EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.0%)
Invesco DB Gold Fund*‡	133,000	$6,698,545
Invesco DB Precious Metals Fund*	89,090	4,190,758
Invesco DB Silver Fund*‡	103,180	3,172,940
iShares Gold Trust*	455,050	15,203,220

Total Commodity		29,265,463

Equity (3.6%)
iShares China Large-Cap ETF(x)	59,385	2,311,858
iShares International Developed Property ETF(x)‡	125,310	4,641,445
iShares MSCI EAFE Small-Cap ETF	99,070	7,371,799
SPDR S&P Emerging Asia Pacific ETF(x)	5,750	713,460
SPDR S&P Emerging Markets SmallCap ETF(x)	41,945	2,460,074

Total Equity		17,498,636

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF(x)	86,960	9,570,818

Total Exchange Traded Funds (11.6%) (Cost $42,611,331)		56,334,917

INVESTMENT COMPANIES:
Alternatives (14.3%)
1290 VT Convertible Securities Portfolio‡	913,125	14,692,680
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,967,060	25,974,397
1290 VT Natural Resources Portfolio‡	1,118,929	8,346,152
1290 VT Real Estate Portfolio‡	1,719,087	20,530,287

Total Alternatives		69,543,516

Equity (53.1%)
1290 VT Equity Income Portfolio‡	1,997,987	9,823,306
1290 VT GAMCO Small Company Value Portfolio‡	420,786	31,222,457
1290 VT Low Volatility Global Equity Portfolio‡	915,235	12,142,414
EQ/AB Small Cap Growth Portfolio‡	1,686,611	40,673,185
EQ/Emerging Markets Equity PLUS Portfolio‡	633,048	7,109,080
EQ/International Equity Index Portfolio‡	1,042,541	11,338,152
EQ/Invesco Comstock Portfolio‡	998,109	21,353,848
EQ/Janus Enterprise Portfolio*‡	115,735	3,012,427
EQ/JPMorgan Value Opportunities Portfolio‡	834,228	19,579,823
EQ/Loomis Sayles Growth Portfolio*‡	2,050,029	25,281,942
EQ/MFS International Growth Portfolio‡	3,705,059	33,444,941
EQ/T. Rowe Price Growth Stock Portfolio‡	309,357	25,379,988
EQ/Value Equity Portfolio‡	681,647	17,459,455

Total Equity		257,821,018

Fixed Income (20.9%)
1290 Diversified Bond Fund‡	256,597	2,771,247
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,154,119	11,906,309
1290 VT High Yield Bond Portfolio‡	1,458,266	14,677,685
EQ/Core Plus Bond Portfolio‡	6,602,900	27,637,750
EQ/Intermediate Government Bond Portfolio‡	354,618	3,737,018
EQ/PIMCO Global Real Return Portfolio*‡	1,814,121	20,003,725
EQ/PIMCO Ultra Short Bond Portfolio‡	1,078,862	10,672,197
Multimanager Core Bond Portfolio‡	1,007,508	10,055,128

Total Fixed Income		101,461,059

Total Investment Companies (88.3%) (Cost $367,276,815)		428,825,593

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $1,027,691, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $1,048,243. (xx)	$1,027,690	1,027,690
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%- 5.250%, maturing 2/15/29-2/15/41; total market value $102,000. (xx)	100,000	100,000

Total Repurchase Agreements		1,127,690

Total Short-Term Investments (0.2%) (Cost $1,127,690)		1,127,690

Total Investments in Securities (100.1%) (Cost $411,015,836)		486,288,200
Other Assets Less Liabilities (-0.1%)		(913,732)

Net Assets (100%)		$485,374,468

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $10,520,015. This was collateralized by $9,602,381 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/7/21 - 8/15/50 and by cash of $1,127,690 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class K shares except Invesco DB Gold Fund, Invesco DB Silver Fund and iShares International Developed Property ETF.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund*	133,000	7,361,869	—	—	—	(663,324)	6,698,545	—	—
Invesco DB Silver Fund*	103,180	3,857,291	—	—	—	(684,351)	3,172,940	—	—
Equity
iShares International Developed Property ETF(x)	125,310	4,468,555	—	—	—	172,890	4,641,445	134,078	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	913,125	14,880,247	229,954	(891,081)	36,917	436,643	14,692,680	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,967,060	23,272,610	1,794,930	(1,336,621)	173	2,243,305	25,974,397	—	—
1290 VT Natural Resources Portfolio	1,118,929	7,283,012	131,402	(509,189)	(5,331)	1,446,258	8,346,152	—	—
1290 VT Real Estate Portfolio	1,719,087	18,158,110	845,653	(1,145,675)	38,095	2,634,104	20,530,287	—	—
Equity
1290 VT Equity Income Portfolio	1,997,987	9,218,675	131,402	(1,209,189)	50,257	1,632,161	9,823,306	—	—
1290 VT GAMCO Small Company Value Portfolio	420,786	30,807,357	483,192	(5,065,798)	569,337	4,428,369	31,222,457	—	—
1290 VT Low Volatility Global Equity Portfolio	915,235	11,698,685	180,678	(700,135)	26,333	936,853	12,142,414	—	—
EQ/AB Small Cap Growth Portfolio	1,686,611	40,762,375	666,577	(4,789,606)	315,744	3,718,095	40,673,185	—	—
EQ/Emerging Markets Equity PLUS Portfolio	633,048	8,579,277	147,827	(1,772,838)	262,720	(107,906)	7,109,080	—	—
EQ/International Equity Index Portfolio	1,042,541	10,947,156	180,677	(700,135)	40,342	870,112	11,338,152	—	—
EQ/Invesco Comstock Portfolio	998,109	20,469,755	312,080	(4,009,324)	532,554	4,048,783	21,353,848	—	—
EQ/Janus Enterprise Portfolio*	115,735	2,812,345	32,850	(127,297)	8,571	285,958	3,012,427	—	—
EQ/JPMorgan Value Opportunities Portfolio	834,228	21,045,227	328,506	(5,072,972)	595,510	2,683,552	19,579,823	—	—
EQ/Loomis Sayles Growth Portfolio*	2,050,029	24,367,772	377,779	(2,013,918)	81,599	2,468,710	25,281,942	—	—
EQ/MFS International Growth Portfolio	3,705,059	33,519,985	542,032	(2,100,404)	68,133	1,415,195	33,444,941	—	—
EQ/T. Rowe Price Growth Stock Portfolio	309,357	24,669,643	377,779	(2,013,918)	68,333	2,278,151	25,379,988	—	—
EQ/Value Equity Portfolio(a)	681,647	17,060,266	312,079	(2,709,324)	307,757	2,488,677	17,459,455	—	—
Fixed Income
1290 Diversified Bond Fund	256,597	—	2,851,970	—	—	(80,723)	2,771,247	63,311	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,154,119	9,847,850	2,659,776	(610,665)	(81)	9,429	11,906,309	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	1,458,266	13,522,164	1,513,528	(827,432)	164	469,261	14,677,685	—	—
EQ/Core Plus Bond Portfolio(aa)	6,602,900	—	1,443,390	(453,930)	127	(1,649,185)	27,637,750	—	—
EQ/Global Bond PLUS Portfolio(aa)	—	26,718,801	2,972,837	(1,207,843)	(446)	(186,001)	—	248,629	742,040
EQ/Intermediate Government Bond Portfolio	354,618	5,682,882	1,492,577	(3,362,978)	(16,663)	(58,800)	3,737,018	—	—
EQ/PIMCO Global Real Return Portfolio*	1,814,121	17,992,380	2,912,079	(1,209,324)	5,388	303,202	20,003,725	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,078,862	9,611,992	1,659,776	(610,665)	(27)	11,121	10,672,197	—	—
Multimanager Core Bond Portfolio	1,007,508	8,127,468	2,629,727	(509,189)	(573)	(192,305)	10,055,128	114,650	—

Total		426,743,749	27,211,057	(44,959,450)	2,984,933	31,358,234	443,338,523	560,668	742,040

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $27,035,022 (at a cost of $28,297,348), representing 2,915,243 shares of EQ/Global Bond PLUS Portfolio and 6,363,975 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$56,334,917	$—	$—	$56,334,917
Investment Companies
Investment Companies	2,771,247	426,054,346	—	428,825,593
Short-Term Investments
Repurchase Agreements	—	1,127,690	—	1,127,690

Total Assets	$59,106,164	$427,182,036	$—	$486,288,200

Total Liabilities	$—	$—	$—	$—

Total	$59,106,164	$427,182,036	$—	$486,288,200

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,085,207
Aggregate gross unrealized depreciation	(4,888,554)

Net unrealized appreciation	$71,196,653

Federal income tax cost of investments in securities and derivative instruments, if applicable	$415,091,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.3%)
EQ/2000 Managed Volatility Portfolio‡	874,945	$23,052,163
EQ/400 Managed Volatility Portfolio‡	80,739	2,156,162
EQ/500 Managed Volatility Portfolio‡	1,559,281	52,470,601
EQ/International Managed Volatility Portfolio‡	810,095	12,544,967

Total Equity		90,223,893

Fixed Income (89.6%)
EQ/Intermediate Government Bond Portfolio‡	74,201,715	781,949,198

Total Investments in Securities (99.9%) (Cost $828,247,539)		872,173,091
Other Assets Less Liabilities (0.1%)		706,489

Net Assets (100%)		$872,879,580

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	874,945	29,140,669	1,709,796	(11,134,747)	3,961,395	(624,950)	23,052,163	—	—
EQ/400 Managed Volatility Portfolio	80,739	5,541,609	427,447	(4,508,687)	1,557,959	(862,166)	2,156,162	—	—
EQ/500 Managed Volatility Portfolio	1,559,281	62,423,938	5,129,383	(23,254,240)	5,011,342	3,160,178	52,470,601	—	—
EQ/International Managed Volatility Portfolio	810,095	15,629,533	1,282,344	(5,476,060)	1,409,054	(299,904)	12,544,967	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	74,201,715	902,203,008	98,140,738	(208,563,598)	(156,274)	(9,674,676)	781,949,198	—	—

Total		1,014,938,757	106,689,708	(252,937,332)	11,783,476	(8,301,518)	872,173,091	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$872,173,091	$—	$872,173,091

Total Assets	$—	$872,173,091	$—	$872,173,091

Total Liabilities	$—	$—	$—	$—

Total	$—	$872,173,091	$—	$872,173,091

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,494,933
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$43,494,933

Federal income tax cost of investments in securities and derivative instruments, if applicable	$828,678,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.3%)
EQ/2000 Managed Volatility Portfolio‡	1,649,021	$43,446,734
EQ/400 Managed Volatility Portfolio‡	177,030	4,727,646
EQ/500 Managed Volatility Portfolio‡	3,114,892	104,817,727
EQ/International Managed Volatility Portfolio‡	1,594,379	24,690,236

Total Equity		177,682,343

Fixed Income (79.9%)
EQ/AB Short Duration Government Bond Portfolio‡	8,702,235	86,618,886
EQ/Core Bond Index Portfolio‡	28,829,085	298,165,013
EQ/Intermediate Government Bond Portfolio‡	29,801,959	314,057,671
EQ/Long-Term Bond Portfolio‡	73,148	709,254

Total Fixed Income		699,550,824

Total Investments in Securities (100.2%) (Cost $775,048,228)		877,233,167
Other Assets Less Liabilities (-0.2%)		(2,102,775)

Net Assets (100%)		$875,130,392

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,649,021	49,446,697	2,840,744	(14,683,714)	4,135,596	1,707,411	43,446,734	—	—
EQ/400 Managed Volatility Portfolio	177,030	6,474,086	532,639	(3,146,946)	729,396	138,471	4,727,646	—	—
EQ/500 Managed Volatility Portfolio	3,114,892	110,566,775	8,699,775	(30,000,124)	6,364,464	9,186,837	104,817,727	—	—
EQ/International Managed Volatility Portfolio	1,594,379	27,703,121	2,308,104	(7,336,768)	1,225,911	789,868	24,690,236	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	8,702,235	88,307,246	10,629,404	(12,513,267)	207	195,296	86,618,886	—	—
EQ/Core Bond Index Portfolio	28,829,085	304,600,718	37,013,675	(39,764,623)	2,889	(3,687,646)	298,165,013	—	—
EQ/Intermediate Government Bond Portfolio	29,801,959	321,779,408	39,944,230	(43,807,408)	2,374	(3,860,933)	314,057,671	—	—
EQ/Long-Term Bond Portfolio	73,148	—	710,000	—	—	(746)	709,254	—	—

Total		908,878,051	102,678,571	(151,252,850)	12,460,837	4,468,558	877,233,167	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$877,233,167	$—	$877,233,167

Total Assets	$—	$877,233,167	$—	$877,233,167

Total Liabilities	$—	$—	$—	$—

Total	$—	$877,233,167	$—	$877,233,167

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,009,463
Aggregate gross unrealized depreciation	(1,028)

Net unrealized appreciation	$102,008,435

Federal income tax cost of investments in securities and derivative instruments, if applicable	$775,224,732

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.2%)
EQ/2000 Managed Volatility Portfolio‡	5,910,814	$155,732,122
EQ/400 Managed Volatility Portfolio‡	626,291	16,725,269
EQ/500 Managed Volatility Portfolio‡	11,293,025	380,016,156
EQ/International Managed Volatility Portfolio‡	5,790,752	89,674,447

Total Equity		642,147,994

Fixed Income (59.7%)
EQ/AB Short Duration Government Bond Portfolio‡	11,611,639	115,578,034
EQ/Core Bond Index Portfolio‡	39,285,727	406,312,899
EQ/Intermediate Government Bond Portfolio‡	40,824,359	430,213,438
EQ/Long-Term Bond Portfolio‡	121,570	1,178,760

Total Fixed Income		953,283,131

Total Investments in Securities (99.9%) (Cost $1,247,426,499)		1,595,431,125
Other Assets Less Liabilities (0.1%)		1,084,248

Net Assets (100%)		$1,596,515,373

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	5,910,814	172,213,718	1,485,692	(38,132,502)	10,635,740	9,529,474	155,732,122	—	—
EQ/400 Managed Volatility Portfolio	626,291	20,163,203	165,078	(6,303,611)	993,382	1,707,217	16,725,269	—	—
EQ/500 Managed Volatility Portfolio	11,293,025	383,960,053	4,003,114	(63,637,575)	17,945,575	37,744,989	380,016,156	—	—
EQ/International Managed Volatility Portfolio	5,790,752	95,188,877	1,031,729	(13,672,571)	2,315,284	4,811,128	89,674,447	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	11,611,639	113,709,263	9,729,346	(8,117,988)	292	257,121	115,578,034	—	—
EQ/Core Bond Index Portfolio	39,285,727	396,430,778	39,535,652	(24,839,381)	(8,213)	(4,805,937)	406,312,899	—	—
EQ/Intermediate Government Bond Portfolio	40,824,359	421,605,204	41,657,075	(27,937,506)	(22,923)	(5,088,412)	430,213,438	—	—
EQ/Long-Term Bond Portfolio	121,570	—	1,180,001	—	—	(1,241)	1,178,760	—	—

Total		1,603,271,096	98,787,687	(182,641,134)	31,859,137	44,154,339	1,595,431,125	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,595,431,125	$—	$1,595,431,125

Total Assets	$—	$1,595,431,125	$—	$1,595,431,125

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,595,431,125	$—	$1,595,431,125

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347,847,626
Aggregate gross unrealized depreciation	(1,294)

Net unrealized appreciation	$347,846,332

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,247,584,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.3%)
EQ/2000 Managed Volatility Portfolio‡	20,082,506	$529,113,506
EQ/400 Managed Volatility Portfolio‡	2,082,946	55,625,661
EQ/500 Managed Volatility Portfolio‡	38,987,306	1,311,943,054
EQ/International Managed Volatility Portfolio‡	20,027,478	310,141,601

Total Equity		2,206,823,822

Fixed Income (49.7%)
EQ/AB Short Duration Government Bond Portfolio‡	26,717,630	265,937,573
EQ/Core Bond Index Portfolio‡	89,480,825	925,456,054
EQ/Intermediate Government Bond Portfolio‡	93,299,525	983,204,879
EQ/Long-Term Bond Portfolio‡	298,773	2,896,951

Total Fixed Income		2,177,495,457

Total Investments in Securities (100.0%) (Cost $3,379,150,552)		4,384,319,279
Other Assets Less Liabilities (0.0%)		(570,241)

Net Assets (100%)		$4,383,749,038

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	20,082,506	493,575,808	79,492,141	(100,629,369)	20,797,902	35,877,024	529,113,506	—	—
EQ/400 Managed Volatility Portfolio	2,082,946	53,105,109	9,058,199	(14,016,974)	1,989,917	5,489,410	55,625,661	—	—
EQ/500 Managed Volatility Portfolio	38,987,306	1,094,687,266	220,360,031	(171,354,161)	15,904,462	152,345,456	1,311,943,054	—	—
EQ/International Managed Volatility Portfolio	20,027,478	271,797,618	57,812,467	(39,348,632)	2,846,414	17,033,734	310,141,601	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	26,717,630	214,732,476	67,672,629	(17,008,264)	2,082	538,650	265,937,573	—	—
EQ/Core Bond Index Portfolio	89,480,825	750,812,474	234,944,448	(51,118,370)	(66,512)	(9,115,986)	925,456,054	—	—
EQ/Intermediate Government Bond Portfolio	93,299,525	798,489,178	252,115,925	(57,582,134)	(54,414)	(9,763,676)	983,204,879	—	—
EQ/Long-Term Bond Portfolio	298,773	—	2,900,000	—	—	(3,049)	2,896,951	—	—

Total		3,677,199,929	924,355,840	(451,057,904)	41,419,851	192,401,563	4,384,319,279	—	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,384,319,279	$—	$4,384,319,279

Total Assets	$—	$4,384,319,279	$—	$4,384,319,279

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,384,319,279	$—	$4,384,319,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,004,888,629
Aggregate gross unrealized depreciation	(3,180)

Net unrealized appreciation	$1,004,885,449

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,379,433,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.5%)
EQ/2000 Managed Volatility Portfolio‡	40,843,582	$1,076,105,284
EQ/400 Managed Volatility Portfolio‡	4,898,793	130,823,669
EQ/500 Managed Volatility Portfolio‡	78,138,750	2,629,409,420
EQ/International Managed Volatility Portfolio‡	39,988,672	619,256,735

Total Equity		4,455,595,108

Fixed Income (39.5%)
EQ/AB Short Duration Government Bond Portfolio‡	35,314,166	351,504,368
EQ/Core Bond Index Portfolio‡	120,861,231	1,250,008,121
EQ/Intermediate Government Bond Portfolio‡	123,829,125	1,304,930,548
EQ/Long-Term Bond Portfolio‡	427,657	4,146,636

Total Fixed Income		2,910,589,673

Total Investments in Securities (100.0%) (Cost $5,034,544,416)		7,366,184,781
Other Assets Less Liabilities (0.0%)		(1,136,869)

Net Assets (100%)		$7,365,047,912

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	40,843,582	1,176,233,652	—	(238,431,212)	60,304,010	77,998,834	1,076,105,284	—	—
EQ/400 Managed Volatility Portfolio	4,898,793	141,017,675	—	(30,051,038)	4,989,395	14,867,637	130,823,669	—	—
EQ/500 Managed Volatility Portfolio	78,138,750	2,630,471,952	—	(388,410,312)	114,921,136	272,426,644	2,629,409,420	—	—
EQ/International Managed Volatility Portfolio	39,988,672	655,518,813	—	(85,047,890)	12,623,806	36,162,006	619,256,735	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	35,314,166	343,297,502	39,100,000	(31,680,152)	4,811	782,207	351,504,368	—	—
EQ/Core Bond Index Portfolio	120,861,231	1,204,853,195	160,850,000	(100,993,703)	(93,609)	(14,607,762)	1,250,008,121	—	—
EQ/Intermediate Government Bond Portfolio	123,829,125	1,261,934,470	170,149,999	(111,719,741)	(86,902)	(15,347,278)	1,304,930,548	—	—
EQ/Long-Term Bond Portfolio	427,657	—	4,151,000	—	—	(4,364)	4,146,636	—	—

Total		7,413,327,259	374,250,999	(986,334,048)	192,662,647	372,277,924	7,366,184,781	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,366,184,781	$—	$7,366,184,781

Total Assets	$—	$7,366,184,781	$—	$7,366,184,781

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,366,184,781	$—	$7,366,184,781

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,332,189,220
Aggregate gross unrealized depreciation	(4,185)

Net unrealized appreciation	$2,332,185,035

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,033,999,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.7%)
EQ/2000 Managed Volatility Portfolio‡	38,167,851	$1,005,607,836
EQ/400 Managed Volatility Portfolio‡	4,531,899	121,025,642
EQ/500 Managed Volatility Portfolio‡	72,904,273	2,453,266,554
EQ/International Managed Volatility Portfolio‡	37,162,279	575,487,777

Total Equity		4,155,387,809

Fixed Income (29.3%)
EQ/AB Short Duration Government Bond Portfolio‡	20,859,240	207,625,290
EQ/Core Bond Index Portfolio‡	71,007,271	734,393,192
EQ/Intermediate Government Bond Portfolio‡	73,773,643	777,438,107
EQ/Long-Term Bond Portfolio‡	274,047	2,657,204

Total Fixed Income		1,722,113,793

Total Investments in Securities (100.0%) (Cost $3,989,106,423)		5,877,501,602
Other Assets Less Liabilities (0.0%)		(2,294,827)

Net Assets (100%)		$5,875,206,775

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	38,167,851	1,057,620,907	663,586	(177,432,289)	32,887,029	91,868,603	1,005,607,836	—	—
EQ/400 Managed Volatility Portfolio	4,531,899	125,712,291	63,199	(22,626,885)	3,166,869	14,710,168	121,025,642	—	—
EQ/500 Managed Volatility Portfolio	72,904,273	2,372,984,342	1,790,626	(275,395,064)	52,321,375	301,565,275	2,453,266,554	—	—
EQ/International Managed Volatility Portfolio	37,162,279	594,198,797	463,456	(63,530,487)	5,866,804	38,489,207	575,487,777	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	20,859,240	196,558,268	26,557,998	(15,947,212)	1,852	454,384	207,625,290	—	—
EQ/Core Bond Index Portfolio	71,007,271	683,552,180	109,316,121	(50,036,224)	(57,926)	(8,380,959)	734,393,192	—	—
EQ/Intermediate Government Bond Portfolio	73,773,643	727,237,087	115,358,253	(56,150,814)	(44,052)	(8,962,367)	777,438,107	—	—
EQ/Long-Term Bond Portfolio	274,047	—	2,660,000	—	—	(2,796)	2,657,204	—	—

Total		5,757,863,872	256,873,239	(661,118,975)	94,141,951	429,741,515	5,877,501,602	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,877,501,602	$—	$5,877,501,602

Total Assets	$—	$5,877,501,602	$—	$5,877,501,602

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,877,501,602	$—	$5,877,501,602

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,888,314,971
Aggregate gross unrealized depreciation	(2,818)

Net unrealized appreciation	$1,888,312,153

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,989,189,449

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.0%)
EQ/2000 Managed Volatility Portfolio‡	43,265,397	$1,139,912,793
EQ/400 Managed Volatility Portfolio‡	5,249,726	140,195,422
EQ/500 Managed Volatility Portfolio‡	83,559,494	2,811,820,277
EQ/International Managed Volatility Portfolio‡	42,381,834	656,316,785

Total Equity		4,748,245,277

Fixed Income (19.0%)
EQ/AB Short Duration Government Bond Portfolio‡	12,942,388	128,823,827
EQ/Core Bond Index Portfolio‡	45,462,384	470,195,024
EQ/Intermediate Government Bond Portfolio‡	48,901,152	515,327,933
EQ/Long-Term Bond Portfolio‡	182,354	1,768,139

Total Fixed Income		1,116,114,923

Total Investments in Securities (100.0%) (Cost $4,222,171,114)		5,864,360,200
Other Assets Less Liabilities (0.0%)		(2,095,361)

Net Assets (100%)		$5,862,264,839

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	43,265,397	1,126,197,113	6,291,830	(126,437,214)	16,345,870	117,515,194	1,139,912,793	—	—
EQ/400 Managed Volatility Portfolio	5,249,726	137,798,194	699,093	(18,215,246)	2,064,479	17,848,902	140,195,422	—	—
EQ/500 Managed Volatility Portfolio	83,559,494	2,648,819,010	16,865,600	(250,030,309)	27,712,776	368,453,200	2,811,820,277	—	—
EQ/International Managed Volatility Portfolio	42,381,834	667,585,270	4,456,713	(65,284,693)	4,243,009	45,316,486	656,316,785	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,942,388	117,497,362	20,073,866	(9,024,058)	425	276,232	128,823,827	—	—
EQ/Core Bond Index Portfolio	45,462,384	422,924,312	80,196,369	(27,660,984)	(42,933)	(5,221,740)	470,195,024	—	—
EQ/Intermediate Government Bond Portfolio	48,901,152	465,669,756	86,271,142	(30,779,795)	(31,010)	(5,802,160)	515,327,933	—	—
EQ/Long-Term Bond Portfolio	182,354	—	1,770,000	—	—	(1,861)	1,768,139	—	—

Total		5,586,491,017	216,624,613	(527,432,299)	50,292,616	538,384,253	5,864,360,200	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,864,360,200	$—	$5,864,360,200

Total Assets	$—	$5,864,360,200	$—	$5,864,360,200

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,864,360,200	$—	$5,864,360,200

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,634,038,447
Aggregate gross unrealized depreciation	(48,833)

Net unrealized appreciation	$1,633,989,614

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,230,370,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.6%)
Invesco S&P 500 High Dividend Low Volatility ETF (x)	19,390	$820,779
Invesco S&P 500 Low Volatility ETF	13,910	846,284
Invesco S&P Emerging Markets Low Volatility ETF	40,350	993,949
Invesco S&P International Developed Low Volatility ETF	67,500	2,067,525
Invesco S&P MidCap Low Volatility ETF (x)	20,110	1,056,177
Invesco S&P SmallCap Low Volatility ETF	11,770	554,485
iShares MSCI EAFE Min Vol Factor ETF	27,220	2,050,755
iShares MSCI Emerging Markets Min Vol Factor ETF (x)	15,570	975,772
iShares MSCI Global Min Vol Factor ETF	43,690	4,488,274
iShares MSCI USA Min Vol Factor ETF	12,130	891,555
SPDR SSGA US Large Cap Low Volatility Index ETF (x)	6,360	848,424
SPDR SSGA US Small Cap Low Volatility Index ETF	4,620	518,324

Total Exchange Traded Funds (99.6%) (Cost $12,753,899)		16,112,303

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (7.5%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $1,207,226, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $1,231,370. (xx)	$1,207,225	1,207,225

Total Short-Term Investment (7.5%) (Cost $1,207,225)		1,207,225

Total Investments in Securities (107.1%) (Cost $13,961,124)		17,319,528
Other Assets Less Liabilities (-7.1%)		(1,147,978)

Net Assets (100%)		$16,171,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $1,175,129. This was collateralized by $4,310 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/7/21 - 2/15/49 and by cash of $1,207,225 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$16,112,303	$—	$—	$16,112,303
Short-Term Investment
Repurchase Agreement	—	1,207,225	—	1,207,225

Total Assets	$16,112,303	$1,207,225	$—	$17,319,528

Total Liabilities	$—	$—	$—	$—

Total	$16,112,303	$1,207,225	$—	$17,319,528

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,351,681
Aggregate gross unrealized depreciation	(247)

Net unrealized appreciation	$3,351,434

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,968,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.3%)
iShares Core MSCI EAFE ETF	136,640	$10,145,520
iShares Core S&P 500 ETF	24,800	10,684,336
iShares Core S&P Mid-Cap ETF	13,550	3,564,599
iShares Core S&P Small-Cap ETF	6,950	758,870
iShares MSCI EAFE ETF(x)	36,460	2,844,245
iShares Russell 2000 ETF(x)	3,180	695,625
Vanguard Large-Cap ETF(x)	17,260	3,467,879
Vanguard S&P 500 ETF	27,370	10,794,728

Total Equity		42,955,802

Fixed Income (35.2%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	249,550	23,560,015

Total Exchange Traded Funds (99.5%) (Cost $57,600,336)		66,515,817

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	100,000	100,000
JPMorgan Prime Money Market Fund, IM Shares	451,078	451,304

Total Investment Companies		551,304

	Principal Amount	Value (Note 1)
Repurchase Agreements (27.3%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $8,756,967, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $8,932,099. (xx)	$8,756,960	8,756,960
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $9,518,681, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 10/28/21-2/15/41; total market value $9,709,047. (xx)	9,518,673	9,518,673

Total Repurchase Agreements		18,275,633

Total Short-Term Investments (28.2%) (Cost $18,826,937)		18,826,937

Total Investments in Securities (127.7%) (Cost $76,427,273)		85,342,754
Other Assets Less Liabilities (-27.7%)		(18,495,363)

Net Assets (100%)		$66,847,391

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $18,749,175. This was collateralized by $785,041 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/7/21 - 8/15/50 and by cash of $18,375,633 which was subsequently invested in an investment company and joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$66,515,817	$—	$—	$66,515,817
Short-Term Investments
Investment Companies	551,304	—	—	551,304
Repurchase Agreements	—	18,275,633	—	18,275,633

Total Assets	$67,067,121	$18,275,633	$—	$85,342,754

Total Liabilities	$—	$—	$—	$—

Total	$67,067,121	$18,275,633	$—	$85,342,754

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,639,124
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$8,639,124

Federal income tax cost of investments in securities and derivative instruments, if applicable	$76,703,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (39.3%)
IQ Merger Arbitrage ETF(x)	28,260	$929,189
ProShares Long Online/Short Stores ETF	8,510	585,411
ProShares RAFI Long/Short‡	7,210	226,377
WisdomTree Managed Futures Strategy Fund(x)	26,980	1,105,910

Total Alternatives		2,846,887

Commodity (15.9%)
Invesco DB Agriculture Fund*	14,970	286,226
Invesco DB Energy Fund*	18,560	314,404
Invesco DB Gold Fund*	7,110	358,095
Invesco DB Precious Metals Fund*	4,130	194,274

Total Commodity		1,152,999

Equity (16.6%)
iShares Core US REIT ETF	10,270	602,336
Vanguard Global ex-U.S. Real Estate ETF	10,720	603,643

Total Equity		1,205,979

Fixed Income (27.9%)
iShares Convertible Bond ETF	10,290	1,026,325
Vanguard Short-Term Inflation-Protected Securities ETF	18,980	997,968

Total Fixed Income		2,024,293

Total Exchange Traded Funds (99.7%) (Cost $7,092,508)		7,230,158

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	100,000	100,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (13.4%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $975,321, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $994,826. (xx)	$975,320	975,320

Total Short-Term Investments (14.8%) (Cost $1,075,320)		1,075,320

Total Investments in Securities (114.5%) (Cost $8,167,828)		8,305,478
Other Assets Less Liabilities (-14.5%)		(1,050,145)

Net Assets (100%)		$7,255,333

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $1,050,249. This was collateralized by cash of $1,075,320 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	7,210	250,363	—	(33,038)	(4,380)	13,432	226,377	1,911	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,230,158	$—	$—	$7,230,158
Short-Term Investments
Investment Company	100,000	—	—	100,000
Repurchase Agreement	—	975,320	—	975,320

Total Assets	$7,330,158	$975,320	$—	$8,305,478

Total Liabilities	$—	$—	$—	$—

Total	$7,330,158	$975,320	$—	$8,305,478

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$428,810
Aggregate gross unrealized depreciation	(86,091)

Net unrealized appreciation	$342,719

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,962,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Communication Services (0.9%)
Media (0.2%)
ViacomCBS, Inc.
5.750%(x)	1,295	$84,602

Wireless Telecommunication Services (0.7%)
2020 Cash Mandatory Exchangeable Trust
5.250%*§	270	305,308

Total Communication Services		389,910

Consumer Discretionary (0.8%)
Auto Components (0.8%)
Aptiv plc
5.500%	2,090	352,165

Total Consumer Discretionary		352,165

Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd.
4.875%	895	107,355

Total Consumer Staples		107,355

Financials (4.6%)
Banks (3.4%)
Bank of America Corp.
7.250%	470	677,937
Wells Fargo & Co.
7.500%	595	881,790

		1,559,727

Capital Markets (0.7%)
AMG Capital Trust II
5.150%	1,115	66,343
KKR & Co., Inc.
6.000%(x)	3,105	245,326

		311,669

Diversified Financial Services (0.5%)
2020 Mandatory Exchangeable Trust
6.500%§	135	208,845

Total Financials		2,080,241

Health Care (4.2%)
Health Care Equipment & Supplies (2.9%)
Becton Dickinson and Co.
6.000%(x)	4,000	215,920
Boston Scientific Corp.
5.500%	1,275	148,410
Danaher Corp.
5.000%(x)	505	926,791

		1,291,121

Life Sciences Tools & Services (1.0%)
Avantor, Inc.
6.250%	3,480	438,167

Pharmaceuticals (0.3%)
Elanco Animal Health, Inc.
5.000%(x)	3,140	156,592

Total Health Care		1,885,880

Industrials (1.3%)
Commercial Services & Supplies (0.3%)
GFL Environmental, Inc.
6.000%(x)	1,810	153,922

Construction & Engineering (0.2%)
Fluor Corp.
6.500%§	75	74,858

Machinery (0.4%)
RBC Bearings, Inc.
5.000%*	900	100,323
Stanley Black & Decker, Inc.
5.250%	900	94,716

		195,039

Professional Services (0.4%)
Clarivate plc
5.250%	2,200	190,718

Total Industrials		614,537

Information Technology (2.0%)
Electronic Equipment, Instruments & Components (0.1%)
II-VI, Inc.
6.000%	295	74,358

Semiconductors & Semiconductor Equipment (1.9%)
Broadcom, Inc.
8.000%	555	850,265

Total Information Technology		924,623

Materials (0.9%)
Metals & Mining (0.9%)
ArcelorMittal SA
5.500%	5,520	396,557

Total Materials		396,557

Utilities (5.8%)
Electric Utilities (3.8%)
American Electric Power Co., Inc.
6.125%	6,200	300,023
NextEra Energy, Inc.
5.279%	18,025	964,471
PG&E Corp.
5.500%	2,225	212,710
Southern Co. (The)
6.750%	4,695	239,492

		1,716,696

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)
6.875%	1,425	137,370

Multi-Utilities (1.6%)
Algonquin Power & Utilities Corp.
7.750%	3,945	191,017
Dominion Energy, Inc.
7.250%(x)	2,185	212,229
DTE Energy Co.
6.250%	3,395	170,632
NiSource, Inc.
7.750%(x)	1,175	121,554

		695,432

Water Utilities (0.1%)
Essential Utilities, Inc.
6.000%	955	54,808

Total Utilities		2,604,306

Total Convertible Preferred Stocks (20.7%) (Cost $9,301,105)		9,355,574

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (79.4%)
Communication Services (15.2%)
Diversified Telecommunication Services (0.3%)
Bandwidth, Inc.
0.250%, 3/1/26	$40,000	47,898
Liberty Latin America Ltd.
2.000%, 7/15/24(x)	65,000	65,975

		113,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Entertainment (5.5%)
Bilibili, Inc.
1.375%, 4/1/26	$60,000	$163,884
1.250%, 6/15/27(x)	145,000	259,912
Cinemark Holdings, Inc.
4.500%, 8/15/25	55,000	87,676
iQIYI, Inc.
3.750%, 12/1/23(x)	105,000	103,268
2.000%, 4/1/25	245,000	215,360
4.000%, 12/15/26	120,000	102,300
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23	65,000	92,222
Live Nation Entertainment, Inc.
2.500%, 3/15/23	70,000	100,986
2.000%, 2/15/25	60,000	68,760
Sea Ltd.
2.375%, 12/1/25	185,000	656,676
0.250%, 9/15/26	420,000	425,040
Zynga, Inc.
0.250%, 6/1/24	90,000	102,028
(Zero Coupon), 12/15/26§	120,000	115,875

		2,493,987

Interactive Media & Services (4.7%)
fuboTV, Inc.
3.250%, 2/15/26§	45,000	40,727
Hello Group, Inc.
1.250%, 7/1/25	75,000	63,234
JOYY, Inc.
0.750%, 6/15/25	70,000	65,450
1.375%, 6/15/26	65,000	60,125
Snap, Inc.
0.250%, 5/1/25	80,000	272,664
0.750%, 8/1/26	110,000	358,820
(Zero Coupon), 5/1/27§	175,000	201,088
Twitter, Inc.
0.250%, 6/15/24	150,000	188,871
(Zero Coupon), 3/15/26§	275,000	255,293
Weibo Corp.
1.250%, 11/15/22	120,000	116,700
Zillow Group, Inc.
0.750%, 9/1/24	90,000	185,310
2.750%, 5/15/25	110,000	171,259
1.375%, 9/1/26	65,000	136,825

		2,116,366

Media (4.7%)
Cable One, Inc.
(Zero Coupon), 3/15/26§	65,000	63,635
DISH Network Corp.
2.375%, 3/15/24	130,000	126,669
(Zero Coupon), 12/15/25§	280,000	334,600
3.375%, 8/15/26	470,000	488,565
Liberty Broadband Corp.
1.250%, 9/30/50§	125,000	126,938
2.750%, 9/30/50§	165,000	174,181
Liberty Interactive LLC
4.000%, 11/15/29	50,000	39,000
3.750%, 2/15/30	60,000	46,575
1.750%, 9/30/46§	35,000	74,760
Liberty Media Corp.
1.375%, 10/15/23	125,000	170,183
2.125%, 3/31/48§	40,000	41,300
2.250%, 12/1/48§	65,000	89,472
2.750%, 12/1/49§	100,000	103,600
0.500%, 12/1/50§	190,000	228,095
Magnite, Inc.
0.250%, 3/15/26§	40,000	34,281

		2,141,854

Total Communication Services		6,866,080

Consumer Discretionary (16.1%)
Auto Components (0.1%)
LCI Industries
1.125%, 5/15/26§	50,000	51,975

Automobiles (1.6%)
Fisker, Inc.
2.500%, 9/15/26§	100,000	98,161
Ford Motor Co.
(Zero Coupon), 3/15/26§	320,000	345,000
Li Auto, Inc.
0.250%, 5/1/28§	105,000	122,916
NIO, Inc.
(Zero Coupon), 2/1/26§	95,000	81,404
0.500%, 2/1/27§	100,000	81,405

		728,886

Diversified Consumer Services (1.0%)
2U, Inc.
2.250%, 5/1/25	60,000	83,310
Chegg, Inc.
0.125%, 3/15/25	95,000	136,515
(Zero Coupon), 9/1/26	180,000	177,390
Stride, Inc.
1.125%, 9/1/27	60,000	59,616

		456,831

Hotels, Restaurants & Leisure (4.6%)
Airbnb, Inc.
(Zero Coupon), 3/15/26§	315,000	309,487
Booking Holdings, Inc.
0.750%, 5/1/25	110,000	161,535
Carnival Corp.
5.750%, 4/1/23	70,000	181,055
DraftKings, Inc.
(Zero Coupon), 3/15/28§	175,000	154,088
Expedia Group, Inc.
(Zero Coupon), 2/15/26(x)§	125,000	134,956
Huazhu Group Ltd.
0.375%, 11/1/22	55,000	62,033
3.000%, 5/1/26	75,000	97,266
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26§	75,000	83,906
NCL Corp. Ltd.
6.000%, 5/15/24	115,000	246,273
5.375%, 8/1/25	100,000	170,700
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	200,000	281,000
2.875%, 11/15/23§	80,000	103,400
Vail Resorts, Inc.
(Zero Coupon), 1/1/26§	80,000	85,400

		2,071,099

Internet & Direct Marketing Retail (5.9%)
Etsy, Inc.
0.125%, 10/1/26	85,000	205,997
0.125%, 9/1/27	110,000	144,595
0.250%, 6/15/28§	175,000	198,538
Farfetch Ltd.
3.750%, 5/1/27	55,000	137,868
Fiverr International Ltd.
(Zero Coupon), 11/1/25§	55,000	62,425
Match Group Financeco 2, Inc.
0.875%, 6/15/26§	80,000	150,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	$120,000	$242,552
Match Group Financeco, Inc.
0.875%, 10/1/22§	65,000	231,978
MercadoLibre, Inc.
2.000%, 8/15/28	80,000	305,752
Pinduoduo, Inc.
(Zero Coupon), 12/1/25	270,000	248,670
Porch Group, Inc.
0.750%, 9/15/26§	71,000	70,734
Wayfair, Inc.
1.125%, 11/1/24	100,000	224,550
0.625%, 10/1/25	215,000	214,892
1.000%, 8/15/26	130,000	240,955

		2,679,506

Leisure Products (0.2%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26§	125,000	110,036

Specialty Retail (2.4%)
American Eagle Outfitters, Inc.
3.750%, 4/15/25	55,000	168,405
Burlington Stores, Inc.
2.250%, 4/15/25	110,000	159,775
Dick’s Sporting Goods, Inc.
3.250%, 4/15/25	105,000	385,153
National Vision Holdings, Inc.
2.500%, 5/15/25	55,000	105,613
RH
(Zero Coupon), 9/15/24	50,000	157,235
Vroom, Inc.
0.750%, 7/1/26§	130,000	104,156

		1,080,337

Textiles, Apparel & Luxury Goods (0.3%)
Under Armour, Inc.
1.500%, 6/1/24	65,000	121,144

Total Consumer Discretionary		7,299,814

Consumer Staples (0.7%)
Food Products (0.3%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27§	155,000	132,815

Personal Products (0.4%)
Beauty Health Co. (The)
1.250%, 10/1/26§	118,000	130,390
Herbalife Nutrition Ltd.
2.625%, 3/15/24	75,000	75,844

		206,234

Total Consumer Staples		339,049

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Cheniere Energy, Inc.
4.250%, 3/15/45	60,000	51,477
EQT Corp.
1.750%, 5/1/26	70,000	110,355
Golar LNG Ltd.
2.750%, 2/15/22	50,000	49,621
Pioneer Natural Resources Co.
0.250%, 5/15/25	180,000	290,520

Total Energy		501,973

Financials (1.8%)
Capital Markets (0.9%)
Ares Capital Corp.
3.750%, 2/1/22	50,000	53,500
4.625%, 3/1/24	50,000	55,250
Coinbase Global, Inc.
0.500%, 6/1/26§	195,000	194,902
JPMorgan Chase Financial Co. LLC
0.250%, 5/1/23§	80,000	86,229

		389,881

Consumer Finance (0.6%)
LendingTree, Inc.
0.500%, 7/15/25	70,000	59,531
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	98,000	100,389
Upstart Holdings, Inc.
0.250%, 8/15/26§	92,000	126,155

		286,075

Diversified Financial Services (0.2%)
JPMorgan Chase Bank NA
0.125%, 1/1/23§	70,000	71,444

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Blackstone Mortgage Trust, Inc. (REIT)
4.375%, 5/5/22	55,000	55,612

Total Financials		803,012

Health Care (9.3%)
Biotechnology (3.4%)
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	60,000	61,391
1.250%, 5/15/27	80,000	80,066
Bridgebio Pharma, Inc.
2.500%, 3/15/27	135,000	185,924
2.250%, 2/1/29§	100,000	86,650
Exact Sciences Corp.
1.000%, 1/15/25	20,000	29,245
0.375%, 3/15/27	110,000	124,575
0.375%, 3/1/28	270,000	289,861
Halozyme Therapeutics, Inc.
0.250%, 3/1/27§	140,000	126,823
Insmed, Inc.
0.750%, 6/1/28	80,000	87,450
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	14,000	12,555
3.500%, 2/15/26§	50,000	50,325
Invitae Corp.
2.000%, 9/1/24	40,000	48,800
Ionis Pharmaceuticals, Inc.
0.125%, 12/15/24	95,000	86,629
(Zero Coupon), 4/1/26§	55,000	49,981
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23	45,000	45,077
Neurocrine Biosciences, Inc.
2.250%, 5/15/24(x)	45,000	59,662
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	70,000	103,512

		1,528,526

Health Care Equipment & Supplies (3.0%)
Dexcom, Inc.
0.750%, 12/1/23	110,000	365,681
0.250%, 11/15/25	240,000	284,400
Envista Holdings Corp.
2.375%, 6/1/25	65,000	134,850
Haemonetics Corp.
(Zero Coupon), 3/1/26§	70,000	60,364
Insulet Corp.
0.375%, 9/1/26	110,000	152,969
Integra LifeSciences Holdings Corp.
0.500%, 8/15/25	80,000	87,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Novocure Ltd.
(Zero Coupon), 11/1/25§	$70,000	$74,475
NuVasive, Inc.
1.000%, 6/1/23	60,000	61,162
0.375%, 3/15/25	60,000	57,788
SmileDirectClub, Inc.
(Zero Coupon), 2/1/26§	105,000	73,600

		1,353,169

Health Care Providers & Services (0.6%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27§	160,000	183,200
Oak Street Health, Inc.
(Zero Coupon), 3/15/26§	120,000	108,487

		291,687

Health Care Technology (1.1%)
Livongo Health, Inc.
0.875%, 6/1/25	60,000	78,954
Omnicell, Inc.
0.250%, 9/15/25	115,000	183,395
Teladoc Health, Inc.
1.250%, 6/1/27	235,000	236,042

		498,391

Life Sciences Tools & Services (0.3%)
Illumina, Inc.
(Zero Coupon), 8/15/23(x)	100,000	116,175

Pharmaceuticals (0.9%)
Aphria, Inc.
5.250%, 6/1/24§	40,000	51,475
Jazz Investments I Ltd.
1.500%, 8/15/24	70,000	70,787
2.000%, 6/15/26	140,000	161,613
Pacira BioSciences, Inc.
0.750%, 8/1/25	45,000	48,431
Supernus Pharmaceuticals, Inc.
0.625%, 4/1/23	50,000	49,125
Tilray, Inc.
5.000%, 10/1/23	35,000	34,191

		415,622

Total Health Care		4,203,570

Industrials (4.7%)
Aerospace & Defense (0.1%)
Parsons Corp.
0.250%, 8/15/25	55,000	55,151

Airlines (2.4%)
American Airlines Group, Inc.
6.500%, 7/1/25	135,000	206,306
Copa Holdings SA
4.500%, 4/15/25	50,000	86,768
GOL Equity Finance SA
3.750%, 7/15/24§	55,000	50,013
JetBlue Airways Corp.
0.500%, 4/1/26§	135,000	132,279
Southwest Airlines Co.
1.250%, 5/1/25	370,000	552,688
Spirit Airlines, Inc.
1.000%, 5/15/26	70,000	65,584

		1,093,638

Electrical Equipment (0.1%)
Sunrun, Inc.
(Zero Coupon), 2/1/26§	50,000	42,589

Machinery (1.0%)
Fortive Corp.
0.875%, 2/15/22	235,000	235,587
Greenbrier Cos., Inc. (The)
2.875%, 4/15/28§	40,000	41,740
John Bean Technologies Corp.
0.250%, 5/15/26§	50,000	52,875
Middleby Corp. (The)
1.000%, 9/1/25	95,000	135,518

		465,720

Professional Services (0.4%)
KBR, Inc.
2.500%, 11/1/23	45,000	72,112
Upwork, Inc.
0.250%, 8/15/26§	86,000	87,629

		159,741

Road & Rail (0.7%)
Lyft, Inc.
1.500%, 5/15/25	100,000	155,450
Uber Technologies, Inc.
(Zero Coupon), 12/15/25§	150,000	145,894

		301,344

Total Industrials		2,118,183

Information Technology (28.0%)
Communications Equipment (0.9%)
Infinera Corp.
2.125%, 9/1/24	60,000	66,510
Lumentum Holdings, Inc.
0.250%, 3/15/24	105,000	154,087
0.500%, 12/15/26	140,000	153,769
Viavi Solutions, Inc.
1.000%, 3/1/24	30,000	39,000

		413,366

Electronic Equipment, Instruments & Components (0.4%)
Insight Enterprises, Inc.
0.750%, 2/15/25	45,000	62,969
Itron, Inc.
(Zero Coupon), 3/15/26§	60,000	56,635
Vishay Intertechnology, Inc.
2.250%, 6/15/25	60,000	61,788

		181,392

IT Services (7.6%)
21Vianet Group, Inc.
(Zero Coupon), 2/1/26§	85,000	70,422
Akamai Technologies, Inc.
0.125%, 5/1/25	200,000	242,756
0.375%, 9/1/27	160,000	174,688
Cloudflare, Inc.
(Zero Coupon), 8/15/26§	200,000	193,000
Euronet Worldwide, Inc.
0.750%, 3/15/49	65,000	71,446
Fastly, Inc.
(Zero Coupon), 3/15/26§	130,000	109,362
MongoDB, Inc.
0.250%, 1/15/26	200,000	455,723
Okta, Inc.
0.125%, 9/1/25	205,000	289,357
0.375%, 6/15/26	160,000	195,357
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	70,000	67,594
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25§	100,000	120,116
0.500%, 8/1/27§	104,000	103,217
Shopify, Inc.
0.125%, 11/1/25	115,000	140,760
Spotify USA, Inc.
(Zero Coupon), 3/15/26§	285,000	256,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Square, Inc.
0.500%, 5/15/23	$110,000	$338,319
0.125%, 3/1/25	130,000	263,558
(Zero Coupon), 5/1/26(x)§	65,000	74,453
0.250%, 11/1/27(x)§	90,000	106,116
Wix.com Ltd.
(Zero Coupon), 7/1/23	50,000	74,125
(Zero Coupon), 8/15/25(x)	75,000	71,962

		3,419,116

Semiconductors & Semiconductor Equipment (2.3%)
Cree, Inc.
0.875%, 9/1/23	55,000	77,211
1.750%, 5/1/26	100,000	184,642
Enphase Energy, Inc.
(Zero Coupon), 3/1/26§	80,000	74,600
(Zero Coupon), 3/1/28§	120,000	111,000
MACOM Technology Solutions Holdings, Inc.
0.250%, 3/15/26§	55,000	58,300
Microchip Technology, Inc.
0.125%, 11/15/24	85,000	96,088
ON Semiconductor Corp.
(Zero Coupon), 5/1/27(x)§	140,000	165,645
Silicon Laboratories, Inc.
0.625%, 6/15/25	75,000	96,297
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	85,000	105,442
SunPower Corp.
4.000%, 1/15/23	50,000	61,183

		1,030,408

Software (16.3%)
8x8, Inc.
0.500%, 2/1/24	45,000	50,596
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26§	65,000	58,240
Alteryx, Inc.
0.500%, 8/1/24	55,000	52,156
1.000%, 8/1/26	40,000	36,900
Avalara, Inc.
0.250%, 8/1/26§	175,000	179,650
Avaya Holdings Corp.
2.250%, 6/15/23	50,000	52,375
Bentley Systems, Inc.
0.125%, 1/15/26§	90,000	103,546
0.375%, 7/1/27§	100,000	100,770
Bill.com Holdings, Inc.
(Zero Coupon), 12/1/25§	165,000	292,942
(Zero Coupon), 4/1/27§	101,000	105,860
Blackline, Inc.
0.125%, 8/1/24	35,000	58,603
(Zero Coupon), 3/15/26§	160,000	157,232
Ceridian HCM Holding, Inc.
0.250%, 3/15/26§	70,000	75,390
Coupa Software, Inc.
0.125%, 6/15/25	100,000	151,100
0.375%, 6/15/26	280,000	302,225
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	65,000	77,050
Datadog, Inc.
0.125%, 6/15/25	160,000	264,144
DocuSign, Inc.
(Zero Coupon), 1/15/24§	85,000	88,655
Dropbox, Inc.
(Zero Coupon), 3/1/26§	85,000	88,785
(Zero Coupon), 3/1/28§	100,000	107,313
Envestnet, Inc.
0.750%, 8/15/25§	75,000	75,881
Everbridge, Inc.
0.125%, 12/15/24	70,000	102,686
(Zero Coupon), 3/15/26§	40,000	43,077
FireEye, Inc.
0.875%, 6/1/24	130,000	138,206
Series B
1.625%, 6/1/35	50,000	49,941
Five9, Inc.
0.500%, 6/1/25	95,000	128,110
Guidewire Software, Inc.
1.250%, 3/15/25	55,000	65,966
HubSpot, Inc.
0.375%, 6/1/25	100,000	242,011
InterDigital, Inc.
2.000%, 6/1/24	50,000	53,906
J2 Global, Inc.
1.750%, 11/1/26§	140,000	175,213
Jamf Holding Corp.
0.125%, 9/1/26§	66,000	68,681
LivePerson, Inc.
(Zero Coupon), 12/15/26§	65,000	67,972
Medallia, Inc.
0.125%, 9/15/25	70,000	74,830
MicroStrategy, Inc.
0.750%, 12/15/25§	90,000	145,410
(Zero Coupon), 2/15/27§	140,000	103,065
New Relic, Inc.
0.500%, 5/1/23	65,000	65,850
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	70,313
NortonLifeLock, Inc.
2.000%, 8/15/22§	75,000	95,775
Nutanix, Inc.
0.250%, 10/1/27§	85,000	83,702
Palo Alto Networks, Inc.
0.750%, 7/1/23	290,000	527,046
0.375%, 6/1/25	280,000	462,301
Pegasystems, Inc.
0.750%, 3/1/25	80,000	89,908
Progress Software Corp.
1.000%, 4/15/26§	40,000	42,032
Q2 Holdings, Inc.
0.125%, 11/15/25§	50,000	45,822
Rapid7, Inc.
0.250%, 3/15/27§	85,000	105,901
RingCentral, Inc.
(Zero Coupon), 3/1/25	125,000	123,203
(Zero Coupon), 3/15/26	95,000	88,885
Sailpoint Technologies Holdings, Inc.
0.125%, 9/15/24	50,000	80,375
Splunk, Inc.
0.500%, 9/15/23	180,000	210,375
1.125%, 9/15/25	105,000	128,166
1.125%, 6/15/27	195,000	191,222
Tyler Technologies, Inc.
0.250%, 3/15/26§	85,000	92,998
Workday, Inc.
0.250%, 10/1/22	200,000	342,378
Zendesk, Inc.
0.625%, 6/15/25	220,000	279,730
Zscaler, Inc.
0.125%, 7/1/25	180,000	328,265

		7,392,734

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc.
0.125%, 4/15/23	75,000	86,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Western Digital Corp.
1.500%, 2/1/24(e)	$135,000	$136,086

		222,831

Total Information Technology		12,659,847

Materials (0.4%)
Metals & Mining (0.4%)
MP Materials Corp.
0.250%, 4/1/26§	95,000	96,415
United States Steel Corp.
5.000%, 11/1/26	45,000	85,027

Total Materials		181,442

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Pebblebrook Hotel Trust (REIT)
1.750%, 12/15/26	135,000	150,728

Real Estate Management & Development (1.0%)
Opendoor Technologies, Inc.
0.250%, 8/15/26§	150,000	187,781
Realogy Group LLC
0.250%, 6/15/26§	35,000	35,197
Redfin Corp.
(Zero Coupon), 10/15/25§	130,000	129,529
0.500%, 4/1/27§	80,000	71,552

		424,059

Total Real Estate		574,787

Utilities (0.8%)
Electric Utilities (0.2%)
NRG Energy, Inc.
2.750%, 6/1/48	70,000	82,110

Independent Power and Renewable Electricity Producers (0.6%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	70,000	69,615
(Zero Coupon), 11/15/25§	115,000	121,900
Sunnova Energy International, Inc.
0.250%, 12/1/26§	80,000	91,120

		282,635

Total Utilities		364,745

Total Convertible Bonds		35,912,502

Total Long-Term Debt Securities (79.4%) (Cost $36,579,508)		35,912,502

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	500,000	500,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (3.2%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $1,422,643, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $1,451,095. (xx)	$1,422,642	1,422,642

Total Short-Term Investments (4.3%) (Cost $1,922,642)		1,922,642

Total Investments in Securities (104.4%) (Cost $47,803,255)		47,190,718
Other Assets Less Liabilities (-4.4%)		(1,975,585)

Net Assets (100%)		$45,215,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $12,430,362 or 27.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $2,105,091. This was collateralized by $237,083 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/28/21 - 8/15/50 and by cash of $1,922,642 which was subsequently invested in an investment company and joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$6,866,080	$—	$6,866,080
Consumer Discretionary	—	7,299,814	—	7,299,814
Consumer Staples	—	339,049	—	339,049
Energy	—	501,973	—	501,973
Financials	—	803,012	—	803,012
Health Care	—	4,203,570	—	4,203,570
Industrials	—	2,118,183	—	2,118,183
Information Technology	—	12,659,847	—	12,659,847
Materials	—	181,442	—	181,442
Real Estate	—	574,787	—	574,787
Utilities	—	364,745	—	364,745
Convertible Preferred Stocks
Communication Services	84,602	305,308	—	389,910
Consumer Discretionary	352,165	—	—	352,165
Consumer Staples	107,355	—	—	107,355
Financials	1,871,396	208,845	—	2,080,241
Health Care	1,885,880	—	—	1,885,880
Industrials	539,679	74,858	—	614,537
Information Technology	924,623	—	—	924,623
Materials	396,557	—	—	396,557
Utilities	2,604,306	—	—	2,604,306
Short-Term Investments
Investment Company	500,000	—	—	500,000
Repurchase Agreement	—	1,422,642	—	1,422,642

Total Assets	$9,266,563	$37,924,155	$—	$47,190,718

Total Liabilities	$—	$—	$—	$—

Total	$9,266,563	$37,924,155	$—	$47,190,718

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,418,328
Aggregate gross unrealized depreciation	(2,103,648)

Net unrealized depreciation	$(685,320)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$47,876,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.1%)
Bayview Opportunity Master Fund IVa Trust,
Series 2019-SBR1 A1
3.475%, 6/28/34(e)§	$56,456	$56,741
C-BASS TRUST,
Series 2007-CB1 AF6
3.260%, 1/25/37(e)	1,210,898	528,985
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
0.366%, 10/25/36(l)	1,001,960	420,255
J.P. Morgan Mortgage Acquisition Corp.,
Series 2005-WMC1 M4
0.986%, 9/25/35(l)	400,000	382,520
Mastr Asset-Backed Securities Trust,
Series 2006-NC3 A5
0.296%, 10/25/36(l)	694,928	456,524
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE2 A1
0.216%, 1/25/37(l)§	1,278,587	634,704
RASC Trust,
Series 2007-EMX1 A13
0.284%, 1/25/37(l)	447,800	414,213
Washington Mutual WMABS Trust,
Series 2006-HE5 2A2
0.266%, 10/25/36(l)	245,737	128,687

Total Asset-Backed Securities		3,022,629

Collateralized Mortgage Obligations (6.8%)
BRAVO Residential Funding Trust,
Series 2020-RPL1 M1
3.250%, 5/26/59(l)§	500,000	524,741
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A5
6.000%, 2/25/37	411,661	414,121
FHLMC,
Series 357 200
2.000%, 9/15/47	592,910	612,116
Series 4484 CD
1.750%, 7/15/30	108,198	110,622
Series 4624 GA
2.500%, 4/15/40	10,315	10,313
Series 4749 LV
3.500%, 4/15/38	450,000	455,666
FHLMC STACR REMIC Trust,
Series 2020-DNA2 M2
1.936%, 2/25/50(l)§	265,755	267,872
FNMA,
Series 2016-9 A
3.000%, 9/25/43	47,458	47,905
Series 2017-51 EA
3.000%, 11/25/42	6,826	6,832
Series 2018-21
(Zero Coupon), 4/25/48 PO	124,675	114,939
GCAT LLC,
Series 2020-3 A1
2.981%, 9/25/25(e)§	281,911	284,512
PMT Credit Risk Transfer Trust,
Series 2019-2R A
2.837%, 5/27/23(l)§	264,867	262,219
Series 2019-3R A
2.787%, 10/27/22(l)§	238,797	240,103
PRPM LLC,
Series 2020-3 A1
2.857%, 9/25/25(e)§	393,770	394,553
RALI Trust,
Series 2006-QO10 A1
0.406%, 1/25/37(l)	465,589	448,518
Verus Securitization Trust,
Series 2020-2 A2
2.989%, 5/25/60(l)§	300,000	304,962
Series 2020-4 M1
3.291%, 5/25/65(l)§	300,000	305,780
Wells Fargo Alternative Loan Trust,
Series 2007-PA6 A1
2.711%, 12/28/37(l)	177,608	175,724

Total Collateralized Mortgage Obligations		4,981,498

Commercial Mortgage-Backed Security (0.0%)
GNMA,
Series 2021-164
0.968%, 10/16/63 IO(l)	155,000	13,698

Total Commercial Mortgage-Backed Security		13,698

Corporate Bonds (13.5%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.500%, 9/15/53	38,000	37,424
3.550%, 9/15/55	67,000	65,918
CCO Holdings LLC
4.250%, 1/15/34§	20,000	19,900
Frontier Communications Holdings LLC
5.875%, 10/15/27§	10,000	10,600
5.000%, 5/1/28§	15,000	15,750
6.750%, 5/1/29§	15,000	15,806
Lumen Technologies, Inc.
5.125%, 12/15/26§	25,000	25,938
4.000%, 2/15/27§	25,000	25,545
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.225%, 5/15/25(k)	59,000	60,544

		277,425

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	25,000	25,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	$25,000	$27,438

		53,282

Media (0.9%)
Cengage Learning, Inc.
9.500%, 6/15/24§	25,000	25,529
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	112,432
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	20,000	20,800
Comcast Corp.
3.400%, 4/1/30	55,000	60,297
1.500%, 2/15/31	60,000	56,652
Diamond Sports Group LLC
5.375%, 8/15/26§	15,000	9,900
DIRECTV Holdings LLC
5.875%, 8/15/27§	20,000	20,830
DISH DBS Corp.
5.875%, 11/15/24	20,000	21,506
5.125%, 6/1/29	20,000	19,550
GCI LLC
4.750%, 10/15/28§	20,000	20,959
iHeartCommunications, Inc.
8.375%, 5/1/27	5,000	5,326
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	45,000	52,344
Nexstar Media, Inc.
5.625%, 7/15/27§	20,000	21,131
Omnicom Group, Inc.
2.600%, 8/1/31	100,000	101,246
Radiate Holdco LLC
4.500%, 9/15/26§	20,000	20,650
Scripps Escrow, Inc.
5.875%, 7/15/27§	30,000	30,787
Sirius XM Radio, Inc.
4.125%, 7/1/30§	20,000	20,043
Univision Communications, Inc.
4.500%, 5/1/29§	20,000	20,300

		640,282

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
2.250%, 2/15/26	55,000	55,550
3.375%, 4/15/29§	5,000	5,216
3.375%, 4/15/29	10,000	10,463
2.875%, 2/15/31	10,000	10,060

		81,289

Total Communication Services		1,052,278

Consumer Discretionary (1.6%)
Auto Components (0.2%)
American Axle & Manufacturing, Inc.
5.000%, 10/1/29(x)	40,000	39,028
Clarios Global LP
6.250%, 5/15/26§	13,000	13,634
Dana, Inc.
5.625%, 6/15/28	45,000	48,346
Goodyear Tire & Rubber Co. (The)
5.250%, 7/15/31§	35,000	37,188
Icahn Enterprises LP
5.250%, 5/15/27	20,000	20,700

		158,896

Automobiles (0.1%)
Ford Motor Co.
8.500%, 4/21/23	75,000	82,495

Diversified Consumer Services (0.0%)
Metis Merger Sub LLC
6.500%, 5/15/29§	25,000	24,313

Hotels, Restaurants & Leisure (0.9%)
Bally’s Corp.
6.750%, 6/1/27§	21,000	22,916
Boyd Gaming Corp.
4.750%, 6/15/31§	40,000	41,250
Boyne USA, Inc.
4.750%, 5/15/29§	60,000	61,800
Caesars Entertainment, Inc.
6.250%, 7/1/25§	30,000	31,575
Caesars Resort Collection LLC
5.250%, 10/15/25§	10,000	10,138
Carnival Corp.
5.750%, 3/1/27(x)§	30,000	30,900
Cedar Fair LP
5.250%, 7/15/29	20,000	20,481
Expedia Group, Inc.
3.250%, 2/15/30	60,000	61,904
Golden Nugget, Inc.
6.750%, 10/15/24§	40,000	40,000
Marriott International, Inc.
Series R
3.125%, 6/15/26	55,000	58,684
McDonald’s Corp.
3.600%, 7/1/30	55,000	60,983
MGM Resorts International
6.750%, 5/1/25	35,000	36,925
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	20,000	20,375
Premier Entertainment Sub LLC
5.625%, 9/1/29§	30,000	30,165
5.875%, 9/1/31§	30,000	30,304
Scientific Games International, Inc.
7.250%, 11/15/29§	15,000	16,817
Viking Cruises Ltd.
13.000%, 5/15/25§	10,000	11,488
5.875%, 9/15/27§	50,000	48,125

		634,830

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	30,000	30,608
SWF Escrow Issuer Corp.
6.500%, 10/1/29§	30,000	29,154

		59,762

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	105,000	114,676

Specialty Retail (0.1%)
Ambience Merger Sub, Inc.
7.125%, 7/15/29§	15,000	14,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SRS Distribution, Inc.
4.625%, 7/1/28§	$30,000	$30,606
Staples, Inc.
7.500%, 4/15/26§	15,000	15,225
Victoria’s Secret & Co.
4.625%, 7/15/29§	40,000	40,600

		101,393

Total Consumer Discretionary		1,176,365

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	45,000	55,690
Constellation Brands, Inc.
3.150%, 8/1/29	100,000	106,758
Primo Water Holdings, Inc.
4.375%, 4/30/29§	20,000	19,954
Triton Water Holdings, Inc.
6.250%, 4/1/29§	20,000	20,300

		202,702

Food & Staples Retailing (0.2%)
Performance Food Group, Inc.
5.500%, 10/15/27§	30,000	31,410
4.250%, 8/1/29§	20,000	20,050
Sysco Corp.
5.950%, 4/1/30	47,000	59,826
United Natural Foods, Inc.
6.750%, 10/15/28§	20,000	21,600
US Foods, Inc.
6.250%, 4/15/25§	5,000	5,232

		138,118

Food Products (0.3%)
B&G Foods, Inc.
5.250%, 9/15/27	10,000	10,413
Flowers Foods, Inc.
2.400%, 3/15/31	55,000	54,736
Kraft Heinz Foods Co.
5.000%, 7/15/35	10,000	12,275
5.200%, 7/15/45	30,000	37,650
Post Holdings, Inc.
4.625%, 4/15/30§	30,000	30,157
Smithfield Foods, Inc.
4.250%, 2/1/27§	95,000	103,844

		249,075

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	30,000	30,444
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	30,000	29,887
7.000%, 12/31/27§	20,000	19,100

		79,431

Personal Products (0.0%)
Coty, Inc.
5.000%, 4/15/26§	20,000	20,366

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	50,000	52,427

Total Consumer Staples		742,119

Energy (1.7%)
Energy Equipment & Services (0.2%)
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	60,000	60,041
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	29,775
Transocean, Inc.
11.500%, 1/30/27§	9,000	9,236
USA Compression Partners LP
6.875%, 9/1/27	40,000	42,200
Weatherford International Ltd.
6.500%, 9/15/28§	20,000	20,525

		161,777

Oil, Gas & Consumable Fuels (1.5%)
Antero Midstream Partners LP
5.750%, 3/1/27§	13,000	13,357
Apache Corp.
4.625%, 11/15/25	10,000	10,789
4.375%, 10/15/28	20,000	21,555
BP Capital Markets America, Inc.
2.939%, 6/4/51	60,000	56,869
Chesapeake Energy Corp.
5.875%, 2/1/29§	30,000	31,950
CNX Resources Corp.
6.000%, 1/15/29§	20,000	21,100
Energy Transfer LP
4.750%, 1/15/26	50,000	55,824
EQM Midstream Partners LP
4.750%, 1/15/31§	40,000	41,601
EQT Corp.
7.500%, 2/1/30(e)	15,000	19,308
Hess Midstream Operations LP
5.125%, 6/15/28§	30,000	31,200
4.250%, 2/15/30§	40,000	40,422
Hilcorp Energy I LP
6.250%, 11/1/28§	25,000	25,875
5.750%, 2/1/29§	15,000	15,412
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	70,699
Marathon Petroleum Corp.
5.125%, 12/15/26	50,000	57,938
MEG Energy Corp.
7.125%, 2/1/27§	30,000	31,395
5.875%, 2/1/29§	5,000	5,100
NGL Energy Operating LLC
7.500%, 2/1/26§	40,000	40,650
NuStar Logistics LP
6.375%, 10/1/30	25,000	27,500
Occidental Petroleum Corp.
8.000%, 7/15/25	15,000	17,910
6.625%, 9/1/30	20,000	24,625
6.125%, 1/1/31	25,000	30,000
6.450%, 9/15/36	15,000	18,844
Ovintiv, Inc.
7.375%, 11/1/31	15,000	20,258
Parkland Corp.
4.500%, 10/1/29§	25,000	25,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Peabody Energy Corp.
8.500%, 12/31/24 PIK§	$7,073	$6,179
Pioneer Natural Resources Co.
1.900%, 8/15/30	60,000	57,213
Rattler Midstream LP
5.625%, 7/15/25§	10,000	10,391
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	50,000	57,504
Southwestern Energy Co.
5.375%, 2/1/29§	20,000	21,350
Sunoco LP
6.000%, 4/15/27	15,000	15,600
4.500%, 5/15/29	10,000	10,124
Targa Resources Partners LP
5.500%, 3/1/30	25,000	27,289
TotalEnergies Capital International SA
3.386%, 6/29/60	55,000	57,146
Venture Global Calcasieu Pass LLC
4.125%, 8/15/31§	35,000	36,444
Viper Energy Partners LP
5.375%, 11/1/27§	25,000	26,031
Western Midstream Operating LP
4.350%, 2/1/25(e)	20,000	21,050

		1,101,877

Total Energy		1,263,654

Financials (2.5%)
Banks (0.7%)
Bank of America Corp.
(SOFR + 0.96%), 1.734%, 7/22/27(k)	20,000	20,079
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	60,000	58,573
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	50,000	54,679
Bank of Nova Scotia (The)
1.625%, 5/1/23	45,000	45,871
3.400%, 2/11/24	55,000	58,585
JPMorgan Chase & Co.
(SOFR + 1.25%), 2.580%, 4/22/32(k)	105,000	106,467
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.860%, 3/2/23(k)	75,000	75,610
Santander Holdings USA, Inc.
3.400%, 1/18/23	105,000	108,594

		528,458

Capital Markets (0.5%)
Ares Capital Corp.
2.150%, 7/15/26	65,000	65,115
Coinbase Global, Inc.
3.625%, 10/1/31§	10,000	9,508
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 0.870%, 9/10/27(k)	115,000	115,300
Macquarie Group Ltd.
(SOFR + 0.91%), 1.629%, 9/23/27(k)§	60,000	59,684
Morgan Stanley
(SOFR + 1.36%), 2.484%, 9/16/36(k)	100,000	97,846

		347,453

Consumer Finance (0.7%)
American Express Co.
3.400%, 2/22/24	85,000	90,445
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	95,000	97,890
Discover Financial Services
4.100%, 2/9/27	70,000	77,808
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.135%, 1/5/23(k)	100,000	100,861
Navient Corp.
5.000%, 3/15/27	15,000	15,390
OneMain Finance Corp.
6.625%, 1/15/28	30,000	34,350
5.375%, 11/15/29	15,000	16,238
Synchrony Financial
3.950%, 12/1/27	55,000	60,413

		493,395

Insurance (0.5%)
Acrisure LLC
4.250%, 2/15/29§	35,000	34,606
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	20,725
AmWINS Group, Inc.
4.875%, 6/30/29§	25,000	25,312
Athene Global Funding
(SOFR + 0.56%), 0.610%, 8/19/24(k)§	115,000	115,067
GTCR AP Finance, Inc.
8.000%, 5/15/27§	25,000	26,313
NFP Corp.
6.875%, 8/15/28§	20,000	20,421
Prudential Financial, Inc.
3.905%, 12/7/47	50,000	57,591
Willis North America, Inc.
4.500%, 9/15/28	55,000	62,734

		362,769

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	20,000	20,600
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	45,000	42,741

		63,341

Total Financials		1,795,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (1.3%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	$95,000	$117,145

Health Care Equipment & Supplies (0.0%)
Mozart Debt Merger Sub, Inc.
5.250%, 10/1/29§	10,000	10,163
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	24,000	25,639

		35,802

Health Care Providers & Services (1.0%)
Anthem, Inc.
2.375%, 1/15/25	60,000	62,729
Centene Corp.
3.000%, 10/15/30	15,000	15,375
2.500%, 3/1/31	85,000	83,486
Cigna Corp.
4.900%, 12/15/48	90,000	114,970
Community Health Systems, Inc.
6.000%, 1/15/29§	30,000	31,725
6.875%, 4/15/29§	20,000	19,975
CVS Health Corp.
5.050%, 3/25/48	70,000	90,263
HCA, Inc.
4.125%, 6/15/29	55,000	61,273
Legacy LifePoint Health LLC
6.750%, 4/15/25§	10,000	10,491
4.375%, 2/15/27§	25,000	24,807
Radiology Partners, Inc.
9.250%, 2/1/28§	30,000	32,063
RP Escrow Issuer LLC
5.250%, 12/15/25§	30,000	30,750
Select Medical Corp.
6.250%, 8/15/26§	80,000	83,928
Tenet Healthcare Corp.
6.125%, 10/1/28§	40,000	41,846

		703,681

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	35,000	34,633
Endo Luxembourg Finance Co. I Sarl
6.125%, 4/1/29§	20,000	20,000
Royalty Pharma plc
3.300%, 9/2/40	55,000	54,779

		109,412

Total Health Care		966,040

Industrials (1.4%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
2.950%, 2/1/30	55,000	55,803
TransDigm, Inc.
8.000%, 12/15/25§	5,000	5,319
6.250%, 3/15/26§	55,000	57,550
5.500%, 11/15/27	25,000	25,844
Triumph Group, Inc.
7.750%, 8/15/25	15,000	14,812

		159,328

Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	40,000	42,950
United Airlines, Inc.
4.625%, 4/15/29§	20,000	20,669

		63,619

Building Products (0.1%)
Builders FirstSource, Inc.
4.250%, 2/1/32§	30,000	30,573
Griffon Corp.
5.750%, 3/1/28	20,000	21,075
Owens Corning
4.400%, 1/30/48	50,000	57,905

		109,553

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	20,000	21,096
9.750%, 7/15/27§	35,000	37,975
Garda World Security Corp.
6.000%, 6/1/29§	35,000	34,041
GFL Environmental, Inc.
4.000%, 8/1/28§	35,000	34,650
Madison IAQ LLC
4.125%, 6/30/28§	25,000	25,000
5.875%, 6/30/29§	20,000	20,175
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	30,000	31,275

		204,212

Construction & Engineering (0.2%)
Pike Corp.
5.500%, 9/1/28§	25,000	25,438
Quanta Services, Inc.
2.350%, 1/15/32	120,000	117,323

		142,761

Industrial Conglomerates (0.2%)
Roper Technologies, Inc.
1.750%, 2/15/31	120,000	114,415

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	50,000	56,191
First Student Bidco, Inc.
4.000%, 7/31/29§	25,000	24,594
NESCO Holdings II, Inc.
5.500%, 4/15/29§	5,000	5,173
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	50,000	56,111
Uber Technologies, Inc.
7.500%, 9/15/27§	20,000	21,850
4.500%, 8/15/29§	20,000	20,030

		183,949

Trading Companies & Distributors (0.1%)
Air Lease Corp.
1.875%, 8/17/26	65,000	64,682

Total Industrials		1,042,519

Information Technology (0.6%)
Communications Equipment (0.1%)
Avaya, Inc.
6.125%, 9/15/28§	20,000	21,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
CommScope, Inc.
4.750%, 9/1/29§	$25,000	$24,938

		45,988

IT Services (0.2%)
Endure Digital, Inc.
6.000%, 2/15/29§	30,000	28,462
GTT Communications, Inc.
7.875%, 12/31/24§	15,000	1,472
Western Union Co. (The)
2.750%, 3/15/31	120,000	119,712

		149,646

Semiconductors & Semiconductor Equipment (0.1%)
NXP BV
3.875%, 6/18/26§	105,000	115,469

Software (0.1%)
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	25,000	25,006
Oracle Corp.
3.600%, 4/1/50	55,000	55,160

		80,166

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc.
1.875%, 6/22/25	55,000	56,257

Total Information Technology		447,526

Materials (0.6%)
Chemicals (0.2%)
CVR Partners LP
6.125%, 6/15/28(x)§	15,000	15,675
Diamond BC BV
4.625%, 10/1/29(x)§	25,000	25,375
Nutrien Ltd.
4.200%, 4/1/29	50,000	57,025
SCIH Salt Holdings, Inc.
6.625%, 5/1/29§	5,000	4,813
WR Grace Holdings LLC
5.625%, 8/15/29§	30,000	30,881

		133,769

Containers & Packaging (0.2%)
Packaging Corp. of America
3.000%, 12/15/29	50,000	52,577
Silgan Holdings, Inc.
4.125%, 2/1/28	30,000	30,750
WRKCo., Inc.
3.750%, 3/15/25	55,000	59,369

		142,696

Metals & Mining (0.2%)
Arconic Corp.
6.125%, 2/15/28§	35,000	37,101
Glencore Funding LLC
1.625%, 4/27/26§	35,000	34,824
3.375%, 9/23/51§	25,000	23,714
SunCoke Energy, Inc.
4.875%, 6/30/29§	25,000	24,940

		120,579

Total Materials		397,044

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	65,000	62,789
American Tower Corp. (REIT)
3.950%, 3/15/29	60,000	66,888
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	50,000	54,786
3.300%, 7/1/30	35,000	37,145
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	15,000	15,150
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	25,000	25,625
Uniti Group LP (REIT)
6.500%, 2/15/29(x)§	20,000	20,525
Welltower, Inc. (REIT)
2.050%, 1/15/29	60,000	59,456

		342,364

Real Estate Management & Development (0.0%)
Realogy Group LLC
7.625%, 6/15/25§	20,000	21,400
5.750%, 1/15/29§	20,000	20,700

		42,100

Total Real Estate		384,464

Utilities (0.8%)
Electric Utilities (0.5%)
Monongahela Power Co.
5.400%, 12/15/43§	60,000	78,487
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	60,000	60,243
NRG Energy, Inc.
3.625%, 2/15/31§	40,000	39,290
Pacific Gas and Electric Co.
2.500%, 2/1/31	60,000	56,835
PG&E Corp.
5.000%, 7/1/28	40,000	40,650
Southern Co. (The)
Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	55,000	56,305

		331,810

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	55,000	63,906
Ferrellgas LP
5.375%, 4/1/26§	15,000	14,625
Suburban Propane Partners LP
5.000%, 6/1/31§	30,000	31,050
Superior Plus LP
4.500%, 3/15/29§	35,000	36,138

		145,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.
5.125%, 3/15/28§	$25,000	$25,256
4.625%, 2/1/29§	10,000	9,825

		35,081

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	60,000	62,107

Total Utilities		574,717

Total Corporate Bonds		9,842,142

Mortgage-Backed Securities (4.4%)
FHLMC UMBS
2.500%, 9/1/50	685,645	708,842
FNMA
3.500%, 4/1/30	400,000	451,284
FNMA UMBS
3.000%, 4/1/37	168,941	178,735
2.000%, 11/1/50	1,069,093	1,075,987
2.500%, 5/1/51	779,511	807,894

Total Mortgage-Backed Securities		3,222,742

U.S. Treasury Obligations (9.7%)
U.S. Treasury Bonds
4.750%, 2/15/37	180,000	253,567
2.250%, 5/15/41	440,000	456,527
2.750%, 11/15/47	240,000	271,866
1.250%, 5/15/50	480,000	391,474
2.000%, 8/15/51	370,000	362,658
U.S. Treasury Notes
0.125%, 10/31/22	690,000	690,163
0.125%, 12/31/22	540,000	539,914
0.250%, 9/30/23	490,000	489,617
0.125%, 1/15/24	400,000	397,877
0.375%, 9/15/24	920,000	915,975
1.500%, 11/30/24	400,000	411,655
0.375%, 11/30/25	370,000	362,844
0.875%, 9/30/26	520,000	517,075
0.500%, 6/30/27	440,000	424,494
1.250%, 9/30/28	490,000	487,627
1.250%, 8/15/31	90,000	87,736

Total U.S. Treasury Obligations		7,061,069

Total Long-Term Debt Securities (38.5%) (Cost $28,169,955)		28,143,778

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.5%)
Interactive Media & Services (2.8%)
Alphabet, Inc., Class A*	426	1,138,920
Facebook, Inc., Class A*	2,659	902,438

		2,041,358

Media (0.7%)
Comcast Corp., Class A	8,936	499,790

Total Communication Services		2,541,148

Consumer Discretionary (2.5%)
Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	287	942,807

Multiline Retail (0.5%)
Dollar General Corp.	1,553	329,453

Specialty Retail (0.7%)
Ross Stores, Inc.	2,515	273,758
Ulta Beauty, Inc.*	761	274,660

		548,418

Total Consumer Discretionary		1,820,678

Consumer Staples (1.8%)
Beverages (0.6%)
Constellation Brands, Inc., Class A	1,893	398,836

Food & Staples Retailing (0.2%)
Sysco Corp.	1,606	126,071

Household Products (0.6%)
Procter & Gamble Co. (The)	3,303	461,760

Tobacco (0.4%)
Philip Morris International, Inc.	3,195	302,854

Total Consumer Staples		1,289,521

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Exxon Mobil Corp.	4,991	293,571
Pioneer Natural Resources Co.	1,145	190,654

		484,225

Total Energy		484,225

Financials (3.2%)
Banks (1.2%)
Citigroup, Inc.	7,693	539,895
Truist Financial Corp.	6,453	378,468

		918,363

Capital Markets (0.9%)
Charles Schwab Corp. (The)	5,033	366,604
Intercontinental Exchange, Inc.	2,304	264,545

		631,149

Consumer Finance (0.5%)
American Express Co.	2,355	394,533

Insurance (0.6%)
Aflac, Inc.	4,736	246,888
Markel Corp.*	161	192,416

		439,304

Total Financials		2,383,349

Health Care (3.5%)
Biotechnology (0.3%)
BioMarin Pharmaceutical, Inc.*	1,819	140,591
Vertex Pharmaceuticals, Inc.*	447	81,081

		221,672

Health Care Equipment & Supplies (1.1%)
Alcon, Inc.	3,681	296,210
Boston Scientific Corp.*	12,155	527,405

		823,615

Health Care Providers & Services (1.1%)
Anthem, Inc.	891	332,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	1,199	$468,497

		800,662

Pharmaceuticals (1.0%)
AstraZeneca plc (ADR)	7,430	446,246
Roche Holding AG (ADR)	2,108	95,851
Zoetis, Inc.	896	173,949

		716,046

Total Health Care		2,561,995

Industrials (2.0%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	1,656	364,221

Electrical Equipment (0.7%)
AMETEK, Inc.	1,848	229,170
nVent Electric plc	9,917	320,617

		549,787

Industrial Conglomerates (0.4%)
Honeywell International, Inc.	1,447	307,169

Machinery (0.4%)
Fortive Corp.	4,047	285,597

Total Industrials		1,506,774

Information Technology (7.4%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	1,565	363,581

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	7,361	268,603

IT Services (1.8%)
Fidelity National Information Services, Inc.	2,793	339,852
PayPal Holdings, Inc.*	1,927	501,425
Visa, Inc., Class A	2,333	519,676

		1,360,953

Semiconductors & Semiconductor Equipment (0.8%)
Analog Devices, Inc.	1,613	270,145
Lam Research Corp.	513	291,974

		562,119

Software (2.8%)
Adobe, Inc.*	672	386,884
Microsoft Corp.	5,103	1,438,638
Splunk, Inc.*	1,484	214,749

		2,040,271

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	5,645	798,767

Total Information Technology		5,394,294

Materials (0.7%)
Chemicals (0.7%)
DuPont de Nemours, Inc.	3,599	244,696
International Flavors & Fragrances, Inc.	1,838	245,777

		490,473

Total Materials		490,473

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,179	312,918

Total Real Estate		312,918

Total Common Stocks(25.7%) (Cost $11,442,121)		18,785,375

INVESTMENT COMPANIES:
Fixed Income (6.2%)
DoubleLine Floating Rate Fund , Class I‡	251,011	2,399,667
DoubleLine Global Bond Fund , Class I‡	212,563	2,149,010

Total Investment Companies (6.2%) (Cost $4,602,239)		4,548,677

SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	1,008,892	1,009,396

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21,due 10/1/21, repurchase price $93,650, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $95,523. (xx)	$93,650	93,650

U.S. Treasury Obligations (26.5%)
U.S. Treasury Bills
0.03%, 12/2/21(p)	2,000,000	1,999,878
0.04%, 12/30/21(p)	6,000,000	5,999,360
0.05%, 2/24/22(p)	5,000,000	4,998,993
0.05%, 4/21/22(p)	1,500,000	1,499,546
0.06%, 6/16/22(p)	2,500,000	2,498,904
0.07%, 7/14/22(p)	1,000,000	999,464
0.08%, 9/8/22(p)	1,400,000	1,398,950

Total U.S. Treasury Obligations		19,395,095

Total Short-Term Investments (28.0%) (Cost $20,496,654)		20,498,141

Total Investments in Securities (98.4%) (Cost $64,710,969)		71,975,971
Other Assets Less Liabilities (1.6%)		1,138,700

Net Assets (100%)		$73,114,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $7,296,061 or 10.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)	At September 30, 2021, the Portfolio had loaned securities with a total value of $91,558. This was collateralized by cash of $93,650 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	251,011	1,875,733	500,000	—	—	23,934	2,399,667	47,598	—
DoubleLine Global Bond Fund, Class I	212,563	2,293,552	—	—	—	(144,542)	2,149,010	5,783	—

Total		4,169,285	500,000	—	—	(120,608)	4,548,677	53,381	—

OTC Total return swap contracts outstanding as of September 30, 2021 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	10/12/2021	USD 20,700,000	(840,346)

							(840,346)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,022,629	$—	$3,022,629
Collateralized Mortgage Obligations	—	4,981,498	—	4,981,498
Commercial Mortgage-Backed Security	—	13,698	—	13,698
Common Stocks
Communication Services	2,541,148	—	—	2,541,148
Consumer Discretionary	1,820,678	—	—	1,820,678
Consumer Staples	1,289,521	—	—	1,289,521
Energy	484,225	—	—	484,225
Financials	2,383,349	—	—	2,383,349
Health Care	2,561,995	—	—	2,561,995
Industrials	1,506,774	—	—	1,506,774
Information Technology	5,394,294	—	—	5,394,294
Materials	490,473	—	—	490,473
Real Estate	312,918	—	—	312,918
Corporate Bonds
Communication Services	—	1,052,278	—	1,052,278
Consumer Discretionary	—	1,176,365	—	1,176,365
Consumer Staples	—	742,119	—	742,119
Energy	—	1,263,654	—	1,263,654
Financials	—	1,795,416	—	1,795,416
Health Care	—	966,040	—	966,040
Industrials	—	1,042,519	—	1,042,519
Information Technology	—	447,526	—	447,526
Materials	—	397,044	—	397,044
Real Estate	—	384,464	—	384,464
Utilities	—	574,717	—	574,717
Investment Companies	4,548,677	—	—	4,548,677
Mortgage-Backed Securities	—	3,222,742	—	3,222,742
Short-Term Investments
Investment Company	1,009,396	—	—	1,009,396
Repurchase Agreement	—	93,650	—	93,650
U.S. Treasury Obligations	—	19,395,095	—	19,395,095
U.S. Treasury Obligations	—	7,061,069	—	7,061,069

Total Assets	$24,343,448	$47,632,523	$—	$71,975,971

Liabilities:
Total Return Swaps	$—	$(840,346)	$—	$(840,346)

Total Liabilities	$—	$(840,346)	$—	$(840,346)

Total	$24,343,448	$46,792,177	$—	$71,135,625

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,614,274
Aggregate gross unrealized depreciation	(1,484,515)

Net unrealized appreciation	$6,129,759

Federal income tax cost of investments in securities and derivative instruments, if applicable	$65,005,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (17.0%)
AASET US Ltd.,
Series 2018-1A A
3.844%, 1/16/38§	$609,334	$599,841
ABFC Trust,
Series 2007-WMC1 A1A
1.336%, 6/25/37(l)	3,035,289	2,639,864
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D
0.606%, 10/25/36(l)	2,511,096	1,236,935
AIMCO CLO,
Series 2018-AA D
2.684%, 4/17/31(l)§	500,000	494,738
Ajax Mortgage Loan Trust,
Series 2020-D A
2.250%, 6/25/60(e)§	899,406	903,259
Aligned Data Centers Issuer LLC,
Series 2021-1A A2
1.937%, 8/15/46§	1,250,000	1,254,601
Series 2021-1A B
2.482%, 8/15/46§	1,000,000	1,005,047
American Airlines Pass- Through Trust,
Series 2015-1 B
3.700%, 5/1/23	2,485,525	2,442,007
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1
1.586%, 1/25/33(l)	1,983,142	1,921,940
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39§	3,400,000	3,450,947
Apidos CLO XII,
Series 2013-12A DR
2.726%, 4/15/31(l)§	500,000	487,459
Apidos CLO XXI,
Series 2015-21A CR
2.584%, 7/18/27(l)§	500,000	499,999
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C
2.284%, 10/17/30(l)§	500,000	498,517
Atrium IX,
Series 9A DR
3.721%, 5/28/30(l)§	500,000	499,462
Babson CLO Ltd.,
Series 2015-2A DR
3.084%, 10/20/30(l)§	500,000	497,490
Series 2015-IA DR
2.734%, 1/20/31(l)§	500,000	487,466
Bain Capital Credit CLO Ltd.,
Series 2017-2A DR2
3.234%, 7/25/34(l)§	1,000,000	1,000,316
Series 2020-5A D
3.684%, 1/20/32(l)§	1,000,000	1,001,127
Barings CLO Ltd.,
Series 2017-1A D
3.734%, 7/18/29(l)§	500,000	500,192
Series 2019-1A DR
3.776%, 4/15/36(l)§	500,000	500,145
Series 2019-2A CR
3.526%, 4/15/36(l)§	500,000	500,449
Series 2020-1A DR
0.000%, 10/15/36(l)§	1,000,000	1,000,000
Blackbird Capital Aircraft,
Series 2021-1A B
3.446%, 7/15/46§	1,989,583	1,998,994
Canyon Capital CLO Ltd.,
Series 2014-1A CR
2.878%, 1/30/31(l)§	500,000	484,574
Series 2017-1A DR
3.112%, 7/15/30(l)§	500,000	498,918
Series 2021-1A D
3.226%, 4/15/34(l)§	500,000	500,223
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR
3.445%, 7/20/34(l)§	1,000,000	1,000,323
Carlyle US CLO Ltd.,
Series 2021-1A D
6.190%, 4/15/34(l)§	500,000	491,391
Castlelake Aircraft Structured Trust,
Series 2019-1A A
3.967%, 4/15/39§	357,729	357,724
Series 2021-1A B
6.656%, 1/15/46§	1,738,711	1,878,706
Catamaran CLO Ltd.,
Series 2016-1A CR
3.884%, 1/18/29(l)§	500,000	495,074
CHCP Ltd.,
Series 2021-FL1 C
2.264%, 2/15/38(l)§	550,000	550,169
CIFC Funding Ltd.,
Series 2015-4A CR2
3.134%, 4/20/34(l)§	1,000,000	996,024
Series 2017-1A D
3.634%, 4/23/29(l)§	1,000,000	1,000,201
CLI Funding VIII LLC,
Series 2021-1A A
1.640%, 2/18/46§	941,881	932,198
Cook Park CLO Ltd.,
Series 2018-1A C
1.884%, 4/17/30(l)§	1,000,000	1,000,139
Series 2018-1A D
2.734%, 4/17/30(l)§	500,000	497,627
Crown Point CLO IV Ltd.,
Series 2018-4A C
2.034%, 4/20/31(l)§	500,000	496,369
DataBank Issuer,
Series 2021-1A A2
2.060%, 2/27/51§	500,000	490,820
Series 2021-1A B
2.650%, 2/27/51§	1,500,000	1,522,194
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
3.225%, 8/15/31(l)§	500,000	500,573
Dryden 41 Senior Loan Fund,
Series 2015-41A DR
2.726%, 4/15/31(l)§	500,000	486,820
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3
3.384%, 4/20/34(l)§	500,000	500,070
Dryden 57 CLO Ltd.,
Series 2018-57A D
2.675%, 5/15/31(l)§	500,000	489,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Dryden 87 CLO Ltd.,
Series 2021-87A D
3.088%, 5/20/34(l)§	$500,000	$498,391
Elevation CLO Ltd.,
Series 2013-1A BR2
3.375%, 8/15/32(l)§	1,250,000	1,237,583
Flagship Credit Auto Trust,
Series 2017-4 C
2.920%, 11/15/23§	160,932	161,631
Fremont Home Loan Trust,
Series 2006-D 1A1
0.226%, 11/25/36(l)	5,557,022	3,776,250
Galaxy XVIII CLO Ltd.,
Series 2018-28A D
3.126%, 7/15/31(l)§	500,000	497,048
Gilbert Park CLO Ltd.,
Series 2017-1A D
3.076%, 10/15/30(l)§	500,000	500,020
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D
2.984%, 4/20/30(l)§	1,500,000	1,498,227
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	434,629	441,346
Invitation Homes Trust,
Series 2018-SFR1 C
1.334%, 3/17/37(l)§	739,894	740,115
Jersey Mike’s Funding,
Series 2019-1A A2
4.433%, 2/15/50§	1,000,000	1,049,638
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	419,947	416,231
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A
4.250%, 12/15/38§	756,857	752,761
LCM 28 Ltd.,
Series 28A D
3.084%, 10/20/30(l)§	500,000	488,296
LCM XXI LP,
Series 21A DR
2.934%, 4/20/28(l)§	500,000	499,626
Long Point Park CLO Ltd.,
Series 2017-1A C
2.534%, 1/17/30(l)§	500,000	485,894
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	1,194,703	1,191,921
Madison Park Funding XI Ltd.,
Series 2013-11A DR
3.388%, 7/23/29(l)§	500,000	498,337
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR
3.088%, 10/22/30(l)§	500,000	500,012
Madison Park Funding XX Ltd.,
Series 2016-20A DR
3.129%, 7/27/30(l)§	900,000	894,106
Magnetite XXXI Ltd.,
Series 2021-31A E
6.128%, 7/15/34(l)§	500,000	499,920
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C
0.386%, 7/25/37(l)	5,599,396	1,789,218
MidOcean Credit CLO III,
Series 2014-3A BR
1.934%, 4/21/31(l)§	1,000,000	980,518
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	238,454	255,491
Series 2018-2GS A
4.200%, 2/22/44§	375,769	406,235
Series 2019-2A B
3.280%, 9/20/40§	363,646	380,025
Nassau Ltd.,
Series 2018-IA A
1.276%, 7/15/31(l)§	500,000	499,363
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	1,375,000	1,382,681
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	4,987,500	5,145,879
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR
2.984%, 7/20/31(l)§	1,000,000	1,000,237
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	425,005	436,735
Octagon 53 Ltd.,
Series 2021-1A E
6.668%, 4/15/34(l)§	1,000,000	990,117
Octagon Investment Partners 31 LLC,
Series 2017-1A DR
3.534%, 7/20/30(l)§	500,000	499,998
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
2.634%, 1/20/30(l)§	500,000	485,681
Octagon Investment Partners 48 Ltd.,
Series 2020-3A D
4.134%, 10/20/31(l)§	800,000	800,351
OHA Credit Funding 1 Ltd.,
Series 2018-1A D
3.184%, 10/20/30(l)§	500,000	500,008
OHA Credit Funding 5 Ltd.,
Series 2020-5A E
6.384%, 4/18/33(l)§	1,000,000	1,000,284
Option One Mortgage Loan Trust,
Series 2006-1 M2
0.656%, 1/25/36(l)	3,164,000	2,896,657
Ownit Mortgage Loan Trust,
Series 2006-3 M1
0.581%, 3/25/37(l)	2,287,019	2,443,815
Pretium Mortgage Credit Partners I LLC,
Series 2020-NPL3 A1
3.105%, 6/27/60(e)§	1,937,647	1,948,509
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	982,500	1,025,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	$423,336	$419,752
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR
3.484%, 7/20/34(l)§	500,000	500,346
Springleaf Funding Trust,
Series 2017-AA A
2.680%, 7/15/30§	37,149	37,171
Stack Infrastructure Issuer LLC,
Series 2019-2A A2
3.080%, 10/25/44§	500,000	514,447
Series 2020-1A A2
1.893%, 8/25/45§	500,000	503,686
Sunnova Helios II Issuer LLC,
Series 2021-A A
1.800%, 2/20/48§	705,818	704,114
Series 2021-B B
2.010%, 7/20/48§	634,535	626,571
Sunnova Sol II Issuer LLC,
Series 2020-2A A
2.730%, 11/1/55§	740,670	750,787
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	477,701	507,056
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	358,000	360,730
Textainer Marine Containers VIII Ltd.,
Series 2020-2A A
2.100%, 9/20/45§	452,566	456,953
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
3.026%, 1/15/31(l)§	500,000	489,246
Series 2014-2A ER
5.876%, 1/15/31(l)§	500,000	460,139
Series 2017-3A DR
3.976%, 4/15/35(l)§	1,000,000	989,349
Series 2018-1A B
1.776%, 7/15/30(l)§	2,000,000	2,000,010
Series 2018-1A D
3.026%, 7/15/30(l)§	500,000	493,212
Series 2018-1A E
5.626%, 7/15/30(l)§	500,000	479,297
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	596,452	596,001
Towd Point Mortgage Trust,
Series 2019-1 M1
3.705%, 3/25/58(l)§	2,500,000	2,687,361
Triton Container Finance VIII LLC,
Series 2020-1A A
2.110%, 9/20/45§	457,500	460,323
Series 2021-1A A
1.860%, 3/20/46§	957,500	944,337
TRP-TRIP Rail Master Funding LLC,
Series 2021-2 A
2.150%, 6/19/51§	495,646	498,799
United Airlines Pass-Through Trust,
Series 2016-1 B
3.650%, 1/7/26	437,645	432,796
Upland CLO Ltd.,
Series 2016-1A CR
3.034%, 4/20/31(l)§	1,000,000	985,886
USQ Rail II LLC,
Series 2021-3 A
2.210%, 6/28/51§	494,125	496,680
Vantage Data Centers LLC,
Series 2020-2A A2
1.992%, 9/15/45§	250,000	249,024
Venture XVIII CLO Ltd.,
Series 2014-18A BR
1.776%, 10/15/29(l)§	500,000	499,999
Venture XX CLO Ltd.,
Series 2015-20A CR
2.026%, 4/15/27(l)§	500,000	500,101
VERDE CLO Ltd.,
Series 2019-1A DR
3.376%, 4/15/32(l)§	1,000,000	1,000,476
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	949,690	1,023,371
Voya CLO Ltd.,
Series 2014-4A DR
6.083%, 7/14/31(l)§	1,000,000	927,489
Series 2017-3A CR
3.284%, 4/20/34(l)§	1,500,000	1,496,433
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	894,829	891,171
Wind River CLO Ltd.,
Series 2014-3A DR2
3.538%, 10/22/31(l)§	1,500,000	1,470,460
Series 2015-2A ER
5.676%, 10/15/27(l)§	500,000	497,505
York CLO 1 Ltd.,
Series 2014-1A CRR
2.238%, 10/22/29(l)§	1,000,000	1,000,220
York CLO-2 Ltd.,
Series 2015-1A CR
1.988%, 1/22/31(l)§	500,000	500,016

Total Asset- Backed Securities		109,537,114

Collateralized Mortgage Obligations (9.9%)
Alternative Loan Trust,
Series 2005-69 A1
1.092%, 12/25/35(l)	1,463,498	1,434,585
Series 2006-19CB A15
6.000%, 8/25/36	200,689	158,793
Series 2006-6CB 2A10
6.000%, 5/25/36	1,777,200	1,083,830
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	247,997	250,149
Series 2007-5 3A1
6.000%, 7/25/37	2,067,913	2,015,559
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	2,591,835	2,594,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
BRAVO Residential Funding Trust,
Series 2021-A A1
1.991%, 10/25/59(e)§	$4,440,523	$4,441,004
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	2,137,049	1,611,794
Series 2006-J4 A5
6.250%, 9/25/36	343,373	197,922
Series 2007-14 A18
6.000%, 9/25/37	1,727,465	1,284,727
Series 2007-HY1 1A1
2.812%, 4/25/37(l)	230,305	225,816
Series 2007-HY1 2A1
3.423%, 3/25/37(l)	111,592	112,988
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
2.557%, 3/25/36(l)	193,955	188,381
Series 2006-AR7 2A3A
2.647%, 11/25/36(l)	481,612	463,395
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	1,471,258	1,479,103
Countrywide Asset-Backed Certificates,
Series 2006-IM1 A2
0.566%, 4/25/36(l)	915,091	859,866
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	1,754,787	1,899,051
Series 4050 ND
2.500%, 9/15/41	470,886	477,668
Series 4076 QD
2.500%, 11/15/41	445,697	455,135
Series 4471 GA
3.000%, 2/15/44	321,518	335,455
Series 4483 CA
3.000%, 6/15/44	160,649	167,660
Series 4745 EC
3.000%, 12/15/44	320,951	326,846
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	1,213,478	1,214,346
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6
6.000%, 7/25/36	2,352,675	1,548,125
FMC GMSR Issuer Trust,
Series 2020-GT1 A
4.450%, 1/25/26(l)§	2,000,000	1,985,846
FNMA,
Series 2013-18 CD
1.500%, 10/25/27	394,430	401,389
Series 2013-54 NP
2.500%, 3/25/43	764,807	789,743
Series 2015-42 CA
3.000%, 3/25/44	454,212	464,821
Series 2017-46 ZL
3.500%, 6/25/57	3,257,843	3,627,434
Series 2018-38 LA
3.000%, 6/25/48	458,415	477,040
Series 2018-44 PZ
3.500%, 6/25/48	1,966,219	2,133,059
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
0.326%, 4/25/47(l)	3,113,736	2,989,393
HomeBanc Mortgage Trust,
Series 2005-4 M4
1.061%, 10/25/35(l)	7,066,300	6,466,345
PRPM LLC,
Series 2021-2 A2
3.770%, 3/25/26(l)§	3,100,000	3,100,263
RALI Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	1,849,275	1,799,041
Series 2007-QS8 A10
6.000%, 6/25/37	1,201,412	1,167,799
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,663,379	1,029,807
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	170,166	168,185
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,237,418	2,384,471
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
0.966%, 10/25/35(l)	1,339,965	1,328,436
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	167,471	166,723
Verus Securitization Trust,
Series 2019-3 M1
3.139%, 7/25/59(l)§	3,000,000	3,014,803
Series 2020-4 M1
3.291%, 5/25/65(l)§	1,200,000	1,223,118
Series 2020-NPL1 A1
3.598%, 8/25/50(e)§	507,492	507,931
Series 2021-3 M1
2.397%, 6/25/66(l)§	2,500,000	2,497,212
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	193,394	193,216
Series 2007-PA6 A1
2.711%, 12/28/37(l)	1,539,270	1,522,946

Total Collateralized Mortgage Obligations		64,265,338

Commercial Mortgage-Backed Securities (9.5%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.727%, 8/14/34(l)§	516,000	540,248
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C
4.504%, 9/15/48(l)	886,000	893,782

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 D
2.434%, 3/15/36(l)§	$805,000	$803,004
Series 2019-CRE6 D
2.464%, 9/15/36(l)§	904,000	902,879
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	603,256
Series 2017-BNK5 C
4.396%, 6/15/60(l)	600,000	643,123
Series 2018-BN10 C
4.163%, 2/15/61(l)	495,000	530,957
Series 2019-BN19 XA
1.091%, 8/15/61 IO(l)	6,800,612	438,461
Series 2021-BN32 XA
0.893%, 4/15/54 IO(l)	14,284,613	840,428
BBCMS Mortgage Trust,
Series 2018-TALL F
3.319%, 3/15/37(l)§	550,000	495,799
Series 2020-C6 F5TC
3.811%, 2/15/53(l)§	644,000	605,502
Series 2020-C8 C
3.358%, 10/15/53(l)	500,000	513,916
Benchmark Mortgage Trust,
Series 2018-B2 C
4.337%, 2/15/51(l)	803,000	872,121
Series 2019-B10 C
3.750%, 3/15/62	494,000	521,007
Series 2020-B18 C
3.772%, 7/15/53(l)	600,000	635,612
Series 2021-B23 XA
1.385%, 2/15/54 IO(l)	4,882,644	456,816
Series 2021-B28 XA
1.406%, 8/15/54 IO(l)	9,034,276	894,733
BFLD,
Series 2019-DPLO E
2.324%, 10/15/34(l)§	340,000	336,601
BX Commercial Mortgage Trust,
Series 2019-IMC E
2.234%, 4/15/34(l)§	900,000	896,637
Series 2021-VOLT F
2.500%, 9/15/36(l)§	913,000	914,145
BX Trust,
Series 2019-OC11 D
4.075%, 12/9/41(l)§	517,000	547,371
Series 2019-OC11 E
4.075%, 12/9/41(l)§	458,000	470,061
Series 2021-VIEW C
2.434%, 6/15/23(l)§	601,000	600,999
Series 2021-VIEW D
2.984%, 6/15/23(l)§	601,000	600,999
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	490,233
CF Trust,
Series 2019-MF1 E
3.200%, 8/21/32(l)§	722,000	718,405
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B
3.804%, 11/10/49	900,000	955,406
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	559,280
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B
4.909%, 2/10/49(l)	504,000	550,893
Series 2016-P4 XA
2.057%, 7/10/49 IO(l)	686,619	50,950
Series 2017-C4 B
4.096%, 10/12/50(l)	343,000	369,430
Series 2019-GC41 B
3.199%, 8/10/56	640,000	675,282
Series 2020-420K D
3.422%, 11/10/42(l)§	350,000	343,581
Series 2020-420K E
3.422%, 11/10/42(l)§	350,000	324,381
Series 2020-555 F
3.620%, 12/10/41(l)§	364,000	328,446
Series 2020-555 G
3.620%, 12/10/41(l)§	364,000	298,057
Series 2020-GC46 B
3.150%, 2/15/53(l)	557,000	585,526
Commercial Mortgage Trust,
Series 2013-CR10 XA
0.875%, 8/10/46 IO(l)	1,379,304	16,161
Series 2013-CR11 B
5.277%, 8/10/50(l)	754,000	808,717
Series 2014-CR16 C
5.083%, 4/10/47(l)	900,000	946,873
Series 2015-CR25 B
4.681%, 8/10/48(l)	675,000	735,125
Series 2015-CR26 C
4.630%, 10/10/48(l)	503,000	539,890
Series 2015-CR26 XA
1.077%, 10/10/48 IO(l)	1,147,882	35,992
Series 2015-DC1 C
4.451%, 2/10/48(l)	100,000	102,557
Series 2015-LC23 C
4.770%, 10/10/48(l)	64,000	68,875
Series 2016-CR28 C
4.792%, 2/10/49(l)	66,000	70,772
Series 2016-DC2 XA
1.115%, 2/10/49 IO(l)	801,798	27,799
Series 2018-HCLV C
1.784%, 9/15/33(l)§	269,000	266,318
Series 2020-CX D
2.773%, 11/10/46(l)§	900,000	891,289
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.966%, 4/15/50 IO(l)	1,329,822	29,875
Series 2015-C4 C
4.713%, 11/15/48(l)	371,000	398,986
Series 2016-C6 B
3.924%, 1/15/49(l)	485,000	520,383
Series 2017-CX10 B
3.892%, 11/15/50(l)	825,000	865,366
Series 2018-C14 C
5.053%, 11/15/51(l)	640,000	705,089
Series 2020-C19 XA
1.238%, 3/15/53 IO(l)	6,019,476	472,327
Fontainebleau Miami Beach Trust,
Series 2019-FBLU E
4.095%, 12/10/36(l)§	203,000	209,796
Series 2019-FBLU F
4.095%, 12/10/36(l)§	169,000	171,578
Series 2019-FBLU G
4.095%, 12/10/36(l)§	210,000	210,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA,
Series 2021-164
0.968%, 10/16/63 IO(l)	$2,673,000	$236,234
Great Wolf Trust,
Series 2019-WOLF F
3.215%, 12/15/36(l)§	478,000	462,471
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.626%, 2/10/46 IO(l)	1,093,156	15,374
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
1.334%, 7/15/35(l)§	272,000	266,575
Series 2019-SMP E
2.684%, 8/15/32(l)§	550,000	537,630
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.660%, 11/10/47(l)§	289,000	193,708
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	604,123
Series 2016-GS2 B
3.759%, 5/10/49(l)	644,000	688,218
Series 2017-GS6 B
3.869%, 5/10/50	515,000	556,998
Series 2020-GC45 B
3.405%, 2/13/53(l)	516,000	549,239
HPLY Trust,
Series 2019-HIT F
3.234%, 11/15/36(l)§	419,784	412,965
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
1.061%, 1/15/49 IO(l)	703,217	21,944
Series 2016-JP2 B
3.460%, 8/15/49	28,000	29,248
Series 2020-LOOP E
3.990%, 12/5/38(l)§	345,000	341,959
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 C
4.235%, 7/15/45(l)	800,000	818,660
Series 2014-C23 D
4.133%, 9/15/47(l)§	370,000	370,879
Series 2015-C27 D
3.944%, 2/15/48(l)§	347,000	313,321
Series 2015-C32 B
4.389%, 11/15/48(l)	503,000	505,959
Series 2015-C32 C
4.799%, 11/15/48(l)	91,000	74,996
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C
3.908%, 7/15/50(l)	800,000	839,500
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS
3.484%, 6/15/49	800,000	837,319
Series 2016-C2 XA
1.709%, 6/15/49 IO(l)	797,953	41,513
Series 2020-COR7 C
3.850%, 5/13/53(l)	528,000	562,952
KKR Industrial Portfolio Trust,
Series 2021-KDIP E
1.634%, 12/15/37(l)§	827,000	825,449
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	422,449
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.739%, 3/10/49(l)§	72,000	76,284
MBRT,
Series 2019-MBR F
2.633%, 11/15/36(l)§	475,000	473,516
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 AS
3.014%, 7/15/35(l)§	505,000	511,940
MKT Mortgage Trust,
Series 2020-525M E
3.039%, 2/12/40(l)§	275,000	264,201
Series 2020-525M F
3.039%, 2/12/40(l)§	275,000	256,094
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	129,451
Series 2015-C20 C
4.600%, 2/15/48(l)	893,000	931,397
Series 2016-C31 B
3.880%, 11/15/49(l)	871,000	923,272
Series 2017-C33 B
4.105%, 5/15/50	753,000	824,558
Morgan Stanley Capital I,
Series 2017-HR2 C
4.364%, 12/15/50(l)	845,000	915,272
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
1.025%, 12/15/48 IO(l)	1,006,382	30,539
Series 2016-UB11 XA
1.634%, 8/15/49 IO(l)	863,932	47,696
Series 2019-H7 C
4.128%, 7/15/52	850,000	897,544
MRCD Mortgage Trust,
Series 2019-PARK G
2.718%, 12/15/36§	369,000	354,074
MSCG Trust,
Series 2018-SELF F
3.134%, 10/15/37(l)§	362,000	362,000
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
2.073%, 10/10/48 IO(l)	586,142	36,003
SLG Office Trust,
Series 2021-OVA E
2.851%, 7/15/41§	603,000	584,364
Series 2021-OVA F
2.851%, 7/15/41§	603,000	554,857
TTAN,
Series 2021-MHC F
2.984%, 3/15/38(l)§	882,000	882,277
UBS Commercial Mortgage Trust,
Series 2017-C1 B
4.036%, 6/15/50	1,336,000	1,432,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-C2 C
4.295%, 8/15/50(l)	$800,000	$842,029
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	375,874
Series 2017-C7 C
4.734%, 12/15/50(l)	1,009,000	1,108,500
Series 2018-C10 C
5.257%, 5/15/51(l)	640,000	707,074
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
4.217%, 3/10/46(l)§	499,000	389,233
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	855,677	862,312
Series 2019-1 M2
4.010%, 3/25/49(l)§	347,029	349,519
Series 2019-1 M3
4.120%, 3/25/49(l)§	305,754	307,587
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28 C
4.230%, 5/15/48(l)	490,000	499,563
Series 2015-C30 XA
1.038%, 9/15/58 IO(l)	6,691,866	200,394
Series 2015-C31 C
4.755%, 11/15/48(l)	105,000	108,614
Series 2015-P2 XA
1.117%, 12/15/48 IO(l)	747,289	26,328
Series 2016-C32 C
4.871%, 1/15/59(l)	51,000	52,990
Series 2016-C35 B
3.438%, 7/15/48	533,000	559,485
Series 2016-C37 C
4.634%, 12/15/49(l)	627,000	668,615
Series 2016-NXS6 B
3.811%, 11/15/49	750,000	790,909
Series 2016-NXS6 XA
1.739%, 11/15/49 IO(l)	925,413	46,758
Series 2017-RC1 XA
1.652%, 1/15/60 IO(l)	1,009,779	62,290
Series 2019-C50 C
4.345%, 5/15/52	412,000	440,353
Series 2020-C57 XA
2.230%, 8/15/53 IO(l)	3,642,406	551,795
Series 2020-C58 B
2.704%, 7/15/53	800,000	810,373
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.174%, 8/15/47 IO(l)	2,179,928	49,522
Series 2014-C23 D
4.149%, 10/15/57(l)§	517,000	516,708

Total Commercial Mortgage- Backed Securities		61,246,252

Convertible Bond (0.0%)
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Digicel Group Holdings Ltd.
7.000%, 10/25/21 PIK(y)§	40,384	31,577

Total Communication Services		31,577

Total Convertible Bond		31,577

Corporate Bonds (22.2%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
4.300%, 2/15/30	500,000	572,528
2.750%, 6/1/31	170,000	173,891
3.500%, 9/15/53	959,000	944,455
3.550%, 9/15/55	127,000	124,950
CCO Holdings LLC
4.750%, 3/1/30§	140,000	145,750
4.250%, 1/15/34§	145,000	144,275
Frontier Communications Holdings LLC
5.875%, 10/15/27§	50,000	53,000
5.000%, 5/1/28§	110,000	115,500
6.750%, 5/1/29§	60,000	63,225
KT Corp.
1.000%, 9/1/25(m)	200,000	197,413
2.500%, 7/18/26(m)(x)	600,000	626,550
Level 3 Financing, Inc.
4.625%, 9/15/27§	155,000	159,076
Lumen Technologies, Inc.
5.125%, 12/15/26§	135,000	140,062
4.000%, 2/15/27§	120,000	122,616
NBN Co. Ltd.
1.450%, 5/5/26§	275,000	273,665
Verizon Communications, Inc.
3.150%, 3/22/30	500,000	534,919
4.400%, 11/1/34	550,000	647,016

		5,038,891

Entertainment (0.1%)
Activision Blizzard, Inc.
1.350%, 9/15/30	350,000	324,407
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	175,000	180,910
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	155,000	170,113
4.750%, 10/15/27§	195,000	197,681

		873,111

Interactive Media & Services (0.1%)
Baidu, Inc.
3.425%, 4/7/30	200,000	211,470
Tencent Holdings Ltd.
2.390%, 6/3/30§	300,000	294,711

		506,181

Media (0.6%)
Cengage Learning, Inc.
9.500%, 6/15/24§	175,000	178,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Charter Communications Operating LLC
4.908%, 7/23/25	$300,000	$337,296
3.500%, 3/1/42	260,000	253,812
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	155,000	161,200
Comcast Corp.
3.400%, 4/1/30	515,000	564,597
Diamond Sports Group LLC
5.375%, 8/15/26§	90,000	59,400
DIRECTV Holdings LLC
5.875%, 8/15/27§	130,000	135,397
DISH DBS Corp.
5.875%, 11/15/24	135,000	145,163
5.125%, 6/1/29	155,000	151,512
GCI LLC
4.750%, 10/15/28§	150,000	157,193
iHeartCommunications, Inc.
8.375%, 5/1/27	30,000	31,959
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	400,000	538,027
Nexstar Media, Inc.
5.625%, 7/15/27§	85,000	89,807
Omnicom Group, Inc.
2.600%, 8/1/31	150,000	151,869
Radiate Holdco LLC
4.500%, 9/15/26§	125,000	129,063
Scripps Escrow, Inc.
5.875%, 7/15/27§	210,000	215,512
Sirius XM Radio, Inc.
4.125%, 7/1/30§	235,000	235,502
Townsquare Media, Inc.
6.875%, 2/1/26§	135,000	141,750
Univision Communications, Inc.
4.500%, 5/1/29§	155,000	157,325
VTR Finance NV
6.375%, 7/15/28(m)	200,000	214,750

		4,049,835

Wireless Telecommunication Services (0.3%)
Digicel Group Holdings Ltd.
8.000%, 4/1/25 PIK§	27,214	23,581
T-Mobile USA, Inc.
2.250%, 2/15/26	315,000	318,150
3.375%, 4/15/29	75,000	78,472
3.375%, 4/15/29§	30,000	31,298
3.875%, 4/15/30	300,000	331,515
2.550%, 2/15/31	500,000	501,430
2.875%, 2/15/31	65,000	65,390
3.400%, 10/15/52§	270,000	263,010

		1,612,846

Total Communication Services		12,080,864

Consumer Discretionary (1.4%)
Auto Components (0.2%)
American Axle & Manufacturing, Inc.
5.000%, 10/1/29(x)	280,000	273,199
Clarios Global LP
6.250%, 5/15/26§	126,000	132,148
Dana, Inc.
5.625%, 6/15/28	250,000	268,587
Goodyear Tire & Rubber Co. (The)
5.250%, 7/15/31§	235,000	249,688
Icahn Enterprises LP
5.250%, 5/15/27	150,000	155,250

		1,078,872

Automobiles (0.1%)
Hyundai Capital America
2.650%, 2/10/25§	600,000	621,915
Volkswagen Group of America Finance LLC
4.250%, 11/13/23§	300,000	321,539

		943,454

Diversified Consumer Services (0.0%)
Metis Merger Sub LLC
6.500%, 5/15/29§	165,000	160,462

Hotels, Restaurants & Leisure (0.8%)
Bally’s Corp.
6.750%, 6/1/27§	138,000	150,592
Boyd Gaming Corp.
4.750%, 6/15/31§	320,000	330,000
Boyne USA, Inc.
4.750%, 5/15/29§	435,000	448,050
Caesars Entertainment, Inc.
6.250%, 7/1/25§	175,000	184,187
Caesars Resort Collection LLC
5.250%, 10/15/25§	42,000	42,577
Carnival Corp.
5.750%, 3/1/27(x)§	510,000	525,300
Cedar Fair LP
5.250%, 7/15/29	130,000	133,127
Expedia Group, Inc.
3.250%, 2/15/30	300,000	309,518
2.950%, 3/15/31	135,000	136,289
Golden Nugget, Inc.
6.750%, 10/15/24§	210,000	210,000
Marriott International, Inc.
Series II
2.750%, 10/15/33	310,000	303,068
Series R
3.125%, 6/15/26	310,000	330,766
McDonald’s Corp.
3.600%, 7/1/30	300,000	332,636
4.450%, 3/1/47	275,000	332,740
MGM Resorts International
6.750%, 5/1/25	235,000	247,925
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	145,000	147,719
Premier Entertainment Sub LLC
5.625%, 9/1/29§	230,000	231,265
5.875%, 9/1/31§	230,000	232,332
Scientific Games International, Inc.
7.250%, 11/15/29§	135,000	151,354
Viking Cruises Ltd.
13.000%, 5/15/25§	60,000	68,925
5.875%, 9/15/27§	310,000	298,375

		5,146,745

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	180,000	183,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SWF Escrow Issuer Corp.
6.500%, 10/1/29§	$245,000	$238,091

		421,740

Multiline Retail (0.1%)
Dollar Tree, Inc.
4.000%, 5/15/25	565,000	617,065

Specialty Retail (0.1%)
Ambience Merger Sub, Inc.
7.125%, 7/15/29§	90,000	89,775
SRS Distribution, Inc.
4.625%, 7/1/28§	225,000	229,545
Staples, Inc.
7.500%, 4/15/26§	120,000	121,800
Victoria’s Secret & Co.
4.625%, 7/15/29§	305,000	309,575

		750,695

Total Consumer Discretionary		9,119,033

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	465,000	575,458
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 4/15/48	90,000	107,218
Constellation Brands, Inc.
3.150%, 8/1/29	350,000	373,654
Keurig Dr Pepper, Inc.
3.800%, 5/1/50	285,000	318,692
Primo Water Holdings, Inc.
4.375%, 4/30/29§	155,000	154,640
Triton Water Holdings, Inc.
6.250%, 4/1/29§	145,000	147,175

		1,676,837

Food & Staples Retailing (0.1%)
Performance Food Group, Inc.
5.500%, 10/15/27§	140,000	146,580
4.250%, 8/1/29§	145,000	145,362
Sysco Corp.
3.300%, 2/15/50	490,000	500,242
United Natural Foods, Inc.
6.750%, 10/15/28§	165,000	178,200
US Foods, Inc.
6.250%, 4/15/25§	25,000	26,161

		996,545

Food Products (0.4%)
B&G Foods, Inc.
5.250%, 9/15/27	70,000	72,888
Bunge Ltd. Finance Corp.
2.750%, 5/14/31	345,000	348,213
Flowers Foods, Inc.
2.400%, 3/15/31	155,000	154,257
Kraft Heinz Foods Co.
5.000%, 7/15/35	65,000	79,788
5.200%, 7/15/45	180,000	225,900
Minerva Luxembourg SA
4.375%, 3/18/31§	500,000	482,337
Mondelez International, Inc.
1.875%, 10/15/32	205,000	196,222
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	140,000	148,050
Post Holdings, Inc.
4.625%, 4/15/30§	160,000	160,837
Smithfield Foods, Inc.
4.250%, 2/1/27§	540,000	590,274

		2,458,766

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	185,000	187,736
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	340,000	338,725
7.000%, 12/31/27§	205,000	195,775

		722,236

Personal Products (0.0%)
Coty, Inc.
5.000%, 4/15/26§	150,000	152,745

Tobacco (0.1%)
BAT Capital Corp.
3.462%, 9/6/29	640,000	674,175

Total Consumer Staples		6,681,304

Energy (3.1%)
Energy Equipment & Services (0.2%)
Halliburton Co.
2.920%, 3/1/30(x)	150,000	154,957
5.000%, 11/15/45	135,000	161,017
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	130,000	130,087
Transocean Poseidon Ltd.
6.875%, 2/1/27§	210,000	208,425
Transocean, Inc.
11.500%, 1/30/27§	52,000	53,365
USA Compression Partners LP
6.875%, 9/1/27	265,000	279,575
Weatherford International Ltd.
6.500%, 9/15/28§	155,000	159,069

		1,146,495

Oil, Gas & Consumable Fuels (2.9%)
AI Candelaria Spain SLU
5.750%, 6/15/33§	300,000	299,250
Antero Midstream Partners LP
5.750%, 3/1/27§	64,000	65,760
Apache Corp.
4.625%, 11/15/25	70,000	75,522
4.375%, 10/15/28	100,000	107,777
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	564,773
BP Capital Markets America, Inc.
2.939%, 6/4/51	215,000	203,779
3.001%, 3/17/52	310,000	294,951
Canacol Energy Ltd.
7.250%, 5/3/25§	300,000	313,744
7.250%, 5/3/25(m)	250,000	261,453
Chesapeake Energy Corp.
5.875%, 2/1/29§	220,000	234,300
CNX Resources Corp.
6.000%, 1/15/29§	135,000	142,425
Cosan Overseas Ltd.
8.250%, 2/5/22(m)(y)	300,000	305,306
Diamondback Energy, Inc.
2.875%, 12/1/24	190,000	198,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Empresa Electrica Cochrane SpA
5.500%, 5/14/27(m)(x)	$851,800	$872,829
Enable Midstream Partners LP
4.400%, 3/15/27	200,000	221,190
5.000%, 5/15/44(e)	300,000	326,000
Enbridge, Inc.
3.400%, 8/1/51	260,000	261,415
Energy Transfer LP
4.750%, 1/15/26	290,000	323,781
EQM Midstream Partners LP
4.750%, 1/15/31§	285,000	296,406
EQT Corp.
7.500%, 2/1/30(e)	115,000	148,028
Exxon Mobil Corp.
4.227%, 3/19/40	275,000	324,968
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	250,073	287,896
Galaxy Pipeline Assets Bidco Ltd.
2.160%, 3/31/34§	1,400,000	1,372,000
GNL Quintero SA
4.634%, 7/31/29(m)	470,600	509,072
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)	800,000	694,000
Hess Midstream Operations LP
5.125%, 6/15/28§	160,000	166,400
4.250%, 2/15/30§	285,000	288,007
Hilcorp Energy I LP
6.250%, 11/1/28§	125,000	129,375
5.750%, 2/1/29§	125,000	128,437
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375%, 6/1/28(m)	450,000	450,928
Investment Energy Resources Ltd.
6.250%, 4/26/29§	200,000	216,750
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	470,000	664,567
Marathon Petroleum Corp.
5.125%, 12/15/26	540,000	625,732
Medco Bell Pte. Ltd.
6.375%, 1/30/27§	200,000	200,875
MEG Energy Corp.
7.125%, 2/1/27§	205,000	214,533
5.875%, 2/1/29§	35,000	35,700
NGL Energy Operating LLC
7.500%, 2/1/26§	290,000	294,713
NGPL PipeCo LLC
3.250%, 7/15/31§	110,000	112,653
NuStar Logistics LP
6.375%, 10/1/30	150,000	165,000
Occidental Petroleum Corp.
8.000%, 7/15/25	80,000	95,520
6.625%, 9/1/30	130,000	160,063
6.125%, 1/1/31	165,000	198,000
6.450%, 9/15/36	105,000	131,906
Oleoducto Central SA
4.000%, 7/14/27(m)	400,000	410,450
ONEOK, Inc.
3.400%, 9/1/29	150,000	158,959
Ovintiv, Inc.
7.375%, 11/1/31	120,000	162,067
Parkland Corp.
4.500%, 10/1/29§	195,000	197,925
Peabody Energy Corp.
8.500%, 12/31/24 PIK§	43,450	37,955
Peru LNG Srl
5.375%, 3/22/30(m)	550,000	441,375
Petrobras Global Finance BV
6.750%, 6/3/50	600,000	649,950
5.500%, 6/10/51	300,000	278,910
Pioneer Natural Resources Co.
1.900%, 8/15/30	460,000	438,630
PTTEP Treasury Center Co. Ltd.
2.587%, 6/10/27§	200,000	206,225
Rattler Midstream LP
5.625%, 7/15/25§	95,000	98,714
SA Global Sukuk Ltd.
2.694%, 6/17/31§	200,000	202,062
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	265,000	304,770
Southwestern Energy Co.
5.375%, 2/1/29§	145,000	154,788
Sunoco LP
6.000%, 4/15/27	90,000	93,600
4.500%, 5/15/29	65,000	65,806
Targa Resources Partners LP
5.500%, 3/1/30	180,000	196,481
TransCanada PipeLines Ltd.
4.250%, 5/15/28	500,000	569,250
UEP Penonome II SA
6.500%, 10/1/38(m)	690,179	718,348
6.500%, 10/1/38§	443,686	461,794
Venture Global Calcasieu Pass LLC
4.125%, 8/15/31§	225,000	234,281
Western Midstream Operating LP
4.350%, 2/1/25(e)	130,000	136,825

		19,203,911

Total Energy		20,350,406

Financials (4.6%)
Banks (1.9%)
Australia & New Zealand Banking Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35(k)§	640,000	619,765
Banco BBVA Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.250%, 9/22/29(k)(m)	100,000	106,050

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25(m)	$400,000	$417,950
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23(m)	200,000	208,688
Banco Internacional del Peru SAA Interbank
(ICE LIBOR USD 3 Month + 5.76%), 6.625%, 3/19/29(k)(m)	100,000	106,438
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.71%), 4.000%, 7/8/30(k)(m)	550,000	548,900
Banco Nacional de Panama
2.500%, 8/11/30§	200,000	190,722
Bank of America Corp.
(SOFR + 0.96%), 1.734%, 7/22/27(k)	230,000	230,906
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	600,000	585,729
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	400,000	437,433
Barclays plc
(ICE LIBOR USD 3 Month + 1.38%), 1.505%, 5/16/24(k)(x)	600,000	609,765
BNP Paribas SA
(SOFR + 1.51%), 3.052%, 1/13/31(k)§	550,000	573,449
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.224%, 5/17/24(k)	720,000	727,688
Commonwealth Bank of Australia
4.316%, 1/10/48§	500,000	586,038
Credit Agricole SA
3.750%, 4/24/23§	300,000	315,350
DBS Group Holdings Ltd.
(USD ICE Swap Rate 5 Year + 1.59%), 4.520%, 12/11/28(k)(m)	200,000	214,118
Gilex Holding SARL
8.500%, 5/2/23(m)	200,000	204,500
8.500%, 5/2/23§	150,000	153,375
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.38%), 1.494%, 9/12/26(k)	700,000	719,983
JPMorgan Chase & Co.
(SOFR + 1.02%), 2.069%, 6/1/29(k)	265,000	265,424
(SOFR + 2.04%), 2.522%, 4/22/31(k)	375,000	381,797
(SOFR + 1.25%), 2.580%, 4/22/32(k)	280,000	283,913
Korea Development Bank (The)
1.000%, 9/9/26	1,300,000	1,284,972
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	525,000	570,587
Mitsubishi UFJ Financial Group, Inc.
1.412%, 7/17/25	600,000	603,585
National Australia Bank Ltd.
2.990%, 5/21/31§	395,000	399,407
NatWest Markets plc
0.800%, 8/12/24§	275,000	274,361
Oversea-Chinese Banking Corp. Ltd.
4.250%, 6/19/24(m)	200,000	216,163
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	275,000	294,793
(SOFR + 1.43%), 2.879%, 10/30/30(k)	275,000	287,336

		12,419,185

Capital Markets (1.0%)
Ares Capital Corp.
2.150%, 7/15/26	325,000	325,576
2.875%, 6/15/28	125,000	126,491
Blackstone Secured Lending Fund
2.850%, 9/30/28§	280,000	278,648
CI Financial Corp.
4.100%, 6/15/51	185,000	197,172
Coinbase Global, Inc.
3.625%, 10/1/31§	60,000	57,045
Credit Suisse Group AG
(SOFR + 0.98%), 1.305%, 2/2/27(k)§	595,000	581,569
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 1.295%, 5/15/26(k)	750,000	767,230
(SOFR + 0.82%), 0.870%, 9/10/27(k)	235,000	235,613
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24(m)	300,000	333,000
Macquarie Group Ltd.
(ICE LIBOR USD 3 Month + 1.33%), 4.150%, 3/27/24(k)§	535,000	561,629
(SOFR + 0.91%), 1.629%, 9/23/27(k)§	270,000	268,579
Morgan Stanley
(SOFR + 0.53%), 0.790%, 5/30/25(k)	245,000	244,148
(SOFR + 1.36%), 2.484%, 9/16/36(k)	600,000	587,077
Owl Rock Capital Corp.
2.625%, 1/15/27	275,000	275,329
Temasek Financial I Ltd.
1.000%, 10/6/30§	1,200,000	1,118,987
1.000%, 10/6/30(m)	250,000	233,122

		6,191,215

Consumer Finance (0.6%)
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	440,000	453,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Discover Financial Services
4.100%, 2/9/27	$650,000	$722,502
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 1.24%), 1.360%, 2/15/23(k)	525,000	519,750
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.135%, 1/5/23(k)	1,005,000	1,013,653
Navient Corp.
5.000%, 3/15/27	85,000	87,211
OneMain Finance Corp.
6.625%, 1/15/28	130,000	148,850
Synchrony Financial
3.950%, 12/1/27	555,000	609,626

		3,554,979

Diversified Financial Services (0.5%)
Blackstone Private Credit Fund
2.625%, 12/15/26§	180,000	179,309
CSMC Trust
6.500%, 6/25/36	5,242,154	1,651,953
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	196,942	184,263
Petronas Capital Ltd.
3.500%, 4/21/30§	200,000	216,486
2.480%, 1/28/32§	1,000,000	994,800
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	100,819	99,263

		3,326,074

Insurance (0.5%)
Acrisure LLC
4.250%, 2/15/29(x)§	265,000	262,019
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	105,000	108,806
AmWINS Group, Inc.
4.875%, 6/30/29§	140,000	141,750
Athene Global Funding
(SOFR + 0.56%), 0.610%, 8/19/24(k)(x)§	635,000	635,368
Berkshire Hathaway Finance Corp.
2.850%, 10/15/50	185,000	181,479
Brighthouse Financial Global Funding
1.000%, 4/12/24§	130,000	130,573
2.000%, 6/28/28§	190,000	188,988
First American Financial Corp.
2.400%, 8/15/31	165,000	160,691
GTCR AP Finance, Inc.
8.000%, 5/15/27§	135,000	142,088
NFP Corp.
4.875%, 8/15/28§	290,000	293,625
6.875%, 8/15/28§	115,000	117,421
Prudential Financial, Inc.
3.905%, 12/7/47	255,000	293,713
Willis North America, Inc.
4.500%, 9/15/28	490,000	558,901

		3,215,422

Thrifts & Mortgage Finance (0.1%)
BPCE SA
1.000%, 1/20/26§	325,000	319,480
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	135,000	139,050
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	325,000	308,688

		767,218

Total Financials		29,474,093

Health Care (1.1%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	571,000	704,102

Health Care Equipment & Supplies (0.0%)
Mozart Debt Merger Sub, Inc.
5.250%, 10/1/29§	60,000	60,975
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	69,000	73,713

		134,688

Health Care Providers & Services (0.7%)
Anthem, Inc.
2.375%, 1/15/25	285,000	297,962
Centene Corp.
3.000%, 10/15/30	105,000	107,625
2.500%, 3/1/31	665,000	653,155
Cigna Corp.
4.900%, 12/15/48	435,000	555,689
Community Health Systems, Inc.
6.000%, 1/15/29§	200,000	211,500
6.875%, 4/15/29§	145,000	144,819
CVS Health Corp.
5.050%, 3/25/48	265,000	341,711
HCA, Inc.
4.125%, 6/15/29	275,000	306,367
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200%, 6/1/50§	195,000	200,197
Legacy LifePoint Health LLC
6.750%, 4/15/25§	95,000	99,661
4.375%, 2/15/27§	120,000	119,076
Radiology Partners, Inc.
9.250%, 2/1/28§	140,000	149,625
RP Escrow Issuer LLC
5.250%, 12/15/25§	205,000	210,125
Select Medical Corp.
6.250%, 8/15/26§	500,000	524,550
Tenet Healthcare Corp.
5.125%, 11/1/27§	175,000	182,437
6.125%, 10/1/28§	240,000	251,076

		4,355,575

Life Sciences Tools & Services (0.0%)
Illumina, Inc.
0.550%, 3/23/23(x)	220,000	220,038

Pharmaceuticals (0.3%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	265,000	262,223
Bristol-Myers Squibb Co.
4.350%, 11/15/47	550,000	690,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Endo Luxembourg Finance Co. I Sarl
6.125%, 4/1/29§	$125,000	$125,000
Royalty Pharma plc
3.300%, 9/2/40	305,000	303,775
Viatris, Inc.
1.650%, 6/22/25§	200,000	201,953

		1,583,850

Total Health Care		6,998,253

Industrials (2.2%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
2.950%, 2/1/30	325,000	329,746
Northrop Grumman Corp.
5.150%, 5/1/40	375,000	488,473
TransDigm, Inc.
8.000%, 12/15/25§	30,000	31,913
6.250%, 3/15/26§	190,000	198,810
5.500%, 11/15/27	115,000	118,881
Triumph Group, Inc.
7.750%, 8/15/25	85,000	83,937

		1,251,760

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	275,000	334,184

Airlines (0.2%)
American Airlines, Inc.
5.750%, 4/20/29§	715,000	767,731
Southwest Airlines Co.
4.750%, 5/4/23	300,000	319,490
United Airlines, Inc.
4.625%, 4/15/29§	150,000	155,018

		1,242,239

Building Products (0.2%)
Builders FirstSource, Inc.
5.000%, 3/1/30§	120,000	128,400
4.250%, 2/1/32§	230,000	234,390
Carrier Global Corp.
3.377%, 4/5/40	350,000	364,407
Griffon Corp.
5.750%, 3/1/28	280,000	295,050
Owens Corning
4.400%, 1/30/48	240,000	277,944

		1,300,191

Commercial Services & Supplies (0.3%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	115,000	121,300
9.750%, 7/15/27§	220,000	238,700
Garda World Security Corp.
6.000%, 6/1/29§	255,000	248,013
GFL Environmental, Inc.
4.000%, 8/1/28§	255,000	252,450
Madison IAQ LLC
4.125%, 6/30/28§	190,000	190,000
5.875%, 6/30/29§	155,000	156,356
NongHyup Bank
1.250%, 7/20/25§	400,000	399,148
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	195,000	203,287

		1,809,254

Construction & Engineering (0.0%)
Pike Corp.
5.500%, 9/1/28§	150,000	152,625

Industrial Conglomerates (0.2%)
General Electric Co.
5.875%, 1/14/38	500,000	672,602
Roper Technologies, Inc.
1.750%, 2/15/31	685,000	653,120

		1,325,722

Machinery (0.1%)
Flowserve Corp.
2.800%, 1/15/32	330,000	326,316
Weir Group plc (The)
2.200%, 5/13/26§	390,000	393,818

		720,134

Road & Rail (0.3%)
CSX Corp.
3.800%, 11/1/46	560,000	629,339
First Student Bidco, Inc.
4.000%, 7/31/29§	180,000	177,075
NESCO Holdings II, Inc.
5.500%, 4/15/29§	45,000	46,562
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	255,000	286,165
Uber Technologies, Inc.
7.500%, 9/15/27§	105,000	114,713
4.500%, 8/15/29§	145,000	145,219
Union Pacific Corp.
3.700%, 3/1/29	500,000	556,534

		1,955,607

Trading Companies & Distributors (0.3%)
Air Lease Corp.
1.875%, 8/17/26	220,000	218,924
Aircastle Ltd.
2.850%, 1/26/28§	325,000	328,017
Aviation Capital Group LLC
1.950%, 9/20/26§	550,000	544,336
BOC Aviation Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 1.257%, 9/26/23(k)§	570,000	571,710
United Rentals North America, Inc.
5.250%, 1/15/30	135,000	147,150

		1,810,137

Transportation Infrastructure (0.3%)
Adani International Container Terminal Pvt. Ltd.
3.000%, 2/16/31§	294,000	284,959
Adani Ports & Special Economic Zone Ltd.
4.000%, 7/30/27§	250,000	260,516
4.375%, 7/3/29(m)	400,000	419,526
PSA Treasury Pte. Ltd.
2.125%, 9/5/29(m)	400,000	403,938
2.250%, 4/30/30(m)	200,000	203,225
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	238,249
3.625%, 4/28/26§	225,000	241,815

		2,052,228

Total Industrials		13,954,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (1.0%)
Communications Equipment (0.1%)
Avaya, Inc.
6.125%, 9/15/28§	$135,000	$142,088
CommScope, Inc.
4.750%, 9/1/29§	185,000	184,537

		326,625

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	275,000	297,137
Teledyne Technologies, Inc.
2.250%, 4/1/28	315,000	319,942
Vontier Corp.
2.400%, 4/1/28§	185,000	183,335

		800,414

IT Services (0.1%)
Endure Digital, Inc.
6.000%, 2/15/29§	205,000	194,494
GTT Communications, Inc.
7.875%, 12/31/24§	85,000	8,340
Western Union Co. (The)
2.750%, 3/15/31(x)	660,000	658,416

		861,250

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.
3.419%, 4/15/33§	475,000	489,471
Marvell Technology, Inc.
4.200%, 6/22/23§	550,000	579,978
NXP BV
3.875%, 6/18/26§	305,000	335,408
TSMC Global Ltd.
1.250%, 4/23/26§	1,040,000	1,028,113

		2,432,970

Software (0.1%)
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	185,000	185,046
Fortinet, Inc.
1.000%, 3/15/26	335,000	329,812
Oracle Corp.
3.600%, 4/1/50	380,000	381,107
3.850%, 4/1/60	60,000	60,856

		956,821

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
5.300%, 10/1/29	580,000	700,363
NetApp, Inc.
1.875%, 6/22/25	305,000	311,973

		1,012,336

Total Information Technology		6,390,416

Materials (1.2%)
Chemicals (0.3%)
CVR Partners LP
6.125%, 6/15/28(x)§	105,000	109,725
Diamond BC BV
4.625%, 10/1/29(x)§	190,000	192,850
Equate Petrochemical BV
2.625%, 4/28/28(m)	200,000	200,750
LG Chem Ltd.
2.375%, 7/7/31§	200,000	196,724
MEGlobal Canada ULC
5.000%, 5/18/25§	200,000	220,162
Nutrien Ltd.
4.200%, 4/1/29	535,000	610,170
SCIH Salt Holdings, Inc.
6.625%, 5/1/29(x)§	55,000	52,937
WR Grace Holdings LLC
5.625%, 8/15/29§	195,000	200,729

		1,784,047

Construction Materials (0.0%)
UltraTech Cement Ltd.
2.800%, 2/16/31(m)	200,000	191,850

Containers & Packaging (0.2%)
Berry Global, Inc.
1.650%, 1/15/27§	195,000	192,836
CCL Industries, Inc.
3.050%, 6/1/30§	200,000	207,570
Packaging Corp. of America
3.000%, 12/15/29	315,000	331,233
Silgan Holdings, Inc.
4.125%, 2/1/28	195,000	199,875
WRKCo., Inc.
3.750%, 3/15/25	565,000	609,887

		1,541,401

Metals & Mining (0.7%)
Anglo American Capital plc
4.500%, 3/15/28§	500,000	561,975
Antofagasta plc
2.375%, 10/14/30(m)	200,000	193,000
Arconic Corp.
6.125%, 2/15/28§	240,000	254,405
CAP SA
3.900%, 4/27/31§	400,000	391,000
Glencore Funding LLC
1.625%, 4/27/26§	305,000	303,466
3.375%, 9/23/51§	205,000	194,458
Nexa Resources SA
5.375%, 5/4/27(m)	400,000	417,700
POSCO
2.375%, 11/12/22(m)	200,000	203,466
2.375%, 1/17/23(m)	400,000	407,540
2.750%, 7/15/24(m)	400,000	418,075
SunCoke Energy, Inc.
4.875%, 6/30/29§	195,000	194,528
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	189,750
Vedanta Resources Ltd.
6.125%, 8/9/24(m)	1,000,000	893,312

		4,622,675

Total Materials		8,139,973

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Agree LP (REIT)
2.600%, 6/15/33	135,000	133,688
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	200,000	193,196
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	756,064
3.600%, 1/15/28	60,000	65,357
3.950%, 3/15/29	525,000	585,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Boston Properties LP (REIT)
3.400%, 6/21/29	$435,000	$468,353
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	329,646
3.650%, 9/1/27	594,000	650,858
3.800%, 2/15/28	85,000	93,452
3.300%, 7/1/30	105,000	111,437
2.250%, 1/15/31	200,000	195,442
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	832,115
Equinix, Inc. (REIT)
1.800%, 7/15/27	300,000	300,696
2.150%, 7/15/30	750,000	732,450
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	100,000	101,000
Lexington Realty Trust (REIT)
2.375%, 10/1/31	190,000	184,666
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27	170,000	195,391
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30	175,000	176,613
Office Properties Income Trust (REIT)
2.650%, 6/15/26	65,000	65,534
2.400%, 2/1/27	260,000	257,044
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	165,000	169,125
Sabra Health Care LP (REIT)
3.200%, 12/1/31	70,000	68,418
Simon Property Group LP (REIT)
2.450%, 9/13/29	290,000	295,049
Uniti Group LP (REIT)
6.500%, 2/15/29(x)§	145,000	148,806
Vornado Realty LP (REIT)
2.150%, 6/1/26	110,000	111,597
Welltower, Inc. (REIT)
2.800%, 6/1/31	325,000	334,586

		7,555,850

Real Estate Management & Development (0.0%)
Realogy Group LLC
7.625%, 6/15/25§	105,000	112,350
5.750%, 1/15/29§	145,000	150,075

		262,425

Total Real Estate		7,818,275

Utilities (3.5%)
Electric Utilities (2.6%)
AES Andres BV
5.700%, 5/4/28§	400,000	411,880
AES Argentina Generacion SA
7.750%, 2/2/24(m)	150,000	134,438
AES Panama Generation Holdings SRL
4.375%, 5/31/30§	350,000	360,850
4.375%, 5/31/30(m)	500,000	515,500
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	1,400,000	1,141,263
Duke Energy Corp.
3.150%, 8/15/27	300,000	322,698
3.950%, 8/15/47	400,000	438,759
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	372,192
Entergy Corp.
2.800%, 6/15/30	150,000	154,017
Eversource Energy
Series R
1.650%, 8/15/30	355,000	336,155
Exelon Corp.
4.050%, 4/15/30	750,000	847,428
Fenix Power Peru SA
4.317%, 9/20/27(m)	495,882	505,273
Georgia Power Co.
Series A
2.200%, 9/15/24	350,000	363,310
3.250%, 3/15/51	605,000	607,484
Guacolda Energia SA
4.560%, 4/30/25(m)	500,000	330,313
Inkia Energy Ltd.
5.875%, 11/9/27(m)	400,000	413,360
ITC Holdings Corp.
3.250%, 6/30/26	600,000	647,043
JSW Hydro Energy Ltd.
4.125%, 5/18/31§	200,000	198,000
Korea East-West Power Co. Ltd.
1.750%, 5/6/25(m)	800,000	813,900
Korea Electric Power Corp.
1.125%, 6/15/25(m)	200,000	198,975
1.125%, 6/15/25§	300,000	298,462
Korea Hydro & Nuclear Power Co. Ltd.
1.250%, 4/27/26§	200,000	198,086
Metropolitan Edison Co.
4.000%, 4/15/25§	500,000	521,917
Minejesa Capital BV
4.625%, 8/10/30(m)	400,000	411,344
5.625%, 8/10/37(m)	700,000	743,881
Monongahela Power Co.
5.400%, 12/15/43§	220,000	287,786
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	785,000	788,172
NRG Energy, Inc.
2.000%, 12/2/25§	180,000	182,617
3.625%, 2/15/31§	270,000	265,207
Pacific Gas and Electric Co.
1.367%, 3/10/23	365,000	364,270
2.500%, 2/1/31	325,000	307,858
Pampa Energia SA
7.500%, 1/24/27(m)	550,000	504,488
9.125%, 4/15/29(m)	150,000	138,778
9.125%, 4/15/29§	150,000	138,778
PG&E Corp.
5.000%, 7/1/28	70,000	71,138
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	220,000	225,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series A
3.700%, 4/30/30	$500,000	$548,494
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26(m)	200,000	212,200
Transelec SA
3.875%, 1/12/29(m)	500,000	542,750
Virginia Electric and Power Co.
Series A
3.500%, 3/15/27	300,000	329,578
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	799,143

		16,993,004

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	560,000	650,681
East Ohio Gas Co. (The)
3.000%, 6/15/50§	325,000	319,573
Ferrellgas LP
5.375%, 4/1/26§	120,000	117,002
Suburban Propane Partners LP
5.000%, 6/1/31§	225,000	232,875
Superior Plus LP
4.500%, 3/15/29§	260,000	268,450

		1,588,581

Independent Power and Renewable Electricity Producers (0.2%)
Calpine Corp.
5.125%, 3/15/28§	130,000	131,330
4.625%, 2/1/29§	105,000	103,163
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	574,063
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	278,200	273,940

		1,082,496

Multi-Utilities (0.5%)
Ameren Corp.
3.650%, 2/15/26	550,000	596,319
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	324,586
DTE Energy Co.
2.850%, 10/1/26	300,000	317,343
2.950%, 3/1/30	300,000	314,270
Empresas Publicas de Medellin ESP
4.250%, 7/18/29(m)	400,000	397,550
4.375%, 2/15/31(m)	400,000	395,640
NiSource, Inc.
3.490%, 5/15/27	500,000	547,432

		2,893,140

Total Utilities		22,557,221

Total Corporate Bonds		143,563,919

Foreign Government Securities (3.4%)
Dominican Republic Government Bond
4.875%, 9/23/32§	1,300,000	1,325,025
Federative Republic of Brazil
3.750%, 9/12/31	600,000	569,700
5.625%, 2/21/47	500,000	499,000
Kingdom of Saudi Arabia
2.250%, 2/2/33(m)	1,150,000	1,118,375
3.750%, 1/21/55(m)	200,000	208,500
3.450%, 2/2/61(m)	700,000	685,125
Malaysia Sovereign Sukuk Bhd.
3.043%, 4/22/25(m)	800,000	850,400
Malaysia Wakala Sukuk Bhd.
2.070%, 4/28/31§	600,000	594,113
Perusahaan Penerbit SBSN Indonesia III
2.550%, 6/9/31§	800,000	811,088
3.800%, 6/23/50(m)	500,000	508,688
Republic of Chile
2.550%, 1/27/32	200,000	198,162
3.500%, 1/25/50	400,000	399,700
3.100%, 1/22/61	1,000,000	901,438
Republic of Colombia
3.125%, 4/15/31	400,000	373,700
3.250%, 4/22/32	600,000	558,900
5.000%, 6/15/45	200,000	194,787
4.125%, 5/15/51	850,000	733,019
Republic of Indonesia
4.350%, 1/11/48	200,000	222,475
3.700%, 10/30/49	600,000	609,112
Republic of Panama
2.252%, 9/29/32	400,000	375,700
4.300%, 4/29/53	200,000	211,663
4.500%, 4/1/56	200,000	217,037
3.870%, 7/23/60	1,100,000	1,074,081
Republic of Peru
2.783%, 1/23/31	500,000	494,781
3.300%, 3/11/41	300,000	290,850
Republic of Philippines
2.457%, 5/5/30	300,000	305,658
1.648%, 6/10/31(x)	700,000	664,202
3.700%, 3/1/41	900,000	951,356
3.700%, 2/2/42	500,000	528,375
United Arab Emirates Government Bond
3.125%, 4/16/30§	200,000	217,000
1.700%, 3/2/31(m)	400,000	385,600
3.125%, 9/30/49(m)	500,000	499,781
3.875%, 4/16/50(m)	200,000	228,225
United Mexican States
3.750%, 1/11/28	825,000	897,084
2.659%, 5/24/31	300,000	288,994
4.280%, 8/14/41	950,000	966,803
4.600%, 2/10/48	500,000	514,469
4.500%, 1/31/50	200,000	204,975
3.771%, 5/24/61	1,100,000	975,769

Total Foreign Government Securities		21,653,710

Mortgage-Backed Securities (10.9%)
FHLMC
2.500%, 1/1/43	321,841	333,593
3.000%, 7/1/45	271,855	288,217
3.000%, 8/1/45	427,128	452,835
3.000%, 4/1/47	1,173,041	1,237,410
4.000%, 4/1/47	765,628	828,655
4.000%, 10/1/48	312,872	335,475
FHLMC UMBS
3.000%, 8/1/34	1,323,472	1,402,823
1.500%, 3/1/36	3,562,696	3,598,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 4/1/47	$1,198,790	$1,266,790
2.500%, 9/1/50	5,485,161	5,670,737
FNMA
2.140%, 10/1/29	1,800,000	1,854,497
2.260%, 1/1/30	3,000,000	3,115,490
3.000%, 4/1/45	163,029	170,646
3.000%, 10/1/46	374,752	391,559
2.225%, 12/1/50	6,800,000	6,482,329
FNMA UMBS
3.000%, 3/1/43	1,419,247	1,496,648
3.000%, 9/1/46	800,533	844,691
3.000%, 12/1/46	1,673,426	1,764,689
3.500%, 12/1/46	1,726,978	1,856,258
2.000%, 11/1/50	5,831,417	5,869,024
2.500%, 11/1/50	4,959,515	5,167,603
2.000%, 12/1/50	5,780,204	5,823,079
2.000%, 1/1/51	4,677,805	4,693,499
2.000%, 2/1/51	9,005,616	9,092,116
2.500%, 10/1/51	6,000,000	6,276,589

Total Mortgage-Backed Securities		70,313,727

Municipal Bond (0.0%)
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	150,000	252,757

Total Municipal Bond		252,757

U.S. Treasury Obligations (19.1%)
U.S. Treasury Bonds
4.750%, 2/15/37	1,750,000	2,465,240
2.250%, 5/15/41	4,380,000	4,544,516
2.750%, 11/15/42	530,000	594,284
2.750%, 11/15/47	2,410,000	2,729,990
1.250%, 5/15/50	4,300,000	3,506,953
2.000%, 8/15/51	4,105,000	4,023,542
U.S. Treasury Notes
0.125%, 10/31/22	27,480,000	27,486,482
0.125%, 12/31/22	5,300,000	5,299,158
0.250%, 9/30/23	4,830,000	4,826,227
0.125%, 10/15/23	27,200,000	27,103,326
0.250%, 11/15/23	1,455,000	1,453,035
0.125%, 1/15/24	3,910,000	3,889,246
0.375%, 9/15/24	10,265,000	10,220,091
1.500%, 11/30/24	4,020,000	4,137,135
0.375%, 11/30/25	3,630,000	3,559,795
0.750%, 3/31/26	1,150,000	1,141,633
0.875%, 9/30/26	5,160,000	5,130,975
0.500%, 6/30/27	4,360,000	4,206,347
1.250%, 9/30/28	5,470,000	5,443,505
1.250%, 8/15/31	1,245,000	1,213,680

Total U.S. Treasury Obligations		122,975,160

Total Long-Term Debt Securities (92.0%) (Cost $591,105,853)		593,839,554

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (4.0%)
DoubleLine Floating Rate Fund, Class I‡	533,930	5,104,373
DoubleLine Global Bond Fund, Class I	2,039,685	20,621,214

Total Investment Companies (4.0%) (Cost $26,432,207)		25,725,587

SHORT-TERM INVESTMENTS:
Investment Companies (4.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	26,682,644	26,695,985

Total Investment Companies		27,695,985

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.3%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $2,134,552, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $2,177,241.(xx)	$2,134,550	2,134,550

Total Short-Term Investments (4.6%) (Cost $29,826,614)		29,830,535

Total Investments in Securities (100.6%) (Cost $647,364,674)		649,395,676
Other Assets Less Liabilities (-0.6%)		(3,554,808)

Net Assets (100%)		$645,840,868

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $188,530,928 or 29.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $23,732,968 or 3.7% of net assets.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $2,931,448. This was collateralized by cash of $3,134,550 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

SOFR — Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.1%
Australia	0.7
Belgium	0.1
Brazil	0.5
Canada	0.7
Cayman Islands	7.7
Chile	0.9
China	0.1
Colombia	0.8
Dominican Republic	0.3
France	0.2
Germany	0.1
Guatemala	0.0	#
India	0.4
Indonesia	0.5
Ireland	0.1
Israel	0.1
Jamaica	0.0	#
Japan	0.1
Kuwait	0.1
Malaysia	0.4
Mexico	0.6
Panama	0.7
Peru	0.6
Philippines	0.4
Saudi Arabia	0.3
Singapore	0.5
South Africa	0.1
South Korea	0.8
Switzerland	0.1
Taiwan	0.2
Thailand	0.0	#
United Arab Emirates	0.5
United Kingdom	0.5
United States	81.4
Cash and Other	(0.6)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	5,045,640	—	—	—	58,733	5,104,373	120,782	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$109,537,114	$—	$109,537,114
Collateralized Mortgage Obligations	—	64,265,338	—	64,265,338
Commercial Mortgage-Backed Securities	—	61,246,252	—	61,246,252
Convertible Bond
Communication Services	—	31,577	—	31,577
Corporate Bonds
Communication Services	—	12,080,864	—	12,080,864
Consumer Discretionary	—	9,119,033	—	9,119,033
Consumer Staples	—	6,681,304	—	6,681,304
Energy	—	20,350,406	—	20,350,406
Financials	—	29,474,093	—	29,474,093
Health Care	—	6,998,253	—	6,998,253
Industrials	—	13,954,081	—	13,954,081
Information Technology	—	6,390,416	—	6,390,416
Materials	—	8,139,973	—	8,139,973
Real Estate	—	7,818,275	—	7,818,275
Utilities	—	22,557,221	—	22,557,221
Foreign Government Securities	—	21,653,710	—	21,653,710
Investment Companies	25,725,587	—	—	25,725,587
Mortgage-Backed Securities	—	70,313,727	—	70,313,727
Municipal Bond	—	252,757	—	252,757
Short-Term Investments
Investment Companies	27,695,985	—	—	27,695,985
Repurchase Agreement	—	2,134,550	—	2,134,550
U.S. Treasury Obligations	—	122,975,160	—	122,975,160

Total Assets	$53,421,572	$595,974,104	$—	$649,395,676

Total Liabilities	$—	$—	$—	$—

Total	$53,421,572	$595,974,104	$—	$649,395,676

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,444,660
Aggregate gross unrealized depreciation	(8,545,238)

Net unrealized appreciation	$1,899,422

Federal income tax cost of investments in securities and derivative instruments, if applicable	$647,496,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Media (3.6%)
Comcast Corp., Class A	362,785	$20,290,565

Total Communication Services		20,290,565

Consumer Discretionary (5.5%)
Household Durables (1.2%)
Lennar Corp., Class A	73,396	6,875,737

Specialty Retail (4.3%)
Advance Auto Parts, Inc.	29,869	6,239,336
Lowe’s Cos., Inc.	86,535	17,554,490

		23,793,826

Total Consumer Discretionary		30,669,563

Consumer Staples (11.4%)
Beverages (4.2%)
Coca-Cola Europacific Partners plc	272,720	15,078,689
Molson Coors Beverage Co., Class B	178,317	8,270,342

		23,349,031

Household Products (3.2%)
Procter & Gamble Co. (The)	129,276	18,072,785

Tobacco (4.0%)
Altria Group, Inc.	176,064	8,014,433
Philip Morris International, Inc.	153,698	14,569,034

		22,583,467

Total Consumer Staples		64,005,283

Energy (6.4%)
Oil, Gas & Consumable Fuels (6.4%)
Hess Corp.	154,499	12,067,917
Phillips 66	207,089	14,502,442
Valero Energy Corp.	132,889	9,377,977

Total Energy		35,948,336

Financials (21.3%)
Banks (11.4%)
JPMorgan Chase & Co.	126,366	20,684,851
US Bancorp	292,473	17,384,595
Wells Fargo & Co.	564,783	26,211,579

		64,281,025

Capital Markets (2.6%)
Northern Trust Corp.	134,111	14,458,507

Consumer Finance (2.1%)
American Express Co.	69,191	11,591,568

Insurance (5.2%)
Aon plc, Class A	45,207	12,918,805
Chubb Ltd.	95,007	16,481,814

		29,400,619

Total Financials		119,731,719

Health Care (21.5%)
Health Care Equipment & Supplies (4.5%)
Becton Dickinson and Co.	35,091	8,626,070
Medtronic plc	131,787	16,519,500

		25,145,570

Health Care Providers & Services (9.3%)
Cigna Corp.	90,791	18,172,726
CVS Health Corp.	215,106	18,253,895
UnitedHealth Group, Inc.	40,086	15,663,204

		52,089,825

Pharmaceuticals (7.7%)
Johnson & Johnson	94,204	15,213,946
Merck & Co., Inc.	299,364	22,485,230
Perrigo Co. plc	123,767	5,857,892

		43,557,068

Total Health Care		120,792,463

Industrials (12.2%)
Aerospace & Defense (6.5%)
General Dynamics Corp.	95,062	18,635,004
Raytheon Technologies Corp.	206,286	17,732,344

		36,367,348

Machinery (5.7%)
Deere & Co.	45,441	15,225,916
Stanley Black & Decker, Inc.	63,132	11,067,671
Westinghouse Air Brake Technologies Corp.	71,080	6,127,807

		32,421,394

Total Industrials		68,788,742

Information Technology (4.3%)
IT Services (1.5%)
Cognizant Technology Solutions Corp., Class A	111,188	8,251,261

Software (2.8%)
Oracle Corp.	181,930	15,851,561

Total Information Technology		24,102,822

Materials (6.2%)
Chemicals (6.2%)
Air Products and Chemicals, Inc.	44,059	11,283,950
Corteva, Inc.	189,034	7,954,551
International Flavors & Fragrances, Inc.	118,098	15,792,065

Total Materials		35,030,566

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Corporate Office Properties Trust (REIT)	219,412	5,919,736

Total Real Estate		5,919,736

Utilities (6.4%)
Electric Utilities (4.2%)
Entergy Corp.	110,735	10,997,093
Exelon Corp.	258,719	12,506,476

		23,503,569

Multi-Utilities (2.2%)
CenterPoint Energy, Inc.	518,306	12,750,328

Total Utilities		36,253,897

Total Investments in Securities (99.9%) (Cost $447,635,902)		561,533,692
Other Assets Less Liabilities (0.1%)		788,362

Net Assets (100%)		$562,322,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$20,290,565	$—	$—	$20,290,565
Consumer Discretionary	30,669,563	—	—	30,669,563
Consumer Staples	64,005,283	—	—	64,005,283
Energy	35,948,336	—	—	35,948,336
Financials	119,731,719	—	—	119,731,719
Health Care	120,792,463	—	—	120,792,463
Industrials	68,788,742	—	—	68,788,742
Information Technology	24,102,822	—	—	24,102,822
Materials	35,030,566	—	—	35,030,566
Real Estate	5,919,736	—	—	5,919,736
Utilities	36,253,897	—	—	36,253,897

Total Assets	$561,533,692	$—	$—	$561,533,692

Total Liabilities	$—	$—	$—	$—

Total	$561,533,692	$—	$—	$561,533,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,106,760
Aggregate gross unrealized depreciation	(8,440,455)

Net unrealized appreciation	$113,666,305

Federal income tax cost of investments in securities and derivative instruments, if applicable	$447,867,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.8%)
Diversified Telecommunication Services (1.3%)
Iliad SA(r)	200	$42,164
Koninklijke KPN NV	90,000	282,247
Liberty Global plc, Class A*	30,000	894,000
Liberty Global plc, Class C*	11,000	324,060
Lumen Technologies, Inc.	79,096	979,999

		2,522,470

Entertainment (1.3%)
Liberty Media Corp.-Liberty Braves, Class A*	41,058	1,104,871
Madison Square Garden Entertainment Corp.*	1,500	109,005
Madison Square Garden Sports Corp., Class A*	8,000	1,487,600

		2,701,476

Media (6.3%)
Beasley Broadcast Group, Inc., Class A*	22,000	58,520
Clear Channel Outdoor Holdings, Inc.*	445,000	1,205,950
DallasNews Corp.	20,000	139,000
DISH Network Corp., Class A*	35,000	1,521,100
EW Scripps Co. (The), Class A	70,000	1,264,200
Fox Corp., Class B	68,000	2,524,160
Loral Space & Communications, Inc.(x)	90,000	3,870,900
Meredith Corp.*	6,000	334,200
Shaw Communications, Inc., Class B	30,000	872,099
Stagwell, Inc.*	2,000	15,340
Telenet Group Holding NV	28,000	1,070,603

		12,876,072

Wireless Telecommunication Services (1.9%)
Millicom International Cellular SA(x)*	40,000	1,446,000
Orange Belgium SA	4,000	89,761
Telephone and Data Systems, Inc.	24,000	468,000
United States Cellular Corp.*	60,000	1,913,400

		3,917,161

Total Communication Services		22,017,179

Consumer Discretionary (7.5%)
Auto Components (0.0%)
Veoneer, Inc.(x)*	2,000	68,120

Hotels, Restaurants & Leisure (0.3%)
Dover Motorsports, Inc.	95,000	229,900
Entain plc*	5,000	143,129
Gamesys Group plc	10,000	247,760

		620,789

Household Durables (3.2%)
Dorel Industries, Inc., Class B*	15,000	129,323
Hinokiya Group Co. Ltd.	2,000	41,751
Hunter Douglas NV*	6,762	768,106
Lennar Corp., Class B	37,000	2,870,830
Nobility Homes, Inc.	13,928	466,588
Sony Group Corp. (ADR)	21,000	2,322,180

		6,598,778

Internet & Direct Marketing Retail (3.6%)
Altaba, Inc.(x)*	102,200	672,476
Stamps.com, Inc.*	18,000	5,936,220
zooplus AG(x)*	1,200	677,019

		7,285,715

Specialty Retail (0.4%)
Sportsman’s Warehouse Holdings, Inc.*	40,000	704,000

Total Consumer Discretionary		15,277,402

Consumer Staples (0.9%)
Beverages (0.0%)
Stock Spirits Group plc	10,000	50,506

Food & Staples Retailing (0.1%)
GrainCorp Ltd., Class A	6,000	27,448
Performance Food Group Co.*	5,000	232,300

		259,748

Food Products (0.8%)
Sanderson Farms, Inc.	8,000	1,505,600
United Malt Group Ltd.	10,000	29,396

		1,534,996

Total Consumer Staples		1,845,250

Energy (0.2%)
Energy Equipment & Services (0.0%)
Ocean Yield ASA	5,000	23,454

Oil, Gas & Consumable Fuels (0.2%)
Alvopetro Energy Ltd.	88,333	311,739
Gulf Coast Ultra Deep Royalty Trust	550,000	13,090

		324,829

Total Energy		348,283

Financials (4.0%)
Banks (1.7%)
Atlantic Capital Bancshares, Inc.*	5,000	132,450
Cadence Bancorp	14,000	307,440
Century Bancorp, Inc., Class A	7,000	806,680
Flushing Financial Corp.	56,000	1,265,600
Horizon Bancorp, Inc.	10,000	181,700
Sterling Bancorp	30,000	748,800

		3,442,670

Capital Markets (0.1%)
BKF Capital Group, Inc.*	2,434	29,208
Charles Stanley Group plc	20,000	137,684

		166,892

Consumer Finance (0.2%)
Santander Consumer USA Holdings, Inc.	10,500	437,850

Diversified Financial Services (0.0%)
Cerved Group SpA*	3,000	35,510

Insurance (2.0%)
American National Group, Inc.	1,000	189,030
State Auto Financial Corp.	76,000	3,872,200
Topdanmark A/S	1,000	51,628

		4,112,858

Total Financials		8,195,780

Health Care (8.3%)
Biotechnology (2.6%)
Acceleron Pharma, Inc.*	3,500	602,350
Grifols SA (ADR)	24,000	350,640
Idorsia Ltd.(x)*	12,000	290,163
Kadmon Holdings, Inc.*	200,000	1,742,000
Trillium Therapeutics, Inc.*	133,000	2,335,480

		5,320,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (2.5%)
Hill-Rom Holdings, Inc.	18,000	$2,700,000
ICU Medical, Inc.*	500	116,690
Innocoll Holdings Ltd.(r)(x)*	125,000	—
Intersect ENT, Inc.*	18,000	489,600
Itamar Medical Ltd. (ADR)*	41,000	1,239,020
Misonix, Inc.*	13,500	341,550
Soliton, Inc.(x)*	8,500	173,060

		5,059,920

Health Care Providers & Services (1.4%)
Magellan Health, Inc.*	30,000	2,836,500

Health Care Technology (0.2%)
Change Healthcare, Inc.*	12,000	251,280
Inovalon Holdings, Inc., Class A*	500	20,145
Teladoc Health, Inc.*	800	101,448

		372,873

Life Sciences Tools & Services (0.5%)
Illumina, Inc.*	200	81,122
PPD, Inc.*	20,000	935,800

		1,016,922

Pharmaceuticals (1.1%)
AstraZeneca plc (ADR)	14,000	840,840
Vectura Group plc	20,000	44,145
Viatris, Inc.	100,000	1,355,000

		2,239,985

Total Health Care		16,846,833

Industrials (18.6%)
Aerospace & Defense (3.9%)
Aerojet Rocketdyne Holdings, Inc.	142,000	6,184,100
Hexcel Corp.*	14,000	831,460
Kaman Corp.	26,000	927,420
Meggitt plc*	7,500	74,469
Ultra Electronics Holdings plc	500	21,678

		8,039,127

Air Freight & Logistics (0.1%)
Echo Global Logistics, Inc.*	5,000	238,550

Building Products (0.3%)
Carrier Global Corp.	7,000	362,320
Griffon Corp.	8,000	196,800

		559,120

Commercial Services & Supplies (0.9%)
Covanta Holding Corp.	89,100	1,792,692

Industrial Conglomerates (1.2%)
Raven Industries, Inc.*	41,300	2,379,293

Machinery (3.5%)
CFT SpA(r)*	25,000	126,550
CIRCOR International, Inc.*	20,000	660,200
Crane Co.	2,000	189,620
EnPro Industries, Inc.	21,000	1,829,520
ExOne Co. (The)(x)*	1,000	23,380
Haldex AB*	18,000	95,050
Lydall, Inc.*	4,498	279,281
Mueller Industries, Inc.	28,000	1,150,800
Mueller Water Products, Inc., Class A	12,000	182,640
Neles OYJ	25,000	341,819
Park-Ohio Holdings Corp.	5,000	127,600
Welbilt, Inc.*	90,000	2,091,600
Zardoya Otis SA	6,800	55,283

		7,153,343

Professional Services (0.5%)
Akka Technologies*	3,000	165,239
GP Strategies Corp.*	24,000	496,800
IHS Markit Ltd.	3,000	349,860

		1,011,899

Road & Rail (0.1%)
Kansas City Southern	500	135,320

Trading Companies & Distributors (5.9%)
CAI International, Inc.	99,000	5,535,090
Cervus Equipment Corp.	2,000	30,665
Herc Holdings, Inc.*	40,000	6,538,400

		12,104,155

Transportation Infrastructure (2.2%)
Macquarie Infrastructure Holdings LLC	108,000	4,380,480

Total Industrials		37,793,979

Information Technology (9.5%)
Communications Equipment (0.6%)
Communications Systems, Inc.(x)*	50,000	432,500
Digi International, Inc.*	33,000	693,660

		1,126,160

Electronic Equipment, Instruments & Components (0.4%)
Coherent, Inc.*	1,500	375,135
CTS Corp.	8,000	247,280
IEC Electronics Corp.*	5,000	76,650
Neways Electronics International NV*	13,000	220,430

		919,495

IT Services (0.3%)
Devoteam SA*	1,000	153,217
eWork Group AB	2,000	25,291
MoneyGram International, Inc.*	61,000	489,220

		667,728

Semiconductors & Semiconductor Equipment (0.7%)
DSP Group, Inc.*	20,000	438,200
Siltronic AG (Frankfurt Stock Exchange)(x)	2,400	377,343
Siltronic AG (OTC US Exchange)	600	95,213
Xilinx, Inc.	3,300	498,267

		1,409,023

Software (6.2%)
Avast plc(m)	40,000	305,868
Blue Prism Group plc*	1,000	15,490
Cloudera, Inc.*	362,000	5,781,140
Cornerstone OnDemand, Inc.*	200	11,452
Medallia, Inc.*	148,062	5,014,860
NortonLifeLock, Inc.	10,000	253,000
Nuance Communications, Inc.*	3,000	165,120
QAD, Inc., Class A	7,500	655,425
QAD, Inc., Class B	4,000	348,600

		12,550,955

Technology Hardware, Storage & Peripherals (1.3%)
Dell Technologies, Inc., Class C*	20,000	2,080,800
Diebold Nixdorf, Inc.*	54,000	545,940

		2,626,740

Total Information Technology		19,300,101

Materials (5.4%)
Chemicals (1.9%)
Atotech Ltd.*	30,000	724,500
Ferro Corp.*	90,000	1,830,600
Kraton Corp.*	30,000	1,369,200
Tronox Holdings plc, Class A	200	4,930

		3,929,230

Construction Materials (1.6%)
Forterra, Inc.*	2,500	58,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	19,000	$3,214,040

		3,272,940

Containers & Packaging (0.7%)
Ardagh Group SA	5,000	127,450
Greif, Inc., Class A	4,000	258,400
Myers Industries, Inc.	51,000	998,070

		1,383,920

Metals & Mining (0.4%)
Endeavour Mining plc	4,700	105,793
Pan American Silver Corp.	25,000	582,070
Sierra Metals, Inc.(x)*	50,000	90,000

		777,863

Paper & Forest Products (0.8%)
Domtar Corp.*	30,000	1,636,200

Total Materials		11,000,153

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Columbia Property Trust, Inc. (REIT)	32,000	608,640
Condor Hospitality Trust, Inc. (REIT)*	13,500	94,095
Monmouth Real Estate Investment Corp. (REIT)	500	9,325
Ryman Hospitality Properties, Inc. (REIT)*	12,000	1,004,400

		1,716,460

Real Estate Management & Development (0.6%)
Corem Property Group AB, Class B	10,000	26,442
Deutsche Wohnen SE	20,000	1,226,041
S IMMO AG	1,000	23,117

		1,275,600

Total Real Estate		2,992,060

Utilities (7.6%)
Electric Utilities (4.8%)
Evergy, Inc.	28,000	1,741,600
PNM Resources, Inc.	150,000	7,422,000
Portland General Electric Co.	11,000	516,890

		9,680,490

Gas Utilities (1.3%)
National Fuel Gas Co.	50,000	2,626,000

Independent Power and Renewable Electricity Producers (0.1%)
Alerion Cleanpower SpA(x)	8,000	139,861
Solarpack Corp. Tecnologica SA*	4,000	121,433

		261,294

Multi-Utilities (0.5%)
Avista Corp.	27,000	1,056,240

Water Utilities (0.9%)
Severn Trent plc	55,000	1,923,276

Total Utilities		15,547,300

Total Common Stocks (74.3%) (Cost $138,696,572)		151,164,320

PREFERRED STOCK:
Industrials (0.2%)
Industrial Conglomerates (0.2%)
Steel Partners Holdings LP 6.000%	15,000	352,050

Total Preferred Stock (0.2%) (Cost $270,047)		352,050

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	130,000	—

Total Communication Services		—

Consumer Staples (0.0%)
Food Products (0.0%)
Contraf-Nicotex-Tobacco GmbH, CVR(r)*	15,000	5,625

Total Consumer Staples		5,625

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)(x)*	21,000	7,245
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	10,000	6,600
Ambit Biosciences Corp., CVR(r)*	20,000	25,350
Clementia Pharmaceuticals, Inc., CVR(r)*	40,000	40,500
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	—

		79,695

Pharmaceuticals (0.0%)
Ocera Therapeutics, Inc., CVR (r)*	16,000	2,720
Omthera Pharmaceuticals, Inc., CVR(r)*	100	—

		2,720

Total Health Care		82,415

Total Rights (0.0%) (Cost $37,470)		88,040

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (21.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	42,787,598	42,808,991

Total Investment Companies		43,308,991

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $668,718, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $682,092.(xx)	$668,718	668,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $102,000.(xx)	$100,000	$100,000

Total Repurchase Agreements		768,718

Total Short-Term Investments (21.7%) (Cost $44,058,783)		44,077,709

Total Investments in Securities (96.2%) (Cost $183,062,872)		195,682,119
Other Assets Less Liabilities (3.8%)		7,672,299

Net Assets (100%)		$203,354,418

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $305,868 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $2,228,641. This was collateralized by $1,072,886 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/5/21 - 2/15/51 and by cash of $1,268,718 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$20,532,404	$1,442,611	$42,164		$22,017,179
Consumer Discretionary	12,260,573	3,016,829	—		15,277,402
Consumer Staples	1,737,900	107,350	—		1,845,250
Energy	324,829	23,454	—		348,283
Financials	7,941,750	254,030	—		8,195,780
Health Care	16,512,525	334,308	—	(b)	16,846,833
Industrials	36,913,891	753,538	126,550		37,793,979
Information Technology	18,107,249	1,192,852	—		19,300,101
Materials	11,000,153	—	—		11,000,153
Real Estate	1,716,460	1,275,600	—		2,992,060
Utilities	13,362,730	2,184,570	—		15,547,300
Preferred Stock
Industrials	352,050	—	—		352,050
Rights
Communication Services	—	—	—	(b)	—	(b)
Consumer Staples	—	—	5,625		5,625
Health Care	—	—	82,415		82,415
Short-Term Investments
Investment Companies	43,308,991	—	—		43,308,991
Repurchase Agreements	—	768,718	—		768,718

Total Assets	$184,071,505	$11,353,860	$256,754		$195,682,119

Total Liabilities	$—	$—	$—		$—

Total	$184,071,505	$11,353,860	$256,754		$195,682,119

(a)	A security with a market value of $126,550 transferred from Level 2 to Level 3 at the end of the period due to unobservable market inputs.

(b)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,706,534
Aggregate gross unrealized depreciation	(9,218,808)

Net unrealized appreciation	$12,487,726

Federal income tax cost of investments in securities and derivative instruments, if applicable	$183,194,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (0.8%)
Consolidated Communications Holdings, Inc.*	37,000	$340,030
Iridium Communications, Inc.*	300,000	11,955,000
Liberty Global plc, Class A*	97,471	2,904,636
Liberty Global plc, Class C*	230,000	6,775,800
Liberty Latin America Ltd., Class A*	50,000	654,000
Liberty Latin America Ltd., Class C*	8,920	117,030
Verizon Communications, Inc.	90,000	4,860,900

		27,607,396

Entertainment (3.3%)
IMAX Corp.*	62,000	1,176,760
Liberty Media Corp.-Liberty Braves, Class A*	340,000	9,149,400
Liberty Media Corp.-Liberty Braves, Class C*	150,000	3,963,000
Live Nation Entertainment, Inc.*	302,000	27,521,260
Madison Square Garden Entertainment Corp.*	309,707	22,506,408
Madison Square Garden Sports Corp., Class A*	177,000	32,913,150
Marcus Corp. (The)(x)*	521,000	9,091,450
Reading International, Inc., Class A*	144,000	728,640
Reading International, Inc., Class B*	12,015	272,620
Take-Two Interactive Software, Inc.*	58,500	9,013,095
World Wrestling Entertainment, Inc., Class A	29,000	1,631,540

		117,967,323

Interactive Media & Services (0.0%)
Cars.com, Inc.*	22,000	278,300

Media (4.0%)
AMC Networks, Inc., Class A*	47,500	2,213,025
Beasley Broadcast Group, Inc., Class A*‡	537,000	1,428,420
Clear Channel Outdoor Holdings, Inc.*	1,100,000	2,981,000
Corus Entertainment, Inc., Class B	345,000	1,547,134
Discovery, Inc., Class A(x)*	11,500	291,870
Discovery, Inc., Class C*	35,000	849,450
DISH Network Corp., Class A*	18,974	824,610
EW Scripps Co. (The), Class A	2,082,000	37,600,920
Gray Television, Inc.	319,300	7,286,426
Gray Television, Inc., Class A	40,000	886,800
Grupo Televisa SAB (ADR)	140,000	1,537,200
Interpublic Group of Cos., Inc. (The)	770,000	28,235,900
Loral Space & Communications, Inc.	225,000	9,677,250
Meredith Corp.*	190,000	10,583,000
Nexstar Media Group, Inc., Class A	35,000	5,318,600
Salem Media Group, Inc.(x)*	200,000	742,000
Sinclair Broadcast Group, Inc., Class A	460,023	14,573,529
Sirius XM Holdings, Inc.(x)	1,000,000	6,100,000
Townsquare Media, Inc., Class A*	180,000	2,352,600
WideOpenWest, Inc.*	305,000	5,993,250

		141,022,984

Wireless Telecommunication Services (0.6%)
Gogo, Inc.(x)*	258,000	4,463,400
Rogers Communications, Inc., Class B(x)	200,000	9,328,000
Shenandoah Telecommunications Co.	105,000	3,315,900
Telephone and Data Systems, Inc.	88,000	1,716,000
United States Cellular Corp.*	95,000	3,029,550
VEON Ltd. (ADR)*	700,000	1,456,000

		23,308,850

Total Communication Services		310,184,853

Consumer Discretionary (14.6%)
Auto Components (2.8%)
BorgWarner, Inc.	246,000	10,629,660
Brembo SpA	1,000,088	12,598,987
Dana, Inc.	1,185,035	26,355,178
Garrett Motion, Inc.(x)*	305,000	2,247,850
Garrett Motion, Inc. Series A(r)*	135,916	1,065,242
Gentex Corp.	190,000	6,266,200
Modine Manufacturing Co.*	1,115,000	12,632,950
Standard Motor Products, Inc.	210,800	9,214,068
Stoneridge, Inc.*	235,000	4,791,650
Strattec Security Corp.*‡	220,000	8,558,000
Superior Industries International, Inc.*	90,000	634,500
Tenneco, Inc., Class A*	405,000	5,779,350

		100,773,635

Automobiles (0.2%)
Thor Industries, Inc.	4,000	491,040
Winnebago Industries, Inc.	100,000	7,245,000

		7,736,040

Distributors (0.1%)
Uni-Select, Inc.*	231,000	3,235,386

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc.*	198,000	1,338,480

Hotels, Restaurants & Leisure (4.1%)
Biglari Holdings, Inc., Class A*‡	13,000	10,660,002
Boyd Gaming Corp.*	880,000	55,668,800
Canterbury Park Holding Corp.*‡	327,000	5,424,930
Cheesecake Factory, Inc. (The)*	130,000	6,110,000
Churchill Downs, Inc.	107,500	25,808,600
Cracker Barrel Old Country Store, Inc.	6,000	839,040
Denny’s Corp.*	385,080	6,292,207
Dover Motorsports, Inc.	700,012	1,694,029
Full House Resorts, Inc.*	435,000	4,615,350
GAN Ltd.(x)*	48,000	713,760
Golden Entertainment, Inc.*	150,000	7,363,500
International Game Technology plc*	60,000	1,579,200
Las Vegas Sands Corp.*	88,500	3,239,100
Nathan’s Famous, Inc.	184,000	11,255,280
Rock Field Co. Ltd.(x)	225,000	3,468,808

		144,732,606

Household Durables (2.3%)
Bassett Furniture Industries, Inc.	365,000	6,610,150
Cavco Industries, Inc.*	160,000	37,878,400
Ethan Allen Interiors, Inc.	30,000	711,000
Hunter Douglas NV*	20,300	2,305,908
La-Z-Boy, Inc.	280,000	9,024,400
Lennar Corp., Class B	105,000	8,146,950
Lifetime Brands, Inc.	11,000	200,090
Nobility Homes, Inc.	158,046	5,294,541
Skyline Champion Corp.*	197,000	11,831,820

		82,003,259

Internet & Direct Marketing Retail (0.6%)
1-800-Flowers.com, Inc., Class A*	530,000	16,170,300
Lands’ End, Inc.*	72,000	1,694,880
Stamps.com, Inc.*	9,000	2,968,110

		20,833,290

Leisure Products (0.3%)
Brunswick Corp.	57,000	5,430,390
Johnson Outdoors, Inc., Class A	9,600	1,015,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Marine Products Corp.	260,000	$3,252,600
Universal Entertainment Corp.(x)*	55,000	1,243,308

		10,941,978

Specialty Retail (3.8%)
Aaron’s Co., Inc. (The)	57,000	1,569,780
AutoNation, Inc.*	410,000	49,921,600
Big 5 Sporting Goods Corp.(x)	62,000	1,428,480
Bowlin Travel Centers, Inc.*	76,500	306,765
Monro, Inc.	100,000	5,751,000
O’Reilly Automotive, Inc.*	10,000	6,110,600
Penske Automotive Group, Inc.	455,000	45,773,000
Pets at Home Group plc	260,000	1,674,346
Sally Beauty Holdings, Inc.*	564,000	9,503,400
Tractor Supply Co.	70,500	14,284,005

		136,322,976

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	150,000	2,574,000
Movado Group, Inc.	216,000	6,801,840
Wolverine World Wide, Inc.	53,500	1,596,440

		10,972,280

Total Consumer Discretionary		518,889,930

Consumer Staples (4.8%)
Beverages (0.8%)
Boston Beer Co., Inc. (The), Class A*	5,800	2,956,550
Brown-Forman Corp., Class A	87,000	5,452,290
Crimson Wine Group Ltd.*	368,000	3,161,120
Davide Campari-Milano NV	440,000	6,193,905
Primo Water Corp.	710,000	11,161,200

		28,925,065

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	19,000	3,580,550
Ingles Markets, Inc., Class A‡	657,000	43,381,710
Village Super Market, Inc., Class A	140,000	3,035,200
Weis Markets, Inc.	60,500	3,179,275

		53,176,735

Food Products (1.2%)
Calavo Growers, Inc.	62,500	2,390,000
Farmer Bros Co.*	465,000	3,910,650
Flowers Foods, Inc.	60,000	1,417,800
Hain Celestial Group, Inc. (The)*	135,000	5,775,300
Ingredion, Inc.	19,500	1,735,695
J & J Snack Foods Corp.	45,000	6,876,900
John B Sanfilippo & Son, Inc.	17,000	1,389,240
Landec Corp.*	52,082	480,196
Lifeway Foods, Inc.(x)*	30,000	167,700
Limoneira Co.	60,000	970,200
Maple Leaf Foods, Inc.	130,000	2,641,876
Post Holdings, Inc.*	100,000	11,016,000
Tootsie Roll Industries, Inc.(x)	90,000	2,738,700

		41,510,257

Household Products (1.1%)
Church & Dwight Co., Inc.	100,000	8,257,000
Energizer Holdings, Inc.	150,000	5,857,500
Oil-Dri Corp. of America‡	421,000	14,735,000
WD-40 Co.	40,000	9,259,200

		38,108,700

Personal Products (0.2%)
BellRing Brands, Inc., Class A*	27,000	830,250
Edgewell Personal Care Co.	132,000	4,791,600
United-Guardian, Inc.	140,000	1,985,200

		7,607,050

Total Consumer Staples		169,327,807

Energy (0.8%)
Energy Equipment & Services (0.4%)
Dril-Quip, Inc.*	260,000	6,546,800
KLX Energy Services Holdings, Inc.(x)*	16,000	76,160
Oceaneering International, Inc.*	135,000	1,798,200
RPC, Inc.*	1,424,000	6,920,640

		15,341,800

Oil, Gas & Consumable Fuels (0.4%)
CNX Resources Corp.*	190,000	2,397,800
Navigator Holdings Ltd.*	280,000	2,492,000
ONEOK, Inc.	138,000	8,002,620

		12,892,420

Total Energy		28,234,220

Financials (4.4%)
Banks (2.2%)
Ameris Bancorp	37,000	1,919,560
Atlantic Capital Bancshares, Inc.*	54,000	1,430,460
Atlantic Union Bankshares Corp.	12,000	442,200
Cadence Bancorp	54,000	1,185,840
Century Bancorp, Inc., Class A	6,500	749,060
Colony Bankcorp, Inc.	12,000	224,760
Eagle Bancorp, Inc.	60,000	3,450,000
FB Financial Corp.	12,000	514,560
First Bancorp (Nasdaq Stock Exchange)	10,000	430,100
First Bancorp (Quotrix Stock Exchange)	84,000	1,104,600
First Busey Corp.	28,500	701,955
First Horizon Corp.	68,000	1,107,720
Flushing Financial Corp.	628,000	14,192,800
FNB Corp.	46,000	534,520
Hope Bancorp, Inc.	570,000	8,230,800
Huntington Bancshares, Inc.	250,000	3,865,000
OceanFirst Financial Corp.	61,500	1,316,715
Peapack-Gladstone Financial Corp.	12,000	400,320
Primis Financial Corp.	11,000	159,060
Renasant Corp.	22,000	793,100
Sandy Spring Bancorp, Inc.	67,500	3,092,850
Seacoast Banking Corp. of Florida	37,000	1,250,970
ServisFirst Bancshares, Inc.	26,000	2,022,800
Southern First Bancshares, Inc.*	19,000	1,016,500
SouthState Corp.	12,000	896,040
Sterling Bancorp	746,000	18,620,160
SVB Financial Group*	5,500	3,557,840
Synovus Financial Corp.	75,000	3,291,750
Thomasville Bancshares, Inc.	15,960	1,038,198
Towne Bank	11,000	342,210
Trustmark Corp.	12,000	386,640
United Community Banks, Inc.	23,000	754,860

		79,023,948

Capital Markets (1.8%)
BKF Capital Group, Inc.*	13,000	156,000
Charles Schwab Corp. (The)	78,000	5,681,520
Cohen & Steers, Inc.	290,000	24,293,300
Federated Hermes, Inc., Class B	80,000	2,600,000
GAM Holding AG*	430,000	783,573
Janus Henderson Group plc	254,500	10,518,485
KKR & Co., Inc., Class A	154,000	9,375,520
PJT Partners, Inc., Class A	90,000	7,119,900
Post Holdings Partnering Corp., Class A*	25,400	244,856
Pzena Investment Management, Inc., Class A	80,000	787,200
Wright Investors’ Service Holdings, Inc.*	130,000	37,622

		61,597,976

Consumer Finance (0.2%)
Medallion Financial Corp.*	175,000	1,372,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PROG Holdings, Inc.	150,000	$6,301,500

		7,673,500

Diversified Financial Services (0.0%)
Compass Diversified Holdings	10,000	281,700

Insurance (0.2%)
Alleghany Corp.*	3,000	1,873,230
Argo Group International Holdings Ltd.	70,000	3,655,400

		5,528,630

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	34,000	390,660
Crazy Woman Creek Bancorp, Inc.	14,000	294,000

		684,660

Total Financials		154,790,414

Health Care (5.4%)
Biotechnology (0.1%)
Invitae Corp.(x)*	65,000	1,847,950
OPKO Health, Inc.(x)*	200,000	730,000

		2,577,950

Health Care Equipment & Supplies (4.4%)
Align Technology, Inc.*	300	199,629
Biolase, Inc.*	1	1
Cardiovascular Systems, Inc.*	30,000	984,900
CONMED Corp.	58,000	7,588,140
Cooper Cos., Inc. (The)	14,400	5,951,664
Cutera, Inc.*	715,000	33,319,000
Dexcom, Inc.*	13,000	7,109,180
Heska Corp.*	22,000	5,687,880
ICU Medical, Inc.*	22,000	5,134,360
IntriCon Corp.*	220,000	3,995,200
Masimo Corp.*	88,500	23,957,835
Meridian Bioscience, Inc.*	230,000	4,425,200
Neogen Corp.*	40,000	1,737,200
Neuronetics, Inc.*	42,000	275,520
NuVasive, Inc.*	150,000	8,977,500
Orthofix Medical, Inc.*	64,000	2,439,680
Quidel Corp.*	182,000	25,689,300
STERIS plc	88,500	18,078,780
Surmodics, Inc.*	55,000	3,058,000

		158,608,969

Health Care Providers & Services (0.4%)
Chemed Corp.	2,500	1,162,800
Covetrus, Inc.*	30,000	544,200
Henry Schein, Inc.*	20,000	1,523,200
Patterson Cos., Inc.	335,000	10,096,900

		13,327,100

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	85,000	2,635,000
Teladoc Health, Inc.*	10,000	1,268,100

		3,903,100

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	20,000	14,919,000

Pharmaceuticals (0.0%)
Cassava Sciences, Inc.*	1	62

Total Health Care		193,336,181

Industrials (41.5%)
Aerospace & Defense (5.3%)
AAR Corp.*	93,500	3,032,205
Aerojet Rocketdyne Holdings, Inc.	1,500,000	65,325,000
Astronics Corp.*	9,000	126,540
Astronics Corp., Class B*	22,936	325,691
Curtiss-Wright Corp.	174,000	21,955,320
Ducommun, Inc.*	100,000	5,035,000
HEICO Corp.	120,900	15,943,083
HEICO Corp., Class A	3,000	355,290
Innovative Solutions and Support, Inc.	106,409	760,824
Kaman Corp.	1,080,141	38,528,630
Moog, Inc., Class A	67,000	5,107,410
Moog, Inc., Class B	32,321	2,463,830
Park Aerospace Corp.	668,000	9,138,240
Textron, Inc.	286,000	19,965,660

		188,062,723

Building Products (1.9%)
A O Smith Corp.	78,000	4,763,460
Armstrong Flooring, Inc.*	697,000	2,181,610
Fortune Brands Home & Security, Inc.	10,000	894,200
Gibraltar Industries, Inc.*	33,000	2,298,450
Griffon Corp.	2,025,000	49,815,000
Johnson Controls International plc	112,000	7,624,960

		67,577,680

Commercial Services & Supplies (4.9%)
ACCO Brands Corp.	155,000	1,331,450
Casella Waste Systems, Inc., Class A*	150,000	11,391,000
Covanta Holding Corp.	212,000	4,265,440
IAA, Inc.*	425,000	23,192,250
KAR Auction Services, Inc.*	480,000	7,867,200
Kimball International, Inc., Class B	175,000	1,960,000
Loomis AB	220,000	5,953,135
Matthews International Corp., Class A	530,000	18,385,700
Republic Services, Inc.	352,000	42,261,120
Rollins, Inc.	1,550,000	54,761,500
Team, Inc.*	1,225,000	3,687,250

		175,056,045

Construction & Engineering (0.2%)
Arcosa, Inc.	100,000	5,017,000
Granite Construction, Inc.	15,000	593,250
Valmont Industries, Inc.	10,000	2,351,200

		7,961,450

Electrical Equipment (2.2%)
Allied Motion Technologies, Inc.	52,188	1,632,440
AMETEK, Inc.	332,000	41,171,320
AZZ, Inc.	175,000	9,310,000
Rockwell Automation, Inc.	88,000	25,875,520
Vicor Corp.*	6,800	912,288

		78,901,568

Industrial Conglomerates (0.6%)
Raven Industries, Inc.*	130,000	7,489,300
Roper Technologies, Inc.	26,500	11,822,445

		19,311,745

Machinery (18.0%)
Albany International Corp., Class A	36,000	2,767,320
Altra Industrial Motion Corp.	38,000	2,103,300
Astec Industries, Inc.	450,000	24,214,500
Chart Industries, Inc.*	133,700	25,551,407
CIRCOR International, Inc.*	650,000	21,456,500
CNH Industrial NV(x)	2,690,000	44,680,900
Commercial Vehicle Group, Inc.*	100,000	946,000
Crane Co.	555,000	52,619,550
Donaldson Co., Inc.	211,000	12,113,510
Eastern Co. (The)	260,000	6,541,600
Enerpac Tool Group Corp.	30,000	621,900
EnPro Industries, Inc.	429,228	37,394,343
Federal Signal Corp.	567,000	21,897,540
Flowserve Corp.	104,000	3,605,680
Franklin Electric Co., Inc.	250,000	19,962,500
Gencor Industries, Inc.*	45,000	499,500
Gorman-Rupp Co. (The)	430,000	15,398,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Graco, Inc.	440,000	$30,786,800
Graham Corp.	48,000	595,200
Hyster-Yale Materials Handling, Inc.	120,526	6,057,637
IDEX Corp.	89,500	18,522,025
Interpump Group SpA	215,000	13,926,214
Kennametal, Inc.	206,000	7,051,380
L B Foster Co., Class A*	328,700	5,091,563
Lincoln Electric Holdings, Inc.	95,500	12,299,445
Lindsay Corp.	60,000	9,107,400
LS Starrett Co. (The), Class A*‡	442,000	5,520,580
Lydall, Inc.*	30,000	1,862,700
Manitowoc Co., Inc. (The)*	34,000	728,280
Middleby Corp. (The)*	4,800	818,448
Mueller Industries, Inc.	1,545,000	63,499,500
Mueller Water Products, Inc., Class A	1,360,000	20,699,200
Nordson Corp.	40,000	9,526,000
Park-Ohio Holdings Corp.	537,020	13,704,750
Shyft Group, Inc. (The)	293,000	11,136,930
Standex International Corp.	81,000	8,011,710
Tennant Co.	334,000	24,699,300
Toro Co. (The)	47,000	4,578,270
Trinity Industries, Inc.	430,000	11,683,100
Twin Disc, Inc.(x)*	486,737	5,188,617
Watts Water Technologies, Inc., Class A	311,000	52,275,990
Welbilt, Inc.*	80,000	1,859,200
Woodward, Inc.	83,000	9,395,600

		641,000,189

Trading Companies & Distributors (8.3%)
GATX Corp.	870,000	77,917,200
H&E Equipment Services, Inc.	22,000	763,620
Herc Holdings, Inc.*	1,008,601	164,865,757
Lawson Products, Inc.*	100,000	5,001,000
McGrath RentCorp	23,000	1,654,850
Rush Enterprises, Inc., Class B‡	747,000	34,190,190
Titan Machinery, Inc.*	60,000	1,554,600
United Rentals, Inc.*	27,000	9,475,110

		295,422,327

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Holdings LLC	90,000	3,650,400

Total Industrials		1,476,944,127

Information Technology (3.3%)
Communications Equipment (0.1%)
Communications Systems, Inc.(x)*	460,000	3,979,000
EchoStar Corp., Class A*	30,000	765,300

		4,744,300

Electronic Equipment, Instruments & Components (1.8%)
Badger Meter, Inc.	112,000	11,327,680
Bel Fuse, Inc., Class A(x)‡	165,500	2,378,235
Bel Fuse, Inc., Class B	20,000	248,600
CTS Corp.	1,000,000	30,910,000
Daktronics, Inc.*	145,000	787,350
Itron, Inc.*	65,000	4,915,950
Landis+Gyr Group AG*	14,000	896,915
Littelfuse, Inc.	50,000	13,663,500
Trans-Lux Corp.*	103,060	43,290

		65,171,520

IT Services (0.1%)
Alithya Group, Inc., Class A*	750,000	1,950,000
MoneyGram International, Inc.*	55,000	441,100
Steel Connect, Inc.*	840,000	1,705,200

		4,096,300

Software (0.8%)
Fortinet, Inc.*	25,500	7,447,020
GTY Technology Holdings, Inc.*	185,000	1,391,200
Tyler Technologies, Inc.*	38,000	17,428,700

		26,266,920

Technology Hardware, Storage & Peripherals (0.5%)
Diebold Nixdorf, Inc.*	1,600,000	16,176,000
Intevac, Inc.(x)*	38,000	181,640
TransAct Technologies, Inc.*	80,000	1,112,000

		17,469,640

Total Information Technology		117,748,680

Materials (7.4%)
Chemicals (5.0%)
Ashland Global Holdings, Inc.	58,000	5,168,960
Core Molding Technologies, Inc.*	345,000	3,970,950
Element Solutions, Inc.	67,000	1,452,560
Ferro Corp.*	1,975,000	40,171,500
FMC Corp.	30,000	2,746,800
GCP Applied Technologies, Inc.*	660,000	14,467,200
Hawkins, Inc.	40,000	1,395,200
HB Fuller Co.	355,000	22,918,800
Huntsman Corp.	100,000	2,959,000
Livent Corp.*	48,000	1,109,280
Minerals Technologies, Inc.	193,000	13,479,120
NewMarket Corp.	15,000	5,081,550
Olin Corp.	125,000	6,031,250
Quaker Chemical Corp.	5,000	1,188,600
Scotts Miracle-Gro Co. (The)	74,000	10,830,640
Sensient Technologies Corp.	210,000	19,126,800
Takasago International Corp.	30,000	802,222
Tredegar Corp.	1,460,000	17,782,800
Valvoline, Inc.	163,000	5,082,340

		175,765,572

Containers & Packaging (1.5%)
Greif, Inc., Class A	212,030	13,697,138
Myers Industries, Inc.	1,616,000	31,625,120
Sonoco Products Co.	155,000	9,234,900

		54,557,158

Metals & Mining (0.9%)
Allegheny Technologies, Inc.*	520,000	8,647,600
Ampco-Pittsburgh Corp.(x)*	614,019	2,885,889
Barrick Gold Corp.	24,000	433,200
Haynes International, Inc.	12,000	447,000
Kinross Gold Corp.	45,000	241,200
Materion Corp.	260,000	17,846,400
TimkenSteel Corp.*	220,000	2,877,600

		33,378,889

Total Materials		263,701,619

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Indus Realty Trust, Inc. (REIT)‡	347,400	24,352,740
Ryman Hospitality Properties, Inc. (REIT)*	580,000	48,546,000
Seritage Growth Properties (REIT), Class A(x)*	50,000	741,500

		73,640,240

Real Estate Management & Development (1.2%)
Capital Properties, Inc., Class A	68,504	808,347
Gyrodyne LLC*	4,004	52,012
St Joe Co. (The)	800,000	33,680,000
Tejon Ranch Co.*	430,000	7,636,800

		42,177,159

Total Real Estate		115,817,399

Utilities (4.4%)
Electric Utilities (1.9%)
Evergy, Inc.	150,000	9,330,000
Otter Tail Corp.	295,000	16,511,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PNM Resources, Inc.	862,700	$42,686,396

		68,527,546

Gas Utilities (1.2%)
Chesapeake Utilities Corp.	6,000	720,300
National Fuel Gas Co.	170,000	8,928,400
Northwest Natural Holding Co.	32,000	1,471,680
ONE Gas, Inc.	40,000	2,534,800
Southwest Gas Holdings, Inc.	421,000	28,156,480

		41,811,660

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	5,479,200
Ormat Technologies, Inc.(x)	84,000	5,595,240

		11,074,440

Multi-Utilities (0.8%)
Black Hills Corp.	180,000	11,296,800
NorthWestern Corp.	270,000	15,471,000

		26,767,800

Water Utilities (0.2%)
Cadiz, Inc.(x)*	10,000	70,400
SJW Group	105,000	6,936,300
York Water Co. (The)	43,500	1,900,080

		8,906,780

Total Utilities		157,088,226

Total Common Stocks (98.6%) (Cost $1,378,768,098)		3,506,063,456

CONVERTIBLE PREFERRED STOCK:
Consumer Discretionary (0.1%)
Auto Components (0.1%)
Garrett Motion, Inc.
11.000%(x)*	305,000	2,516,250

Total Convertible Preferred Stock (0.1%) (Cost $1,601,250)		2,516,250

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP 6.000%	90,000	2,112,300

Total Preferred Stock (0.1%) (Cost $2,128,079)		2,112,300

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)* (Cost $204,018)	877,500	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	446,933

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund,
Institutional Shares(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $12,587,621, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $12,839,359.(xx)	$12,587,607	$12,587,607
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $2,500,010, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $2,550,000.(xx)	2,500,000	2,500,000
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $3,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $3,061,250.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $2,000,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $2,221,236.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $510,026.(xx)	500,000	500,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $700,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $714,021.(xx)	700,000	700,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $100,001, collateralized by various Common Stocks; total market value $111,115.(xx)	$100,000	$100,000

Total Repurchase Agreements		21,387,607

Total Short-Term Investments (0.7%) (Cost $26,387,607)		26,387,607

Total Investments in Securities (99.5%) (Cost $1,409,089,052)		3,537,526,546
Other Assets Less Liabilities (0.5%)		18,093,894

Net Assets (100%)		$3,555,620,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $29,709,208. This was collateralized by $3,953,451 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/5/21 - 11/15/50 and by cash of $26,387,607 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A*	537,000	819,500	—	(34,090)	(19,886)	662,896	1,428,420	—	—
Consumer Discretionary
Auto Components
Strattec Security Corp.* **	220,000	9,931,232	972,483	(61,427)	18,490	(2,302,778)	8,558,000	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	13,000	7,312,500	408,501	—	—	2,939,001	10,660,002	—	—
Canterbury Park Holding Corp.*	327,000	3,843,700	56,269	—	—	1,524,961	5,424,930	—	—
Consumer Staples
Food & Staples Retailing
Ingles Markets, Inc., Class A	657,000	33,018,839	—	(7,164,042)	4,147,949	13,378,964	43,381,710	355,435	—
Household Products
Oil-Dri Corp. of America	421,000	14,415,840	—	(74,599)	39,901	353,858	14,735,000	333,110	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	442,000	1,780,784	236,758	(201,013)	(887)	3,704,938	5,520,580	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	747,000	28,303,830	—	—	—	5,886,360	34,190,190	410,850	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A(x)	165,500	2,242,907	—	(38,346)	217	173,457	2,378,235	30,060	—
Real Estate
Equity Real Estate Investment Trusts (REITs)
Indus Realty Trust, Inc. (REIT)(a)	347,400	21,063,000	670,646	(17,449)	(880)	2,637,423	24,352,740	774,866	27

Total		122,732,132	2,344,657	(7,590,966)	4,184,904	28,959,080	150,629,807	1,904,321	27

**	Not affiliated at December 31, 2020.

(a)	Formerly known as Griffin Industrial Realty, Inc.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$309,298,053	$886,800	$—		$310,184,853
Consumer Discretionary	463,591,813	54,232,875	1,065,242		518,889,930
Consumer Staples	157,987,582	11,340,225	—		169,327,807
Energy	28,234,220	—	—		28,234,220
Financials	152,481,021	2,309,393	—		154,790,414
Health Care	193,336,181	—	—		193,336,181
Industrials	1,447,733,657	29,210,470	—		1,476,944,127
Information Technology	116,808,475	940,205	—		117,748,680
Materials	262,899,397	802,222	—		263,701,619
Real Estate	114,957,040	860,359	—		115,817,399
Utilities	157,088,226	—	—		157,088,226
Convertible Preferred Stock
Consumer Discretionary	—	2,516,250	—		2,516,250
Preferred Stock
Industrials	2,112,300	—	—		2,112,300
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	5,000,000	—	—		5,000,000
Repurchase Agreements	—	21,387,607	—		21,387,607
Warrant
Materials	—	446,933	—		446,933

Total Assets	$3,411,527,965	$124,933,339	$1,065,242		$3,537,526,546

Total Liabilities	$—	$—	$—		$—

Total	$3,411,527,965	$124,933,339	$1,065,242		$3,537,526,546

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,242,377,966
Aggregate gross unrealized depreciation	(118,621,511)

Net unrealized appreciation	$2,123,756,455

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,413,770,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (79.1%)
Communication Services (10.3%)
Diversified Telecommunication Services (3.0%)
CCO Holdings LLC
5.500%, 5/1/26§	$150,000	$154,317
5.000%, 2/1/28§	225,000	234,563
4.750%, 3/1/30§	158,000	164,489
4.500%, 5/1/32	400,000	410,500
4.500%, 6/1/33§	314,000	318,801
Cincinnati Bell, Inc.
7.000%, 7/15/24§	655,000	665,234
Lumen Technologies, Inc.
5.125%, 12/15/26§	452,000	468,950
5.375%, 6/15/29§	486,000	493,290
Series G
6.875%, 1/15/28	375,000	426,563
Series W
6.750%, 12/1/23	178,000	194,687
Sprint Capital Corp.
8.750%, 3/15/32	250,000	373,465
Switch Ltd.
3.750%, 9/15/28§	200,000	203,000
4.125%, 6/15/29§	250,000	257,320
Virgin Media Finance plc
5.000%, 7/15/30§	400,000	408,544
Windstream Escrow LLC
7.750%, 8/15/28(x)§	297,000	310,202
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	948,000	941,108
6.125%, 3/1/28§	1,222,000	1,238,839

		7,263,872

Entertainment (1.7%)
Cinemark USA, Inc.
8.750%, 5/1/25§	225,000	240,609
5.250%, 7/15/28§	1,150,000	1,132,750
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	634,000	655,410
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	376,000	380,200
5.625%, 3/15/26§	500,000	517,500
6.500%, 5/15/27§	557,000	611,308
Playtika Holding Corp.
4.250%, 3/15/29§	425,000	426,356

		3,964,133

Interactive Media & Services (0.1%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28(x)§	220,000	216,150

Media (4.6%)
CSC Holdings LLC
7.500%, 4/1/28§	450,000	485,224
5.750%, 1/15/30§	525,000	532,219
4.625%, 12/1/30§	975,000	921,375
Diamond Sports Group LLC
6.625%, 8/15/27§	602,000	261,870
DISH DBS Corp.
5.875%, 7/15/22	100,000	102,950
Gray Television, Inc.
4.750%, 10/15/30§	347,000	340,136
Mav Acquisition Corp.
8.000%, 8/1/29§	555,000	528,832
Meredith Corp.
6.875%, 2/1/26	475,000	489,131
Midas OpCo Holdings LLC
5.625%, 8/15/29§	395,000	407,984
Nexstar Media, Inc.
5.625%, 7/15/27§	1,103,000	1,165,375
4.750%, 11/1/28§	650,000	674,284
Outfront Media Capital LLC
5.000%, 8/15/27§	895,000	917,957
4.250%, 1/15/29§	100,000	99,000
4.625%, 3/15/30§	200,000	199,924
Sinclair Television Group, Inc.
5.500%, 3/1/30(x)§	356,000	353,116
Sirius XM Radio, Inc.
4.000%, 7/15/28§	400,000	406,000
TEGNA, Inc.
5.500%, 9/15/24§	35,000	35,350
4.750%, 3/15/26§	500,000	520,625
5.000%, 9/15/29	215,000	220,923
Univision Communications, Inc.
4.500%, 5/1/29§	236,000	239,540
Videotron Ltd.
3.625%, 6/15/29§	212,000	215,445
Virgin Media Vendor Financing Notes IV DAC
5.000%, 7/15/28§	200,000	205,630
Ziggo Bond Co. BV
6.000%, 1/15/27§	725,000	750,375
5.125%, 2/28/30§	200,000	204,750
Ziggo BV
5.500%, 1/15/27§	722,000	746,368

		11,024,383

Wireless Telecommunication Services (0.9%)
Sprint Corp.
7.875%, 9/15/23	260,000	290,550
7.625%, 3/1/26	198,000	240,037
Vmed O2 UK Financing I plc
4.250%, 1/31/31§	950,000	944,227
4.750%, 7/15/31§	651,000	663,486

		2,138,300

Total Communication Services		24,606,838

Consumer Discretionary (10.8%)
Auto Components (0.3%)
Clarios Global LP
6.250%, 5/15/26§	113,000	118,514
Icahn Enterprises LP
6.375%, 12/15/25	216,000	221,130
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	437,000	454,480

		794,124

Automobiles (0.4%)
Ford Motor Co.
9.000%, 4/22/25	506,000	606,719
9.625%, 4/22/30	218,000	308,675

		915,394

Distributors (0.2%)
Univar Solutions USA, Inc.
5.125%, 12/1/27§	386,000	405,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Diversified Consumer Services (0.5%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	$200,000	$205,850
Sotheby’s
7.375%, 10/15/27§	950,000	1,002,250

		1,208,100

Hotels, Restaurants & Leisure (4.5%)
1011778 BC ULC
5.750%, 4/15/25§	268,000	280,856
3.875%, 1/15/28§	1,250,000	1,257,500
4.375%, 1/15/28§	125,000	126,901
4.000%, 10/15/30§	300,000	297,000
Boyd Gaming Corp.
4.750%, 6/15/31§	475,000	489,844
Caesars Entertainment, Inc.
6.250%, 7/1/25§	594,000	625,185
8.125%, 7/1/27(x)§	275,000	309,031
4.625%, 10/15/29§	843,000	854,591
Caesars Resort Collection LLC
5.750%, 7/1/25§	350,000	367,500
5.250%, 10/15/25§	206,000	208,832
CEC Entertainment LLC
6.750%, 5/1/26§	222,000	222,278
Churchill Downs, Inc.
5.500%, 4/1/27§	298,000	309,175
Dave & Buster’s, Inc.
7.625%, 11/1/25§	559,000	596,358
Everi Holdings, Inc.
5.000%, 7/15/29§	513,000	524,543
Golden Entertainment, Inc.
7.625%, 4/15/26§	287,000	301,720
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	470,000	505,015
IRB Holding Corp.
7.000%, 6/15/25§	629,000	667,526
6.750%, 2/15/26§	437,000	449,018
Life Time, Inc.
5.750%, 1/15/26§	362,000	376,661
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	280,000	271,950
Powdr Corp.
6.000%, 8/1/25§	104,000	108,940
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	407,000
Station Casinos LLC
4.500%, 2/15/28§	667,000	675,904
Vail Resorts, Inc.
6.250%, 5/15/25§	146,000	154,395
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	443,000	460,800

		10,848,523

Household Durables (0.4%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	723,000	764,572
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	79,000	83,261
Williams Scotsman International, Inc.
4.625%, 8/15/28§	111,000	115,365

		963,198

Internet & Direct Marketing Retail (0.7%)
Getty Images, Inc.
9.750%, 3/1/27§	984,000	1,047,960
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	686,000	739,165

		1,787,125

Leisure Products (0.3%)
Mattel, Inc.
3.750%, 4/1/29§	202,000	210,585
Vista Outdoor, Inc.
4.500%, 3/15/29§	405,000	414,113

		624,698

Specialty Retail (3.2%)
Ambience Merger Sub, Inc.
7.125%, 7/15/29§	137,000	136,658
Asbury Automotive Group, Inc.
4.750%, 3/1/30	144,000	149,400
eG Global Finance plc
8.500%, 10/30/25§	572,000	597,340
Ken Garff Automotive LLC
4.875%, 9/15/28§	213,000	218,591
LBM Acquisition LLC
6.250%, 1/15/29§	983,000	982,508
LCM Investments Holdings II LLC
4.875%, 5/1/29§	715,000	731,700
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26§	825,000	851,812
Park River Holdings, Inc.
6.750%, 8/1/29§	425,000	427,656
Rent-A-Center, Inc.
6.375%, 2/15/29§	775,000	836,031
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	1,766,000	1,854,300
SRS Distribution, Inc.
4.625%, 7/1/28§	328,000	334,626
White Cap Buyer LLC
6.875%, 10/15/28§	391,000	413,482

		7,534,104

Textiles, Apparel & Luxury Goods (0.3%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	552,000	597,195

Total Consumer Discretionary		25,678,244

Consumer Staples (4.5%)
Beverages (0.2%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	287,000	286,334
Triton Water Holdings, Inc.
6.250%, 4/1/29§	256,000	259,840

		546,174

Food & Staples Retailing (1.6%)
Performance Food Group, Inc.
6.875%, 5/1/25§	784,000	828,100
5.500%, 10/15/27§	675,000	706,725
4.250%, 8/1/29§	525,000	526,313
United Natural Foods, Inc.
6.750%, 10/15/28§	187,000	201,960
US Foods, Inc.
6.250%, 4/15/25§	624,000	652,985

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
4.750%, 2/15/29§	$830,000	$848,675

		3,764,758

Food Products (2.1%)
B&G Foods, Inc.
5.250%, 4/1/25	265,000	270,658
Chobani LLC
4.625%, 11/15/28§	525,000	543,375
Kraft Heinz Foods Co.
6.875%, 1/26/39	296,000	436,600
4.375%, 6/1/46	372,000	423,150
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	61,000	62,373
4.875%, 11/1/26§	316,000	322,715
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	200,000	211,500
Post Holdings, Inc.
5.750%, 3/1/27§	410,000	424,350
4.625%, 4/15/30§	165,000	165,863
4.500%, 9/15/31§	1,284,000	1,267,269
Sigma Holdco BV
7.875%, 5/15/26§	592,000	584,600
Simmons Foods, Inc.
4.625%, 3/1/29§	302,000	305,382

		5,017,835

Household Products (0.4%)
Central Garden & Pet Co.
4.125%, 10/15/30	182,000	186,322
Energizer Holdings, Inc.
4.750%, 6/15/28§	288,000	292,260
Spectrum Brands, Inc.
5.750%, 7/15/25	370,000	378,325
5.500%, 7/15/30§	48,000	53,160

		910,067

Personal Products (0.2%)
Prestige Brands, Inc.
3.750%, 4/1/31§	583,000	562,595

Total Consumer Staples		10,801,429

Energy (8.8%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp.
7.125%, 1/15/26§	244,000	250,100

Oil, Gas & Consumable Fuels (8.7%)
Aethon United BR LP
8.250%, 2/15/26§	197,000	212,760
Antero Midstream Partners LP
5.750%, 3/1/27§	375,000	385,313
5.750%, 1/15/28§	325,000	336,781
5.375%, 6/15/29§	75,000	77,250
Antero Resources Corp.
7.625%, 2/1/29§	106,000	118,508
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	314,000	323,812
Blue Racer Midstream LLC
7.625%, 12/15/25§	121,000	130,831
6.625%, 7/15/26§	379,000	394,160
Buckeye Partners LP
4.500%, 3/1/28§	250,000	253,750
5.850%, 11/15/43	175,000	174,501
5.600%, 10/15/44	150,000	144,750
Colgate Energy Partners III LLC
5.875%, 7/1/29§	488,000	492,880
Comstock Resources, Inc.
6.750%, 3/1/29§	25,000	26,953
5.875%, 1/15/30§	200,000	208,000
CQP Holdco LP
5.500%, 6/15/31§	325,000	344,841
Crestwood Midstream Partners LP
5.625%, 5/1/27§	136,000	139,971
6.000%, 2/1/29§	338,000	353,074
CrownRock LP
5.625%, 10/15/25§	656,000	670,760
5.000%, 5/1/29§	150,000	156,240
Delek Logistics Partners LP
6.750%, 5/15/25	637,000	649,740
DT Midstream, Inc.
4.125%, 6/15/29§	125,000	126,445
4.375%, 6/15/31§	725,000	746,076
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	310,305
Endeavor Energy Resources LP
6.625%, 7/15/25§	65,000	68,738
Enviva Partners LP
6.500%, 1/15/26§	400,000	412,750
EQM Midstream Partners LP
4.750%, 1/15/31§	375,000	390,008
Genesis Energy LP
8.000%, 1/15/27	389,000	394,913
7.750%, 2/1/28	753,000	753,000
Hilcorp Energy I LP
6.250%, 11/1/28§	531,000	549,585
5.750%, 2/1/29§	241,000	247,628
6.000%, 2/1/31§	275,000	283,250
Holly Energy Partners LP
5.000%, 2/1/28§	735,000	745,290
Independence Energy Finance LLC
7.250%, 5/1/26§	262,000	270,515
MEG Energy Corp.
7.125%, 2/1/27§	425,000	444,762
5.875%, 2/1/29§	325,000	331,500
New Fortress Energy, Inc.
6.750%, 9/15/25§	575,000	553,438
NuStar Logistics LP
5.750%, 10/1/25	188,000	202,570
Occidental Petroleum Corp.
3.000%, 2/15/27	175,000	174,865
6.375%, 9/1/28	100,000	117,250
3.500%, 8/15/29	200,000	202,924
6.625%, 9/1/30	277,000	341,056
6.125%, 1/1/31	415,000	498,000
7.500%, 5/1/31	50,000	64,813
6.450%, 9/15/36	1,349,000	1,694,681
6.200%, 3/15/40	75,000	88,328
6.600%, 3/15/46	125,000	156,250
PBF Logistics LP
6.875%, 5/15/23(x)	606,000	590,850
Rockcliff Energy II LLC
5.500%, 10/15/29§	157,000	158,963
Rockies Express Pipeline LLC
4.950%, 7/15/29§	25,000	25,625
4.800%, 5/15/30§	625,000	643,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Southwestern Energy Co.
7.750%, 10/1/27(x)	$245,000	$264,673
Summit Midstream Holdings LLC
5.500%, 8/15/22	524,000	516,140
Sunoco LP
6.000%, 4/15/27	575,000	598,000
Targa Resources Partners LP
5.875%, 4/15/26	510,000	532,631
4.875%, 2/1/31	242,000	261,058
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§	375,000	385,331
4.125%, 8/15/31§	450,000	468,563
Vine Energy Holdings LLC
6.750%, 4/15/29§	125,000	134,687
Western Midstream Operating LP
5.450%, 4/1/44	25,000	28,687
5.300%, 3/1/48	250,000	288,125

		20,660,898

Total Energy		20,910,998

Financials (9.5%)
Consumer Finance (2.7%)
Credit Acceptance Corp.
6.625%, 3/15/26	200,000	208,500
Curo Group Holdings Corp.
7.500%, 8/1/28§	454,000	457,541
Enova International, Inc.
8.500%, 9/1/24§	516,000	524,385
Ford Motor Credit Co. LLC
5.125%, 6/16/25	250,000	270,938
4.134%, 8/4/25	200,000	211,000
4.542%, 8/1/26	250,000	268,707
4.271%, 1/9/27	1,025,000	1,090,779
4.125%, 8/17/27	750,000	793,875
2.900%, 2/16/28	250,000	249,063
4.000%, 11/13/30	1,025,000	1,066,000
OneMain Finance Corp.
8.875%, 6/1/25	179,000	193,991
6.625%, 1/15/28	600,000	687,000
4.000%, 9/15/30	500,000	495,625

		6,517,404

Diversified Financial Services (1.2%)
MPH Acquisition Holdings LLC
5.750%, 11/1/28(x)§	600,000	564,000
Oxford Finance LLC
6.375%, 12/15/22§	950,000	953,562
Shift4 Payments LLC
4.625%, 11/1/26§	532,000	555,275
Verscend Escrow Corp.
9.750%, 8/15/26§	707,000	743,234

		2,816,071

Insurance (3.8%)
Acrisure LLC
7.000%, 11/15/25§	1,775,000	1,804,142
4.250%, 2/15/29§	275,000	271,906
Alliant Holdings Intermediate LLC
4.250%, 10/15/27§	550,000	557,562
6.750%, 10/15/27§	571,000	591,699
AmWINS Group, Inc.
4.875%, 6/30/29§	875,000	885,938
AssuredPartners, Inc.
7.000%, 8/15/25§	675,000	685,125
5.625%, 1/15/29§	630,000	633,906
HUB International Ltd.
7.000%, 5/1/26§	987,000	1,016,610
NFP Corp.
4.875%, 8/15/28§	600,000	607,500
6.875%, 8/15/28§	1,859,000	1,898,132

		8,952,520

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Starwood Property Trust, Inc. (REIT)
5.500%, 11/1/23§	25,000	26,188

Thrifts & Mortgage Finance (1.8%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	508,000	518,160
7.625%, 5/1/26§	114,000	115,864
6.625%, 1/15/27§	419,000	406,954
Home Point Capital, Inc.
5.000%, 2/1/26§	600,000	543,000
Nationstar Mortgage Holdings, Inc.
6.000%, 1/15/27§	220,000	230,450
5.500%, 8/15/28§	375,000	386,250
PHH Mortgage Corp.
7.875%, 3/15/26§	208,000	212,160
Provident Funding Associates LP
6.375%, 6/15/25§	900,000	915,750
Rocket Mortgage LLC
5.250%, 1/15/28§	300,000	321,840
4.000%, 10/15/33§	400,000	396,000
United Wholesale Mortgage LLC
5.500%, 11/15/25§	325,000	327,437

		4,373,865

Total Financials		22,686,048

Health Care (5.6%)
Biotechnology (0.2%)
Grifols Escrow Issuer SA
4.750%, 10/15/28§	230,000	234,819
HCRX Investments Holdco LP
4.500%, 8/1/29§	250,000	251,250

		486,069

Health Care Equipment & Supplies (0.8%)
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29§	622,000	620,445
5.250%, 10/1/29§	949,000	964,421
Varex Imaging Corp.
7.875%, 10/15/27§	325,000	365,690

		1,950,556

Health Care Providers & Services (2.6%)
180 Medical, Inc.
3.875%, 10/15/29§	200,000	200,000
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§	400,000	420,480
5.000%, 4/15/29§	250,000	259,375
AdaptHealth LLC
6.125%, 8/1/28§	281,000	298,211
5.125%, 3/1/30§	298,000	297,449
Cano Health LLC
6.250%, 10/1/28§	250,000	252,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Community Health Systems, Inc.
4.750%, 2/15/31§	$425,000	$426,700
DaVita, Inc.
3.750%, 2/15/31§	625,000	608,594
Encompass Health Corp.
5.750%, 9/15/25	275,000	281,531
HCA, Inc.
7.690%, 6/15/25	254,000	306,070
HealthEquity, Inc.
4.500%, 10/1/29§	246,000	249,383
Legacy LifePoint Health LLC
4.375%, 2/15/27§	50,000	49,615
Radiology Partners, Inc.
9.250%, 2/1/28§	725,000	774,844
RP Escrow Issuer LLC
5.250%, 12/15/25§	500,000	512,500
Tenet Healthcare Corp.
4.625%, 7/15/24	164,000	166,050
4.625%, 9/1/24§	150,000	153,375
4.875%, 1/1/26§	572,000	591,974
5.125%, 11/1/27§	200,000	208,500
4.625%, 6/15/28§	100,000	103,375
Vizient, Inc.
6.250%, 5/15/27§	187,000	195,882

		6,356,095

Health Care Technology (0.1%)
IQVIA, Inc.
5.000%, 5/15/27§	200,000	207,000

Pharmaceuticals (1.9%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	461,000	492,117
Bausch Health Cos., Inc.
5.500%, 11/1/25§	604,000	613,815
7.000%, 1/15/28§	225,000	230,558
5.000%, 1/30/28§	125,000	118,590
4.875%, 6/1/28§	265,000	273,944
5.000%, 2/15/29§	100,000	92,875
6.250%, 2/15/29§	262,000	259,254
5.250%, 2/15/31§	25,000	22,937
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	438,000	453,877
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	206,500
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	472,000	506,810
Organon & Co.
5.125%, 4/30/31§	842,000	884,395
P&L Development LLC
7.750%, 11/15/25§	335,000	347,965

		4,503,637

Total Health Care		13,503,357

Industrials (11.0%)
Aerospace & Defense (1.2%)
Howmet Aerospace, Inc.
6.875%, 5/1/25	9,000	10,530
Rolls-Royce plc
5.750%, 10/15/27§	252,000	277,830
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	254,000	268,021
TransDigm UK Holdings plc
6.875%, 5/15/26	225,000	236,391
TransDigm, Inc.
6.250%, 3/15/26§	750,000	784,778
6.375%, 6/15/26	75,000	77,197
7.500%, 3/15/27	400,000	420,135
5.500%, 11/15/27	375,000	387,656
4.625%, 1/15/29	350,000	348,250

		2,810,788

Airlines (0.9%)
Air Canada
3.875%, 8/15/26§	750,000	754,462
American Airlines, Inc.
5.500%, 4/20/26§	200,000	209,750
5.750%, 4/20/29§	400,000	429,500
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	325,000	339,625
United Airlines, Inc.
4.375%, 4/15/26§	250,000	256,250
4.625%, 4/15/29§	75,000	77,509

		2,067,096

Building Products (1.0%)
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	362,000	363,357
Forterra Finance LLC
6.500%, 7/15/25§	138,000	147,660
JELD-WEN, Inc.
6.250%, 5/15/25§	250,000	264,063
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	279,000	282,139
SRM Escrow Issuer LLC
6.000%, 11/1/28§	375,000	396,094
Standard Industries, Inc.
4.375%, 7/15/30§	154,000	157,080
Summit Materials LLC
5.250%, 1/15/29§	383,000	401,671
Victors Merger Corp.
6.375%, 5/15/29§	269,000	256,895

		2,268,959

Commercial Services & Supplies (4.3%)
ACCO Brands Corp.
4.250%, 3/15/29§	106,000	106,398
ADT Security Corp. (The)
4.125%, 6/15/23	164,000	171,175
4.875%, 7/15/32§	311,000	312,555
Allied Universal Holdco LLC
6.625%, 7/15/26§	532,000	561,143
9.750%, 7/15/27§	464,000	503,440
6.000%, 6/1/29§	151,000	149,301
Aramark Services, Inc.
5.000%, 4/1/25§	214,000	217,745
6.375%, 5/1/25§	865,000	906,087
5.000%, 2/1/28§	200,000	206,500
Cimpress plc
7.000%, 6/15/26§	224,000	233,200
Covanta Holding Corp.
6.000%, 1/1/27	450,000	465,750
5.000%, 9/1/30	275,000	277,750
Garda World Security Corp.
9.500%, 11/1/27§	710,000	764,492
6.000%, 6/1/29§	310,000	301,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
GFL Environmental, Inc.
5.125%, 12/15/26§	$186,000	$195,300
4.000%, 8/1/28§	250,000	247,500
4.750%, 6/15/29§	866,000	884,403
4.375%, 8/15/29§	350,000	353,500
KAR Auction Services, Inc.
5.125%, 6/1/25§	988,000	995,410
Madison IAQ LLC
5.875%, 6/30/29§	892,000	899,805
Matthews International Corp.
5.250%, 12/1/25§	688,000	706,590
Nielsen Finance LLC
5.875%, 10/1/30§	412,000	432,752
4.750%, 7/15/31§	372,000	360,952

		10,253,254

Construction & Engineering (0.8%)
Artera Services LLC
9.033%, 12/4/25§	811,333	880,296
Dycom Industries, Inc.
4.500%, 4/15/29§	310,000	311,070
MasTec, Inc.
4.500%, 8/15/28§	190,000	198,312
Pike Corp.
5.500%, 9/1/28§	147,000	149,573
Weekley Homes LLC
4.875%, 9/15/28§	242,000	250,470

		1,789,721

Machinery (0.8%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	350,000	358,935
Clark Equipment Co.
5.875%, 6/1/25§	281,000	293,171
Hillenbrand, Inc.
5.000%, 9/15/26(e)	220,000	245,300
Roller Bearing Co. of America, Inc.
4.375%, 10/15/29§	150,000	153,750
Wabash National Corp.
4.500%, 10/15/28§	175,000	174,344
Welbilt, Inc.
9.500%, 2/15/24	689,000	706,432

		1,931,932

Professional Services (1.0%)
AMN Healthcare, Inc.
4.625%, 10/1/27§	250,000	258,125
ASGN, Inc.
4.625%, 5/15/28§	525,000	547,312
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	395,000	413,269
10.250%, 2/15/27§	682,000	733,695
Jaguar Holding Co. II
5.000%, 6/15/28§	125,000	134,250
KBR, Inc.
4.750%, 9/30/28§	300,000	305,625
Science Applications International Corp.
4.875%, 4/1/28§	102,000	105,093

		2,497,369

Road & Rail (0.7%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	218,000	225,564
Watco Cos. LLC
6.500%, 6/15/27§	1,052,000	1,125,640
XPO Logistics, Inc.
6.250%, 5/1/25§	358,000	376,795

		1,727,999

Trading Companies & Distributors (0.3%)
Brightstar Escrow Corp.
9.750%, 10/15/25§	471,000	506,914
WESCO Distribution, Inc.
7.250%, 6/15/28§	269,000	297,245

		804,159

Total Industrials		26,151,277

Information Technology (9.0%)
Communications Equipment (1.8%)
CommScope Technologies LLC
6.000%, 6/15/25§	967,000	981,505
CommScope, Inc.
6.000%, 3/1/26§	576,000	599,299
8.250%, 3/1/27§	599,000	625,955
4.750%, 9/1/29§	1,222,000	1,218,945
Viasat, Inc.
5.625%, 9/15/25§	525,000	531,068
5.625%, 4/15/27§	400,000	416,000

		4,372,772

IT Services (1.8%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	200,000	200,750
Alliance Data Systems Corp.
4.750%, 12/15/24§	1,329,000	1,357,917
7.000%, 1/15/26§	758,000	807,270
Black Knight InfoServ LLC
3.625%, 9/1/28§	207,000	207,517
Cablevision Lightpath LLC
3.875%, 9/15/27§	450,000	441,562
5.625%, 9/15/28§	200,000	200,286
ION Trading Technologies Sarl
5.750%, 5/15/28§	200,000	205,250
Northwest Fiber LLC
6.000%, 2/15/28(x)§	267,000	264,998
Unisys Corp.
6.875%, 11/1/27§	494,000	537,225

		4,222,775

Software (5.2%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	756,000	790,020
Ascend Learning LLC
6.875%, 8/1/25§	1,428,000	1,452,232
Boxer Parent Co., Inc.
7.125%, 10/2/25§	296,000	315,980
Camelot Finance SA
4.500%, 11/1/26§	1,103,000	1,145,741
Change Healthcare Holdings LLC
5.750%, 3/1/25§	1,240,000	1,250,850
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	375,000	374,062
4.875%, 7/1/29§	1,184,000	1,184,296
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	730,000	817,600
Helios Software Holdings, Inc.
4.625%, 5/1/28§	672,000	662,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LogMeIn, Inc.
5.500%, 9/1/27§	$220,000	$223,549
NCR Corp.
5.000%, 10/1/28§	419,000	427,091
5.125%, 4/15/29§	609,000	628,031
NortonLifeLock, Inc.
5.000%, 4/15/25§	258,000	262,113
Rocket Software, Inc.
6.500%, 2/15/29§	596,000	590,040
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,361,000	1,435,004
ZoomInfo Technologies LLC
3.875%, 2/1/29§	804,000	804,000

		12,363,369

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
7.125%, 6/15/24§	462,000	471,642
Diebold Nixdorf, Inc.
9.375%, 7/15/25§	104,000	113,620

		585,262

Total Information Technology		21,544,178

Materials (6.9%)
Chemicals (2.0%)
Avient Corp.
5.750%, 5/15/25§	184,000	193,890
Diamond BC BV
4.625%, 10/1/29(x)§	310,000	314,650
Illuminate Buyer LLC
9.000%, 7/1/28§	782,000	862,155
INEOS Group Holdings SA
5.625%, 8/1/24§	480,000	481,200
Minerals Technologies, Inc.
5.000%, 7/1/28§	193,000	200,238
NOVA Chemicals Corp.
4.875%, 6/1/24§	160,000	167,200
Nufarm Australia Ltd.
5.750%, 4/30/26§	635,000	652,462
Olin Corp.
9.500%, 6/1/25§	269,000	334,569
Olympus Water US Holding Corp.
4.250%, 10/1/28§	558,000	548,235
6.250%, 10/1/29§	200,000	197,690
Unifrax Escrow Issuer Corp.
5.250%, 9/30/28§	325,000	327,746
7.500%, 9/30/29§	125,000	127,784
WR Grace Holdings LLC
5.625%, 8/15/29§	455,000	468,368

		4,876,187

Containers & Packaging (3.4%)
ARD Finance SA
6.500%, 6/30/27§	496,000	525,140
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29(x)§	384,000	388,320
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	415,200
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	750,000	786,563
Graham Packaging Co., Inc.
7.125%, 8/15/28§	411,000	430,728
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	453,000	473,725
LABL, Inc.
6.750%, 7/15/26§	546,000	571,252
10.500%, 7/15/27§	509,000	547,175
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	655,000	659,094
7.250%, 4/15/25§	1,150,000	1,140,167
OI European Group BV
4.000%, 3/15/23§	126,000	129,150
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	333,000	356,743
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	1,440,000	1,505,174
8.500%, 8/15/27(e)§	200,000	213,250

		8,141,681

Metals & Mining (1.5%)
Arconic Corp.
6.125%, 2/15/28§	1,200,000	1,272,024
Constellium SE
5.625%, 6/15/28§	250,000	261,847
3.750%, 4/15/29§	75,000	72,938
Hudbay Minerals, Inc.
4.500%, 4/1/26§	256,000	252,800
Kaiser Aluminum Corp.
4.500%, 6/1/31§	378,000	386,505
Novelis Corp.
4.750%, 1/30/30§	506,000	532,666
SunCoke Energy, Inc.
4.875%, 6/30/29§	725,000	723,246

		3,502,026

Total Materials		16,519,894

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§	212,000	210,410
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	429,000	447,232
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	350,000	378,000
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	184,000	196,420
5.875%, 10/1/28§	356,000	375,751
4.875%, 5/15/29§	239,000	244,975
SBA Communications Corp. (REIT)
4.875%, 9/1/24	204,000	207,038
Service Properties Trust (REIT)
7.500%, 9/15/25	320,000	358,400
5.500%, 12/15/27	210,000	223,006
VICI Properties LP (REIT)
3.750%, 2/15/27§	250,000	258,281
XHR LP (REIT)
6.375%, 8/15/25§	354,000	375,552
4.875%, 6/1/29§	156,000	159,900

		3,434,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Real Estate Management & Development (0.8%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	$216,000	$234,360
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	672,000	682,080
Howard Hughes Corp. (The)
4.375%, 2/1/31§	255,000	255,551
Realogy Group LLC
7.625%, 6/15/25§	480,000	513,600
9.375%, 4/1/27§	286,000	314,242

		1,999,833

Total Real Estate		5,434,798

Utilities (0.4%)
Gas Utilities (0.2%)
Suburban Propane Partners LP
5.000%, 6/1/31§	525,000	543,375

Water Utilities (0.2%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	310,000	331,700

Total Utilities		875,075

Total Corporate Bonds		188,712,136

Loan Participations (6.2%)
Consumer Discretionary (0.5%)
Automobiles (0.2%)
First Brands Group LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 6.000%, 3/30/27(k)	348,250	350,949

Diversified Consumer Services (0.2%)
Tecta America Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.000%, 4/10/28(k)	249,375	249,687
Tecta America Corp., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 8.50%), 9.250%, 4/9/29(k)	325,000	323,375

		573,062

Hotels, Restaurants & Leisure (0.1%)
UFC Holdings, LLC, 1st Lien Term Loan B3
(ICE LIBOR USD 3 Month + 2.75%), 3.500%, 4/29/26(k)	249,322	248,698

Total Consumer Discretionary		1,172,709

Financials (0.9%)
Insurance (0.9%)
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 5.334%, 1/31/28(k)	1,000,000	996,458
Asurion LLC, 2nd Lien Term Loan B4
(ICE LIBOR USD 1 Month + 5.25%), 5.331%, 1/20/29(k)	1,100,000	1,095,416

		2,091,874

Total Financials		2,091,874

Health Care (1.0%)
Health Care Providers & Services (1.0%)
GHX Ultimate Parent Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.000%, 6/28/24(k)	49,611	49,487
National Mentor Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 3/2/28(k)	323,224	323,179
National Mentor Holdings, Inc., 1st Lien Initial Term Loan C
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 3/2/28(k)	10,204	10,203
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.25%), 8.000%, 3/2/29(k)	375,000	380,156
Pathway Vet Alliance LLC, 1st Lien Replacement Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.834%, 3/31/27(k)	348,243	347,199
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 6.834%, 6/26/26(k)	550,000	549,083
Southern Veterinary Partners LLC, 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 8.750%, 10/5/28(k)	375,000	373,125
Unified Women’s Healthcare LP, Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.000%, 12/20/27(k)	349,375	349,521

		2,381,953

Total Health Care		2,381,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Industrials (1.8%)
Airlines (0.2%)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.500%, 4/20/28(k)	$475,000	$490,658
Air Canada, Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 8/11/28(k)	75,000	75,281

		565,939

Building Products (0.1%)
CP Atlas Buyer, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 11/23/27(k)	124,375	124,006

Commercial Services & Supplies (0.4%)
Cast & Crew Payroll LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.834%, 2/9/26(k)	99,237	98,725
CoreCivic, Inc., Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 12/18/24(k)	197,816	195,838
Packers Holdings LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.000%, 3/9/28(k)	273,636	272,211
Revint Intermediate II LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 5.750%, 10/15/27(k)	299,250	299,998

		866,772

Construction & Engineering (0.8%)
Brand Energy & Infrastructure Services, Inc., Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.250%, 6/21/24(k)	1,139,847	1,129,518
CNT Holding I Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 7.500%, 11/6/28(k)	125,000	126,875
KKR Apple Bidco LLC, 2nd Lien Initial Term Loan
(1 Week LIBOR + 5.75%), 6.250%, 9/21/29(k)	75,000	76,125
USIC Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 5/12/28(k)	575,000	574,102

		1,906,620

Electrical Equipment (0.1%)
VC GB Holdings I Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 7.250%, 7/23/29(k)	225,000	225,506

Transportation Infrastructure (0.2%)
United AirLines, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 4/21/28(k)	248,750	250,271
USIC Holdings, Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 6.50%), 7.250%, 5/14/29(k)	300,000	304,312

		554,583

Total Industrials		4,243,426

Information Technology (1.6%)
Software (1.6%)
Applied Systems, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 6.250%, 9/19/25(k)	1,360,150	1,375,734
Ascend Learning LLC, Incremental Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 7/12/24(k)	495,000	495,248
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 12/1/27(k)	646,750	648,771
Informatica LLC, 2nd Lien Initial Term Loan
7.125%, 2/25/25	425,000	430,844
S2P Acquisition Borrower, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.084%, 8/14/26(k)	49,746	49,725
Sophia LP, Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 10/7/27(k)	297,563	298,555
Sovos Compliance LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.000%, 8/11/28(k)	127,911	128,630
UKG Inc., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 7.500%, 5/3/27(k)	175,000	177,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
VT Topco, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 7.500%, 7/31/26(k)	$325,000	$324,188

		3,929,466

Total Information Technology		3,929,466

Materials (0.4%)
Chemicals (0.3%)
CPC Acquisition Corp., 2nd Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 7.75%), 8.500%, 12/29/28(k)	750,000	750,000

Containers & Packaging (0.1%)
First Brands Group LLC, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.50%), 9.500%, 3/30/28(k)	325,000	327,031

Total Materials		1,077,031

Total Loan Participations		14,896,459

Total Long-Term Debt Securities (85.3%) (Cost $198,201,472)		203,608,595

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.3%)
iShares iBoxx High Yield Corporate Bond ETF(x)	140,910	12,328,216
SPDR Bloomberg Barclays High Yield Bond ETF(x)	112,524	12,305,624

Total Exchange Traded Funds (10.3%) (Cost $25,017,131)		24,633,840

SHORT-TERM INVESTMENTS:
Investment Company (3.0%)
JPMorgan Prime Money Market Fund, IM Shares	7,238,760	7,242,380

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (9.3%)
Deutsche Bank AG, 0.15%, dated 9/30/21,due 10/1/21, repurchase price $2,500,010,collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%,maturing 2/12/22- 7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%,maturing 2/15/29- 2/15/41; total market value $2,550,000.(xx)	$2,500,000	2,500,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21,due 10/1/21, repurchase price $16,598,822,collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $16,930,785.(xx)	16,598,808	16,598,808
National Bank of Canada, 0.07%, dated 9/30/21,due 10/1/21, repurchase price $3,000,006,collateralized by various U.S. Government Treasury Securities, ranging from 0.000%- 5.250%, maturing 10/28/21-8/15/47; total market value $3,061,250.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		22,098,808

Total Short-Term Investments (12.3%) (Cost $29,341,374)		29,341,188

Total Investments in Securities (107.9%) (Cost $252,559,977)		257,583,623
Other Assets Less Liabilities (-7.9%)		(18,951,513)

Net Assets (100%)		$238,632,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $163,820,407 or 68.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $24,825,581. This was collateralized by $3,270,704 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/7/21 - 2/15/49 and by cash of $22,098,808 which was subsequently invested in joint repurchase agreements.

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$24,606,838	$—	$24,606,838
Consumer Discretionary	—	25,678,244	—	25,678,244
Consumer Staples	—	10,801,429	—	10,801,429
Energy	—	20,910,998	—	20,910,998
Financials	—	22,686,048	—	22,686,048
Health Care	—	13,503,357	—	13,503,357
Industrials	—	26,151,277	—	26,151,277
Information Technology	—	21,544,178	—	21,544,178
Materials	—	16,519,894	—	16,519,894
Real Estate	—	5,434,798	—	5,434,798
Utilities	—	875,075	—	875,075
Exchange Traded Funds	24,633,840	—	—	24,633,840
Loan Participations
Consumer Discretionary	—	1,172,709	—	1,172,709
Financials	—	2,091,874	—	2,091,874
Health Care	—	2,381,953	—	2,381,953
Industrials	—	4,243,426	—	4,243,426
Information Technology	—	3,929,466	—	3,929,466
Materials	—	1,077,031	—	1,077,031
Short-Term Investments
Investment Company	7,242,380	—	—	7,242,380
Repurchase Agreements	—	22,098,808	—	22,098,808

Total Assets	$31,876,220	$225,707,403	$—	$257,583,623

Total Liabilities	$—	$—	$—	$—

Total	$31,876,220	$225,707,403	$—	$257,583,623

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,056,091
Aggregate gross unrealized depreciation	(1,363,963)

Net unrealized appreciation	$4,692,128

Federal income tax cost of investments in securities and derivative instruments, if applicable	$252,891,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (1.2%)
Anterix, Inc.*	2,266	$137,546
ATN International, Inc.	2,175	101,898
Consolidated Communications Holdings, Inc.*	14,325	131,647
Cuentas, Inc.(x)*	620	1,792
IDT Corp., Class B*	3,942	165,367
Ooma, Inc.*	102,859	1,914,206
Radius Global Infrastructure, Inc.(x)*	11,597	189,379

		2,641,835

Entertainment (0.2%)
Ballantyne Strong, Inc.(x)*	2,491	7,647
Chicken Soup For The Soul Entertainment, Inc.(x)*	1,390	31,789
Cinedigm Corp., Class A(x)*	28,410	71,309
CuriosityStream, Inc.(x)*	5,081	53,554
Dolphin Entertainment, Inc.(x)*	1,529	18,593
Eros STX Global Corp.(x)*	63,777	58,643
Gaia, Inc.*	2,552	24,193
LiveXLive Media, Inc.(x)*	11,129	33,276
Marcus Corp. (The)(x)*	4,471	78,019
Reading International, Inc., Class A*	3,440	17,406

		394,429

Interactive Media & Services (0.7%)
AutoWeb, Inc.(x)*	1,561	4,355
Creatd, Inc.(x)*	1,479	4,008
DHI Group, Inc.*	8,912	42,421
Eventbrite, Inc., Class A*	52,445	991,735
EverQuote, Inc., Class A*	3,798	70,757
IZEA Worldwide, Inc.(x)*	12,481	23,964
Kubient, Inc.*	2,305	7,445
Liberty TripAdvisor Holdings, Inc., Class A*	14,247	44,023
Outbrain, Inc.*	1,544	22,851
QuinStreet, Inc.*	9,687	170,104
Super League Gaming, Inc.(x)*	1,836	5,710
Travelzoo*	1,116	12,946
TrueCar, Inc.*	18,726	77,900
Zedge, Inc., Class B*	2,047	27,348

		1,505,567

Media (1.4%)
Beasley Broadcast Group, Inc., Class A*	2,325	6,185
Boston Omaha Corp., Class A*	3,424	132,783
Clear Channel Outdoor Holdings, Inc.*	71,466	193,673
comScore, Inc.*	13,393	52,233
Criteo SA (ADR)*	43,248	1,585,039
Cumulus Media, Inc., Class A*	3,529	43,230
Daily Journal Corp.*	241	77,209
DallasNews Corp.	1,126	7,826
Digital Media Solutions, Inc.(x)*	577	4,183
Emerald Holding, Inc.*	4,326	18,775
Entercom Communications Corp.*	23,233	85,498
Entravision Communications Corp., Class A	11,885	84,384
Fluent, Inc.(x)*	9,300	21,111
Gannett Co., Inc.*	27,706	185,076
Hemisphere Media Group, Inc.*	3,090	37,636
Lee Enterprises, Inc.*	1,129	25,561
Marchex, Inc., Class B*	7,167	21,394
National CineMedia, Inc.	12,675	45,123
NextPlay Technologies, Inc.(x)*	4,957	6,642
Saga Communications, Inc., Class A	847	19,269
Salem Media Group, Inc.*	2,369	8,789
SPAR Group, Inc.*	1,541	2,142
Stagwell, Inc.*	12,130	93,037
Thryv Holdings, Inc.*	1,500	45,060
Townsquare Media, Inc., Class A*	2,192	28,649
Troika Media Group, Inc.(x)*	3,598	4,749
Urban One, Inc.*	3,024	20,593
Urban One, Inc. Class A(x)*	1,436	11,660

		2,867,509

Wireless Telecommunication Services (1.0%)
Gogo, Inc.(x)*	123,153	2,130,547
Spok Holdings, Inc.	3,473	35,494

		2,166,041

Total Communication Services		9,575,381

Consumer Discretionary (13.6%)
Auto Components (1.1%)
Cooper-Standard Holdings, Inc.*	3,308	72,478
Gentherm, Inc.*	23,428	1,896,028
Horizon Global Corp.*	4,664	32,788
Modine Manufacturing Co.*	9,803	111,068
Motorcar Parts of America, Inc.*	3,756	73,242
Stoneridge, Inc.*	5,089	103,765
Strattec Security Corp.*	703	27,347
Superior Industries International, Inc.*	4,815	33,946
Sypris Solutions, Inc.(x)*	2,100	7,497
Unique Fabricating, Inc.(x)*	1,633	5,389
XL Fleet Corp.*	6,783	41,783

		2,405,331

Automobiles (0.1%)
Arcimoto, Inc.(x)*	5,495	62,808
AYRO, Inc.(x)*	7,139	24,344
Workhorse Group, Inc.(x)*	23,730	181,534

		268,686

Distributors (0.1%)
AMCON Distributing Co.	37	5,512
Educational Development Corp.	1,351	13,172
Funko, Inc., Class A(x)*	5,232	95,275
Greenlane Holdings, Inc., Class A(x)*	3,419	8,103
Weyco Group, Inc.	1,159	26,263

		148,325

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	3,605	92,324
Amesite, Inc.*	2,324	4,172
Aspen Group, Inc.(x)*	4,761	26,519
Carriage Services, Inc.	3,225	143,803
Elite Education Group International Ltd.(x)*	187	769
European Wax Center, Inc., Class A(x)*	1,939	54,311
Houghton Mifflin Harcourt Co.*	25,028	336,126
Lincoln Educational Services Corp.*	5,129	34,313
OneSpaWorld Holdings Ltd.*	10,456	104,246
Perdoceo Education Corp.*	13,910	146,890
Regis Corp.*	5,011	17,438
Select Interior Concepts, Inc., Class A*	3,571	51,494
StoneMor, Inc.(x)*	6,409	15,830
Universal Technical Institute, Inc.*	6,230	42,115
XpresSpa Group, Inc.(x)*	20,001	29,401
Zovio, Inc.*	5,985	14,304

		1,114,055

Hotels, Restaurants & Leisure (2.2%)
Allied Esports Entertainment, Inc.(x)*	4,354	7,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ark Restaurants Corp.*	445	$6,897
BBQ Holdings, Inc.*	794	11,981
Biglari Holdings, Inc., Class B*	152	26,115
Bluegreen Vacations Holding Corp.*	2,552	65,842
BurgerFi International, Inc.(x)*	2,001	17,329
Canterbury Park Holding Corp.*	702	11,646
Carrols Restaurant Group, Inc.	6,313	23,106
Century Casinos, Inc.*	5,334	71,849
Chuy’s Holdings, Inc.*	3,899	122,935
Del Taco Restaurants, Inc.	5,870	51,245
Dover Motorsports, Inc.	3,934	9,520
Drive Shack, Inc.(x)*	16,396	46,073
El Pollo Loco Holdings, Inc.*	3,798	64,186
Esports Entertainment Group, Inc.(x)*	3,025	20,298
Esports Technologies, Inc.(x)*	2,159	72,478
Everi Holdings, Inc.*	16,837	407,119
FAT Brands, Inc., Class A	970	9,040
Fiesta Restaurant Group, Inc.*	3,443	37,735
Flanigan’s Enterprises, Inc.*	177	4,722
Full House Resorts, Inc.*	6,492	68,880
GAN Ltd.(x)*	7,891	117,339
Golden Entertainment, Inc.*	3,374	165,630
Golden Nugget Online Gaming, Inc.*	7,840	136,181
Good Times Restaurants, Inc.(x)*	1,812	9,277
Hall of Fame Resort & Entertainment Co.(x)*	10,376	27,496
Inspired Entertainment, Inc.*	2,525	29,542
Kura Sushi USA, Inc., Class A*	805	35,162
Lindblad Expeditions Holdings, Inc.*	49,335	719,798
Luby’s, Inc.*	3,920	16,386
Monarch Casino & Resort, Inc.*	24,798	1,661,218
Nathan’s Famous, Inc.	557	34,072
NEOGAMES SA*	1,087	39,915
Noodles & Co.*	8,147	96,135
ONE Group Hospitality, Inc. (The)(x)*	4,055	43,348
PlayAGS, Inc.*	5,300	41,764
Potbelly Corp.(x)*	5,368	36,395
RCI Hospitality Holdings, Inc.	1,645	112,699
Red Robin Gourmet Burgers, Inc.*	3,113	71,786
Ruth’s Hospitality Group, Inc.*	6,637	137,452
Target Hospitality Corp.*	5,238	19,538
Xponential Fitness, Inc., Class A(x)*	1,795	22,779

		4,730,615

Household Durables (3.7%)
Aterian, Inc.(x)*	5,076	54,973
Bassett Furniture Industries, Inc.	1,783	32,290
Beazer Homes USA, Inc.*	5,731	98,860
Casper Sleep, Inc.*	5,421	23,148
Comstock Holding Cos., Inc.*	312	1,493
Dixie Group, Inc. (The)*	2,564	12,461
Ethan Allen Interiors, Inc.	4,488	106,366
Flexsteel Industries, Inc.	1,300	40,144
Green Brick Partners, Inc.*	71,779	1,472,905
Hamilton Beach Brands Holding Co., Class A	1,545	24,210
Harbor Custom Development, Inc.(x)*	2,855	6,709
Hooker Furnishings Corp.	2,331	62,914
Hovnanian Enterprises, Inc., Class A*	1,011	97,450
Koss Corp.(x)*	221	3,613
Landsea Homes Corp.(x)*	1,943	16,826
Legacy Housing Corp.*	1,644	29,543
LGI Homes, Inc.*	9,367	1,329,271
Lifetime Brands, Inc.	2,486	45,220
Live Ventures, Inc.(x)*	260	9,823
Lovesac Co. (The)*	32,127	2,123,273
Nephros, Inc.(x)*	1,163	10,199
Sonos, Inc.*	53,755	1,739,512
Tupperware Brands Corp.*	9,785	206,659
Universal Electronics, Inc.*	2,576	126,868
VOXX International Corp.*	3,199	36,629
Vuzix Corp.(x)*	11,532	120,625
Weber, Inc., Class A(x)*	3,335	58,663

		7,890,647

Internet & Direct Marketing Retail (0.4%)
1847 Goedeker, Inc.(x)*	11,291	35,454
1stdibs.com, Inc.(x)*	1,265	15,686
Blue Apron Holdings, Inc., Class A(x)*	2,806	20,624
CarParts.com, Inc.*	9,673	150,995
Digital Brands Group, Inc.(x)*	551	1,675
Duluth Holdings, Inc., Class B*	2,302	31,376
iMedia Brands, Inc.*	3,581	20,591
iPower, Inc.(x)*	833	3,299
Lands’ End, Inc.*	2,894	68,125
Liquidity Services, Inc.*	5,221	112,826
PARTS iD, Inc.(x)*	3,061	15,887
PetMed Express, Inc.(x)	3,887	104,444
Porch Group, Inc.(x)*	15,161	268,046
Remark Holdings, Inc.(x)*	20,208	21,218
RumbleON, Inc., Class B*	631	24,596
TRxADE Health, Inc.(x)*	883	4,380
Waitr Holdings, Inc.(x)*	18,242	16,151

		915,373

Leisure Products (1.0%)
American Outdoor Brands, Inc.*	2,807	68,940
AMMO, Inc.(x)*	16,885	103,843
Clarus Corp.	4,747	121,665
Escalade, Inc.	1,979	37,423
Genius Brands International, Inc.(x)*	56,563	76,926
JAKKS Pacific, Inc.*	916	10,882
Johnson Outdoors, Inc., Class A	5,148	544,658
Malibu Boats, Inc., Class A*	12,018	841,020
Marine Products Corp.	1,690	21,142
MasterCraft Boat Holdings, Inc.*	3,767	94,476
Nautilus, Inc.*	5,970	55,581
Smith & Wesson Brands, Inc.	9,462	196,431
Twin Vee PowerCats Co.(x)*	597	2,167
Vinco Ventures, Inc.(x)*	4,585	29,390

		2,204,544

Multiline Retail (0.1%)
Franchise Group, Inc.	5,598	198,225

Specialty Retail (4.1%)
America’s Car-Mart, Inc.*	1,219	142,355
Barnes & Noble Education, Inc.*	7,514	75,065
Big 5 Sporting Goods Corp.(x)	4,109	94,671
Build-A-Bear Workshop, Inc.*	2,841	48,127
Caleres, Inc.	7,278	161,717
CarLotz, Inc.(x)*	13,921	53,039
Cato Corp. (The), Class A	3,879	64,159
Chico’s FAS, Inc.*	23,641	106,148
Children’s Place, Inc. (The)*	8,836	664,997
Citi Trends, Inc.*	22,045	1,608,403
Conn’s, Inc.*	3,518	80,316
Container Store Group, Inc. (The)*	162,324	1,545,316
Envela Corp.*	1,419	5,903
Express, Inc.*	12,900	60,888
Genesco, Inc.*	2,888	166,724
Haverty Furniture Cos., Inc.	3,271	110,265
Hibbett, Inc.	3,163	223,751
J Jill, Inc.(x)*	836	14,530
JOANN, Inc.(x)	2,465	27,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kirkland’s, Inc.*	2,748	$52,789
Lazydays Holdings, Inc.*	1,379	29,428
LMP Automotive Holdings, Inc.(x)*	1,294	19,915
Lumber Liquidators Holdings, Inc.*	5,637	105,299
MarineMax, Inc.*	13,630	661,328
OneWater Marine, Inc., Class A	2,022	81,305
Party City Holdco, Inc.*	21,749	154,418
Shift Technologies, Inc.(x)*	12,172	84,474
Shoe Carnival, Inc.	3,493	113,243
Sleep Number Corp.*	15,635	1,461,560
Sportsman’s Warehouse Holdings, Inc.*	8,564	150,726
Tilly’s, Inc., Class A	4,554	63,802
TravelCenters of America, Inc.*	2,436	121,288
Winmark Corp.	679	146,005
Xcel Brands, Inc.*	1,648	2,455
Zumiez, Inc.*	4,300	170,968

		8,672,837

Textiles, Apparel & Luxury Goods (0.3%)
Charles & Colvard Ltd.*	5,246	15,633
Crown Crafts, Inc.	1,996	14,770
Culp, Inc.	2,272	29,263
Delta Apparel, Inc.*	1,222	33,373
Fossil Group, Inc.*	9,317	110,406
Jerash Holdings US, Inc.(x)	733	4,926
Lakeland Industries, Inc.(x)*	1,497	31,437
Movado Group, Inc.	3,159	99,477
Rocky Brands, Inc.	1,345	64,036
Superior Group of Cos., Inc.	2,273	52,938
Unifi, Inc.*	2,613	57,303
Vera Bradley, Inc.*	5,061	47,624
Vince Holding Corp.*	647	5,341

		566,527

Total Consumer Discretionary		29,115,165

Consumer Staples (3.9%)
Beverages (1.0%)
Alkaline Water Co., Inc. (The)*	16,599	26,392
Celsius Holdings, Inc.*	23,371	2,105,493
NewAge, Inc.(x)*	25,605	35,591
Reed’s, Inc.(x)*	17,715	10,629
Willamette Valley Vineyards, Inc.*	879	11,181
Zevia PBC, Class A*	1,831	21,075

		2,210,361

Food & Staples Retailing (0.3%)
Chefs’ Warehouse, Inc. (The)*	6,184	201,413
HF Foods Group, Inc.(x)*	7,042	42,604
Ifresh, Inc.(x)*	3,753	3,866
MedAvail Holdings, Inc.(x)*	2,421	7,069
Natural Grocers by Vitamin Cottage, Inc.	1,685	18,906
Rite Aid Corp.(x)*	10,836	153,871
SpartanNash Co.	7,099	155,468
Village Super Market, Inc., Class A	1,710	37,073

		620,270

Food Products (0.2%)
Alico, Inc.	1,043	35,712
Arcadia Biosciences, Inc.(x)*	4,445	9,201
Bridgford Foods Corp.(x)*	344	4,121
Farmer Bros Co.*	3,110	26,155
Laird Superfood, Inc.(x)*	1,290	24,613
Landec Corp.*	5,063	46,681
Lifeway Foods, Inc.(x)*	946	5,288
Limoneira Co.	3,049	49,302
Nuzee, Inc.(x)*	2,032	4,471
Rocky Mountain Chocolate Factory, Inc.*	970	7,178
S&W Seed Co.*	2,725	7,058
Seneca Foods Corp., Class A*	1,227	59,166
Vital Farms, Inc.*	4,815	84,600
Whole Earth Brands, Inc.*	7,403	85,505

		449,051

Household Products (0.6%)
Central Garden & Pet Co.*	23,748	1,139,904
Ocean Bio-Chem, Inc.	743	6,917
Oil-Dri Corp. of America	1,037	36,295

		1,183,116

Personal Products (0.9%)
Beauty Health Co. (The)(x)*	17,161	445,671
elf Beauty, Inc.*	45,390	1,318,580
Grove, Inc.(x)*	503	2,555
Guardion Health Sciences, Inc.(x)*	5,092	6,467
Jupiter Wellness, Inc.(x)*	1,119	1,578
LifeMD, Inc.(x)*	3,559	22,101
Lifevantage Corp.*	2,396	16,221
Mannatech, Inc.	283	9,249
Natural Alternatives International, Inc.(x)*	1,028	13,858
Natural Health Trends Corp.	1,479	10,604
Nature’s Sunshine Products, Inc.	2,417	35,409
Revlon, Inc., Class A(x)*	1,525	15,418
Summer Infant, Inc.*	152	1,313
United-Guardian, Inc.	677	9,600
Veru, Inc.*	12,731	108,595

		2,017,219

Tobacco (0.9%)
22nd Century Group, Inc.(x)*	31,703	93,841
Turning Point Brands, Inc.	37,536	1,792,344

		1,886,185

Total Consumer Staples		8,366,202

Energy (3.0%)
Energy Equipment & Services (0.7%)
Aspen Aerogels, Inc.*	4,319	198,717
Bristow Group, Inc.*	4,662	148,392
Dawson Geophysical Co.*	4,732	11,783
DMC Global, Inc.*	3,656	134,943
ENGlobal Corp.*	3,759	10,037
Exterran Corp.*	4,522	20,078
Forum Energy Technologies, Inc.(x)*	937	21,120
Frank’s International NV*	32,654	96,003
FTS International, Inc., Class A*	1,726	42,460
Geospace Technologies Corp.*	2,489	23,770
Gulf Island Fabrication, Inc.*	2,819	11,191
Helix Energy Solutions Group, Inc.*	28,237	109,560
ION Geophysical Corp.(x)*	5,279	7,021
KLX Energy Services Holdings, Inc.(x)*	1,149	5,469
Mammoth Energy Services, Inc.(x)*	2,876	8,369
MIND Technology, Inc.*	2,375	4,465
Nabors Industries Ltd.*	1,394	134,493
Natural Gas Services Group, Inc.*	2,385	24,756
NCS Multistage Holdings, Inc.*	120	3,522
Newpark Resources, Inc.*	17,521	57,819
Nine Energy Service, Inc.(x)*	3,787	6,930
Nuverra Environmental Solutions, Inc.*	464	917
Oil States International, Inc.*	11,995	76,648
Profire Energy, Inc.*	7,421	8,534
Ranger Energy Services, Inc.*	1,095	10,074
SEACOR Marine Holdings, Inc.*	3,810	17,640
Select Energy Services, Inc., Class A*	12,387	64,289
Smart Sand, Inc.(x)*	4,725	11,576

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Solaris Oilfield Infrastructure, Inc., Class A	6,159	$51,366
TETRA Technologies, Inc.*	24,111	75,226
Tidewater, Inc.*	8,094	97,614
US Silica Holdings, Inc.*	14,426	115,264

		1,610,046

Oil, Gas & Consumable Fuels (2.3%)
Adams Resources & Energy, Inc.	514	15,610
Aemetis, Inc.(x)*	5,404	98,785
Alto Ingredients, Inc.*	14,405	71,161
Altus Midstream Co.	626	43,213
American Resources Corp.(x)*	8,080	15,352
Amplify Energy Corp.*	6,677	35,522
Arch Resources, Inc.*	2,983	276,673
Ardmore Shipping Corp.*	7,139	29,627
Battalion Oil Corp.*	591	5,750
Berry Corp.	13,508	97,393
Bonanza Creek Energy, Inc.	6,095	291,950
Centrus Energy Corp., Class A*	1,889	73,029
CONSOL Energy, Inc.*	6,767	176,077
Contango Oil & Gas Co.*	28,552	130,483
Dorian LPG Ltd.	5,955	73,902
Earthstone Energy, Inc., Class A*	4,626	42,559
Energy Fuels, Inc.(x)*	29,126	204,465
Epsilon Energy Ltd.*	3,044	19,603
Evolution Petroleum Corp.(x)	5,909	33,563
Extraction Oil & Gas, Inc.*	3,084	174,092
Falcon Minerals Corp.	7,859	36,937
Gevo, Inc.(x)*	38,630	256,503
Goodrich Petroleum Corp.*	1,879	44,457
Green Plains, Inc.*	8,312	271,387
Hallador Energy Co.*	4,641	13,737
HighPeak Energy, Inc.(x)	948	8,532
International Seaways, Inc.	9,043	164,763
Laredo Petroleum, Inc.*	2,481	201,135
Lightbridge Corp.(x)*	1,331	6,482
NACCO Industries, Inc., Class A	739	22,052
Navios Maritime Acquisition Corp.(x)	2,603	10,672
NextDecade Corp.(x)*	5,570	15,485
Nordic American Tankers Ltd.(x)	30,375	77,760
Northern Oil and Gas, Inc.	10,316	220,762
Overseas Shipholding Group, Inc., Class A*	13,694	28,484
Par Pacific Holdings, Inc.*	9,007	141,590
Peabody Energy Corp.*	15,881	234,880
PEDEVCO Corp.*	2,945	4,359
Penn Virginia Corp.*	3,055	81,477
PHX Minerals, Inc.	5,705	17,457
PrimeEnergy Resources Corp.(x)*	138	8,287
REX American Resources Corp.*	1,103	88,097
Riley Exploration Permian, Inc.(x)	483	11,341
Ring Energy, Inc.*	19,601	57,823
SandRidge Energy, Inc.*	6,210	80,792
SilverBow Resources, Inc.*	1,330	32,585
Stabilis Solutions, Inc.(x)*	411	2,959
Teekay Corp.(x)*	13,511	49,450
Teekay Tankers Ltd., Class A*	4,700	68,291
Tellurian, Inc.(x)*	70,840	276,984
Uranium Energy Corp.(x)*	45,409	138,497
Ur-Energy, Inc.(x)*	35,578	61,194
VAALCO Energy, Inc.*	10,874	31,970
Vertex Energy, Inc.*	7,445	39,012
Vine Energy, Inc., Class A*	4,944	81,428
W&T Offshore, Inc.*	18,984	70,620

		4,867,050

Total Energy		6,477,096

Financials (12.5%)
Banks (7.3%)
1st Constitution Bancorp	1,768	41,849
ACNB Corp.	1,744	48,832
Affinity Bancshares, Inc.*	1,119	15,744
Allegiance Bancshares, Inc.	4,049	154,469
Amalgamated Financial Corp.	2,758	43,632
Amerant Bancorp, Inc.*	4,102	101,483
American National Bankshares, Inc.	2,227	73,580
AmeriServ Financial, Inc.	3,399	13,290
Ames National Corp.	1,744	40,565
Arrow Financial Corp.	2,850	97,926
Atlantic Capital Bancshares, Inc.*	3,901	103,337
Auburn National BanCorp, Inc.(x)	530	18,020
Bancorp, Inc. (The)*	68,767	1,750,120
Bank First Corp.(x)	1,342	95,108
Bank of Marin Bancorp	3,171	119,705
Bank of Princeton (The)	1,211	36,378
Bank of South Carolina Corp.	791	15,907
Bank of the James Financial Group, Inc.	911	13,301
Bank7 Corp.	559	11,979
BankFinancial Corp.	2,513	28,849
Bankwell Financial Group, Inc.	1,158	34,080
Bar Harbor Bankshares	2,944	82,579
BayCom Corp.*	1,961	36,475
BCB Bancorp, Inc.	2,963	43,734
Blue Ridge Bankshares, Inc.(x)	3,351	58,944
Bryn Mawr Bank Corp.	3,947	181,365
Business First Bancshares, Inc.	3,772	88,227
Byline Bancorp, Inc.	4,903	120,418
C&F Financial Corp.	694	36,858
California Bancorp, Inc.*	1,574	27,152
Cambridge Bancorp	1,379	121,352
Camden National Corp.	2,966	142,071
Capital Bancorp, Inc.	1,593	38,328
Capital City Bank Group, Inc.	2,699	66,773
Capstar Financial Holdings, Inc.	4,020	85,385
Carter Bankshares, Inc.*	5,100	72,522
CB Financial Services, Inc.	1,044	24,043
CBTX, Inc.	3,661	96,577
Central Pacific Financial Corp.	3,773	96,891
Central Valley Community Bancorp	2,043	43,924
Century Bancorp, Inc., Class A	536	61,769
Chemung Financial Corp.	679	30,759
ChoiceOne Financial Services, Inc.	1,465	36,024
Citizens & Northern Corp.	3,188	80,529
Citizens Community Bancorp, Inc.	1,980	27,522
Citizens Holding Co.	898	16,784
Civista Bancshares, Inc.	3,010	69,922
CNB Financial Corp.	3,316	80,711
Coastal Financial Corp.*	1,855	59,100
Codorus Valley Bancorp, Inc.(x)	1,849	41,676
Colony Bankcorp, Inc.	1,669	31,260
Community Bankers Trust Corp.	4,172	47,436
Community Financial Corp. (The)(x)	1,044	38,492
Community Trust Bancorp, Inc.	3,152	132,699
Community West Bancshares	1,479	19,597
ConnectOne Bancorp, Inc.	7,361	220,904
Cortland Bancorp	674	18,744
County Bancorp, Inc.(x)	875	31,894
CrossFirst Bankshares, Inc.*	9,206	119,678
Customers Bancorp, Inc.*	6,155	264,788
Dime Community Bancshares, Inc.	6,864	224,178
Eagle Bancorp Montana, Inc.(x)	1,198	26,799
Emclaire Financial Corp.	490	12,980
Enterprise Bancorp, Inc.	1,885	67,766
Equity Bancshares, Inc., Class A	2,661	88,824
Esquire Financial Holdings, Inc.*	1,299	37,229

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Evans Bancorp, Inc.	1,005	$38,491
Farmers & Merchants Bancorp, Inc.(x)	2,045	45,808
Farmers National Banc Corp.	5,201	81,708
Fidelity D&D Bancorp, Inc.(x)	783	39,487
Financial Institutions, Inc.	3,173	97,252
First Bancorp, Inc. (The)	2,135	62,214
First Bancshares, Inc. (The)	3,983	154,461
First Bank	3,031	42,707
First Business Financial Services, Inc.	1,637	46,998
First Capital, Inc.(x)	617	25,161
First Community Bankshares, Inc.	3,421	108,514
First Community Corp.	1,379	27,511
First Financial Corp.	2,398	100,836
First Financial Northwest, Inc.	1,441	23,589
First Foundation, Inc.	7,859	206,692
First Guaranty Bancshares, Inc.(x)	1,103	22,137
First Internet Bancorp	1,833	57,153
First Mid Bancshares, Inc.	3,331	136,771
First National Corp.(x)	890	20,515
First Northwest Bancorp	1,554	27,288
First of Long Island Corp. (The)	4,478	92,247
First Savings Financial Group, Inc.	1,180	33,182
First United Corp.	1,233	22,934
First US Bancshares, Inc.	1,194	12,824
First Western Financial, Inc.*	1,332	38,615
Five Star Bancorp	1,115	26,693
Flushing Financial Corp.	5,900	133,340
FNCB Bancorp, Inc.(x)	3,265	27,100
Franklin Financial Services Corp.	827	26,753
FVCBankcorp, Inc.*	2,274	45,457
German American Bancorp, Inc.	4,903	189,403
Glen Burnie Bancorp	418	5,162
Great Southern Bancorp, Inc.	2,165	118,664
Guaranty Bancshares, Inc.	1,592	57,073
Hanmi Financial Corp.	6,434	129,066
HarborOne Bancorp, Inc.	9,839	138,140
Hawthorn Bancshares, Inc.	1,123	26,009
HBT Financial, Inc.	1,924	29,918
Heritage Commerce Corp.	11,647	135,455
HomeTrust Bancshares, Inc.	2,986	83,548
Horizon Bancorp, Inc.	8,501	154,463
Howard Bancorp, Inc.*	2,564	51,998
Independent Bank Corp.	4,172	89,615
Investar Holding Corp.	1,911	42,080
Lakeland Bancorp, Inc.	9,861	173,849
Landmark Bancorp, Inc.	749	20,740
LCNB Corp.	2,467	43,518
Level One Bancorp, Inc.	1,052	30,950
Limestone Bancorp, Inc.(x)*	946	17,000
Macatawa Bank Corp.	5,522	44,342
MainStreet Bancshares, Inc.*	1,428	34,258
Malvern Bancorp, Inc.(x)*	1,523	25,876
Mercantile Bank Corp.	3,066	98,204
Meridian Corp.	1,134	32,512
Metrocity Bankshares, Inc.	3,762	78,889
Metropolitan Bank Holding Corp.*	1,513	127,546
Mid Penn Bancorp, Inc.(x)	1,929	53,144
Middlefield Banc Corp.(x)	1,149	27,656
Midland States Bancorp, Inc.	4,477	110,716
MidWestOne Financial Group, Inc.	2,966	89,455
MVB Financial Corp.	1,970	84,375
National Bankshares, Inc.	1,245	45,206
Nicolet Bankshares, Inc.*	2,132	158,152
Northeast Bank	1,487	50,142
Northrim BanCorp, Inc.	1,233	52,415
Norwood Financial Corp.	1,464	37,639
Oak Valley Bancorp(x)	1,451	25,784
Ohio Valley Banc Corp.(x)	840	22,915
Old Point Financial Corp.	840	18,010
Old Second Bancorp, Inc.	5,431	70,929
Orange County Bancorp, Inc.	222	7,801
Origin Bancorp, Inc.	4,380	185,493
Orrstown Financial Services, Inc.	2,219	51,925
Pacific Mercantile Bancorp*	3,612	33,267
Parke Bancorp, Inc.(x)	2,030	44,518
Partners Bancorp(x)	1,964	16,242
Pathfinder Bancorp, Inc.(x)	764	12,453
Patriot National Bancorp, Inc.*	685	7,186
PCB Bancorp(x)	2,355	46,888
Peapack-Gladstone Financial Corp.	3,572	119,162
Penns Woods Bancorp, Inc.	1,383	32,860
Peoples Bancorp of North Carolina, Inc.	846	24,018
Peoples Bancorp, Inc.	5,309	167,817
Peoples Financial Services Corp.	1,411	64,299
Plumas Bancorp	899	28,166
Preferred Bank	2,928	195,239
Primis Financial Corp.	4,884	70,623
Professional Holding Corp., Class A*	2,414	45,383
QCR Holdings, Inc.	3,032	155,966
RBB Bancorp	2,859	72,075
Red River Bancshares, Inc.	880	43,868
Reliant Bancorp, Inc.	3,025	95,560
Republic Bancorp, Inc., Class A	1,897	96,083
Republic First Bancorp, Inc.*	9,356	28,816
Richmond Mutual BanCorp, Inc.	2,151	34,179
Riverview Financial Corp.*	1,925	25,372
Salisbury Bancorp, Inc.	520	27,300
SB Financial Group, Inc.(x)	1,223	22,136
Select Bancorp, Inc.*	2,932	50,577
Shore Bancshares, Inc.	2,315	41,045
Sierra Bancorp	2,841	68,979
Silvergate Capital Corp., Class A*	12,207	1,409,908
SmartFinancial, Inc.	2,668	68,968
Sound Financial Bancorp, Inc.	466	20,970
South Plains Financial, Inc.	2,099	51,174
Southern First Bancshares, Inc.*	1,466	78,431
Southern States Bancshares, Inc.(x)*	340	6,484
Spirit of Texas Bancshares, Inc.	2,535	61,347
Stock Yards Bancorp, Inc.	4,753	278,763
Summit Financial Group, Inc.	2,296	56,275
Summit State Bank(x)	920	18,216
TriState Capital Holdings, Inc.*	5,677	120,069
Union Bankshares, Inc.(x)	864	27,613
United Bancorp, Inc.	1,091	15,656
United Bancshares, Inc.(x)	600	18,300
United Security Bancshares	2,590	20,720
Unity Bancorp, Inc.(x)	1,373	32,128
Univest Financial Corp.	5,813	159,218
US Century Bank, Class A*	651	7,929
Village Bank and Trust Financial Corp.*	107	5,527
Virginia National Bankshares Corp.(x)	977	35,309
Washington Trust Bancorp, Inc.	3,429	181,668
West BanCorp, Inc.	3,189	95,766

		15,544,825

Capital Markets (2.0%)
Ashford, Inc.*	211	3,070
AssetMark Financial Holdings, Inc.*	51,543	1,281,874
Associated Capital Group, Inc., Class A	324	12,121
Blucora, Inc.*	9,569	149,181
Cohen & Co., Inc.(x)	92	1,777
Cowen, Inc., Class A	5,544	190,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Diamond Hill Investment Group, Inc.	598	$105,045
Donnelley Financial Solutions, Inc.*	5,803	200,900
GAMCO Investors, Inc., Class A	1,074	28,332
Greenhill & Co., Inc.	2,814	41,141
Hennessy Advisors, Inc.	1,016	9,774
Heritage Global, Inc.(x)*	4,388	8,600
Manning & Napier, Inc.	2,543	23,218
Oppenheimer Holdings, Inc., Class A	1,885	85,372
Piper Sandler Cos	12,471	1,726,735
Pzena Investment Management, Inc., Class A	3,328	32,747
Safeguard Scientifics, Inc.*	3,899	34,623
Siebert Financial Corp.(x)*	2,598	8,703
Silvercrest Asset Management Group, Inc., Class A	1,872	29,166
StoneX Group, Inc.*	3,327	219,249
Value Line, Inc.	213	7,297
Westwood Holdings Group, Inc.	1,435	27,265

		4,226,405

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	1,056	56,031
Consumer Portfolio Services, Inc.*	3,750	21,937
Curo Group Holdings Corp.	4,166	72,197
Elevate Credit, Inc.*	4,082	16,859
Enova International, Inc.*	7,196	248,622
EZCORP, Inc., Class A*	9,703	73,452
Medallion Financial Corp.*	3,983	31,227
Nicholas Financial, Inc.*	891	10,959
Oportun Financial Corp.*	4,037	101,046
Regional Management Corp.	1,574	91,575
World Acceptance Corp.(x)*	853	161,712

		885,617

Diversified Financial Services (0.2%)
Alerus Financial Corp.	3,029	90,507
A-Mark Precious Metals, Inc.	1,725	103,534
Banco Latinoamericano de Comercio Exterior SA, Class E	6,111	107,187
FlexShopper, Inc.*	3,083	9,588
Greenidge Generation Holdings, Inc.(x)*	305	7,790
GWG Holdings, Inc.(x)*	592	5,920
Marlin Business Services Corp.	1,584	35,212
SWK Holdings Corp.*	703	12,773

		372,511

Insurance (0.7%)
Ambac Financial Group, Inc.*	8,930	127,878
Atlantic American Corp.	932	3,905
Citizens, Inc.(x)*	9,805	60,889
Crawford & Co., Class A	3,117	27,959
Donegal Group, Inc., Class A	2,865	41,514
FedNat Holding Co.	3,457	8,539
FG Financial Group, Inc.*	294	1,485
Greenlight Capital Re Ltd., Class A*	5,024	37,127
Hallmark Financial Services, Inc.*	2,796	10,205
HCI Group, Inc.	1,118	123,841
Heritage Insurance Holdings, Inc.	5,003	34,070
ICC Holdings, Inc.*	194	3,294
Independence Holding Co.	818	40,565
Investors Title Co.	256	46,746
Kingstone Cos., Inc.	2,154	14,259
Kingsway Financial Services, Inc.(x)*	2,162	11,586
Maiden Holdings Ltd.*	13,249	41,867
MBIA, Inc.*	9,373	120,443
MetroMile, Inc.(x)*	7,119	25,272
Midwest Holding, Inc.*	494	19,217
National Western Life Group, Inc., Class A	512	107,822
NI Holdings, Inc.*	1,645	28,886
State Auto Financial Corp.	3,481	177,357
Tiptree, Inc.	4,452	44,609
Trean Insurance Group, Inc.*	3,319	34,352
Trupanion, Inc.*	1,982	153,942
United Fire Group, Inc.	4,185	96,673
United Insurance Holdings Corp.	4,425	16,063
Universal Insurance Holdings, Inc.	5,468	71,303
Vericity, Inc.(x)*	315	2,977

		1,534,645

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	1,922	31,079
AFC Gamma, Inc. (REIT)	1,732	37,377
AG Mortgage Investment Trust, Inc. (REIT)(x)	3,247	37,113
Angel Oak Mortgage, Inc. (REIT)(x)	1,374	23,262
Ares Commercial Real Estate Corp. (REIT)	8,637	130,246
Arlington Asset Investment Corp. (REIT), Class A(x)*	5,963	22,063
ARMOUR Residential REIT, Inc. (REIT)(x)	16,320	175,930
Capstead Mortgage Corp. (REIT)	18,912	126,521
Cherry Hill Mortgage Investment Corp. (REIT)(x)	3,324	29,517
Dynex Capital, Inc. (REIT)	6,729	116,277
Ellington Financial, Inc. (REIT)	9,197	168,213
Ellington Residential Mortgage REIT (REIT)(x)	2,337	26,081
Granite Point Mortgage Trust, Inc. (REIT)	10,751	141,591
Great Ajax Corp. (REIT)	4,275	57,670
Invesco Mortgage Capital, Inc. (REIT)(x)	57,455	180,983
Lument Finance Trust, Inc. (REIT)	4,149	16,430
Manhattan Bridge Capital, Inc. (REIT)(x)	1,330	9,044
Nexpoint Real Estate Finance, Inc. (REIT)	930	18,116
Orchid Island Capital, Inc. (REIT)(x)	24,312	118,886
Ready Capital Corp. (REIT)	11,432	164,964
Sachem Capital Corp. (REIT)	4,266	23,292
Tremont Mortgage Trust (REIT)(x)	1,606	8,383
Western Asset Mortgage Capital Corp. (REIT)(x)	11,367	29,668

		1,692,706

Thrifts & Mortgage Finance (1.1%)
1895 Bancorp of Wisconsin, Inc.*	605	6,607
Blue Foundry Bancorp(x)*	5,503	75,886
Bogota Financial Corp.*	1,308	13,525
Bridgewater Bancshares, Inc.*	4,198	73,507
Broadway Financial Corp.(x)*	4,676	15,524
CBM Bancorp, Inc.	637	10,332
CF Bankshares, Inc.	875	17,894
Cincinnati Bancorp, Inc.*	400	5,968
Elmira Savings Bank(x)	610	8,119
ESSA Bancorp, Inc.	1,754	29,116
Federal Agricultural Mortgage Corp., Class C	1,836	199,243
FFBW, Inc.*	1,259	14,932
Finance of America Cos., Inc., Class A(x)*	6,868	33,997
First Seacoast Bancorp*	551	5,389
FS Bancorp, Inc.	1,413	48,904
Greene County Bancorp, Inc.(x)	622	22,597
Guaranty Federal Bancshares, Inc.	662	15,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hingham Institution For Savings (The)	291	$97,980
HMN Financial, Inc.*	690	16,125
Home Bancorp, Inc.	1,553	60,070
Home Federal Bancorp, Inc. of Louisiana(x)	546	10,369
Home Point Capital, Inc.(x)	1,664	6,856
HomeStreet, Inc.	3,975	163,571
HV Bancorp, Inc.(x)*	246	5,400
IF Bancorp, Inc.(x)	501	11,358
Impac Mortgage Holdings, Inc.*	2,666	3,759
Kentucky First Federal Bancorp(x)	807	5,762
Lake Shore Bancorp, Inc.(x)	411	6,161
Luther Burbank Corp.	2,957	39,653
Magyar Bancorp, Inc.*	580	6,560
Merchants Bancorp	1,960	77,361
Meridian Bancorp, Inc.	9,230	191,615
Mid-Southern Bancorp, Inc.	658	10,002
Northeast Community Bancorp, Inc.(x)	1,888	20,560
Northfield Bancorp, Inc.	8,883	152,432
Oconee Federal Financial Corp.	206	4,779
Ocwen Financial Corp.*	1,604	45,120
OP Bancorp	2,308	23,680
PB Bankshares, Inc.*	511	6,914
PCSB Financial Corp.	2,747	50,655
PDL Community Bancorp*	1,471	21,344
Pioneer Bancorp, Inc.*	2,250	28,440
Premier Financial Corp.	7,368	234,597
Provident Bancorp, Inc.	3,038	48,669
Provident Financial Holdings, Inc.(x)	1,169	19,966
Prudential Bancorp, Inc.(x)	1,262	19,258
Randolph Bancorp, Inc.*	825	17,803
Rhinebeck Bancorp, Inc.*	979	10,671
Riverview Bancorp, Inc.	4,106	29,851
Security National Financial Corp., Class A(x)*	1,806	14,860
Severn Bancorp, Inc.	1,544	19,331
Southern Missouri Bancorp, Inc.	1,491	66,931
Sterling Bancorp, Inc.*	3,537	18,251
TC Bancshares, Inc.(x)*	929	12,987
Territorial Bancorp, Inc.	1,644	41,725
Texas Community Bancshares, Inc.*	546	8,436
Timberland Bancorp, Inc.	1,534	44,409
Velocity Financial, Inc.(x)*	1,553	20,437
Waterstone Financial, Inc.	4,391	89,972
Western New England Bancorp, Inc.	4,267	36,397
William Penn Bancorp(x)	2,121	25,897
WVS Financial Corp.	330	5,267

		2,449,762

Total Financials		26,706,471

Health Care (29.4%)
Biotechnology (14.3%)
180 Life Sciences Corp.*	1,979	10,706
4D Molecular Therapeutics, Inc.(x)*	4,107	110,766
89bio, Inc.(x)*	1,880	36,829
Abeona Therapeutics, Inc.*	17,977	20,134
Acorda Therapeutics, Inc.(x)*	1,960	9,016
Actinium Pharmaceuticals, Inc.(x)*	4,074	36,096
Acumen Pharmaceuticals, Inc.(x)*	1,847	27,446
Acurx Pharmaceuticals, Inc.*	647	3,326
Adamas Pharmaceuticals, Inc.*	7,507	36,859
Adicet Bio, Inc.(x)*	4,366	34,229
Aditxt, Inc.(x)*	2,410	4,073
ADMA Biologics, Inc.(x)*	23,870	26,973
Adverum Biotechnologies, Inc.(x)*	16,767	36,384
Aeglea BioTherapeutics, Inc.*	7,883	62,670
Aerovate Therapeutics, Inc.(x)*	1,942	40,743
Affimed NV*	22,827	141,071
Agenus, Inc.*	40,715	213,754
AgeX Therapeutics, Inc.(x)*	4,329	4,069
Aileron Therapeutics, Inc.(x)*	14,981	15,281
AIM ImmunoTech, Inc.*	9,870	19,937
Akebia Therapeutics, Inc.*	34,182	98,444
Akero Therapeutics, Inc.*	5,030	112,420
Akouos, Inc.(x)*	4,709	54,671
Albireo Pharma, Inc.*	3,303	103,054
Aldeyra Therapeutics, Inc.*	9,522	83,603
Aligos Therapeutics, Inc.*	4,188	64,956
Allena Pharmaceuticals, Inc.(x)*	11,429	10,311
Alpine Immune Sciences, Inc.(x)*	2,348	25,053
Altimmune, Inc.(x)*	7,790	88,105
AnaptysBio, Inc.*	3,855	104,548
Anavex Life Sciences Corp.(x)*	12,629	226,691
Anika Therapeutics, Inc.*	2,836	120,700
Anixa Biosciences, Inc.*	5,290	25,233
Annexon, Inc.*	6,127	114,023
Annovis Bio, Inc.(x)*	1,075	34,131
Applied Genetic Technologies Corp.(x)*	8,128	24,465
Applied Therapeutics, Inc.*	3,481	57,785
Aprea Therapeutics, Inc.(x)*	3,769	19,260
Aptevo Therapeutics, Inc.*	524	8,091
Aptinyx, Inc.*	9,431	22,069
AquaBounty Technologies, Inc.(x)*	10,210	41,555
Aravive, Inc.*	3,116	11,592
Arbutus Biopharma Corp.(x)*	15,729	67,477
ARCA biopharma, Inc.(x)*	3,131	9,268
Arcturus Therapeutics Holdings, Inc.*	4,156	198,574
Ardelyx, Inc.*	17,197	22,700
Aridis Pharmaceuticals, Inc.*	1,851	6,812
Armata Pharmaceuticals, Inc.*	1,996	7,226
Assembly Biosciences, Inc.*	8,408	29,260
Astria Therapeutics, Inc.(x)*	882	7,797
Athenex, Inc.(x)*	16,963	51,059
Athersys, Inc.(x)*	39,717	52,824
Atossa Therapeutics, Inc.(x)*	22,727	74,090
Atreca, Inc., Class A(x)*	4,938	30,764
aTyr Pharma, Inc.*	3,320	30,146
AVEO Pharmaceuticals, Inc.(x)*	5,861	36,221
Avid Bioservices, Inc.*	11,889	256,446
Avidity Biosciences, Inc.*	7,393	182,090
Avita Medical, Inc.(x)*	4,789	84,861
Avrobio, Inc.*	7,510	41,906
Axcella Health, Inc.(x)*	3,927	11,702
Aziyo Biologics, Inc., Class A(x)*	482	3,408
Beam Therapeutics, Inc.*	6,765	588,623
Benitec Biopharma, Inc.*	1,693	6,044
Beyondspring, Inc.(x)*	4,390	69,186
BioCardia, Inc.(x)*	2,691	8,450
Biocept, Inc.(x)*	2,888	11,581
Biomea Fusion, Inc.(x)*	1,813	21,702
Bio-Path Holdings, Inc.(x)*	1,502	7,705
BioVie, Inc.(x)*	508	3,419
Bioxcel Therapeutics, Inc.(x)*	3,384	102,704
Bolt Biotherapeutics, Inc.(x)*	4,465	56,482
BrainStorm Cell Therapeutics, Inc.(x)*	6,757	22,298
Cabaletta Bio, Inc.*	3,149	38,292
Caladrius Biosciences, Inc.(x)*	12,551	15,312
Calithera Biosciences, Inc.*	13,086	28,527
Calyxt, Inc.*	2,773	9,345
Candel Therapeutics, Inc.(x)*	1,597	17,311
Capricor Therapeutics, Inc.(x)*	4,517	18,158
Cardiff Oncology, Inc.(x)*	7,612	50,696
CareDx, Inc.*	18,940	1,200,228

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CASI Pharmaceuticals, Inc.*	22,918	$27,272
Catalyst Biosciences, Inc.(x)*	5,711	23,472
Catalyst Pharmaceuticals, Inc.*	18,832	99,810
Celcuity, Inc.(x)*	1,871	33,678
Celldex Therapeutics, Inc.*	9,050	488,609
Cellectar Biosciences, Inc.(x)*	10,900	10,082
CEL-SCI Corp.(x)*	7,058	77,567
Celsion Corp.(x)*	17,954	16,597
Checkmate Pharmaceuticals, Inc.(x)*	1,806	7,170
Checkpoint Therapeutics, Inc.(x)*	12,893	42,547
ChemoCentryx, Inc.*	10,626	181,705
Chimerix, Inc.*	14,626	90,535
Chinook Therapeutics, Inc.*	6,626	84,548
Cidara Therapeutics, Inc.(x)*	9,339	20,919
Clene, Inc.(x)*	3,826	26,132
Clovis Oncology, Inc.(x)*	22,059	98,383
Codiak Biosciences, Inc.*	3,106	50,721
Cogent Biosciences, Inc.(x)*	7,287	61,284
Cohbar, Inc.(m)(x)*	9,455	9,077
Concert Pharmaceuticals, Inc.*	6,725	21,991
ContraFect Corp.(x)*	8,319	33,692
Corbus Pharmaceuticals Holdings, Inc.(x)*	25,419	25,927
Corvus Pharmaceuticals, Inc.*	5,421	26,238
Crinetics Pharmaceuticals, Inc.*	7,295	153,560
CTI BioPharma Corp.(x)*	16,966	50,050
Cue Biopharma, Inc.*	6,025	87,784
Curis, Inc.*	130,345	1,020,601
Cyclacel Pharmaceuticals, Inc.(x)*	1,924	10,139
Cyclerion Therapeutics, Inc.*	6,103	18,736
Cyclo Therapeutics, Inc.(x)*	812	5,481
CytomX Therapeutics, Inc.*	12,717	64,730
Decibel Therapeutics, Inc.*	2,563	19,761
DermTech, Inc.(x)*	4,750	152,522
DiaMedica Therapeutics, Inc.*	3,940	15,799
Dyadic International, Inc.(x)*	4,233	23,535
Dynavax Technologies Corp.*	21,238	407,982
Eagle Pharmaceuticals, Inc.*	2,290	127,736
Eiger BioPharmaceuticals, Inc.*	6,226	41,590
Eledon Pharmaceuticals, Inc.(x)*	2,718	16,797
Elevation Oncology, Inc.(x)*	1,158	9,021
Eliem Therapeutics, Inc.*	1,365	24,543
Enochian Biosciences, Inc.*	3,184	21,428
Entasis Therapeutics Holdings, Inc.(x)*	2,179	7,278
Epizyme, Inc.*	17,552	89,866
Equillium, Inc.(x)*	2,605	17,766
Evelo Biosciences, Inc.(x)*	5,843	41,135
Exicure, Inc.(x)*	12,755	15,306
Fennec Pharmaceuticals, Inc.*	3,380	31,840
Finch Therapeutics Group, Inc.(x)*	1,581	20,553
Flexion Therapeutics, Inc.*	9,585	58,468
Foghorn Therapeutics, Inc.(x)*	3,820	53,213
Forte Biosciences, Inc.(x)*	2,377	7,036
Fortress Biotech, Inc.*	13,577	43,718
Frequency Therapeutics, Inc.(x)*	6,251	44,132
G1 Therapeutics, Inc.(x)*	7,707	103,428
Gain Therapeutics, Inc.(x)*	812	6,045
Galectin Therapeutics, Inc.(x)*	7,841	30,423
Galera Therapeutics, Inc.*	2,856	23,134
Gemini Therapeutics, Inc.(x)*	4,583	18,515
Genocea Biosciences, Inc.(x)*	8,155	15,658
Genprex, Inc.(x)*	9,588	25,696
GeoVax Labs, Inc.(x)*	1,315	5,681
Geron Corp.(x)*	59,404	81,383
GlycoMimetics, Inc.(x)*	9,067	19,857
Gossamer Bio, Inc.*	12,176	153,052
Graphite Bio, Inc.(x)*	3,167	51,907
Greenwich Lifesciences, Inc.(x)*	769	30,045
Gritstone bio, Inc.(x)*	7,939	85,741
GT Biopharma, Inc.(x)*	3,443	23,206
Harpoon Therapeutics, Inc.*	3,494	27,603
HCW Biologics, Inc.(x)*	1,180	3,764
Heat Biologics, Inc.(x)*	4,585	27,281
Homology Medicines, Inc.*	8,191	64,463
Hookipa Pharma, Inc.*	3,977	23,425
Humanigen, Inc.(x)*	9,123	54,099
iBio, Inc.(x)*	42,180	44,711
Icosavax, Inc.(x)*	2,616	77,407
Ideaya Biosciences, Inc.*	6,437	164,079
Idera Pharmaceuticals, Inc.(x)*	8,571	8,828
Imago Biosciences, Inc.(x)*	1,891	37,877
ImmuCell Corp.*	1,094	10,109
Immuneering Corp., Class A(x)*	1,601	42,507
Immunic, Inc.(x)*	3,627	32,099
ImmunoGen, Inc.*	38,867	220,376
Immunome, Inc.(x)*	1,622	39,496
Impel Neuropharma, Inc.(x)*	1,076	13,106
IN8bio, Inc.(x)*	671	4,630
Infinity Pharmaceuticals, Inc.(x)*	17,131	58,588
Inhibikase Therapeutics, Inc.(x)*	3,408	6,475
Inhibrx, Inc.(x)*	5,493	182,972
Inmune Bio, Inc.(x)*	1,691	32,839
Inozyme Pharma, Inc.*	2,724	31,571
Insmed, Inc.(x)*	19,777	544,659
Intercept Pharmaceuticals, Inc.(x)*	5,441	80,799
iTeos Therapeutics, Inc.*	3,953	106,731
IVERIC bio, Inc.*	20,521	333,261
Janux Therapeutics, Inc.*	2,577	55,740
Jounce Therapeutics, Inc.*	6,467	48,050
Kadmon Holdings, Inc.*	34,109	297,089
KalVista Pharmaceuticals, Inc.*	3,976	69,381
Karuna Therapeutics, Inc.*	9,277	1,134,855
Karyopharm Therapeutics, Inc.(x)*	14,083	81,963
Keros Therapeutics, Inc.*	3,040	120,262
Kezar Life Sciences, Inc.*	6,693	57,827
Kintara Therapeutics, Inc.(x)*	5,855	5,036
Kiromic BioPharma, Inc.(x)*	2,234	6,858
Krystal Biotech, Inc.*	30,065	1,569,694
La Jolla Pharmaceutical Co.(x)*	3,756	14,986
Lantern Pharma, Inc.(x)*	1,310	14,646
Larimar Therapeutics, Inc.(x)*	2,261	26,069
Leap Therapeutics, Inc.(x)*	8,889	35,645
Lexicon Pharmaceuticals, Inc.*	13,330	64,117
Lineage Cell Therapeutics, Inc.(x)*	25,494	64,245
Lixte Biotechnology Holdings, Inc.*	303	630
LogicBio Therapeutics, Inc.*	4,496	20,592
Lumos Pharma, Inc.(x)*	1,386	13,181
MacroGenics, Inc.*	27,871	583,619
Magenta Therapeutics, Inc.*	5,703	41,518
MannKind Corp.(x)*	48,577	211,310
Marker Therapeutics, Inc.*	12,376	20,915
MediciNova, Inc.(x)*	8,924	33,822
MEI Pharma, Inc.*	21,210	58,540
MeiraGTx Holdings plc*	5,954	78,474
Merrimack Pharmaceuticals, Inc.(x)*	2,218	10,713
Mersana Therapeutics, Inc.*	14,184	133,755
Metacrine, Inc.*	3,071	10,534
MiMedx Group, Inc.*	21,849	132,405
Minerva Neurosciences, Inc.(x)*	7,453	12,968
Mirum Pharmaceuticals, Inc.*	790	15,737
Molecular Templates, Inc.*	7,146	47,950
Moleculin Biotech, Inc.(x)*	5,836	17,508
Monopar Therapeutics, Inc.*	784	3,795
Mustang Bio, Inc.*	13,405	36,059
Myovant Sciences Ltd.(x)*	56,450	1,266,738
NanoViricides, Inc.(x)*	2,165	10,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Navidea Biopharmaceuticals, Inc.(x)*	4,175	$7,306
Neoleukin Therapeutics, Inc.*	6,893	49,836
NeuBase Therapeutics, Inc.(x)*	5,465	19,729
NeuroBo Pharmaceuticals, Inc.*	1,902	7,075
NexImmune, Inc.(x)*	3,426	51,870
NextCure, Inc.*	3,943	26,576
Nkarta, Inc.(x)*	2,767	76,950
Nuvalent, Inc., Class A(x)*	2,092	47,175
Nymox Pharmaceutical Corp.(x)*	9,318	19,195
Olema Pharmaceuticals, Inc.*	4,943	136,229
Omega Therapeutics, Inc.(x)*	1,420	26,767
Oncocyte Corp.*	11,755	41,848
Oncorus, Inc.(x)*	3,935	36,753
OncoSec Medical, Inc.(x)*	4,993	10,635
Oncternal Therapeutics, Inc.*	8,414	35,086
OpGen, Inc.(x)*	8,156	23,489
Organovo Holdings, Inc.(x)*	1,550	10,540
Orgenesis, Inc.(x)*	4,554	22,542
ORIC Pharmaceuticals, Inc.*	6,210	129,851
Outlook Therapeutics, Inc.(x)*	16,769	36,389
Ovid therapeutics, Inc.(x)*	10,971	36,863
Oyster Point Pharma, Inc.*	2,335	27,670
Panbela Therapeutics, Inc.(x)*	1,662	3,607
PDS Biotechnology Corp.(x)*	4,541	67,661
PhaseBio Pharmaceuticals, Inc.(x)*	7,538	23,443
Phio Pharmaceuticals Corp.*	3,001	6,062
Pieris Pharmaceuticals, Inc.*	10,304	53,272
Plus Therapeutics, Inc.(x)*	2,202	4,206
Portage Biotech, Inc.(x)*	942	19,141
Poseida Therapeutics, Inc.(x)*	5,585	40,715
Precision BioSciences, Inc.*	9,872	113,923
Prometheus Biosciences, Inc.*	2,223	52,707
Protagonist Therapeutics, Inc.*	8,803	155,989
Protalix BioTherapeutics, Inc.(x)*	8,302	11,042
Protara Therapeutics, Inc.*	2,111	14,608
Prothena Corp. plc*	6,883	490,276
Puma Biotechnology, Inc.*	6,207	43,511
Qualigen Therapeutics, Inc.(x)*	5,887	7,653
Rallybio Corp.(x)*	1,328	23,346
RAPT Therapeutics, Inc.*	4,185	129,944
Reneo Pharmaceuticals, Inc.(x)*	1,318	9,819
Rezolute, Inc.*	933	6,923
Rigel Pharmaceuticals, Inc.*	478,543	1,737,111
Rocket Pharmaceuticals, Inc.*	25,377	758,519
Salarius Pharmaceuticals, Inc.(x)*	9,363	9,550
Savara, Inc.*	16,369	22,589
Scholar Rock Holding Corp.*	5,445	179,794
Scopus Biopharma, Inc.(x)*	1,268	5,262
Selecta Biosciences, Inc.*	17,575	73,112
SELLAS Life Sciences Group, Inc.(x)*	3,201	29,321
Sensei Biotherapeutics, Inc.(x)*	4,045	42,553
Sera Prognostics, Inc., Class A(x)*	725	8,055
Sesen Bio, Inc.(x)*	38,723	30,715
Sierra Oncology, Inc.*	1,287	28,211
Sigilon Therapeutics, Inc.*	2,867	16,199
Sio Gene Therapies, Inc.*	9,911	21,507
Soleno Therapeutics, Inc.*	11,459	10,594
Solid Biosciences, Inc.*	11,098	26,524
Soligenix, Inc.(x)*	8,408	8,912
Spectrum Pharmaceuticals, Inc.*	31,322	68,282
Spero Therapeutics, Inc.*	4,738	87,227
Spruce Biosciences, Inc.(x)*	1,810	10,878
SQZ Biotechnologies Co.(x)*	4,470	64,457
Statera Biopharma, Inc.(x)*	1,323	3,056
Summit Therapeutics, Inc.(x)*	5,155	25,827
Surface Oncology, Inc.*	7,053	53,391
Sutro Biopharma, Inc.*	8,518	160,905
Syndax Pharmaceuticals, Inc.*	39,119	747,564
Synlogic, Inc.*	6,119	18,663
Syros Pharmaceuticals, Inc.(x)*	11,235	50,220
T2 Biosystems, Inc.(x)*	26,712	24,447
Talaris Therapeutics, Inc.(x)*	1,885	25,561
Taysha Gene Therapies, Inc.(x)*	4,428	82,449
TCR2 Therapeutics, Inc.*	6,081	51,749
Tenax Therapeutics, Inc.(x)*	2,134	3,777
Tenaya Therapeutics, Inc.(x)*	2,716	56,085
TG Therapeutics, Inc.*	20,231	673,288
Tonix Pharmaceuticals Holding Corp.(x)*	69,041	41,501
Tracon Pharmaceuticals, Inc.*	2,599	10,058
TransCode Therapeutics, Inc.(x)*	1,385	4,141
Trevena, Inc.(x)*	31,301	38,500
Trillium Therapeutics, Inc.(x)*	19,575	343,737
TScan Therapeutics, Inc.(x)*	1,117	9,316
Turning Point Therapeutics, Inc.*	8,178	543,265
Tyme Technologies, Inc.(x)*	14,865	15,311
Unicycive Therapeutics, Inc.(x)*	1,301	3,682
UNITY Biotechnology, Inc.*	7,493	22,479
UroGen Pharma Ltd.(x)*	3,802	63,950
Vaccinex, Inc.(x)*	3,532	7,629
Vanda Pharmaceuticals, Inc.*	10,790	184,941
Vaxart, Inc.(x)*	23,496	186,793
Vaxcyte, Inc.(x)*	7,946	201,590
VBI Vaccines, Inc.(x)*	36,563	113,711
Vera Therapeutics, Inc.(x)*	1,354	23,492
Verastem, Inc.*	175,735	541,264
Viking Therapeutics, Inc.(x)*	13,495	84,749
Vincerx Pharma, Inc.(x)*	2,514	40,651
Viracta Therapeutics, Inc.(x)*	7,263	58,249
Viridian Therapeutics, Inc.(x)*	1,752	28,820
Virios Therapeutics, Inc.(x)*	1,339	7,083
VistaGen Therapeutics, Inc.(x)*	38,616	105,808
Vor BioPharma, Inc.(x)*	3,697	57,969
Voyager Therapeutics, Inc.(x)*	4,791	12,600
vTv Therapeutics, Inc., Class A(x)*	4,244	6,493
Vyant Bio, Inc.*	6,195	14,434
Werewolf Therapeutics, Inc.(x)*	1,585	27,199
Windtree Therapeutics, Inc.(x)*	4,060	8,364
X4 Pharmaceuticals, Inc.*	4,959	26,233
XBiotech, Inc.(x)	2,862	37,063
Xenon Pharmaceuticals, Inc.*	43,986	672,106
XOMA Corp.(x)*	1,123	27,794
Yield10 Bioscience, Inc.(x)*	851	5,166
Yumanity Therapeutics, Inc.(x)*	1,867	19,267
ZIOPHARM Oncology, Inc.(x)*	42,189	76,784

		30,503,444

Health Care Equipment & Supplies (7.9%)
Accelerate Diagnostics, Inc.(x)*	6,320	36,846
Accuray, Inc.*	18,522	73,162
Acutus Medical, Inc.(x)*	3,716	32,849
Alphatec Holdings, Inc.*	13,898	169,417
AngioDynamics, Inc.*	7,284	188,947
Apollo Endosurgery, Inc.*	3,524	31,927
Apyx Medical Corp.*	6,125	84,831
Asensus Surgical, Inc.(x)*	45,396	83,983
Aspira Women’s Health, Inc.(x)*	14,310	46,507
Avinger, Inc.(x)*	20,440	15,207
Axonics, Inc.*	38,633	2,514,622
Bellerophon Therapeutics, Inc.(x)*	1,478	6,001
Beyond Air, Inc.*	3,982	44,280
BioLife Solutions, Inc.*	4,809	203,517
Biomerica, Inc.(x)*	1,901	8,555
BioSig Technologies, Inc.(x)*	5,623	16,757
Bioventus, Inc., Class A(x)*	3,142	44,491
Chembio Diagnostics, Inc.(x)*	5,645	14,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
ClearPoint Neuro, Inc.(x)*	3,728	$66,172
Co-Diagnostics, Inc.(x)*	5,338	51,939
CryoPort, Inc.*	22,680	1,508,447
Cutera, Inc.*	3,462	161,329
CVRx, Inc.(x)*	1,569	25,951
CytoSorbents Corp.*	8,087	65,666
DarioHealth Corp.(x)*	2,549	34,794
Delcath Systems, Inc.(x)*	1,107	11,557
Ekso Bionics Holdings, Inc.(x)*	2,652	12,252
ElectroCore, Inc.*	12,435	14,052
Electromed, Inc.*	1,354	14,650
ENDRA Life Sciences, Inc.(x)*	8,073	13,966
Femasys, Inc.(x)*	500	3,545
FONAR Corp.*	1,135	17,547
GBS, Inc.(x)*	1,625	4,095
Hancock Jaffe Laboratories, Inc.(x)*	1,596	16,566
Helius Medical Technologies, Inc.(x)*	465	6,524
Intersect ENT, Inc.*	6,546	178,051
IntriCon Corp.*	1,624	29,492
Invacare Corp.*	6,597	31,402
INVO BioScience, Inc.*	1,501	4,848
iRadimed Corp.*	1,221	41,013
IRIDEX Corp.*	2,651	20,307
Kewaunee Scientific Corp.*	471	6,227
Lantheus Holdings, Inc.*	13,263	340,594
LeMaitre Vascular, Inc.	3,679	195,318
LENSAR, Inc.(x)*	1,911	15,040
Lucira Health, Inc.(x)*	3,087	23,461
Meridian Bioscience, Inc.*	8,409	161,789
Microbot Medical, Inc.(x)*	1,416	9,954
Milestone Scientific, Inc.(x)*	10,279	19,222
Misonix, Inc.*	2,394	60,568
Motus GI Holdings, Inc.(x)*	9,142	6,303
Myomo, Inc.(x)*	1,054	12,532
Natus Medical, Inc.*	6,663	167,108
Nemaura Medical, Inc.(x)*	2,324	13,967
Neuronetics, Inc.*	5,263	34,525
NeuroPace, Inc.(x)*	38,822	615,329
OraSure Technologies, Inc.*	14,089	159,347
Orthofix Medical, Inc.*	3,752	143,026
OrthoPediatrics Corp.*	33,644	2,204,018
Outset Medical, Inc.*	23,008	1,137,516
PAVmed, Inc.*	13,998	119,543
Predictive Oncology, Inc.(x)*	10,288	13,683
Pro-Dex, Inc.*	456	11,824
Pulmonx Corp.(x)*	33,964	1,222,025
Pulse Biosciences, Inc.(x)*	2,741	59,206
Quotient Ltd.*	15,165	35,486
Repro-Med Systems, Inc.(x)*	6,342	18,075
Retractable Technologies, Inc.(x)*	3,318	36,598
ReWalk Robotics Ltd.(x)*	9,766	14,747
RxSight, Inc.(x)*	1,585	20,082
Sanara Medtech, Inc.(x)*	630	21,445
SeaSpine Holdings Corp.*	6,177	97,164
Second Sight Medical Products, Inc.(x)*	3,639	11,608
Senseonics Holdings, Inc.(x)*	84,912	287,852
Sensus Healthcare, Inc.(x)*	2,682	9,655
Shockwave Medical, Inc.*	5,311	1,093,429
SI-BONE, Inc.*	30,312	649,283
Sientra, Inc.*	11,537	66,107
SiNtx Technologies, Inc.(x)*	5,207	6,665
Soliton, Inc.(x)*	2,272	46,258
Stereotaxis, Inc.*	9,746	52,433
Strata Skin Sciences, Inc.(x)*	4,539	8,352
Surgalign Holdings, Inc.*	18,611	20,286
Surmodics, Inc.*	2,662	148,007
Talis Biomedical Corp.(x)*	3,080	19,250
Tela Bio, Inc.*	1,457	19,903
TransMedics Group, Inc.*	5,098	168,693
Treace Medical Concepts, Inc.*	28,444	765,144
Utah Medical Products, Inc.	692	64,245
Vapotherm, Inc.*	4,470	99,547
Venus Concept, Inc.(x)*	4,469	11,217
ViewRay, Inc.*	27,216	196,227
VolitionRX Ltd.*	7,231	22,416
Xtant Medical Holdings, Inc.(x)*	1,159	1,286
Zynex, Inc.(x)*	3,820	43,510

		16,757,271

Health Care Providers & Services (1.7%)
Akumin, Inc.(x)*	12,044	29,508
Apollo Medical Holdings, Inc.(x)*	7,427	676,228
Apria, Inc.*	2,969	110,298
Avalon GloboCare Corp.(x)*	4,288	3,808
Biodesix, Inc.(x)*	2,584	21,240
Capital Senior Living Corp.*	269	9,474
Castle Biosciences, Inc.*	21,005	1,396,832
Cross Country Healthcare, Inc.*	7,068	150,124
Enzo Biochem, Inc.(x)*	8,538	30,225
Exagen, Inc.*	1,966	26,738
Five Star Senior Living, Inc.*	4,048	17,730
Great Elm Group, Inc.*	3,472	7,881
Hanger, Inc.*	7,354	161,494
Imac Holdings, Inc.(x)*	4,831	7,150
InfuSystem Holdings, Inc.*	3,466	45,162
Joint Corp. (The)*	2,724	267,006
Novo Integrated Sciences, Inc.(x)*	1,080	2,020
Ontrak, Inc.(x)*	1,820	18,273
PetIQ, Inc.(x)*	5,292	132,141
Precipio, Inc.(x)*	3,586	10,113
Progenity, Inc.(x)*	4,093	6,221
Psychemedics Corp.*	1,086	9,231
RadNet, Inc.*	8,958	262,559
Regional Health Properties, Inc.(x)*	332	2,623
Sharps Compliance Corp.*	2,973	24,587
SOC Telemed, Inc.(x)*	11,637	26,300
Triple-S Management Corp., Class B*	4,472	158,175
Viemed Healthcare, Inc.*	6,872	38,140
Vivos Therapeutics, Inc.(x)*	3,409	13,772

		3,665,053

Health Care Technology (1.0%)
CareCloud, Inc.*	1,926	14,676
Castlight Health, Inc., Class B*	24,959	39,186
Computer Programs and Systems, Inc.*	2,809	99,607
Convey Holding Parent, Inc.(x)*	2,570	21,588
Forian, Inc.*	3,822	39,443
Health Catalyst, Inc.*	26,085	1,304,511
HealthStream, Inc.*	4,953	141,557
iCAD, Inc.*	4,322	46,461
iSpecimen, Inc.(x)*	583	3,405
NantHealth, Inc.*	5,725	9,217
OptimizeRx Corp.*	3,377	288,902
Simulations Plus, Inc.	3,020	119,290
Streamline Health Solutions, Inc.(x)*	5,876	10,283

		2,138,126

Life Sciences Tools & Services (1.3%)
Akoya Biosciences, Inc.(x)*	27,523	384,221
Alpha Teknova, Inc.(x)*	1,342	33,402
Applied DNA Sciences, Inc.(x)*	1,650	8,893
Champions Oncology, Inc.(x)*	1,456	14,866
ChromaDex Corp.(x)*	9,329	58,493
Codex DNA, Inc.(x)*	1,441	16,038
Fluidigm Corp.(x)*	15,195	100,135
Harvard Bioscience, Inc.*	7,516	52,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Inotiv, Inc.*	2,547	$74,474
Miromatrix Medical, Inc.(x)*	957	6,661
NanoString Technologies, Inc.*	14,517	696,961
Personalis, Inc.*	7,087	136,354
Quanterix Corp.*	24,095	1,199,690
Rapid Micro Biosystems, Inc., Class A*	1,512	27,927
Singular Genomics Systems, Inc.(x)*	2,285	25,569

		2,836,146

Pharmaceuticals (3.2%)
9 Meters Biopharma, Inc.(x)*	44,872	58,334
Aadi Bioscience, Inc.(x)*	562	16,506
AcelRx Pharmaceuticals, Inc.(x)*	25,069	25,570
Acer Therapeutics, Inc.(x)*	1,932	4,927
Aclaris Therapeutics, Inc.*	10,019	180,342
Adial Pharmaceuticals, Inc.(x)*	2,336	10,021
Aerie Pharmaceuticals, Inc.*	8,307	94,700
Agile Therapeutics, Inc.(x)*	14,492	13,928
Alimera Sciences, Inc.(x)*	1,339	5,691
Altamira Therapeutics Ltd.*	2,595	5,216
Amphastar Pharmaceuticals, Inc.*	7,238	137,594
Ampio Pharmaceuticals, Inc.(x)*	39,598	65,733
Anebulo Pharmaceuticals, Inc.(x)*	602	4,051
Angion Biomedica Corp.(x)*	4,203	41,063
ANI Pharmaceuticals, Inc.*	1,917	62,916
Antares Pharma, Inc.*	32,917	119,818
Aquestive Therapeutics, Inc.(x)*	4,989	21,752
Athira Pharma, Inc.*	6,345	59,516
Avalo Therapeutics, Inc.*	9,807	21,379
Avenue Therapeutics, Inc.(x)*	1,678	2,500
Aytu BioPharma, Inc.(x)*	1,183	3,407
Baudax Bio, Inc.(x)*	14,609	8,240
BioDelivery Sciences International, Inc.*	18,618	67,211
Cara Therapeutics, Inc.*	8,752	135,218
cbdMD, Inc.*	7,620	15,850
Citius Pharmaceuticals, Inc.(x)*	22,015	44,690
Clearside Biomedical, Inc.*	9,197	55,182
Clever Leaves Holdings, Inc.(x)*	4,144	32,157
CNS Pharmaceuticals, Inc.(x)*	2,886	4,300
Cocrystal Pharma, Inc.*	18,913	19,859
Collegium Pharmaceutical, Inc.*	6,930	136,798
CorMedix, Inc.(x)*	7,178	33,378
Cumberland Pharmaceuticals, Inc.*	1,924	5,195
Cymabay Therapeutics, Inc.(x)*	13,550	49,458
Cyteir Therapeutics, Inc.(x)*	1,600	28,080
Dare Bioscience, Inc.*	9,679	16,164
Dermata Therapeutics, Inc.(x)*	512	2,299
Durect Corp.*	44,171	56,539
Eloxx Pharmaceuticals, Inc.*	10,700	17,441
Enveric Biosciences, Inc.(x)*	4,301	8,903
Esperion Therapeutics, Inc.(x)*	5,197	62,624
Eton Pharmaceuticals, Inc.(x)*	4,171	21,022
Evofem Biosciences, Inc.(x)*	29,033	21,444
Evoke Pharma, Inc.(x)*	7,230	9,399
Evolus, Inc.(x)*	6,386	48,661
Eyenovia, Inc.(x)*	3,826	18,747
EyePoint Pharmaceuticals, Inc.(x)*	4,064	42,347
Fulcrum Therapeutics, Inc.*	24,834	700,567
Graybug Vision, Inc.(x)*	2,520	8,366
Harrow Health, Inc.(x)*	4,481	40,732
Hepion Pharmaceuticals, Inc.(x)*	16,380	25,061
Hoth Therapeutics, Inc.(x)*	4,669	5,556
Ikena Oncology, Inc.(x)*	1,888	23,827
IMARA, Inc.*	1,574	6,422
Intra-Cellular Therapies, Inc.*	49,636	1,850,430
Jaguar Health, Inc.*	9,582	21,751
Kala Pharmaceuticals, Inc.(x)*	9,018	23,627
Kaleido Biosciences, Inc.(x)*	4,071	22,228
KemPharm, Inc.(x)*	5,599	52,239
Landos Biopharma, Inc.(x)*	1,001	14,615
Lannett Co., Inc.*	7,017	21,051
Lipocine, Inc.(x)*	17,415	18,982
Liquidia Corp.(x)*	7,228	19,949
Longboard Pharmaceuticals, Inc.*	1,341	11,948
Lyra Therapeutics, Inc.(x)*	1,424	13,015
Marinus Pharmaceuticals, Inc.(x)*	7,415	84,383
MediWound Ltd.*	3,287	10,946
Mind Medicine MindMed, Inc.(x)*	68,280	159,092
MyMD Pharmaceuticals, Inc.(x)*	7,313	52,654
Novan, Inc.(x)*	3,652	29,727
Ocular Therapeutix, Inc.*	15,052	150,520
Ocuphire Pharma, Inc.(x)*	2,333	12,015
Odonate Therapeutics, Inc.(x)*	3,571	10,392
Opiant Pharmaceuticals, Inc.*	892	22,960
Optinose, Inc.(x)*	8,176	24,528
Oramed Pharmaceuticals, Inc.(x)*	5,939	130,539
Osmotica Pharmaceuticals plc(x)*	3,353	9,891
Otonomy, Inc.(x)*	11,957	22,957
Palisade Bio, Inc.(x)*	1,654	4,383
Paratek Pharmaceuticals, Inc.(x)*	8,841	42,967
Petros Pharmaceuticals, Inc.(x)*	1,299	2,598
Pliant Therapeutics, Inc.(x)*	30,061	507,430
PLx Pharma, Inc.(x)*	3,489	67,338
Processa Pharmaceuticals, Inc.(x)*	2,103	18,023
ProPhase Labs, Inc.(x)	1,844	9,589
Provention Bio, Inc.(x)*	10,993	70,355
Pulmatrix, Inc.*	12,175	9,739
Rain Therapeutics, Inc.(x)*	1,567	23,442
Recro Pharma, Inc.*	7,884	16,241
Relmada Therapeutics, Inc.*	3,148	82,509
Reviva Pharmaceuticals Holdings, Inc.(x)*	2,524	10,273
Satsuma Pharmaceuticals, Inc.*	4,364	20,336
scPharmaceuticals, Inc.*	2,646	17,596
SCYNEXIS, Inc.(x)*	4,293	22,753
Seelos Therapeutics, Inc.(x)*	18,938	45,641
SIGA Technologies, Inc.*	9,593	70,892
Strongbridge Biopharma plc*	10,254	20,918
Tarsus Pharmaceuticals, Inc.*	1,615	34,803
Terns Pharmaceuticals, Inc.(x)*	2,637	27,478
TFF Pharmaceuticals, Inc.*	3,930	30,340
TherapeuticsMD, Inc.(x)*	75,810	56,206
Timber Pharmaceuticals, Inc.(x)*	6,733	6,125
Trevi Therapeutics, Inc.*	1,850	2,535
Tricida, Inc.(x)*	6,134	28,462
Verrica Pharmaceuticals, Inc.(x)*	2,447	30,588
VYNE Therapeutics, Inc.(x)*	9,502	13,208
WaVe Life Sciences Ltd.*	7,228	35,417
Xeris Pharmaceuticals, Inc.(x)*	12,612	30,899
Zynerba Pharmaceuticals, Inc.(x)*	7,701	32,652

		6,908,876

Total Health Care		62,808,916

Industrials (12.9%)
Aerospace & Defense (0.4%)
AerSale Corp.(x)*	1,825	31,025
Air Industries Group*	5,356	5,731
Astronics Corp.*	4,878	68,585
Astrotech Corp.(x)*	10,086	10,590
Byrna Technologies, Inc.*	3,609	78,893
CPI Aerostructures, Inc.(x)*	2,312	6,358
Ducommun, Inc.*	2,148	108,152
Innovative Solutions and Support, Inc.	2,794	19,977
National Presto Industries, Inc.	1,027	84,296
PAE, Inc.*	13,497	80,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Park Aerospace Corp.	3,895	$53,284
SIFCO Industries, Inc.*	591	5,083
Sigma Labs, Inc.(x)*	2,227	6,815
Triumph Group, Inc.*	12,537	233,564
Vectrus, Inc.*	2,270	114,135
VirTra, Inc.(x)*	1,465	14,855

		922,055

Air Freight & Logistics (0.9%)
Air T, Inc.*	273	7,540
Atlas Air Worldwide Holdings, Inc.*	20,895	1,706,704
Echo Global Logistics, Inc.*	5,204	248,283
Radiant Logistics, Inc.*	7,662	48,960

		2,011,487

Airlines (0.0%)
Mesa Air Group, Inc.*	6,821	52,249

Building Products (0.2%)
Alpha Pro Tech Ltd.(x)*	2,382	16,031
Applied UV, Inc.(x)*	840	5,964
Armstrong Flooring, Inc.*	4,476	14,010
Caesarstone Ltd.	4,480	55,642
Insteel Industries, Inc.	3,669	139,605
Jewett-Cameron Trading Co. Ltd.*	467	5,501
Quanex Building Products Corp.	6,616	141,649

		378,402

Commercial Services & Supplies (2.0%)
ACCO Brands Corp.	18,510	159,001
Acme United Corp.	465	15,224
Aqua Metals, Inc.(x)*	13,735	28,432
ARC Document Solutions, Inc.	7,592	22,396
BioHiTech Global, Inc.(x)*	3,326	4,590
CECO Environmental Corp.*	6,114	43,043
Charah Solutions, Inc.(x)*	2,848	13,101
CompX International, Inc.	328	6,816
Document Security Systems, Inc.*	10,768	13,891
Ennis, Inc.	5,124	96,587
Fuel Tech, Inc.(x)*	4,837	8,416
Heritage-Crystal Clean, Inc.*	3,079	89,230
Interface, Inc.	11,475	173,846
Kimball International, Inc., Class B	7,135	79,912
Montrose Environmental Group, Inc.*	44,688	2,759,037
NL Industries, Inc.	1,728	9,953
Odyssey Marine Exploration, Inc.(x)*	2,518	17,626
Performant Financial Corp.(x)*	7,315	28,967
Perma-Fix Environmental Services, Inc.*	2,386	15,867
Quad/Graphics, Inc.*	6,591	28,012
Quest Resource Holding Corp.*	3,209	19,511
RR Donnelley & Sons Co.*	13,986	71,888
SP Plus Corp.*	4,539	139,211
Team, Inc.*	5,613	16,895
TOMI Environmental Solutions, Inc.(x)*	2,247	3,067
Viad Corp.*	3,981	180,777
Vidler Water Resouces, Inc.*	3,230	36,757
Virco Mfg. Corp.*	2,233	7,704
VSE Corp.	2,078	100,097

		4,189,854

Construction & Engineering (1.4%)
Ameresco, Inc., Class A*	25,093	1,466,184
Argan, Inc.	2,956	129,089
Bowman Consulting Group Ltd.(x)*	620	8,525
Concrete Pumping Holdings, Inc.(x)*	4,983	42,555
Great Lakes Dredge & Dock Corp.*	12,759	192,533
IES Holdings, Inc.*	1,704	77,856
Infrastructure and Energy Alternatives, Inc.*	5,401	61,733
INNOVATE Corp.(x)*	9,028	37,015
iSun, Inc.(x)*	1,485	12,325
Limbach Holdings, Inc.*	1,907	12,624
Matrix Service Co.*	5,110	53,451
MYR Group, Inc.*	3,262	324,569
Northwest Pipe Co.*	1,862	44,129
NV5 Global, Inc.*	2,595	255,789
Orbital Energy Group, Inc.(x)*	8,233	25,358
Orion Group Holdings, Inc.*	5,510	29,974
Sterling Construction Co., Inc.*	5,482	124,277
Tutor Perini Corp.*	8,135	105,592
Williams Industrial Services Group, Inc.*	3,649	15,570

		3,019,148

Electrical Equipment (0.6%)
Advent Technologies Holdings, Inc.(x)*	3,044	26,483
Allied Motion Technologies, Inc.	2,279	71,287
American Superconductor Corp.*	5,311	77,434
Ault Global Holdings, Inc.(x)*	10,301	25,032
Babcock & Wilcox Enterprises, Inc.*	10,924	70,023
Beam Global(x)*	1,725	47,213
Blink Charging Co.(x)*	7,189	205,677
Broadwind, Inc.(x)*	3,540	9,169
Capstone Green Energy Corp.*	2,551	12,270
Energous Corp.(x)*	12,720	26,458
Eos Energy Enterprises, Inc.(x)*	8,386	117,656
Espey Mfg. & Electronics Corp.	431	6,271
Flux Power Holdings, Inc.(x)*	1,578	8,016
FTC Solar, Inc.(x)*	3,572	27,826
Ideal Power, Inc.*	1,220	18,568
LSI Industries, Inc.	5,145	39,874
Nuvve Holding Corp.(x)*	1,561	16,859
Ocean Power Technologies, Inc.(x)*	10,795	25,044
Orion Energy Systems, Inc.*	5,884	22,889
Pioneer Power Solutions, Inc.	706	2,344
Polar Power, Inc.(x)*	1,469	8,138
Powell Industries, Inc.	1,854	45,553
Preformed Line Products Co.	581	37,788
Romeo Power, Inc.(x)*	24,654	122,037
Sunworks, Inc.(x)*	5,193	31,885
Thermon Group Holdings, Inc.*	6,399	110,767
Ultralife Corp.*	2,042	14,437
Westwater Resources, Inc.(x)*	6,907	24,727

		1,251,725

Industrial Conglomerates (0.0%)
Gaucho Group Holdings, Inc.(x)*	1,628	4,998

Machinery (4.2%)
AgEagle Aerial Systems, Inc.(x)*	13,000	39,130
Agrify Corp.(x)*	3,292	61,034
Blue Bird Corp.*	3,110	64,875
Chart Industries, Inc.*	9,864	1,885,109
CIRCOR International, Inc.*	3,602	118,902
Columbus McKinnon Corp.	5,478	264,861
Commercial Vehicle Group, Inc.*	6,299	59,588
Douglas Dynamics, Inc.	4,452	161,608
Eastern Co. (The)	1,151	28,959
Energy Recovery, Inc.*	8,286	157,683
Evoqua Water Technologies Corp.*	33,434	1,255,781
ExOne Co. (The)(x)*	3,349	78,300
FreightCar America, Inc.(x)*	2,837	12,852
Gencor Industries, Inc.*	2,195	24,364
Graham Corp.	2,133	26,449
Hurco Cos., Inc.	1,228	39,615
Ideanomics, Inc.(x)*	81,613	160,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
L B Foster Co., Class A*	1,960	$30,360
Lightning eMotors, Inc.(x)*	9,996	85,466
LS Starrett Co. (The), Class A*	1,123	14,026
Luxfer Holdings plc	5,397	105,943
Lydall, Inc.*	3,445	213,900
Manitex International, Inc.*	3,107	22,308
Manitowoc Co., Inc. (The)*	6,759	144,778
Mayville Engineering Co., Inc.*	1,861	34,987
Miller Industries, Inc.	2,191	74,582
NN, Inc.*	8,331	43,738
Park-Ohio Holdings Corp.	1,676	42,771
Perma-Pipe International Holdings, Inc.*	1,480	11,485
Shyft Group, Inc. (The)	75,703	2,877,471
Taylor Devices, Inc.*	543	6,136
Titan International, Inc.*	10,037	71,865
Twin Disc, Inc.*	2,202	23,473
Urban-Gro, Inc.(x)*	1,670	22,194
Westport Fuel Systems, Inc.(x)*	229,534	755,167

		9,020,538

Marine (0.2%)
Eagle Bulk Shipping, Inc.(x)*	1,758	88,638
Eneti, Inc.	1,385	23,130
Genco Shipping & Trading Ltd.	6,325	127,322
Navios Maritime Holdings, Inc.(x)*	2,508	11,963
Pangaea Logistics Solutions Ltd.	2,409	12,166
Safe Bulkers, Inc.*	12,312	63,653

		326,872

Professional Services (1.8%)
Acacia Research Corp.*	9,627	65,367
Akerna Corp.(x)*	4,900	13,818
Atlas Technical Consultants, Inc.(x)*	2,766	28,130
Barrett Business Services, Inc.	1,485	113,246
BGSF, Inc.	1,924	24,608
CRA International, Inc.	1,394	138,480
DLH Holdings Corp.*	1,182	14,539
Forrester Research, Inc.*	2,200	108,372
Franklin Covey Co.*	2,405	98,100
GP Strategies Corp.*	2,448	50,674
Heidrick & Struggles International, Inc.	3,818	170,397
Hill International, Inc.*	7,998	16,556
HireQuest, Inc.(x)	1,062	20,528
Hudson Global, Inc.*	462	7,346
Kelly Services, Inc., Class A	6,944	131,103
Kforce, Inc.	26,495	1,580,162
Mastech Digital, Inc.*	871	14,816
Mistras Group, Inc.*	3,807	38,679
RCM Technologies, Inc.(x)*	1,728	10,506
Red Violet, Inc.(x)*	1,515	39,102
Resources Connection, Inc.	6,279	99,083
ShiftPixy, Inc.(x)*	1,653	1,835
Volt Information Sciences, Inc.*	2,815	9,993
Where Food Comes From, Inc.(x)	454	6,256
Willdan Group, Inc.*	31,389	1,117,134

		3,918,830

Road & Rail (0.2%)
Covenant Logistics Group, Inc., Class A*	2,401	66,388
Daseke, Inc.*	7,915	72,897
HyreCar, Inc.(x)*	3,342	28,407
PAM Transportation Services, Inc.*	694	31,216
Patriot Transportation Holding, Inc.	365	4,332
Universal Logistics Holdings, Inc	1,658	33,293
US Xpress Enterprises, Inc., Class A*	5,263	45,420
USA Truck, Inc.*	1,718	26,251
Yellow Corp.*	9,910	55,991

		364,195

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.*	3,684	50,581
BlueLinx Holdings, Inc.*	1,819	88,913
CAI International, Inc.	3,201	178,968
DXP Enterprises, Inc.*	3,494	103,317
EVI Industries, Inc.(x)*	1,193	32,450
Hudson Technologies, Inc.*	7,749	27,354
Huttig Building Products, Inc.*	5,162	27,462
India Globalization Capital, Inc.(x)*	7,890	11,677
Karat Packaging, Inc.*	963	20,252
Lawson Products, Inc.*	912	45,609
Rush Enterprises, Inc., Class A	24,472	1,105,155
Titan Machinery, Inc.*	3,782	97,992
Transcat, Inc.*	1,408	90,788
Veritiv Corp.*	2,894	259,187
Willis Lease Finance Corp.*	586	21,793

		2,161,498

Total Industrials		27,621,851

Information Technology (15.6%)
Communications Equipment (2.3%)
Applied Optoelectronics, Inc.(x)*	5,025	36,079
Aviat Networks, Inc.*	2,040	67,034
BK Technologies Corp.	1,502	4,243
CalAmp Corp.*	6,835	68,008
Calix, Inc.*	70,042	3,462,176
Cambium Networks Corp.*	2,092	75,709
Casa Systems, Inc.*	6,033	40,904
Clearfield, Inc.*	2,248	99,249
ClearOne, Inc.*	1,524	3,597
Communications Systems, Inc.(x)*	1,644	14,221
ComSovereign Holding Corp.(x)*	9,370	15,086
Comtech Telecommunications Corp.	5,033	128,895
Digi International, Inc.*	6,641	139,594
DZS, Inc.*	3,276	40,164
EMCORE Corp.*	7,172	53,647
Franklin Wireless Corp.*	1,279	9,298
Genasys, Inc.*	6,275	32,505
Harmonic, Inc.*	17,553	153,589
Inseego Corp.(x)*	16,390	109,157
KVH Industries, Inc.*	2,748	26,463
Lantronix, Inc.*	4,084	23,769
Network-1 Technologies, Inc.	3,257	9,663
Ondas Holdings, Inc.(x)*	4,788	43,858
PCTEL, Inc.*	3,419	21,266
Resonant, Inc.(x)*	10,817	26,177
Ribbon Communications, Inc.*	13,621	81,454
TESSCO Technologies, Inc.*	1,254	6,997
Vislink Technologies, Inc.(x)*	9,894	17,908

		4,810,710

Electronic Equipment, Instruments & Components (1.4%)
Airgain, Inc.*	1,684	21,235
Akoustis Technologies, Inc.(x)*	8,659	83,992
AmpliTech Group, Inc.(x)*	674	2,413
Arlo Technologies, Inc.*	16,464	105,534
Autoscope Technologies Corp.	640	4,742
Bel Fuse, Inc., Class B	1,923	23,903
ClearSign Technologies Corp.(x)*	4,760	9,520
Coda Octopus Group, Inc.(x)*	1,251	11,209
CPS Technologies Corp.*	2,100	10,437
CTS Corp.	6,287	194,331
Daktronics, Inc.*	7,276	39,509
Data I/O Corp.*	1,371	8,925
Digital Ally, Inc.(x)*	10,370	12,548
Frequency Electronics, Inc.*	1,200	12,480
Identiv, Inc.(x)*	4,153	78,243
IEC Electronics Corp.*	1,857	28,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Intellicheck, Inc.(x)*	3,741	$30,639
Interlink Electronics, Inc.*	127	1,196
Iteris, Inc.*	8,073	42,625
Key Tronic Corp.(x)*	2,174	14,131
Kimball Electronics, Inc.*	4,781	123,206
LGL Group, Inc. (The)*	707	9,750
LightPath Technologies, Inc., Class A(x)*	5,743	12,233
Luna Innovations, Inc.*	6,013	57,124
Mechanical Technology, Inc.(x)*	1,547	12,407
MICT, Inc.(x)*	21,870	33,898
Napco Security Technologies, Inc.*	2,821	121,529
OSI Systems, Inc.*	15,578	1,476,794
Powerfleet, Inc.*	6,524	43,711
Red Cat Holdings, Inc.(x)*	6,006	20,901
Research Frontiers, Inc.(x)*	6,498	16,635
RF Industries Ltd.*	2,066	16,673
Richardson Electronics Ltd.	2,361	22,878
ScanSource, Inc.*	4,951	172,245
VerifyMe, Inc.(x)*	1,300	4,420
Vishay Precision Group, Inc.*	2,485	86,403
Wayside Technology Group, Inc.	869	23,437
Wireless Telecom Group, Inc.*	2,744	5,680
Wrap Technologies, Inc.(x)*	4,420	26,476

		3,022,480

IT Services (0.9%)
ALJ Regional Holdings, Inc.(x)*	4,371	4,633
American Virtual Cloud Technologies, Inc.(x)*	1,461	4,076
BM Technologies, Inc.(x)*	1,880	16,732
Brightcove, Inc.*	8,075	93,186
Cantaloupe, Inc.(x)*	11,389	122,773
Cass Information Systems, Inc.	2,788	116,678
Computer Task Group, Inc.*	2,925	23,342
Crexendo, Inc.*	1,473	8,794
CSP, Inc.(x)*	844	7,503
Exela Technologies, Inc.(x)*	7,575	14,696
Glimpse Group, Inc. (The)(x)*	419	3,055
GreenBox POS(x)*	3,634	30,126
Grid Dynamics Holdings, Inc.*	8,279	241,912
Hackett Group, Inc. (The)	4,819	94,549
I3 Verticals, Inc., Class A*	4,166	100,859
IBEX Holdings Ltd.*	1,218	20,706
Information Services Group, Inc.	7,013	50,353
Innodata, Inc.*	4,926	46,945
Inpixon(x)*	20,972	17,449
International Money Express, Inc.*	6,270	104,709
Limelight Networks, Inc.(x)*	24,808	59,043
MoneyGram International, Inc.*	17,623	141,336
OLB Group, Inc. (The)*	517	2,068
Paysign, Inc.*	6,726	18,160
PFSweb, Inc.*	3,231	41,680
Priority Technology Holdings, Inc.(x)*	2,063	13,781
Research Solutions, Inc.*	3,604	9,334
ServiceSource International, Inc.*	20,163	27,220
StarTek, Inc.*	3,630	20,001
Steel Connect, Inc.*	7,806	15,846
Tucows, Inc., Class A(x)*	1,915	151,189
Unisys Corp.*	12,909	324,532
Usio, Inc.*	3,998	23,668
WidePoint Corp.(x)*	1,810	9,503

		1,980,437

Semiconductors & Semiconductor Equipment (3.8%)
Aehr Test Systems(x)*	4,006	54,682
Alpha & Omega Semiconductor Ltd.*	4,161	130,531
Amtech Systems, Inc.*	2,160	24,689
Atomera, Inc.(x)*	3,991	92,152
AXT, Inc.*	7,944	66,174
CEVA, Inc.*	33,252	1,418,863
CVD Equipment Corp.(x)*	975	4,466
CyberOptics Corp.*	1,397	49,705
DSP Group, Inc.*	4,424	96,930
eMagin Corp.*	12,632	28,548
Everspin Technologies, Inc.*	2,798	18,131
GSI Technology, Inc.*	3,501	18,485
Ichor Holdings Ltd.*	46,062	1,892,688
Impinj, Inc.*	23,699	1,353,924
inTEST Corp.*	1,934	22,202
Kopin Corp.*	15,520	79,618
Meta Materials, Inc.(x)*	43,110	249,176
NeoPhotonics Corp.*	10,192	88,772
NVE Corp.	957	61,219
PDF Solutions, Inc.*	5,808	133,816
Photronics, Inc.*	11,900	162,197
Pixelworks, Inc.*	9,995	47,776
QuickLogic Corp.*	2,379	12,751
Rambus, Inc.*	78,444	1,741,457
SkyWater Technology, Inc.(x)*	1,542	41,942
SMART Global Holdings, Inc.*	3,439	153,036
Summit Wireless Technologies, Inc.(x)*	1,803	5,048

		8,048,978

Software (6.5%)
A10 Networks, Inc.*	11,818	159,307
Agilysys, Inc.*	53,479	2,800,160
Alfi, Inc.(x)*	797	5,228
American Software, Inc., Class A	6,186	146,917
Asure Software, Inc.(x)*	3,109	28,012
Auddia, Inc.(x)*	1,197	2,897
AudioEye, Inc.(x)*	1,414	15,596
Aware, Inc.*	2,956	12,090
Benefitfocus, Inc.*	4,873	54,090
BSQUARE Corp.(x)*	2,505	6,037
Cerence, Inc.*	19,726	1,895,866
ChannelAdvisor Corp.*	5,742	144,871
Cleanspark, Inc.(x)*	6,535	75,741
Color Star Technology Co. Ltd.*	16,992	9,312
DatChat, Inc.(x)*	494	6,743
Digimarc Corp.(x)*	2,498	86,031
Domo, Inc., Class B*	14,354	1,212,052
Duos Technologies Group, Inc.(x)*	642	4,102
eGain Corp.*	4,024	41,045
GTY Technology Holdings, Inc.*	6,284	47,256
Intelligent Systems Corp.(x)*	1,412	57,341
Intrusion, Inc.(x)*	3,445	13,987
Issuer Direct Corp.*	631	16,501
Kaspien Holdings, Inc.*	187	3,039
Mind CTI Ltd.	3,683	11,638
Mitek Systems, Inc.*	8,423	155,825
Net Element, Inc.(x)*	940	7,745
NetSol Technologies, Inc.*	2,048	9,380
Oblong, Inc.(x)*	2,772	5,793
OneSpan, Inc.*	6,915	129,864
Park City Group, Inc.(x)*	2,718	14,813
Phunware, Inc.(x)*	14,053	13,052
Qumu Corp.(x)*	3,143	7,795
RealNetworks, Inc.*	6,771	10,766
Rekor Systems, Inc.(x)*	6,159	70,767
Rimini Street, Inc.*	8,623	83,212
SeaChange International, Inc.(x)*	8,836	9,366
ShotSpotter, Inc.*	1,664	60,520
SilverSun Technologies, Inc.(x)	544	3,302
Smith Micro Software, Inc.*	9,200	44,528
Sprout Social, Inc., Class A*	25,234	3,077,286

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SRAX, Inc.(x)*	8,616	$23,263
Synchronoss Technologies, Inc.*	12,239	29,374
Telos Corp.*	56,359	1,601,723
Verb Technology Co., Inc.(x)*	11,801	22,658
Veritone, Inc.(x)*	5,576	133,211
VirnetX Holding Corp.(x)*	12,386	48,553
Zix Corp.*	10,554	74,617
Zuora, Inc., Class A*	78,848	1,307,300

		13,800,572

Technology Hardware, Storage & Peripherals (0.7%)
AstroNova, Inc.*	1,452	21,853
Avid Technology, Inc.*	41,036	1,186,761
Boxlight Corp., Class A*	10,106	22,738
Eastman Kodak Co.(x)*	8,811	60,003
Immersion Corp.*	5,125	35,055
Intevac, Inc.(x)*	5,064	24,206
Movano, Inc.(x)*	2,117	7,621
Moving Image Technologies, Inc.(x)*	1,191	3,359
One Stop Systems, Inc.*	2,964	14,909
Quantum Corp.*	10,973	56,840
Socket Mobile, Inc.(x)*	1,151	7,251
TransAct Technologies, Inc.*	1,836	25,520
Turtle Beach Corp.*	3,000	83,460

		1,549,576

Total Information Technology		33,212,753

Materials (1.6%)
Chemicals (0.5%)
Advanced Emissions Solutions, Inc.*	3,123	19,956
AdvanSix, Inc.*	5,380	213,855
AgroFresh Solutions, Inc.(x)*	6,532	14,109
American Vanguard Corp.	5,849	88,027
Core Molding Technologies, Inc.*	1,572	18,094
Crown ElectroKinetics Corp.(x)*	1,115	4,460
Flexible Solutions International, Inc.*	1,478	5,321
Flotek Industries, Inc.*	13,409	16,895
FutureFuel Corp.	5,692	40,584
Hawkins, Inc.	3,788	132,125
Intrepid Potash, Inc.*	1,969	60,842
Koppers Holdings, Inc.*	4,109	128,447
LSB Industries, Inc.*	3,851	39,319
Marrone Bio Innovations, Inc.*	20,781	18,724
Northern Technologies International Corp.	1,606	24,492
Rayonier Advanced Materials, Inc.*	12,354	92,655
Trecora Resources*	4,586	37,513
Tredegar Corp.	5,192	63,239
Valhi, Inc.	508	11,852

		1,030,509

Construction Materials (0.1%)
Forterra, Inc.*	5,730	134,999
Smith-Midland Corp.*	819	11,359
United States Lime & Minerals, Inc.	402	48,562

		194,920

Containers & Packaging (0.2%)
Myers Industries, Inc.	7,109	139,123
Ranpak Holdings Corp.*	7,389	198,173
UFP Technologies, Inc.*	1,346	82,900

		420,196

Metals & Mining (0.6%)
Alpha Metallurgical Resources, Inc.*	3,452	171,875
Ampco-Pittsburgh Corp.(x)*	3,208	15,078
Caledonia Mining Corp. plc(x)	2,233	27,019
Comstock Mining, Inc.(x)*	8,851	23,632
Friedman Industries, Inc.	1,396	16,626
Gatos Silver, Inc.*	9,074	105,531
Gold Resource Corp.(x)	15,910	24,979
Haynes International, Inc.	2,432	90,592
Hycroft Mining Holding Corp.(x)*	7,006	10,439
Olympic Steel, Inc.	1,831	44,603
Paramount Gold Nevada Corp.(x)*	5,586	4,581
Perpetua Resources Corp.*	5,582	27,798
PolyMet Mining Corp.(x)*	6,010	18,330
Ramaco Resources, Inc.(x)*	2,662	32,769
Ryerson Holding Corp.	3,236	72,066
Schnitzer Steel Industries, Inc., Class A	5,121	224,351
SunCoke Energy, Inc.	16,435	103,212
Synalloy Corp.*	1,440	15,552
TimkenSteel Corp.*	8,924	116,726
Universal Stainless & Alloy Products, Inc.(x)*	1,720	17,819
US Gold Corp.(x)*	1,200	12,288
Warrior Met Coal, Inc.	10,159	236,400

		1,412,266

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	3,241	124,228
Glatfelter Corp.	8,650	121,965
Verso Corp., Class A	5,294	109,850

		356,043

Total Materials		3,413,934

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alpine Income Property Trust, Inc. (REIT)	2,048	37,622
Ashford Hospitality Trust, Inc. (REIT)*	3,349	49,297
Bluerock Residential Growth REIT, Inc. (REIT)(x)	5,283	67,305
Braemar Hotels & Resorts, Inc. (REIT)*	10,408	50,479
BRT Apartments Corp. (REIT)	2,231	43,014
CatchMark Timber Trust, Inc. (REIT), Class A	9,663	114,700
Cedar Realty Trust, Inc. (REIT)	2,496	54,138
Chatham Lodging Trust (REIT)*	9,575	117,294
CIM Commercial Trust Corp. (REIT)	3,543	32,100
City Office REIT, Inc. (REIT)	8,482	151,488
Clipper Realty, Inc. (REIT)	2,491	20,177
Condor Hospitality Trust, Inc. (REIT)*	1,521	10,601
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	3,120	13,822
CorePoint Lodging, Inc. (REIT)*	7,790	120,745
CTO Realty Growth, Inc. (REIT)	1,188	63,867
Farmland Partners, Inc. (REIT)	5,709	68,451
Franklin Street Properties Corp. (REIT)	20,498	95,111
GEO Group, Inc. (The) (REIT)(x)	15,891	118,706
Gladstone Commercial Corp. (REIT)	7,272	152,930
Gladstone Land Corp. (REIT)	5,679	129,311
Global Medical REIT, Inc. (REIT)	11,925	175,297
Global Self Storage, Inc. (REIT)	2,260	11,639
Hersha Hospitality Trust (REIT)*	6,472	60,384
Indus Realty Trust, Inc. (REIT)	862	60,426
InnSuites Hospitality Trust (REIT)(x)	696	2,881
NETSTREIT Corp. (REIT)	7,845	185,534
New York City REIT, Inc. (REIT), Class A(x)	2,090	16,866
NexPoint Residential Trust, Inc. (REIT)	4,420	273,510
One Liberty Properties, Inc. (REIT)	3,274	99,824
Pennsylvania REIT (REIT)(x)*	15,397	29,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Plymouth Industrial REIT, Inc. (REIT)	5,827	$132,564
Postal Realty Trust, Inc. (REIT), Class A(x)	2,379	44,344
Power REIT (REIT)*	487	24,333
Preferred Apartment Communities, Inc. (REIT), Class A	10,152	124,159
Presidio Property Trust, Inc. (REIT), Class A	2,282	8,603
Retail Value, Inc. (REIT)	3,402	89,575
Seritage Growth Properties (REIT), Class A(x)*	7,506	111,314
Sotherly Hotels, Inc. (REIT)(x)*	3,038	7,777
UMH Properties, Inc. (REIT)	8,390	192,131
Universal Health Realty Income Trust (REIT)	2,547	140,773
Urstadt Biddle Properties, Inc. (REIT), Class A	6,018	113,921
Ventas, Inc. (REIT)	1	55
Wheeler REIT, Inc. (REIT)(x)*	1,528	4,508
Whitestone REIT (REIT)	8,529	83,414

		3,504,860

Real Estate Management & Development (0.2%)
Alset EHome International, Inc.(x)*	2,209	5,191
Altisource Asset Management Corp.*	278	6,180
Altisource Portfolio Solutions SA*	1,121	11,076
American Realty Investors, Inc.(x)*	409	5,374
AMREP Corp.*	802	12,591
Fathom Holdings, Inc.(x)*	971	25,926
Forestar Group, Inc.*	3,360	62,597
FRP Holdings, Inc.*	1,296	72,472
InterGroup Corp. (The)*	86	3,942
JW Mays, Inc.*	85	3,252
Maui Land & Pineapple Co., Inc.(x)*	1,639	16,980
Rafael Holdings, Inc., Class B(x)*	1,918	58,940
Stratus Properties, Inc.*	1,166	37,592
Tejon Ranch Co.*	4,088	72,603
Transcontinental Realty Investors, Inc.*	192	7,680
Trinity Place Holdings, Inc.(x)*	4,032	7,903

		410,299

Total Real Estate		3,915,159

Utilities (0.3%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B(x)	3,925	25,630
Via Renewables, Inc.(x)	2,450	24,966

		50,596

Gas Utilities (0.0%)
RGC Resources, Inc.(x)	1,481	33,545

Multi-Utilities (0.1%)
Unitil Corp.	3,031	129,666

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,629	62,179
Cadiz, Inc.(x)*	4,126	29,047
Consolidated Water Co. Ltd., Class D(x)	2,800	31,920
Global Water Resources, Inc.	2,420	45,302
Pure Cycle Corp.*	3,705	49,314
York Water Co. (The)	2,589	113,087

		330,849

Total Utilities		544,656

Total Common Stocks (99.1%) (Cost $175,477,455)		211,757,584

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Contra A/S, CVR(r)*	6,800	459

Total Consumer Discretionary		459

Financials (0.0%)
Diversified Financial Services (0.0%)
Contra Costa County Board of Education, CVR(r)(x)*	796	656

Total Financials		656

Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)(x)*	3,013	—
Contra Proteostasis TH, CVR (r)(x)*	10,512	—
OncoMed Pharmaceuticals, Inc., CVR (r)*	4,471	920
Oncternal Therapeutics, Inc., CVR(r)*	131	—

		920

Health Care Providers & Services (0.0%)
Capital Trust RE CDO Corp.,expiring 10/18/21*	269	866

Pharmaceuticals (0.0%)
Contra Aevi Genomic, CVR(x)*	8,431	253

Total Health Care		2,039

Information Technology (0.0%)
Software (0.0%)
SRAX, Inc., expiring 12/31/21(r)(x)*	1,616	—

Total Information Technology		—

Total Rights (0.0%) (Cost $10,886)		3,154

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.2%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $6,999,849, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $7,139,840.(xx)	$6,999,843	6,999,843
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $3,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $3,061,250.(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $1,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $1,110,618.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		10,999,843

Total Short-Term Investments (7.5%) (Cost $15,999,843)		15,999,843

Total Investments in Securities (106.6%) (Cost $191,488,184)		227,760,581
Other Assets Less Liabilities (-6.6%)		(14,165,946)

Net Assets (100%)		$213,594,635

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $9,077 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $20,778,348. This was collateralized by $5,431,849 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/5/21 - 11/15/50 and by cash of $15,999,843 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	89	12/2021	USD	979,356	(4,002)

					(4,002)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$9,575,381	$—	$—		$9,575,381
Consumer Discretionary	29,069,447	45,718	—		29,115,165
Consumer Staples	8,356,602	9,600	—		8,366,202
Energy	6,477,096	—	—		6,477,096
Financials	26,706,471	—	—		26,706,471
Health Care	62,808,916	—	—		62,808,916
Industrials	27,592,892	28,959	—		27,621,851
Information Technology	33,212,495	258	—		33,212,753
Materials	3,413,934	—	—		3,413,934
Real Estate	3,915,159	—	—		3,915,159
Utilities	544,656	—	—		544,656
Rights
Consumer Discretionary	—	—	459		459
Financials	—	—	656		656
Health Care	—	1,119	920		2,039
Information Technology	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	5,000,000	—	—		5,000,000
Repurchase Agreements	—	10,999,843	—		10,999,843

Total Assets	$216,673,049	$11,085,497	$2,035		$227,760,581

Liabilities:
Futures	$(4,002)	$—	$—		$(4,002)

Total Liabilities	$(4,002)	$—	$—		$(4,002)

Total	$216,669,047	$11,085,497	$2,035		$227,756,579

(a) Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,128,548
Aggregate gross unrealized depreciation	(24,213,388)

Net unrealized appreciation	$34,915,160

Federal income tax cost of investments in securities and derivative instruments, if applicable	$192,841,419

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (5.1%)
Fertilizers & Agricultural Chemicals (5.1%)
CF Industries Holdings, Inc.	1,972	$110,077
Corteva, Inc.	6,735	283,409
FMC Corp.	1,177	107,766
ICL Group Ltd.	6,286	45,723
Mosaic Co. (The)	3,306	118,090
Nutrien Ltd.	5,210	338,161
Yara International ASA	1,596	78,992

Total Chemicals		1,082,218

Food Products (2.2%)
Agricultural Products (2.2%)
Archer-Daniels-Midland Co.	5,105	306,351
Bunge Ltd.	1,292	105,065
Wilmar International Ltd.	17,354	53,315

Total Food Products		464,731

Metals & Mining (32.6%)
Aluminum (0.5%)
Norsk Hydro ASA	12,149	90,660

Copper (3.0%)
Antofagasta plc	3,602	64,714
First Quantum Minerals Ltd.	5,374	99,495
Freeport-McMoRan, Inc.	13,390	435,577
Lundin Mining Corp.	5,940	42,723

		642,509

Diversified Metals & Mining (15.9%)
Anglo American plc	11,831	408,109
BHP Group Ltd.	26,769	719,479
BHP Group plc	19,297	480,945
Boliden AB*	2,502	80,490
Glencore plc*	91,301	431,175
Ivanhoe Mines Ltd., Class A*	5,372	34,354
Rio Tinto Ltd.	3,384	240,467
Rio Tinto plc	10,260	677,428
South32 Ltd.	42,880	108,841
Sumitomo Metal Mining Co. Ltd.	2,257	81,450
Teck Resources Ltd., Class B	4,322	107,589

		3,370,327

Gold (7.7%)
Agnico Eagle Mines Ltd.	2,225	115,431
B2Gold Corp.	9,365	32,015
Barrick Gold Corp.	16,248	293,377
Evolution Mining Ltd.	14,993	37,994
Franco-Nevada Corp.	1,746	226,831
Kinross Gold Corp.	11,393	61,076
Kirkland Lake Gold Ltd.	2,456	102,304
Newcrest Mining Ltd.	7,400	121,318
Newmont Corp. (London Stock Exchange)	4,957	269,165
Newmont Corp. (Toronto Stock Exchange)	2,363	128,336
Northern Star Resources Ltd.	9,984	61,499
Wheaton Precious Metals Corp.	4,112	154,793
Yamana Gold, Inc.	8,569	33,827

		1,637,966

Silver (0.2%)
Pan American Silver Corp.	1,923	44,773

Steel (5.3%)
ArcelorMittal SA	6,558	197,879
BlueScope Steel Ltd.	4,601	66,749
Evraz plc	4,667	37,237
Fortescue Metals Group Ltd.	15,388	162,275
Hitachi Metals Ltd.*	1,957	37,919
JFE Holdings, Inc.	4,460	66,549
Nippon Steel Corp.	7,775	139,147
Nucor Corp.	2,736	269,468
Steel Dynamics, Inc.	1,943	113,627
voestalpine AG(x)	1,060	38,960

		1,129,810

Total Metals & Mining		6,916,045

Oil, Gas & Consumable Fuels (57.1%)
Coal & Consumable Fuels (0.6%)
Cameco Corp.	3,658	79,479
Washington H Soul Pattinson & Co. Ltd.(x)	1,962	55,369

		134,848

Integrated Oil & Gas (43.1%)
BP plc	184,944	837,805
Cenovus Energy, Inc.	11,984	120,824
Chevron Corp.	17,659	1,791,506
Eni SpA	23,059	307,014
Equinor ASA	8,871	226,063
Exxon Mobil Corp.	38,679	2,275,099
Galp Energia SGPS SA	4,580	51,868
Imperial Oil Ltd.	2,344	74,081
Occidental Petroleum Corp.	8,528	252,258
OMV AG	1,344	80,760
Repsol SA	13,263	172,266
Royal Dutch Shell plc, Class A	37,470	827,784
Royal Dutch Shell plc, Class B	33,861	750,167
Suncor Energy, Inc.	13,764	285,364
TotalEnergies SE	22,826	1,093,801

		9,146,660

Oil & Gas Exploration & Production (13.4%)
Canadian Natural Resources Ltd.(x)	10,825	395,789
ConocoPhillips	12,329	835,536
Devon Energy Corp.	5,886	209,012
EOG Resources, Inc.	5,332	428,000
Hess Corp.	2,542	198,556
Inpex Corp.	9,301	72,791
Lundin Energy AB	1,826	67,784
Oil Search Ltd.	17,741	56,159
Pioneer Natural Resources Co.	2,118	352,668
Santos Ltd.	17,036	87,834
Woodside Petroleum Ltd.	8,732	150,258

		2,854,387

Total Oil, Gas & Consumable Fuels		12,135,895

Paper & Forest Products (2.6%)
Forest Products (0.7%)
Svenska Cellulosa AB SCA, Class B	5,544	85,670
West Fraser Timber Co. Ltd.	877	73,866

		159,536

Paper Products (1.9%)
Mondi plc	4,440	108,525
Oji Holdings Corp.	7,239	36,528
Stora Enso OYJ, Class R	5,321	88,351
UPM-Kymmene OYJ	4,898	173,057

		406,461

Total Paper & Forest Products		565,997

Total Common Stocks (99.6%) (Cost $22,349,178)		21,164,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	100,000	$100,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.5%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $318,906, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $325,284.(xx)	$318,906	318,906

Total Short-Term Investments (2.0%) (Cost $418,906)		418,906

Total Investments in Securities (101.6%) (Cost $22,768,084)		21,583,792
Other Assets Less Liabilities (-1.6%)		(347,825)

Net Assets (100%)		$21,235,967

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $421,869. This was collateralized by $ 22,196 of various U.S. Government Treasury Securities, ranging from 0.125% - 5.250%, maturing 3/15/22 - 2/15/51 and by cash of $418,906 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	16.3%
Austria	1.1
Brazil	1.1
Canada	11.4
Chile	0.5
China	0.3
Finland	1.2
France	5.2
Israel	0.2
Italy	1.5
Japan	2.0
Luxembourg	0.9
Netherlands	7.4
Norway	1.5
Portugal	0.2
Russia	0.2
South Africa	1.9
Spain	0.8
Sweden	1.1
United Kingdom	3.9
United States	42.4
Zambia	0.5
Cash and Other	(1.6)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$411,416	$53,315	$—	$464,731
Energy	7,298,172	4,837,723	—	12,135,895
Materials	3,596,130	4,968,130	—	8,564,260
Short-Term Investments
Investment Company	100,000	—	—	100,000
Repurchase Agreement	—	318,906	—	318,906

Total Assets	$11,405,718	$10,178,074	$—	$21,583,792

Total Liabilities	$—	$—	$—	$—

Total	$11,405,718	$10,178,074	$—	$21,583,792

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,816,850
Aggregate gross unrealized depreciation	(3,178,798)

Net unrealized depreciation	$(1,361,948)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$22,945,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (81.8%)
Diversified REITs (8.4%)
Abacus Property Group (REIT)	9,150	$23,448
Activia Properties, Inc. (REIT)	14	57,512
Alexander & Baldwin, Inc. (REIT)	1,400	32,816
American Assets Trust, Inc. (REIT)	956	35,774
Argosy Property Ltd. (REIT)	16,500	18,424
Armada Hoffler Properties, Inc. (REIT)	1,170	15,643
Artis REIT (REIT)	1,857	16,670
BMO Real Estate Investments Ltd. (REIT)	4,729	4,611
British Land Co. plc (The) (REIT)	18,313	120,949
Broadstone Net Lease, Inc. (REIT)	3,041	75,447
Charter Hall Long Wale REIT (REIT)	10,569	37,551
Cofinimmo SA (REIT)	595	89,803
Cominar REIT (REIT)	3,304	26,060
Cromwell European REIT (REIT)(m)	6,250	18,870
Custodian Reit plc (REIT)	7,674	9,631
Daiwa House REIT Investment Corp. (REIT)	42	123,068
DigitalBridge Group, Inc. (REIT)(x)*	9,549	57,581
Empire State Realty Trust, Inc. (REIT), Class A	2,803	28,114
Essential Properties Realty Trust, Inc. (REIT)	2,287	63,853
Gecina SA (REIT)	988	132,449
Global Net Lease, Inc. (REIT)	1,986	31,816
Goodman Property Trust (REIT)	21,624	36,083
GPT Group (The) (REIT)	37,995	138,416
Growthpoint Properties Australia Ltd. (REIT)	5,500	16,254
H&R REIT (REIT)	5,561	68,623
Hankyu Hanshin REIT, Inc. (REIT)	14	20,694
Heiwa Real Estate REIT, Inc. (REIT)	19	28,062
Hulic Reit, Inc. (REIT)	24	37,833
Icade (REIT)	640	49,894
Land Securities Group plc (REIT)	14,093	131,173
Lar Espana Real Estate SOCIMI SA (REIT)	1,149	7,137
Leasinvest Real Estate SCA (REIT)	50	4,112
LXI REIT plc (REIT)(m)	13,876	25,688
Merlin Properties SOCIMI SA (REIT)	6,546	67,175
Mirvac Group (REIT)	78,093	167,535
NIPPON REIT Investment Corp. (REIT)	9	34,979
Nomura Real Estate Master Fund, Inc. (REIT)	89	128,252
NTT UD REIT Investment Corp. (REIT)	26	35,748
OUE Commercial REIT (REIT)	42,350	14,207
PS Business Parks, Inc. (REIT)	401	62,853
Schroder REIT Ltd. (REIT)	9,723	6,442
Sekisui House Reit, Inc. (REIT)	80	66,436
Standard Life Investment Property Income Trust Ltd. (REIT)	7,870	7,538
Stockland (REIT)	47,351	151,415
STORE Capital Corp. (REIT)	4,809	154,032
Stride Property Group (REIT)	8,350	14,040
Sunlight REIT (REIT)	21,250	12,250
Suntec REIT (REIT)	41,254	42,843
Tokyu REIT, Inc. (REIT)	18	29,871
United Urban Investment Corp. (REIT)	59	79,817
VEREIT, Inc. (REIT)	4,500	203,535
Washington REIT (REIT)	1,640	40,590
WP Carey, Inc. (REIT)	3,597	262,725

		3,166,342

Health Care REITs (6.9%)
Aedifica SA (REIT)	673	83,571
Assura plc (REIT)	52,145	50,186
CareTrust REIT, Inc. (REIT)	1,891	38,425
Community Healthcare Trust, Inc. (REIT)	416	18,799
Diversified Healthcare Trust (REIT)	4,632	15,702
Healthcare Realty Trust, Inc. (REIT)	2,828	84,218
Healthcare Trust of America, Inc. (REIT), Class A	4,272	126,708
Healthpeak Properties, Inc. (REIT)	10,637	356,127
Impact Healthcare REIT plc (REIT)(m)	5,096	7,555
LTC Properties, Inc. (REIT)	727	23,039
Medical Properties Trust, Inc. (REIT)	11,696	234,739
National Health Investors, Inc. (REIT)	827	44,244
NorthWest Healthcare Properties REIT (REIT)	3,621	36,908
Omega Healthcare Investors, Inc. (REIT)	4,724	141,531
Parkway Life REIT (REIT)	7,630	26,053
Physicians Realty Trust (REIT)	4,205	74,092
Primary Health Properties plc (REIT)	26,025	52,735
Sabra Health Care REIT, Inc. (REIT)	4,305	63,370
Target Healthcare REIT plc (REIT)	10,107	15,609
Universal Health Realty Income Trust (REIT)	206	11,386
Ventas, Inc. (REIT)	7,753	428,043
Welltower, Inc. (REIT)	8,348	687,875

		2,620,915

Hotel & Resort REITs (2.4%)
Apple Hospitality REIT, Inc. (REIT)	4,201	66,082
Ascott Residence Trust (REIT)	36,653	24,887
CDL Hospitality Trusts (REIT)	15,760	11,976
DiamondRock Hospitality Co. (REIT)*	4,070	38,461
Far East Hospitality Trust (REIT)	19,150	8,730
Hoshino Resorts REIT, Inc. (REIT)	5	33,057
Host Hotels & Resorts, Inc. (REIT)*	14,003	228,669
Invincible Investment Corp. (REIT)	97	37,896
Japan Hotel REIT Investment Corp. (REIT)	89	53,528
Park Hotels & Resorts, Inc. (REIT)*	4,617	88,369
Pebblebrook Hotel Trust (REIT)	2,555	57,258
RLJ Lodging Trust (REIT)	3,218	47,819
Ryman Hospitality Properties, Inc. (REIT)*	1,024	85,709
Service Properties Trust (REIT)	3,189	35,749
Summit Hotel Properties, Inc. (REIT)*	2,003	19,289
Sunstone Hotel Investors, Inc. (REIT)*	4,236	50,578
Xenia Hotels & Resorts, Inc. (REIT)*	2,203	39,081

		927,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial REITs (13.5%)
AIMS APAC REIT (REIT)	10,950	$11,604
Americold Realty Trust (REIT)	5,124	148,852
APN Industria REIT (REIT)*	5,000	12,437
ARA LOGOS Logistics Trust (REIT)	25,250	17,044
Ascendas REIT (REIT)	67,597	148,778
Centuria Industrial REIT (REIT)	9,000	23,981
Dream Industrial REIT (REIT)	3,920	50,137
Duke Realty Corp. (REIT)	7,374	352,993
EastGroup Properties, Inc. (REIT)	795	132,471
ESR-REIT (REIT)	52,950	18,116
First Industrial Realty Trust, Inc. (REIT)	2,536	132,075
Frasers Logistics & Commercial Trust (REIT)(m)	55,920	62,381
GLP J-REIT (REIT)	85	139,720
Granite REIT (REIT)	1,214	86,339
Industrial & Infrastructure Fund Investment Corp. (REIT)	38	69,024
Industrial Logistics Properties Trust (REIT)	1,270	32,271
Innovative Industrial Properties, Inc. (REIT)	476	110,037
Japan Logistics Fund, Inc. (REIT)	18	53,495
LaSalle Logiport REIT (REIT)	36	60,617
Lexington Realty Trust (REIT)(x)	5,378	68,570
LondonMetric Property plc (REIT)	17,426	56,108
Mapletree Industrial Trust (REIT)	36,719	75,069
Mapletree Logistics Trust (REIT)	56,918	84,903
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	8	35,040
Mitsui Fudosan Logistics Park, Inc. (REIT)	10	52,964
Monmouth Real Estate Investment Corp. (REIT)	1,832	34,167
Montea NV (REIT)	243	32,172
Nippon Prologis REIT, Inc. (REIT)	45	150,482
Prologis, Inc. (REIT)	14,582	1,829,020
Rexford Industrial Realty, Inc. (REIT)	2,697	153,055
Segro plc (REIT)	23,750	381,102
SOSiLA Logistics REIT, Inc. (REIT)	13	19,237
STAG Industrial, Inc. (REIT)	3,213	126,110
Summit Industrial Income REIT (REIT)	3,061	50,364
Terreno Realty Corp. (REIT)	1,319	83,400
Tritax Big Box REIT plc (REIT)	34,080	97,544
Warehouses De Pauw CVA (REIT)	2,752	111,243
WPT Industrial REIT (REIT)(x)	1,364	29,572

		5,132,494

Office REITs (9.9%)
Alexandria Real Estate Equities, Inc. (REIT)	3,041	581,044
Allied Properties REIT (REIT)	2,479	78,719
alstria office REIT-AG (REIT)	3,482	63,356
Befimmo SA (REIT)	382	15,318
Boston Properties, Inc. (REIT)	3,088	334,585
Brandywine Realty Trust (REIT)	3,302	44,313
Centuria Office REIT (REIT)	9,100	16,525
Champion REIT (REIT)	39,276	20,557
Columbia Property Trust, Inc. (REIT)	2,231	42,434
Corporate Office Properties Trust (REIT)	2,205	59,491
Cousins Properties, Inc. (REIT)	2,929	109,222
Covivio (REIT)	962	80,442
Cromwell Property Group (REIT)	28,128	16,158
Daiwa Office Investment Corp. (REIT)	6	40,434
Derwent London plc (REIT)	1,978	91,332
Dexus (REIT)	21,319	164,954
Douglas Emmett, Inc. (REIT)	3,293	104,092
Dream Office REIT (REIT)	732	13,292
Easterly Government Properties, Inc. (REIT)	1,645	33,986
Equity Commonwealth (REIT)	2,292	59,546
Global One REIT (REIT)	19	19,778
Great Portland Estates plc (REIT)	4,989	50,100
Hibernia REIT plc (London Stock Exchange) (REIT)	10,301	13,818
Hibernia REIT plc (Turquoise Stock Exchange) (REIT)	2,816	3,795
Highwoods Properties, Inc. (REIT)	2,015	88,378
Hudson Pacific Properties, Inc. (REIT)	2,898	76,130
Ichigo Office REIT Investment Corp. (REIT)	24	19,388
Inmobiliaria Colonial SOCIMI SA (REIT)	6,701	64,911
Intervest Offices & Warehouses NV (REIT)	460	12,557
Invesco Office J-Reit, Inc. (REIT)	57	11,602
Japan Excellent, Inc. (REIT)	25	30,609
Japan Prime Realty Investment Corp. (REIT)	18	65,108
Japan Real Estate Investment Corp. (REIT)	26	155,743
JBG SMITH Properties (REIT)	2,445	72,396
Kenedix Office Investment Corp. (REIT)	8	55,024
Keppel Pacific Oak US REIT (REIT)(m)	16,650	13,052
Keppel REIT (REIT)	42,162	32,875
Kilroy Realty Corp. (REIT)	2,288	151,489
Mack-Cali Realty Corp. (REIT)*	1,716	29,378
Manulife US REIT (REIT)(m)	28,566	19,951
Mori Hills REIT Investment Corp. (REIT)	32	43,365
Mori Trust Sogo Reit, Inc. (REIT)	20	26,574
Nippon Building Fund, Inc. (REIT)	30	194,872
NSI NV (REIT)	371	13,740
Office Properties Income Trust (REIT)	910	23,050
Orix JREIT, Inc. (REIT)	53	92,323
Paramount Group, Inc. (REIT)	3,630	32,634
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,426	42,285
Precinct Properties New Zealand Ltd. (REIT)	24,593	28,434
Prime US REIT (REIT)(m)	12,600	10,773
Prosperity REIT (REIT)	23,750	9,458
Regional REIT Ltd. (REIT)(m)	7,266	8,695
SL Green Realty Corp. (REIT)	1,312	92,942
Vornado Realty Trust (REIT)	3,426	143,926
Workspace Group plc (REIT)	2,613	28,760

		3,747,713

Residential REITs (13.5%)
Advance Residence Investment Corp. (REIT)	26	84,580
American Campus Communities, Inc. (REIT)	2,701	130,863
American Homes 4 Rent (REIT), Class A	5,586	212,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Income REIT Corp. (REIT)	3,090	$150,823
Apartment Investment and Management Co. (REIT), Class A	2,922	20,016
AvalonBay Communities, Inc. (REIT)	2,753	610,175
Boardwalk REIT (REIT)	715	26,695
Camden Property Trust (REIT)	1,904	280,783
Canadian Apartment Properties REIT (REIT)	3,389	158,159
Centerspace (REIT)	269	25,421
Civitas Social Housing plc (REIT)(m)	12,302	14,460
Comforia Residential REIT, Inc. (REIT)	13	40,025
Daiwa Securities Living Investments Corp. (REIT)	39	39,020
Empiric Student Property plc (REIT)*	11,615	13,854
Equity LifeStyle Properties, Inc. (REIT)	3,393	264,993
Equity Residential (REIT)	7,260	587,479
Essex Property Trust, Inc. (REIT)	1,303	416,621
GCP Student Living plc (REIT)	9,027	25,694
Independence Realty Trust, Inc. (REIT)	2,039	41,494
Ingenia Communities Group (REIT)	5,850	27,898
InterRent REIT (REIT)	2,540	33,550
Invitation Homes, Inc. (REIT)	11,412	437,422
Irish Residential Properties REIT plc (REIT)	8,760	14,535
Kenedix Residential Next Investment Corp. (REIT)	20	39,053
Killam Apartment REIT (REIT)	2,122	35,601
Mid-America Apartment Communities, Inc. (REIT)	2,289	427,471
NexPoint Residential Trust, Inc. (REIT)	394	24,381
Nippon Accommodations Fund, Inc. (REIT)	10	56,130
PRS REIT plc (The) (REIT)	9,200	12,401
Starts Proceed Investment Corp. (REIT)	5	11,121
Sun Communities, Inc. (REIT)	2,272	420,547
Triple Point Social Housing REIT plc (REIT)(m)	7,226	9,202
UDR, Inc. (REIT)	5,836	309,191
UNITE Group plc (The) (REIT)	6,305	91,642
Xior Student Housing NV (REIT)(m)	356	20,137

		5,114,375

Retail REITs (13.5%)
Acadia Realty Trust (REIT)	1,692	34,534
AEON REIT Investment Corp. (REIT)	31	41,650
Agree Realty Corp. (REIT)	1,301	86,165
American Finance Trust, Inc. (REIT)	2,319	18,645
Ascencio (REIT)	57	3,230
Aventus Group (REIT)	8,200	19,019
Brixmor Property Group, Inc. (REIT)	5,848	129,299
BWP Trust (REIT)	9,652	27,737
Capital & Counties Properties plc (REIT)	14,554	32,298
CapitaLand Integrated Commercial Trust (REIT)	96,481	143,418
Carmila SA (REIT)	750	11,208
Charter Hall Retail REIT (REIT)	9,586	27,653
Choice Properties REIT (REIT)	5,029	56,579
Crombie REIT (REIT)	1,895	26,003
Eurocommercial Properties NV (REIT)	954	20,374
Federal Realty Investment Trust (REIT)	1,501	177,103
First Capital Realty, Inc. (REIT)	4,256	58,803
Fortune REIT (REIT)	26,915	26,723
Frasers Centrepoint Trust (REIT)	21,318	35,442
Frontier Real Estate Investment Corp. (REIT)	10	43,876
Fukuoka REIT Corp. (REIT)	15	22,558
Getty Realty Corp. (REIT)	745	21,836
Hamborner REIT AG (REIT)	1,380	14,970
Hammerson plc (REIT)(x)	83,375	36,260
Home Consortium Ltd. (REIT)	2,700	14,935
HomeCo Daily Needs REIT (REIT)(m)	7,500	8,527
Immobiliare Grande Distribuzione SIIQ SpA (REIT)*	1,248	5,658
Japan Metropolitan Fund Invest (REIT)	137	131,706
Kenedix Retail REIT Corp. (REIT)	12	31,095
Kimco Realty Corp. (REIT)	11,465	237,899
Kite Realty Group Trust (REIT)	1,641	33,411
Kiwi Property Group Ltd. (REIT)	31,116	24,723
Klepierre SA (REIT)	3,559	79,242
Lendlease Global Commercial REIT (REIT)	17,450	11,161
Link REIT (REIT)	41,276	352,753
Macerich Co. (The) (REIT)	4,206	70,282
Mapletree Commercial Trust (REIT)	43,456	66,005
Mercialys SA (REIT)	1,211	12,899
National Retail Properties, Inc. (REIT)	3,460	149,437
NewRiver REIT plc (REIT)	5,961	6,678
Realty Income Corp. (REIT)	7,713	500,265
Regency Centers Corp. (REIT)	3,344	225,152
Retail Estates NV (REIT)	158	11,531
Retail Opportunity Investments Corp. (REIT)	2,321	40,432
Retail Properties of America, Inc. (REIT), Class A	4,176	53,787
RioCan REIT (REIT)	6,267	107,072
RPT Realty (REIT)	1,537	19,612
Scentre Group (REIT)	102,973	221,563
Shaftesbury plc (REIT)(x)	5,473	44,767
Shopping Centres Australasia Property Group (REIT)	21,409	41,572
Simon Property Group, Inc. (REIT)	6,458	839,346
SITE Centers Corp. (REIT)	3,368	52,002
SmartCentres REIT (REIT)	2,555	59,830
SPH REIT (REIT)	18,600	12,856
Spirit Realty Capital, Inc. (REIT)	2,303	106,030
Starhill Global REIT (REIT)	27,950	12,847
Tanger Factory Outlet Centers, Inc. (REIT)(x)	1,993	32,486
Unibail-Rodamco-Westfield (REIT)*	2,666	194,990
Urban Edge Properties (REIT)	2,261	41,399
Vastned Retail NV (REIT)	295	7,895
Vicinity Centres (REIT)	74,794	89,115
Waypoint REIT (REIT)	15,550	30,835
Wereldhave NV (REIT)	772	10,864

		5,108,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Specialized REITs (13.7%)
Arena REIT (REIT)	6,350	$19,278
Big Yellow Group plc (REIT)	3,317	62,075
Charter Hall Social Infrastructure REIT (REIT)	6,500	16,739
CoreSite Realty Corp. (REIT)	858	118,867
CubeSmart (REIT)	3,935	190,651
CyrusOne, Inc. (REIT)	2,411	186,636
Digital Realty Trust, Inc. (REIT)	5,543	800,686
EPR Properties (REIT)	1,437	70,959
Equinix, Inc. (REIT)	1,781	1,407,222
Extra Space Storage, Inc. (REIT)	2,587	434,590
Four Corners Property Trust, Inc. (REIT)	1,490	40,021
Gaming and Leisure Properties, Inc. (REIT)	4,331	200,612
Hotel Property Investments (REIT)	3,400	8,455
Keppel DC REIT (REIT)	24,048	43,843
Life Storage, Inc. (REIT)	1,535	176,126
National Storage Affiliates Trust (REIT)	1,563	82,511
National Storage REIT (REIT)	22,616	37,667
Public Storage (REIT)	2,982	885,952
Safehold, Inc. (REIT)	307	22,070
Safestore Holdings plc (REIT)	4,039	56,812
VICI Properties, Inc. (REIT)	11,595	329,414

		5,191,186

Total Equity Real Estate Investment Trusts (REITs)		31,008,205

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	4,264	40,600

Total Health Care Providers & Services		40,600

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB*	1,727	27,337

Total Hotels, Restaurants & Leisure		27,337

Real Estate Management & Development (16.3%)
Diversified Real Estate Activities (5.4%)
Allreal Holding AG (Registered)	283	55,870
Capitaland Investment Ltd.*	52,181	130,664
City Developments Ltd.	9,267	46,768
Hang Lung Properties Ltd.	40,152	91,273
Mitsubishi Estate Co. Ltd.	22,596	359,844
Mitsui Fudosan Co. Ltd.	18,255	434,832
New World Development Co. Ltd.	28,174	114,322
Nomura Real Estate Holdings, Inc.	2,222	57,906
Peach Property Group AG	129	8,470
Sumitomo Realty & Development Co. Ltd.	7,831	285,755
Sun Hung Kai Properties Ltd.	28,157	349,917
Tokyo Tatemono Co. Ltd.	3,928	62,218
UOL Group Ltd.	9,762	49,073

		2,046,912

Real Estate Development (1.1%)
CK Asset Holdings Ltd.	39,122	224,842
Henderson Land Development Co. Ltd.	25,736	97,696
Lifestyle Communities Ltd.	1,850	29,209
Sino Land Co. Ltd.	68,796	92,561

		444,308

Real Estate Operating Companies (9.8%)
Aberdeen Standard European Logistics Income plc (REIT)(m)	6,177	9,244
ADLER Group SA(m)	1,784	30,189
Aeon Mall Co. Ltd.	2,349	36,211
Amot Investments Ltd.	2,900	20,453
Aroundtown SA	23,802	164,438
Atrium Ljungberg AB, Class B	852	17,816
Azrieli Group Ltd.	694	62,403
CA Immobilien Anlagen AG	779	32,842
Castellum AB(x)	4,063	98,915
Catena AB	498	26,761
Cibus Nordic Real Estate AB	750	17,738
Citycon OYJ	1,479	11,829
CLS Holdings plc	3,060	9,050
Corem Property Group AB, Class B	13,423	35,493
Deutsche EuroShop AG	995	20,322
Deutsche Wohnen SE	4,777	292,840
Dios Fastigheter AB	1,620	15,706
Entra ASA(m)	1,757	37,497
Fabege AB(x)	5,096	77,025
Fastighets AB Balder, Class B*	1,976	118,521
Grainger plc	14,419	58,968
Grand City Properties SA	1,919	47,869
Helical plc	1,981	11,701
Hiag Immobilien Holding AG	57	6,107
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,170
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	22,727	108,769
Hufvudstaden AB, Class A	2,109	31,464
Hulic Co. Ltd.	7,200	80,270
Hysan Development Co. Ltd.	12,088	39,339
Intershop Holding AG	23	14,321
Kennedy-Wilson Holdings, Inc.	2,349	49,141
K-fast Holding AB(m)*	1,200	9,944
Kojamo OYJ	3,825	79,022
Kungsleden AB	3,686	48,399
LEG Immobilien SE	1,403	198,499
Mobimo Holding AG (Registered)*	131	43,545
Nyfosa AB	3,581	50,425
Phoenix Spree Deutschland Ltd.	1,552	7,995
Platzer Fastigheter Holding AB, Class B	1,050	15,698
PSP Swiss Property AG (Registered)	816	98,166
Sagax AB, Class B	3,408	105,870
Samhallsbyggnadsbolaget i Norden AB	19,726	108,779
Shurgard Self Storage SA	455	24,982
Sirius Real Estate Ltd.	19,200	33,825
Swire Properties Ltd.	20,886	52,259
Swiss Prime Site AG (Registered)	1,466	142,767
TAG Immobilien AG	2,490	72,973
TLG Immobilien AG	96	2,923
Tricon Residential, Inc.	4,000	53,371
Tritax EuroBox plc(m)	12,202	18,555
Vonovia SE	11,401	685,350
Wallenstam AB, Class B	3,289	48,514
Wharf Real Estate Investment Co. Ltd.	32,525	168,034
Wihlborgs Fastigheter AB	2,596	51,697

		3,706,004

Total Real Estate Management & Development		6,197,224

Total Common Stocks (98.3%) (Cost $31,677,319)		37,273,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CLOSED END FUNDS:
BMO Commercial Property Trust Ltd. (REIT)	10,235	$13,277
Picton Property Income Ltd. (The) (REIT)	10,822	13,753
UK Commercial Property REIT Ltd. (REIT)	14,594	14,439

Total Closed End Funds (0.1%) (Cost $43,339)		41,469

EXCHANGE TRADED FUNDS (ETF):
Equity (0.9%)
iShares International Developed Real Estate ETF(x)	5,994	167,832
iShares U.S. Real Estate ETF	1,665	170,480

Total Exchange Traded Funds (0.9%) (Cost $326,280)		338,312

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	100,000	100,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.8%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $308,674, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $314,847.(xx)	$308,673	308,673

Total Short-Term Investments (1.1%) (Cost $408,673)		408,673

Total Investments in Securities (100.4%) (Cost $32,455,611)		38,061,820
Other Assets Less Liabilities (-0.4%)		(167,739)

Net Assets (100%)		$37,894,081

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $324,720 or 0.9% of net assets.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $387,272. This was collateralized by cash of $408,673 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	3.7%
Austria	0.1
Belgium	1.1
Canada	2.9
Finland	0.2
France	1.5
Germany	4.3
Guernsey	0.0 #
Hong Kong	4.6
Ireland	0.1
Israel	0.2
Italy	0.0 #
Japan	10.5
Netherlands	0.1
New Zealand	0.3
Norway	0.1
Singapore	3.1
Spain	0.4
Sweden	2.4
Switzerland	1.0
United Kingdom	4.5
United States	59.3
Cash and Other	(0.4)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Fund	$—	$41,469	$—	$41,469
Common Stocks
Consumer Discretionary	—	27,337	—	27,337
Health Care	40,600	—	—	40,600
Real Estate	22,803,971	14,401,458	—	37,205,429
Exchange Traded Funds	338,312	—	—	338,312
Short-Term Investments
Investment Company	100,000	—	—	100,000
Repurchase Agreement	—	308,673	—	308,673

Total Assets	$23,282,883	$14,778,937	$—	$38,061,820

Total Liabilities	$—	$—	$—	$—

Total	$23,282,883	$14,778,937	$—	$38,061,820

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,180,197
Aggregate gross unrealized depreciation	(3,425,612)

Net unrealized appreciation	$4,754,585

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,307,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,158	$70,291
ATN International, Inc.	1,629	76,319
Consolidated Communications Holdings, Inc.*	10,763	98,912
Globalstar, Inc.(x)*	11,193	18,692
IDT Corp., Class B*	717	30,078
Iridium Communications, Inc.*	4,246	169,203
Liberty Latin America Ltd., Class A*	6,300	82,404
Liberty Latin America Ltd., Class C*	22,502	295,226
Ooma, Inc.*	1,376	25,607
Radius Global Infrastructure, Inc.(x)*	8,623	140,814

		1,007,546

Entertainment (3.6%)
AMC Entertainment Holdings, Inc., Class A(x)*	75,677	2,880,267
Chicken Soup For The Soul Entertainment, Inc.(x)*	780	17,839
Cinemark Holdings, Inc.(x)*	2,720	52,251
CuriosityStream, Inc.(x)*	3,172	33,433
Eros STX Global Corp.(x)*	46,927	43,149
IMAX Corp.(x)*	6,588	125,040
Lions Gate Entertainment Corp., Class A*	8,906	126,376
Lions Gate Entertainment Corp., Class B*	48,980	636,740
Live Nation Entertainment, Inc.*	112,500	10,252,125
Madison Square Garden Entertainment Corp.*	11,557	839,847
Madison Square Garden Sports Corp., Class A*	2,400	446,280
Marcus Corp. (The)(x)*	3,418	59,644

		15,512,991

Interactive Media & Services (0.1%)
Cars.com, Inc.*	8,667	109,637
COOKPAD, Inc.(x)*	50,000	110,693
Liberty TripAdvisor Holdings, Inc., Class A*	2,665	8,235
MediaAlpha, Inc., Class A*	269	5,025
Outbrain, Inc.*	607	8,984
TrueCar, Inc.*	13,963	58,086
Yelp, Inc.*	783	29,159

		329,819

Media (0.9%)
Advantage Solutions, Inc.*	11,304	97,780
AMC Networks, Inc., Class A*	22,089	1,029,126
Boston Omaha Corp., Class A*	2,580	100,052
Clear Channel Outdoor Holdings, Inc.*	48,555	131,584
comScore, Inc.(x)*	10,102	39,398
Daily Journal Corp.*	179	57,346
Digital Media Solutions, Inc.(x)*	297	2,153
Emerald Holding, Inc.*	3,588	15,572
Entercom Communications Corp.*	17,151	63,116
Entravision Communications Corp., Class A	8,778	62,324
EW Scripps Co. (The), Class A	8,459	152,769
Fluent, Inc.*	6,263	14,217
Gannett Co., Inc.*	20,823	139,098
Gray Television, Inc.	12,500	285,250
Hemisphere Media Group, Inc.*	2,405	29,293
iHeartMedia, Inc., Class A*	8,947	223,854
Integral Ad Science Holding Corp.(x)*	1,314	27,108
John Wiley & Sons, Inc., Class A	6,331	330,541
Meredith Corp.*	2,169	120,813
National CineMedia, Inc.	7,956	28,323
Scholastic Corp.	3,884	138,465
Sinclair Broadcast Group, Inc., Class A	5,717	181,115
Stagwell, Inc.*	8,183	62,764
TEGNA, Inc.	32,394	638,810
Thryv Holdings, Inc.*	228	6,849
WideOpenWest, Inc.*	2,950	57,967

		4,035,687

Wireless Telecommunication Services (0.2%)
Gogo, Inc.(x)*	8,117	140,424
Shenandoah Telecommunications Co.	4,671	147,510
Telephone and Data Systems, Inc.	14,820	288,990
United States Cellular Corp.*	2,287	72,933

		649,857

Total Communication Services		21,535,900

Consumer Discretionary (12.7%)
Auto Components (0.6%)
Adient plc*	12,126	502,623
American Axle & Manufacturing Holdings, Inc.*	8,225	72,462
Cooper-Standard Holdings, Inc.*	2,482	54,381
Dana, Inc.	9,893	220,020
Dorman Products, Inc.*	8,000	757,360
Goodyear Tire & Rubber Co. (The)*	40,549	717,717
Modine Manufacturing Co.*	6,565	74,381
Motorcar Parts of America, Inc.*	2,735	53,333
Standard Motor Products, Inc.	3,056	133,578
Stoneridge, Inc.*	3,181	64,861
Tenneco, Inc., Class A*	935	13,342
XL Fleet Corp.*	4,462	27,486

		2,691,544

Automobiles (0.1%)
Canoo, Inc.(x)*	8,442	64,919
Fisker, Inc.(x)*	1,943	28,465
Lordstown Motors Corp.(x)*	12,702	101,362
Workhorse Group, Inc.(x)*	16,040	122,706

		317,452

Diversified Consumer Services (0.5%)
2U, Inc.*	1,657	55,625
Adtalem Global Education, Inc.*	7,251	274,160
American Public Education, Inc.*	2,675	68,507
Carriage Services, Inc.	1,939	86,460
Coursera, Inc.*	8,444	267,253
European Wax Center, Inc., Class A(x)*	735	20,587
Graham Holdings Co., Class B	568	334,643
Houghton Mifflin Harcourt Co.*	1,185	15,915
Laureate Education, Inc., Class A*	14,590	247,884
OneSpaWorld Holdings Ltd.*	3,941	39,292
Perdoceo Education Corp.*	10,257	108,314
PowerSchool Holdings, Inc., Class A(x)*	5,129	126,225
Regis Corp.*	490	1,705
StoneMor, Inc.(x)*	4,542	11,219
Strategic Education, Inc.	3,562	251,121
Stride, Inc.*	5,592	200,976
Vivint Smart Home, Inc.*	9,835	92,941
WW International, Inc.*	5,341	97,473

		2,300,300

Hotels, Restaurants & Leisure (1.7%)
Biglari Holdings, Inc., Class B*	128	21,992
BJ’s Restaurants, Inc.*	243	10,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Bluegreen Vacations Holding Corp.*	2,146	$55,367
Carrols Restaurant Group, Inc.	4,642	16,990
Chuy’s Holdings, Inc.*	1,568	49,439
Dave & Buster’s Entertainment, Inc.*	3,439	131,817
Del Taco Restaurants, Inc.	4,315	37,670
Denny’s Corp.*	2,254	36,830
Drive Shack, Inc.(x)*	6,667	18,734
El Pollo Loco Holdings, Inc.*	2,728	46,103
F45 Training Holdings, Inc.(x)*	1,183	17,698
Fiesta Restaurant Group, Inc.*	2,651	29,055
GAN Ltd.(x)*	5,291	78,677
Hall of Fame Resort & Entertainment Co.(x)*	8,330	22,074
Jack in the Box, Inc.	2,766	269,215
Krispy Kreme, Inc.(x)*	893	12,502
Monarch Casino & Resort, Inc.*	366	24,518
Nathan’s Famous, Inc.	118	7,218
SeaWorld Entertainment, Inc.*	3,396	187,867
Target Hospitality Corp.*	1,513	5,643
Wendy’s Co. (The)	295,400	6,404,272
Xponential Fitness, Inc., Class A(x)*	488	6,193

		7,490,022

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	1,314	23,797
Beazer Homes USA, Inc.*	4,284	73,899
Cavco Industries, Inc.*	403	95,406
Century Communities, Inc.	1,556	95,616
Ethan Allen Interiors, Inc.	3,333	78,992
Flexsteel Industries, Inc.	992	30,633
Green Brick Partners, Inc.*	3,248	66,649
Hamilton Beach Brands Holding Co., Class A	594	9,308
Hooker Furnishings Corp.	1,634	44,102
Hovnanian Enterprises, Inc., Class A*	744	71,714
iRobot Corp.(x)*	387	30,379
KB Home	10,056	391,379
Landsea Homes Corp.(x)*	1,257	10,886
La-Z-Boy, Inc.	6,594	212,525
Legacy Housing Corp.*	1,168	20,989
Lifetime Brands, Inc.	1,891	34,397
M.D.C. Holdings, Inc.	6,099	284,945
M/I Homes, Inc.*	4,192	242,298
Meritage Homes Corp.*	5,172	501,684
Snap One Holdings Corp.*	919	15,320
Taylor Morrison Home Corp., Class A*	15,726	405,416
Traeger, Inc.(x)*	2,194	45,920
Tri Pointe Homes, Inc.*	89,904	1,889,782
Tupperware Brands Corp.*	7,232	152,740
Universal Electronics, Inc.*	1,915	94,314
VOXX International Corp.*	2,295	26,278
Weber, Inc., Class A(x)*	1,632	28,707

		4,978,075

Internet & Direct Marketing Retail (0.1%)
1stdibs.com, Inc.(x)*	179	2,220
Groupon, Inc.(x)*	514	11,724
Lands’ End, Inc.*	2,133	50,211
PetMed Express, Inc.(x)	408	10,963
Revolve Group, Inc.*	1,957	120,884
Stamps.com, Inc.*	843	278,013
Xometry, Inc., Class A(x)*	250	14,417

		488,432

Leisure Products (0.3%)
Acushnet Holdings Corp.	3,526	164,664
American Outdoor Brands, Inc.*	2,070	50,839
Callaway Golf Co.*	16,977	469,075
Escalade, Inc.	1,148	21,709
Genius Brands International, Inc.(x)*	41,945	57,045
Johnson Outdoors, Inc., Class A	295	31,211
Nautilus, Inc.*	3,275	30,490
Sturm Ruger & Co., Inc.	175	12,912
Vista Outdoor, Inc.*	8,437	340,095

		1,178,040

Multiline Retail (0.4%)
Big Lots, Inc.	5,030	218,101
Dillard’s, Inc., Class A(x)	885	152,680
Franchise Group, Inc.	3,571	126,449
Macy’s, Inc.	44,572	1,007,327

		1,504,557

Specialty Retail (7.4%)
Aaron’s Co., Inc. (The)	4,766	131,256
Abercrombie & Fitch Co., Class A*	8,262	310,899
Academy Sports & Outdoors, Inc.*	11,523	461,150
America’s Car-Mart, Inc.*	148	17,283
AutoNation, Inc.*	123,250	15,006,920
Barnes & Noble Education, Inc.*	5,661	56,553
Bed Bath & Beyond, Inc.*	13,704	236,737
Big 5 Sporting Goods Corp.(x)	3,065	70,618
Buckle, Inc. (The)	230	9,106
CarLotz, Inc.(x)*	10,304	39,258
Cato Corp. (The), Class A	2,974	49,190
Chico’s FAS, Inc.*	14,184	63,686
Conn’s, Inc.*	2,660	60,728
Container Store Group, Inc. (The)*	4,651	44,278
Genesco, Inc.*	2,144	123,773
Group 1 Automotive, Inc.	2,583	485,294
Guess?, Inc.	5,138	107,949
Haverty Furniture Cos., Inc.	1,371	46,216
Hibbett, Inc.	418	29,569
Lazydays Holdings, Inc.*	1,020	21,767
Lumber Liquidators Holdings, Inc.*	4,264	79,652
MarineMax, Inc.*	1,475	71,567
Monro, Inc.	1,877	107,946
ODP Corp. (The)*	7,005	281,321
Penske Automotive Group, Inc.	127,500	12,826,500
Rent-A-Center, Inc.	652	36,649
Shift Technologies, Inc.(x)*	7,377	51,196
Shoe Carnival, Inc.	252	8,170
Signet Jewelers Ltd.	1,696	133,916
Sleep Number Corp.*	1,746	163,216
Sonic Automotive, Inc., Class A	3,220	169,179
Tilly’s, Inc., Class A	3,370	47,214
Torrid Holdings, Inc.(x)*	1,370	21,139
TravelCenters of America, Inc.*	1,840	91,614
Urban Outfitters, Inc.*	2,992	88,832
Winmark Corp.	328	70,530
Zumiez, Inc.*	3,211	127,669

		31,748,540

Textiles, Apparel & Luxury Goods (0.4%)
Fossil Group, Inc.*	6,971	82,607
G-III Apparel Group Ltd.*	6,453	182,620
Movado Group, Inc.	30,332	955,155
Oxford Industries, Inc.	2,183	196,841
Rocky Brands, Inc.	953	45,372
Superior Group of Cos., Inc.	1,325	30,859
Unifi, Inc.*	1,941	42,566
Vera Bradley, Inc.*	3,797	35,730

		1,571,750

Total Consumer Discretionary		54,268,712

Consumer Staples (3.5%)
Beverages (0.5%)
Crimson Wine Group Ltd.*	184,800	1,587,432
Duckhorn Portfolio, Inc. (The)(x)*	983	22,501
MGP Ingredients, Inc.	358	23,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
NewAge, Inc.(x)*	8,170	$11,356
Primo Water Corp.	23,066	362,598
Zevia PBC, Class A*	324	3,729

		2,010,922

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	2,736	84,351
BJ’s Wholesale Club Holdings, Inc.*	5,100	280,092
Chefs’ Warehouse, Inc. (The)*	4,345	141,517
HF Foods Group, Inc.(x)*	5,336	32,283
Ingles Markets, Inc., Class A	2,070	136,682
Natural Grocers by Vitamin Cottage, Inc.	1,354	15,192
Performance Food Group Co.*	1,968	91,433
PriceSmart, Inc.	3,200	248,160
Rite Aid Corp.(x)*	8,072	114,622
SpartanNash Co.	5,263	115,260
Sprouts Farmers Market, Inc.*	9,332	216,222
United Natural Foods, Inc.*	7,674	371,575
Village Super Market, Inc., Class A	1,218	26,406
Weis Markets, Inc.	2,423	127,329

		2,001,124

Food Products (0.7%)
Alico, Inc.	20,800	712,192
B&G Foods, Inc.(x)	9,391	280,697
Cal-Maine Foods, Inc.	5,232	189,189
Fresh Del Monte Produce, Inc.	4,898	157,814
Hostess Brands, Inc.*	19,200	333,504
John B Sanfilippo & Son, Inc.	449	36,692
Laird Superfood, Inc.(x)*	184	3,511
Lancaster Colony Corp.	336	56,720
Landec Corp.*	3,934	36,271
Limoneira Co.	1,581	25,565
Mission Produce, Inc.(x)*	4,894	89,952
Sanderson Farms, Inc.	430	80,926
Seneca Foods Corp., Class A*	925	44,603
Simply Good Foods Co. (The)*	11,735	404,740
Tootsie Roll Industries, Inc.(x)	2,284	69,502
TreeHouse Foods, Inc.*	7,624	304,045
Whole Earth Brands, Inc.(x)*	5,418	62,578

		2,888,501

Household Products (0.0%)
Central Garden & Pet Co.*	868	41,664
Central Garden & Pet Co., Class A*	3,688	158,584
Oil-Dri Corp. of America	763	26,705

		226,953

Personal Products (1.7%)
Beauty Health Co. (The)(x)*	1,085	28,177
BellRing Brands, Inc., Class A*	2,004	61,623
Edgewell Personal Care Co.	7,973	289,420
Honest Co., Inc. (The)(x)*	1,127	11,698
Inter Parfums, Inc.	90,700	6,781,639
Nature’s Sunshine Products, Inc.	1,657	24,275
Nu Skin Enterprises, Inc., Class A	4,046	163,742
Revlon, Inc., Class A(x)*	941	9,514
Veru, Inc.(x)*	2,617	22,323

		7,392,411

Tobacco (0.1%)
Universal Corp.	3,534	170,798
Vector Group Ltd.	18,112	230,928

		401,726

Total Consumer Staples		14,921,637

Energy (17.0%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	19,765	163,061
Bristow Group, Inc.*	3,453	109,909
ChampionX Corp.*	24,351	544,488
Dril-Quip, Inc.*	5,134	129,274
Frank’s International NV*	20,657	60,732
FTS International, Inc., Class A*	1,289	31,709
Helix Energy Solutions Group, Inc.*	21,222	82,341
Helmerich & Payne, Inc.	15,501	424,883
Liberty Oilfield Services, Inc., Class A*	8,687	105,373
Nabors Industries Ltd.*	1,048	101,111
National Energy Services Reunited Corp.(x)*	5,479	68,597
Newpark Resources, Inc.*	13,014	42,946
NexTier Oilfield Solutions, Inc.*	22,854	105,128
Oceaneering International, Inc.*	14,655	195,205
Oil States International, Inc.*	8,872	56,692
Patterson-UTI Energy, Inc.	27,405	246,645
ProPetro Holding Corp.*	12,676	109,647
RPC, Inc.*	9,910	48,163
Select Energy Services, Inc., Class A*	9,165	47,566
Solaris Oilfield Infrastructure, Inc., Class A	3,525	29,399
Subsea 7 SA (ADR)	183,400	1,595,580
TerraVest Industries, Inc.	16,810	322,371
TETRA Technologies, Inc.*	3,857	12,034
Tidewater, Inc.*	5,896	71,106
US Silica Holdings, Inc.*	10,840	86,612

		4,790,572

Oil, Gas & Consumable Fuels (15.9%)
Aemetis, Inc.(x)*	4,117	75,259
Alto Ingredients, Inc.(x)*	10,653	52,626
Altus Midstream Co.	438	30,235
Antero Resources Corp.*	36,901	694,108
Arch Resources, Inc.*	1,781	165,188
Berry Corp.	10,033	72,338
Bonanza Creek Energy, Inc.	4,524	216,700
Brigham Minerals, Inc., Class A	6,431	123,218
California Resources Corp.*	12,117	496,797
Callon Petroleum Co.(x)*	793	38,920
Centennial Resource Development, Inc., Class A*	23,400	156,780
Centrus Energy Corp., Class A(x)*	1,373	53,080
Chesapeake Energy Corp.	14,496	892,809
Clean Energy Fuels Corp.(x)*	22,733	185,274
CNX Resources Corp.*	31,743	400,597
Comstock Resources, Inc.*	13,524	139,973
CONSOL Energy, Inc.*	4,993	129,918
CVR Energy, Inc.	4,896	81,567
Delek US Holdings, Inc.*	9,882	177,580
DHT Holdings, Inc.	20,798	135,811
Dorian LPG Ltd.	3,753	46,575
Earthstone Energy, Inc., Class A*	3,014	27,729
Energy Fuels, Inc.(x)*	2,935	20,604
Equitrans Midstream Corp.	59,970	608,096
Extraction Oil & Gas, Inc.*	1,400	79,030
Falcon Minerals Corp.	1,046	4,916
Frontline Ltd.(x)*	17,513	164,097
Gevo, Inc.(x)*	28,967	192,341
Golar LNG Ltd.*	15,070	195,458
Green Plains, Inc.*	5,254	171,543
HighPeak Energy, Inc.	582	5,238
International Seaways, Inc.	6,680	121,710
Laredo Petroleum, Inc.*	1,362	110,417
Murphy Oil Corp.	21,516	537,255
Nordic American Tankers Ltd.(x)	22,730	58,189
Northern Oil and Gas, Inc.	7,665	164,031
Oasis Petroleum, Inc.	454	45,137
Ovintiv, Inc.	36,310	1,193,873
Par Pacific Holdings, Inc.*	1,217	19,131
PBF Energy, Inc., Class A*	14,143	183,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PDC Energy, Inc.	14,602	$691,989
Peabody Energy Corp.*	11,809	174,655
Penn Virginia Corp.*	2,264	60,381
Permian Basin Royalty Trust	10,000	57,300
PrairieSky Royalty Ltd.	92,000	981,304
Range Resources Corp.*	35,069	793,611
Renewable Energy Group, Inc.*	6,566	329,613
REX American Resources Corp.*	827	66,052
Riley Exploration Permian, Inc.(x)	300	7,044
Scorpio Tankers, Inc.	7,125	132,097
SFL Corp. Ltd.	15,330	128,465
SM Energy Co.	17,596	464,182
Talos Energy, Inc.*	4,650	64,030
Teekay Corp.(x)*	10,136	37,098
Teekay Tankers Ltd., Class A*	3,500	50,855
Texas Pacific Land Corp.	45,540	55,074,254
Ur-Energy, Inc.(x)*	1,621	2,788
W&T Offshore, Inc.*	13,526	50,317
Whiting Petroleum Corp.*	5,777	337,435
World Fuel Services Corp.	9,341	314,044

		68,085,097

Total Energy		72,875,669

Financials (16.0%)
Banks (7.3%)
1st Source Corp.	2,564	121,123
Allegiance Bancshares, Inc.	2,693	102,738
Altabancorp	2,509	110,797
Amalgamated Financial Corp.	2,107	33,333
Amerant Bancorp, Inc.*	3,125	77,312
American National Bankshares, Inc.	1,673	55,276
Ameris Bancorp	9,704	503,444
Arrow Financial Corp.	2,278	78,272
Associated Banc-Corp.	22,499	481,929
Atlantic Capital Bancshares, Inc.*	2,942	77,934
Atlantic Union Bankshares Corp.	11,394	419,869
Banc of California, Inc.	6,731	124,456
BancFirst Corp.	2,586	155,470
Bancorp, Inc. (The)*	7,368	187,516
BancorpSouth Bank	14,693	437,558
Bank First Corp.(x)	974	69,027
Bank of Marin Bancorp	2,337	88,222
Bank of NT Butterfield & Son Ltd. (The)	7,435	264,017
BankUnited, Inc.	13,245	553,906
Banner Corp.	4,987	275,332
Bar Harbor Bankshares	2,171	60,897
Berkshire Hills Bancorp, Inc.	6,942	187,295
Blue Ridge Bankshares, Inc.(x)	2,586	45,488
Brookline Bancorp, Inc.	10,759	164,182
Bryn Mawr Bank Corp.	2,964	136,196
Business First Bancshares, Inc.	2,841	66,451
Byline Bancorp, Inc.	3,732	91,658
Cadence Bancorp	11,298	248,104
Cambridge Bancorp	1,028	90,464
Camden National Corp.	2,225	106,577
Capital Bancorp, Inc.	1,155	27,789
Capital City Bank Group, Inc.	2,062	51,014
Capstar Financial Holdings, Inc.	3,022	64,187
Carter Bankshares, Inc.*	3,894	55,373
Cathay General Bancorp	11,229	464,768
CBTX, Inc.	2,742	72,334
Central Pacific Financial Corp.	3,611	92,730
Century Bancorp, Inc., Class A	396	45,635
CIT Group, Inc.	14,579	757,379
Citizens & Northern Corp.	2,391	60,397
City Holding Co.	2,219	172,882
Civista Bancshares, Inc.	2,270	52,732
CNB Financial Corp.	2,437	59,317
Coastal Financial Corp.*	502	15,994
Columbia Banking System, Inc.	10,311	391,715
Community Bank System, Inc.	7,538	515,750
Community Trust Bancorp, Inc.	2,332	98,177
ConnectOne Bancorp, Inc.	5,548	166,495
CrossFirst Bankshares, Inc.*	3,626	47,138
Customers Bancorp, Inc.*	3,797	163,347
CVB Financial Corp.	18,561	378,088
Dime Community Bancshares, Inc.	5,138	167,807
Eagle Bancorp, Inc.	4,546	261,395
Eastern Bankshares, Inc.	20,000	406,000
Enterprise Bancorp, Inc.	1,402	50,402
Enterprise Financial Services Corp.	5,265	238,399
Equity Bancshares, Inc., Class A	2,037	67,995
Farmers National Banc Corp.	3,916	61,520
FB Financial Corp.	4,524	193,989
Fidelity D&D Bancorp, Inc.(x)	588	29,653
Financial Institutions, Inc.	2,394	73,376
First Bancorp (Nasdaq Stock Exchange)	4,102	176,427
First Bancorp (Quotrix Stock Exchange)	30,156	396,551
First Bancorp, Inc. (The)	1,599	46,595
First Bancshares, Inc. (The)	3,015	116,922
First Bank	2,368	33,365
First Busey Corp.	7,677	189,085
First Commonwealth Financial Corp.	13,271	180,884
First Community Bankshares, Inc.	2,627	83,328
First Financial Bancorp	13,773	322,426
First Financial Bankshares, Inc.	1,369	62,906
First Financial Corp.	1,774	74,597
First Foundation, Inc.	5,897	155,091
First Internet Bancorp	1,419	44,244
First Interstate BancSystem, Inc., Class A	6,077	244,660
First Merchants Corp.	8,082	338,151
First Mid Bancshares, Inc.	2,530	103,882
First Midwest Bancorp, Inc.	16,079	305,662
First of Long Island Corp. (The)	3,417	70,390
Five Star Bancorp	536	12,832
Flushing Financial Corp.	4,426	100,028
Fulton Financial Corp.	23,724	362,503
German American Bancorp, Inc.	3,665	141,579
Glacier Bancorp, Inc.	12,315	681,635
Great Southern Bancorp, Inc.	1,634	89,560
Great Western Bancorp, Inc.	7,412	242,669
Guaranty Bancshares, Inc.	1,267	45,422
Hancock Whitney Corp.	12,793	602,806
Hanmi Financial Corp.	4,043	81,103
HarborOne Bancorp, Inc.	7,458	104,710
HBT Financial, Inc.	1,612	25,067
Heartland Financial USA, Inc.	5,973	287,182
Heritage Commerce Corp.	8,762	101,902
Heritage Financial Corp.	5,062	129,081
Hilltop Holdings, Inc.	9,379	306,412
Home BancShares, Inc.	22,536	530,272
HomeTrust Bancshares, Inc.	2,284	63,906
Hope Bancorp, Inc.	16,888	243,863
Horizon Bancorp, Inc.	6,450	117,196
Howard Bancorp, Inc.*	1,963	39,810
Independent Bank Corp.	3,168	68,049
Independent Bank Corp./MA	4,679	356,306
Independent Bank Group, Inc.	5,562	395,124
International Bancshares Corp.	7,961	331,496
Investors Bancorp, Inc.	21,467	324,366
Lakeland Bancorp, Inc.	7,438	131,132
Lakeland Financial Corp.	3,362	239,509
Macatawa Bank Corp.	4,328	34,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mercantile Bank Corp.	2,377	$76,135
Metrocity Bankshares, Inc.	2,168	45,463
Metropolitan Bank Holding Corp.*	1,055	88,937
Mid Penn Bancorp, Inc.(x)	1,489	41,022
Midland States Bancorp, Inc.	3,299	81,584
MidWestOne Financial Group, Inc.	2,260	68,162
MVB Financial Corp.	1,495	64,031
National Bank Holdings Corp., Class A	3,842	155,524
NBT Bancorp, Inc.	6,078	219,537
Nicolet Bankshares, Inc.*	1,550	114,979
Northrim BanCorp, Inc.	944	40,129
OceanFirst Financial Corp.	8,764	187,637
OFG Bancorp	7,128	179,768
Old National Bancorp	23,541	399,020
Old Second Bancorp, Inc.	4,191	54,734
Origin Bancorp, Inc.	2,748	116,378
Orrstown Financial Services, Inc.	1,723	40,318
Pacific Premier Bancorp, Inc.	11,712	485,345
Park National Corp.	2,134	260,241
Peapack-Gladstone Financial Corp.	2,746	91,607
Peoples Bancorp, Inc.	3,872	122,394
Peoples Financial Services Corp.	994	45,297
Preferred Bank	2,027	135,160
Primis Financial Corp.	3,714	53,704
QCR Holdings, Inc.	2,291	117,849
RBB Bancorp	1,934	48,756
Red River Bancshares, Inc.	696	34,696
Reliant Bancorp, Inc.	2,251	71,109
Renasant Corp.	7,781	280,505
Republic Bancorp, Inc., Class A	1,430	72,429
Republic First Bancorp, Inc.*	5,958	18,351
S&T Bancorp, Inc.	5,422	159,786
Sandy Spring Bancorp, Inc.	6,972	319,457
Seacoast Banking Corp. of Florida	7,316	247,354
ServisFirst Bancshares, Inc.	1,256	97,717
Sierra Bancorp	2,154	52,299
Simmons First National Corp., Class A	15,389	454,899
SmartFinancial, Inc.	2,132	55,112
South Plains Financial, Inc.	1,568	38,228
Southern First Bancshares, Inc.*	806	43,121
Southside Bancshares, Inc.	4,491	171,960
SouthState Corp.	10,263	766,338
Spirit of Texas Bancshares, Inc.	1,932	46,754
Stock Yards Bancorp, Inc.	2,894	169,733
Summit Financial Group, Inc.	1,765	43,260
Texas Capital Bancshares, Inc.*	4,650	279,093
Tompkins Financial Corp.	2,107	170,477
Towne Bank	10,133	315,238
TriCo Bancshares	4,106	178,200
TriState Capital Holdings, Inc.*	4,256	90,014
Triumph Bancorp, Inc.*	255	25,533
Trustmark Corp.	9,255	298,196
UMB Financial Corp.	6,460	624,747
United Bankshares, Inc.	18,432	670,556
United Community Banks, Inc.	11,184	367,059
Univest Financial Corp.	4,399	120,489
Valley National Bancorp	59,471	791,559
Veritex Holdings, Inc.	5,932	233,484
Washington Trust Bancorp, Inc.	2,582	136,794
WesBanco, Inc.	9,444	321,852
West BanCorp, Inc.	2,017	60,571
Westamerica Bancorp	3,653	205,518

		31,220,259

Capital Markets (3.7%)
AssetMark Financial Holdings, Inc.*	2,685	66,776
Associated Capital Group, Inc., Class A‡	161,347	6,035,991
B Riley Financial, Inc.	2,986	176,293
BGC Partners, Inc., Class A	48,756	254,019
Blucora, Inc.*	4,514	70,373
Cohen & Steers, Inc.	13,000	1,089,010
Cowen, Inc., Class A	4,136	141,906
Diamond Hill Investment Group, Inc.	457	80,277
Donnelley Financial Solutions, Inc.*	4,067	140,800
Federated Hermes, Inc., Class B	40,827	1,326,877
Galaxy Digital Holdings Ltd.*	75,000	1,222,170
GAMCO Investors, Inc., Class A	114,464	3,019,560
GCM Grosvenor, Inc., Class A(x)	700	8,064
Houlihan Lokey, Inc.	975	89,797
Moelis & Co., Class A	4,078	252,306
Onex Corp.	14,300	1,013,298
Oppenheimer Holdings, Inc., Class A	1,344	60,870
OTC Markets Group, Inc., Class A	100	4,900
Piper Sandler Cos	2,576	356,673
PJT Partners, Inc., Class A	569	45,014
Sculptor Capital Management, Inc.	3,265	91,061
StoneX Group, Inc.*	2,258	148,802
Value Line, Inc.	9	308
WisdomTree Investments, Inc.	5,056	28,668

		15,723,813

Consumer Finance (0.7%)
Encore Capital Group, Inc.*	4,422	217,872
Enova International, Inc.*	5,337	184,393
EZCORP, Inc., Class A*	7,416	56,139
FirstCash, Inc.	5,419	474,162
Green Dot Corp., Class A*	7,049	354,776
LendingClub Corp.*	14,378	406,035
Navient Corp.	24,197	477,407
Nelnet, Inc., Class A	2,480	196,515
Oportun Financial Corp.*	3,086	77,243
PRA Group, Inc.*	6,654	280,400
PROG Holdings, Inc.	8,193	344,188
Regional Management Corp.	722	42,006
World Acceptance Corp.(x)*	638	120,952

		3,232,088

Diversified Financial Services (0.1%)
Alerus Financial Corp.	2,285	68,276
A-Mark Precious Metals, Inc.	1,268	76,105
Banco Latinoamericano de Comercio Exterior SA, Class E	4,498	78,895
Cannae Holdings, Inc.*	12,415	386,231
Marlin Business Services Corp.	1,208	26,854
Morgan Group Holding Co.(x)*	4,238	22,037

		658,398

Insurance (1.3%)
Ambac Financial Group, Inc.*	6,715	96,159
American Equity Investment Life Holding Co.	12,149	359,246
American National Group, Inc.	1,100	207,933
AMERISAFE, Inc.	2,848	159,944
Argo Group International Holdings Ltd.	4,691	244,964
Bright Health Group, Inc.(x)*	2,229	18,189
Citizens, Inc.(x)*	7,533	46,780
CNO Financial Group, Inc.	18,839	443,470
Crawford & Co., Class A	2,580	23,143
Donegal Group, Inc., Class A	2,266	32,834
eHealth, Inc.*	2,510	101,655
Employers Holdings, Inc.	3,996	157,802
Enstar Group Ltd.*	1,826	428,617
Genworth Financial, Inc., Class A*	72,037	270,139
Goosehead Insurance, Inc., Class A	2,192	333,820
Greenlight Capital Re Ltd., Class A*	4,182	30,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
HCI Group, Inc.	839	$92,936
Heritage Insurance Holdings, Inc.	3,555	24,209
Horace Mann Educators Corp.	5,895	234,562
Independence Holding Co.	631	31,291
Investors Title Co.	162	29,581
James River Group Holdings Ltd.	4,165	157,145
Maiden Holdings Ltd.*	10,266	32,441
MBIA, Inc.*	7,061	90,734
MetroMile, Inc.(x)*	5,572	19,781
National Western Life Group, Inc., Class A	378	79,603
NI Holdings, Inc.*	1,349	23,688
ProAssurance Corp.	7,618	181,156
RLI Corp.	461	46,224
Safety Insurance Group, Inc.	2,059	163,176
Selective Insurance Group, Inc.	8,758	661,492
SiriusPoint Ltd.*	13,193	122,167
State Auto Financial Corp.	2,596	132,266
Stewart Information Services Corp.	3,803	240,578
Tiptree, Inc.	3,363	33,697
Trean Insurance Group, Inc.(x)*	2,672	27,655
United Fire Group, Inc.	3,161	73,019
United Insurance Holdings Corp.	3,079	11,177
Universal Insurance Holdings, Inc.	4,027	52,512

		5,516,690

Mortgage Real Estate Investment Trusts (REITs) (1.3%)
AFC Gamma, Inc. (REIT)	1,273	27,471
Angel Oak Mortgage, Inc. (REIT)(x)	1,008	17,065
Apollo Commercial Real Estate Finance, Inc. (REIT)	20,650	306,240
Arbor Realty Trust, Inc. (REIT)	19,916	369,043
Ares Commercial Real Estate Corp. (REIT)	6,377	96,165
ARMOUR Residential REIT, Inc. (REIT)(x)	11,994	129,295
Blackstone Mortgage Trust, Inc. (REIT), Class A	21,645	656,276
BrightSpire Capital, Inc. (REIT)	12,316	115,647
Broadmark Realty Capital, Inc. (REIT)	18,725	184,629
Capstead Mortgage Corp. (REIT)	14,113	94,416
Chimera Investment Corp. (REIT)	34,591	513,676
Dynex Capital, Inc. (REIT)	4,927	85,139
Ellington Financial, Inc. (REIT)	6,824	124,811
Granite Point Mortgage Trust, Inc. (REIT)	8,015	105,558
Great Ajax Corp. (REIT)	3,197	43,128
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	10,596	566,674
Invesco Mortgage Capital, Inc. (REIT)(x)	42,687	134,464
KKR Real Estate Finance Trust, Inc. (REIT)	4,724	99,676
Ladder Capital Corp. (REIT)	16,696	184,491
MFA Financial, Inc. (REIT)	65,008	297,087
New York Mortgage Trust, Inc. (REIT)	55,917	238,206
Orchid Island Capital, Inc. (REIT)(x)	17,787	86,978
PennyMac Mortgage Investment Trust (REIT)‡	11,553	227,479
Ready Capital Corp. (REIT)	8,469	122,208
Redwood Trust, Inc. (REIT)	16,608	214,077
TPG RE Finance Trust, Inc. (REIT)	8,852	109,588
Two Harbors Investment Corp. (REIT)(x)	46,168	292,705

		5,442,192

Thrifts & Mortgage Finance (1.6%)
Axos Financial, Inc.*	7,635	393,508
Blue Foundry Bancorp(x)*	3,843	52,995
Bridgewater Bancshares, Inc.*	2,564	44,896
Capitol Federal Financial, Inc.	19,036	218,724
Columbia Financial, Inc.*	3,773	69,801
Essent Group Ltd.	16,254	715,339
Federal Agricultural Mortgage Corp., Class C	1,335	144,874
Finance of America Cos., Inc., Class A(x)*	4,852	24,017
Flagstar Bancorp, Inc.	7,666	389,279
FS Bancorp, Inc.	1,109	38,383
Hingham Institution For Savings (The)	202	68,013
Home Bancorp, Inc.	1,161	44,907
Home Point Capital, Inc.(x)	915	3,770
HomeStreet, Inc.	2,947	121,269
Kearny Financial Corp.	7,728	96,059
Luther Burbank Corp.	2,286	30,655
Merchants Bancorp	1,475	58,218
Meridian Bancorp, Inc.	6,912	143,493
Meta Financial Group, Inc.	3,170	166,362
Mr Cooper Group, Inc.*	10,408	428,497
NMI Holdings, Inc., Class A*	11,582	261,869
Northfield Bancorp, Inc.	6,680	114,629
Northwest Bancshares, Inc.	16,981	225,508
Ocwen Financial Corp.*	1,206	33,925
PCSB Financial Corp.	2,135	39,369
PennyMac Financial Services, Inc.‡	4,823	294,830
Pioneer Bancorp, Inc.(x)*	1,872	23,662
Premier Financial Corp.	5,486	174,674
Provident Bancorp, Inc.	2,363	37,855
Provident Financial Services, Inc.	11,258	264,225
Radian Group, Inc.	27,405	622,642
Southern Missouri Bancorp, Inc.	1,163	52,207
TrustCo Bank Corp.	2,656	84,912
Velocity Financial, Inc.*	1,217	16,016
Walker & Dunlop, Inc.	3,861	438,224
Washington Federal, Inc.	10,020	343,786
Waterstone Financial, Inc.	3,045	62,392
WSFS Financial Corp.	6,770	347,369

		6,691,153

Total Financials		68,484,593

Health Care (5.5%)
Biotechnology (3.0%)
4D Molecular Therapeutics, Inc.(x)*	2,733	73,709
89bio, Inc.(x)*	1,437	28,151
Acumen Pharmaceuticals, Inc.(x)*	550	8,173
Adagio Therapeutics, Inc.(x)*	1,287	54,363
Adicet Bio, Inc.(x)*	3,024	23,708
Adverum Biotechnologies, Inc.(x)*	12,989	28,186
Aeglea BioTherapeutics, Inc.*	5,933	47,167
Aerovate Therapeutics, Inc.(x)*	577	12,106
Agios Pharmaceuticals, Inc.*	8,648	399,105
Akebia Therapeutics, Inc.*	14,563	41,941
Akero Therapeutics, Inc.*	951	21,255
Akouos, Inc.(x)*	3,534	41,030
Albireo Pharma, Inc.*	485	15,132
Allogene Therapeutics, Inc.*	5,950	152,915
Altimmune, Inc.*	5,801	65,609
AnaptysBio, Inc.*	2,860	77,563
Anika Therapeutics, Inc.*	2,103	89,504
Annexon, Inc.*	4,613	85,848
Applied Therapeutics, Inc.(x)*	688	11,421
AquaBounty Technologies, Inc.(x)*	5,198	21,156
Arbutus Biopharma Corp.(x)*	10,542	45,225
Arcturus Therapeutics Holdings, Inc.*	3,092	147,736
Arcus Biosciences, Inc.*	6,646	231,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Arcutis Biotherapeutics, Inc.*	3,707	$88,560
Ardelyx, Inc.*	3,125	4,125
Arena Pharmaceuticals, Inc.*	8,105	482,653
Atara Biotherapeutics, Inc.*	11,100	198,690
Athenex, Inc.(x)*	5,381	16,197
Athersys, Inc.(x)*	4,281	5,694
Atossa Therapeutics, Inc.(x)*	16,250	52,975
Atreca, Inc., Class A(x)*	3,865	24,079
Avid Bioservices, Inc.*	538	11,605
Avidity Biosciences, Inc.*	4,545	111,943
Avrobio, Inc.*	5,431	30,305
BioCryst Pharmaceuticals, Inc.*	23,415	336,474
Biohaven Pharmaceutical Holding Co. Ltd.*	2,686	373,112
Black Diamond Therapeutics, Inc.*	3,367	28,485
Bluebird Bio, Inc.*	9,903	189,246
Blueprint Medicines Corp.*	556	57,162
Bolt Biotherapeutics, Inc.(x)*	3,313	41,909
Bridgebio Pharma, Inc.(x)*	5,187	243,115
Brooklyn ImmunoTherapeutics, Inc.*	403	3,748
Cardiff Oncology, Inc.(x)*	5,609	37,356
Caribou Biosciences, Inc.*	1,162	27,737
Catalyst Pharmaceuticals, Inc.*	14,151	75,000
Celldex Therapeutics, Inc.*	1,442	77,854
CEL-SCI Corp.(x)*	555	6,099
Century Therapeutics, Inc.(x)*	703	17,688
ChemoCentryx, Inc.*	7,390	126,369
Chimerix, Inc.*	3,130	19,375
Chinook Therapeutics, Inc.*	4,824	61,554
Clene, Inc.(x)*	880	6,010
Cogent Biosciences, Inc.(x)*	3,918	32,950
Crinetics Pharmaceuticals, Inc.*	802	16,882
Cullinan Oncology, Inc.(x)*	3,531	79,695
Curis, Inc.*	1,543	12,082
Cytokinetics, Inc.*	834	29,807
CytomX Therapeutics, Inc.*	1,412	7,187
Day One Biopharmaceuticals, Inc.(x)*	650	15,425
Deciphera Pharmaceuticals, Inc.*	776	26,369
Design Therapeutics, Inc.*	851	12,501
Dyne Therapeutics, Inc.*	4,460	72,430
Eagle Pharmaceuticals, Inc.*	910	50,760
Eiger BioPharmaceuticals, Inc.*	4,740	31,663
Eliem Therapeutics, Inc.(x)*	410	7,372
Emergent BioSolutions, Inc.*	7,180	359,503
Enanta Pharmaceuticals, Inc.*	2,540	144,297
Erasca, Inc.(x)*	1,242	26,355
FibroGen, Inc.*	1,166	11,917
Finch Therapeutics Group, Inc.(x)*	1,011	13,143
Foghorn Therapeutics, Inc.(x)*	2,478	34,519
Forma Therapeutics Holdings, Inc.*	4,957	114,953
Frequency Therapeutics, Inc.(x)*	4,765	33,641
G1 Therapeutics, Inc.(x)*	2,433	32,651
Gemini Therapeutics, Inc.(x)*	2,684	10,843
Generation Bio Co.*	433	10,855
Geron Corp.(x)*	45,028	61,688
Gossamer Bio, Inc.*	9,076	114,085
Graphite Bio, Inc.(x)*	965	15,816
Gritstone bio, Inc.(x)*	6,028	65,102
Homology Medicines, Inc.*	6,309	49,652
Hookipa Pharma, Inc.*	1,010	5,949
iBio, Inc.(x)*	32,134	34,062
Icosavax, Inc.*	803	23,761
Ideaya Biosciences, Inc.*	3,642	92,835
Imago Biosciences, Inc.(x)*	572	11,457
Immuneering Corp., Class A*	481	12,771
Immunic, Inc.(x)*	2,678	23,700
ImmunityBio, Inc.(x)*	8,981	87,475
ImmunoGen, Inc.*	13,457	76,301
Immunovant, Inc.(x)*	1,974	17,154
Impel Neuropharma, Inc.(x)*	239	2,911
Infinity Pharmaceuticals, Inc.(x)*	1,357	4,641
Inovio Pharmaceuticals, Inc.(x)*	30,314	217,048
Inozyme Pharma, Inc.*	2,092	24,246
Instil Bio, Inc.(x)*	1,377	24,614
Invitae Corp.(x)*	21,829	620,599
iTeos Therapeutics, Inc.*	2,995	80,865
IVERIC bio, Inc.*	12,212	198,323
Janux Therapeutics, Inc.*	787	17,023
Jounce Therapeutics, Inc.*	4,907	36,459
Kezar Life Sciences, Inc.*	4,958	42,837
Kiniksa Pharmaceuticals Ltd., Class A*	2,393	27,256
Kinnate Biopharma, Inc.(x)*	3,527	81,192
Kronos Bio, Inc.(x)*	4,978	104,339
Krystal Biotech, Inc.*	1,691	88,287
Kura Oncology, Inc.*	9,370	175,500
Lexicon Pharmaceuticals, Inc.*	6,030	29,004
Ligand Pharmaceuticals, Inc.*	1,949	271,535
Lineage Cell Therapeutics, Inc.(x)*	18,015	45,398
Lyell Immunopharma, Inc.(x)*	1,403	20,764
MacroGenics, Inc.*	720	15,077
Magenta Therapeutics, Inc.*	485	3,531
MannKind Corp.(x)*	32,745	142,441
MaxCyte, Inc.(x)*	913	11,148
MeiraGTx Holdings plc*	4,117	54,262
Mersana Therapeutics, Inc.*	3,074	28,988
MiMedx Group, Inc.(x)*	5,464	33,112
Mirum Pharmaceuticals, Inc.*	286	5,697
Monte Rosa Therapeutics, Inc.(x)*	692	15,418
Mustang Bio, Inc.*	10,529	28,323
Myriad Genetics, Inc.*	11,393	367,880
Neoleukin Therapeutics, Inc.*	3,991	28,855
NexImmune, Inc.(x)*	795	12,036
Nkarta, Inc.(x)*	2,084	57,956
Nurix Therapeutics, Inc.*	387	11,595
Nuvalent, Inc., Class A(x)*	640	14,432
Olema Pharmaceuticals, Inc.(x)*	1,965	54,155
Omega Therapeutics, Inc.(x)*	419	7,898
Oncocyte Corp.*	2,645	9,416
Oncorus, Inc.(x)*	3,020	28,207
Oncternal Therapeutics, Inc.(x)*	6,553	27,326
OPKO Health, Inc.(x)*	58,597	213,879
ORIC Pharmaceuticals, Inc.*	3,971	83,034
Oyster Point Pharma, Inc.*	1,559	18,474
Passage Bio, Inc.*	5,520	54,979
Portage Biotech, Inc.(x)*	592	12,029
Poseida Therapeutics, Inc.(x)*	4,256	31,026
Praxis Precision Medicines, Inc.(x)*	4,336	80,173
Precigen, Inc.(x)*	1,719	8,578
Prometheus Biosciences, Inc.*	1,470	34,854
Prothena Corp. plc*	1,196	85,191
Rallybio Corp.(x)*	373	6,557
Recursion Pharmaceuticals, Inc., Class A(x)*	1,343	30,902
REGENXBIO, Inc.*	2,765	115,909
Relay Therapeutics, Inc.*	992	31,278
Reneo Pharmaceuticals, Inc.(x)*	237	1,766
Replimune Group, Inc.*	1,306	38,710
REVOLUTION Medicines, Inc.*	7,483	205,857
Rhythm Pharmaceuticals, Inc.*	6,533	85,321
Sana Biotechnology, Inc.(x)*	673	15,156
Sangamo Therapeutics, Inc.*	1,862	16,777
Scholar Rock Holding Corp.*	638	21,067
Selecta Biosciences, Inc.*	12,090	50,294
Sensei Biotherapeutics, Inc.(x)*	2,982	31,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sera Prognostics, Inc., Class A(x)*	213	$2,366
Shattuck Labs, Inc.*	708	14,429
Sigilon Therapeutics, Inc.*	1,925	10,876
Silverback Therapeutics, Inc.(x)*	2,979	29,730
Solid Biosciences, Inc.*	8,890	21,247
Sorrento Therapeutics, Inc.(x)*	4,011	30,604
Spero Therapeutics, Inc.*	211	3,885
Spruce Biosciences, Inc.(x)*	1,196	7,188
SQZ Biotechnologies Co.*	3,372	48,624
Surface Oncology, Inc.*	4,968	37,608
Sutro Biopharma, Inc.*	5,982	113,000
Syndax Pharmaceuticals, Inc.*	4,958	94,747
Syros Pharmaceuticals, Inc.*	4,496	20,097
Talaris Therapeutics, Inc.(x)*	477	6,468
Taysha Gene Therapies, Inc.(x)*	582	10,837
TCR2 Therapeutics, Inc.*	4,526	38,516
Tenaya Therapeutics, Inc.(x)*	824	17,016
Tonix Pharmaceuticals Holding Corp.(x)*	52,258	31,412
Travere Therapeutics, Inc.*	7,954	192,885
Trevena, Inc.(x)*	16,113	19,819
Trillium Therapeutics, Inc.*	12,329	216,497
Turning Point Therapeutics, Inc.*	5,994	398,181
UroGen Pharma Ltd.(x)*	831	13,977
Vanda Pharmaceuticals, Inc.*	7,986	136,880
Vaxart, Inc.(x)*	1,572	12,497
Vaxcyte, Inc.(x)*	4,213	106,884
VBI Vaccines, Inc.(x)*	3,467	10,782
Vera Therapeutics, Inc.(x)*	402	6,975
Veracyte, Inc.*	9,894	459,576
Verve Therapeutics, Inc.(x)*	961	45,167
Viking Therapeutics, Inc.(x)*	9,936	62,398
Viracta Therapeutics, Inc.(x)*	4,269	34,237
VistaGen Therapeutics, Inc.(x)*	4,447	12,185
Vor BioPharma, Inc.(x)*	2,468	38,698
Werewolf Therapeutics, Inc.*	400	6,864
XBiotech, Inc.(x)	2,130	27,584
XOMA Corp.(x)*	815	20,171

		13,062,159

Health Care Equipment & Supplies (0.6%)
Alphatec Holdings, Inc.*	929	11,325
AngioDynamics, Inc.*	5,482	142,203
Asensus Surgical, Inc.(x)*	24,114	44,611
Avanos Medical, Inc.*	7,058	220,210
Bioventus, Inc., Class A(x)*	244	3,455
CryoLife, Inc.*	621	13,842
CVRx, Inc.(x)*	177	2,928
DarioHealth Corp.(x)*	2,002	27,327
Haemonetics Corp.*	2,344	165,463
Integer Holdings Corp.*	4,820	430,619
Invacare Corp.*	5,023	23,909
Lantheus Holdings, Inc.*	8,455	217,124
LivaNova plc*	1,527	120,923
Meridian Bioscience, Inc.*	5,543	106,647
Merit Medical Systems, Inc.*	836	60,025
Mesa Laboratories, Inc.	728	220,118
Misonix, Inc.*	811	20,518
Natus Medical, Inc.*	4,967	124,572
Neogen Corp.*	966	41,953
Neuronetics, Inc.*	355	2,329
OraSure Technologies, Inc.*	10,470	118,416
Orthofix Medical, Inc.*	2,789	106,317
RxSight, Inc.(x)*	173	2,192
SeaSpine Holdings Corp.*	2,370	37,280
Sientra, Inc.*	1,003	5,747
Sight Sciences, Inc.*	271	6,152
Talis Biomedical Corp.(x)*	2,135	13,344
Utah Medical Products, Inc.	464	43,078
Varex Imaging Corp.*	4,887	137,813

		2,470,440

Health Care Providers & Services (0.9%)
AdaptHealth Corp.*	10,513	244,848
Addus HomeCare Corp.*	1,296	103,356
Apria, Inc.*	1,136	42,202
Brookdale Senior Living, Inc.*	27,184	171,259
Castle Biosciences, Inc.*	259	17,224
Community Health Systems, Inc.*	2,297	26,875
Covetrus, Inc.*	15,190	275,547
Cross Country Healthcare, Inc.*	4,605	97,810
Exagen, Inc.(x)*	967	13,151
Fulgent Genetics, Inc.(x)*	2,670	240,167
LifeStance Health Group, Inc.(x)*	2,474	35,873
Magellan Health, Inc.*	3,448	326,008
MEDNAX, Inc.*	5,251	149,286
ModivCare, Inc.*	1,222	221,940
National HealthCare Corp.	1,827	127,853
Option Care Health, Inc.*	21,947	532,434
Owens & Minor, Inc.	1,839	57,542
Patterson Cos., Inc.	9,397	283,226
SOC Telemed, Inc.(x)*	2,061	4,658
Tenet Healthcare Corp.*	13,730	912,221
Tivity Health, Inc.*	2,656	61,247
Triple-S Management Corp., Class B*	3,327	117,676
Viemed Healthcare, Inc.*	4,212	23,377

		4,085,780

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	18,193	243,240
American Well Corp., Class A*	26,860	244,695
Castlight Health, Inc., Class B*	17,352	27,243
Computer Programs and Systems, Inc.*	2,062	73,119
Convey Holding Parent, Inc.(x)*	670	5,628
Evolent Health, Inc., Class A*	9,095	281,945
Forian, Inc.*	342	3,529
HealthStream, Inc.*	3,761	107,489
Multiplan Corp.(x)*	28,206	158,800
NantHealth, Inc.(x)*	1,762	2,837
NextGen Healthcare, Inc.*	8,252	116,353

		1,264,878

Life Sciences Tools & Services (0.2%)
Absci Corp.*	808	9,397
Alpha Teknova, Inc.(x)*	389	9,682
Codex DNA, Inc.(x)*	395	4,396
Cytek Biosciences, Inc.*	406	8,692
Fluidigm Corp.(x)*	10,105	66,592
Harvard Bioscience, Inc.*	835	5,828
NanoString Technologies, Inc.*	553	26,550
Pacific Biosciences of California, Inc.*	15,485	395,642
Personalis, Inc.*	4,893	94,141
Rapid Micro Biosystems, Inc., Class A*	444	8,201
Seer, Inc.(x)*	3,739	129,108
Singular Genomics Systems, Inc.(x)*	679	7,598

		765,827

Pharmaceuticals (0.5%)
Amphastar Pharmaceuticals, Inc.*	3,775	71,763
ANI Pharmaceuticals, Inc.*	1,442	47,327
Atea Pharmaceuticals, Inc.(x)*	8,620	302,217
Athira Pharma, Inc.(x)*	4,767	44,715
Avalo Therapeutics, Inc.*	445	970
Cara Therapeutics, Inc.*	6,512	100,610
Citius Pharmaceuticals, Inc.(x)*	16,833	34,171
CorMedix, Inc.(x)*	5,116	23,789
Cymabay Therapeutics, Inc.(x)*	10,482	38,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cyteir Therapeutics, Inc.(x)*	475	$8,336
Endo International plc*	33,354	108,067
EyePoint Pharmaceuticals, Inc.(x)*	3,116	32,469
Fulcrum Therapeutics, Inc.(x)*	3,894	109,850
Ikena Oncology, Inc.(x)*	1,358	17,138
Innoviva, Inc.*	5,617	93,860
Kala Pharmaceuticals, Inc.(x)*	2,464	6,456
Kaleido Biosciences, Inc.(x)*	383	2,091
KemPharm, Inc.(x)*	2,195	20,479
NGM Biopharmaceuticals, Inc.*	4,191	88,095
Nuvation Bio, Inc.*	1,504	14,950
Pliant Therapeutics, Inc.(x)*	311	5,250
Prestige Consumer Healthcare, Inc.*	7,346	412,184
Provention Bio, Inc.(x)*	8,326	53,286
Rain Therapeutics, Inc.(x)*	383	5,730
Reata Pharmaceuticals, Inc., Class A*	522	52,518
Supernus Pharmaceuticals, Inc.*	7,199	191,997
Tarsus Pharmaceuticals, Inc.(x)*	211	4,547
Terns Pharmaceuticals, Inc.(x)*	596	6,210
Theravance Biopharma, Inc.(x)*	669	4,951
Zogenix, Inc.*	8,203	124,604

		2,026,889

Total Health Care		23,675,973

Industrials (16.6%)
Aerospace & Defense (0.5%)
AAR Corp.*	5,031	163,155
Aerojet Rocketdyne Holdings, Inc.	2,228	97,029
AerSale Corp.(x)*	1,168	19,856
Astronics Corp.*	3,516	49,435
Ducommun, Inc.*	1,570	79,050
Kaman Corp.	4,035	143,928
Kratos Defense & Security Solutions, Inc.*	13,953	311,291
Maxar Technologies, Inc.	10,522	297,983
Moog, Inc., Class A	4,259	324,664
National Presto Industries, Inc.	749	61,478
Park Aerospace Corp.	2,872	39,289
Parsons Corp.*	3,861	130,347
Triumph Group, Inc.*	9,342	174,042
Vectrus, Inc.*	1,684	84,672

		1,976,219

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	8,651	223,282
Atlas Air Worldwide Holdings, Inc.*	4,224	345,016
Echo Global Logistics, Inc.*	2,541	121,231
Hub Group, Inc., Class A*	4,881	335,569
Radiant Logistics, Inc.*	5,751	36,749

		1,061,847

Airlines (0.2%)
Hawaiian Holdings, Inc.*	7,451	161,389
Mesa Air Group, Inc.*	4,871	37,312
SkyWest, Inc.*	7,319	361,119
Spirit Airlines, Inc.*	14,462	375,144

		934,964

Building Products (0.4%)
American Woodmark Corp.*	2,456	160,549
Apogee Enterprises, Inc.	3,701	139,750
Caesarstone Ltd.	3,346	41,557
Gibraltar Industries, Inc.*	3,433	239,108
Griffon Corp.	6,789	167,009
Insteel Industries, Inc.	2,496	94,973
JELD-WEN Holding, Inc.*	7,411	185,497
PGT Innovations, Inc.*	4,411	84,250
Quanex Building Products Corp.	4,904	104,995
Resideo Technologies, Inc.*	18,730	464,317
UFP Industries, Inc.	857	58,259
View, Inc.(x)*	14,303	77,522

		1,817,786

Commercial Services & Supplies (3.4%)
ABM Industries, Inc.	9,894	445,329
ACCO Brands Corp.	13,654	117,288
Brady Corp., Class A	6,934	351,554
BrightView Holdings, Inc.*	6,031	89,018
Casella Waste Systems, Inc., Class A*	549	41,691
CECO Environmental Corp.*	4,203	29,589
Civeo Corp.*	273,716	6,155,873
CompX International, Inc.	265	5,507
CoreCivic, Inc. (REIT)*	17,609	156,720
Deluxe Corp.	6,182	221,872
Ennis, Inc.	3,772	71,102
Harsco Corp.*	6,640	112,548
Healthcare Services Group, Inc.	5,237	130,873
Heritage-Crystal Clean, Inc.*	1,412	40,920
Herman Miller, Inc.	10,919	411,209
HNI Corp.	5,745	210,956
IAA, Inc.*	35,150	1,918,135
Interface, Inc.	6,646	100,687
KAR Auction Services, Inc.*	112,632	1,846,038
Kimball International, Inc., Class B	5,320	59,584
Matthews International Corp., Class A	4,560	158,186
NL Industries, Inc.	1,334	7,684
Ritchie Bros Auctioneers, Inc.	18,250	1,125,295
RR Donnelley & Sons Co.*	10,547	54,212
Steelcase, Inc., Class A	13,056	165,550
Team, Inc.*	3,787	11,399
UniFirst Corp.	2,214	470,741
US Ecology, Inc.*	4,100	132,635
VSE Corp.	1,565	75,386

		14,717,581

Construction & Engineering (0.8%)
API Group Corp.(m)*	29,584	602,034
Arcosa, Inc.	7,099	356,157
Argan, Inc.	2,183	95,332
Concrete Pumping Holdings, Inc.(x)*	3,664	31,291
Dycom Industries, Inc.*	818	58,274
EMCOR Group, Inc.	7,047	813,083
Fluor Corp.*	20,862	333,166
Granite Construction, Inc.	6,742	266,646
Great Lakes Dredge & Dock Corp.*	9,481	143,068
Infrastructure and Energy Alternatives, Inc.*	2,370	27,089
INNOVATE Corp.(x)*	6,915	28,351
Matrix Service Co.*	3,854	40,313
MYR Group, Inc.*	619	61,591
Northwest Pipe Co.*	1,336	31,663
NV5 Global, Inc.*	1,462	144,109
Primoris Services Corp.	7,863	192,565
Sterling Construction Co., Inc.*	3,264	73,995
Tutor Perini Corp.*	6,115	79,373

		3,378,100

Electrical Equipment (0.4%)
Advent Technologies Holdings, Inc.(x)*	555	4,828
Allied Motion Technologies, Inc.	83	2,596
American Superconductor Corp.*	4,071	59,355
Array Technologies, Inc.*	14,344	265,651
AZZ, Inc.	3,645	193,914
Babcock & Wilcox Enterprises, Inc.*	5,819	37,300
Beam Global(x)*	160	4,379
Encore Wire Corp.	2,951	279,843
EnerSys	5,595	416,492
FuelCell Energy, Inc.(x)*	11,079	74,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
GrafTech International Ltd.	3,400	$35,088
Powell Industries, Inc.	1,317	32,359
Preformed Line Products Co.	421	27,382
Romeo Power, Inc.(x)*	3,810	18,860
Thermon Group Holdings, Inc.*	4,853	84,005

		1,536,171

Machinery (3.6%)
AgEagle Aerial Systems, Inc.(x)*	3,508	10,559
Alamo Group, Inc.	169	23,581
Albany International Corp., Class A	3,612	277,654
Altra Industrial Motion Corp.	9,502	525,936
Astec Industries, Inc.	3,317	178,488
Barnes Group, Inc.	6,932	289,272
Blue Bird Corp.*	1,138	23,739
Chart Industries, Inc.*	2,140	408,975
Colfax Corp.*	15,400	706,860
Columbus McKinnon Corp.	4,083	197,413
Commercial Vehicle Group, Inc.*	2,888	27,320
Desktop Metal, Inc., Class A(x)*	4,583	32,860
EnPro Industries, Inc.	3,024	263,451
ESCO Technologies, Inc.	3,434	264,418
ExOne Co. (The)(x)*	2,342	54,756
Gorman-Rupp Co. (The)	2,605	93,285
Greenbrier Cos., Inc. (The)	4,681	201,236
Hillenbrand, Inc.	4,824	205,744
Hyliion Holdings Corp.(x)*	13,879	116,584
Hyster-Yale Materials Handling, Inc.	1,471	73,932
Ideanomics, Inc.(x)*	60,493	119,171
Kennametal, Inc.	12,266	419,865
Lindsay Corp.	144	21,858
Luxfer Holdings plc	2,315	45,443
Lydall, Inc.*	1,429	88,727
Manitowoc Co., Inc. (The)*	5,040	107,957
Mayville Engineering Co., Inc.*	1,257	23,632
Meritor, Inc.*	1,479	31,517
Miller Industries, Inc.	1,504	51,196
Mueller Industries, Inc.	5,071	208,418
Mueller Water Products, Inc., Class A	21,557	328,097
NN, Inc.*	6,383	33,511
Oshkosh Corp.	65,100	6,664,287
Park-Ohio Holdings Corp.	1,255	32,028
Proto Labs, Inc.*	3,422	227,905
RBC Bearings, Inc.*	3,524	747,793
REV Group, Inc.	3,507	60,180
Rexnord Corp.	8,407	540,486
SPX Corp.*	1,080	57,726
SPX FLOW, Inc.	5,597	409,141
Standex International Corp.	1,768	174,873
Titan International, Inc.*	6,425	46,003
TriMas Corp.*	6,336	205,033
Trinity Industries, Inc.	11,563	314,167
Wabash National Corp.	6,798	102,854
Watts Water Technologies, Inc., Class A	1,783	299,704

		15,337,635

Marine (2.8%)
Clarkson plc	154,659	7,831,597
Costamare, Inc.	7,784	120,574
Eagle Bulk Shipping, Inc.(x)*	1,309	66,000
Genco Shipping & Trading Ltd.	4,752	95,658
Matson, Inc.	6,309	509,199
Safe Bulkers, Inc.*	9,099	47,042
Stolt-Nielsen Ltd.	228,300	3,198,934

		11,869,004

Professional Services (2.9%)
Acacia Research Corp.*	7,201	48,895
ASGN, Inc.*	813	91,983
Atlas Technical Consultants, Inc.(x)*	1,573	15,997
Barrett Business Services, Inc.	1,104	84,191
CACI International, Inc., Class A*	38,000	9,959,800
CBIZ, Inc.*	7,348	237,634
CRA International, Inc.	187	18,577
First Advantage Corp.*	310	5,905
GP Strategies Corp.*	1,870	38,709
Heidrick & Struggles International, Inc.	1,643	73,327
HireQuest, Inc.(x)	110	2,126
Huron Consulting Group, Inc.*	2,932	152,464
ICF International, Inc.	2,719	242,779
KBR, Inc.	2,614	102,992
Kelly Services, Inc., Class A	5,243	98,988
Korn Ferry	8,072	584,090
ManTech International Corp., Class A	4,029	305,882
Mistras Group, Inc.*	3,095	31,445
Resources Connection, Inc.	4,660	73,535
TrueBlue, Inc.*	5,106	138,270
Willdan Group, Inc.*	345	12,279

		12,319,868

Road & Rail (0.4%)
ArcBest Corp.	3,711	303,449
Avis Budget Group, Inc.*	7,150	833,047
Covenant Logistics Group, Inc., Class A*	1,793	49,576
Heartland Express, Inc.	6,835	109,497
Marten Transport Ltd.	8,751	137,303
PAM Transportation Services, Inc.*	410	18,442
Universal Logistics Holdings, Inc.	212	4,257
US Xpress Enterprises, Inc., Class A*	3,899	33,648
Werner Enterprises, Inc.	8,126	359,738
Yellow Corp.*	6,953	39,284

		1,888,241

Trading Companies & Distributors (0.8%)
Alta Equipment Group, Inc.*	2,152	29,547
Beacon Roofing Supply, Inc.*	2,061	98,433
Boise Cascade Co.	4,536	244,853
CAI International, Inc.	1,842	102,986
Custom Truck One Source, Inc.(x)*	4,571	42,648
DXP Enterprises, Inc.*	2,590	76,586
GATX Corp.	5,164	462,488
Global Industrial Co.	458	17,354
GMS, Inc.*	6,272	274,714
McGrath RentCorp	1,098	79,001
MRC Global, Inc.*	11,869	87,119
NOW, Inc.*	16,297	124,672
Rush Enterprises, Inc., Class A	6,155	277,960
Rush Enterprises, Inc., Class B	1,036	47,418
Textainer Group Holdings Ltd.*	6,078	212,183
Titan Machinery, Inc.*	2,855	73,973
Triton International Ltd.	9,781	509,003
Veritiv Corp.*	2,157	193,181
WESCO International, Inc.*	5,379	620,306
Willis Lease Finance Corp.*	386	14,355

		3,588,780

Transportation Infrastructure (0.2%)
Braemar Shipping Services plc	186,858	639,456

Total Industrials		71,065,652

Information Technology (2.8%)
Communications Equipment (0.4%)
ADTRAN, Inc.	6,594	123,703
Aviat Networks, Inc.*	985	32,367
Calix, Inc.*	1,387	68,559

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Comtech Telecommunications Corp.	3,790	$97,062
Digi International, Inc.*	4,959	104,238
DZS, Inc.*	1,449	17,765
EchoStar Corp., Class A*	22,812	581,934
EMCORE Corp.*	4,534	33,914
Harmonic, Inc.*	10,713	93,739
Inseego Corp.(x)*	9,728	64,789
KVH Industries, Inc.*	2,300	22,149
NETGEAR, Inc.*	4,464	142,446
NetScout Systems, Inc.*	10,290	277,316
Plantronics, Inc.*	3,612	92,865
Ribbon Communications, Inc.*	10,384	62,096
Viavi Solutions, Inc.*	3,890	61,229

		1,876,171

Electronic Equipment, Instruments & Components (0.8%)
Aeva Technologies, Inc.(x)*	11,194	88,880
Belden, Inc.	6,492	378,224
Benchmark Electronics, Inc.	5,254	140,334
CTS Corp.	3,611	111,616
Daktronics, Inc.*	5,188	28,171
ePlus, Inc.*	1,961	201,218
Fabrinet*	769	78,830
FARO Technologies, Inc.*	1,341	88,251
Identiv, Inc.(x)*	277	5,219
II-VI, Inc.*	1,101	65,355
Insight Enterprises, Inc.*	3,309	298,075
Itron, Inc.*	1,194	90,302
Kimball Electronics, Inc.*	3,349	86,304
Knowles Corp.*	13,025	244,089
Methode Electronics, Inc.	5,605	235,690
OSI Systems, Inc.*	2,212	209,698
PC Connection, Inc.	1,651	72,694
Plexus Corp.*	467	41,754
Rogers Corp.*	334	62,284
Sanmina Corp.*	9,427	363,317
ScanSource, Inc.*	3,691	128,410
TTM Technologies, Inc.*	15,610	196,218
Vishay Intertechnology, Inc.	16,873	338,979
Vishay Precision Group, Inc.*	1,811	62,968

		3,616,880

IT Services (0.3%)
Cass Information Systems, Inc.	1,752	73,321
Conduent, Inc.*	24,611	162,186
CSG Systems International, Inc.	2,541	122,476
DigitalOcean Holdings, Inc.(x)*	401	31,130
Flywire Corp.(x)*	267	11,705
Hackett Group, Inc. (The)	260	5,101
Limelight Networks, Inc.(x)*	18,502	44,035
LiveRamp Holdings, Inc.*	9,687	457,517
MoneyGram International, Inc.*	13,128	105,287
Rackspace Technology, Inc.(x)*	2,216	31,512
Repay Holdings Corp.*	7,062	162,638
StarTek, Inc.*	2,599	14,320
Unisys Corp.*	2,030	51,034

		1,272,262

Semiconductors & Semiconductor Equipment (0.5%)
Alpha & Omega Semiconductor Ltd.*	553	17,347
Amkor Technology, Inc.	11,884	296,506
AXT, Inc.*	5,760	47,981
Cohu, Inc.*	950	30,343
Diodes, Inc.*	1,456	131,899
DSP Group, Inc.*	3,278	71,821
FormFactor, Inc.*	1,454	54,278
Ichor Holdings Ltd.*	1,411	57,978
NeoPhotonics Corp.*	7,449	64,881
NVE Corp.	41	2,623
Onto Innovation, Inc.*	4,901	354,097
PDF Solutions, Inc.*	4,277	98,542
Photronics, Inc.*	8,816	120,162
Rambus, Inc.*	15,914	353,291
SkyWater Technology, Inc.(x)*	95	2,584
SunPower Corp.(x)*	2,441	55,362
Veeco Instruments, Inc.*	7,318	162,533

		1,922,228

Software (0.7%)
A10 Networks, Inc.*	1,541	20,773
Agilysys, Inc.*	334	17,488
Alkami Technology, Inc.*	43	1,061
American Software, Inc., Class A	1,068	25,365
Asana, Inc., Class A*	874	90,756
Benefitfocus, Inc.*	996	11,056
Bottomline Technologies DE, Inc.*	5,367	210,816
ChannelAdvisor Corp.*	1,258	31,739
Cleanspark, Inc.(x)*	4,966	57,556
Cloudera, Inc.*	13,253	211,650
Couchbase, Inc.*	347	10,795
CS Disco, Inc.*	596	28,572
E2open Parent Holdings, Inc.(x)*	23,733	268,183
Ebix, Inc.	3,879	104,461
eGain Corp.*	1,655	16,881
Envestnet, Inc.*	519	41,644
EverCommerce, Inc.(x)*	557	9,185
GTY Technology Holdings, Inc.*	4,874	36,652
Instructure Holdings, Inc.(x)*	1,401	31,649
Intapp, Inc.(x)*	339	8,733
InterDigital, Inc.	2,729	185,081
Kaltura, Inc.(x)*	1,182	12,163
Marathon Digital Holdings, Inc.(x)*	13,160	415,593
MeridianLink, Inc.(x)*	424	9,481
Model N, Inc.*	404	13,534
ON24, Inc.*	1,368	27,278
Ping Identity Holding Corp.*	7,256	178,280
QAD, Inc., Class A	231	20,187
Rekor Systems, Inc.(x)*	1,669	19,177
SecureWorks Corp., Class A*	1,493	29,681
Smith Micro Software, Inc.*	6,857	33,188
Verint Systems, Inc.*	9,455	423,489
VirnetX Holding Corp.(x)*	9,388	36,801
Xperi Holding Corp.	15,399	290,117

		2,929,065

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	1,601	44,139
Eastman Kodak Co.(x)*	401	2,731
Quantum Corp.*	8,523	44,149
Super Micro Computer, Inc.*	6,333	231,598
Turtle Beach Corp.*	412	11,462

		334,079

Total Information Technology		11,950,685

Materials (3.7%)
Chemicals (0.9%)
AdvanSix, Inc.*	3,999	158,960
American Vanguard Corp.	3,190	48,010
Amyris, Inc.*	22,273	305,808
Avient Corp.	11,992	555,829
Chase Corp.	816	83,354
Ecovyst, Inc.	7,558	88,126
Ferro Corp.*	2,078	42,267
FutureFuel Corp.	4,249	30,295
GCP Applied Technologies, Inc.*	7,207	157,978
Hawkins, Inc.	940	32,787
HB Fuller Co.	6,268	404,662
Innospec, Inc.	2,503	210,803
Intrepid Potash, Inc.*	1,496	46,227
Koppers Holdings, Inc.*	3,001	93,811

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kraton Corp.*	4,613	$210,537
Kronos Worldwide, Inc.	2,830	35,120
Minerals Technologies, Inc.	4,942	345,149
Rayonier Advanced Materials, Inc.*	9,053	67,898
Sensient Technologies Corp.	3,003	273,513
Stepan Co.	2,867	323,799
Tredegar Corp.	637	7,759
Tronox Holdings plc, Class A	16,820	414,613
Valhi, Inc.	295	6,882
Zymergen, Inc.(x)*	2,239	29,488

		3,973,675

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	17,432	557,301
United States Lime & Minerals, Inc.	269	32,495

		589,796

Containers & Packaging (0.2%)
Greif, Inc., Class A	3,220	208,012
Greif, Inc., Class B	791	51,257
Myers Industries, Inc.	2,849	55,755
Pactiv Evergreen, Inc.	6,410	80,253
Ranpak Holdings Corp.*	4,577	122,755
UFP Technologies, Inc.*	937	57,710

		575,742

Metals & Mining (2.2%)
Allegheny Technologies, Inc.*	7,321	121,748
Arconic Corp.*	16,190	510,633
Carpenter Technology Corp.	6,996	229,049
Century Aluminum Co.*	7,156	96,248
Coeur Mining, Inc.*	11,866	73,213
Commercial Metals Co.	17,614	536,522
Constellium SE*	18,014	338,303
Gatos Silver, Inc.*	1,068	12,421
Haynes International, Inc.	1,850	68,913
Hecla Mining Co.	54,963	302,297
Kaiser Aluminum Corp.	2,034	221,625
Materion Corp.	1,820	124,925
Mesabi Trust	18,000	534,780
Olympic Steel, Inc.	1,392	33,909
PolyMet Mining Corp.(x)*	2,783	8,488
Ryerson Holding Corp.	849	18,907
Sandstorm Gold Ltd.*	950,000	5,472,000
Schnitzer Steel Industries, Inc., Class A	3,489	152,853
SunCoke Energy, Inc.	12,365	77,652
TimkenSteel Corp.*	6,778	88,656
Warrior Met Coal, Inc.	6,790	158,003
Wheaton Precious Metals Corp.	2,400	90,192
Worthington Industries, Inc.	4,960	261,392

		9,532,729

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	2,433	93,257
Domtar Corp.*	7,336	400,106
Glatfelter Corp.	6,420	90,522
Neenah, Inc.	2,461	114,707
Schweitzer-Mauduit International, Inc.	4,586	158,951
Verso Corp., Class A	3,991	82,813

		940,356

Total Materials		15,612,298

Real Estate (10.4%)
Equity Real Estate Investment Trusts (REITs) (6.7%)
Acadia Realty Trust (REIT)	12,703	259,268
Agree Realty Corp. (REIT)	9,980	660,975
Alexander & Baldwin, Inc. (REIT)	10,682	250,386
American Assets Trust, Inc. (REIT)	7,350	275,037
American Finance Trust, Inc. (REIT)	16,390	131,776
Apartment Investment and Management Co. (REIT), Class A	21,824	149,494
Apple Hospitality REIT, Inc. (REIT)	31,574	496,659
Armada Hoffler Properties, Inc. (REIT)	8,903	119,033
Ashford Hospitality Trust, Inc. (REIT)(x)*	2,490	36,653
Braemar Hotels & Resorts, Inc. (REIT)*	7,695	37,321
Brandywine Realty Trust (REIT)	24,996	335,446
Broadstone Net Lease, Inc. (REIT)	22,682	562,740
BRT Apartments Corp. (REIT)	1,722	33,200
CareTrust REIT, Inc. (REIT)	13,800	280,416
CatchMark Timber Trust, Inc. (REIT), Class A	2,071	24,583
Centerspace (REIT)	2,055	194,198
Chatham Lodging Trust (REIT)*	7,125	87,281
City Office REIT, Inc. (REIT)	6,265	111,893
Clipper Realty, Inc. (REIT)	267	2,163
Columbia Property Trust, Inc. (REIT)	16,853	320,544
Community Healthcare Trust, Inc. (REIT)	1,242	56,126
CorePoint Lodging, Inc. (REIT)*	5,820	90,210
Corporate Office Properties Trust (REIT)	16,607	448,057
CTO Realty Growth, Inc. (REIT)	836	44,943
DiamondRock Hospitality Co. (REIT)*	30,856	291,589
DigitalBridge Group, Inc. (REIT)(x)*	71,291	429,885
Diversified Healthcare Trust (REIT)	34,960	118,514
Easterly Government Properties, Inc. (REIT)	12,365	255,461
Empire State Realty Trust, Inc. (REIT), Class A	21,024	210,871
Equity Commonwealth (REIT)	59,169	1,537,211
Equity LifeStyle Properties, Inc. (REIT)	65,700	5,131,170
Essential Properties Realty Trust, Inc. (REIT)	17,203	480,308
Farmland Partners, Inc. (REIT)	4,183	50,154
Four Corners Property Trust, Inc. (REIT)	11,184	300,402
Franklin Street Properties Corp. (REIT)	14,973	69,475
GEO Group, Inc. (The) (REIT)(x)	16,548	123,614
Getty Realty Corp. (REIT)	5,857	171,669
Gladstone Commercial Corp. (REIT)	3,908	82,185
Gladstone Land Corp. (REIT)(x)	1,724	39,255
Global Medical REIT, Inc. (REIT)	8,706	127,978
Global Net Lease, Inc. (REIT)	14,749	236,279
Healthcare Realty Trust, Inc. (REIT)	21,313	634,701
Hersha Hospitality Trust (REIT)*	4,862	45,362
Independence Realty Trust, Inc. (REIT)	15,418	313,756
Indus Realty Trust, Inc. (REIT)	155	10,866
Industrial Logistics Properties Trust (REIT)	9,581	243,453
Innovative Industrial Properties, Inc. (REIT)	1,663	384,436
iStar, Inc. (REIT)(x)	10,156	254,712
Kite Realty Group Trust (REIT)	12,288	250,184
Lexington Realty Trust (REIT)	40,331	514,220
LTC Properties, Inc. (REIT)	5,716	181,140
Macerich Co. (The) (REIT)	31,357	523,975
Mack-Cali Realty Corp. (REIT)*	12,911	221,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Monmouth Real Estate Investment Corp. (REIT)	11,998	$223,763
National Health Investors, Inc. (REIT)	6,431	344,059
NETSTREIT Corp. (REIT)	5,842	138,163
NexPoint Residential Trust, Inc. (REIT)	2,637	163,178
Office Properties Income Trust (REIT)	7,043	178,399
One Liberty Properties, Inc. (REIT)(x)	2,367	72,170
Outfront Media, Inc. (REIT)	17,135	431,802
Paramount Group, Inc. (REIT)	27,448	246,758
Pebblebrook Hotel Trust (REIT)	19,133	428,771
Phillips Edison & Co., Inc. (REIT)	2,380	73,090
Physicians Realty Trust (REIT)	31,701	558,572
Piedmont Office Realty Trust, Inc. (REIT), Class A	18,246	318,028
Plymouth Industrial REIT, Inc. (REIT)	4,276	97,279
Postal Realty Trust, Inc. (REIT), Class A	1,837	34,242
PotlatchDeltic Corp. (REIT)	9,694	500,017
Preferred Apartment Communities, Inc. (REIT), Class A	7,564	92,508
PS Business Parks, Inc. (REIT)	448	70,220
Retail Opportunity Investments Corp. (REIT)	17,474	304,397
Retail Properties of America, Inc. (REIT), Class A	31,565	406,557
Retail Value, Inc. (REIT)	2,574	67,773
RLJ Lodging Trust (REIT)	24,347	361,796
RPT Realty (REIT)	11,942	152,380
Ryman Hospitality Properties, Inc. (REIT)*	647	54,154
Sabra Health Care REIT, Inc. (REIT)	32,361	476,354
Safehold, Inc. (REIT)	870	62,544
Saul Centers, Inc. (REIT)	169	7,446
Seritage Growth Properties (REIT), Class A(x)*	5,548	82,277
Service Properties Trust (REIT)	24,063	269,746
SITE Centers Corp. (REIT)	25,508	393,844
STAG Industrial, Inc. (REIT)	23,955	940,234
Summit Hotel Properties, Inc. (REIT)*	15,337	147,695
Sunstone Hotel Investors, Inc. (REIT)*	31,923	381,161
Tanger Factory Outlet Centers, Inc. (REIT)(x)	10,950	178,485
Terreno Realty Corp. (REIT)	10,179	643,618
UMH Properties, Inc. (REIT)	858	19,648
Uniti Group, Inc. (REIT)	28,651	354,413
Universal Health Realty Income Trust (REIT)	139	7,683
Urban Edge Properties (REIT)	17,024	311,709
Urstadt Biddle Properties, Inc. (REIT), Class A	4,379	82,894
Washington REIT (REIT)	12,454	308,236
Whitestone REIT (REIT)	6,287	61,487
Xenia Hotels & Resorts, Inc. (REIT)*	16,772	297,535

		28,587,348

Real Estate Management & Development (3.7%)
DREAM Unlimited Corp., Class A	330,280	7,319,005
Forestar Group, Inc.*	1,830	34,093
FRP Holdings, Inc.*	994	55,585
Howard Hughes Corp. (The)*	65,500	5,751,555
Kennedy-Wilson Holdings, Inc.	17,634	368,903
Marcus & Millichap, Inc.*	3,099	125,881
RE/MAX Holdings, Inc., Class A	2,702	84,194
Realogy Holdings Corp.*	16,927	296,900
RMR Group, Inc. (The), Class A	2,007	67,134
Tejon Ranch Co.*	89,891	1,596,464

		15,699,714

Total Real Estate		44,287,062

Utilities (2.5%)
Electric Utilities (0.6%)
ALLETE, Inc.	7,724	459,733
MGE Energy, Inc.	5,362	394,107
Otter Tail Corp.	6,086	340,633
PNM Resources, Inc.	12,555	621,221
Portland General Electric Co.	13,239	622,101
Via Renewables, Inc.	195	1,987

		2,439,782

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	7,872	471,375
Chesapeake Utilities Corp.	2,531	303,847
New Jersey Resources Corp.	14,203	494,407
Northwest Natural Holding Co.	4,485	206,265
ONE Gas, Inc.	7,736	490,230
Rubis SCA	31,800	1,101,431
South Jersey Industries, Inc.	15,128	321,621
Southwest Gas Holdings, Inc.	8,653	578,713
Spire, Inc.	7,446	455,546

		4,423,435

Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	3,990	112,518
Clearway Energy, Inc., Class C	8,880	268,798
Ormat Technologies, Inc.	6,648	442,823
Sunnova Energy International, Inc.*	10,764	354,566

		1,178,705

Multi-Utilities (0.3%)
Avista Corp.	9,873	386,232
Black Hills Corp.	9,257	580,969
NorthWestern Corp.	7,592	435,021
Unitil Corp.	2,287	97,838

		1,500,060

Water Utilities (0.3%)
American States Water Co.	2,603	222,609
Artesian Resources Corp., Class A	1,151	43,934
Cadiz, Inc.(x)*	2,911	20,494
California Water Service Group	7,551	444,980
Middlesex Water Co.	1,599	164,345
Pure Cycle Corp.*	323	4,299
SJW Group	4,056	267,939
York Water Co. (The)	713	31,144

		1,199,744

Total Utilities		10,741,726

Total Common Stocks (95.7%) (Cost $272,298,255)		409,419,907

MASTER LIMITED PARTNERSHIP:
Industrials (0.8%)
Industrial Conglomerates (0.8%)
Icahn Enterprises LP (Cost $3,054,908)	68,900	3,441,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Capital Markets (0.1%)
GAMCO Investors, Inc.
4.000%, 6/15/23(e)	$228,000	$226,876

Total Financials		226,876

Total Long-Term Debt Securities (0.1%) (Cost $228,665)		226,876

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR(r)* (Cost $711)	237	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.5%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	4,000,000	4,000,000
JPMorgan Prime Money Market Fund, IM Shares	10,922,718	10,928,179

Total Investment Companies		14,928,179

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $5,086,640, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $5,188,369.(xx)	$5,086,636	5,086,636
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $1,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $1,110,618.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		6,086,636

Total Short-Term Investments (4.9%) (Cost $21,014,881)		21,014,815

Total Investments in Securities (101.5%) (Cost $296,597,420)		434,103,153
Other Assets Less Liabilities (-1.5%)		(6,331,518)

Net Assets (100%)		$427,771,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $602,034 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $12,888,329. This was collateralized by $2,971,433 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 10/7/21 - 2/15/51 and by cash of $10,086,636 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	161,347	5,790,726	583,504	(717,647)	12,373	367,035	6,035,991	16,163	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	11,553	262,549	—	(68,565)	(2,783)	36,278	227,479	12,175	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	4,823	372,262	20,157	(73,742)	17,645	(41,492)	294,830	3,209	—

Total		6,425,537	603,661	(859,954)	27,235	361,821	6,558,300	31,547	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	14	12/2021	USD	1,540,560	(16,856)

					(16,856)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$21,425,207	$110,693	$—		$21,535,900
Consumer Discretionary	54,261,494	7,218	—		54,268,712
Consumer Staples	13,334,205	1,587,432	—		14,921,637
Energy	72,875,669	—	—		72,875,669
Financials	68,484,593	—	—		68,484,593
Health Care	23,675,973	—	—		23,675,973
Industrials	59,395,665	11,669,987	—		71,065,652
Information Technology	11,950,685	—	—		11,950,685
Materials	15,612,298	—	—		15,612,298
Real Estate	36,968,057	7,319,005	—		44,287,062
Utilities	9,640,295	1,101,431	—		10,741,726
Corporate Bond
Financials	—	226,876	—		226,876
Master Limited Partnership
Industrials	3,441,555	—	—		3,441,555
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	14,928,179	—	—		14,928,179
Repurchase Agreements	—	6,086,636	—		6,086,636

Total Assets	$405,993,875	$28,109,278	$—		$434,103,153

Liabilities:
Futures	$(16,856)	$—	$—		$(16,856)

Total Liabilities	$(16,856)	$—	$—		$(16,856)

Total	$405,977,019	$28,109,278	$—		$434,086,297

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,954,753
Aggregate gross unrealized depreciation	(25,349,310)

Net unrealized appreciation	$137,605,443

Federal income tax cost of investments in securities and derivative instruments, if applicable	$296,480,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	37,500	$1,012,875
Nippon Telegraph & Telephone Corp.	23,300	644,130
Orange SA	26,185	283,671
Singapore Telecommunications Ltd.	263,000	474,528
Swisscom AG (Registered)	926	531,698
Verizon Communications, Inc.	57,100	3,083,971

		6,030,873

Entertainment (0.7%)
Activision Blizzard, Inc.	7,400	572,686
Netflix, Inc.*	2,400	1,464,816
Universal Music Group NV*	25,718	688,606

		2,726,108

Interactive Media & Services (3.2%)
Alphabet, Inc., Class A*	3,121	8,344,056
Facebook, Inc., Class A*	10,400	3,529,656

		11,873,712

Media (0.6%)
Charter Communications, Inc., Class A*	500	363,780
Comcast Corp., Class A	26,400	1,476,552
Vivendi SE	25,718	324,390

		2,164,722

Wireless Telecommunication Services (0.5%)
KDDI Corp.	23,200	766,702
Rogers Communications, Inc., Class B	20,600	962,017

		1,728,719

Total Communication Services		24,524,134

Consumer Discretionary (6.3%)
Auto Components (0.2%)
Bridgestone Corp.	14,600	692,424

Automobiles (0.6%)
Daimler AG (Registered)	8,877	789,124
Honda Motor Co. Ltd.	11,100	342,328
Toyota Motor Corp.	65,000	1,162,733

		2,294,185

Distributors (0.1%)
Pool Corp.	1,000	434,410

Household Durables (0.5%)
DR Horton, Inc.	6,700	562,599
Sekisui House Ltd.	24,200	508,541
Sony Group Corp.	6,000	668,168

		1,739,308

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	1,818	5,972,203

Multiline Retail (0.7%)
Dollar General Corp.	1,800	381,852
Target Corp.	5,000	1,143,850
Wesfarmers Ltd.	20,118	809,597

		2,335,299

Specialty Retail (1.9%)
AutoZone, Inc.*	500	848,995
Home Depot, Inc. (The)	8,300	2,724,558
Lowe’s Cos., Inc.	8,400	1,704,024
O’Reilly Automotive, Inc.*	1,600	977,696
TJX Cos., Inc. (The)	8,500	560,830

		6,816,103

Textiles, Apparel & Luxury Goods (0.7%)
Kering SA	822	584,628

LVMH Moet Hennessy Louis Vuitton SE	1,411	1,008,955
NIKE, Inc., Class B	6,800	987,564

		2,581,147

Total Consumer Discretionary		22,865,079

Consumer Staples (9.8%)
Beverages (2.8%)
Brown-Forman Corp., Class B	9,400	629,894
Carlsberg A/S, Class B	1,947	316,729
Coca-Cola Co. (The)	51,700	2,712,699
Diageo plc	33,069	1,593,365
Heineken NV	6,053	629,226
Keurig Dr Pepper, Inc.	9,900	338,184
Kirin Holdings Co. Ltd.	15,400	286,040
Monster Beverage Corp.*	4,100	364,203
PepsiCo, Inc.	19,083	2,870,274
Pernod Ricard SA	2,577	563,556

		10,304,170

Food & Staples Retailing (2.2%)
Alimentation Couche-Tard, Inc., Class B	11,800	451,467
Costco Wholesale Corp.	5,987	2,690,258
George Weston Ltd.	5,500	593,250
Koninklijke Ahold Delhaize NV	21,498	712,730
Metro, Inc.	7,900	386,019
Seven & i Holdings Co. Ltd.	11,600	526,402
Tesco plc	105,597	358,153
Walmart, Inc.	16,000	2,230,080

		7,948,359

Food Products (2.1%)
Archer-Daniels-Midland Co.	27,200	1,632,272
General Mills, Inc.	8,900	532,398
Hershey Co. (The)	3,500	592,375
Kellogg Co.	11,200	715,904
McCormick & Co., Inc. (Non- Voting)	5,200	421,356
Mondelez International, Inc., Class A	32,446	1,887,708
Nestle SA (Registered)	12,243	1,473,064
Orkla ASA	50,133	459,435

		7,714,512

Household Products (1.8%)
Church & Dwight Co., Inc.	10,300	850,471
Clorox Co. (The)	2,000	331,220
Colgate-Palmolive Co.	25,400	1,919,732
Henkel AG & Co. KGaA (Preference)(q)	5,916	549,251
Procter & Gamble Co. (The)	20,700	2,893,860

		6,544,534

Personal Products (0.9%)
Estee Lauder Cos., Inc. (The), Class A	2,100	629,853
Kao Corp.	6,500	387,283
L’Oreal SA	2,805	1,157,686
Unilever plc (Cboe Europe)	8,408	453,506
Unilever plc (London Stock Exchange)	10,307	557,176

		3,185,504

Total Consumer Staples		35,697,079

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Enbridge, Inc.	31,000	1,235,007
Equinor ASA	21,282	542,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
TotalEnergies SE	10,930	$523,756

Total Energy		2,301,100

Financials (16.8%)
Banks (5.0%)
Bank Hapoalim BM	40,061	351,708
Bank of Montreal	10,700	1,068,226
Bank of Nova Scotia (The)	38,500	2,369,698
Banque Cantonale Vaudoise (Registered)	3,478	264,500
Canadian Imperial Bank of Commerce	13,300	1,480,578
Commonwealth Bank of Australia	4,842	360,823
DBS Group Holdings Ltd.	30,600	679,501
Hang Seng Bank Ltd.	22,000	375,467
Japan Post Bank Co. Ltd.	39,300	336,344
JPMorgan Chase & Co.	9,900	1,620,531
Mizuho Financial Group, Inc.	69,900	984,051
National Bank of Canada	11,900	913,968
Royal Bank of Canada	28,700	2,855,725
Sumitomo Mitsui Trust Holdings, Inc.	10,300	352,751
Svenska Handelsbanken AB, Class A	45,729	512,974
Toronto-Dominion Bank (The)	47,000	3,111,440
United Overseas Bank Ltd.	19,800	374,491
Westpac Banking Corp.	16,914	314,522

		18,327,298

Capital Markets (3.7%)
ASX Ltd.	10,412	608,233
Bank of New York Mellon Corp. (The)	12,800	663,552
BGP Holdings plc(r)*	177,813	—
BlackRock, Inc.	2,900	2,432,114
Daiwa Securities Group, Inc.	57,700	337,042
Deutsche Boerse AG	2,807	456,941
FactSet Research Systems, Inc.	900	355,302
Hong Kong Exchanges & Clearing Ltd.	12,200	740,519
MarketAxess Holdings, Inc.	700	294,483
Moody’s Corp.	3,600	1,278,396
MSCI, Inc.	2,300	1,399,182
Nasdaq, Inc.	4,500	868,590
Northern Trust Corp.	4,200	452,802
S&P Global, Inc.	6,000	2,549,340
T. Rowe Price Group, Inc.	4,700	924,490

		13,360,986

Consumer Finance (0.3%)
American Express Co.	5,200	871,156
Capital One Financial Corp.	2,300	372,531

		1,243,687

Diversified Financial Services (1.1%)
Berkshire Hathaway, Inc., Class B*	14,400	3,930,336

Insurance (6.7%)
Aflac, Inc.	21,800	1,136,434
Allianz SE (Registered)	6,006	1,354,616
Allstate Corp. (The)	11,300	1,438,603
American International Group, Inc.	11,200	614,768
Aon plc, Class A	5,800	1,657,466
Arthur J Gallagher & Co.	8,600	1,278,390
Assicurazioni Generali SpA	45,444	966,814
Brown & Brown, Inc.	9,500	526,775
Chubb Ltd.	7,400	1,283,752
Gjensidige Forsikring ASA	24,351	539,266
Great-West Lifeco, Inc.	11,500	349,921
Hannover Rueck SE	2,335	408,961
Hartford Financial Services Group, Inc. (The)	11,900	835,975
Intact Financial Corp.	5,700	753,700
Manulife Financial Corp.	24,400	469,661
Marsh & McLennan Cos., Inc.	17,200	2,604,596
Medibank Pvt Ltd.	185,639	479,979
MetLife, Inc.	9,400	580,262
MS&AD Insurance Group Holdings, Inc.	13,800	460,454
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	4,606	1,262,482
Power Corp. of Canada(x)	10,300	339,511
Progressive Corp. (The)	10,000	903,900
Sompo Holdings, Inc.	10,700	463,409
Sun Life Financial, Inc.	14,400	741,260
Tokio Marine Holdings, Inc.(x)	15,000	804,413
Travelers Cos., Inc. (The)	4,800	729,648
Willis Towers Watson plc	1,500	348,690
Zurich Insurance Group AG	2,783	1,134,764

		24,468,470

Total Financials		61,330,777

Health Care (13.0%)
Biotechnology (0.5%)
Amgen, Inc.	2,571	546,723
CSL Ltd.	3,091	651,822
Regeneron Pharmaceuticals, Inc.*	1,200	726,216

		1,924,761

Health Care Equipment & Supplies (5.0%)
Abbott Laboratories	20,200	2,386,226
Baxter International, Inc.	4,200	337,806
Becton Dickinson and Co.	3,200	786,624
Coloplast A/S, Class B	2,818	441,691
Danaher Corp.	9,600	2,922,624
Edwards Lifesciences Corp.*	11,600	1,313,236
Hoya Corp.	4,600	719,430
IDEXX Laboratories, Inc.*	1,600	995,040
Intuitive Surgical, Inc.*	1,100	1,093,565
Koninklijke Philips NV(x)	9,229	409,056
Medtronic plc	23,200	2,908,120
ResMed, Inc.	3,300	869,715
Stryker Corp.	6,200	1,635,064
Terumo Corp.	8,800	413,728
West Pharmaceutical Services, Inc.	2,700	1,146,258

		18,378,183

Health Care Providers & Services (1.8%)
Anthem, Inc.	1,900	708,320
Cigna Corp.	3,100	620,496
HCA Healthcare, Inc.	3,900	946,608
Laboratory Corp. of America Holdings*	1,600	450,304
McKesson Corp.	2,100	418,698
Sonic Healthcare Ltd.	18,926	555,663
UnitedHealth Group, Inc.	7,800	3,047,772

		6,747,861

Health Care Technology (0.1%)
Cerner Corp.	5,100	359,652

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	9,500	1,496,535
Mettler-Toledo International, Inc.*	600	826,416
Thermo Fisher Scientific, Inc.	4,600	2,628,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	1,200	$428,760

		5,379,829

Pharmaceuticals (4.1%)
Eli Lilly and Co.	5,400	1,247,670
GlaxoSmithKline plc	48,171	909,252
Johnson & Johnson	17,000	2,745,500
Merck & Co., Inc.	29,100	2,185,701
Merck KGaA	2,159	469,494
Novo Nordisk A/S, Class B	10,315	992,149
Ono Pharmaceutical Co. Ltd.	13,000	296,496
Otsuka Holdings Co. Ltd.	7,100	302,664
Pfizer, Inc.	18,000	774,180
Roche Holding AG	4,192	1,529,676
Sanofi	7,180	691,180
Shionogi & Co. Ltd.	5,300	363,079
UCB SA	2,485	276,494
Zoetis, Inc.	10,600	2,057,884

		14,841,419

Total Health Care		47,631,705

Industrials (16.1%)
Aerospace & Defense (1.1%)
BAE Systems plc	58,956	445,616
General Dynamics Corp.	7,100	1,391,813
Lockheed Martin Corp.	4,100	1,414,910
Northrop Grumman Corp.	1,900	684,285

		3,936,624

Air Freight & Logistics (0.9%)
Deutsche Post AG (Registered)	15,083	950,629
Expeditors International of Washington, Inc.	12,600	1,501,038
United Parcel Service, Inc., Class B	5,500	1,001,550

		3,453,217

Building Products (1.3%)
Allegion plc	9,400	1,242,492
Daikin Industries Ltd.	4,200	903,372
Geberit AG (Registered)	974	715,659
Johnson Controls International plc	5,400	367,632
Masco Corp.	5,200	288,860
Trane Technologies plc	8,100	1,398,465

		4,916,480

Commercial Services & Supplies (1.1%)
Brambles Ltd.	41,505	322,823
Cintas Corp.	1,700	647,122
Copart, Inc.*	5,100	707,472
Dai Nippon Printing Co. Ltd.	15,700	380,217
Securitas AB, Class B	29,840	473,241
Waste Management, Inc.	10,500	1,568,280

		4,099,155

Construction & Engineering (0.1%)
Vinci SA	4,716	488,502

Electrical Equipment (1.9%)
ABB Ltd. (Registered)	9,575	319,155
Eaton Corp. plc	13,900	2,075,409
Emerson Electric Co.	22,900	2,157,180
Rockwell Automation, Inc.	4,500	1,323,180
Schneider Electric SE	5,258	874,196

		6,749,120

Industrial Conglomerates (1.6%)
3M Co.	15,700	2,754,094
Hitachi Ltd.	6,200	367,621
Honeywell International, Inc.	6,500	1,379,820
Roper Technologies, Inc.	2,000	892,260
Siemens AG (Registered)	2,355	387,108

		5,780,903

Machinery (4.0%)
Atlas Copco AB, Class A	24,594	1,491,879
Caterpillar, Inc.	5,700	1,094,229
Cummins, Inc.	5,000	1,122,800
Deere & Co.	4,000	1,340,280
Dover Corp.	9,800	1,523,900
IDEX Corp.	1,500	310,425
Illinois Tool Works, Inc.	11,500	2,376,245
Kone OYJ, Class B	8,843	620,085
PACCAR, Inc.	6,700	528,764
Pentair plc	19,100	1,387,233
Sandvik AB	24,712	563,980
SMC Corp.	500	312,814
Snap-on, Inc.	4,100	856,695
Volvo AB, Class B	27,847	625,648
Xylem, Inc.	3,100	383,408

		14,538,385

Professional Services (1.2%)
Booz Allen Hamilton Holding Corp.	5,000	396,750
Jacobs Engineering Group, Inc.	2,500	331,325
Recruit Holdings Co. Ltd.	5,600	341,462
SGS SA (Registered)	112	325,669
Teleperformance	1,970	775,109
Verisk Analytics, Inc.	5,600	1,121,512
Wolters Kluwer NV	10,351	1,094,131

		4,385,958

Road & Rail (1.3%)
Canadian National Railway Co.	5,900	683,722
Canadian Pacific Railway Ltd.(x)	13,200	861,971
Norfolk Southern Corp.	2,100	502,425
Old Dominion Freight Line, Inc.	4,200	1,201,116
Union Pacific Corp.	7,000	1,372,070

		4,621,304

Trading Companies & Distributors (1.6%)
Fastenal Co.	30,200	1,558,622
Ferguson plc	5,602	776,565
ITOCHU Corp.(x)	32,700	957,833
Mitsubishi Corp.	23,900	747,656
Mitsui & Co. Ltd.	34,500	748,416
Toyota Tsusho Corp.	15,500	649,579
WW Grainger, Inc.	900	353,754

		5,792,425

Total Industrials		58,762,073

Information Technology (20.1%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	38,244	2,081,621
Motorola Solutions, Inc.	2,700	627,264

		2,708,885

Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	22,000	1,611,060
CDW Corp.	9,600	1,747,392
Corning, Inc.	14,700	536,403
Keyence Corp.	1,000	599,185
Kyocera Corp.	5,100	318,825
Murata Manufacturing Co. Ltd.	3,600	320,453
Omron Corp.	3,400	337,000
Trimble, Inc.*	4,200	345,450

		5,815,768

IT Services (4.6%)
Accenture plc, Class A	6,900	2,207,448
Automatic Data Processing, Inc.	14,500	2,898,840
Broadridge Financial Solutions, Inc.	3,500	583,240
CGI, Inc.*	6,700	569,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EPAM Systems, Inc.*	900	$513,432
Fiserv, Inc.*	8,100	878,850
Fujitsu Ltd.	2,500	454,027
International Business Machines Corp.	2,500	347,325
Jack Henry & Associates, Inc.	2,600	426,556
Mastercard, Inc., Class A	5,400	1,877,472
Nomura Research Institute Ltd.	16,600	611,785
Paychex, Inc.	8,500	955,825
PayPal Holdings, Inc.*	3,700	962,777
VeriSign, Inc.*	3,000	615,030
Visa, Inc., Class A	12,300	2,739,825

		16,641,556

Semiconductors & Semiconductor Equipment (2.4%)
Applied Materials, Inc.	8,500	1,094,205
ASML Holding NV	1,926	1,420,757
Broadcom, Inc.	700	339,451
Intel Corp.	29,000	1,545,120
KLA Corp.	1,900	635,569
QUALCOMM, Inc.	3,600	464,328
Texas Instruments, Inc.	17,722	3,406,346

		8,905,776

Software (6.7%)
Adobe, Inc.*	3,700	2,130,164
Autodesk, Inc.*	2,400	684,408
Cadence Design Systems, Inc.*	5,900	893,496
Constellation Software, Inc.	200	327,652
Fair Isaac Corp.*	700	278,551
Intuit, Inc.	3,900	2,104,089
Microsoft Corp.	41,669	11,747,325
Nice Ltd.*	1,918	542,565
Oracle Corp.	44,200	3,851,146
SAP SE	6,189	838,446
Synopsys, Inc.*	3,000	898,230

		24,296,072

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	94,301	13,343,451
Canon, Inc.	19,600	482,103
FUJIFILM Holdings Corp.	7,100	612,233
HP, Inc.	26,100	714,096

		15,151,883

Total Information Technology		73,519,940

Materials (3.6%)
Chemicals (2.6%)
Air Liquide SA	2,730	436,819
Akzo Nobel NV	6,221	677,410
BASF SE	12,328	939,304
Corteva, Inc.	14,200	597,536
Ecolab, Inc.	8,200	1,710,684
Givaudan SA (Registered)	280	1,278,850
Koninklijke DSM NV	2,220	443,731
Nutrien Ltd.	11,600	752,910
PPG Industries, Inc.	2,000	286,020
Sherwin-Williams Co. (The)	6,300	1,762,299
Sika AG (Registered)	2,365	748,038

		9,633,601

Construction Materials (0.1%)
CRH plc	6,864	320,178

Containers & Packaging (0.2%)
Avery Dennison Corp.	1,700	352,257
Ball Corp.	6,300	566,811

		919,068

Metals & Mining (0.7%)
BHP Group Ltd.	23,639	635,353
BHP Group plc	24,398	608,079
Newcrest Mining Ltd.	15,235	249,768
Rio Tinto Ltd.	6,629	471,057
Rio Tinto plc	6,776	447,393

		2,411,650

Total Materials		13,284,497

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
American Tower Corp. (REIT)	6,800	1,804,788
AvalonBay Communities, Inc. (REIT)	1,500	332,460
Crown Castle International Corp. (REIT)	3,600	623,952
Daiwa House REIT Investment Corp. (REIT)	209	612,407
Duke Realty Corp. (REIT)	11,200	536,144
Equity Residential (REIT)	9,300	752,556
Essex Property Trust, Inc. (REIT)	1,700	543,558
Goodman Group (REIT)	57,894	898,712
Mid-America Apartment Communities, Inc. (REIT)	3,300	616,275
Nippon Building Fund, Inc. (REIT)	69	448,205
Nippon Prologis REIT, Inc. (REIT)	142	474,853
Nomura Real Estate Master Fund, Inc. (REIT)	310	446,719
Prologis, Inc. (REIT)	9,800	1,229,214
Public Storage (REIT)	2,600	772,460

		10,092,303

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	3,600	350,496
Mitsubishi Estate Co. Ltd.	28,700	457,051
Swiss Prime Site AG (Registered)	4,939	480,988

		1,288,535

Total Real Estate		11,380,838

Utilities (3.3%)
Electric Utilities (1.1%)
Enel SpA	134,038	1,029,082
Iberdrola SA	130,063	1,299,012
Power Assets Holdings Ltd.	83,000	486,430
Red Electrica Corp. SA	31,834	636,310
Terna - Rete Elettrica Nazionale	99,482	705,609

		4,156,443

Gas Utilities (0.4%)
Atmos Energy Corp.	11,900	1,049,580
Snam SpA	59,536	330,012

		1,379,592

Multi-Utilities (1.4%)
CMS Energy Corp.	13,500	806,355
Consolidated Edison, Inc.	6,600	479,094
E.ON SE	34,296	419,593
National Grid plc	90,171	1,072,611
Public Service Enterprise Group, Inc.	7,800	475,020
Sempra Energy	10,300	1,302,950
WEC Energy Group, Inc.	5,600	493,920

		5,049,543

Water Utilities (0.4%)
American Water Works Co., Inc.	8,000	1,352,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Total Utilities		$11,937,898

Total Common Stocks (99.4%) (Cost $289,365,662)		363,235,120

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $321,381, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $327,808.(xx)	$321,381	321,381

Total Short-Term Investment (0.1%) (Cost $321,381)		321,381

Total Investments in Securities (99.5%) (Cost $289,687,043)		363,556,501
Other Assets Less Liabilities (0.5%)		1,854,274

Net Assets (100%)		$365,410,775

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $1,334,989. This was collateralized by $1,115,433 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/7/21 - 2/15/51 and by cash of $321,381 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.0%
Belgium	0.1
Canada	5.8
Denmark	0.5
Finland	0.2
France	1.9
Germany	2.4
Hong Kong	0.4
Ireland	0.1
Israel	0.3
Italy	0.8
Japan	6.4
Malta	0.0 #
Netherlands	1.7
Norway	0.4
Singapore	0.4
Spain	0.5
Sweden	1.0
Switzerland	2.4
United Kingdom	1.5
United States	70.7
Cash and Other	0.5

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$20,810,409	$3,713,725	$—		$24,524,134
Consumer Discretionary	16,298,581	6,566,498	—		22,865,079
Consumer Staples	25,673,477	10,023,602	—		35,697,079
Energy	1,235,007	1,066,093	—		2,301,100
Financials	46,405,752	14,925,025	—	(a)	61,330,777
Health Care	38,609,831	9,021,874	—		47,631,705
Industrials	42,103,108	16,658,965	—		58,762,073
Information Technology	66,982,561	6,537,379	—		73,519,940
Materials	6,028,517	7,255,980	—		13,284,497
Real Estate	7,561,903	3,818,935	—		11,380,838
Utilities	5,959,239	5,978,659	—		11,937,898
Short-Term Investment
Repurchase Agreement	—	321,381	—		321,381

Total Assets	$277,668,385	$85,888,116	$—		$363,556,501

Total Liabilities	$—	$—	$—		$—

Total	$277,668,385	$85,888,116	$—		$363,556,501

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,164,571
Aggregate gross unrealized depreciation	(3,388,862)

Net unrealized appreciation	$73,775,709

Federal income tax cost of investments in securities and derivative instruments, if applicable	$289,780,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.9%)
Diversified Telecommunication Services (1.2%)
Liberty Global plc, Class A*	1,914	$57,037
Liberty Global plc, Class C*	4,079	120,167
Lumen Technologies, Inc.	11,531	142,869
Verizon Communications, Inc.	49,962	2,698,448

		3,018,521

Entertainment (1.7%)
Electronic Arts, Inc.	3,454	491,331
Walt Disney Co. (The)*	21,927	3,709,391

		4,200,722

Interactive Media & Services (7.8%)
Alphabet, Inc., Class A*	3,629	9,702,204
Alphabet, Inc., Class C*	3,514	9,365,899

		19,068,103

Media (0.2%)
Discovery, Inc., Class A(x)*	2,162	54,871
Discovery, Inc., Class C*	3,888	94,362
John Wiley & Sons, Inc., Class A	510	26,627
New York Times Co. (The), Class A	1,769	87,159
Omnicom Group, Inc.	2,624	190,135
Scholastic Corp.	344	12,264

		465,418

Total Communication Services		26,752,764

Consumer Discretionary (11.7%)
Auto Components (0.3%)
Aptiv plc*	3,283	489,069
Autoliv, Inc.	1,057	90,606
BorgWarner, Inc.	2,858	123,494

		703,169

Automobiles (3.2%)
Harley-Davidson, Inc.	1,987	72,744
Tesla, Inc.*	9,882	7,663,294

		7,736,038

Distributors (0.2%)
LKQ Corp.*	3,489	175,566
Pool Corp.	487	211,558

		387,124

Hotels, Restaurants & Leisure (2.8%)
Aramark	2,785	91,515
Booking Holdings, Inc.*	495	1,175,066
Choice Hotels International, Inc.	398	50,295
Darden Restaurants, Inc.	1,582	239,626
Domino’s Pizza, Inc.	462	220,355
Hilton Worldwide Holdings, Inc.*	3,391	447,985
Jack in the Box, Inc.	325	31,632
Marriott International, Inc., Class A*	3,338	494,324
McDonald’s Corp.	9,005	2,171,196
Royal Caribbean Cruises Ltd.*	2,780	247,281
Starbucks Corp.	14,220	1,568,608
Vail Resorts, Inc.*	498	166,357

		6,904,240

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	235	5,569
Garmin Ltd.	1,852	287,912
La-Z-Boy, Inc.	547	17,630
Meritage Homes Corp.*	414	40,158
Mohawk Industries, Inc.*	694	123,116
Newell Brands, Inc.	4,805	106,383
Whirlpool Corp.	732	149,225

		729,993

Leisure Products (0.1%)
Callaway Golf Co.*	1,522	42,053
Hasbro, Inc.	1,604	143,109
Mattel, Inc.*	4,428	82,184

		267,346

Multiline Retail (0.6%)
Kohl’s Corp.	1,939	91,307
Nordstrom, Inc.(x)*	1,515	40,072
Target Corp.	5,980	1,368,045

		1,499,424

Specialty Retail (3.0%)
AutoNation, Inc.*	609	74,152
Best Buy Co., Inc.	2,751	290,808
Buckle, Inc. (The)	330	13,065
CarMax, Inc.*	1,984	253,873
Foot Locker, Inc.	1,213	55,385
GameStop Corp., Class A(x)*	776	136,165
Gap, Inc. (The)	2,764	62,743
Home Depot, Inc. (The)	12,831	4,211,904
Lowe’s Cos., Inc.	8,531	1,730,599
ODP Corp. (The)*	647	25,983
Signet Jewelers Ltd.	614	48,481
Tractor Supply Co.	1,404	284,464
Ulta Beauty, Inc.*	616	222,327

		7,409,949

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	1,808	87,525
Columbia Sportswear Co.	391	37,473
Deckers Outdoor Corp.*	340	122,468
Hanesbrands, Inc.	4,469	76,688
NIKE, Inc., Class B	15,386	2,234,509
PVH Corp.*	903	92,819
Under Armour, Inc., Class A*	2,229	44,981
Under Armour, Inc., Class C*	2,164	37,914
VF Corp.	3,976	266,352
Wolverine World Wide, Inc.	958	28,587

		3,029,316

Total Consumer Discretionary		28,666,599

Consumer Staples (6.7%)
Beverages (2.2%)
Coca-Cola Co. (The)	49,432	2,593,697
Keurig Dr Pepper, Inc.	8,510	290,702
PepsiCo, Inc.	16,673	2,507,786

		5,392,185

Food & Staples Retailing (0.4%)
Kroger Co. (The)	8,701	351,781
Sysco Corp.	6,217	488,034
United Natural Foods, Inc.*	561	27,164

		866,979

Food Products (1.5%)
Archer-Daniels-Midland Co.	6,752	405,187
Bunge Ltd.	1,731	140,765
Campbell Soup Co.	2,322	97,083
Conagra Brands, Inc.	5,694	192,856
Darling Ingredients, Inc.*	2,002	143,944
General Mills, Inc.	7,408	443,147
Hain Celestial Group, Inc. (The)*	1,148	49,111
Hormel Foods Corp.	3,475	142,475
Ingredion, Inc.	786	69,962
J M Smucker Co. (The)	1,352	162,281
Kellogg Co.	3,021	193,102
Kraft Heinz Co. (The)	8,045	296,217
Lamb Weston Holdings, Inc.	1,831	112,368
McCormick & Co., Inc. (Non-Voting)	2,999	243,009
Mondelez International, Inc., Class A	16,963	986,907

		3,678,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (2.3%)
Clorox Co. (The)	1,477	$244,606
Colgate-Palmolive Co.	9,661	730,178
Kimberly-Clark Corp.	4,099	542,872
Procter & Gamble Co. (The)	29,545	4,130,391

		5,648,047

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	2,802	840,404

Total Consumer Staples		16,426,029

Energy (2.2%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	8,934	220,938
Core Laboratories NV	556	15,429
NOV, Inc.*	5,076	66,546
Schlumberger NV	16,816	498,426
TechnipFMC plc*	4,486	33,780

		835,119

Oil, Gas & Consumable Fuels (1.9%)
APA Corp.	4,619	98,985
Cheniere Energy, Inc.*	2,912	284,415
ConocoPhillips	16,319	1,105,939
Devon Energy Corp.	7,809	277,298
EQT Corp.*	3,666	75,006
Hess Corp.	3,342	261,044
Marathon Oil Corp.	9,900	135,333
Marathon Petroleum Corp.	7,878	486,939
Occidental Petroleum Corp.	11,164	330,231
ONEOK, Inc.	5,441	315,524
Phillips 66	5,311	371,929
Pioneer Natural Resources Co.	2,809	467,727
Southwestern Energy Co.*	7,849	43,483
Valero Energy Corp.	4,871	343,746

		4,597,599

Total Energy		5,432,718

Financials (9.2%)
Banks (1.9%)
Bank of Hawaii Corp.	556	45,686
Cathay General Bancorp	1,041	43,087
CIT Group, Inc.	1,164	60,470
Citizens Financial Group, Inc.	5,185	243,591
Comerica, Inc.	1,743	140,311
First Republic Bank	2,115	407,941
Heartland Financial USA, Inc.	401	19,280
Huntington Bancshares, Inc.	17,972	277,847
International Bancshares Corp.	664	27,649
KeyCorp	11,820	255,548
M&T Bank Corp.	1,531	228,640
Old National Bancorp	1,687	28,595
People’s United Financial, Inc.	5,265	91,980
PNC Financial Services Group, Inc. (The)‡	5,123	1,002,264
Regions Financial Corp.	11,661	248,496
SVB Financial Group*	675	436,644
Truist Financial Corp.	16,277	954,646
Umpqua Holdings Corp.	2,583	52,306
Zions Bancorp NA	2,004	124,028

		4,689,009

Capital Markets (4.3%)
Ameriprise Financial, Inc.	1,408	371,881
Bank of New York Mellon Corp. (The)	9,987	517,726
BlackRock, Inc.‡	1,840	1,543,134
Charles Schwab Corp. (The)	17,412	1,268,290
CME Group, Inc.	4,313	834,048
FactSet Research Systems, Inc.	448	176,862
Franklin Resources, Inc.	3,547	105,417
Intercontinental Exchange, Inc.	6,760	776,183
Invesco Ltd.	4,118	99,285
Moody’s Corp.	2,043	725,490
Morgan Stanley	16,840	1,638,700
Northern Trust Corp.	2,378	256,372
S&P Global, Inc.	2,901	1,232,606
State Street Corp.	4,472	378,868
T. Rowe Price Group, Inc.	2,724	535,811

		10,460,673

Consumer Finance (0.7%)
Ally Financial, Inc.	4,387	223,957
American Express Co.	8,219	1,376,929

		1,600,886

Diversified Financial Services (0.1%)
Equitable Holdings, Inc.‡	4,511	133,706
Voya Financial, Inc.	1,483	91,041

		224,747

Insurance (2.2%)
Allstate Corp. (The)	3,620	460,862
Arthur J Gallagher & Co.	2,507	372,666
Chubb Ltd.	5,436	943,037
Hartford Financial Services Group, Inc. (The)	4,317	303,269
Lincoln National Corp.	2,140	147,125
Loews Corp.	2,662	143,562
Marsh & McLennan Cos., Inc.	6,141	929,932
Principal Financial Group, Inc.	3,222	207,497
Progressive Corp. (The)	7,098	641,588
Prudential Financial, Inc.	4,761	500,857
Travelers Cos., Inc. (The)	3,022	459,374
Willis Towers Watson plc	1,540	357,988

		5,467,757

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	5,747	73,964

Total Financials		22,517,036

Health Care (9.8%)
Biotechnology (2.5%)
AbbVie, Inc.	21,315	2,299,249
Amgen, Inc.	6,941	1,476,004
Biogen, Inc.*	1,817	514,193
BioMarin Pharmaceutical, Inc.*	2,226	172,047
Gilead Sciences, Inc.	15,135	1,057,180
Vertex Pharmaceuticals, Inc.*	3,121	566,118

		6,084,791

Health Care Equipment & Supplies (2.3%)
ABIOMED, Inc.*	552	179,687
Align Technology, Inc.*	905	602,214
Becton Dickinson and Co.	3,517	864,549
Cooper Cos., Inc. (The)	599	247,573
Dentsply Sirona, Inc.	2,639	153,194
Dexcom, Inc.*	1,162	635,451
Edwards Lifesciences Corp.*	7,524	851,792
Hologic, Inc.*	3,112	229,697
IDEXX Laboratories, Inc.*	1,024	636,826
Insulet Corp.*	805	228,805
ResMed, Inc.	1,760	463,848
STERIS plc	1,186	242,276
West Pharmaceutical Services, Inc.	886	376,142

		5,712,054

Health Care Providers & Services (1.6%)
AmerisourceBergen Corp.	1,854	221,460
Cardinal Health, Inc.	3,441	170,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Centene Corp.*	7,007	$436,606
Cigna Corp.	4,156	831,865
DaVita, Inc.*	838	97,426
HCA Healthcare, Inc.	3,237	785,684
Henry Schein, Inc.*	1,636	124,598
Humana, Inc.	1,554	604,739
Laboratory Corp. of America Holdings*	1,166	328,159
MEDNAX, Inc.*	946	26,895
Patterson Cos., Inc.	1,019	30,713
Quest Diagnostics, Inc.	1,554	225,812
Select Medical Holdings Corp.	1,457	52,700

		3,936,849

Health Care Technology (0.2%)
Cerner Corp.	3,661	258,174
Teladoc Health, Inc.*	1,698	215,323

		473,497

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	3,662	576,875
Bio-Techne Corp.	469	227,263
Illumina, Inc.*	1,770	717,930
IQVIA Holdings, Inc.*	2,308	552,858
Mettler-Toledo International, Inc.*	280	385,661
Waters Corp.*	749	267,618

		2,728,205

Pharmaceuticals (2.1%)
Bristol-Myers Squibb Co.	26,959	1,595,164
Jazz Pharmaceuticals plc*	741	96,486
Merck & Co., Inc.	30,557	2,295,136
Zoetis, Inc.	5,725	1,111,451

		5,098,237

Total Health Care		24,033,633

Industrials (8.4%)
Aerospace & Defense (0.0%)
Spirit AeroSystems Holdings, Inc., Class A	1,233	54,486

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	1,595	138,765
Echo Global Logistics, Inc.*	316	15,076
Expeditors International of Washington, Inc.	2,042	243,264
United Parcel Service, Inc., Class B	8,729	1,589,551

		1,986,656

Airlines (0.1%)
Delta Air Lines, Inc.*	2,054	87,521
Southwest Airlines Co.*	1,818	93,500

		181,021

Building Products (0.8%)
A O Smith Corp.	1,588	96,979
Allegion plc	1,070	141,433
Builders FirstSource, Inc.*	2,443	126,401
Fortune Brands Home & Security, Inc.	1,630	145,754
Johnson Controls International plc	8,631	587,598
Lennox International, Inc.	404	118,845
Masco Corp.	3,072	170,650
Owens Corning	1,269	108,499
Trane Technologies plc	2,894	499,649

		1,995,808

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	9,217
Copart, Inc.*	2,546	353,181
Deluxe Corp.	487	17,478
HNI Corp.	507	18,617
Interface, Inc.	734	11,120
Steelcase, Inc., Class A	1,431	18,145
Tetra Tech, Inc.	619	92,442

		520,200

Construction & Engineering (0.1%)
EMCOR Group, Inc.	699	80,650
Granite Construction, Inc.	585	23,137
Quanta Services, Inc.	1,695	192,925

		296,712

Electrical Equipment (0.6%)
Acuity Brands, Inc.	430	74,549
Eaton Corp. plc	4,789	715,046
Rockwell Automation, Inc.	1,412	415,184
Sensata Technologies Holding plc*	1,972	107,908

		1,312,687

Industrial Conglomerates (0.7%)
3M Co.	6,978	1,224,081
Roper Technologies, Inc.	1,262	563,016

		1,787,097

Machinery (2.7%)
AGCO Corp.	797	97,656
Caterpillar, Inc.	6,587	1,264,506
Cummins, Inc.	1,769	397,247
Deere & Co.	3,587	1,201,896
Dover Corp.	1,734	269,637
Flowserve Corp.	1,680	58,246
Fortive Corp.	3,885	274,165
Graco, Inc.	2,061	144,208
IDEX Corp.	922	190,808
Illinois Tool Works, Inc.	3,794	783,954
Lincoln Electric Holdings, Inc.	710	91,441
Meritor, Inc.*	833	17,751
Middleby Corp. (The)*	698	119,016
PACCAR, Inc.	4,234	334,147
Parker-Hannifin Corp.	1,560	436,207
Snap-on, Inc.	639	133,519
Stanley Black & Decker, Inc.	1,952	342,205
Tennant Co.	303	22,407
Timken Co. (The)	751	49,131
Westinghouse Air Brake Technologies Corp.	2,165	186,645
Xylem, Inc.	2,174	268,880

		6,683,672

Professional Services (0.5%)
ASGN, Inc.*	610	69,016
Exponent, Inc.	596	67,437
Heidrick & Struggles International, Inc.	257	11,470
ICF International, Inc.	296	26,430
IHS Markit Ltd.	4,567	532,604
Kelly Services, Inc., Class A	381	7,193
ManpowerGroup, Inc.	701	75,904
Resources Connection, Inc.	361	5,697
Robert Half International, Inc.	1,337	134,141
TransUnion	2,297	257,976
TrueBlue, Inc.*	492	13,323

		1,201,191

Road & Rail (1.5%)
AMERCO	116	74,940
ArcBest Corp.	298	24,367
Avis Budget Group, Inc.*	652	75,965
CSX Corp.	27,279	811,277
Kansas City Southern	1,100	297,704
Norfolk Southern Corp.	3,008	719,664
Ryder System, Inc.	705	58,311
Union Pacific Corp.	8,017	1,571,412

		3,633,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,276	$50,198
Applied Industrial Technologies, Inc.	528	47,589
Fastenal Co.	6,865	354,303
H&E Equipment Services, Inc.	391	13,571
United Rentals, Inc.*	868	304,607
WW Grainger, Inc.	537	211,073

		981,341

Total Industrials		20,634,511

Information Technology (33.1%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	50,857	2,768,146
CommScope Holding Co., Inc.*	2,810	38,188
F5 Networks, Inc.*	709	140,935
Motorola Solutions, Inc.	2,053	476,953
Plantronics, Inc.*	435	11,184

		3,435,406

Electronic Equipment, Instruments & Components (0.9%)
Cognex Corp.	2,135	171,270
Corning, Inc.	9,823	358,441
Flex Ltd.*	5,877	103,905
Itron, Inc.*	582	44,017
Keysight Technologies, Inc.*	2,222	365,053
TE Connectivity Ltd.	3,982	546,410
Trimble, Inc.*	3,020	248,395
Zebra Technologies Corp., Class A*	643	331,415

		2,168,906

IT Services (7.2%)
Accenture plc, Class A	7,671	2,454,106
Automatic Data Processing, Inc.	5,138	1,027,189
Cognizant Technology Solutions Corp., Class A	6,371	472,792
International Business Machines Corp.	10,800	1,500,444
Mastercard, Inc., Class A	10,676	3,711,832
Okta, Inc.*	1,518	360,282
PayPal Holdings, Inc.*	13,468	3,504,508
Visa, Inc., Class A	20,417	4,547,887
Western Union Co. (The)	5,019	101,484

		17,680,524

Semiconductors & Semiconductor Equipment (6.9%)
Advanced Micro Devices, Inc.*	14,671	1,509,646
Analog Devices, Inc.	6,492	1,087,280
Applied Materials, Inc.	11,087	1,427,229
Intel Corp.	48,730	2,596,334
Lam Research Corp.	1,723	980,645
Microchip Technology, Inc.	3,322	509,894
NVIDIA Corp.	30,073	6,229,923
ON Semiconductor Corp.*	5,162	236,265
Skyworks Solutions, Inc.	1,988	327,583
Texas Instruments, Inc.	11,120	2,137,375

		17,042,174

Software (16.3%)
Adobe, Inc.*	5,768	3,320,753
ANSYS, Inc.*	1,048	356,792
Autodesk, Inc.*	2,645	754,275
Cadence Design Systems, Inc.*	3,372	510,656
Citrix Systems, Inc.	1,525	163,739
Fortinet, Inc.*	1,674	488,875
Intuit, Inc.	3,298	1,779,304
Microsoft Corp.	86,346	24,342,664
NortonLifeLock, Inc.	6,861	173,583
Oracle Corp.	22,645	1,973,059
Paycom Software, Inc.*	621	307,861
salesforce.com, Inc.*	11,724	3,179,783
ServiceNow, Inc.*	2,386	1,484,736
Splunk, Inc.*	1,988	287,684
Teradata Corp.*	1,252	71,802
VMware, Inc., Class A(x)*	997	148,254
Workday, Inc., Class A*	2,278	569,249

		39,913,069

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	3,378	351,447
Hewlett Packard Enterprise Co.	15,514	221,075
HP, Inc.	15,226	416,583
Xerox Holdings Corp.	2,041	41,167

		1,030,272

Total Information Technology		81,270,351

Materials (3.0%)
Chemicals (2.2%)
Air Products and Chemicals, Inc.	2,662	681,765
Albemarle Corp.	1,392	304,806
Axalta Coating Systems Ltd.*	2,408	70,290
Ecolab, Inc.	3,114	649,643
HB Fuller Co.	719	46,419
International Flavors & Fragrances, Inc.	2,984	399,020
Linde plc	6,278	1,841,840
Minerals Technologies, Inc.	394	27,517
Mosaic Co. (The)	4,481	160,061
PPG Industries, Inc.	2,886	412,727
Sherwin-Williams Co. (The)	3,076	860,449

		5,454,537

Containers & Packaging (0.4%)
Amcor plc	18,311	212,224
Avery Dennison Corp.	979	202,859
Ball Corp.	3,928	353,402
Sealed Air Corp.	1,820	99,718
Sonoco Products Co.	1,293	77,037

		945,240

Metals & Mining (0.4%)
Compass Minerals International, Inc.	398	25,631
Newmont Corp.	9,662	524,646
Nucor Corp.	3,620	356,534
Schnitzer Steel Industries, Inc., Class A	317	13,888

		920,699

Paper & Forest Products (0.0%)
Domtar Corp.*	539	29,397

Total Materials		7,349,873

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
American Tower Corp. (REIT)	5,489	1,456,836
AvalonBay Communities, Inc. (REIT)	1,670	370,139
Boston Properties, Inc. (REIT)	1,799	194,922
Corporate Office Properties Trust (REIT)	1,531	41,306
Digital Realty Trust, Inc. (REIT)	3,379	488,097
Duke Realty Corp. (REIT)	4,505	215,654
Equinix, Inc. (REIT)	1,082	854,921
Equity Residential (REIT)	4,261	344,800
Federal Realty Investment Trust (REIT)	886	104,539
Healthpeak Properties, Inc. (REIT)	6,434	215,410
Host Hotels & Resorts, Inc. (REIT)*	8,503	138,854
Iron Mountain, Inc. (REIT)(x)	3,546	154,074
Macerich Co. (The) (REIT)	2,457	41,057
PotlatchDeltic Corp. (REIT)	849	43,791
Prologis, Inc. (REIT)	8,917	1,118,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SBA Communications Corp. (REIT)	1,325	$438,005
Simon Property Group, Inc. (REIT)	3,961	514,811
UDR, Inc. (REIT)	3,584	189,880
Weyerhaeuser Co. (REIT)	8,996	319,988

		7,245,543

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,015	390,900
Jones Lang LaSalle, Inc.*	601	149,102
Realogy Holdings Corp.*	1,355	23,767

		563,769

Total Real Estate		7,809,312

Utilities (1.5%)
Electric Utilities (0.4%)
Alliant Energy Corp.	3,055	171,019
Eversource Energy	4,105	335,625
FirstEnergy Corp.	6,557	233,560
OGE Energy Corp.	2,277	75,050
PPL Corp.	9,267	258,364

		1,073,618

Gas Utilities (0.1%)
Atmos Energy Corp.	1,551	136,798
New Jersey Resources Corp.	1,029	35,820
Northwest Natural Holding Co.	471	21,661
UGI Corp.	2,459	104,803

		299,082

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	8,105	185,037
Ormat Technologies, Inc.	518	34,504

		219,541

Multi-Utilities (0.7%)
Avista Corp.	736	28,792
CenterPoint Energy, Inc.	6,907	169,912
CMS Energy Corp.	3,475	207,562
Consolidated Edison, Inc.	4,136	300,232
MDU Resources Group, Inc.	2,588	76,786
NiSource, Inc.	4,612	111,749
Sempra Energy	3,852	487,278
WEC Energy Group, Inc.	3,789	334,190

		1,716,501

Water Utilities (0.2%)
American Water Works Co., Inc.	2,170	366,817
Essential Utilities, Inc.	2,730	125,798

		492,615

Total Utilities		3,801,357

Total Common Stocks (99.7%) (Cost $117,021,330)		244,694,183

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	200,000	200,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $279,934, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $285,533. (xx).	$279,934	$279,934

Total Short-Term Investments (0.2%) (Cost $479,934)		479,934

Total Investments in Securities (99.9%) (Cost $117,501,264)		245,174,117
Other Assets Less Liabilities (0.1%)		203,018

Net Assets (100%)		$245,377,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $462,399. This was collateralized by cash of $479,934 which was subsequently invested in an investment company and joint repurchase agreements.

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	5,123	710,581	68,629	(7,644)	(25)	230,723	1,002,264	17,502	—
Capital Markets
BlackRock, Inc.	1,840	1,237,441	112,262	(16,036)	560	208,907	1,543,134	22,306	—
Diversified Financial Services
Equitable Holdings, Inc.	4,511	120,990	—	(6,947)	1,529	18,134	133,706	2,467	—

Total		2,069,012	180,891	(30,627)	2,064	457,764	2,679,104	42,275	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$26,752,764	$—	$—	$26,752,764
Consumer Discretionary	28,666,599	—	—	28,666,599
Consumer Staples	16,426,029	—	—	16,426,029
Energy	5,432,718	—	—	5,432,718
Financials	22,517,036	—	—	22,517,036
Health Care	24,033,633	—	—	24,033,633
Industrials	20,634,511	—	—	20,634,511
Information Technology	81,270,351	—	—	81,270,351
Materials	7,349,873	—	—	7,349,873
Real Estate	7,809,312	—	—	7,809,312
Utilities	3,801,357	—	—	3,801,357
Short-Term Investments
Investment Company	200,000	—	—	200,000
Repurchase Agreement	—	279,934	—	279,934

Total Assets	$244,894,183	$279,934	$—	$245,174,117

Total Liabilities	$—	$—	$—	$—

Total	$244,894,183	$279,934	$—	$245,174,117

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,949,656
Aggregate gross unrealized depreciation	(4,181,917)

Net unrealized appreciation	$127,767,739

Federal income tax cost of investments in securities and derivative instruments, if applicable	$117,406,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	587,710	$15,874,047
Lumen Technologies, Inc.	78,923	977,856
Verizon Communications, Inc.	340,718	18,402,179

		35,254,082

Entertainment (1.7%)
Activision Blizzard, Inc.	63,950	4,949,090
Electronic Arts, Inc.	23,416	3,330,926
Live Nation Entertainment, Inc.*	10,698	974,909
Netflix, Inc.*	36,424	22,231,024
Take-Two Interactive Software, Inc.*	9,520	1,466,746
Walt Disney Co. (The)*	149,505	25,291,761

		58,244,456

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A*	24,824	66,367,461
Alphabet, Inc., Class C*	23,232	61,920,482
Facebook, Inc., Class A*	196,024	66,528,585
Match Group, Inc.*	22,693	3,562,574
Twitter, Inc.*	65,646	3,964,362

		202,343,464

Media (1.1%)
Charter Communications, Inc., Class A*	10,492	7,633,560
Comcast Corp., Class A	376,145	21,037,790
Discovery, Inc., Class A(x)*	14,133	358,696
Discovery, Inc., Class C*	24,979	606,240
DISH Network Corp., Class A*	20,765	902,447
Fox Corp., Class A	26,181	1,050,120
Fox Corp., Class B	12,127	450,154
Interpublic Group of Cos., Inc. (The)	31,481	1,154,408
News Corp., Class A	33,783	794,914
News Corp., Class B	9,757	226,655
Omnicom Group, Inc.	18,074	1,309,642
ViacomCBS, Inc.	50,006	1,975,737

		37,500,363

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	48,230	6,161,865

Total Communication Services		339,504,230

Consumer Discretionary (11.2%)
Auto Components (0.1%)
Aptiv plc*	21,970	3,272,871
BorgWarner, Inc.	19,877	858,885

		4,131,756

Automobiles (1.9%)
Ford Motor Co.*	322,751	4,570,154
General Motors Co.*	119,346	6,290,728
Tesla, Inc.*	66,813	51,812,145

		62,673,027

Distributors (0.1%)
Genuine Parts Co.	11,670	1,414,754
LKQ Corp.*	21,353	1,074,483
Pool Corp.	3,230	1,403,144

		3,892,381

Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc.*	3,404	8,080,654
Caesars Entertainment, Inc.*	17,462	1,960,633
Carnival Corp.*	67,253	1,681,998
Chipotle Mexican Grill, Inc.*	2,357	4,283,895
Darden Restaurants, Inc.	10,709	1,622,092
Domino’s Pizza, Inc.	2,997	1,429,449
Expedia Group, Inc.*	11,898	1,950,082
Hilton Worldwide Holdings, Inc.*	23,185	3,062,970
Las Vegas Sands Corp.*	28,282	1,035,121
Marriott International, Inc., Class A*	22,473	3,328,027
McDonald’s Corp.	61,416	14,808,012
MGM Resorts International	32,590	1,406,259
Norwegian Cruise Line Holdings Ltd.(x)*	28,933	772,800
Penn National Gaming, Inc.*	12,090	876,041
Royal Caribbean Cruises Ltd.*	18,203	1,619,157
Starbucks Corp.	96,980	10,697,864
Wynn Resorts Ltd.*	8,659	733,850
Yum! Brands, Inc.	24,116	2,949,628

		62,298,532

Household Durables (0.4%)
DR Horton, Inc.	26,655	2,238,220
Garmin Ltd.	12,422	1,931,124
Leggett & Platt, Inc.	10,579	474,362
Lennar Corp., Class A	22,306	2,089,626
Mohawk Industries, Inc.*	4,522	802,203
Newell Brands, Inc.	32,853	727,365
NVR, Inc.*	315	1,510,135
PulteGroup, Inc.	21,494	987,005
Whirlpool Corp.	5,254	1,071,081

		11,831,121

Internet & Direct Marketing Retail (3.7%)
Amazon.com, Inc.*	35,862	117,808,105
eBay, Inc.	53,251	3,709,997
Etsy, Inc.*	10,578	2,199,801

		123,717,903

Leisure Products (0.0%)
Hasbro, Inc.	10,754	959,472

Multiline Retail (0.5%)
Dollar General Corp.	19,457	4,127,608
Dollar Tree, Inc.*	18,610	1,781,349
Target Corp.	40,662	9,302,246

		15,211,203

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	5,322	1,111,713
AutoZone, Inc.*	1,786	3,032,610
Bath & Body Works, Inc.	21,691	1,367,184
Best Buy Co., Inc.	18,592	1,965,360
CarMax, Inc.*	13,063	1,671,541
Gap, Inc. (The)	17,839	404,945
Home Depot, Inc. (The)	87,377	28,682,374
Lowe’s Cos., Inc.	58,145	11,795,295
O’Reilly Automotive, Inc.*	5,665	3,461,655
Ross Stores, Inc.	29,687	3,231,430
TJX Cos., Inc. (The)	99,253	6,548,713
Tractor Supply Co.	9,253	1,874,750
Ulta Beauty, Inc.*	4,449	1,605,733

		66,753,303

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	27,867	478,198
NIKE, Inc., Class B	105,006	15,250,021
PVH Corp.*	5,725	588,473
Ralph Lauren Corp.	4,188	465,035
Tapestry, Inc.	21,890	810,368
Under Armour, Inc., Class A*	14,604	294,709
Under Armour, Inc., Class C*	19,574	342,936
VF Corp.	27,335	1,831,172

		20,060,912

Total Consumer Discretionary		371,529,610

Consumer Staples (5.2%)
Beverages (1.2%)
Brown-Forman Corp., Class B	15,459	1,035,908
Coca-Cola Co. (The)	319,525	16,765,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	13,741	$2,895,091
Molson Coors Beverage Co., Class B	14,555	675,061
Monster Beverage Corp.*	30,973	2,751,331
PepsiCo, Inc.	113,721	17,104,776

		41,227,644

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	36,411	16,361,283
Kroger Co. (The)	55,897	2,259,916
Sysco Corp.	41,466	3,255,081
Walgreens Boots Alliance, Inc.	59,313	2,790,676
Walmart, Inc.	117,463	16,371,993

		41,038,949

Food Products (0.8%)
Archer-Daniels-Midland Co.	46,620	2,797,666
Campbell Soup Co.	17,407	727,787
Conagra Brands, Inc.	39,992	1,354,529
General Mills, Inc.	49,442	2,957,620
Hershey Co. (The)	11,911	2,015,937
Hormel Foods Corp.	22,226	911,266
J M Smucker Co. (The)	8,997	1,079,910
Kellogg Co.	21,668	1,385,018
Kraft Heinz Co. (The)	55,341	2,037,656
Lamb Weston Holdings, Inc.	12,215	749,634
McCormick & Co., Inc. (Non-Voting)	19,898	1,612,335
Mondelez International, Inc., Class A	114,360	6,653,465
Tyson Foods, Inc., Class A	24,105	1,902,849

		26,185,672

Household Products (1.2%)
Church & Dwight Co., Inc.	20,652	1,705,236
Clorox Co. (The)	9,889	1,637,717
Colgate-Palmolive Co.	69,524	5,254,624
Kimberly-Clark Corp.	27,695	3,667,926
Procter & Gamble Co. (The)	199,619	27,906,736

		40,172,239

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	19,118	5,734,062

Tobacco (0.6%)
Altria Group, Inc.	150,824	6,865,509
Philip Morris International, Inc.	128,246	12,156,438

		19,021,947

Total Consumer Staples		173,380,513

Energy (2.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	68,097	1,684,039
Halliburton Co.	75,091	1,623,467
Schlumberger NV	113,996	3,378,841

		6,686,347

Oil, Gas & Consumable Fuels (2.3%)
APA Corp.	31,784	681,131
Cabot Oil & Gas Corp.	30,727	668,619
Chevron Corp.#	159,078	16,138,463
ConocoPhillips	109,686	7,433,420
Devon Energy Corp.	51,747	1,837,536
Diamondback Energy, Inc.	13,680	1,295,086
EOG Resources, Inc.	48,759	3,913,885
Exxon Mobil Corp.	348,447	20,495,652
Hess Corp.	22,044	1,721,857
Kinder Morgan, Inc.	159,900	2,675,127
Marathon Oil Corp.	61,604	842,127
Marathon Petroleum Corp.	53,270	3,292,619
Occidental Petroleum Corp.	73,457	2,172,858
ONEOK, Inc.	36,689	2,127,595
Phillips 66	36,627	2,564,989
Pioneer Natural Resources Co.	18,662	3,107,410
Valero Energy Corp.	33,130	2,337,984
Williams Cos., Inc. (The)	98,936	2,566,400

		75,872,758

Total Energy		82,559,105

Financials (10.3%)
Banks (4.0%)
Bank of America Corp.	609,028	25,853,239
Citigroup, Inc.	166,617	11,693,181
Citizens Financial Group, Inc.	34,734	1,631,803
Comerica, Inc.	10,794	868,917
Fifth Third Bancorp	56,069	2,379,568
First Republic Bank	14,678	2,831,093
Huntington Bancshares, Inc.	121,074	1,871,804
JPMorgan Chase & Co.	245,771	40,230,255
KeyCorp	79,593	1,720,801
M&T Bank Corp.	10,616	1,585,393
People’s United Financial, Inc.	35,800	625,426
PNC Financial Services Group, Inc. (The) ‡	34,984	6,844,270
Regions Financial Corp.	76,322	1,626,422
SVB Financial Group*	4,946	3,199,468
Truist Financial Corp.	109,283	6,409,448
US Bancorp	110,218	6,551,358
Wells Fargo & Co.	337,686	15,672,007
Zions Bancorp NA	13,102	810,883

		132,405,336

Capital Markets (2.7%)
Ameriprise Financial, Inc.	9,234	2,438,884
Bank of New York Mellon Corp. (The)	64,634	3,350,627
BlackRock, Inc.‡	11,777	9,876,899
Cboe Global Markets, Inc.	8,382	1,038,194
Charles Schwab Corp. (The)	123,489	8,994,939
CME Group, Inc.	29,548	5,713,992
Franklin Resources, Inc.	23,692	704,126
Goldman Sachs Group, Inc. (The)	27,783	10,502,807
Intercontinental Exchange, Inc.	46,278	5,313,640
Invesco Ltd.	28,005	675,201
MarketAxess Holdings, Inc.	3,172	1,334,429
Moody’s Corp.	13,439	4,772,323
Morgan Stanley	120,016	11,678,757
MSCI, Inc.	6,823	4,150,704
Nasdaq, Inc.	9,592	1,851,448
Northern Trust Corp.	16,801	1,811,316
Raymond James Financial, Inc.	14,769	1,362,883
S&P Global, Inc.	19,858	8,437,466
State Street Corp.	28,450	2,410,284
T. Rowe Price Group, Inc.	18,665	3,671,405

		90,090,324

Consumer Finance (0.6%)
American Express Co.	52,933	8,867,866
Capital One Financial Corp.	36,565	5,922,433
Discover Financial Services	24,571	3,018,547
Synchrony Financial	46,816	2,288,366

		20,097,212

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	152,432	41,604,790

Insurance (1.7%)
Aflac, Inc.	50,705	2,643,252
Allstate Corp. (The)	23,986	3,053,658
American International Group, Inc.	70,330	3,860,414
Aon plc, Class A	18,580	5,309,607
Arthur J Gallagher & Co.	16,956	2,520,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	4,731	$746,315
Brown & Brown, Inc.	19,146	1,061,646
Chubb Ltd.	36,078	6,258,812
Cincinnati Financial Corp.	12,218	1,395,540
Everest Re Group Ltd.	3,289	824,815
Globe Life, Inc.	7,830	697,105
Hartford Financial Services Group, Inc. (The)	28,539	2,004,865
Lincoln National Corp.	15,151	1,041,631
Loews Corp.	16,691	900,146
Marsh & McLennan Cos., Inc.	41,392	6,267,991
MetLife, Inc.	59,606	3,679,478
Principal Financial Group, Inc.	20,421	1,315,112
Progressive Corp. (The)	48,134	4,350,832
Prudential Financial, Inc.	31,971	3,363,349
Travelers Cos., Inc. (The)	20,487	3,114,229
W R Berkley Corp.	11,968	875,818
Willis Towers Watson plc	10,531	2,448,036

		57,733,160

Total Financials		341,930,822

Health Care (12.0%)
Biotechnology (1.7%)
AbbVie, Inc.	145,377	15,681,817
Amgen, Inc.	46,654	9,920,973
Biogen, Inc.*	12,127	3,431,820
Gilead Sciences, Inc.	103,147	7,204,818
Incyte Corp.*	15,861	1,090,919
Moderna, Inc.*	28,915	11,128,227
Regeneron Pharmaceuticals, Inc.*	8,687	5,257,199
Vertex Pharmaceuticals, Inc.*	21,239	3,852,542

		57,568,315

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	145,617	17,201,736
ABIOMED, Inc.*	3,867	1,258,786
Align Technology, Inc.*	6,057	4,030,509
Baxter International, Inc.	41,307	3,322,322
Becton Dickinson and Co.	23,534	5,785,128
Boston Scientific Corp.*	116,969	5,075,285
Cooper Cos., Inc. (The)	4,096	1,692,918
Danaher Corp.	52,264	15,911,252
Dentsply Sirona, Inc.	17,392	1,009,606
Dexcom, Inc.*	7,996	4,372,693
Edwards Lifesciences Corp.*	51,163	5,792,163
Hologic, Inc.*	21,057	1,554,217
IDEXX Laboratories, Inc.*	7,084	4,405,540
Intuitive Surgical, Inc.*	9,873	9,815,243
Medtronic plc	110,115	13,802,915
ResMed, Inc.	11,926	3,143,097
STERIS plc	8,350	1,705,738
Stryker Corp.	27,567	7,269,969
Teleflex, Inc.	3,898	1,467,792
West Pharmaceutical Services, Inc.	6,110	2,593,939
Zimmer Biomet Holdings, Inc.	17,253	2,525,149

		113,735,997

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	12,208	1,458,246
Anthem, Inc.	19,996	7,454,509
Cardinal Health, Inc.	23,857	1,179,967
Centene Corp.*	47,329	2,949,070
Cigna Corp.	27,822	5,568,851
CVS Health Corp.	108,424	9,200,861
DaVita, Inc.*	5,146	598,274
HCA Healthcare, Inc.	20,283	4,923,090
Henry Schein, Inc.*	11,700	891,072
Humana, Inc.	10,611	4,129,271
Laboratory Corp. of America Holdings*	7,891	2,220,843
McKesson Corp.	12,661	2,524,350
Quest Diagnostics, Inc.	10,016	1,455,425
UnitedHealth Group, Inc.	77,508	30,285,476
Universal Health Services, Inc., Class B	6,101	844,195

		75,683,500

Health Care Technology (0.1%)
Cerner Corp.	24,483	1,726,541

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	24,897	3,922,024
Bio-Rad Laboratories, Inc., Class A*	1,805	1,346,440
Bio-Techne Corp.	3,133	1,518,158
Charles River Laboratories International, Inc.*	4,148	1,711,755
Illumina, Inc.*	12,096	4,906,258
IQVIA Holdings, Inc.*	15,737	3,769,641
Mettler-Toledo International, Inc.*	1,905	2,623,871
PerkinElmer, Inc.	9,209	1,595,828
Thermo Fisher Scientific, Inc.	32,351	18,483,097
Waters Corp.*	5,207	1,860,461

		41,737,533

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	182,476	10,797,105
Catalent, Inc.*	13,722	1,825,986
Eli Lilly and Co.	65,151	15,053,139
Johnson & Johnson	216,307	34,933,580
Merck & Co., Inc.	208,386	15,651,872
Organon & Co.	19,576	641,897
Pfizer, Inc.	460,956	19,825,718
Viatris, Inc.	98,981	1,341,193
Zoetis, Inc.	39,026	7,576,508

		107,646,998

Total Health Care		398,098,884

Industrials (7.3%)
Aerospace & Defense (1.4%)
Boeing Co. (The)*	45,311	9,965,701
General Dynamics Corp.	19,178	3,759,463
Howmet Aerospace, Inc.	32,111	1,001,863
Huntington Ingalls Industries, Inc.	3,368	650,226
L3Harris Technologies, Inc.	16,424	3,617,222
Lockheed Martin Corp.	20,354	7,024,166
Northrop Grumman Corp.	12,298	4,429,125
Raytheon Technologies Corp.	123,708	10,633,940
Textron, Inc.	18,478	1,289,949
TransDigm Group, Inc.*	4,321	2,698,767

		45,070,422

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	10,473	911,151
Expeditors International of Washington, Inc.	13,902	1,656,145
FedEx Corp.	20,368	4,466,499
United Parcel Service, Inc., Class B	59,926	10,912,525

		17,946,320

Airlines (0.2%)
Alaska Air Group, Inc.*	10,523	616,648
American Airlines Group, Inc.(x)*	52,257	1,072,313
Delta Air Lines, Inc.*	53,465	2,278,144
Southwest Airlines Co.*	48,579	2,498,418
United Airlines Holdings, Inc.(x)*	26,433	1,257,418

		7,722,941

Building Products (0.5%)
A O Smith Corp.	11,656	711,832
Allegion plc	7,052	932,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Carrier Global Corp.	71,322	$3,691,627
Fortune Brands Home & Security, Inc.	11,742	1,049,970
Johnson Controls International plc	57,940	3,944,555
Masco Corp.	20,047	1,113,611
Trane Technologies plc	19,564	3,377,724

		14,821,452

Commercial Services & Supplies (0.4%)
Cintas Corp.	7,291	2,775,392
Copart, Inc.*	17,475	2,424,132
Republic Services, Inc.	17,549	2,106,933
Rollins, Inc.	18,925	668,620
Waste Management, Inc.	31,928	4,768,766

		12,743,843

Construction & Engineering (0.0%)
Quanta Services, Inc.	11,249	1,280,361

Electrical Equipment (0.5%)
AMETEK, Inc.	19,289	2,392,029
Eaton Corp. plc	32,765	4,892,142
Emerson Electric Co.	49,250	4,639,350
Generac Holdings, Inc.*	5,115	2,090,347
Rockwell Automation, Inc.	9,459	2,781,324

		16,795,192

Industrial Conglomerates (1.0%)
3M Co.	47,700	8,367,534
General Electric Co.	90,293	9,302,888
Honeywell International, Inc.	56,714	12,039,248
Roper Technologies, Inc.	8,709	3,885,346

		33,595,016

Machinery (1.4%)
Caterpillar, Inc.	45,046	8,647,481
Cummins, Inc.	11,895	2,671,141
Deere & Co.	23,379	7,833,601
Dover Corp.	12,014	1,868,177
Fortive Corp.	29,594	2,088,449
IDEX Corp.	6,233	1,289,919
Illinois Tool Works, Inc.	23,593	4,875,022
Ingersoll Rand, Inc.*	33,230	1,675,124
Otis Worldwide Corp.	35,027	2,882,022
PACCAR, Inc.	29,044	2,292,152
Parker-Hannifin Corp.	10,592	2,961,735
Pentair plc	13,614	988,785
Snap-on, Inc.	4,426	924,813
Stanley Black & Decker, Inc.	13,150	2,305,326
Westinghouse Air Brake Technologies Corp.#	15,451	1,332,031
Xylem, Inc.	14,443	1,786,310

		46,422,088

Professional Services (0.4%)
Equifax, Inc.	10,148	2,571,706
IHS Markit Ltd.	32,757	3,820,122
Jacobs Engineering Group, Inc.	10,359	1,372,878
Leidos Holdings, Inc.	11,637	1,118,665
Nielsen Holdings plc	27,656	530,719
Robert Half International, Inc.	9,064	909,391
Verisk Analytics, Inc.	13,316	2,666,795

		12,990,276

Road & Rail (0.8%)
CSX Corp.	184,435	5,485,097
JB Hunt Transport Services, Inc.	7,084	1,184,586
Kansas City Southern	7,553	2,044,144
Norfolk Southern Corp.	20,233	4,840,745
Old Dominion Freight Line, Inc.	7,761	2,219,491
Union Pacific Corp.	53,572	10,500,648

		26,274,711

Trading Companies & Distributors (0.2%)
Fastenal Co.	46,533	2,401,568
United Rentals, Inc.*	5,866	2,058,556
WW Grainger, Inc.	3,706	1,456,680

		5,916,804

Total Industrials		241,579,426

Information Technology (25.0%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	4,655	1,599,644
Cisco Systems, Inc.	346,825	18,877,685
F5 Networks, Inc.*	5,016	997,080
Juniper Networks, Inc.	26,534	730,216
Motorola Solutions, Inc.	13,898	3,228,783

		25,433,408

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	49,764	3,644,218
CDW Corp.	11,080	2,016,782
Corning, Inc.	62,744	2,289,528
IPG Photonics Corp.*	2,957	468,389
Keysight Technologies, Inc.*	15,166	2,491,622
TE Connectivity Ltd.	27,011	3,706,449
Teledyne Technologies, Inc.*	3,886	1,669,348
Trimble, Inc.*	20,557	1,690,813
Zebra Technologies Corp., Class A*	4,512	2,325,575

		20,302,724

IT Services (4.4%)
Accenture plc, Class A	52,054	16,653,116
Akamai Technologies, Inc.*	13,421	1,403,702
Automatic Data Processing, Inc.	34,591	6,915,433
Broadridge Financial Solutions, Inc.	9,496	1,582,413
Cognizant Technology Solutions Corp., Class A	43,343	3,216,484
DXC Technology Co.*	19,810	665,814
Fidelity National Information Services, Inc.	50,429	6,136,201
Fiserv, Inc.*	49,015	5,318,128
FleetCor Technologies, Inc.*	6,738	1,760,437
Gartner, Inc.*	6,768	2,056,660
Global Payments, Inc.	24,220	3,816,588
International Business Machines Corp.	74,068	10,290,267
Jack Henry & Associates, Inc.	5,937	974,024
Mastercard, Inc., Class A	71,677	24,920,659
Paychex, Inc.	26,357	2,963,845
PayPal Holdings, Inc.*	96,718	25,166,991
VeriSign, Inc.*	8,067	1,653,816
Visa, Inc., Class A	138,796	30,916,809
Western Union Co. (The)	33,556	678,502

		147,089,889

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc.*	99,897	10,279,401
Analog Devices, Inc.	44,279	7,415,847
Applied Materials, Inc.	74,912	9,643,422
Broadcom, Inc.	33,761	16,371,722
Enphase Energy, Inc.*	11,093	1,663,617
Intel Corp.	334,058	17,798,610
KLA Corp.	12,619	4,221,182
Lam Research Corp.	11,811	6,722,231
Microchip Technology, Inc.	22,459	3,447,232
Micron Technology, Inc.	92,389	6,557,771
Monolithic Power Systems, Inc.	3,676	1,781,684
NVIDIA Corp.	204,780	42,422,225
NXP Semiconductors NV	21,783	4,266,636
Qorvo, Inc.*	9,032	1,510,060
QUALCOMM, Inc.	92,817	11,971,537
Skyworks Solutions, Inc.	13,525	2,228,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Teradyne, Inc.	13,151	$1,435,695
Texas Instruments, Inc.	76,000	14,607,960
Xilinx, Inc.	20,540	3,101,334

		167,446,815

Software (8.4%)
Adobe, Inc.*	39,175	22,553,831
ANSYS, Inc.*	7,210	2,454,644
Autodesk, Inc.*	18,120	5,167,280
Cadence Design Systems, Inc.*	22,640	3,428,602
Ceridian HCM Holding, Inc.*	11,006	1,239,496
Citrix Systems, Inc.	9,854	1,058,024
Fortinet, Inc.*	11,114	3,245,733
Intuit, Inc.	22,551	12,166,490
Microsoft Corp.	618,093	174,252,779
NortonLifeLock, Inc.	48,473	1,226,367
Oracle Corp.	135,437	11,800,626
Paycom Software, Inc.*	3,874	1,920,535
PTC, Inc.*	8,557	1,025,043
salesforce.com, Inc.*	79,933	21,679,428
ServiceNow, Inc.*	16,281	10,131,178
Synopsys, Inc.*	12,663	3,791,429
Tyler Technologies, Inc.*	3,379	1,549,778

		278,691,263

Technology Hardware, Storage & Peripherals (5.8%)
Apple, Inc.	1,291,614	182,763,381
Hewlett Packard Enterprise Co.	110,444	1,573,827
HP, Inc.	97,761	2,674,741
NetApp, Inc.	18,603	1,669,805
Seagate Technology Holdings plc	17,548	1,448,061
Western Digital Corp.*	25,120	1,417,773

		191,547,588

Total Information Technology		830,511,687

Materials (2.2%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	18,235	4,670,166
Albemarle Corp.	9,707	2,125,542
Celanese Corp.	8,885	1,338,436
CF Industries Holdings, Inc.	16,945	945,870
Corteva, Inc.	59,618	2,508,725
Dow, Inc.	61,040	3,513,462
DuPont de Nemours, Inc.	42,401	2,882,844
Eastman Chemical Co.	11,021	1,110,256
Ecolab, Inc.	20,417	4,259,394
FMC Corp.	10,923	1,000,110
International Flavors & Fragrances, Inc.	20,819	2,783,917
Linde plc	42,431	12,448,407
LyondellBasell Industries NV, Class A	21,648	2,031,665
Mosaic Co. (The)	29,666	1,059,669
PPG Industries, Inc.	19,425	2,777,969
Sherwin-Williams Co. (The)	19,968	5,585,649

		51,042,081

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	5,086	1,737,785
Vulcan Materials Co.	10,645	1,800,708

		3,538,493

Containers & Packaging (0.3%)
Amcor plc	124,070	1,437,971
Avery Dennison Corp.	6,831	1,415,452
Ball Corp.	26,687	2,401,030
International Paper Co.	31,524	1,762,822
Packaging Corp. of America	7,444	1,023,103
Sealed Air Corp.	12,218	669,424
Westrock Co.	21,847	1,088,636

		9,798,438

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	120,521	3,920,548
Newmont Corp.	65,713	3,568,216
Nucor Corp.	23,876	2,351,547

		9,840,311

Total Materials		74,219,323

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Alexandria Real Estate Equities, Inc. (REIT)	11,276	2,154,505
American Tower Corp. (REIT)	37,469	9,944,647
AvalonBay Communities, Inc. (REIT)	11,287	2,501,651
Boston Properties, Inc. (REIT)	11,609	1,257,835
Crown Castle International Corp. (REIT)	35,577	6,166,206
Digital Realty Trust, Inc. (REIT)	23,165	3,346,184
Duke Realty Corp. (REIT)	31,836	1,523,989
Equinix, Inc. (REIT)	7,453	5,888,839
Equity Residential (REIT)	27,816	2,250,871
Essex Property Trust, Inc. (REIT)	5,244	1,676,717
Extra Space Storage, Inc. (REIT)	10,756	1,806,900
Federal Realty Investment Trust (REIT)	5,323	628,061
Healthpeak Properties, Inc. (REIT)	44,251	1,481,523
Host Hotels & Resorts, Inc. (REIT)*	58,122	949,132
Iron Mountain, Inc. (REIT)	24,815	1,078,212
Kimco Realty Corp. (REIT)	50,469	1,047,232
Mid-America Apartment Communities, Inc. (REIT)	9,718	1,814,836
Prologis, Inc. (REIT)	60,847	7,632,039
Public Storage (REIT)	12,484	3,708,996
Realty Income Corp. (REIT)	31,982	2,074,353
Regency Centers Corp. (REIT)	12,764	859,400
SBA Communications Corp. (REIT)	9,093	3,005,873
Simon Property Group, Inc. (REIT)	27,379	3,558,449
UDR, Inc. (REIT)	22,925	1,214,567
Ventas, Inc. (REIT)	31,489	1,738,508
Vornado Realty Trust (REIT)	13,435	564,404
Welltower, Inc. (REIT)	34,948	2,879,715
Weyerhaeuser Co. (REIT)	62,673	2,229,279

		74,982,923

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	28,003	2,726,372

Total Real Estate		77,709,295

Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	21,207	1,187,168
American Electric Power Co., Inc.	40,997	3,328,136
Duke Energy Corp.	63,295	6,176,959
Edison International	30,472	1,690,282
Entergy Corp.	16,692	1,657,683
Evergy, Inc.	19,287	1,199,651
Eversource Energy	27,740	2,268,022
Exelon Corp.	80,111	3,872,566
FirstEnergy Corp.	44,843	1,597,308
NextEra Energy, Inc.	161,451	12,677,133
NRG Energy, Inc.	21,036	858,900
Pinnacle West Capital Corp.	9,853	712,963
PPL Corp.	61,944	1,726,999
Southern Co. (The)	87,054	5,394,736
Xcel Energy, Inc.	43,681	2,730,062

		47,078,568

Gas Utilities (0.0%)
Atmos Energy Corp.	11,187	986,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	54,749	$1,249,920

Multi-Utilities (0.7%)
Ameren Corp.	21,576	1,747,656
CenterPoint Energy, Inc.	49,595	1,220,037
CMS Energy Corp.	24,450	1,460,398
Consolidated Edison, Inc.	29,610	2,149,390
Dominion Energy, Inc.	66,402	4,848,674
DTE Energy Co.	16,215	1,811,378
NiSource, Inc.	30,559	740,445
Public Service Enterprise Group, Inc.	42,206	2,570,345
Sempra Energy	26,357	3,334,160
WEC Energy Group, Inc.	25,713	2,267,887

		22,150,370

Water Utilities (0.1%)
American Water Works Co., Inc.	15,135	2,558,421

Total Utilities		74,023,972

Total Common Stocks (90.4%) (Cost $907,139,521)		3,005,046,867

SHORT-TERM INVESTMENTS:
Investment Companies (3.8%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	125,312,776	125,375,433

Total Investment Companies		126,375,433

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $200,001, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $1,043,856, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $1,064,732.(xx)	1,043,855	1,043,855

Total Repurchase Agreements		1,243,855

Total Short-Term Investments (3.8%) (Cost $127,643,960)		127,619,288

Total Investments in Securities (94.2%) (Cost $1,034,783,481)		3,132,666,155
Other Assets Less Liabilities (5.8%)		192,109,154

Net Assets (100%)		$3,324,775,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,065,343.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $2,151,200. This was collateralized by cash of $2,243,855 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	24,583	4,066,657	—	(482,989)	358,120	867,630	4,809,418	92,996	—
Capital Markets
BlackRock, Inc.	8,208	6,592,711	—	(775,604)	408,835	657,779	6,883,721	106,459	—

Total		10,659,368	—	(1,258,593)	766,955	1,525,409	11,693,139	199,455	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,493	12/2021	USD	320,827,038	(12,608,486)

					(12,608,486)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$339,504,230	$—	$—	$339,504,230
Consumer Discretionary	371,529,610	—	—	371,529,610
Consumer Staples	173,380,513	—	—	173,380,513
Energy	82,559,105	—	—	82,559,105
Financials	341,930,822	—	—	341,930,822
Health Care	398,098,884	—	—	398,098,884
Industrials	241,579,426	—	—	241,579,426
Information Technology	830,511,687	—	—	830,511,687
Materials	74,219,323	—	—	74,219,323
Real Estate	77,709,295	—	—	77,709,295
Utilities	74,023,972	—	—	74,023,972
Short-Term Investments
Investment Companies	126,375,433	—	—	126,375,433
Repurchase Agreements	—	1,243,855	—	1,243,855

Total Assets	$3,131,422,300	$1,243,855	$—	$3,132,666,155

Liabilities:
Futures	$(12,608,486)	$—	$—	$(12,608,486)

Total Liabilities	$(12,608,486)	$—	$—	$(12,608,486)

Total	$3,118,813,814	$1,243,855	$—	$3,120,057,669

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,133,211,119
Aggregate gross unrealized depreciation	(55,059,658)

Net unrealized appreciation	$2,078,151,461

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,041,906,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	15,403	$613,810

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	5,270	296,490

Interactive Media & Services (0.2%)
TripAdvisor, Inc.*	11,476	388,462
Yelp, Inc.*	8,074	300,676

		689,138

Media (0.9%)
Cable One, Inc.	579	1,049,802
John Wiley & Sons, Inc., Class A	5,077	265,070
New York Times Co. (The), Class A	19,508	961,159
TEGNA, Inc.	25,812	509,013

		2,785,044

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	11,541	225,050

Total Communication Services		4,609,532

Consumer Discretionary (13.6%)
Auto Components (1.5%)
Adient plc*	10,998	455,867
Dana, Inc.	16,947	376,901
Fox Factory Holding Corp.*	4,915	710,414
Gentex Corp.	27,896	920,010
Goodyear Tire & Rubber Co. (The)*	32,794	580,454
Lear Corp.	6,975	1,091,448
Visteon Corp.*	3,268	308,467

		4,443,561

Automobiles (0.5%)
Harley-Davidson, Inc.	17,960	657,515
Thor Industries, Inc.	6,464	793,521

		1,451,036

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	473	278,673
Grand Canyon Education, Inc.*	5,277	464,165
H&R Block, Inc.	20,789	519,725
Service Corp. International	19,564	1,178,926

		2,441,489

Hotels, Restaurants & Leisure (2.8%)
Boyd Gaming Corp.*	9,507	601,413
Choice Hotels International, Inc.	3,834	484,503
Churchill Downs, Inc.	4,049	972,084
Cracker Barrel Old Country Store, Inc.	2,771	387,497
Jack in the Box, Inc.	2,530	246,245
Marriott Vacations Worldwide Corp.	4,985	784,290
Papa John’s International, Inc.	3,800	482,562
Scientific Games Corp., Class A*	10,849	901,226
Six Flags Entertainment Corp.*	9,053	384,752
Texas Roadhouse, Inc.	8,151	744,431
Travel + Leisure Co.	10,076	549,444
Wendy’s Co. (The)	20,776	450,424
Wingstop, Inc.	3,472	569,165
Wyndham Hotels & Resorts, Inc.	10,918	842,760

		8,400,796

Household Durables (1.4%)
Helen of Troy Ltd.*	2,817	632,923
KB Home	10,502	408,738
Taylor Morrison Home Corp., Class A*	14,628	377,110
Tempur Sealy International, Inc.	22,940	1,064,645
Toll Brothers, Inc.	13,537	748,461
TopBuild Corp.*	3,847	787,904
Tri Pointe Homes, Inc.*	13,281	279,167

		4,298,948

Leisure Products (1.2%)
Brunswick Corp.	9,050	862,194
Callaway Golf Co.*	13,673	377,785
Mattel, Inc.*	40,741	756,153
Polaris, Inc.	6,649	795,619
YETI Holdings, Inc.*	10,211	874,981

		3,666,732

Multiline Retail (0.6%)
Kohl’s Corp.	18,241	858,968
Nordstrom, Inc.(x)*	12,986	343,480
Ollie’s Bargain Outlet Holdings, Inc.*	7,089	427,325

		1,629,773

Specialty Retail (3.3%)
American Eagle Outfitters, Inc.	17,737	457,615
AutoNation, Inc.*	5,098	620,733
Dick’s Sporting Goods, Inc.(x)	7,654	916,720
Five Below, Inc.*	6,541	1,156,514
Foot Locker, Inc.	10,517	480,206
GameStop Corp., Class A(x)*	7,265	1,274,790
Lithia Motors, Inc., Class A	3,530	1,119,151
Murphy USA, Inc.	2,778	464,648
RH*	1,990	1,327,151
Urban Outfitters, Inc.*	7,690	228,316
Victoria’s Secret & Co.*	8,765	484,354
Williams-Sonoma, Inc.	8,771	1,555,361

		10,085,559

Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd.*	17,744	858,987
Carter’s, Inc.	5,140	499,813
Columbia Sportswear Co.	4,080	391,027
Crocs, Inc.*	7,285	1,045,252
Deckers Outdoor Corp.*	3,234	1,164,887
Skechers USA, Inc., Class A*	15,748	663,306

		4,623,272

Total Consumer Discretionary		41,041,166

Consumer Staples (3.1%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	1,099	560,215

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club Holdings, Inc.*	16,007	879,105
Casey’s General Stores, Inc.	4,322	814,481
Grocery Outlet Holding Corp.*	10,190	219,798
Performance Food Group Co.*	17,939	833,446
Sprouts Farmers Market, Inc.*	13,329	308,833

		3,055,663

Food Products (1.6%)
Darling Ingredients, Inc.*	18,920	1,360,348
Flowers Foods, Inc.	23,236	549,067
Hain Celestial Group, Inc. (The)*	9,817	419,971
Ingredion, Inc.	7,821	696,147
Lancaster Colony Corp.	2,296	387,588
Pilgrim’s Pride Corp.*	5,707	165,960
Post Holdings, Inc.*	6,844	753,935
Sanderson Farms, Inc.	2,477	466,171
Tootsie Roll Industries, Inc.(x)	1,957	59,551

		4,858,738

Household Products (0.1%)
Energizer Holdings, Inc.	7,343	286,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.2%)
Coty, Inc., Class A*	37,274	$292,974
Nu Skin Enterprises, Inc., Class A	5,852	236,830

		529,804

Total Consumer Staples		9,291,164

Energy (2.3%)
Energy Equipment & Services (0.4%)
ChampionX Corp.*	23,558	526,757
NOV, Inc.*	45,617	598,039

		1,124,796

Oil, Gas & Consumable Fuels (1.9%)
Antero Midstream Corp.	37,907	394,991
Cimarex Energy Co.	12,002	1,046,574
CNX Resources Corp.*	25,439	321,040
DT Midstream, Inc.	11,308	522,882
EQT Corp.*	34,380	703,415
Equitrans Midstream Corp.	47,468	481,326
HollyFrontier Corp.	17,452	578,185
Murphy Oil Corp.	16,929	422,717
Targa Resources Corp.	26,696	1,313,710

		5,784,840

Total Energy		6,909,636

Financials (13.3%)
Banks (6.3%)
Associated Banc-Corp.	17,841	382,154
BancorpSouth Bank	11,859	353,161
Bank of Hawaii Corp.	4,716	387,514
Bank OZK	14,224	611,348
Cathay General Bancorp	9,136	378,139
CIT Group, Inc.	11,575	601,321
Commerce Bancshares, Inc.	12,411	864,798
Cullen/Frost Bankers, Inc.	6,614	784,553
East West Bancorp, Inc.	16,565	1,284,450
First Financial Bankshares, Inc.	14,958	687,320
First Horizon Corp.	64,136	1,044,775
FNB Corp.	37,305	433,484
Fulton Financial Corp.	19,036	290,870
Glacier Bancorp, Inc.	12,633	699,237
Hancock Whitney Corp.	10,136	477,608
Home BancShares, Inc.	17,625	414,716
International Bancshares Corp.	6,212	258,668
PacWest Bancorp	13,684	620,159
Pinnacle Financial Partners, Inc.	8,888	836,183
Prosperity Bancshares, Inc.	10,849	771,689
Signature Bank	7,082	1,928,287
Sterling Bancorp	22,496	561,500
Synovus Financial Corp.	17,098	750,431
Texas Capital Bancshares, Inc.*	5,908	354,598
UMB Financial Corp.	5,024	485,871
Umpqua Holdings Corp.	25,698	520,385
United Bankshares, Inc.	15,081	548,647
Valley National Bancorp	47,471	631,839
Webster Financial Corp.	10,575	575,915
Wintrust Financial Corp.	6,657	535,023

		19,074,643

Capital Markets (2.4%)
Affiliated Managers Group, Inc.	4,811	726,894
Evercore, Inc., Class A	4,633	619,293
FactSet Research Systems, Inc.	4,412	1,741,769
Federated Hermes, Inc., Class B	11,488	373,360
Interactive Brokers Group, Inc., Class A	10,196	635,619
Janus Henderson Group plc	20,287	838,462
Jefferies Financial Group, Inc.	23,072	856,663
SEI Investments Co.	12,518	742,318
Stifel Financial Corp.	12,231	831,219

		7,365,597

Consumer Finance (0.7%)
FirstCash, Inc.	4,724	413,350
LendingTree, Inc.*	1,363	190,588
Navient Corp.	19,593	386,570
PROG Holdings, Inc.	7,761	326,040
SLM Corp.	35,702	628,355

		1,944,903

Insurance (3.2%)
Alleghany Corp.*	1,620	1,011,544
American Financial Group, Inc.	7,718	971,156
Brighthouse Financial, Inc.*	9,702	438,821
CNO Financial Group, Inc.	14,919	351,193
First American Financial Corp.	12,834	860,520
Hanover Insurance Group, Inc. (The)	4,167	540,126
Kemper Corp.	6,981	466,261
Kinsale Capital Group, Inc.	2,504	404,897
Mercury General Corp.	3,102	172,688
Old Republic International Corp.	33,198	767,870
Primerica, Inc.	4,611	708,388
Reinsurance Group of America, Inc.	7,941	883,516
RenaissanceRe Holdings Ltd.	5,502	766,979
RLI Corp.	4,649	466,155
Selective Insurance Group, Inc.	7,015	529,843
Unum Group	14,346	359,511

		9,699,468

Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd.	13,061	574,815
MGIC Investment Corp.	39,618	592,685
New York Community Bancorp, Inc.	54,293	698,751
Washington Federal, Inc.	7,933	272,181

		2,138,432

Total Financials		40,223,043

Health Care (9.5%)
Biotechnology (1.5%)
Arrowhead Pharmaceuticals, Inc.*	12,173	759,960
Emergent BioSolutions, Inc.*	5,663	283,546
Exelixis, Inc.*	36,783	777,593
Halozyme Therapeutics, Inc.*	16,614	675,858
Neurocrine Biosciences, Inc.*	11,049	1,059,710
United Therapeutics Corp.*	5,242	967,568

		4,524,235

Health Care Equipment & Supplies (3.5%)
Envista Holdings Corp.*	18,824	787,031
Globus Medical, Inc., Class A*	9,142	700,460
Haemonetics Corp.*	5,951	420,081
Hill-Rom Holdings, Inc.	7,688	1,153,200
ICU Medical, Inc.*	2,322	541,908
Integra LifeSciences Holdings Corp.*	8,562	586,326
LivaNova plc*	6,176	489,077
Masimo Corp.*	5,916	1,601,520
Neogen Corp.*	12,547	544,916
NuVasive, Inc.*	6,030	360,896
Penumbra, Inc.*	4,017	1,070,531
Quidel Corp.*	4,424	624,448
STAAR Surgical Co.*	5,533	711,157
Tandem Diabetes Care, Inc.*	7,359	878,517

		10,470,068

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	10,492	669,180
Amedisys, Inc.*	3,811	568,220
Chemed Corp.	1,838	854,891
Encompass Health Corp.	11,619	871,890
HealthEquity, Inc.*	9,735	630,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
LHC Group, Inc.*	3,697	$580,096
Molina Healthcare, Inc.*	6,820	1,850,334
Option Care Health, Inc.*	15,854	384,618
Patterson Cos., Inc.	10,065	303,359
Progyny, Inc.*	8,036	450,016
R1 RCM, Inc.*	15,626	343,928
Tenet Healthcare Corp.*	12,501	830,566

		8,337,537

Life Sciences Tools & Services (1.1%)
Medpace Holdings, Inc.*	3,351	634,277
Repligen Corp.*	5,969	1,724,982
Syneos Health, Inc.*	12,081	1,056,846

		3,416,105

Pharmaceuticals (0.7%)
Jazz Pharmaceuticals plc*	7,118	926,835
Nektar Therapeutics*	21,311	382,745
Perrigo Co. plc	15,611	738,869

		2,048,449

Total Health Care		28,796,394

Industrials (16.3%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	7,668	1,342,053
Curtiss-Wright Corp.	4,776	602,636
Hexcel Corp.*	9,790	581,428
Mercury Systems, Inc.*	6,554	310,791

		2,836,908

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	11,510	902,844

Airlines (0.2%)
JetBlue Airways Corp.*	37,128	567,687

Building Products (2.2%)
Builders FirstSource, Inc.*	24,193	1,251,746
Carlisle Cos., Inc.	6,085	1,209,637
Lennox International, Inc.	3,992	1,174,327
Owens Corning	12,040	1,029,420
Simpson Manufacturing Co., Inc.	5,071	542,445
Trex Co., Inc.*	13,468	1,372,793

		6,580,368

Commercial Services & Supplies (1.6%)
Brink’s Co. (The)	5,815	368,090
Clean Harbors, Inc.*	5,845	607,120
Herman Miller, Inc.	8,781	330,692
IAA, Inc.*	15,735	858,659
KAR Auction Services, Inc.*	13,915	228,067
MSA Safety, Inc.	4,255	619,954
Stericycle, Inc.*	10,721	728,706
Tetra Tech, Inc.	6,315	943,082

		4,684,370

Construction & Engineering (1.2%)
AECOM*	16,820	1,062,183
Dycom Industries, Inc.*	3,565	253,970
EMCOR Group, Inc.	6,276	724,125
Fluor Corp.(x)*	16,507	263,617
MasTec, Inc.*	6,656	574,280
Valmont Industries, Inc.	2,477	582,392

		3,460,567

Electrical Equipment (1.5%)
Acuity Brands, Inc.	4,171	723,126
EnerSys	4,964	369,520
Hubbell, Inc.	6,353	1,147,797
nVent Electric plc	19,627	634,541
Regal Beloit Corp.	4,754	714,716
Sunrun, Inc.*	24,043	1,057,892

		4,647,592

Machinery (4.5%)
AGCO Corp.	7,220	884,667
Colfax Corp.*	15,123	694,146
Crane Co.	5,817	551,510
Donaldson Co., Inc.	14,662	841,745
Flowserve Corp.	15,208	527,261
Graco, Inc.	19,820	1,386,805
ITT, Inc.	10,055	863,121
Kennametal, Inc.	9,752	333,811
Lincoln Electric Holdings, Inc.	6,935	893,159
Middleby Corp. (The)*	6,498	1,107,974
Nordson Corp.	6,314	1,503,679
Oshkosh Corp.	8,015	820,495
Terex Corp.	8,147	342,989
Timken Co. (The)	8,058	527,154
Toro Co. (The)	12,499	1,217,528
Trinity Industries, Inc.	9,622	261,430
Woodward, Inc.	7,428	840,850

		13,598,324

Marine (0.1%)
Kirby Corp.*	7,011	336,247

Professional Services (1.4%)
ASGN, Inc.*	6,174	698,526
CACI International, Inc., Class A*	2,754	721,824
FTI Consulting, Inc.*	4,004	539,339
Insperity, Inc.	4,192	464,222
KBR, Inc.	16,435	647,539
ManpowerGroup, Inc.	6,335	685,954
Science Applications International Corp.	6,765	578,813

		4,336,217

Road & Rail (1.6%)
Avis Budget Group, Inc.*	5,514	642,436
Knight-Swift Transportation Holdings, Inc.	19,377	991,134
Landstar System, Inc.	4,468	705,140
Ryder System, Inc.	6,280	519,419
Saia, Inc.*	3,077	732,418
Werner Enterprises, Inc.	7,216	319,452
XPO Logistics, Inc.*	11,510	915,966

		4,825,965

Trading Companies & Distributors (0.8%)
GATX Corp.	4,131	369,972
MSC Industrial Direct Co., Inc., Class A	5,486	439,922
Univar Solutions, Inc.*	19,895	473,899
Watsco, Inc.	3,849	1,018,523

		2,302,316

Total Industrials		49,079,405

Information Technology (12.7%)
Communications Equipment (0.8%)
Ciena Corp.*	18,066	927,689
Lumentum Holdings, Inc.*	8,863	740,415
NetScout Systems, Inc.*	8,646	233,010
Viasat, Inc.*	8,560	471,399

		2,372,513

Electronic Equipment, Instruments & Components (2.8%)
Arrow Electronics, Inc.*	8,384	941,439
Avnet, Inc.	11,618	429,517
Belden, Inc.	5,236	305,049
Cognex Corp.	20,634	1,655,260
Coherent, Inc.*	2,868	717,258
II-VI, Inc.*	12,244	726,804
Jabil, Inc.	17,027	993,866
Littelfuse, Inc.	2,878	786,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
National Instruments Corp.	15,512	$608,536
SYNNEX Corp.	4,849	504,781
Vishay Intertechnology, Inc.	15,456	310,511
Vontier Corp.	19,721	662,626

		8,642,118

IT Services (1.6%)
Alliance Data Systems Corp.	5,807	585,868
Concentrix Corp.*	5,012	887,124
Genpact Ltd.	20,166	958,087
LiveRamp Holdings, Inc.*	7,927	374,392
MAXIMUS, Inc.	7,176	597,043
Sabre Corp.*	37,472	443,669
WEX, Inc.*	5,231	921,388

		4,767,571

Semiconductors & Semiconductor Equipment (3.6%)
Amkor Technology, Inc.	11,694	291,765
Brooks Automation, Inc.	8,675	887,886
Cirrus Logic, Inc.*	6,723	553,639
CMC Materials, Inc.	3,411	420,338
Cree, Inc.*	13,480	1,088,240
First Solar, Inc.*	11,544	1,101,990
Lattice Semiconductor Corp.*	15,925	1,029,551
MKS Instruments, Inc.	6,477	977,444
Semtech Corp.*	7,581	591,091
Silicon Laboratories, Inc.*	4,742	664,639
SolarEdge Technologies, Inc.*	6,106	1,619,433
Synaptics, Inc.*	4,112	739,050
Universal Display Corp.	5,062	865,400

		10,830,466

Software (3.8%)
ACI Worldwide, Inc.*	13,714	421,431
Aspen Technology, Inc.*	7,931	973,927
Blackbaud, Inc.*	4,909	345,348
CDK Global, Inc.	14,216	604,891
Cerence, Inc.*	4,438	426,536
CommVault Systems, Inc.*	5,354	403,210
Digital Turbine, Inc.*	10,206	701,662
Envestnet, Inc.*	4,632	371,672
Fair Isaac Corp.*	3,315	1,319,138
j2 Global, Inc.*	5,627	768,761
Manhattan Associates, Inc.*	7,404	1,133,034
Mimecast Ltd.*	7,089	450,860
NCR Corp.*	15,340	594,578
Paylocity Holding Corp.*	4,594	1,288,157
Qualys, Inc.*	3,909	435,033
Sailpoint Technologies Holdings, Inc.*	10,844	464,991
Teradata Corp.*	12,734	730,295

		11,433,524

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	16,046	323,648

Total Information Technology		38,369,840

Materials (5.3%)
Chemicals (2.2%)
Ashland Global Holdings, Inc.	6,602	588,370
Avient Corp.	10,655	493,859
Cabot Corp.	6,600	330,792
Chemours Co. (The)	19,280	560,277
Ingevity Corp.*	4,613	329,230
Minerals Technologies, Inc.	3,912	273,214
NewMarket Corp.	846	286,599
Olin Corp.	16,861	813,543
RPM International, Inc.	15,153	1,176,631
Scotts Miracle-Gro Co. (The)	4,756	696,088
Sensient Technologies Corp.	4,922	448,296
Valvoline, Inc.	21,105	658,054

		6,654,953

Construction Materials (0.2%)
Eagle Materials, Inc.	4,889	641,241

Containers & Packaging (0.7%)
AptarGroup, Inc.	7,703	919,353
Greif, Inc., Class A	3,096	200,002
Silgan Holdings, Inc.	9,795	375,736
Sonoco Products Co.	11,479	683,919

		2,179,010

Metals & Mining (1.9%)
Cleveland-Cliffs, Inc.(x)*	53,097	1,051,852
Commercial Metals Co.	14,077	428,785
Compass Minerals International, Inc.	3,975	255,990
Reliance Steel & Aluminum Co.	7,413	1,055,759
Royal Gold, Inc.	7,663	731,740
Steel Dynamics, Inc.	22,641	1,324,046
United States Steel Corp.	31,536	692,846
Worthington Industries, Inc.	3,863	203,580

		5,744,598

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.	11,114	682,066

Total Materials		15,901,868

Real Estate (8.7%)
Equity Real Estate Investment Trusts (REITs) (8.2%)
American Campus Communities, Inc. (REIT)	16,239	786,780
Apartment Income REIT Corp. (REIT)	18,323	894,346
Brixmor Property Group, Inc. (REIT)	34,671	766,576
Camden Property Trust (REIT)	11,744	1,731,888
CoreSite Realty Corp. (REIT)	5,178	717,360
Corporate Office Properties Trust (REIT)	13,104	353,546
Cousins Properties, Inc. (REIT)	17,359	647,317
CyrusOne, Inc. (REIT)	14,479	1,120,819
Douglas Emmett, Inc. (REIT)	20,483	647,468
EastGroup Properties, Inc. (REIT)	4,719	786,327
EPR Properties (REIT)	8,731	431,137
First Industrial Realty Trust, Inc. (REIT)	15,075	785,106
Healthcare Realty Trust, Inc. (REIT)	17,119	509,804
Highwoods Properties, Inc. (REIT)	12,166	533,601
Hudson Pacific Properties, Inc. (REIT)	17,727	465,688
JBG SMITH Properties (REIT)	13,553	401,304
Kilroy Realty Corp. (REIT)	12,235	810,079
Lamar Advertising Co. (REIT), Class A	10,131	1,149,362
Life Storage, Inc. (REIT)	9,115	1,045,855
Macerich Co. (The) (REIT)	24,869	415,561
Medical Properties Trust, Inc. (REIT)	69,549	1,395,848
National Retail Properties, Inc. (REIT)	20,503	885,525
National Storage Affiliates Trust (REIT)	9,521	502,614
Omega Healthcare Investors, Inc. (REIT)	27,845	834,236
Park Hotels & Resorts, Inc. (REIT)*	27,609	528,436
Pebblebrook Hotel Trust (REIT)	15,314	343,187
Physicians Realty Trust (REIT)	25,295	445,698
PotlatchDeltic Corp. (REIT)	7,826	403,665
PS Business Parks, Inc. (REIT)	2,345	367,555
Rayonier, Inc. (REIT)	16,400	585,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Rexford Industrial Realty, Inc. (REIT)	16,118	$914,696
Sabra Health Care REIT, Inc. (REIT)	26,126	384,575
SL Green Realty Corp. (REIT)	7,838	555,244
Spirit Realty Capital, Inc. (REIT)	13,903	640,094
STORE Capital Corp. (REIT)	28,548	914,392
Urban Edge Properties (REIT)	12,852	235,320

		24,936,161

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	5,923	1,469,437

Total Real Estate		26,405,598

Utilities (2.9%)
Electric Utilities (0.9%)
ALLETE, Inc.	6,095	362,774
Hawaiian Electric Industries, Inc.	12,760	520,991
IDACORP, Inc.	5,900	609,942
OGE Energy Corp.	23,367	770,176
PNM Resources, Inc.	10,018	495,691

		2,759,574

Gas Utilities (1.1%)
National Fuel Gas Co.	10,642	558,918
New Jersey Resources Corp.	11,257	391,856
ONE Gas, Inc.	6,233	394,985
Southwest Gas Holdings, Inc.	6,911	462,208
Spire, Inc.	6,035	369,221
UGI Corp.	24,409	1,040,312

		3,217,500

Multi-Utilities (0.5%)
Black Hills Corp.	7,386	463,545
MDU Resources Group, Inc.	23,633	701,191
NorthWestern Corp.	6,037	345,920

		1,510,656

Water Utilities (0.4%)
Essential Utilities, Inc.	26,109	1,203,103

Total Utilities		8,690,833

Total Common Stocks (89.2%) (Cost $168,833,972)		269,318,479

SHORT-TERM INVESTMENTS:
Investment Company (7.1%)
JPMorgan Prime Money Market Fund, IM Shares	21,513,495	21,524,251

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $510,746, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $520,961.(xx)	510,746	510,746

Total Repurchase Agreements		610,746

Total Short-Term Investments (7.3%) (Cost $22,130,846)		22,134,997

Total Investments in Securities (96.5%) (Cost $190,964,818)		291,453,476
Other Assets Less Liabilities (3.5%)		10,721,478

Net Assets (100%)		$302,174,954

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $2,276,626. This was collateralized by $1,840,649 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/7/21 - 11/15/50 and by cash of $610,746 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	123	12/2021	USD	32,388,360	(703,068)

					(703,068)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,609,532	$—	$—	$4,609,532
Consumer Discretionary	41,041,166	—	—	41,041,166
Consumer Staples	9,291,164	—	—	9,291,164
Energy	6,909,636	—	—	6,909,636
Financials	40,223,043	—	—	40,223,043
Health Care	28,796,394	—	—	28,796,394
Industrials	49,079,405	—	—	49,079,405
Information Technology	38,369,840	—	—	38,369,840
Materials	15,901,868	—	—	15,901,868
Real Estate	26,405,598	—	—	26,405,598
Utilities	8,690,833	—	—	8,690,833
Short-Term Investments
Investment Company	21,524,251	—	—	21,524,251
Repurchase Agreements	—	610,746	—	610,746

Total Assets	$290,842,730	$610,746	$—	$291,453,476

Liabilities:
Futures	$(703,068)	$—	$—	$(703,068)

Total Liabilities	$(703,068)	$—	$—	$(703,068)

Total	$290,139,662	$610,746	$—	$290,750,408

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,756,602
Aggregate gross unrealized depreciation	(6,825,120)

Net unrealized appreciation	$98,931,482

Federal income tax cost of investments in securities and derivative instruments, if applicable	$191,818,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	3,423	$207,776
ATN International, Inc.	5,220	244,557
Bandwidth, Inc., Class A*	10,186	919,592
Cogent Communications Holdings, Inc.	19,681	1,394,202
Consolidated Communications Holdings, Inc.*	32,472	298,418
Globalstar, Inc.(x)*	261,601	436,874
IDT Corp., Class B*	8,614	361,357
Iridium Communications, Inc.*	51,450	2,050,283
Liberty Latin America Ltd., Class A*	15,164	198,345
Liberty Latin America Ltd., Class C*	67,042	879,591
Ooma, Inc.*	10,264	191,013
Radius Global Infrastructure, Inc.(x)*	16,973	277,169

		7,459,177

Entertainment (0.9%)
AMC Entertainment Holdings, Inc., Class A(x)*	217,765	8,288,136
Chicken Soup For The Soul Entertainment, Inc.*	1,491	34,099
Cinemark Holdings, Inc.(x)*	50,727	974,466
CuriosityStream, Inc.(x)*	7,867	82,918
Eros STX Global Corp.(x)*	95,235	87,568
IMAX Corp.(x)*	16,845	319,718
Liberty Media Corp.-Liberty Braves, Class A*	6,181	166,331
Liberty Media Corp.-Liberty Braves, Class C*	15,670	414,001
Lions Gate Entertainment Corp., Class A*	27,161	385,415
Lions Gate Entertainment Corp., Class B*	47,456	616,928
LiveXLive Media, Inc.(x)*	15,723	47,012
Madison Square Garden Entertainment Corp.*	10,831	787,089
Marcus Corp. (The)(x)*	11,367	198,354

		12,402,035

Interactive Media & Services (0.4%)
Cargurus, Inc.*	40,939	1,285,894
Cars.com, Inc.*	24,868	314,580
Eventbrite, Inc., Class A*	29,266	553,420
EverQuote, Inc., Class A*	8,070	150,344
fuboTV, Inc.(x)*	55,293	1,324,820
Liberty TripAdvisor Holdings, Inc., Class A*	22,893	70,739
MediaAlpha, Inc., Class A*	9,236	172,529
Outbrain, Inc.*	2,700	39,960
QuinStreet, Inc.*	23,025	404,319
TrueCar, Inc.*	42,395	176,363
Yelp, Inc.*	31,058	1,156,600

		5,649,568

Media (1.1%)
Advantage Solutions, Inc.*	27,845	240,859
AMC Networks, Inc., Class A*	13,036	607,347
Boston Omaha Corp., Class A*	7,894	306,129
Cardlytics, Inc.*	14,081	1,181,959
Clear Channel Outdoor Holdings, Inc.*	151,362	410,191
comScore, Inc.*	20,472	79,841
Daily Journal Corp.*	581	186,135
Digital Media Solutions, Inc.*	1,007	7,301
Emerald Holding, Inc.*	7,654	33,218
Entercom Communications Corp.*	35,758	131,590
Entravision Communications Corp., Class A	30,190	214,349
EW Scripps Co. (The), Class A	27,539	497,354
Fluent, Inc.*	12,747	28,936
Gannett Co., Inc.*	52,708	352,089
Gray Television, Inc.	39,056	891,258
Hemisphere Media Group, Inc.*	9,357	113,968
iHeartMedia, Inc., Class A*	48,379	1,210,443
Integral Ad Science Holding Corp.(x)*	4,941	101,933
John Wiley & Sons, Inc., Class A	18,632	972,777
Loral Space & Communications, Inc.	5,836	251,006
Magnite, Inc.*	54,969	1,539,132
Meredith Corp.*	17,634	982,214
National CineMedia, Inc.	18,800	66,928
Scholastic Corp.	9,416	335,680
Sinclair Broadcast Group, Inc., Class A	22,639	717,204
Stagwell, Inc.*	18,177	139,418
TechTarget, Inc.*	11,298	931,181
TEGNA, Inc.	91,642	1,807,180
Thryv Holdings, Inc.*	1,920	57,677
WideOpenWest, Inc.*	21,789	428,154

		14,823,451

Wireless Telecommunication Services (0.2%)
Gogo, Inc.(x)*	17,973	310,933
Shenandoah Telecommunications Co.	22,419	707,992
Telephone and Data Systems, Inc.	43,576	849,732
United States Cellular Corp.*	6,226	198,547

		2,067,204

Total Communication Services		42,401,435

Consumer Discretionary (10.4%)
Auto Components (1.2%)
Adient plc*	39,550	1,639,347
American Axle & Manufacturing Holdings, Inc.*	49,466	435,795
Cooper-Standard Holdings, Inc.*	5,100	111,741
Dana, Inc.	59,076	1,313,850
Dorman Products, Inc.*	12,396	1,173,529
Fox Factory Holding Corp.*	18,123	2,619,498
Gentherm, Inc.*	15,631	1,265,017
Goodyear Tire & Rubber Co. (The)*	118,781	2,102,424
LCI Industries	10,254	1,380,496
Modine Manufacturing Co.*	17,142	194,219
Motorcar Parts of America, Inc.*	7,501	146,270
Patrick Industries, Inc.	10,750	895,475
Standard Motor Products, Inc.	6,400	279,744
Stoneridge, Inc.*	8,062	164,384
Tenneco, Inc., Class A*	30,600	436,662
Visteon Corp.*	12,022	1,134,757
XL Fleet Corp.(x)*	27,635	170,232
XPEL, Inc.(m)*	7,684	582,908

		16,046,348

Automobiles (0.2%)
Arcimoto, Inc.(x)*	8,316	95,052
Canoo, Inc.(x)*	44,102	339,144
Fisker, Inc.(x)*	68,626	1,005,371
Lordstown Motors Corp.(x)*	41,564	331,681
Winnebago Industries, Inc.	15,104	1,094,285
Workhorse Group, Inc.(x)*	52,697	403,132

		3,268,665

Distributors (0.0%)
Funko, Inc., Class A(x)*	14,069	256,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Greenlane Holdings, Inc., Class A(x)*	3,892	$9,224

		265,420

Diversified Consumer Services (0.7%)
2U, Inc.*	30,997	1,040,569
Adtalem Global Education, Inc.*	23,507	888,800
American Public Education, Inc.*	6,210	159,038
Carriage Services, Inc.	6,581	293,447
Coursera, Inc.*	24,290	768,779
European Wax Center, Inc., Class A(x)*	1,929	54,031
Graham Holdings Co., Class B	1,674	986,254
Houghton Mifflin Harcourt Co.*	52,833	709,547
Laureate Education, Inc., Class A*	42,940	729,551
OneSpaWorld Holdings Ltd.(x)*	20,534	204,724
Perdoceo Education Corp.*	23,261	245,636
PowerSchool Holdings, Inc., Class A*	18,269	449,600
Regis Corp.*	6,962	24,228
StoneMor, Inc.(x)*	8,585	21,205
Strategic Education, Inc.	11,057	779,518
Stride, Inc.*	18,020	647,639
Vivint Smart Home, Inc.*	36,038	340,559
WW International, Inc.*	22,704	414,348

		8,757,473

Hotels, Restaurants & Leisure (2.2%)
Accel Entertainment, Inc.*	23,685	287,536
Bally’s Corp.*	14,086	706,272
Biglari Holdings, Inc., Class B*	467	80,235
BJ’s Restaurants, Inc.*	10,121	422,653
Bloomin’ Brands, Inc.*	39,881	997,025
Bluegreen Vacations Holding Corp.*	8,624	222,499
Brinker International, Inc.*	21,121	1,035,985
Carrols Restaurant Group, Inc.	10,518	38,496
Century Casinos, Inc.*	8,291	111,680
Cheesecake Factory, Inc. (The)*	19,331	908,557
Chuy’s Holdings, Inc.*	6,136	193,468
Cracker Barrel Old Country Store, Inc.	10,542	1,474,193
Dave & Buster’s Entertainment, Inc.*	18,245	699,331
Del Taco Restaurants, Inc.	8,798	76,806
Denny’s Corp.*	27,885	455,641
Dine Brands Global, Inc.*	7,732	627,916
Drive Shack, Inc.*	24,674	69,334
El Pollo Loco Holdings, Inc.*	5,860	99,034
Esports Technologies, Inc.(x)*	2,858	95,943
Everi Holdings, Inc.*	38,748	936,927
F45 Training Holdings, Inc.(x)*	3,533	52,854
Fiesta Restaurant Group, Inc.*	7,939	87,011
Full House Resorts, Inc.*	9,717	103,097
GAN Ltd.(x)*	12,256	182,247
Golden Entertainment, Inc.*	7,175	352,221
Golden Nugget Online Gaming, Inc.*	11,762	204,306
Hall of Fame Resort & Entertainment Co.(x)*	16,553	43,865
Hilton Grand Vacations, Inc.*	36,943	1,757,378
International Game Technology plc*	47,030	1,237,830
Jack in the Box, Inc.	9,866	960,258
Krispy Kreme, Inc.(x)*	3,473	48,622
Kura Sushi USA, Inc., Class A*	1,016	44,379
Lindblad Expeditions Holdings, Inc.(x)*	9,321	135,993
Monarch Casino & Resort, Inc.*	4,764	319,140
Nathan’s Famous, Inc.	1,616	98,851
NEOGAMES SA*	3,718	136,525
Noodles & Co.*	16,078	189,720
ONE Group Hospitality, Inc. (The)(x)*	5,707	61,008
Papa John’s International, Inc.	13,902	1,765,415
PlayAGS, Inc.*	8,268	65,152
RCI Hospitality Holdings, Inc.	2,873	196,829
Red Robin Gourmet Burgers, Inc.*	4,775	110,111
Red Rock Resorts, Inc., Class A*	27,531	1,410,138
Rush Street Interactive, Inc.*	15,890	305,247
Ruth’s Hospitality Group, Inc.*	10,335	214,038
Scientific Games Corp., Class A*	40,925	3,399,640
SeaWorld Entertainment, Inc.*	22,297	1,233,470
Shake Shack, Inc., Class A*	17,249	1,353,357
Target Hospitality Corp.(x)*	13,788	51,429
Texas Roadhouse, Inc.	30,002	2,740,083
Wingstop, Inc.	12,784	2,095,681

		30,495,426

Household Durables (1.6%)
Aterian, Inc.(x)*	5,958	64,525
Bassett Furniture Industries, Inc.	2,683	48,589
Beazer Homes USA, Inc.*	10,800	186,300
Casper Sleep, Inc.*	8,645	36,914
Cavco Industries, Inc.*	4,132	978,210
Century Communities, Inc.	13,207	811,570
Ethan Allen Interiors, Inc.	7,337	173,887
Flexsteel Industries, Inc.	1,896	58,548
GoPro, Inc., Class A*	55,172	516,410
Green Brick Partners, Inc.*	14,104	289,414
Hamilton Beach Brands Holding Co., Class A	3,962	62,085
Helen of Troy Ltd.*	10,208	2,293,533
Hooker Furnishings Corp.	4,455	120,240
Hovnanian Enterprises, Inc., Class A*	1,538	148,248
Installed Building Products, Inc.	10,665	1,142,755
iRobot Corp.(x)*	13,017	1,021,834
KB Home	36,490	1,420,191
Landsea Homes Corp.*	1,586	13,735
La-Z-Boy, Inc.	19,869	640,378
Legacy Housing Corp.*	5,095	91,557
LGI Homes, Inc.*	9,293	1,318,770
Lifetime Brands, Inc.	4,008	72,905
Lovesac Co. (The)*	3,896	257,487
M.D.C. Holdings, Inc.	25,647	1,198,228
M/I Homes, Inc.*	12,703	734,233
Meritage Homes Corp.*	15,904	1,542,688
Purple Innovation, Inc.*	21,492	451,762
Skyline Champion Corp.*	21,987	1,320,539
Snap One Holdings Corp.*	2,376	39,608
Sonos, Inc.*	52,135	1,687,089
Taylor Morrison Home Corp., Class A*	52,515	1,353,837
Traeger, Inc.(x)*	5,317	111,285
Tri Pointe Homes, Inc.*	45,787	962,443
Tupperware Brands Corp.*	21,396	451,883
Universal Electronics, Inc.*	4,923	242,458
VOXX International Corp.*	4,754	54,433
Vuzix Corp.(x)*	17,897	187,203
Weber, Inc., Class A(x)*	3,680	64,731

		22,170,505

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	12,163	371,093
CarParts.com, Inc.*	14,463	225,767
Duluth Holdings, Inc., Class B*	3,666	49,968
Groupon, Inc.(x)*	10,370	236,540
Lands’ End, Inc.*	7,063	166,263
Liquidity Services, Inc.*	8,170	176,554
Overstock.com, Inc.(x)*	19,762	1,539,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PetMed Express, Inc.(x)	6,068	$163,047
Porch Group, Inc.(x)*	29,643	524,088
Quotient Technology, Inc.*	39,459	229,651
RealReal, Inc. (The)*	34,359	452,852
Revolve Group, Inc.*	15,556	960,894
Shutterstock, Inc.	9,957	1,128,327
Stamps.com, Inc.*	7,507	2,475,734
Stitch Fix, Inc., Class A*	27,396	1,094,470
Xometry, Inc., Class A(x)*	2,226	128,373

		9,923,476

Leisure Products (0.5%)
Acushnet Holdings Corp.	15,697	733,050
American Outdoor Brands, Inc.*	4,283	105,191
AMMO, Inc.(x)*	26,688	164,131
Callaway Golf Co.*	49,168	1,358,512
Clarus Corp.	10,302	264,040
Escalade, Inc.	3,215	60,796
Genius Brands International, Inc.(x)*	85,496	116,275
Johnson Outdoors, Inc., Class A	2,018	213,504
Latham Group, Inc.*	10,839	177,760
Malibu Boats, Inc., Class A*	9,756	682,725
Marine Products Corp.(x)	6,397	80,026
MasterCraft Boat Holdings, Inc.*	6,724	168,638
Nautilus, Inc.*	9,140	85,093
Smith & Wesson Brands, Inc.	20,836	432,555
Sturm Ruger & Co., Inc.	7,853	579,394
Vista Outdoor, Inc.*	26,370	1,062,975

		6,284,665

Multiline Retail (0.4%)
Big Lots, Inc.	17,032	738,507
Dillard’s, Inc., Class A(x)	2,500	431,300
Franchise Group, Inc.	10,655	377,294
Macy’s, Inc.	139,448	3,151,525

		4,698,626

Specialty Retail (2.2%)
Aaron’s Co., Inc. (The)	14,902	410,401
Abercrombie & Fitch Co., Class A*	28,792	1,083,443
Academy Sports & Outdoors, Inc.*	32,773	1,311,575
American Eagle Outfitters, Inc.	64,929	1,675,168
America’s Car-Mart, Inc.*	2,231	260,536
Arko Corp.*	48,986	494,759
Asbury Automotive Group, Inc.*	8,303	1,633,532
Barnes & Noble Education, Inc.*	11,449	114,376
Bed Bath & Beyond, Inc.*	46,861	809,524
Big 5 Sporting Goods Corp.(x)	6,301	145,175
Boot Barn Holdings, Inc.*	12,001	1,066,529
Buckle, Inc. (The)	12,580	498,042
Caleres, Inc.	11,318	251,486
Camping World Holdings, Inc., Class A	18,545	720,844
CarLotz, Inc.(x)*	13,038	49,675
Cato Corp. (The), Class A	7,378	122,032
Chico’s FAS, Inc.*	36,838	165,403
Children’s Place, Inc. (The)*	6,305	474,514
Citi Trends, Inc.*	2,731	199,254
Conn’s, Inc.*	5,487	125,268
Container Store Group, Inc. (The)*	9,390	89,393
Designer Brands, Inc., Class A*	26,666	371,457
Genesco, Inc.*	5,102	294,538
Group 1 Automotive, Inc.	7,686	1,444,046
GrowGeneration Corp.*	22,068	544,418
Guess?, Inc.	17,681	371,478
Haverty Furniture Cos., Inc.	5,136	173,135
Hibbett, Inc.	7,300	516,402
JOANN, Inc.(x)	3,397	37,843
Kirkland’s, Inc.*	4,179	80,279
Lazydays Holdings, Inc.*	2,097	44,750
Lumber Liquidators Holdings, Inc.*	8,783	164,066
MarineMax, Inc.*	9,547	463,220
Monro, Inc.	15,009	863,168
Murphy USA, Inc.	10,550	1,764,593
National Vision Holdings, Inc.*	34,896	1,981,046
ODP Corp. (The)*	20,998	843,280
OneWater Marine, Inc., Class A	3,106	124,892
Party City Holdco, Inc.*	47,602	337,974
Rent-A-Center, Inc.	27,805	1,562,919
Sally Beauty Holdings, Inc.*	52,813	889,899
Shift Technologies, Inc.(x)*	18,817	130,590
Shoe Carnival, Inc.	6,836	221,623
Signet Jewelers Ltd.	22,375	1,766,730
Sleep Number Corp.*	10,659	996,403
Sonic Automotive, Inc., Class A	11,127	584,613
Sportsman’s Warehouse Holdings, Inc.*	13,313	234,309
Tilly’s, Inc., Class A	7,163	100,354
Torrid Holdings, Inc.(x)*	2,236	34,501
TravelCenters of America, Inc.*	3,755	186,961
Urban Outfitters, Inc.*	32,396	961,837
Winmark Corp.	1,148	246,854
Zumiez, Inc.*	9,418	374,460

		30,413,567

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	26,591	3,815,277
Fossil Group, Inc.*	14,258	168,957
G-III Apparel Group Ltd.*	19,712	557,850
Kontoor Brands, Inc.	24,080	1,202,796
Movado Group, Inc.	6,027	189,790
Oxford Industries, Inc.	7,208	649,945
PLBY Group, Inc.(x)*	10,082	237,633
Rocky Brands, Inc.	2,063	98,219
Steven Madden Ltd.	35,554	1,427,849
Superior Group of Cos., Inc.	3,612	84,123
Unifi, Inc.*	5,772	126,580
Vera Bradley, Inc.*	8,126	76,466
Wolverine World Wide, Inc.	37,465	1,117,956

		9,753,441

Total Consumer Discretionary		142,077,612

Consumer Staples (2.9%)
Beverages (0.4%)
Celsius Holdings, Inc.*	22,735	2,048,196
Coca-Cola Consolidated, Inc.	2,142	844,333
Duckhorn Portfolio, Inc. (The)(x)*	11,813	270,400
MGP Ingredients, Inc.	4,388	285,659
National Beverage Corp.	11,147	585,106
NewAge, Inc.(x)*	44,533	61,901
Primo Water Corp.	73,996	1,163,217

		5,258,812

Food & Staples Retailing (0.8%)
Andersons, Inc. (The)	13,725	423,142
BJ’s Wholesale Club Holdings, Inc.*	57,653	3,166,303
Chefs’ Warehouse, Inc. (The)*	9,611	313,030
HF Foods Group, Inc.(x)*	11,041	66,798
Ingles Markets, Inc., Class A	4,554	300,701
MedAvail Holdings, Inc.(x)*	3,334	9,735
Natural Grocers by Vitamin Cottage, Inc.	3,904	43,803
Performance Food Group Co.*	66,006	3,066,639
PriceSmart, Inc.	10,561	819,006
Rite Aid Corp.(x)*	23,681	336,270
SpartanNash Co.	10,931	239,389
Sprouts Farmers Market, Inc.*	47,148	1,092,419
United Natural Foods, Inc.*	26,009	1,259,356

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Village Super Market, Inc., Class A(x)	3,612	$78,308
Weis Markets, Inc.	5,257	276,255

		11,491,154

Food Products (0.8%)
AppHarvest, Inc.(x)*	20,687	134,879
B&G Foods, Inc.(x)	30,244	903,993
Calavo Growers, Inc.	7,731	295,634
Cal-Maine Foods, Inc.	15,346	554,911
Fresh Del Monte Produce, Inc.	12,756	410,998
Hostess Brands, Inc.*	57,490	998,601
J & J Snack Foods Corp.	7,028	1,074,019
John B Sanfilippo & Son, Inc.	2,925	239,031
Laird Superfood, Inc.(x)*	1,833	34,974
Lancaster Colony Corp.	8,107	1,368,543
Landec Corp.*	10,590	97,640
Limoneira Co.	6,491	104,960
Mission Produce, Inc.(x)*	11,048	203,062
Sanderson Farms, Inc.	8,460	1,592,172
Seneca Foods Corp., Class A*	2,277	109,797
Simply Good Foods Co. (The)*	38,431	1,325,485
Tattooed Chef, Inc.(x)*	14,235	262,351
Tootsie Roll Industries, Inc.(x)	8,216	250,013
TreeHouse Foods, Inc.*	22,406	893,551
Utz Brands, Inc.	25,448	435,924
Vital Farms, Inc.*	7,708	135,430
Whole Earth Brands, Inc.*	11,111	128,332

		11,554,300

Household Products (0.3%)
Central Garden & Pet Co.*	2,948	141,504
Central Garden & Pet Co., Class A*	18,799	808,357
Energizer Holdings, Inc.	29,367	1,146,781
Oil-Dri Corp. of America	2,431	85,085
WD-40 Co.	6,139	1,421,056

		3,602,783

Personal Products (0.5%)
Beauty Health Co. (The)(x)*	36,637	951,463
BellRing Brands, Inc., Class A*	18,067	555,560
Edgewell Personal Care Co.	25,137	912,473
elf Beauty, Inc.*	19,582	568,857
Honest Co., Inc. (The)(x)*	7,520	78,058
Inter Parfums, Inc.	8,157	609,899
Medifast, Inc.	5,466	1,052,970
Nature’s Sunshine Products, Inc.	3,775	55,304
Nu Skin Enterprises, Inc., Class A	21,471	868,931
Revlon, Inc., Class A(x)*	2,274	22,990
USANA Health Sciences, Inc.*	5,958	549,328
Veru, Inc.*	19,294	164,578

		6,390,411

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	45,602	134,982
Turning Point Brands, Inc.	4,431	211,580
Universal Corp.	11,238	543,133
Vector Group Ltd.	66,426	846,931

		1,736,626

Total Consumer Staples		40,034,086

Energy (4.1%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	57,305	472,766
Aspen Aerogels, Inc.*	6,552	301,458
Bristow Group, Inc.*	8,169	260,019
Cactus, Inc., Class A	23,324	879,781
ChampionX Corp.*	84,417	1,887,564
DMC Global, Inc.*	9,560	352,860
Dril-Quip, Inc.*	15,637	393,740
Frank’s International NV*	81,238	238,840
FTS International, Inc., Class A*	2,618	64,403
Helix Energy Solutions Group, Inc.(x)*	61,870	240,056
Helmerich & Payne, Inc.	45,429	1,245,209
Liberty Oilfield Services, Inc., Class A*	34,255	415,513
Nabors Industries Ltd.*	3,272	315,683
National Energy Services Reunited Corp.(x)*	15,799	197,803
Newpark Resources, Inc.*	38,594	127,360
NexTier Oilfield Solutions, Inc.*	78,212	359,775
Oceaneering International, Inc.*	42,398	564,741
Oil States International, Inc.*	18,467	118,004
Patterson-UTI Energy, Inc.	87,593	788,337
ProPetro Holding Corp.*	37,141	321,270
RPC, Inc.*	34,328	166,834
Select Energy Services, Inc., Class A*	32,202	167,128
Solaris Oilfield Infrastructure, Inc., Class A	9,602	80,081
TETRA Technologies, Inc.*	36,861	115,006
Tidewater, Inc.*	17,563	211,810
US Silica Holdings, Inc.*	32,159	256,950

		10,542,991

Oil, Gas & Consumable Fuels (3.3%)
Aemetis, Inc.(x)*	7,095	129,697
Alto Ingredients, Inc.(x)*	21,769	107,539
Altus Midstream Co.(x)	990	68,340
Antero Resources Corp.*	124,821	2,347,883
Arch Resources, Inc.*	6,528	605,472
Berry Corp.	30,663	221,080
Bonanza Creek Energy, Inc.	12,018	575,662
Brigham Minerals, Inc., Class A	19,937	381,993
California Resources Corp.*	35,184	1,442,544
Callon Petroleum Co.(x)*	17,288	848,495
Centennial Resource Development, Inc., Class A*	78,247	524,255
Centrus Energy Corp., Class A(x)*	2,784	107,629
Chesapeake Energy Corp.	41,632	2,564,115
Clean Energy Fuels Corp.(x)*	59,694	486,506
CNX Resources Corp.*	93,636	1,181,686
Comstock Resources, Inc.*	27,814	287,875
CONSOL Energy, Inc.*	10,328	268,735
Contango Oil & Gas Co.(x)*	53,700	245,409
CVR Energy, Inc.	16,474	274,457
Delek US Holdings, Inc.*	30,951	556,189
Denbury, Inc.*	21,199	1,489,230
DHT Holdings, Inc.	59,661	389,586
Dorian LPG Ltd.	13,743	170,551
Earthstone Energy, Inc., Class A*	7,448	68,522
Energy Fuels, Inc.(x)*	54,885	385,293
Equitrans Midstream Corp.	176,824	1,792,995
Extraction Oil & Gas, Inc.*	7,167	404,577
Falcon Minerals Corp.	12,122	56,973
Frontline Ltd.(x)*	49,384	462,728
Gevo, Inc.(x)*	84,424	560,575
Golar LNG Ltd.*	43,127	559,357
Green Plains, Inc.*	16,030	523,380
HighPeak Energy, Inc.	1,210	10,890
International Seaways, Inc.	16,421	299,191
Kosmos Energy Ltd.*	191,401	566,547
Laredo Petroleum, Inc.(x)*	5,535	448,722
Magnolia Oil & Gas Corp., Class A	56,709	1,008,853
Matador Resources Co.	47,922	1,822,953
Murphy Oil Corp.	63,345	1,581,725
Nordic American Tankers Ltd.(x)	73,227	187,461
Northern Oil and Gas, Inc.	21,395	457,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Oasis Petroleum, Inc.	8,747	$869,627
Ovintiv, Inc.	109,852	3,611,934
Par Pacific Holdings, Inc.*	22,773	357,992
PBF Energy, Inc., Class A*	45,503	590,174
PDC Energy, Inc.	43,393	2,056,394
Peabody Energy Corp.*	33,824	500,257
Penn Virginia Corp.*	4,856	129,510
Range Resources Corp.*	106,019	2,399,210
Renewable Energy Group, Inc.*	19,716	989,743
REX American Resources Corp.*	2,479	197,998
Riley Exploration Permian, Inc.(x)	700	16,436
Scorpio Tankers, Inc.	20,781	385,280
SFL Corp. Ltd.	43,953	368,326
SM Energy Co.	52,430	1,383,103
Southwestern Energy Co.*	284,534	1,576,318
Talos Energy, Inc.*	21,129	290,946
Teekay Corp.(x)*	20,539	75,173
Teekay Tankers Ltd., Class A(x)*	7,214	104,819
Tellurian, Inc.(x)*	137,165	536,315
Uranium Energy Corp.(x)*	96,696	294,923
Ur-Energy, Inc.(x)*	53,823	92,576
Vine Energy, Inc., Class A*	10,045	165,441
W&T Offshore, Inc.*	29,617	110,175
Whiting Petroleum Corp.*	17,029	994,664
World Fuel Services Corp.	28,484	957,632

		45,528,489

Total Energy		56,071,480

Financials (14.1%)
Banks (7.4%)
1st Source Corp.	5,500	259,820
Allegiance Bancshares, Inc.	6,733	256,864
Altabancorp	5,566	245,795
Amalgamated Financial Corp.	6,254	98,938
Amerant Bancorp, Inc.*	7,268	179,810
American National Bankshares, Inc.	3,971	131,202
Ameris Bancorp	28,869	1,497,724
Arrow Financial Corp.	5,307	182,349
Associated Banc-Corp.	64,109	1,373,215
Atlantic Capital Bancshares, Inc.*	6,320	167,417
Atlantic Union Bankshares Corp.	32,946	1,214,060
Banc of California, Inc.	13,650	252,388
BancFirst Corp.	6,300	378,756
Bancorp, Inc. (The)*	23,366	594,665
BancorpSouth Bank	45,348	1,350,463
Bank First Corp.(x)	2,366	167,678
Bank of Marin Bancorp	4,290	161,947
Bank of NT Butterfield & Son Ltd. (The)	25,341	899,859
BankUnited, Inc.	40,776	1,705,252
Banner Corp.	14,917	823,568
Bar Harbor Bankshares	5,505	154,415
Berkshire Hills Bancorp, Inc.	20,998	566,526
Blue Ridge Bankshares, Inc.(x)	4,793	84,309
Brookline Bancorp, Inc.	34,741	530,148
Bryn Mawr Bank Corp.	6,521	299,640
Business First Bancshares, Inc.	6,981	163,286
Byline Bancorp, Inc.	8,782	215,686
Cadence Bancorp	54,031	1,186,521
Cambridge Bancorp	2,555	224,840
Camden National Corp.	5,269	252,385
Capital Bancorp, Inc.	3,483	83,801
Capital City Bank Group, Inc.	5,224	129,242
Capstar Financial Holdings, Inc.	6,942	147,448
Carter Bankshares, Inc.*	9,327	132,630
Cathay General Bancorp	32,251	1,334,869
CBTX, Inc.	5,925	156,301
Central Pacific Financial Corp.	8,512	218,588
Century Bancorp, Inc., Class A	1,044	120,311
CIT Group, Inc.	42,749	2,220,811
Citizens & Northern Corp.	5,932	149,842
City Holding Co.	7,316	569,990
Civista Bancshares, Inc.	6,787	157,662
CNB Financial Corp.	6,528	158,892
Coastal Financial Corp.*	4,016	127,950
Columbia Banking System, Inc.	33,598	1,276,388
Community Bank System, Inc.	24,480	1,674,922
Community Trust Bancorp, Inc.	4,675	196,817
ConnectOne Bancorp, Inc.	14,814	444,568
CrossFirst Bankshares, Inc.*	15,763	204,919
Customers Bancorp, Inc.*	12,866	553,495
CVB Financial Corp.	60,612	1,234,666
Dime Community Bancshares, Inc.	15,930	520,274
Eagle Bancorp, Inc.	14,838	853,185
Eastern Bankshares, Inc.	77,340	1,570,002
Enterprise Bancorp, Inc.	3,756	135,028
Enterprise Financial Services Corp.	14,436	653,662
Equity Bancshares, Inc., Class A	5,002	166,967
Farmers National Banc Corp.	9,560	150,188
FB Financial Corp.	16,580	710,950
Fidelity D&D Bancorp, Inc.(x)	1,660	83,714
Financial Institutions, Inc.	5,547	170,016
First Bancorp (Nasdaq Stock Exchange)	11,906	512,077
First Bancorp (Quotrix Stock Exchange)	97,991	1,288,582
First Bancorp, Inc. (The)	4,610	134,335
First Bancshares, Inc. (The)	7,209	279,565
First Bank	6,479	91,289
First Busey Corp.	22,981	566,022
First Commonwealth Financial Corp.	42,053	573,182
First Community Bankshares, Inc.	5,889	186,799
First Financial Bancorp	46,193	1,081,378
First Financial Bankshares, Inc.	56,100	2,577,795
First Financial Corp.	4,628	194,607
First Foundation, Inc.	13,332	350,632
First Internet Bancorp	3,609	112,529
First Interstate BancSystem, Inc., Class A	19,560	787,486
First Merchants Corp.	20,744	867,929
First Mid Bancshares, Inc.	5,601	229,977
First Midwest Bancorp, Inc.	54,129	1,028,992
First of Long Island Corp. (The)	8,275	170,465
Five Star Bancorp	1,501	35,934
Flushing Financial Corp.	10,048	227,085
Fulton Financial Corp.	68,185	1,041,867
German American Bancorp, Inc.	10,756	415,504
Glacier Bancorp, Inc.	41,808	2,314,073
Great Southern Bancorp, Inc.	3,846	210,799
Great Western Bancorp, Inc.	24,846	813,458
Guaranty Bancshares, Inc.	2,957	106,008
Hancock Whitney Corp.	36,195	1,705,508
Hanmi Financial Corp.	8,945	179,437
HarborOne Bancorp, Inc.	15,636	219,529
HBT Financial, Inc.	5,224	81,233
Heartland Financial USA, Inc.	16,668	801,397
Heritage Commerce Corp.	18,809	218,749
Heritage Financial Corp.	13,602	346,851
Hilltop Holdings, Inc.	28,524	931,879
Home BancShares, Inc.	63,059	1,483,778
HomeTrust Bancshares, Inc.	5,379	150,504
Hope Bancorp, Inc.	57,793	834,531
Horizon Bancorp, Inc.	14,513	263,701
Howard Bancorp, Inc.*	4,766	96,654
Independent Bank Corp.	7,197	154,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Bank Corp./MA	15,347	$1,168,674
Independent Bank Group, Inc.	17,646	1,253,572
International Bancshares Corp.	25,599	1,065,942
Investors Bancorp, Inc.	97,407	1,471,820
Lakeland Bancorp, Inc.	15,907	280,440
Lakeland Financial Corp.	10,708	762,838
Live Oak Bancshares, Inc.	13,934	886,620
Macatawa Bank Corp.	10,440	83,833
Mercantile Bank Corp.	5,909	189,265
Metrocity Bankshares, Inc.	7,619	159,770
Metropolitan Bank Holding Corp.*	2,678	225,755
Mid Penn Bancorp, Inc.(x)	3,617	99,648
Midland States Bancorp, Inc.	7,108	175,781
MidWestOne Financial Group, Inc.	5,547	167,298
MVB Financial Corp.	3,418	146,393
National Bank Holdings Corp., Class A	11,147	451,231
NBT Bancorp, Inc.	19,884	718,210
Nicolet Bankshares, Inc.*	2,896	214,825
Northrim BanCorp, Inc.	2,301	97,816
OceanFirst Financial Corp.	27,075	579,676
OFG Bancorp	22,801	575,041
Old National Bancorp	77,343	1,310,964
Old Second Bancorp, Inc.	9,467	123,639
Origin Bancorp, Inc.	7,153	302,930
Orrstown Financial Services, Inc.	4,344	101,650
Pacific Premier Bancorp, Inc.	36,311	1,504,728
Park National Corp.	6,549	798,651
Peapack-Gladstone Financial Corp.	6,664	222,311
Peoples Bancorp, Inc.	9,187	290,401
Peoples Financial Services Corp.	2,928	133,429
Preferred Bank	4,533	302,260
Primis Financial Corp.	8,021	115,984
QCR Holdings, Inc.	5,033	258,898
RBB Bancorp	5,755	145,084
Red River Bancshares, Inc.	2,058	102,591
Reliant Bancorp, Inc.	4,896	154,665
Renasant Corp.	24,843	895,590
Republic Bancorp, Inc., Class A	3,564	180,517
Republic First Bancorp, Inc.*	23,017	70,892
S&T Bancorp, Inc.	18,315	539,743
Sandy Spring Bancorp, Inc.	22,160	1,015,371
Seacoast Banking Corp. of Florida	22,664	766,270
ServisFirst Bancshares, Inc.	22,834	1,776,485
Sierra Bancorp	5,397	131,039
Silvergate Capital Corp., Class A*	9,901	1,143,565
Simmons First National Corp., Class A	46,318	1,369,160
SmartFinancial, Inc.	5,192	134,213
South Plains Financial, Inc.	4,402	107,321
Southern First Bancshares, Inc.*	2,232	119,412
Southside Bancshares, Inc.	15,466	592,193
SouthState Corp.	30,755	2,296,476
Spirit of Texas Bancshares, Inc.	5,386	130,341
Stock Yards Bancorp, Inc.	8,556	501,809
Summit Financial Group, Inc.	4,284	105,001
Texas Capital Bancshares, Inc.*	23,831	1,430,337
Tompkins Financial Corp.	6,604	534,330
Towne Bank	32,925	1,024,297
TriCo Bancshares	12,670	549,878
TriState Capital Holdings, Inc.*	10,311	218,078
Triumph Bancorp, Inc.*	10,932	1,094,621
Trustmark Corp.	29,749	958,513
UMB Financial Corp.	19,626	1,898,030
United Bankshares, Inc.(x)	53,533	1,947,531
United Community Banks, Inc.	37,272	1,223,267
Univest Financial Corp.	9,777	267,792
Valley National Bancorp	171,060	2,276,809
Veritex Holdings, Inc.	22,416	882,294
Washington Trust Bancorp, Inc.	5,482	290,436
WesBanco, Inc.	27,010	920,501
West BanCorp, Inc.	5,976	179,459
Westamerica Bancorp	11,748	660,942

		100,469,482

Capital Markets (1.5%)
Artisan Partners Asset Management, Inc., Class A	25,983	1,271,088
AssetMark Financial Holdings, Inc.*	6,232	154,990
Associated Capital Group, Inc., Class A	1,438	53,796
B Riley Financial, Inc.	8,828	521,205
BGC Partners, Inc., Class A	151,517	789,404
Blucora, Inc.*	14,818	231,013
Brightsphere Investment Group, Inc.	27,628	721,920
Cohen & Steers, Inc.	11,568	969,051
Cowen, Inc., Class A	11,328	388,664
Diamond Hill Investment Group, Inc.	1,065	187,078
Donnelley Financial Solutions, Inc.*	9,063	313,761
Federated Hermes, Inc., Class B	41,151	1,337,407
Focus Financial Partners, Inc., Class A*	23,604	1,236,141
GAMCO Investors, Inc., Class A	3,045	80,327
GCM Grosvenor, Inc., Class A	9,785	112,723
Greenhill & Co., Inc.	4,575	66,886
Hamilton Lane, Inc., Class A	15,190	1,288,416
Houlihan Lokey, Inc.	21,817	2,009,346
Moelis & Co., Class A	26,948	1,667,273
Open Lending Corp., Class A*	44,899	1,619,507
Oppenheimer Holdings, Inc., Class A	2,800	126,812
Piper Sandler Cos	7,897	1,093,419
PJT Partners, Inc., Class A	11,914	942,516
Pzena Investment Management, Inc., Class A	7,876	77,500
Sculptor Capital Management, Inc.	7,834	218,490
StepStone Group, Inc., Class A	16,977	723,899
StoneX Group, Inc.*	7,475	492,602
Value Line, Inc.	1,688	57,831
Virtus Investment Partners, Inc.	3,302	1,024,677
WisdomTree Investments, Inc.	43,379	245,959

		20,023,701

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	1,858	98,585
Curo Group Holdings Corp.	6,514	112,888
Encore Capital Group, Inc.*	14,668	722,692
Enova International, Inc.*	15,848	547,548
EZCORP, Inc., Class A(x)*	19,289	146,018
FirstCash, Inc.	16,583	1,451,013
Green Dot Corp., Class A*	24,385	1,227,297
LendingClub Corp.*	41,666	1,176,648
LendingTree, Inc.*	5,050	706,142
Navient Corp.	71,019	1,401,205
Nelnet, Inc., Class A	7,529	596,598
Oportun Financial Corp.*	7,800	195,234
PRA Group, Inc.*	20,936	882,243
PROG Holdings, Inc.	29,322	1,231,817
Regional Management Corp.	3,053	177,624
World Acceptance Corp.(x)*	1,556	294,986

		10,968,538

Diversified Financial Services (0.1%)
Alerus Financial Corp.	5,702	170,376
A-Mark Precious Metals, Inc.	2,628	157,732
Banco Latinoamericano de Comercio Exterior SA, Class E	10,848	190,274
Cannae Holdings, Inc.*	38,234	1,189,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Marlin Business Services Corp.	3,444	$76,560

		1,784,402

Insurance (1.7%)
Ambac Financial Group, Inc.*	14,323	205,105
American Equity Investment Life Holding Co.	35,012	1,035,305
American National Group, Inc.	3,144	594,310
AMERISAFE, Inc.	8,161	458,322
Argo Group International Holdings Ltd.	14,237	743,456
Bright Health Group, Inc.(x)*	18,417	150,283
BRP Group, Inc., Class A*	18,908	629,447
Citizens, Inc.(x)*	20,443	126,951
CNO Financial Group, Inc.	52,847	1,244,018
Crawford & Co., Class A	8,594	77,088
Donegal Group, Inc., Class A	6,374	92,359
eHealth, Inc.*	7,481	302,981
Employers Holdings, Inc.	12,771	504,327
Enstar Group Ltd.*	5,521	1,295,944
Genworth Financial, Inc., Class A*	231,954	869,828
Goosehead Insurance, Inc., Class A	7,610	1,158,927
Greenlight Capital Re Ltd., Class A*	10,086	74,536
HCI Group, Inc.	1,744	193,183
Heritage Insurance Holdings, Inc.	10,159	69,183
Horace Mann Educators Corp.	19,399	771,886
Independence Holding Co.	2,314	114,751
Investors Title Co.	536	97,874
James River Group Holdings Ltd.	14,719	555,348
Kinsale Capital Group, Inc.	9,720	1,571,724
Maiden Holdings Ltd.*	19,960	63,074
MBIA, Inc.*	17,901	230,028
MetroMile, Inc.(x)*	11,024	39,135
National Western Life Group, Inc., Class A	890	187,425
NI Holdings, Inc.*	5,379	94,455
Palomar Holdings, Inc.*	10,403	840,874
ProAssurance Corp.	23,800	565,964
RLI Corp.	17,042	1,708,801
Safety Insurance Group, Inc.	6,789	538,028
Selective Insurance Group, Inc.	25,549	1,929,716
Selectquote, Inc.*	58,817	760,504
SiriusPoint Ltd.*	30,309	280,661
State Auto Financial Corp.	4,885	248,891
Stewart Information Services Corp.	11,792	745,962
Tiptree, Inc.	8,646	86,633
Trean Insurance Group, Inc.*	5,159	53,396
Trupanion, Inc.*	16,085	1,249,322
United Fire Group, Inc.	7,280	168,168
United Insurance Holdings Corp.	10,599	38,474
Universal Insurance Holdings, Inc.	9,827	128,144

		22,894,791

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	2,111	45,555
Apollo Commercial Real Estate Finance, Inc. (REIT)	64,529	956,965
Arbor Realty Trust, Inc. (REIT)	58,399	1,082,134
Ares Commercial Real Estate Corp. (REIT)	13,104	197,608
ARMOUR Residential REIT, Inc. (REIT)(x)	19,042	205,273
Blackstone Mortgage Trust, Inc. (REIT), Class A	64,631	1,959,612
BrightSpire Capital, Inc. (REIT)	28,874	271,127
Broadmark Realty Capital, Inc. (REIT)	60,753	599,025
Capstead Mortgage Corp. (REIT)	29,823	199,516
Chimera Investment Corp. (REIT)	101,628	1,509,176
Dynex Capital, Inc. (REIT)	10,126	174,977
Ellington Financial, Inc. (REIT)(x)	12,613	230,692
Granite Point Mortgage Trust, Inc. (REIT)	16,872	222,204
Great Ajax Corp. (REIT)	9,670	130,448
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,380	1,838,643
Invesco Mortgage Capital, Inc. (REIT)(x)	76,622	241,359
KKR Real Estate Finance Trust, Inc. (REIT)	9,973	210,430
Ladder Capital Corp. (REIT)	49,045	541,947
MFA Financial, Inc. (REIT)	210,400	961,528
New York Mortgage Trust, Inc. (REIT)	162,377	691,726
Orchid Island Capital, Inc. (REIT)(x)	28,402	138,886
PennyMac Mortgage Investment Trust (REIT)‡	46,167	909,028
Ready Capital Corp. (REIT)	19,604	282,886
Redwood Trust, Inc. (REIT)	51,006	657,467
TPG RE Finance Trust, Inc. (REIT)	18,395	227,730
Two Harbors Investment Corp. (REIT)(x)	141,217	895,316

		15,381,258

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	26,380	1,359,625
Blue Foundry Bancorp(x)*	6,850	94,462
Bridgewater Bancshares, Inc.*	8,567	150,008
Capitol Federal Financial, Inc.	60,431	694,352
Columbia Financial, Inc.*	14,293	264,420
Essent Group Ltd.	47,623	2,095,888
Federal Agricultural Mortgage Corp., Class C	2,929	317,855
Finance of America Cos., Inc., Class A(x)*	9,687	47,951
Flagstar Bancorp, Inc.	22,675	1,151,436
FS Bancorp, Inc.	2,942	101,823
Hingham Institution For Savings (The)	533	179,461
Home Bancorp, Inc.	2,756	106,602
Home Point Capital, Inc.(x)	1,741	7,173
HomeStreet, Inc.	6,333	260,603
Kearny Financial Corp.	22,767	282,994
Luther Burbank Corp.	8,359	112,094
Merchants Bancorp	3,525	139,132
Meridian Bancorp, Inc.	16,314	338,679
Meta Financial Group, Inc.	15,039	789,247
Mr Cooper Group, Inc.*	30,768	1,266,719
NMI Holdings, Inc., Class A*	38,640	873,650
Northfield Bancorp, Inc.	14,565	249,935
Northwest Bancshares, Inc.	51,702	686,603
Ocwen Financial Corp.*	2,398	67,456
PCSB Financial Corp.	6,261	115,453
PennyMac Financial Services, Inc.‡	14,429	882,045
Pioneer Bancorp, Inc.*	4,972	62,846
Premier Financial Corp.	16,475	524,564
Provident Bancorp, Inc.	7,020	112,460
Provident Financial Services, Inc.	32,097	753,317
Radian Group, Inc.	82,563	1,875,831
Southern Missouri Bancorp, Inc.	3,172	142,391
TrustCo Bank Corp.	6,352	203,073
Velocity Financial, Inc.(x)*	2,290	30,136
Walker & Dunlop, Inc.	13,651	1,549,389
Washington Federal, Inc.	29,817	1,023,021
Waterstone Financial, Inc.	8,174	167,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
WSFS Financial Corp.	21,880	$1,122,663

		20,202,842

Total Financials		191,725,014

Health Care (18.3%)
Biotechnology (8.7%)
4D Molecular Therapeutics, Inc.(x)*	5,944	160,310
89bio, Inc.(x)*	5,651	110,703
ACADIA Pharmaceuticals, Inc.*	51,749	859,551
Acumen Pharmaceuticals, Inc.(x)*	2,784	41,370
Adagio Therapeutics, Inc.(x)*	8,924	376,950
Adicet Bio, Inc.*	6,137	48,114
Adverum Biotechnologies, Inc.(x)*	37,625	81,646
Aeglea BioTherapeutics, Inc.*	13,359	106,204
Aerovate Therapeutics, Inc.(x)*	2,574	54,003
Affimed NV*	53,302	329,406
Agenus, Inc.*	85,369	448,187
Agios Pharmaceuticals, Inc.*	25,061	1,156,565
Akebia Therapeutics, Inc.*	50,007	144,020
Akero Therapeutics, Inc.(x)*	9,444	211,073
Akouos, Inc.(x)*	7,228	83,917
Albireo Pharma, Inc.*	8,563	267,166
Aldeyra Therapeutics, Inc.*	14,792	129,874
Alector, Inc.*	23,803	543,184
Aligos Therapeutics, Inc.*	5,664	87,849
Alkermes plc*	67,781	2,090,366
Allakos, Inc.*	14,684	1,554,595
Allogene Therapeutics, Inc.*	28,799	740,134
Allovir, Inc.(x)*	12,138	304,178
Alpine Immune Sciences, Inc.(x)*	3,317	35,392
Altimmune, Inc.*	12,564	142,099
ALX Oncology Holdings, Inc.(x)*	6,968	514,656
Amicus Therapeutics, Inc.*	123,603	1,180,409
AnaptysBio, Inc.*	5,972	161,961
Anavex Life Sciences Corp.(x)*	28,214	506,441
Anika Therapeutics, Inc.*	5,983	254,636
Annexon, Inc.*	9,514	177,056
Apellis Pharmaceuticals, Inc.*	29,484	971,793
Applied Molecular Transport, Inc.(x)*	10,365	268,143
Applied Therapeutics, Inc.*	7,178	119,155
AquaBounty Technologies, Inc.(x)*	15,810	64,347
Arbutus Biopharma Corp.(x)*	23,352	100,180
Arcturus Therapeutics Holdings, Inc.(x)*	9,862	471,206
Arcus Biosciences, Inc.*	20,282	707,233
Arcutis Biotherapeutics, Inc.*	11,855	283,216
Ardelyx, Inc.*	35,857	47,331
Arena Pharmaceuticals, Inc.*	27,184	1,618,807
Arrowhead Pharmaceuticals, Inc.*	43,247	2,699,910
Atara Biotherapeutics, Inc.*	35,162	629,400
Athenex, Inc.(x)*	33,420	100,594
Athersys, Inc.(x)*	60,989	81,115
Atossa Therapeutics, Inc.(x)*	35,775	116,627
Atreca, Inc., Class A(x)*	12,533	78,081
Avid Bioservices, Inc.*	26,480	571,174
Avidity Biosciences, Inc.*	11,270	277,580
Avita Medical, Inc.(x)*	7,251	128,488
Avrobio, Inc.*	14,904	83,164
Beam Therapeutics, Inc.*	20,501	1,783,792
Beyondspring, Inc.(x)*	10,696	168,569
BioAtla, Inc.*	7,183	211,468
BioCryst Pharmaceuticals, Inc.*	80,214	1,152,675
Biohaven Pharmaceutical Holding Co. Ltd.*	23,338	3,241,882
Biomea Fusion, Inc.(x)*	2,475	29,626
Bioxcel Therapeutics, Inc.(x)*	6,430	195,151
Black Diamond Therapeutics, Inc.(x)*	9,011	76,233
Bluebird Bio, Inc.*	29,232	558,624
Blueprint Medicines Corp.*	24,797	2,549,380
Bolt Biotherapeutics, Inc.(x)*	6,358	80,429
Bridgebio Pharma, Inc.(x)*	45,245	2,120,633
Brooklyn ImmunoTherapeutics, Inc.(x)*	7,247	67,397
C4 Therapeutics, Inc.(x)*	15,801	705,989
Cardiff Oncology, Inc.(x)*	10,823	72,081
CareDx, Inc.*	22,361	1,417,017
Caribou Biosciences, Inc.*	5,327	127,156
Catalyst Pharmaceuticals, Inc.*	46,471	246,296
Celcuity, Inc.(x)*	2,311	41,598
Celldex Therapeutics, Inc.*	18,531	1,000,489
CEL-SCI Corp.(x)*	16,053	176,422
Century Therapeutics, Inc.(x)*	2,852	71,756
Cerevel Therapeutics Holdings, Inc.*	15,218	448,931
ChemoCentryx, Inc.*	23,859	407,989
Chimerix, Inc.*	22,280	137,913
Chinook Therapeutics, Inc.*	13,103	167,194
Clene, Inc.(x)*	6,675	45,590
Clovis Oncology, Inc.(x)*	42,382	189,024
Codiak Biosciences, Inc.*	4,685	76,506
Cogent Biosciences, Inc.(x)*	11,100	93,351
Coherus Biosciences, Inc.(x)*	28,138	452,178
Cortexyme, Inc.(x)*	8,598	788,093
Crinetics Pharmaceuticals, Inc.*	14,489	304,993
Cue Biopharma, Inc.*	13,647	198,837
Cullinan Oncology, Inc.(x)*	10,453	235,924
Curis, Inc.*	26,403	206,736
Cytokinetics, Inc.(x)*	33,056	1,181,421
CytomX Therapeutics, Inc.*	31,296	159,297
Day One Biopharmaceuticals, Inc.(x)*	2,735	64,902
Deciphera Pharmaceuticals, Inc.*	18,284	621,290
Denali Therapeutics, Inc.*	38,466	1,940,610
DermTech, Inc.(x)*	10,229	328,453
Design Therapeutics, Inc.(x)*	5,922	86,994
Dicerna Pharmaceuticals, Inc.*	31,790	640,886
Dynavax Technologies Corp.(x)*	47,834	918,891
Dyne Therapeutics, Inc.(x)*	11,628	188,839
Eagle Pharmaceuticals, Inc.*	4,608	257,034
Editas Medicine, Inc.*	30,181	1,239,835
Eiger BioPharmaceuticals, Inc.*	13,084	87,401
Eliem Therapeutics, Inc.(x)*	1,957	35,187
Emergent BioSolutions, Inc.*	21,446	1,073,801
Enanta Pharmaceuticals, Inc.*	8,366	475,272
Epizyme, Inc.(x)*	34,352	175,882
Erasca, Inc.(x)*	5,610	119,044
Evelo Biosciences, Inc.(x)*	9,218	64,895
Fate Therapeutics, Inc.*	34,939	2,070,835
FibroGen, Inc.*	38,959	398,161
Finch Therapeutics Group, Inc.(x)*	2,084	27,092
Flexion Therapeutics, Inc.(x)*	21,351	130,241
Foghorn Therapeutics, Inc.(x)*	5,775	80,446
Forma Therapeutics Holdings, Inc.(x)*	12,449	288,692
Forte Biosciences, Inc.(x)*	3,384	10,017
Fortress Biotech, Inc.*	23,793	76,613
Frequency Therapeutics, Inc.(x)*	13,388	94,519
G1 Therapeutics, Inc.(x)*	12,022	161,335
Gemini Therapeutics, Inc.(x)*	6,426	25,961
Generation Bio Co.(x)*	18,960	475,327
Geron Corp.(x)*	120,202	164,677
Global Blood Therapeutics, Inc.*	25,872	659,219
Gossamer Bio, Inc.(x)*	27,114	340,823

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Graphite Bio, Inc.(x)*	4,131	$67,707
Greenwich Lifesciences, Inc.(x)*	1,198	46,806
Gritstone bio, Inc.(x)*	12,326	133,121
GT Biopharma, Inc.(x)*	7,147	48,171
Halozyme Therapeutics, Inc.*	60,937	2,478,917
Harpoon Therapeutics, Inc.(x)*	9,527	75,263
Heron Therapeutics, Inc.(x)*	42,404	453,299
Homology Medicines, Inc.*	19,331	152,135
Hookipa Pharma, Inc.*	6,088	35,858
Humanigen, Inc.(x)*	13,695	81,211
iBio, Inc.(x)*	65,732	69,676
Icosavax, Inc.(x)*	3,743	110,755
Ideaya Biosciences, Inc.*	8,518	217,124
IGM Biosciences, Inc.*	4,234	278,428
Imago Biosciences, Inc.(x)*	2,432	48,713
Immuneering Corp., Class A(x)*	1,908	50,657
Immunic, Inc.(x)*	4,634	41,011
ImmunityBio, Inc.(x)*	27,519	268,035
ImmunoGen, Inc.*	81,770	463,636
Immunovant, Inc.(x)*	29,422	255,677
Impel Neuropharma, Inc.(x)*	1,361	16,577
Infinity Pharmaceuticals, Inc.(x)*	26,185	89,553
Inhibrx, Inc.(x)*	11,438	381,000
Inovio Pharmaceuticals, Inc.(x)*	86,985	622,813
Inozyme Pharma, Inc.*	4,297	49,802
Insmed, Inc.(x)*	50,576	1,392,863
Instil Bio, Inc.(x)*	9,236	165,094
Intellia Therapeutics, Inc.*	29,242	3,922,814
Intercept Pharmaceuticals, Inc.(x)*	12,910	191,714
Invitae Corp.(x)*	85,209	2,422,492
Ironwood Pharmaceuticals, Inc.*	70,922	926,241
iTeos Therapeutics, Inc.*	6,281	169,587
IVERIC bio, Inc.*	42,803	695,121
Janux Therapeutics, Inc.*	3,391	73,347
Jounce Therapeutics, Inc.*	9,942	73,869
Kadmon Holdings, Inc.*	81,413	709,107
KalVista Pharmaceuticals, Inc.*	8,566	149,477
Karuna Therapeutics, Inc.*	9,382	1,147,700
Karyopharm Therapeutics, Inc.(x)*	33,773	196,559
Keros Therapeutics, Inc.*	7,467	295,395
Kezar Life Sciences, Inc.*	30,057	259,692
Kiniksa Pharmaceuticals Ltd., Class A(x)*	10,800	123,012
Kinnate Biopharma, Inc.(x)*	7,836	180,385
Kodiak Sciences, Inc.*	15,172	1,456,209
Kronos Bio, Inc.(x)*	15,612	327,228
Krystal Biotech, Inc.*	7,374	384,997
Kura Oncology, Inc.(x)*	28,063	525,620
Kymera Therapeutics, Inc.*	13,868	814,606
Lexicon Pharmaceuticals, Inc.*	20,488	98,547
Ligand Pharmaceuticals, Inc.*	7,288	1,015,364
Lineage Cell Therapeutics, Inc.(x)*	36,098	90,967
Lyell Immunopharma, Inc.(x)*	6,859	101,513
MacroGenics, Inc.*	26,059	545,675
Madrigal Pharmaceuticals, Inc.*	4,677	373,178
Magenta Therapeutics, Inc.*	16,698	121,561
MannKind Corp.(x)*	107,376	467,086
MaxCyte, Inc.(x)*	3,354	40,952
MEI Pharma, Inc.(x)*	51,601	142,419
MeiraGTx Holdings plc*	13,254	174,688
Mersana Therapeutics, Inc.*	21,047	198,473
MiMedx Group, Inc.(x)*	47,823	289,807
Mirum Pharmaceuticals, Inc.*	4,102	81,712
Molecular Templates, Inc.*	15,505	104,039
Monte Rosa Therapeutics, Inc.(x)*	3,144	70,048
Morphic Holding, Inc.*	8,933	505,965
Mustang Bio, Inc.*	21,152	56,899
Myriad Genetics, Inc.*	33,732	1,089,206
Neoleukin Therapeutics, Inc.*	15,277	110,453
NexImmune, Inc.(x)*	5,384	81,514
Nkarta, Inc.(x)*	6,862	190,832
Nurix Therapeutics, Inc.*	13,673	409,643
Nuvalent, Inc., Class A(x)*	2,987	67,357
Ocugen, Inc.(x)*	79,886	573,581
Olema Pharmaceuticals, Inc.(x)*	10,455	288,140
Omega Therapeutics, Inc.(x)*	2,226	41,960
Oncocyte Corp.*	21,988	78,277
Oncorus, Inc.(x)*	6,130	57,254
Oncternal Therapeutics, Inc.(x)*	13,327	55,574
OPKO Health, Inc.(x)*	178,904	653,000
Organogenesis Holdings, Inc.*	15,835	225,490
ORIC Pharmaceuticals, Inc.*	11,212	234,443
Outlook Therapeutics, Inc.(x)*	25,984	56,385
Oyster Point Pharma, Inc.*	6,167	73,079
Passage Bio, Inc.*	13,706	136,512
PDL BioPharma, Inc.(r)(x)*	24,135	41,621
PMV Pharmaceuticals, Inc.*	8,005	238,549
Portage Biotech, Inc.(x)*	1,012	20,564
Poseida Therapeutics, Inc.(x)*	9,169	66,842
Praxis Precision Medicines, Inc.*	9,574	177,023
Precigen, Inc.(x)*	54,818	273,542
Precision BioSciences, Inc.*	24,476	282,453
Prelude Therapeutics, Inc.(x)*	7,304	228,250
Prometheus Biosciences, Inc.*	3,356	79,571
Protagonist Therapeutics, Inc.*	17,446	309,143
Prothena Corp. plc*	15,727	1,120,234
PTC Therapeutics, Inc.*	31,392	1,168,096
Puma Biotechnology, Inc.*	15,393	107,905
Radius Health, Inc.*	20,656	256,341
RAPT Therapeutics, Inc.*	8,082	250,946
Recursion Pharmaceuticals, Inc., Class A(x)*	12,235	281,527
REGENXBIO, Inc.*	17,814	746,763
Relay Therapeutics, Inc.*	25,299	797,677
Reneo Pharmaceuticals, Inc.(x)*	1,695	12,628
Replimune Group, Inc.*	11,905	352,864
REVOLUTION Medicines, Inc.*	24,273	667,750
Rhythm Pharmaceuticals, Inc.*	17,469	228,145
Rigel Pharmaceuticals, Inc.*	52,859	191,878
Rocket Pharmaceuticals, Inc.*	16,568	495,218
Rubius Therapeutics, Inc.*	19,501	348,678
Sana Biotechnology, Inc.(x)*	36,447	820,786
Sangamo Therapeutics, Inc.*	52,379	471,935
Scholar Rock Holding Corp.*	11,870	391,947
Selecta Biosciences, Inc.*	43,990	182,998
Sensei Biotherapeutics, Inc.(x)*	6,073	63,888
Seres Therapeutics, Inc.(x)*	28,467	198,130
Sesen Bio, Inc.*	52,076	41,307
Shattuck Labs, Inc.(x)*	10,273	209,364
Sigilon Therapeutics, Inc.*	2,589	14,628
Silverback Therapeutics, Inc.(x)*	5,231	52,205
Solid Biosciences, Inc.*	18,026	43,082
Sorrento Therapeutics, Inc.(x)*	119,073	908,527
Spectrum Pharmaceuticals, Inc.*	65,478	142,742
Spero Therapeutics, Inc.(x)*	7,375	135,774
SpringWorks Therapeutics, Inc.*	12,423	788,115
Spruce Biosciences, Inc.(x)*	2,259	13,577
SQZ Biotechnologies Co.(x)*	6,846	98,719
Stoke Therapeutics, Inc.*	9,311	236,872
Summit Therapeutics, Inc.(x)*	6,392	32,024
Surface Oncology, Inc.*	9,984	75,579
Sutro Biopharma, Inc.*	13,232	249,952
Syndax Pharmaceuticals, Inc.*	18,633	356,077
Syros Pharmaceuticals, Inc.*	21,830	97,580

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Talaris Therapeutics, Inc.(x)*	2,605	$35,324
Taysha Gene Therapies, Inc.(x)*	6,724	125,201
TCR2 Therapeutics, Inc.*	11,685	99,439
Tenaya Therapeutics, Inc.(x)*	3,596	74,257
TG Therapeutics, Inc.*	55,452	1,845,443
Tonix Pharmaceuticals Holding Corp.(x)*	98,667	59,309
Travere Therapeutics, Inc.*	24,537	595,022
Trevena, Inc.(x)*	48,843	60,077
Trillium Therapeutics, Inc.*	40,362	708,757
Turning Point Therapeutics, Inc.*	19,504	1,295,651
Twist Bioscience Corp.*	20,542	2,197,378
UroGen Pharma Ltd.(x)*	8,469	142,449
Vanda Pharmaceuticals, Inc.*	23,418	401,385
Vaxart, Inc.(x)*	51,584	410,093
Vaxcyte, Inc.(x)*	17,605	446,639
VBI Vaccines, Inc.(x)*	91,358	284,123
Vera Therapeutics, Inc.(x)*	1,688	29,287
Veracyte, Inc.*	29,663	1,377,846
Verastem, Inc.*	74,561	229,648
Vericel Corp.(x)*	21,221	1,035,585
Verve Therapeutics, Inc.(x)*	6,519	306,393
Viking Therapeutics, Inc.(x)*	28,766	180,650
Vincerx Pharma, Inc.(x)*	3,953	63,920
Vir Biotechnology, Inc.*	25,992	1,131,172
Viracta Therapeutics, Inc.(x)*	10,823	86,800
VistaGen Therapeutics, Inc.(x)*	57,584	157,780
Vor BioPharma, Inc.(x)*	3,826	59,992
Werewolf Therapeutics, Inc.(x)*	2,187	37,529
XBiotech, Inc.(x)	8,831	114,361
Xencor, Inc.*	25,388	829,172
XOMA Corp.(x)*	1,795	44,426
Y-mAbs Therapeutics, Inc.*	14,983	427,615
Zentalis Pharmaceuticals, Inc.*	14,485	965,280
ZIOPHARM Oncology, Inc.(x)*	85,468	155,552

		119,255,611

Health Care Equipment & Supplies (3.3%)
Accelerate Diagnostics, Inc.(x)*	16,430	95,787
Accuray, Inc.*	39,623	156,511
Acutus Medical, Inc.(x)*	4,703	41,575
Alphatec Holdings, Inc.(x)*	28,355	345,647
AngioDynamics, Inc.*	16,107	417,816
Apyx Medical Corp.*	9,962	137,974
Asensus Surgical, Inc.(x)*	71,011	131,370
Aspira Women’s Health, Inc.(x)*	38,695	125,759
AtriCure, Inc.*	20,546	1,428,974
Atrion Corp.	645	449,887
Avanos Medical, Inc.*	22,653	706,774
Axogen, Inc.*	15,680	247,744
Axonics, Inc.*	18,728	1,219,006
BioLife Solutions, Inc.*	10,524	445,376
Bioventus, Inc., Class A(x)*	4,170	59,047
Butterfly Network, Inc.(x)*	76,187	795,392
Cardiovascular Systems, Inc.*	17,063	560,178
Cerus Corp.*	77,579	472,456
ClearPoint Neuro, Inc.(x)*	5,643	100,163
CONMED Corp.	12,455	1,629,488
CryoLife, Inc.*	17,305	385,728
CryoPort, Inc.(x)*	17,026	1,132,399
Cutera, Inc.*	5,414	252,292
CVRx, Inc.(x)*	2,440	40,358
CytoSorbents Corp.(x)*	22,152	179,874
DarioHealth Corp.(x)*	4,022	54,900
Eargo, Inc.*	9,388	63,181
Glaukos Corp.*	19,665	947,263
Haemonetics Corp.*	21,813	1,539,780
Heska Corp.*	4,119	1,064,926
Inari Medical, Inc.*	14,656	1,188,602
Inogen, Inc.*	8,365	360,448
Integer Holdings Corp.*	14,129	1,262,285
Intersect ENT, Inc.*	14,861	404,219
Invacare Corp.*	10,633	50,613
iRadimed Corp.*	5,014	168,420
iRhythm Technologies, Inc.*	13,371	783,006
Lantheus Holdings, Inc.*	31,524	809,536
LeMaitre Vascular, Inc.	7,064	375,028
LivaNova plc*	22,662	1,794,604
Meridian Bioscience, Inc.*	19,038	366,291
Merit Medical Systems, Inc.*	21,431	1,538,746
Mesa Laboratories, Inc.	2,268	685,752
Misonix, Inc.*	3,662	92,649
Natus Medical, Inc.*	15,033	377,028
Neogen Corp.*	45,725	1,985,837
Neuronetics, Inc.*	7,493	49,154
NeuroPace, Inc.(x)*	2,025	32,096
Nevro Corp.*	14,706	1,711,484
NuVasive, Inc.*	23,971	1,434,664
OraSure Technologies, Inc.*	22,074	249,657
Ortho Clinical Diagnostics Holdings plc*	44,253	817,795
Orthofix Medical, Inc.*	8,444	321,885
OrthoPediatrics Corp.*	5,370	351,789
Outset Medical, Inc.*	19,743	976,094
PAVmed, Inc.(x)*	21,909	187,103
Pulmonx Corp.(x)*	10,940	393,621
Pulse Biosciences, Inc.(x)*	7,301	157,702
Quotient Ltd.(x)*	32,993	77,204
Retractable Technologies, Inc.(x)*	5,169	57,014
SeaSpine Holdings Corp.*	14,958	235,289
Senseonics Holdings, Inc.(x)*	179,718	609,244
Shockwave Medical, Inc.*	14,619	3,009,760
SI-BONE, Inc.*	13,908	297,909
Sientra, Inc.(x)*	35,195	201,667
Sight Sciences, Inc.*	2,173	49,327
Silk Road Medical, Inc.*	15,546	855,496
Soliton, Inc.(x)*	3,096	63,035
STAAR Surgical Co.*	20,488	2,633,323
Stereotaxis, Inc.*	15,382	82,755
Surmodics, Inc.*	5,710	317,476
Tactile Systems Technology, Inc.*	8,258	367,068
Talis Biomedical Corp.(x)*	4,438	27,738
TransMedics Group, Inc.*	10,303	340,926
Treace Medical Concepts, Inc.*	6,460	173,774
Utah Medical Products, Inc.(x)	1,728	160,428
Vapotherm, Inc.*	10,348	230,450
Varex Imaging Corp.*	16,612	468,458
ViewRay, Inc.*	57,970	417,964
Wright Medical Group NV Escrow(r)*	21,143	—
Zynex, Inc.(x)*	5,925	67,486

		44,897,524

Health Care Providers & Services (2.8%)
1Life Healthcare, Inc.*	50,454	1,021,694
Accolade, Inc.*	21,790	918,884
AdaptHealth Corp.*	31,501	733,658
Addus HomeCare Corp.*	7,035	561,041
Agiliti, Inc.(x)*	12,034	229,127
Alignment Healthcare, Inc.*	11,266	180,031
AMN Healthcare Services, Inc.*	19,825	2,274,919
Apollo Medical Holdings, Inc.(x)*	15,666	1,426,389
Apria, Inc.*	3,961	147,151
Aveanna Healthcare Holdings, Inc.*	22,184	177,916
Biodesix, Inc.(x)*	3,534	29,049
Brookdale Senior Living, Inc.*	84,648	533,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Castle Biosciences, Inc.*	9,198	$611,667
Community Health Systems, Inc.*	49,751	582,087
CorVel Corp.*	3,938	733,334
Covetrus, Inc.*	48,040	871,446
Cross Country Healthcare, Inc.*	18,714	397,485
Ensign Group, Inc. (The)	23,121	1,731,532
Exagen, Inc.*	3,116	42,378
Fulgent Genetics, Inc.(x)*	8,791	790,750
Hanger, Inc.*	14,863	326,391
HealthEquity, Inc.*	34,853	2,257,080
InfuSystem Holdings, Inc.*	5,312	69,215
Innovage Holding Corp.*	9,018	59,609
Joint Corp. (The)*	5,879	576,260
LHC Group, Inc.*	13,474	2,114,205
LifeStance Health Group, Inc.(x)*	12,338	178,901
Magellan Health, Inc.*	10,593	1,001,568
MEDNAX, Inc.*	32,792	932,277
ModivCare, Inc.*	5,591	1,015,437
National HealthCare Corp.	5,573	389,999
National Research Corp.	6,681	281,738
Ontrak, Inc.(x)*	2,729	27,399
Option Care Health, Inc.*	60,992	1,479,666
Owens & Minor, Inc.	33,010	1,032,883
Patterson Cos., Inc.	40,078	1,207,951
Pennant Group, Inc. (The)*	11,725	329,355
PetIQ, Inc.(x)*	11,263	281,237
Privia Health Group, Inc.*	8,806	207,469
Progyny, Inc.*	26,526	1,485,456
R1 RCM, Inc.*	50,351	1,108,226
RadNet, Inc.*	18,163	532,358
Select Medical Holdings Corp.	46,545	1,683,533
Sharps Compliance Corp.*	4,491	37,141
SOC Telemed, Inc.(x)*	12,186	27,540
Surgery Partners, Inc.*	13,083	553,934
Tenet Healthcare Corp.*	45,520	3,024,349
Tivity Health, Inc.*	18,093	417,225
Triple-S Management Corp., Class B*	11,150	394,376
US Physical Therapy, Inc.	5,763	637,388
Viemed Healthcare, Inc.(x)*	16,820	93,351

		37,757,337

Health Care Technology (1.2%)
Allscripts Healthcare Solutions, Inc.*	57,661	770,928
American Well Corp., Class A*	78,393	714,160
Castlight Health, Inc., Class B*	34,494	54,156
Computer Programs and Systems, Inc.*	6,547	232,157
Evolent Health, Inc., Class A*	33,222	1,029,882
Forian, Inc.(x)*	5,260	54,283
Health Catalyst, Inc.*	19,788	989,598
HealthStream, Inc.*	11,078	316,609
iCAD, Inc.*	9,353	100,545
Inovalon Holdings, Inc., Class A*	33,755	1,359,989
Inspire Medical Systems, Inc.*	11,745	2,735,176
Multiplan Corp.(x)*	94,942	534,523
NantHealth, Inc.*	7,572	12,191
NextGen Healthcare, Inc.*	23,833	336,045
Omnicell, Inc.*	18,314	2,718,347
OptimizeRx Corp.*	6,649	568,822
Phreesia, Inc.*	20,531	1,266,763
Schrodinger, Inc.*	19,612	1,072,384
Simulations Plus, Inc.	5,851	231,114
Tabula Rasa HealthCare, Inc.(x)*	9,766	255,967
Vocera Communications, Inc.*	15,331	701,546

		16,055,185

Life Sciences Tools & Services (0.8%)
Absci Corp.*	3,138	36,495
Akoya Biosciences, Inc.(x)*	2,161	30,168
Alpha Teknova, Inc.(x)*	1,799	44,777
Berkeley Lights, Inc.*	20,709	405,068
Bionano Genomics, Inc.(x)*	121,620	668,910
ChromaDex Corp.(x)*	14,330	89,849
Codexis, Inc.*	24,535	570,684
Cytek Biosciences, Inc.*	3,899	83,478
Fluidigm Corp.(x)*	39,460	260,041
Harvard Bioscience, Inc.*	11,572	80,772
Inotiv, Inc.*	3,856	112,749
Medpace Holdings, Inc.*	12,211	2,311,298
NanoString Technologies, Inc.*	20,156	967,689
NeoGenomics, Inc.*	48,428	2,336,167
Pacific Biosciences of California, Inc.*	84,316	2,154,274
Personalis, Inc.*	14,483	278,653
Quanterix Corp.*	12,733	633,976
Rapid Micro Biosystems, Inc., Class A*	2,229	41,170
Seer, Inc.(x)*	16,396	566,154
Singular Genomics Systems, Inc.(x)*	2,999	33,559

		11,705,931

Pharmaceuticals (1.5%)
9 Meters Biopharma, Inc.(x)*	63,369	82,380
Aclaris Therapeutics, Inc.(x)*	21,015	378,270
Aerie Pharmaceuticals, Inc.*	17,671	201,449
Amneal Pharmaceuticals, Inc.*	51,834	276,794
Amphastar Pharmaceuticals, Inc.*	15,445	293,610
Ampio Pharmaceuticals, Inc.(x)*	56,735	94,180
Angion Biomedica Corp.(x)*	5,756	56,236
ANI Pharmaceuticals, Inc.*	6,183	202,926
Antares Pharma, Inc.*	73,186	266,397
Arvinas, Inc.*	18,382	1,510,633
Atea Pharmaceuticals, Inc.(x)*	27,894	977,964
Athira Pharma, Inc.(x)*	9,815	92,065
Avalo Therapeutics, Inc.*	16,534	36,044
Axsome Therapeutics, Inc.(x)*	12,740	419,910
BioDelivery Sciences International, Inc.*	44,102	159,208
Cara Therapeutics, Inc.*	19,539	301,878
Cassava Sciences, Inc.(x)*	16,404	1,018,360
Citius Pharmaceuticals, Inc.(x)*	34,581	70,199
Collegium Pharmaceutical, Inc.*	16,887	333,349
Corcept Therapeutics, Inc.*	44,642	878,555
CorMedix, Inc.(x)*	11,577	53,833
Cymabay Therapeutics, Inc.(x)*	34,493	125,900
Cyteir Therapeutics, Inc.(x)*	2,321	40,734
Durect Corp.*	66,326	84,897
Edgewise Therapeutics, Inc.(x)*	6,102	101,293
Endo International plc*	70,787	229,350
Esperion Therapeutics, Inc.(x)*	11,759	141,696
Evolus, Inc.(x)*	9,855	75,095
EyePoint Pharmaceuticals, Inc.(x)*	6,121	63,781
Fulcrum Therapeutics, Inc.(x)*	12,930	364,755
Harmony Biosciences Holdings, Inc.*	9,179	351,831
Ikena Oncology, Inc.(x)*	2,594	32,736
Innoviva, Inc.*	19,279	322,152
Intra-Cellular Therapies, Inc.*	30,733	1,145,726
Kala Pharmaceuticals, Inc.(x)*	23,831	62,437
Kaleido Biosciences, Inc.(x)*	5,719	31,226
KemPharm, Inc.(x)*	8,670	80,891
Landos Biopharma, Inc.(x)*	2,419	35,317
Marinus Pharmaceuticals, Inc.(x)*	15,370	174,911
Mind Medicine MindMed, Inc.(x)*	139,046	323,977
NGM Biopharmaceuticals, Inc.*	10,936	229,875
Nuvation Bio, Inc.(x)*	31,554	313,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ocular Therapeutix, Inc.*	33,498	$334,980
Omeros Corp.(x)*	26,498	365,407
Oramed Pharmaceuticals, Inc.(x)*	8,047	176,873
Pacira BioSciences, Inc.*	20,245	1,133,720
Paratek Pharmaceuticals, Inc.(x)*	14,323	69,610
Phathom Pharmaceuticals, Inc.*	8,132	261,037
Phibro Animal Health Corp., Class A	8,818	189,940
Pliant Therapeutics, Inc.(x)*	8,557	144,442
Prestige Consumer Healthcare, Inc.*	23,872	1,339,458
Provention Bio, Inc.(x)*	23,825	152,480
Rain Therapeutics, Inc.(x)*	2,202	32,942
Reata Pharmaceuticals, Inc., Class A*	11,887	1,195,951
Relmada Therapeutics, Inc.*	6,897	180,770
Revance Therapeutics, Inc.(x)*	30,106	838,753
Seelos Therapeutics, Inc.(x)*	22,918	55,232
SIGA Technologies, Inc.*	25,048	185,105
Supernus Pharmaceuticals, Inc.*	23,314	621,784
Tarsus Pharmaceuticals, Inc.(x)*	2,560	55,168
Terns Pharmaceuticals, Inc.(x)*	2,920	30,426
TherapeuticsMD, Inc.(x)*	110,223	81,719
Theravance Biopharma, Inc.(x)*	21,397	158,338
Verrica Pharmaceuticals, Inc.(x)*	8,315	103,938
WaVe Life Sciences Ltd.*	16,264	79,694
Zogenix, Inc.*	26,526	402,930

		20,227,164

Total Health Care		249,898,752

Industrials (13.1%)
Aerospace & Defense (0.6%)
AAR Corp.*	14,593	473,251
Aerojet Rocketdyne Holdings, Inc.	32,311	1,407,144
AeroVironment, Inc.*	10,195	880,032
AerSale Corp.(x)*	2,401	40,817
Astronics Corp.*	7,056	99,207
Byrna Technologies, Inc.(x)*	5,328	116,470
Ducommun, Inc.*	3,488	175,621
Kaman Corp.	10,709	381,990
Kratos Defense & Security Solutions, Inc.*	56,875	1,268,881
Maxar Technologies, Inc.	31,889	903,097
Moog, Inc., Class A	14,202	1,082,618
National Presto Industries, Inc.	1,690	138,715
PAE, Inc.*	21,310	127,434
Park Aerospace Corp.	5,706	78,058
Parsons Corp.*	11,373	383,953
Triumph Group, Inc.*	24,844	462,844
Vectrus, Inc.*	3,582	180,103

		8,200,235

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	27,204	702,135
Atlas Air Worldwide Holdings, Inc.*	12,269	1,002,132
Echo Global Logistics, Inc.*	11,359	541,938
Forward Air Corp.	12,110	1,005,372
Hub Group, Inc., Class A*	15,156	1,041,975
Radiant Logistics, Inc.*	12,443	79,511

		4,373,063

Airlines (0.3%)
Allegiant Travel Co.*	6,493	1,269,252
Frontier Group Holdings, Inc.(x)*	17,904	282,704
Hawaiian Holdings, Inc.*	15,504	335,817
Mesa Air Group, Inc.*	10,597	81,173
SkyWest, Inc.*	22,610	1,115,577
Spirit Airlines, Inc.*	44,366	1,150,854
Sun Country Airlines Holdings, Inc.*	8,581	287,807

		4,523,184

Building Products (1.0%)
AAON, Inc.	19,188	1,253,744
American Woodmark Corp.*	7,689	502,630
Apogee Enterprises, Inc.	10,498	396,404
Caesarstone Ltd.	7,425	92,218
Cornerstone Building Brands, Inc.*	24,050	351,371
CSW Industrials, Inc.	6,317	806,681
Gibraltar Industries, Inc.*	15,448	1,075,953
Griffon Corp.	21,037	517,510
Insteel Industries, Inc.	5,858	222,897
JELD-WEN Holding, Inc.*	36,596	915,998
Masonite International Corp.*	9,939	1,054,826
PGT Innovations, Inc.*	29,464	562,762
Quanex Building Products Corp.	10,239	219,217
Resideo Technologies, Inc.*	63,111	1,564,522
Simpson Manufacturing Co., Inc.	18,730	2,003,548
UFP Industries, Inc.	25,572	1,738,385
View, Inc.(x)*	25,645	138,996

		13,417,662

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	29,952	1,348,139
ACCO Brands Corp.	28,951	248,689
Brady Corp., Class A	22,529	1,142,220
BrightView Holdings, Inc.*	13,209	194,965
Brink’s Co. (The)	20,775	1,315,057
Casella Waste Systems, Inc., Class A*	21,687	1,646,911
CECO Environmental Corp.*	12,142	85,480
Cimpress plc*	7,728	671,022
CompX International, Inc.	901	18,723
CoreCivic, Inc. (REIT)*	53,519	476,319
Covanta Holding Corp.	54,684	1,100,242
Deluxe Corp.	19,485	699,317
Ennis, Inc.	8,047	151,686
Harsco Corp.*	34,337	582,012
Healthcare Services Group, Inc.	34,665	866,278
Heritage-Crystal Clean, Inc.*	5,330	154,463
Herman Miller, Inc.	34,909	1,314,673
HNI Corp.	19,047	699,406
Interface, Inc.	17,947	271,897
KAR Auction Services, Inc.*	55,105	903,171
Kimball International, Inc., Class B	11,300	126,560
Matthews International Corp., Class A	12,508	433,902
Montrose Environmental Group, Inc.*	9,768	603,076
NL Industries, Inc.	5,556	32,003
Pitney Bowes, Inc.	76,479	551,414
RR Donnelley & Sons Co.*	21,198	108,958
SP Plus Corp.*	7,168	219,843
Steelcase, Inc., Class A	38,184	484,173
Team, Inc.*	8,827	26,569
Tetra Tech, Inc.	22,828	3,409,134
UniFirst Corp.	6,792	1,444,115
US Ecology, Inc.*	14,857	480,624
Viad Corp.*	6,270	284,721
VSE Corp.	3,394	163,489

		22,259,251

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	13,405	783,254
API Group Corp.(m)*	82,461	1,678,081
Arcosa, Inc.	23,058	1,156,820
Argan, Inc.	4,580	200,009
Comfort Systems USA, Inc.	16,314	1,163,515
Concrete Pumping Holdings, Inc.(x)*	9,780	83,521
Construction Partners, Inc., Class A*	8,639	288,283
Dycom Industries, Inc.*	13,254	944,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EMCOR Group, Inc.	23,060	$2,660,663
Fluor Corp.(x)*	66,694	1,065,103
Granite Construction, Inc.	20,701	818,725
Great Lakes Dredge & Dock Corp.*	19,901	300,306
IES Holdings, Inc.*	2,632	120,256
Infrastructure and Energy Alternatives, Inc.*	6,196	70,820
INNOVATE Corp.*	13,992	57,367
Matrix Service Co.*	8,765	91,682
MYR Group, Inc.*	7,366	732,917
Northwest Pipe Co.*	3,333	78,992
NV5 Global, Inc.*	5,487	540,854
Primoris Services Corp.	23,265	569,760
Sterling Construction Co., Inc.*	8,563	194,123
Tutor Perini Corp.*	12,670	164,457
WillScot Mobile Mini Holdings Corp.*	88,564	2,809,250

		16,572,973

Electrical Equipment (0.9%)
Advent Technologies Holdings, Inc.(x)*	4,939	42,969
Allied Motion Technologies, Inc.	3,526	110,293
American Superconductor Corp.*	8,353	121,787
Array Technologies, Inc.*	55,141	1,021,211
Atkore, Inc.*	20,102	1,747,266
AZZ, Inc.	12,011	638,985
Babcock & Wilcox Enterprises, Inc.*	16,611	106,477
Beam Global(x)*	2,642	72,312
Blink Charging Co.(x)*	15,743	450,407
Bloom Energy Corp., Class A(x)*	60,268	1,128,217
Encore Wire Corp.	8,931	846,927
EnerSys	17,397	1,295,033
Eos Energy Enterprises, Inc.(x)*	11,378	159,633
FTC Solar, Inc.(x)*	5,531	43,086
FuelCell Energy, Inc.(x)*	142,178	951,171
GrafTech International Ltd.	80,463	830,378
Powell Industries, Inc.	2,992	73,513
Preformed Line Products Co.	1,103	71,739
Romeo Power, Inc.(x)*	33,822	167,419
Stem, Inc.(x)*	22,063	527,085
Thermon Group Holdings, Inc.*	10,144	175,593
TPI Composites, Inc.*	15,111	509,996
Vicor Corp.*	9,424	1,264,324

		12,355,821

Industrial Conglomerates (0.1%)
Raven Industries, Inc.*	16,468	948,722

Machinery (3.6%)
AgEagle Aerial Systems, Inc.(x)*	20,297	61,094
Alamo Group, Inc.	4,282	597,467
Albany International Corp., Class A	14,597	1,122,071
Altra Industrial Motion Corp.	27,438	1,518,693
Astec Industries, Inc.	9,723	523,195
Barnes Group, Inc.	22,530	940,177
Blue Bird Corp.*	4,967	103,612
Chart Industries, Inc.*	15,910	3,040,560
CIRCOR International, Inc.*	5,648	186,440
Columbus McKinnon Corp.	12,172	588,516
Commercial Vehicle Group, Inc.*	9,565	90,485
Desktop Metal, Inc., Class A(x)*	54,062	387,625
Douglas Dynamics, Inc.	9,745	353,744
Energy Recovery, Inc.*	12,733	242,309
Enerpac Tool Group Corp.	26,242	543,997
EnPro Industries, Inc.	9,378	817,011
ESCO Technologies, Inc.	11,887	915,299
Evoqua Water Technologies Corp.*	47,815	1,795,931
ExOne Co. (The)(x)*	5,180	121,108
Federal Signal Corp.	27,188	1,050,001
Franklin Electric Co., Inc.	18,721	1,494,872
Gorman-Rupp Co. (The)	6,466	231,547
Greenbrier Cos., Inc. (The)	14,194	610,200
Helios Technologies, Inc.	14,555	1,195,111
Hillenbrand, Inc.	28,924	1,233,609
Hydrofarm Holdings Group, Inc.(x)*	16,165	611,845
Hyliion Holdings Corp.(x)*	35,749	300,292
Hyster-Yale Materials Handling, Inc.	3,084	155,002
Ideanomics, Inc.(x)*	176,385	347,478
John Bean Technologies Corp.	13,435	1,888,289
Kadant, Inc.	5,040	1,028,664
Kennametal, Inc.	36,801	1,259,698
Lindsay Corp.	4,822	731,931
Luxfer Holdings plc	8,839	173,510
Lydall, Inc.*	7,557	469,214
Manitowoc Co., Inc. (The)*	10,470	224,267
Mayville Engineering Co., Inc.*	2,682	50,422
Meritor, Inc.*	29,601	630,797
Miller Industries, Inc.	3,346	113,898
Mueller Industries, Inc.	25,335	1,041,269
Mueller Water Products, Inc., Class A	68,882	1,048,384
Nikola Corp.(x)*	92,320	985,054
NN, Inc.*	12,843	67,426
Omega Flex, Inc.	975	139,123
Park-Ohio Holdings Corp.	2,884	73,600
Proto Labs, Inc.*	12,734	848,084
RBC Bearings, Inc.*	11,620	2,465,764
REV Group, Inc.	8,751	150,167
Rexnord Corp.	52,095	3,349,188
Shyft Group, Inc. (The)	16,050	610,061
SPX Corp.*	19,154	1,023,781
SPX FLOW, Inc.	17,345	1,267,920
Standex International Corp.	5,123	506,716
Tennant Co.	8,393	620,662
Terex Corp.	31,996	1,347,032
Titan International, Inc.*	15,129	108,324
TriMas Corp.*	20,667	668,784
Trinity Industries, Inc.	32,424	880,960
Wabash National Corp.	15,887	240,370
Watts Water Technologies, Inc., Class A	11,825	1,987,664
Welbilt, Inc.*	58,118	1,350,662

		48,530,976

Marine (0.2%)
Costamare, Inc.	16,291	252,348
Eagle Bulk Shipping, Inc.(x)*	2,579	130,033
Genco Shipping & Trading Ltd.	9,755	196,368
Matson, Inc.	18,426	1,487,162
Safe Bulkers, Inc.*	17,016	87,973

		2,153,884

Professional Services (1.5%)
Acacia Research Corp.*	14,960	101,578
ASGN, Inc.*	22,562	2,552,665
Atlas Technical Consultants, Inc.(x)*	3,832	38,971
Barrett Business Services, Inc.	2,339	178,372
CBIZ, Inc.*	23,956	774,737
CRA International, Inc.	2,214	219,939
Exponent, Inc.	22,082	2,498,578
First Advantage Corp.*	8,510	162,116
Forrester Research, Inc.*	3,676	181,080
Franklin Covey Co.*	3,846	156,878
GP Strategies Corp.*	4,190	86,733
Heidrick & Struggles International, Inc.	6,083	271,484
HireQuest, Inc.(x)	1,280	24,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Huron Consulting Group, Inc.*	10,103	$525,356
ICF International, Inc.	8,130	725,928
Insperity, Inc.	15,309	1,695,319
KBR, Inc.	61,964	2,441,382
Kelly Services, Inc., Class A	10,489	198,032
Kforce, Inc.	8,875	529,305
Korn Ferry	23,561	1,704,874
ManTech International Corp., Class A	12,856	976,028
Mistras Group, Inc.*	5,977	60,726
Resources Connection, Inc.	9,835	155,196
TriNet Group, Inc.*	17,027	1,610,414
TrueBlue, Inc.*	10,785	292,058
Upwork, Inc.*	50,962	2,294,819
Willdan Group, Inc.*	3,450	122,785

		20,580,095

Road & Rail (0.6%)
ArcBest Corp.	11,654	952,948
Avis Budget Group, Inc.*	20,437	2,381,115
Covenant Logistics Group, Inc., Class A*	3,857	106,646
Daseke, Inc.*	13,151	121,121
Heartland Express, Inc.	14,487	232,082
HyreCar, Inc.*	5,302	45,067
Marten Transport Ltd.	22,837	358,312
PAM Transportation Services, Inc.*	1,472	66,210
Saia, Inc.*	11,497	2,736,631
Universal Logistics Holdings, Inc.	2,577	51,746
US Xpress Enterprises, Inc., Class A*	8,522	73,545
Werner Enterprises, Inc.	28,634	1,267,627
Yellow Corp.*	14,984	84,660

		8,477,710

Trading Companies & Distributors (1.2%)
Alta Equipment Group, Inc.*	6,299	86,485
Applied Industrial Technologies, Inc.	16,765	1,511,029
Beacon Roofing Supply, Inc.*	24,315	1,161,284
BlueLinx Holdings, Inc.(x)*	2,694	131,683
Boise Cascade Co.	18,561	1,001,923
CAI International, Inc.	4,980	278,432
Custom Truck One Source, Inc.(x)*	12,559	117,175
DXP Enterprises, Inc.*	5,220	154,355
EVI Industries, Inc.(x)*	2,588	70,394
GATX Corp.	14,464	1,295,396
Global Industrial Co.	3,777	143,111
GMS, Inc.*	19,875	870,525
H&E Equipment Services, Inc.	14,515	503,816
Herc Holdings, Inc.*	10,740	1,755,560
Karat Packaging, Inc.(x)*	1,102	23,175
Lawson Products, Inc.*	1,841	92,068
McGrath RentCorp	10,962	788,716
MRC Global, Inc.*	24,838	182,311
NOW, Inc.*	49,186	376,273
Rush Enterprises, Inc., Class A	18,932	854,969
Rush Enterprises, Inc., Class B	2,388	109,299
Textainer Group Holdings Ltd.*	19,572	683,259
Titan Machinery, Inc.*	5,992	155,253
Transcat, Inc.*	2,190	141,211
Triton International Ltd.	28,586	1,487,615
Veritiv Corp.*	6,010	538,256
WESCO International, Inc.*	18,775	2,165,133
Willis Lease Finance Corp.*	1,092	40,611

		16,719,317

Total Industrials		179,112,893

Information Technology (12.9%)
Communications Equipment (0.6%)
ADTRAN, Inc.	20,926	392,572
Aviat Networks, Inc.*	2,333	76,662
CalAmp Corp.*	11,066	110,107
Calix, Inc.*	25,052	1,238,320
Cambium Networks Corp.*	2,726	98,654
Casa Systems, Inc.*	9,821	66,586
Clearfield, Inc.*	4,329	191,125
Comtech Telecommunications Corp.	8,029	205,623
Digi International, Inc.*	10,241	215,266
DZS, Inc.*	5,068	62,134
EchoStar Corp., Class A*	17,632	449,792
EMCORE Corp.*	10,913	81,629
Extreme Networks, Inc.*	54,960	541,356
Harmonic, Inc.*	27,821	243,434
Infinera Corp.*	76,326	635,032
Inseego Corp.(x)*	25,491	169,770
KVH Industries, Inc.*	4,941	47,582
NETGEAR, Inc.*	11,733	374,400
NetScout Systems, Inc.*	32,165	866,847
Plantronics, Inc.*	17,305	444,912
Ribbon Communications, Inc.*	21,498	128,558
Viavi Solutions, Inc.*	97,672	1,537,357

		8,177,718

Electronic Equipment, Instruments & Components (2.0%)
908 Devices, Inc.(x)*	3,572	116,161
Advanced Energy Industries, Inc.	16,349	1,434,625
Aeva Technologies, Inc.(x)*	21,700	172,298
Akoustis Technologies, Inc.(x)*	13,248	128,506
Arlo Technologies, Inc.*	25,204	161,558
Badger Meter, Inc.	13,606	1,376,111
Belden, Inc.	20,101	1,171,084
Benchmark Electronics, Inc.	14,987	400,303
CTS Corp.	14,200	438,922
Daktronics, Inc.*	10,869	59,019
ePlus, Inc.*	6,274	643,775
Fabrinet*	16,404	1,681,574
FARO Technologies, Inc.*	8,390	552,146
Identiv, Inc.(x)*	6,106	115,037
II-VI, Inc.*	45,827	2,720,291
Insight Enterprises, Inc.*	14,099	1,270,038
Iteris, Inc.*	16,028	84,628
Itron, Inc.*	19,931	1,507,382
Kimball Electronics, Inc.*	7,434	191,574
Knowles Corp.*	39,199	734,589
Luna Innovations, Inc.*	9,418	89,471
Methode Electronics, Inc.	16,445	691,512
MicroVision, Inc.(x)*	68,489	756,803
Napco Security Technologies, Inc.*	4,236	182,487
nLight, Inc.*	17,853	503,276
Novanta, Inc.*	15,053	2,325,688
OSI Systems, Inc.*	8,030	761,244
Ouster, Inc.(x)*	8,819	64,555
PAR Technology Corp.(x)*	9,743	599,292
PC Connection, Inc.	3,467	152,652
Plexus Corp.*	11,082	990,842
Rogers Corp.*	8,409	1,568,110
Sanmina Corp.*	27,761	1,069,909
ScanSource, Inc.*	8,467	294,567
TTM Technologies, Inc.*	47,768	600,444
Velodyne Lidar, Inc.(x)*	21,534	127,481
Vishay Intertechnology,Inc.	60,495	1,215,345
Vishay Precision Group, Inc.* .	4,698	163,349

		27,116,648

IT Services (1.4%)
BigCommerce Holdings, Inc.*	20,361	1,031,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Brightcove, Inc.*	12,056	$139,126
Cantaloupe, Inc.(x)*	17,573	189,437
Cass Information Systems, Inc.	4,943	206,865
Conduent, Inc.*	74,716	492,378
CSG Systems International, Inc.	15,442	744,304
DigitalOcean Holdings, Inc.(x)*	21,044	1,633,646
Evertec, Inc.	28,670	1,310,792
Evo Payments, Inc., Class A*	21,034	498,085
ExlService Holdings, Inc.*	14,741	1,814,912
Flywire Corp.(x)*	3,750	164,400
GreenBox POS(x)*	5,194	43,058
GreenSky, Inc., Class A*	21,750	243,165
Grid Dynamics Holdings, Inc.*	17,444	509,714
Hackett Group, Inc. (The)	9,181	180,131
I3 Verticals, Inc., Class A*	6,227	150,756
IBEX Holdings Ltd.*	1,805	30,685
International Money Express, Inc.*	9,780	163,326
Limelight Networks, Inc.(x)*	39,514	94,043
LiveRamp Holdings, Inc.*	30,243	1,428,377
MAXIMUS, Inc.	26,999	2,246,317
MoneyGram International, Inc.*	23,773	190,660
Paya Holdings, Inc., Class A(x)*	24,762	269,163
Perficient, Inc.*	14,291	1,653,469
Priority Technology Holdings, Inc.(x)*	2,281	15,237
Rackspace Technology, Inc.(x)*	23,283	331,084
Repay Holdings Corp.*	34,860	802,826
StarTek, Inc.*	6,149	33,881
TTEC Holdings, Inc.	8,176	764,701
Tucows, Inc., Class A(x)*	3,030	239,219
Unisys Corp.*	30,291	761,516
Verra Mobility Corp.*	63,217	952,680

		19,329,034

Semiconductors & Semiconductor Equipment (2.7%)
Alpha & Omega Semiconductor Ltd.*	6,508	204,156
Ambarella, Inc.*	14,703	2,289,845
Amkor Technology, Inc.	44,830	1,118,509
Atomera, Inc.(x)*	6,171	142,488
Axcelis Technologies, Inc.*	14,158	665,851
AXT, Inc.*	12,358	102,942
CEVA, Inc.*	9,754	416,203
CMC Materials, Inc.	12,453	1,534,583
Cohu, Inc.*	19,371	618,710
Diodes, Inc.*	18,259	1,654,083
DSP Group, Inc.*	8,832	193,509
FormFactor, Inc.*	36,450	1,360,678
Ichor Holdings Ltd.*	11,688	480,260
Impinj, Inc.*	8,198	468,352
Kopin Corp.*	23,507	120,591
Kulicke & Soffa Industries, Inc.	26,408	1,539,058
Lattice Semiconductor Corp.*	58,725	3,796,571
MACOM Technology Solutions Holdings, Inc.*	21,590	1,400,543
MaxLinear, Inc.*	30,849	1,519,313
Meta Materials, Inc.(x)*	90,862	525,182
NeoPhotonics Corp.*	15,374	133,908
NVE Corp.	1,546	98,898
Onto Innovation, Inc.*	21,607	1,561,106
PDF Solutions, Inc.*	10,899	251,113
Photronics, Inc.*	18,430	251,201
Power Integrations, Inc.	26,276	2,601,061
Rambus, Inc.*	49,076	1,089,487
Semtech Corp.*	28,496	2,221,833
Silicon Laboratories, Inc.*	18,823	2,638,232
SiTime Corp.*	5,530	1,129,060
SkyWater Technology, Inc.(x)*	2,329	63,349
SMART Global Holdings, Inc.*	4,377	194,776
SunPower Corp.(x)*	34,539	783,345
Synaptics, Inc.*	14,970	2,690,558
Ultra Clean Holdings, Inc.*	20,185	859,881
Veeco Instruments, Inc.*	21,243	471,807

		37,191,042

Software (5.9%)
8x8, Inc.*	50,511	1,181,452
A10 Networks, Inc.*	18,629	251,119
ACI Worldwide, Inc.*	49,835	1,531,430
Agilysys, Inc.*	8,279	433,488
Alarm.com Holdings, Inc.*	19,950	1,559,891
Alkami Technology, Inc.*	3,585	88,478
Altair Engineering, Inc., Class A*	20,634	1,422,508
American Software, Inc., Class A	9,574	227,383
Appfolio, Inc., Class A*	8,313	1,000,885
Appian Corp.(x)*	16,899	1,563,326
Asana, Inc., Class A*	31,556	3,276,775
Avaya Holdings Corp.*	37,080	733,813
Benefitfocus, Inc.*	7,939	88,123
Blackbaud, Inc.*	21,409	1,506,123
Blackline, Inc.*	23,245	2,744,305
Bottomline Technologies DE, Inc.*	20,144	791,256
Box, Inc., Class A*	65,344	1,546,692
BTRS Holdings, Inc.(x)*	18,793	199,958
Cerence, Inc.*	15,963	1,534,204
ChannelAdvisor Corp.*	9,988	251,997
Cleanspark, Inc.(x)*	9,948	115,297
Cloudera, Inc.*	98,372	1,571,001
CommVault Systems, Inc.*	19,965	1,503,564
Cornerstone OnDemand, Inc.*	28,138	1,611,182
Couchbase, Inc.*	2,791	86,828
CS Disco, Inc.*	2,271	108,872
Digimarc Corp.(x)*	3,876	133,489
Digital Turbine, Inc.*	39,246	2,698,162
Domo, Inc., Class B*	11,336	957,212
E2open Parent Holdings, Inc.(x)*	68,649	775,734
Ebix, Inc.	8,154	219,587
eGain Corp.*	6,456	65,851
Envestnet, Inc.*	23,129	1,855,871
EverCommerce, Inc.(x)*	4,687	77,289
GTY Technology Holdings, Inc.*	10,754	80,870
Instructure Holdings, Inc.(x)*	3,093	69,871
Intapp, Inc.(x)*	2,657	68,444
Intelligent Systems Corp.(x)*	3,061	124,307
InterDigital, Inc.	14,268	967,656
j2 Global, Inc.*	18,987	2,594,004
JFrog Ltd.(x)*	22,242	745,107
Kaltura, Inc.(x)*	4,006	41,222
LivePerson, Inc.*	27,676	1,631,500
Marathon Digital Holdings, Inc.(x)*	41,282	1,303,686
MeridianLink, Inc.(x)*	3,105	69,428
MicroStrategy, Inc., Class A(x)*	3,332	1,927,229
Mimecast Ltd.*	27,561	1,752,880
Mitek Systems, Inc.*	12,928	239,168
Model N, Inc.*	15,471	518,278
Momentive Global, Inc.*	58,841	1,153,284
ON24, Inc.*	7,261	144,784
OneSpan, Inc.*	11,008	206,730
PagerDuty, Inc.*	34,836	1,442,907
Ping Identity Holding Corp.*	21,167	520,073
Progress Software Corp.	20,333	1,000,180
PROS Holdings, Inc.*	18,877	669,756
Q2 Holdings, Inc.*	23,406	1,875,757
QAD, Inc., Class A	5,145	449,622
Qualys, Inc.*	14,263	1,587,329
Rapid7, Inc.*	24,514	2,770,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Rekor Systems, Inc.(x)*	9,429	$108,339
Rimini Street, Inc.*	13,186	127,245
Riot Blockchain, Inc.(x)*	36,474	937,382
Sailpoint Technologies Holdings, Inc.*	39,454	1,691,788
Sapiens International Corp. NV	9,291	267,395
SecureWorks Corp., Class A*	4,723	93,893
ShotSpotter, Inc.*	2,532	92,089
Smith Micro Software, Inc.*	13,632	65,979
Sprout Social, Inc., Class A*	19,097	2,328,879
SPS Commerce, Inc.*	15,361	2,477,883
Sumo Logic, Inc.*	35,221	567,763
Telos Corp.*	16,627	472,539
Tenable Holdings, Inc.*	37,755	1,742,016
Upland Software, Inc.*	11,932	399,006
Varonis Systems, Inc.*	44,976	2,736,790
Verint Systems, Inc.*	28,976	1,297,835
Veritone, Inc.*	8,691	207,628
Viant Technology, Inc., Class A*	3,262	39,862
VirnetX Holding Corp.(x)*	19,794	77,592
Vonage Holdings Corp.*	99,420	1,602,650
Workiva, Inc.*	18,158	2,559,552
Xperi Holding Corp.	49,362	929,980
Yext, Inc.*	50,101	602,715
Zix Corp.*	16,702	118,083
Zuora, Inc., Class A*	48,252	800,018

		80,012,690

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	53,399	1,472,210
Avid Technology, Inc.*	15,639	452,280
Corsair Gaming, Inc.(x)*	8,220	213,144
Diebold Nixdorf, Inc.*	21,697	219,357
Eastman Kodak Co.(x)*	13,621	92,759
Quantum Corp.*	16,828	87,169
Super Micro Computer, Inc.*	20,577	752,501
Turtle Beach Corp.*	4,661	129,669

		3,419,089

Total Information Technology		175,246,221

Materials (3.4%)
Chemicals (1.7%)
AdvanSix, Inc.*	8,383	333,224
American Vanguard Corp.	9,050	136,203
Amyris, Inc.(x)*	72,297	992,638
Avient Corp.	38,512	1,785,031
Balchem Corp.	13,880	2,013,572
Cabot Corp.	23,906	1,198,169
Chase Corp.	2,787	284,692
Danimer Scientific, Inc.(x)*	29,659	484,628
Ecovyst, Inc.	15,481	180,508
Ferro Corp.*	35,621	724,531
FutureFuel Corp.	8,408	59,949
GCP Applied Technologies, Inc.*	24,471	536,404
Hawkins, Inc.	5,992	209,001
HB Fuller Co.	21,980	1,419,029
Ingevity Corp.*	17,315	1,235,772
Innospec, Inc.	11,374	957,918
Intrepid Potash, Inc.*	3,164	97,768
Koppers Holdings, Inc.*	6,320	197,563
Kraton Corp.*	13,966	637,408
Kronos Worldwide, Inc.	6,982	86,647
Livent Corp.*	68,921	1,592,764
Marrone Bio Innovations, Inc.*	29,221	26,328
Minerals Technologies, Inc.	15,853	1,107,174
Orion Engineered Carbons SA*	26,941	491,134
PureCycle Technologies, Inc.(x)*	10,018	133,039
Quaker Chemical Corp.	6,141	1,459,839
Rayonier Advanced Materials, Inc.*	18,960	142,200
Sensient Technologies Corp.	17,109	1,558,288
Stepan Co.	10,147	1,146,002
Tredegar Corp.	8,034	97,854
Trinseo SA	17,525	946,000
Tronox Holdings plc, Class A	50,093	1,234,792
Valhi, Inc.	518	12,085
Zymergen, Inc.(x)*	5,572	73,383

		23,591,537

Construction Materials (0.2%)
Forterra, Inc.*	9,044	213,077
Summit Materials, Inc., Class A*	51,228	1,637,759
United States Lime & Minerals, Inc.	792	95,673

		1,946,509

Containers & Packaging (0.2%)
Greif, Inc., Class A	11,275	728,365
Greif, Inc., Class B	2,054	133,099
Myers Industries, Inc.	12,316	241,024
O-I Glass, Inc.*	74,147	1,058,078
Pactiv Evergreen, Inc.	17,998	225,335
Ranpak Holdings Corp.*	15,241	408,763
UFP Technologies, Inc.*	2,169	133,589

		2,928,253

Metals & Mining (1.1%)
Allegheny Technologies, Inc.*	59,084	982,567
Arconic Corp.*	48,809	1,539,436
Carpenter Technology Corp.	21,078	690,094
Century Aluminum Co.*	15,828	212,887
Coeur Mining, Inc.*	112,765	695,760
Commercial Metals Co.	49,950	1,521,477
Compass Minerals International, Inc.	15,613	1,005,477
Constellium SE*	52,885	993,180
Gatos Silver, Inc.*	13,747	159,878
Haynes International, Inc.	3,795	141,364
Hecla Mining Co.	230,205	1,266,127
Kaiser Aluminum Corp.	7,283	793,556
Materion Corp.	9,738	668,416
MP Materials Corp.(x)*	31,472	1,014,343
Novagold Resources, Inc.*	109,144	750,911
Olympic Steel, Inc.	3,634	88,524
Perpetua Resources Corp.*	7,859	39,138
PolyMet Mining Corp.(x)*	7,814	23,833
Ryerson Holding Corp.	7,794	173,572
Schnitzer Steel Industries, Inc., Class A	11,546	505,830
SunCoke Energy, Inc.	25,612	160,843
TimkenSteel Corp.*	13,829	180,883
Warrior Met Coal, Inc.	22,148	515,384
Worthington Industries, Inc.	15,379	810,473

		14,933,953

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	5,035	192,992
Domtar Corp.*	21,588	1,177,410
Glatfelter Corp.	18,042	254,392
Neenah, Inc.	5,208	242,745
Schweitzer-Mauduit International, Inc.	14,847	514,597
Verso Corp., Class A	9,271	192,373

		2,574,509

Total Materials		45,974,761

Real Estate (6.3%)
Equity Real Estate Investment Trusts (REITs) (5.6%)
Acadia Realty Trust (REIT)	36,856	752,231
Agree Realty Corp. (REIT)	29,242	1,936,698
Alexander & Baldwin, Inc. (REIT)	28,872	676,760
Alexander’s, Inc. (REIT)	731	190,513
American Assets Trust, Inc. (REIT)	21,919	820,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
American Finance Trust, Inc. (REIT)	42,532	$341,957
Apartment Investment and Management Co. (REIT), Class A	47,572	325,868
Apple Hospitality REIT, Inc. (REIT)	90,981	1,431,131
Armada Hoffler Properties, Inc. (REIT)	19,013	254,204
Ashford Hospitality Trust, Inc. (REIT)*	3,376	49,695
Braemar Hotels & Resorts, Inc. (REIT)*	13,584	65,882
Brandywine Realty Trust (REIT)	73,421	985,310
Broadstone Net Lease, Inc. (REIT)	64,496	1,600,146
BRT Apartments Corp. (REIT)	4,306	83,020
CareTrust REIT, Inc. (REIT)	44,845	911,250
CatchMark Timber Trust, Inc. (REIT), Class A	16,070	190,751
Centerspace (REIT)	5,832	551,124
Chatham Lodging Trust (REIT)*	15,437	189,103
City Office REIT, Inc. (REIT)	13,993	249,915
Clipper Realty, Inc. (REIT)	7,024	56,894
Columbia Property Trust, Inc. (REIT)	52,108	991,094
Community Healthcare Trust, Inc. (REIT)	11,110	502,061
CorePoint Lodging, Inc. (REIT)*	12,155	188,403
Corporate Office Properties Trust (REIT)	48,889	1,319,025
CTO Realty Growth, Inc. (REIT)	1,941	104,348
DiamondRock Hospitality Co. (REIT)*	97,467	921,063
DigitalBridge Group, Inc. (REIT)(x)*	207,519	1,251,340
Diversified Healthcare Trust (REIT)	85,535	289,964
Easterly Government Properties, Inc. (REIT)	34,765	718,245
EastGroup Properties, Inc. (REIT)	17,268	2,877,367
Empire State Realty Trust, Inc. (REIT), Class A	61,913	620,987
Equity Commonwealth (REIT)	49,098	1,275,566
Essential Properties Realty Trust, Inc. (REIT)	50,007	1,396,195
Farmland Partners, Inc. (REIT)	8,252	98,942
Four Corners Property Trust, Inc. (REIT)	34,460	925,596
Franklin Street Properties Corp. (REIT)	32,858	152,461
GEO Group, Inc. (The) (REIT)(x)	36,371	271,691
Getty Realty Corp. (REIT)	15,493	454,100
Gladstone Commercial Corp. (REIT)	11,523	242,329
Gladstone Land Corp. (REIT)	7,873	179,268
Global Medical REIT, Inc. (REIT)	17,939	263,703
Global Net Lease, Inc. (REIT)	43,902	703,310
Healthcare Realty Trust, Inc. (REIT)	61,998	1,846,300
Hersha Hospitality Trust (REIT)*	9,563	89,223
Independence Realty Trust, Inc. (REIT)	44,730	910,256
Indus Realty Trust, Inc. (REIT)	1,320	92,532
Industrial Logistics Properties Trust (REIT)	27,277	693,109
Innovative Industrial Properties, Inc. (REIT)	10,504	2,428,210
iStar, Inc. (REIT)(x)	31,013	777,806
Kite Realty Group Trust (REIT)	37,798	769,567
Lexington Realty Trust (REIT)(x)	124,677	1,589,632
LTC Properties, Inc. (REIT)(x)	14,877	471,452
Macerich Co. (The) (REIT)	87,035	1,454,355
Mack-Cali Realty Corp. (REIT)*	39,934	683,670
Monmouth Real Estate Investment Corp. (REIT)	41,401	772,129
National Health Investors, Inc. (REIT)	18,842	1,008,047
National Storage Affiliates Trust (REIT)	33,963	1,792,907
NETSTREIT Corp. (REIT)	14,468	342,168
NexPoint Residential Trust, Inc. (REIT)	9,755	603,639
Office Properties Income Trust (REIT)	22,476	569,317
One Liberty Properties, Inc. (REIT)	5,368	163,670
Outfront Media, Inc. (REIT)	61,179	1,541,711
Paramount Group, Inc. (REIT)	80,873	727,048
Pebblebrook Hotel Trust (REIT)	56,074	1,256,618
Phillips Edison & Co., Inc. (REIT)	4,388	134,755
Physicians Realty Trust (REIT)	91,082	1,604,865
Piedmont Office Realty Trust, Inc. (REIT), Class A	52,719	918,892
Plymouth Industrial REIT, Inc. (REIT)	9,278	211,075
Postal Realty Trust, Inc. (REIT), Class A	3,798	70,795
PotlatchDeltic Corp. (REIT)	29,539	1,523,622
Preferred Apartment Communities, Inc. (REIT), Class A	15,326	187,437
PS Business Parks, Inc. (REIT)	9,193	1,440,911
Retail Opportunity Investments Corp. (REIT)	51,272	893,158
Retail Properties of America, Inc. (REIT), Class A	96,833	1,247,209
Retail Value, Inc. (REIT)	5,316	139,970
RLJ Lodging Trust (REIT)	79,456	1,180,716
RPT Realty (REIT)	27,793	354,639
Ryman Hospitality Properties, Inc. (REIT)*	23,857	1,996,831
Sabra Health Care REIT, Inc. (REIT)	100,330	1,476,858
Safehold, Inc. (REIT)	8,302	596,831
Saul Centers, Inc. (REIT)	3,729	164,300
Seritage Growth Properties (REIT), Class A(x)*	11,528	170,960
Service Properties Trust (REIT)	77,542	869,246
SITE Centers Corp. (REIT)	78,465	1,211,500
STAG Industrial, Inc. (REIT)	70,628	2,772,149
Summit Hotel Properties, Inc. (REIT)*	35,337	340,295
Sunstone Hotel Investors, Inc. (REIT)*	104,113	1,243,109
Tanger Factory Outlet Centers, Inc. (REIT)(x)	44,478	724,991
Terreno Realty Corp. (REIT)	30,114	1,904,108
UMH Properties, Inc. (REIT)	12,760	292,204
Uniti Group, Inc. (REIT)(x)	87,747	1,085,430
Universal Health Realty Income Trust (REIT)	3,981	220,030
Urban Edge Properties (REIT)	52,609	963,271
Urstadt Biddle Properties, Inc. (REIT), Class A	9,410	178,131
Washington REIT (REIT)	39,125	968,344
Whitestone REIT (REIT)	12,712	124,323
Xenia Hotels & Resorts, Inc. (REIT)*	52,099	924,236

		76,128,276

Real Estate Management & Development (0.7%)
Cushman & Wakefield plc(x)*	56,810	1,057,234
eXp World Holdings, Inc.(x)	26,799	1,065,796
Fathom Holdings, Inc.(x)*	1,608	42,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Forestar Group, Inc.*	5,074	$94,529
FRP Holdings, Inc.*	2,171	121,402
Kennedy-Wilson Holdings, Inc.	54,537	1,140,914
Marcus & Millichap, Inc.*	7,354	298,719
Newmark Group, Inc., Class A	68,524	980,578
Rafael Holdings, Inc., Class B(x)*	2,986	91,760
RE/MAX Holdings, Inc., Class A	5,842	182,037
Realogy Holdings Corp.*	51,186	897,802
Redfin Corp.(x)*	45,004	2,254,700
RMR Group, Inc. (The), Class A	4,891	163,604
St Joe Co. (The)	15,597	656,634
Tejon Ranch Co.*	6,514	115,689

		9,164,332

Total Real Estate		85,292,608

Utilities (2.2%)
Electric Utilities (0.5%)
ALLETE, Inc.	21,404	1,273,966
MGE Energy, Inc.	14,054	1,032,969
Otter Tail Corp.	16,770	938,617
PNM Resources, Inc.	37,612	1,861,042
Portland General Electric Co.	39,357	1,849,385
Via Renewables, Inc.	4,091	41,687

		6,997,666

Gas Utilities (0.7%)
Brookfield Infrastructure Corp., Class A(x)	22,454	1,344,545
Chesapeake Utilities Corp.	7,564	908,058
New Jersey Resources Corp.	41,451	1,442,909
Northwest Natural Holding Co.	13,994	643,584
ONE Gas, Inc.	22,664	1,436,218
South Jersey Industries, Inc.	46,188	981,957
Southwest Gas Holdings, Inc.	24,869	1,663,239
Spire, Inc.	20,292	1,241,465

		9,661,975

Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	10,843	305,773
Clearway Energy, Inc., Class C	36,726	1,111,696
Ormat Technologies, Inc.	19,081	1,270,985
Sunnova Energy International, Inc.*	37,194	1,225,170

		3,913,624

Multi-Utilities (0.3%)
Avista Corp.	31,744	1,241,825
Black Hills Corp.	27,004	1,694,771
NorthWestern Corp.	22,031	1,262,377
Unitil Corp.	4,555	194,863

		4,393,836

Water Utilities (0.4%)
American States Water Co.	15,446	1,320,942
Artesian Resources Corp., Class A	2,600	99,242
Cadiz, Inc.(x)*	6,244	43,958
California Water Service Group	22,927	1,351,088
Global Water Resources, Inc.	4,268	79,897
Middlesex Water Co.	7,828	804,562
Pure Cycle Corp.*	6,190	82,389
SJW Group	12,903	852,372
York Water Co. (The)	4,081	178,258

		4,812,708

Total Utilities		29,779,809

Total Common Stocks (90.8%) (Cost $812,281,913)		1,237,614,671

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
4.000%, 6/15/23(e)	$7,000	6,965

Total Financials		6,965

Total Long-Term Debt Securities (0.0%) (Cost $7,880)		6,965

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	13,800	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	3,900	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	19,200	6,624
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	10,200	6,732
Contra Aduro Biotech I, CVR(r)*	10,401	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	369	—

		13,356

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR(r)*	9,200	3,726
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		3,726

Total Health Care		17,082

Total Rights (0.0%) (Cost $44,311)		17,082

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.5%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	69,565,474	69,600,256

Total Investment Companies		74,600,256

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.8%)
Cantor Fitzgerald & Co., 0.06%, dated 9/30/21, due 10/5/21, repurchase price $7,000,053, collateralized by various U.S. Government Agency Securities, ranging from 0.484%-6.000%, maturing 9/25/29-7/20/71; total market value $7,140,000.(xx)	$7,000,000	7,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $5,100,021, collateralized by various Corporate Bonds, 1.750%,maturing 1/14/27, Foreign Government Agency Securities,ranging from 0.125%-2.000%,maturing 2/12/22-7/20/28, U.S. Government Treasury Securities,ranging from 0.000%-5.250%,maturing 2/15/29-2/15/41; total market value $5,202,000.(xx)	$5,100,000	$5,100,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $15,639,841, collateralized by various U.S. Government Treasury Securities, 0.875%,maturing 6/30/26; total market value $15,952,625.(xx)	15,639,828	15,639,828
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $4,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $4,081,666.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $7,769,908, collateralized by various Common Stocks, U.S. Government Treasury Securities,ranging from 0.095%-2.000%,maturing 7/31/22-2/15/50; total market value $8,628,948.(xx)	7,769,500	7,769,500
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $10,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.000%, maturing 10/7/21-2/15/51; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $700,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $714,036.(xx)	700,000	700,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $1,400,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $1,428,042.(xx)	1,400,000	1,400,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $400,002, collateralized by various Common Stocks; total market value $444,459.(xx)	400,000	400,000

Total Repurchase Agreements		52,009,328

Total Short-Term Investments (9.3%) (Cost $126,590,684)		126,609,584

Total Investments in Securities (100.1%) (Cost $938,924,788)		1,364,248,302
Other Assets Less Liabilities (-0.1%)		(1,675,171)

Net Assets (100%)		$1,362,573,131

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $2,260,989 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $84,233,736. This was collateralized by $29,403,986 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 10/5/21 - 2/15/51 and by cash of $57,009,328 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	30,087	626,028	—	(108,050)	724	73,711	592,413	29,828	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	9,929	1,023,278	—	(354,373)	114,948	(176,893)	606,960	7,764	—

Total		1,649,306	—	(462,423)	115,672	(103,182)	1,199,373	37,592	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,139	12/2021	USD	125,335,560	(1,921,028)

					(1,921,028)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$42,401,435	$—	$—		$42,401,435
Consumer Discretionary	141,978,761	98,851	—		142,077,612
Consumer Staples	40,034,086	—	—		40,034,086
Energy	56,071,480	—	—		56,071,480
Financials	191,725,014	—	—		191,725,014
Health Care	249,857,131	—	41,621		249,898,752
Industrials	179,112,893	—	—		179,112,893
Information Technology	175,246,221	—	—		175,246,221
Materials	45,974,761	—	—		45,974,761
Real Estate	85,292,608	—	—		85,292,608
Utilities	29,779,809	—	—		29,779,809
Corporate Bond
Financials	—	6,965	—		6,965
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	17,082		17,082
Short-Term Investments
Investment Companies	74,600,256	—	—		74,600,256
Repurchase Agreements	—	52,009,328	—		52,009,328

Total Assets	$1,312,074,455	$52,115,144	$58,703		$1,364,248,302

Liabilities:
Futures	$(1,921,028)	$—	$—		$(1,921,028)

Total Liabilities	$(1,921,028)	$—	$—		$(1,921,028)

Total	$1,310,153,427	$52,115,144	$58,703		$1,362,327,274

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$511,606,157
Aggregate gross unrealized depreciation	(96,669,069)

Net unrealized appreciation	$414,937,088

Federal income tax cost of investments in securities and derivative instruments, if applicable	$947,390,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
Afterpay Ltd.*	18,738	$1,621,046
AGL Energy Ltd.	53,069	219,641
Ampol Ltd.	21,525	431,956
APA Group	101,448	636,922
Aristocrat Leisure Ltd.	49,631	1,661,370
ASX Ltd.	16,504	964,107
Aurizon Holdings Ltd.	158,356	431,299
AusNet Services Ltd.	145,025	265,233
Australia & New Zealand Banking Group Ltd.	243,215	4,906,859
BHP Group Ltd.	252,544	6,787,708
BHP Group plc	180,701	4,503,663
BlueScope Steel Ltd.	42,256	613,032
Brambles Ltd.	124,537	968,641
Cochlear Ltd.	5,636	890,162
Coles Group Ltd.	116,036	1,416,095
Commonwealth Bank of Australia	152,091	11,333,748
Computershare Ltd.	45,307	592,929
Crown Resorts Ltd.*	28,874	199,710
CSL Ltd.	39,017	8,227,801
Dexus (REIT)	91,921	711,231
Domino’s Pizza Enterprises Ltd.	5,337	615,325
Endeavour Group Ltd.	111,517	559,982
Evolution Mining Ltd.	143,521	363,699
Fortescue Metals Group Ltd.	145,817	1,537,720
Glencore plc*	858,923	4,056,320
Goodman Group (REIT)	143,556	2,228,478
GPT Group (The) (REIT)	160,092	583,218
Insurance Australia Group Ltd.	215,478	759,359
Lendlease Corp. Ltd.	59,972	465,515
Macquarie Group Ltd.	29,686	3,894,883
Magellan Financial Group Ltd.	11,905	303,419
Medibank Pvt Ltd.	224,607	580,732
Mirvac Group (REIT)	329,537	706,966
National Australia Bank Ltd.	282,164	5,623,617
Newcrest Mining Ltd.	70,545	1,156,541
Northern Star Resources Ltd.	96,864	596,656
Oil Search Ltd.	176,899	559,970
Orica Ltd.	34,304	338,108
Origin Energy Ltd.	157,054	529,299
Qantas Airways Ltd.*	77,515	316,830
QBE Insurance Group Ltd.	125,853	1,049,932
Ramsay Health Care Ltd.	16,209	815,358
REA Group Ltd.	4,602	523,271
Reece Ltd.	25,321	345,164
Rio Tinto Ltd.	32,031	2,276,125
Rio Tinto plc	96,238	6,354,224
Santos Ltd.	153,392	790,855
Scentre Group (REIT)	456,946	983,192
SEEK Ltd.	30,052	668,996
Sonic Healthcare Ltd.	38,459	1,129,148
South32 Ltd.	397,750	1,009,596
Stockland (REIT)	199,820	638,968
Suncorp Group Ltd.	109,989	987,915
Sydney Airport*	117,464	697,765
Tabcorp Holdings Ltd.	182,648	646,474
Telstra Corp. Ltd.	362,052	1,020,449
Transurban Group	243,704	2,470,918
Transurban Group*	18,517	189,558
Treasury Wine Estates Ltd.	63,240	562,198
Vicinity Centres (REIT)	325,829	388,217
Washington H Soul Pattinson & Co. Ltd.(x)	15,809	446,146
Wesfarmers Ltd.	96,809	3,895,830
Westpac Banking Corp.	314,503	5,848,299
WiseTech Global Ltd.	12,209	470,388
Woodside Petroleum Ltd.	84,039	1,446,126
Woolworths Group Ltd.	108,330	3,076,024

		111,890,926

Austria (0.3%)
Erste Group Bank AG	23,662	1,033,364
Mondi plc	41,011	1,002,410
OMV AG	12,976	779,720
Raiffeisen Bank International AG	12,020	312,700
Verbund AG	5,944	600,435
voestalpine AG(x)	9,779	359,422

		4,088,051

Belgium (0.7%)
Ageas SA/NV	15,260	755,219
Anheuser-Busch InBev SA/NV	64,945	3,667,968
Elia Group SA/NV	2,715	324,279
Etablissements Franz Colruyt NV	4,403	224,300
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	289,247
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	7,157	786,835
KBC Group NV	21,558	1,935,377
Proximus SADP	12,803	253,122
Sofina SA	1,398	554,602
Solvay SA	6,280	781,448
UCB SA	10,697	1,190,203
Umicore SA	17,020	1,008,574

		11,771,174

Brazil (0.1%)
Yara International ASA(x)	14,794	732,211

Chile (0.0%)
Antofagasta plc	35,013	629,048

China (0.6%)
BOC Hong Kong Holdings Ltd.	310,732	930,901
Budweiser Brewing Co. APAC Ltd.(m)	143,413	360,980
Chow Tai Fook Jewellery Group Ltd.	174,021	331,304
ESR Cayman Ltd.(m)*	145,396	438,921
Futu Holdings Ltd. (ADR)(x)*	4,411	401,489
Prosus NV*	80,607	6,348,463
SITC International Holdings Co. Ltd.	114,852	409,466
Wilmar International Ltd.	162,441	499,048

		9,720,572

Denmark (2.4%)
Ambu A/S, Class B	13,903	410,669
AP Moller - Maersk A/S, Class A	266	680,620
AP Moller - Maersk A/S, Class B	497	1,344,369
Carlsberg A/S, Class B	8,607	1,400,146
Chr Hansen Holding A/S	8,811	719,536
Coloplast A/S, Class B	10,377	1,626,482
Danske Bank A/S	59,083	995,971
Demant A/S*	9,272	466,944
DSV A/S	17,283	4,126,252
Genmab A/S*	5,647	2,467,086
GN Store Nord A/S	10,870	740,801
Novo Nordisk A/S, Class B	144,362	13,885,470
Novozymes A/S, Class B	17,634	1,207,271
Orsted A/S(m)	16,050	2,117,646
Pandora A/S	8,658	1,049,955
ROCKWOOL International A/S, Class B	747	319,403
Tryg A/S	31,521	716,090
Vestas Wind Systems A/S	86,403	3,459,279

		37,733,990

Finland (1.2%)
Elisa OYJ	12,098	751,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Fortum OYJ	38,911	$1,183,366
Kesko OYJ, Class B	23,572	813,659
Kone OYJ, Class B	29,063	2,037,943
Neste OYJ	36,528	2,061,600
Nokia OYJ*	462,720	2,545,614
Nordea Bank Abp (Aquis Stock Exchange)	4,742	61,471
Nordea Bank Abp (Turquoise Stock Exchange)	273,901	3,515,200
Orion OYJ, Class B	9,247	366,007
Sampo OYJ, Class A	42,312	2,099,532
Stora Enso OYJ, Class R	51,002	846,847
UPM-Kymmene OYJ	45,205	1,597,196
Wartsila OYJ Abp	40,767	488,185

		18,367,749

France (9.3%)
Accor SA*	13,954	493,975
Adevinta ASA*	20,247	346,452
Aeroports de Paris*	2,491	316,185
Air Liquide SA	40,614	6,498,528
Airbus SE*	50,435	6,621,870
Alstom SA	27,101	1,028,251
Amundi SA(m)	4,995	421,213
Arkema SA	5,371	710,492
Atos SE	8,495	452,324
AXA SA	166,992	4,645,716
BioMerieux	3,631	412,379
BNP Paribas SA	96,304	6,168,793
Bollore SA	73,617	425,687
Bouygues SA	19,310	796,887
Bureau Veritas SA	24,776	760,421
Capgemini SE	13,849	2,880,179
Carrefour SA	53,221	958,002
Cie de Saint-Gobain	42,981	2,894,859
Cie Generale des Etablissements Michelin SCA	14,630	2,245,277
CNP Assurances	14,007	222,199
Covivio (REIT)	4,228	353,541
Credit Agricole SA	100,534	1,387,060
Danone SA	55,627	3,796,818
Dassault Aviation SA	2,160	242,341
Dassault Systemes SE	57,169	2,997,183
Edenred	21,000	1,131,075
Eiffage SA	7,512	757,823
Electricite de France SA	40,597	509,811
Engie SA	157,403	2,065,836
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	1,013,673
EssilorLuxottica SA (Turquoise Stock Exchange)	19,042	3,641,145
Eurazeo SE	3,366	316,343
Faurecia SE (Euronext Paris)	9,060	422,234
Faurecia SE (Italian Stock Exchange)	1,475	70,012
Gecina SA (REIT)	3,811	510,894
Getlink SE	36,412	570,081
Hermes International	2,724	3,764,777
Ipsen SA	3,122	298,048
Kering SA	6,412	4,560,381
Klepierre SA (REIT)	17,198	382,916
La Francaise des Jeux SAEM(m)	7,668	394,444
Legrand SA	22,928	2,459,106
L’Oreal SA	21,630	8,927,183
LVMH Moet Hennessy Louis Vuitton SE	23,801	17,019,241
Orange SA	171,383	1,856,649
Orpea SA	4,511	522,432
Pernod Ricard SA	18,094	3,956,923
Publicis Groupe SA	19,008	1,280,069
Remy Cointreau SA	2,017	390,933
Renault SA*	17,104	610,114
Safran SA	29,518	3,700,969
Sanofi	97,275	9,364,138
Sartorius Stedim Biotech	2,405	1,342,429
SCOR SE	13,956	399,994
SEB SA	2,233	314,861
Societe Generale SA	68,925	2,164,040
Sodexo SA*	8,002	700,688
Suez SA	30,380	692,792
Teleperformance	5,054	1,988,529
Thales SA	9,280	896,193
TotalEnergies SE	214,180	10,263,310
Ubisoft Entertainment SA*	8,116	486,809
Unibail-Rodamco-Westfield (REIT)*	10,852	793,709
Valeo	20,161	562,611
Veolia Environnement SA	46,893	1,435,053
Vinci SA	45,796	4,743,728
Vivendi SE	60,819	767,132
Wendel SE	2,272	315,042
Worldline SA(m)*	20,519	1,565,521

		148,006,323

Germany (8.1%)
adidas AG	16,298	5,135,611
Allianz SE (Registered)	35,346	7,972,069
Aroundtown SA	84,829	586,050
BASF SE	78,655	5,992,941
Bayer AG (Registered)	83,920	4,577,156
Bayerische Motoren Werke AG	28,595	2,744,660
Bayerische Motoren Werke AG (Preference)(q)	4,420	337,490
Bechtle AG	6,830	468,580
Beiersdorf AG	8,581	927,728
Brenntag SE	13,549	1,263,884
Carl Zeiss Meditec AG	3,374	648,576
Commerzbank AG*	88,667	590,595
Continental AG*	9,559	1,047,964
Covestro AG(m)	16,578	1,138,602
Daimler AG (Registered)	73,287	6,514,874
Deutsche Bank AG (Registered)*	175,056	2,245,141
Deutsche Boerse AG	16,410	2,671,325
Deutsche Lufthansa AG (Registered)(x)*	24,284	167,086
Deutsche Post AG (Registered)	84,860	5,348,430
Deutsche Telekom AG (Registered)	285,460	5,755,491
Deutsche Wohnen SE	29,791	1,826,249
E.ON SE	193,745	2,370,366
Evonik Industries AG	18,029	571,038
Fresenius Medical Care AG & Co. KGaA	17,849	1,257,849
Fresenius SE & Co. KGaA	36,120	1,736,624
FUCHS PETROLUB SE (Preference)(q)	5,811	271,870
GEA Group AG	13,661	626,062
Hannover Rueck SE	5,292	926,863
HeidelbergCement AG	12,590	944,232
HelloFresh SE*	14,450	1,337,785
Henkel AG & Co. KGaA	9,076	783,096
Henkel AG & Co. KGaA (Preference)(q)	15,023	1,394,760
Infineon Technologies AG	112,783	4,636,413
KION Group AG	6,459	604,411
Knorr-Bremse AG	6,086	653,086
LANXESS AG	7,406	503,609
LEG Immobilien SE	6,330	895,580
Merck KGaA	11,163	2,427,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
MTU Aero Engines AG	4,514	$1,020,670
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,011	3,292,156
Nemetschek SE	5,161	542,441
Porsche Automobil Holding SE (Preference)(q)	12,963	1,291,816
Puma SE	8,959	1,001,255
Rational AG	419	395,092
RWE AG	55,270	1,953,869
SAP SE	89,521	12,127,737
Sartorius AG (Preference)(q)	2,219	1,413,166
Scout24 AG(m)	7,810	542,114
Siemens AG (Registered)	65,583	10,780,332
Siemens Energy AG*	35,328	949,346
Siemens Healthineers AG(m)	23,230	1,511,579
Symrise AG	11,142	1,469,879
TeamViewer AG(m)*	13,447	396,507
Telefonica Deutschland Holding AG	97,561	277,707
Uniper SE	8,061	336,473
United Internet AG (Registered), Class G	8,638	336,119
Vitesco Technologies Group AG*	1	47
Volkswagen AG(x)	2,735	849,164
Volkswagen AG (Preference)(q)	15,981	3,579,978
Vonovia SE	46,710	2,807,885
Zalando SE(m)(x)*	18,246	1,676,635

		128,453,607

Hong Kong (2.3%)
AIA Group Ltd.	1,037,009	11,940,268
CK Asset Holdings Ltd.	174,854	1,004,920
CK Infrastructure Holdings Ltd.	53,624	297,933
CLP Holdings Ltd.	140,360	1,350,029
Hang Lung Properties Ltd.	177,706	403,958
Hang Seng Bank Ltd.	65,983	1,126,112
Henderson Land Development Co. Ltd.	127,187	482,811
HK Electric Investments & HK Electric Investments Ltd.(m)	212,751	211,210
HKT Trust & HKT Ltd.	319,923	437,534
Hong Kong & China Gas Co. Ltd.	964,183	1,460,473
Hong Kong Exchanges & Clearing Ltd.	103,119	6,259,144
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	96,819	453,113
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,900	13,879
Jardine Matheson Holdings Ltd.	19,061	1,010,233
Link REIT (REIT)	177,553	1,517,402
Melco Resorts & Entertainment Ltd. (ADR)*	17,999	184,310
MTR Corp. Ltd.	129,825	696,992
New World Development Co. Ltd.	138,973	563,914
Power Assets Holdings Ltd.	115,011	674,033
Sino Land Co. Ltd.	265,913	357,772
Sun Hung Kai Properties Ltd.	111,717	1,388,347
Swire Pacific Ltd., Class A	42,381	251,200
Swire Properties Ltd.	96,957	242,596
Techtronic Industries Co. Ltd.	116,534	2,284,468
WH Group Ltd.(m)	719,689	511,980
Wharf Real Estate Investment Co. Ltd.	145,904	753,785
Xinyi Glass Holdings Ltd.	152,445	452,836

		36,331,252

Ireland (0.7%)
CRH plc	66,753	3,113,760
Flutter Entertainment plc*	14,326	2,832,134
Kerry Group plc, Class A	9	1,198
Kerry Group plc (Turquoise Stock Exchange), Class A	13,709	1,835,413
Kingspan Group plc	13,259	1,311,538
Smurfit Kappa Group plc	21,452	1,124,554

		10,218,597

Israel (0.5%)
Azrieli Group Ltd.	3,537	318,040
Bank Hapoalim BM	99,948	877,475
Bank Leumi Le-Israel BM	125,811	1,067,947
Check Point Software Technologies Ltd.*	9,625	1,088,010
Elbit Systems Ltd.	2,154	312,508
ICL Group Ltd.	57,804	420,454
Israel Discount Bank Ltd., Class A*	100,500	530,616
Mizrahi Tefahot Bank Ltd.	11,194	376,879
Nice Ltd.*	5,412	1,530,949
Teva Pharmaceutical Industries Ltd. (ADR)*	91,858	894,697
Wix.com Ltd.*	4,813	943,204

		8,360,779

Italy (1.8%)
Amplifon SpA	10,405	495,845
Assicurazioni Generali SpA	93,682	1,993,071
Atlantia SpA*	42,247	798,672
Davide Campari-Milano NV	45,680	643,040
DiaSorin SpA	2,074	435,288
Enel SpA	696,710	5,349,017
Eni SpA	215,120	2,864,163
Ferrari NV	10,908	2,283,499
FinecoBank Banca Fineco SpA*	52,641	953,990
Infrastrutture Wireless Italiane SpA(m)	30,754	342,959
Intesa Sanpaolo SpA	1,421,076	4,031,615
Mediobanca Banca di Credito Finanziario SpA*	54,234	655,139
Moncler SpA	17,392	1,063,708
Nexi SpA(m)*	38,760	723,136
Poste Italiane SpA(m)	46,203	635,887
Prysmian SpA	22,259	780,862
Recordati Industria Chimica e Farmaceutica SpA	9,306	541,309
Snam SpA	171,497	950,619
Telecom Italia SpA (Aquis Stock Exchange)	518,306	209,550
Telecom Italia SpA (Turquoise Stock Exchange)	790,674	309,852
Terna - Rete Elettrica Nazionale	117,566	833,876
UniCredit SpA	183,096	2,421,912

		29,317,009

Japan (21.9%)
ABC-Mart, Inc.	2,378	134,632
Acom Co. Ltd.(x)	31,496	115,546
Advantest Corp.	17,088	1,530,945
Aeon Co. Ltd.	55,314	1,455,674
AGC, Inc.	16,924	866,205
Aisin Corp.(x)	12,840	466,657
Ajinomoto Co., Inc.	40,892	1,209,987
ANA Holdings, Inc.(x)*	12,366	321,056
Asahi Group Holdings Ltd.	38,969	1,887,734
Asahi Intecc Co. Ltd.	17,484	479,681
Asahi Kasei Corp.	107,256	1,144,820
Astellas Pharma, Inc.	160,704	2,649,792
Azbil Corp.	10,125	435,201
Bandai Namco Holdings, Inc.	17,515	1,315,289
Bridgestone Corp.	47,699	2,262,186
Brother Industries Ltd.(x)	19,310	424,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Canon, Inc.	85,981	$2,114,886
Capcom Co. Ltd.	16,027	445,158
Casio Computer Co. Ltd.(x)	15,583	258,390
Central Japan Railway Co.	12,202	1,950,260
Chiba Bank Ltd. (The)(x)	43,684	281,268
Chubu Electric Power Co., Inc.(x)	53,912	639,507
Chugai Pharmaceutical Co. Ltd.	57,969	2,123,544
Concordia Financial Group Ltd.(x)	91,977	362,899
Cosmos Pharmaceutical Corp.	1,731	295,210
CyberAgent, Inc.	35,590	689,274
Dai Nippon Printing Co. Ltd.	19,501	472,269
Daifuku Co. Ltd.	8,800	827,487
Dai-ichi Life Holdings, Inc.	86,328	1,879,708
Daiichi Sankyo Co. Ltd.	147,382	3,931,830
Daikin Industries Ltd.	21,486	4,621,395
Daito Trust Construction Co. Ltd.(x)	5,472	638,873
Daiwa House Industry Co. Ltd.	48,249	1,611,352
Daiwa House REIT Investment Corp. (REIT)	169	495,200
Daiwa Securities Group, Inc.(x)	120,535	704,078
Denso Corp.	36,665	2,403,596
Dentsu Group, Inc.	17,917	689,292
Disco Corp.	2,549	713,512
East Japan Railway Co.	25,827	1,811,644
Eisai Co. Ltd.	20,084	1,512,434
ENEOS Holdings, Inc.(x)	257,087	1,049,802
FANUC Corp.	16,308	3,570,042
Fast Retailing Co. Ltd.	4,951	3,649,010
Fuji Electric Co. Ltd.	10,592	482,644
FUJIFILM Holdings Corp.	30,834	2,658,815
Fujitsu Ltd.	17,033	3,093,373
GLP J-REIT (REIT)	353	580,250
GMO Payment Gateway, Inc.	3,694	468,013
Hakuhodo DY Holdings, Inc.	20,045	345,820
Hamamatsu Photonics KK	12,477	774,000
Hankyu Hanshin Holdings, Inc.	18,801	593,194
Harmonic Drive Systems, Inc.(x)	3,650	176,030
Hikari Tsushin, Inc.	1,747	295,413
Hino Motors Ltd.	22,019	206,546
Hirose Electric Co. Ltd.(x)	2,838	472,595
Hisamitsu Pharmaceutical Co., Inc.	4,207	159,582
Hitachi Construction Machinery Co. Ltd.	8,657	245,227
Hitachi Ltd.	82,605	4,897,965
Hitachi Metals Ltd.*	18,475	357,972
Honda Motor Co. Ltd.	140,563	4,335,008
Hoshizaki Corp.	4,819	438,777
Hoya Corp.	31,700	4,957,814
Hulic Co. Ltd.	22,699	253,061
Ibiden Co. Ltd.	8,737	482,994
Idemitsu Kosan Co. Ltd.(x)	16,709	441,110
Iida Group Holdings Co. Ltd.(x)	12,874	331,356
Inpex Corp.	89,933	703,833
Isuzu Motors Ltd.	49,364	648,542
Ito En Ltd.	4,652	308,919
ITOCHU Corp.(x)	102,182	2,993,065
Itochu Techno-Solutions Corp.	7,670	250,400
Japan Airlines Co. Ltd.*	12,023	286,189
Japan Exchange Group, Inc.	43,363	1,076,178
Japan Metropolitan Fund Invest (REIT)	619	595,082
Japan Post Bank Co. Ltd.	34,465	294,964
Japan Post Holdings Co. Ltd.*	133,826	1,126,356
Japan Post Insurance Co. Ltd.	18,986	343,613
Japan Real Estate Investment Corp. (REIT)	108	646,931
Japan Tobacco, Inc.	102,628	2,015,041
JFE Holdings, Inc.(x)	42,881	639,839
JSR Corp.	17,451	632,582
Kajima Corp.(x)	39,566	509,869
Kakaku.com, Inc.	11,428	369,967
Kansai Electric Power Co., Inc. (The)(x)	58,274	565,518
Kansai Paint Co. Ltd.	15,422	383,464
Kao Corp.	41,581	2,477,478
KDDI Corp.(x)	139,223	4,600,973
Keio Corp.	9,123	488,414
Keisei Electric Railway Co. Ltd.	11,275	374,000
Keyence Corp.	16,701	10,006,990
Kikkoman Corp.(x)	12,513	1,016,874
Kintetsu Group Holdings Co. Ltd.*	15,453	521,579
Kirin Holdings Co. Ltd.	71,265	1,323,676
Kobayashi Pharmaceutical Co. Ltd.	4,094	324,227
Kobe Bussan Co. Ltd.	10,974	358,282
Koei Tecmo Holdings Co. Ltd.	5,430	258,285
Koito Manufacturing Co. Ltd.	9,183	552,165
Komatsu Ltd.	75,133	1,806,615
Konami Holdings Corp.	8,175	513,012
Kose Corp.	2,884	345,679
Kubota Corp.	88,577	1,889,631
Kurita Water Industries Ltd.	8,412	406,412
Kyocera Corp.	27,283	1,705,590
Kyowa Kirin Co. Ltd.	22,797	822,076
Lasertec Corp.	6,624	1,504,631
Lawson, Inc.	4,052	198,946
Lion Corp.	19,527	315,901
Lixil Corp.	23,687	688,317
M3, Inc.	38,149	2,723,441
Makita Corp.	18,780	1,024,854
Marubeni Corp.(x)	136,669	1,121,351
Mazda Motor Corp.*	47,320	412,068
McDonald’s Holdings Co. Japan Ltd.	6,044	285,279
Medipal Holdings Corp.	17,221	324,849
Meiji Holdings Co. Ltd.	10,609	685,657
Mercari, Inc.*	8,170	449,772
Minebea Mitsumi, Inc.	30,938	789,979
MISUMI Group, Inc.	24,328	1,033,799
Mitsubishi Chemical Holdings Corp.(x)	109,074	996,672
Mitsubishi Corp.	108,535	3,395,266
Mitsubishi Electric Corp.	157,037	2,184,135
Mitsubishi Estate Co. Ltd.	100,265	1,596,732
Mitsubishi Gas Chemical Co., Inc.	12,951	255,766
Mitsubishi HC Capital, Inc.	57,342	301,336
Mitsubishi Heavy Industries Ltd.	27,033	729,852
Mitsubishi UFJ Financial Group, Inc.(x)	1,045,966	6,106,812
Mitsui & Co. Ltd.(x)	129,798	2,815,738
Mitsui Chemicals, Inc.	16,123	541,328
Mitsui Fudosan Co. Ltd.	78,522	1,870,386
Miura Co. Ltd.	7,608	305,239
Mizuho Financial Group, Inc.(x)	204,452	2,878,272
MonotaRO Co. Ltd.	22,484	507,359
MS&AD Insurance Group Holdings, Inc.(x)	38,251	1,276,291
Murata Manufacturing Co. Ltd.	49,437	4,400,625
Nabtesco Corp.	9,717	368,089
NEC Corp.	21,236	1,152,803
Nexon Co. Ltd.	42,274	682,044
NGK Insulators Ltd.	21,889	371,714
NH Foods Ltd.	6,832	258,437
Nidec Corp.	38,566	4,278,328
Nihon M&A Center Holdings, Inc.	26,337	776,086
Nintendo Co. Ltd.	9,475	4,609,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Building Fund, Inc. (REIT)	128	$831,453
Nippon Electric Glass Co. Ltd.	2	38
Nippon Express Co. Ltd.	6,675	459,892
Nippon Paint Holdings Co. Ltd.	62,613	681,122
Nippon Prologis REIT, Inc. (REIT)	186	621,990
Nippon Sanso Holdings Corp.	13,434	338,070
Nippon Shinyaku Co. Ltd.	4,085	340,323
Nippon Steel Corp.	71,417	1,278,132
Nippon Telegraph & Telephone Corp.	111,124	3,072,030
Nippon Yusen KK(x)	13,563	1,020,187
Nissan Chemical Corp.	10,110	590,107
Nissan Motor Co. Ltd.*	194,915	977,528
Nisshin Seifun Group, Inc.	16,835	280,668
Nissin Foods Holdings Co. Ltd.	5,180	416,377
Nitori Holdings Co. Ltd.	6,981	1,373,388
Nitto Denko Corp.	12,170	867,250
Nomura Holdings, Inc.	268,208	1,318,289
Nomura Real Estate Holdings, Inc.	9,782	254,922
Nomura Real Estate Master Fund, Inc. (REIT)	373	537,504
Nomura Research Institute Ltd.	27,859	1,026,731
NSK Ltd.(x)	30,246	205,273
NTT Data Corp.	53,162	1,029,981
Obayashi Corp.(x)	57,480	477,273
Obic Co. Ltd.	5,901	1,129,140
Odakyu Electric Railway Co. Ltd.	25,457	589,717
Oji Holdings Corp.	66,372	334,911
Olympus Corp.	99,654	2,188,527
Omron Corp.	16,178	1,603,523
Ono Pharmaceutical Co. Ltd.	32,574	742,929
Oracle Corp.	3,249	285,868
Oriental Land Co. Ltd.	17,144	2,776,469
ORIX Corp.	103,825	1,940,279
Orix JREIT, Inc. (REIT)	234	407,613
Osaka Gas Co. Ltd.	30,976	569,358
Otsuka Corp.	9,704	498,885
Otsuka Holdings Co. Ltd.	33,547	1,430,065
Pan Pacific International Holdings Corp.	35,581	737,429
Panasonic Corp.	190,671	2,366,636
PeptiDream, Inc.*	8,513	277,148
Persol Holdings Co. Ltd.	14,434	361,674
Pigeon Corp.	10,320	240,333
Pola Orbis Holdings, Inc.	8,815	203,325
Rakuten Group, Inc.	73,775	713,902
Recruit Holdings Co. Ltd.	116,292	7,090,940
Renesas Electronics Corp.*	109,293	1,348,540
Resona Holdings, Inc.	178,893	712,003
Ricoh Co. Ltd.(x)	57,955	594,712
Rinnai Corp.	2,964	324,823
Rohm Co. Ltd.	7,589	714,929
Ryohin Keikaku Co. Ltd.	21,458	477,401
Santen Pharmaceutical Co. Ltd.	32,607	460,131
SBI Holdings, Inc.	21,941	541,334
SCSK Corp.	13,374	282,814
Secom Co. Ltd.	18,284	1,326,763
Seiko Epson Corp.(x)	24,294	490,140
Sekisui Chemical Co. Ltd.	33,008	568,301
Sekisui House Ltd.	52,651	1,106,412
Seven & i Holdings Co. Ltd.	65,052	2,952,028
SG Holdings Co. Ltd.	27,035	768,744
Sharp Corp.(x)	17,076	216,184
Shimadzu Corp.	20,217	888,058
Shimano, Inc.	6,352	1,850,464
Shimizu Corp.(x)	44,374	334,424
Shin-Etsu Chemical Co. Ltd.	30,207	5,094,854
Shionogi & Co. Ltd.	22,794	1,561,514
Shiseido Co. Ltd.	34,526	2,326,935
Shizuoka Bank Ltd. (The)(x)	37,996	312,596
SMC Corp.	4,949	3,096,232
SoftBank Corp.	248,031	3,367,583
SoftBank Group Corp.	103,392	5,974,752
Sohgo Security Services Co. Ltd.	6,601	298,048
Sompo Holdings, Inc.(x)	27,795	1,203,780
Sony Group Corp.	108,154	12,044,184
Square Enix Holdings Co. Ltd.	7,241	381,554
Stanley Electric Co. Ltd.	11,101	279,822
Subaru Corp.	52,735	979,319
SUMCO Corp.	23,590	473,634
Sumitomo Chemical Co. Ltd.(x)	131,123	683,998
Sumitomo Corp.	98,518	1,377,408
Sumitomo Dainippon Pharma Co. Ltd.(x)	16,415	293,284
Sumitomo Electric Industries Ltd.(x)	65,727	876,806
Sumitomo Metal Mining Co. Ltd.	20,486	739,290
Sumitomo Mitsui Financial Group, Inc.	112,255	3,927,284
Sumitomo Mitsui Trust Holdings, Inc.	29,483	1,009,723
Sumitomo Realty & Development Co. Ltd.	26,343	961,262
Suntory Beverage & Food Ltd.	12,324	511,970
Suzuki Motor Corp.	31,239	1,392,425
Sysmex Corp.	14,572	1,800,097
T&D Holdings, Inc.	46,198	630,957
Taisei Corp.	16,750	539,317
Taisho Pharmaceutical Holdings Co. Ltd.	3,455	202,007
Takeda Pharmaceutical Co. Ltd.	136,195	4,514,563
TDK Corp.	34,113	1,232,408
Terumo Corp.	55,612	2,614,570
THK Co. Ltd.	10,169	224,203
TIS, Inc.	18,683	510,650
Tobu Railway Co. Ltd.	16,897	455,648
Toho Co. Ltd.	9,878	466,006
Toho Gas Co. Ltd.(x)	6,495	283,741
Tohoku Electric Power Co., Inc.(x)	37,901	279,254
Tokio Marine Holdings, Inc.(x)	53,369	2,862,049
Tokyo Century Corp.(x)	2,964	167,302
Tokyo Electric Power Co. Holdings, Inc.*	133,874	383,956
Tokyo Electron Ltd.	12,806	5,644,916
Tokyo Gas Co. Ltd.	31,210	581,224
Tokyu Corp.(x)	44,420	661,476
Toppan, Inc.	22,830	388,286
Toray Industries, Inc.	116,248	742,421
Toshiba Corp.	34,970	1,466,427
Tosoh Corp.	22,218	403,171
TOTO Ltd.	12,110	575,372
Toyo Suisan Kaisha Ltd.	7,870	349,539
Toyota Industries Corp.	12,649	1,039,196
Toyota Motor Corp.	909,135	16,262,795
Toyota Tsusho Corp.	17,700	741,778
Trend Micro, Inc.	11,357	633,562
Tsuruha Holdings, Inc.	3,233	399,407
Unicharm Corp.	34,207	1,517,146
United Urban Investment Corp. (REIT)	251	339,560
USS Co. Ltd.	18,857	322,610
Welcia Holdings Co. Ltd.	7,703	276,948
West Japan Railway Co.	17,168	854,921
Yakult Honsha Co. Ltd.	10,922	553,751
Yamada Holdings Co. Ltd.	61,553	259,076
Yamaha Corp.	11,652	732,540
Yamaha Motor Co. Ltd.	25,191	701,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Yamato Holdings Co. Ltd.	26,082	$661,226
Yaskawa Electric Corp.	21,049	1,012,557
Yokogawa Electric Corp.	19,394	339,107
Z Holdings Corp.	226,511	1,453,636
ZOZO, Inc.	9,957	372,834

		347,956,728

Jordan (0.0%)
Hikma Pharmaceuticals plc	15,443	508,049

Luxembourg (0.2%)
ArcelorMittal SA	61,907	1,867,964
Eurofins Scientific SE	11,312	1,450,616

		3,318,580

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	190,966	963,527
Sands China Ltd.*	211,442	433,319
SJM Holdings Ltd.(x)*	151,866	102,751
Wynn Macau Ltd.(x)*	150,500	125,706

		1,625,303

Malta (0.0%)
BGP Holdings plc(r)*	810,676	—

Netherlands (4.9%)
ABN AMRO Bank NV (CVA)(m)*	36,232	521,332
Adyen NV(m)*	1,688	4,693,587
Aegon NV	158,863	815,599
Akzo Nobel NV	16,432	1,789,294
Argenx SE*	3,933	1,143,503
ASM International NV	4,013	1,566,834
ASML Holding NV	35,963	26,528,911
EXOR NV	9,152	771,210
Heineken Holding NV	9,651	838,954
Heineken NV	22,385	2,326,981
ING Groep NV	332,770	4,829,883
JDE Peet’s NV	6,921	205,576
Koninklijke Ahold Delhaize NV	89,773	2,976,272
Koninklijke DSM NV	15,000	2,998,183
Koninklijke KPN NV	292,737	918,047
Koninklijke Philips NV	78,494	3,479,081
Koninklijke Vopak NV	5,887	231,428
NN Group NV	23,164	1,208,873
Randstad NV(x)	10,087	674,119
Royal Dutch Shell plc, Class A	351,539	7,766,167
Royal Dutch Shell plc, Class B	317,405	7,031,891
Universal Music Group NV*	60,819	1,628,445
Wolters Kluwer NV	22,792	2,409,180

		77,353,350

New Zealand (0.3%)
a2 Milk Co. Ltd. (The)(x)*	66,142	294,477
Auckland International Airport Ltd.*	112,850	606,687
Fisher & Paykel Healthcare Corp. Ltd.	49,538	1,089,248
Mercury NZ Ltd.	59,532	266,304
Meridian Energy Ltd.	113,129	383,610
Ryman Healthcare Ltd.	34,357	355,429
Spark New Zealand Ltd.	164,402	542,029
Xero Ltd.*	10,926	1,088,842

		4,626,626

Norway (0.5%)
DNB Bank ASA	79,863	1,813,145
Equinor ASA	83,250	2,121,491
Gjensidige Forsikring ASA	17,932	397,114
Mowi ASA	38,194	963,930
Norsk Hydro ASA	117,713	878,410
Orkla ASA	62,588	573,576
Schibsted ASA, Class A	5,920	281,334
Schibsted ASA, Class B	8,561	362,188
Telenor ASA(x)	60,961	1,023,928

		8,415,116

Poland (0.0%)
InPost SA*	17,364	286,422

Portugal (0.1%)
Banco Espirito Santo SA (Registered)(r)*	106,365	—
EDP - Energias de Portugal SA	235,328	1,234,459
Galp Energia SGPS SA	43,654	494,379
Jeronimo Martins SGPS SA	21,580	429,718

		2,158,556

Russia (0.1%)
Coca-Cola HBC AG*	17,693	568,685
Evraz plc	42,142	336,243

		904,928

Saudi Arabia (0.1%)
Delivery Hero SE(m)*	13,865	1,775,485

Singapore (0.9%)
Ascendas REIT (REIT)	292,983	644,844
CapitaLand Integrated Commercial Trust (REIT)	420,605	625,223
Capitaland Investment Ltd.*	226,149	566,289
City Developments Ltd.	34,754	175,393
DBS Group Holdings Ltd.	155,812	3,459,947
Genting Singapore Ltd.	504,696	265,833
Keppel Corp. Ltd.	126,183	479,520
Mapletree Commercial Trust (REIT)	176,089	267,460
Mapletree Logistics Trust (REIT)	246,751	368,071
Oversea-Chinese Banking Corp. Ltd.	293,054	2,453,273
Singapore Airlines Ltd.*	117,564	430,013
Singapore Exchange Ltd.	71,695	524,623
Singapore Technologies Engineering Ltd.	129,635	362,194
Singapore Telecommunications Ltd.	709,099	1,279,419
United Overseas Bank Ltd.	101,405	1,917,942
UOL Group Ltd.	37,759	189,810
Venture Corp. Ltd.	24,145	318,192

		14,328,046

South Africa (0.2%)
Anglo American plc	110,564	3,813,890

Spain (2.2%)
ACS Actividades de Construccion y Servicios SA	21,695	581,676
Aena SME SA(m)*	6,104	1,052,885
Amadeus IT Group SA*	38,902	2,555,570
Banco Bilbao Vizcaya Argentaria SA	572,364	3,775,607
Banco Santander SA	1,483,312	5,372,712
CaixaBank SA	371,545	1,152,112
Cellnex Telecom SA(m)	43,772	2,698,191
EDP Renovaveis SA	25,184	620,220
Enagas SA	21,328	474,007
Endesa SA	27,793	560,539
Ferrovial SA	40,818	1,183,818
Grifols SA	25,423	619,890
Iberdrola SA(x)	511,329	5,106,929
Industria de Diseno Textil SA	92,711	3,373,060
Naturgy Energy Group SA	25,944	653,175
Red Electrica Corp. SA	37,119	741,949
Repsol SA	123,647	1,605,987
Siemens Gamesa Renewable Energy SA*	20,643	521,794
Telefonica SA(x)	437,341	2,038,434

		34,688,555

Sweden (3.1%)
Alfa Laval AB	27,437	1,022,363
Assa Abloy AB, Class B	86,138	2,497,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Atlas Copco AB, Class A	57,994	$3,517,934
Atlas Copco AB, Class B	33,407	1,707,752
Boliden AB*	23,805	765,811
Electrolux AB(x)	20,049	462,980
Embracer Group AB*	39,230	377,130
Epiroc AB, Class A	55,942	1,153,097
Epiroc AB, Class B	33,862	598,297
EQT AB	23,892	984,109
Essity AB, Class B	51,788	1,607,418
Evolution AB(m)	14,548	2,211,419
Fastighets AB Balder, Class B*	8,641	518,290
H & M Hennes & Mauritz AB, Class B*	63,892	1,295,408
Hexagon AB, Class B	168,940	2,603,057
Husqvarna AB, Class B	36,239	432,329
ICA Gruppen AB	9,102	417,336
Industrivarden AB, Class A	9,775	311,560
Industrivarden AB, Class C	14,354	442,227
Investment AB Latour, Class B	13,030	403,164
Investor AB, Class B	156,204	3,344,597
Kinnevik AB, Class B(x)*	20,121	709,443
L E Lundbergforetagen AB, Class B	6,259	341,805
Lundin Energy AB	16,578	615,403
Nibe Industrier AB, Class B	120,968	1,519,460
Sandvik AB	97,497	2,225,089
Securitas AB, Class B	24,993	396,371
Sinch AB(m)*	41,083	791,686
Skandinaviska Enskilda Banken AB, Class A	140,782	1,983,636
Skanska AB, Class B	28,910	724,589
SKF AB, Class B	33,339	784,627
Svenska Cellulosa AB SCA, Class B	51,804	800,514
Svenska Handelsbanken AB, Class A	122,562	1,374,863
Swedbank AB, Class A	77,546	1,568,551
Swedish Match AB	135,451	1,187,920
Tele2 AB, Class B(x)	44,383	655,637
Telefonaktiebolaget LM Ericsson, Class B(x)	247,612	2,798,600
Telia Co. AB	223,342	920,889
Volvo AB, Class A	17,426	395,058
Volvo AB, Class B	123,465	2,773,928

		49,241,937

Switzerland (8.6%)
ABB Ltd. (Registered)	148,421	4,947,190
Adecco Group AG (Registered)	13,596	680,900
Alcon, Inc.	42,916	3,476,609
Baloise Holding AG (Registered)	3,996	609,287
Banque Cantonale Vaudoise (Registered)	2,544	193,470
Barry Callebaut AG (Registered)	314	710,403
Chocoladefabriken Lindt & Spruengli AG	92	1,030,625
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	1,056,827
Cie Financiere Richemont SA (Registered)	45,081	4,648,456
Clariant AG (Registered)*	17,105	320,475
Credit Suisse Group AG (Registered)	213,732	2,119,107
EMS-Chemie Holding AG (Registered)	614	577,916
Geberit AG (Registered)	3,165	2,325,523
Givaudan SA (Registered)	798	3,644,722
Holcim Ltd.*	44,759	2,153,380
Julius Baer Group Ltd.	19,212	1,270,708
Kuehne + Nagel International AG (Registered)	4,756	1,616,077
Logitech International SA (Registered)	14,469	1,281,431
Lonza Group AG (Registered)	6,432	4,818,796
Nestle SA (Registered)	246,985	29,716,965
Novartis AG (Registered)	190,348	15,616,190
Partners Group Holding AG	1,954	3,041,812
Roche Holding AG	60,230	21,978,150
Roche Holding AG CHF 1	2,809	1,153,306
Schindler Holding AG	3,453	923,984
Schindler Holding AG (Registered)	1,783	458,407
SGS SA (Registered)	527	1,532,391
Sika AG (Registered)	12,101	3,827,485
Sonova Holding AG (Registered)	4,786	1,805,035
STMicroelectronics NV	57,476	2,505,809
Straumann Holding AG (Registered)	890	1,592,661
Swatch Group AG (The)	2,437	638,827
Swatch Group AG (The) (Registered)	4,397	226,442
Swiss Life Holding AG (Registered)	2,718	1,378,265
Swiss Prime Site AG (Registered)	6,369	620,250
Swisscom AG (Registered)	2,195	1,260,344
Temenos AG (Registered)	5,712	775,735
UBS Group AG (Registered)	316,613	5,059,469
Vifor Pharma AG	4,152	537,601
Zurich Insurance Group AG	12,877	5,250,575

		137,381,605

Taiwan (0.1%)
Sea Ltd. (ADR)*	5,911	1,884,013

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.8%)
3i Group plc	84,475	1,455,075
Aberdeen plc	187,891	645,065
Admiral Group plc	16,119	672,705
Ashtead Group plc	38,104	2,890,441
Associated British Foods plc	31,155	774,106
AstraZeneca plc	132,802	15,987,313
Auto Trader Group plc(m)	84,771	670,784
AVEVA Group plc	10,208	493,006
Aviva plc	338,232	1,800,218
BAE Systems plc	277,157	2,094,875
Barclays plc	1,456,822	3,715,459
Barratt Developments plc	86,928	767,094
Berkeley Group Holdings plc	9,432	552,493
BP plc	1,735,388	7,861,389
British American Tobacco plc	186,823	6,518,141
British Land Co. plc (The) (REIT)	77,418	511,310
BT Group plc*	751,876	1,614,796
Bunzl plc	28,532	942,542
Burberry Group plc	35,511	864,633
CK Hutchison Holdings Ltd.	228,472	1,515,071
CNH Industrial NV	86,774	1,469,278
Coca-Cola Europacific Partners plc	17,590	972,551
Compass Group plc*	154,063	3,152,177
Croda International plc	12,152	1,387,703
DCC plc	8,505	703,951
Diageo plc	200,487	9,660,075
Direct Line Insurance Group plc	119,873	467,695
Entain plc*	50,574	1,447,729
Experian plc	79,381	3,297,553
GlaxoSmithKline plc	431,339	8,141,744
Halma plc	32,405	1,236,113
Hargreaves Lansdown plc	29,424	564,881
HSBC Holdings plc	1,750,807	9,159,393
Imperial Brands plc	80,546	1,680,943
Informa plc*	130,706	957,749
InterContinental Hotels Group plc*	15,596	1,000,064
Intertek Group plc	13,936	930,366

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
J Sainsbury plc	140,712	$538,828
JD Sports Fashion plc	40,993	577,137
Johnson Matthey plc	16,123	581,524
Just Eat Takeaway.com NV(m)*	15,714	1,145,086
Kingfisher plc	180,021	814,461
Land Securities Group plc (REIT)	61,647	573,790
Legal & General Group plc	512,344	1,934,753
Lloyds Banking Group plc	6,122,195	3,808,312
London Stock Exchange Group plc	27,892	2,786,620
M&G plc	230,477	630,773
Melrose Industries plc	380,108	879,573
National Grid plc	303,627	3,611,734
NatWest Group plc	496,228	1,505,772
Next plc	11,349	1,244,602
Ocado Group plc*	42,504	945,346
Pearson plc	64,603	617,691
Persimmon plc	28,055	999,712
Phoenix Group Holdings plc	52,672	455,471
Prudential plc	225,621	4,379,904
Reckitt Benckiser Group plc	61,572	4,819,202
RELX plc (London Stock Exchange)	73,002	2,103,731
RELX plc (Turquoise Stock Exchange)	92,157	2,661,098
Rentokil Initial plc	159,514	1,249,714
Rolls-Royce Holdings plc*	708,193	1,332,349
Sage Group plc (The)	93,984	897,019
Schroders plc	10,691	513,466
Segro plc (REIT)	103,016	1,653,035
Severn Trent plc	20,392	713,081
Smith & Nephew plc	76,815	1,319,188
Smiths Group plc	33,714	646,262
Spirax-Sarco Engineering plc	6,243	1,254,648
SSE plc	88,712	1,862,821
St James’s Place plc	45,771	927,271
Standard Chartered plc	227,463	1,333,071
Taylor Wimpey plc	304,248	628,360
Tesco plc	666,244	2,259,696
Unilever plc (Cboe Europe)	138,922	7,493,097
Unilever plc (London Stock Exchange)	85,683	4,631,854
United Utilities Group plc	57,528	748,011
Vodafone Group plc	2,338,818	3,537,790
Whitbread plc*	17,094	760,264
Wm Morrison Supermarkets plc	211,193	837,100
WPP plc	105,547	1,418,253

		172,207,951

United States (1.2%)
CyberArk Software Ltd.*	3,412	538,482
Ferguson plc	19,066	2,642,983
Jackson Financial, Inc., Class A*	3,965	103,090
James Hardie Industries plc (CHDI)	38,138	1,367,969
QIAGEN NV*	19,304	1,003,702
Schneider Electric SE	46,183	7,678,394
Stellantis NV (Euronext Paris)	92,875	1,776,995
Stellantis NV (Italian Stock Exchange)	81,653	1,559,161
Swiss Re AG	25,649	2,184,832
Tenaris SA	41,136	433,797

		19,289,405

Total Common Stocks (90.3%) (Cost $1,002,166,207)		1,437,385,833

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
Veolia Environnement SA, expiring 10/1/21(x)*	46,893	38,902

Germany (0.0%)
Continental AG*	561	33,142
Deutsche Lufthansa AG, expiring 10/5/21(x)*	24,284	57,665

		90,807

Total Rights (0.0%) (Cost $130,531)		129,709

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $1,000,004, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $1,020,000.(xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $5,277,662, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $5,383,211.(xx)	5,277,658	5,277,658
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $500,526, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $555,864.(xx)	500,500	500,500
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $71,224, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $72,652.(xx)	71,224	71,224
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $200,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $204,006.(xx)	200,000	200,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $100,001, collateralized by various Common Stocks; total market value $111,115.(xx)	$100,000	$100,000

Total Repurchase Agreements		7,149,382

Total Short-Term Investments (0.6%) (Cost $9,149,382)		9,149,382

Total Investments in Securities (90.9%) (Cost $1,011,446,120)		1,446,664,924
Other Assets Less Liabilities (9.1%)		145,042,435

Net Assets (100%)		$1,591,707,359

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $28,549,789 or 1.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $42,220,041. This was collateralized by $35,169,566 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/7/21 - 2/15/51 and by cash of $9,149,382 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Financials	$246,663,071	15.5%
Industrials	226,796,443	14.2
Consumer Discretionary	183,272,791	11.5
Health Care	182,281,452	11.5
Consumer Staples	147,250,225	9.3
Information Technology	138,303,992	8.7
Materials	105,054,566	6.6
Communication Services	69,196,766	4.4
Energy	50,000,523	3.1
Utilities	46,686,510	2.9
Real Estate	42,009,203	2.6
Repurchase Agreements	7,149,382	0.5
Investment Company	2,000,000	0.1
Cash and Other	145,042,435	9.1

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA**	166,992	4,232,063	—	(263,822)	1,069	676,406	4,645,716	254,442	—

**	Not affiliated at September 30, 2021.

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,255	12/2021	EUR	58,846,960	(1,722,598)
FTSE 100 Index	390	12/2021	GBP	37,170,253	86,727
MSCI EAFE E-Mini Index	18	12/2021	USD	2,040,300	(94,995)
SPI 200 Index	113	12/2021	AUD	14,894,740	(225,749)
TOPIX Index	202	12/2021	JPY	36,853,497	179,193

					(1,777,422)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
USD	54,806,578	EUR	46,186,201	HSBC Bank plc	12/17/2021	1,219,839
USD	1,202,097	GBP	880,055	HSBC Bank plc	12/17/2021	16,145

Total unrealized appreciation						1,235,984

AUD	17,438,781	USD	12,884,905	HSBC Bank plc	12/17/2021	(272,820)
GBP	23,725,263	USD	32,707,195	HSBC Bank plc	12/17/2021	(735,281)
JPY	2,901,115,562	USD	26,339,632	HSBC Bank plc	12/17/2021	(254,237)

Total unrealized depreciation						(1,262,338)

Net unrealized depreciation						(26,354)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$111,890,926	$—		$111,890,926
Austria	—	4,088,051	—		4,088,051
Belgium	—	11,771,174	—		11,771,174
Brazil	—	732,211	—		732,211
Chile	—	629,048	—		629,048
China	401,489	9,319,083	—		9,720,572
Denmark	—	37,733,990	—		37,733,990
Finland	—	18,367,749	—		18,367,749
France	—	148,006,323	—		148,006,323
Germany	—	128,453,607	—		128,453,607
Hong Kong	1,647,656	34,683,596	—		36,331,252
Ireland	—	10,218,597	—		10,218,597
Israel	2,925,911	5,434,868	—		8,360,779
Italy	—	29,317,009	—		29,317,009
Japan	—	347,956,728	—		347,956,728
Jordan	—	508,049	—		508,049
Luxembourg	—	3,318,580	—		3,318,580
Macau	—	1,625,303	—		1,625,303
Malta	—	—	—	(a)	— (a)
Netherlands	—	77,353,350	—		77,353,350
New Zealand	—	4,626,626	—		4,626,626
Norway	—	8,415,116	—		8,415,116
Poland	—	286,422	—		286,422
Portugal	—	2,158,556	—	(a)	2,158,556
Russia	—	904,928	—		904,928
Saudi Arabia	—	1,775,485	—		1,775,485
Singapore	—	14,328,046	—		14,328,046
South Africa	—	3,813,890	—		3,813,890
Spain	—	34,688,555	—		34,688,555
Sweden	—	49,241,937	—		49,241,937
Switzerland	—	137,381,605	—		137,381,605
Taiwan	1,884,013	—	—		1,884,013
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	972,551	171,235,400	—		172,207,951
United States	641,572	18,647,833	—		19,289,405
Forward Currency Contracts	—	1,235,984	—		1,235,984
Futures	265,920	—	—		265,920
Rights
France	—	38,902	—		38,902
Germany	—	90,807	—		90,807
Short-Term Investments
Investment Company	2,000,000	—	—		2,000,000
Repurchase Agreements	—	7,149,382	—		7,149,382

Total Assets	$10,739,112	$1,437,427,716	$—		$1,448,166,828

Liabilities:
Forward Currency Contracts	$—	$(1,262,338)	$—		$(1,262,338)
Futures	(2,043,342)	—	—		(2,043,342)

Total Liabilities	$(2,043,342)	$(1,262,338)	$—		$(3,305,680)

Total	$8,695,770	$1,436,165,378	$—		$1,444,861,148

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$616,969,838
Aggregate gross unrealized depreciation	(197,199,357)

Net unrealized appreciation	$419,770,481

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,025,090,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	1,750,619	$47,284,219
Lumen Technologies, Inc.	250,291	3,101,106
Verizon Communications, Inc.	1,015,093	54,825,173

		105,210,498

Entertainment (1.7%)
Activision Blizzard, Inc.	191,738	14,838,604
Electronic Arts, Inc.	68,598	9,758,065
Live Nation Entertainment, Inc.*	32,304	2,943,864
Netflix, Inc.*	108,518	66,232,876
Take-Two Interactive Software, Inc.*	27,674	4,263,733
Walt Disney Co. (The)*	445,532	75,370,648

		173,407,790

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A*	73,821	197,361,920
Alphabet, Inc., Class C*	69,080	184,119,615
Facebook, Inc., Class A*	584,474	198,364,631
Match Group, Inc.*	67,870	10,654,911
Twitter, Inc.*	196,078	11,841,150

		602,342,227

Media (1.1%)
Charter Communications, Inc., Class A*	31,099	22,626,388
Comcast Corp., Class A	1,123,018	62,810,397
Discovery, Inc., Class A(x)*	42,927	1,089,487
Discovery, Inc., Class C*	75,421	1,830,468
DISH Network Corp., Class A*	66,519	2,890,916
Fox Corp., Class A	74,389	2,983,743
Fox Corp., Class B	33,308	1,236,393
Interpublic Group of Cos., Inc. (The)	91,744	3,364,252
News Corp., Class A	88,104	2,073,087
News Corp., Class B	31,926	741,641
Omnicom Group, Inc.	50,887	3,687,272
ViacomCBS, Inc.	149,137	5,892,403

		111,226,447

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	142,822	18,246,939

Total Communication Services		1,010,433,901

Consumer Discretionary (11.1%)
Auto Components (0.1%)
Aptiv plc*	66,905	9,966,838
BorgWarner, Inc.	62,630	2,706,242

		12,673,080

Automobiles (1.9%)
Ford Motor Co.*	963,177	13,638,586
General Motors Co.*	355,940	18,761,597
Tesla, Inc.*	198,951	154,282,522

		186,682,705

Distributors (0.1%)
Genuine Parts Co.	37,109	4,498,724
LKQ Corp.*	66,714	3,357,049
Pool Corp.	10,010	4,348,444

		12,204,217

Hotels, Restaurants & Leisure (1.9%)
Booking Holdings, Inc.*	10,034	23,819,412
Caesars Entertainment, Inc.*	54,631	6,133,969
Carnival Corp.*	188,591	4,716,661
Chipotle Mexican Grill, Inc.*	6,872	12,489,997
Darden Restaurants, Inc.	31,131	4,715,413
Domino’s Pizza, Inc.	9,036	4,309,811
Expedia Group, Inc.*	35,580	5,831,562
Hilton Worldwide Holdings, Inc.*	68,902	9,102,643
Las Vegas Sands Corp.*	86,221	3,155,689
Marriott International, Inc., Class A*	68,046	10,076,932
McDonald’s Corp.	183,104	44,148,205
MGM Resorts International	95,794	4,133,511
Norwegian Cruise Line Holdings Ltd.(x)*	98,165	2,621,987
Penn National Gaming, Inc.*	35,813	2,595,010
Royal Caribbean Cruises Ltd.*	54,930	4,886,023
Starbucks Corp.	289,097	31,890,290
Wynn Resorts Ltd.*	24,225	2,053,069
Yum! Brands, Inc.	72,753	8,898,419

		185,578,603

Household Durables (0.3%)
DR Horton, Inc.	78,753	6,612,889
Garmin Ltd.	38,425	5,973,551
Leggett & Platt, Inc.	36,782	1,649,305
Lennar Corp., Class A	70,133	6,570,059
Mohawk Industries, Inc.*	13,067	2,318,086
Newell Brands, Inc.	95,029	2,103,942
NVR, Inc.*	821	3,935,940
PulteGroup, Inc.	60,901	2,796,574
Whirlpool Corp.	14,584	2,973,094

		34,933,440

Internet & Direct Marketing Retail (3.7%)
Amazon.com, Inc.*	106,788	350,802,851
eBay, Inc.	162,925	11,350,985
Etsy, Inc.*	30,675	6,379,173

		368,533,009

Leisure Products (0.0%)
Hasbro, Inc.	30,210	2,695,336

Multiline Retail (0.5%)
Dollar General Corp.	57,085	12,110,012
Dollar Tree, Inc.*	57,256	5,480,544
Target Corp.	121,234	27,734,702

		45,325,258

Specialty Retail (2.0%)
Advance Auto Parts, Inc.	15,849	3,310,698
AutoZone, Inc.*	5,275	8,956,897
Bath & Body Works, Inc.	64,912	4,091,403
Best Buy Co., Inc.	53,792	5,686,352
CarMax, Inc.*	41,724	5,339,003
Gap, Inc. (The)	45,359	1,029,649
Home Depot, Inc. (The)	260,695	85,575,741
Lowe’s Cos., Inc.	173,319	35,159,492
O’Reilly Automotive, Inc.*	16,906	10,330,580
Ross Stores, Inc.	89,403	9,731,517
TJX Cos., Inc. (The)	294,273	19,416,133
Tractor Supply Co.	27,225	5,516,057
Ulta Beauty, Inc.*	13,230	4,774,972

		198,918,494

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	76,325	1,309,737
NIKE, Inc., Class B	313,367	45,510,289
PVH Corp.*	19,185	1,972,026
Ralph Lauren Corp.	13,001	1,443,631
Tapestry, Inc.	64,272	2,379,350
Under Armour, Inc., Class A*	54,627	1,102,373
Under Armour, Inc., Class C*	55,052	964,511
VF Corp.	77,454	5,188,644

		59,870,561

Total Consumer Discretionary		1,107,414,703

Consumer Staples (5.2%)
Beverages (1.2%)
Brown-Forman Corp., Class B	47,857	3,206,898
Coca-Cola Co. (The)	952,532	49,979,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	41,289	$8,699,179
Molson Coors Beverage Co., Class B	49,652	2,302,860
Monster Beverage Corp.*	94,448	8,389,816
PepsiCo, Inc.	338,873	50,969,888

		123,547,995

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	108,389	48,704,597
Kroger Co. (The)	166,722	6,740,570
Sysco Corp.	126,551	9,934,254
Walgreens Boots Alliance, Inc.	177,477	8,350,293
Walmart, Inc.	350,392	48,837,637

		122,567,351

Food Products (0.8%)
Archer-Daniels-Midland Co.	138,160	8,290,982
Campbell Soup Co.	52,994	2,215,679
Conagra Brands, Inc.	113,470	3,843,229
General Mills, Inc.	147,915	8,848,275
Hershey Co. (The)	35,613	6,027,500
Hormel Foods Corp.	65,709	2,694,069
J M Smucker Co. (The)	26,642	3,197,839
Kellogg Co.	65,945	4,215,204
Kraft Heinz Co. (The)	171,351	6,309,144
Lamb Weston Holdings, Inc.	33,107	2,031,777
McCormick & Co., Inc. (Non-Voting)	58,981	4,779,231
Mondelez International, Inc., Class A	342,396	19,920,599
Tyson Foods, Inc., Class A	72,768	5,744,306

		78,117,834

Household Products (1.2%)
Church & Dwight Co., Inc.	62,751	5,181,350
Clorox Co. (The)	30,456	5,043,818
Colgate-Palmolive Co.	205,668	15,544,387
Kimberly-Clark Corp.	83,171	11,015,167
Procter & Gamble Co. (The)	595,167	83,204,347

		119,989,069

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	56,526	16,953,843

Tobacco (0.6%)
Altria Group, Inc.	451,554	20,554,738
Philip Morris International, Inc.	382,130	36,222,103

		56,776,841

Total Consumer Staples		517,952,933

Energy (2.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	203,132	5,023,454
Halliburton Co.	228,748	4,945,532
Schlumberger NV	345,909	10,252,743

		20,221,729

Oil, Gas & Consumable Fuels (2.3%)
APA Corp.	83,700	1,793,691
Cabot Oil & Gas Corp.	110,645	2,407,635
Chevron Corp.	474,166	48,104,141
ConocoPhillips	328,322	22,250,382
Devon Energy Corp.	158,928	5,643,533
Diamondback Energy, Inc.	40,177	3,803,557
EOG Resources, Inc.	142,737	11,457,499
Exxon Mobil Corp.	1,038,005	61,055,454
Hess Corp.	67,271	5,254,538
Kinder Morgan, Inc.	481,658	8,058,138
Marathon Oil Corp.	194,807	2,663,012
Marathon Petroleum Corp.	157,590	9,740,638
Occidental Petroleum Corp.	217,491	6,433,384
ONEOK, Inc.	108,768	6,307,456
Phillips 66	107,836	7,551,755
Pioneer Natural Resources Co.	54,756	9,117,422
Valero Energy Corp.	101,085	7,133,568
Williams Cos., Inc. (The)	300,627	7,798,264

		226,574,067

Total Energy		246,795,796

Financials (10.2%)
Banks (4.0%)
Bank of America Corp.	1,815,621	77,073,111
Citigroup, Inc.	496,937	34,875,039
Citizens Financial Group, Inc.	104,472	4,908,095
Comerica, Inc.	31,654	2,548,147
Fifth Third Bancorp	167,747	7,119,183
First Republic Bank	43,535	8,397,031
Huntington Bancshares, Inc.	353,701	5,468,217
JPMorgan Chase & Co.	732,650	119,927,478
KeyCorp	230,245	4,977,897
M&T Bank Corp.	31,488	4,702,418
People’s United Financial, Inc.	106,641	1,863,018
PNC Financial Services Group, Inc. (The)‡	103,664	20,280,825
Regions Financial Corp.	227,105	4,839,607
SVB Financial Group*	14,461	9,354,532
Truist Financial Corp.	327,280	19,194,972
US Bancorp	329,827	19,604,917
Wells Fargo & Co.	1,006,829	46,726,934
Zions Bancorp NA	42,399	2,624,074

		394,485,495

Capital Markets (2.7%)
Ameriprise Financial, Inc.	27,545	7,275,185
Bank of New York Mellon Corp. (The)	192,657	9,987,339
BlackRock, Inc.‡	35,090	29,428,579
Cboe Global Markets, Inc.	25,363	3,141,461
Charles Schwab Corp. (The)	367,146	26,742,915
CME Group, Inc.	87,357	16,893,097
Franklin Resources, Inc.	71,153	2,114,667
Goldman Sachs Group, Inc. (The)	82,651	31,244,558
Intercontinental Exchange, Inc.	136,855	15,713,691
Invesco Ltd.	83,713	2,018,321
MarketAxess Holdings, Inc.	8,896	3,742,458
Moody’s Corp.	39,813	14,137,995
Morgan Stanley	357,884	34,825,692
MSCI, Inc.	20,229	12,306,110
Nasdaq, Inc.	29,463	5,686,948
Northern Trust Corp.	51,165	5,516,099
Raymond James Financial, Inc.	43,515	4,015,564
S&P Global, Inc.	58,971	25,056,188
State Street Corp.	83,488	7,073,103
T. Rowe Price Group, Inc.	55,694	10,955,010

		267,874,980

Consumer Finance (0.6%)
American Express Co.	157,774	26,431,878
Capital One Financial Corp.	109,380	17,716,279
Discover Financial Services	73,146	8,985,986
Synchrony Financial	142,616	6,971,070

		60,105,213

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	454,491	124,048,774

Insurance (1.7%)
Aflac, Inc.	151,299	7,887,217
Allstate Corp. (The)	71,686	9,126,345
American International Group, Inc.	210,094	11,532,060
Aon plc, Class A	54,866	15,679,057
Arthur J Gallagher & Co.	50,683	7,534,028
Assurant, Inc.	13,339	2,104,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Brown & Brown, Inc.	57,308	$3,177,729
Chubb Ltd.	107,572	18,661,590
Cincinnati Financial Corp.	35,595	4,065,661
Everest Re Group Ltd.	9,739	2,442,346
Globe Life, Inc.	23,786	2,117,667
Hartford Financial Services Group, Inc. (The)	85,125	5,980,031
Lincoln National Corp.	40,538	2,786,987
Loews Corp.	48,161	2,597,323
Marsh & McLennan Cos., Inc.	124,045	18,784,134
MetLife, Inc.	178,583	11,023,929
Principal Financial Group, Inc.	62,458	4,022,295
Progressive Corp. (The)	141,659	12,804,557
Prudential Financial, Inc.	94,045	9,893,534
Travelers Cos., Inc. (The)	61,172	9,298,756
W R Berkley Corp.	35,348	2,586,767
Willis Towers Watson plc	31,922	7,420,588

		171,526,828

Total Financials		1,018,041,290

Health Care (11.9%)
Biotechnology (1.7%)
AbbVie, Inc.	433,284	46,738,345
Amgen, Inc.	139,229	29,607,047
Biogen, Inc.*	36,541	10,340,737
Gilead Sciences, Inc.	306,292	21,394,496
Incyte Corp.*	43,469	2,989,798
Moderna, Inc.*	86,102	33,137,216
Regeneron Pharmaceuticals, Inc.*	25,899	15,673,557
Vertex Pharmaceuticals, Inc.*	64,036	11,615,490

		171,496,686

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	434,668	51,347,331
ABIOMED, Inc.*	11,154	3,630,850
Align Technology, Inc.*	18,373	12,225,945
Baxter International, Inc.	121,975	9,810,449
Becton Dickinson and Co.	70,415	17,309,415
Boston Scientific Corp.*	350,955	15,227,938
Cooper Cos., Inc. (The)	12,266	5,069,661
Danaher Corp.	155,783	47,426,577
Dentsply Sirona, Inc.	53,903	3,129,069
Dexcom, Inc.*	23,406	12,799,805
Edwards Lifesciences Corp.*	151,440	17,144,523
Hologic, Inc.*	61,916	4,570,020
IDEXX Laboratories, Inc.*	20,650	12,842,235
Intuitive Surgical, Inc.*	29,020	28,850,233
Medtronic plc	329,505	41,303,452
ResMed, Inc.	35,997	9,487,009
STERIS plc	24,651	5,035,706
Stryker Corp.	82,288	21,700,991
Teleflex, Inc.	12,060	4,541,193
West Pharmaceutical Services, Inc.	18,679	7,929,983
Zimmer Biomet Holdings, Inc.	51,536	7,542,809

		338,925,194

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	36,589	4,370,556
Anthem, Inc.	59,780	22,285,984
Cardinal Health, Inc.	72,033	3,562,752
Centene Corp.*	141,472	8,815,120
Cigna Corp.	83,389	16,691,142
CVS Health Corp.	322,385	27,357,591
DaVita, Inc.*	16,371	1,903,292
HCA Healthcare, Inc.	60,440	14,669,997
Henry Schein, Inc.*	34,513	2,628,510
Humana, Inc.	31,110	12,106,457
Laboratory Corp. of America Holdings*	23,217	6,534,193
McKesson Corp.	37,777	7,531,978
Quest Diagnostics, Inc.	29,957	4,353,052
UnitedHealth Group, Inc.	231,189	90,334,790
Universal Health Services, Inc., Class B	19,165	2,651,861

		225,797,275

Health Care Technology (0.1%)
Cerner Corp.	70,487	4,970,743

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	74,762	11,777,258
Bio-Rad Laboratories, Inc., Class A*	5,545	4,136,293
Bio-Techne Corp.	9,256	4,485,180
Charles River Laboratories International, Inc.*	12,801	5,282,589
Illumina, Inc.*	36,116	14,649,011
IQVIA Holdings, Inc.*	46,980	11,253,589
Mettler-Toledo International, Inc.*	5,647	7,777,952
PerkinElmer, Inc.	26,722	4,630,655
Thermo Fisher Scientific, Inc.	96,460	55,110,492
Waters Corp.*	15,081	5,388,441

		124,491,460

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	544,828	32,237,473
Catalent, Inc.*	40,526	5,392,795
Eli Lilly and Co.	194,667	44,977,810
Johnson & Johnson	645,444	104,239,206
Merck & Co., Inc.	620,654	46,617,322
Organon & Co.	63,775	2,091,182
Pfizer, Inc.	1,374,674	59,124,729
Viatris, Inc.	301,623	4,086,991
Zoetis, Inc.	116,084	22,536,548

		321,304,056

Total Health Care		1,186,985,414

Industrials (7.2%)
Aerospace & Defense (1.4%)
Boeing Co. (The)*	134,686	29,622,839
General Dynamics Corp.	58,023	11,374,249
Howmet Aerospace, Inc.	90,577	2,826,002
Huntington Ingalls Industries, Inc.	10,172	1,963,806
L3Harris Technologies, Inc.	49,169	10,828,981
Lockheed Martin Corp.	60,503	20,879,585
Northrop Grumman Corp.	37,004	13,326,991
Raytheon Technologies Corp.	369,709	31,780,186
Textron, Inc.	58,273	4,068,038
TransDigm Group, Inc.*	12,837	8,017,605

		134,688,282

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	30,497	2,653,239
Expeditors International of Washington, Inc.	41,689	4,966,411
FedEx Corp.	60,377	13,240,072
United Parcel Service, Inc., Class B	178,929	32,582,971

		53,442,693

Airlines (0.2%)
Alaska Air Group, Inc.*	33,367	1,955,306
American Airlines Group, Inc.*	167,477	3,436,628
Delta Air Lines, Inc.*	157,267	6,701,147
Southwest Airlines Co.*	146,290	7,523,695
United Airlines Holdings, Inc.(x)*	84,319	4,011,055

		23,627,831

Building Products (0.4%)
A O Smith Corp.	30,034	1,834,176
Allegion plc	22,222	2,937,304
Carrier Global Corp.	212,747	11,011,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	33,788	$3,021,323
Johnson Controls International plc	173,566	11,816,373
Masco Corp.	61,798	3,432,879
Trane Technologies plc	58,628	10,122,124

		44,175,964

Commercial Services & Supplies (0.4%)
Cintas Corp.	21,061	8,017,080
Copart, Inc.*	53,452	7,414,861
Republic Services, Inc.	50,862	6,106,492
Rollins, Inc.	57,309	2,024,727
Waste Management, Inc.	94,272	14,080,466

		37,643,626

Construction & Engineering (0.0%)
Quanta Services, Inc.	32,810	3,734,434

Electrical Equipment (0.5%)
AMETEK, Inc.	56,694	7,030,623
Eaton Corp. plc	96,817	14,455,746
Emerson Electric Co.	145,538	13,709,680
Generac Holdings, Inc.*	15,132	6,183,994
Rockwell Automation, Inc.	28,714	8,443,065

		49,823,108

Industrial Conglomerates (1.0%)
3M Co.	141,873	24,887,362
General Electric Co.	268,780	27,692,403
Honeywell International, Inc.	169,275	35,933,697
Roper Technologies, Inc.	25,794	11,507,477

		100,020,939

Machinery (1.4%)
Caterpillar, Inc.	134,155	25,753,735
Cummins, Inc.	34,615	7,773,144
Deere & Co.	69,600	23,320,872
Dover Corp.	34,552	5,372,836
Fortive Corp.	89,311	6,302,677
IDEX Corp.	19,755	4,088,297
Illinois Tool Works, Inc.	69,837	14,430,419
Ingersoll Rand, Inc.*	99,342	5,007,830
Otis Worldwide Corp.	104,640	8,609,779
PACCAR, Inc.	85,957	6,783,726
Parker-Hannifin Corp.	31,925	8,926,869
Pentair plc	40,790	2,962,578
Snap-on, Inc.	12,556	2,623,576
Stanley Black & Decker, Inc.	41,092	7,203,839
Westinghouse Air Brake Technologies Corp.	47,184	4,067,733
Xylem, Inc.	43,161	5,338,153

		138,566,063

Professional Services (0.4%)
Equifax, Inc.	29,594	7,499,712
IHS Markit Ltd.	97,734	11,397,739
Jacobs Engineering Group, Inc.	30,835	4,086,563
Leidos Holdings, Inc.	34,710	3,336,672
Nielsen Holdings plc	79,963	1,534,490
Robert Half International, Inc.	28,325	2,841,847
Verisk Analytics, Inc.	38,663	7,743,039

		38,440,062

Road & Rail (0.8%)
CSX Corp.	550,294	16,365,744
JB Hunt Transport Services, Inc.	21,775	3,641,215
Kansas City Southern	22,010	5,956,786
Norfolk Southern Corp.	60,554	14,487,545
Old Dominion Freight Line, Inc.	22,858	6,536,931
Union Pacific Corp.	159,891	31,340,235

		78,328,456

Trading Companies & Distributors (0.2%)
Fastenal Co.	141,425	7,298,944
United Rentals, Inc.*	17,827	6,256,029
WW Grainger, Inc.	10,515	4,133,026

		17,687,999

Total Industrials		720,179,457

Information Technology (24.8%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	14,404	4,949,791
Cisco Systems, Inc.	1,033,259	56,240,287
F5 Networks, Inc.*	14,908	2,963,412
Juniper Networks, Inc.	78,860	2,170,227
Motorola Solutions, Inc.	40,814	9,481,909

		75,805,626

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	149,918	10,978,495
CDW Corp.	33,712	6,136,258
Corning, Inc.	188,643	6,883,583
IPG Photonics Corp.*	9,796	1,551,686
Keysight Technologies, Inc.*	45,259	7,435,601
TE Connectivity Ltd.	79,272	10,877,704
Teledyne Technologies, Inc.*	11,530	4,953,058
Trimble, Inc.*	61,954	5,095,717
Zebra Technologies Corp., Class A*	12,915	6,656,649

		60,568,751

IT Services (4.4%)
Accenture plc, Class A	155,481	49,741,482
Akamai Technologies, Inc.*	40,658	4,252,420
Automatic Data Processing, Inc.	103,733	20,738,301
Broadridge Financial Solutions, Inc.	29,771	4,961,040
Cognizant Technology Solutions Corp., Class A	127,298	9,446,785
DXC Technology Co.*	67,874	2,281,245
Fidelity National Information Services, Inc.	151,165	18,393,757
Fiserv, Inc.*	144,800	15,710,800
FleetCor Technologies, Inc.*	20,457	5,344,800
Gartner, Inc.*	20,407	6,201,279
Global Payments, Inc.	71,051	11,196,217
International Business Machines Corp.	219,015	30,427,754
Jack Henry & Associates, Inc.	17,324	2,842,175
Mastercard, Inc., Class A	213,595	74,262,710
Paychex, Inc.	76,919	8,649,542
PayPal Holdings, Inc.*	288,100	74,966,501
VeriSign, Inc.*	24,208	4,962,882
Visa, Inc., Class A	413,784	92,170,386
Western Union Co. (The)	100,083	2,023,678

		438,573,754

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc.*	297,400	30,602,460
Analog Devices, Inc.	131,448	22,014,911
Applied Materials, Inc.	224,094	28,847,621
Broadcom, Inc.	100,444	48,708,309
Enphase Energy, Inc.*	33,287	4,992,051
Intel Corp.	993,822	52,950,836
KLA Corp.	37,134	12,421,694
Lam Research Corp.	34,822	19,818,941
Microchip Technology, Inc.	67,451	10,353,054
Micron Technology, Inc.	273,659	19,424,316
Monolithic Power Systems, Inc.	10,998	5,330,511
NVIDIA Corp.	611,000	126,574,760
NXP Semiconductors NV	65,007	12,732,921
Qorvo, Inc.*	27,136	4,536,868
QUALCOMM, Inc.	276,568	35,671,741
Skyworks Solutions, Inc.	40,807	6,724,177
Teradyne, Inc.	40,461	4,417,127
Texas Instruments, Inc.	226,357	43,508,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Xilinx, Inc.	62,424	$9,425,400

		499,055,777

Software (8.3%)
Adobe, Inc.*	116,806	67,247,550
ANSYS, Inc.*	21,104	7,184,857
Autodesk, Inc.*	53,434	15,237,774
Cadence Design Systems, Inc.*	67,862	10,277,021
Ceridian HCM Holding, Inc.*	33,069	3,724,231
Citrix Systems, Inc.	28,943	3,107,610
Fortinet, Inc.*	33,532	9,792,685
Intuit, Inc.	66,999	36,146,630
Microsoft Corp.	1,842,536	519,447,749
NortonLifeLock, Inc.	144,609	3,658,608
Oracle Corp.	403,888	35,190,761
Paycom Software, Inc.*	11,883	5,890,997
PTC, Inc.*	27,120	3,248,705
salesforce.com, Inc.*	237,793	64,494,217
ServiceNow, Inc.*	48,406	30,121,602
Synopsys, Inc.*	36,897	11,047,331
Tyler Technologies, Inc.*	9,664	4,432,394

		830,250,722

Technology Hardware, Storage & Peripherals (5.7%)
Apple, Inc.	3,850,296	544,816,884
Hewlett Packard Enterprise Co.	334,621	4,768,349
HP, Inc.	303,027	8,290,819
NetApp, Inc.	54,941	4,931,504
Seagate Technology Holdings plc	52,827	4,359,284
Western Digital Corp.*	74,976	4,231,646

		571,398,486

Total Information Technology		2,475,653,116

Materials (2.2%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	53,677	13,747,216
Albemarle Corp.	27,863	6,101,161
Celanese Corp.	27,215	4,099,668
CF Industries Holdings, Inc.	53,661	2,995,357
Corteva, Inc.	178,908	7,528,449
Dow, Inc.	183,090	10,538,660
DuPont de Nemours, Inc.	126,386	8,592,984
Eastman Chemical Co.	32,155	3,239,295
Ecolab, Inc.	60,203	12,559,550
FMC Corp.	31,734	2,905,565
International Flavors & Fragrances, Inc.	61,576	8,233,943
Linde plc	126,616	37,146,602
LyondellBasell Industries NV, Class A	65,453	6,142,764
Mosaic Co. (The)	79,200	2,829,024
PPG Industries, Inc.	58,650	8,387,536
Sherwin-Williams Co. (The)	59,941	16,767,296

		151,815,070

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,873	5,081,807
Vulcan Materials Co.	32,452	5,489,580

		10,571,387

Containers & Packaging (0.3%)
Amcor plc	369,712	4,284,962
Avery Dennison Corp.	19,576	4,056,343
Ball Corp.	80,674	7,258,240
International Paper Co.	94,429	5,280,469
Packaging Corp. of America	23,441	3,221,731
Sealed Air Corp.	37,630	2,061,748
Westrock Co.	69,684	3,472,354

		29,635,847

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	367,246	11,946,512
Newmont Corp.	196,786	10,685,480
Nucor Corp.	72,010	7,092,265

		29,724,257

Total Materials		221,746,561

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.2%)
Alexandria Real Estate Equities, Inc. (REIT)	33,238	6,350,785
American Tower Corp. (REIT)	111,532	29,601,708
AvalonBay Communities, Inc. (REIT)	33,661	7,460,624
Boston Properties, Inc. (REIT)	34,499	3,737,967
Crown Castle International Corp. (REIT)	105,433	18,273,648
Digital Realty Trust, Inc. (REIT)	68,706	9,924,582
Duke Realty Corp. (REIT)	89,414	4,280,248
Equinix, Inc. (REIT)	21,828	17,246,958
Equity Residential (REIT)	82,756	6,696,615
Essex Property Trust, Inc. (REIT)	15,412	4,927,833
Extra Space Storage, Inc. (REIT)	33,988	5,709,644
Federal Realty Investment Trust (REIT)	18,761	2,213,610
Healthpeak Properties, Inc. (REIT)	138,595	4,640,161
Host Hotels & Resorts, Inc. (REIT)*	184,211	3,008,166
Iron Mountain, Inc. (REIT)(x)	71,073	3,088,122
Kimco Realty Corp. (REIT)	151,648	3,146,696
Mid-America Apartment Communities, Inc. (REIT)	29,435	5,496,986
Prologis, Inc. (REIT)	180,900	22,690,287
Public Storage (REIT)	37,276	11,074,700
Realty Income Corp. (REIT)	95,472	6,192,314
Regency Centers Corp. (REIT)	38,089	2,564,532
SBA Communications Corp. (REIT)	26,580	8,786,551
Simon Property Group, Inc. (REIT)	80,223	10,426,583
UDR, Inc. (REIT)	67,429	3,572,388
Ventas, Inc. (REIT)	94,412	5,212,486
Vornado Realty Trust (REIT)	44,629	1,874,864
Welltower, Inc. (REIT)	101,707	8,380,657
Weyerhaeuser Co. (REIT)	189,762	6,749,834

		223,329,549

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	82,475	8,029,766

Total Real Estate		231,359,315

Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	62,564	3,502,333
American Electric Power Co., Inc.	123,624	10,035,796
Duke Energy Corp.	187,570	18,304,956
Edison International	93,184	5,168,917
Entergy Corp.	49,628	4,928,557
Evergy, Inc.	54,182	3,370,120
Eversource Energy	84,691	6,924,336
Exelon Corp.	245,039	11,845,185
FirstEnergy Corp.	130,118	4,634,803
NextEra Energy, Inc.	480,993	37,767,570
NRG Energy, Inc.	60,915	2,487,159
Pinnacle West Capital Corp.	28,147	2,036,717
PPL Corp.	183,546	5,117,263
Southern Co. (The)	257,674	15,968,058
Xcel Energy, Inc.	133,138	8,321,125

		140,412,895

Gas Utilities (0.0%)
Atmos Energy Corp.	30,075	2,652,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	157,116	$3,586,958

Multi-Utilities (0.7%)
Ameren Corp.	63,217	5,120,577
CenterPoint Energy, Inc.	144,055	3,543,753
CMS Energy Corp.	71,525	4,272,188
Consolidated Edison, Inc.	88,549	6,427,772
Dominion Energy, Inc.	199,414	14,561,210
DTE Energy Co.	49,311	5,508,532
NiSource, Inc.	98,705	2,391,622
Public Service Enterprise Group, Inc.	125,210	7,625,289
Sempra Energy	79,674	10,078,761
WEC Energy Group, Inc.	77,812	6,863,019

		66,392,723

Water Utilities (0.1%)
American Water Works Co., Inc.	44,725	7,560,314

Total Utilities		220,605,505

Total Common Stocks (89.8%) (Cost $3,406,279,207)		8,957,167,991

SHORT-TERM INVESTMENTS:
Investment Companies (5.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	491,396,143	491,641,841

Total Investment Companies		493,641,841

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $200,001, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $1,339,583, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $1,366,373.(xx)	1,339,582	1,339,582

Total Repurchase Agreements		1,539,582

Total Short-Term Investments (5.0%) (Cost $495,263,810)		495,181,423

Total Investments in Securities (94.8%) (Cost $3,901,543,017)		9,452,349,414
Other Assets Less Liabilities (5.2%)		517,298,599

Net Assets (100%)		$9,969,648,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $5,456,358. This was collateralized by $2,174,637 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 1/31/22 – 8/15/50 and by cash of $3,539,582 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	103,664	17,280,573	—	(2,132,845)	1,139,650	3,993,447	20,280,825	392,377	—
Capital Markets
BlackRock, Inc.	35,090	28,013,069	—	(2,925,620)	1,069,908	3,271,222	29,428,579	450,583	—

Total		45,293,642	—	(5,058,465)	2,209,558	7,264,669	49,709,404	842,960	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4,733	12/2021	USD	1,017,062,538	(39,524,614)

					(39,524,614)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,010,433,901	$—	$—	$1,010,433,901
Consumer Discretionary	1,107,414,703	—	—	1,107,414,703
Consumer Staples	517,952,933	—	—	517,952,933
Energy	246,795,796	—	—	246,795,796
Financials	1,018,041,290	—	—	1,018,041,290
Health Care	1,186,985,414	—	—	1,186,985,414
Industrials	720,179,457	—	—	720,179,457
Information Technology	2,475,653,116	—	—	2,475,653,116
Materials	221,746,561	—	—	221,746,561
Real Estate	231,359,315	—	—	231,359,315
Utilities	220,605,505	—	—	220,605,505
Short-Term Investments
Investment Companies	493,641,841	—	—	493,641,841
Repurchase Agreements	—	1,539,582	—	1,539,582

Total Assets	$9,450,809,832	$1,539,582	$—	$9,452,349,414

Liabilities:
Futures	$(39,524,614)	$—	$—	$(39,524,614)

Total Liabilities	$(39,524,614)	$—	$—	$(39,524,614)

Total	$9,411,285,218	$1,539,582	$—	$9,412,824,800

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,753,967,519
Aggregate gross unrealized depreciation	(257,601,499)

Net unrealized appreciation	$5,496,366,020

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,916,458,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	45,464	$1,811,740

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	15,436	868,429

Interactive Media & Services (0.2%)
TripAdvisor, Inc.*	33,921	1,148,226
Yelp, Inc.*	23,829	887,392

		2,035,618

Media (0.9%)
Cable One, Inc.	1,706	3,093,200
John Wiley & Sons, Inc., Class A	15,011	783,724
New York Times Co. (The), Class A	57,579	2,836,917
TEGNA, Inc.	75,612	1,491,069

		8,204,910

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	34,005	663,098

Total Communication Services		13,583,795

Consumer Discretionary (13.7%)
Auto Components (1.5%)
Adient plc*	32,399	1,342,939
Dana, Inc.	49,556	1,102,125
Fox Factory Holding Corp.*	14,508	2,096,986
Gentex Corp.	82,342	2,715,639
Goodyear Tire & Rubber Co. (The)*	96,468	1,707,484
Lear Corp.	20,586	3,221,297
Visteon Corp.*	9,517	898,310

		13,084,780

Automobiles (0.5%)
Harley-Davidson, Inc.	53,015	1,940,879
Thor Industries, Inc.	19,079	2,342,138

		4,283,017

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	1,401	825,413
Grand Canyon Education, Inc.*	15,571	1,369,625
H&R Block, Inc.	61,357	1,533,925
Service Corp. International	57,747	3,479,835

		7,208,798

Hotels, Restaurants & Leisure (2.8%)
Boyd Gaming Corp.*	28,331	1,792,219
Choice Hotels International, Inc.	11,310	1,429,245
Churchill Downs, Inc.	11,946	2,867,996
Cracker Barrel Old Country Store, Inc.	8,122	1,135,780
Jack in the Box, Inc.	7,468	726,860
Marriott Vacations Worldwide Corp.	14,717	2,315,426
Papa John’s International, Inc.	11,214	1,424,066
Scientific Games Corp., Class A*	30,811	2,559,470
Six Flags Entertainment Corp.*	27,052	1,149,710
Texas Roadhouse, Inc.	24,063	2,197,674
Travel + Leisure Co.	29,738	1,621,613
Wendy’s Co. (The)	61,082	1,324,258
Wingstop, Inc.	10,250	1,680,282
Wyndham Hotels & Resorts, Inc.	32,228	2,487,679

		24,712,278

Household Durables (1.4%)
Helen of Troy Ltd.*	8,304	1,865,743
KB Home	31,163	1,212,864
Taylor Morrison Home Corp., Class A*	43,174	1,113,026
Tempur Sealy International, Inc.	67,712	3,142,514
Toll Brothers, Inc.	39,964	2,209,609
TopBuild Corp.*	11,349	2,324,389
Tri Pointe Homes, Inc.*	39,211	824,215

		12,692,360

Leisure Products (1.2%)
Brunswick Corp.	26,706	2,544,280
Callaway Golf Co.*	39,979	1,104,620
Mattel, Inc.*	120,253	2,231,896
Polaris, Inc.	19,626	2,348,447
YETI Holdings, Inc.*	30,132	2,582,011

		10,811,254

Multiline Retail (0.6%)
Kohl’s Corp.	53,837	2,535,184
Nordstrom, Inc.(x)*	39,008	1,031,762
Ollie’s Bargain Outlet Holdings, Inc.*	20,922	1,261,178

		4,828,124

Specialty Retail (3.4%)
American Eagle Outfitters, Inc.(x)	52,633	1,357,931
AutoNation, Inc.*	15,049	1,832,366
Dick’s Sporting Goods, Inc.(x)	22,583	2,704,766
Five Below, Inc.*	19,295	3,411,549
Foot Locker, Inc.	31,042	1,417,378
GameStop Corp., Class A(x)*	21,440	3,762,077
Lithia Motors, Inc., Class A	10,447	3,312,117
Murphy USA, Inc.	8,194	1,370,528
RH*	5,870	3,914,762
Urban Outfitters, Inc.*	22,705	674,112
Victoria’s Secret & Co.*	25,878	1,430,018
Williams-Sonoma, Inc.	25,886	4,590,364

		29,777,968

Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd.*	52,383	2,535,861
Carter’s, Inc.	15,166	1,474,742
Columbia Sportswear Co.	12,048	1,154,680
Crocs, Inc.*	21,498	3,084,533
Deckers Outdoor Corp.*	9,533	3,433,787
Skechers USA, Inc., Class A*	46,484	1,957,906

		13,641,509

Total Consumer Discretionary		121,040,088

Consumer Staples (3.1%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	3,214	1,638,337

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club Holdings, Inc.*	47,256	2,595,300
Casey’s General Stores, Inc.	12,758	2,404,245
Grocery Outlet Holding Corp.*	30,188	651,155
Performance Food Group Co.*	52,957	2,460,382
Sprouts Farmers Market, Inc.*	39,350	911,739

		9,022,821

Food Products (1.6%)
Darling Ingredients, Inc.*	55,849	4,015,543
Flowers Foods, Inc.	68,084	1,608,825
Hain Celestial Group, Inc. (The)*	29,277	1,252,470
Ingredion, Inc.	23,090	2,055,241
Lancaster Colony Corp.	6,851	1,156,517
Pilgrim’s Pride Corp.*	16,794	488,369
Post Holdings, Inc.*	20,197	2,224,902
Sanderson Farms, Inc.	7,310	1,375,742
Tootsie Roll Industries, Inc.(x)	5,602	170,469

		14,348,078

Household Products (0.1%)
Energizer Holdings, Inc.	21,676	846,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.2%)
Coty, Inc., Class A*	115,005	$903,939
Nu Skin Enterprises, Inc., Class A	17,051	690,054

		1,593,993

Total Consumer Staples		27,449,677

Energy (2.3%)
Energy Equipment & Services (0.4%)
ChampionX Corp.*	69,540	1,554,914
NOV, Inc.*	134,635	1,765,065

		3,319,979

Oil, Gas & Consumable Fuels (1.9%)
Antero Midstream Corp.	111,881	1,165,800
Cimarex Energy Co.	35,429	3,089,409
CNX Resources Corp.*	74,732	943,118
DT Midstream, Inc.	33,379	1,543,445
EQT Corp.*	104,192	2,131,768
Equitrans Midstream Corp.	140,102	1,420,634
HollyFrontier Corp.	51,514	1,706,659
Murphy Oil Corp.	49,797	1,243,431
Targa Resources Corp.	78,793	3,877,404

		17,121,668

Total Energy		20,441,647

Financials (13.4%)
Banks (6.4%)
Associated Banc-Corp.	52,233	1,118,831
BancorpSouth Bank	34,403	1,024,521
Bank of Hawaii Corp.	14,036	1,153,338
Bank OZK	41,849	1,798,670
Cathay General Bancorp	26,934	1,114,798
CIT Group, Inc.	34,165	1,774,872
Commerce Bancshares, Inc.	36,618	2,551,542
Cullen/Frost Bankers, Inc.	19,521	2,315,581
East West Bancorp, Inc.	48,890	3,790,931
First Financial Bankshares, Inc.	44,151	2,028,738
First Horizon Corp.	189,297	3,083,648
FNB Corp.	109,940	1,277,503
Fulton Financial Corp.	56,453	862,602
Glacier Bancorp, Inc.	37,262	2,062,452
Hancock Whitney Corp.	29,869	1,407,427
Home BancShares, Inc.	52,020	1,224,031
International Bancshares Corp.	18,344	763,844
PacWest Bancorp	40,391	1,830,520
Pinnacle Financial Partners, Inc.	26,226	2,467,342
Prosperity Bancshares, Inc.	32,023	2,277,796
Signature Bank	20,895	5,689,291
Sterling Bancorp	66,402	1,657,394
Synovus Financial Corp.	50,465	2,214,909
Texas Capital Bancshares, Inc.*	17,217	1,033,364
UMB Financial Corp.	14,828	1,434,016
Umpqua Holdings Corp.	75,857	1,536,104
United Bankshares, Inc.	44,523	1,619,747
Valley National Bancorp	140,115	1,864,931
Webster Financial Corp.	31,218	1,700,132
Wintrust Financial Corp.	19,656	1,579,753

		56,258,628

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	14,199	2,145,327
Evercore, Inc., Class A	13,666	1,826,734
FactSet Research Systems, Inc.	13,019	5,139,641
Federated Hermes, Inc., Class B	33,617	1,092,552
Interactive Brokers Group, Inc., Class A	30,099	1,876,372
Janus Henderson Group plc	59,903	2,475,791
Jefferies Financial Group, Inc.	68,102	2,528,627
SEI Investments Co.	36,947	2,190,957
Stifel Financial Corp.	36,109	2,453,968

		21,729,969

Consumer Finance (0.6%)
FirstCash, Inc.	13,940	1,219,750
LendingTree, Inc.*	3,993	558,341
Navient Corp.	57,837	1,141,124
PROG Holdings, Inc.	22,916	962,701
SLM Corp.	105,380	1,854,688

		5,736,604

Insurance (3.2%)
Alleghany Corp.*	4,780	2,984,680
American Financial Group, Inc.	22,779	2,866,281
Brighthouse Financial, Inc.*	28,639	1,295,342
CNO Financial Group, Inc.	44,035	1,036,584
First American Financial Corp.	37,878	2,539,720
Hanover Insurance Group, Inc. (The)	12,303	1,594,715
Kemper Corp.	20,610	1,376,542
Kinsale Capital Group, Inc.	7,340	1,186,878
Mercury General Corp.	8,894	495,129
Old Republic International Corp.	97,981	2,266,300
Primerica, Inc.	13,601	2,089,522
Reinsurance Group of America, Inc.	23,431	2,606,933
RenaissanceRe Holdings Ltd.	16,233	2,262,880
RLI Corp.	13,706	1,374,301
Selective Insurance Group, Inc.	20,713	1,564,453
Unum Group	29,836	747,690

		28,287,950

Thrifts & Mortgage Finance (0.7%)
Essent Group Ltd.	38,551	1,696,629
MGIC Investment Corp.	116,929	1,749,258
New York Community Bancorp, Inc.	160,248	2,062,392
Washington Federal, Inc.	23,414	803,334

		6,311,613

Total Financials		118,324,764

Health Care (9.6%)
Biotechnology (1.5%)
Arrowhead Pharmaceuticals, Inc.*	35,927	2,242,922
Emergent BioSolutions, Inc.*	16,470	824,653
Exelixis, Inc.*	108,564	2,295,043
Halozyme Therapeutics, Inc.*	49,048	1,995,273
Neurocrine Biosciences, Inc.*	32,615	3,128,105
United Therapeutics Corp.*	15,470	2,855,452

		13,341,448

Health Care Equipment & Supplies (3.5%)
Envista Holdings Corp.*	55,569	2,323,340
Globus Medical, Inc., Class A*	26,928	2,063,223
Haemonetics Corp.*	17,351	1,224,807
Hill-Rom Holdings, Inc.	22,680	3,402,000
ICU Medical, Inc.*	6,891	1,608,222
Integra LifeSciences Holdings Corp.*	25,279	1,731,106
LivaNova plc*	18,626	1,474,993
Masimo Corp.*	17,455	4,725,243
Neogen Corp.*	36,867	1,601,134
NuVasive, Inc.*	17,533	1,049,350
Penumbra, Inc.*	11,823	3,150,829
Quidel Corp.*	13,055	1,842,713
STAAR Surgical Co.*	16,267	2,090,798
Tandem Diabetes Care, Inc.*	21,719	2,592,814

		30,880,572

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	30,966	1,975,011
Amedisys, Inc.*	11,245	1,676,629
Chemed Corp.	5,421	2,521,415
Encompass Health Corp.	34,289	2,573,047
HealthEquity, Inc.*	28,735	1,860,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
LHC Group, Inc.*	10,913	$1,712,359
Molina Healthcare, Inc.*	20,125	5,460,114
Option Care Health, Inc.*	47,717	1,157,614
Patterson Cos., Inc.	29,569	891,210
Progyny, Inc.*	23,720	1,328,320
R1 RCM, Inc.*	46,127	1,015,255
Tenet Healthcare Corp.*	36,890	2,450,972

		24,622,825

Life Sciences Tools & Services (1.1%)
Medpace Holdings, Inc.*	9,874	1,868,951
Repligen Corp.*	17,619	5,091,715
Syneos Health, Inc.*	35,806	3,132,309

		10,092,975

Pharmaceuticals (0.7%)
Jazz Pharmaceuticals plc*	21,098	2,747,171
Nektar Therapeutics*	63,594	1,142,148
Perrigo Co. plc	46,078	2,180,872

		6,070,191

Total Health Care		85,008,011

Industrials (16.3%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	22,619	3,958,777
Curtiss-Wright Corp.	14,088	1,777,624
Hexcel Corp.*	28,894	1,716,015
Mercury Systems, Inc.*	19,131	907,192

		8,359,608

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	33,970	2,664,607

Airlines (0.2%)
JetBlue Airways Corp.*	109,538	1,674,836

Building Products (2.2%)
Builders FirstSource, Inc.*	71,403	3,694,391
Carlisle Cos., Inc.	17,962	3,570,666
Lennox International, Inc.	11,783	3,466,205
Owens Corning	35,538	3,038,499
Simpson Manufacturing Co., Inc.	14,969	1,601,234
Trex Co., Inc.*	39,747	4,051,412

		19,422,407

Commercial Services & Supplies (1.6%)
Brink’s Co. (The)	17,014	1,076,986
Clean Harbors, Inc.*	17,247	1,791,446
Herman Miller, Inc.	26,452	996,182
IAA, Inc.*	46,450	2,534,777
KAR Auction Services, Inc.*	41,070	673,137
MSA Safety, Inc.	12,559	1,829,846
Stericycle, Inc.*	31,652	2,151,387
Tetra Tech, Inc.	18,633	2,782,652

		13,836,413

Construction & Engineering (1.2%)
AECOM*	49,643	3,134,955
Dycom Industries, Inc.*	10,607	755,643
EMCOR Group, Inc.	18,523	2,137,184
Fluor Corp.(x)*	48,731	778,234
MasTec, Inc.*	19,557	1,687,378
Valmont Industries, Inc.	7,310	1,718,727

		10,212,121

Electrical Equipment (1.5%)
Acuity Brands, Inc.	12,305	2,133,318
EnerSys	14,649	1,090,471
Hubbell, Inc.	18,739	3,385,575
nVent Electric plc	57,929	1,872,845
Regal Beloit Corp.	14,024	2,108,368
Sunrun, Inc.*	70,963	3,122,372

		13,712,949

Machinery (4.5%)
AGCO Corp.	21,302	2,610,134
Colfax Corp.*	44,636	2,048,792
Crane Co.	17,112	1,622,389
Donaldson Co., Inc.	43,276	2,484,475
Flowserve Corp.	44,888	1,556,267
Graco, Inc.	58,492	4,092,685
ITT, Inc.	29,670	2,546,873
Kennametal, Inc.	28,463	974,289
Lincoln Electric Holdings, Inc.	20,464	2,635,559
Middleby Corp. (The)*	19,169	3,268,506
Nordson Corp.	18,629	4,436,496
Oshkosh Corp.	23,652	2,421,255
Terex Corp.	24,228	1,019,999
Timken Co. (The)	24,008	1,570,603
Toro Co. (The)	36,893	3,593,747
Trinity Industries, Inc.	29,267	795,184
Woodward, Inc.	21,918	2,481,118

		40,158,371

Marine (0.1%)
Kirby Corp.*	20,601	988,024

Professional Services (1.4%)
ASGN, Inc.*	18,229	2,062,429
CACI International, Inc., Class A*	8,116	2,127,204
FTI Consulting, Inc.*	11,812	1,591,076
Insperity, Inc.	12,371	1,369,965
KBR, Inc.	48,513	1,911,412
ManpowerGroup, Inc.	18,688	2,023,537
Science Applications International Corp.	19,972	1,708,804

		12,794,427

Road & Rail (1.6%)
Avis Budget Group, Inc.*	16,281	1,896,899
Knight-Swift Transportation Holdings, Inc.	57,194	2,925,473
Landstar System, Inc.	13,190	2,081,646
Ryder System, Inc.	18,530	1,532,616
Saia, Inc.*	9,075	2,160,122
Werner Enterprises, Inc.	21,302	943,040
XPO Logistics, Inc.*	33,970	2,703,333

		14,243,129

Trading Companies & Distributors (0.8%)
GATX Corp.	12,265	1,098,453
MSC Industrial Direct Co., Inc., Class A	16,090	1,290,257
Univar Solutions, Inc.*	58,446	1,392,184
Watsco, Inc.	11,362	3,006,613

		6,787,507

Total Industrials		144,854,399

Information Technology (12.7%)
Communications Equipment (0.8%)
Ciena Corp.*	53,332	2,738,598
Lumentum Holdings, Inc.*	26,155	2,184,989
NetScout Systems, Inc.*	25,107	676,633
Viasat, Inc.*	25,268	1,391,509

		6,991,729

Electronic Equipment, Instruments & Components (2.8%)
Arrow Electronics, Inc.*	24,748	2,778,953
Avnet, Inc.	34,262	1,266,666
Belden, Inc.	15,281	890,271
Cognex Corp.	60,892	4,884,756
Coherent, Inc.*	8,455	2,114,511
II-VI, Inc.*	36,142	2,145,389
Jabil, Inc.	50,252	2,933,209
Littelfuse, Inc.	8,483	2,318,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
National Instruments Corp.	45,627	$1,789,947
SYNNEX Corp.	14,317	1,490,400
Vishay Intertechnology, Inc.	45,084	905,738
Vontier Corp.	58,211	1,955,890

		25,473,879

IT Services (1.6%)
Alliance Data Systems Corp.	17,146	1,729,860
Concentrix Corp.*	14,765	2,613,405
Genpact Ltd.	59,518	2,827,700
LiveRamp Holdings, Inc.*	23,406	1,105,465
MAXIMUS, Inc.	21,183	1,762,426
Sabre Corp.*	111,402	1,319,000
WEX, Inc.*	15,437	2,719,073

		14,076,929

Semiconductors & Semiconductor Equipment (3.6%)
Amkor Technology, Inc.	34,522	861,324
Brooks Automation, Inc.	25,602	2,620,365
Cirrus Logic, Inc.*	19,848	1,634,483
CMC Materials, Inc.	10,058	1,239,447
Cree, Inc.*	39,791	3,212,327
First Solar, Inc.*	34,072	3,252,513
Lattice Semiconductor Corp.*	46,998	3,038,421
MKS Instruments, Inc.	19,108	2,883,588
Semtech Corp.*	22,373	1,744,423
Silicon Laboratories, Inc.*	13,996	1,961,679
SolarEdge Technologies, Inc.*	18,012	4,777,143
Synaptics, Inc.*	12,130	2,180,125
Universal Display Corp.	14,938	2,553,801

		31,959,639

Software (3.8%)
ACI Worldwide, Inc.*	40,398	1,241,430
Aspen Technology, Inc.*	23,402	2,873,766
Blackbaud, Inc.*	14,487	1,019,160
CDK Global, Inc.	41,963	1,785,526
Cerence, Inc.*	13,015	1,250,872
CommVault Systems, Inc.*	15,807	1,190,425
Digital Turbine, Inc.*	30,134	2,071,712
Envestnet, Inc.*	11,182	897,244
Fair Isaac Corp.*	9,782	3,892,551
j2 Global, Inc.*	16,611	2,269,395
Manhattan Associates, Inc.*	21,847	3,343,246
Mimecast Ltd.*	21,068	1,339,925
NCR Corp.*	45,280	1,755,053
Paylocity Holding Corp.*	13,547	3,798,579
Qualys, Inc.*	11,541	1,284,398
Sailpoint Technologies Holdings, Inc.*	32,086	1,375,848
Teradata Corp.*	37,595	2,156,073

		33,545,203

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	47,359	955,231

Total Information Technology		113,002,610

Materials (5.3%)
Chemicals (2.2%)
Ashland Global Holdings, Inc.	19,463	1,734,543
Avient Corp.	31,460	1,458,171
Cabot Corp.	19,313	967,968
Chemours Co. (The)	56,915	1,653,950
Ingevity Corp.*	13,618	971,917
Minerals Technologies, Inc.	11,439	798,900
NewMarket Corp.	2,460	833,374
Olin Corp.	49,765	2,401,161
RPM International, Inc.	44,719	3,472,430
Scotts Miracle-Gro Co. (The)	14,037	2,054,455
Sensient Technologies Corp.	14,527	1,323,119
Valvoline, Inc.	62,289	1,942,171

		19,612,159

Construction Materials (0.2%)
Eagle Materials, Inc.	14,432	1,892,901

Containers & Packaging (0.8%)
AptarGroup, Inc.	22,729	2,712,706
Greif, Inc., Class A	9,442	609,953
Silgan Holdings, Inc.	28,915	1,109,179
Sonoco Products Co.	33,882	2,018,690

		6,450,528

Metals & Mining (1.9%)
Cleveland-Cliffs, Inc.(x)*	156,708	3,104,386
Commercial Metals Co.	41,283	1,257,480
Compass Minerals International, Inc.	11,636	749,358
Reliance Steel & Aluminum Co.	21,876	3,115,580
Royal Gold, Inc.	22,608	2,158,838
Steel Dynamics, Inc.	66,820	3,907,634
United States Steel Corp.	93,085	2,045,077
Worthington Industries, Inc.	11,411	601,360

		16,939,713

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	32,814	2,013,795

Total Materials		46,909,096

Real Estate (8.8%)
Equity Real Estate Investment Trusts (REITs) (8.3%)
American Campus Communities, Inc. (REIT)	47,918	2,321,627
Apartment Income REIT Corp. (REIT)	54,089	2,640,084
Brixmor Property Group, Inc. (REIT)	102,337	2,262,671
Camden Property Trust (REIT)	34,658	5,111,015
CoreSite Realty Corp. (REIT)	15,239	2,111,211
Corporate Office Properties Trust (REIT)	38,289	1,033,037
Cousins Properties, Inc. (REIT)	51,237	1,910,628
CyrusOne, Inc. (REIT)	42,660	3,302,311
Douglas Emmett, Inc. (REIT)	60,467	1,911,362
EastGroup Properties, Inc. (REIT)	13,863	2,309,992
EPR Properties (REIT)	25,712	1,269,659
First Industrial Realty Trust, Inc. (REIT)	44,498	2,317,456
Healthcare Realty Trust, Inc. (REIT)	50,669	1,508,923
Highwoods Properties, Inc. (REIT)	35,910	1,575,013
Hudson Pacific Properties, Inc. (REIT)	52,073	1,367,958
JBG SMITH Properties (REIT)	40,010	1,184,696
Kilroy Realty Corp. (REIT)	36,117	2,391,307
Lamar Advertising Co. (REIT), Class A	29,898	3,391,928
Life Storage, Inc. (REIT)	26,965	3,093,964
Macerich Co. (The) (REIT)	73,402	1,226,547
Medical Properties Trust, Inc. (REIT)	204,579	4,105,900
National Retail Properties, Inc. (REIT)	60,511	2,613,470
National Storage Affiliates Trust (REIT)	28,105	1,483,663
Omega Healthcare Investors, Inc. (REIT)	81,951	2,455,252
Park Hotels & Resorts, Inc. (REIT)*	81,494	1,559,795
Pebblebrook Hotel Trust (REIT)	44,729	1,002,377
Physicians Realty Trust (REIT)	74,917	1,320,037
PotlatchDeltic Corp. (REIT)	22,924	1,182,420
PS Business Parks, Inc. (REIT)	6,843	1,072,572
Rayonier, Inc. (REIT)	49,121	1,752,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Rexford Industrial Realty, Inc. (REIT)	47,723	$2,708,280
Sabra Health Care REIT, Inc. (REIT)	76,574	1,127,169
SL Green Realty Corp. (REIT)	23,143	1,639,450
Spirit Realty Capital, Inc. (REIT)	41,043	1,889,620
STORE Capital Corp. (REIT)	84,260	2,698,848
Urban Edge Properties (REIT)	37,554	687,614

		73,540,493

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	17,472	4,334,628

Total Real Estate		77,875,121

Utilities (2.9%)
Electric Utilities (0.9%)
ALLETE, Inc.	17,806	1,059,813
Hawaiian Electric Industries, Inc.	37,668	1,537,984
IDACORP, Inc.	17,408	1,799,639
OGE Energy Corp.	68,979	2,273,548
PNM Resources, Inc.	29,578	1,463,520

		8,134,504

Gas Utilities (1.1%)
National Fuel Gas Co.	31,421	1,650,231
New Jersey Resources Corp.	33,096	1,152,072
ONE Gas, Inc.	18,316	1,160,685
Southwest Gas Holdings, Inc.	20,418	1,365,556
Spire, Inc.	17,719	1,084,048
UGI Corp.	72,054	3,070,942

		9,483,534

Multi-Utilities (0.5%)
Black Hills Corp.	21,685	1,360,951
MDU Resources Group, Inc.	69,757	2,069,690
NorthWestern Corp.	18,068	1,035,296

		4,465,937

Water Utilities (0.4%)
Essential Utilities, Inc.	77,065	3,551,155

Total Utilities		25,635,130

Total Common Stocks (89.6%) (Cost $521,663,111)		794,124,338

SHORT-TERM INVESTMENTS:
Investment Company (6.0%)
JPMorgan Prime Money Market Fund, IM Shares	52,706,731	52,733,084

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $600,003, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $612,000.(xx)	$600,000	600,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $2,989,612, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $3,049,402.(xx)	2,989,610	2,989,610

Total Repurchase Agreements		3,589,610

Total Short-Term Investments (6.4%) (Cost $56,323,097)		56,322,694

Total Investments in Securities (96.0%) (Cost $577,986,208)		850,447,032
Other Assets Less Liabilities (4.0%)		35,649,650

Net Assets (100%)		$886,096,682

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $8,469,318. This was collateralized by $5,509,157 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/7/21 - 11/15/50 and by cash of $3,589,610 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	347	12/2021	USD	91,372,040	(1,980,480)

					(1,980,480)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,583,795	$—	$—	$13,583,795
Consumer Discretionary	121,040,088	—	—	121,040,088
Consumer Staples	27,449,677	—	—	27,449,677
Energy	20,441,647	—	—	20,441,647
Financials	118,324,764	—	—	118,324,764
Health Care	85,008,011	—	—	85,008,011
Industrials	144,854,399	—	—	144,854,399
Information Technology	113,002,610	—	—	113,002,610
Materials	46,909,096	—	—	46,909,096
Real Estate	77,875,121	—	—	77,875,121
Utilities	25,635,130	—	—	25,635,130
Short-Term Investments
Investment Company	52,733,084	—	—	52,733,084
Repurchase Agreements	—	3,589,610	—	3,589,610

Total Assets	$846,857,422	$3,589,610	$—	$850,447,032

Liabilities:
Futures	$(1,980,480)	$—	$—	$(1,980,480)

Total Liabilities	$(1,980,480)	$—	$—	$(1,980,480)

Total	$844,876,942	$3,589,610	$—	$848,466,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$290,114,047
Aggregate gross unrealized depreciation	(21,641,348)

Net unrealized appreciation	$268,472,699

Federal income tax cost of investments in securities and derivative instruments, if applicable	$579,993,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	17,139	$1,040,337
ATN International, Inc.	14,178	664,239
Bandwidth, Inc., Class A*	33,050	2,983,754
Cogent Communications Holdings, Inc.	61,736	4,373,378
Consolidated Communications Holdings, Inc.*	111,957	1,028,885
Globalstar, Inc.(x)*	878,737	1,467,491
IDT Corp., Class B*	27,939	1,172,041
Iridium Communications, Inc.*	165,068	6,577,960
Liberty Latin America Ltd., Class A*	62,059	811,732
Liberty Latin America Ltd., Class C*	223,711	2,935,088
Ooma, Inc.*	32,860	611,525
Radius Global Infrastructure, Inc.(x)*	77,754	1,269,723

		24,936,153

Entertainment (0.9%)
AMC Entertainment Holdings, Inc., Class A(x)*	730,176	27,790,499
Chicken Soup For The Soul Entertainment, Inc.(x)*	7,840	179,301
Cinemark Holdings, Inc.(x)*	158,839	3,051,297
CuriosityStream, Inc.(x)*	37,662	396,957
Eros STX Global Corp.(x)*	459,782	422,770
IMAX Corp.(x)*	72,130	1,369,027
Liberty Media Corp.-Liberty Braves, Class A*	15,418	414,898
Liberty Media Corp.-Liberty Braves, Class C*	54,404	1,437,354
Lions Gate Entertainment Corp., Class A*	84,298	1,196,189
Lions Gate Entertainment Corp., Class B*	166,796	2,168,348
LiveXLive Media, Inc.(x)*	78,149	233,665
Madison Square Garden Entertainment Corp.*	34,982	2,542,142
Marcus Corp. (The)(x)*	31,816	555,189

		41,757,636

Interactive Media & Services (0.4%)
Cargurus, Inc.*	134,441	4,222,792
Cars.com, Inc.*	98,042	1,240,231
Eventbrite, Inc., Class A*	108,640	2,054,383
EverQuote, Inc., Class A*	27,356	509,642
fuboTV, Inc.(x)*	190,341	4,560,571
Liberty TripAdvisor Holdings, Inc., Class A*	86,701	267,906
MediaAlpha, Inc., Class A*	29,978	559,989
Outbrain, Inc.(x)*	12,769	188,981
QuinStreet, Inc.*	74,123	1,301,600
TrueCar, Inc.*	158,350	658,736
Yelp, Inc.*	93,972	3,499,517

		19,064,348

Media (1.1%)
Advantage Solutions, Inc.*	110,577	956,491
AMC Networks, Inc., Class A*	42,630	1,986,132
Boston Omaha Corp., Class A*	25,233	978,536
Cardlytics, Inc.*	46,277	3,884,491
Clear Channel Outdoor Holdings, Inc.*	525,684	1,424,604
comScore, Inc.*	112,678	439,444
Daily Journal Corp.*	1,656	530,533
Emerald Holding, Inc.*	41,121	178,465
Entercom Communications Corp.*	169,230	622,766
Entravision Communications Corp., Class A	69,435	492,989
EW Scripps Co. (The), Class A	78,926	1,425,404
Fluent, Inc.*	71,278	161,801
Gannett Co., Inc.*	196,803	1,314,644
Gray Television, Inc.	123,699	2,822,811
Hemisphere Media Group, Inc.*	29,423	358,372
iHeartMedia, Inc., Class A*	162,108	4,055,942
Integral Ad Science Holding Corp.(x)*	20,908	431,332
John Wiley & Sons, Inc., Class A	62,462	3,261,141
Loral Space & Communications, Inc.	20,043	862,049
Magnite, Inc.*	182,488	5,109,664
Meredith Corp.*	57,750	3,216,675
National CineMedia, Inc.	94,748	337,303
Scholastic Corp.	27,818	991,712
Sinclair Broadcast Group, Inc., Class A	66,967	2,121,515
Stagwell, Inc.*	90,461	693,836
TechTarget, Inc.*	36,177	2,981,708
TEGNA, Inc.	293,471	5,787,248
Thryv Holdings, Inc.*	9,363	281,265
WideOpenWest, Inc.*	69,833	1,372,218

		49,081,091

Wireless Telecommunication Services (0.2%)
Gogo, Inc.(x)*	84,908	1,468,908
Shenandoah Telecommunications Co.	69,956	2,209,210
Telephone and Data Systems, Inc.	146,281	2,852,480
United States Cellular Corp.*	22,127	705,630

		7,236,228

Total Communication Services		142,075,456

Consumer Discretionary (10.4%)
Auto Components (1.2%)
Adient plc*	129,429	5,364,832
American Axle & Manufacturing Holdings, Inc.*	161,813	1,425,573
Cooper-Standard Holdings, Inc.*	25,762	564,445
Dana, Inc.	210,433	4,680,030
Dorman Products, Inc.*	38,715	3,665,149
Fox Factory Holding Corp.*	59,626	8,618,342
Gentherm, Inc.*	48,143	3,896,213
Goodyear Tire & Rubber Co. (The)*	385,450	6,822,465
LCI Industries	34,395	4,630,599
Modine Manufacturing Co.*	76,806	870,212
Motorcar Parts of America, Inc.*	28,900	563,550
Patrick Industries, Inc.	32,519	2,708,833
Standard Motor Products, Inc.	30,266	1,322,927
Stoneridge, Inc.*	37,451	763,626
Tenneco, Inc., Class A*	102,309	1,459,949
Visteon Corp.*	40,192	3,793,723
XL Fleet Corp.(x)*	55,508	341,929
XPEL, Inc.(m)*	26,340	1,998,152

		53,490,549

Automobiles (0.2%)
Arcimoto, Inc.(x)*	39,631	452,982
Canoo, Inc.(x)*	145,638	1,119,956
Fisker, Inc.(x)*	229,753	3,365,882
Lordstown Motors Corp.(x)*	129,580	1,034,048
Winnebago Industries, Inc.	45,881	3,324,079
Workhorse Group, Inc.(x)*	178,889	1,368,501

		10,665,448

Distributors (0.0%)
Funko, Inc., Class A(x)*	34,763	633,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Greenlane Holdings, Inc., Class A(x)*	8,281	$19,626

		652,660

Diversified Consumer Services (0.6%)
2U, Inc.*	103,834	3,485,707
Adtalem Global Education, Inc.*	71,669	2,709,805
American Public Education, Inc.*	26,927	689,601
Carriage Services, Inc.	25,350	1,130,357
Coursera, Inc.*	80,753	2,555,833
European Wax Center, Inc., Class A(x)*	9,122	255,507
Graham Holdings Co., Class B	5,609	3,304,598
Houghton Mifflin Harcourt Co.*	184,024	2,471,442
Laureate Education, Inc., Class A*	127,789	2,171,135
OneSpaWorld Holdings Ltd.(x)*	69,531	693,224
Perdoceo Education Corp.*	106,531	1,124,967
PowerSchool Holdings, Inc., Class A(x)*	58,847	1,448,225
Regis Corp.*	36,230	126,080
Strategic Education, Inc.	35,294	2,488,227
Stride, Inc.*	58,315	2,095,841
Vivint Smart Home, Inc.*	132,613	1,253,193
WW International, Inc.*	76,226	1,391,125

		29,394,867

Hotels, Restaurants & Leisure (2.3%)
Accel Entertainment, Inc.*	77,653	942,707
Bally’s Corp.*	47,265	2,369,867
Biglari Holdings, Inc., Class B*	1,173	201,533
BJ’s Restaurants, Inc.*	33,352	1,392,780
Bloomin’ Brands, Inc.*	128,234	3,205,850
Bluegreen Vacations Holding Corp.*	25,014	645,361
Brinker International, Inc.*	65,762	3,225,626
Carrols Restaurant Group, Inc.	53,681	196,473
Century Casinos, Inc.*	42,325	570,118
Cheesecake Factory, Inc. (The)*	62,700	2,946,900
Chuy’s Holdings, Inc.*	29,826	940,414
Cracker Barrel Old Country Store, Inc.	34,334	4,801,267
Dave & Buster’s Entertainment, Inc.*	62,561	2,397,963
Del Taco Restaurants, Inc.	43,220	377,311
Denny’s Corp.*	90,691	1,481,891
Dine Brands Global, Inc.*	23,952	1,945,142
Drive Shack, Inc.(x)*	119,566	335,981
El Pollo Loco Holdings, Inc.*	28,634	483,915
Esports Technologies, Inc.(x)*	13,209	443,426
Everi Holdings, Inc.*	120,979	2,925,272
F45 Training Holdings, Inc.(x)*	18,768	280,769
Fiesta Restaurant Group, Inc.*	27,700	303,592
Full House Resorts, Inc.*	47,354	502,426
GAN Ltd.(x)*	58,067	863,456
Golden Entertainment, Inc.*	24,502	1,202,803
Golden Nugget Online Gaming, Inc.*	55,943	971,730
Hall of Fame Resort & Entertainment Co.(x)*	79,580	210,887
Hilton Grand Vacations, Inc.*	123,860	5,892,020
International Game Technology plc(x)*	144,737	3,809,478
Jack in the Box, Inc.	29,174	2,839,505
Krispy Kreme, Inc.(x)*	14,948	209,272
Kura Sushi USA, Inc., Class A*	5,614	245,220
Lindblad Expeditions Holdings, Inc.*	41,743	609,030
Monarch Casino & Resort, Inc.*	19,921	1,334,508
Nathan’s Famous, Inc.	4,118	251,898
NEOGAMES SA*	8,587	315,315
Noodles & Co.*	58,863	694,583
ONE Group Hospitality, Inc. (The)(x)*	28,283	302,345
Papa John’s International, Inc.	47,884	6,080,789
PlayAGS, Inc.*	39,765	313,348
RCI Hospitality Holdings, Inc.	12,876	882,135
Red Robin Gourmet Burgers, Inc.*	21,777	502,178
Red Rock Resorts, Inc., Class A*	89,243	4,571,026
Rush Street Interactive, Inc.(x)*	75,741	1,454,985
Ruth’s Hospitality Group, Inc.*	50,002	1,035,541
Scientific Games Corp., Class A*	135,945	11,292,951
SeaWorld Entertainment, Inc.*	74,557	4,124,493
Shake Shack, Inc., Class A*	54,177	4,250,727
Target Hospitality Corp.(x)*	36,092	134,623
Texas Roadhouse, Inc.	98,710	9,015,184
Wingstop, Inc.	42,036	6,890,962

		103,217,576

Household Durables (1.6%)
Aterian, Inc.(x)*	40,378	437,294
Bassett Furniture Industries, Inc.	13,475	244,032
Beazer Homes USA, Inc.*	43,882	756,965
Casper Sleep, Inc.*	42,611	181,949
Cavco Industries, Inc.*	13,369	3,164,977
Century Communities, Inc.	43,459	2,670,556
Ethan Allen Interiors, Inc.	32,614	772,952
Flexsteel Industries, Inc.	9,613	296,849
GoPro, Inc., Class A*	175,888	1,646,312
Green Brick Partners, Inc.*	47,200	968,544
Hamilton Beach Brands Holding Co., Class A(x)	11,274	176,664
Helen of Troy Ltd.*	34,216	7,687,651
Hooker Furnishings Corp.	17,941	484,228
Hovnanian Enterprises, Inc., Class A*	7,407	713,961
Installed Building Products, Inc.	32,767	3,510,984
iRobot Corp.(x)*	38,642	3,033,397
KB Home	117,221	4,562,241
La-Z-Boy, Inc.	52,388	1,688,465
Legacy Housing Corp.*	15,319	275,282
LGI Homes, Inc.*	30,728	4,360,610
Lifetime Brands, Inc.	20,238	368,129
Lovesac Co. (The)*	18,487	1,221,806
M.D.C. Holdings, Inc.	78,270	3,656,774
M/I Homes, Inc.*	41,365	2,390,897
Meritage Homes Corp.*	52,360	5,078,920
Purple Innovation, Inc.*	72,687	1,527,881
Skyline Champion Corp.*	76,047	4,567,383
Snap One Holdings Corp.*	10,682	178,069
Sonos, Inc.*	168,296	5,446,059
Taylor Morrison Home Corp., Class A*	167,666	4,322,429
Traeger, Inc.*	26,049	545,206
Tri Pointe Homes, Inc.*	146,624	3,082,036
Tupperware Brands Corp.*	74,220	1,567,526
Universal Electronics, Inc.*	19,211	946,142
VOXX International Corp.*	22,526	257,923
Vuzix Corp.(x)*	84,940	888,472
Weber, Inc., Class A(x)*	18,632	327,737

		74,007,302

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	39,299	1,199,012
CarParts.com, Inc.*	68,578	1,070,503
Duluth Holdings, Inc., Class B*	17,338	236,317
Groupon, Inc.(x)*	35,796	816,507
Lands’ End, Inc.*	20,766	488,832
Liquidity Services, Inc.*	40,581	876,955
Overstock.com, Inc.(x)*	62,228	4,848,806
PetMed Express, Inc.(x)	30,947	831,546
Porch Group, Inc.(x)*	106,904	1,890,063
Quotient Technology, Inc.*	133,760	778,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
RealReal, Inc. (The)*	113,812	$1,500,042
Revolve Group, Inc.*	51,978	3,210,681
Shutterstock, Inc.	33,873	3,838,488
Stamps.com, Inc.*	25,376	8,368,751
Stitch Fix, Inc., Class A*	85,524	3,416,684
Xometry, Inc., Class A(x)*	10,291	593,482

		33,965,152

Leisure Products (0.5%)
Acushnet Holdings Corp.	49,627	2,317,581
American Outdoor Brands, Inc.*	21,309	523,349
AMMO, Inc.(x)*	126,722	779,340
Callaway Golf Co.*	167,530	4,628,854
Clarus Corp.	33,745	864,884
Escalade, Inc.	17,176	324,798
Genius Brands International, Inc.(x)*	408,514	555,579
Johnson Outdoors, Inc., Class A	8,034	849,997
Latham Group, Inc.*	33,597	550,991
Malibu Boats, Inc., Class A*	29,997	2,099,190
Marine Products Corp.	12,209	152,735
MasterCraft Boat Holdings, Inc.*	28,516	715,181
Nautilus, Inc.*	43,115	401,401
Smith & Wesson Brands, Inc.	64,291	1,334,681
Sturm Ruger & Co., Inc.	24,866	1,834,613
Vista Outdoor, Inc.*	79,679	3,211,861

		21,145,035

Multiline Retail (0.3%)
Big Lots, Inc.	50,262	2,179,360
Dillard’s, Inc., Class A(x)	8,034	1,386,026
Franchise Group, Inc.	41,016	1,452,377
Macy’s, Inc.	454,769	10,277,779

		15,295,542

Specialty Retail (2.3%)
Aaron’s Co., Inc. (The)	41,381	1,139,633
Abercrombie & Fitch Co., Class A*	88,811	3,341,958
Academy Sports & Outdoors, Inc.*	110,074	4,405,162
American Eagle Outfitters, Inc.	212,503	5,482,577
America’s Car-Mart, Inc.*	9,144	1,067,836
Arko Corp.*	157,228	1,588,003
Asbury Automotive Group, Inc.*	26,666	5,246,269
Barnes & Noble Education, Inc.(x)*	55,620	555,644
Bed Bath & Beyond, Inc.*	145,464	2,512,891
Big 5 Sporting Goods Corp.(x)	30,132	694,241
Boot Barn Holdings, Inc.*	41,593	3,696,370
Buckle, Inc. (The)	44,600	1,765,714
Caleres, Inc.	53,338	1,185,170
Camping World Holdings, Inc., Class A	61,786	2,401,622
CarLotz, Inc.(x)*	62,921	239,729
Cato Corp. (The), Class A	28,636	473,639
Chico’s FAS, Inc.*	174,130	781,844
Children’s Place, Inc. (The)*	20,351	1,531,616
Citi Trends, Inc.*	12,901	941,257
Conn’s, Inc.*	27,220	621,433
Container Store Group, Inc. (The)*	48,820	464,766
Designer Brands, Inc., Class A*	87,021	1,212,203
Genesco, Inc.*	21,220	1,225,031
Group 1 Automotive, Inc.	25,443	4,780,231
GrowGeneration Corp.(x)*	78,304	1,931,760
Guess?, Inc.	58,273	1,224,316
Haverty Furniture Cos., Inc.	24,955	841,233
Hibbett, Inc.	23,826	1,685,451
JOANN, Inc.(x)	16,795	187,096
Kirkland’s, Inc.*	20,282	389,617
Lazydays Holdings, Inc.*	10,633	226,908
Lumber Liquidators Holdings, Inc.*	44,265	826,870
MarineMax, Inc.*	27,951	1,356,183
Monro, Inc.	48,220	2,773,132
Murphy USA, Inc.	33,662	5,630,306
National Vision Holdings, Inc.*	118,161	6,708,000
ODP Corp. (The)*	64,716	2,598,995
OneWater Marine, Inc., Class A	13,507	543,116
Party City Holdco, Inc.*	159,964	1,135,744
Rent-A-Center, Inc.	91,947	5,168,341
Sally Beauty Holdings, Inc.*	163,145	2,748,993
Shift Technologies, Inc.(x)*	89,832	623,434
Shoe Carnival, Inc.	25,560	828,655
Signet Jewelers Ltd.	72,736	5,743,235
Sleep Number Corp.*	31,737	2,966,775
Sonic Automotive, Inc., Class A	31,682	1,664,572
Sportsman’s Warehouse Holdings, Inc.*	58,978	1,038,013
Tilly’s, Inc., Class A	35,041	490,924
Torrid Holdings, Inc.(x)*	10,575	163,172
TravelCenters of America, Inc.*	18,071	899,755
Urban Outfitters, Inc.*	99,307	2,948,425
Winmark Corp.	4,622	993,869
Zumiez, Inc.*	32,198	1,280,192

		102,971,921

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	86,967	12,478,025
Fossil Group, Inc.*	72,847	863,237
G-III Apparel Group Ltd.*	65,147	1,843,660
Kontoor Brands, Inc.	71,820	3,587,409
Movado Group, Inc.	24,179	761,397
Oxford Industries, Inc.	23,262	2,097,535
PLBY Group, Inc.(x)*	30,202	711,861
Rocky Brands, Inc.	9,917	472,148
Steven Madden Ltd.	110,958	4,456,073
Superior Group of Cos., Inc.	16,655	387,895
Unifi, Inc.*	21,127	463,315
Vera Bradley, Inc.*	34,379	323,507
Wolverine World Wide, Inc.	117,723	3,512,854

		31,958,916

Total Consumer Discretionary		476,764,968

Consumer Staples (2.9%)
Beverages (0.4%)
Celsius Holdings, Inc.(x)*	76,099	6,855,759
Coca-Cola Consolidated, Inc.	6,806	2,682,789
Duckhorn Portfolio, Inc. (The)(x)*	29,213	668,686
MGP Ingredients, Inc.	19,850	1,292,235
National Beverage Corp.	33,997	1,784,502
NewAge, Inc.(x)*	192,705	267,860
Primo Water Corp.	207,274	3,258,347

		16,810,178

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	48,586	1,497,906
BJ’s Wholesale Club Holdings, Inc.*	192,180	10,554,526
Chefs’ Warehouse, Inc. (The)*	46,468	1,513,463
HF Foods Group, Inc.(x)*	56,847	343,924
Ingles Markets, Inc., Class A	20,326	1,342,126
MedAvail Holdings, Inc.(x)*	16,962	49,529
Natural Grocers by Vitamin Cottage, Inc.	15,268	171,307
Performance Food Group Co.*	211,436	9,823,317
PriceSmart, Inc.	33,898	2,628,790
Rite Aid Corp.(x)*	79,577	1,129,994
SpartanNash Co.	51,819	1,134,836
Sprouts Farmers Market, Inc.*	151,972	3,521,191
United Natural Foods, Inc.*	81,810	3,961,240
Village Super Market, Inc., Class A	13,196	286,089
Weis Markets, Inc.	23,811	1,251,268

		39,209,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.8%)
AppHarvest, Inc.(x)*	98,314	$641,007
B&G Foods, Inc.(x)	93,642	2,798,959
Calavo Growers, Inc.	25,337	968,887
Cal-Maine Foods, Inc.	51,648	1,867,592
Fresh Del Monte Produce, Inc.	48,643	1,567,277
Hostess Brands, Inc.*	189,651	3,294,238
J & J Snack Foods Corp.	21,343	3,261,637
John B Sanfilippo & Son, Inc.	13,591	1,110,656
Laird Superfood, Inc.(x)*	8,970	171,148
Lancaster Colony Corp.	24,407	4,120,146
Landec Corp.*	39,880	367,694
Limoneira Co.	23,357	377,683
Mission Produce, Inc.(x)*	53,673	986,510
Sanderson Farms, Inc.	27,535	5,182,087
Seneca Foods Corp., Class A*	10,011	482,730
Simply Good Foods Co. (The)*	123,239	4,250,513
Tattooed Chef, Inc.(x)*	67,683	1,247,398
Tootsie Roll Industries, Inc.(x)	22,514	685,101
TreeHouse Foods, Inc.*	75,262	3,001,448
Utz Brands, Inc.	85,346	1,461,977
Vital Farms, Inc.(x)*	36,814	646,822
Whole Earth Brands, Inc.*	54,091	624,751

		39,116,261

Household Products (0.3%)
Central Garden & Pet Co.*	13,643	654,864
Central Garden & Pet Co., Class A*	58,572	2,518,596
Energizer Holdings, Inc.	98,535	3,847,792
Oil-Dri Corp. of America	7,945	278,075
WD-40 Co.	19,778	4,578,211

		11,877,538

Personal Products (0.4%)
Beauty Health Co. (The)(x)*	121,525	3,156,004
BellRing Brands, Inc., Class A*	57,778	1,776,673
Edgewell Personal Care Co.	78,625	2,854,087
elf Beauty, Inc.*	66,104	1,920,321
Honest Co., Inc. (The)(x)*	35,941	373,068
Inter Parfums, Inc.	26,940	2,014,304
Medifast, Inc.	16,854	3,246,755
Nature’s Sunshine Products, Inc.	14,458	211,810
Nu Skin Enterprises, Inc., Class A	71,942	2,911,493
Revlon, Inc., Class A(x)*	12,560	126,982
USANA Health Sciences, Inc.*	17,795	1,640,699
Veru, Inc.(x)*	80,448	686,221

		20,918,417

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	218,530	646,849
Turning Point Brands, Inc.	21,084	1,006,761
Universal Corp.	34,993	1,691,212
Vector Group Ltd.	204,466	2,606,941

		5,951,763

Total Consumer Staples		133,883,663

Energy (4.1%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	199,690	1,647,442
Aspen Aerogels, Inc.*	28,896	1,329,505
Bristow Group, Inc.*	29,825	949,330
Cactus, Inc., Class A	79,005	2,980,069
ChampionX Corp.*	282,470	6,316,029
DMC Global, Inc.*	26,893	992,621
Dril-Quip, Inc.*	51,452	1,295,561
Frank’s International NV*	238,456	701,061
FTS International, Inc., Class A*	12,866	316,504
Helix Energy Solutions Group, Inc.(x)*	219,555	851,873
Helmerich & Payne, Inc.	152,427	4,178,024
Liberty Oilfield Services, Inc., Class A*	125,332	1,520,277
Nabors Industries Ltd.*	10,816	1,043,528
National Energy Services Reunited Corp.(x)*	43,099	539,599
Newpark Resources, Inc.*	140,729	464,406
NexTier Oilfield Solutions, Inc.*	256,807	1,181,312
Oceaneering International, Inc.*	139,956	1,864,214
Oil States International, Inc.*	81,404	520,172
Patterson-UTI Energy, Inc.	270,019	2,430,171
ProPetro Holding Corp.*	117,070	1,012,655
RPC, Inc.*	88,495	430,086
Select Energy Services, Inc., Class A*	85,921	445,930
Solaris Oilfield Infrastructure, Inc., Class A	45,998	383,623
TETRA Technologies, Inc.*	177,626	554,193
Tidewater, Inc.*	62,767	756,970
US Silica Holdings, Inc.*	110,925	886,291

		35,591,446

Oil, Gas & Consumable Fuels (3.3%)
Aemetis, Inc.(x)*	33,588	613,989
Alto Ingredients, Inc.(x)*	103,511	511,344
Altus Midstream Co.(x)	4,718	325,684
Antero Resources Corp.*	401,143	7,545,500
Arch Resources, Inc.*	21,347	1,979,934
Berry Corp.	104,207	751,332
Bonanza Creek Energy, Inc.	44,670	2,139,693
Brigham Minerals, Inc., Class A	65,261	1,250,401
California Resources Corp.*	115,228	4,724,348
Callon Petroleum Co.(x)*	57,748	2,834,272
Centennial Resource Development, Inc., Class A*	262,088	1,755,990
Centrus Energy Corp., Class A*	13,679	528,830
Chesapeake Energy Corp.	137,097	8,443,804
Clean Energy Fuels Corp.(x)*	201,319	1,640,750
CNX Resources Corp.*	294,867	3,721,222
Comstock Resources, Inc.*	132,552	1,371,913
CONSOL Energy, Inc.*	50,965	1,326,109
Contango Oil & Gas Co.(x)*	212,600	971,582
CVR Energy, Inc.	45,557	758,980
Delek US Holdings, Inc.*	95,036	1,707,797
Denbury, Inc.*	69,882	4,909,210
DHT Holdings, Inc.	209,582	1,368,570
Dorian LPG Ltd.	43,244	536,658
Earthstone Energy, Inc., Class A*	32,766	301,447
Energy Fuels, Inc.(x)*	198,735	1,395,120
Equitrans Midstream Corp.	592,013	6,003,012
Extraction Oil & Gas, Inc.*	22,625	1,277,181
Falcon Minerals Corp.	58,088	273,014
Frontline Ltd.(x)*	167,773	1,572,033
Gevo, Inc.(x)*	282,514	1,875,893
Golar LNG Ltd.*	148,829	1,930,312
Green Plains, Inc.*	53,568	1,748,995
International Seaways, Inc.	52,746	961,032
Kosmos Energy Ltd.*	586,496	1,736,028
Laredo Petroleum, Inc.(x)*	18,209	1,476,204
Magnolia Oil & Gas Corp., Class A	201,539	3,585,379
Matador Resources Co.	160,300	6,097,812
Murphy Oil Corp.	212,125	5,296,761
Nordic American Tankers Ltd.(x)	226,798	580,603
Northern Oil and Gas, Inc.	69,241	1,481,757
Oasis Petroleum, Inc.	29,209	2,903,959
Ovintiv, Inc.	365,308	12,011,327
Par Pacific Holdings, Inc.*	64,761	1,018,043
PBF Energy, Inc., Class A*	139,432	1,808,433
PDC Energy, Inc.	134,527	6,375,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Peabody Energy Corp.*	113,238	$1,674,790
Penn Virginia Corp.*	23,512	627,065
Range Resources Corp.*	334,672	7,573,627
Renewable Energy Group, Inc.*	64,793	3,252,609
REX American Resources Corp.*	8,246	658,608
Riley Exploration Permian, Inc.(x)	3,312	77,766
Scorpio Tankers, Inc.	74,083	1,373,499
SFL Corp. Ltd.	138,356	1,159,423
SM Energy Co.	166,907	4,403,007
Southwestern Energy Co.*	974,141	5,396,741
Talos Energy, Inc.*	53,368	734,877
Teekay Corp.(x)*	100,521	367,907
Teekay Tankers Ltd., Class A(x)*	34,517	501,532
Tellurian, Inc.(x)*	524,330	2,050,130
Uranium Energy Corp.(x)*	296,709	904,962
Ur-Energy, Inc.(x)*	261,890	450,451
Vine Energy, Inc., Class A*	29,856	491,728
W&T Offshore, Inc.*	120,419	447,959
Whiting Petroleum Corp.*	57,016	3,330,305
World Fuel Services Corp.	91,955	3,091,527

		151,996,004

Total Energy		187,587,450

Financials (14.1%)
Banks (7.4%)
1st Source Corp.	25,013	1,181,614
Allegiance Bancshares, Inc.	25,245	963,097
Altabancorp	26,100	1,152,576
Amalgamated Financial Corp.	23,258	367,942
Amerant Bancorp, Inc.*	32,967	815,604
American National Bankshares, Inc.	16,390	541,526
Ameris Bancorp	96,266	4,994,280
Arrow Financial Corp.	21,003	721,663
Associated Banc-Corp.	194,172	4,159,164
Atlantic Capital Bancshares, Inc.*	27,445	727,018
Atlantic Union Bankshares Corp.	96,404	3,552,487
Banc of California, Inc.	65,038	1,202,553
BancFirst Corp.	24,860	1,494,583
Bancorp, Inc. (The)*	77,331	1,968,074
BancorpSouth Bank(x)	150,272	4,475,100
Bank First Corp.(x)	9,660	684,604
Bank of Marin Bancorp	18,597	702,037
Bank of NT Butterfield & Son Ltd. (The)	72,628	2,579,020
BankUnited, Inc.	134,851	5,639,469
Banner Corp.	51,014	2,816,483
Bar Harbor Bankshares	23,884	669,946
Berkshire Hills Bancorp, Inc.	68,868	1,858,059
Blue Ridge Bankshares, Inc.(x)	25,107	441,632
Brookline Bancorp, Inc.	111,145	1,696,073
Bryn Mawr Bank Corp.	30,320	1,393,204
Business First Bancshares, Inc.	27,721	648,394
Byline Bancorp, Inc.	35,008	859,796
Cadence Bancorp	180,960	3,973,882
Cambridge Bancorp	9,877	869,176
Camden National Corp.	22,715	1,088,048
Capital Bancorp, Inc.	12,993	312,612
Capital City Bank Group, Inc.	20,635	510,510
Capstar Financial Holdings, Inc.	24,584	522,164
Carter Bankshares, Inc.*	34,878	495,965
Cathay General Bancorp	95,761	3,963,548
CBTX, Inc.	25,770	679,813
Central Pacific Financial Corp.	32,457	833,496
Century Bancorp, Inc., Class A	4,300	495,532
CIT Group, Inc.	139,161	7,229,414
Citizens & Northern Corp.	25,404	641,705
City Holding Co.	22,413	1,746,197
Civista Bancshares, Inc.	24,060	558,914
CNB Financial Corp.	23,945	582,821
Coastal Financial Corp.*	13,987	445,626
Columbia Banking System, Inc.	104,180	3,957,798
Community Bank System, Inc.	77,513	5,303,439
Community Trust Bancorp, Inc.	23,885	1,005,558
ConnectOne Bancorp, Inc.	52,941	1,588,759
CrossFirst Bankshares, Inc.*	63,361	823,693
Customers Bancorp, Inc.*	41,477	1,784,341
CVB Financial Corp.	187,098	3,811,186
Dime Community Bancshares, Inc.	49,593	1,619,707
Eagle Bancorp, Inc.	46,390	2,667,425
Eastern Bankshares, Inc.	248,656	5,047,717
Enterprise Bancorp, Inc.	15,843	569,556
Enterprise Financial Services Corp.	52,376	2,371,585
Equity Bancshares, Inc., Class A	19,569	653,213
Farmers National Banc Corp.	39,932	627,332
FB Financial Corp.	45,412	1,947,267
Fidelity D&D Bancorp, Inc.(x)	5,808	292,897
Financial Institutions, Inc.	24,377	747,155
First Bancorp (Nasdaq Stock Exchange)	40,773	1,753,647
First Bancorp (Quotrix Stock Exchange)	309,399	4,068,597
First Bancorp, Inc. (The)	15,567	453,622
First Bancshares, Inc. (The)	28,471	1,104,105
First Bank	28,101	395,943
First Busey Corp.	77,546	1,909,958
First Commonwealth Financial Corp.	132,401	1,804,626
First Community Bankshares, Inc.	26,666	845,846
First Financial Bancorp	139,265	3,260,194
First Financial Bankshares, Inc.	182,761	8,397,868
First Financial Corp.	17,970	755,638
First Foundation, Inc.	56,371	1,482,557
First Internet Bancorp	16,543	515,811
First Interstate BancSystem, Inc., Class A	59,586	2,398,932
First Merchants Corp.	78,347	3,278,038
First Mid Bancshares, Inc.	22,449	921,756
First Midwest Bancorp, Inc.	165,236	3,141,136
First of Long Island Corp. (The)	30,252	623,191
Five Star Bancorp(x)	7,660	183,380
Flushing Financial Corp.	47,109	1,064,663
Fulton Financial Corp.	230,123	3,516,279
German American Bancorp, Inc.	37,900	1,464,077
Glacier Bancorp, Inc.	138,744	7,679,480
Great Southern Bancorp, Inc.	15,329	840,182
Great Western Bancorp, Inc.	80,205	2,625,912
Guaranty Bancshares, Inc.	12,818	459,525
Hancock Whitney Corp.	116,684	5,498,150
Hanmi Financial Corp.	46,513	933,051
HarborOne Bancorp, Inc.	79,769	1,119,957
HBT Financial, Inc.	15,059	234,167
Heartland Financial USA, Inc.	58,349	2,805,420
Heritage Commerce Corp.	89,488	1,040,745
Heritage Financial Corp.	48,530	1,237,515
Hilltop Holdings, Inc.	82,474	2,694,426
Home BancShares, Inc.	220,784	5,195,048
HomeTrust Bancshares, Inc.	21,999	615,532
Hope Bancorp, Inc.	163,181	2,356,334
Horizon Bancorp, Inc.	65,804	1,195,659
Howard Bancorp, Inc.*	21,474	435,493
Independent Bank Corp.	32,503	698,164
Independent Bank Corp./MA	48,358	3,682,462
Independent Bank Group, Inc.	54,484	3,870,543
International Bancshares Corp.	78,240	3,257,914
Investors Bancorp, Inc.	300,452	4,539,830
Lakeland Bancorp, Inc.	70,228	1,238,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.	35,202	$2,507,790
Live Oak Bancshares, Inc.	45,629	2,903,373
Macatawa Bank Corp.	40,354	324,043
Mercantile Bank Corp.	24,321	779,002
Metrocity Bankshares, Inc.	26,641	558,662
Metropolitan Bank Holding Corp.*	11,331	955,203
Mid Penn Bancorp, Inc.(x)	11,504	316,935
Midland States Bancorp, Inc.	32,493	803,552
MidWestOne Financial Group, Inc.	21,220	639,995
MVB Financial Corp.	14,241	609,942
National Bank Holdings Corp., Class A	41,682	1,687,287
NBT Bancorp, Inc.	62,428	2,254,899
Nicolet Bankshares, Inc.*	13,686	1,015,227
Northrim BanCorp, Inc.	9,817	417,321
OceanFirst Financial Corp.	85,607	1,832,846
OFG Bancorp	69,477	1,752,210
Old National Bancorp	239,229	4,054,932
Old Second Bancorp, Inc.	48,583	634,494
Origin Bancorp, Inc.	30,274	1,282,104
Orrstown Financial Services, Inc.	16,738	391,669
Pacific Premier Bancorp, Inc.	123,056	5,099,441
Park National Corp.	20,841	2,541,560
Peapack-Gladstone Financial Corp.	24,548	818,921
Peoples Bancorp, Inc.	39,616	1,252,262
Peoples Financial Services Corp.	10,574	481,857
Preferred Bank	18,951	1,263,653
Primis Financial Corp.	30,488	440,856
QCR Holdings, Inc.	22,785	1,172,060
RBB Bancorp	20,599	519,301
Red River Bancshares, Inc.	7,597	378,710
Reliant Bancorp, Inc.	23,674	747,862
Renasant Corp.	79,982	2,883,351
Republic Bancorp, Inc., Class A	14,961	757,775
Republic First Bancorp, Inc.*	72,334	222,789
S&T Bancorp, Inc.	55,496	1,635,467
Sandy Spring Bancorp, Inc.	67,138	3,076,263
Seacoast Banking Corp. of Florida	76,600	2,589,846
ServisFirst Bancshares, Inc.	72,271	5,622,684
Sierra Bancorp	22,483	545,887
Silvergate Capital Corp., Class A*	33,142	3,827,901
Simmons First National Corp., Class A	155,475	4,595,841
SmartFinancial, Inc.	21,558	557,274
South Plains Financial, Inc.	16,941	413,022
Southern First Bancshares, Inc.*	10,776	576,516
Southside Bancshares, Inc.	45,107	1,727,147
SouthState Corp.	98,346	7,343,496
Spirit of Texas Bancshares, Inc.	19,848	480,322
Stock Yards Bancorp, Inc.	30,349	1,779,969
Summit Financial Group, Inc.	17,374	425,837
Texas Capital Bancshares, Inc.*	73,410	4,406,068
Tompkins Financial Corp.	20,679	1,673,138
Towne Bank	93,988	2,923,967
TriCo Bancshares	40,684	1,765,686
TriState Capital Holdings, Inc.*	39,393	833,162
Triumph Bancorp, Inc.*	34,067	3,411,129
Trustmark Corp.	91,361	2,943,651
UMB Financial Corp.	60,639	5,864,398
United Bankshares, Inc.	180,895	6,580,960
United Community Banks, Inc.	119,038	3,906,827
Univest Financial Corp.	40,475	1,108,610
Valley National Bancorp	539,929	7,186,455
Veritex Holdings, Inc.	65,270	2,569,027
Washington Trust Bancorp, Inc.	26,254	1,390,937
WesBanco, Inc.	76,555	2,608,994
West BanCorp, Inc.	24,654	740,360
Westamerica Bancorp	36,133	2,032,843

		337,113,110

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	80,600	3,942,952
AssetMark Financial Holdings, Inc.*	27,186	676,116
Associated Capital Group, Inc., Class A	3,173	118,702
B Riley Financial, Inc.	28,867	1,704,308
BGC Partners, Inc., Class A	480,061	2,501,118
Blucora, Inc.*	65,196	1,016,406
Brightsphere Investment Group, Inc.	83,951	2,193,640
Cohen & Steers, Inc.	35,998	3,015,552
Cowen, Inc., Class A	37,742	1,294,928
Diamond Hill Investment Group, Inc.	4,648	816,468
Donnelley Financial Solutions, Inc.*	42,640	1,476,197
Federated Hermes, Inc., Class B	137,042	4,453,865
Focus Financial Partners, Inc., Class A*	81,127	4,248,621
GAMCO Investors, Inc., Class A	8,906	234,940
GCM Grosvenor, Inc., Class A(x)	47,354	545,518
Greenhill & Co., Inc.	21,249	310,660
Hamilton Lane, Inc., Class A	49,248	4,177,215
Houlihan Lokey, Inc.	71,745	6,607,714
Moelis & Co., Class A	85,130	5,266,993
Open Lending Corp., Class A*	145,812	5,259,439
Oppenheimer Holdings, Inc., Class A	13,369	605,482
Piper Sandler Cos	22,570	3,125,042
PJT Partners, Inc., Class A	34,792	2,752,395
Pzena Investment Management, Inc., Class A	26,052	256,352
Sculptor Capital Management, Inc.	31,204	870,280
StepStone Group, Inc., Class A	54,041	2,304,308
StoneX Group, Inc.*	24,298	1,601,238
Value Line, Inc.	1,697	58,139
Virtus Investment Partners, Inc.	10,564	3,278,220
WisdomTree Investments, Inc.	200,974	1,139,523

		65,852,331

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	8,291	439,920
Curo Group Holdings Corp.	28,331	490,976
Encore Capital Group, Inc.*	40,747	2,007,605
Enova International, Inc.*	54,478	1,882,215
EZCORP, Inc., Class A*	78,270	592,504
FirstCash, Inc.	58,295	5,100,812
Green Dot Corp., Class A*	78,709	3,961,424
LendingClub Corp.*	139,655	3,943,857
LendingTree, Inc.*	16,823	2,352,360
Navient Corp.	229,198	4,522,077
Nelnet, Inc., Class A	24,572	1,947,085
Oportun Financial Corp.*	30,428	761,613
PRA Group, Inc.*	65,734	2,770,031
PROG Holdings, Inc.	90,478	3,800,981
Regional Management Corp.	11,898	692,226
World Acceptance Corp.*	6,719	1,273,788

		36,539,474

Diversified Financial Services (0.1%)
Alerus Financial Corp.	21,004	627,599
A-Mark Precious Metals, Inc.	12,635	758,353
Banco Latinoamericano de Comercio Exterior SA, Class E	37,965	665,906
Cannae Holdings, Inc.*	115,339	3,588,196
Marlin Business Services Corp.	14,851	330,138

		5,970,192

Insurance (1.7%)
Ambac Financial Group, Inc.*	65,861	943,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
American Equity Investment Life Holding Co.	114,772	$3,393,808
American National Group, Inc.	10,789	2,039,445
AMERISAFE, Inc.	28,451	1,597,808
Argo Group International Holdings Ltd.	45,890	2,396,376
Bright Health Group, Inc.(x)*	79,632	649,797
BRP Group, Inc., Class A*	66,809	2,224,072
Citizens, Inc.(x)*	76,281	473,705
CNO Financial Group, Inc.	165,828	3,903,591
Crawford & Co., Class A	28,875	259,009
Donegal Group, Inc., Class A	21,080	305,449
eHealth, Inc.*	35,341	1,431,310
Employers Holdings, Inc.	38,740	1,529,843
Enstar Group Ltd.*	17,293	4,059,186
Genworth Financial, Inc., Class A*	733,957	2,752,339
Goosehead Insurance, Inc., Class A	25,633	3,903,650
Greenlight Capital Re Ltd., Class A*	42,447	313,683
HCI Group, Inc.(x)	8,199	908,203
Heritage Insurance Holdings, Inc.	41,853	285,019
Horace Mann Educators Corp.	60,404	2,403,475
Independence Holding Co.	7,624	378,074
Investors Title Co.	1,998	364,835
James River Group Holdings Ltd.	48,091	1,814,473
Kinsale Capital Group, Inc.	31,131	5,033,883
Maiden Holdings Ltd.*	100,615	317,943
MBIA, Inc.*	69,398	891,764
MetroMile, Inc.(x)*	53,146	188,668
National Western Life Group, Inc., Class A	3,346	704,634
NI Holdings, Inc.*	13,917	244,383
Palomar Holdings, Inc.*	35,570	2,875,123
ProAssurance Corp.	77,800	1,850,084
RLI Corp.	55,719	5,586,944
Safety Insurance Group, Inc.	20,954	1,660,604
Selective Insurance Group, Inc.	82,517	6,232,509
Selectquote, Inc.*	195,710	2,530,530
SiriusPoint Ltd.*	133,288	1,234,247
State Auto Financial Corp.	27,017	1,376,516
Stewart Information Services Corp.	38,633	2,443,924
Tiptree, Inc.	32,864	329,297
Trean Insurance Group, Inc.*	25,536	264,298
Trupanion, Inc.*	53,077	4,122,491
United Fire Group, Inc.	32,258	745,160
United Insurance Holdings Corp.	35,729	129,696
Universal Insurance Holdings, Inc.	41,866	545,933

		77,638,911

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT)	10,498	226,547
Apollo Commercial Real Estate Finance, Inc. (REIT)	203,126	3,012,358
Arbor Realty Trust, Inc. (REIT)	184,180	3,412,855
Ares Commercial Real Estate Corp. (REIT)	54,588	823,187
ARMOUR Residential REIT, Inc. (REIT)(x)	93,755	1,010,679
Blackstone Mortgage Trust, Inc. (REIT), Class A	217,999	6,609,730
BrightSpire Capital, Inc. (REIT)	120,979	1,135,993
Broadmark Realty Capital, Inc. (REIT)	185,943	1,833,398
Capstead Mortgage Corp. (REIT)	131,210	877,795
Chimera Investment Corp. (REIT)	333,276	4,949,149
Dynex Capital, Inc. (REIT)	44,005	760,406
Ellington Financial, Inc. (REIT)(x)	63,509	1,161,580
Granite Point Mortgage Trust, Inc. (REIT)	79,249	1,043,709
Great Ajax Corp. (REIT)	31,399	423,572
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	110,320	5,899,914
Invesco Mortgage Capital, Inc. (REIT)(x)	427,344	1,346,134
KKR Real Estate Finance Trust, Inc. (REIT)	46,784	987,142
Ladder Capital Corp. (REIT)	165,815	1,832,256
MFA Financial, Inc. (REIT)	640,851	2,928,689
New York Mortgage Trust, Inc. (REIT)	550,479	2,345,040
Orchid Island Capital, Inc. (REIT)(x)	131,584	643,446
PennyMac Mortgage Investment Trust (REIT)‡	141,859	2,793,204
Ready Capital Corp. (REIT)	78,930	1,138,960
Redwood Trust, Inc. (REIT)	163,625	2,109,126
TPG RE Finance Trust, Inc. (REIT)	84,858	1,050,542
Two Harbors Investment Corp. (REIT)(x)	454,679	2,882,665

		53,238,076

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	82,591	4,256,740
Blue Foundry Bancorp*	29,610	408,322
Bridgewater Bancshares, Inc.*	26,923	471,422
Capitol Federal Financial, Inc.	188,112	2,161,407
Columbia Financial, Inc.*	58,117	1,075,165
Essent Group Ltd.	155,672	6,851,125
Federal Agricultural Mortgage Corp., Class C	13,237	1,436,479
Finance of America Cos., Inc., Class A(x)*	48,331	239,238
Flagstar Bancorp, Inc.	75,454	3,831,554
FS Bancorp, Inc.	11,550	399,746
Hingham Institution For Savings (The)	1,839	619,191
Home Bancorp, Inc.	11,503	444,936
Home Point Capital, Inc.(x)	11,260	46,391
HomeStreet, Inc.	28,462	1,171,211
Kearny Financial Corp.	105,723	1,314,137
Luther Burbank Corp.	28,216	378,377
Merchants Bancorp	14,252	562,526
Meridian Bancorp, Inc.	70,837	1,470,576
Meta Financial Group, Inc.	46,296	2,429,614
Mr Cooper Group, Inc.*	102,687	4,227,624
NMI Holdings, Inc., Class A*	121,545	2,748,132
Northfield Bancorp, Inc.	66,228	1,136,472
Northwest Bancshares, Inc.	169,559	2,251,744
Ocwen Financial Corp.*	11,826	332,665
PCSB Financial Corp.	19,645	362,254
PennyMac Financial Services, Inc.‡	46,658	2,852,204
Pioneer Bancorp, Inc.*	18,430	232,955
Premier Financial Corp.	44,878	1,428,916
Provident Bancorp, Inc.	25,488	408,318
Provident Financial Services, Inc.	108,194	2,539,313
Radian Group, Inc.	261,202	5,934,509
Southern Missouri Bancorp, Inc.	13,302	597,127
TrustCo Bank Corp.	26,075	833,618
Velocity Financial, Inc.(x)*	12,412	163,342
Walker & Dunlop, Inc.	42,095	4,777,783
Washington Federal, Inc.	83,171	2,853,597
Waterstone Financial, Inc.	33,466	685,718
WSFS Financial Corp.	68,052	3,491,748

		67,426,196

Total Financials		643,778,290

Health Care (18.4%)
Biotechnology (8.9%)
4D Molecular Therapeutics, Inc.(x)*	28,038	756,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
89bio, Inc.(x)*	11,852	$232,181
ACADIA Pharmaceuticals, Inc.*	173,230	2,877,350
Acumen Pharmaceuticals, Inc.(x)*	13,167	195,662
Adagio Therapeutics, Inc.(x)*	29,810	1,259,174
Adicet Bio, Inc.*	30,271	237,325
Adverum Biotechnologies, Inc.(x)*	121,536	263,733
Aeglea BioTherapeutics, Inc.*	67,802	539,026
Aerovate Therapeutics, Inc.(x)*	11,795	247,459
Affimed NV*	155,271	959,575
Agenus, Inc.*	285,319	1,497,925
Agios Pharmaceuticals, Inc.*	82,591	3,811,575
Akebia Therapeutics, Inc.*	220,383	634,703
Akero Therapeutics, Inc.(x)*	37,212	831,688
Akouos, Inc.(x)*	29,878	346,884
Albireo Pharma, Inc.*	26,064	813,197
Aldeyra Therapeutics, Inc.*	70,243	616,734
Alector, Inc.*	83,380	1,902,732
Aligos Therapeutics, Inc.*	27,155	421,174
Alkermes plc*	232,178	7,160,370
Allakos, Inc.*	50,582	5,355,116
Allogene Therapeutics, Inc.*	98,416	2,529,291
Allovir, Inc.*	45,553	1,141,558
Alpine Immune Sciences, Inc.(x)*	16,811	179,373
Altimmune, Inc.*	59,772	676,021
ALX Oncology Holdings, Inc.(x)*	24,143	1,783,202
Amicus Therapeutics, Inc.*	382,595	3,653,782
AnaptysBio, Inc.*	29,625	803,430
Anavex Life Sciences Corp.(x)*	89,859	1,612,969
Anika Therapeutics, Inc.*	20,888	888,993
Annexon, Inc.*	41,038	763,717
Apellis Pharmaceuticals, Inc.*	94,002	3,098,306
Applied Molecular Transport, Inc.(x)*	34,161	883,745
Applied Therapeutics, Inc.(x)*	25,634	425,524
AquaBounty Technologies, Inc.(x)*	75,956	309,141
Arbutus Biopharma Corp.*	113,038	484,933
Arcturus Therapeutics Holdings, Inc.*	30,988	1,480,607
Arcus Biosciences, Inc.*	64,862	2,261,738
Arcutis Biotherapeutics, Inc.*	40,033	956,388
Ardelyx, Inc.*	123,172	162,587
Arena Pharmaceuticals, Inc.*	87,440	5,207,052
Arrowhead Pharmaceuticals, Inc.*	143,431	8,954,397
Atara Biotherapeutics, Inc.*	113,306	2,028,177
Athenex, Inc.(x)*	113,172	340,648
Athersys, Inc.(x)*	280,495	373,058
Atossa Therapeutics, Inc.(x)*	169,320	551,983
Atreca, Inc., Class A(x)*	47,181	293,938
Avid Bioservices, Inc.*	87,407	1,885,369
Avidity Biosciences, Inc.(x)*	55,739	1,372,852
Avita Medical, Inc.(x)*	34,553	612,279
Avrobio, Inc.*	52,923	295,310
Beam Therapeutics, Inc.*	70,586	6,141,688
Beyondspring, Inc.(x)*	27,918	439,988
BioAtla, Inc.*	17,819	524,591
BioCryst Pharmaceuticals, Inc.*	258,247	3,711,009
Biohaven Pharmaceutical Holding Co. Ltd.*	78,197	10,862,345
Biomea Fusion, Inc.(x)*	12,489	149,493
Bioxcel Therapeutics, Inc.(x)*	20,965	636,288
Black Diamond Therapeutics, Inc.*	26,639	225,366
Bluebird Bio, Inc.*	97,759	1,868,174
Blueprint Medicines Corp.*	83,458	8,580,317
Bolt Biotherapeutics, Inc.(x)*	32,504	411,176
Bridgebio Pharma, Inc.(x)*	151,614	7,106,148
Brooklyn ImmunoTherapeutics, Inc.(x)*	34,455	320,431
C4 Therapeutics, Inc.(x)*	54,087	2,416,607
Cardiff Oncology, Inc.(x)*	52,332	348,531
CareDx, Inc.*	72,429	4,589,826
Caribou Biosciences, Inc.*	25,448	607,444
Catalyst Pharmaceuticals, Inc.*	130,638	692,381
Celcuity, Inc.(x)*	11,536	207,648
Celldex Therapeutics, Inc.*	64,060	3,458,599
CEL-SCI Corp.(x)*	54,267	596,394
Century Therapeutics, Inc.(x)*	14,009	352,466
Cerevel Therapeutics Holdings, Inc.(x)*	57,125	1,685,187
ChemoCentryx, Inc.*	74,110	1,267,281
Chimerix, Inc.*	105,654	653,998
Chinook Therapeutics, Inc.*	45,518	580,810
Clene, Inc.(x)*	33,118	226,196
Clovis Oncology, Inc.(x)*	144,169	642,994
Codiak Biosciences, Inc.*	22,726	371,116
Cogent Biosciences, Inc.(x)*	53,777	452,265
Coherus Biosciences, Inc.(x)*	94,053	1,511,432
Cortexyme, Inc.(x)*	28,874	2,646,591
Crinetics Pharmaceuticals, Inc.*	52,792	1,111,272
Cue Biopharma, Inc.*	45,444	662,119
Cullinan Oncology, Inc.(x)*	35,071	791,552
Curis, Inc.*	125,347	981,467
Cytokinetics, Inc.(x)*	110,757	3,958,455
CytomX Therapeutics, Inc.*	94,781	482,435
Day One Biopharmaceuticals, Inc.(x)*	13,210	313,473
Deciphera Pharmaceuticals, Inc.*	59,392	2,018,140
Denali Therapeutics, Inc.*	127,649	6,439,892
DermTech, Inc.(x)*	34,310	1,101,694
Design Therapeutics, Inc.(x)*	19,505	286,528
Dicerna Pharmaceuticals, Inc.*	99,472	2,005,356
Dynavax Technologies Corp.(x)*	154,170	2,961,606
Dyne Therapeutics, Inc.*	43,465	705,872
Eagle Pharmaceuticals, Inc.*	16,814	937,885
Editas Medicine, Inc.*	95,890	3,939,161
Eiger BioPharmaceuticals, Inc.*	48,550	324,314
Eliem Therapeutics, Inc.(x)*	9,258	166,459
Emergent BioSolutions, Inc.*	70,908	3,550,364
Enanta Pharmaceuticals, Inc.*	29,762	1,690,779
Epizyme, Inc.(x)*	129,948	665,334
Erasca, Inc.(x)*	27,060	574,213
Evelo Biosciences, Inc.(x)*	43,956	309,450
Fate Therapeutics, Inc.*	114,800	6,804,196
FibroGen, Inc.*	125,064	1,278,154
Finch Therapeutics Group, Inc.(x)*	10,954	142,402
Flexion Therapeutics, Inc.(x)*	64,069	390,821
Foghorn Therapeutics, Inc.(x)*	28,310	394,358
Forma Therapeutics Holdings, Inc.(x)*	46,508	1,078,521
Forte Biosciences, Inc.(x)*	16,328	48,331
Fortress Biotech, Inc.(x)*	109,682	353,176
Frequency Therapeutics, Inc.(x)*	37,976	268,111
G1 Therapeutics, Inc.(x)*	56,742	761,478
Gemini Therapeutics, Inc.(x)*	31,705	128,088
Generation Bio Co.(x)*	63,416	1,589,839
Geron Corp.(x)*	409,212	560,620
Global Blood Therapeutics, Inc.*	86,622	2,207,129
Gossamer Bio, Inc.(x)*	89,992	1,131,199
Graphite Bio, Inc.(x)*	20,160	330,422
Greenwich Lifesciences, Inc.(x)*	5,841	228,208
Gritstone bio, Inc.(x)*	58,441	631,163
GT Biopharma, Inc.(x)*	34,513	232,618
Halozyme Therapeutics, Inc.*	203,978	8,297,825
Harpoon Therapeutics, Inc.(x)*	20,644	163,088
Heron Therapeutics, Inc.*	133,715	1,429,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Homology Medicines, Inc.*	54,739	$430,796
Hookipa Pharma, Inc.*	26,012	153,211
Humanigen, Inc.(x)*	64,913	384,934
iBio, Inc.(x)*	329,363	349,125
Icosavax, Inc.(x)*	17,596	520,666
Ideaya Biosciences, Inc.*	48,685	1,240,981
IGM Biosciences, Inc.*	11,671	767,485
Imago Biosciences, Inc.(x)*	11,545	231,246
Immuneering Corp., Class A(x)*	9,024	239,587
Immunic, Inc.(x)*	22,448	198,665
ImmunityBio, Inc.(x)*	96,798	942,813
ImmunoGen, Inc.*	277,547	1,573,691
Immunovant, Inc.*	60,654	527,083
Infinity Pharmaceuticals, Inc.(x)*	126,689	433,276
Inhibrx, Inc.(x)*	40,401	1,345,757
Inovio Pharmaceuticals, Inc.(x)*	299,253	2,142,651
Inozyme Pharma, Inc.*	18,509	214,519
Insmed, Inc.*	161,552	4,449,142
Instil Bio, Inc.(x)*	25,227	450,933
Intellia Therapeutics, Inc.*	98,120	13,162,798
Intercept Pharmaceuticals, Inc.(x)*	40,567	602,420
Invitae Corp.(x)*	283,013	8,046,060
Ironwood Pharmaceuticals, Inc.*	210,262	2,746,022
iTeos Therapeutics, Inc.*	30,368	819,936
IVERIC bio, Inc.*	145,362	2,360,679
Janux Therapeutics, Inc.*	16,473	356,311
Jounce Therapeutics, Inc.*	47,712	354,500
Kadmon Holdings, Inc.(x)*	234,933	2,046,266
KalVista Pharmaceuticals, Inc.*	29,319	511,617
Karuna Therapeutics, Inc.*	32,134	3,930,952
Karyopharm Therapeutics, Inc.(x)*	112,523	654,884
Keros Therapeutics, Inc.*	22,585	893,463
Kezar Life Sciences, Inc.*	45,152	390,113
Kiniksa Pharmaceuticals Ltd., Class A(x)*	41,394	471,478
Kinnate Biopharma, Inc.(x)*	32,021	737,123
Kodiak Sciences, Inc.*	46,929	4,504,245
Kronos Bio, Inc.(x)*	56,184	1,177,617
Krystal Biotech, Inc.*	25,956	1,355,163
Kura Oncology, Inc.(x)*	85,750	1,606,098
Kymera Therapeutics, Inc.*	48,261	2,834,851
Lexicon Pharmaceuticals, Inc.*	98,251	472,587
Ligand Pharmaceuticals, Inc.*	21,833	3,041,774
Lineage Cell Therapeutics, Inc.(x)*	175,508	442,280
Lyell Immunopharma, Inc.(x)*	32,246	477,241
MacroGenics, Inc.*	85,378	1,787,815
Madrigal Pharmaceuticals, Inc.*	16,432	1,311,109
Magenta Therapeutics, Inc.*	33,599	244,601
MannKind Corp.(x)*	335,684	1,460,225
MaxCyte, Inc.(x)*	15,530	189,621
MEI Pharma, Inc.(x)*	141,296	389,977
MeiraGTx Holdings plc*	36,710	483,838
Mersana Therapeutics, Inc.*	99,671	939,898
MiMedx Group, Inc.(x)*	160,778	974,315
Mirum Pharmaceuticals, Inc.*	8,731	173,922
Molecular Templates, Inc.*	40,745	273,399
Monte Rosa Therapeutics, Inc.(x)*	14,999	334,178
Morphic Holding, Inc.*	30,008	1,699,653
Mustang Bio, Inc.*	100,729	270,961
Myriad Genetics, Inc.*	109,548	3,537,305
Neoleukin Therapeutics, Inc.*	40,931	295,931
NexImmune, Inc.(x)*	24,538	371,505
Nkarta, Inc.(x)*	20,419	567,852
Nurix Therapeutics, Inc.*	45,329	1,358,057
Nuvalent, Inc., Class A(x)*	14,042	316,647
Ocugen, Inc.(x)*	267,261	1,918,934
Olema Pharmaceuticals, Inc.*	34,194	942,387
Omega Therapeutics, Inc.(x)*	10,527	198,434
Oncocyte Corp.*	109,677	390,450
Oncorus, Inc.(x)*	29,559	276,081
Oncternal Therapeutics, Inc.(x)*	64,051	267,093
OPKO Health, Inc.(x)*	568,980	2,076,777
Organogenesis Holdings, Inc.*	55,202	786,076
ORIC Pharmaceuticals, Inc.*	42,709	893,045
Outlook Therapeutics, Inc.(x)*	126,751	275,050
Oyster Point Pharma, Inc.(x)*	16,081	190,560
Passage Bio, Inc.*	53,677	534,623
PMV Pharmaceuticals, Inc.*	37,964	1,131,327
Portage Biotech, Inc.(x)*	5,218	106,030
Poseida Therapeutics, Inc.(x)*	50,950	371,426
Praxis Precision Medicines, Inc.*	45,485	841,018
Precigen, Inc.(x)*	137,273	684,992
Precision BioSciences, Inc.*	74,273	857,110
Prelude Therapeutics, Inc.(x)*	15,061	470,656
Prometheus Biosciences, Inc.(x)*	16,359	387,872
Protagonist Therapeutics, Inc.*	59,834	1,060,258
Prothena Corp. plc*	50,254	3,579,592
PTC Therapeutics, Inc.*	100,527	3,740,610
Puma Biotechnology, Inc.*	48,950	343,140
Radius Health, Inc.*	66,220	821,790
RAPT Therapeutics, Inc.*	26,008	807,548
Recursion Pharmaceuticals, Inc., Class A(x)*	39,438	907,468
REGENXBIO, Inc.*	55,383	2,321,655
Relay Therapeutics, Inc.*	84,730	2,671,537
Replimune Group, Inc.*	38,747	1,148,461
REVOLUTION Medicines, Inc.*	85,964	2,364,870
Rhythm Pharmaceuticals, Inc.*	63,757	832,666
Rigel Pharmaceuticals, Inc.*	237,341	861,548
Rocket Pharmaceuticals, Inc.*	57,493	1,718,466
Rubius Therapeutics, Inc.(x)*	65,255	1,166,759
Sana Biotechnology, Inc.(x)*	122,105	2,749,805
Sangamo Therapeutics, Inc.*	177,189	1,596,473
Scholar Rock Holding Corp.(x)*	39,358	1,299,601
Selecta Biosciences, Inc.*	129,279	537,801
Sensei Biotherapeutics, Inc.(x)*	30,047	316,094
Seres Therapeutics, Inc.(x)*	100,733	701,102
Sesen Bio, Inc.(x)*	247,426	196,258
Shattuck Labs, Inc.(x)*	38,500	784,630
Sigilon Therapeutics, Inc.*	11,879	67,116
Silverback Therapeutics, Inc.(x)*	19,515	194,760
Solid Biosciences, Inc.*	86,298	206,252
Sorrento Therapeutics, Inc.(x)*	394,588	3,010,706
Spectrum Pharmaceuticals, Inc.*	212,619	463,509
Spero Therapeutics, Inc.(x)*	31,462	579,215
SpringWorks Therapeutics, Inc.*	42,257	2,680,784
Spruce Biosciences, Inc.(x)*	9,956	59,836
SQZ Biotechnologies Co.(x)*	32,950	475,139
Stoke Therapeutics, Inc.*	27,627	702,831
Summit Therapeutics, Inc.*	32,532	162,985
Surface Oncology, Inc.*	48,156	364,541
Sutro Biopharma, Inc.*	62,756	1,185,461
Syndax Pharmaceuticals, Inc.*	65,078	1,243,641
Syros Pharmaceuticals, Inc.(x)*	69,840	312,185
Talaris Therapeutics, Inc.(x)*	12,891	174,802
Taysha Gene Therapies, Inc.(x)*	32,219	599,918
TCR2 Therapeutics, Inc.*	40,517	344,800
Tenaya Therapeutics, Inc.(x)*	16,854	348,035
TG Therapeutics, Inc.*	183,310	6,100,557
Tonix Pharmaceuticals Holding Corp.(x)*	472,816	284,210
Travere Therapeutics, Inc.*	85,143	2,064,718
Trevena, Inc.(x)*	236,687	291,125
Trillium Therapeutics, Inc.*	141,575	2,486,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Turning Point Therapeutics, Inc.*	66,552	$4,421,049
Twist Bioscience Corp.*	66,515	7,115,110
UroGen Pharma Ltd.(x)*	32,595	548,248
Vanda Pharmaceuticals, Inc.*	80,890	1,386,455
Vaxart, Inc.(x)*	172,892	1,374,491
Vaxcyte, Inc.(x)*	57,529	1,459,511
VBI Vaccines, Inc.(x)*	269,493	838,123
Vera Therapeutics, Inc.*	7,983	138,505
Veracyte, Inc.*	93,995	4,366,068
Verastem, Inc.*	245,632	756,547
Vericel Corp.(x)*	67,293	3,283,898
Verve Therapeutics, Inc.(x)*	21,953	1,031,791
Viking Therapeutics, Inc.(x)*	99,006	621,758
Vincerx Pharma, Inc.(x)*	14,770	238,831
Vir Biotechnology, Inc.*	87,005	3,786,458
Viracta Therapeutics, Inc.(x)*	52,471	420,817
VistaGen Therapeutics, Inc.(x)*	276,890	758,679
Vor BioPharma, Inc.(x)*	17,556	275,278
Werewolf Therapeutics, Inc.(x)*	10,954	187,971
XBiotech, Inc.(x)	24,360	315,462
Xencor, Inc.*	81,828	2,672,502
XOMA Corp.(x)*	9,360	231,660
Y-mAbs Therapeutics, Inc.(x)*	50,581	1,443,582
Zentalis Pharmaceuticals, Inc.*	48,122	3,206,850
ZIOPHARM Oncology, Inc.(x)*	322,792	587,481

		405,254,125

Health Care Equipment & Supplies (3.3%)
Accelerate Diagnostics, Inc.(x)*	42,364	246,982
Accuray, Inc.*	152,649	602,964
Acutus Medical, Inc.(x)*	17,649	156,017
Alphatec Holdings, Inc.(x)*	99,630	1,214,490
AngioDynamics, Inc.*	53,562	1,389,398
Apyx Medical Corp.*	51,444	712,499
Asensus Surgical, Inc.(x)*	338,653	626,508
Aspira Women’s Health, Inc.(x)*	105,220	341,965
AtriCure, Inc.*	64,841	4,509,692
Atrion Corp.	1,724	1,202,490
Avanos Medical, Inc.*	70,471	2,198,695
Axogen, Inc.*	57,208	903,886
Axonics, Inc.*	64,742	4,214,057
BioLife Solutions, Inc.*	35,331	1,495,208
Bioventus, Inc., Class A(x)*	11,806	167,173
Butterfly Network, Inc.(x)*	254,008	2,651,843
Cardiovascular Systems, Inc.*	56,876	1,867,239
Cerus Corp.*	236,340	1,439,311
ClearPoint Neuro, Inc.(x)*	27,234	483,403
CONMED Corp.	42,031	5,498,916
CryoLife, Inc.*	55,032	1,226,663
CryoPort, Inc.(x)*	58,549	3,894,094
Cutera, Inc.*	25,456	1,186,250
CytoSorbents Corp.(x)*	63,211	513,273
DarioHealth Corp.(x)*	19,511	266,325
Eargo, Inc.*	27,939	188,029
Glaukos Corp.*	63,964	3,081,146
Haemonetics Corp.*	69,918	4,935,512
Heska Corp.*	13,867	3,585,174
Inari Medical, Inc.*	49,199	3,990,039
Inogen, Inc.*	28,350	1,221,601
Integer Holdings Corp.*	47,550	4,248,117
Intersect ENT, Inc.*	46,268	1,258,490
Invacare Corp.*	54,656	260,163
iRadimed Corp.*	9,057	304,225
iRhythm Technologies, Inc.*	43,351	2,538,635
Lantheus Holdings, Inc.*	97,500	2,503,800
LeMaitre Vascular, Inc.	26,068	1,383,950
LivaNova plc*	76,442	6,053,442
Meridian Bioscience, Inc.*	61,739	1,187,858
Merit Medical Systems, Inc.*	74,298	5,334,596
Mesa Laboratories, Inc.	7,288	2,203,600
Misonix, Inc.*	18,492	467,848
Natus Medical, Inc.*	48,823	1,224,481
Neogen Corp.*	150,825	6,550,330
Neuronetics, Inc.*	36,149	237,137
NeuroPace, Inc.(x)*	10,079	159,752
Nevro Corp.*	50,077	5,827,961
NuVasive, Inc.*	74,983	4,487,733
OraSure Technologies, Inc.*	109,391	1,237,212
Ortho Clinical Diagnostics Holdings plc*	150,964	2,789,815
Orthofix Medical, Inc.*	27,182	1,036,178
OrthoPediatrics Corp.*	20,705	1,356,385
Outset Medical, Inc.*	66,216	3,273,719
PAVmed, Inc.(x)*	96,061	820,361
Pulmonx Corp.(x)*	36,758	1,322,553
Pulse Biosciences, Inc.(x)*	21,423	462,737
Quotient Ltd.*	117,103	274,021
Retractable Technologies, Inc.(x)*	18,567	204,794
SeaSpine Holdings Corp.*	45,956	722,888
Senseonics Holdings, Inc.(x)*	601,223	2,038,146
Shockwave Medical, Inc.*	47,845	9,850,329
SI-BONE, Inc.*	43,859	939,460
Sientra, Inc.*	83,162	476,518
Sight Sciences, Inc.*	10,615	240,960
Silk Road Medical, Inc.*	49,095	2,701,698
Soliton, Inc.(x)*	13,415	273,129
STAAR Surgical Co.*	68,055	8,747,109
Stereotaxis, Inc.*	68,021	365,953
Surmodics, Inc.*	19,179	1,066,352
Tactile Systems Technology, Inc.*	28,260	1,256,157
Talis Biomedical Corp.(x)*	20,365	127,281
TransMedics Group, Inc.*	38,973	1,289,617
Treace Medical Concepts, Inc.*	15,828	425,773
Utah Medical Products, Inc.	5,254	487,781
Vapotherm, Inc.*	30,188	672,287
Varex Imaging Corp.*	57,467	1,620,569
ViewRay, Inc.*	197,185	1,421,704
Zynex, Inc.(x)*	31,220	355,596

		150,100,042

Health Care Providers & Services (2.7%)
1Life Healthcare, Inc.*	168,766	3,417,511
Accolade, Inc.*	72,862	3,072,590
AdaptHealth Corp.*	100,713	2,345,606
Addus HomeCare Corp.*	22,632	1,804,902
Agiliti, Inc.(x)*	32,716	622,913
Alignment Healthcare, Inc.(x)*	38,123	609,205
AMN Healthcare Services, Inc.*	66,301	7,608,040
Apollo Medical Holdings, Inc.(x)*	52,496	4,779,761
Apria, Inc.*	18,295	679,659
Aveanna Healthcare Holdings, Inc.*	55,852	447,933
Biodesix, Inc.(x)*	17,776	146,119
Brookdale Senior Living, Inc.*	267,879	1,687,638
Castle Biosciences, Inc.*	30,837	2,050,660
Community Health Systems, Inc.*	179,853	2,104,280
CorVel Corp.*	12,203	2,272,443
Covetrus, Inc.*	149,805	2,717,463
Cross Country Healthcare, Inc.*	55,088	1,170,069
Ensign Group, Inc. (The)	73,227	5,483,970
Exagen, Inc.*	15,681	213,262
Fulgent Genetics, Inc.(x)*	29,369	2,641,742
Hanger, Inc.*	54,234	1,190,979
HealthEquity, Inc.*	115,121	7,455,236
InfuSystem Holdings, Inc.*	22,507	293,266
Innovage Holding Corp.*	26,530	175,363
Joint Corp. (The)*	19,805	1,941,286

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
LHC Group, Inc.*	42,758	$6,709,158
LifeStance Health Group, Inc.(x)*	57,866	839,057
Magellan Health, Inc.*	32,967	3,117,030
MEDNAX, Inc.*	109,395	3,110,100
ModivCare, Inc.*	18,222	3,309,480
National HealthCare Corp.	18,476	1,292,950
National Research Corp.	20,978	884,642
Ontrak, Inc.(x)*	13,785	138,401
Option Care Health, Inc.*	210,404	5,104,401
Owens & Minor, Inc.	104,995	3,285,294
Patterson Cos., Inc.	116,334	3,506,307
Pennant Group, Inc. (The)*	37,099	1,042,111
PetIQ, Inc.(x)*	38,211	954,129
Privia Health Group, Inc.*	28,377	668,562
Progyny, Inc.*	87,657	4,908,792
R1 RCM, Inc.*	164,313	3,616,529
RadNet, Inc.*	62,521	1,832,490
Select Medical Holdings Corp.	153,732	5,560,486
Sharps Compliance Corp.*	21,969	181,684
SOC Telemed, Inc.(x)*	59,251	133,907
Surgery Partners, Inc.*	45,877	1,942,432
Tenet Healthcare Corp.*	149,240	9,915,506
Tivity Health, Inc.*	66,669	1,537,387
Triple-S Management Corp., Class B*	34,889	1,234,024
US Physical Therapy, Inc.	18,500	2,046,100
Viemed Healthcare, Inc.*	51,644	286,624

		124,089,479

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.*	165,594	2,213,992
American Well Corp., Class A*	256,226	2,334,219
Castlight Health, Inc., Class B*	172,843	271,364
Computer Programs and Systems, Inc.*	20,626	731,398
Evolent Health, Inc., Class A*	112,188	3,477,828
Forian, Inc.(x)*	26,267	271,075
Health Catalyst, Inc.*	68,702	3,435,787
HealthStream, Inc.*	34,786	994,184
iCAD, Inc.*	31,685	340,614
Inovalon Holdings, Inc., Class A*	109,646	4,417,637
Inspire Medical Systems, Inc.*	38,028	8,855,961
Multiplan Corp.(x)*	320,188	1,802,658
NantHealth, Inc.(x)*	51,195	82,424
NextGen Healthcare, Inc.*	85,878	1,210,880
Omnicell, Inc.*	60,932	9,044,137
OptimizeRx Corp.*	24,134	2,064,664
Phreesia, Inc.*	68,095	4,201,461
Schrodinger, Inc.*	65,591	3,586,516
Simulations Plus, Inc.	22,231	878,124
Tabula Rasa HealthCare, Inc.(x)*	31,116	815,550
Vocera Communications, Inc.*	47,778	2,186,321

		53,216,794

Life Sciences Tools & Services (0.9%)
Absci Corp.*	15,609	181,533
Akoya Biosciences, Inc.(x)*	11,053	154,300
Alpha Teknova, Inc.(x)*	8,508	211,764
Berkeley Lights, Inc.*	69,399	1,357,444
Bionano Genomics, Inc.(x)*	407,125	2,239,188
ChromaDex Corp.(x)*	58,224	365,065
Codexis, Inc.*	88,261	2,052,951
Cytek Biosciences, Inc.(x)*	18,057	386,600
Fluidigm Corp.(x)*	120,621	794,892
Harvard Bioscience, Inc.*	45,464	317,339
Inotiv, Inc.*	18,744	548,075
Medpace Holdings, Inc.*	41,581	7,870,452
NanoString Technologies, Inc.*	66,009	3,169,092
NeoGenomics, Inc.*	163,551	7,889,700
Pacific Biosciences of California, Inc.*	274,052	7,002,029
Personalis, Inc.*	51,529	991,418
Quanterix Corp.*	44,665	2,223,870
Rapid Micro Biosystems, Inc., Class A*	10,543	194,729
Seer, Inc.(x)*	58,044	2,004,259
Singular Genomics Systems, Inc.(x)*	14,185	158,730

		40,113,430

Pharmaceuticals (1.5%)
9 Meters Biopharma, Inc.(x)*	307,588	399,864
Aclaris Therapeutics, Inc.(x)*	62,837	1,131,066
Aerie Pharmaceuticals, Inc.*	61,269	698,467
Amneal Pharmaceuticals, Inc.*	152,621	814,996
Amphastar Pharmaceuticals, Inc.*	56,070	1,065,891
Ampio Pharmaceuticals, Inc.(x)*	275,295	456,990
Angion Biomedica Corp.(x)*	28,368	277,155
ANI Pharmaceuticals, Inc.*	14,479	475,201
Antares Pharma, Inc.*	237,353	863,965
Arvinas, Inc.*	60,938	5,007,885
Atea Pharmaceuticals, Inc.(x)*	93,475	3,277,234
Athira Pharma, Inc.(x)*	46,677	437,830
Avalo Therapeutics, Inc.*	75,253	164,052
Axsome Therapeutics, Inc.(x)*	40,214	1,325,453
BioDelivery Sciences International, Inc.*	142,864	515,739
Cara Therapeutics, Inc.*	60,255	930,940
Cassava Sciences, Inc.(x)*	55,376	3,437,742
Citius Pharmaceuticals, Inc.(x)*	164,349	333,628
Collegium Pharmaceutical, Inc.*	48,175	950,975
Corcept Therapeutics, Inc.*	139,930	2,753,822
CorMedix, Inc.(x)*	42,439	197,341
Cymabay Therapeutics, Inc.(x)*	83,720	305,578
Cyteir Therapeutics, Inc.(x)*	10,976	192,629
Durect Corp.*	325,718	416,919
Edgewise Therapeutics, Inc.(x)*	17,857	296,426
Endo International plc*	335,441	1,086,829
Esperion Therapeutics, Inc.(x)*	41,108	495,351
Evolus, Inc.(x)*	46,685	355,740
EyePoint Pharmaceuticals, Inc.(x)*	30,579	318,633
Fulcrum Therapeutics, Inc.(x)*	36,447	1,028,170
Harmony Biosciences Holdings, Inc.*	32,352	1,240,052
Ikena Oncology, Inc.(x)*	13,123	165,612
Innoviva, Inc.*	47,861	799,757
Intra-Cellular Therapies, Inc.*	101,663	3,789,997
Kala Pharmaceuticals, Inc.(x)*	53,965	141,388
Kaleido Biosciences, Inc.(x)*	19,009	103,789
KemPharm, Inc.(x)*	41,363	385,917
Landos Biopharma, Inc.(x)*	9,709	141,751
Marinus Pharmaceuticals, Inc.(x)*	53,457	608,341
Mind Medicine MindMed, Inc.(x)*	466,146	1,086,120
NGM Biopharmaceuticals, Inc.*	45,602	958,554
Nuvation Bio, Inc.(x)*	89,824	892,851
Ocular Therapeutix, Inc.*	109,674	1,096,740
Omeros Corp.(x)*	91,884	1,267,080
Oramed Pharmaceuticals, Inc.(x)*	38,662	849,791
Pacira BioSciences, Inc.*	63,771	3,571,176
Paratek Pharmaceuticals, Inc.(x)*	67,112	326,164
Phathom Pharmaceuticals, Inc.*	29,312	940,915
Phibro Animal Health Corp., Class A	27,692	596,486
Pliant Therapeutics, Inc.(x)*	36,960	623,885
Prestige Consumer Healthcare, Inc.*	72,494	4,067,638
Provention Bio, Inc.(x)*	73,306	469,158
Rain Therapeutics, Inc.(x)*	10,739	160,655
Reata Pharmaceuticals, Inc., Class A*	39,736	3,997,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Relmada Therapeutics, Inc.*	19,844	$520,111
Revance Therapeutics, Inc.*	101,595	2,830,437
Seelos Therapeutics, Inc.(x)*	109,725	264,437
SIGA Technologies, Inc.*	85,148	629,244
Supernus Pharmaceuticals, Inc.*	72,582	1,935,762
Tarsus Pharmaceuticals, Inc.(x)*	9,347	201,428
Terns Pharmaceuticals, Inc.(x)*	13,398	139,607
TherapeuticsMD, Inc.(x)*	518,968	384,763
Theravance Biopharma, Inc.*	77,160	570,984
Verrica Pharmaceuticals, Inc.(x)*	21,537	269,213
WaVe Life Sciences Ltd.*	39,415	193,134
Zogenix, Inc.*	80,738	1,226,410

		67,459,697

Total Health Care		840,233,567

Industrials (13.2%)
Aerospace & Defense (0.6%)
AAR Corp.*	49,228	1,596,464
Aerojet Rocketdyne Holdings, Inc.	107,989	4,702,921
AeroVironment, Inc.*	32,205	2,779,936
AerSale Corp.(x)*	13,082	222,394
Astronics Corp.*	37,008	520,332
Byrna Technologies, Inc.*	25,110	548,905
Ducommun, Inc.*	14,893	749,862
Kaman Corp.	40,874	1,457,976
Kratos Defense & Security Solutions, Inc.*	169,493	3,781,389
Maxar Technologies, Inc.	103,817	2,940,097
Moog, Inc., Class A	41,898	3,193,884
National Presto Industries, Inc.	7,847	644,082
PAE, Inc.*	90,897	543,564
Park Aerospace Corp.	30,279	414,217
Parsons Corp.*	38,100	1,286,256
Triumph Group, Inc.*	86,165	1,605,254
Vectrus, Inc.*	15,226	765,563

		27,753,096

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	85,427	2,204,871
Atlas Air Worldwide Holdings, Inc.*	41,673	3,403,850
Echo Global Logistics, Inc.*	39,606	1,889,602
Forward Air Corp.	39,350	3,266,837
Hub Group, Inc., Class A*	47,276	3,250,225
Radiant Logistics, Inc.*	64,825	414,232

		14,429,617

Airlines (0.3%)
Allegiant Travel Co.*	21,937	4,288,245
Frontier Group Holdings, Inc.(x)*	50,395	795,737
Hawaiian Holdings, Inc.*	70,679	1,530,907
Mesa Air Group, Inc.*	41,218	315,730
SkyWest, Inc.*	72,093	3,557,069
Spirit Airlines, Inc.*	142,334	3,692,144
Sun Country Airlines Holdings, Inc.*	25,097	841,753

		15,021,585

Building Products (1.0%)
AAON, Inc.	57,148	3,734,050
American Woodmark Corp.*	24,585	1,607,121
Apogee Enterprises, Inc.	36,625	1,382,960
Caesarstone Ltd.	30,869	383,393
Cornerstone Building Brands, Inc.*	79,250	1,157,843
CSW Industrials, Inc.	19,807	2,529,354
Gibraltar Industries, Inc.*	44,103	3,071,774
Griffon Corp.	70,116	1,724,854
Insteel Industries, Inc.	26,983	1,026,703
JELD-WEN Holding, Inc.*	118,390	2,963,302
Masonite International Corp.*	32,447	3,443,600
PGT Innovations, Inc.*	81,736	1,561,158
Quanex Building Products Corp.	47,071	1,007,790
Resideo Technologies, Inc.*	201,948	5,006,291
Simpson Manufacturing Co., Inc.	60,720	6,495,218
UFP Industries, Inc.	84,049	5,713,651
View, Inc.(x)*	122,651	664,768

		43,473,830

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	97,540	4,390,275
ACCO Brands Corp.	132,033	1,134,164
Brady Corp., Class A	68,809	3,488,616
BrightView Holdings, Inc.*	59,586	879,489
Brink’s Co. (The)	67,303	4,260,280
Casella Waste Systems, Inc., Class A*	71,219	5,408,371
CECO Environmental Corp.*	47,659	335,519
Cimpress plc*	22,599	1,962,271
CompX International, Inc.	2,589	53,799
CoreCivic, Inc. (REIT)*	173,628	1,545,289
Covanta Holding Corp.	173,412	3,489,050
Deluxe Corp.	54,499	1,955,969
Ennis, Inc.	34,666	653,454
Harsco Corp.*	116,051	1,967,065
Healthcare Services Group, Inc.	109,723	2,741,978
Heritage-Crystal Clean, Inc.*	23,958	694,303
Herman Miller, Inc.	107,651	4,054,137
HNI Corp.	63,011	2,313,764
Interface, Inc.	84,141	1,274,736
KAR Auction Services, Inc.*	160,582	2,631,939
Kimball International, Inc., Class B	54,003	604,834
Matthews International Corp., Class A	46,140	1,600,597
Montrose Environmental Group, Inc.*	33,032	2,039,396
NL Industries, Inc.	13,377	77,052
Pitney Bowes, Inc.	258,989	1,867,311
RR Donnelley & Sons Co.*	102,559	527,153
SP Plus Corp.*	32,096	984,384
Steelcase, Inc., Class A	124,033	1,572,738
Team, Inc.*	38,144	114,813
Tetra Tech, Inc.	75,909	11,336,250
UniFirst Corp.	20,770	4,416,117
US Ecology, Inc.*	45,593	1,474,934
Viad Corp.*	28,346	1,287,192
VSE Corp.	15,320	737,964

		73,875,203

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	44,727	2,613,399
API Group Corp.(m)*	280,759	5,713,446
Arcosa, Inc.	61,485	3,084,702
Argan, Inc.	22,678	990,348
Comfort Systems USA, Inc.	51,610	3,680,825
Concrete Pumping Holdings, Inc.(x)*	39,989	341,506
Construction Partners, Inc., Class A*	41,227	1,375,745
Dycom Industries, Inc.*	43,261	3,081,914
EMCOR Group, Inc.	74,133	8,553,466
Fluor Corp.(x)*	192,358	3,071,957
Granite Construction, Inc.	66,229	2,619,357
Great Lakes Dredge & Dock Corp.*	99,958	1,508,366
IES Holdings, Inc.*	12,337	563,677
Infrastructure and Energy Alternatives, Inc.*	30,256	345,826
INNOVATE Corp.*	82,068	336,479
Matrix Service Co.*	30,180	315,683
MYR Group, Inc.*	23,900	2,378,050
Northwest Pipe Co.*	14,296	338,815
NV5 Global, Inc.*	18,540	1,827,488
Primoris Services Corp.	73,842	1,808,391
Sterling Construction Co., Inc.*	42,550	964,608

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Tutor Perini Corp.*	58,398	$758,006
WillScot Mobile Mini Holdings Corp.*	293,861	9,321,271

		55,593,325

Electrical Equipment (0.9%)
Advent Technologies Holdings, Inc.(x)*	24,711	214,986
Allied Motion Technologies, Inc.	13,795	431,508
American Superconductor Corp.*	34,012	495,895
Array Technologies, Inc.*	184,877	3,423,922
Atkore, Inc.*	64,782	5,630,851
AZZ, Inc.	35,977	1,913,976
Babcock & Wilcox Enterprises, Inc.*	80,341	514,986
Beam Global(x)*	12,727	348,338
Blink Charging Co.(x)*	52,848	1,511,981
Bloom Energy Corp., Class A*	201,564	3,773,278
Encore Wire Corp.	27,738	2,630,395
EnerSys	56,721	4,222,311
Eos Energy Enterprises, Inc.(x)*	54,199	760,412
FTC Solar, Inc.(x)*	27,532	214,474
FuelCell Energy, Inc.(x)*	473,275	3,166,210
GrafTech International Ltd.	278,111	2,870,105
Powell Industries, Inc.	14,643	359,778
Preformed Line Products Co.	5,099	331,639
Romeo Power, Inc.(x)*	163,139	807,538
Stem, Inc.(x)*	67,585	1,614,606
Thermon Group Holdings, Inc.*	50,389	872,234
TPI Composites, Inc.*	51,701	1,744,909
Vicor Corp.*	29,680	3,981,869

		41,836,201

Industrial Conglomerates (0.1%)
Raven Industries, Inc.*	52,275	3,011,563

Machinery (3.6%)
AgEagle Aerial Systems, Inc.(x)*	96,598	290,760
Alamo Group, Inc.	14,394	2,008,395
Albany International Corp., Class A	44,544	3,424,097
Altra Industrial Motion Corp.	90,113	4,987,755
Astec Industries, Inc.	32,821	1,766,098
Barnes Group, Inc.	68,534	2,859,924
Blue Bird Corp.*	24,807	517,474
Chart Industries, Inc.*	51,572	9,855,925
CIRCOR International, Inc.*	28,362	936,230
Columbus McKinnon Corp.	40,292	1,948,118
Commercial Vehicle Group, Inc.*	46,394	438,887
Desktop Metal, Inc., Class A(x)*	206,936	1,483,731
Douglas Dynamics, Inc.	33,823	1,227,775
Energy Recovery, Inc.*	61,775	1,175,578
Enerpac Tool Group Corp.	87,462	1,813,087
EnPro Industries, Inc.	29,885	2,603,581
ESCO Technologies, Inc.	37,022	2,850,694
Evoqua Water Technologies Corp.*	167,522	6,292,126
ExOne Co. (The)(x)*	22,282	520,953
Federal Signal Corp.	85,556	3,304,173
Franklin Electric Co., Inc.	63,138	5,041,569
Gorman-Rupp Co. (The)	32,874	1,177,218
Greenbrier Cos., Inc. (The)	46,787	2,011,373
Helios Technologies, Inc.	46,807	3,843,323
Hillenbrand, Inc.	97,107	4,141,614
Hydrofarm Holdings Group, Inc.(x)*	53,882	2,039,434
Hyliion Holdings Corp.(x)*	169,688	1,425,379
Hyster-Yale Materials Handling, Inc.	14,461	726,810
Ideanomics, Inc.(x)*	591,345	1,164,950
John Bean Technologies Corp.	45,430	6,385,187
Kadant, Inc.	16,674	3,403,163
Kennametal, Inc.	111,244	3,807,882
Lindsay Corp.	15,729	2,387,505
Luxfer Holdings plc	42,327	830,879
Lydall, Inc.*	23,616	1,466,317
Manitowoc Co., Inc. (The)*	52,171	1,117,503
Mayville Engineering Co., Inc.*	10,033	188,620
Meritor, Inc.*	87,685	1,868,567
Miller Industries, Inc.	14,740	501,750
Mueller Industries, Inc.	69,736	2,866,150
Mueller Water Products, Inc., Class A	227,993	3,470,053
Nikola Corp.(x)*	316,557	3,377,663
NN, Inc.*	52,270	274,418
Omega Flex, Inc.	4,470	637,824
Park-Ohio Holdings Corp.	12,872	328,493
Proto Labs, Inc.*	39,908	2,657,873
RBC Bearings, Inc.*	39,984	8,484,605
REV Group, Inc.	42,265	725,267
Rexnord Corp.	170,335	10,950,837
Shyft Group, Inc. (The)	50,104	1,904,453
SPX Corp.*	57,003	3,046,810
SPX FLOW, Inc.	57,365	4,193,382
Standex International Corp.	18,112	1,791,458
Tennant Co.	26,724	1,976,240
Terex Corp.	99,030	4,169,163
Titan International, Inc.*	73,079	523,246
TriMas Corp.*	63,722	2,062,044
Trinity Industries, Inc.	103,122	2,801,825
Wabash National Corp.	74,478	1,126,852
Watts Water Technologies, Inc., Class A	38,618	6,491,300
Welbilt, Inc.*	189,247	4,398,100

		162,092,460

Marine (0.2%)
Costamare, Inc.	65,988	1,022,154
Eagle Bulk Shipping, Inc.(x)*	12,060	608,065
Genco Shipping & Trading Ltd.	46,498	936,005
Matson, Inc.	59,880	4,832,915
Safe Bulkers, Inc.*	84,566	437,206

		7,836,345

Professional Services (1.5%)
Acacia Research Corp.*	70,128	476,169
ASGN, Inc.*	73,050	8,264,877
Atlas Technical Consultants, Inc.(x)*	19,486	198,173
Barrett Business Services, Inc.	11,462	874,092
CBIZ, Inc.*	72,424	2,342,192
CRA International, Inc.	10,295	1,022,705
Exponent, Inc.	72,605	8,215,256
First Advantage Corp.*	35,696	680,009
Forrester Research, Inc.*	17,019	838,356
Franklin Covey Co.*	18,046	736,096
GP Strategies Corp.*	21,116	437,101
Heidrick & Struggles International, Inc.	29,513	1,317,165
HireQuest, Inc.(x)	7,358	142,230
Huron Consulting Group, Inc.*	32,362	1,682,824
ICF International, Inc.	26,777	2,390,918
Insperity, Inc.	50,554	5,598,350
KBR, Inc.	197,683	7,788,710
Kelly Services, Inc., Class A	50,962	962,163
Kforce, Inc.	29,203	1,741,667
Korn Ferry	77,278	5,591,836
ManTech International Corp., Class A	39,692	3,013,417
Mistras Group, Inc.*	29,882	303,601
Resources Connection, Inc.	47,488	749,361
TriNet Group, Inc.*	56,400	5,334,312
TrueBlue, Inc.*	50,609	1,370,492
Upwork, Inc.*	168,822	7,602,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Willdan Group, Inc.*	15,865	$564,635

		70,238,762

Road & Rail (0.6%)
ArcBest Corp.	37,165	3,038,982
Avis Budget Group, Inc.*	68,310	7,958,798
Covenant Logistics Group, Inc., Class A*	17,927	495,682
Daseke, Inc.*	60,801	559,977
Heartland Express, Inc.	69,057	1,106,293
HyreCar, Inc.*	25,371	215,653
Marten Transport Ltd.	87,414	1,371,526
PAM Transportation Services, Inc.*	6,418	288,682
Saia, Inc.*	37,186	8,851,384
Universal Logistics Holdings, Inc.	13,910	279,313
US Xpress Enterprises, Inc., Class A*	38,937	336,026
Werner Enterprises, Inc.	79,719	3,529,160
Yellow Corp.(x)*	72,871	411,721

		28,443,197

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc.*	26,661	366,056
Applied Industrial Technologies, Inc.	50,710	4,570,492
Beacon Roofing Supply, Inc.*	80,901	3,863,832
BlueLinx Holdings, Inc.*	12,984	634,658
Boise Cascade Co.	57,014	3,077,616
CAI International, Inc.	23,618	1,320,482
Custom Truck One Source, Inc.(x)*	58,471	545,534
DXP Enterprises, Inc.*	25,243	746,436
EVI Industries, Inc.(x)*	7,441	202,395
GATX Corp.	51,122	4,578,486
Global Industrial Co.	19,090	723,320
GMS, Inc.*	61,881	2,710,388
H&E Equipment Services, Inc.	47,070	1,633,800
Herc Holdings, Inc.*	36,125	5,904,992
Karat Packaging, Inc.(x)*	6,635	139,534
Lawson Products, Inc.*	7,013	350,720
McGrath RentCorp	34,960	2,515,372
MRC Global, Inc.*	109,136	801,058
NOW, Inc.*	168,573	1,289,583
Rush Enterprises, Inc., Class A	49,728	2,245,717
Rush Enterprises, Inc., Class B	10,977	502,417
Textainer Group Holdings Ltd.*	69,377	2,421,951
Titan Machinery, Inc.*	28,044	726,620
Transcat, Inc.*	11,297	728,431
Triton International Ltd.	96,619	5,028,053
Veritiv Corp.*	21,343	1,911,479
WESCO International, Inc.*	62,175	7,170,021
Willis Lease Finance Corp.*	5,016	186,545

		56,895,988

Total Industrials		600,501,172

Information Technology (12.9%)
Communications Equipment (0.6%)
ADTRAN, Inc.	64,727	1,214,279
Aviat Networks, Inc.(x)*	10,493	344,800
CalAmp Corp.*	56,095	558,145
Calix, Inc.*	77,223	3,817,133
Cambium Networks Corp.*	12,468	451,217
Casa Systems, Inc.*	37,005	250,894
Clearfield, Inc.*	18,087	798,541
Comtech Telecommunications Corp.	37,827	968,750
Digi International, Inc.*	48,873	1,027,310
DZS, Inc.*	24,199	296,680
EchoStar Corp., Class A*	59,844	1,526,620
EMCORE Corp.*	52,862	395,408
Extreme Networks, Inc.*	183,465	1,807,130
Harmonic, Inc.*	138,451	1,211,446
Infinera Corp.*	252,484	2,100,667
Inseego Corp.(x)*	120,649	803,522
KVH Industries, Inc.*	26,580	255,965
NETGEAR, Inc.*	34,858	1,112,319
NetScout Systems, Inc.*	101,582	2,737,635
Plantronics, Inc.*	56,694	1,457,603
Ribbon Communications, Inc.*	97,891	585,388
Viavi Solutions, Inc.*	330,923	5,208,728

		28,930,180

Electronic Equipment, Instruments & Components (2.0%)
908 Devices, Inc.(x)*	16,891	549,295
Advanced Energy Industries, Inc.	55,697	4,887,412
Aeva Technologies, Inc.(x)*	101,762	807,990
Akoustis Technologies, Inc.(x)*	62,915	610,275
Arlo Technologies, Inc.*	121,880	781,251
Badger Meter, Inc.	42,276	4,275,795
Belden, Inc.	64,471	3,756,080
Benchmark Electronics, Inc.	51,806	1,383,738
CTS Corp.	44,263	1,368,169
Daktronics, Inc.*	56,250	305,438
ePlus, Inc.*	19,260	1,976,269
Fabrinet*	51,349	5,263,786
FARO Technologies, Inc.*	25,618	1,685,921
Identiv, Inc.(x)*	29,902	563,354
II-VI, Inc.*	147,534	8,757,618
Insight Enterprises, Inc.*	45,423	4,091,704
Iteris, Inc.*	61,214	323,210
Itron, Inc.*	63,240	4,782,841
Kimball Electronics, Inc.*	37,014	953,851
Knowles Corp.*	124,814	2,339,014
Luna Innovations, Inc.*	38,210	362,995
Methode Electronics, Inc.	55,259	2,323,641
MicroVision, Inc.(x)*	229,189	2,532,538
Napco Security Technologies, Inc.*	21,899	943,409
nLight, Inc.*	61,565	1,735,517
Novanta, Inc.*	49,303	7,617,314
OSI Systems, Inc.*	24,522	2,324,686
Ouster, Inc.(x)*	42,028	307,645
PAR Technology Corp.(x)*	34,327	2,111,454
PC Connection, Inc.	16,979	747,585
Plexus Corp.*	36,200	3,236,642
Rogers Corp.*	25,996	4,847,734
Sanmina Corp.*	92,978	3,583,372
ScanSource, Inc.*	38,927	1,354,270
TTM Technologies, Inc.*	155,084	1,949,406
Velodyne Lidar, Inc.(x)*	102,324	605,758
Vishay Intertechnology, Inc.	193,017	3,877,712
Vishay Precision Group, Inc.*	19,947	693,557

		90,618,246

IT Services (1.4%)
BigCommerce Holdings, Inc.(x)*	68,013	3,444,178
Brightcove, Inc.*	58,868	679,337
Cantaloupe, Inc.(x)*	84,339	909,174
Cass Information Systems, Inc.	21,902	916,599
Conduent, Inc.*	242,496	1,598,049
CSG Systems International, Inc.	47,120	2,271,184
DigitalOcean Holdings, Inc.(x)*	69,893	5,425,794
Evertec, Inc.	87,019	3,978,509
Evo Payments, Inc., Class A*	70,310	1,664,941
ExlService Holdings, Inc.*	45,121	5,555,297
Flywire Corp.(x)*	16,401	719,020
GreenBox POS(x)*	25,138	208,394
GreenSky, Inc., Class A*	97,020	1,084,684
Grid Dynamics Holdings, Inc.*	56,843	1,660,952
Hackett Group, Inc. (The)	38,490	755,174
I3 Verticals, Inc., Class A*	29,880	723,395
IBEX Holdings Ltd.*	8,546	145,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
International Money Express, Inc.*	39,375	$657,562
Limelight Networks, Inc.(x)*	164,396	391,262
LiveRamp Holdings, Inc.*	94,224	4,450,200
MAXIMUS, Inc.	88,780	7,386,496
MoneyGram International, Inc.*	127,591	1,023,280
Paya Holdings, Inc., Class A(x)*	118,995	1,293,476
Perficient, Inc.*	47,114	5,451,090
Priority Technology Holdings, Inc.(x)*	10,429	69,666
Rackspace Technology, Inc.(x)*	77,838	1,106,856
Repay Holdings Corp.*	120,716	2,780,089
StarTek, Inc.*	27,393	150,935
TTEC Holdings, Inc.	26,759	2,502,769
Tucows, Inc., Class A(x)*	13,455	1,062,272
Unisys Corp.*	95,213	2,393,655
Verra Mobility Corp.*	194,084	2,924,846

		65,384,417

Semiconductors & Semiconductor Equipment (2.7%)
Alpha & Omega Semiconductor Ltd.*	30,146	945,680
Ambarella, Inc.*	50,458	7,858,329
Amkor Technology, Inc.	147,777	3,687,036
Atomera, Inc.(x)*	28,326	654,047
Axcelis Technologies, Inc.*	48,209	2,267,269
AXT, Inc.*	58,446	486,855
CEVA, Inc.*	30,862	1,316,882
CMC Materials, Inc.	42,289	5,211,273
Cohu, Inc.*	69,374	2,215,806
Diodes, Inc.*	61,157	5,540,213
DSP Group, Inc.*	30,918	677,413
FormFactor, Inc.*	112,564	4,202,014
Ichor Holdings Ltd.*	41,625	1,710,371
Impinj, Inc.*	26,066	1,489,151
Kopin Corp.*	112,322	576,212
Kulicke & Soffa Industries, Inc.	85,726	4,996,111
Lattice Semiconductor Corp.*	191,289	12,366,834
MACOM Technology Solutions Holdings, Inc.*	70,483	4,572,232
MaxLinear, Inc.*	101,374	4,992,669
Meta Materials, Inc.(x)*	298,684	1,726,394
NeoPhotonics Corp.*	77,212	672,517
NVE Corp.	6,898	441,265
Onto Innovation, Inc.*	67,740	4,894,215
PDF Solutions, Inc.*	39,276	904,919
Photronics, Inc.*	88,614	1,207,809
Power Integrations, Inc.	85,131	8,427,118
Rambus, Inc.*	144,919	3,217,202
Semtech Corp.*	90,846	7,083,263
Silicon Laboratories, Inc.*	62,414	8,747,946
SiTime Corp.*	18,627	3,803,075
SkyWater Technology, Inc.(x)*	11,379	309,509
SMART Global Holdings, Inc.*	20,551	914,519
SunPower Corp.(x)*	113,443	2,572,887
Synaptics, Inc.*	49,665	8,926,290
Ultra Clean Holdings, Inc.*	61,729	2,629,655
Veeco Instruments, Inc.*	71,100	1,579,131

		123,824,111

Software (5.9%)
8x8, Inc.*	154,083	3,604,001
A10 Networks, Inc.*	92,408	1,245,660
ACI Worldwide, Inc.*	163,244	5,016,488
Agilysys, Inc.*	27,692	1,449,953
Alarm.com Holdings, Inc.*	68,447	5,351,871
Alkami Technology, Inc.*	10,078	248,725
Altair Engineering, Inc., Class A*	64,472	4,444,700
American Software, Inc., Class A	46,659	1,108,151
Appfolio, Inc., Class A*	27,123	3,265,609
Appian Corp.(x)*	56,938	5,267,334
Asana, Inc., Class A*	104,863	10,888,974
Avaya Holdings Corp.*	119,457	2,364,054
Benefitfocus, Inc.*	36,147	401,232
Blackbaud, Inc.*	70,053	4,928,229
Blackline, Inc.*	75,888	8,959,337
Bottomline Technologies DE, Inc.*	64,079	2,517,023
Box, Inc., Class A*	201,282	4,764,345
BTRS Holdings, Inc.(x)*	68,623	730,149
Cerence, Inc.*	52,772	5,071,917
ChannelAdvisor Corp.*	42,918	1,082,821
Cleanspark, Inc.(x)*	47,382	549,157
Cloudera, Inc.*	335,033	5,350,477
CommVault Systems, Inc.*	63,811	4,805,606
Cornerstone OnDemand, Inc.*	87,483	5,009,277
Couchbase, Inc.*	12,427	386,604
CS Disco, Inc.(x)*	9,810	470,291
Digimarc Corp.(x)*	16,207	558,169
Digital Turbine, Inc.*	128,158	8,810,863
Domo, Inc., Class B*	39,582	3,342,304
E2open Parent Holdings, Inc.(x)*	227,603	2,571,914
Ebix, Inc.	38,412	1,034,435
eGain Corp.*	29,588	301,798
Envestnet, Inc.*	77,254	6,198,861
EverCommerce, Inc.(x)*	20,410	336,561
GTY Technology Holdings, Inc.*	46,585	350,319
Instructure Holdings, Inc.(x)*	13,133	296,674
Intapp, Inc.(x)*	11,691	301,160
Intelligent Systems Corp.(x)*	11,733	476,477
InterDigital, Inc.	40,702	2,760,410
j2 Global, Inc.*	60,689	8,291,331
JFrog Ltd.*	74,694	2,502,249
Kaltura, Inc.(x)*	18,056	185,796
LivePerson, Inc.*	93,103	5,488,422
Marathon Digital Holdings, Inc.(x)*	138,178	4,363,661
MeridianLink, Inc.(x)*	13,574	303,515
MicroStrategy, Inc., Class A(x)*	11,035	6,382,644
Mimecast Ltd.*	87,216	5,546,938
Mitek Systems, Inc.*	60,741	1,123,709
Model N, Inc.*	50,334	1,686,189
Momentive Global, Inc.*	187,946	3,683,742
ON24, Inc.*	34,351	684,959
OneSpan, Inc.*	52,105	978,532
PagerDuty, Inc.*	116,852	4,840,010
Ping Identity Holding Corp.*	67,818	1,666,288
Progress Software Corp.	63,651	3,130,993
PROS Holdings, Inc.*	57,858	2,052,802
Q2 Holdings, Inc.*	79,146	6,342,760
QAD, Inc., Class A	18,039	1,576,428
Qualys, Inc.*	49,351	5,492,273
Rapid7, Inc.*	79,509	8,986,107
Rekor Systems, Inc.(x)*	45,417	521,841
Rimini Street, Inc.*	63,470	612,486
Riot Blockchain, Inc.(x)*	122,034	3,136,274
Sailpoint Technologies Holdings, Inc.*	132,089	5,663,976
Sapiens International Corp. NV	44,771	1,288,509
SecureWorks Corp., Class A*	14,823	294,681
ShotSpotter, Inc.*	12,279	446,587
Smith Micro Software, Inc.*	52,691	255,024
Sprout Social, Inc., Class A*	63,943	7,797,849
SPS Commerce, Inc.*	50,814	8,196,806
Sumo Logic, Inc.*	118,086	1,903,546
Telos Corp.*	54,662	1,553,494
Tenable Holdings, Inc.*	126,955	5,857,704
Upland Software, Inc.*	40,008	1,337,868
Varonis Systems, Inc.*	149,830	9,117,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Verint Systems, Inc.*	93,264	$4,177,295
Veritone, Inc.*	40,659	971,344
Viant Technology, Inc., Class A*	16,523	201,911
VirnetX Holding Corp.(x)*	82,597	323,780
Vonage Holdings Corp.*	347,489	5,601,523
Workiva, Inc.*	60,822	8,573,469
Xperi Holding Corp.	151,936	2,862,474
Yext, Inc.*	160,770	1,934,063
Zix Corp.*	77,440	547,501
Zuora, Inc., Class A*	151,864	2,517,905

		267,626,344

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	168,813	4,654,174
Avid Technology, Inc.*	52,332	1,513,441
Corsair Gaming, Inc.(x)*	38,924	1,009,299
Diebold Nixdorf, Inc.*	108,024	1,092,123
Eastman Kodak Co.(x)*	64,941	442,248
Quantum Corp.*	80,847	418,788
Super Micro Computer, Inc.*	62,481	2,284,930
Turtle Beach Corp.*	20,447	568,836

		11,983,839

Total Information Technology		588,367,137

Materials (3.4%)
Chemicals (1.7%)
AdvanSix, Inc.*	39,530	1,571,317
American Vanguard Corp.	44,403	668,265
Amyris, Inc.*	242,033	3,323,113
Avient Corp.	125,199	5,802,974
Balchem Corp.	46,676	6,771,287
Cabot Corp.	81,232	4,071,348
Chase Corp.	10,273	1,049,387
Danimer Scientific, Inc.*	99,524	1,626,222
Ecovyst, Inc.	74,328	866,664
Ferro Corp.*	118,926	2,418,955
FutureFuel Corp.	40,240	286,911
GCP Applied Technologies, Inc.*	71,218	1,561,099
Hawkins, Inc.	27,814	970,152
HB Fuller Co.	67,407	4,351,796
Ingevity Corp.*	53,578	3,823,862
Innospec, Inc.	35,507	2,990,400
Intrepid Potash, Inc.*	15,884	490,816
Koppers Holdings, Inc.*	31,674	990,129
Kraton Corp.*	42,603	1,944,401
Kronos Worldwide, Inc.	34,429	427,264
Livent Corp.*	227,686	5,261,823
Marrone Bio Innovations, Inc.*	87,097	78,474
Minerals Technologies, Inc.	41,912	2,927,134
Orion Engineered Carbons SA*	87,717	1,599,081
PureCycle Technologies, Inc.(x)*	47,677	633,151
Quaker Chemical Corp.	19,843	4,717,078
Rayonier Advanced Materials, Inc.*	95,332	714,990
Sensient Technologies Corp.	56,723	5,166,331
Stepan Co.	31,201	3,523,841
Tredegar Corp.	40,240	490,123
Trinseo SA	56,705	3,060,936
Tronox Holdings plc, Class A	157,518	3,882,819
Zymergen, Inc.(x)*	27,095	356,841

		78,418,984

Construction Materials (0.2%)
Forterra, Inc.*	44,762	1,054,593
Summit Materials, Inc., Class A*	169,983	5,434,357
United States Lime & Minerals, Inc.	3,089	373,151

		6,862,101

Containers & Packaging (0.2%)
Greif, Inc., Class A	37,338	2,412,035
Greif, Inc., Class B	9,202	596,290
Myers Industries, Inc.	56,641	1,108,464
O-I Glass, Inc.*	228,710	3,263,692
Pactiv Evergreen, Inc.	56,058	701,846
Ranpak Holdings Corp.*	50,594	1,356,931
UFP Technologies, Inc.*	10,569	650,945

		10,090,203

Metals & Mining (1.1%)
Allegheny Technologies, Inc.*	184,387	3,066,356
Arconic Corp.*	152,892	4,822,214
Carpenter Technology Corp.	69,230	2,266,590
Century Aluminum Co.(x)*	77,724	1,045,388
Coeur Mining, Inc.*	360,167	2,222,230
Commercial Metals Co.	160,790	4,897,663
Compass Minerals International, Inc.	49,510	3,188,444
Constellium SE*	177,697	3,337,150
Gatos Silver, Inc.*	65,293	759,358
Haynes International, Inc.	17,529	652,955
Hecla Mining Co.	769,516	4,232,338
Kaiser Aluminum Corp.	22,799	2,484,179
Materion Corp.	29,076	1,995,777
MP Materials Corp.(x)*	105,596	3,403,359
Novagold Resources, Inc.*	343,352	2,362,262
Olympic Steel, Inc.	13,564	330,419
Perpetua Resources Corp.*	38,790	193,174
PolyMet Mining Corp.(x)*	41,785	127,444
Ryerson Holding Corp.	27,264	607,169
Schnitzer Steel Industries, Inc., Class A	37,669	1,650,279
SunCoke Energy, Inc.	111,796	702,079
TimkenSteel Corp.*	69,193	905,044
Warrior Met Coal, Inc.	73,006	1,698,850
Worthington Industries, Inc.	43,255	2,279,538

		49,230,259

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	24,753	948,783
Domtar Corp.*	72,354	3,946,187
Glatfelter Corp.	69,103	974,352
Neenah, Inc.	23,107	1,077,017
Schweitzer-Mauduit International, Inc.	45,320	1,570,791
Verso Corp., Class A	43,381	900,156

		9,417,286

Total Materials		154,018,833

Real Estate (6.3%)
Equity Real Estate Investment Trusts (REITs) (5.6%)
Acadia Realty Trust (REIT)	122,692	2,504,144
Agree Realty Corp. (REIT)	97,356	6,447,888
Alexander & Baldwin, Inc. (REIT)	102,949	2,413,125
Alexander’s, Inc. (REIT)	2,790	727,130
American Assets Trust, Inc. (REIT)	72,291	2,705,129
American Finance Trust, Inc. (REIT)	159,832	1,285,049
Apartment Investment and Management Co. (REIT), Class A	215,619	1,476,990
Apple Hospitality REIT, Inc. (REIT)	303,989	4,781,747
Armada Hoffler Properties, Inc. (REIT)	90,200	1,205,974
Ashford Hospitality Trust, Inc. (REIT)(x)*	15,863	233,503
Braemar Hotels & Resorts, Inc. (REIT)*	64,400	312,340
Brandywine Realty Trust (REIT)	245,658	3,296,730
Broadstone Net Lease, Inc. (REIT)	213,835	5,305,246
BRT Apartments Corp. (REIT)	16,207	312,471
CareTrust REIT, Inc. (REIT)	141,228	2,869,753
CatchMark Timber Trust, Inc. (REIT), Class A	74,657	886,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Centerspace (REIT)	20,018	$1,891,701
Chatham Lodging Trust (REIT)*	73,504	900,424
City Office REIT, Inc. (REIT)	66,472	1,187,190
Clipper Realty, Inc. (REIT)	22,867	185,223
Columbia Property Trust, Inc. (REIT)	167,698	3,189,616
Community Healthcare Trust, Inc. (REIT)	32,291	1,459,230
CorePoint Lodging, Inc. (REIT)*	60,417	936,463
Corporate Office Properties Trust (REIT)	163,623	4,414,549
CTO Realty Growth, Inc. (REIT)	7,322	393,631
DiamondRock Hospitality Co. (REIT)*	305,398	2,886,011
DigitalBridge Group, Inc. (REIT)(x)*	692,112	4,173,435
Diversified Healthcare Trust (REIT)	346,599	1,174,971
Easterly Government Properties, Inc. (REIT)	100,968	2,085,999
EastGroup Properties, Inc. (REIT)	55,174	9,193,644
Empire State Realty Trust, Inc. (REIT), Class A	207,011	2,076,320
Equity Commonwealth (REIT)	156,636	4,069,403
Essential Properties Realty Trust, Inc. (REIT)	169,466	4,731,491
Farmland Partners, Inc. (REIT)	37,821	453,474
Four Corners Property Trust, Inc. (REIT)	112,585	3,024,033
Franklin Street Properties Corp. (REIT)	155,528	721,650
GEO Group, Inc. (The) (REIT)(x)	170,531	1,273,867
Getty Realty Corp. (REIT)	57,688	1,690,835
Gladstone Commercial Corp. (REIT)	49,687	1,044,918
Gladstone Land Corp. (REIT)	32,778	746,355
Global Medical REIT, Inc. (REIT)	82,074	1,206,488
Global Net Lease, Inc. (REIT)	138,754	2,222,839
Healthcare Realty Trust, Inc. (REIT)	205,073	6,107,074
Hersha Hospitality Trust (REIT)*	46,740	436,084
Independence Realty Trust, Inc. (REIT)	147,897	3,009,704
Indus Realty Trust, Inc. (REIT)	6,325	443,382
Industrial Logistics Properties Trust (REIT)	94,058	2,390,014
Innovative Industrial Properties, Inc. (REIT)	33,382	7,716,917
iStar, Inc. (REIT)(x)	102,452	2,569,496
Kite Realty Group Trust (REIT)	120,742	2,458,307
Lexington Realty Trust (REIT)(x)	370,396	4,722,549
LTC Properties, Inc. (REIT)	54,626	1,731,098
Macerich Co. (The) (REIT)	298,891	4,994,469
Mack-Cali Realty Corp. (REIT)*	127,148	2,176,774
Monmouth Real Estate Investment Corp. (REIT)	137,894	2,571,723
National Health Investors, Inc. (REIT)	63,337	3,388,529
National Storage Affiliates Trust (REIT)	113,357	5,984,116
NETSTREIT Corp. (REIT)	57,444	1,358,551
NexPoint Residential Trust, Inc. (REIT)	32,216	1,993,526
Office Properties Income Trust (REIT)	68,935	1,746,124
One Liberty Properties, Inc. (REIT)	24,657	751,792
Outfront Media, Inc. (REIT)	210,674	5,308,985
Paramount Group, Inc. (REIT)	270,252	2,429,565
Pebblebrook Hotel Trust (REIT)	188,185	4,217,226
Phillips Edison & Co., Inc. (REIT)	18,858	579,129
Physicians Realty Trust (REIT)	310,359	5,468,526
Piedmont Office Realty Trust, Inc. (REIT), Class A	180,908	3,153,226
Plymouth Industrial REIT, Inc. (REIT)	42,380	964,145
Postal Realty Trust, Inc. (REIT), Class A	17,443	325,137
PotlatchDeltic Corp. (REIT)	95,601	4,931,100
Preferred Apartment Communities, Inc. (REIT), Class A	72,541	887,176
PS Business Parks, Inc. (REIT)	29,082	4,558,313
Retail Opportunity Investments Corp. (REIT)	168,325	2,932,221
Retail Properties of America, Inc. (REIT), Class A	283,074	3,645,993
Retail Value, Inc. (REIT)	25,253	664,911
RLJ Lodging Trust (REIT)	237,000	3,521,820
RPT Realty (REIT)	115,364	1,472,045
Ryman Hospitality Properties, Inc. (REIT)*	77,860	6,516,882
Sabra Health Care REIT, Inc. (REIT)	306,399	4,510,193
Safehold, Inc. (REIT)(x)	25,902	1,862,095
Saul Centers, Inc. (REIT)	18,362	809,030
Seritage Growth Properties (REIT), Class A(x)*	47,385	702,720
Service Properties Trust (REIT)	237,580	2,663,272
SITE Centers Corp. (REIT)	250,836	3,872,908
STAG Industrial, Inc. (REIT)	232,956	9,143,523
Summit Hotel Properties, Inc. (REIT)*	150,170	1,446,137
Sunstone Hotel Investors, Inc. (REIT)*	311,147	3,715,095
Tanger Factory Outlet Centers, Inc. (REIT)(x)	139,375	2,271,812
Terreno Realty Corp. (REIT)	95,129	6,015,007
UMH Properties, Inc. (REIT)	58,531	1,340,360
Uniti Group, Inc. (REIT)	266,050	3,291,038
Universal Health Realty Income Trust (REIT)	18,409	1,017,465
Urban Edge Properties (REIT)	167,622	3,069,159
Urstadt Biddle Properties, Inc. (REIT), Class A	45,765	866,331
Washington REIT (REIT)	104,729	2,592,043
Whitestone REIT (REIT)	52,883	517,196
Xenia Hotels & Resorts, Inc. (REIT)*	164,954	2,926,284

		254,855,455

Real Estate Management & Development (0.7%)
Cushman & Wakefield plc(x)*	183,969	3,423,663
eXp World Holdings, Inc.(x)	89,836	3,572,778
Fathom Holdings, Inc.(x)*	6,386	170,506
Forestar Group, Inc.*	21,056	392,273
FRP Holdings, Inc.*	10,862	607,403
Kennedy-Wilson Holdings, Inc.	173,832	3,636,566
Marcus & Millichap, Inc.*	36,528	1,483,767
Newmark Group, Inc., Class A	212,548	3,041,562
Rafael Holdings, Inc., Class B(x)*	12,727	391,101
RE/MAX Holdings, Inc., Class A	26,795	834,932
Realogy Holdings Corp.*	166,615	2,922,427
Redfin Corp.(x)*	142,942	7,161,394
RMR Group, Inc. (The), Class A	24,461	818,221
St Joe Co. (The)	48,889	2,058,227
Tejon Ranch Co.*	33,070	587,323

		31,102,143

Total Real Estate		285,957,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (2.2%)
Electric Utilities (0.5%)
ALLETE, Inc.	69,918	$4,161,519
MGE Energy, Inc.	52,731	3,875,729
Otter Tail Corp.	59,563	3,333,741
PNM Resources, Inc.	123,939	6,132,502
Portland General Electric Co.	130,297	6,122,656
Via Renewables, Inc.(x)	17,159	174,850

		23,800,997

Gas Utilities (0.7%)
Brookfield Infrastructure Corp., Class A	74,272	4,447,407
Chesapeake Utilities Corp.	24,949	2,995,127
New Jersey Resources Corp.	132,071	4,597,392
Northwest Natural Holding Co.	44,190	2,032,298
ONE Gas, Inc.	72,559	4,598,064
South Jersey Industries, Inc.	138,314	2,940,556
Southwest Gas Holdings, Inc.	85,156	5,695,233
Spire, Inc.	67,642	4,138,338

		31,444,415

Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	53,669	1,513,465
Clearway Energy, Inc., Class C	111,933	3,388,212
Ormat Technologies, Inc.(x)	65,452	4,359,758
Sunnova Energy International, Inc.*	124,571	4,103,369

		13,364,804

Multi-Utilities (0.3%)
Avista Corp.	102,002	3,990,318
Black Hills Corp.	91,275	5,728,419
NorthWestern Corp.	68,517	3,926,024
Unitil Corp.	21,439	917,161

		14,561,922

Water Utilities (0.4%)
American States Water Co.	53,398	4,566,597
Artesian Resources Corp., Class A	12,384	472,697
Cadiz, Inc.(x)*	31,345	220,669
California Water Service Group	73,238	4,315,915
Global Water Resources, Inc.	18,972	355,156
Middlesex Water Co.	25,011	2,570,630
Pure Cycle Corp.*	29,880	397,703
SJW Group	40,102	2,649,138
York Water Co. (The)	19,985	872,945

		16,421,450

Total Utilities		99,593,588

Total Common Stocks (91.0%) (Cost $2,864,254,739)		4,152,761,722

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
4.000%, 6/15/23(e)	$17,000	16,916

Total Financials		16,916

Total Long-Term Debt Securities (0.0%) (Cost $17,673)		16,916

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)*	23,102	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	987	—

		—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	4,193	—

Total Rights (0.0%) (Cost $69,306)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	15,000,000	15,000,000
JPMorgan Prime Money Market Fund, IM Shares	231,399,542	231,515,242

Total Investment Companies		246,515,242

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.7%)
Cantor Fitzgerald & Co., 0.06%, dated 9/30/21, due 10/5/21, repurchase price $20,000,153, collateralized by various U.S. Government Agency Securities, ranging from 0.484%- 6.000%, maturing 9/25/29- 7/20/71; total market value $20,400,000.(xx)	$20,000,000	20,000,000
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $13,300,055, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $13,565,999.(xx)	13,300,000	13,300,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $39,235,310, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $40,019,984.(xx)	39,235,277	39,235,277
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $20,000,039, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $20,408,330.(xx)	20,000,000	20,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $46,932,464, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $52,121,312.(xx)	$46,930,000	$46,930,000
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $25,000,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.000%, maturing 10/7/21-2/15/51; total market value $25,500,000.(xx)	25,000,000	25,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $1,043,656, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $1,064,582.(xx)	1,043,655	1,043,655
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $4,100,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $4,182,123.(xx)	4,100,000	4,100,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $900,005, collateralized by various Common Stocks; total market value $1,000,033.(xx)	900,000	900,000

Total Repurchase Agreements		170,508,932

Total Short-Term Investments (9.1%) (Cost $416,960,658)		417,024,174

Total Investments in Securities (100.1%) (Cost $3,281,302,376)		4,569,802,812
Other Assets Less Liabilities (-0.1%)		(4,722,405)

Net Assets (100%)		$4,565,080,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $7,711,598 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $305,757,495. This was collateralized by $128,258,522 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 10/5/21 - 2/15/51 and by cash of $185,508,932 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	141,859	2,979,728	—	(528,797)	(8,180)	350,453	2,793,204	137,630	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	46,658	4,837,966	—	(1,693,865)	550,022	(841,919)	2,852,204	36,391	—

Total		7,817,694	—	(2,222,662)	541,842	(491,466)	5,645,408	174,021	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3,780	12/2021	USD	415,951,200	(6,351,284)

					(6,351,284)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$142,075,456	$—	$—		$142,075,456
Consumer Discretionary	476,513,070	251,898	—		476,764,968
Consumer Staples	133,883,663	—	—		133,883,663
Energy	187,587,450	—	—		187,587,450
Financials	643,778,290	—	—		643,778,290
Health Care	840,233,567	—	—		840,233,567
Industrials	600,501,172	—	—		600,501,172
Information Technology	588,367,137	—	—		588,367,137
Materials	154,018,833	—	—		154,018,833
Real Estate	285,957,598	—	—		285,957,598
Utilities	99,593,588	—	—		99,593,588
Corporate Bond
Financials	—	16,916	—		16,916
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	246,515,242	—	—		246,515,242
Repurchase Agreements	—	170,508,932	—		170,508,932

Total Assets	$4,399,025,066	$170,777,746	$—		$4,569,802,812

Liabilities:
Futures	$(6,351,284)	$—	$—		$(6,351,284)

Total Liabilities	$(6,351,284)	$—	$—		$(6,351,284)

Total	$4,392,673,782	$170,777,746	$—		$4,563,451,528

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,642,919,390
Aggregate gross unrealized depreciation	(376,628,518)

Net unrealized appreciation	$1,266,290,872

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,297,160,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.1%)
Afterpay Ltd.*	28,324	$2,450,342
AGL Energy Ltd.	86,034	356,076
Ampol Ltd.	33,046	663,155
APA Group	145,837	915,610
Aristocrat Leisure Ltd.	73,490	2,460,036
ASX Ltd.	24,853	1,451,828
Aurizon Holdings Ltd.	220,504	600,566
AusNet Services Ltd.	212,420	388,490
Australia & New Zealand Banking Group Ltd.	368,457	7,433,615
BHP Group Ltd.	380,661	10,231,150
BHP Group plc	274,913	6,851,735
BlueScope Steel Ltd.	66,740	968,235
Brambles Ltd.	190,808	1,484,092
Cochlear Ltd.	8,719	1,377,098
Coles Group Ltd.	169,928	2,073,789
Commonwealth Bank of Australia	229,248	17,083,450
Computershare Ltd.	67,426	882,399
Crown Resorts Ltd.*	50,451	348,950
CSL Ltd.	58,810	12,401,696
Dexus (REIT)	133,488	1,032,852
Domino’s Pizza Enterprises Ltd.	7,901	910,939
Endeavour Group Ltd.	165,078	828,938
Evolution Mining Ltd.	195,694	495,911
Fortescue Metals Group Ltd.	219,813	2,318,048
Glencore plc*	1,303,710	6,156,856
Goodman Group (REIT)	218,638	3,394,006
GPT Group (The) (REIT)	251,796	917,297
Insurance Australia Group Ltd.	330,212	1,163,689
Lendlease Corp. Ltd.	85,624	664,632
Macquarie Group Ltd.	44,843	5,883,522
Magellan Financial Group Ltd.	15,852	404,015
Medibank Pvt Ltd.	370,442	957,796
Mirvac Group (REIT)	518,657	1,112,691
National Australia Bank Ltd.	428,377	8,537,687
Newcrest Mining Ltd.	108,722	1,782,428
Northern Star Resources Ltd.	146,480	902,277
Oil Search Ltd.	260,391	824,262
Orica Ltd.	53,155	523,908
Origin Energy Ltd.	243,648	821,136
Qantas Airways Ltd.*	105,752	432,245
QBE Insurance Group Ltd.	187,882	1,567,411
Ramsay Health Care Ltd.	23,556	1,184,932
REA Group Ltd.	7,127	810,377
Reece Ltd.	37,924	516,962
Rio Tinto Ltd.	47,613	3,383,383
Rio Tinto plc	145,066	9,578,149
Santos Ltd.	244,387	1,260,005
Scentre Group (REIT)	691,496	1,487,864
SEEK Ltd.	43,293	963,757
Sonic Healthcare Ltd.	58,553	1,719,103
South32 Ltd.	585,490	1,486,131
Stockland (REIT)	294,244	940,910
Suncorp Group Ltd.	164,064	1,473,613
Sydney Airport*	171,873	1,020,969
Tabcorp Holdings Ltd.	298,165	1,055,341
Telstra Corp. Ltd.	542,863	1,530,068
Transurban Group*	39,466	404,012
Transurban Group	355,197	3,601,348
Treasury Wine Estates Ltd.	93,363	829,988
Vicinity Centres (REIT)	475,722	566,811
Washington H Soul Pattinson & Co. Ltd.(x)	27,944	788,607
Wesfarmers Ltd.	145,791	5,866,985
Westpac Banking Corp.	475,892	8,849,387
WiseTech Global Ltd.	20,729	798,646
Woodside Petroleum Ltd.	127,146	2,187,903
Woolworths Group Ltd.	165,078	4,687,380

		169,047,489

Austria (0.3%)
Erste Group Bank AG	36,446	1,591,665
Mondi plc	64,689	1,581,158
OMV AG	18,889	1,135,029
Raiffeisen Bank International AG	21,501	559,348
Verbund AG	8,887	897,724
voestalpine AG(x)	14,333	526,802

		6,291,726

Belgium (0.7%)
Ageas SA/NV	22,649	1,120,901
Anheuser-Busch InBev SA/NV	98,321	5,552,980
Elia Group SA/NV	3,959	472,861
Etablissements Franz Colruyt NV	7,686	391,545
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	714,747
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	8,184	899,743
KBC Group NV	32,349	2,904,142
Proximus SADP	21,281	420,736
Sofina SA	2,034	806,911
Solvay SA	9,379	1,167,070
UCB SA	15,986	1,778,684
Umicore SA	25,830	1,530,639

		17,760,959

Brazil (0.1%)
Yara International ASA	21,864	1,082,132

Chile (0.0%)
Antofagasta plc	52,537	943,887

China (0.6%)
BOC Hong Kong Holdings Ltd.	480,000	1,438,000
Budweiser Brewing Co. APAC Ltd.(m)	236,500	595,286
Chow Tai Fook Jewellery Group Ltd.	261,000	496,895
ESR Cayman Ltd.(m)*	209,200	631,532
Futu Holdings Ltd. (ADR)(x)*	6,530	594,361
Prosus NV*	121,468	9,566,601
SITC International Holdings Co. Ltd.	173,000	616,774
Wilmar International Ltd.	246,400	756,985

		14,696,434

Denmark (2.4%)
Ambu A/S, Class B	22,107	653,000
AP Moller - Maersk A/S, Class A	417	1,066,986
AP Moller - Maersk A/S, Class B	748	2,023,316
Carlsberg A/S, Class B	13,179	2,143,898
Chr Hansen Holding A/S	13,577	1,108,744
Coloplast A/S, Class B	15,544	2,436,354
Danske Bank A/S	88,559	1,492,852
Demant A/S*	13,776	693,768
DSV A/S	26,051	6,219,580
Genmab A/S*	8,598	3,756,332
GN Store Nord A/S	15,875	1,081,897
Novo Nordisk A/S, Class B	217,597	20,929,583
Novozymes A/S, Class B	26,546	1,817,411
Orsted A/S(m)	24,445	3,225,286
Pandora A/S	12,902	1,564,625
ROCKWOOL International A/S, Class B	1,142	488,298
Tryg A/S	40,865	928,365
Vestas Wind Systems A/S	128,770	5,155,508

		56,785,803

Finland (1.2%)
Elisa OYJ	18,949	1,176,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Fortum OYJ	59,022	$1,794,984
Kesko OYJ, Class B	34,870	1,203,643
Kone OYJ, Class B	44,067	3,090,047
Neste OYJ	54,668	3,085,402
Nokia OYJ*	703,396	3,869,672
Nordea Bank Abp (Aquis Stock Exchange)	6,394	82,886
Nordea Bank Abp (Turquoise Stock Exchange)	414,054	5,313,901
Orion OYJ, Class B	14,233	563,358
Sampo OYJ, Class A	62,057	3,079,284
Stora Enso OYJ, Class R	77,504	1,286,892
UPM-Kymmene OYJ	68,594	2,423,582
Wartsila OYJ Abp	55,498	664,589

		27,634,728

France (9.3%)
Accor SA*	23,677	838,172
Adevinta ASA*	29,558	505,775
Aeroports de Paris*	4,202	533,363
Air Liquide SA	61,218	9,795,314
Airbus SE*	75,857	9,959,655
Alstom SA	40,848	1,549,832
Amundi SA(m)	8,092	682,374
Arkema SA	8,009	1,059,455
Atos SE	12,471	664,030
AXA SA	252,402	7,021,821
BioMerieux	5,447	618,625
BNP Paribas SA	145,057	9,291,688
Bollore SA	104,213	602,607
Bouygues SA	29,390	1,212,869
Bureau Veritas SA	37,689	1,156,744
Capgemini SE	20,720	4,309,142
Carrefour SA	79,185	1,425,365
Cie de Saint-Gobain	65,393	4,404,354
Cie Generale des Etablissements Michelin SCA	21,878	3,357,633
CNP Assurances	20,188	320,250
Covivio (REIT)	6,969	582,741
Credit Agricole SA	149,864	2,067,662
Danone SA	82,330	5,619,429
Dassault Aviation SA	2,970	333,218
Dassault Systemes SE	85,744	4,495,276
Edenred	32,591	1,755,375
Eiffage SA	10,687	1,078,123
Electricite de France SA	60,662	761,785
Engie SA	236,015	3,097,579
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	2,155,055
EssilorLuxottica SA (Turquoise Stock Exchange)	25,377	4,852,502
Eurazeo SE	5,700	535,696
Faurecia SE (Euronext Paris)	13,525	630,347
Faurecia SE (Italian Stock Exchange)	2,145	101,789
Gecina SA (REIT)	6,060	812,390
Getlink SE	60,889	953,302
Hermes International	4,132	5,710,741
Ipsen SA	4,385	418,623
Kering SA	9,658	6,869,021
Klepierre SA (REIT)	27,566	613,761
La Francaise des Jeux SAEM(m)	10,933	562,396
Legrand SA	34,635	3,714,722
L’Oreal SA	32,602	13,455,572
LVMH Moet Hennessy Louis Vuitton SE	35,873	25,651,495
Orange SA	256,680	2,780,700
Orpea SA	7,216	835,707
Pernod Ricard SA	27,331	5,976,936
Publicis Groupe SA	28,523	1,920,844
Remy Cointreau SA	3,014	584,170
Renault SA*	26,153	932,899
Safran SA	44,590	5,590,697
Sanofi	146,623	14,114,603
Sartorius Stedim Biotech	3,638	2,030,669
SCOR SE	20,441	585,862
SEB SA	3,082	434,573
Societe Generale SA	104,880	3,292,920
Sodexo SA*	11,958	1,047,091
Suez SA	46,512	1,060,670
Teleperformance	7,590	2,986,335
Thales SA	13,626	1,315,897
TotalEnergies SE	322,835	15,469,958
Ubisoft Entertainment SA*	12,028	721,456
Unibail-Rodamco-Westfield (REIT)*	16,259	1,189,173
Valeo	31,601	881,855
Veolia Environnement SA	71,505	2,188,247
Vinci SA	68,413	7,086,485
Vivendi SE	92,834	1,170,949
Wendel SE	3,045	422,228
Worldline SA(m)*	30,313	2,312,765

		223,071,357

Germany (8.1%)
adidas AG	24,536	7,731,461
Allianz SE (Registered)	53,276	12,016,068
Aroundtown SA	134,473	929,020
BASF SE	118,546	9,032,346
Bayer AG (Registered)	127,889	6,975,308
Bayerische Motoren Werke AG	42,925	4,120,110
Bayerische Motoren Werke AG (Preference)(q)	6,767	516,696
Bechtle AG	10,218	701,017
Beiersdorf AG	13,384	1,447,001
Brenntag SE	19,596	1,827,963
Carl Zeiss Meditec AG	5,130	986,128
Commerzbank AG*	133,548	889,539
Continental AG*	14,205	1,557,310
Covestro AG(m)	24,229	1,664,084
Daimler AG (Registered)	110,453	9,818,759
Deutsche Bank AG (Registered)*	259,299	3,325,581
Deutsche Boerse AG	24,714	4,023,104
Deutsche Lufthansa AG (Registered)(x)*	36,165	248,833
Deutsche Post AG (Registered)	127,888	8,060,334
Deutsche Telekom AG (Registered)	433,707	8,744,471
Deutsche Wohnen SE	45,542	2,791,817
E.ON SE	289,533	3,542,281
Evonik Industries AG	27,696	877,224
Fresenius Medical Care AG & Co. KGaA	26,746	1,884,835
Fresenius SE & Co. KGaA	54,845	2,636,909
FUCHS PETROLUB SE (Preference)(q)	9,892	462,801
GEA Group AG	21,057	965,010
Hannover Rueck SE	7,894	1,382,588
HeidelbergCement AG	19,792	1,484,372
HelloFresh SE*	19,689	1,822,813
Henkel AG & Co. KGaA	13,666	1,179,130
Henkel AG & Co. KGaA (Preference)(q)	23,736	2,203,690
Infineon Technologies AG	168,750	6,937,169
KION Group AG	9,779	915,085
Knorr-Bremse AG	9,339	1,002,164
LANXESS AG	11,068	752,625
LEG Immobilien SE	9,307	1,316,772
Merck KGaA	16,647	3,620,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
MTU Aero Engines AG	6,740	$1,523,995
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	18,277	5,009,636
Nemetschek SE	7,573	795,952
Porsche Automobil Holding SE (Preference)(q)	20,206	2,013,611
Puma SE	13,774	1,539,378
Rational AG	634	597,825
RWE AG	83,070	2,936,637
SAP SE	134,935	18,280,137
Sartorius AG (Preference)(q)	3,419	2,177,384
Scout24 AG(m)	11,842	821,986
Siemens AG (Registered)	98,853	16,249,152
Siemens Energy AG*	53,245	1,430,817
Siemens Healthineers AG(m)	34,896	2,270,687
Symrise AG	16,807	2,217,220
TeamViewer AG(m)*	20,012	590,087
Telefonica Deutschland Holding AG	147,959	421,164
Uniper SE	11,936	498,219
United Internet AG (Registered), Class G	12,524	487,329
Volkswagen AG(x)	4,096	1,271,727
Volkswagen AG (Preference)(q)	24,241	5,430,340
Vonovia SE	69,469	4,175,999
Zalando SE(m)(x)*	26,753	2,458,346

		193,590,085

Hong Kong (2.3%)
AIA Group Ltd.	1,563,012	17,996,740
CK Asset Holdings Ltd.	261,652	1,503,764
CK Infrastructure Holdings Ltd.	85,000	472,257
CLP Holdings Ltd.	213,000	2,048,705
Hang Lung Properties Ltd.	278,000	631,945
Hang Seng Bank Ltd.	96,000	1,638,403
Henderson Land Development Co. Ltd.	187,025	709,961
HK Electric Investments & HK Electric Investments Ltd.(m)	333,500	331,084
HKT Trust & HKT Ltd.	516,013	705,712
Hong Kong & China Gas Co. Ltd.	1,429,722	2,165,637
Hong Kong Exchanges & Clearing Ltd.	155,558	9,442,100
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	143,700	672,516
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,872
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,484,000
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	5,259
Link REIT (REIT)	268,400	2,293,798
Melco Resorts & Entertainment Ltd. (ADR)*	26,196	268,247
MTR Corp. Ltd.	206,000	1,105,953
New World Development Co. Ltd.	212,621	862,757
Power Assets Holdings Ltd.	187,000	1,095,932
Sino Land Co. Ltd.	403,172	542,447
Sun Hung Kai Properties Ltd.	166,500	2,069,155
Swire Pacific Ltd., Class A	73,000	432,684
Swire Properties Ltd.	138,800	347,291
Techtronic Industries Co. Ltd.	177,000	3,469,811
WH Group Ltd.(m)	963,603	685,498
Wharf Real Estate Investment Co. Ltd.	224,900	1,161,903
Xinyi Glass Holdings Ltd.	230,000	683,211

		54,829,642

Ireland (0.7%)
CRH plc	100,478	4,686,897
Flutter Entertainment plc*	21,687	4,287,343
Kerry Group plc, Class A	21,183	2,836,060
Kingspan Group plc	19,989	1,977,248
Smurfit Kappa Group plc	31,677	1,660,568

		15,448,116

Israel (0.5%)
Azrieli Group Ltd.	4,926	442,937
Bank Hapoalim BM	143,093	1,256,258
Bank Leumi Le-Israel BM	189,631	1,609,684
Check Point Software Technologies Ltd.*	14,454	1,633,880
Elbit Systems Ltd.	3,809	552,621
ICL Group Ltd.	96,042	698,589
Israel Discount Bank Ltd., Class A*	150,641	795,348
Mizrahi Tefahot Bank Ltd.	17,011	572,725
Nice Ltd.*	8,358	2,364,315
Teva Pharmaceutical Industries Ltd. (ADR)*	142,189	1,384,921
Wix.com Ltd.*	7,243	1,419,411

		12,730,689

Italy (1.9%)
Amplifon SpA	17,642	840,721
Assicurazioni Generali SpA	147,733	3,142,998
Atlantia SpA*	63,307	1,196,807
Davide Campari-Milano NV	68,194	959,971
DiaSorin SpA	3,478	729,957
Enel SpA	1,050,151	8,062,573
Eni SpA	329,953	4,393,080
Ferrari NV	16,319	3,416,246
FinecoBank Banca Fineco SpA*	76,412	1,384,782
Infrastrutture Wireless Italiane SpA(m)	37,216	415,021
Intesa Sanpaolo SpA	2,118,924	6,011,420
Mediobanca Banca di Credito Finanziario SpA*	81,255	981,549
Moncler SpA	26,080	1,595,073
Nexi SpA(m)*	58,185	1,085,543
Poste Italiane SpA(m)	66,421	914,146
Prysmian SpA	31,222	1,095,290
Recordati Industria Chimica e Farmaceutica SpA	13,735	798,933
Snam SpA	268,166	1,486,461
Telecom Italia SpA (Aquis Stock Exchange)	683,545	276,356
Telecom Italia SpA (Turquoise Stock Exchange)	1,086,535	425,796
Terna - Rete Elettrica Nazionale	186,552	1,323,183
UniCredit SpA	273,194	3,613,688

		44,149,594

Japan (21.9%)
ABC-Mart, Inc.	4,700	266,094
Acom Co. Ltd.(x)	50,400	184,897
Advantest Corp.	25,900	2,320,429
Aeon Co. Ltd.	83,500	2,197,433
AGC, Inc.	25,300	1,294,906
Aisin Corp.(x)	20,300	737,783
Ajinomoto Co., Inc.	58,800	1,739,882
ANA Holdings, Inc.(x)*	16,000	415,405
Asahi Group Holdings Ltd.	60,200	2,916,206
Asahi Intecc Co. Ltd.	26,300	721,552
Asahi Kasei Corp.	165,000	1,761,162
Astellas Pharma, Inc.	241,500	3,982,009
Azbil Corp.	17,500	752,199
Bandai Namco Holdings, Inc.	25,500	1,914,922
Bridgestone Corp.	72,100	3,419,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Brother Industries Ltd.(x)	28,000	$616,077
Canon, Inc.	131,700	3,239,442
Capcom Co. Ltd.	21,600	599,951
Casio Computer Co. Ltd.(x)	25,000	414,539
Central Japan Railway Co.	18,400	2,940,894
Chiba Bank Ltd. (The)(x)	74,600	480,326
Chubu Electric Power Co., Inc.(x)	83,600	991,667
Chugai Pharmaceutical Co. Ltd.	86,800	3,179,693
Concordia Financial Group Ltd.(x)	138,600	546,853
Cosmos Pharmaceutical Corp.	2,400	409,304
CyberAgent, Inc.	54,000	1,045,822
Dai Nippon Printing Co. Ltd.	30,800	745,904
Daifuku Co. Ltd.	13,400	1,260,037
Dai-ichi Life Holdings, Inc.	132,900	2,893,767
Daiichi Sankyo Co. Ltd.	223,500	5,962,492
Daikin Industries Ltd.	32,200	6,925,855
Daito Trust Construction Co. Ltd.(x)	8,900	1,039,103
Daiwa House Industry Co. Ltd.	73,800	2,464,668
Daiwa House REIT Investment Corp. (REIT)	264	773,567
Daiwa Securities Group, Inc.(x)	199,700	1,166,503
Denso Corp.	56,000	3,671,113
Dentsu Group, Inc.	28,381	1,091,857
Disco Corp.	3,800	1,063,690
East Japan Railway Co.	39,709	2,785,402
Eisai Co. Ltd.	31,000	2,334,467
ENEOS Holdings, Inc.(x)	399,790	1,632,522
FANUC Corp.	24,700	5,407,165
Fast Retailing Co. Ltd.	7,400	5,453,984
Fuji Electric Co. Ltd.	17,900	815,646
FUJIFILM Holdings Corp.	46,500	4,009,694
Fujitsu Ltd.	25,500	4,631,070
GLP J-REIT (REIT)	495	813,664
GMO Payment Gateway, Inc.	5,100	646,147
Hakuhodo DY Holdings, Inc.	33,300	574,497
Hamamatsu Photonics KK	17,500	1,085,598
Hankyu Hanshin Holdings, Inc.	30,500	962,311
Harmonic Drive Systems, Inc.(x)	5,500	265,251
Hikari Tsushin, Inc.	2,600	439,654
Hino Motors Ltd.	37,100	348,011
Hirose Electric Co. Ltd.	4,124	686,745
Hisamitsu Pharmaceutical Co., Inc.	5,800	220,008
Hitachi Construction Machinery Co. Ltd.	15,400	436,236
Hitachi Ltd.	124,500	7,382,079
Hitachi Metals Ltd.*	31,200	604,532
Honda Motor Co. Ltd.	209,300	6,454,879
Hoshizaki Corp.	6,900	628,256
Hoya Corp.	47,800	7,475,820
Hulic Co. Ltd.	33,300	371,247
Ibiden Co. Ltd.	13,000	718,659
Idemitsu Kosan Co. Ltd.(x)	24,077	635,621
Iida Group Holdings Co. Ltd.(x)	20,800	535,359
Inpex Corp.	132,400	1,036,188
Isuzu Motors Ltd.	71,200	935,423
Ito En Ltd.	6,900	458,199
ITOCHU Corp.(x)	155,100	4,543,114
Itochu Techno-Solutions Corp.	14,200	463,582
Japan Airlines Co. Ltd.*	16,538	393,661
Japan Exchange Group, Inc.	64,800	1,608,199
Japan Metropolitan Fund Invest (REIT)	930	894,065
Japan Post Bank Co. Ltd.	51,600	441,612
Japan Post Holdings Co. Ltd.*	206,100	1,734,655
Japan Post Insurance Co. Ltd.	26,300	475,984
Japan Real Estate Investment Corp. (REIT)	158	946,436
Japan Tobacco, Inc.	153,600	3,015,847
JFE Holdings, Inc.(x)	60,500	902,737
JSR Corp.	26,100	946,100
Kajima Corp.(x)	59,800	770,615
Kakaku.com, Inc.	16,200	524,455
Kansai Electric Power Co., Inc. (The)	91,100	884,077
Kansai Paint Co. Ltd.	21,800	542,052
Kao Corp.	62,600	3,729,831
KDDI Corp.(x)	210,400	6,953,196
Keio Corp.	13,600	728,098
Keisei Electric Railway Co. Ltd.	15,100	500,878
Keyence Corp.	25,140	15,063,513
Kikkoman Corp.(x)	18,900	1,535,916
Kintetsu Group Holdings Co. Ltd.*	23,500	793,187
Kirin Holdings Co. Ltd.	104,100	1,933,554
Kobayashi Pharmaceutical Co. Ltd.	6,200	491,013
Kobe Bussan Co. Ltd.	15,700	512,578
Koei Tecmo Holdings Co. Ltd.	8,320	395,752
Koito Manufacturing Co. Ltd.	13,800	829,780
Komatsu Ltd.	112,100	2,695,508
Konami Holdings Corp.	11,800	740,495
Kose Corp.	4,700	563,347
Kubota Corp.	133,800	2,854,383
Kurita Water Industries Ltd.	11,900	574,929
Kyocera Corp.	42,100	2,631,871
Kyowa Kirin Co. Ltd.	34,300	1,236,882
Lasertec Corp.	9,500	2,157,910
Lawson, Inc.	5,600	274,950
Lion Corp.	29,800	482,094
Lixil Corp.	34,000	988,001
M3, Inc.	57,200	4,083,484
Makita Corp.	29,800	1,626,233
Marubeni Corp.(x)	204,100	1,674,613
Mazda Motor Corp.*	71,600	623,501
McDonald’s Holdings Co. Japan Ltd.	8,076	381,190
Medipal Holdings Corp.	22,000	414,997
Meiji Holdings Co. Ltd.	15,222	983,794
Mercari, Inc.*	11,900	655,114
Minebea Mitsumi, Inc.	46,900	1,197,557
MISUMI Group, Inc.	36,700	1,559,538
Mitsubishi Chemical Holdings Corp.(x)	168,100	1,536,027
Mitsubishi Corp.	161,400	5,049,024
Mitsubishi Electric Corp.	236,700	3,292,121
Mitsubishi Estate Co. Ltd.	154,900	2,466,801
Mitsubishi Gas Chemical Co., Inc.	19,200	379,176
Mitsubishi HC Capital, Inc.	87,200	458,241
Mitsubishi Heavy Industries Ltd.	42,699	1,152,811
Mitsubishi UFJ Financial Group, Inc.(x)	1,573,000	9,183,869
Mitsui & Co. Ltd.(x)	196,200	4,256,212
Mitsui Chemicals, Inc.	24,400	819,227
Mitsui Fudosan Co. Ltd.	120,600	2,872,680
Miura Co. Ltd.	11,600	465,402
Mizuho Financial Group, Inc.(x)	307,543	4,329,585
MonotaRO Co. Ltd.	32,400	731,117
MS&AD Insurance Group Holdings, Inc.(x)	58,680	1,957,930
Murata Manufacturing Co. Ltd.	74,900	6,667,209
Nabtesco Corp.	15,000	568,214
NEC Corp.	31,800	1,726,273
Nexon Co. Ltd.	64,800	1,045,476
NGK Insulators Ltd.	31,600	536,624
NH Foods Ltd.	9,700	366,926
Nidec Corp.	57,800	6,412,056
Nihon M&A Center Holdings, Inc.	39,400	1,161,020
Nintendo Co. Ltd.	14,400	7,005,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Building Fund, Inc. (REIT)	191	$1,240,684
Nippon Express Co. Ltd.	9,900	682,086
Nippon Paint Holdings Co. Ltd.	91,900	999,714
Nippon Prologis REIT, Inc. (REIT)	259	866,104
Nippon Sanso Holdings Corp.	17,200	432,843
Nippon Shinyaku Co. Ltd.	6,600	549,848
Nippon Steel Corp.	107,008	1,915,096
Nippon Telegraph & Telephone Corp.	167,696	4,635,966
Nippon Yusen KK(x)	19,600	1,474,281
Nissan Chemical Corp.	15,600	910,551
Nissan Motor Co. Ltd.*	304,200	1,525,609
Nisshin Seifun Group, Inc.	29,315	488,731
Nissin Foods Holdings Co. Ltd.	8,000	643,053
Nitori Holdings Co. Ltd.	10,300	2,026,342
Nitto Denko Corp.	18,300	1,304,082
Nomura Holdings, Inc.	391,700	1,925,274
Nomura Real Estate Holdings, Inc.	14,100	367,450
Nomura Real Estate Master Fund, Inc. (REIT)	539	776,715
Nomura Research Institute Ltd.	43,198	1,592,042
NSK Ltd.(x)	51,800	351,555
NTT Data Corp.	84,100	1,629,386
Obayashi Corp.(x)	84,300	699,966
Obic Co. Ltd.	9,100	1,741,260
Odakyu Electric Railway Co. Ltd.	38,400	889,544
Oji Holdings Corp.	108,400	546,983
Olympus Corp.	153,400	3,368,857
Omron Corp.	23,600	2,339,173
Ono Pharmaceutical Co. Ltd.	49,300	1,124,405
Oracle Corp.	4,900	431,133
Oriental Land Co. Ltd.	25,800	4,178,307
ORIX Corp.	159,300	2,976,994
Orix JREIT, Inc. (REIT)	362	630,581
Osaka Gas Co. Ltd.	51,800	952,116
Otsuka Corp.	13,200	678,615
Otsuka Holdings Co. Ltd.	49,600	2,114,384
Pan Pacific International Holdings Corp.	54,900	1,137,822
Panasonic Corp.	284,900	3,536,220
PeptiDream, Inc.*	11,900	387,414
Persol Holdings Co. Ltd.	24,800	621,416
Pigeon Corp.	14,900	346,993
Pola Orbis Holdings, Inc.	10,600	244,497
Rakuten Group, Inc.	115,800	1,120,567
Recruit Holdings Co. Ltd.	174,900	10,664,580
Renesas Electronics Corp.*	163,500	2,017,387
Resona Holdings, Inc.	264,205	1,051,549
Ricoh Co. Ltd.(x)	83,800	859,923
Rinnai Corp.	5,000	547,947
Rohm Co. Ltd.	11,800	1,111,630
Ryohin Keikaku Co. Ltd.	29,700	660,770
Santen Pharmaceutical Co. Ltd.	48,200	680,171
SBI Holdings, Inc.	30,220	745,595
SCSK Corp.	18,600	393,325
Secom Co. Ltd.	27,500	1,995,514
Seiko Epson Corp.(x)	36,900	744,471
Sekisui Chemical Co. Ltd.	48,000	826,419
Sekisui House Ltd.	77,300	1,624,388
Seven & i Holdings Co. Ltd.	98,100	4,451,731
SG Holdings Co. Ltd.	41,800	1,188,589
Sharp Corp.(x)	30,400	384,867
Shimadzu Corp.	30,100	1,322,182
Shimano, Inc.	9,500	2,767,540
Shimizu Corp.(x)	69,900	526,800
Shin-Etsu Chemical Co. Ltd.	45,800	7,724,843
Shionogi & Co. Ltd.	34,800	2,383,991
Shiseido Co. Ltd.	51,800	3,491,144
Shizuoka Bank Ltd. (The)(x)	52,600	432,744
SMC Corp.	7,400	4,629,646
SoftBank Corp.	374,700	5,087,401
SoftBank Group Corp.	155,800	9,003,272
Sohgo Security Services Co. Ltd.	10,400	469,580
Sompo Holdings, Inc.(x)	41,425	1,794,085
Sony Group Corp.	163,000	18,151,913
Square Enix Holdings Co. Ltd.	11,800	621,784
Stanley Electric Co. Ltd.	16,900	425,996
Subaru Corp.	81,400	1,511,644
SUMCO Corp.	35,600	714,768
Sumitomo Chemical Co. Ltd.(x)	203,400	1,061,029
Sumitomo Corp.	146,500	2,048,259
Sumitomo Dainippon Pharma Co. Ltd.(x)	24,100	430,591
Sumitomo Electric Industries Ltd.(x)	99,600	1,328,676
Sumitomo Metal Mining Co. Ltd.	30,099	1,086,200
Sumitomo Mitsui Financial Group, Inc.	167,997	5,877,439
Sumitomo Mitsui Trust Holdings, Inc.	44,468	1,522,924
Sumitomo Realty & Development Co. Ltd.	41,400	1,510,695
Suntory Beverage & Food Ltd.	19,000	789,307
Suzuki Motor Corp.	48,600	2,166,262
Sysmex Corp.	21,200	2,618,862
T&D Holdings, Inc.	71,700	979,254
Taisei Corp.	26,600	856,468
Taisho Pharmaceutical Holdings Co. Ltd.	5,000	292,341
Takeda Pharmaceutical Co. Ltd.	203,863	6,757,607
TDK Corp.	50,700	1,831,650
Terumo Corp.	83,300	3,916,307
THK Co. Ltd.	17,100	377,015
TIS, Inc.	29,500	806,303
Tobu Railway Co. Ltd.	25,300	682,245
Toho Co. Ltd.	16,100	759,535
Toho Gas Co. Ltd.(x)	9,100	397,543
Tohoku Electric Power Co., Inc.(x)	52,000	383,135
Tokio Marine Holdings, Inc.(x)	82,100	4,402,822
Tokyo Century Corp.(x)	5,800	327,380
Tokyo Electric Power Co. Holdings, Inc.*	192,700	552,671
Tokyo Electron Ltd.	19,300	8,507,487
Tokyo Gas Co. Ltd.	47,900	892,042
Tokyu Corp.(x)	62,900	936,669
Toppan, Inc.	32,200	547,649
Toray Industries, Inc.	172,000	1,098,482
Toshiba Corp.	50,700	2,126,047
Tosoh Corp.	32,200	584,306
TOTO Ltd.	19,200	912,234
Toyo Suisan Kaisha Ltd.	10,900	484,114
Toyota Industries Corp.	18,700	1,536,324
Toyota Motor Corp.	1,370,350	24,513,105
Toyota Tsusho Corp.	26,300	1,102,189
Trend Micro, Inc.	16,700	931,627
Tsuruha Holdings, Inc.	5,000	617,704
Unicharm Corp.	52,400	2,324,041
United Urban Investment Corp. (REIT)	428	579,011
USS Co. Ltd.	31,900	545,752
Welcia Holdings Co. Ltd.	13,200	474,583
West Japan Railway Co.	27,900	1,389,347
Yakult Honsha Co. Ltd.	16,100	816,278
Yamada Holdings Co. Ltd.	92,500	389,331
Yamaha Corp.	16,800	1,056,185
Yamaha Motor Co. Ltd.	37,600	1,046,963
Yamato Holdings Co. Ltd.	38,500	976,045

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Yaskawa Electric Corp.	31,600	$1,520,110
Yokogawa Electric Corp.	28,100	491,333
Z Holdings Corp.	342,700	2,199,279
ZOZO, Inc.	14,300	535,456

		524,634,740

Jordan (0.0%)
Hikma Pharmaceuticals plc	22,414	737,383

Luxembourg (0.2%)
ArcelorMittal SA	92,628	2,794,930
Eurofins Scientific SE	17,158	2,200,289

		4,995,219

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	283,000	1,427,889
Sands China Ltd.*	312,000	639,397
SJM Holdings Ltd.(x)*	289,000	195,534
Wynn Macau Ltd.(x)*	174,000	145,334

		2,408,154

Netherlands (4.9%)
ABN AMRO Bank NV (CVA)(m)*	56,700	815,841
Adyen NV(m)*	2,542	7,068,186
Aegon NV	240,238	1,233,376
Akzo Nobel NV	24,863	2,707,353
Argenx SE*	5,779	1,680,220
ASM International NV	6,254	2,441,809
ASML Holding NV	54,207	39,987,005
EXOR NV	14,448	1,217,486
Heineken Holding NV	14,385	1,250,477
Heineken NV	33,704	3,503,622
ING Groep NV	501,486	7,278,657
JDE Peet’s NV	10,621	315,478
Koninklijke Ahold Delhaize NV	136,420	4,522,775
Koninklijke DSM NV	22,411	4,479,485
Koninklijke KPN NV	428,240	1,342,995
Koninklijke Philips NV	117,857	5,223,763
Koninklijke Vopak NV	8,433	331,516
NN Group NV	34,915	1,822,130
Randstad NV(x)	15,291	1,021,904
Royal Dutch Shell plc, Class A	529,960	11,707,827
Royal Dutch Shell plc, Class B	478,059	10,591,071
Universal Music Group NV*	92,834	2,485,654
Wolters Kluwer NV	34,327	3,628,463

		116,657,093

New Zealand (0.3%)
a2 Milk Co. Ltd. (The)(x)*	92,829	413,292
Auckland International Airport Ltd.*	170,889	918,708
Fisher & Paykel Healthcare Corp. Ltd.	72,229	1,588,180
Mercury NZ Ltd.	88,765	397,071
Meridian Energy Ltd.	172,651	585,444
Ryman Healthcare Ltd.(x)	53,722	555,763
Spark New Zealand Ltd.	257,539	849,099
Xero Ltd.*	16,176	1,612,037

		6,919,594

Norway (0.5%)
DNB Bank ASA	122,966	2,791,720
Equinor ASA	125,455	3,197,017
Gjensidige Forsikring ASA	24,944	552,399
Mowi ASA	58,860	1,485,493
Norsk Hydro ASA	173,869	1,297,464
Orkla ASA	102,381	938,252
Schibsted ASA, Class A	8,579	407,697
Schibsted ASA, Class B	12,088	511,404
Telenor ASA(x)	89,209	1,498,393

		12,679,839

Poland (0.0%)
InPost SA*	26,092	430,392

Portugal (0.1%)
EDP - Energias de Portugal SA	354,161	1,857,820
Galp Energia SGPS SA	63,649	720,822
Jeronimo Martins SGPS SA	30,166	600,689

		3,179,331

Russia (0.1%)
Coca-Cola HBC AG*	25,890	832,151
Evraz plc	61,370	489,660

		1,321,811

Saudi Arabia (0.1%)
Delivery Hero SE(m)*	20,487	2,623,466

Singapore (0.9%)
Ascendas REIT (REIT)	428,866	943,916
CapitaLand Integrated Commercial Trust (REIT)	612,305	910,182
Capitaland Investment Ltd.*	327,700	820,577
City Developments Ltd.	47,700	240,728
DBS Group Holdings Ltd.	233,600	5,187,300
Genting Singapore Ltd.	744,641	392,217
Keppel Corp. Ltd.	186,200	707,596
Mapletree Commercial Trust (REIT)	300,400	456,276
Mapletree Logistics Trust (REIT)	421,458	628,677
Oversea-Chinese Banking Corp. Ltd.	440,606	3,688,491
Singapore Airlines Ltd.*	164,400	601,325
Singapore Exchange Ltd.	109,200	799,063
Singapore Technologies Engineering Ltd.	207,400	579,466
Singapore Telecommunications Ltd.	1,087,700	1,962,524
United Overseas Bank Ltd.	154,875	2,929,256
UOL Group Ltd.	52,911	265,978
Venture Corp. Ltd.	36,400	479,693

		21,593,265

South Africa (0.2%)
Anglo American plc	166,505	5,743,567

Spain (2.2%)
ACS Actividades de Construccion y Servicios SA	32,935	883,037
Aena SME SA(m)*	8,990	1,550,694
Amadeus IT Group SA*	58,648	3,852,735
Banco Bilbao Vizcaya Argentaria SA	854,427	5,636,239
Banco Santander SA	2,230,862	8,080,418
CaixaBank SA	587,476	1,821,686
Cellnex Telecom SA(m)	66,472	4,097,464
EDP Renovaveis SA	37,594	925,848
Enagas SA	30,951	687,875
Endesa SA	41,251	831,965
Ferrovial SA	62,885	1,823,813
Grifols SA	40,465	986,659
Iberdrola SA(x)	764,378	7,634,272
Industria de Diseno Textil SA	139,446	5,073,397
Naturgy Energy Group SA	37,251	937,843
Red Electrica Corp. SA	55,324	1,105,837
Repsol SA	185,481	2,409,116
Siemens Gamesa Renewable Energy SA*	32,621	824,562
Telefonica SA(x)	661,334	3,082,459

		52,245,919

Sweden (3.1%)
Alfa Laval AB	41,667	1,552,604
Assa Abloy AB, Class B	129,516	3,755,344
Atlas Copco AB, Class A	86,399	5,240,990
Atlas Copco AB, Class B	50,264	2,569,475
Boliden AB*	35,369	1,137,827
Electrolux AB(x)	30,895	713,441
Embracer Group AB*	58,358	561,013
Epiroc AB, Class A	87,114	1,795,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Epiroc AB, Class B	53,606	$947,148
EQT AB	38,223	1,574,401
Essity AB, Class B	77,943	2,419,228
Evolution AB(m)	22,160	3,368,508
Fastighets AB Balder, Class B*	14,348	860,599
H & M Hennes & Mauritz AB, Class B*	95,279	1,931,778
Hexagon AB, Class B	253,006	3,898,361
Husqvarna AB, Class B	52,123	621,824
ICA Gruppen AB	13,090	600,190
Industrivarden AB, Class C	20,811	641,159
Industrivarden AB, Class A	15,139	482,528
Investment AB Latour, Class B	18,533	573,433
Investor AB, Class B	237,688	5,089,310
Kinnevik AB, Class B(x)*	30,063	1,059,986
L E Lundbergforetagen AB, Class B	9,254	505,363
Lundin Energy AB(x)	23,498	872,285
Nibe Industrier AB, Class B	185,978	2,336,040
Sandvik AB	146,348	3,339,972
Securitas AB, Class B	40,376	640,334
Sinch AB(m)*	59,380	1,144,277
Skandinaviska Enskilda Banken AB, Class A	208,465	2,937,299
Skanska AB, Class B	42,740	1,071,219
SKF AB, Class B	49,545	1,166,032
Svenska Cellulosa AB SCA, Class B	80,024	1,236,590
Svenska Handelsbanken AB, Class A	190,286	2,134,570
Swedbank AB, Class A	115,495	2,336,159
Swedish Match AB	209,652	1,838,671
Tele2 AB, Class B(x)	66,531	982,812
Telefonaktiebolaget LM Ericsson, Class B(x)	372,243	4,207,225
Telia Co. AB	321,984	1,327,612
Volvo AB, Class A	26,124	592,246
Volvo AB, Class B	185,121	4,159,174

		74,222,652

Switzerland (8.6%)
ABB Ltd. (Registered)	223,650	7,454,733
Adecco Group AG (Registered)	19,946	998,914
Alcon, Inc.	65,507	5,306,698
Baloise Holding AG (Registered)	5,933	904,630
Banque Cantonale Vaudoise (Registered)	3,614	274,842
Barry Callebaut AG (Registered)	472	1,067,867
Chocoladefabriken Lindt & Spruengli AG	130	1,456,318
Chocoladefabriken Lindt & Spruengli AG (Registered)	14	1,643,954
Cie Financiere Richemont SA (Registered)	67,453	6,955,309
Clariant AG (Registered)*	24,093	451,401
Credit Suisse Group AG (Registered)	326,105	3,233,262
EMS-Chemie Holding AG (Registered)	915	861,227
Geberit AG (Registered)	4,786	3,516,574
Givaudan SA (Registered)	1,205	5,503,622
Holcim Ltd.*	67,362	3,240,822
Julius Baer Group Ltd.	28,893	1,911,023
Kuehne + Nagel International AG (Registered)	6,963	2,366,010
Logitech International SA (Registered)	21,909	1,940,347
Lonza Group AG (Registered)	9,596	7,189,236
Nestle SA (Registered)	372,281	44,792,442
Novartis AG (Registered)	286,913	23,538,403
Partners Group Holding AG	2,961	4,609,419
Roche Holding AG	90,785	33,127,783
Roche Holding AG CHF 1	4,230	1,736,733
Schindler Holding AG	5,425	1,451,669
Schindler Holding AG (Registered)	2,502	643,261
SGS SA (Registered)	793	2,305,856
Sika AG (Registered)	18,497	5,850,508
Sonova Holding AG (Registered)	7,102	2,678,511
STMicroelectronics NV	84,508	3,684,337
Straumann Holding AG (Registered)	1,355	2,424,781
Swatch Group AG (The)	3,905	1,023,644
Swatch Group AG (The) (Registered)	6,356	327,329
Swiss Life Holding AG (Registered)	4,027	2,042,042
Swiss Prime Site AG (Registered)	10,121	985,641
Swisscom AG (Registered)	3,307	1,898,841
Temenos AG (Registered)	8,707	1,182,479
UBS Group AG (Registered)	473,732	7,570,227
Vifor Pharma AG	6,324	818,831
Zurich Insurance Group AG	19,442	7,927,443

		206,896,969

Taiwan (0.1%)
Sea Ltd. (ADR)*	8,902	2,837,334

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (10.8%)
3i Group plc	126,520	2,179,297
Aberdeen plc	291,276	1,000,005
Admiral Group plc	24,387	1,017,758
Ashtead Group plc	58,469	4,435,261
Associated British Foods plc	46,366	1,152,052
AstraZeneca plc	200,173	24,097,743
Auto Trader Group plc(m)	131,363	1,039,462
AVEVA Group plc	14,658	707,923
Aviva plc	505,911	2,692,678
BAE Systems plc	413,856	3,128,107
Barclays plc	2,195,882	5,600,347
Barratt Developments plc	131,569	1,161,027
Berkeley Group Holdings plc	14,848	869,743
BP plc	2,615,767	11,849,547
British American Tobacco plc	281,630	9,825,900
British Land Co. plc (The) (REIT)	109,910	725,904
BT Group plc*	1,145,786	2,460,792
Bunzl plc	42,799	1,413,845
Burberry Group plc	53,472	1,301,953
CK Hutchison Holdings Ltd.	352,152	2,335,233
CNH Industrial NV	131,346	2,223,982
Coca-Cola Europacific Partners plc	25,440	1,406,578
Compass Group plc*	232,724	4,761,605
Croda International plc	18,062	2,062,599
DCC plc	12,254	1,014,253
Diageo plc	302,196	14,560,724
Direct Line Insurance Group plc	179,656	700,944
Entain plc*	74,943	2,145,314
Experian plc	119,495	4,963,922
GlaxoSmithKline plc	650,161	12,272,122
Halma plc	49,772	1,898,591
Hargreaves Lansdown plc	42,558	817,027
HSBC Holdings plc	2,638,639	13,804,110
Imperial Brands plc	121,847	2,542,868
Informa plc*	196,588	1,440,500
InterContinental Hotels Group plc*	23,118	1,482,398
Intertek Group plc	21,271	1,420,049
J Sainsbury plc	213,509	817,590
JD Sports Fashion plc	54,043	760,867
Johnson Matthey plc	25,412	916,560
Just Eat Takeaway.com NV(m)*	23,398	1,705,022
Kingfisher plc	264,036	1,194,566
Land Securities Group plc (REIT)	90,160	839,180
Legal & General Group plc	767,817	2,899,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lloyds Banking Group plc	9,244,241	$5,750,382
London Stock Exchange Group plc	41,405	4,136,670
M&G plc	351,928	963,162
Melrose Industries plc	582,523	1,347,963
National Grid plc	460,533	5,478,177
NatWest Group plc	747,969	2,269,664
Next plc	17,712	1,942,409
Ocado Group plc*	62,612	1,392,575
Pearson plc	102,353	978,632
Persimmon plc	41,588	1,481,947
Phoenix Group Holdings plc	77,863	673,306
Prudential plc	340,436	6,608,769
Reckitt Benckiser Group plc	92,489	7,239,056
RELX plc (London Stock Exchange)	118,706	3,420,804
RELX plc (Turquoise Stock Exchange)	130,049	3,755,255
Rentokil Initial plc	246,660	1,932,461
Rolls-Royce Holdings plc*	1,101,068	2,071,478
Sage Group plc (The)	137,257	1,310,033
Schroders plc	16,221	779,060
Segro plc (REIT)	155,756	2,499,322
Severn Trent plc	32,847	1,148,615
Smith & Nephew plc	113,416	1,947,758
Smiths Group plc	54,056	1,036,198
Spirax-Sarco Engineering plc	9,362	1,881,469
SSE plc	133,917	2,812,059
St James’s Place plc	69,269	1,403,315
Standard Chartered plc	350,002	2,051,224
Taylor Wimpey plc	488,456	1,008,802
Tesco plc	999,087	3,388,598
Unilever plc (Cboe Europe)	207,162	11,173,788
Unilever plc (London Stock Exchange)	131,386	7,102,467
United Utilities Group plc	86,371	1,123,044
Vodafone Group plc	3,519,259	5,323,373
Whitbread plc*	25,533	1,135,593
Wm Morrison Supermarkets plc	306,269	1,213,950
WPP plc	155,606	2,090,904

		259,517,720

United States (1.2%)
CyberArk Software Ltd.*	5,030	793,835
Ferguson plc	29,072	4,030,043
Jackson Financial, Inc., Class A(x)*	8,510	221,260
James Hardie Industries plc (CHDI)	56,504	2,026,738
QIAGEN NV*	29,815	1,550,216
Schneider Electric SE	69,612	11,573,704
Stellantis NV (Euronext Paris)	146,873	2,810,148
Stellantis NV (Italian Stock Exchange)	117,693	2,247,344
Swiss Re AG	38,022	3,238,788
Tenaris SA	58,253	614,303

		29,106,379

Total Common Stocks (90.5%) (Cost $1,606,580,404)		2,166,813,468

	Number of	Value
	Rights	(Note 1)
RIGHTS:
France (0.0%)
Veolia Environnement SA, expiring 10/1/21(x)*	71,505	59,320

Germany (0.0%)
Deutsche Lufthansa AG, expiring 10/5/21(x)*	36,165	85,878

Total Rights (0.0%) (Cost $167,248)		145,198

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	4,000,000	4,000,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $1,200,005, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $1,224,000.(xx)	$1,200,000	1,200,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $5,984,856, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $6,104,548.(xx)	5,984,851	5,984,851
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $2,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $2,040,833.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $2,000,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%- 2.000%, maturing 7/31/22-2/15/50; total market value $2,221,236.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $102,005.(xx)	100,000	100,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $102,003.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $100,001, collateralized by various Common Stocks; total market value $111,115.(xx)	$100,000	$100,000

Total Repurchase Agreements		11,484,851

Total Short-Term Investments (0.6%) (Cost $15,484,851)		15,484,851

Total Investments in Securities (91.1%) (Cost $1,622,232,503)		2,182,443,517
Other Assets Less Liabilities (8.9%)		213,374,475

Net Assets (100%)		$2,395,817,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $42,659,041 or 1.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $65,873,765. This was collateralized by $53,612,201 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 10/7/21 - 2/15/51 and by cash of $15,484,851 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Financials	$371,953,439	15.5%
Industrials	341,974,892	14.3
Consumer Discretionary	275,868,381	11.5
Health Care	274,797,108	11.5
Consumer Staples	221,717,349	9.3
Information Technology	208,177,834	8.7
Materials	158,493,518	6.6
Communication Services	104,364,302	4.4
Energy	75,405,236	3.1
Utilities	70,581,858	2.9
Real Estate	63,624,749	2.7
Repurchase Agreements	11,484,851	0.5
Investment Company	4,000,000	0.1
Cash and Other	213,374,475	8.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA**	252,402	6,318,191	—	(308,729)	13,913	998,446	7,021,821	381,106	—

**	Not affiliated at September 30, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,909	12/2021	EUR	89,513,025	(2,606,879)
FTSE 100 Index	597	12/2021	GBP	56,899,079	130,479
SPI 200 Index	172	12/2021	AUD	22,671,640	(341,494)
TOPIX Index	306	12/2021	JPY	55,827,575	265,799

					(2,552,095)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	67,013,020	EUR	56,472,725	HSBC Bank plc	12/17/2021	1,491,520

Total unrealized appreciation						1,491,520

AUD	21,432,966	USD	15,836,068	HSBC Bank plc	12/17/2021	(335,307)
GBP	28,345,419	USD	39,080,935	HSBC Bank plc	12/17/2021	(882,948)
JPY	4,321,071,614	USD	39,231,611	HSBC Bank plc	12/17/2021	(378,674)

Total unrealized depreciation						(1,596,929)

Net unrealized depreciation						(105,409)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$169,047,489	$—		$169,047,489
Austria	—	6,291,726	—		6,291,726
Belgium	—	17,760,959	—		17,760,959
Brazil	—	1,082,132	—		1,082,132
Chile	—	943,887	—		943,887
China	594,361	14,102,073	—		14,696,434
Denmark	—	56,785,803	—		56,785,803
Finland	—	27,634,728	—		27,634,728
France	—	223,071,357	—		223,071,357
Germany	—	193,590,085	—		193,590,085
Hong Kong	2,424,763	52,404,879	—		54,829,642
Ireland	—	15,448,116	—		15,448,116
Israel	4,438,212	8,292,477	—		12,730,689
Italy	—	44,149,594	—		44,149,594
Japan	—	524,634,740	—		524,634,740
Jordan	—	737,383	—		737,383
Luxembourg	—	4,995,219	—		4,995,219
Macau	—	2,408,154	—		2,408,154
Netherlands	—	116,657,093	—		116,657,093
New Zealand	—	6,919,594	—		6,919,594
Norway	—	12,679,839	—		12,679,839
Poland	—	430,392	—		430,392
Portugal	—	3,179,331	—		3,179,331
Russia	—	1,321,811	—		1,321,811
Saudi Arabia	—	2,623,466	—		2,623,466
Singapore	—	21,593,265	—		21,593,265
South Africa	—	5,743,567	—		5,743,567
Spain	—	52,245,919	—		52,245,919
Sweden	—	74,222,652	—		74,222,652
Switzerland	—	206,896,969	—		206,896,969
Taiwan	2,837,334	—	—		2,837,334
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,406,578	258,111,142	—		259,517,720
United States	1,015,095	28,091,284	—		29,106,379
Forward Currency Contracts	—	1,491,520	—		1,491,520
Futures	396,278	—	—		396,278
Rights
France	—	59,320	—		59,320
Germany	—	85,878	—		85,878
Short-Term Investments
Investment Company	4,000,000	—	—		4,000,000
Repurchase Agreements	—	11,484,851	—		11,484,851

Total Assets	$17,112,621	$2,167,218,694	$—		$2,184,331,315

Liabilities:
Forward Currency Contracts	$—	$(1,596,929)	$—		$(1,596,929)
Futures	(2,948,373)	—	—		(2,948,373)

Total Liabilities	$(2,948,373)	$(1,596,929)	$—		$(4,545,302)

Total	$14,164,248	$2,165,621,765	$—		$2,179,786,013

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$754,082,796
Aggregate gross unrealized depreciation	(211,683,443)

Net unrealized appreciation	$542,399,353

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,637,386,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	16,110	$435,131
Lumen Technologies, Inc.	2,220	27,506
Verizon Communications, Inc.	9,360	505,534

		968,171

Entertainment (0.4%)
Activision Blizzard, Inc.	1,740	134,659
Electronic Arts, Inc.	660	93,885
Live Nation Entertainment, Inc.*	319	29,070
Netflix, Inc.*	1,000	610,340
Take-Two Interactive Software, Inc.*	270	41,599
Walt Disney Co. (The)*	4,083	690,721

		1,600,274

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	700	1,871,464
Alphabet, Inc., Class C*	660	1,759,105
Facebook, Inc., Class A*	5,450	1,849,675
Match Group, Inc.*	625	98,119
Twitter, Inc.*	1,790	108,098

		5,686,461

Media (0.3%)
Charter Communications, Inc., Class A*	330	240,095
Comcast Corp., Class A	10,320	577,198
Discovery, Inc., Class A(x)*	360	9,137
Discovery, Inc., Class C*	660	16,018
DISH Network Corp., Class A*	535	23,251
Fox Corp., Class A	740	29,681
Fox Corp., Class B	329	12,213
Interpublic Group of Cos., Inc. (The)	880	32,270
News Corp., Class A	870	20,471
News Corp., Class B	270	6,272
Omnicom Group, Inc.	460	33,331
ViacomCBS, Inc.	1,275	50,375

		1,050,312

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	1,311	167,493

Total Communication Services		9,472,711

Consumer Discretionary (2.8%)
Auto Components (0.0%)
Aptiv plc*	600	89,382
BorgWarner, Inc.	540	23,333

		112,715

Automobiles (0.5%)
Ford Motor Co.*	8,820	124,891
General Motors Co.*	2,850	150,224
Tesla, Inc.*	1,833	1,421,455

		1,696,570

Distributors (0.0%)
Genuine Parts Co.	300	36,369
LKQ Corp.*	630	31,701
Pool Corp.	92	39,966

		108,036

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.*	100	237,387
Caesars Entertainment, Inc.*	471	52,884
Carnival Corp.*	1,680	42,017
Chipotle Mexican Grill, Inc.*	75	136,314
Darden Restaurants, Inc.	270	40,897
Domino’s Pizza, Inc.	88	41,972
Expedia Group, Inc.*	300	49,170
Hilton Worldwide Holdings, Inc.*	600	79,266
Las Vegas Sands Corp.*	732	26,791
Marriott International, Inc., Class A*	600	88,854
McDonald’s Corp.	1,680	405,065
MGM Resorts International	900	38,835
Norwegian Cruise Line Holdings Ltd.(x)*	690	18,430
Penn National Gaming, Inc.*	337	24,419
Royal Caribbean Cruises Ltd.*	420	37,359
Starbucks Corp.	2,640	291,218
Wynn Resorts Ltd.*	190	16,103
Yum! Brands, Inc.	660	80,725

		1,707,706

Household Durables (0.1%)
DR Horton, Inc.	750	62,977
Garmin Ltd.	330	51,302
Leggett & Platt, Inc.	270	12,107
Lennar Corp., Class A	600	56,208
Mohawk Industries, Inc.*	120	21,288
Newell Brands, Inc.	840	18,597
NVR, Inc.*	8	38,353
PulteGroup, Inc.	600	27,552
Whirlpool Corp.	150	30,579

		318,963

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	984	3,232,479
eBay, Inc.	1,480	103,112
Etsy, Inc.*	274	56,981

		3,392,572

Leisure Products (0.0%)
Hasbro, Inc.	270	24,089

Multiline Retail (0.1%)
Dollar General Corp.	550	116,677
Dollar Tree, Inc.*	530	50,732
Target Corp.	1,130	258,510

		425,919

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	160	33,422
AutoZone, Inc.*	60	101,879
Bath & Body Works, Inc.	500	31,515
Best Buy Co., Inc.	520	54,969
CarMax, Inc.*	370	47,345
Gap, Inc. (The)	440	9,988
Home Depot, Inc. (The)	2,450	804,237
Lowe’s Cos., Inc.	1,660	336,748
O’Reilly Automotive, Inc.*	180	109,991
Ross Stores, Inc.	790	85,992
TJX Cos., Inc. (The)	2,710	178,806
Tractor Supply Co.	270	54,705
Ulta Beauty, Inc.*	120	43,310

		1,892,907

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	780	13,385
NIKE, Inc., Class B	2,820	409,549
PVH Corp.*	150	15,418
Ralph Lauren Corp.	90	9,993
Tapestry, Inc.	600	22,212
Under Armour, Inc., Class A*	420	8,476
Under Armour, Inc., Class C*	420	7,358
VF Corp.	720	48,233

		534,624

Total Consumer Discretionary		10,214,101

Consumer Staples (1.3%)
Beverages (0.3%)
Brown-Forman Corp., Class B	390	26,134
Coca-Cola Co. (The)	8,730	458,063
Constellation Brands, Inc., Class A	390	82,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Molson Coors Beverage Co., Class B	420	$19,480
Monster Beverage Corp.*	830	73,729
PepsiCo, Inc.	3,120	469,279

		1,128,854

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	1,010	453,844
Kroger Co. (The)	1,740	70,348
Sysco Corp.	1,140	89,490
Walgreens Boots Alliance, Inc.	1,620	76,221
Walmart, Inc.	3,130	436,259

		1,126,162

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,230	73,812
Campbell Soup Co.	450	18,815
Conagra Brands, Inc.	1,080	36,580
General Mills, Inc.	1,380	82,552
Hershey Co. (The)	330	55,853
Hormel Foods Corp.	630	25,830
J M Smucker Co. (The)	240	28,807
Kellogg Co.	570	36,434
Kraft Heinz Co. (The)	1,440	53,021
Lamb Weston Holdings, Inc.	330	20,252
McCormick & Co., Inc. (Non- Voting)	540	43,756
Mondelez International, Inc., Class A	3,210	186,758
Tyson Foods, Inc., Class A	660	52,100

		714,570

Household Products (0.3%)
Church & Dwight Co., Inc.	540	44,588
Clorox Co. (The)	270	44,715
Colgate-Palmolive Co.	1,920	145,113
Kimberly-Clark Corp.	750	99,330
Procter & Gamble Co. (The)	5,610	784,278

		1,118,024

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	510	152,964

Tobacco (0.2%)
Altria Group, Inc.	4,200	191,184
Philip Morris International, Inc.	3,510	332,713

		523,897

Total Consumer Staples		4,764,471

Energy (0.6%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,530	37,837
Halliburton Co.	1,980	42,808
Schlumberger NV	3,150	93,366

		174,011

Oil, Gas & Consumable Fuels (0.6%)
APA Corp.	840	18,001
Cabot Oil & Gas Corp.	900	19,584
Chevron Corp.	4,355	441,815
ConocoPhillips	3,013	204,191
Devon Energy Corp.	840	29,828
Diamondback Energy, Inc.	330	31,241
EOG Resources, Inc.	1,320	105,956
Exxon Mobil Corp.	9,540	561,143
Hess Corp.	600	46,866
Kinder Morgan, Inc.	4,380	73,277
Marathon Oil Corp.	1,770	24,196
Marathon Petroleum Corp.	1,470	90,861
Occidental Petroleum Corp.	1,876	55,492
ONEOK, Inc.	990	57,410
Phillips 66	960	67,229
Pioneer Natural Resources Co.	360	59,944
Valero Energy Corp.	900	63,513
Williams Cos., Inc. (The)	2,730	70,816

		2,021,363

Total Energy		2,195,374

Financials (2.6%)
Banks (1.0%)
Bank of America Corp.	17,228	731,329
Citigroup, Inc.	4,710	330,548
Citizens Financial Group, Inc.	960	45,101
Comerica, Inc.	300	24,150
Fifth Third Bancorp	1,590	67,480
First Republic Bank	390	75,223
Huntington Bancshares, Inc.	2,280	35,249
JPMorgan Chase & Co.	6,900	1,129,461
KeyCorp	2,190	47,348
M&T Bank Corp.	270	40,322
People’s United Financial, Inc.	960	16,771
PNC Financial Services Group, Inc. (The)	960	187,814
Regions Financial Corp.	2,160	46,029
SVB Financial Group*	120	77,626
Truist Financial Corp.	3,043	178,472
US Bancorp	3,090	183,669
Wells Fargo & Co.	9,333	433,144
Zions Bancorp NA	360	22,280

		3,672,016

Capital Markets (0.7%)
Ameriprise Financial, Inc.	270	71,312
Bank of New York Mellon Corp. (The)	1,830	94,867
BlackRock, Inc.	317	265,855
Cboe Global Markets, Inc.	240	29,726
Charles Schwab Corp. (The)	3,369	245,398
CME Group, Inc.	810	156,638
Franklin Resources, Inc.	600	17,832
Goldman Sachs Group, Inc. (The)	780	294,863
Intercontinental Exchange, Inc.	1,260	144,673
Invesco Ltd.	840	20,253
MarketAxess Holdings, Inc.	84	35,338
Moody’s Corp.	360	127,840
Morgan Stanley	3,233	314,603
MSCI, Inc.	180	109,501
Nasdaq, Inc.	240	46,325
Northern Trust Corp.	450	48,515
Raymond James Financial, Inc.	405	37,373
S&P Global, Inc.	540	229,441
State Street Corp.	780	66,082
T. Rowe Price Group, Inc.	510	100,317

		2,456,752

Consumer Finance (0.2%)
American Express Co.	1,470	246,269
Capital One Financial Corp.	1,020	165,209
Discover Financial Services	690	84,767
Synchrony Financial	1,200	58,656

		554,901

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	4,187	1,142,800

Insurance (0.4%)
Aflac, Inc.	1,470	76,631
Allstate Corp. (The)	660	84,025
American International Group, Inc.	1,920	105,389
Aon plc, Class A	510	145,743
Arthur J Gallagher & Co.	420	62,433
Assurant, Inc.	120	18,930
Brown & Brown, Inc.	528	29,278
Chubb Ltd.	1,020	176,950
Cincinnati Financial Corp.	330	37,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Everest Re Group Ltd.	90	$22,570
Globe Life, Inc.	210	18,696
Hartford Financial Services Group, Inc. (The)	810	56,902
Lincoln National Corp.	390	26,812
Loews Corp.	510	27,504
Marsh & McLennan Cos., Inc.	1,140	172,630
MetLife, Inc.	1,710	105,558
Principal Financial Group, Inc.	570	36,708
Progressive Corp. (The)	1,320	119,315
Prudential Financial, Inc.	870	91,524
Travelers Cos., Inc. (The)	570	86,646
W R Berkley Corp.	296	21,661
Willis Towers Watson plc	300	69,738

		1,593,336

Total Financials		9,419,805

Health Care (3.1%)
Biotechnology (0.5%)
AbbVie, Inc.	3,987	430,078
Amgen, Inc.	1,320	280,698
Biogen, Inc.*	360	101,876
Gilead Sciences, Inc.	2,820	196,977
Incyte Corp.*	420	28,887
Moderna, Inc.*	793	305,194
Regeneron Pharmaceuticals, Inc.*	259	156,742
Vertex Pharmaceuticals, Inc.*	600	108,834

		1,609,286

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	3,990	471,339
ABIOMED, Inc.*	120	39,062
Align Technology, Inc.*	180	119,777
Baxter International, Inc.	1,140	91,690
Becton Dickinson and Co.	660	162,241
Boston Scientific Corp.*	3,240	140,584
Cooper Cos., Inc. (The)	120	49,597
Danaher Corp.	1,440	438,394
Dentsply Sirona, Inc.	480	27,864
Dexcom, Inc.*	208	113,747
Edwards Lifesciences Corp.*	1,410	159,626
Hologic, Inc.*	570	42,072
IDEXX Laboratories, Inc.*	210	130,599
Intuitive Surgical, Inc.*	270	268,421
Medtronic plc	3,030	379,810
ResMed, Inc.	330	86,971
STERIS plc	192	39,222
Stryker Corp.	750	197,790
Teleflex, Inc.	120	45,186
West Pharmaceutical Services, Inc.	168	71,323
Zimmer Biomet Holdings, Inc.	450	65,862

		3,141,177

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	330	39,418
Anthem, Inc.	570	212,496
Cardinal Health, Inc.	660	32,644
Centene Corp.*	1,305	81,314
Cigna Corp.	810	162,130
CVS Health Corp.	2,960	251,186
DaVita, Inc.*	150	17,439
HCA Healthcare, Inc.	600	145,632
Henry Schein, Inc.*	300	22,848
Humana, Inc.	300	116,745
Laboratory Corp. of America Holdings*	210	59,102
McKesson Corp.	360	71,777
Quest Diagnostics, Inc.	300	43,593
UnitedHealth Group, Inc.	2,160	843,998
Universal Health Services, Inc., Class B	180	24,907

		2,125,229

Health Care Technology (0.0%)
Cerner Corp.	680	47,954

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	690	108,696
Bio-Rad Laboratories, Inc., Class A*	49	36,551
Bio-Techne Corp.	88	42,642
Charles River Laboratories International, Inc.*	113	46,632
Illumina, Inc.*	330	133,851
IQVIA Holdings, Inc.*	420	100,607
Mettler-Toledo International, Inc.*	60	82,642
PerkinElmer, Inc.	240	41,589
Thermo Fisher Scientific, Inc.	900	514,197
Waters Corp.*	150	53,595

		1,161,002

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	5,100	301,767
Catalent, Inc.*	347	46,175
Eli Lilly and Co.	1,796	414,966
Johnson & Johnson	5,940	959,310
Merck & Co., Inc.	5,700	428,127
Organon & Co.	570	18,690
Pfizer, Inc.	12,571	540,679
Viatris, Inc.	2,726	36,938
Zoetis, Inc.	1,080	209,671

		2,956,323

Total Health Care		11,040,971

Industrials (1.8%)
Aerospace & Defense (0.3%)
Boeing Co. (The)*	1,200	263,928
General Dynamics Corp.	510	99,975
Howmet Aerospace, Inc.	870	27,144
Huntington Ingalls Industries, Inc.	90	17,376
L3Harris Technologies, Inc.	474	104,394
Lockheed Martin Corp.	570	196,707
Northrop Grumman Corp.	360	129,654
Raytheon Technologies Corp.	3,420	293,983
Textron, Inc.	510	35,603
TransDigm Group, Inc.*	120	74,948

		1,243,712

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	300	26,100
Expeditors International of Washington, Inc.	360	42,887
FedEx Corp.	540	118,416
United Parcel Service, Inc., Class B	1,620	295,002

		482,405

Airlines (0.1%)
Alaska Air Group, Inc.*	270	15,822
American Airlines Group, Inc.*	1,380	28,318
Delta Air Lines, Inc.*	1,440	61,358
Southwest Airlines Co.*	1,320	67,888
United Airlines Holdings, Inc.*	660	31,396

		204,782

Building Products (0.1%)
A O Smith Corp.	300	18,321
Allegion plc	180	23,792
Carrier Global Corp.	1,800	93,168
Fortune Brands Home & Security, Inc.	300	26,826
Johnson Controls International plc	1,620	110,290
Masco Corp.	570	31,663

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Trane Technologies plc	540	$93,231

		397,291

Commercial Services & Supplies (0.1%)
Cintas Corp.	190	72,325
Copart, Inc.*	470	65,199
Republic Services, Inc.	450	54,027
Rollins, Inc.	480	16,958
Waste Management, Inc.	860	128,450

		336,959

Construction & Engineering (0.0%)
Quanta Services, Inc.	300	34,146

Electrical Equipment (0.1%)
AMETEK, Inc.	510	63,245
Eaton Corp. plc	900	134,379
Emerson Electric Co.	1,350	127,170
Generac Holdings, Inc.*	142	58,031
Rockwell Automation, Inc.	270	79,391

		462,216

Industrial Conglomerates (0.3%)
3M Co.	1,310	229,800
General Electric Co.	2,411	248,406
Honeywell International, Inc.	1,590	337,525
Roper Technologies, Inc.	240	107,071

		922,802

Machinery (0.4%)
Caterpillar, Inc.	1,230	236,123
Cummins, Inc.	330	74,105
Deere & Co.	720	241,250
Dover Corp.	300	46,650
Fortive Corp.	750	52,927
IDEX Corp.	169	34,975
Illinois Tool Works, Inc.	660	136,376
Ingersoll Rand, Inc.*	836	42,143
Otis Worldwide Corp.	900	74,052
PACCAR, Inc.	780	61,558
Parker-Hannifin Corp.	300	83,886
Pentair plc	360	26,147
Snap-on, Inc.	120	25,074
Stanley Black & Decker, Inc.	360	63,112
Westinghouse Air Brake Technologies Corp.	402	34,656
Xylem, Inc.	390	48,235

		1,281,269

Professional Services (0.1%)
Equifax, Inc.	270	68,423
IHS Markit Ltd.	830	96,795
Jacobs Engineering Group, Inc.	290	38,434
Leidos Holdings, Inc.	293	28,166
Nielsen Holdings plc	780	14,968
Robert Half International, Inc.	230	23,076
Verisk Analytics, Inc.	360	72,097

		341,959

Road & Rail (0.2%)
CSX Corp.	5,130	152,566
JB Hunt Transport Services, Inc.	180	30,100
Kansas City Southern	210	56,834
Norfolk Southern Corp.	570	136,373
Old Dominion Freight Line, Inc.	216	61,772
Union Pacific Corp.	1,530	299,895

		737,540

Trading Companies & Distributors (0.0%)
Fastenal Co.	1,290	66,577
United Rentals, Inc.*	150	52,640
WW Grainger, Inc.	120	47,167

		166,384

Total Industrials		6,611,465

Information Technology (6.3%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	120	41,237
Cisco Systems, Inc.	9,540	519,262
F5 Networks, Inc.*	130	25,842
Juniper Networks, Inc.	720	19,814
Motorola Solutions, Inc.	390	90,605

		696,760

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,320	96,664
CDW Corp.	326	59,338
Corning, Inc.	1,710	62,398
IPG Photonics Corp.*	90	14,256
Keysight Technologies, Inc.*	420	69,002
TE Connectivity Ltd.	720	98,798
Teledyne Technologies, Inc.*	103	44,247
Trimble, Inc.*	567	46,636
Zebra Technologies Corp., Class A*	122	62,881

		554,220

IT Services (1.1%)
Accenture plc, Class A	1,450	463,884
Akamai Technologies, Inc.*	360	37,652
Automatic Data Processing, Inc.	970	193,922
Broadridge Financial Solutions, Inc.	240	39,994
Cognizant Technology Solutions Corp., Class A	1,210	89,794
DXC Technology Co.*	560	18,822
Fidelity National Information Services, Inc.	1,400	170,352
Fiserv, Inc.*	1,246	135,191
FleetCor Technologies, Inc.*	180	47,029
Gartner, Inc.*	210	63,815
Global Payments, Inc.	671	105,736
International Business Machines Corp.	2,010	279,249
Jack Henry & Associates, Inc.	170	27,890
Mastercard, Inc., Class A	2,010	698,837
Paychex, Inc.	710	79,839
PayPal Holdings, Inc.*	2,660	692,159
VeriSign, Inc.*	240	49,202
Visa, Inc., Class A	3,840	855,360
Western Union Co. (The)	930	18,805

		4,067,532

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	2,700	277,830
Analog Devices, Inc.	1,218	203,991
Applied Materials, Inc.	2,040	262,609
Broadcom, Inc.	930	450,985
Enphase Energy, Inc.*	286	42,891
Intel Corp.	9,270	493,906
KLA Corp.	360	120,424
Lam Research Corp.	330	187,819
Microchip Technology, Inc.	570	87,489
Micron Technology, Inc.	2,490	176,740
Monolithic Power Systems, Inc.	96	46,529
NVIDIA Corp.	5,640	1,168,382
NXP Semiconductors NV	627	122,810
Qorvo, Inc.*	240	40,126
QUALCOMM, Inc.	2,550	328,899
Skyworks Solutions, Inc.	360	59,321
Teradyne, Inc.	351	38,319
Texas Instruments, Inc.	2,070	397,875
Xilinx, Inc.	540	81,535

		4,588,480

Software (2.1%)
Adobe, Inc.*	1,080	621,778
ANSYS, Inc.*	190	64,685
Autodesk, Inc.*	510	145,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cadence Design Systems, Inc.*	630	$95,407
Ceridian HCM Holding, Inc.*	305	34,349
Citrix Systems, Inc.	280	30,064
Fortinet, Inc.*	300	87,612
Intuit, Inc.	610	329,101
Microsoft Corp.	17,100	4,820,832
NortonLifeLock, Inc.	1,320	33,396
Oracle Corp.	3,721	324,211
Paycom Software, Inc.*	111	55,028
PTC, Inc.*	238	28,510
salesforce.com, Inc.*	2,060	558,713
ServiceNow, Inc.*	452	281,266
Synopsys, Inc.*	360	107,788
Tyler Technologies, Inc.*	91	41,737

		7,659,914

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	35,720	5,054,380
Hewlett Packard Enterprise Co.	2,900	41,325
HP, Inc.	3,090	84,542
NetApp, Inc.	480	43,085
Seagate Technology Holdings plc	480	39,610
Western Digital Corp.*	660	37,250

		5,300,192

Total Information Technology		22,867,098

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	510	130,616
Albemarle Corp.	240	52,553
Celanese Corp.	240	36,154
CF Industries Holdings, Inc.	480	26,794
Corteva, Inc.	1,680	70,694
Dow, Inc.	1,650	94,974
DuPont de Nemours, Inc.	1,216	82,676
Eastman Chemical Co.	300	30,222
Ecolab, Inc.	570	118,913
FMC Corp.	270	24,721
International Flavors & Fragrances, Inc.	564	75,418
Linde plc	1,200	352,056
LyondellBasell Industries NV, Class A	570	53,494
Mosaic Co. (The)	780	27,862
PPG Industries, Inc.	540	77,225
Sherwin-Williams Co. (The)	630	176,230

		1,430,602

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	150	51,252
Vulcan Materials Co.	300	50,748

		102,000

Containers & Packaging (0.1%)
Amcor plc	3,544	41,075
Avery Dennison Corp.	180	37,298
Ball Corp.	720	64,778
International Paper Co.	870	48,650
Packaging Corp. of America	210	28,863
Sealed Air Corp.	330	18,081
Westrock Co.	570	28,403

		267,148

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,270	106,373
Newmont Corp.	1,815	98,555
Nucor Corp.	660	65,003

		269,931

Total Materials		2,069,681

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	270	51,589
American Tower Corp. (REIT)	990	262,756
AvalonBay Communities, Inc. (REIT)	300	66,492
Boston Properties, Inc. (REIT)	300	32,505
Crown Castle International Corp. (REIT)	960	166,387
Digital Realty Trust, Inc. (REIT)	627	90,570
Duke Realty Corp. (REIT)	840	40,211
Equinix, Inc. (REIT)	210	165,927
Equity Residential (REIT)	750	60,690
Essex Property Trust, Inc. (REIT)	150	47,961
Extra Space Storage, Inc. (REIT)	270	45,357
Federal Realty Investment Trust (REIT)	150	17,698
Healthpeak Properties, Inc. (REIT)	1,200	40,176
Host Hotels & Resorts, Inc. (REIT)*	1,590	25,965
Iron Mountain, Inc. (REIT)	630	27,374
Kimco Realty Corp. (REIT)	960	19,920
Mid-America Apartment Communities, Inc. (REIT)	240	44,820
Prologis, Inc. (REIT)	1,644	206,207
Public Storage (REIT)	330	98,043
Realty Income Corp. (REIT)	780	50,591
Regency Centers Corp. (REIT)	330	22,219
SBA Communications Corp. (REIT)	240	79,337
Simon Property Group, Inc. (REIT)	720	93,578
UDR, Inc. (REIT)	660	34,967
Ventas, Inc. (REIT)	840	46,376
Vornado Realty Trust (REIT)	330	13,863
Welltower, Inc. (REIT)	930	76,632
Weyerhaeuser Co. (REIT)	1,680	59,758

		1,987,969

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	750	73,020

Total Real Estate		2,060,989

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	540	30,229
American Electric Power Co., Inc.	1,110	90,110
Duke Energy Corp.	1,650	161,023
Edison International	840	46,595
Entergy Corp.	450	44,690
Evergy, Inc.	510	31,722
Eversource Energy	750	61,320
Exelon Corp.	2,190	105,865
FirstEnergy Corp.	1,200	42,744
NextEra Energy, Inc.	4,410	346,273
NRG Energy, Inc.	540	22,048
Pinnacle West Capital Corp.	240	17,366
PPL Corp.	1,740	48,511
Southern Co. (The)	2,370	146,869
Xcel Energy, Inc.	1,170	73,125

		1,268,490

Gas Utilities (0.0%)
Atmos Energy Corp.	270	23,814

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	1,500	34,245

Multi-Utilities (0.2%)
Ameren Corp.	540	43,740
CenterPoint Energy, Inc.	1,230	30,258
CMS Energy Corp.	630	37,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Consolidated Edison, Inc.	750	$54,442
Dominion Energy, Inc.	1,830	133,627
DTE Energy Co.	420	46,918
NiSource, Inc.	840	20,353
Public Service Enterprise Group, Inc.	1,140	69,426
Sempra Energy	630	79,695
WEC Energy Group, Inc.	690	60,858

		576,947

Water Utilities (0.0%)
American Water Works Co., Inc.	390	65,926

Total Utilities		1,969,422

Total Common Stocks (22.9%) (Cost $53,759,280)		82,686,088

EXCHANGE TRADED FUNDS (ETF):
Equity (24.5%)
iShares MSCI EAFE ETF	714,543	55,741,499
iShares Russell 2000 ETF(x)	74,256	16,243,500
SPDR S&P MidCap 400 ETF Trust(x)	34,238	16,464,370

Total Exchange Traded Funds (24.5%) (Cost $75,326,752)		88,449,369

SHORT-TERM INVESTMENTS:
Investment Companies (23.7%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	84,503,220	84,545,472

Total Investment Companies		85,545,472

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.0%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $3,613,443, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $3,685,709.(xx)	$3,613,440	3,613,440

U.S. Treasury Obligations (27.1%)
U.S. Treasury Bills
0.02%, 12/7/21(p)	82,802,400	82,798,591
0.04%, 12/30/21(p)	15,000,000	14,998,400

Total U.S. Treasury Obligations		97,796,991

Total Short-Term Investments (51.8%) (Cost $186,948,909)		186,955,903

Total Investments in Securities (99.2%) (Cost $316,034,941)		358,091,360
Other Assets Less Liabilities (0.8%)		2,730,508

Net Assets (100%)		$360,821,868

*	Non-income producing.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $28,351,598. This was collateralized by $24,719,572 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/7/21 - 2/15/50 and by cash of $4,613,440 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	514	12/2021	EUR	24,101,464	(633,238)
FTSE 100 Index	3	12/2021	GBP	285,925	931
S&P 500 E-Mini Index	514	12/2021	USD	110,452,175	(5,199,969)
TOPIX Index	63	12/2021	JPY	11,493,913	888
U.S. Treasury 2 Year Note	81	12/2021	USD	17,824,430	(20,983)
U.S. Treasury 5 Year Note	23	12/2021	USD	2,823,070	(16,350)
U.S. Treasury 10 Year Note	137	12/2021	USD	18,030,484	(200,683)

					(6,069,404)

Short Contracts
SPI 200 Index	(3)	12/2021	AUD	(395,435)	(5,035)

					(5,035)

					(6,074,439)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	19,713,435	USD	2,237,629	Goldman Sachs International	10/13/2021	17,299
NOK	4,025,242	USD	457,271	JPMorgan Chase Bank	10/13/2021	3,158
NOK	14,578,942	USD	1,627,273	Morgan Stanley	10/13/2021	40,344
USD	3,239,274	NOK	28,096,000	Morgan Stanley	10/13/2021	25,504
USD	527,142	SEK	4,570,183	Goldman Sachs International	10/13/2021	5,061
USD	384,213	SEK	3,295,000	JPMorgan Chase Bank	10/13/2021	7,804
USD	606,976	NZD	863,950	BNP Paribas	10/15/2021	10,584
CHF	1,383,878	USD	1,483,689	JPMorgan Chase Bank	10/28/2021	2,135
USD	1,031,944	CHF	931,416	Citibank NA	10/28/2021	31,913
USD	480,661	CHF	442,408	JPMorgan Chase Bank	10/28/2021	5,662
USD	6,099,108	CHF	5,630,625	Morgan Stanley	10/28/2021	53,694
EUR	5,509,560	USD	6,385,323	Morgan Stanley	11/8/2021	1,034
USD	12,219,027	EUR	10,331,510	BNP Paribas	11/8/2021	243,350
USD	4,938,391	EUR	4,191,740	Goldman Sachs International	11/8/2021	79,573
USD	3,910,347	GBP	2,841,756	BNP Paribas	11/10/2021	81,224
USD	434,338	GBP	314,024	JPMorgan Chase Bank	11/10/2021	11,206
USD	4,870,931	GBP	3,547,425	Morgan Stanley	11/10/2021	90,956
JPY	293,625,397	USD	2,636,666	Morgan Stanley	11/17/2021	2,409
USD	1,713,804	JPY	187,661,318	Citibank NA	11/17/2021	27,123
USD	3,449,438	JPY	379,131,000	Morgan Stanley	11/17/2021	41,848

Total unrealized appreciation						781,881

NOK	26,639,172	USD	3,050,545	HSBC Bank plc	10/13/2021	(3,415)
NOK	3,596,776	USD	411,550	JPMorgan Chase Bank	10/13/2021	(131)
SEK	29,554,298	USD	3,398,059	BNP Paribas	10/13/2021	(21,883)
SEK	4,505,852	USD	520,674	Citibank NA	10/13/2021	(5,941)
SEK	19,340,861	USD	2,240,810	Goldman Sachs International	10/13/2021	(31,380)
SEK	40,094,131	USD	4,659,034	Societe Generale SA	10/13/2021	(78,825)
USD	738,091	NOK	6,580,960	Citibank NA	10/13/2021	(14,674)
USD	696,693	NOK	6,161,899	Goldman Sachs International	10/13/2021	(8,138)
USD	1,385,402	NOK	12,305,917	JPMorgan Chase Bank	10/13/2021	(22,214)
USD	8,676,351	SEK	76,037,821	Goldman Sachs International	10/13/2021	(9,935)
NZD	863,950	USD	600,989	BNP Paribas	10/15/2021	(4,597)
CHF	2,725,201	USD	2,983,658	Morgan Stanley	10/28/2021	(57,700)
EUR	4,044,730	USD	4,745,132	BNP Paribas	11/8/2021	(56,720)
EUR	6,340,082	USD	7,402,393	Goldman Sachs International	11/8/2021	(53,344)
EUR	5,370,595	USD	6,392,447	JPMorgan Chase Bank	11/8/2021	(167,171)
EUR	8,602,090	USD	10,192,436	Morgan Stanley	11/8/2021	(221,400)
USD	1,070,505	AUD	1,483,610	Morgan Stanley	11/9/2021	(2,238)
GBP	1,900,025	USD	2,627,287	BNP Paribas	11/10/2021	(67,100)
GBP	7,906,893	USD	10,771,204	Morgan Stanley	11/10/2021	(117,066)
USD	489,017	GBP	364,245	JPMorgan Chase Bank	11/10/2021	(1,784)
JPY	187,661,318	USD	1,708,387	JPMorgan Chase Bank	11/17/2021	(21,707)
JPY	1,694,927,290	USD	15,406,972	Morgan Stanley	11/17/2021	(173,142)

Total unrealized depreciation						(1,140,505)

Net unrealized depreciation						(358,624)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,472,711	$—	$—	$9,472,711
Consumer Discretionary	10,214,101	—	—	10,214,101
Consumer Staples	4,764,471	—	—	4,764,471
Energy	2,195,374	—	—	2,195,374
Financials	9,419,805	—	—	9,419,805
Health Care	11,040,971	—	—	11,040,971
Industrials	6,611,465	—	—	6,611,465
Information Technology	22,867,098	—	—	22,867,098
Materials	2,069,681	—	—	2,069,681
Real Estate	2,060,989	—	—	2,060,989
Utilities	1,969,422	—	—	1,969,422
Exchange Traded Funds	88,449,369	—	—	88,449,369
Forward Currency Contracts	—	781,881	—	781,881
Futures	1,819	—	—	1,819
Short-Term Investments
Investment Companies	85,545,472	—	—	85,545,472
Repurchase Agreement	—	3,613,440	—	3,613,440
U.S. Treasury Obligations	—	97,796,991	—	97,796,991

Total Assets	$256,682,748	$102,192,312	$—	$358,875,060

Liabilities:
Forward Currency Contracts	$—	$(1,140,505)	$—	$(1,140,505)
Futures	(6,076,258)	—	—	(6,076,258)

Total Liabilities	$(6,076,258)	$(1,140,505)	$—	$(7,216,763)

Total	$250,606,490	$101,051,807	$—	$351,658,297

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,003,264
Aggregate gross unrealized depreciation	(8,706,739)

Net unrealized appreciation	$33,296,525

Federal income tax cost of investments in securities and derivative instruments, if applicable	$318,361,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (7.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	91,968	$2,484,056
BT Group plc*	83,877	180,142
Cellnex Telecom SA(m)	4,866	299,950
Deutsche Telekom AG (Registered)	31,322	631,519
Elisa OYJ	1,328	82,452
HKT Trust & HKT Ltd.	32,415	44,331
Infrastrutture Wireless Italiane SpA(m)	3,111	34,693
Koninklijke KPN NV	30,781	96,532
Lumen Technologies, Inc.	12,700	157,353
Nippon Telegraph & Telephone Corp.	12,214	337,657
Orange SA	18,748	203,103
Proximus SADP	1,481	29,280
Singapore Telecommunications Ltd.	44,100	79,714
Singapore Telecommunications Ltd.	31,385	56,628
Spark New Zealand Ltd.	17,402	57,374
Swisscom AG (Registered)	253	145,270
Telecom Italia SpA (Aquis Stock Exchange)	51,497	20,820
Telecom Italia SpA (Turquoise Stock Exchange)	93,637	36,695
Telefonica Deutschland Holding AG	9,527	27,118
Telefonica SA(x)	48,692	226,952
Telenor ASA	6,366	106,926
Telia Co. AB	24,980	102,998
Telstra Corp. Ltd.	37,906	106,839
United Internet AG (Registered), Class G	899	34,981
Verizon Communications, Inc.	53,350	2,881,433

		8,464,816

Entertainment (1.2%)
Activision Blizzard, Inc.	9,961	770,882
Bollore SA	7,479	43,247
Capcom Co. Ltd.	1,630	45,274
Electronic Arts, Inc.	3,750	533,438
Embracer Group AB*	4,820	46,336
Koei Tecmo Holdings Co. Ltd.	544	25,876
Konami Holdings Corp.	905	56,792
Live Nation Entertainment, Inc.*	1,822	166,039
Netflix, Inc.*	5,780	3,527,765
Nexon Co. Ltd.	4,608	74,345
Nintendo Co. Ltd.	1,061	516,133
Sea Ltd. (ADR)*	648	206,537
Square Enix Holdings Co. Ltd.	806	42,471
Take-Two Interactive Software, Inc.*	1,531	235,881
Toho Co. Ltd.	1,107	52,224
Ubisoft Entertainment SA*	864	51,824
Universal Music Group NV*	6,687	179,046
Walt Disney Co. (The)*	23,335	3,947,582

		10,521,692

Interactive Media & Services (3.8%)
Adevinta ASA*	2,575	44,062
Alphabet, Inc., Class A*	3,890	10,399,993
Alphabet, Inc., Class C*	3,770	10,048,219
Auto Trader Group plc(m)	8,940	70,741
Facebook, Inc., Class A*	31,090	10,551,635
Kakaku.com, Inc.	1,312	42,474
Match Group, Inc.*	3,569	560,297
REA Group Ltd.(x)	529	60,150
Scout24 AG(m)	846	58,723
SEEK Ltd.	3,188	70,969
Twitter, Inc.*	10,231	617,850
Z Holdings Corp.	24,557	157,595

		32,682,708

Media (0.8%)
Charter Communications, Inc., Class A*	1,936	1,408,556
Comcast Corp., Class A	58,850	3,291,481
CyberAgent, Inc.	3,758	72,782
Dentsu Group, Inc.	2,103	80,905
Discovery, Inc., Class A(x)*	2,050	52,029
Discovery, Inc., Class C*	3,790	91,983
DISH Network Corp., Class A*	3,177	138,072
Fox Corp., Class A	4,300	172,473
Fox Corp., Class B	1,933	71,753
Hakuhodo DY Holdings, Inc.	2,066	35,643
Informa plc*	13,743	100,702
Interpublic Group of Cos., Inc. (The)	4,970	182,250
News Corp., Class A	5,000	117,650
News Corp., Class B	1,550	36,007
Omnicom Group, Inc.	2,700	195,642
Pearson plc	6,895	65,925
Publicis Groupe SA(x)	2,119	142,701
Schibsted ASA, Class A	700	33,266
Schibsted ASA, Class B	920	38,922
ViacomCBS, Inc.	7,223	285,381
Vivendi SE	6,687	84,346
WPP plc	11,369	152,767

		6,851,236

Wireless Telecommunication Services (0.3%)
KDDI Corp.	15,158	500,934
SoftBank Corp.	27,006	366,668
SoftBank Group Corp.	11,859	685,300
Tele2 AB, Class B(x)	4,435	65,515
T-Mobile US, Inc.*	7,550	964,588
Vodafone Group plc	252,174	381,449

		2,964,454

Total Communication Services		61,484,906

Consumer Discretionary (9.0%)
Auto Components (0.2%)
Aisin Corp.	1,385	50,336
Aptiv plc*	3,500	521,395
BorgWarner, Inc.	3,100	133,951
Bridgestone Corp.	5,366	254,489
Cie Generale des Etablissements Michelin SCA	1,624	249,237
Continental AG*	1,065	116,757
Denso Corp.	4,100	268,778
Faurecia SE (Euronext Paris)	971	45,242
Faurecia SE (Italian Stock Exchange)	173	8,222
Koito Manufacturing Co. Ltd.	1,041	62,594
Stanley Electric Co. Ltd.	1,203	30,324
Sumitomo Electric Industries Ltd.	6,770	90,313
Toyota Industries Corp.	1,374	112,883
Valeo	2,214	61,784

		2,006,305

Automobiles (1.7%)
Bayerische Motoren Werke AG	3,148	302,157
Bayerische Motoren Werke AG (Preference)(q)	529	40,392
Daimler AG (Registered)	8,102	720,230
Ferrari NV	1,202	251,629
Ford Motor Co.*	50,350	712,956
General Motors Co.*	16,200	853,902
Honda Motor Co. Ltd.	15,321	472,505
Isuzu Motors Ltd.	5,064	66,531
Mazda Motor Corp.*	5,367	46,736
Nissan Motor Co. Ltd.*	21,486	107,756
Porsche Automobil Holding SE (Preference)(q)	1,445	144,000
Renault SA*	1,763	62,888
Stellantis NV (Euronext Paris)	9,499	181,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Stellantis NV (Italian Stock Exchange)	9,559	$182,529
Subaru Corp.	5,639	104,719
Suzuki Motor Corp.	3,438	153,243
Tesla, Inc.*	10,463	8,113,847
Toyota Motor Corp.	100,105	1,790,699
Volkswagen AG(x)	321	99,664
Volkswagen AG (Preference)(q)	1,754	392,922
Yamaha Motor Co. Ltd.	2,545	70,865

		14,871,916

Distributors (0.1%)
Genuine Parts Co.	1,850	224,275
LKQ Corp.*	3,550	178,636
Pool Corp.	524	227,631

		630,542

Hotels, Restaurants & Leisure (1.4%)
Accor SA*	1,568	55,508
Aristocrat Leisure Ltd.	5,411	181,130
Booking Holdings, Inc.*	612	1,452,808
Caesars Entertainment, Inc.*	2,690	302,033
Carnival Corp.*	9,600	240,096
Chipotle Mexican Grill, Inc.*	440	799,709
Compass Group plc*	16,812	343,979
Crown Resorts Ltd.*	3,266	22,590
Darden Restaurants, Inc.	1,650	249,925
Domino’s Pizza Enterprises Ltd.	570	65,718
Domino’s Pizza, Inc.	502	239,434
Entain plc*	5,532	158,359
Evolution AB(m)	1,627	247,318
Expedia Group, Inc.*	1,700	278,630
Flutter Entertainment plc*	1,592	314,725
Galaxy Entertainment Group Ltd.*	20,394	102,899
Genting Singapore Ltd.	51,727	27,246
Hilton Worldwide Holdings, Inc.*	3,516	464,499
InterContinental Hotels Group plc*	1,717	110,099
La Francaise des Jeux SAEM(m)	898	46,193
Las Vegas Sands Corp.*	4,149	151,853
Marriott International, Inc., Class A*	3,420	506,468
McDonald’s Corp.	9,650	2,326,711
McDonald’s Holdings Co. Japan Ltd.	750	35,400
Melco Resorts & Entertainment Ltd. (ADR)*	1,908	19,538
MGM Resorts International	5,231	225,718
Norwegian Cruise Line Holdings Ltd.(x)*	4,025	107,508
Oriental Land Co. Ltd.	1,903	308,191
Penn National Gaming, Inc.*	1,920	139,123
Royal Caribbean Cruises Ltd.*	2,350	209,032
Sands China Ltd.*	21,793	44,661
SJM Holdings Ltd.(x)*	16,347	11,060
Sodexo SA*	879	76,969
Starbucks Corp.	15,132	1,669,211
Tabcorp Holdings Ltd.	19,847	70,248
Whitbread plc*	1,945	86,505
Wynn Macau Ltd.(x)*	13,352	11,152
Wynn Resorts Ltd.*	1,200	101,700
Yum! Brands, Inc.	3,900	477,009

		12,280,955

Household Durables (0.5%)
Barratt Developments plc	9,271	81,812
Berkeley Group Holdings plc	1,098	64,317
Casio Computer Co. Ltd.(x)	1,751	29,034
DR Horton, Inc.	4,250	356,872
Electrolux AB(x)	2,040	47,109
Garmin Ltd.	1,900	295,374
Husqvarna AB, Class B	3,930	46,885
Iida Group Holdings Co. Ltd.	1,340	34,489
Leggett & Platt, Inc.	1,700	76,228
Lennar Corp., Class A	3,550	332,564
Mohawk Industries, Inc.*	700	124,180
Newell Brands, Inc.	4,850	107,379
NVR, Inc.*	44	210,939
Panasonic Corp.	20,751	257,564
Persimmon plc	3,085	109,931
PulteGroup, Inc.	3,400	156,128
Rinnai Corp.	359	39,343
SEB SA	271	38,212
Sekisui Chemical Co. Ltd.	3,413	58,762
Sekisui House Ltd.	5,726	120,327
Sharp Corp.(x)	1,887	23,890
Sony Group Corp.	11,904	1,325,646
Taylor Wimpey plc	33,732	69,666
Whirlpool Corp.	800	163,088

		4,169,739

Internet & Direct Marketing Retail (2.4%)
Amazon.com, Inc.*	5,616	18,448,785
Delivery Hero SE(m)*	1,511	193,491
eBay, Inc.	8,440	588,015
Etsy, Inc.*	1,662	345,629
HelloFresh SE*	1,553	143,777
Just Eat Takeaway.com NV(m)*	1,691	123,224
Mercari, Inc.*	961	52,905
Prosus NV*	8,804	693,387
Rakuten Group, Inc.	7,747	74,966
Zalando SE(m)(x)*	2,038	187,273
ZOZO, Inc.	1,172	43,885

		20,895,337

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,881	141,254
Hasbro, Inc.	1,550	138,291
Shimano, Inc.	701	204,215
Yamaha Corp.	1,312	82,483

		566,243

Multiline Retail (0.3%)
Dollar General Corp.	3,180	674,605
Dollar Tree, Inc.*	2,960	283,331
Next plc	1,249	136,973
Pan Pacific International Holdings Corp.	3,757	77,865
Ryohin Keikaku Co. Ltd.	2,190	48,724
Target Corp.	6,500	1,487,005
Wesfarmers Ltd.	10,665	429,186

		3,137,689

Specialty Retail (1.4%)
ABC-Mart, Inc.	319	18,060
Advance Auto Parts, Inc.	840	175,468
AutoZone, Inc.*	313	531,471
Bath & Body Works, Inc.	2,930	184,678
Best Buy Co., Inc.	2,920	308,673
CarMax, Inc.*	2,060	263,598
Chow Tai Fook Jewellery Group Ltd.	18,700	35,601
Fast Retailing Co. Ltd.	551	406,101
Gap, Inc. (The)	2,650	60,155
H & M Hennes & Mauritz AB, Class B*	6,863	139,147
Hikari Tsushin, Inc.	213	36,018
Home Depot, Inc. (The)	13,960	4,582,510
Industria de Diseno Textil SA	10,305	374,922
JD Sports Fashion plc	4,847	68,240
Kingfisher plc	19,835	89,739
Lowe’s Cos., Inc.	9,430	1,912,970
Nitori Holdings Co. Ltd.	756	148,730
O’Reilly Automotive, Inc.*	920	562,175
Ross Stores, Inc.	4,580	498,533
TJX Cos., Inc. (The)	15,480	1,021,370
Tractor Supply Co.	1,530	309,993

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ulta Beauty, Inc.*	700	$252,644
USS Co. Ltd.	1,851	31,667
Yamada Holdings Co. Ltd.	5,600	23,570

		12,036,033

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	1,804	568,453
Burberry Group plc	3,866	94,131
Cie Financiere Richemont SA (Registered)	4,948	510,205
EssilorLuxottica SA	2,715	519,153
Hanesbrands, Inc.	4,400	75,504
Hermes International	300	414,623
Kering SA	709	504,259
LVMH Moet Hennessy Louis Vuitton SE	2,621	1,874,183
Moncler SpA	1,829	111,863
NIKE, Inc., Class B	16,150	2,345,464
Pandora A/S	965	117,026
Puma SE	997	111,424
PVH Corp.*	850	87,372
Ralph Lauren Corp.	600	66,624
Swatch Group AG (The)	275	72,088
Swatch Group AG (The) (Registered)	533	27,449
Tapestry, Inc.	3,500	129,570
Under Armour, Inc., Class A*	2,350	47,423
Under Armour, Inc., Class C*	2,507	43,923
VF Corp.	4,050	271,309

		7,992,046

Total Consumer Discretionary		78,586,805

Consumer Staples (5.0%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	7,232	408,449
Asahi Group Holdings Ltd.	4,308	208,688
Brown-Forman Corp., Class B	2,350	157,473
Budweiser Brewing Co. APAC Ltd.(m)	15,700	39,518
Carlsberg A/S, Class B	982	159,747
Coca-Cola Co. (The)	49,900	2,618,253
Coca-Cola Europacific Partners plc	1,961	108,424
Coca-Cola HBC AG*	1,899	61,037
Constellation Brands, Inc., Class A	2,200	463,518
Davide Campari-Milano NV	4,912	69,146
Diageo plc	22,093	1,064,508
Heineken Holding NV	1,087	94,492
Heineken NV	2,460	255,724
Ito En Ltd.	490	32,539
Kirin Holdings Co. Ltd.	7,589	140,958
Molson Coors Beverage Co., Class B	2,400	111,312
Monster Beverage Corp.*	4,770	423,719
PepsiCo, Inc.	17,800	2,677,298
Pernod Ricard SA	1,992	435,625
Remy Cointreau SA	233	45,160
Suntory Beverage & Food Ltd.	1,301	54,047
Treasury Wine Estates Ltd.(x)	6,674	59,331

		9,688,966

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	6,136	161,478
Carrefour SA	5,814	104,655
Coles Group Ltd.	12,591	153,660
Cosmos Pharmaceutical Corp.	213	36,326
Costco Wholesale Corp.	5,700	2,561,295
Endeavour Group Ltd.	11,891	59,711
Etablissements Franz Colruyt NV	533	27,152
ICA Gruppen AB	972	44,567
J Sainsbury plc	15,273	58,485
Jeronimo Martins SGPS SA	2,209	43,987
Kesko OYJ, Class B	2,546	87,883
Kobe Bussan Co. Ltd.	1,324	43,226
Koninklijke Ahold Delhaize NV	9,827	325,798
Kroger Co. (The)	9,970	403,087
Lawson, Inc.	535	26,268
Ocado Group plc*	4,488	99,819
Seven & i Holdings Co. Ltd.	7,081	321,332
Sysco Corp.	6,550	514,175
Tesco plc	71,564	242,723
Tsuruha Holdings, Inc.	392	48,428
Walgreens Boots Alliance, Inc.	9,250	435,212
Walmart, Inc.	17,920	2,497,690
Welcia Holdings Co. Ltd.	862	30,992
Wm Morrison Supermarkets plc	22,746	90,158
Woolworths Group Ltd.	11,891	337,644

		8,755,751

Food Products (1.1%)
a2 Milk Co. Ltd. (The)(x)*	6,805	30,297
Ajinomoto Co., Inc.	4,312	127,591
Archer-Daniels-Midland Co.	7,100	426,071
Associated British Foods plc	3,342	83,038
Barry Callebaut AG (Registered)	34	76,923
Campbell Soup Co.	2,600	108,706
Chocoladefabriken Lindt & Spruengli AG	10	112,024
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	234,851
Conagra Brands, Inc.	6,250	211,687
Danone SA	6,201	423,249
General Mills, Inc.	7,850	469,587
Hershey Co. (The)	1,850	313,113
Hormel Foods Corp.	3,600	147,600
J M Smucker Co. (The)	1,400	168,042
JDE Peet’s NV	694	20,614
Kellogg Co.	3,250	207,740
Kerry Group plc, Class A	1,404	186,911
Kerry Group plc (Turquoise Stock Exchange), Class A	123	16,468
Kikkoman Corp.(x)	1,390	112,959
Kraft Heinz Co. (The)	8,350	307,447
Lamb Weston Holdings, Inc.	1,814	111,325
McCormick & Co., Inc. (Non- Voting)	3,200	259,296
Meiji Holdings Co. Ltd.	1,188	76,780
Mondelez International, Inc., Class A	18,400	1,070,512
Mowi ASA	4,181	105,519
Nestle SA (Registered)	27,195	3,272,073
NH Foods Ltd.	788	29,808
Nisshin Seifun Group, Inc.	1,584	26,408
Nissin Foods Holdings Co. Ltd.	635	51,042
Orkla ASA	6,964	63,820
Toyo Suisan Kaisha Ltd.	797	35,398
Tyson Foods, Inc., Class A	3,750	296,025
WH Group Ltd.(m)	86,015	61,190
Wilmar International Ltd.	16,661	51,186
Yakult Honsha Co. Ltd.	1,198	60,739

		9,356,039

Household Products (0.9%)
Church & Dwight Co., Inc.	3,150	260,095
Clorox Co. (The)	1,600	264,976
Colgate-Palmolive Co.	11,050	835,159
Essity AB, Class B	5,699	176,888
Henkel AG & Co. KGaA	992	85,592
Henkel AG & Co. KGaA (Preference)(q)	1,702	158,016
Kimberly-Clark Corp.	4,350	576,114
Lion Corp.	1,884	30,479
Pigeon Corp.	1,148	26,735
Procter & Gamble Co. (The)	31,997	4,473,181

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Reckitt Benckiser Group plc	6,754	$528,631
Unicharm Corp.	3,770	167,207

		7,583,073

Personal Products (0.4%)
Beiersdorf AG	950	102,708
Estee Lauder Cos., Inc. (The), Class A	2,950	884,793
Kao Corp.	4,589	273,422
Kobayashi Pharmaceutical Co. Ltd.	511	40,469
Kose Corp.	315	37,756
L’Oreal SA	2,380	982,279
Pola Orbis Holdings, Inc.	771	17,784
Shiseido Co. Ltd.	3,822	257,590
Unilever plc (Cboe Europe)	13,364	720,820
Unilever plc (London Stock Exchange)	11,455	619,235

		3,936,856

Tobacco (0.5%)
Altria Group, Inc.	23,900	1,087,928
British American Tobacco plc	20,611	719,105
Imperial Brands plc	8,894	185,612
Japan Tobacco, Inc.	11,300	221,869
Philip Morris International, Inc.	20,050	1,900,540
Swedish Match AB	14,950	131,113

		4,246,167

Total Consumer Staples		43,566,852

Energy (2.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	8,800	217,624
Halliburton Co.	11,350	245,387
Schlumberger NV	17,950	532,038
Tenaris SA	4,370	46,084

		1,041,133

Oil, Gas & Consumable Fuels (2.0%)
Ampol Ltd.	2,182	43,788
APA Corp.	4,850	103,935
BP plc	191,211	866,195
Cabot Oil & Gas Corp.	5,100	110,976
Chevron Corp.	24,764	2,512,308
ConocoPhillips	17,350	1,175,809
Devon Energy Corp.	4,850	172,223
Diamondback Energy, Inc.	2,016	190,855
ENEOS Holdings, Inc.	28,838	117,759
Eni SpA	23,718	315,788
EOG Resources, Inc.	7,450	598,011
Equinor ASA	9,276	236,384
Exxon Mobil Corp.	54,558	3,209,102
Galp Energia SGPS SA	4,556	51,596
Hess Corp.	3,500	273,385
Idemitsu Kosan Co. Ltd.	1,979	52,245
Inpex Corp.	9,662	75,617
Kinder Morgan, Inc.	25,050	419,086
Koninklijke Vopak NV	715	28,108
Lundin Energy AB	1,907	70,791
Marathon Oil Corp.	10,100	138,067
Marathon Petroleum Corp.	8,346	515,866
Neste OYJ	4,049	228,521
Occidental Petroleum Corp.	10,798	319,405
Oil Search Ltd.	18,054	57,150
OMV AG	1,434	86,168
ONEOK, Inc.	5,712	331,239
Phillips 66	5,600	392,168
Pioneer Natural Resources Co.	2,050	341,345
Repsol SA	13,654	177,345
Royal Dutch Shell plc, Class A	38,541	851,444
Royal Dutch Shell plc, Class B	34,829	771,613
Santos Ltd.	17,617	90,829
TotalEnergies SE	23,583	1,130,076
Valero Energy Corp.	5,200	366,964
Washington H Soul Pattinson & Co. Ltd.(x)	929	26,217
Williams Cos., Inc. (The)	15,638	405,650
Woodside Petroleum Ltd.	8,962	154,216

		17,008,244

Total Energy		18,049,377

Financials (9.3%)
Banks (4.0%)
ABN AMRO Bank NV (CVA)(m)*	3,803	54,720
Australia & New Zealand Banking Group Ltd.	26,741	539,499
Banco Bilbao Vizcaya Argentaria SA	62,661	413,344
Banco Santander SA	162,957	590,247
Bank Hapoalim BM	10,232	89,830
Bank Leumi Le-Israel BM	13,266	112,609
Bank of America Corp.	98,265	4,171,349
Banque Cantonale Vaudoise (Registered)	331	25,172
Barclays plc	163,147	416,088
BNP Paribas SA	10,654	682,446
BOC Hong Kong Holdings Ltd.	34,761	104,138
CaixaBank SA	41,775	129,539
Chiba Bank Ltd. (The)(x)	4,259	27,422
Citigroup, Inc.	26,800	1,880,824
Citizens Financial Group, Inc.	5,450	256,041
Comerica, Inc.	1,700	136,850
Commerzbank AG*	9,415	62,712
Commonwealth Bank of Australia	16,747	1,247,978
Concordia Financial Group Ltd.(x)	10,230	40,363
Credit Agricole SA	10,964	151,269
Danske Bank A/S	6,415	108,139
DBS Group Holdings Ltd.	16,931	375,968
DNB Bank ASA	8,673	196,905
Erste Group Bank AG	2,676	116,866
Fifth Third Bancorp	9,100	386,204
FinecoBank Banca Fineco SpA*	5,554	100,653
First Republic Bank	2,245	433,016
Hang Seng Bank Ltd.(x)	7,036	120,081
HSBC Holdings plc	191,414	1,001,387
Huntington Bancshares, Inc.	13,100	202,526
ING Groep NV	36,656	532,032
Intesa Sanpaolo SpA	155,207	440,325
Israel Discount Bank Ltd., Class A*	10,506	55,469
Japan Post Bank Co. Ltd.	3,569	30,545
JPMorgan Chase & Co.	39,350	6,441,201
KBC Group NV	2,354	211,331
KeyCorp	12,550	271,331
Lloyds Banking Group plc	665,895	414,220
M&T Bank Corp.	1,650	246,411
Mediobanca Banca di Credito Finanziario SpA*	5,748	69,435
Mitsubishi UFJ Financial Group, Inc.(x)	114,872	670,674
Mizrahi Tefahot Bank Ltd.	1,244	41,883
Mizuho Financial Group, Inc.(x)	22,669	319,134
National Australia Bank Ltd.	30,985	617,541
NatWest Group plc	44,891	136,219
Nordea Bank Abp (Aquis Stock Exchange)	403	5,224
Nordea Bank Abp (Turquoise Stock Exchange)	30,044	385,580
Oversea-Chinese Banking Corp. Ltd.	31,520	263,867
People’s United Financial, Inc.	5,400	94,338
PNC Financial Services Group, Inc. (The)	5,500	1,076,020
Raiffeisen Bank International AG	1,284	33,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Regions Financial Corp.	12,350	$263,178
Resona Holdings, Inc.	20,065	79,860
Shizuoka Bank Ltd. (The)(x)	3,855	31,715
Skandinaviska Enskilda Banken AB, Class A	15,294	215,494
Societe Generale SA	7,628	239,497
Standard Chartered plc	24,825	145,490
Sumitomo Mitsui Financial Group, Inc.	12,267	429,166
Sumitomo Mitsui Trust Holdings, Inc.	3,234	110,757
SVB Financial Group*	700	452,816
Svenska Handelsbanken AB, Class A	13,707	153,761
Swedbank AB, Class A	8,324	168,373
Truist Financial Corp.	17,402	1,020,627
UniCredit SpA	19,973	264,194
United Overseas Bank Ltd.	11,058	209,147
US Bancorp	17,600	1,046,144
Wells Fargo & Co.	53,319	2,474,535
Westpac Banking Corp.	34,475	641,075
Zions Bancorp NA	2,100	129,969

		34,606,166

Capital Markets (2.1%)
3i Group plc	9,109	156,902
Aberdeen plc	19,844	68,128
Ameriprise Financial, Inc.	1,550	409,386
Amundi SA(m)	607	51,187
ASX Ltd.	1,852	108,188
Bank of New York Mellon Corp. (The)	10,450	541,728
BlackRock, Inc.	1,877	1,574,165
Cboe Global Markets, Inc.	1,318	163,247
Charles Schwab Corp. (The)	19,185	1,397,435
CME Group, Inc.	4,600	889,548
Credit Suisse Group AG (Registered)	22,656	224,629
Daiwa Securities Group, Inc.(x)	13,574	79,289
Deutsche Bank AG (Registered)*	19,422	249,092
Deutsche Boerse AG	1,791	291,550
EQT AB	2,322	95,643
Franklin Resources, Inc.	3,500	104,020
Futu Holdings Ltd. (ADR)*	471	42,870
Goldman Sachs Group, Inc. (The)	4,450	1,682,234
Hargreaves Lansdown plc	3,343	64,179
Hong Kong Exchanges & Clearing Ltd.	11,387	691,171
Intercontinental Exchange, Inc.	7,200	826,704
Invesco Ltd.	4,850	116,934
Japan Exchange Group, Inc.	4,770	118,381
Julius Baer Group Ltd.	2,122	140,352
London Stock Exchange Group plc	3,098	309,513
Macquarie Group Ltd.	3,274	429,558
Magellan Financial Group Ltd.	1,299	33,107
MarketAxess Holdings, Inc.	482	202,773
Moody’s Corp.	2,100	745,731
Morgan Stanley	18,436	1,794,007
MSCI, Inc.	1,101	669,782
Nasdaq, Inc.	1,450	279,879
Nomura Holdings, Inc.	28,768	141,400
Northern Trust Corp.	2,650	285,697
Partners Group Holding AG	218	339,363
Raymond James Financial, Inc.	2,235	206,246
S&P Global, Inc.	3,150	1,338,404
SBI Holdings, Inc.	2,237	55,192
Schroders plc	1,218	58,498
Singapore Exchange Ltd.	7,226	52,876
St James’s Place plc	4,903	99,329
State Street Corp.	4,550	385,476
T. Rowe Price Group, Inc.	2,900	570,430
UBS Group AG (Registered)	34,452	550,542

		18,634,765

Consumer Finance (0.4%)
Acom Co. Ltd.	3,634	13,332
American Express Co.	8,350	1,398,875
Capital One Financial Corp.	5,900	955,623
Discover Financial Services	3,900	479,115
Synchrony Financial	6,950	339,716

		3,186,661

Diversified Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	23,903	6,524,085
Eurazeo SE	365	34,303
EXOR NV	1,055	88,901
Groupe Bruxelles Lambert SA	1,062	116,755
Industrivarden AB, Class A	989	31,523
Industrivarden AB, Class C	1,557	47,969
Investor AB, Class B	17,122	366,612
Kinnevik AB, Class B(x)*	2,357	83,105
L E Lundbergforetagen AB, Class B	772	42,159
M&G plc	24,064	65,859
Mitsubishi HC Capital, Inc.	6,203	32,597
ORIX Corp.	11,478	214,501
Sofina SA	157	62,284
Tokyo Century Corp.	347	19,586
Wendel SE	254	35,220

		7,765,459

Insurance (1.9%)
Admiral Group plc	1,888	78,793
Aegon NV	16,815	86,328
Aflac, Inc.	8,400	437,892
Ageas SA/NV	1,704	84,331
AIA Group Ltd.	114,106	1,313,833
Allianz SE (Registered)	3,901	879,846
Allstate Corp. (The)	3,900	496,509
American International Group, Inc.	11,057	606,919
Aon plc, Class A	3,000	857,310
Arthur J Gallagher & Co.	2,500	371,625
Assicurazioni Generali SpA	10,377	220,769
Assurant, Inc.	750	118,313
Aviva plc	36,919	196,499
AXA SA	18,262	508,049
Baloise Holding AG (Registered)	451	68,766
Brown & Brown, Inc.	3,014	167,126
Chubb Ltd.	5,850	1,014,858
Cincinnati Financial Corp.	1,900	217,018
CNP Assurances	1,583	25,112
Dai-ichi Life Holdings, Inc.	9,576	208,508
Direct Line Insurance Group plc	11,747	45,832
Everest Re Group Ltd.	504	126,393
Gjensidige Forsikring ASA	1,892	41,899
Globe Life, Inc.	1,150	102,385
Hannover Rueck SE	586	102,634
Hartford Financial Services Group, Inc. (The)	4,550	319,637
Insurance Australia Group Ltd.	23,165	81,635
Japan Post Holdings Co. Ltd.*	14,347	120,753
Japan Post Insurance Co. Ltd.	2,049	37,083
Legal & General Group plc	56,077	211,762
Lincoln National Corp.	2,250	154,688
Loews Corp.	2,950	159,093
Marsh & McLennan Cos., Inc.	6,500	984,295
Medibank Pvt Ltd.	25,880	66,914
MetLife, Inc.	9,850	608,041
MS&AD Insurance Group Holdings, Inc.	4,239	141,439
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,336	366,191

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
NN Group NV	2,668	$139,236
Phoenix Group Holdings plc	5,634	48,719
Poste Italiane SpA(m)	4,716	64,906
Principal Financial Group, Inc.	3,250	209,300
Progressive Corp. (The)	7,500	677,925
Prudential Financial, Inc.	5,050	531,260
Prudential plc	24,523	476,057
QBE Insurance Group Ltd.	13,924	116,161
Sampo OYJ, Class A(x)	4,687	232,570
SCOR SE	1,477	42,332
Sompo Holdings, Inc.(x)	2,982	129,148
Suncorp Group Ltd.	12,034	108,089
Swiss Life Holding AG (Registered)	302	153,141
Swiss Re AG	2,891	246,261
T&D Holdings, Inc.	4,853	66,281
Tokio Marine Holdings, Inc.	5,951	319,138
Travelers Cos., Inc. (The)	3,200	486,432
Tryg A/S	3,384	76,877
W R Berkley Corp.	1,762	128,943
Willis Towers Watson plc	1,650	383,559
Zurich Insurance Group AG	1,427	581,857

		16,847,270

Total Financials		81,040,321

Health Care (9.5%)
Biotechnology (1.2%)
AbbVie, Inc.	22,701	2,448,757
Amgen, Inc.	7,516	1,598,277
Argenx SE*	448	130,254
Biogen, Inc.*	1,950	551,830
CSL Ltd.	4,300	906,772
Genmab A/S*	625	273,053
Gilead Sciences, Inc.	16,100	1,124,585
Grifols SA	2,701	65,859
Incyte Corp.*	2,382	163,834
Moderna, Inc.*	4,528	1,742,646
PeptiDream, Inc.*	953	31,026
Regeneron Pharmaceuticals, Inc.*	1,409	852,699
Vertex Pharmaceuticals, Inc.*	3,400	616,726

		10,506,318

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	22,798	2,693,128
ABIOMED, Inc.*	598	194,661
Alcon, Inc.	4,767	386,173
Align Technology, Inc.*	909	604,876
Ambu A/S, Class B	1,623	47,940
Asahi Intecc Co. Ltd.	1,906	52,292
Baxter International, Inc.	6,500	522,795
Becton Dickinson and Co.	3,755	923,054
BioMerieux	415	47,132
Boston Scientific Corp.*	18,400	798,376
Carl Zeiss Meditec AG	401	77,083
Cochlear Ltd.	646	102,031
Coloplast A/S, Class B	1,146	179,623
Cooper Cos., Inc. (The)	619	255,839
Danaher Corp.	8,200	2,496,408
Demant A/S*	1,070	53,886
Dentsply Sirona, Inc.	2,750	159,638
Dexcom, Inc.*	1,285	702,715
DiaSorin SpA	256	53,729
Edwards Lifesciences Corp.*	7,950	900,020
Fisher & Paykel Healthcare Corp. Ltd.	5,370	118,076
GN Store Nord A/S	1,237	84,303
Hologic, Inc.*	3,250	239,882
Hoya Corp.	3,543	554,118
IDEXX Laboratories, Inc.*	1,171	728,245
Intuitive Surgical, Inc.*	1,550	1,540,932
Koninklijke Philips NV	8,598	381,088
Medtronic plc	17,300	2,168,555
Olympus Corp.	10,798	237,138
ResMed, Inc.	1,852	488,095
Sartorius AG (Preference)(q)	256	163,033
Siemens Healthineers AG(m)	2,568	167,100
Smith & Nephew plc	8,251	141,699
Sonova Holding AG (Registered)	532	200,643
STERIS plc	1,096	223,891
Straumann Holding AG (Registered)	101	180,740
Stryker Corp.	4,200	1,107,624
Sysmex Corp.	1,586	195,921
Teleflex, Inc.	598	225,177
Terumo Corp.	6,102	286,882
West Pharmaceutical Services, Inc.	960	407,558
Zimmer Biomet Holdings, Inc.	2,650	387,854

		21,479,953

Health Care Providers & Services (1.5%)
AmerisourceBergen Corp.	1,850	220,982
Amplifon SpA	1,153	54,946
Anthem, Inc.	3,250	1,211,600
Cardinal Health, Inc.	3,700	183,002
Centene Corp.*	7,402	461,219
Cigna Corp.	4,690	938,750
CVS Health Corp.	16,887	1,433,031
DaVita, Inc.*	950	110,447
Fresenius Medical Care AG & Co. KGaA	1,927	135,799
Fresenius SE & Co. KGaA	3,970	190,875
HCA Healthcare, Inc.	3,350	813,112
Henry Schein, Inc.*	1,750	133,280
Humana, Inc.	1,750	681,012
Laboratory Corp. of America Holdings*	1,250	351,800
McKesson Corp.	2,050	408,729
Medipal Holdings Corp.	1,723	32,502
NMC Health plc(r)*	907	—
Orpea SA	514	59,528
Quest Diagnostics, Inc.	1,700	247,027
Ramsay Health Care Ltd.	1,743	87,678
Ryman Healthcare Ltd.	3,711	38,391
Sonic Healthcare Ltd.	4,269	125,337
UnitedHealth Group, Inc.	12,250	4,786,565
Universal Health Services, Inc., Class B	950	131,451

		12,837,063

Health Care Technology (0.0%)
Cerner Corp.	3,890	274,323
M3, Inc.	4,159	296,909

		571,232

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	3,900	614,367
Bio-Rad Laboratories, Inc., Class A*	280	208,866
Bio-Techne Corp.	502	243,254
Charles River Laboratories International, Inc.*	644	265,759
Eurofins Scientific SE	1,273	163,246
Illumina, Inc.*	1,950	790,940
IQVIA Holdings, Inc.*	2,476	593,101
Lonza Group AG (Registered)	704	527,430
Mettler-Toledo International, Inc.*	347	477,944
PerkinElmer, Inc.	1,400	242,606
QIAGEN NV*	2,246	116,780
Sartorius Stedim Biotech	268	149,593
Thermo Fisher Scientific, Inc.	5,150	2,942,349
Waters Corp.*	850	303,705

		7,639,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pharmaceuticals (3.4%)
Astellas Pharma, Inc.	17,305	$285,336
AstraZeneca plc	14,617	1,759,661
Bayer AG (Registered)	9,317	508,167
Bristol-Myers Squibb Co.	29,100	1,721,847
Catalent, Inc.*	2,048	272,527
Chugai Pharmaceutical Co. Ltd.	6,378	233,642
Daiichi Sankyo Co. Ltd.	15,994	426,685
Eisai Co. Ltd.	2,283	171,922
Eli Lilly and Co.	10,237	2,365,259
GlaxoSmithKline plc	47,532	897,191
Hikma Pharmaceuticals plc	1,600	52,637
Hisamitsu Pharmaceutical Co., Inc.	529	20,066
Ipsen SA	354	33,795
Johnson & Johnson	34,000	5,491,000
Kyowa Kirin Co. Ltd.	2,494	89,935
Merck & Co., Inc.	32,650	2,452,342
Merck KGaA	1,232	267,909
Nippon Shinyaku Co. Ltd.	486	40,489
Novartis AG (Registered)	20,959	1,719,481
Novo Nordisk A/S, Class B	16,254	1,563,392
Ono Pharmaceutical Co. Ltd.	3,464	79,005
Organon & Co.	3,265	107,059
Orion OYJ, Class B	1,048	41,481
Otsuka Holdings Co. Ltd.	3,664	156,192
Pfizer, Inc.	71,693	3,083,516
Recordati Industria Chimica e Farmaceutica SpA	1,031	59,971
Roche Holding AG	6,632	2,420,041
Roche Holding AG CHF 1	310	127,278
Sanofi	10,697	1,029,742
Santen Pharmaceutical Co. Ltd.	3,048	43,012
Shionogi & Co. Ltd.	2,519	172,565
Sumitomo Dainippon Pharma Co. Ltd.	1,735	30,999
Taisho Pharmaceutical Holdings Co. Ltd.	330	19,295
Takeda Pharmaceutical Co. Ltd.	14,814	491,051
Teva Pharmaceutical Industries Ltd. (ADR)*	10,313	100,449
UCB SA	1,202	133,741
Viatris, Inc.	15,559	210,825
Vifor Pharma AG	491	63,575
Zoetis, Inc.	6,100	1,184,254

		29,927,334

Total Health Care		82,961,840

Industrials (7.2%)
Aerospace & Defense (1.0%)
Airbus SE*	5,566	730,789
BAE Systems plc	29,774	225,045
Boeing Co. (The)*	6,850	1,506,589
Dassault Aviation SA	260	29,171
Elbit Systems Ltd.	284	41,204
General Dynamics Corp.	3,000	588,090
Howmet Aerospace, Inc.	4,966	154,939
Huntington Ingalls Industries, Inc.	527	101,743
L3Harris Technologies, Inc.	2,700	594,648
Lockheed Martin Corp.	3,200	1,104,320
MTU Aero Engines AG	512	115,769
Northrop Grumman Corp.	2,000	720,300
Raytheon Technologies Corp.	19,538	1,679,486
Rolls-Royce Holdings plc*	76,556	144,027
Safran SA	3,249	407,360
Singapore Technologies Engineering Ltd.	13,370	37,355
Textron, Inc.	2,900	202,449
Thales SA	1,041	100,532
TransDigm Group, Inc.*	700	437,199

		8,921,015

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	1,700	147,900
Deutsche Post AG (Registered)	9,389	591,756
DSV A/S	1,957	467,227
Expeditors International of Washington, Inc.	2,150	256,129
FedEx Corp.	3,150	690,763
InPost SA*	1,880	31,011
SG Holdings Co. Ltd.	2,930	83,315
United Parcel Service, Inc., Class B	9,200	1,675,320
Yamato Holdings Co. Ltd.	2,739	69,439

		4,012,860

Airlines (0.1%)
Alaska Air Group, Inc.*	1,500	87,900
American Airlines Group, Inc.*	7,800	160,056
ANA Holdings, Inc.*	1,502	38,996
Delta Air Lines, Inc.*	8,200	349,402
Deutsche Lufthansa AG (Registered)(x)*	2,766	19,031
Japan Airlines Co. Ltd.*	1,411	33,587
Qantas Airways Ltd.*	8,554	34,963
Singapore Airlines Ltd.*	12,366	45,231
Southwest Airlines Co.*	7,600	390,868
United Airlines Holdings, Inc.(x)*	3,750	178,388

		1,338,422

Building Products (0.5%)
A O Smith Corp.	1,692	103,330
AGC, Inc.	1,873	95,864
Allegion plc	1,200	158,616
Assa Abloy AB, Class B	9,420	273,135
Carrier Global Corp.	10,150	525,364
Cie de Saint-Gobain	4,830	325,310
Daikin Industries Ltd.	2,369	509,545
Fortune Brands Home & Security, Inc.	1,739	155,501
Geberit AG (Registered)	350	257,167
Johnson Controls International plc	9,270	631,102
Kingspan Group plc	1,457	144,122
Lixil Corp.	2,551	74,129
Masco Corp.	3,300	183,315
Nibe Industrier AB, Class B	13,396	168,265
ROCKWOOL International A/S, Class B	86	36,772
TOTO Ltd.	1,402	66,612
Trane Technologies plc	3,050	526,583
Xinyi Glass Holdings Ltd.	16,800	49,904

		4,284,636

Commercial Services & Supplies (0.3%)
Brambles Ltd.	13,710	106,636
Cintas Corp.	1,200	456,792
Copart, Inc.*	2,631	364,972
Dai Nippon Printing Co. Ltd.	1,986	48,096
Rentokil Initial plc	17,425	136,516
Republic Services, Inc.	2,630	315,758
Rollins, Inc.	2,828	99,913
Secom Co. Ltd.	1,970	142,951
Securitas AB, Class B	2,666	42,281
Sohgo Security Services Co. Ltd.	740	33,413
Toppan, Inc.	2,236	38,029
Waste Management, Inc.	5,030	751,281

		2,536,638

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,305	61,801
Bouygues SA	2,221	91,656
Eiffage SA	788	79,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ferrovial SA	4,580	$132,831
Kajima Corp.	4,203	54,162
Obayashi Corp.(x)	6,011	49,911
Quanta Services, Inc.	1,700	193,494
Shimizu Corp.	4,747	35,776
Skanska AB, Class B	3,211	80,479
Taisei Corp.	1,824	58,729
Vinci SA	5,050	523,099

		1,361,433

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	16,443	548,080
AMETEK, Inc.	2,900	359,629
Eaton Corp. plc	5,100	761,481
Emerson Electric Co.	7,700	725,340
Fuji Electric Co. Ltd.	1,251	57,004
Generac Holdings, Inc.*	812	331,840
Legrand SA	2,525	270,815
Mitsubishi Electric Corp.	17,017	236,679
Nidec Corp.	4,253	471,808
Prysmian SpA	2,394	83,983
Rockwell Automation, Inc.	1,500	441,060
Schneider Electric SE	5,095	847,096
Siemens Energy AG*	3,756	100,933
Siemens Gamesa Renewable Energy SA*	2,214	55,963
Vestas Wind Systems A/S	9,490	379,947

		5,671,658

Industrial Conglomerates (0.9%)
3M Co.	7,430	1,303,371
CK Hutchison Holdings Ltd.	25,339	168,031
DCC plc	935	77,389
General Electric Co.	13,619	1,403,165
Hitachi Ltd.	9,182	544,436
Honeywell International, Inc.	9,100	1,931,748
Investment AB Latour, Class B	1,355	41,925
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	68,900
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	793	41,704
Keppel Corp. Ltd.	12,485	47,445
Melrose Industries plc	39,816	92,135
Roper Technologies, Inc.	1,400	624,582
Siemens AG (Registered)	7,221	1,186,966
Smiths Group plc	3,596	68,932
Toshiba Corp.	3,851	161,487

		7,762,216

Machinery (1.4%)
Alfa Laval AB	2,947	109,812
Alstom SA	2,617	99,293
Atlas Copco AB, Class A	6,373	386,588
Atlas Copco AB, Class B	3,674	187,814
Caterpillar, Inc.	7,000	1,343,790
CNH Industrial NV	9,616	162,820
Cummins, Inc.	1,950	437,892
Daifuku Co. Ltd.	998	93,845
Deere & Co.	4,050	1,357,033
Dover Corp.	1,800	279,900
Epiroc AB, Class A	6,161	126,993
Epiroc AB, Class B	3,716	65,657
FANUC Corp.	1,824	399,298
Fortive Corp.	4,350	306,979
GEA Group AG	1,403	64,297
Harmonic Drive Systems, Inc.	449	21,654
Hino Motors Ltd.	2,283	21,415
Hitachi Construction Machinery Co. Ltd.	949	26,882
Hoshizaki Corp.	522	47,529
IDEX Corp.	966	199,914
Illinois Tool Works, Inc.	3,750	774,862
Ingersoll Rand, Inc.*	4,791	241,514
KION Group AG	679	63,538
Knorr-Bremse AG	713	76,512
Komatsu Ltd.	8,211	197,438
Kone OYJ, Class B	3,223	226,002
Kubota Corp.	9,702	206,975
Kurita Water Industries Ltd.	913	44,110
Makita Corp.	2,123	115,855
Minebea Mitsumi, Inc.	3,472	88,655
MISUMI Group, Inc.	2,750	116,859
Mitsubishi Heavy Industries Ltd.	3,020	81,536
Miura Co. Ltd.	803	32,217
Nabtesco Corp.	1,121	42,465
NGK Insulators Ltd.	2,244	38,107
NSK Ltd.(x)	3,297	22,376
Otis Worldwide Corp.	5,175	425,799
PACCAR, Inc.	4,450	351,194
Parker-Hannifin Corp.	1,650	461,373
Pentair plc	2,100	152,523
Rational AG	54	50,919
Sandvik AB	10,655	243,170
Schindler Holding AG	391	104,627
Schindler Holding AG (Registered)	197	50,648
SKF AB, Class B	3,507	82,537
SMC Corp.	549	343,470
Snap-on, Inc.	700	146,265
Spirax-Sarco Engineering plc	711	142,889
Stanley Black & Decker, Inc.	2,100	368,151
Techtronic Industries Co. Ltd.	12,906	253,002
THK Co. Ltd.	1,088	23,988
Volvo AB, Class A	1,882	42,666
Volvo AB, Class B	13,435	301,849
Wartsila OYJ Abp	4,448	53,265
Westinghouse Air Brake Technologies Corp.	2,285	196,990
Xylem, Inc.	2,250	278,280
Yaskawa Electric Corp.	2,302	110,737

		12,292,768

Marine (0.1%)
AP Moller - Maersk A/S, Class A	32	81,879
AP Moller - Maersk A/S, Class B	59	159,593
Kuehne + Nagel International AG (Registered)	518	176,015
Nippon Yusen KK	1,553	116,815
SITC International Holdings Co. Ltd.	13,000	46,347

		580,649

Professional Services (0.5%)
Adecco Group AG (Registered)	1,472	73,719
Bureau Veritas SA	2,707	83,083
Equifax, Inc.	1,520	385,198
Experian plc	8,681	360,616
IHS Markit Ltd.	4,789	558,493
Intertek Group plc	1,522	101,609
Jacobs Engineering Group, Inc.	1,670	221,325
Leidos Holdings, Inc.	1,641	157,749
Nielsen Holdings plc	4,530	86,931
Nihon M&A Center Holdings, Inc.	2,890	85,161
Persol Holdings Co. Ltd.	1,508	37,786
Randstad NV(x)	1,167	77,991
Recruit Holdings Co. Ltd.	12,849	783,472
RELX plc (London Stock Exchange)	9,677	278,866
RELX plc (Turquoise Stock Exchange)	8,483	244,953
Robert Half International, Inc.	1,420	142,469
SGS SA (Registered)	58	168,650
Teleperformance	561	220,729
Verisk Analytics, Inc.	2,050	410,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Wolters Kluwer NV	2,559	$270,494

		4,749,847

Road & Rail (0.6%)
Aurizon Holdings Ltd.	17,210	46,873
Central Japan Railway Co.	1,368	218,649
CSX Corp.	29,550	878,817
East Japan Railway Co.	2,873	201,528
Hankyu Hanshin Holdings, Inc.	2,179	68,750
JB Hunt Transport Services, Inc.	1,100	183,942
Kansas City Southern	1,250	338,300
Keio Corp.	973	52,091
Keisei Electric Railway Co. Ltd.	1,179	39,108
Kintetsu Group Holdings Co. Ltd.*	1,635	55,186
MTR Corp. Ltd.	13,824	74,217
Nippon Express Co. Ltd.	734	50,571
Norfolk Southern Corp.	3,300	789,525
Odakyu Electric Railway Co. Ltd.	2,738	63,426
Old Dominion Freight Line, Inc.	1,234	352,899
Tobu Railway Co. Ltd.	1,826	49,240
Tokyu Corp.	4,545	67,682
Union Pacific Corp.	8,750	1,715,088
West Japan Railway Co.	1,554	77,385

		5,323,277

Trading Companies & Distributors (0.4%)
Ashtead Group plc	4,291	325,501
Brenntag SE	1,473	137,405
Bunzl plc	3,194	105,512
Fastenal Co.	7,400	381,914
Ferguson plc	2,123	294,296
ITOCHU Corp.(x)	11,171	327,216
Marubeni Corp.(x)	14,698	120,595
Mitsubishi Corp.	11,868	371,263
Mitsui & Co. Ltd.	14,523	315,051
MonotaRO Co. Ltd.	2,304	51,991
Reece Ltd.	2,732	37,241
Sumitomo Corp.	10,583	147,964
Toyota Tsusho Corp.	2,068	86,666
United Rentals, Inc.*	900	315,837
WW Grainger, Inc.	600	235,836

		3,254,288

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	726	125,228
Aeroports de Paris*	278	35,287
Atlantia SpA*	4,513	85,317
Auckland International Airport Ltd.*	11,118	59,771
Getlink SE	3,994	62,532
Sydney Airport*	12,426	73,814
Transurban Group	28,655	290,533

		732,482

Total Industrials		62,822,189

Information Technology (16.7%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	755	259,448
Cisco Systems, Inc.	54,500	2,966,435
F5 Networks, Inc.*	740	147,097
Juniper Networks, Inc.	4,200	115,584
Motorola Solutions, Inc.	2,150	499,488
Nokia OYJ*	50,668	278,746
Telefonaktiebolaget LM Ericsson, Class B(x)	27,488	310,680

		4,577,478

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	7,700	563,871
Azbil Corp.	1,143	49,129
CDW Corp.	1,859	338,375
Corning, Inc.	9,800	357,602
Halma plc	3,612	137,782
Hamamatsu Photonics KK	1,336	82,878
Hexagon AB, Class B	18,452	284,312
Hirose Electric Co. Ltd.	333	55,453
Ibiden Co. Ltd.	978	54,065
IPG Photonics Corp.*	453	71,755
Keyence Corp.	1,839	1,101,901
Keysight Technologies, Inc.*	2,405	395,117
Kyocera Corp.	3,016	188,545
Murata Manufacturing Co. Ltd.	5,462	486,199
Omron Corp.	1,756	174,050
Shimadzu Corp.	2,276	99,976
TDK Corp.	3,762	135,911
TE Connectivity Ltd.	4,200	576,324
Teledyne Technologies, Inc.*	594	255,171
Trimble, Inc.*	3,232	265,832
Venture Corp. Ltd.	2,400	31,628
Yokogawa Electric Corp.	1,872	32,732
Zebra Technologies Corp., Class A*	697	359,248

		6,097,856

IT Services (3.0%)
Accenture plc, Class A	8,170	2,613,746
Adyen NV(m)*	189	525,526
Afterpay Ltd.*	2,039	176,396
Akamai Technologies, Inc.*	2,100	219,639
Amadeus IT Group SA*	4,238	278,405
Atos SE	967	51,489
Automatic Data Processing, Inc.	5,500	1,099,560
Bechtle AG	840	57,629
Broadridge Financial Solutions, Inc.	1,474	245,627
Capgemini SE	1,532	318,610
Cognizant Technology Solutions Corp., Class A	6,810	505,370
Computershare Ltd.	4,912	64,283
DXC Technology Co.*	3,208	107,821
Edenred	2,317	124,795
Fidelity National Information Services, Inc.	8,022	976,117
Fiserv, Inc.*	7,183	779,356
FleetCor Technologies, Inc.*	1,106	288,965
Fujitsu Ltd.	1,859	337,614
Gartner, Inc.*	1,162	353,109
Global Payments, Inc.	3,871	609,992
GMO Payment Gateway, Inc.	420	53,212
International Business Machines Corp.	11,495	1,597,000
Itochu Techno-Solutions Corp.	867	28,305
Jack Henry & Associates, Inc.	993	162,912
Mastercard, Inc., Class A	11,400	3,963,552
NEC Corp.	2,308	125,290
Nexi SpA(m)*	4,068	75,896
Nomura Research Institute Ltd.	3,312	122,062
NTT Data Corp.	5,808	112,526
Obic Co. Ltd.	666	127,437
Otsuka Corp.	1,135	58,351
Paychex, Inc.	4,080	458,796
PayPal Holdings, Inc.*	15,150	3,942,181
SCSK Corp.	1,431	30,261
TIS, Inc.	2,048	55,977
VeriSign, Inc.*	1,350	276,763
Visa, Inc., Class A	21,900	4,878,225
Western Union Co. (The)	5,230	105,751
Wix.com Ltd.*	531	104,060
Worldline SA(m)*	2,285	174,337

		26,186,943

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	15,472	1,592,069
Advantest Corp.	1,905	170,672
Analog Devices, Inc.	6,870	1,150,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Applied Materials, Inc.	11,700	$1,506,141
ASM International NV	455	177,650
ASML Holding NV	3,960	2,921,183
Broadcom, Inc.	5,209	2,526,000
Disco Corp.	285	79,777
Enphase Energy, Inc.*	1,633	244,901
Infineon Technologies AG	12,400	509,753
Intel Corp.	52,850	2,815,848
KLA Corp.	2,000	669,020
Lam Research Corp.	1,850	1,052,927
Lasertec Corp.	735	166,954
Microchip Technology, Inc.	3,350	514,192
.Micron Technology, Inc.	14,300	1,015,014
Monolithic Power Systems, Inc.	548	265,605
NVIDIA Corp.	32,200	6,670,552
NXP Semiconductors NV	3,577	700,627
Qorvo, Inc.*	1,450	242,426
QUALCOMM, Inc.	14,587	1,881,431
Renesas Electronics Corp.*	11,833	146,005
Rohm Co. Ltd.	862	81,205
Skyworks Solutions, Inc.	2,100	346,038
STMicroelectronics NV	6,418	279,809
SUMCO Corp.	2,665	53,507
Teradyne, Inc.	2,073	226,309
Texas Instruments, Inc.	11,850	2,277,688
Tokyo Electron Ltd.	1,416	624,176
Xilinx, Inc.	3,150	475,619

		31,383,686

Software (5.3%)
Adobe, Inc.*	6,250	3,598,250
ANSYS, Inc.*	1,143	389,134
Autodesk, Inc.*	2,850	812,734
AVEVA Group plc	1,060	51,194
Cadence Design Systems, Inc.*	3,534	535,189
Ceridian HCM Holding, Inc.*	1,739	195,846
Check Point Software Technologies Ltd.*	1,063	120,162
Citrix Systems, Inc.	1,590	170,718
CyberArk Software Ltd.*	378	59,656
Dassault Systemes SE	6,220	326,094
Fortinet, Inc.*	1,686	492,379
Intuit, Inc.	3,370	1,818,149
Microsoft Corp.	97,651	27,529,770
Nemetschek SE	535	56,231
Nice Ltd.*	610	172,557
NortonLifeLock, Inc.	7,580	191,774
Oracle Corp. (London Stock Exchange)	21,241	1,850,728
Oracle Corp. (Tokyo Stock Exchange)	398	35,019
Paycom Software, Inc.*	635	314,801
PTC, Inc.*	1,359	162,795
Sage Group plc (The)	10,326	98,555
salesforce.com, Inc.*	11,799	3,200,125
SAP SE	9,857	1,335,364
ServiceNow, Inc.*	2,511	1,562,520
Sinch AB(m)*	4,774	91,997
Synopsys, Inc.*	1,949	583,550
TeamViewer AG*§	1,526	44,997
Temenos AG (Registered)	658	89,362
Trend Micro, Inc.	1,313	73,247
Tyler Technologies, Inc.*	520	238,498
WiseTech Global Ltd.	1,304	50,240
Xero Ltd.*	1,241	123,673

		46,375,308

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	203,781	28,835,011
Brother Industries Ltd.(x)	2,254	49,594
Canon, Inc.	9,453	232,517
FUJIFILM Holdings Corp.	3,434	296,114
Hewlett Packard Enterprise Co.	16,530	235,552
HP, Inc.	17,700	484,272
Logitech International SA (Registered)	1,668	147,725
NetApp, Inc.	2,850	255,816
Ricoh Co. Ltd.(x)	5,931	60,862
Seagate Technology Holdings plc	2,850	235,182
Seiko Epson Corp.(x)	2,444	49,308
Western Digital Corp.*	3,900	220,116

		31,102,069

Total Information Technology		145,723,340

Materials (2.7%)
Chemicals (1.6%)
Air Liquide SA	4,481	716,992
Air Products and Chemicals, Inc.	2,850	729,913
Akzo Nobel NV	1,827	198,944
Albemarle Corp.	1,314	287,727
Arkema SA	577	76,327
Asahi Kasei Corp.	11,612	123,943
BASF SE	8,696	662,572
Celanese Corp.	1,452	218,729
CF Industries Holdings, Inc.	2,750	153,505
Chr Hansen Holding A/S	1,018	83,133
Clariant AG (Registered)*	1,986	37,209
Corteva, Inc.	9,568	402,621
Covestro AG(m)	1,816	124,726
Croda International plc	1,344	153,479
Dow, Inc.	9,568	550,734
DuPont de Nemours, Inc.	6,934	471,443
Eastman Chemical Co.	1,750	176,295
Ecolab, Inc.	3,200	667,584
EMS-Chemie Holding AG (Registered)	71	66,827
Evonik Industries AG	1,910	60,496
FMC Corp.	1,650	151,074
FUCHS PETROLUB SE (Preference)(q)	693	32,422
Givaudan SA (Registered)	88	401,924
ICL Group Ltd.	6,007	43,694
International Flavors & Fragrances, Inc.	3,214	429,776
Johnson Matthey plc	1,869	67,411
JSR Corp.	1,904	69,018
Kansai Paint Co. Ltd.	1,741	43,290
Koninklijke DSM NV	1,637	327,202
LANXESS AG	782	53,176
Linde plc	6,804	1,996,158
LyondellBasell Industries NV, Class A	3,250	305,013
Mitsubishi Chemical Holdings Corp.	12,031	109,934
Mitsubishi Gas Chemical Co., Inc.	1,541	30,433
Mitsui Chemicals, Inc.	1,771	59,461
Mosaic Co. (The)	4,400	157,168
Nippon Paint Holdings Co. Ltd.	6,421	69,849
Nippon Sanso Holdings Corp.	1,294	32,564
Nissan Chemical Corp.	1,131	66,015
Nitto Denko Corp.	1,474	105,039
Novozymes A/S, Class B	1,994	136,515
Orica Ltd.	3,568	35,167
PPG Industries, Inc.	3,000	429,030
Sherwin-Williams Co. (The)	3,150	881,149
Shin-Etsu Chemical Co. Ltd.	3,360	566,713
Sika AG (Registered)	1,349	426,682
Solvay SA	715	88,971
Sumitomo Chemical Co. Ltd.(x)	14,001	73,036
Symrise AG	1,216	160,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Toray Industries, Inc.	12,835	$81,971
Tosoh Corp.	2,234	40,538
Umicore SA	1,877	111,228
Yara International ASA	1,637	81,021

		13,626,259

Construction Materials (0.1%)
CRH plc(x)	7,383	344,388
HeidelbergCement AG	1,395	104,623
Holcim Ltd.*	4,444	213,803
James Hardie Industries plc (CHDI)	4,163	149,322
Martin Marietta Materials, Inc.	800	273,344
Vulcan Materials Co.	1,650	279,114

		1,364,594

Containers & Packaging (0.2%)
Amcor plc	20,238	234,558
Avery Dennison Corp.	1,100	227,931
Ball Corp.	4,150	373,375
International Paper Co.	5,050	282,396
Packaging Corp. of America	1,249	171,663
Sealed Air Corp.	1,950	106,840
Smurfit Kappa Group plc	2,362	123,821
Westrock Co.	3,350	166,931

		1,687,515

Metals & Mining (0.7%)
Anglo American plc	12,292	424,011
Antofagasta plc	3,678	66,079
ArcelorMittal SA	6,826	205,966
BHP Group Ltd.	27,822	747,781
BHP Group plc	20,013	498,790
BlueScope Steel Ltd.	4,652	67,489
Boliden AB*	2,622	84,350
Evolution Mining Ltd.	16,057	40,690
Evraz plc	4,560	36,383
Fortescue Metals Group Ltd.	15,914	167,822
Freeport-McMoRan, Inc.	18,750	609,938
Glencore plc*	93,910	443,496
Hitachi Metals Ltd.*	1,990	38,558
JFE Holdings, Inc.(x)	4,445	66,325
Newcrest Mining Ltd.	7,645	125,335
Newmont Corp.	10,360	562,548
Nippon Steel Corp.	8,038	143,854
Norsk Hydro ASA	12,638	94,309
Northern Star Resources Ltd.	10,386	63,975
Nucor Corp.	3,800	374,262
Rio Tinto Ltd.	3,545	251,908
Rio Tinto plc	10,608	700,405
South32 Ltd.	44,331	112,524
Sumitomo Metal Mining Co. Ltd.	2,361	85,203
voestalpine AG(x)	1,076	39,548

		6,051,549

Paper & Forest Products (0.1%)
Mondi plc	4,606	112,582
Oji Holdings Corp.	7,367	37,174
Stora Enso OYJ, Class R	5,416	89,928
Svenska Cellulosa AB SCA, Class B	5,543	85,654
UPM-Kymmene OYJ	5,046	178,287

		503,625

Total Materials		23,233,542

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	1,553	296,732
American Tower Corp. (REIT)	5,750	1,526,108
Ascendas REIT (REIT)	29,118	64,088
AvalonBay Communities, Inc. (REIT)	1,750	387,870
Boston Properties, Inc. (REIT)	1,750	189,613
British Land Co. plc (The) (REIT)	8,273	54,639
CapitaLand Integrated Commercial Trust (REIT)	45,670	67,888
Covivio (REIT)	514	42,980
Crown Castle International Corp. (REIT)	5,600	970,592
Daiwa House REIT Investment Corp. (REIT)	19	55,673
Dexus (REIT)	9,853	76,237
Digital Realty Trust, Inc. (REIT)	3,606	520,887
Duke Realty Corp. (REIT)	4,787	229,154
Equinix, Inc. (REIT)	1,200	948,156
Equity Residential (REIT)	4,400	356,048
Essex Property Trust, Inc. (REIT)	850	271,779
Extra Space Storage, Inc. (REIT)	1,600	268,784
Federal Realty Investment Trust (REIT)	850	100,291
Gecina SA (REIT)	451	60,460
GLP J-REIT (REIT)	41	67,394
Goodman Group (REIT)	15,691	243,578
GPT Group (The) (REIT)	17,738	64,620
Healthpeak Properties, Inc. (REIT)	6,950	232,686
Host Hotels & Resorts, Inc. (REIT)*	9,050	147,786
Iron Mountain, Inc. (REIT)(x)	3,660	159,027
Japan Metropolitan Fund Invest (REIT)	66	63,450
Japan Real Estate Investment Corp. (REIT)	12	71,881
Kimco Realty Corp. (REIT)	5,550	115,162
Klepierre SA (REIT)	1,865	41,525
Land Securities Group plc (REIT)	6,334	58,955
Link REIT (REIT)	19,490	166,565
Mapletree Commercial Trust (REIT)	18,300	27,796
Mapletree Logistics Trust (REIT)	28,100	41,916
Mid-America Apartment Communities, Inc. (REIT)	1,432	267,426
Mirvac Group (REIT)	35,823	76,852
Nippon Building Fund, Inc. (REIT)	15	97,436
Nippon Prologis REIT, Inc. (REIT)	21	70,225
Nomura Real Estate Master Fund, Inc. (REIT)	44	63,405
Orix JREIT, Inc. (REIT)	25	43,548
Prologis, Inc. (REIT)	9,450	1,185,314
Public Storage (REIT)	2,000	594,200
Realty Income Corp. (REIT)	4,500	291,870
Regency Centers Corp. (REIT)	2,019	135,939
SBA Communications Corp. (REIT)	1,450	479,327
Scentre Group (REIT)	48,042	103,370
Segro plc (REIT)	11,023	176,879
Simon Property Group, Inc. (REIT)	4,200	545,874
Stockland (REIT)	22,432	71,731
UDR, Inc. (REIT)	3,750	198,675
Unibail-Rodamco-Westfield (REIT)*	1,172	85,719
United Urban Investment Corp. (REIT)	28	37,879
Ventas, Inc. (REIT)	4,750	262,248
Vicinity Centres (REIT)	35,815	42,673
Vornado Realty Trust (REIT)	1,950	81,919
Welltower, Inc. (REIT)	5,300	436,720
Weyerhaeuser Co. (REIT)	9,550	339,693

		13,679,242

Real Estate Management & Development (0.3%)
Aroundtown SA	9,247	63,884
Azrieli Group Ltd.	414	37,226
Capitaland Investment Ltd.*	24,342	60,954
CBRE Group, Inc., Class A*	4,250	413,780
City Developments Ltd.	3,306	16,684
CK Asset Holdings Ltd.	18,916	108,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Daito Trust Construction Co. Ltd.(x)	640	$74,722
Daiwa House Industry Co. Ltd.	5,286	176,534
Deutsche Wohnen SE	3,230	198,006
ESR Cayman Ltd.(m)*	18,600	56,150
Fastighets AB Balder, Class B*	1,018	61,060
Hang Lung Properties Ltd.	17,369	39,483
Henderson Land Development Co. Ltd.	13,585	51,570
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	32,292
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	15,521
Hulic Co. Ltd.	2,320	25,865
LEG Immobilien SE	701	99,179
Lendlease Corp. Ltd.	6,051	46,969
Mitsubishi Estate Co. Ltd.	10,877	173,217
Mitsui Fudosan Co. Ltd.	8,517	202,874
New World Development Co. Ltd.	13,819	56,074
Nomura Real Estate Holdings, Inc.	1,126	29,344
Sino Land Co. Ltd.	30,900	41,574
Sumitomo Realty & Development Co. Ltd.	2,975	108,558
Sun Hung Kai Properties Ltd.	11,939	148,370
Swire Pacific Ltd., Class A	4,257	25,232
Swire Properties Ltd.	9,996	25,011
Swiss Prime Site AG (Registered)	728	70,897
UOL Group Ltd.	4,185	21,037
Vonovia SE	5,127	308,200
Wharf Real Estate Investment Co. Ltd.	15,212	78,590

		2,867,571

Total Real Estate		16,546,813

Utilities (1.9%)
Electric Utilities (1.2%)
Alliant Energy Corp.	3,142	175,889
American Electric Power Co., Inc.	6,350	515,493
AusNet Services Ltd.	17,369	31,766
Chubu Electric Power Co., Inc.(x)	5,860	69,512
CK Infrastructure Holdings Ltd.	5,668	31,491
CLP Holdings Ltd.	15,065	144,900
Duke Energy Corp.	9,500	927,105
Edison International	4,850	269,030
EDP - Energias de Portugal SA	25,410	133,293
Electricite de France SA	4,370	54,878
Elia Group SA/NV	328	39,176
Endesa SA	2,955	59,598
Enel SpA	76,432	586,810
Entergy Corp.	2,550	253,240
Evergy, Inc.	2,870	178,514
Eversource Energy	4,350	355,656
Exelon Corp.	12,500	604,250
FirstEnergy Corp.	6,950	247,559
Fortum OYJ	4,231	128,674
HK Electric Investments & HK Electric Investments Ltd.(m)	24,476	24,299
Iberdrola SA(x)	55,639	555,698
Kansai Electric Power Co., Inc. (The)	6,346	61,585
Mercury NZ Ltd.	6,202	27,743
NextEra Energy, Inc.	25,200	1,978,704
NRG Energy, Inc.	3,100	126,573
Origin Energy Ltd.	16,038	54,051
Orsted A/S(m)	1,795	236,833
Pinnacle West Capital Corp.	1,400	101,304
Power Assets Holdings Ltd.	12,992	76,141
PPL Corp.	9,900	276,012
Red Electrica Corp. SA	3,919	78,334
Southern Co. (The)	13,550	839,693
SSE plc	9,852	206,877
Terna - Rete Elettrica Nazionale	12,812	90,873
Tohoku Electric Power Co., Inc.(x)	3,867	28,492
Tokyo Electric Power Co. Holdings, Inc.*	14,346	41,145
Verbund AG	684	69,095
Xcel Energy, Inc.	6,700	418,750

		10,099,036

Gas Utilities (0.1%)
APA Group	10,921	68,565
Atmos Energy Corp.	1,565	138,033
Enagas SA	2,346	52,139
Hong Kong & China Gas Co. Ltd.	103,534	156,826
Naturgy Energy Group SA	2,710	68,228
Osaka Gas Co. Ltd.	3,467	63,725
Snam SpA	18,472	102,391
Toho Gas Co. Ltd.	714	31,192
Tokyo Gas Co. Ltd.	3,513	65,423

		746,522

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	8,550	195,197
EDP Renovaveis SA	2,708	66,691
Meridian Energy Ltd.	11,567	39,223
Uniper SE	860	35,897

		337,008

Multi-Utilities (0.5%)
AGL Energy Ltd.	5,492	22,730
Ameren Corp.	3,150	255,150
CenterPoint Energy, Inc.	6,950	170,970
CMS Energy Corp.	3,650	218,014
Consolidated Edison, Inc.	4,400	319,396
Dominion Energy, Inc.	10,469	764,446
DTE Energy Co.	2,500	279,275
E.ON SE	20,903	255,737
Engie SA	16,928	222,172
National Grid plc	33,353	396,744
NiSource, Inc.	4,850	117,515
Public Service Enterprise Group, Inc.	6,500	395,850
RWE AG	6,073	214,689
Sempra Energy	3,650	461,725
Suez SA	3,128	71,332
Veolia Environnement SA	5,115	156,533
WEC Energy Group, Inc.	4,050	357,210

		4,679,488

Water Utilities (0.1%)
American Water Works Co., Inc.	2,350	397,244
Severn Trent plc	2,224	77,770
United Utilities Group plc	6,322	82,202

		557,216

Total Utilities		16,419,270

Total Common Stocks (72.4%) (Cost $393,196,265)		630,435,255

EXCHANGE TRADED FUNDS (ETF):
Equity (8.0%)
iShares Russell 2000 ETF(x)	160,945	35,206,718
SPDR S&P MidCap 400 ETF Trust(x)	72,109	34,675,776

Total Exchange Traded Funds (8.0%) (Cost $47,539,541)		69,882,494

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.5%)
FHLB
2.500%, 2/13/24	$140,000	147,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
3.250%, 11/16/28	$350,000	$394,598
FHLMC
2.375%, 1/13/22	1,380,000	1,389,059
2.750%, 6/19/23	701,000	730,884
FNMA
2.875%, 9/12/23	799,000	838,343
1.875%, 9/24/26	612,000	637,391

Total U.S. Government Agency Securities		4,137,304

U.S. Treasury Obligations (8.5%)
U.S. Treasury Bonds
6.125%, 11/15/27	238,000	307,817
U.S. Treasury Notes
2.000%, 7/31/22	1,558,100	1,582,807
1.875%, 10/31/22	748,000	762,308
2.000%, 10/31/22	200,000	204,076
1.625%, 11/15/22	2,361,000	2,400,704
2.000%, 11/30/22	898,000	917,556
2.125%, 12/31/22	895,000	917,029
2.000%, 2/15/23	751,000	769,881
1.750%, 5/15/23	1,745,700	1,789,274
1.625%, 5/31/23	157,000	160,655
1.375%, 8/31/23	786,000	802,576
1.375%, 9/30/23	284,400	290,576
2.750%, 11/15/23	485,600	510,640
2.125%, 11/30/23	997,000	1,035,708
2.250%, 12/31/23	3,466,000	3,613,603
2.500%, 1/31/24	466,100	489,224
2.125%, 3/31/24	775,000	807,991
2.250%, 4/30/24	620,000	648,916
2.000%, 5/31/24	1,575,000	1,639,611
1.750%, 7/31/24	158,000	163,641
2.375%, 8/15/24	2,585,000	2,723,969
2.250%, 11/15/24	3,349,000	3,524,841
1.500%, 11/30/24	483,000	497,074
2.000%, 2/15/25	5,610,500	5,867,931
0.500%, 3/31/25	1,371,000	1,363,183
2.125%, 5/15/25	2,135,000	2,243,771
0.250%, 7/31/25	2,746,700	2,693,554
0.250%, 8/31/25	2,153,000	2,108,644
0.250%, 9/30/25	1,174,600	1,149,275
2.250%, 11/15/25	484,500	512,362
0.375%, 12/31/25	1,125,100	1,102,152
0.375%, 1/31/26	2,160,300	2,113,132
1.625%, 2/15/26	2,980,000	3,073,872
0.500%, 2/28/26	982,300	965,447
0.750%, 4/30/26	1,008,700	1,000,589
0.750%, 5/31/26	1,994,400	1,976,791
0.750%, 8/31/26	2,137,600	2,113,902
2.000%, 11/15/26	1,655,200	1,736,392
2.250%, 2/15/27	404,000	428,963
2.375%, 5/15/27	1,502,800	1,606,627
2.250%, 8/15/27	1,152,500	1,224,362
2.250%, 11/15/27	769,000	817,134
2.750%, 2/15/28	502,000	549,032
2.875%, 5/15/28	560,000	617,447
3.125%, 11/15/28	547,900	615,177
2.625%, 2/15/29	748,100	815,161
2.375%, 5/15/29	1,989,300	2,133,622
1.625%, 8/15/29	1,015,000	1,033,086
1.750%, 11/15/29	902,800	927,081
1.500%, 2/15/30	624,900	628,414
0.625%, 5/15/30	1,214,800	1,132,897
0.625%, 8/15/30	1,233,600	1,146,884
0.875%, 11/15/30	1,307,000	1,239,394
1.125%, 2/15/31	1,406,300	1,360,854
1.625%, 5/15/31	1,532,100	1,548,540

Total U.S. Treasury Obligations		74,406,149

Total Long-Term Debt Securities (9.0%) (Cost $76,470,291)		78,543,453

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Continental AG*	213	12,583

Total Consumer Discretionary		12,583

Industrials (0.0%)
Airlines (0.0%)
Deutsche Lufthansa AG, expiring 10/5/21(x)*	2,766	6,568

Total Industrials		6,568

Utilities (0.0%)
Multi-Utilities (0.0%)
Veolia Environnement SA, expiring 10/1/21(x)*	5,115	4,244

Total Utilities		4,244

Total Rights (0.0%) (Cost $39,612)		23,395

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	11,499,674	11,505,424

Total Investment Companies		16,505,424

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (1.6%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $2,100,009, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $2,142,000.(xx)	$2,100,000	2,100,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $3,109,679, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $3,171,870.(xx)	3,109,676	3,109,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $8,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $8,163,332.(xx)	$8,000,000	$8,000,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $1,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $1,110,618.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		14,209,676

U.S. Treasury Obligations (5.8%)
U.S. Treasury Bills
0.02%, 12/7/21(p)	50,608,000	50,605,672

Total Short-Term Investments (9.3%) (Cost $81,312,330)		81,320,772

Total Investments in Securities (98.7%) (Cost $598,558,039)		860,205,369
Other Assets Less Liabilities (1.3%)		10,925,196

Net Assets (100%)		$871,130,565

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $44,997 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $3,135,219 or 0.4% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $59,040,253. This was collateralized by $41,913,068 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 10/7/21 - 2/15/51 and by cash of $19,209,676 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.4%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.2
France	1.9
Germany	1.6
Hong Kong	0.5
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.4
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Poland	0.0	#
Portugal	0.0	#
Russia	0.0	#
Saudi Arabia	0.0	#
Singapore	0.2
South Africa	0.0	#
Spain	0.4
Sweden	0.6
Switzerland	1.8
Taiwan	0.0	#
United Arab Emirates	0.0	#
United Kingdom	2.4
United States	80.5
Cash and Other	1.3

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	667	12/2021	EUR	31,275,635	(772,296)
MSCI EAFE E-Mini Index	2	12/2021	USD	226,700	(8,869)
TOPIX Index	80	12/2021	JPY	14,595,445	(7,320)
U.S. Treasury 2 Year Note	228	12/2021	USD	50,172,469	(59,053)
U.S. Treasury 5 Year Note	65	12/2021	USD	7,978,242	(45,698)
U.S. Treasury 10 Year Note	382	12/2021	USD	50,274,781	(481,059)

					(1,374,295)

Short Contracts
FTSE 100 Index	(53)	12/2021	GBP	(5,051,342)	(23,581)
S&P 500 E-Mini Index	(285)	12/2021	USD	(61,242,938)	2,099,028
SPI 200 Index	(40)	12/2021	AUD	(5,272,474)	(67,153)

					2,008,294

					633,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	42,627,803	USD	4,838,588	Goldman Sachs Bank USA	10/13/2021	37,407
NOK	8,273,964	USD	939,929	JPMorgan Chase Bank	10/13/2021	6,492
NOK	90,346,280	USD	10,241,532	Morgan Stanley	10/13/2021	92,756
USD	7,071,195	NOK	61,335,000	Morgan Stanley	10/13/2021	55,371
USD	1,125,882	SEK	9,761,101	Goldman Sachs Bank USA	10/13/2021	10,809
USD	1,304,847	SEK	11,185,000	Morgan Stanley	10/13/2021	27,112
USD	1,259,748	NZD	1,793,085	BNP Paribas	10/15/2021	21,967
USD	300,522	NZD	427,902	JPMorgan Chase Bank	10/15/2021	5,138
USD	6,003,094	CHF	5,418,297	Citibank NA	10/28/2021	185,650
USD	1,116,764	CHF	1,027,888	JPMorgan Chase Bank	10/28/2021	13,155
USD	13,145,353	CHF	12,135,636	Morgan Stanley	10/28/2021	115,726
EUR	11,398,757	USD	13,210,628	Morgan Stanley	11/8/2021	2,139
USD	29,510,471	EUR	24,952,881	BNP Paribas	11/8/2021	586,564
USD	10,989,323	EUR	9,327,813	Goldman Sachs Bank USA	11/8/2021	177,072
USD	9,104,115	GBP	6,616,405	BNP Paribas	11/10/2021	188,845
USD	12,576,700	GBP	9,184,748	Morgan Stanley	11/10/2021	200,717
JPY	567,244,154	USD	5,093,969	Morgan Stanley	11/17/2021	4,363
USD	10,759,802	JPY	1,178,197,253	Citibank NA	11/17/2021	170,288
USD	5,867,232	JPY	644,873,000	Morgan Stanley	11/17/2021	71,180

Total unrealized appreciation						1,972,751

SEK	64,031,085	USD	7,362,091	BNP Paribas	10/13/2021	(47,411)
SEK	7,835,030	USD	905,377	Citibank NA	10/13/2021	(10,331)
SEK	40,487,360	USD	4,690,819	Goldman Sachs Bank USA	10/13/2021	(65,688)
SEK	80,546,122	USD	9,358,999	Societe Generale SA	10/13/2021	(157,701)
USD	1,728,180	NOK	15,408,774	Citibank NA	10/13/2021	(34,357)
USD	1,529,625	NOK	13,528,775	Goldman Sachs Bank USA	10/13/2021	(17,868)
USD	3,097,852	NOK	27,516,858	JPMorgan Chase Bank	10/13/2021	(49,673)
USD	18,852,036	SEK	165,215,500	Goldman Sachs Bank USA	10/13/2021	(21,587)
NZD	1,793,085	USD	1,247,322	BNP Paribas	10/15/2021	(9,541)
CHF	3,078,725	USD	3,312,601	Goldman Sachs Bank USA	10/28/2021	(7,077)
CHF	5,653,852	USD	6,190,306	Morgan Stanley	10/28/2021	(119,954)
EUR	8,615,885	USD	10,107,847	BNP Paribas	11/8/2021	(120,821)
EUR	13,631,553	USD	15,915,196	Goldman Sachs Bank USA	11/8/2021	(114,304)
EUR	4,318,112	USD	5,139,711	JPMorgan Chase Bank	11/8/2021	(134,410)
EUR	19,690,326	USD	23,344,989	Morgan Stanley	11/8/2021	(521,125)
USD	4,702,049	AUD	6,516,559	Morgan Stanley	11/9/2021	(9,832)
GBP	3,981,647	USD	5,505,680	BNP Paribas	11/10/2021	(140,612)
GBP	12,835,797	USD	17,449,581	Morgan Stanley	11/10/2021	(153,995)
JPY	257,601,426	USD	2,346,423	JPMorgan Chase Bank	11/17/2021	(31,129)
JPY	3,303,673,548	USD	30,019,743	Morgan Stanley	11/17/2021	(326,668)

Total unrealized depreciation						(2,094,084)

Net unrealized depreciation						(121,333)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$54,096,825	$7,388,081	$—		$61,484,906
Consumer Discretionary	58,447,438	20,139,367	—		78,586,805
Consumer Staples	27,351,393	16,215,459	—		43,566,852
Energy	12,571,443	5,477,934	—		18,049,377
Financials	54,067,011	26,973,310	—		81,040,321
Health Care	62,926,976	20,034,864	—	(a)	82,961,840
Industrials	37,920,961	24,901,228	—		62,822,189
Information Technology	130,725,611	14,997,729	—		145,723,340
Materials	11,670,819	11,562,723	—		23,233,542
Real Estate	11,985,952	4,560,861	—		16,546,813
Utilities	11,337,797	5,081,473	—		16,419,270
Exchange Traded Funds	69,882,494	—	—		69,882,494
Forward Currency Contracts	—	1,972,751	—		1,972,751
Futures	2,099,028	—	—		2,099,028
Rights
Consumer Discretionary	—	12,583	—		12,583
Industrials	—	6,568	—		6,568
Utilities	—	4,244	—		4,244
Short-Term Investments
Investment Companies	16,505,424	—	—		16,505,424
Repurchase Agreements	—	14,209,676	—		14,209,676
U.S. Treasury Obligations	—	50,605,672	—		50,605,672
U.S. Government Agency Securities	—	4,137,304	—		4,137,304
U.S. Treasury Obligations	—	74,406,149	—		74,406,149

Total Assets	$561,589,172	$302,687,976	$—		$864,277,148

Liabilities:
Forward Currency Contracts	$—	$(2,094,084)	$—		$(2,094,084)
Futures	(1,465,029)	—	—		(1,465,029)

Total Liabilities	$(1,465,029)	$(2,094,084)	$—		$(3,559,113)

Total	$560,124,143	$300,593,892	$—		$860,718,035

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$287,284,616
Aggregate gross unrealized depreciation	(25,127,457)

Net unrealized appreciation	$262,157,159

Federal income tax cost of investments in securities and derivative instruments, if applicable	$598,560,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (5.4%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	157,063	$4,242,272
BT Group plc*	374,169	803,599
Cellnex Telecom SA(m)	21,359	1,316,610
Deutsche Telekom AG (Registered)	139,724	2,817,138
Elisa OYJ	5,962	370,163
HKT Trust & HKT Ltd.	158,168	216,314
Infrastrutture Wireless Italiane SpA(m)	14,088	157,105
Koninklijke KPN NV	140,950	442,030
Lumen Technologies, Inc.	21,692	268,764
Nippon Telegraph & Telephone Corp.	53,880	1,489,516
Orange SA	83,634	906,035
Proximus SADP	6,376	126,057
Singapore Telecommunications Ltd.	345,323	623,233
Spark New Zealand Ltd.	77,632	255,950
Swisscom AG (Registered)	1,086	623,569
Telecom Italia SpA	670,399	265,856
Telefonica Deutschland Holding AG	43,643	124,229
Telefonica SA(x)	218,313	1,017,551
Telenor ASA(x)	29,333	492,690
Telia Co. AB	111,437	459,480
Telstra Corp. Ltd.	174,503	491,839
United Internet AG (Registered), Class G	4,066	158,215
Verizon Communications, Inc.	91,225	4,927,062

		22,595,277

Entertainment (0.9%)
Activision Blizzard, Inc.	17,024	1,317,487
Bollore SA	37,052	214,252
Capcom Co. Ltd.	7,300	202,761
Electronic Arts, Inc.	6,415	912,534
Embracer Group AB*	21,500	206,686
Koei Tecmo Holdings Co. Ltd.	2,440	116,062
Konami Holdings Corp.	3,874	243,108
Live Nation Entertainment, Inc.*	3,056	278,493
Netflix, Inc.*	9,746	5,948,374
Nexon Co. Ltd.	20,446	329,873
Nintendo Co. Ltd.	4,728	2,299,978
Sea Ltd. (ADR)*	2,877	916,986
Square Enix Holdings Co. Ltd.	3,518	185,376
Take-Two Interactive Software, Inc.*	2,539	391,184
Toho Co. Ltd.	4,688	221,162
Ubisoft Entertainment SA*	3,882	232,848
Universal Music Group NV*	29,830	798,706
Walt Disney Co. (The)*	39,953	6,758,849

		21,574,719

Interactive Media & Services (2.5%)
Adevinta ASA*	11,485	196,523
Alphabet, Inc., Class A*	6,704	17,923,278
Alphabet, Inc., Class C*	6,428	17,132,613
Auto Trader Group plc(m)	40,502	320,488
Facebook, Inc., Class A*	53,036	17,999,888
Kakaku.com, Inc.	5,609	181,584
Match Group, Inc.*	6,098	957,325
REA Group Ltd.	2,215	251,857
Scout24 AG(m)	3,755	260,645
SEEK Ltd.	14,059	312,971
Twitter, Inc.*	17,519	1,057,972
Z Holdings Corp.	111,173	713,454

		57,308,598

Media (0.6%)
Charter Communications, Inc., Class A*	3,270	2,379,121
Comcast Corp., Class A	100,604	5,626,782
CyberAgent, Inc.	16,868	326,684
Dentsu Group, Inc.	9,051	348,205
Discovery, Inc., Class A(x)*	3,455	87,688
Discovery, Inc., Class C*	6,453	156,614
DISH Network Corp., Class A*	5,368	233,293
Fox Corp., Class A	7,443	298,539
Fox Corp., Class B	3,360	124,723
Hakuhodo DY Holdings, Inc.	9,746	168,140
Informa plc*	62,971	461,421
Interpublic Group of Cos., Inc. (The)	8,535	312,978
News Corp., Class A	8,536	200,852
News Corp., Class B	2,620	60,863
Omnicom Group, Inc.	4,730	342,736
Pearson plc	31,595	302,090
Publicis Groupe SA	9,347	629,461
Schibsted ASA, Class A	3,065	145,657
Schibsted ASA, Class B	4,081	172,654
ViacomCBS, Inc.	12,365	488,541
Vivendi SE	29,830	376,257
WPP plc	51,367	690,227

		13,933,526

Wireless Telecommunication Services (0.4%)
KDDI Corp.(x)	67,570	2,233,020
SoftBank Corp.	120,387	1,634,526
SoftBank Group Corp.	52,512	3,034,531
Tele2 AB, Class B(x)	20,995	310,143
T-Mobile US, Inc.*	12,837	1,640,055
Vodafone Group plc	1,124,925	1,701,607

		10,553,882

Total Communication Services		125,966,002

Consumer Discretionary (8.1%)
Auto Components (0.3%)
Aisin Corp.	6,157	223,770
Aptiv plc*	5,883	876,391
BorgWarner, Inc.	5,360	231,606
Bridgestone Corp.	23,907	1,133,820
Cie Generale des Etablissements Michelin SCA	7,102	1,089,949
Continental AG*	4,611	505,509
Denso Corp.	18,133	1,188,720
Faurecia SE (Euronext Paris)	4,148	193,308
Faurecia SE (Italian Stock Exchange)	770	36,555
Koito Manufacturing Co. Ltd.	4,328	260,238
Stanley Electric Co. Ltd.	5,404	136,218
Sumitomo Electric Industries Ltd.(x)	31,615	421,748
Toyota Industries Corp.	6,132	503,783
Valeo	9,626	268,622

		7,070,237

Automobiles (1.7%)
Bayerische Motoren Werke AG	13,879	1,332,161
Bayerische Motoren Werke AG (Preference)(q)	2,383	181,955
Daimler AG (Registered)	35,879	3,189,477
Ferrari NV	5,284	1,106,161
Ford Motor Co.*	86,090	1,219,034
General Motors Co.*	27,750	1,462,703
Honda Motor Co. Ltd.	68,258	2,105,098
Isuzu Motors Ltd.	23,111	303,631
Mazda Motor Corp.*	23,805	207,297
Nissan Motor Co. Ltd.*	97,219	487,568
Porsche Automobil Holding SE (Preference)(q)	6,419	639,680
Renault SA*	8,058	287,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Stellantis NV	85,014	$1,625,022
Subaru Corp.	25,795	479,028
Suzuki Motor Corp.	15,400	686,429
Tesla, Inc.*	17,875	13,861,705
Toyota Motor Corp.	444,550	7,952,202
Volkswagen AG(x)	1,361	422,564
Volkswagen AG (Preference)(q)	7,779	1,742,610
Yamaha Motor Co. Ltd.	11,728	326,563

		39,618,323

Distributors (0.0%)
Genuine Parts Co.	3,135	380,056
LKQ Corp.*	6,096	306,751
Pool Corp.	896	389,231

		1,076,038

Hotels, Restaurants & Leisure (1.2%)
Accor SA*	7,122	252,121
Aristocrat Leisure Ltd.	24,091	806,433
Booking Holdings, Inc.*	979	2,324,019
Caesars Entertainment, Inc.*	4,594	515,814
Carnival Corp.*	16,355	409,038
Chipotle Mexican Grill, Inc.*	611	1,110,505
Compass Group plc*	74,782	1,530,063
Crown Resorts Ltd.*	15,612	107,982
Darden Restaurants, Inc.	2,865	433,961
Domino’s Pizza Enterprises Ltd.	2,539	292,732
Domino’s Pizza, Inc.	858	409,232
Entain plc*	24,533	702,280
Evolution AB(m)	7,120	1,082,300
Expedia Group, Inc.*	2,927	479,735
Flutter Entertainment plc*	6,977	1,379,296
Galaxy Entertainment Group Ltd.*	90,644	457,348
Genting Singapore Ltd.	252,650	133,076
Hilton Worldwide Holdings, Inc.*	6,030	796,623
InterContinental Hotels Group plc*	7,657	490,991
La Francaise des Jeux SAEM(m)	4,003	205,915
Las Vegas Sands Corp.*	7,213	263,996
Marriott International, Inc., Class A*	5,830	863,365
McDonald’s Corp.	16,445	3,965,054
McDonald’s Holdings Co. Japan Ltd.	3,289	155,242
Melco Resorts & Entertainment Ltd. (ADR)*	8,998	92,139
MGM Resorts International	8,970	387,055
Norwegian Cruise Line Holdings Ltd.(x)*	6,903	184,379
Oriental Land Co. Ltd.	8,293	1,343,050
Penn National Gaming, Inc.*	3,279	237,596
Royal Caribbean Cruises Ltd.*	4,066	361,671
Sands China Ltd.*	101,153	207,298
SJM Holdings Ltd.(x)*	83,205	56,296
Sodexo SA*	3,708	324,688
Starbucks Corp.	25,793	2,845,226
Tabcorp Holdings Ltd.	92,945	328,975
Whitbread plc*	8,461	376,307
Wynn Macau Ltd.(x)*	65,077	54,356
Wynn Resorts Ltd.*	2,095	177,551
Yum! Brands, Inc.	6,580	804,800

		26,948,508

Household Durables (0.6%)
Barratt Developments plc	42,689	376,708
Berkeley Group Holdings plc	4,752	278,355
Casio Computer Co. Ltd.(x)	8,059	133,631
DR Horton, Inc.	7,235	607,523
Electrolux AB(x)	9,455	218,339
Garmin Ltd.	3,230	502,136
Husqvarna AB, Class B	17,530	209,132
Iida Group Holdings Co. Ltd.(x)	6,156	158,446
Leggett & Platt, Inc.	2,855	128,018
Lennar Corp., Class A	6,025	564,422
Mohawk Industries, Inc.*	1,300	230,620
Newell Brands, Inc.	8,247	182,589
NVR, Inc.*	164	786,229
Panasonic Corp.	92,521	1,148,384
Persimmon plc	13,376	476,640
PulteGroup, Inc.	5,885	270,239
Rinnai Corp.	1,457	159,672
SEB SA	1,159	163,423
Sekisui Chemical Co. Ltd.	15,901	273,769
Sekisui House Ltd.	25,749	541,091
Sharp Corp.(x)	8,916	112,877
Sony Group Corp.	52,852	5,885,674
Taylor Wimpey plc	152,826	315,630
Whirlpool Corp.	1,365	278,269

		14,001,816

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	9,594	31,516,674
Delivery Hero SE(m)*	6,583	842,987
eBay, Inc.	14,435	1,005,686
Etsy, Inc.*	2,768	575,633
HelloFresh SE*	6,924	641,026
Just Eat Takeaway.com NV(m)*	7,520	547,986
Mercari, Inc.*	4,277	235,456
Prosus NV*	39,096	3,079,131
Rakuten Group, Inc.	36,224	350,530
Zalando SE(m)(x)*	8,900	817,853
ZOZO, Inc.	5,212	195,161

		39,808,123

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	8,283	622,012
Hasbro, Inc.	2,725	243,125
Shimano, Inc.	3,101	903,383
Yamaha Corp.	5,612	352,816

		2,121,336

Multiline Retail (0.3%)
Dollar General Corp.	5,410	1,147,677
Dollar Tree, Inc.*	5,144	492,384
Next plc	5,573	611,170
Pan Pacific International Holdings Corp.	17,235	357,202
Ryohin Keikaku Co. Ltd.	10,555	234,829
Target Corp.	11,000	2,516,470
Wesfarmers Ltd.	47,531	1,912,763

		7,272,495

Specialty Retail (1.0%)
ABC-Mart, Inc.	1,335	75,582
Advance Auto Parts, Inc.	1,466	306,233
AutoZone, Inc.*	505	857,485
Bath & Body Works, Inc.	5,055	318,617
Best Buy Co., Inc.	5,035	532,250
CarMax, Inc.*	3,610	461,936
Chow Tai Fook Jewellery Group Ltd.	83,000	158,017
Fast Retailing Co. Ltd.	2,461	1,813,818
Gap, Inc. (The)	4,445	100,901
H & M Hennes & Mauritz AB, Class B*	30,616	620,738
Hikari Tsushin, Inc.	848	143,395
Home Depot, Inc. (The)	23,785	7,807,664
Industria de Diseno Textil SA	45,728	1,663,700
JD Sports Fashion plc	21,623	304,428
Kingfisher plc	88,484	400,324
Lowe’s Cos., Inc.	16,115	3,269,089
Nitori Holdings Co. Ltd.	3,341	657,282
O’Reilly Automotive, Inc.*	1,665	1,017,415
Ross Stores, Inc.	7,780	846,853
TJX Cos., Inc. (The)	26,440	1,744,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Tractor Supply Co.	2,504	$507,335
Ulta Beauty, Inc.*	1,242	448,263
USS Co. Ltd.	9,171	156,899
Yamada Holdings Co. Ltd.	28,316	119,182

		24,331,917

Textiles, Apparel & Luxury Goods (1.2%)
adidas AG	7,981	2,514,867
Burberry Group plc	16,969	413,167
Cie Financiere Richemont SA (Registered)	21,882	2,256,328
EssilorLuxottica SA	11,962	2,287,332
Hanesbrands, Inc.	7,600	130,416
Hermes International	1,328	1,835,398
Kering SA	3,145	2,236,806
LVMH Moet Hennessy Louis Vuitton SE	11,638	8,321,916
Moncler SpA	8,122	496,748
NIKE, Inc., Class B	27,670	4,018,514
Pandora A/S	4,192	508,364
Puma SE	4,425	494,537
PVH Corp.*	1,552	159,530
Ralph Lauren Corp.	979	108,708
Swatch Group AG (The)	1,213	317,972
Swatch Group AG (The) (Registered)	2,205	113,556
Tapestry, Inc.	6,050	223,971
Under Armour, Inc., Class A*	4,092	82,576
Under Armour, Inc., Class C*	4,250	74,460
VF Corp.	7,020	470,270

		27,065,436

Total Consumer Discretionary		189,314,229

Consumer Staples (5.1%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	31,942	1,804,022
Asahi Group Holdings Ltd.	19,073	923,933
Brown-Forman Corp., Class B	3,980	266,700
Budweiser Brewing Co. APAC Ltd.(m)	71,580	180,171
Carlsberg A/S, Class B	4,318	702,432
Coca-Cola Co. (The)	85,230	4,472,018
Coca-Cola Europacific Partners plc	8,579	474,333
Coca-Cola HBC AG*	8,363	268,802
Constellation Brands, Inc., Class A	3,750	790,087
Davide Campari-Milano NV	21,913	308,471
Diageo plc	98,083	4,725,938
Heineken Holding NV	4,829	419,781
Heineken NV	10,866	1,129,550
Ito En Ltd.	2,200	146,093
Kirin Holdings Co. Ltd.	34,480	640,432
Molson Coors Beverage Co., Class B	4,105	190,390
Monster Beverage Corp.*	8,140	723,076
PepsiCo, Inc.	30,400	4,572,464
Pernod Ricard SA	8,782	1,920,510
Remy Cointreau SA	952	184,516
Suntory Beverage & Food Ltd.	5,825	241,985
Treasury Wine Estates Ltd.	30,243	268,857

		25,354,561

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	27,357	719,942
Carrefour SA	25,706	462,719
Coles Group Ltd.	55,919	682,432
Cosmos Pharmaceutical Corp.	800	136,434
Costco Wholesale Corp.	9,725	4,369,929
Endeavour Group Ltd.	56,227	282,343
Etablissements Franz Colruyt NV	2,283	116,302
ICA Gruppen AB	4,216	193,308
J Sainsbury plc	69,939	267,817
Jeronimo Martins SGPS SA	10,552	210,120
Kesko OYJ, Class B	11,449	395,197
Kobe Bussan Co. Ltd.	5,700	186,095
Koninklijke Ahold Delhaize NV	43,836	1,453,309
Kroger Co. (The)	17,060	689,736
Lawson, Inc.	2,028	99,571
Ocado Group plc*	20,403	453,790
Seven & i Holdings Co. Ltd.	31,584	1,433,267
Sysco Corp.	11,200	879,200
Tesco plc	324,122	1,099,323
Tsuruha Holdings, Inc.	1,594	196,924
Walgreens Boots Alliance, Inc.	15,755	741,273
Walmart, Inc.	30,501	4,251,229
Welcia Holdings Co. Ltd.	3,916	140,793
Wm Morrison Supermarkets plc	101,017	400,398
Woolworths Group Ltd.	53,045	1,506,210

		21,367,661

Food Products (1.3%)
a2 Milk Co. Ltd. (The)(x)*	31,130	138,597
Ajinomoto Co., Inc.	19,474	576,232
Archer-Daniels-Midland Co.	12,175	730,622
Associated British Foods plc	14,934	371,064
Barry Callebaut AG (Registered)	150	339,364
Campbell Soup Co.	4,390	183,546
Chocoladefabriken Lindt & Spruengli AG	44	492,908
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	587,126
Conagra Brands, Inc.	10,715	362,917
Danone SA	27,345	1,866,431
General Mills, Inc.	13,385	800,691
Hershey Co. (The)	3,275	554,294
Hormel Foods Corp.	6,140	251,740
J M Smucker Co. (The)	2,460	295,274
JDE Peet’s NV	3,142	93,328
Kellogg Co.	5,530	353,478
Kerry Group plc, Class A	6,666	891,575
Kikkoman Corp.(x)	6,083	494,337
Kraft Heinz Co. (The)	14,285	525,974
Lamb Weston Holdings, Inc.	3,146	193,070
McCormick & Co., Inc. (Non-Voting)	5,400	437,562
Meiji Holdings Co. Ltd.	5,032	325,217
Mondelez International, Inc., Class A	31,505	1,832,961
Mowi ASA	18,426	465,030
Nestle SA (Registered)	120,774	14,531,395
NH Foods Ltd.	3,432	129,824
Nisshin Seifun Group, Inc.	8,203	136,758
Nissin Foods Holdings Co. Ltd.	2,565	206,179
Orkla ASA	31,485	288,538
Toyo Suisan Kaisha Ltd.	3,688	163,799
Tyson Foods, Inc., Class A	6,480	511,531
WH Group Ltd.(m)	400,856	285,165
Wilmar International Ltd.	79,720	244,914
Yakult Honsha Co. Ltd.	5,344	270,944

		29,932,385

Household Products (0.7%)
Church & Dwight Co., Inc.	5,380	444,227
Clorox Co. (The)	2,745	454,599
Colgate-Palmolive Co.	18,810	1,421,660
Essity AB, Class B	25,512	791,852
Henkel AG & Co. KGaA	4,356	375,844
Henkel AG & Co. KGaA (Preference)(q)	7,468	693,342
Kimberly-Clark Corp.	7,420	982,705
Lion Corp.	9,376	151,682
Pigeon Corp.	4,775	111,201
Procter & Gamble Co. (The)	54,630	7,637,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Reckitt Benckiser Group plc	29,880	$2,338,689
Unicharm Corp.	16,826	746,265

		16,149,340

Personal Products (0.6%)
Beiersdorf AG	4,225	456,782
Estee Lauder Cos., Inc. (The), Class A	5,040	1,511,647
Kao Corp.	20,200	1,203,556
Kobayashi Pharmaceutical Co. Ltd.	2,191	173,518
Kose Corp.	1,348	161,573
L’Oreal SA	10,561	4,358,760
Pola Orbis Holdings, Inc.	3,808	87,834
Shiseido Co. Ltd.	16,683	1,124,377
Unilever plc	50,977	2,755,716
Unilever plc	59,243	3,195,416

		15,029,179

Tobacco (0.5%)
Altria Group, Inc.	40,895	1,861,540
British American Tobacco plc	91,368	3,187,774
Imperial Brands plc	39,674	827,971
Japan Tobacco, Inc.	50,249	986,610
Philip Morris International, Inc.	34,255	3,247,032
Swedish Match AB	299	2,618
Swedish Match AB	67,697	593,710

		10,707,255

Total Consumer Staples		118,540,381

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	15,105	373,547
Halliburton Co.	19,415	419,752
Schlumberger NV	30,643	908,258
Tenaris SA	19,795	208,747

		1,910,304

Oil, Gas & Consumable Fuels (1.9%)
Ampol Ltd.	9,989	200,456
APA Corp.	8,285	177,548
BP plc	852,978	3,864,030
Cabot Oil & Gas Corp.	8,740	190,182
Chevron Corp.	42,430	4,304,523
ConocoPhillips	29,752	2,016,293
Devon Energy Corp.	8,410	298,639
Diamondback Energy, Inc.	3,411	322,919
ENEOS Holdings, Inc.(x)	128,599	525,128
Eni SpA	105,805	1,408,715
EOG Resources, Inc.	12,810	1,028,259
Equinor ASA	40,969	1,044,029
Exxon Mobil Corp.	93,214	5,482,847
Galp Energia SGPS SA	21,013	237,971
Hess Corp.	5,970	466,317
Idemitsu Kosan Co. Ltd.(x)	8,740	230,732
Inpex Corp.	42,813	335,063
Kinder Morgan, Inc.	42,923	718,102
Koninklijke Vopak NV	2,899	113,965
Lundin Energy AB	8,390	311,451
Marathon Oil Corp.	17,320	236,764
Marathon Petroleum Corp.	14,312	884,625
Neste OYJ	17,735	1,000,944
Occidental Petroleum Corp.	18,401	544,302
Oil Search Ltd.	82,750	261,943
OMV AG	6,173	370,932
ONEOK, Inc.	9,747	565,228
Phillips 66	9,560	669,487
Pioneer Natural Resources Co.	3,580	596,106
Repsol SA	62,441	811,014
Royal Dutch Shell plc, Class A	171,928	3,798,217
Royal Dutch Shell plc, Class B	155,367	3,442,050
Santos Ltd.	78,592	405,203
TotalEnergies SE	104,733	5,018,709
Valero Energy Corp.	8,985	634,071
Washington H Soul Pattinson & Co. Ltd.(x)	4,516	127,446
Williams Cos., Inc. (The)	26,707	692,780
Woodside Petroleum Ltd.	40,337	694,111

		44,031,101

Total Energy		45,941,405

Financials (9.1%)
Banks (4.1%)
ABN AMRO Bank NV (CVA)(m)*	17,732	255,141
Australia & New Zealand Banking Group Ltd.	119,288	2,406,634
Banco Bilbao Vizcaya Argentaria SA	279,525	1,843,890
Banco Espirito Santo SA (Registered)(r)*	26,714	—
Banco Santander SA	726,939	2,633,050
Bank Hapoalim BM	47,602	417,913
Bank Leumi Le-Israel BM	60,907	517,009
Bank of America Corp.	167,843	7,124,935
Banque Cantonale Vaudoise (Registered)	1,262	95,974
Barclays plc	727,785	1,856,133
BNP Paribas SA	47,153	3,020,405
BOC Hong Kong Holdings Ltd.	154,713	463,494
CaixaBank SA	186,355	577,863
Chiba Bank Ltd. (The)(x)	22,203	142,958
Citigroup, Inc.	45,830	3,216,349
Citizens Financial Group, Inc.	9,408	441,988
Comerica, Inc.	2,970	239,085
Commerzbank AG*	42,000	279,754
Commonwealth Bank of Australia	74,372	5,542,165
Concordia Financial Group Ltd.(x)	45,635	180,055
Credit Agricole SA	48,908	674,780
Danske Bank A/S	28,915	487,425
DBS Group Holdings Ltd.	74,612	1,656,827
DNB Bank ASA	38,995	885,311
Erste Group Bank AG	11,711	511,441
Fifth Third Bancorp	15,675	665,247
FinecoBank Banca Fineco SpA*	25,553	463,086
First Republic Bank	3,772	727,543
Hang Seng Bank Ltd.	31,939	545,093
HSBC Holdings plc	853,882	4,467,106
Huntington Bancshares, Inc.	22,405	346,381
ING Groep NV	163,520	2,373,358
Intesa Sanpaolo SpA	692,365	1,964,250
Israel Discount Bank Ltd., Class A*	48,796	257,631
Japan Post Bank Co. Ltd.	16,885	144,508
JPMorgan Chase & Co.	67,180	10,996,694
KBC Group NV	10,480	940,846
KeyCorp	21,500	464,830
Lloyds Banking Group plc	2,970,499	1,847,799
M&T Bank Corp.	2,790	416,659
Mediobanca Banca di Credito Finanziario SpA*	26,035	314,499
Mitsubishi UFJ Financial Group, Inc.(x)	512,374	2,991,466
Mizrahi Tefahot Bank Ltd.	5,880	197,967
Mizuho Financial Group, Inc.(x)	101,035	1,422,369
National Australia Bank Ltd.	138,219	2,754,748
NatWest Group plc	204,142	619,456
Nordea Bank Abp	135,822	1,743,347
Oversea-Chinese Banking Corp. Ltd.	140,150	1,173,252
People’s United Financial, Inc.	9,360	163,519
PNC Financial Services Group, Inc. (The)	9,300	1,819,452
Raiffeisen Bank International AG	6,205	161,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Regions Financial Corp.	21,160	$450,920
Resona Holdings, Inc.	89,426	355,920
Shizuoka Bank Ltd. (The)(x)	18,661	153,526
Skandinaviska Enskilda Banken AB, Class A	68,227	961,327
Societe Generale SA	33,985	1,067,028
Standard Chartered plc	112,464	659,107
Sumitomo Mitsui Financial Group, Inc.	54,696	1,913,561
Sumitomo Mitsui Trust Holdings, Inc.	14,123	483,680
SVB Financial Group*	1,160	750,381
Svenska Handelsbanken AB, Class A	61,145	685,906
Swedbank AB, Class A	37,963	767,891
Truist Financial Corp.	29,717	1,742,902
UniCredit SpA	89,099	1,178,562
United Overseas Bank Ltd.	48,993	926,638
US Bancorp	30,145	1,791,819
Wells Fargo & Co.	91,124	4,229,065
Westpac Banking Corp.	153,791	2,859,800
Zions Bancorp NA	3,520	217,853

		96,648,994

Capital Markets (1.9%)
3i Group plc	40,796	702,708
Aberdeen plc	91,485	314,085
Ameriprise Financial, Inc.	2,630	694,636
Amundi SA(m)	2,547	214,781
ASX Ltd.	8,115	474,051
Bank of New York Mellon Corp. (The)	17,960	931,046
BlackRock, Inc.	3,178	2,665,261
Cboe Global Markets, Inc.	2,288	283,392
Charles Schwab Corp. (The)	32,830	2,391,337
CME Group, Inc.	7,880	1,523,834
Credit Suisse Group AG (Registered)	102,612	1,017,376
Daiwa Securities Group, Inc.(x)	60,478	353,269
Deutsche Bank AG (Registered)*	86,641	1,111,195
Deutsche Boerse AG	7,965	1,296,594
EQT AB	9,987	411,363
Franklin Resources, Inc.	5,935	176,388
Futu Holdings Ltd. (ADR)*	2,098	190,960
Goldman Sachs Group, Inc. (The)	7,570	2,861,687
Hargreaves Lansdown plc	14,913	286,299
Hong Kong Exchanges & Clearing Ltd.	50,355	3,056,461
Intercontinental Exchange, Inc.	12,300	1,412,286
Invesco Ltd.	8,290	199,872
Japan Exchange Group, Inc.	21,314	528,969
Julius Baer Group Ltd.	9,382	620,538
London Stock Exchange Group plc	13,611	1,359,841
Macquarie Group Ltd.	14,409	1,890,500
Magellan Financial Group Ltd.	5,778	147,262
MarketAxess Holdings, Inc.	895	376,518
Moody’s Corp.	3,565	1,265,967
Morgan Stanley	31,425	3,057,967
MSCI, Inc.	1,858	1,130,296
Nasdaq, Inc.	2,545	491,236
Nomura Holdings, Inc.	128,775	632,952
Northern Trust Corp.	4,550	490,535
Partners Group Holding AG	952	1,481,988
Raymond James Financial, Inc.	3,951	364,598
S&P Global, Inc.	5,310	2,256,166
SBI Holdings, Inc.	10,170	250,917
Schroders plc	5,211	250,273
Singapore Exchange Ltd.	33,517	245,258
St James’s Place plc	22,561	457,061
State Street Corp.	7,775	658,698
T. Rowe Price Group, Inc.	4,945	972,681
UBS Group AG (Registered)	153,687	2,455,915

		43,955,017

Consumer Finance (0.3%)
Acom Co. Ltd.	16,645	61,064
American Express Co.	14,335	2,401,543
Capital One Financial Corp.	10,022	1,623,263
Discover Financial Services	6,690	821,866
Synchrony Financial	11,918	582,552

		5,490,288

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	40,834	11,145,232
Eurazeo SE	1,655	155,540
EXOR NV	4,546	383,077
Groupe Bruxelles Lambert SA	4,735	520,562
Industrivarden AB, Class A	4,479	142,760
Industrivarden AB, Class C	6,694	206,233
Investor AB, Class B	335	7,238
Investor AB, Class B	76,042	1,628,191
Kinnevik AB, Class B(x)*	10,141	357,560
L E Lundbergforetagen AB, Class B	3,186	173,988
M&G plc	108,991	298,288
Mitsubishi HC Capital, Inc.	27,609	145,087
ORIX Corp.	51,191	956,656
Sofina SA	646	256,275
Tokyo Century Corp.(x)	1,525	86,078
Wendel SE	1,124	155,857

		16,618,622

Insurance (2.1%)
Admiral Group plc	8,084	337,375
Aegon NV	75,012	385,110
Aflac, Inc.	14,340	747,544
Ageas SA/NV	7,340	363,257
AIA Group Ltd.	506,082	5,827,099
Allianz SE (Registered)	17,283	3,898,072
Allstate Corp. (The)	6,690	851,704
American International Group, Inc.	18,954	1,040,385
Aon plc, Class A	5,055	1,444,567
Arthur J Gallagher & Co.	4,161	618,533
Assicurazioni Generali SpA	46,248	983,919
Assurant, Inc.	1,265	199,554
Aviva plc	164,694	876,573
AXA SA	81,105	2,256,340
Baloise Holding AG (Registered)	1,943	296,257
Brown & Brown, Inc.	5,149	285,512
Chubb Ltd.	9,981	1,731,504
Cincinnati Financial Corp.	3,265	372,928
CNP Assurances	7,195	114,137
Dai-ichi Life Holdings, Inc.	42,638	928,401
Direct Line Insurance Group plc	57,203	223,183
Everest Re Group Ltd.	850	213,163
Gjensidige Forsikring ASA	8,384	185,668
Globe Life, Inc.	2,043	181,888
Hannover Rueck SE	2,527	442,589
Hartford Financial Services Group, Inc. (The)	7,815	549,004
Insurance Australia Group Ltd.	103,339	364,173
Japan Post Holdings Co. Ltd.*	66,021	555,670
Japan Post Insurance Co. Ltd.	9,404	170,196
Legal & General Group plc	250,158	944,666
Lincoln National Corp.	3,975	273,281
Loews Corp.	5,125	276,391
Marsh & McLennan Cos., Inc.	11,190	1,694,502
Medibank Pvt Ltd.	115,450	298,502
MetLife, Inc.	16,820	1,038,299
MS&AD Insurance Group Holdings, Inc.(x)	18,602	620,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,873	$1,609,760
NN Group NV	11,768	614,144
Phoenix Group Holdings plc	27,227	235,441
Poste Italiane SpA(m)	21,901	301,421
Principal Financial Group, Inc.	5,575	359,030
Progressive Corp. (The)	12,900	1,166,031
Prudential Financial, Inc.	8,680	913,136
Prudential plc	109,394	2,123,629
QBE Insurance Group Ltd.	61,840	515,902
Sampo OYJ, Class A	20,907	1,037,411
SCOR SE	6,646	190,482
Sompo Holdings, Inc.(x)	13,293	575,709
Suncorp Group Ltd.	53,684	482,187
Swiss Life Holding AG (Registered)	1,342	680,512
Swiss Re AG	12,644	1,077,041
T&D Holdings, Inc.	22,525	307,639
Tokio Marine Holdings, Inc.	26,452	1,418,556
Travelers Cos., Inc. (The)	5,595	850,496
Tryg A/S	15,094	342,903
W R Berkley Corp.	3,095	226,492
Willis Towers Watson plc	2,834	658,792
Zurich Insurance Group AG	6,307	2,571,669

		49,849,007

Total Financials		212,561,928

Health Care (8.4%)
Biotechnology (0.9%)
AbbVie, Inc.	38,924	4,198,732
Amgen, Inc.	12,864	2,735,530
Argenx SE*	1,922	558,814
Biogen, Inc.*	3,410	964,996
CSL Ltd.	19,074	4,022,274
Genmab A/S*	2,748	1,200,558
Gilead Sciences, Inc.	27,598	1,927,720
Grifols SA	12,504	304,885
Incyte Corp.*	4,030	277,184
Moderna, Inc.*	7,736	2,977,277
PeptiDream, Inc.*	4,002	130,288
Regeneron Pharmaceuticals, Inc.*	2,335	1,413,095
Vertex Pharmaceuticals, Inc.*	5,773	1,047,165

		21,758,518

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	39,022	4,609,669
ABIOMED, Inc.*	1,042	339,192
Alcon, Inc.	20,948	1,696,990
Align Technology, Inc.*	1,586	1,055,372
Ambu A/S, Class B	7,021	207,387
Asahi Intecc Co. Ltd.	8,697	238,606
Baxter International, Inc.	11,230	903,229
Becton Dickinson and Co.	6,416	1,577,181
BioMerieux	1,736	197,160
Boston Scientific Corp.*	31,515	1,367,436
Carl Zeiss Meditec AG	1,687	324,288
Cochlear Ltd.	2,755	435,131
Coloplast A/S, Class B	4,980	780,561
Cooper Cos., Inc. (The)	1,059	437,695
Danaher Corp.	13,940	4,243,894
Demant A/S*	4,540	228,637
Dentsply Sirona, Inc.	4,809	279,162
Dexcom, Inc.*	2,123	1,160,984
DiaSorin SpA	1,055	221,422
Edwards Lifesciences Corp.*	13,694	1,550,298
Fisher & Paykel Healthcare Corp. Ltd.	24,161	531,255
GN Store Nord A/S	5,367	365,766
Hologic, Inc.*	5,650	417,026
Hoya Corp.	15,532	2,429,172
IDEXX Laboratories, Inc.*	1,901	1,182,232
Intuitive Surgical, Inc.*	2,581	2,565,901
Koninklijke Philips NV	38,192	1,692,780
Medtronic plc	29,683	3,720,764
Olympus Corp.	48,844	1,072,676
ResMed, Inc.	3,147	829,392
Sartorius AG (Preference)(q)	1,099	699,896
Siemens Healthineers AG(m)	11,266	733,080
Smith & Nephew plc	36,770	631,472
Sonova Holding AG (Registered)	2,310	871,214
STERIS plc	1,824	372,607
Straumann Holding AG (Registered)	434	776,646
Stryker Corp.	7,235	1,908,014
Sysmex Corp.	6,970	861,013
Teleflex, Inc.	1,095	412,322
Terumo Corp.	27,019	1,270,285
West Pharmaceutical Services, Inc.	1,640	696,246
Zimmer Biomet Holdings, Inc.	4,570	668,865

		46,562,918

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	3,235	386,421
Amplifon SpA	5,219	248,709
Anthem, Inc.	5,535	2,063,448
Cardinal Health, Inc.	6,470	320,006
Centene Corp.*	12,784	796,571
Cigna Corp.	7,914	1,584,066
CVS Health Corp.	28,819	2,445,580
DaVita, Inc.*	1,560	181,366
Fresenius Medical Care AG & Co. KGaA	8,594	605,633
Fresenius SE & Co. KGaA	17,529	842,782
HCA Healthcare, Inc.	5,768	1,400,009
Henry Schein, Inc.*	3,092	235,487
Humana, Inc.	2,970	1,155,775
Laboratory Corp. of America Holdings*	2,165	609,318
McKesson Corp.	3,545	706,802
Medipal Holdings Corp.	7,619	143,721
NMC Health plc(r)*	3,800	—
Orpea SA	2,167	250,967
Quest Diagnostics, Inc.	2,935	426,485
Ramsay Health Care Ltd.	7,675	386,074
Ryman Healthcare Ltd.	17,816	184,309
Sonic Healthcare Ltd.	19,029	558,687
UnitedHealth Group, Inc.	20,985	8,199,679
Universal Health Services, Inc., Class B	1,650	228,311

		23,960,206

Health Care Technology (0.1%)
Cerner Corp.	6,700	472,484
M3, Inc.	18,442	1,316,566

		1,789,050

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	6,680	1,052,300
Bio-Rad Laboratories, Inc., Class A*	477	355,818
Bio-Techne Corp.	857	415,277
Charles River Laboratories International, Inc.*	1,099	453,524
Eurofins Scientific SE	5,597	717,742
Illumina, Inc.*	3,225	1,308,092
IQVIA Holdings, Inc.*	4,246	1,017,087
Lonza Group AG (Registered)	3,122	2,338,974
Mettler-Toledo International, Inc.*	534	735,510
PerkinElmer, Inc.	2,420	419,362
QIAGEN NV*	9,676	503,099
Sartorius Stedim Biotech	1,159	646,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Thermo Fisher Scientific, Inc.	8,815	$5,036,274
Waters Corp.*	1,415	505,580

		15,505,573

Pharmaceuticals (3.7%)
Astellas Pharma, Inc.	78,018	1,286,411
AstraZeneca plc	64,911	7,814,284
Bayer AG (Registered)	41,184	2,246,253
Bristol-Myers Squibb Co.	49,765	2,944,595
Catalent, Inc.*	3,570	475,060
Chugai Pharmaceutical Co. Ltd.	28,071	1,028,308
Daiichi Sankyo Co. Ltd.	71,244	1,900,634
Eisai Co. Ltd.	9,898	745,373
Eli Lilly and Co.	17,468	4,035,981
GlaxoSmithKline plc	210,906	3,980,959
Hikma Pharmaceuticals plc	7,247	238,414
Hisamitsu Pharmaceutical Co., Inc.	2,117	80,303
Ipsen SA	1,581	150,933
Johnson & Johnson	58,040	9,373,460
Kyowa Kirin Co. Ltd.	11,231	404,998
Merck & Co., Inc.	55,760	4,188,134
Merck KGaA	5,417	1,177,975
Nippon Shinyaku Co. Ltd.	2,047	170,536
Novartis AG (Registered)	93,079	7,636,221
Novo Nordisk A/S, Class B	72,185	6,943,120
Ono Pharmaceutical Co. Ltd.	15,487	353,218
Organon & Co.	5,576	182,837
Orion OYJ, Class B	4,447	176,017
Otsuka Holdings Co. Ltd.	16,298	694,763
Pfizer, Inc.	122,556	5,271,134
Recordati Industria Chimica e Farmaceutica SpA	4,383	254,949
Roche Holding AG	29,452	10,747,144
Roche Holding AG	1,341	550,581
Sanofi	47,499	4,572,472
Santen Pharmaceutical Co. Ltd.	15,059	212,504
Shionogi & Co. Ltd.	11,094	760,000
Sumitomo Dainippon Pharma Co. Ltd.(x)	7,439	132,911
Taisho Pharmaceutical Holdings Co. Ltd.	1,377	80,511
Takeda Pharmaceutical Co. Ltd.	65,987	2,187,323
Teva Pharmaceutical Industries Ltd. (ADR)*	45,967	447,719
UCB SA	5,300	589,705
Viatris, Inc.	26,509	359,197
Vifor Pharma AG	2,043	264,528
Zoetis, Inc.	10,488	2,036,140

		86,695,605

Total Health Care		196,271,870

Industrials (7.5%)
Aerospace & Defense (0.9%)
Airbus SE*	24,654	3,236,950
BAE Systems plc	134,980	1,020,239
Boeing Co. (The)*	11,685	2,569,999
Dassault Aviation SA	1,050	117,804
Elbit Systems Ltd.	1,111	161,187
General Dynamics Corp.	5,075	994,852
Howmet Aerospace, Inc.	8,536	266,323
Huntington Ingalls Industries, Inc.	888	171,437
L3Harris Technologies, Inc.	4,574	1,007,378
Lockheed Martin Corp.	5,440	1,877,344
MTU Aero Engines AG	2,236	505,587
Northrop Grumman Corp.	3,460	1,246,119
Raytheon Technologies Corp.	33,412	2,872,096
Rolls-Royce Holdings plc*	350,779	659,933
Safran SA	14,328	1,796,446
Singapore Technologies Engineering Ltd.	65,165	182,068
Textron, Inc.	4,995	348,701
Thales SA	4,472	431,872
TransDigm Group, Inc.*	1,264	789,456

		20,255,791

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	2,960	257,520
Deutsche Post AG (Registered)	41,554	2,619,004
DSV A/S	8,677	2,071,602
Expeditors International of Washington, Inc.	3,695	440,185
FedEx Corp.	5,345	1,172,105
InPost SA*	8,384	138,296
SG Holdings Co. Ltd.	13,358	379,837
United Parcel Service, Inc., Class B	15,755	2,868,985
Yamato Holdings Co. Ltd.	12,181	308,810

		10,256,344

Airlines (0.1%)
Alaska Air Group, Inc.*	2,672	156,579
American Airlines Group, Inc.*	13,445	275,891
ANA Holdings, Inc.(x)*	6,652	172,705
Delta Air Lines, Inc.*	13,988	596,029
Deutsche Lufthansa AG (Registered)(x)*	12,529	86,206
Japan Airlines Co. Ltd.*	5,959	141,845
Qantas Airways Ltd.*	38,741	158,348
Singapore Airlines Ltd.*	55,844	204,260
Southwest Airlines Co.*	12,925	664,733
United Airlines Holdings, Inc.(x)*	6,373	303,163

		2,759,759

Building Products (0.6%)
A O Smith Corp.	2,907	177,531
AGC, Inc.	8,061	412,578
Allegion plc	1,988	262,774
Assa Abloy AB, Class B	42,017	1,218,292
Carrier Global Corp.	20,837	1,078,523
Cie de Saint-Gobain	21,214	1,428,807
Daikin Industries Ltd.	10,379	2,232,405
Fortune Brands Home & Security, Inc.	3,054	273,089
Geberit AG (Registered)	1,553	1,141,086
Johnson Controls International plc	15,930	1,084,514
Kingspan Group plc	6,471	640,091
Lixil Corp.	11,074	321,798
Masco Corp.	5,720	317,746
Nibe Industrier AB, Class B	59,760	750,636
ROCKWOOL International A/S, Class B	360	153,929
TOTO Ltd.	5,928	281,652
Trane Technologies plc	5,315	917,635
Xinyi Glass Holdings Ltd.	76,000	225,757

		12,918,843

Commercial Services & Supplies (0.2%)
Brambles Ltd.	61,632	479,370
Cintas Corp.	1,920	730,867
Copart, Inc.*	4,496	623,685
Dai Nippon Printing Co. Ltd.	9,438	228,566
Rentokil Initial plc	77,735	609,016
Republic Services, Inc.	4,560	547,473
Rollins, Inc.	4,812	170,008
Secom Co. Ltd.	8,794	638,129
Securitas AB, Class B	13,126	208,169
Sohgo Security Services Co. Ltd.	2,989	134,959
Toppan, Inc.	10,918	185,690
Waste Management, Inc.	8,510	1,271,054

		5,826,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	10,235	$274,416
Bouygues SA	9,577	395,225
Eiffage SA	3,492	352,279
Ferrovial SA	20,137	584,020
Kajima Corp.(x)	18,780	242,009
Obayashi Corp.(x)	27,171	225,608
Quanta Services, Inc.	2,985	339,753
Shimizu Corp.(x)	23,126	174,289
Skanska AB, Class B	14,261	357,432
Taisei Corp.	7,976	256,811
Vinci SA	22,317	2,311,682

		5,513,524

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	72,713	2,423,680
AMETEK, Inc.	5,037	624,638
Eaton Corp. plc	8,755	1,307,209
Emerson Electric Co.	13,185	1,242,027
Fuji Electric Co. Ltd.	5,234	238,497
Generac Holdings, Inc.*	1,387	566,825
Legrand SA	11,211	1,202,418
Mitsubishi Electric Corp.	76,440	1,063,159
Nidec Corp.	18,692	2,073,601
Prysmian SpA	10,678	374,592
Rockwell Automation, Inc.	2,535	745,391
Schneider Electric SE	22,583	3,754,654
Siemens Energy AG*	16,753	450,192
Siemens Gamesa Renewable Energy SA*	9,994	252,619
Vestas Wind Systems A/S	42,334	1,694,908

		18,014,410

Industrial Conglomerates (0.9%)
3M Co.	12,660	2,220,817
CK Hutchison Holdings Ltd.	112,211	744,107
DCC plc	4,131	341,919
General Electric Co.	23,992	2,471,896
Hitachi Ltd.	40,534	2,403,415
Honeywell International, Inc.	15,450	3,279,726
Investment AB Latour, Class B	6,206	192,021
Jardine Matheson Holdings Ltd.	8,056	426,968
Jardine Matheson Holdings Ltd.	905	47,595
Keppel Corp. Ltd.	60,854	231,257
Melrose Industries plc	183,296	424,149
Roper Technologies, Inc.	2,315	1,032,791
Siemens AG (Registered)	32,069	5,271,404
Smiths Group plc	16,615	318,492
Toshiba Corp.	17,127	718,201

		20,124,758

Machinery (1.5%)
Alfa Laval AB	13,188	491,414
Alstom SA	11,670	442,777
Atlas Copco AB, Class A	28,150	1,707,588
Atlas Copco AB, Class B	16,358	836,214
Caterpillar, Inc.	11,920	2,288,282
CNH Industrial NV	42,897	726,342
Cummins, Inc.	3,235	726,452
Daifuku Co. Ltd.	4,197	394,655
Deere & Co.	6,880	2,305,282
Dover Corp.	3,170	492,935
Epiroc AB, Class A	27,626	569,437
Epiroc AB, Class B	16,348	288,848
FANUC Corp.	8,041	1,760,284
Fortive Corp.	7,370	520,101
GEA Group AG	6,431	294,723
Harmonic Drive Systems, Inc.(x)	1,800	86,809
Hino Motors Ltd.	12,023	112,780
Hitachi Construction Machinery Co. Ltd.	4,451	126,084
Hoshizaki Corp.	2,197	200,040
IDEX Corp.	1,703	352,436
Illinois Tool Works, Inc.	6,345	1,311,067
Ingersoll Rand, Inc.*	8,143	410,489
KION Group AG	3,024	282,975
Knorr-Bremse AG	3,040	326,221
Komatsu Ltd.	36,668	881,703
Kone OYJ, Class B	14,248	999,092
Kubota Corp.	42,986	917,029
Kurita Water Industries Ltd.	4,096	197,892
Makita Corp.	9,363	510,954
Minebea Mitsumi, Inc.	15,187	387,789
MISUMI Group, Inc.	11,881	504,874
Mitsubishi Heavy Industries Ltd.	13,366	360,863
Miura Co. Ltd.	3,600	144,435
Nabtesco Corp.	4,656	176,373
NGK Insulators Ltd.	10,801	183,420
NSK Ltd.(x)	16,097	109,247
Otis Worldwide Corp.	8,918	733,773
PACCAR, Inc.	7,540	595,057
Parker-Hannifin Corp.	2,855	798,315
Pentair plc	3,623	263,138
Rational AG	215	202,732
Sandvik AB	47,326	1,080,080
Schindler Holding AG	1,707	456,774
Schindler Holding AG (Registered)	843	216,734
SKF AB, Class B	15,998	376,510
SMC Corp.	2,417	1,512,142
Snap-on, Inc.	1,170	244,471
Spirax-Sarco Engineering plc	3,091	621,194
Stanley Black & Decker, Inc.	3,570	625,857
Techtronic Industries Co. Ltd.	57,515	1,127,492
THK Co. Ltd.	4,974	109,665
Volvo AB, Class A	8,394	190,297
Volvo AB, Class B	59,931	1,346,489
Wartsila OYJ Abp	19,844	237,632
Westinghouse Air Brake Technologies Corp.	3,877	334,236
Xylem, Inc.	3,950	488,536
Yaskawa Electric Corp.	10,010	481,529

		34,470,559

Marine (0.1%)
AP Moller - Maersk A/S, Class A	134	342,868
AP Moller - Maersk A/S, Class B	257	695,177
Kuehne + Nagel International AG (Registered)	2,264	769,301
Nippon Yusen KK(x)	6,692	503,362
SITC International Holdings Co. Ltd.	58,000	206,780

		2,517,488

Professional Services (0.7%)
Adecco Group AG (Registered)	6,496	325,325
Bureau Veritas SA	12,321	378,154
Equifax, Inc.	2,710	686,768
Experian plc	38,455	1,597,453
IHS Markit Ltd.	8,208	957,217
Intertek Group plc	6,765	451,630
Jacobs Engineering Group, Inc.	2,790	369,759
Leidos Holdings, Inc.	2,863	275,220
Nielsen Holdings plc	7,801	149,701
Nihon M&A Center Holdings, Inc.	12,600	371,291
Persol Holdings Co. Ltd.	7,382	184,972
Randstad NV(x)	5,012	334,954
Recruit Holdings Co. Ltd.	56,792	3,462,909
RELX plc	37,306	1,077,237
RELX plc	43,702	1,259,380

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Robert Half International, Inc.	2,465	$247,313
SGS SA (Registered)	254	738,572
Teleperformance	2,462	968,690
Verisk Analytics, Inc.	3,554	711,760
Wolters Kluwer NV	11,214	1,185,352

		15,733,657

Road & Rail (0.5%)
Aurizon Holdings Ltd.	77,747	211,752
Central Japan Railway Co.	6,034	964,422
CSX Corp.	50,370	1,498,004
East Japan Railway Co.	12,632	886,076
Hankyu Hanshin Holdings, Inc.	9,558	301,566
JB Hunt Transport Services, Inc.	1,841	307,852
Kansas City Southern	2,050	554,812
Keio Corp.	4,260	228,066
Keisei Electric Railway Co. Ltd.	5,331	176,833
Kintetsu Group Holdings Co. Ltd.*	7,142	241,061
MTR Corp. Ltd.	64,264	345,014
Nippon Express Co. Ltd.	3,171	218,474
Norfolk Southern Corp.	5,650	1,351,763
Odakyu Electric Railway Co. Ltd.	12,326	285,535
Old Dominion Freight Line, Inc.	2,108	602,846
Tobu Railway Co. Ltd.	7,830	211,145
Tokyu Corp.	20,924	311,588
Union Pacific Corp.	14,890	2,918,589
West Japan Railway Co.	6,779	337,576

		11,952,974

Trading Companies & Distributors (0.5%)
Ashtead Group plc	18,835	1,428,760
Brenntag SE	6,476	604,097
Bunzl plc	14,127	466,679
Fastenal Co.	12,600	650,286
Ferguson plc	9,434	1,307,768
ITOCHU Corp.(x)	49,803	1,458,805
Marubeni Corp.(x)	65,482	537,271
Mitsubishi Corp.	52,881	1,654,259
Mitsui & Co. Ltd.(x)	64,780	1,405,287
MonotaRO Co. Ltd.	10,436	235,492
Reece Ltd.	12,186	166,114
Sumitomo Corp.	47,181	659,651
Toyota Tsusho Corp.	8,894	372,733
United Rentals, Inc.*	1,550	543,941
WW Grainger, Inc.	1,016	399,349

		11,890,492

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	3,144	542,311
Aeroports de Paris*	1,244	157,902
Atlantia SpA*	20,770	392,653
Auckland International Airport Ltd.*	52,474	282,103
Getlink SE	18,445	288,782
Sydney Airport*	55,434	329,292
Transurban Group	127,533	1,293,059

		3,286,102

Total Industrials		175,521,687

Information Technology (12.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,234	424,052
Cisco Systems, Inc.	93,120	5,068,522
F5 Networks, Inc.*	1,335	265,371
Juniper Networks, Inc.	7,250	199,520
Motorola Solutions, Inc.	3,755	872,362
Nokia OYJ*	226,025	1,243,457
Telefonaktiebolaget LM Ericsson, Class B(x)	122,358	1,382,934

		9,456,218

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	13,080	957,848
Azbil Corp.	5,100	219,212
CDW Corp.	3,129	569,541
Corning, Inc.	16,845	614,674
Halma plc	15,915	607,090
Hamamatsu Photonics KK	5,874	364,389
Hexagon AB, Class B	82,588	1,272,530
Hirose Electric Co. Ltd.(x)	1,320	219,812
Ibiden Co. Ltd.	4,400	243,239
IPG Photonics Corp.*	812	128,621
Keyence Corp.	8,180	4,901,334
Keysight Technologies, Inc.*	4,051	665,539
Kyocera Corp.	13,386	836,823
Murata Manufacturing Co. Ltd.	24,040	2,139,916
Nippon Electric Glass Co. Ltd.	1	14
Omron Corp.	7,690	762,213
Shimadzu Corp.	9,883	434,124
TDK Corp.	16,029	579,083
TE Connectivity Ltd.	7,290	1,000,334
Teledyne Technologies, Inc.*	1,023	439,460
Trimble, Inc.*	5,521	454,102
Venture Corp. Ltd.	11,130	146,675
Yokogawa Electric Corp.	9,537	166,756
Zebra Technologies Corp., Class A*	1,232	634,997

		18,358,326

IT Services (2.2%)
Accenture plc, Class A	14,010	4,482,079
Adyen NV(m)*	827	2,299,524
Afterpay Ltd.*	9,096	786,906
Akamai Technologies, Inc.*	3,580	374,432
Amadeus IT Group SA*	18,885	1,240,603
Atos SE	4,149	220,917
Automatic Data Processing, Inc.	9,425	1,884,246
Bechtle AG	3,432	235,456
Broadridge Financial Solutions, Inc.	2,562	426,932
Capgemini SE	6,721	1,397,768
Cognizant Technology Solutions Corp., Class A	11,750	871,967
Computershare Ltd.	22,725	297,400
DXC Technology Co.*	5,599	188,182
Edenred	10,337	556,758
Fidelity National Information Services, Inc.	13,663	1,662,514
Fiserv, Inc.*	12,255	1,329,668
FleetCor Technologies, Inc.*	1,885	492,494
Fujitsu Ltd.	8,156	1,481,216
Gartner, Inc.*	1,948	591,958
Global Payments, Inc.	6,547	1,031,676
GMO Payment Gateway, Inc.	1,653	209,427
International Business Machines Corp.	19,569	2,718,721
Itochu Techno-Solutions Corp.	3,983	130,032
Jack Henry & Associates, Inc.	1,709	280,379
Mastercard, Inc., Class A	19,410	6,748,469
NEC Corp.	10,211	554,307
Nexi SpA(m)*	18,422	343,695
Nomura Research Institute Ltd.	14,738	543,162
NTT Data Corp.	26,434	512,143
Obic Co. Ltd.	2,919	558,543
Otsuka Corp.	4,727	243,016
Paychex, Inc.	7,055	793,335
PayPal Holdings, Inc.*	25,835	6,722,525
SCSK Corp.	6,300	133,223
TIS, Inc.	9,300	254,190
VeriSign, Inc.*	2,190	448,972
Visa, Inc., Class A	37,340	8,317,485
Western Union Co. (The)	9,000	181,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Wix.com Ltd.*	2,332	$457,002
Worldline SA(m)*	9,960	759,910

		52,763,212

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	26,500	2,726,850
Advantest Corp.	8,274	741,283
Analog Devices, Inc.	11,766	1,970,570
Applied Materials, Inc.	20,065	2,582,967
ASM International NV	1,983	774,242
ASML Holding NV	17,586	12,972,706
Broadcom, Inc.	8,915	4,323,151
Disco Corp.	1,191	333,383
Enphase Energy, Inc.*	2,789	418,266
Infineon Technologies AG	54,745	2,250,521
Intel Corp.	90,355	4,814,114
KLA Corp.	3,430	1,147,369
Lam Research Corp.	3,179	1,809,328
Lasertec Corp.	3,100	704,160
Microchip Technology, Inc.	5,760	884,102
Micron Technology, Inc.	24,495	1,738,655
Monolithic Power Systems, Inc.	936	453,660
NVIDIA Corp.	54,560	11,302,650
NXP Semiconductors NV	6,110	1,196,766
Qorvo, Inc.*	2,465	412,123
QUALCOMM, Inc.	24,887	3,209,925
Renesas Electronics Corp.*	52,500	647,785
Rohm Co. Ltd.	3,583	337,540
Skyworks Solutions, Inc.	3,642	600,129
STMicroelectronics NV	28,628	1,248,109
SUMCO Corp.	11,585	232,601
Teradyne, Inc.	3,612	394,322
Texas Instruments, Inc.	20,260	3,894,175
Tokyo Electron Ltd.	6,250	2,755,015
Xilinx, Inc.	5,345	807,042

		67,683,509

Software (3.7%)
Adobe, Inc.*	10,585	6,093,996
ANSYS, Inc.*	1,960	667,282
Autodesk, Inc.*	4,860	1,385,926
AVEVA Group plc	4,819	232,739
Cadence Design Systems, Inc.*	6,072	919,544
Ceridian HCM Holding, Inc.*	2,971	334,594
Check Point Software Technologies Ltd.*	4,701	531,401
Citrix Systems, Inc.	2,730	293,120
CyberArk Software Ltd.*	1,623	256,142
Dassault Systemes SE	27,694	1,451,905
Fortinet, Inc.*	2,901	847,208
Intuit, Inc.	5,765	3,110,275
Microsoft Corp.	166,680	46,990,426
Nemetschek SE	2,420	254,352
Nice Ltd.*	2,629	743,693
NortonLifeLock, Inc.	13,040	329,912
Oracle Corp.	37,842	3,298,505
Paycom Software, Inc.*	1,115	552,761
PTC, Inc.*	2,322	278,152
Sage Group plc (The)	45,954	438,603
salesforce.com, Inc.*	20,137	5,461,557
SAP SE	43,775	5,930,359
ServiceNow, Inc.*	4,311	2,682,606
Sinch AB(m)*	21,203	408,590
Synopsys, Inc.*	3,419	1,023,683
TeamViewer AG(m)*	6,743	198,829
Temenos AG (Registered)	2,799	380,126
Trend Micro, Inc.	5,515	307,660
Tyler Technologies, Inc.*	888	407,281
WiseTech Global Ltd.	6,129	236,138
Xero Ltd.*	5,535	551,596

		86,598,961

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	348,105	49,256,857
Brother Industries Ltd.(x)	9,817	216,001
Canon, Inc.	41,871	1,029,906
FUJIFILM Holdings Corp.	15,074	1,299,831
Hewlett Packard Enterprise Co.	28,375	404,344
HP, Inc.	30,225	826,956
Logitech International SA (Registered)	7,256	642,620
NetApp, Inc.	4,890	438,926
Ricoh Co. Ltd.(x)	28,023	287,561
Seagate Technology Holdings plc	4,840	399,397
Seiko Epson Corp.(x)	11,717	236,395
Western Digital Corp.*	6,625	373,915

		55,412,709

Total Information Technology		290,272,935

Materials (3.0%)
Chemicals (1.6%)
Air Liquide SA	19,857	3,177,261
Air Products and Chemicals, Inc.	4,895	1,253,658
Akzo Nobel NV	7,989	869,929
Albemarle Corp.	2,364	517,645
Arkema SA	2,573	340,364
Asahi Kasei Corp.	52,573	561,149
BASF SE	38,503	2,933,650
Celanese Corp.	2,573	387,597
CF Industries Holdings, Inc.	4,630	258,447
Chr Hansen Holding A/S	4,421	361,034
Clariant AG (Registered)*	9,044	169,446
Corteva, Inc.	16,415	690,743
Covestro AG(m)	8,099	556,251
Croda International plc	5,848	667,815
Dow, Inc.	16,315	939,091
DuPont de Nemours, Inc.	11,844	805,274
Eastman Chemical Co.	2,970	299,198
Ecolab, Inc.	5,470	1,141,151
EMS-Chemie Holding AG (Registered)	294	276,722
Evonik Industries AG	8,790	278,408
FMC Corp.	2,800	256,368
FUCHS PETROLUB SE (Preference)(q)	2,913	136,286
Givaudan SA (Registered)	388	1,772,120
ICL Group Ltd.	29,529	214,788
International Flavors & Fragrances, Inc.	5,490	734,123
Johnson Matthey plc	8,113	292,620
JSR Corp.	8,477	307,283
Kansai Paint Co. Ltd.	7,370	183,253
Koninklijke DSM NV	7,225	1,444,125
LANXESS AG	3,482	236,776
Linde plc	11,579	3,397,047
LyondellBasell Industries NV, Class A	5,616	527,062
Mitsubishi Chemical Holdings Corp.	53,601	489,783
Mitsubishi Gas Chemical Co., Inc.	6,587	130,085
Mitsui Chemicals, Inc.	7,650	256,848
Mosaic Co. (The)	7,575	270,579
Nippon Paint Holdings Co. Ltd.	29,725	323,357
Nippon Sanso Holdings Corp.	6,257	157,459
Nissan Chemical Corp.	5,156	300,949
Nitto Denko Corp.	6,224	443,530
Novozymes A/S, Class B	8,725	597,337
Orica Ltd.	17,058	168,128
PPG Industries, Inc.	5,210	745,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sherwin-Williams Co. (The)	5,445	$1,523,130
Shin-Etsu Chemical Co. Ltd.	14,806	2,497,249
Sika AG (Registered)	5,943	1,879,741
Solvay SA	3,106	386,493
Sumitomo Chemical Co. Ltd.(x)	62,379	325,398
Symrise AG	5,393	711,458
Toray Industries, Inc.	58,106	371,095
Tosoh Corp.	10,822	196,378
Umicore SA	8,263	489,650
Yara International ASA	7,306	361,602

		38,612,015

Construction Materials (0.2%)
CRH plc	32,910	1,535,120
HeidelbergCement AG	6,238	467,841
Holcim Ltd.*	21,947	1,055,882
James Hardie Industries plc (CHDI)	18,620	667,879
Martin Marietta Materials, Inc.	1,347	460,243
Vulcan Materials Co.	2,910	492,256

		4,679,221

Containers & Packaging (0.1%)
Amcor plc	34,524	400,133
Avery Dennison Corp.	1,780	368,834
Ball Corp.	7,180	645,985
International Paper Co.	8,595	480,632
Packaging Corp. of America	2,082	286,150
Sealed Air Corp.	3,335	182,725
Smurfit Kappa Group plc	10,274	538,582
Westrock Co.	5,770	287,519

		3,190,560

Metals & Mining (1.0%)
Anglo American plc	54,286	1,872,588
Antofagasta plc	16,531	296,998
ArcelorMittal SA	30,050	906,720
BHP Group Ltd.	123,493	3,319,162
BHP Group plc	88,540	2,206,708
BlueScope Steel Ltd.	21,119	306,385
Boliden AB*	11,465	368,831
Evolution Mining Ltd.	71,629	181,516
Evraz plc	21,375	170,547
Fortescue Metals Group Ltd.	70,990	748,628
Freeport-McMoRan, Inc.	32,020	1,041,611
Glencore plc*	418,927	1,978,410
Hitachi Metals Ltd.*	8,977	173,939
JFE Holdings, Inc.(x)	20,588	307,199
Newcrest Mining Ltd.	34,230	561,179
Newmont Corp.	17,620	956,766
Nippon Steel Corp.	35,781	640,364
Norsk Hydro ASA	56,377	420,702
Northern Star Resources Ltd.	46,334	285,405
Nucor Corp.	6,615	651,511
Rio Tinto Ltd.	15,561	1,105,766
Rio Tinto plc	47,047	3,106,332
South32 Ltd.	200,414	508,704
Sumitomo Metal Mining Co. Ltd.	10,313	372,171
voestalpine AG(x)	4,865	178,811

		22,666,953

Paper & Forest Products (0.1%)
Mondi plc	20,354	497,502
Oji Holdings Corp.	33,984	171,482
Stora Enso OYJ, Class R	24,387	404,927
Svenska Cellulosa AB SCA, Class B	25,398	392,469
UPM-Kymmene OYJ	22,374	790,524

		2,256,904

Total Materials		71,405,653

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	2,694	514,743
American Tower Corp. (REIT)	9,755	2,589,075
Ascendas REIT (REIT)	134,115	295,182
AvalonBay Communities, Inc. (REIT)	3,065	679,327
Boston Properties, Inc. (REIT)	3,045	329,926
British Land Co. plc (The) (REIT)	36,906	243,747
CapitaLand Integrated Commercial Trust (REIT)	206,076	306,329
Covivio (REIT)	2,180	182,290
Crown Castle International Corp. (REIT)	9,450	1,637,874
Daiwa House REIT Investment Corp. (REIT)	75	219,763
Dexus (REIT)	45,529	352,277
Digital Realty Trust, Inc. (REIT)	6,131	885,623
Duke Realty Corp. (REIT)	8,118	388,609
Equinix, Inc. (REIT)	1,959	1,547,865
Equity Residential (REIT)	7,460	603,663
Essex Property Trust, Inc. (REIT)	1,403	448,595
Extra Space Storage, Inc. (REIT)	2,813	472,556
Federal Realty Investment Trust (REIT)	1,513	178,519
Gecina SA (REIT)	1,924	257,927
GLP J-REIT (REIT)	200	328,753
Goodman Group (REIT)	69,701	1,081,997
GPT Group (The) (REIT)	81,659	297,485
Healthpeak Properties, Inc. (REIT)	11,850	396,738
Host Hotels & Resorts, Inc. (REIT)*	15,545	253,850
Iron Mountain, Inc. (REIT)(x)	6,288	273,214
Japan Metropolitan Fund Invest (REIT)	312	299,944
Japan Real Estate Investment Corp. (REIT)	53	317,475
Kimco Realty Corp. (REIT)	9,500	197,125
Klepierre SA (REIT)	8,652	192,638
Land Securities Group plc (REIT)	29,529	274,846
Link REIT (REIT)	86,718	741,109
Mapletree Commercial Trust (REIT)	89,555	136,024
Mapletree Logistics Trust (REIT)	125,000	186,459
Mid-America Apartment Communities, Inc. (REIT)	2,485	464,074
Mirvac Group (REIT)	165,066	354,121
Nippon Building Fund, Inc. (REIT)	155	1,006,837
Nippon Prologis REIT, Inc. (REIT)	81	270,867
Nomura Real Estate Master Fund, Inc. (REIT)	165	237,770
Orix JREIT, Inc. (REIT)	106	184,645
Prologis, Inc. (REIT)	16,236	2,036,481
Public Storage (REIT)	3,355	996,770
Realty Income Corp. (REIT)	7,734	501,627
Regency Centers Corp. (REIT)	3,458	232,827
SBA Communications Corp. (REIT)	2,475	818,161
Scentre Group (REIT)	217,586	468,171
Segro plc (REIT)	49,952	801,550
Simon Property Group, Inc. (REIT)	7,140	927,986
Stockland (REIT)	100,069	319,992
UDR, Inc. (REIT)	6,395	338,807
Unibail-Rodamco-Westfield (REIT)*	5,224	382,080
United Urban Investment Corp. (REIT)	119	160,987
Ventas, Inc. (REIT)	8,239	454,875
Vicinity Centres (REIT)	162,211	193,270
Vornado Realty Trust (REIT)	3,410	143,254
Welltower, Inc. (REIT)	9,140	753,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Weyerhaeuser Co. (REIT)	16,406	$583,561

		29,743,396

Real Estate Management & Development (0.5%)
Aroundtown SA	41,882	289,346
Azrieli Group Ltd.	1,779	159,964
Capitaland Investment Ltd.*	109,909	275,218
CBRE Group, Inc., Class A*	7,390	719,490
City Developments Ltd.	16,394	82,736
CK Asset Holdings Ltd.	83,599	480,460
Daito Trust Construction Co. Ltd.(x)	2,706	315,934
Daiwa House Industry Co. Ltd.	23,711	791,866
Deutsche Wohnen SE	14,267	874,596
ESR Cayman Ltd.(m)*	83,000	250,560
Fastighets AB Balder, Class B*	4,408	264,394
Hang Lung Properties Ltd.	83,886	190,688
Henderson Land Development Co. Ltd.	60,761	230,653
Hongkong Land Holdings Ltd.	48,213	226,060
Hulic Co. Ltd.	11,269	125,633
LEG Immobilien SE	3,022	427,558
Lendlease Corp. Ltd.	28,855	223,979
Mitsubishi Estate Co. Ltd.	49,541	788,946
Mitsui Fudosan Co. Ltd.	38,400	914,684
New World Development Co. Ltd.	63,055	255,860
Nomura Real Estate Holdings, Inc.	4,762	124,099
Sino Land Co. Ltd.	138,110	185,820
Sumitomo Realty & Development Co. Ltd.	12,883	470,103
Sun Hung Kai Properties Ltd.	54,481	677,055
Swire Pacific Ltd., Class A	20,142	119,385
Swire Properties Ltd.	48,335	120,939
Swiss Prime Site AG (Registered)	3,184	310,076
UOL Group Ltd.	18,763	94,320
Vonovia SE	22,536	1,354,710
Wharf Real Estate Investment Co. Ltd.	69,287	357,958

		11,703,090

Total Real Estate		41,446,486

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	5,444	304,755
American Electric Power Co., Inc.	10,850	880,803
AusNet Services Ltd.	79,676	145,718
Chubu Electric Power Co., Inc.(x)	26,967	319,884
CK Infrastructure Holdings Ltd.	26,810	148,956
CLP Holdings Ltd.	68,439	658,269
Duke Energy Corp.	16,139	1,575,005
Edison International	8,295	460,124
EDP - Energias de Portugal SA	116,372	610,452
Electricite de France SA	19,492	244,778
Elia Group SA/NV	1,295	154,674
Endesa SA	13,315	268,542
Enel SpA	340,959	2,617,725
Entergy Corp.	4,370	433,985
Evergy, Inc.	4,968	309,010
Eversource Energy	7,470	610,747
Exelon Corp.	21,450	1,036,893
FirstEnergy Corp.	11,930	424,947
Fortum OYJ	18,619	566,243
HK Electric Investments & HK Electric Investments Ltd.(m)	110,248	109,449
Iberdrola SA	248,176	2,478,673
Kansai Electric Power Co., Inc. (The)(x)	29,484	286,126
Mercury NZ Ltd.	28,554	127,730
NextEra Energy, Inc.	43,160	3,388,923
NRG Energy, Inc.	5,370	219,257
Origin Energy Ltd.	73,832	248,827
Orsted A/S(m)	7,930	1,046,288
Pinnacle West Capital Corp.	2,390	172,940
Power Assets Holdings Ltd.	58,126	340,653
PPL Corp.	16,900	471,172
Red Electrica Corp. SA	18,146	362,709
Southern Co. (The)	23,205	1,438,014
SSE plc	43,688	917,384
Terna - Rete Elettrica Nazionale	58,982	418,350
Tohoku Electric Power Co., Inc.(x)	17,893	131,835
Tokyo Electric Power Co. Holdings, Inc.*	63,965	183,454
Verbund AG	2,854	288,298
Xcel Energy, Inc.	11,490	718,125

		25,119,717

Gas Utilities (0.1%)
APA Group	49,462	310,538
Atmos Energy Corp.	2,759	243,344
Enagas SA	10,433	231,870
Hong Kong & China Gas Co. Ltd.	468,666	709,901
Naturgy Energy Group SA	12,194	307,000
Osaka Gas Co. Ltd.	15,672	288,061
Snam SpA	84,534	468,577
Toho Gas Co. Ltd.(x)	3,012	131,582
Tokyo Gas Co. Ltd.	15,715	292,660

		2,983,533

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	14,630	334,003
EDP Renovaveis SA	12,080	297,501
Meridian Energy Ltd.	53,713	182,136
Uniper SE	3,835	160,076

		973,716

Multi-Utilities (0.5%)
AGL Energy Ltd.	26,118	108,097
Ameren Corp.	5,370	434,970
CenterPoint Energy, Inc.	11,940	293,724
CMS Energy Corp.	6,225	371,819
Consolidated Edison, Inc.	7,530	546,603
Dominion Energy, Inc.	17,902	1,307,204
DTE Energy Co.	4,210	470,299
E.ON SE	94,118	1,151,483
Engie SA	76,567	1,004,903
National Grid plc	148,785	1,769,842
NiSource, Inc.	8,395	203,411
Public Service Enterprise Group, Inc.	11,125	677,512
RWE AG	26,930	952,012
Sempra Energy	6,370	805,805
Suez SA	14,487	330,365
Veolia Environnement SA	22,591	691,346
WEC Energy Group, Inc.	6,910	609,462

		11,728,857

Water Utilities (0.1%)
American Water Works Co., Inc.	3,928	663,989
Severn Trent plc	10,014	350,176
United Utilities Group plc	28,585	371,678

		1,385,843

Total Utilities		42,191,666

Total Common Stocks (64.6%) (Cost $881,820,771)		1,509,434,242

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.1%)
FHLB
2.500%, 2/13/24	$2,060,000	2,163,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
3.250%, 11/16/28	$5,435,000	$6,127,541
FHLMC
2.375%, 1/13/22	3,893,000	3,918,555
2.750%, 6/19/23	10,577,000	11,027,911
FNMA
2.875%, 9/12/23	14,530,000	15,245,466
1.875%, 9/24/26	9,601,000	9,999,330

Total U.S. Government Agency Securities		48,482,223

U.S. Treasury Obligations (30.0%)
U.S. Treasury Bonds
7.125%, 2/15/23	5,834,400	6,390,347
6.000%, 2/15/26	7,968,000	9,716,662
6.125%, 11/15/27	9,755,200	12,616,865
5.250%, 11/15/28	6,137,900	7,792,473
U.S. Treasury Notes
0.125%, 11/30/22	16,233,200	16,232,257
2.000%, 11/30/22	13,540,200	13,835,062
2.125%, 12/31/22	9,059,700	9,282,689
0.125%, 1/31/23	7,474,400	7,471,204
2.000%, 2/15/23	9,632,200	9,874,371
1.500%, 3/31/23	2,373,900	2,420,454
0.125%, 4/30/23	45,443,500	45,383,283
1.750%, 5/15/23	9,738,500	9,981,582
1.625%, 5/31/23	1,670,900	1,709,802
2.500%, 8/15/23	12,062,500	12,565,659
1.375%, 8/31/23	11,887,000	12,137,691
1.375%, 9/30/23	3,107,400	3,174,875
2.750%, 11/15/23#	20,942,300	22,022,206
2.125%, 11/30/23	14,776,800	15,350,503
2.250%, 12/31/23	21,526,400	22,443,121
2.500%, 1/31/24	10,733,200	11,265,685
2.750%, 2/15/24	23,729,900	25,066,506
2.125%, 3/31/24	9,485,500	9,889,294
2.250%, 11/15/24	6,941,800	7,306,282
1.500%, 11/30/24	10,472,100	10,777,236
2.000%, 2/15/25	6,977,400	7,297,549
0.500%, 3/31/25	5,896,700	5,863,079
2.125%, 5/15/25	10,442,700	10,974,719
0.250%, 6/30/25#	24,547,400	24,104,202
2.000%, 8/15/25#	26,449,400	27,693,863
0.250%, 8/31/25	14,730,000	14,426,531
0.250%, 9/30/25	7,850,100	7,680,845
2.250%, 11/15/25	3,196,500	3,380,322
0.375%, 12/31/25	9,072,800	8,887,745
0.375%, 1/31/26	19,963,400	19,527,523
1.625%, 2/15/26	13,243,100	13,660,266
0.500%, 2/28/26	6,212,400	6,105,819
0.750%, 4/30/26	3,043,000	3,018,532
0.750%, 5/31/26	22,480,400	22,281,921
1.500%, 8/15/26	20,374,200	20,877,915
0.750%, 8/31/26	6,227,400	6,158,361
2.000%, 11/15/26	26,430,400	27,726,883
2.250%, 2/15/27	10,911,900	11,586,151
2.375%, 5/15/27	12,105,300	12,941,645
2.250%, 8/15/27	11,098,700	11,790,742
2.250%, 11/15/27	12,811,800	13,613,721
2.750%, 2/15/28	6,942,100	7,592,504
2.875%, 5/15/28	8,176,200	9,014,944
2.875%, 8/15/28	1,291,600	1,426,036
3.125%, 11/15/28	8,657,200	9,720,220
2.625%, 2/15/29	6,493,500	7,075,586
2.375%, 5/15/29	6,559,400	7,035,279
1.625%, 8/15/29	4,888,800	4,975,912
1.500%, 2/15/30	4,449,300	4,474,319
0.625%, 5/15/30	12,141,700	11,323,098
0.625%, 8/15/30	12,831,400	11,929,414
0.875%, 11/15/30	15,324,900	14,532,204
1.125%, 2/15/31	17,094,400	16,541,981
1.625%, 5/15/31	12,509,200	12,643,429

Total U.S. Treasury Obligations		702,589,369

Total Long-Term Debt Securities (32.1%) (Cost $737,635,407)		751,071,592

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Continental AG*	922	54,480

Total Consumer Discretionary		54,480

Industrials (0.0%)
Airlines (0.0%)
Deutsche Lufthansa AG, expiring 10/5/21(x)*	12,529	29,752

Total Industrials		29,752

Utilities (0.0%)
Multi-Utilities (0.0%)
Veolia Environnement SA, expiring 10/1/21(x)*	22,591	18,741

Total Utilities		18,741

Total Rights (0.0%) (Cost $144,615)		102,973

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.2%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $500,002, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $510,000.(xx)	$500,000	500,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $2,551,963, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $2,603,000.(xx)	2,551,961	2,551,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $400,021, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $444,247.(xx)	$400,000	$400,000

Total Repurchase Agreements		3,451,961

Total Short-Term Investments (0.2%) (Cost $4,451,961)		4,451,961

Total Investments in Securities (96.9%) (Cost $1,624,052,754)		2,265,060,768
Other Assets Less Liabilities (3.1%)		72,662,979

Net Assets (100%)		$2,337,723,747

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $44,168,837.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $14,037,055 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $20,496,465. This was collateralized by $17,075,669 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 10/7/21 - 2/15/51 and by cash of $4,451,961 which was subsequently invested in an investment company and joint repurchase agreements

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.3%
Austria	0.1
Belgium	0.3
Brazil	0.0	#
Chile	0.0	#
China	0.3
Denmark	0.8
Finland	0.4
France	3.1
Germany	2.7
Hong Kong	0.8
Ireland	0.2
Israel	0.2
Italy	0.6
Japan	7.3
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Netherlands	1.6
New Zealand	0.1
Norway	0.2
Poland	0.0	#
Portugal	0.1
Russia	0.0	#
Saudi Arabia	0.0	#
Singapore	0.3
South Africa	0.1
Spain	0.7
Sweden	1.0
Switzerland	2.9
Taiwan	0.0	#
United Arab Emirates	0.0	#
United Kingdom	3.7
United States	67.0
Cash and Other	3.1

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	23	12/2021	USD	2,607,050	(36,932)
Russell 2000 E-Mini Index	840	12/2021	USD	92,433,600	(1,863,769)
S&P 500 E-Mini Index	522	12/2021	USD	112,171,275	(4,853,279)
S&P Midcap 400 E-Mini Index	352	12/2021	USD	92,688,640	(2,756,603)
U.S. Treasury 2 Year Note	82	12/2021	USD	18,044,485	(16,629)
U.S. Treasury 5 Year Note	22	12/2021	USD	2,700,328	(18,762)
U.S. Treasury 10 Year Note	144	12/2021	USD	18,951,750	(206,068)

					(9,752,042)

Short Contracts
EURO STOXX 50 Index	(2,091)	12/2021	EUR	(98,047,007)	3,004,744
FTSE 100 Index	(635)	12/2021	GBP	(60,520,796)	(201,996)
SPI 200 Index	(377)	12/2021	AUD	(49,693,071)	303,017
TOPIX Index	(277)	12/2021	JPY	(50,536,727)	(145,426)

					2,960,339

					(6,791,703)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	99,036,267	USD	11,241,389	Goldman Sachs Bank USA	10/13/2021	86,906
NOK	202,596,535	USD	22,941,522	Morgan Stanley	10/13/2021	232,549
USD	16,490,038	NOK	143,038,000	Morgan Stanley	10/13/2021	128,590
USD	3,195,801	SEK	27,706,754	Goldman Sachs Bank USA	10/13/2021	30,682
USD	3,404,734	SEK	29,185,000	Morgan Stanley	10/13/2021	70,744
USD	3,722,413	NZD	5,298,363	BNP Paribas	10/15/2021	64,911
USD	48,185,073	CHF	43,491,076	Citibank NA	10/28/2021	1,490,157
USD	3,547,233	CHF	3,264,931	JPMorgan Chase Bank	10/28/2021	41,785
USD	29,675,971	CHF	27,396,509	Morgan Stanley	10/28/2021	261,254
EUR	6,130,622	USD	7,104,631	Goldman Sachs Bank USA	11/8/2021	1,625
EUR	18,798,405	USD	21,786,475	Morgan Stanley	11/8/2021	3,527
USD	92,231,436	EUR	77,634,843	Bank of America	11/8/2021	2,241,705
USD	73,494,787	EUR	62,145,385	BNP Paribas	11/8/2021	1,459,523
USD	24,455,050	EUR	20,757,615	Goldman Sachs Bank USA	11/8/2021	394,047
USD	23,120,122	GBP	16,802,941	BNP Paribas	11/10/2021	479,011
USD	56,803,706	GBP	41,443,548	Morgan Stanley	11/10/2021	960,625
JPY	1,289,599,869	USD	11,582,446	Morgan Stanley	11/17/2021	8,343
USD	14,685,104	JPY	1,614,180,000	Morgan Stanley	11/17/2021	177,023
USD	102,948,150	JPY	11,309,873,424	UBS AG	11/17/2021	1,296,183

Total unrealized appreciation						9,429,190

SEK	170,000,749	USD	19,546,147	BNP Paribas	10/13/2021	(125,874)
SEK	87,401,774	USD	10,126,268	Goldman Sachs Bank USA	10/13/2021	(141,804)
SEK	83,851,906	USD	9,743,113	Societe Generale SA	10/13/2021	(164,173)
USD	1,914,257	NOK	17,067,869	Citibank NA	10/13/2021	(38,057)
USD	4,403,949	NOK	38,950,738	Goldman Sachs Bank USA	10/13/2021	(51,444)
USD	7,457,296	NOK	66,239,876	JPMorgan Chase Bank	10/13/2021	(119,574)
USD	43,609,641	SEK	382,186,235	Goldman Sachs Bank USA	10/13/2021	(49,937)
NZD	2,727,035	USD	1,899,803	Morgan Stanley	10/15/2021	(17,309)
CHF	8,042,923	USD	8,653,904	Goldman Sachs Bank USA	10/28/2021	(18,487)
CHF	12,472,000	USD	13,659,284	Morgan Stanley	10/28/2021	(268,514)
EUR	16,694,849	USD	19,585,798	BNP Paribas	11/8/2021	(234,114)
EUR	29,302,666	USD	34,138,180	Goldman Sachs Bank USA	11/8/2021	(172,258)
EUR	46,264,321	USD	54,874,923	Morgan Stanley	11/8/2021	(1,248,051)
USD	34,499,360	AUD	47,812,582	Morgan Stanley	11/9/2021	(72,140)
GBP	9,232,644	USD	12,766,571	BNP Paribas	11/10/2021	(326,051)
GBP	15,351,474	USD	20,690,454	Morgan Stanley	11/10/2021	(5,121)
JPY	7,169,159,048	USD	65,117,662	Morgan Stanley	11/17/2021	(682,006)
JPY	447,076,735	USD	4,071,963	UBS AG	11/17/2021	(53,684)

Total unrealized depreciation						(3,788,598)

Net unrealized appreciation						5,640,592

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$92,985,866	$32,980,136	$—		$125,966,002
Consumer Discretionary	99,923,927	89,390,302	—		189,314,229
Consumer Staples	47,014,779	71,525,602	—		118,540,381
Energy	21,530,549	24,410,856	—		45,941,405
Financials	92,468,175	120,093,753	—	(a)	212,561,928
Health Care	107,664,069	88,607,801	—	(a)	196,271,870
Industrials	65,307,442	110,214,245	—		175,521,687
Information Technology	224,014,070	66,258,865	—		290,272,935
Materials	20,000,560	51,405,093	—		71,405,653
Real Estate	20,575,296	20,871,190	—		41,446,486
Utilities	19,406,845	22,784,821	—		42,191,666
Forward Currency Contracts	—	9,429,190	—		9,429,190
Futures	3,307,761	—	—		3,307,761
Rights
Consumer Discretionary	—	54,480	—		54,480
Industrials	—	29,752	—		29,752
Utilities	—	18,741	—		18,741
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	3,451,961	—		3,451,961
U.S. Government Agency Securities	—	48,482,223	—		48,482,223
U.S. Treasury Obligations	—	702,589,369	—		702,589,369

Total Assets	$815,199,339	$1,462,598,380	$—		$2,277,797,719

Liabilities:
Forward Currency Contracts	$—	$(3,788,598)	$—		$(3,788,598)
Futures	(10,099,464)	—	—		(10,099,464)

Total Liabilities	$(10,099,464)	$(3,788,598)	$—		$(13,888,062)

Total	$805,099,875	$1,458,809,782	$—		$2,263,909,657

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$735,788,678
Aggregate gross unrealized depreciation	(105,565,310)

Net unrealized appreciation	$630,223,368

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,633,686,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.3%)
Affirm Asset Securitization Trust,
Series 2020-A A
2.100%, 2/18/25§	$1,749,000	$1,758,868
Series 2021-A A
0.880%, 8/15/25§	1,000,000	1,002,208
Series 2021-Z1 A
1.070%, 8/15/25§	1,420,688	1,423,747
AGL CLO 12 Ltd.,
Series 2021-12A A1
1.290%, 7/20/34(l)§	3,900,765	3,903,449
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§	4,500,000	4,506,354
Brex Commercial Charge Card Master Trust,
Series 2021-1 A
2.090%, 7/15/24§	3,246,000	3,280,522
Carmax Auto Owner Trust,
Series 2021-1 C
0.940%, 12/15/26	1,177,000	1,165,220
Carvana Auto Receivables Trust,
Series 2021-N1 C
1.300%, 1/10/28	3,616,000	3,634,468
Series 2021-N2 B
0.750%, 3/10/28	732,000	729,980
Series 2021-N3 C
1.020%, 6/12/28	1,453,000	1,452,236
Chase Auto Credit Linked Notes,
Series 2020-1 C
1.389%, 1/25/28§	656,618	659,522
Series 2020-2 D
1.487%, 2/25/28§	1,065,731	1,070,114
Series 2021-1 B
0.875%, 9/25/28§	4,150,728	4,156,084
Series 2021-2 B
0.889%, 12/26/28§	3,524,000	3,527,211
CPS Auto Receivables Trust,
Series 2020-C B
1.010%, 1/15/25§	3,801,000	3,813,666
Series 2021-A C
0.830%, 9/15/26§	3,921,000	3,919,085
Crossroads Asset Trust,
Series 2021-A B
1.120%, 6/20/25§	1,058,000	1,057,920
Donlen Fleet Lease Funding LLC,
Series 2021-2 C
1.200%, 12/11/34§	1,678,000	1,675,637
Drive Auto Receivables Trust,
Series 2021-1 C
1.020%, 6/15/27	1,230,000	1,233,711
Dryden 78 CLO Ltd.,
Series 2020-78A C
2.084%, 4/17/33(l)§	2,120,000	2,123,382
Series 2020-78A D
3.134%, 4/17/33(l)§	850,000	851,533
DT Auto Owner Trust,
Series 2021-1A C
0.840%, 10/15/26§	4,708,000	4,710,179
Series 2021-2A C
1.100%, 2/16/27§	1,050,000	1,052,251
Elevation CLO Ltd.,
Series 2020-11A C
2.326%, 4/15/33(l)§	1,870,000	1,825,307
Encina Equipment Finance LLC,
Series 2021-1A B
1.210%, 2/16/27§	900,000	898,002
Exeter Automobile Receivables Trust,
Series 2020-3A C
1.320%, 7/15/25	3,009,000	3,029,611
Series 2021-1A C
0.740%, 1/15/26	3,332,000	3,338,312
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§	1,508,000	1,506,116
First Investors Auto Owner Trust,
Series 2020-1A A
1.490%, 1/15/25§	449,990	451,338
Series 2021-2A C
1.470%, 11/15/27§	2,862,000	2,846,340
Flagship Credit Auto Trust,
Series 2019-4 B
2.530%, 11/17/25§	3,600,000	3,674,235
Series 2020-4 C
1.280%, 2/16/27§	3,820,000	3,841,222
Ford Credit Auto Owner Trust,
Series 2021-1 C
1.910%, 10/17/33§	1,168,000	1,171,457
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C
1.020%, 9/15/26§	1,411,000	1,399,381
FREED ABS Trust,
Series 2021-3FP A
0.620%, 11/20/28§	4,050,000	4,049,939
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
1.204%, 4/20/34(l)§	2,550,000	2,551,584
GSF Mortgage Corp.,
1.433%, 8/15/26(l)	404,621	404,395
2.435%, 8/15/26(l)	819,000	841,704
2.638%, 8/15/26(l)	98,000	100,505
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§	1,368,333	1,528,504
Invitation Homes Trust,
Series 2018-SFR3 A
1.084%, 7/17/37(l)§	1,193,821	1,194,654
Kayne CLO 7 Ltd.,
Series 2020-7A C
2.134%, 4/17/33(l)§	970,000	971,815
Kayne CLO II Ltd.,
Series 2018-2A AR
1.206%, 10/15/31(l)§	3,513,691	3,518,283
Mission Lane Credit Card Master Trust,
Series 2021-A A
1.590%, 9/15/26§	808,000	804,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§	$1,331,231	$1,373,504
Nelnet Student Loan Trust,
Series 2021-CA AFX
1.320%, 4/20/62§	3,230,000	3,213,260
OCP CLO Ltd.,
Series 2020-18A AR
1.224%, 7/20/32(l)§	3,424,000	3,428,670
Santander Drive Auto Receivables Trust,
Series 2020-4 D
1.480%, 1/15/27	2,621,000	2,655,241
SoFi Consumer Loan Program Trust,
Series 2019-3 A
2.900%, 5/25/28§	73,251	73,379
Upstart Securitization Trust,
Series 2020-3 A
1.702%, 11/20/30§	2,321,678	2,333,548
Series 2021-1 A
0.870%, 3/20/31§	962,967	964,985
Voya CLO Ltd.,
Series 2019-1A DR
2.976%, 4/15/31(l)§	800,000	798,094
Westlake Automobile Receivables Trust,
Series 2020-3A C
1.240%, 11/17/25§	4,108,000	4,142,763
Series 2021-1A C
0.950%, 3/16/26§	4,864,000	4,882,709
World Financial Network Credit Card Master Trust,
Series 2019-B M
3.040%, 4/15/26	2,700,000	2,750,093

Total Asset-Backed Securities		119,270,771

Collateralized Mortgage Obligations (3.8%)
Bellemeade Re Ltd.,
Series 2019-1A M1B
1.836%, 3/25/29(l)§	2,374,800	2,374,800
Series 2019-3A M1B
1.686%, 7/25/29(l)§	1,577,484	1,582,040
Series 2020-3A M1B
2.936%, 10/25/30(l)§	671,457	681,722
Series 2021-2A M1A
1.250%, 6/25/31(l)§	2,107,647	2,112,285
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
2.186%, 4/25/47(l)§	416,830	422,848
Collateralized Mortgage Obligation,
3.647%, 3/15/35(l)	2,920,000	3,020,187
Eagle RE Ltd.,
Series 2020-1 M1A
0.986%, 1/25/30(l)§	2,700,000	2,689,365
FHLMC,
Series 3017 CF
0.384%, 8/15/25(l)	766	766
Series 3305 FT
0.484%, 7/15/34(l)	64,869	65,453
Series 3349 FE
0.574%, 7/15/37(l)	1,184,938	1,203,281
Series 3807 FM
0.584%, 2/15/41(l) $	39,615	39,002
Series 3927 FH
0.534%, 9/15/41(l)	42,909	43,551
Series 4029 LD
1.750%, 1/15/27	1,778,975	1,816,797
Series 4087 FB
0.554%, 7/15/42(l)	1,092,416	1,105,099
Series 4286 VF
0.534%, 12/15/43(l)	843,360	852,133
Series 4350 KF
0.450%, 1/15/39(l)	418,486	415,474
Series 4457 BA
3.000%, 7/15/39	4,009,201	4,258,112
Series 4459 CA
5.000%, 12/15/34	679,063	746,397
Series 4483 A
3.000%, 12/15/29	504,328	521,618
Series 4486 JN
2.000%, 11/15/24	2,065,427	2,100,953
FHLMC STACR REMIC Trust,
Series 2020-DNA6 M1
0.950%, 12/25/50(l)§	511,425	511,613
Series 2021-DNA5 M2
1.700%, 1/25/34(l)§	1,210,703	1,220,594
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1 M3
3.386%, 10/25/27(l)	1,183,627	1,205,796
FNMA,
Series 2006-42 CF
0.536%, 6/25/36(l)	57,360	56,473
Series 2007-109 GF
0.766%, 12/25/37(l)	91,096	93,288
Series 2010-39 FT
1.036%, 10/25/35(l)	2,248,168	2,306,161
Series 2011-53 FT
0.666%, 6/25/41(l)	205,041	208,550
Series 2011-86 KF
0.636%, 9/25/41(l)	203,086	206,686
Series 2011-86 NF
0.636%, 9/25/41(l)	89,578	91,075
Series 2012-65 FA
0.536%, 6/25/42(l)	31,177	31,303
Series 2013-121 FA
0.486%, 12/25/43(l)	646,691	652,490
Series 2014-49 AF
0.420%, 8/25/44(l)	2,047,802	2,046,286
Series 2014-54 LA
3.000%, 2/25/44	193,470	195,385
Series 2014-C04 1M2
4.986%, 11/25/24(l)	1,048,676	1,087,738
Series 2014-C04 2M2
5.086%, 11/25/24(l)	432,059	440,769
Series 2015-C01 1M2
4.386%, 2/25/25(l)	450,438	459,690
Series 2015-C02 1M2
4.086%, 5/25/25(l)	101,815	103,638
Series 2016-C02 1M2
6.086%, 9/25/28(l)	882,195	922,456
Series 2016-C03 2M2
5.986%, 10/25/28(l)	1,716,506	1,802,987
Series 2016-C06 1M2
4.336%, 4/25/29(l)	1,042,894	1,080,526
Home RE Ltd.,
Series 2020-1 M1B
3.336%, 10/25/30(l)§	2,125,000	2,143,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-1 M1A
1.136%, 7/25/33(l)§	$4,710,325	$4,697,580
Mello Warehouse Securitization Trust,
Series 2020-1 A
0.986%, 10/25/53(l)§	3,146,861	3,154,680
Series 2021-1 A
0.786%, 2/25/55(l)§	2,423,425	2,428,973
Oaktown Re V Ltd.,
Series 2020-2A M1A
2.486%, 10/25/30(l)§	259,301	259,301
PMT Credit Risk Transfer Trust,
Series 2019-1R A
2.087%, 3/27/24(l)§	370,817	370,855
Series 2019-2R A
2.837%, 5/27/23(l)§	816,109	807,948
Series 2019-3R A
2.787%, 10/27/22(l)§	178,233	179,208
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-1 A
0.786%, 2/25/55(l)§	2,318,881	2,309,543
Radnor RE Ltd.,
Series 2019-1 M1B
2.036%, 2/25/29(l)§	1,277,057	1,282,046
Series 2019-2 M1B
1.836%, 6/25/29(l)§	1,957,825	1,961,731
Series 2020-1 M1A
1.036%, 1/25/30(l)§	889,957	887,735
Traingle Re Ltd.,
Series 2020-1 M1A
3.086%, 10/25/30(l)§	477,507	477,507
Series 2021-1 M1A
1.786%, 8/25/33(l)§	563,580	563,650

Total Collateralized Mortgage Obligations		62,299,984

Commercial Mortgage-Backed Securities (4.7%)
Ashford Hospitality Trust,
Series 2018-KEYS A
1.084%, 6/15/35(l)§	1,590,446	1,590,466
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§	1,250,000	1,150,483
Series 2017-SCH AF
1.084%, 11/15/33(l)§	3,005,000	2,935,726
BBCMS Mortgage Trust,
Series 2020-BID A
2.224%, 10/15/37(l)§	3,190,000	3,208,937
BCP Trust,
Series 2021-330N A
0.883%, 6/15/38(l)§	591,999	590,478
BFLD Trust,
Series 2021-FPM A
1.684%, 6/15/38(l)§	4,795,000	4,798,000
BHMS Mortgage Trust,
Series 2018-ATLS A
1.334%, 7/15/35(l)§	2,305,875	2,307,313
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	2,000,000	2,053,504
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 AS
3.683%, 9/10/45§	1,910,000	1,941,494
Series 2013-GC11 AS
3.422%, 4/10/46	4,720,249	4,851,429
Series 2013-GC11 B
3.732%, 4/10/46(l)	2,000,000	2,078,012
CLNY Trust,
Series 2019-IKPR D
2.109%, 11/15/38(l)§	2,400,000	2,396,251
DBWF Mortgage Trust,
Series 2018-GLKS A
1.117%, 12/19/30(l)§	2,537,354	2,540,570
GCT Commercial Mortgage Trust,
Series 2021-GCT B
1.334%, 2/15/38(l)§	2,996,618	2,996,617
Great Wolf Trust,
Series 2019-WOLF A
1.118%, 12/15/36(l)§	3,950,000	3,948,764
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A
1.284%, 6/15/38(l)§	3,195,119	3,198,161
Series 2019-SMP A
1.234%, 8/15/32(l)§	1,550,000	1,549,999
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.209%, 8/10/44(l)§	3,526,965	3,517,757
Series 2011-GC5 D
5.303%, 8/10/44(l)§	49,051	23,776
Series 2012-GC6 B
6.045%, 1/10/45(l)§	2,600,000	2,607,526
Series 2012-GCJ7 AS
4.085%, 5/10/45	3,230,000	3,263,970
Series 2012-GCJ9 AS
3.124%, 11/10/45	3,133,190	3,197,547
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8 C
4.780%, 10/15/45(l)§	3,752,000	3,657,557
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27 AS
3.634%, 2/15/48	1,453,948	1,539,730
Morgan Stanley Capital I Trust,
Series 2011-C3 C
5.467%, 7/15/49(l)§	583,068	577,148
Series 2015-XLF2
SNMA
2.034%, 11/15/26(l)§	1,027,796	925,793
Series 2019-BPR C
3.134%, 5/15/36(l)§	2,220,000	2,022,960
Natixis Commercial Mortgage Securities Trust,
Series 2018-850T A
0.867%, 7/15/33(l)§	2,422,460	2,412,129
Series 2019-MILE A
1.584%, 7/15/36(l)§	1,199,586	1,199,305
Starwood Retail Property Trust,
Series 2014-STAR A
1.554%, 11/15/27(l)§	4,557,485	2,988,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A3
2.533%, 12/10/45	$3,031,144	$3,045,809
Series 2013-C5 B
3.649%, 3/10/46(l)§	2,414,356	2,436,472

Total Commercial Mortgage- Backed Securities		77,551,855

Corporate Bonds (3.3%)
Communication Services (0.0%)
Interactive Media & Services (0.0%)
Baidu, Inc.
1.625%, 2/23/27	667,000	657,902

Total Communication Services		657,902

Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.3%)
Expedia Group, Inc.
4.625%, 8/1/27	1,012,000	1,145,113
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,490,062
2.900%, 6/25/25	2,462,000	2,467,045

		5,102,220

Total Consumer Discretionary		5,102,220

Consumer Staples (0.7%)
Food & Staples Retailing (0.2%)
Cencosud SA
5.150%, 2/12/25(m)	2,885,000	3,165,025

Food Products (0.2%)
Sigma Alimentos SA de CV
4.125%, 5/2/26(m)	2,950,000	3,220,294

Tobacco (0.3%)
BAT International Finance plc
1.668%, 3/25/26	4,662,000	4,662,979

Total Consumer Staples		11,048,298

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Sinopec Group Overseas Development 2018 Ltd.
2.500%, 8/8/24§	3,000,000	3,123,000

Total Energy		3,123,000

Financials (1.7%)
Banks (1.1%)
Banco Santander SA
2.746%, 5/28/25	2,800,000	2,939,026
Bank of America Corp.
(SOFR + 0.96%),
1.734%, 7/22/27(k)	4,925,000	4,944,388
Citigroup, Inc.
(SOFR + 2.84%),
3.106%, 4/8/26(k)	2,107,000	2,236,810
Credicorp Ltd.
2.750%, 6/17/25(m)	2,336,000	2,370,806
Danske Bank A/S
(ICE LIBOR USD 3
Month + 1.59%),
3.244%, 12/20/25(k)§	1,582,000	1,679,721
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 0.78%), 0.991%,
1/12/25(k)§	3,964,000	3,950,509

		18,121,260

Consumer Finance (0.2%)
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§	3,675,000	3,893,463

Diversified Financial Services (0.4%)
Azure Orbit IV International Finance Ltd.
3.750%, 1/25/23(m)5,560,000		5,729,469

Total Financials		27,744,192

Industrials (0.3%)
Airlines (0.1%)
Southwest Airlines Co.
5.250%, 5/4/25	1,658,000	1,869,677

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC
5.500%, 12/15/24§	388,000	434,624
1.950%, 1/30/26§	1,884,000	1,876,223
1.950%, 9/20/26§	623,000	616,584

		2,927,431

Total Industrials		4,797,108

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
Vornado Realty LP (REIT)
2.150%, 6/1/26	2,431,000	2,466,289

Total Real Estate		2,466,289

Total Corporate Bonds		54,939,009

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	1,120,977	1,210,585
3.500%, 11/1/49	4,542,644	4,889,356

Total Mortgage-Backed Securities		6,099,941

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds,
Series 2010A
4.839%, 1/1/41	18,000	23,447
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	6,000	8,302
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	11,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	$6,000	$9,019
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	9,147
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	6,000	7,238
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	11,910
City of New York, Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	9,351
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	9,647
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	48,549
6.750%, 8/1/49	6,000	10,135
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.755%, 7/1/29	6,000	7,395
5.750%, 7/1/34	7,000	9,262
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	8,727
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	6,000	8,982
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	55,555
Massachusetts Water Pollution Abatement Trust, Revenue Bonds,
Series 2010-15B
5.192%, 8/1/40	45,000	52,470
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	11,473
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	7,728
6.648%, 11/15/39	6,000	8,485
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	15,675
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	46,046
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	8,000	13,272
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	6,000	7,937
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	12,557
5.561%, 12/1/49	7,000	10,193
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	6,000	7,384
6.918%, 4/1/40	6,000	9,061
7.043%, 4/1/50	6,000	10,555
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	7,000	11,299
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	9,541
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	6,000	6,476
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	7,180
5.600%, 3/15/40	6,000	8,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	$8,000	$9,968
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	8,296
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	7,543
5.140%, 8/1/40	6,000	8,286
Tobacco Settlement Finance Authority Taxable Tobacco Settlement, Series 2020
3.000%, 6/1/35	3,455,242	3,545,739

Total Municipal Bonds		4,082,976

U.S. Government Agency Securities (29.4%)
FFCB
0.160%, 10/13/22	40,000,000	40,022,172
0.125%, 3/9/23	50,000,000	49,938,130
0.125%, 4/13/23	50,000,000	49,935,885
0.250%, 6/28/23	35,000,000	34,994,057
FHLB
2.625%, 12/10/21	15,000,000	15,072,680
2.875%, 12/10/21	25,000,000	25,134,160
1.625%, 12/20/21	5,000,000	5,017,195
1.375%, 2/17/23	14,835,000	15,084,056
0.125%, 3/17/23	30,000,000	29,991,012
0.125%, 8/28/23	25,000,000	24,913,902
1.875%, 9/11/26	20,000,000	20,819,686
5.500%, 7/15/36	12,000	17,515
FHLMC
2.750%, 6/19/23	2,717,000	2,832,829
0.250%, 8/24/23	13,000,000	12,990,277
0.250%, 11/6/23	50,000,000	49,968,455
1.500%, 2/12/25	25,500,000	26,274,800
FNMA
2.625%, 1/11/22	57,380,000	57,799,258
2.500%, 2/5/24	5,000,000	5,249,916
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	5,000,000	5,081,666
Iraq Government AID Bonds
2.149%, 1/18/22	10,289,000	10,349,098

Total U.S. Government Agency Securities		481,486,749

U.S. Treasury Obligations (42.4%)
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS	8,457,441	9,040,771
0.250%, 1/15/25 TIPS	5,027,613	5,397,969
0.625%, 1/15/26 TIPS	40,514,620	44,675,580
U.S. Treasury Notes
2.875%, 10/15/21	22,874,000	22,898,889
1.625%, 12/31/21	41,558,700	41,719,482
1.375%, 1/31/22	36,663,300	36,824,010
1.125%, 2/28/22	46,810,400	47,017,691
0.125%, 6/30/22	78,306,200	78,334,273
0.125%, 8/31/22	78,328,000	78,349,462
0.125%, 11/30/22	46,978,100	46,975,371
0.125%, 3/31/23	117,000,000	116,894,887
0.125%, 5/31/23	49,722,000	49,641,018
2.875%, 9/30/23	111,406,000	117,119,568

Total U.S. Treasury Obligations		694,888,971

Total Long-Term Debt Securities (91.5%) (Cost $1,499,514,209)		1,500,620,256

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (7.6%)
U.S. Treasury Bills
0.04%, 11/26/21(p)	47,037,100	47,033,977
0.04%, 12/23/21(p)	62,322,700	62,317,066
0.06%, 6/16/22(p)	14,565,000	14,558,612

Total U.S. Treasury Obligations		123,909,655

Total Short-Term Investments (7.6%) (Cost $123,908,235)		123,909,655

Total Investments in Securities (99.1%) (Cost $1,623,422,444)		1,624,529,911
Other Assets Less Liabilities (0.9%)		14,472,438

Net Assets (100%)		$1,639,002,349

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $206,204,641 or 12.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $14,485,594 or 0.9% of net assets.

(p)	Yield to maturity.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	78	12/2021	USD	17,164,266	(9,780)

					(9,780)

Short Contracts
U.S. Treasury 5 Year Note	(928)	12/2021	USD	(113,904,751)	831,099
U.S. Treasury 10 Year Note	(56)	12/2021	USD	(7,370,125)	80,370

					911,469

					901,689

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$119,270,771	$—	$119,270,771
Collateralized Mortgage Obligations	—	62,299,984	—	62,299,984
Commercial Mortgage-Backed Securities	—	77,551,855	—	77,551,855
Corporate Bonds
Communication Services	—	657,902	—	657,902
Consumer Discretionary	—	5,102,220	—	5,102,220
Consumer Staples	—	11,048,298	—	11,048,298
Energy	—	3,123,000	—	3,123,000
Financials	—	27,744,192	—	27,744,192
Industrials	—	4,797,108	—	4,797,108
Real Estate	—	2,466,289	—	2,466,289
Futures	911,469	—	—	911,469
Mortgage-Backed Security	—	6,099,941	—	6,099,941
Municipal Bonds	—	4,082,976	—	4,082,976
Short-Term Investments
U.S. Treasury Obligations	—	123,909,655	—	123,909,655
U.S. Government Agency Securities	—	481,486,749	—	481,486,749
U.S. Treasury Obligations	—	694,888,971	—	694,888,971

Total Assets	$911,469	$1,624,529,911	$—	$1,625,441,380

Liabilities:
Futures	$(9,780)	$—	$—	$(9,780)

Total Liabilities	$(9,780)	$—	$—	$(9,780)

Total	$901,689	$1,624,529,911	$—	$1,625,431,600

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,057,225
Aggregate gross unrealized depreciation	(4,326,491)

Net unrealized appreciation	$1,730,734

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,623,700,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	1,200	$72,840
ATN International, Inc.	4,300	201,455
Bandwidth, Inc., Class A*	9,600	866,688
Cogent Communications Holdings, Inc.	20,900	1,480,556
Consolidated Communications Holdings, Inc.*	29,622	272,226
Globalstar, Inc.(x)*	243,100	405,977
IDT Corp., Class B*	8,000	335,600
Iridium Communications, Inc.*	49,700	1,980,545
Liberty Latin America Ltd., Class A*	11,700	153,036
Liberty Latin America Ltd., Class C*	73,533	964,753
Radius Global Infrastructure, Inc.(x)*	22,800	372,324

		7,106,000

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)*	199,534	7,594,264
Cinemark Holdings, Inc.(x)*	53,300	1,023,893
IMAX Corp.*	26,000	493,480
Liberty Media Corp.-Liberty Braves, Class A*	4,300	115,713
Liberty Media Corp.-Liberty Braves, Class C*	16,500	435,930
Lions Gate Entertainment Corp., Class A*	12,800	181,632
Lions Gate Entertainment Corp., Class B*	46,100	599,300
Madison Square Garden Entertainment Corp.*	10,111	734,767

		11,178,979

Interactive Media & Services (0.2%)
Cargurus, Inc.*	43,000	1,350,630
Cars.com, Inc.*	35,000	442,750
Eventbrite, Inc., Class A*	32,100	607,011
EverQuote, Inc., Class A*	300	5,589
fuboTV, Inc.(x)*	52,700	1,262,692
Liberty TripAdvisor Holdings, Inc., Class A*	18,800	58,092
MediaAlpha, Inc., Class A*	2,900	54,172
QuinStreet, Inc.*	20,300	356,468
TrueCar, Inc.*	34,500	143,520
Yelp, Inc.*	27,700	1,031,548

		5,312,472

Media (0.5%)
AMC Networks, Inc., Class A*	12,900	601,011
Boston Omaha Corp., Class A*	2,200	85,316
Cardlytics, Inc.*	12,900	1,082,826
Clear Channel Outdoor Holdings, Inc.*	145,400	394,034
Emerald Holding, Inc.*	6,000	26,040
Entercom Communications Corp.*	21,400	78,752
EW Scripps Co. (The), Class A	21,965	396,688
Gannett Co., Inc.*	54,400	363,392
Gray Television, Inc.	41,800	953,876
Hemisphere Media Group, Inc.*	2,000	24,360
iHeartMedia, Inc., Class A*	44,800	1,120,896
John Wiley & Sons, Inc., Class A	17,300	903,233
Loral Space & Communications, Inc.	4,400	189,244
Magnite, Inc.*	48,238	1,350,664
Meredith Corp.*	20,100	1,119,570
National CineMedia, Inc.	900	3,204
Scholastic Corp.	13,300	474,145
Sinclair Broadcast Group, Inc., Class A(x)	25,900	820,512
TechTarget, Inc.*	12,000	989,040
TEGNA, Inc.	102,200	2,015,384
Thryv Holdings, Inc.*	100	3,004
WideOpenWest, Inc.*	20,100	394,965

		13,390,156

Wireless Telecommunication Services (0.1%)
Gogo, Inc.(x)*	25,100	434,230
Shenandoah Telecommunications Co.	24,728	780,910
Telephone and Data Systems, Inc.	40,500	789,750

		2,004,890

Total Communication Services		38,992,497

Consumer Discretionary (15.0%)
Auto Components (0.7%)
Adient plc*	40,700	1,687,015
American Axle & Manufacturing Holdings, Inc.*	47,100	414,951
Dana, Inc.	69,100	1,536,784
Dorman Products, Inc.*	10,600	1,003,502
Fox Factory Holding Corp.*	16,800	2,428,272
Gentherm, Inc.*	14,300	1,157,299
Goodyear Tire & Rubber Co. (The)*	110,686	1,959,142
LCI Industries	9,900	1,332,837
Modine Manufacturing Co.*	3,500	39,655
Motorcar Parts of America, Inc.*	3,300	64,350
Patrick Industries, Inc.	9,900	824,670
Standard Motor Products, Inc.	9,700	423,987
Stoneridge, Inc.*	8,000	163,120
Tenneco, Inc., Class A*	21,200	302,524
Visteon Corp.*	13,100	1,236,509
XL Fleet Corp.*	24,200	149,072
XPEL, Inc.(m)*	7,900	599,294

		15,322,983

Automobiles (0.3%)
Canoo, Inc.(x)*	36,300	279,147
Fisker, Inc.(x)*	370,180	5,423,137
Lordstown Motors Corp.(x)*	44,900	358,302
Winnebago Industries, Inc.	16,200	1,173,690
Workhorse Group, Inc.(x)*	39,300	300,645

		7,534,921

Distributors (0.8%)
Funko, Inc., Class A(x)*	7,800	142,038
Greenlane Holdings, Inc., Class A(x)*	1,200	2,844
Pool Corp.	43,980	19,105,352

		19,250,234

Diversified Consumer Services (1.6%)
2U, Inc.*	28,700	963,459
Adtalem Global Education, Inc.*	28,000	1,058,680
Chegg, Inc.*	230,351	15,668,475
Coursera, Inc.*	22,300	705,795
Graham Holdings Co., Class B	1,600	942,656
Houghton Mifflin Harcourt Co.*	45,100	605,693
Laureate Education, Inc., Class A*	48,800	829,112
Mister Car Wash, Inc.*	676,406	12,344,410
OneSpaWorld Holdings Ltd.(x)*	600	5,982
Perdoceo Education Corp.*	29,300	309,408
PowerSchool Holdings, Inc., Class A(x)*	16,600	408,526
Strategic Education, Inc.	10,531	742,435
Stride, Inc.(x)*	17,700	636,138
Vivint Smart Home, Inc.(x)*	34,800	328,860
WW International, Inc.*	21,700	396,025

		35,945,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hotels, Restaurants & Leisure (2.8%)
Accel Entertainment, Inc.*	2,600	$31,564
Bally’s Corp.*	10,000	501,400
Biglari Holdings, Inc., Class B*	70	12,027
BJ’s Restaurants, Inc.*	10,700	446,832
Bloomin’ Brands, Inc.*	37,500	937,500
Bluegreen Vacations Holding Corp.*	3,131	80,780
Brinker International, Inc.*	22,200	1,088,910
Cheesecake Factory, Inc. (The)*	22,000	1,034,000
Chuy’s Holdings, Inc.*	6,700	211,251
Cracker Barrel Old Country Store, Inc.	11,185	1,564,111
Dave & Buster’s Entertainment, Inc.*	19,800	758,934
Denny’s Corp.*	29,712	485,494
Dine Brands Global, Inc.*	8,000	649,680
Dutch Bros, Inc., Class A*	104,788	4,539,416
Everi Holdings, Inc.*	26,600	643,188
Golden Entertainment, Inc.*	2,800	137,452
Hilton Grand Vacations, Inc.*	33,100	1,574,567
International Game Technology plc*	49,500	1,302,840
Jack in the Box, Inc.	9,900	963,567
Lindblad Expeditions Holdings, Inc.(x)*	3,900	56,901
Monarch Casino & Resort, Inc.*	4,900	328,251
Nathan’s Famous, Inc.	100	6,117
NEOGAMES SA*	3,500	128,520
Noodles & Co.*	1,700	20,060
Papa John’s International, Inc.	13,066	1,659,251
Planet Fitness, Inc., Class A*	151,824	11,925,775
Red Rock Resorts, Inc., Class A*	24,500	1,254,890
Rush Street Interactive, Inc.*	20,800	399,568
Ruth’s Hospitality Group, Inc.*	3,800	78,698
Scientific Games Corp., Class A*	38,500	3,198,195
SeaWorld Entertainment, Inc.*	26,000	1,438,320
Shake Shack, Inc., Class A*	17,500	1,373,050
Texas Roadhouse, Inc.	28,700	2,621,171
Vail Resorts, Inc.*	66,620	22,254,411
Wingstop, Inc.	12,300	2,016,339

		65,723,030

Household Durables (2.9%)
Cavco Industries, Inc.*	4,800	1,136,352
Century Communities, Inc.	12,500	768,125
GoPro, Inc., Class A*	62,600	585,936
Green Brick Partners, Inc.*	4,700	96,444
Helen of Troy Ltd.*	10,500	2,359,140
Installed Building Products, Inc.	10,400	1,114,360
iRobot Corp.(x)*	14,119	1,108,342
KB Home	36,800	1,432,256
La-Z-Boy, Inc.	25,600	825,088
LGI Homes, Inc.*	8,900	1,262,999
Lovesac Co. (The)*	4,800	317,232
M.D.C. Holdings, Inc.	25,502	1,191,453
M/I Homes, Inc.*	12,800	739,840
Meritage Homes Corp.*	14,500	1,406,500
NVR, Inc.*	2,840	13,615,187
Purple Innovation, Inc.*	20,100	422,502
Skyline Champion Corp.*	23,400	1,405,404
Sonos, Inc.*	52,188	1,688,804
Taylor Morrison Home Corp., Class A*	47,140	1,215,269
Tempur Sealy International, Inc.	378,486	17,565,535
TopBuild Corp.*	78,531	16,083,934
Tri Pointe Homes, Inc.*	53,875	1,132,453
Tupperware Brands Corp.*	24,900	525,888
Universal Electronics, Inc.*	100	4,925
Vuzix Corp.(x)*	23,500	245,810

		68,249,778

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	10,600	323,406
CarParts.com, Inc.*	19,000	296,590
Duluth Holdings, Inc., Class B*	300	4,089
Etsy, Inc.*	2,580	536,537
Groupon, Inc.(x)*	10,200	232,662
Lands’ End, Inc.*	4,400	103,576
Overstock.com, Inc.(x)*	20,600	1,605,152
Porch Group, Inc.(x)*	29,800	526,864
Quotient Technology, Inc.*	33,500	194,970
RealReal, Inc. (The)*	32,000	421,760
Revolve Group, Inc.*	14,400	889,488
Shutterstock, Inc.	9,700	1,099,204
Stamps.com, Inc.*	7,100	2,341,509
Stitch Fix, Inc., Class A*	28,000	1,118,600

		9,694,407

Leisure Products (0.5%)
Acushnet Holdings Corp.	14,600	681,820
Callaway Golf Co.*	47,000	1,298,610
Johnson Outdoors, Inc., Class A	400	42,320
Latham Group, Inc.*	439,348	7,205,307
Malibu Boats, Inc., Class A*	9,700	678,806
Smith & Wesson Brands, Inc.	24,800	514,848
Sturm Ruger & Co., Inc.	8,300	612,374
Vista Outdoor, Inc.*	29,900	1,205,269

		12,239,354

Multiline Retail (0.2%)
Big Lots, Inc.	17,100	741,456
Dillard’s, Inc., Class A(x)	2,900	500,308
Franchise Group, Inc.	11,300	400,133
Macy’s, Inc.	136,400	3,082,640

		4,724,537

Specialty Retail (4.4%)
Aaron’s Co., Inc. (The)	10,700	294,678
Abercrombie & Fitch Co., Class A*	27,200	1,023,536
Academy Sports & Outdoors, Inc.*	30,000	1,200,600
American Eagle Outfitters, Inc.	69,100	1,782,780
America’s Car-Mart, Inc.*	1,500	175,170
Arko Corp.*	46,700	471,670
Asbury Automotive Group, Inc.*	8,900	1,750,986
Bed Bath & Beyond, Inc.*	50,600	874,115
Boot Barn Holdings, Inc.*	13,000	1,155,310
Buckle, Inc. (The)	11,600	459,244
Caleres, Inc.	15,400	342,188
Camping World Holdings, Inc., Class A	16,900	656,903
Cato Corp. (The), Class A	3,100	51,274
Children’s Place, Inc. (The)*	6,400	481,664
Citi Trends, Inc.*	900	65,664
Designer Brands, Inc., Class A*	26,900	374,717
Five Below, Inc.*	99,981	17,677,641
Floor & Decor Holdings, Inc., Class A*	186,980	22,585,314
Genesco, Inc.*	5,800	334,834
Group 1 Automotive, Inc.	8,500	1,596,980
GrowGeneration Corp.(x)*	21,700	535,339
Guess?, Inc.	12,900	271,029
Hibbett, Inc.	7,600	537,624
Lithia Motors, Inc., Class A	50,676	16,066,319
MarineMax, Inc.*	9,400	456,088
Monro, Inc.	14,850	854,023
Murphy USA, Inc.	9,300	1,555,518
National Vision Holdings, Inc.*	364,927	20,716,906
ODP Corp. (The)*	19,590	786,734
Party City Holdco, Inc.*	44,300	314,530
Rent-A-Center, Inc.	26,400	1,483,944
Sally Beauty Holdings, Inc.*	57,800	973,930
Shoe Carnival, Inc.	3,600	116,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Signet Jewelers Ltd.	21,700	$1,713,432
Sleep Number Corp.*	11,800	1,103,064
Sonic Automotive, Inc., Class A	12,200	640,988
Urban Outfitters, Inc.*	34,400	1,021,336
Winmark Corp.	100	21,503
Zumiez, Inc.*	10,600	421,456

		102,945,743

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	25,900	3,716,132
G-III Apparel Group Ltd.*	24,000	679,200
Kontoor Brands, Inc.	24,900	1,243,755
Oxford Industries, Inc.	7,600	685,292
PLBY Group, Inc.(x)*	9,800	230,986
Steven Madden Ltd.	34,293	1,377,207
Wolverine World Wide, Inc.	32,200	960,848

		8,893,420

Total Consumer Discretionary		350,524,061

Consumer Staples (2.9%)
Beverages (0.2%)
Celsius Holdings, Inc.*	20,800	1,873,872
Coca-Cola Consolidated, Inc.	2,600	1,024,868
Duckhorn Portfolio, Inc. (The)(x)*	3,200	73,248
MGP Ingredients, Inc.	2,300	149,730
National Beverage Corp.	10,800	566,892
Primo Water Corp.	77,900	1,224,588

		4,913,198

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	13,600	419,288
BJ’s Wholesale Club Holdings, Inc.*	58,740	3,226,001
Casey’s General Stores, Inc.	52,030	9,805,053
Chefs’ Warehouse, Inc. (The)*	14,200	462,494
HF Foods Group, Inc.(x)*	4,700	28,435
Ingles Markets, Inc., Class A	6,200	409,386
Performance Food Group Co.*	65,604	3,047,962
PriceSmart, Inc.	12,700	984,885
Rite Aid Corp.(x)*	21,300	302,460
Sprouts Farmers Market, Inc.*	47,500	1,100,575
United Natural Foods, Inc.*	24,500	1,186,290
Weis Markets, Inc.	5,800	304,790

		21,277,619

Food Products (1.4%)
B&G Foods, Inc.(x)	25,300	756,217
Calavo Growers, Inc.	5,000	191,200
Cal-Maine Foods, Inc.	18,200	658,112
Fresh Del Monte Produce, Inc.	12,400	399,528
Freshpet, Inc.*	93,186	13,296,710
Hostess Brands, Inc.*	57,800	1,003,986
J & J Snack Foods Corp.	6,900	1,054,458
Lancaster Colony Corp.	7,800	1,316,718
Landec Corp.*	1,400	12,908
Limoneira Co.	1,500	24,255
Oatly Group AB (ADR)(x)*	560,242	8,470,859
Sanderson Farms, Inc.	8,100	1,524,420
Simply Good Foods Co. (The)*	40,700	1,403,743
Tattooed Chef, Inc.(x)*	18,700	344,641
Tootsie Roll Industries, Inc.(x)	1,500	45,645
TreeHouse Foods, Inc.*	20,800	829,504
Utz Brands, Inc.	23,600	404,268

		31,737,172

Household Products (0.1%)
Central Garden & Pet Co., Class A*	19,300	829,900
Energizer Holdings, Inc.	27,300	1,066,065
Oil-Dri Corp. of America	200	7,000
WD-40 Co.	5,600	1,296,288

		3,199,253

Personal Products (0.2%)
Beauty Health Co. (The)(x)*	33,700	875,189
BellRing Brands, Inc., Class A*	18,505	569,029
Edgewell Personal Care Co.	25,400	922,020
elf Beauty, Inc.*	15,200	441,560
Inter Parfums, Inc.	8,400	628,068
Medifast, Inc.	5,100	982,464
Nature’s Sunshine Products, Inc.	2,500	36,625
Nu Skin Enterprises, Inc., Class A	19,900	805,353
USANA Health Sciences, Inc.*	7,400	682,280

		5,942,588

Tobacco (0.1%)
Universal Corp.	12,000	579,960
Vector Group Ltd.	60,794	775,124

		1,355,084

Total Consumer Staples		68,424,914

Energy (3.0%)
Energy Equipment & Services (0.7%)
Archrock, Inc.	62,200	513,150
Aspen Aerogels, Inc.*	8,600	395,686
Bristow Group, Inc.*	3,133	99,723
Cactus, Inc., Class A	198,420	7,484,403
ChampionX Corp.*	77,400	1,730,664
DMC Global, Inc.*	6,500	239,915
Dril-Quip, Inc.*	15,700	395,326
Frank’s International NV*	55,100	161,994
Helix Energy Solutions Group, Inc.*	45,900	178,092
Helmerich & Payne, Inc.	42,200	1,156,702
Liberty Oilfield Services, Inc., Class A*	30,100	365,113
Nabors Industries Ltd.*	2,300	221,904
National Energy Services Reunited Corp.(x)*	14,900	186,548
Newpark Resources, Inc.*	12,400	40,920
NexTier Oilfield Solutions, Inc.*	32,392	149,003
Oceaneering International, Inc.*	46,600	620,712
Oil States International, Inc.*	2,200	14,058
Patterson-UTI Energy, Inc.	91,300	821,700
ProPetro Holding Corp.*	23,800	205,870
RPC, Inc.*	50,900	247,374
Select Energy Services, Inc., Class A*	27,300	141,687
Solaris Oilfield Infrastructure, Inc., Class A	23,400	195,156
Tidewater, Inc.*	24,350	293,661
US Silica Holdings, Inc.*	33,200	265,268

		16,124,629

Oil, Gas & Consumable Fuels (2.3%)
Antero Resources Corp.*	120,900	2,274,129
Arch Resources, Inc.*	6,600	612,150
Berry Corp.	8,200	59,122
Bonanza Creek Energy, Inc.	9,900	474,210
Brigham Minerals, Inc., Class A	17,500	335,300
California Resources Corp.*	33,700	1,381,700
Callon Petroleum Co.(x)*	16,000	785,280
Centennial Resource Development, Inc., Class A*	72,500	485,750
Chesapeake Energy Corp.	39,600	2,438,964
Clean Energy Fuels Corp.(x)*	76,500	623,475
CNX Resources Corp.*	109,700	1,384,414
Comstock Resources, Inc.*	35,700	369,495
CONSOL Energy, Inc.*	4,500	117,090
Contango Oil & Gas Co.*	30,400	138,928
CVR Energy, Inc.	13,900	231,574
Delek US Holdings, Inc.*	38,080	684,298
Denbury, Inc.*	20,200	1,419,050
DHT Holdings, Inc.	58,000	378,740
Dorian LPG Ltd.	17,715	219,843
Energy Fuels, Inc.(x)*	57,100	400,842
Equitrans Midstream Corp.	163,800	1,660,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Extraction Oil & Gas, Inc.*	2,900	$163,705
Frontline Ltd.(x)*	58,800	550,956
Gevo, Inc.(x)*	78,200	519,248
Golar LNG Ltd.*	46,400	601,808
Green Plains, Inc.*	17,900	584,435
International Seaways, Inc.	7,855	143,118
Kosmos Energy Ltd.*	200,900	594,664
Laredo Petroleum, Inc.*	5,000	405,350
Magnolia Oil & Gas Corp., Class A	46,900	834,351
Matador Resources Co.	367,330	13,973,233
Murphy Oil Corp.	58,700	1,465,739
Nordic American Tankers Ltd.(x)	5,900	15,104
Northern Oil and Gas, Inc.	19,200	410,880
Oasis Petroleum, Inc.	8,100	805,302
Ovintiv, Inc.	101,300	3,330,744
Par Pacific Holdings, Inc.*	19,700	309,684
PBF Energy, Inc., Class A*	43,200	560,304
PDC Energy, Inc.	39,811	1,886,643
Peabody Energy Corp.*	45,300	669,987
Range Resources Corp.*	106,700	2,414,621
Renewable Energy Group, Inc.*	19,500	978,900
REX American Resources Corp.*	2,300	183,701
Riley Exploration Permian, Inc.(x)	200	4,696
Scorpio Tankers, Inc.	22,100	409,734
SFL Corp. Ltd.	13,400	112,292
SM Energy Co.	52,000	1,371,760
Southwestern Energy Co.*	279,192	1,546,724
Talos Energy, Inc.*	21,600	297,432
Tellurian, Inc.(x)*	139,200	544,272
Vine Energy, Inc., Class A*	300	4,941
Whiting Petroleum Corp.*	15,800	922,878
World Fuel Services Corp.	31,600	1,062,392

		54,154,884

Total Energy		70,279,513

Financials (11.1%)
Banks (5.8%)
1st Source Corp.	35	1,653
Amalgamated Financial Corp.	4,000	63,280
Amerant Bancorp, Inc.*	1,300	32,162
American National Bankshares, Inc.	3,500	115,640
Ameris Bancorp	30,420	1,578,190
Arrow Financial Corp.	2,863	98,373
Associated Banc-Corp.	60,600	1,298,052
Atlantic Union Bankshares Corp.	31,544	1,162,396
Banc of California, Inc.	9,700	179,353
BancFirst Corp.	8,200	492,984
Bancorp, Inc. (The)*	23,500	598,075
BancorpSouth Bank	45,400	1,352,012
Bank First Corp.(x)	1,000	70,870
Bank of NT Butterfield & Son Ltd. (The)	26,100	926,811
BankUnited, Inc.	37,300	1,559,886
Banner Corp.	13,700	756,377
Bar Harbor Bankshares	300	8,415
Berkshire Hills Bancorp, Inc.	20,400	550,392
Brookline Bancorp, Inc.	33,856	516,643
Bryn Mawr Bank Corp.	6,900	317,055
Business First Bancshares, Inc.	500	11,695
Cadence Bancorp	46,751	1,026,652
Cambridge Bancorp	700	61,600
Camden National Corp.	4,025	192,798
Capital City Bank Group, Inc.	4,700	116,278
Capstar Financial Holdings, Inc.	600	12,744
Carter Bankshares, Inc.*	1,800	25,596
Cathay General Bancorp	29,001	1,200,351
CBTX, Inc.	1,600	42,208
CIT Group, Inc.	42,200	2,192,290
Citizens & Northern Corp.	4,200	106,092
City Holding Co.	7,300	568,743
Civista Bancshares, Inc.	2,800	65,044
CNB Financial Corp.	3,240	78,862
Coastal Financial Corp.*	400	12,744
Columbia Banking System, Inc.	33,075	1,256,519
Community Bank System, Inc.	22,596	1,546,018
ConnectOne Bancorp, Inc.	16,200	486,162
CrossFirst Bankshares, Inc.*	4,900	63,700
Customers Bancorp, Inc.*	10,800	464,616
CVB Financial Corp.	62,000	1,262,940
Dime Community Bancshares, Inc.	15,719	513,383
Eagle Bancorp, Inc.	17,930	1,030,975
Eastern Bankshares, Inc.	77,980	1,582,994
Enterprise Bancorp, Inc.	900	32,355
Enterprise Financial Services Corp.	16,084	728,284
Equity Bancshares, Inc., Class A	2,500	83,450
Farmers National Banc Corp.	4,800	75,408
FB Financial Corp.	16,444	705,119
Fidelity D&D Bancorp, Inc.(x)	400	20,172
Financial Institutions, Inc.	800	24,520
First Bancorp (Nasdaq Stock Exchange)	17,188	739,256
First Bancorp (Quotrix Stock Exchange)	100,800	1,325,520
First Bancorp, Inc. (The)	3,240	94,414
First Bank	400	5,636
First Busey Corp.	26,331	648,533
First Commonwealth Financial Corp.	59,700	813,711
First Community Bankshares, Inc.	3,500	111,020
First Financial Bancorp	48,365	1,132,225
First Financial Bankshares, Inc.	53,700	2,467,515
First Foundation, Inc.	11,200	294,560
First Internet Bancorp	1,300	40,534
First Interstate BancSystem, Inc., Class A	21,189	853,069
First Merchants Corp.	28,627	1,197,754
First Mid Bancshares, Inc.	1,000	41,060
First Midwest Bancorp, Inc.	49,600	942,896
First of Long Island Corp. (The)	800	16,480
Fulton Financial Corp.	81,500	1,245,320
German American Bancorp, Inc.	15,650	604,559
Glacier Bancorp, Inc.	41,730	2,309,755
Great Southern Bancorp, Inc.	200	10,962
Great Western Bancorp, Inc.	30,800	1,008,392
Guaranty Bancshares, Inc.	1,190	42,661
Hancock Whitney Corp.	35,902	1,691,702
HBT Financial, Inc.	1,200	18,660
Heartland Financial USA, Inc.	17,055	820,004
Heritage Financial Corp.	15,266	389,283
Hilltop Holdings, Inc.	34,099	1,114,014
Home BancShares, Inc.	61,075	1,437,095
HomeTrust Bancshares, Inc.	3,300	92,334
Hope Bancorp, Inc.	66,285	957,155
Horizon Bancorp, Inc.	800	14,536
Howard Bancorp, Inc.*	4,000	81,120
Independent Bank Corp.	400	8,592
Independent Bank Corp./MA	14,123	1,075,466
Independent Bank Group, Inc.	18,230	1,295,059
International Bancshares Corp.	28,700	1,195,068
Investors Bancorp, Inc.	103,072	1,557,418
Lakeland Bancorp, Inc.	17,110	301,649
Lakeland Financial Corp.	10,455	744,814
Live Oak Bancshares, Inc.	12,400	789,012
Macatawa Bank Corp.	3,600	28,908
Mercantile Bank Corp.	1,100	35,233
Metrocity Bankshares, Inc.	1,700	35,649
Mid Penn Bancorp, Inc.(x)	100	2,755
MidWestOne Financial Group, Inc.	500	15,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
National Bank Holdings Corp., Class A	19,800	$801,504
NBT Bancorp, Inc.	24,195	873,923
Northrim BanCorp, Inc.	300	12,753
OceanFirst Financial Corp.	24,343	521,184
OFG Bancorp	26,100	658,242
Old National Bancorp	80,280	1,360,746
Old Second Bancorp, Inc.	7,200	94,032
Origin Bancorp, Inc.	7,700	326,095
Orrstown Financial Services, Inc.	900	21,060
Pacific Premier Bancorp, Inc.	38,550	1,597,512
Park National Corp.	6,450	786,578
Peapack-Gladstone Financial Corp.	2,700	90,072
Peoples Bancorp, Inc.	2,334	73,778
Peoples Financial Services Corp.	400	18,228
Pinnacle Financial Partners, Inc.	145,400	13,679,232
Preferred Bank	4,900	326,732
Primis Financial Corp.	1,600	23,136
RBB Bancorp	500	12,605
Red River Bancshares, Inc.	400	19,940
Renasant Corp.	26,500	955,325
Republic Bancorp, Inc., Class A	1,300	65,845
Republic First Bancorp, Inc.*	200	616
S&T Bancorp, Inc.	21,059	620,609
Sandy Spring Bancorp, Inc.	22,941	1,051,157
Seacoast Banking Corp. of Florida	27,000	912,870
ServisFirst Bancshares, Inc.	19,300	1,501,540
Sierra Bancorp	2,800	67,984
Signature Bank	46,060	12,541,217
Silvergate Capital Corp., Class A*	9,200	1,062,600
Simmons First National Corp., Class A	48,718	1,440,104
SmartFinancial, Inc.	500	12,925
South Plains Financial, Inc.	800	19,504
Southern First Bancshares, Inc.*	400	21,400
Southside Bancshares, Inc.	14,736	564,241
SouthState Corp.	29,150	2,176,630
Spirit of Texas Bancshares, Inc.	1,100	26,620
Stock Yards Bancorp, Inc.	12,150	712,597
Summit Financial Group, Inc.	1,400	34,314
SVB Financial Group*	26,176	16,932,731
Texas Capital Bancshares, Inc.*	25,200	1,512,504
Tompkins Financial Corp.	7,351	594,769
Towne Bank	29,009	902,470
TriCo Bancshares	10,782	467,939
TriState Capital Holdings, Inc.*	200	4,230
Triumph Bancorp, Inc.*	12,700	1,271,651
Trustmark Corp.	23,320	751,370
UMB Financial Corp.	19,060	1,843,293
United Bankshares, Inc.	51,502	1,873,643
United Community Banks, Inc.	36,600	1,201,212
Valley National Bancorp	173,977	2,315,634
Veritex Holdings, Inc.	24,420	961,171
Washington Trust Bancorp, Inc.	6,100	323,178
WesBanco, Inc.	31,975	1,089,708
West BanCorp, Inc.	4,300	129,129
Westamerica Bancorp	13,500	759,510

		134,934,961

Capital Markets (1.6%)
Ares Management Corp.	249,551	18,424,350
Artisan Partners Asset Management, Inc., Class A	27,100	1,325,732
Associated Capital Group, Inc., Class A	2,430	90,906
B Riley Financial, Inc.	8,600	507,744
BGC Partners, Inc., Class A	151,900	791,399
Blucora, Inc.*	2,700	42,093
Brightsphere Investment Group, Inc.	23,200	606,216
Cohen & Steers, Inc.	11,366	952,130
Cowen, Inc., Class A	11,500	394,565
Donnelley Financial Solutions, Inc.*	12,400	429,288
Federated Hermes, Inc., Class B	45,700	1,485,250
Focus Financial Partners, Inc., Class A*	23,027	1,205,924
GAMCO Investors, Inc., Class A	3,430	90,483
Hamilton Lane, Inc., Class A	14,800	1,255,336
Houlihan Lokey, Inc.	20,700	1,906,470
Moelis & Co., Class A	25,500	1,577,685
Open Lending Corp., Class A*	41,800	1,507,726
Piper Sandler Cos	8,000	1,107,680
PJT Partners, Inc., Class A	10,900	862,299
Pzena Investment Management, Inc., Class A	7,700	75,768
StepStone Group, Inc., Class A	14,900	635,336
StoneX Group, Inc.*	10,900	718,310
Virtus Investment Partners, Inc.	3,395	1,053,537
WisdomTree Investments, Inc.	27,100	153,657

		37,199,884

Consumer Finance (0.4%)
Encore Capital Group, Inc.*	17,050	840,054
Enova International, Inc.*	16,700	576,985
FirstCash, Inc.	16,004	1,400,350
Green Dot Corp., Class A*	25,200	1,268,316
LendingClub Corp.*	38,200	1,078,768
LendingTree, Inc.*	4,700	657,201
Navient Corp.	76,600	1,511,318
Nelnet, Inc., Class A	10,450	828,058
Oportun Financial Corp.*	500	12,515
PRA Group, Inc.*	17,960	756,834
PROG Holdings, Inc.	26,800	1,125,868

		10,056,267

Diversified Financial Services (0.1%)
Banco Latinoamericano de Comercio
Exterior SA, Class E	720	12,629
Cannae Holdings, Inc.*	42,200	1,312,842
Marlin Business Services Corp.	8,200	182,286

		1,507,757

Insurance (1.9%)
American Equity Investment Life
Holding Co.	34,180	1,010,703
American National Group, Inc.	3,000	567,090
AMERISAFE, Inc.	8,790	493,646
Argo Group International Holdings Ltd.	16,910	883,040
BRP Group, Inc., Class A*	16,500	549,285
Citizens, Inc.(x)*	15,900	98,739
CNO Financial Group, Inc.	52,600	1,238,204
Crawford & Co., Class A	2,500	22,425
Donegal Group, Inc., Class A	4,200	60,858
eHealth, Inc.*	12,700	514,350
Employers Holdings, Inc.	18,300	722,667
Enstar Group Ltd.*	5,950	1,396,644
Genworth Financial, Inc., Class A*	262,800	985,500
Goosehead Insurance, Inc., Class A	66,622	10,145,864
Greenlight Capital Re Ltd., Class A*	4,516	33,373
Horace Mann Educators Corp.	18,310	728,555
Independence Holding Co.	600	29,754
James River Group Holdings Ltd.	14,500	547,085
Kinsale Capital Group, Inc.	99,484	16,086,563
NI Holdings, Inc.*	3,800	66,728
Palomar Holdings, Inc.*	11,600	937,628
ProAssurance Corp.	25,000	594,500
RLI Corp.	16,000	1,604,320
Safety Insurance Group, Inc.	8,350	661,738
Selective Insurance Group, Inc.	23,840	1,800,635
Selectquote, Inc.*	56,679	732,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
SiriusPoint Ltd.*	29,400	$272,244
State Auto Financial Corp.	7,000	356,650
Stewart Information Services Corp.	12,600	797,076
Trupanion, Inc.*	15,000	1,165,050
United Insurance Holdings Corp.	800	2,904

		45,106,677

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	1,046,227
Arbor Realty Trust, Inc. (REIT)	51,400	952,442
Blackstone Mortgage Trust, Inc. (REIT), Class A	55,500	1,682,760
Broadmark Realty Capital, Inc. (REIT)	64,100	632,026
Chimera Investment Corp. (REIT)	95,600	1,419,660
Great Ajax Corp. (REIT)	7,955	107,313
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,100	1,823,668
Invesco Mortgage Capital, Inc. (REIT)(x)	99,700	314,055
Ladder Capital Corp. (REIT)	54,887	606,501
MFA Financial, Inc. (REIT)	226,100	1,033,277
New York Mortgage Trust, Inc. (REIT)	170,600	726,756
PennyMac Mortgage Investment Trust (REIT)	40,863	804,593
Ready Capital Corp. (REIT)	20,700	298,701
Redwood Trust, Inc. (REIT)	57,300	738,597
Two Harbors Investment Corp. (REIT)	136,500	865,410

		13,051,986

Thrifts & Mortgage Finance (0.8%)
Axos Financial, Inc.*	27,000	1,391,580
Bridgewater Bancshares, Inc.*	1,200	21,012
Capitol Federal Financial, Inc.	60,600	696,294
Columbia Financial, Inc.*	2,900	53,650
Essent Group Ltd.	44,300	1,949,643
Federal Agricultural Mortgage Corp., Class C	4,000	434,080
Flagstar Bancorp, Inc.	25,100	1,274,578
FS Bancorp, Inc.	500	17,305
Home Bancorp, Inc.	800	30,944
HomeStreet, Inc.	4,700	193,405
Kearny Financial Corp.	45,484	565,366
Luther Burbank Corp.	10,500	140,805
Meridian Bancorp, Inc.	17,900	371,604
Meta Financial Group, Inc.	17,100	897,408
Mr Cooper Group, Inc.*	26,761	1,101,750
NMI Holdings, Inc., Class A*	40,300	911,183
Northwest Bancshares, Inc.	55,870	741,954
PCSB Financial Corp.	2,700	49,788
PennyMac Financial Services, Inc.	17,300	1,057,549
Premier Financial Corp.	14,994	477,409
Provident Bancorp, Inc.	1,308	20,954
Provident Financial Services, Inc.	36,756	862,663
Radian Group, Inc.	81,766	1,857,724
Southern Missouri Bancorp, Inc.	800	35,912
Walker & Dunlop, Inc.	11,300	1,282,550
Washington Federal, Inc.	34,900	1,197,419
Waterstone Financial, Inc.	400	8,196
WSFS Financial Corp.	23,171	1,188,904

		18,831,629

Total Financials		260,689,161

Health Care (19.9%)
Biotechnology (8.4%)
4D Molecular Therapeutics, Inc.(x)*	1,300	35,061
89bio, Inc.(x)*	7,100	139,089
ACADIA Pharmaceuticals, Inc.*	47,900	795,619
Adagio Therapeutics, Inc.(x)*	8,200	346,368
ADC Therapeutics SA(x)*	191,286	5,195,328
Adverum Biotechnologies, Inc.*	36,400	78,988
Aeglea BioTherapeutics, Inc.*	14,100	112,095
Affimed NV*	48,400	299,112
Agenus, Inc.*	49,600	260,400
Agios Pharmaceuticals, Inc.*	24,700	1,139,905
Akebia Therapeutics, Inc.*	41,400	119,232
Akero Therapeutics, Inc.(x)*	3,100	69,285
Akouos, Inc.(x)*	2,800	32,508
Albireo Pharma, Inc.*	7,100	221,520
Aldeyra Therapeutics, Inc.*	7,600	66,728
Alector, Inc.*	22,900	522,578
Alkermes plc*	64,200	1,979,928
Allakos, Inc.*	12,100	1,281,027
Allogene Therapeutics, Inc.*	238,350	6,125,595
Allovir, Inc.*	8,800	220,528
Altimmune, Inc.(x)*	22,400	253,344
ALX Oncology Holdings, Inc.*	7,500	553,950
Amicus Therapeutics, Inc.*	130,500	1,246,275
AnaptysBio, Inc.*	9,700	263,064
Anavex Life Sciences Corp.(x)*	24,300	436,185
Anika Therapeutics, Inc.*	5,100	217,056
Annexon, Inc.*	5,100	94,911
Apellis Pharmaceuticals, Inc.*	28,500	939,360
Applied Molecular Transport, Inc.(x)*	9,500	245,765
Applied Therapeutics, Inc.*	6,300	104,580
AquaBounty Technologies, Inc.(x)*	11,500	46,805
Arcturus Therapeutics Holdings, Inc.*	10,200	487,356
Arcus Biosciences, Inc.*	14,700	512,589
Arcutis Biotherapeutics, Inc.*	5,900	140,951
Arena Pharmaceuticals, Inc.*	27,640	1,645,962
Arrowhead Pharmaceuticals, Inc.*	146,340	9,136,006
Ascendis Pharma A/S (ADR)*	39,496	6,295,268
Atara Biotherapeutics, Inc.*	29,500	528,050
Athenex, Inc.(x)*	37,800	113,778
Athersys, Inc.(x)*	43,000	57,190
Atossa Therapeutics, Inc.(x)*	50,700	165,282
Atreca, Inc., Class A(x)*	10,400	64,792
Avid Bioservices, Inc.*	24,500	528,465
Avidity Biosciences, Inc.*	2,700	66,501
Avrobio, Inc.*	14,700	82,026
Beam Therapeutics, Inc.*	19,300	1,679,293
Beyondspring, Inc.(x)*	170,887	2,693,179
BioAtla, Inc.*	1,400	41,216
BioCryst Pharmaceuticals, Inc.*	77,400	1,112,238
Biohaven Pharmaceutical Holding Co. Ltd.*	84,065	11,677,469
Bioxcel Therapeutics, Inc.(x)*	3,700	112,295
Black Diamond Therapeutics, Inc.*	14,900	126,054
Bluebird Bio, Inc.*	27,000	515,970
Blueprint Medicines Corp.*	103,676	10,658,930
Bolt Biotherapeutics, Inc.(x)*	500	6,325
Bridgebio Pharma, Inc.(x)*	43,076	2,018,972
Brooklyn ImmunoTherapeutics, Inc.(x)*	19,800	184,140
C4 Therapeutics, Inc.(x)*	13,800	616,584
CareDx, Inc.*	23,500	1,489,195
Catalyst Pharmaceuticals, Inc.*	42,700	226,310
Celldex Therapeutics, Inc.*	15,700	847,643
CEL-SCI Corp.(x)*	8,100	89,019
Cerevel Therapeutics Holdings, Inc.(x)*	15,500	457,250
ChemoCentryx, Inc.*	22,200	379,620
Chimerix, Inc.*	29,100	180,129
Chinook Therapeutics, Inc.*	13,040	166,390
Clovis Oncology, Inc.(x)*	34,100	152,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Codiak Biosciences, Inc.*	300	$4,899
Coherus Biosciences, Inc.(x)*	323,005	5,190,690
Cortexyme, Inc.(x)*	8,000	733,280
Crinetics Pharmaceuticals, Inc.*	10,500	221,025
Cue Biopharma, Inc.*	10,400	151,528
Cullinan Oncology, Inc.(x)*	3,100	69,967
Curis, Inc.*	39,000	305,370
Cytokinetics, Inc.*	32,500	1,161,550
CytomX Therapeutics, Inc.*	1,000	5,090
Deciphera Pharmaceuticals, Inc.*	18,600	632,028
Denali Therapeutics, Inc.*	36,400	1,836,380
DermTech, Inc.(x)*	9,500	305,045
Design Therapeutics, Inc.*	900	13,221
Dicerna Pharmaceuticals, Inc.*	32,400	653,184
Dynavax Technologies Corp.(x)*	47,500	912,475
Dyne Therapeutics, Inc.*	2,500	40,600
Eagle Pharmaceuticals, Inc.*	3,700	206,386
Editas Medicine, Inc.*	27,600	1,133,808
Eiger BioPharmaceuticals, Inc.*	18,500	123,580
Emergent BioSolutions, Inc.*	20,700	1,036,449
Enanta Pharmaceuticals, Inc.*	7,900	448,799
Epizyme, Inc.(x)*	36,900	188,928
Erasca, Inc.(x)*	181,463	3,850,645
Evelo Biosciences, Inc.(x)*	6,900	48,576
Fate Therapeutics, Inc.*	34,500	2,044,815
FibroGen, Inc.*	42,600	435,372
Finch Therapeutics Group, Inc.(x)*	200	2,600
Flexion Therapeutics, Inc.(x)*	18,400	112,240
Foghorn Therapeutics, Inc.(x)*	700	9,751
Forma Therapeutics Holdings, Inc.(x)*	13,000	301,470
Fortress Biotech, Inc.*	18,800	60,536
Frequency Therapeutics, Inc.(x)*	14,000	98,840
G1 Therapeutics, Inc.(x)*	15,200	203,984
Generation Bio Co.*	17,478	438,174
Geron Corp.(x)*	291,700	399,629
Global Blood Therapeutics, Inc.*	24,000	611,520
Gossamer Bio, Inc.(x)*	11,400	143,298
Greenwich Lifesciences, Inc.(x)*	1,500	58,605
Gritstone bio, Inc.(x)*	13,500	145,800
Halozyme Therapeutics, Inc.*	59,400	2,416,392
Harpoon Therapeutics, Inc.(x)*	12,400	97,960
Heron Therapeutics, Inc.*	43,700	467,153
Homology Medicines, Inc.*	15,300	120,411
Humanigen, Inc.(x)*	12,500	74,125
Ideaya Biosciences, Inc.*	9,300	237,057
IGM Biosciences, Inc.*	3,300	217,008
ImmunityBio, Inc.(x)*	26,800	261,032
ImmunoGen, Inc.*	106,300	602,721
Immunovant, Inc.(x)*	23,400	203,346
Inhibrx, Inc.*	10,800	359,748
Inovio Pharmaceuticals, Inc.(x)*	71,700	513,372
Inozyme Pharma, Inc.*	1,100	12,749
Insmed, Inc.*	50,400	1,388,016
Instil Bio, Inc.(x)*	286,557	5,122,206
Intellia Therapeutics, Inc.*	92,740	12,441,071
Intercept Pharmaceuticals, Inc.(x)*	3,300	49,005
Invitae Corp.(x)*	80,200	2,280,086
Ironwood Pharmaceuticals, Inc.*	72,800	950,768
iTeos Therapeutics, Inc.*	10,800	291,600
IVERIC bio, Inc.*	37,000	600,880
Jounce Therapeutics, Inc.*	29,300	217,699
Kadmon Holdings, Inc.*	53,700	467,727
KalVista Pharmaceuticals, Inc.*	2,300	40,135
Karuna Therapeutics, Inc.*	7,700	941,941
Karyopharm Therapeutics, Inc.(x)*	29,500	171,690
Keros Therapeutics, Inc.*	5,200	205,712
Kezar Life Sciences, Inc.*	32,400	279,936
Kiniksa Pharmaceuticals Ltd., Class A(x)*	6,700	76,313
Kodiak Sciences, Inc.*	15,200	1,458,896
Kronos Bio, Inc.(x)*	15,500	324,880
Krystal Biotech, Inc.*	4,900	255,829
Kura Oncology, Inc.(x)*	26,400	494,472
Kymera Therapeutics, Inc.*	11,600	681,384
Legend Biotech Corp. (ADR)*	143,483	7,254,501
Ligand Pharmaceuticals, Inc.*	6,550	912,546
Lineage Cell Therapeutics, Inc.(x)*	16,900	42,588
MacroGenics, Inc.*	24,700	517,218
Madrigal Pharmaceuticals, Inc.*	4,500	359,055
Magenta Therapeutics, Inc.*	15,300	111,384
MannKind Corp.(x)*	96,800	421,080
MEI Pharma, Inc.*	48,400	133,584
MeiraGTx Holdings plc*	12,000	158,160
Mersana Therapeutics, Inc.*	22,900	215,947
MiMedx Group, Inc.*	44,500	269,670
Mirum Pharmaceuticals, Inc.*	7,500	149,400
Molecular Templates, Inc.*	12,800	85,888
Morphic Holding, Inc.*	6,300	356,832
Mustang Bio, Inc.*	18,000	48,420
Myriad Genetics, Inc.*	38,100	1,230,249
Neoleukin Therapeutics, Inc.*	14,100	101,943
Nkarta, Inc.(x)*	7,700	214,137
Nurix Therapeutics, Inc.*	12,500	374,500
Ocugen, Inc.(x)*	73,900	530,602
Olema Pharmaceuticals, Inc.*	3,300	90,948
Oncorus, Inc.(x)*	500	4,670
OPKO Health, Inc.(x)*	204,200	745,330
Organogenesis Holdings, Inc.*	25,900	368,816
ORIC Pharmaceuticals, Inc.*	10,300	215,373
Oyster Point Pharma, Inc.*	6,600	78,210
Passage Bio, Inc.*	600	5,976
PDL BioPharma, Inc.(r)(x)*	73,900	127,440
PMV Pharmaceuticals, Inc.*	8,600	256,280
Poseida Therapeutics, Inc.(x)*	2,100	15,309
Praxis Precision Medicines, Inc.(x)*	4,500	83,205
Precigen, Inc.(x)*	35,700	178,143
Precision BioSciences, Inc.*	7,600	87,704
Prelude Therapeutics, Inc.(x)*	2,800	87,500
Prometheus Biosciences, Inc.*	2,000	47,420
Protagonist Therapeutics, Inc.*	13,800	244,536
Prothena Corp. plc*	13,600	968,728
PTC Therapeutics, Inc.*	30,800	1,146,068
Puma Biotechnology, Inc.*	22,400	157,024
Radius Health, Inc.*	19,200	238,272
RAPT Therapeutics, Inc.*	6,400	198,720
Recursion Pharmaceuticals, Inc., Class A(x)*	4,400	101,244
REGENXBIO, Inc.*	18,700	783,904
Relay Therapeutics, Inc.*	23,400	737,802
Replimune Group, Inc.*	10,300	305,292
REVOLUTION Medicines, Inc.*	18,900	519,939
Rhythm Pharmaceuticals, Inc.*	16,700	218,102
Rigel Pharmaceuticals, Inc.*	56,000	203,280
Rocket Pharmaceuticals, Inc.*	15,900	475,251
Rubius Therapeutics, Inc.*	15,700	280,716
Sana Biotechnology, Inc.(x)*	33,400	752,168
Sangamo Therapeutics, Inc.*	47,800	430,678
Scholar Rock Holding Corp.*	10,400	343,408
Selecta Biosciences, Inc.*	49,100	204,256
Seres Therapeutics, Inc.*	22,300	155,208
Sesen Bio, Inc.(x)*	76,900	60,997
Shattuck Labs, Inc.*	2,200	44,836
Silverback Therapeutics, Inc.(x)*	1,300	12,974
Solid Biosciences, Inc.(x)*	29,100	69,549
Sorrento Therapeutics, Inc.(x)*	108,400	827,092
Spectrum Pharmaceuticals, Inc.*	73,800	160,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Spero Therapeutics, Inc.*	6,606	$121,617
SpringWorks Therapeutics, Inc.*	10,600	672,464
SQZ Biotechnologies Co.*	1,300	18,746
Stoke Therapeutics, Inc.*	6,100	155,184
Sutro Biopharma, Inc.*	10,300	194,567
Syndax Pharmaceuticals, Inc.*	10,000	191,100
Syros Pharmaceuticals, Inc.*	10,500	46,935
Talaris Therapeutics, Inc.*	1,000	13,560
Taysha Gene Therapies, Inc.(x)*	2,200	40,964
TCR2 Therapeutics, Inc.*	7,500	63,825
TG Therapeutics, Inc.*	54,400	1,810,432
Tonix Pharmaceuticals Holding Corp.(x)*	101,100	60,771
Travere Therapeutics, Inc.*	24,000	582,000
Trillium Therapeutics, Inc.*	39,200	688,352
Turning Point Therapeutics, Inc.*	92,873	6,169,553
Twist Bioscience Corp.*	20,373	2,179,300
Ultragenyx Pharmaceutical, Inc.*	90,342	8,147,945
UroGen Pharma Ltd.(x)*	10,000	168,200
Vanda Pharmaceuticals, Inc.*	21,603	370,276
Vaxart, Inc.(x)*	47,800	380,010
Vaxcyte, Inc.(x)*	15,800	400,846
Veracyte, Inc.*	28,100	1,305,245
Verastem, Inc.*	32,600	100,408
Vericel Corp.(x)*	20,300	990,640
Verve Therapeutics, Inc.(x)*	6,100	286,700
Viking Therapeutics, Inc.(x)*	29,600	185,888
Vir Biotechnology, Inc.*	155,012	6,746,122
Viracta Therapeutics, Inc.(x)*	2,900	23,258
VistaGen Therapeutics, Inc.(x)*	19,800	54,252
Werewolf Therapeutics, Inc.(x)*	800	13,728
XBiotech, Inc.(x)	11,500	148,925
Xencor, Inc.*	27,600	901,416
XOMA Corp.(x)*	900	22,275
Y-mAbs Therapeutics, Inc.(x)*	14,900	425,246
Zentalis Pharmaceuticals, Inc.*	13,510	900,306
ZIOPHARM Oncology, Inc.(x)*	95,265	173,382

		197,635,563

Health Care Equipment & Supplies (4.1%)
Accelerate Diagnostics, Inc.(x)*	1,000	5,830
Accuray, Inc.*	55,667	219,885
Alphatec Holdings, Inc.(x)*	24,600	299,874
AngioDynamics, Inc.*	14,600	378,724
Apyx Medical Corp.*	5,600	77,560
Asensus Surgical, Inc.(x)*	109,900	203,315
Aspira Women’s Health, Inc.(x)*	32,200	104,650
AtriCure, Inc.*	230,410	16,025,016
Atrion Corp.	700	488,250
Avanos Medical, Inc.*	25,500	795,600
Axogen, Inc.*	15,700	248,060
Axonics, Inc.*	17,700	1,152,093
BioLife Solutions, Inc.*	8,000	338,560
Butterfly Network, Inc.(x)*	70,600	737,064
Cardiovascular Systems, Inc.*	19,100	627,053
Cerus Corp.*	72,400	440,916
ClearPoint Neuro, Inc.*	3,600	63,900
CONMED Corp.	12,800	1,674,624
CryoLife, Inc.*	16,300	363,327
CryoPort, Inc.(x)*	16,700	1,110,717
Cutera, Inc.*	6,600	307,560
CytoSorbents Corp.*	20,100	163,212
Eargo, Inc.*	5,000	33,650
Glaukos Corp.*	21,076	1,015,231
Haemonetics Corp.*	20,200	1,425,918
Heska Corp.*	3,300	853,182
Inari Medical, Inc.*	185,730	15,062,703
Inogen, Inc.*	6,900	297,321
Insulet Corp.*	42,235	12,004,454
Integer Holdings Corp.*	15,100	1,349,034
Intersect ENT, Inc.*	17,100	465,120
Invacare Corp.*	20,700	98,532
iRadimed Corp.*	4,700	157,873
iRhythm Technologies, Inc.*	13,900	813,984
Lantheus Holdings, Inc.*	33,100	850,008
LeMaitre Vascular, Inc.	7,200	382,248
LivaNova plc*	23,600	1,868,884
Meridian Bioscience, Inc.*	18,700	359,788
Merit Medical Systems, Inc.*	20,575	1,477,285
Mesa Laboratories, Inc.	2,300	695,428
Misonix, Inc.*	8,200	207,460
Natus Medical, Inc.*	15,100	378,708
Neogen Corp.*	42,866	1,861,670
NeuroPace, Inc.(x)*	700	11,095
Nevro Corp.*	14,200	1,652,596
NuVasive, Inc.*	21,400	1,280,790
OraSure Technologies, Inc.*	24,500	277,095
Ortho Clinical Diagnostics Holdings plc*	38,273	707,285
Orthofix Medical, Inc.*	8,900	339,268
OrthoPediatrics Corp.*	5,500	360,305
Outset Medical, Inc.*	18,300	904,752
PAVmed, Inc.(x)*	20,200	172,508
Pulmonx Corp.(x)*	10,200	366,996
Pulse Biosciences, Inc.(x)*	6,470	139,752
Quotient Ltd.*	23,000	53,820
Retractable Technologies, Inc.(x)*	19,600	216,188
SeaSpine Holdings Corp.*	12,800	201,344
Senseonics Holdings, Inc.(x)*	166,300	563,757
Shockwave Medical, Inc.*	13,556	2,790,909
SI-BONE, Inc.*	13,400	287,028
Sientra, Inc.*	43,600	249,828
Silk Road Medical, Inc.*	230,674	12,693,990
Soliton, Inc.(x)*	12,700	258,572
STAAR Surgical Co.*	19,100	2,454,923
Stereotaxis, Inc.*	17,700	95,226
Surmodics, Inc.*	4,500	250,200
Tactile Systems Technology, Inc.*	8,200	364,490
TransMedics Group, Inc.*	11,200	370,608
Treace Medical Concepts, Inc.*	3,200	86,080
Utah Medical Products, Inc.	1,500	139,260
Vapotherm, Inc.*	6,600	146,982
Varex Imaging Corp.*	11,400	321,480
ViewRay, Inc.*	31,000	223,510
Wright Medical Group NV Escrow(r)*	68,345	—

		95,464,908

Health Care Providers & Services (2.7%)
1Life Healthcare, Inc.*	46,700	945,675
Accolade, Inc.*	20,192	851,497
AdaptHealth Corp.*	32,575	758,672
Addus HomeCare Corp.*	6,900	550,275
Agiliti, Inc.(x)*	6,000	114,240
Alignment Healthcare, Inc.(x)*	346,400	5,535,472
Amedisys, Inc.*	54,610	8,142,351
AMN Healthcare Services, Inc.*	19,900	2,283,525
Apollo Medical Holdings, Inc.(x)*	14,500	1,320,225
Apria, Inc.*	3,700	137,455
Aveanna Healthcare Holdings, Inc.*	11,200	89,824
Brookdale Senior Living, Inc.*	71,500	450,450
Castle Biosciences, Inc.*	8,500	565,250
Community Health Systems, Inc.*	49,800	582,660
CorVel Corp.*	3,500	651,770
Covetrus, Inc.*	48,900	887,046
Cross Country Healthcare, Inc.*	19,500	414,180
Ensign Group, Inc. (The)	21,500	1,610,135
Exagen, Inc.*	600	8,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Fulgent Genetics, Inc.(x)*	6,200	$557,690
Guardant Health, Inc.*	114,114	14,265,391
Hanger, Inc.*	16,800	368,928
HealthEquity, Inc.*	32,800	2,124,128
InfuSystem Holdings, Inc.*	3,800	49,514
Innovage Holding Corp.*	3,600	23,796
Joint Corp. (The)*	6,300	617,526
LHC Group, Inc.*	12,973	2,035,593
Magellan Health, Inc.*	11,900	1,125,145
MEDNAX, Inc.*	30,200	858,586
ModivCare, Inc.*	4,900	889,938
National HealthCare Corp.	6,100	426,878
National Research Corp.	4,200	177,114
Ontrak, Inc.(x)*	6,700	67,268
Option Care Health, Inc.*	57,850	1,403,441
Owens & Minor, Inc.	32,050	1,002,844
Patterson Cos., Inc.	38,700	1,166,418
Pennant Group, Inc. (The)*	11,700	328,653
PetIQ, Inc.(x)*	9,100	227,227
Privia Health Group, Inc.*	7,800	183,768
Progyny, Inc.*	25,300	1,416,800
R1 RCM, Inc.*	47,200	1,038,872
RadNet, Inc.*	18,500	542,235
Select Medical Holdings Corp.	50,019	1,809,187
SOC Telemed, Inc.(x)*	2,300	5,198
Surgery Partners, Inc.*	12,700	537,718
Tenet Healthcare Corp.*	45,600	3,029,664
Tivity Health, Inc.*	20,732	478,080
Triple-S Management Corp., Class B*	8,113	286,957
US Physical Therapy, Inc.	6,200	685,720
Viemed Healthcare, Inc.*	14,200	78,810

		63,707,949

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc.*	65,500	875,735
American Well Corp., Class A*	77,900	709,669
Computer Programs and Systems, Inc.*	5,600	198,576
Evolent Health, Inc., Class A*	27,900	864,900
Forian, Inc.(x)*	1,300	13,416
Health Catalyst, Inc.*	19,400	970,194
HealthStream, Inc.*	8,300	237,214
iCAD, Inc.*	7,000	75,250
Inovalon Holdings, Inc., Class A*	29,200	1,176,468
Inspire Medical Systems, Inc.*	10,900	2,538,392
Multiplan Corp.(x)*	87,800	494,314
NantHealth, Inc.*	27,400	44,114
NextGen Healthcare, Inc.*	27,800	391,980
Omnicell, Inc.*	18,100	2,686,583
OptimizeRx Corp.*	6,800	581,740
Phreesia, Inc.*	18,900	1,166,130
Schrodinger, Inc.*	18,110	990,255
Simulations Plus, Inc.(x)	6,300	248,850
Tabula Rasa HealthCare, Inc.(x)*	8,200	214,922
Vocera Communications, Inc.*	12,100	553,696

		15,032,398

Life Sciences Tools & Services (3.0%)
10X Genomics, Inc., Class A*	110,238	16,048,448
Berkeley Lights, Inc.*	19,200	375,552
Bionano Genomics, Inc.(x)*	112,600	619,300
ChromaDex Corp.(x)*	7,400	46,398
Codexis, Inc.*	24,000	558,240
Fluidigm Corp.(x)*	26,200	172,658
ICON plc*	62,150	16,284,543
Inotiv, Inc.*	1,400	40,936
Medpace Holdings, Inc.*	12,800	2,422,784
NanoString Technologies, Inc.*	19,200	921,792
NeoGenomics, Inc.*	43,800	2,112,912
Pacific Biosciences of California, Inc.*	81,700	2,087,435
Personalis, Inc.*	14,300	275,132
Quanterix Corp.*	12,400	617,396
Repligen Corp.*	92,669	26,780,414
Seer, Inc.(x)*	16,100	555,933

		69,919,873

Pharmaceuticals (1.0%)
Aclaris Therapeutics, Inc.(x)*	10,000	180,000
Aerie Pharmaceuticals, Inc.*	11,000	125,400
Amphastar Pharmaceuticals, Inc.*	16,400	311,764
Angion Biomedica Corp.(x)*	100	977
ANI Pharmaceuticals, Inc.*	6,100	200,202
Antares Pharma, Inc.*	43,700	159,068
Arvinas, Inc.*	17,500	1,438,150
Atea Pharmaceuticals, Inc.(x)*	25,900	908,054
Athira Pharma, Inc.*	27,400	257,012
Axsome Therapeutics, Inc.(x)*	12,500	412,000
BioDelivery Sciences International, Inc.*	46,300	167,143
Cara Therapeutics, Inc.*	17,700	273,465
Cassava Sciences, Inc.(x)*	14,600	906,368
Citius Pharmaceuticals, Inc.(x)*	91,100	184,933
Collegium Pharmaceutical, Inc.*	10,700	211,218
Corcept Therapeutics, Inc.*	40,500	797,040
CorMedix, Inc.(x)*	14,400	66,960
Cymabay Therapeutics, Inc.(x)*	26,100	95,265
Durect Corp.*	500	640
Edgewise Therapeutics, Inc.(x)*	1,700	28,220
Endo International plc*	105,600	342,144
Esperion Therapeutics, Inc.(x)*	11,800	142,190
Evolus, Inc.(x)*	9,800	74,676
Fulcrum Therapeutics, Inc.(x)*	8,200	231,322
Harmony Biosciences Holdings, Inc.*	1,400	53,662
Ikena Oncology, Inc.(x)*	500	6,310
Innoviva, Inc.*	27,500	459,525
Intra-Cellular Therapies, Inc.*	32,000	1,192,960
Kala Pharmaceuticals, Inc.(x)*	21,700	56,854
Kaleido Biosciences, Inc.(x)*	9,100	49,686
Marinus Pharmaceuticals, Inc.(x)*	9,824	111,797
Mind Medicine MindMed, Inc.(x)*	128,900	300,337
NGM Biopharmaceuticals, Inc.*	8,800	184,976
Nuvation Bio, Inc.(x)*	12,800	127,232
Ocular Therapeutix, Inc.*	31,000	310,000
Omeros Corp.(x)*	25,900	357,161
Oramed Pharmaceuticals, Inc.(x)*	5,000	109,900
Pacira BioSciences, Inc.*	21,300	1,192,800
Paratek Pharmaceuticals, Inc.(x)*	29,600	143,856
Phathom Pharmaceuticals, Inc.*	2,600	83,460
Phibro Animal Health Corp., Class A	7,400	159,396
Pliant Therapeutics, Inc.(x)*	10,300	173,864
Prestige Consumer Healthcare, Inc.*	22,700	1,273,697
Provention Bio, Inc.(x)*	33,500	214,400
Rain Therapeutics, Inc.(x)*	1,000	14,960
Reata Pharmaceuticals, Inc., Class A*	11,000	1,106,710
Relmada Therapeutics, Inc.*	6,400	167,744
Revance Therapeutics, Inc.*	239,835	6,681,803
SIGA Technologies, Inc.*	28,900	213,571
Supernus Pharmaceuticals, Inc.*	24,500	653,415
Tarsus Pharmaceuticals, Inc.*	700	15,085
Terns Pharmaceuticals, Inc.(x)*	400	4,168
TherapeuticsMD, Inc.(x)*	66,000	48,933
Theravance Biopharma, Inc.*	23,300	172,420
Verrica Pharmaceuticals, Inc.(x)*	7,600	95,000
WaVe Life Sciences Ltd.*	10,800	52,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Zogenix, Inc.*	27,700	$420,763

		23,723,576

Total Health Care		465,484,267

Industrials (15.6%)
Aerospace & Defense (1.6%)
AAR Corp.*	17,100	554,553
Aerojet Rocketdyne Holdings, Inc.	35,500	1,546,025
AeroVironment, Inc.*	10,000	863,200
Axon Enterprise, Inc.*	104,027	18,206,806
Howmet Aerospace, Inc.	394,160	12,297,792
Kaman Corp.	14,300	510,081
Kratos Defense & Security Solutions, Inc.*	59,500	1,327,445
Maxar Technologies, Inc.	28,100	795,792
Moog, Inc., Class A	15,100	1,151,073
Parsons Corp.*	9,600	324,096
Triumph Group, Inc.*	16,800	312,984

		37,889,847

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	714,937
Atlas Air Worldwide Holdings, Inc.*	11,000	898,480
Echo Global Logistics, Inc.*	10,200	486,642
Forward Air Corp.	12,200	1,012,844
Hub Group, Inc., Class A*	15,000	1,031,250

		4,144,153

Airlines (0.2%)
Allegiant Travel Co.*	6,490	1,268,665
Hawaiian Holdings, Inc.*	25,400	550,164
SkyWest, Inc.*	23,800	1,174,292
Spirit Airlines, Inc.*	43,100	1,118,014

		4,111,135

Building Products (1.9%)
AAON, Inc.	20,562	1,343,521
American Woodmark Corp.*	7,200	470,664
Apogee Enterprises, Inc.	12,300	464,448
Armstrong World Industries, Inc.	149,990	14,319,545
Cornerstone Building Brands, Inc.*	8,400	122,724
CSW Industrials, Inc.	6,700	855,590
Gibraltar Industries, Inc.*	13,000	905,450
Griffon Corp.	15,100	371,460
JELD-WEN Holding, Inc.*	31,717	793,876
Masonite International Corp.*	10,800	1,146,204
PGT Innovations, Inc.*	22,700	433,570
Quanex Building Products Corp.	5,600	119,896
Resideo Technologies, Inc.*	61,700	1,529,543
Simpson Manufacturing Co., Inc.	17,900	1,914,763
Trex Co., Inc.*	182,020	18,553,299
UFP Industries, Inc.	26,700	1,815,066

		45,159,619

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	28,300	1,273,783
ACCO Brands Corp.	17,800	152,902
Brady Corp., Class A	18,000	912,600
Brink’s Co. (The)	21,900	1,386,270
Casella Waste Systems, Inc., Class A*	21,700	1,647,898
Cimpress plc*	7,600	659,908
Copart, Inc.*	77,812	10,794,081
CoreCivic, Inc. (REIT)*	53,500	476,150
Covanta Holding Corp.	57,000	1,146,840
Deluxe Corp.	16,600	595,774
Harsco Corp.*	41,400	701,730
Healthcare Services Group, Inc.	34,500	862,155
Herman Miller, Inc.	29,440	1,108,710
HNI Corp.	22,100	811,512
Interface, Inc.	11,700	177,255
KAR Auction Services, Inc.*	64,400	1,055,516
Matthews International Corp., Class A	17,344	601,663
Montrose Environmental Group, Inc.*	9,200	568,008
Pitney Bowes, Inc.	88,500	638,085
Steelcase, Inc., Class A	44,100	559,188
Tetra Tech, Inc.	20,800	3,106,272
UniFirst Corp.	5,700	1,211,934
US Ecology, Inc.*	14,290	462,282
Viad Corp.*	6,600	299,706

		31,210,222

Construction & Engineering (0.6%)
Ameresco, Inc., Class A*	10,200	595,986
API Group Corp.(m)*	69,800	1,420,430
Arcosa, Inc.	22,600	1,133,842
Comfort Systems USA, Inc.	15,700	1,119,724
Construction Partners, Inc., Class A*	9,300	310,341
Dycom Industries, Inc.*	15,000	1,068,600
EMCOR Group, Inc.	22,600	2,607,588
Fluor Corp.(x)*	70,200	1,121,094
Granite Construction, Inc.	21,421	847,201
Great Lakes Dredge & Dock Corp.*	26,100	393,849
MYR Group, Inc.*	5,600	557,200
NV5 Global, Inc.*	3,900	384,423
Primoris Services Corp.	22,900	560,821
WillScot Mobile Mini Holdings Corp.*	80,863	2,564,974

		14,686,073

Electrical Equipment (1.3%)
AMETEK, Inc.	101,125	12,540,511
Array Technologies, Inc.*	51,100	946,372
Atkore, Inc.*	21,200	1,842,704
AZZ, Inc.	13,300	707,560
Blink Charging Co.(x)*	14,600	417,706
Bloom Energy Corp., Class A(x)*	55,800	1,044,576
Encore Wire Corp.	8,000	758,640
EnerSys	17,600	1,310,144
FuelCell Energy, Inc.(x)*	133,800	895,122
GrafTech International Ltd.	68,300	704,856
Shoals Technologies Group, Inc., Class A*	266,041	7,417,223
Stem, Inc.(x)*	25,100	599,639
TPI Composites, Inc.*	13,200	445,500
Vicor Corp.*	7,600	1,019,616

		30,650,169

Industrial Conglomerates (0.1%)
Raven Industries, Inc.*	17,600	1,013,936

Machinery (4.5%)
Alamo Group, Inc.	5,100	711,603
Albany International Corp., Class A	13,400	1,030,058
Altra Industrial Motion Corp.	27,593	1,527,273
Astec Industries, Inc.	11,400	613,434
Barnes Group, Inc.	24,610	1,026,975
Chart Industries, Inc.*	101,040	19,309,755
Columbus McKinnon Corp.	9,300	449,655
Desktop Metal, Inc., Class A(x)*	58,300	418,011
Douglas Dynamics, Inc.	7,700	279,510
Energy Recovery, Inc.*	10,800	205,524
Enerpac Tool Group Corp.	31,200	646,776
EnPro Industries, Inc.	9,700	845,064
ESCO Technologies, Inc.	13,600	1,047,200
Evoqua Water Technologies Corp.*	44,027	1,653,654
Federal Signal Corp.	27,900	1,077,498
Franklin Electric Co., Inc.	17,500	1,397,375
Greenbrier Cos., Inc. (The)	17,400	748,026
Helios Technologies, Inc.	12,000	985,320
Hillenbrand, Inc.	34,026	1,451,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hydrofarm Holdings Group, Inc.(x)*	15,000	$567,750
Hyliion Holdings Corp.(x)*	46,900	393,960
Hyster-Yale Materials Handling, Inc.	1,100	55,286
Ideanomics, Inc.(x)*	163,600	322,292
Ingersoll Rand, Inc.*	293,634	14,802,090
ITT, Inc.	152,700	13,107,768
John Bean Technologies Corp.	12,500	1,756,875
Kadant, Inc.	5,700	1,163,370
Kennametal, Inc.	31,600	1,081,668
Lindsay Corp.	5,100	774,129
Lydall, Inc.*	7,000	434,630
Manitowoc Co., Inc. (The)*	1,200	25,704
Meritor, Inc.*	30,600	652,086
Middleby Corp. (The)*	85,940	14,653,629
Mueller Industries, Inc.	23,900	982,290
Mueller Water Products, Inc., Class A	75,800	1,153,676
Nikola Corp.(x)*	80,300	856,801
Proto Labs, Inc.*	13,100	872,460
RBC Bearings, Inc.*	10,600	2,249,320
Rexnord Corp.	51,600	3,317,364
Shyft Group, Inc. (The)	13,300	505,533
SPX Corp.*	21,700	1,159,865
SPX FLOW, Inc.	19,900	1,454,690
Standex International Corp.	6,600	652,806
Tennant Co.	9,200	680,340
Terex Corp.	29,400	1,237,740
TriMas Corp.*	21,100	682,796
Trinity Industries, Inc.	34,700	942,799
Wabash National Corp.	11,500	173,995
Watts Water Technologies, Inc., Class A	10,892	1,830,836
Welbilt, Inc.*	60,300	1,401,372

		105,369,840

Marine (0.1%)
Matson, Inc.	17,500	1,412,425

Professional Services (1.4%)
ASGN, Inc.*	20,900	2,364,626
CBIZ, Inc.*	25,100	811,734
Exponent, Inc.	21,700	2,455,355
Huron Consulting Group, Inc.*	13,569	705,588
ICF International, Inc.	8,000	714,320
Insperity, Inc.	14,700	1,627,878
Jacobs Engineering Group, Inc.	103,750	13,749,988
KBR, Inc.	60,900	2,399,460
Kelly Services, Inc., Class A	7,200	135,936
Kforce, Inc.	9,700	578,508
Korn Ferry	21,400	1,548,504
ManTech International Corp., Class A	10,700	812,344
TriNet Group, Inc.*	18,000	1,702,440
TrueBlue, Inc.*	15,000	406,200
Upwork, Inc.*	46,700	2,102,901

		32,115,782

Road & Rail (0.9%)
ArcBest Corp.	12,900	1,054,833
Avis Budget Group, Inc.*	18,800	2,190,388
Heartland Express, Inc.	6,100	97,722
Marten Transport Ltd.	26,949	422,830
Saia, Inc.*	11,200	2,665,936
TFI International, Inc.	133,820	13,673,727
Werner Enterprises, Inc.	30,400	1,345,808

		21,451,244

Trading Companies & Distributors (1.5%)
Applied Industrial Technologies, Inc.	14,900	1,342,937
Beacon Roofing Supply, Inc.*	23,900	1,141,464
Boise Cascade Co.	17,900	966,242
CAI International, Inc.	6,500	363,415
GATX Corp.	13,700	1,226,972
GMS, Inc.*	18,200	797,160
H&E Equipment Services, Inc.	15,100	524,121
Herc Holdings, Inc.*	11,800	1,928,828
McGrath RentCorp	10,300	741,085
MRC Global, Inc.*	14,700	107,898
NOW, Inc.*	37,300	285,345
Rush Enterprises, Inc., Class A	19,950	900,942
SiteOne Landscape Supply, Inc.*	101,281	20,202,521
Textainer Group Holdings Ltd.*	24,200	844,822
Triton International Ltd.	29,300	1,524,772
Veritiv Corp.*	6,200	555,272
WESCO International, Inc.*	17,803	2,053,042

		35,506,838

Total Industrials		364,721,283

Information Technology (23.0%)
Communications Equipment (0.3%)
ADTRAN, Inc.	18,200	341,432
Calix, Inc.*	25,500	1,260,465
EchoStar Corp., Class A*	16,600	423,466
Extreme Networks, Inc.*	55,900	550,615
Harmonic, Inc.*	35,400	309,750
Infinera Corp.*	75,000	624,000
KVH Industries, Inc.*	1,200	11,556
NETGEAR, Inc.*	17,100	545,661
NetScout Systems, Inc.*	32,000	862,400
Plantronics, Inc.*	16,500	424,215
Viavi Solutions, Inc.*	99,800	1,570,852

		6,924,412

Electronic Equipment, Instruments & Components (3.3%)
Advanced Energy Industries, Inc.	15,800	1,386,450
Badger Meter, Inc.	11,600	1,173,224
Belden, Inc.	22,200	1,293,372
Benchmark Electronics, Inc.	24,300	649,053
Cognex Corp.	249,080	19,981,198
CTS Corp.	21,400	661,474
ePlus, Inc.*	6,600	677,226
Fabrinet*	14,800	1,517,148
FARO Technologies, Inc.*	7,695	506,408
II-VI, Inc.*	45,865	2,722,546
Insight Enterprises, Inc.*	16,000	1,441,280
Itron, Inc.*	20,000	1,512,600
Knowles Corp.*	46,700	875,158
Littelfuse, Inc.	54,350	14,852,225
Methode Electronics, Inc.	18,800	790,540
MicroVision, Inc.(x)*	63,400	700,570
nLight, Inc.*	15,100	425,669
Novanta, Inc.*	117,130	18,096,585
OSI Systems, Inc.*	7,700	729,960
PAR Technology Corp.(x)*	8,700	535,137
Plexus Corp.*	13,795	1,233,411
Rogers Corp.*	8,700	1,622,376
Sanmina Corp.*	31,700	1,221,718
ScanSource, Inc.*	3,800	132,202
TTM Technologies, Inc.*	53,300	669,981
Vishay Intertechnology, Inc.	61,200	1,229,508

		76,637,019

IT Services (2.9%)
BigCommerce Holdings, Inc.*	18,800	952,032
Brightcove, Inc.*	6,500	75,010
Cass Information Systems, Inc.	733	30,676
Conduent, Inc.*	59,900	394,741
CSG Systems International, Inc.	16,300	785,660
DigitalOcean Holdings, Inc.(x)*	133,523	10,365,391
Evertec, Inc.	29,400	1,344,168
Evo Payments, Inc., Class A*	27,300	646,464
ExlService Holdings, Inc.*	13,800	1,699,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Flywire Corp.(x)*	48,831	$2,140,751
Grid Dynamics Holdings, Inc.*	16,300	476,286
LiveRamp Holdings, Inc.*	30,976	1,462,996
MAXIMUS, Inc.	26,120	2,173,184
MoneyGram International, Inc.*	13,900	111,478
MongoDB, Inc.*	56,120	26,461,141
Paya Holdings, Inc., Class A*	23,700	257,619
Perficient, Inc.*	13,900	1,608,230
Rackspace Technology, Inc.*	7,000	99,540
Repay Holdings Corp.*	29,100	670,173
Shift4 Payments, Inc., Class A*	191,123	14,815,855
TTEC Holdings, Inc.	9,300	869,829
Tucows, Inc., Class A(x)*	200	15,790
Unisys Corp.*	29,900	751,686
Verra Mobility Corp.*	58,600	883,102

		69,090,858

Semiconductors & Semiconductor Equipment (6.9%)
Ambarella, Inc.*	13,900	2,164,786
Amkor Technology, Inc.	39,500	985,525
Axcelis Technologies, Inc.*	14,600	686,638
CEVA, Inc.*	7,800	332,826
CMC Materials, Inc.	13,120	1,616,778
Cohu, Inc.*	15,777	503,917
Diodes, Inc.*	17,300	1,567,207
Entegris, Inc.	152,360	19,182,124
FormFactor, Inc.*	35,661	1,331,225
Ichor Holdings Ltd.*	10,300	423,227
Impinj, Inc.*	5,600	319,928
Kulicke & Soffa Industries, Inc.	24,500	1,427,860
Lattice Semiconductor Corp.*	356,562	23,051,733
MACOM Technology Solutions Holdings, Inc.*	293,413	19,033,701
MaxLinear, Inc.*	27,656	1,362,058
Meta Materials, Inc.(x)*	84,650	489,277
Monolithic Power Systems, Inc.	45,550	22,077,174
ON Semiconductor Corp.*	430,470	19,702,612
Onto Innovation, Inc.*	21,075	1,522,669
Photronics, Inc.*	18,400	250,792
Power Integrations, Inc.	24,200	2,395,558
Rambus, Inc.*	49,100	1,090,020
Semtech Corp.*	26,900	2,097,393
Silicon Laboratories, Inc.*	18,600	2,606,976
SiTime Corp.*	5,100	1,041,267
SunPower Corp.(x)*	38,800	879,984
Synaptics, Inc.*	123,671	22,227,389
Ultra Clean Holdings, Inc.*	18,200	775,320
Universal Display Corp.	53,259	9,105,159
Veeco Instruments, Inc.*	17,049	378,658

		160,629,781

Software (9.5%)
8x8, Inc.*	49,000	1,146,110
ACI Worldwide, Inc.*	49,081	1,508,259
Agilysys, Inc.*	6,250	327,250
Alarm.com Holdings, Inc.*	21,800	1,704,542
Altair Engineering, Inc., Class A*	19,500	1,344,330
Appfolio, Inc., Class A*	7,900	951,160
Appian Corp.(x)*	16,800	1,554,168
Asana, Inc., Class A*	29,600	3,073,664
Avalara, Inc.*	134,388	23,486,991
Avaya Holdings Corp.*	37,000	732,230
Blackbaud, Inc.*	20,300	1,428,105
Blackline, Inc.*	20,900	2,467,454
Bottomline Technologies DE, Inc.*	17,100	671,688
Box, Inc., Class A*	59,700	1,413,099
Cerence, Inc.*	15,100	1,451,261
Cloudera, Inc.*	102,013	1,629,148
CommVault Systems, Inc.*	20,200	1,521,262
Cornerstone OnDemand, Inc.*	26,200	1,500,212
Coupa Software, Inc.*	36,430	7,984,727
Digital Turbine, Inc.*	37,600	2,585,000
Domo, Inc., Class B*	12,800	1,080,832
Dynatrace, Inc.*	291,459	20,684,845
E2open Parent Holdings, Inc.(x)*	62,700	708,510
Ebix, Inc.	3,200	86,176
Envestnet, Inc.*	21,900	1,757,256
Freshworks, Inc., Class A*	329,098	14,049,194
HubSpot, Inc.*	21,874	14,788,793
InterDigital, Inc.	16,900	1,146,158
j2 Global, Inc.*	16,800	2,295,216
JFrog Ltd.*	20,700	693,450
LivePerson, Inc.*	25,500	1,503,225
Manhattan Associates, Inc.*	135,366	20,715,059
Marathon Digital Holdings, Inc.(x)*	38,200	1,206,356
MicroStrategy, Inc., Class A(x)*	3,300	1,908,720
Mimecast Ltd.*	28,100	1,787,160
Mitek Systems, Inc.*	16,600	307,100
Model N, Inc.*	15,100	505,850
Momentive Global, Inc.*	59,400	1,164,240
Monday.com Ltd.(x)*	35,927	11,719,387
OneSpan, Inc.*	5,800	108,924
PagerDuty, Inc.*	32,300	1,337,866
Ping Identity Holding Corp.*	15,900	390,663
Progress Software Corp.	22,850	1,123,991
PROS Holdings, Inc.*	19,550	693,634
Q2 Holdings, Inc.*	22,500	1,803,150
QAD, Inc., Class A	4,900	428,211
Qualys, Inc.*	13,500	1,502,415
Rapid7, Inc.*	23,800	2,689,876
Riot Blockchain, Inc.(x)*	33,800	868,660
Sailpoint Technologies Holdings, Inc.*	40,800	1,749,504
Sapiens International Corp. NV	7,400	212,972
Smartsheet, Inc., Class A*	257,895	17,748,334
Sprout Social, Inc., Class A*	17,700	2,158,515
SPS Commerce, Inc.*	14,300	2,306,733
Sumo Logic, Inc.*	32,700	527,124
Telos Corp.*	15,400	437,668
Tenable Holdings, Inc.*	35,200	1,624,128
Upland Software, Inc.*	10,400	347,776
Varonis Systems, Inc.*	338,535	20,599,855
Verint Systems, Inc.*	30,121	1,349,120
Vonage Holdings Corp.*	93,400	1,505,608
Workiva, Inc.*	17,700	2,494,992
Xperi Holding Corp.	56,893	1,071,864
Yext, Inc.*	56,900	684,507
Zuora, Inc., Class A*	61,000	1,011,380

		223,365,657

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	56,000	1,543,920
Avid Technology, Inc.*	13,500	390,420
Diebold Nixdorf, Inc.*	14,000	141,540
Super Micro Computer, Inc.*	22,200	811,854

		2,887,734

Total Information Technology		539,535,461

Materials (1.8%)
Chemicals (0.9%)
AdvanSix, Inc.*	8,300	329,925
Amyris, Inc.(x)*	67,000	919,910
Avient Corp.	36,084	1,672,494
Balchem Corp.	14,100	2,045,487
Cabot Corp.	22,500	1,127,700
Chase Corp.	2,500	255,375
Danimer Scientific, Inc.(x)*	27,500	449,350
Ferro Corp.*	44,554	906,228
GCP Applied Technologies, Inc.*	24,600	539,232
HB Fuller Co.	21,800	1,407,408

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ingevity Corp.*	19,600	$1,398,852
Innospec, Inc.	12,300	1,035,906
Kraton Corp.*	14,800	675,472
Livent Corp.*	69,100	1,596,901
Minerals Technologies, Inc.	16,000	1,117,440
Orion Engineered Carbons SA*	27,600	503,148
Quaker Chemical Corp.	5,500	1,307,460
Sensient Technologies Corp.	17,700	1,612,116
Stepan Co.	11,100	1,253,634
Trinseo SA	16,300	879,874
Tronox Holdings plc, Class A	41,000	1,010,650

		22,044,562

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	52,546	1,679,895

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	742,900
Greif, Inc., Class B	400	25,920
Myers Industries, Inc.	8,800	172,216
O-I Glass, Inc.*	78,100	1,114,487
Ranpak Holdings Corp.*	13,900	372,798

		2,428,321

Metals & Mining (0.6%)
Allegheny Technologies, Inc.*	57,400	954,562
Arconic Corp.*	49,600	1,564,384
Carpenter Technology Corp.	21,800	713,732
Coeur Mining, Inc.*	122,870	758,108
Commercial Metals Co.	51,500	1,568,690
Compass Minerals International, Inc.	16,500	1,062,600
Constellium SE*	49,200	923,976
Hecla Mining Co.	219,421	1,206,816
Kaiser Aluminum Corp.	8,100	882,576
Materion Corp.	7,700	528,528
MP Materials Corp.(x)*	29,200	941,116
Novagold Resources, Inc.*	125,900	866,192
Schnitzer Steel Industries, Inc., Class A	12,200	534,482
Warrior Met Coal, Inc.	19,700	458,419
Worthington Industries, Inc.	17,699	932,737

		13,896,918

Paper & Forest Products (0.1%)
Domtar Corp.*	20,000	1,090,800
Glatfelter Corp.(x)	3,000	42,300
Neenah, Inc.	7,400	344,914
Schweitzer-Mauduit International, Inc.	16,000	554,560

		2,032,574

Total Materials		42,082,270

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
Acadia Realty Trust (REIT)	38,586	787,540
Agree Realty Corp. (REIT)	26,500	1,755,095
Alexander & Baldwin, Inc. (REIT)	38,251	896,603
American Assets Trust, Inc. (REIT)	19,996	748,250
American Finance Trust, Inc. (REIT)	49,600	398,784
Apartment Investment and Management Co. (REIT), Class A	59,600	408,260
Apple Hospitality REIT, Inc. (REIT)	84,100	1,322,893
Brandywine Realty Trust (REIT)	68,000	912,560
Broadstone Net Lease, Inc. (REIT)	57,000	1,414,170
CareTrust REIT, Inc. (REIT)	44,300	900,176
Centerspace (REIT)	5,632	532,224
Columbia Property Trust, Inc. (REIT)	57,100	1,086,042
Community Healthcare Trust, Inc. (REIT)	8,200	370,558
Corporate Office Properties Trust (REIT)	45,200	1,219,496
DiamondRock Hospitality Co. (REIT)*	94,508	893,101
DigitalBridge Group, Inc. (REIT)(x)*	191,500	1,154,745
Diversified Healthcare Trust (REIT)	91,800	311,202
Easterly Government Properties, Inc. (REIT)	36,600	756,156
EastGroup Properties, Inc. (REIT)	16,280	2,712,736
Empire State Realty Trust, Inc. (REIT), Class A	57,300	574,719
Equity Commonwealth (REIT)	47,000	1,221,060
Essential Properties Realty Trust, Inc. (REIT)	46,900	1,309,448
Four Corners Property Trust, Inc. (REIT)	31,500	846,090
GEO Group, Inc. (The) (REIT)(x)	29,100	217,377
Getty Realty Corp. (REIT)	13,664	400,492
Global Medical REIT, Inc. (REIT)	22,500	330,750
Global Net Lease, Inc. (REIT)	39,200	627,984
Healthcare Realty Trust, Inc. (REIT)	65,300	1,944,634
Independence Realty Trust, Inc. (REIT)	39,700	807,895
Industrial Logistics Properties Trust (REIT)	32,606	828,518
Innovative Industrial Properties, Inc. (REIT)	10,300	2,381,051
iStar, Inc. (REIT)(x)	32,000	802,560
Kite Realty Group Trust (REIT)	45,782	932,122
Lexington Realty Trust (REIT)(x)	113,945	1,452,799
LTC Properties, Inc. (REIT)	21,800	690,842
Macerich Co. (The) (REIT)	82,700	1,381,917
Mack-Cali Realty Corp. (REIT)*	46,100	789,232
Monmouth Real Estate Investment Corp. (REIT)	36,113	673,507
National Health Investors, Inc. (REIT)	20,200	1,080,700
National Storage Affiliates Trust (REIT)	31,900	1,684,001
NETSTREIT Corp. (REIT)	15,900	376,035
NexPoint Residential Trust, Inc. (REIT)	8,700	538,356
Office Properties Income Trust (REIT)	26,912	681,681
Outfront Media, Inc. (REIT)	58,300	1,469,160
Paramount Group, Inc. (REIT)	74,800	672,452
Pebblebrook Hotel Trust (REIT)	52,028	1,165,948
Physicians Realty Trust (REIT)	89,500	1,576,990
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	1,052,772
PotlatchDeltic Corp. (REIT)	27,936	1,440,939
PS Business Parks, Inc. (REIT)	7,920	1,241,381
Retail Opportunity Investments Corp. (REIT)	51,500	897,130
Retail Properties of America, Inc. (REIT), Class A	80,500	1,036,840
RLJ Lodging Trust (REIT)	80,687	1,199,009
RPT Realty (REIT)	35,260	449,918
Ryman Hospitality Properties, Inc. (REIT)*	23,216	1,943,179
Sabra Health Care REIT, Inc. (REIT)	84,943	1,250,361
Safehold, Inc. (REIT)	174,880	12,572,123
Service Properties Trust (REIT)	81,700	915,857
SITE Centers Corp. (REIT)	76,300	1,178,072
STAG Industrial, Inc. (REIT)	64,100	2,515,925
Summit Hotel Properties, Inc. (REIT)*	69,800	672,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sunstone Hotel Investors, Inc. (REIT)*	110,114	$1,314,761
Tanger Factory Outlet Centers, Inc. (REIT)(x)	43,700	712,310
Terreno Realty Corp. (REIT)	28,200	1,783,086
UMH Properties, Inc. (REIT)	16,100	368,690
Uniti Group, Inc. (REIT)	85,300	1,055,161
Universal Health Realty Income Trust (REIT)	3,350	185,155
Urban Edge Properties (REIT)	48,300	884,373
Washington REIT (REIT)	32,300	799,425
Xenia Hotels & Resorts, Inc. (REIT)*	59,700	1,059,078

		82,566,630

Real Estate Management & Development (0.4%)
Cushman & Wakefield plc(x)*	44,600	830,006
eXp World Holdings, Inc.(x)	22,000	874,940
Kennedy-Wilson Holdings, Inc.	58,103	1,215,515
Marcus & Millichap, Inc.*	10,000	406,200
Newmark Group, Inc., Class A	72,640	1,039,478
Realogy Holdings Corp.*	52,800	926,112
Redfin Corp.(x)*	42,573	2,132,907
St Joe Co. (The)	16,000	673,600

		8,098,758

Total Real Estate		90,665,388

Utilities (1.2%)
Electric Utilities (0.3%)
ALLETE, Inc.	22,200	1,321,344
MGE Energy, Inc.	12,900	948,150
Otter Tail Corp.	18,200	1,018,654
PNM Resources, Inc.	36,600	1,810,968
Portland General Electric Co.	37,600	1,766,824

		6,865,940

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	21,223	1,270,833
Chesapeake Utilities Corp.	8,040	965,202
New Jersey Resources Corp.	40,700	1,416,767
Northwest Natural Holding Co.	10,100	464,499
ONE Gas, Inc.	21,500	1,362,455
South Jersey Industries, Inc.	40,100	852,526
Southwest Gas Holdings, Inc.	22,300	1,491,424
Spire, Inc.	20,300	1,241,954

		9,065,660

Independent Power and Renewable Electricity Producers (0.2%)
Clearway Energy, Inc., Class A	12,700	358,140
Clearway Energy, Inc., Class C	36,192	1,095,532
Ormat Technologies, Inc.(x)	19,200	1,278,912
Sunnova Energy International, Inc.*	34,500	1,136,430

		3,869,014

Multi-Utilities (0.1%)
Avista Corp.	23,900	934,968
Black Hills Corp.	24,800	1,556,448
NorthWestern Corp.	19,591	1,122,564

		3,613,980

Water Utilities (0.2%)
American States Water Co.	13,500	1,154,520
California Water Service Group	23,000	1,355,390
Middlesex Water Co.	6,000	616,680
SJW Group	11,900	786,114
York Water Co. (The)	600	26,208

		3,938,912

Total Utilities		27,353,506

Total Common Stocks (99.0%) (Cost $1,434,095,935)		2,318,752,321

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
4.000%, 6/15/23(e)	$9,000	8,956

Total Financials		8,956

Total Long-Term Debt Securities (0.0%) (Cost $9,216)		8,956

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	56,900	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	8,400	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	65,300	22,529
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	30,100	19,865
Contra Aduro Biotech I, CVR(r)(x)*	10,640	—

		42,394

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR(r)(x)*	16,700	6,764
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		6,764

Total Health Care		49,158

Total Rights (0.0%) (Cost $74,734)		49,158

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (2.8%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $18,827,311, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $19,203,837.(xx)	$18,827,290	18,827,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Cantor Fitzgerald & Co., 0.06%, dated 9/30/21, due 10/5/21, repurchase price $10,000,076, collateralized by various U.S. Government Agency Securities, ranging from 0.484%-6.000%, maturing 9/25/29-7/20/71; total market value $10,200,000.(xx)	$10,000,000	$10,000,000
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $5,500,023, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $5,610,000.(xx)	5,500,000	5,500,000
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $10,000,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $10,204,165.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $8,000,420, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $8,884,946.(xx)	8,000,000	8,000,000
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $10,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 10/28/21-2/15/41; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $800,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $816,041.(xx)	800,000	800,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $2,400,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $2,448,072.(xx)	2,400,000	2,400,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $200,001, collateralized by various Common Stocks; total market value $222,230.(xx)	200,000	200,000

Total Repurchase Agreements		65,727,290

Total Short-Term Investments (3.0%) (Cost $70,727,290)		70,727,290

Total Investments in Securities (102.0%) (Cost $1,504,907,175)		2,389,537,725
Other Assets Less Liabilities (-2.0%)		(47,750,570)

Net Assets (100%)		$2,341,787,155

*	Non-income producing.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $2,019,724 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $111,427,532. This was collateralized by $44,432,257 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 10/5/21 - 2/15/51 and by cash of $70,727,290 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	73	12/2021	USD	8,032,920	(161,970)

					(161,970)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$38,992,497	$—	$—		$38,992,497
Consumer Discretionary	350,517,944	6,117	—		350,524,061
Consumer Staples	68,424,914	—	—		68,424,914
Energy	70,279,513	—	—		70,279,513
Financials	260,689,161	—	—		260,689,161
Health Care	465,356,827	—	127,440		465,484,267
Industrials	364,721,283	—	—		364,721,283
Information Technology	539,535,461	—	—		539,535,461
Materials	42,082,270	—	—		42,082,270
Real Estate	90,665,388	—	—		90,665,388
Utilities	27,353,506	—	—		27,353,506
Corporate Bond
Financials	—	8,956	—		8,956
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	49,158		49,158
Short-Term Investments
Investment Company	5,000,000	—	—		5,000,000
Repurchase Agreements	—	65,727,290	—		65,727,290

Total Assets	$2,323,618,764	$65,742,363	$176,598		$2,389,537,725

Liabilities:
Futures	$(161,970)	$—	$—		$(161,970)

Total Liabilities	$(161,970)	$—	$—		$(161,970)

Total	$2,323,456,794	$65,742,363	$176,598		$2,389,375,755

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$951,390,995
Aggregate gross unrealized depreciation	(79,731,939)

Net unrealized appreciation	$871,659,056

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,517,716,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Media (1.5%)
Fox Corp., Class B	242,888	$9,016,003

Total Communication Services		9,016,003

Consumer Discretionary (8.3%)
Auto Components (1.9%)
BorgWarner, Inc.	180,740	7,809,776
Bridgestone Corp.	59,900	2,840,834

		10,650,610

Automobiles (0.9%)
Honda Motor Co. Ltd. (ADR)(x)	175,686	5,388,289

Hotels, Restaurants & Leisure (1.5%)
Cracker Barrel Old Country Store, Inc.	21,101	2,950,764
Sodexo SA*	65,838	5,765,044

		8,715,808

Leisure Products (0.7%)
Polaris, Inc.	35,242	4,217,058

Multiline Retail (1.4%)
Dollar Tree, Inc.*	82,574	7,903,983

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	53,521	11,180,002

Total Consumer Discretionary		48,055,750

Consumer Staples (8.0%)
Food & Staples Retailing (2.3%)
Koninklijke Ahold Delhaize NV	285,756	9,473,758
Sysco Corp.	46,589	3,657,236

		13,130,994

Food Products (4.7%)
Conagra Brands, Inc.	326,019	11,042,264
General Mills, Inc.	66,073	3,952,487
J M Smucker Co. (The)	36,833	4,421,065
Kellogg Co.	60,426	3,862,430
Orkla ASA	466,637	4,276,410

		27,554,656

Household Products (1.0%)
Kimberly-Clark Corp.	43,083	5,705,912

Total Consumer Staples		46,391,562

Energy (4.7%)
Energy Equipment & Services (0.9%)
Baker Hughes Co.	222,395	5,499,828

Oil, Gas & Consumable Fuels (3.8%)
ConocoPhillips	162,989	11,045,765
Devon Energy Corp.	199,179	7,072,846
Pioneer Natural Resources Co.	22,379	3,726,327

		21,844,938

Total Energy		27,344,766

Financials (19.8%)
Banks (5.3%)
Commerce Bancshares, Inc.	15,282	1,064,850
Eastern Bankshares, Inc.	33,891	687,987
First Hawaiian, Inc.	160,270	4,703,924
M&T Bank Corp.	43,646	6,518,094
Prosperity Bancshares, Inc.	60,270	4,287,005
Truist Financial Corp.	171,882	10,080,879
Westamerica Bancorp	61,695	3,470,961

		30,813,700

Capital Markets (7.2%)
Ameriprise Financial, Inc.	22,569	5,960,924
Bank of New York Mellon Corp. (The)	282,059	14,621,939
Northern Trust Corp.	117,208	12,636,195
State Street Corp.	37,206	3,152,092
T. Rowe Price Group, Inc.	26,792	5,269,986

		41,641,136

Insurance (6.9%)
Aflac, Inc.	177,589	9,257,714
Allstate Corp. (The)	40,364	5,138,741
Arthur J Gallagher & Co.	15,172	2,255,318
Chubb Ltd.	78,559	13,628,415
Reinsurance Group of America, Inc.	82,761	9,207,989

		39,488,177

Thrifts & Mortgage Finance (0.4%)
Capitol Federal Financial, Inc.	215,028	2,470,672

Total Financials		114,413,685

Health Care (15.9%)
Health Care Equipment & Supplies (5.6%)
Baxter International, Inc.	3,616	290,835
Becton Dickinson and Co.	23,908	5,877,065
Envista Holdings Corp.*	89,440	3,739,486
Koninklijke Philips NV (NYRS)	100,426	4,462,931
Zimmer Biomet Holdings, Inc.	121,932	17,845,968

		32,216,285

Health Care Providers & Services (8.5%)
Cardinal Health, Inc.	172,734	8,543,424
Centene Corp.*	63,941	3,984,164
Henry Schein, Inc.*	122,138	9,302,030
McKesson Corp.	38,967	7,769,241
Quest Diagnostics, Inc.	65,295	9,488,016
Universal Health Services, Inc., Class B	72,236	9,995,295

		49,082,170

Health Care Technology (1.8%)
Cerner Corp.	149,006	10,507,903

Total Health Care		91,806,358

Industrials (14.1%)
Aerospace & Defense (2.5%)
BAE Systems plc	830,369	6,276,296
General Dynamics Corp.	42,833	8,396,553

		14,672,849

Airlines (1.8%)
Southwest Airlines Co.*	201,844	10,380,837

Building Products (0.0%)
Johnson Controls International plc	3,742	254,755

Commercial Services & Supplies (0.8%)
Republic Services, Inc.	37,463	4,497,808

Electrical Equipment (4.0%)
Emerson Electric Co.	103,391	9,739,432
Hubbell, Inc.	24,292	4,388,836
nVent Electric plc	272,434	8,807,791

		22,936,059

Machinery (2.6%)
Crane Co.	10,918	1,035,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cummins, Inc.	12,737	$2,860,221
IMI plc	51,447	1,146,362
Oshkosh Corp.	47,237	4,835,652
PACCAR, Inc.	62,507	4,933,052

		14,810,422

Road & Rail (0.6%)
Heartland Express, Inc.	231,945	3,715,759

Trading Companies & Distributors (1.8%)
Beacon Roofing Supply, Inc.*	45,487	2,172,459
MSC Industrial Direct Co., Inc., Class A	103,629	8,310,010

		10,482,469

Total Industrials		81,750,958

Information Technology (6.1%)
Communications Equipment (1.9%)
F5 Networks, Inc.*	35,468	7,050,329
Juniper Networks, Inc.	141,007	3,880,513

		10,930,842

Electronic Equipment, Instruments & Components (0.2%)
TE Connectivity Ltd.	10,141	1,391,548

IT Services (1.1%)
Amdocs Ltd.	47,145	3,569,348
Euronet Worldwide, Inc.*	20,981	2,670,462

		6,239,810

Software (1.6%)
CDK Global, Inc.	84,952	3,614,708
Open Text Corp.(x)	115,898	5,648,868

		9,263,576

Technology Hardware, Storage & Peripherals (1.3%)
HP, Inc.	267,004	7,305,229

Total Information Technology		35,131,005

Materials (5.2%)
Chemicals (0.9%)
Axalta Coating Systems Ltd.*	167,749	4,896,593

Containers & Packaging (3.0%)
Amcor plc	202,601	2,348,146
Packaging Corp. of America	34,103	4,687,116
Sonoco Products Co.	176,180	10,496,805

		17,532,067

Paper & Forest Products (1.3%)
Mondi plc	312,865	7,647,190

Total Materials		30,075,850

Real Estate (5.6%)
Equity Real Estate Investment Trusts (REITs) (5.6%)
Equinix, Inc. (REIT)	5,658	4,470,556
Essex Property Trust, Inc. (REIT)	16,527	5,284,343
Healthcare Trust of America, Inc. (REIT), Class A	224,129	6,647,666
Healthpeak Properties, Inc. (REIT)	228,952	7,665,313
MGM Growth Properties LLC (REIT), Class A	141,830	5,432,089
Regency Centers Corp. (REIT)	12,889	867,816
Weyerhaeuser Co. (REIT)	50,702	1,803,470

Total Real Estate		32,171,253

Utilities (7.4%)
Electric Utilities (4.6%)
Edison International	178,754	9,915,484
Evergy, Inc.	49,687	3,090,531
Eversource Energy	42,968	3,513,064
Pinnacle West Capital Corp.	117,709	8,517,423
Xcel Energy, Inc.	22,800	1,425,000

		26,461,502

Gas Utilities (1.4%)
Atmos Energy Corp.	47,688	4,206,082
Spire, Inc.	62,534	3,825,830

		8,031,912

Multi-Utilities (1.4%)
NorthWestern Corp.	142,539	8,167,485

Total Utilities		42,660,899

Total Common Stocks (96.6%) (Cost $478,577,651)		558,818,089

EXCHANGE TRADED FUND (ETF):
Equity (0.3%)
iShares Russell Mid-Cap Value ETF(x)	17,204	1,948,353

Total Exchange Traded Fund (0.3%) (Cost $2,039,343)		1,948,353

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	7,344,859	7,348,531

	Principal	Value
	Amount	(Note 1)
Repurchase Agreement (1.0%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $5,686,065, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $5,799,782.(xx)	$5,686,060	5,686,060

Total Short-Term Investments (2.3%) (Cost $13,034,592)		13,034,591

Total Investments in Securities (99.2%) (Cost $493,651,586)		573,801,033
Other Assets Less Liabilities (0.8%)		4,441,356

Net Assets (100%)		$578,242,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $5,418,584. This was collateralized by cash of $5,686,060 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,445,452	JPY	815,492,892	Bank of America	12/30/2021	110,996
USD	3,569,832	NOK	30,834,906	UBS AG	12/30/2021	45,190
USD	17,397,556	EUR	14,798,999	Credit Suisse	12/31/2021	219,849
USD	13,433,882	GBP	9,839,480	JPMorgan Chase Bank	12/31/2021	172,773

Total unrealized appreciation						548,808

JPY	31,180,490	USD	281,308	Bank of America	12/30/2021	(875)
USD	176,422	JPY	19,743,143	Bank of America	12/30/2021	(1,146)
GBP	310,877	USD	426,106	JPMorgan Chase Bank	12/31/2021	(7,122)

Total unrealized depreciation						(9,143)

Net unrealized appreciation						539,665

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,016,003	$—	$—	$9,016,003
Consumer Discretionary	39,449,872	8,605,878	—	48,055,750
Consumer Staples	32,641,394	13,750,168	—	46,391,562
Energy	27,344,766	—	—	27,344,766
Financials	114,413,685	—	—	114,413,685
Health Care	91,806,358	—	—	91,806,358
Industrials	74,328,300	7,422,658	—	81,750,958
Information Technology	35,131,005	—	—	35,131,005
Materials	22,428,660	7,647,190	—	30,075,850
Real Estate	32,171,253	—	—	32,171,253
Utilities	42,660,899	—	—	42,660,899
Exchange Traded Fund	1,948,353	—	—	1,948,353
Forward Currency Contracts	—	548,808	—	548,808
Short-Term Investments
Investment Company	7,348,531	—	—	7,348,531
Repurchase Agreement	—	5,686,060	—	5,686,060

Total Assets	$530,689,079	$43,660,762	$—	$574,349,841

Liabilities:
Forward Currency Contracts	$—	$(9,143)	$—	$(9,143)

Total Liabilities	$—	$(9,143)	$—	$(9,143)

Total	$530,689,079	$43,651,619	$—	$574,340,698

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,568,091
Aggregate gross unrealized depreciation	(9,120,426)

Net unrealized appreciation	$78,447,665

Federal income tax cost of investments in securities and derivative instruments, if applicable	$495,893,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.6%)
iShares Core MSCI EAFE ETF	184,400	$13,691,700
iShares Core S&P 500 ETF	19,400	8,357,908
iShares Core S&P Mid-Cap ETF	8,300	2,183,481
iShares Russell 2000 ETF(x)	20,300	4,440,625
SPDR Portfolio S&P 500 ETF(x)	165,800	8,366,268
Vanguard S&P 500 ETF	21,200	8,361,280

Total Equity		45,401,262

Fixed Income (35.0%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	260,100	24,556,041

Total Exchange Traded Funds (99.6%) (Cost $61,693,063)		69,957,303

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	262,210	262,341

Total Investment Companies		762,341

	Principal	Value
	Amount	(Note 1)
Repurchase Agreement (15.8%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21,repurchase price $11,081,027, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $11,302,638.(xx)	$11,081,018	11,081,018

Total Short-Term Investments (16.9%) (Cost $11,843,359)		11,843,359

Total Investments in Securities (116.5%) (Cost $73,536,422)		81,800,662
Other Assets Less Liabilities (-16.5%)		(11,589,727)

Net Assets (100%)		$70,210,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $15,329,113. This was collateralized by $4,147,394 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/7/21 - 8/15/50 and by cash of $11,581,018 which was subsequently invested in an investment company and joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$69,957,303	$—	$—	$69,957,303
Short-Term Investments
Investment Companies	762,341	—	—	762,341
Repurchase Agreement	—	11,081,018	—	11,081,018

Total Assets	$70,719,644	$11,081,018	$—	$81,800,662

Total Liabilities	$—	$—	$—	$—

Total	$70,719,644	$11,081,018	$—	$81,800,662

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,965,365
Aggregate gross unrealized depreciation	(224)

Net unrealized appreciation	$7,965,141

Federal income tax cost of investments in securities and derivative instruments, if applicable	$73,835,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (54.5%)
iShares Core MSCI EAFE ETF	72,848	$5,408,964
iShares Core S&P 500 ETF	16,125	6,946,972
iShares Russell 2000 ETF	7,307	1,598,406
SPDR S&P 500 ETF Trust	16,248	6,972,667
SPDR S&P MidCap 400 ETF Trust	4,932	2,371,700

Total Equity		23,298,709

Fixed Income (44.4%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	70,991	9,443,933
Vanguard Intermediate-Term Corporate Bond ETF	100,907	9,526,630

Total Fixed Income		18,970,563

Total Exchange Traded Funds (98.9%) (Cost $36,957,807)		42,269,272

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	171,417	171,503

Total Short-Term Investment (0.4%) (Cost $171,503)		171,503

Total Investments in Securities (99.3%) (Cost $37,129,310)		42,440,775
Other Assets Less Liabilities (0.7%)		292,212

Net Assets (100%)		$42,732,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$42,269,272	$—	$—	$42,269,272
Short-Term Investment
Investment Company	171,503	—	—	171,503

Total Assets	$42,440,775	$—	$—	$42,440,775

Total Liabilities	$—	$—	$—	$—

Total	$42,440,775	$—	$—	$42,440,775

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,285,109
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$5,285,109

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,155,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (12.8%)
Entertainment (2.3%)
Activision Blizzard, Inc.	43,137	$3,338,373
Netflix, Inc.*	17,739	10,826,821

		14,165,194

Interactive Media & Services (6.7%)
Alphabet, Inc., Class C*	7,890	21,026,631
Facebook, Inc., Class A*	52,404	17,785,394
Pinterest, Inc., Class A*	68,732	3,501,895

		42,313,920

Media (3.8%)
Charter Communications, Inc., Class A(x)*	22,089	16,071,073
Comcast Corp., Class A	142,885	7,991,558

		24,062,631

Total Communication Services		80,541,745

Consumer Discretionary (11.1%)
Hotels, Restaurants & Leisure (6.1%)
Chipotle Mexican Grill, Inc.*	7,028	12,773,531
Hilton Grand Vacations, Inc.*	190,419	9,058,232
Royal Caribbean Cruises Ltd.(x)*	84,459	7,512,628
Wynn Resorts Ltd.*	44,859	3,801,800
Yum! Brands, Inc.	42,879	5,244,530

		38,390,721

Household Durables (0.5%)
DR Horton, Inc.	37,889	3,181,540

Internet & Direct Marketing Retail (1.8%)
Amazon.com, Inc.*	3,433	11,277,542

Multiline Retail (1.3%)
Dollar General Corp.	25,265	5,359,717
Dollar Tree, Inc.*	30,075	2,878,779

		8,238,496

Specialty Retail (0.6%)
Burlington Stores, Inc.*	13,539	3,839,254

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	33,682	4,891,637

Total Consumer Discretionary		69,819,190

Consumer Staples (4.6%)
Beverages (1.2%)
Constellation Brands, Inc., Class A	14,321	3,017,291
Molson Coors Beverage Co., Class B(x)	100,449	4,658,825

		7,676,116

Food Products (0.6%)
Kraft Heinz Co. (The)	99,159	3,651,034

Household Products (0.8%)
Church & Dwight Co., Inc.	61,803	5,103,074

Personal Products (0.9%)
Estee Lauder Cos., Inc. (The), Class A	18,041	5,411,037

Tobacco (1.1%)
Philip Morris International, Inc.	73,110	6,930,097

Total Consumer Staples		28,771,358

Energy (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
Chevron Corp.	31,922	3,238,487
ConocoPhillips	134,171	9,092,769
EOG Resources, Inc.	69,923	5,612,719
Equitrans Midstream Corp.	464,515	4,710,182

Total Energy		22,654,157

Financials (13.8%)
Banks (3.7%)
Bank of America Corp.	99,415	4,220,167
JPMorgan Chase & Co.	54,852	8,978,724
SVB Financial Group*	15,191	9,826,754

		23,025,645

Capital Markets (4.9%)
CME Group, Inc.	11,574	2,238,180
Intercontinental Exchange, Inc.	62,200	7,141,804
Moody’s Corp.	19,404	6,890,555
MSCI, Inc.	14,412	8,767,396
Nasdaq, Inc.	30,364	5,860,859

		30,898,794

Insurance (5.2%)
Aon plc, Class A	39,558	11,304,490
Chubb Ltd.	33,774	5,859,113
Marsh & McLennan Cos., Inc.	49,768	7,536,368
RenaissanceRe Holdings Ltd.	27,180	3,788,892
Ryan Specialty Group Holdings, Inc., Class A*	124,000	4,199,880

		32,688,743

Total Financials		86,613,182

Health Care (9.7%)
Biotechnology (4.0%)
Biohaven Pharmaceutical Holding Co. Ltd.*	67,127	9,324,612
Neurocrine Biosciences, Inc.*	39,607	3,798,707
Seagen, Inc.*	49,714	8,441,437
Ultragenyx Pharmaceutical, Inc.*	38,203	3,445,529

		25,010,285

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	38,551	4,554,030
Danaher Corp.	25,410	7,735,820
Edwards Lifesciences Corp.*	58,224	6,591,539

		18,881,389

Health Care Providers & Services (2.7%)
Anthem, Inc.	12,531	4,671,557
Centene Corp.*	77,885	4,853,014
UnitedHealth Group, Inc.	19,426	7,590,515

		17,115,086

Total Health Care		61,006,760

Industrials (11.1%)
Aerospace & Defense (3.0%)
HEICO Corp., Class A	39,082	4,628,481
L3Harris Technologies, Inc.	29,364	6,467,128
TransDigm Group, Inc.*	12,604	7,872,080

		18,967,689

Building Products (1.5%)
Carrier Global Corp.	174,433	9,028,652

Commercial Services & Supplies (1.1%)
Waste Connections, Inc.	56,041	7,057,243

Construction & Engineering (2.0%)
Arcosa, Inc.	254,910	12,788,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Electrical Equipment (0.8%)
AMETEK, Inc.	40,392	$5,009,012

Professional Services (1.8%)
Dun & Bradstreet Holdings, Inc.*	189,738	3,189,496
Equifax, Inc.	32,247	8,172,035

		11,361,531

Road & Rail (0.9%)
Saia, Inc.*	22,846	5,438,033

Total Industrials		69,650,995

Information Technology (24.9%)
Electronic Equipment, Instruments & Components (1.4%)
Trimble, Inc.*	107,358	8,830,196

IT Services (5.2%)
GoDaddy, Inc., Class A*	46,331	3,229,271
Mastercard, Inc., Class A	30,513	10,608,760
Okta, Inc.*	11,436	2,714,220
PayPal Holdings, Inc.*	24,902	6,479,749
Visa, Inc., Class A	42,425	9,450,169

		32,482,169

Semiconductors & Semiconductor Equipment (9.8%)
ASML Holding NV (Registered) (NYRS)	25,888	19,289,408
Broadcom, Inc.	22,122	10,727,621
Enphase Energy, Inc.*	19,600	2,939,412
Intel Corp.	55,127	2,937,167
Lam Research Corp.	14,108	8,029,568
Micron Technology, Inc.	132,950	9,436,791
ON Semiconductor Corp.*	178,279	8,159,830

		61,519,797

Software (7.4%)
Adobe, Inc.*	13,130	7,559,204
Bill.com Holdings, Inc.*	29,882	7,977,000
CDK Global, Inc.	75,453	3,210,525
Microsoft Corp.	69,731	19,658,563
ServiceNow, Inc.*	13,125	8,167,294

		46,572,586

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	51,217	7,247,205

Total Information Technology		156,651,953

Materials (2.3%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	18,778	4,809,233
Sherwin-Williams Co. (The)	10,712	2,996,468

		7,805,701

Metals & Mining (1.1%)
Allegheny Technologies, Inc.*	404,736	6,730,760

Total Materials		14,536,461

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Crown Castle International Corp. (REIT)	20,932	3,627,934
Equinix, Inc. (REIT)	9,139	7,220,998
Park Hotels & Resorts, Inc. (REIT)*	365,973	7,004,723

Total Real Estate		17,853,655

Utilities (1.9%)
Independent Power and Renewable Electricity Producers (1.2%)
AES Corp. (The)	325,541	7,432,101

Multi-Utilities (0.7%)
CenterPoint Energy, Inc.	197,559	4,859,951

Total Utilities		12,292,052

Total Common Stocks (98.6%) (Cost $323,431,274)		620,391,508

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $409,210, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $417,394.(xx)	$409,210	409,210
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $102,000.(xx)	100,000	100,000

Total Repurchase Agreements		509,210

Total Short-Term Investments (0.2%) (Cost $1,509,210)		1,509,210

Total Investments in Securities (98.8%) (Cost $324,940,484)		621,900,718
Other Assets Less Liabilities (1.2%)		7,257,504

Net Assets (100%)		$629,158,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $1,444,175. This was collateralized by cash of $1,509,210 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

NYRS — New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$80,541,745	$—	$—	$80,541,745
Consumer Discretionary	69,819,190	—	—	69,819,190
Consumer Staples	28,771,358	—	—	28,771,358
Energy	22,654,157	—	—	22,654,157
Financials	86,613,182	—	—	86,613,182
Health Care	61,006,760	—	—	61,006,760
Industrials	69,650,995	—	—	69,650,995
Information Technology	156,651,953	—	—	156,651,953
Materials	14,536,461	—	—	14,536,461
Real Estate	17,853,655	—	—	17,853,655
Utilities	12,292,052	—	—	12,292,052
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	509,210	—	509,210

Total Assets	$621,391,508	$509,210	$—	$621,900,718

Total Liabilities	$—	$—	$—	$—

Total	$621,391,508	$509,210	$—	$621,900,718

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,474,751
Aggregate gross unrealized depreciation	(9,432,102)

Net unrealized appreciation	$297,042,649

Federal income tax cost of investments in securities and derivative instruments, if applicable	$324,858,069

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (11.1%)
Entertainment (4.8%)
Netflix, Inc.*	12,800	$7,812,352
Sea Ltd. (ADR)*	19,570	6,237,546
Walt Disney Co. (The)*	44,352	7,503,028

		21,552,926

Interactive Media & Services (6.3%)
Facebook, Inc., Class A*	83,903	28,475,839

Total Communication Services		50,028,765

Consumer Discretionary (19.7%)
Auto Components (1.6%)
Aptiv plc*	47,699	7,105,720

Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc.*	2,549	6,050,995

Internet & Direct Marketing Retail (10.1%)
Alibaba Group Holding Ltd. (ADR)*	35,750	5,292,787
Amazon.com, Inc.*	12,177	39,998,648

		45,291,435

Specialty Retail (6.7%)
Advance Auto Parts, Inc.	30,090	6,285,500
Home Depot, Inc. (The)	30,405	9,980,745
Tractor Supply Co.	31,020	6,284,962
Ulta Beauty, Inc.*	21,254	7,670,994

		30,222,201

Total Consumer Discretionary		88,670,351

Consumer Staples (2.2%)
Beverages (2.2%)
Anheuser-Busch InBev SA/NV (ADR)(x)	57,394	3,235,873
Monster Beverage Corp.*	73,560	6,534,335

Total Consumer Staples		9,770,208

Health Care (11.7%)
Biotechnology (0.7%)
BioMarin Pharmaceutical, Inc.*	42,240	3,264,730

Health Care Equipment & Supplies (2.6%)
Alcon, Inc.	84,930	6,834,317
Intuitive Surgical, Inc.*	4,800	4,771,920

		11,606,237

Health Care Providers & Services (3.0%)
UnitedHealth Group, Inc.	34,545	13,498,113

Life Sciences Tools & Services (2.9%)
Thermo Fisher Scientific, Inc.	22,897	13,081,743

Pharmaceuticals (2.5%)
Zoetis, Inc.	58,007	11,261,479

Total Health Care		52,712,302

Industrials (10.5%)
Aerospace & Defense (1.5%)
Raytheon Technologies Corp.	80,120	6,887,115

Air Freight & Logistics (2.2%)
United Parcel Service, Inc., Class B	54,848	9,987,821

Electrical Equipment (1.5%)
Eaton Corp. plc	43,760	6,533,806

Professional Services (2.0%)
IHS Markit Ltd.	77,063	8,987,087

Road & Rail (1.7%)
Uber Technologies, Inc.*	174,280	7,807,744

Trading Companies & Distributors (1.6%)
WW Grainger, Inc.	17,740	6,972,884

Total Industrials		47,176,457

Information Technology (40.4%)
IT Services (6.3%)
Akamai Technologies, Inc.*	30,070	3,145,021
Fidelity National Information Services, Inc.	46,990	5,717,743
Visa, Inc., Class A	87,761	19,548,763

		28,411,527

Semiconductors & Semiconductor Equipment (8.6%)
ASML Holding NV (Registered) (NYRS)	8,840	6,586,772
NVIDIA Corp.	80,140	16,601,803
NXP Semiconductors NV	30,230	5,921,150
QUALCOMM, Inc.	75,990	9,801,190

		38,910,915

Software (20.8%)
Adobe, Inc.*	26,729	15,388,420
Atlassian Corp. plc, Class A*	26,770	10,478,313
Microsoft Corp.	84,727	23,886,236
Palo Alto Networks, Inc.*	25,550	12,238,450
salesforce.com, Inc.*	62,360	16,913,279
Splunk, Inc.*	45,895	6,641,466
UiPath, Inc., Class A(x)*	44,632	2,348,090
Workday, Inc., Class A*	22,090	5,520,070

		93,414,324

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	149,634	21,173,211

Total Information Technology		181,909,977

Materials (1.2%)
Chemicals (1.2%)
Ecolab, Inc.	26,058	5,436,220

Total Materials		5,436,220

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Equinix, Inc. (REIT)	8,800	6,953,144

Total Real Estate		6,953,144

Total Common Stocks (98.4%) (Cost $200,614,836)		442,657,424

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	100,000	100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $412,421, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $420,669.(xx)	$412,421	$412,421
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $89,573,collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $91,364.(xx)	89,573	89,573

Total Repurchase Agreements		501,994

Total Short-Term Investments (0.1%) (Cost $601,994)		601,994

Total Investments in Securities (98.5%) (Cost $201,216,830)		443,259,418
Other Assets Less Liabilities (1.5%)		6,568,837

Net Assets (100%)		$449,828,255

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $4,734,232. This was collateralized by $4,266,809 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/7/21 - 2/15/49 and by cash of $601,994 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$50,028,765	$—	$—	$50,028,765
Consumer Discretionary	88,670,351	—	—	88,670,351
Consumer Staples	9,770,208	—	—	9,770,208
Health Care	52,712,302	—	—	52,712,302
Industrials	47,176,457	—	—	47,176,457
Information Technology	181,909,977	—	—	181,909,977
Materials	5,436,220	—	—	5,436,220
Real Estate	6,953,144	—	—	6,953,144
Short-Term Investments
Investment Company	100,000	—	—	100,000
Repurchase Agreements	—	501,994	—	501,994

Total Assets	$442,757,424	$501,994	$—	$443,259,418

Total Liabilities	$—	$—	$—	$—

Total	$442,757,424	$501,994	$—	$443,259,418

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246,742,265
Aggregate gross unrealized depreciation	(6,145,695)

Net unrealized appreciation	$240,596,570

Federal income tax cost of investments in securities and derivative instruments, if applicable	$202,662,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.8%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	24,012	$648,564
Lumen Technologies, Inc.	3,208	39,747
Verizon Communications, Inc.	13,930	752,360

		1,440,671

Entertainment (1.6%)
Activision Blizzard, Inc.	2,619	202,685
Electronic Arts, Inc.	956	135,991
Endeavor Group Holdings, Inc., Class A(x)*	43,790	1,255,459
Live Nation Entertainment, Inc.*	443	40,371
Netflix, Inc.*	1,489	908,796
Take-Two Interactive Software, Inc.*	376	57,930
Walt Disney Co. (The)*	6,114	1,034,305
Zynga, Inc., Class A*	180,650	1,360,295

		4,995,832

Interactive Media & Services (4.2%)
Alphabet, Inc., Class A*	1,013	2,708,276
Alphabet, Inc., Class C*	948	2,526,714
Facebook, Inc., Class A*	8,021	2,722,247
Match Group, Inc.*	20,141	3,161,936
Pinterest, Inc., Class A*	29,140	1,484,683
Twitter, Inc.*	2,686	162,207
VTEX, Class A*	30,800	633,556

		13,399,619

Media (0.5%)
Charter Communications, Inc., Class A*	427	310,668
Comcast Corp., Class A	15,411	861,937
Discovery, Inc., Class A(x)*	550	13,959
Discovery, Inc., Class C*	1,012	24,561
DISH Network Corp., Class A*	837	36,376
Fox Corp., Class A	1,157	46,407
Fox Corp., Class B	520	19,303
Interpublic Group of Cos., Inc. (The)	1,321	48,441
News Corp., Class A	1,431	33,671
News Corp., Class B	412	9,571
Omnicom Group, Inc.	704	51,012
Tribune Co. Litigation, Class 1C(r)*	24,151	—
ViacomCBS, Inc.	2,051	81,035

		1,536,941

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	1,977	252,581

Total Communication Services		21,625,644

Consumer Discretionary (13.1%)
Auto Components (0.6%)
Aptiv plc*	927	138,095
BorgWarner, Inc.	815	35,216
Fox Factory Holding Corp.*	11,070	1,600,058

		1,773,369

Automobiles (0.8%)
Ford Motor Co.*	13,217	187,153
General Motors Co.*	4,885	257,488
Tesla, Inc.*	2,730	2,117,060

		2,561,701

Distributors (0.0%)
Genuine Parts Co.	475	57,584
LKQ Corp.*	894	44,986
Pool Corp.	136	59,080

		161,650

Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc.*	137	325,220
Caesars Entertainment, Inc.*	741	83,199
Carnival Corp.*	2,698	67,477
Chipotle Mexican Grill, Inc.*	93	169,029
Darden Restaurants, Inc.	443	67,101
Domino’s Pizza, Inc.	123	58,666
Expedia Group, Inc.*	16,939	2,776,302
Hilton Worldwide Holdings, Inc.*	939	124,051
Las Vegas Sands Corp.*	1,186	43,408
Marriott International, Inc., Class A*	945	139,945
McDonald’s Corp.	2,509	604,945
MGM Resorts International	1,310	56,527
Norwegian Cruise Line Holdings Ltd.*	1,228	32,800
Penn National Gaming, Inc.*	503	36,447
Royal Caribbean Cruises Ltd.*	750	66,713
Starbucks Corp.	3,967	437,600
Wynn Resorts Ltd.*	366	31,019
Yum! Brands, Inc.	1,002	122,555

		5,243,004

Household Durables (0.6%)
Cricut, Inc., Class A(x)*	37,010	1,020,736
DR Horton, Inc.	1,076	90,352
Garmin Ltd.	528	82,083
Leggett & Platt, Inc.	452	20,268
Lennar Corp., Class A	935	87,591
Mohawk Industries, Inc.*	194	34,415
Newell Brands, Inc.	1,304	28,870
NVR, Inc.*	12	57,529
PulteGroup, Inc.	876	40,226
Purple Innovation, Inc.*	21,820	458,656
Whirlpool Corp.	224	45,665

		1,966,391

Internet & Direct Marketing Retail (3.7%)
Amazon.com, Inc.*	1,465	4,812,584
Chewy, Inc., Class A(x)*	14,520	988,957
eBay, Inc.	2,239	155,991
Etsy, Inc.*	426	88,591
Global-e Online Ltd.(x)*	9,390	674,202
Klaviyo, Inc.(r)*	20,574	663,820
MercadoLibre, Inc.*	2,545	4,274,073

		11,658,218

Leisure Products (0.0%)
Hasbro, Inc.	450	40,149

Multiline Retail (0.2%)
Dollar General Corp.	800	169,712
Dollar Tree, Inc.*	784	75,045
Target Corp.	1,660	379,758

		624,515

Specialty Retail (4.1%)
Advance Auto Parts, Inc.	209	43,658
American Eagle Outfitters, Inc.	75,310	1,942,998
AutoZone, Inc.*	75	127,349
Bath & Body Works, Inc.	891	56,160
Best Buy Co., Inc.	781	82,559
CarMax, Inc.*	550	70,378
Carvana Co.*	10,490	3,163,155
Gap, Inc. (The)	788	17,887
Home Depot, Inc. (The)	3,578	1,174,514
Lowe’s Cos., Inc.	12,915	2,619,937
O’Reilly Automotive, Inc.*	232	141,766
Ross Stores, Inc.	25,774	2,805,500
TJX Cos., Inc. (The)	4,059	267,813
Tractor Supply Co.	374	75,776
Ulta Beauty, Inc.*	192	69,297
Vroom, Inc.(x)*	16,670	367,907

		13,026,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (1.4%)
Crocs, Inc.*	26,180	$3,756,306
Hanesbrands, Inc.	1,180	20,249
NIKE, Inc., Class B	4,300	624,489
PVH Corp.*	231	23,745
Ralph Lauren Corp.	170	18,877
Tapestry, Inc.	918	33,984
Under Armour, Inc., Class A*	669	13,500
Under Armour, Inc., Class C*	702	12,299
VF Corp.	1,093	73,220

		4,576,669

Total Consumer Discretionary		41,632,320

Consumer Staples (4.8%)
Beverages (1.8%)
Brown-Forman Corp., Class B	646	43,288
Coca-Cola Co. (The)	13,072	685,888
Constellation Brands, Inc., Class A	9,687	2,040,954
Molson Coors Beverage Co., Class B	585	27,132
Monster Beverage Corp.*	24,213	2,150,841
PepsiCo, Inc.	4,650	699,407

		5,647,510

Food & Staples Retailing (1.8%)
Casey’s General Stores, Inc.	6,560	1,236,232
Costco Wholesale Corp.	1,486	667,734
Kroger Co. (The)	2,288	92,504
Performance Food Group Co.*	62,090	2,884,702
Sysco Corp.	1,726	135,491
Walgreens Boots Alliance, Inc.	2,426	114,143
Walmart, Inc.	4,808	670,139

		5,800,945

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,897	113,839
Campbell Soup Co.	683	28,556
Conagra Brands, Inc.	1,652	55,953
General Mills, Inc.	2,050	122,631
Hershey Co. (The)	488	82,594
Hormel Foods Corp.	973	39,893
J M Smucker Co. (The)	369	44,291
Kellogg Co.	864	55,227
Kraft Heinz Co. (The)	2,264	83,360
Lamb Weston Holdings, Inc.	481	29,519
McCormick & Co., Inc. (Non-Voting)	852	69,038
Mondelez International, Inc., Class A	4,703	273,621
Tyson Foods, Inc., Class A	997	78,703

		1,077,225

Household Products (0.5%)
Church & Dwight Co., Inc.	850	70,185
Clorox Co. (The)	402	66,575
Colgate-Palmolive Co.	2,810	212,380
Kimberly-Clark Corp.	1,136	150,452
Procter & Gamble Co. (The)	8,168	1,141,886

		1,641,478

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	780	233,945

Tobacco (0.3%)
Altria Group, Inc.	6,222	283,225
Philip Morris International, Inc.	5,240	496,700

		779,925

Total Consumer Staples		15,181,028

Energy (1.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,788	68,947
Halliburton Co.	2,992	64,687
Schlumberger NV	4,729	140,168

		273,802

Oil, Gas & Consumable Fuels (1.8%)
APA Corp.	1,278	27,388
Cabot Oil & Gas Corp.	1,351	29,398
Chevron Corp.	6,507	660,135
ConocoPhillips	4,506	305,372
Devon Energy Corp.	2,161	76,737
Diamondback Energy, Inc.	569	53,867
EOG Resources, Inc.	1,972	158,292
Exxon Mobil Corp.	14,245	837,891
Hess Corp.	924	72,174
Kinder Morgan, Inc.	6,585	110,167
Marathon Oil Corp.	2,444	33,409
Marathon Petroleum Corp.	2,147	132,706
Occidental Petroleum Corp.	2,985	88,296
ONEOK, Inc.	1,505	87,275
Phillips 66	1,483	103,854
Pioneer Natural Resources Co.	17,470	2,908,930
Valero Energy Corp.	1,370	96,681
Williams Cos., Inc. (The)	4,016	104,175

		5,886,747

Total Energy		6,160,549

Financials (8.2%)
Banks (3.3%)
Bank of America Corp.	24,916	1,057,684
Citigroup, Inc.	6,820	478,628
Citizens Financial Group, Inc.	1,377	64,691
Comerica, Inc.	448	36,064
Fifth Third Bancorp	2,308	97,952
First Republic Bank	11,485	2,215,227
Huntington Bancshares, Inc.	4,987	77,099
JPMorgan Chase & Co.	10,054	1,645,739
KeyCorp	3,146	68,017
M&T Bank Corp.	439	65,560
People’s United Financial, Inc.	1,439	25,139
PNC Financial Services Group, Inc. (The)‡	1,423	278,396
Regions Financial Corp.	3,176	67,681
SVB Financial Group*	197	127,435
Truist Financial Corp.	52,351	3,070,386
US Bancorp	4,514	268,312
Wells Fargo & Co.	13,817	641,247
Zions Bancorp NA	555	34,349

		10,319,606

Capital Markets (3.0%)
Altimeter Growth Corp., Class A*	52,000	514,280
Ameriprise Financial, Inc.	378	99,837
Bank of New York Mellon Corp. (The)	2,684	139,139
BlackRock, Inc.‡	480	402,557
Cboe Global Markets, Inc.	363	44,961
Charles Schwab Corp. (The)	5,051	367,915
CME Group, Inc.	7,896	1,526,929
Edify Acquisition Corp., Class A*	35,770	346,969
Franklin Resources, Inc.	1,044	31,028
Goldman Sachs Group, Inc. (The)	1,134	428,686
Intercontinental Exchange, Inc.	1,873	215,058
Invesco Ltd.	1,077	25,966
KKR & Co., Inc., Class A	51,390	3,128,623
MarketAxess Holdings, Inc.	127	53,428
Moody’s Corp.	547	194,245
Morgan Stanley	4,911	477,889
MSCI, Inc.	275	167,294
Nasdaq, Inc.	409	78,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Northern Trust Corp.	706	$76,114
Raymond James Financial, Inc.	619	57,121
S&P Global, Inc.	806	342,461
State Street Corp.	1,129	95,649
SVF Investment Corp., Class A*	64,840	632,838
T. Rowe Price Group, Inc.	753	148,115

		9,596,047

Consumer Finance (0.3%)
American Express Co.	2,165	362,703
Capital One Financial Corp.	1,493	241,821
Discover Financial Services	1,005	123,464
Synchrony Financial	1,917	93,703

		821,691

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	6,237	1,702,327

Insurance (1.1%)
Aflac, Inc.	2,030	105,824
Allstate Corp. (The)	990	126,037
American Equity Investment Life Holding Co.	36,640	1,083,445
American International Group, Inc.	2,849	156,382
Aon plc, Class A	771	220,329
Arthur J Gallagher & Co.	697	103,609
Assurant, Inc.	193	30,446
Brown & Brown, Inc.	786	43,584
Chubb Ltd.	1,476	256,056
Cincinnati Financial Corp.	484	55,282
Everest Re Group Ltd.	135	33,855
Globe Life, Inc.	324	28,846
Hartford Financial Services Group, Inc. (The)	1,162	81,630
Lincoln National Corp.	610	41,938
Loews Corp.	684	36,888
Marsh & McLennan Cos., Inc.	1,694	256,522
MetLife, Inc.	2,423	149,572
Principal Financial Group, Inc.	841	54,160
Progressive Corp. (The)	1,944	175,718
Prudential Financial, Inc.	1,290	135,708
Travelers Cos., Inc. (The)	832	126,472
W R Berkley Corp.	507	37,102
Willis Towers Watson plc	436	101,353

		3,440,758

Total Financials		25,880,429

Health Care (10.5%)
Biotechnology (1.8%)
AbbVie, Inc.	5,946	641,395
Amgen, Inc.	1,911	406,374
Biogen, Inc.*	505	142,910
Caris Life Sciences, Inc.(r)*	69,480	563,221
Gilead Sciences, Inc.	4,193	292,881
Horizon Therapeutics plc*	17,900	1,960,766
Incyte Corp.*	631	43,400
Moderna, Inc.*	1,182	454,905
Regeneron Pharmaceuticals, Inc.*	357	216,049
Ultragenyx Pharmaceutical, Inc.*	11,070	998,403
Vertex Pharmaceuticals, Inc.*	860	155,996

		5,876,300

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	5,965	704,645
ABIOMED, Inc.*	156	50,781
Align Technology, Inc.*	248	165,027
Baxter International, Inc.	1,660	133,514
Becton Dickinson and Co.	966	237,462
Boston Scientific Corp.*	4,764	206,710
Cooper Cos., Inc. (The)	160	66,130
Danaher Corp.	2,138	650,893
Dentsply Sirona, Inc.	768	44,582
Dexcom, Inc.*	324	177,183
Edwards Lifesciences Corp.*	2,079	235,363
Hologic, Inc.*	822	60,672
IDEXX Laboratories, Inc.*	284	176,620
Insulet Corp.*	10,280	2,921,884
Intuitive Surgical, Inc.*	399	396,666
Medtronic plc	4,522	566,833
ResMed, Inc.	489	128,876
STERIS plc	350	71,498
Stryker Corp.	1,129	297,740
Teleflex, Inc.	158	59,495
West Pharmaceutical Services, Inc.	249	105,710
Zimmer Biomet Holdings, Inc.	704	103,037

		7,561,321

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	507	60,561
Anthem, Inc.	818	304,950
Cardinal Health, Inc.	996	49,262
Centene Corp.*	1,947	121,318
Cigna Corp.	1,143	228,783
CVS Health Corp.	4,433	376,184
DaVita, Inc.*	209	24,298
HCA Healthcare, Inc.	829	201,215
Henry Schein, Inc.*	476	36,252
Humana, Inc.	426	165,778
Laboratory Corp. of America Holdings*	317	89,217
McKesson Corp.	511	101,883
Quest Diagnostics, Inc.	411	59,722
Surgery Partners, Inc.*	54,120	2,291,441
UnitedHealth Group, Inc.	3,173	1,239,818
Universal Health Services, Inc., Class B	253	35,008

		5,385,690

Health Care Technology (0.2%)
Cerner Corp.	997	70,308
Definitive Healthcare Corp.(x)*	10,083	431,855

		502,163

Life Sciences Tools & Services (3.0%)
Agilent Technologies, Inc.	1,027	161,783
Bio-Rad Laboratories, Inc., Class A*	69	51,471
Bio-Techne Corp.	132	63,963
Charles River Laboratories International, Inc.*	7,088	2,925,005
Illumina, Inc.*	495	200,777
IQVIA Holdings, Inc.*	638	152,827
Mettler-Toledo International, Inc.*	76	104,679
PerkinElmer, Inc.	8,864	1,536,043
Syneos Health, Inc.*	40,780	3,567,434
Thermo Fisher Scientific, Inc.	1,324	756,441
Waters Corp.*	212	75,748

		9,596,171

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	7,477	442,414
Catalent, Inc.*	566	75,317
Eli Lilly and Co.	2,671	617,134
Johnson & Johnson	8,858	1,430,567
Merck & Co., Inc.	8,517	639,712
Organon & Co.	853	27,970
Pfizer, Inc.	18,865	811,384
Viatris, Inc.	4,143	56,138
Zoetis, Inc.	1,592	309,071

		4,409,707

Total Health Care		33,331,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (10.5%)
Aerospace & Defense (1.1%)
Boeing Co. (The)*	1,853	$407,549
General Dynamics Corp.	791	155,060
Howmet Aerospace, Inc.	1,240	38,688
Huntington Ingalls Industries, Inc.	141	27,221
L3Harris Technologies, Inc.	7,466	1,644,312
Lockheed Martin Corp.	836	288,504
Northrop Grumman Corp.	507	182,596
Raytheon Technologies Corp.	5,060	434,957
Textron, Inc.	753	52,567
TransDigm Group, Inc.*	176	109,924

		3,341,378

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	427	37,149
Expeditors International of Washington, Inc.	584	69,572
FedEx Corp.	835	183,107
GXO Logistics, Inc.*	23,030	1,806,473
United Parcel Service, Inc., Class B	2,444	445,053

		2,541,354

Airlines (0.1%)
Alaska Air Group, Inc.*	421	24,671
American Airlines Group, Inc.*	2,210	45,349
Delta Air Lines, Inc.*	2,158	91,952
Southwest Airlines Co.*	1,998	102,757
United Airlines Holdings, Inc.(x)*	1,077	51,233

		315,962

Building Products (1.1%)
A O Smith Corp.	458	27,970
Allegion plc	299	39,522
Carrier Global Corp.	2,920	151,139
Fortune Brands Home & Security, Inc.	469	41,938
Johnson Controls International plc	2,384	162,303
Masco Corp.	790	43,884
Trane Technologies plc	799	137,947
Trex Co., Inc.*	29,520	3,008,974

		3,613,677

Commercial Services & Supplies (1.0%)
Cintas Corp.	296	112,675
Copart, Inc.*	19,668	2,728,345
Republic Services, Inc.	712	85,483
Rollins, Inc.	819	28,935
Waste Management, Inc.	1,293	193,123

		3,148,561

Construction & Engineering (0.8%)
Quanta Services, Inc.	473	53,837
WillScot Mobile Mini Holdings Corp.*	76,700	2,432,924

		2,486,761

Electrical Equipment (1.6%)
AMETEK, Inc.	787	97,596
Eaton Corp. plc	1,328	198,284
Emerson Electric Co.	1,988	187,269
Generac Holdings, Inc.*	213	87,047
nVent Electric plc	30,450	984,448
Rockwell Automation, Inc.	402	118,204
Shoals Technologies Group, Inc., Class A*	41,300	1,151,444
Vertiv Holdings Co., Class A	94,140	2,267,833

		5,092,125

Industrial Conglomerates (0.4%)
3M Co.	1,947	341,543
General Electric Co.	3,674	378,532
Honeywell International, Inc.	2,323	493,127
Roper Technologies, Inc.	357	159,268

		1,372,470

Machinery (0.7%)
Brain Corp.(r)*	52,300	213,486
Caterpillar, Inc.	1,839	353,033
Cummins, Inc.	486	109,136
Deere & Co.	955	319,992
Dover Corp.	487	75,728
Fortive Corp.	1,206	85,107
IDEX Corp.	265	54,842
Illinois Tool Works, Inc.	958	197,952
Ingersoll Rand, Inc.*	1,363	68,709
Otis Worldwide Corp.	1,436	118,154
PACCAR, Inc.	1,173	92,573
Parker-Hannifin Corp.	437	122,194
Pentair plc	562	40,818
Snap-on, Inc.	183	38,238
Stanley Black & Decker, Inc.	541	94,843
Westinghouse Air Brake Technologies Corp.	639	55,088
Xylem, Inc.	611	75,568

		2,115,461

Professional Services (0.2%)
Equifax, Inc.	403	102,128
IHS Markit Ltd.	1,341	156,387
Jacobs Engineering Group, Inc.	419	55,530
Leidos Holdings, Inc.	476	45,758
Nielsen Holdings plc	1,220	23,412
Robert Half International, Inc.	361	36,219
Verisk Analytics, Inc.	532	106,544

		525,978

Road & Rail (1.7%)
CSX Corp.	7,538	224,180
JB Hunt Transport Services, Inc.	294	49,163
Kansas City Southern	299	80,921
Norfolk Southern Corp.	822	196,664
Old Dominion Freight Line, Inc.	310	88,654
Uber Technologies, Inc.*	55,370	2,480,576
Union Pacific Corp.	2,194	430,046
XPO Logistics, Inc.*	23,030	1,832,727

		5,382,931

Trading Companies & Distributors (1.0%)
Fastenal Co.	1,941	100,175
H&E Equipment Services, Inc.	37,430	1,299,195
MSC Industrial Direct Co., Inc., Class A	21,490	1,723,283
United Rentals, Inc.*	245	85,978
WW Grainger, Inc.	146	57,387

		3,266,018

Total Industrials		33,202,676

Information Technology (26.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	188	64,604
Cisco Systems, Inc.	14,180	771,818
F5 Networks, Inc.*	198	39,359
Juniper Networks, Inc.	1,114	30,657
Motorola Solutions, Inc.	572	132,887

		1,039,325

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	2,026	148,364
CDW Corp.	463	84,275
Corning, Inc.	2,596	94,728
IPG Photonics Corp.*	121	19,166
Keysight Technologies, Inc.*	625	102,681
nLight, Inc.*	16,855	475,143
TE Connectivity Ltd.	1,092	149,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Teledyne Technologies, Inc.*	151	$64,867
Trimble, Inc.*	847	69,666
Zebra Technologies Corp., Class A*	181	93,291

		1,302,025

IT Services (4.5%)
Accenture plc, Class A	2,134	682,709
Akamai Technologies, Inc.*	552	57,734
Automatic Data Processing, Inc.	1,414	282,687
Broadridge Financial Solutions, Inc.	389	64,823
Cognizant Technology Solutions Corp., Class A	1,784	132,391
DXC Technology Co.*	924	31,056
Fidelity National Information Services, Inc.	2,072	252,121
Fiserv, Inc.*	1,982	215,047
FleetCor Technologies, Inc.*	275	71,849
Gartner, Inc.*	279	84,783
Global Payments, Inc.	975	153,640
International Business Machines Corp.	3,020	419,569
Jack Henry & Associates, Inc.	248	40,687
Mastercard, Inc., Class A	2,931	1,019,050
Paychex, Inc.	1,087	122,233
Paymentus Holdings, Inc., Class A(x)*	18,000	443,520
PayPal Holdings, Inc.*	3,954	1,028,870
Shopify, Inc., Class A*	3,416	4,631,344
Twilio, Inc., Class A(x)*	2,600	829,530
VeriSign, Inc.*	318	65,193
Visa, Inc., Class A	5,678	1,264,774
Western Union Co. (The)	1,390	28,106
Wix.com Ltd.*	11,050	2,165,469

		14,087,185

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	4,081	419,935
Analog Devices, Inc.	1,799	301,297
Applied Materials, Inc.	3,075	395,845
Broadcom, Inc.	1,381	669,688
Enphase Energy, Inc.*	451	67,636
Intel Corp.	13,606	724,928
KLA Corp.	522	174,614
Lam Research Corp.	479	272,623
Microchip Technology, Inc.	911	139,829
Micron Technology, Inc.	3,766	267,311
Monolithic Power Systems, Inc.	144	69,794
NVIDIA Corp.	15,745	3,261,734
NXP Semiconductors NV	892	174,716
ON Semiconductor Corp.*	20,570	941,489
Qorvo, Inc.*	373	62,362
QUALCOMM, Inc.	3,793	489,221
Skyworks Solutions, Inc.	557	91,782
Teradyne, Inc.	564	61,572
Texas Instruments, Inc.	3,106	597,004
Xilinx, Inc.	827	124,869

		9,308,249

Software (14.4%)
Adobe, Inc.*	7,163	4,123,882
ANSYS, Inc.*	288	98,050
Autodesk, Inc.*	731	208,459
Avaya Holdings Corp.*	131	2,592
Cadence Design Systems, Inc.*	947	143,414
Ceridian HCM Holding, Inc.*	454	51,129
Citrix Systems, Inc.	424	45,525
Confluent, Inc., Class A(x)*	11,670	696,115
Datadog, Inc., Class A*	8,350	1,180,272
DocuSign, Inc.*	21,040	5,416,327
Dynatrace, Inc.*	14,340	1,017,710
Fortinet, Inc.*	14,241	4,158,942
HubSpot, Inc.*	5,500	3,718,495
Intuit, Inc.	919	495,810
Microsoft Corp.	25,285	7,128,347
New Relic, Inc.*	13,050	936,599
NortonLifeLock, Inc.	2,041	51,637
Oracle Corp.	5,543	482,962
Paycom Software, Inc.*	157	77,833
Paycor, Inc.(r)*	12	480,096
PTC, Inc.*	356	42,645
salesforce.com, Inc.*	3,270	886,889
ServiceNow, Inc.*	10,643	6,622,820
Sprout Social, Inc., Class A*	16,848	2,054,614
Synopsys, Inc.*	509	152,400
Tyler Technologies, Inc.*	137	62,835
Unity Software, Inc.*	8,800	1,111,000
Varonis Systems, Inc.*	22,700	1,381,295
Workday, Inc., Class A*	7,640	1,909,160
Yext, Inc.*	61,061	734,564

		45,472,418

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	80,288	11,360,752
Hewlett Packard Enterprise Co.	4,401	62,714
HP, Inc.	4,068	111,301
NetApp, Inc.	766	68,756
Seagate Technology Holdings plc	725	59,827
Western Digital Corp.*	1,035	58,415

		11,721,765

Total Information Technology		82,930,967

Materials (1.7%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	749	191,826
Albemarle Corp.	394	86,274
Celanese Corp.	379	57,093
CF Industries Holdings, Inc.	736	41,084
Corteva, Inc.	2,485	104,569
Dow, Inc.	2,492	143,440
DuPont de Nemours, Inc.	1,772	120,478
Eastman Chemical Co.	454	45,736
Ecolab, Inc.	842	175,658
FMC Corp.	460	42,118
International Flavors & Fragrances, Inc.	844	112,860
Linde plc	1,738	509,894
LyondellBasell Industries NV, Class A	911	85,497
Mosaic Co. (The)	1,120	40,006
PPG Industries, Inc.	801	114,551
Sherwin-Williams Co. (The)	815	227,980

		2,099,064

Construction Materials (0.8%)
Martin Marietta Materials, Inc.	210	71,753
Summit Materials, Inc., Class A*	74,480	2,381,126
Vulcan Materials Co.	447	75,614

		2,528,493

Containers & Packaging (0.1%)
Amcor plc	5,369	62,227
Avery Dennison Corp.	291	60,298
Ball Corp.	1,085	97,618
International Paper Co.	1,330	74,374
Packaging Corp. of America	335	46,042
Sealed Air Corp.	489	26,792
Westrock Co.	881	43,900

		411,251

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,912	159,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Newmont Corp.	2,655	$144,166
Nucor Corp.	985	97,013

		400,966

Total Materials		5,439,774

Real Estate (4.3%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
Alexandria Real Estate Equities, Inc. (REIT)	485	92,669
American Tower Corp. (REIT)	1,527	405,281
AvalonBay Communities, Inc. (REIT)	472	104,614
Boston Properties, Inc. (REIT)	476	51,575
Crown Castle International Corp. (REIT)	1,441	249,754
Digital Realty Trust, Inc. (REIT)	13,957	2,016,089
Duke Realty Corp. (REIT)	1,287	61,609
Equinix, Inc. (REIT)	303	239,409
Equity Residential (REIT)	1,160	93,867
Essex Property Trust, Inc. (REIT)	220	70,343
Extra Space Storage, Inc. (REIT)	447	75,091
Federal Realty Investment Trust (REIT)	236	27,846
Healthpeak Properties, Inc. (REIT)	1,832	61,335
Host Hotels & Resorts, Inc. (REIT)*	2,502	40,858
Iron Mountain, Inc. (REIT)(x)	962	41,799
Kimco Realty Corp. (REIT)	2,035	42,226
Lamar Advertising Co. (REIT), Class A	16,220	1,840,159
Mid-America Apartment Communities, Inc. (REIT)	390	72,832
Prologis, Inc. (REIT)	2,476	310,565
Public Storage (REIT)	514	152,709
Realty Income Corp. (REIT)	1,319	85,550
Regency Centers Corp. (REIT)	514	34,608
SBA Communications Corp. (REIT)	12,926	4,272,948
Simon Property Group, Inc. (REIT)	1,111	144,397
UDR, Inc. (REIT)	957	50,702
Ventas, Inc. (REIT)	1,323	73,043
Vornado Realty Trust (REIT)	541	22,727
Welltower, Inc. (REIT)	1,425	117,420
Weyerhaeuser Co. (REIT)	2,488	88,498

		10,940,523

Real Estate Management & Development (0.8%)
CBRE Group, Inc., Class A*	26,456	2,575,756

Total Real Estate		13,516,279

Utilities (1.0%)
Electric Utilities (0.6%)
Alliant Energy Corp.	833	46,631
American Electric Power Co., Inc.	1,676	136,058
Duke Energy Corp.	2,600	253,734
Edison International	1,237	68,617
Entergy Corp.	675	67,034
Evergy, Inc.	790	49,138
Eversource Energy	1,163	95,087
Exelon Corp.	3,262	157,685
FirstEnergy Corp.	1,844	65,683
NextEra Energy, Inc.	6,594	517,761
NRG Energy, Inc.	828	33,807
Pinnacle West Capital Corp.	370	26,773
PPL Corp.	2,514	70,090
Southern Co. (The)	3,580	221,853
Xcel Energy, Inc.	1,818	113,625

		1,923,576

Gas Utilities (0.0%)
Atmos Energy Corp.	433	38,191

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,288	52,235

Multi-Utilities (0.3%)
Ameren Corp.	869	70,389
CenterPoint Energy, Inc.	2,030	49,938
CMS Energy Corp.	980	58,536
Consolidated Edison, Inc.	1,210	87,834
Dominion Energy, Inc.	2,769	202,192
DTE Energy Co.	638	71,271
NiSource, Inc.	1,288	31,208
Public Service Enterprise Group, Inc.	1,708	104,017
Sempra Energy	1,096	138,644
WEC Energy Group, Inc.	1,097	96,755

		910,784

Water Utilities (0.1%)
American Water Works Co., Inc.	613	103,622

Total Utilities		3,028,408

Total Common Stocks (89.0%) (Cost $147,983,604)		281,929,426

CONVERTIBLE PREFERRED STOCK:
Industrials (0.3%)
Professional Services (0.3%)
Clarivate plc
5.250%(x)	11,300	979,597

Total Convertible Preferred Stock (0.3%) (Cost $1,031,856)		979,597

PREFERRED STOCK:
Consumer Discretionary (0.2%)
Internet & Direct Marketing Retail (0.2%)
DataRobot, Inc.
0.000%(r)*	22,891	548,466

Total Preferred Stock (0.2%) (Cost $300,833)		548,466

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)
Capital Markets (0.0%)
Altimeter Growth Corp., expiring 9/30/25*	9,157	20,237
Edify Acquisition Corp., expiring 12/31/27*	17,885	10,371
SVF Investment Corp., expiring 12/31/27*	12,968	12,968

Total Financials		43,576

Health Care (0.0%)
Biotechnology (0.0%)
Ginkgo Bioworks Holdings, Inc., expiring 12/31/27*	32,800	111,192

Total Health Care		111,192

Information Technology (0.0%)
Software (0.0%)
CCC Intelligent Solutions Holdings, Inc., expiring 8/14/25*	11,937	27,694

Total Information Technology		27,694

Total Warrants (0.0%) (Cost $—)		182,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	$1,000,000
JPMorgan Prime Money Market Fund, IM Shares	27,919,089	27,933,049

Total Investment Companies		28,933,049

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $2,400,176, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $2,448,177.(xx)	$2,400,173	2,400,173
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $400,002, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $408,000.(xx)	400,000	400,000

Total Repurchase Agreements		2,800,173

Total Short-Term Investments (10.0%) (Cost $31,732,740)		31,733,222

Total Investments in Securities (99.5%) (Cost $181,049,033)		315,373,173
Other Assets Less Liabilities (0.5%)		1,473,530

Net Assets (100%)		$316,846,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $4,119,043. This was collateralized by $481,980 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/7/21 - 8/15/50 and by cash of $3,800,173 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	1,423	215,007	3,567	(7,294)	789	66,327	278,396	5,100	—
Capital Markets
BlackRock, Inc.	480	346,339	—	—	—	56,218	402,557	5,947	—

Total		561,346	3,567	(7,294)	789	122,545	680,953	11,047	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	151	12/2021	USD	32,448,013	(1,263,017)

					(1,263,017)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$21,625,644	$—	$—	(a)	$21,625,644
Consumer Discretionary	40,968,500	—	663,820		41,632,320
Consumer Staples	15,181,028	—	—		15,181,028
Energy	6,160,549	—	—		6,160,549
Financials	25,880,429	—	—		25,880,429
Health Care	32,768,131	—	563,221		33,331,352
Industrials	32,989,190	—	213,486		33,202,676
Information Technology	82,450,871	—	480,096		82,930,967
Materials	5,439,774	—	—		5,439,774
Real Estate	13,516,279	—	—		13,516,279
Utilities	3,028,408	—	—		3,028,408
Convertible Preferred Stock
Industrials	979,597	—	—		979,597
Preferred Stock
Consumer Discretionary	—	—	548,466		548,466
Short-Term Investments
Investment Companies	28,933,049	—	—		28,933,049
Repurchase Agreements	—	2,800,173	—		2,800,173
Warrants
Financials	43,576	—	—		43,576
Health Care	111,192	—	—		111,192
Information Technology	27,694	—	—		27,694

Total Assets	$310,103,911	$2,800,173	$2,469,089		$315,373,173

Liabilities:
Futures	$(1,263,017)	$—	$—		$(1,263,017)

Total Liabilities	$(1,263,017)	$—	$—		$(1,263,017)

Total	$308,840,894	$2,800,173	$2,469,089		$314,110,156

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,578,950
Aggregate gross unrealized depreciation	(3,945,344)

Net unrealized appreciation	$131,633,606

Federal income tax cost of investments in securities and derivative instruments, if applicable	$182,476,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	1,184,878	$32,003,555
Bandwidth, Inc., Class A*	3,300	297,924
Cogent Communications Holdings, Inc.	4,100	290,444
Iridium Communications, Inc.*	18,800	749,180
Liberty Latin America Ltd., Class C*	3,934	51,614
Lumen Technologies, Inc.	194,275	2,407,067
Verizon Communications, Inc.	687,394	37,126,150

		72,925,934

Entertainment (1.9%)
Activision Blizzard, Inc.	133,300	10,316,087
AMC Entertainment Holdings, Inc., Class A(x)*	64,200	2,443,452
Electronic Arts, Inc.	49,800	7,084,050
Liberty Media Corp.-Liberty Formula One, Class A*	6,700	315,235
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	2,094,855
Lions Gate Entertainment Corp., Class B*	10,400	135,200
Live Nation Entertainment, Inc.*	25,200	2,296,476
Madison Square Garden Sports Corp., Class A*	2,229	414,482
Netflix, Inc.*	71,300	43,517,242
Playtika Holding Corp.*	13,138	363,003
Roku, Inc.*	18,500	5,796,975
Spotify Technology SA*	23,000	5,182,820
Take-Two Interactive Software, Inc.*	21,800	3,358,726
Walt Disney Co. (The)*	297,839	50,385,424
World Wrestling Entertainment, Inc., Class A	3,700	208,162
Zynga, Inc., Class A*	165,300	1,244,709

		135,156,898

Interactive Media & Services (5.7%)
Alphabet, Inc., Class A*	49,325	131,871,374
Alphabet, Inc., Class C*	46,519	123,987,556
Cargurus, Inc.*	4,500	141,345
Facebook, Inc., Class A*	392,600	133,244,514
fuboTV, Inc.(x)*	21,400	512,744
IAC/InterActiveCorp*	14,850	1,934,807
Match Group, Inc.*	44,698	7,017,139
MediaAlpha, Inc., Class A*	3,000	56,040
Pinterest, Inc., Class A*	90,600	4,616,070
TripAdvisor, Inc.*	1,900	64,315
Twitter, Inc.*	136,300	8,231,157
Vimeo, Inc.*	24,108	708,052
Yelp, Inc.*	8,000	297,920
Zillow Group, Inc., Class A*	10,600	938,948
Zillow Group, Inc., Class C(x)*	27,124	2,390,709

		416,012,690

Media (1.3%)
Advantage Solutions, Inc.*	4,700	40,655
Altice USA, Inc., Class A*	38,400	795,648
Cable One, Inc.	900	1,631,817
Cardlytics, Inc.*	4,600	386,124
Charter Communications, Inc., Class A*	21,775	15,842,619
Comcast Corp., Class A	756,548	42,313,730
Discovery, Inc., Class A(x)*	26,800	680,184
Discovery, Inc., Class C*	57,209	1,388,462
DISH Network Corp., Class A*	47,529	2,065,610
Fox Corp., Class A	57,308	2,298,624
Fox Corp., Class B	32,333	1,200,201
iHeartMedia, Inc., Class A*	2,300	57,546
Interpublic Group of Cos., Inc. (The)	77,600	2,845,592
John Wiley & Sons, Inc., Class A	5,500	287,155
Liberty Broadband Corp., Class A*	5,100	858,585
Liberty Broadband Corp., Class C*	27,725	4,788,108
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	1,164,957
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,631,307
Magnite, Inc.*	3,100	86,800
New York Times Co. (The), Class A	31,600	1,556,932
News Corp., Class A	66,861	1,573,239
News Corp., Class B	13,800	320,574
Nexstar Media Group, Inc., Class A	9,772	1,484,953
Omnicom Group, Inc.	42,600	3,086,796
Sinclair Broadcast Group, Inc., Class A	3,800	120,384
Sirius XM Holdings, Inc.(x)	149,340	910,974
TEGNA, Inc.	38,500	759,220
ViacomCBS, Inc.	95,316	3,765,935

		93,942,731

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	63,160
T-Mobile US, Inc.*	97,303	12,431,431
United States Cellular Corp.*	5,600	178,584

		12,673,175

Total Communication Services		730,711,428

Consumer Discretionary (12.1%)
Auto Components (0.2%)
Adient plc*	15,253	632,237
Aptiv plc*	47,600	7,090,972
BorgWarner, Inc.	46,560	2,011,857
Cooper-Standard Holdings, Inc.*	2,500	54,775
Dana, Inc.	19,100	424,784
Dorman Products, Inc.*	2,600	246,142
Fox Factory Holding Corp.*	6,900	997,326
Gentex Corp.	56,600	1,866,668
Gentherm, Inc.*	2,600	210,418
Goodyear Tire & Rubber Co. (The)*	39,400	697,380
LCI Industries	3,100	417,353
Lear Corp.	10,600	1,658,688
QuantumScape Corp.(x)*	20,200	495,708
Visteon Corp.*	4,100	386,999

		17,191,307

Automobiles (1.7%)
Ford Motor Co.*	648,936	9,188,934
General Motors Co.*	228,000	12,017,880
Harley-Davidson, Inc.	35,950	1,316,129
Tesla, Inc.*	130,537	101,228,833
Thor Industries, Inc.	10,700	1,313,532

		125,065,308

Distributors (0.1%)
Genuine Parts Co.	25,600	3,103,488
LKQ Corp.*	46,300	2,329,816
Pool Corp.	6,400	2,780,224

		8,213,528

Diversified Consumer Services (0.1%)
2U, Inc.*	11,900	399,483
Bright Horizons Family Solutions, Inc.*	12,000	1,673,040
Chegg, Inc.*	20,100	1,367,202
Coursera, Inc.*	13,100	414,615
Frontdoor, Inc.*	15,900	666,210
Graham Holdings Co., Class B	900	530,244
Grand Canyon Education, Inc.*	9,300	818,028
H&R Block, Inc.	39,750	993,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Houghton Mifflin Harcourt Co.*	700	$9,401
Laureate Education, Inc., Class A*	2,900	49,271
Service Corp. International	31,400	1,892,164
Strategic Education, Inc.	2,600	183,300
Terminix Global Holdings, Inc.*	31,800	1,325,106
Vivint Smart Home, Inc.*	4,900	46,305

		10,368,119

Hotels, Restaurants & Leisure (2.2%)
Aramark	46,200	1,518,132
Booking Holdings, Inc.*	6,980	16,569,613
Boyd Gaming Corp.*	15,000	948,900
Brinker International, Inc.*	7,600	372,780
Caesars Entertainment, Inc.*	33,000	3,705,240
Carnival Corp.*	141,160	3,530,412
Chipotle Mexican Grill, Inc.*	4,700	8,542,344
Choice Hotels International, Inc.	7,400	935,138
Churchill Downs, Inc.	6,600	1,584,528
Cracker Barrel Old Country Store, Inc.	3,500	489,440
Darden Restaurants, Inc.	22,450	3,400,502
Domino’s Pizza, Inc.	6,400	3,052,544
DraftKings, Inc., Class A(x)*	50,300	2,422,448
Expedia Group, Inc.*	23,787	3,898,689
Hilton Grand Vacations, Inc.*	11,340	539,444
Hilton Worldwide Holdings, Inc.*	47,333	6,253,163
Hyatt Hotels Corp., Class A*	7,100	547,410
International Game Technology plc*	24,500	644,840
Las Vegas Sands Corp.*	57,000	2,086,200
Marriott International, Inc., Class A*	47,505	7,035,015
Marriott Vacations Worldwide Corp.	8,171	1,285,543
McDonald’s Corp.	123,921	29,878,592
MGM Resorts International	80,700	3,482,205
Norwegian Cruise Line Holdings Ltd.(x)*	55,300	1,477,063
Papa John’s International, Inc.	5,200	660,348
Penn National Gaming, Inc.*	27,000	1,956,420
Planet Fitness, Inc., Class A*	18,400	1,445,320
Red Rock Resorts, Inc., Class A*	10,100	517,322
Royal Caribbean Cruises Ltd.*	33,350	2,966,483
Scientific Games Corp., Class A*	15,800	1,312,506
SeaWorld Entertainment, Inc.*	11,200	619,584
Shake Shack, Inc., Class A*	5,700	447,222
Six Flags Entertainment Corp.*	2,584	109,820
Starbucks Corp.	195,500	21,565,605
Texas Roadhouse, Inc.	11,500	1,050,295
Travel + Leisure Co.	16,470	898,109
Vail Resorts, Inc.*	8,300	2,772,615
Wendy’s Co. (The)	47,800	1,036,304
Wingstop, Inc.	5,500	901,615
Wyndham Hotels & Resorts, Inc.	21,270	1,641,831
Wynn Resorts Ltd.*	21,200	1,796,700
Yum China Holdings, Inc.	67,740	3,936,371
Yum! Brands, Inc.	51,040	6,242,702

		156,077,357

Household Durables (0.5%)
DR Horton, Inc.	59,000	4,954,230
Garmin Ltd.	26,100	4,057,506
Helen of Troy Ltd.*	6,000	1,348,080
Installed Building Products, Inc.	2,700	289,305
KB Home	16,700	649,964
Leggett & Platt, Inc.	22,400	1,004,416
Lennar Corp., Class A	46,089	4,317,617
LGI Homes, Inc.*	3,900	553,449
M.D.C. Holdings, Inc.	3,312	154,737
Meritage Homes Corp.*	7,000	679,000
Mohawk Industries, Inc.*	11,400	2,022,360
Newell Brands, Inc.	66,190	1,465,447
NVR, Inc.*	600	2,876,448
PulteGroup, Inc.	48,900	2,245,488
Sonos, Inc.*	13,700	443,332
Taylor Morrison Home Corp., Class A*	14,900	384,122
Tempur Sealy International, Inc.	40,400	1,874,964
Toll Brothers, Inc.	20,800	1,150,032
TopBuild Corp.*	7,011	1,435,923
Whirlpool Corp.	11,020	2,246,537

		34,152,957

Internet & Direct Marketing Retail (3.5%)
Amazon.com, Inc.*	71,210	233,927,698
DoorDash, Inc., Class A*	13,900	2,863,122
eBay, Inc.	110,470	7,696,445
Etsy, Inc.*	20,900	4,346,364
Overstock.com, Inc.(x)*	7,200	561,024
Qurate Retail, Inc., Class A	71,520	728,789
Revolve Group, Inc.*	8,600	531,222
Shutterstock, Inc.	2,000	226,640
Stamps.com, Inc.*	3,100	1,022,349
Stitch Fix, Inc., Class A*	5,600	223,720
Wayfair, Inc., Class A(x)*	11,600	2,963,916

		255,091,289

Leisure Products (0.2%)
Acushnet Holdings Corp.	5,600	261,520
Brunswick Corp.	14,900	1,419,523
Callaway Golf Co.*	16,300	450,369
Hasbro, Inc.	22,600	2,016,372
Latham Group, Inc.*	900	14,760
Mattel, Inc.*	79,800	1,481,088
Peloton Interactive, Inc., Class A(x)*	44,903	3,908,806
Polaris, Inc.	12,300	1,471,818
YETI Holdings, Inc.*	12,900	1,105,401

		12,129,657

Multiline Retail (0.5%)
Dollar General Corp.	41,800	8,867,452
Dollar Tree, Inc.*	40,723	3,898,006
Kohl’s Corp.	26,810	1,262,483
Macy’s, Inc.	74,400	1,681,440
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	608,828
Target Corp.	82,460	18,864,374

		35,182,583

Specialty Retail (2.3%)
Aaron’s Co., Inc. (The)	7,300	201,042
Advance Auto Parts, Inc.	11,350	2,370,902
American Eagle Outfitters, Inc.	26,000	670,800
Asbury Automotive Group, Inc.*	3,300	649,242
AutoNation, Inc.*	10,800	1,315,008
AutoZone, Inc.*	3,890	6,605,181
Bath & Body Works, Inc.	41,190	2,596,206
Bed Bath & Beyond, Inc.*	22,400	386,960
Best Buy Co., Inc.	41,110	4,345,738
Burlington Stores, Inc.*	12,300	3,487,911
Camping World Holdings, Inc., Class A	11,600	450,892
CarMax, Inc.*	26,850	3,435,726
Carvana Co.*	12,800	3,859,712
Dick’s Sporting Goods, Inc.(x)	13,200	1,580,964
Five Below, Inc.*	10,700	1,891,867
Floor & Decor Holdings, Inc., Class A*	16,700	2,017,193
Foot Locker, Inc.	24,200	1,104,972
GameStop Corp., Class A(x)*	9,800	1,719,606
Gap, Inc. (The)	32,090	728,443
Home Depot, Inc. (The)	176,360	57,891,934
Leslie’s, Inc.*	19,354	397,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lithia Motors, Inc., Class A	4,300	$1,363,272
Lowe’s Cos., Inc.	119,040	24,148,454
Monro, Inc.	5,300	304,803
Murphy USA, Inc.	3,855	644,787
National Vision Holdings, Inc.*	14,700	834,519
O’Reilly Automotive, Inc.*	11,350	6,935,531
Penske Automotive Group, Inc.	4,900	492,940
Rent-A-Center, Inc.	9,600	539,616
RH*	3,500	2,334,185
Ross Stores, Inc.	61,720	6,718,222
Signet Jewelers Ltd.	8,600	679,056
Sleep Number Corp.*	4,600	430,008
TJX Cos., Inc. (The)	200,000	13,196,000
Tractor Supply Co.	19,100	3,869,851
Ulta Beauty, Inc.*	9,700	3,500,924
Urban Outfitters, Inc.*	14,600	433,474
Victoria’s Secret & Co.*	13,730	758,720
Vroom, Inc.(x)*	17,500	386,225
Williams-Sonoma, Inc.	13,300	2,358,489

		167,636,906

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	25,200	1,219,932
Carter’s, Inc.	10,480	1,019,075
Columbia Sportswear Co.	5,200	498,368
Crocs, Inc.*	13,000	1,865,240
Deckers Outdoor Corp.*	5,000	1,801,000
Hanesbrands, Inc.	80,200	1,376,232
Kontoor Brands, Inc.	5,942	296,803
Lululemon Athletica, Inc.*	18,900	7,648,830
NIKE, Inc., Class B	205,520	29,847,670
PVH Corp.*	11,881	1,221,248
Ralph Lauren Corp.	11,370	1,262,525
Skechers USA, Inc., Class A*	30,600	1,288,872
Steven Madden Ltd.	13,803	554,329
Tapestry, Inc.	47,920	1,773,998
Under Armour, Inc., Class A*	44,900	906,082
Under Armour, Inc., Class C*	32,418	567,963
VF Corp.	60,000	4,019,400
Wolverine World Wide, Inc.	6,100	182,024

		57,349,591

Total Consumer Discretionary		878,458,602

Consumer Staples (5.2%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	1,600	815,600
Brown-Forman Corp., Class A	12,400	777,108
Brown-Forman Corp., Class B	33,475	2,243,160
Celsius Holdings, Inc.*	8,300	747,747
Coca-Cola Co. (The)	644,040	33,792,779
Constellation Brands, Inc., Class A	29,100	6,131,079
Keurig Dr Pepper, Inc.	119,210	4,072,213
Molson Coors Beverage Co., Class B	30,150	1,398,357
Monster Beverage Corp.*	67,000	5,951,610
PepsiCo, Inc.	229,190	34,472,468

		90,402,121

Food & Staples Retailing (1.2%)
Albertsons Cos., Inc., Class A(x)	25,400	790,702
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,136,844
Casey’s General Stores, Inc.	7,100	1,337,995
Costco Wholesale Corp.	73,350	32,959,822
Kroger Co. (The)	129,120	5,220,321
Performance Food Group Co.*	18,632	865,643
Sysco Corp.	85,750	6,731,375
US Foods Holding Corp.*	43,800	1,518,108
Walgreens Boots Alliance, Inc.	127,980	6,021,459
Walmart, Inc.	237,820	33,147,352

		89,729,621

Food Products (0.9%)
Archer-Daniels-Midland Co.	94,660	5,680,547
Beyond Meat, Inc.(x)*	9,000	947,340
Bunge Ltd.	28,780	2,340,390
Campbell Soup Co.	31,300	1,308,653
Conagra Brands, Inc.	77,592	2,628,041
Darling Ingredients, Inc.*	28,800	2,070,720
Flowers Foods, Inc.	47,400	1,120,062
Freshpet, Inc.*	6,400	913,216
General Mills, Inc.	100,100	5,987,982
Hain Celestial Group, Inc. (The)*	6,800	290,904
Hershey Co. (The)	24,150	4,087,387
Hormel Foods Corp.	54,400	2,230,400
Ingredion, Inc.	12,200	1,085,922
J M Smucker Co. (The)	21,927	2,631,898
Kellogg Co.	46,000	2,940,320
Kraft Heinz Co. (The)	122,236	4,500,729
Lamb Weston Holdings, Inc.	28,150	1,727,565
Lancaster Colony Corp.	2,200	371,382
McCormick & Co., Inc. (Non-Voting)	45,900	3,719,277
Mondelez International, Inc., Class A	231,310	13,457,616
Post Holdings, Inc.*	14,800	1,630,368
Sanderson Farms, Inc.	3,400	639,880
Tyson Foods, Inc., Class A	48,700	3,844,378

		66,154,977

Household Products (1.1%)
Church & Dwight Co., Inc.	44,800	3,699,136
Clorox Co. (The)	23,750	3,933,237
Colgate-Palmolive Co.	142,920	10,801,894
Kimberly-Clark Corp.	57,600	7,628,544
Procter & Gamble Co. (The)	399,345	55,828,431
Reynolds Consumer Products, Inc.	843	23,048
Spectrum Brands Holdings, Inc.	7,400	707,958
WD-40 Co.	300	69,444

		82,691,692

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	39,000	11,697,270
Herbalife Nutrition Ltd.*	23,700	1,004,406
Medifast, Inc.	700	134,848

		12,836,524

Tobacco (0.5%)
Altria Group, Inc.	307,090	13,978,737
Philip Morris International, Inc.	257,030	24,363,874

		38,342,611

Total Consumer Staples		380,157,546

Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	121,884	3,014,191
Cactus, Inc., Class A	10,400	392,288
ChampionX Corp.*	31,995	715,408
Dril-Quip, Inc.*	3,100	78,058
Frank’s International NV*	22,100	64,974
Halliburton Co.	164,730	3,561,463
Helmerich & Payne, Inc.	17,300	474,193
Liberty Oilfield Services, Inc., Class A*	14,500	175,885
NexTier Oilfield Solutions, Inc.*	8,924	41,050
NOV, Inc.*	85,380	1,119,332
Oceaneering International, Inc.*	14,000	186,480
Oil States International, Inc.*	6,700	42,813
Patterson-UTI Energy, Inc.	3,000	27,000
ProPetro Holding Corp.*	3,000	25,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
RPC, Inc.*	16,700	$81,162
Schlumberger NV	244,055	7,233,790
US Silica Holdings, Inc.*	7,700	61,523

		17,295,560

Oil, Gas & Consumable Fuels (2.5%)
Antero Midstream Corp.	23,700	246,954
Antero Resources Corp.*	51,000	959,310
APA Corp.	81,080	1,737,545
Cabot Oil & Gas Corp.	88,500	1,925,760
California Resources Corp.*	14,600	598,600
Callon Petroleum Co.(x)*	10,300	505,524
Cheniere Energy, Inc.*	39,200	3,828,664
Chesapeake Energy Corp.	16,300	1,003,917
Chevron Corp.	320,966	32,562,001
Cimarex Energy Co.	20,260	1,766,672
Clean Energy Fuels Corp.(x)*	52,500	427,875
CNX Resources Corp.*	26,300	331,906
ConocoPhillips	223,912	15,174,516
Continental Resources, Inc.	14,200	655,330
Denbury, Inc.*	2,500	175,625
Devon Energy Corp.	108,794	3,863,275
Diamondback Energy, Inc.	27,041	2,559,972
DT Midstream, Inc.	17,200	795,328
EOG Resources, Inc.	101,100	8,115,297
EQT Corp.*	47,500	971,850
Equitrans Midstream Corp.	42,801	434,002
Exxon Mobil Corp.#	702,465	41,318,991
Green Plains, Inc.*	600	19,590
Hess Corp.	51,520	4,024,227
HollyFrontier Corp.	37,332	1,236,809
Kinder Morgan, Inc.	341,871	5,719,502
Kosmos Energy Ltd.*	6,800	20,128
Magnolia Oil & Gas Corp., Class A	28,400	505,236
Marathon Oil Corp.	129,890	1,775,596
Marathon Petroleum Corp.	113,733	7,029,837
Matador Resources Co.	18,200	692,328
Murphy Oil Corp.	24,100	601,777
New Fortress Energy, Inc.(x)	1,500	41,625
Oasis Petroleum, Inc.	3,100	308,202
Occidental Petroleum Corp.	147,988	4,377,485
ONEOK, Inc.	76,913	4,460,185
Ovintiv, Inc.	45,700	1,502,616
PDC Energy, Inc.	16,979	804,635
Peabody Energy Corp.*	14,200	210,018
Phillips 66	74,888	5,244,407
Pioneer Natural Resources Co.	34,622	5,764,909
Range Resources Corp.*	38,900	880,307
Renewable Energy Group, Inc.*	6,600	331,320
SFL Corp. Ltd.	9,800	82,124
SM Energy Co.	15,700	414,166
Southwestern Energy Co.*	108,900	603,306
Targa Resources Corp.	46,300	2,278,423
Tellurian, Inc.(x)*	20,700	80,937
Texas Pacific Land Corp.	1,000	1,209,360
Valero Energy Corp.	71,630	5,054,929
Whiting Petroleum Corp.*	252	14,719
Williams Cos., Inc. (The)	210,979	5,472,795
World Fuel Services Corp.	10,700	359,734

		181,080,146

Total Energy		198,375,706

Financials (11.8%)
Banks (4.4%)
Ameris Bancorp	5,300	274,964
Associated Banc-Corp.	19,906	426,387
Atlantic Union Bankshares Corp.	9,800	361,130
BancorpSouth Bank	9,450	281,421
Bank of America Corp.	1,250,892	53,100,365
Bank of Hawaii Corp.	7,400	608,058
Bank of NT Butterfield & Son Ltd. (The)	4,500	159,795
Bank OZK	17,300	743,554
BankUnited, Inc.	15,200	635,664
Banner Corp.	2,800	154,588
Berkshire Hills Bancorp, Inc.	5,200	140,296
BOK Financial Corp.	4,050	362,677
Brookline Bancorp, Inc.	18,000	274,680
Cathay General Bancorp	14,930	617,953
CIT Group, Inc.	17,300	898,735
Citigroup, Inc.	342,884	24,063,599
Citizens Financial Group, Inc.	73,100	3,434,238
City Holding Co.	2,530	197,112
Columbia Banking System, Inc.	10,600	402,694
Comerica, Inc.	23,900	1,923,950
Commerce Bancshares, Inc.	22,626	1,576,580
Community Bank System, Inc.	8,900	608,938
Cullen/Frost Bankers, Inc.	12,200	1,447,164
CVB Financial Corp.	20,700	421,659
Dime Community Bancshares, Inc.	10,886	355,537
East West Bancorp, Inc.	24,200	1,876,468
Eastern Bankshares, Inc.	32,000	649,600
Fifth Third Bancorp	123,345	5,234,762
First BanCorp	15,000	197,250
First Busey Corp.	5,933	146,130
First Citizens BancShares, Inc., Class A(x)	1,100	927,487
First Commonwealth Financial Corp.	11,300	154,019
First Financial Bancorp.	10,000	234,100
First Financial Bankshares, Inc.	22,500	1,033,875
First Financial Corp.	7,500	315,375
First Hawaiian, Inc.	21,800	639,830
First Horizon Corp.	92,350	1,504,381
First Interstate BancSystem, Inc., Class A	6,400	257,664
First Merchants Corp.	8,300	347,272
First Midwest Bancorp, Inc.	1,500	28,515
First Republic Bank	30,200	5,824,976
FNB Corp.	46,456	539,819
Fulton Financial Corp.	35,900	548,552
Glacier Bancorp, Inc.	20,100	1,112,535
Great Western Bancorp, Inc.	5,100	166,974
Hancock Whitney Corp.	12,024	566,571
Heartland Financial USA, Inc.	1,200	57,696
Hilltop Holdings, Inc.	7,700	251,559
Home BancShares, Inc.	27,800	654,134
Hope Bancorp, Inc.	15,183	219,242
Huntington Bancshares, Inc.	275,024	4,251,871
Independent Bank Corp.	3,900	296,985
Independent Bank Group, Inc.	3,200	227,328
International Bancshares Corp.	7,500	312,300
Investors Bancorp, Inc.	20,465	309,226
JPMorgan Chase & Co.	493,325	80,752,369
KeyCorp	170,602	3,688,415
M&T Bank Corp.	21,657	3,234,256
NBT Bancorp, Inc.	7,400	267,288
OceanFirst Financial Corp.	3,200	68,512
Old National Bancorp	23,600	400,020
Pacific Premier Bancorp, Inc.	10,000	414,400
PacWest Bancorp	20,196	915,283
Park National Corp.	600	73,170
People’s United Financial, Inc.	74,200	1,296,274
Pinnacle Financial Partners, Inc.	16,056	1,510,548
PNC Financial Services Group, Inc. (The)	72,318	14,148,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Popular, Inc.	14,350	$1,114,564
Prosperity Bancshares, Inc.	19,912	1,416,341
Regions Financial Corp.	169,700	3,616,307
Renasant Corp.	700	25,235
S&T Bancorp, Inc.	7,200	212,184
Sandy Spring Bancorp, Inc.	1,000	45,820
Seacoast Banking Corp. of Florida	2,400	81,144
ServisFirst Bancshares, Inc.	5,300	412,340
Signature Bank	9,000	2,450,520
Silvergate Capital Corp., Class A*	3,500	404,250
Simmons First National Corp., Class A	13,600	402,016
SouthState Corp.	12,771	953,611
Sterling Bancorp	34,100	851,136
SVB Financial Group*	9,475	6,129,188
Synovus Financial Corp.	35,013	1,536,721
Texas Capital Bancshares, Inc.*	9,000	540,180
Tompkins Financial Corp.	3,839	310,613
Towne Bank	8,779	273,115
Truist Financial Corp.	229,764	13,475,659
Trustmark Corp.	6,250	201,375
UMB Financial Corp.	7,700	744,667
Umpqua Holdings Corp.	44,690	904,972
United Bankshares, Inc.	20,400	742,152
United Community Banks, Inc.	4,700	154,254
US Bancorp	222,590	13,230,750
Valley National Bancorp	75,029	998,636
Webster Financial Corp.	18,400	1,002,064
Wells Fargo & Co.	686,219	31,847,424
WesBanco, Inc.	7,000	238,560
Westamerica Bancorp	3,800	213,788
Western Alliance Bancorp	20,800	2,263,456
Wintrust Financial Corp.	11,500	924,255
Zions Bancorp NA	28,300	1,751,487

		318,595,847

Capital Markets (3.2%)
Affiliated Managers Group, Inc.	8,140	1,229,873
Ameriprise Financial, Inc.	19,960	5,271,835
Ares Management Corp.	22,700	1,675,941
Artisan Partners Asset Management, Inc., Class A	5,500	269,060
Associated Capital Group, Inc., Class A	6,800	254,388
Bank of New York Mellon Corp. (The)	141,850	7,353,504
BGC Partners, Inc., Class A	31,800	165,678
BlackRock, Inc.	23,663	19,845,212
Blackstone, Inc., Class A	112,900	13,134,786
Brightsphere Investment Group, Inc.	9,800	256,074
Carlyle Group, Inc. (The)	21,200	1,002,336
Cboe Global Markets, Inc.	17,600	2,179,936
Charles Schwab Corp. (The)	260,175	18,951,147
CME Group, Inc.	60,565	11,712,060
Cohen & Steers, Inc.	4,400	368,588
Evercore, Inc., Class A	7,000	935,690
FactSet Research Systems, Inc.	6,200	2,447,636
Federated Hermes, Inc., Class B	16,800	546,000
Focus Financial Partners, Inc., Class A*	6,900	361,353
Franklin Resources, Inc.	54,890	1,631,331
GAMCO Investors, Inc., Class A	6,300	166,194
Goldman Sachs Group, Inc. (The)	54,500	20,602,635
Hamilton Lane, Inc., Class A	3,600	305,352
Houlihan Lokey, Inc.	6,600	607,860
Interactive Brokers Group, Inc., Class A	14,040	875,254
Intercontinental Exchange, Inc.	92,190	10,585,256
Invesco Ltd.	66,200	1,596,082
Janus Henderson Group plc	28,300	1,169,639
Jefferies Financial Group, Inc.	49,888	1,852,341
KKR & Co., Inc., Class A	97,100	5,911,448
Lazard Ltd., Class A	25,200	1,154,160
LPL Financial Holdings, Inc.	16,700	2,617,892
MarketAxess Holdings, Inc.	7,160	3,012,140
Moelis & Co., Class A	9,300	575,391
Moody’s Corp.	27,550	9,783,280
Morgan Stanley	230,287	22,409,228
Morningstar, Inc.	3,200	828,896
MSCI, Inc.	13,334	8,111,605
Nasdaq, Inc.	20,000	3,860,400
Northern Trust Corp.	33,350	3,595,463
Open Lending Corp., Class A*	17,200	620,404
Piper Sandler Cos.	2,500	346,150
PJT Partners, Inc., Class A	1,900	150,309
Raymond James Financial, Inc.	36,000	3,322,080
S&P Global, Inc.	39,930	16,965,858
Sculptor Capital Management, Inc.	200	5,578
SEI Investments Co.	25,150	1,491,395
State Street Corp.	63,550	5,383,956
StepStone Group, Inc., Class A	9,500	405,080
Stifel Financial Corp.	23,008	1,563,624
T. Rowe Price Group, Inc.	39,480	7,765,716
Tradeweb Markets, Inc., Class A	15,000	1,211,700
Virtu Financial, Inc., Class A	6,500	158,795
Virtus Investment Partners, Inc.	700	217,224
WisdomTree Investments, Inc.	11,200	63,504

		228,884,317

Consumer Finance (0.7%)
Ally Financial, Inc.	65,100	3,323,355
American Express Co.	108,056	18,102,622
Capital One Financial Corp.	76,770	12,434,437
Credit Acceptance Corp.(x)*	1,900	1,112,070
Discover Financial Services	53,170	6,531,935
Encore Capital Group, Inc.*	500	24,635
FirstCash, Inc.	7,272	636,300
Green Dot Corp., Class A*	9,200	463,036
LendingClub Corp.*	8,780	247,947
LendingTree, Inc.*	1,400	195,762
Navient Corp.	40,984	808,614
Nelnet, Inc., Class A	4,600	364,504
OneMain Holdings, Inc.	12,300	680,559
PROG Holdings, Inc.	14,600	613,346
SLM Corp.	66,084	1,163,078
Synchrony Financial	99,300	4,853,784
Upstart Holdings, Inc.*	2,391	756,608

		52,312,592

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	307,585	83,952,250
Cannae Holdings, Inc.*	9,060	281,857
Voya Financial, Inc.	22,900	1,405,831

		85,639,938

Insurance (2.1%)
Aflac, Inc.	111,300	5,802,069
Alleghany Corp.*	3,054	1,906,948
Allstate Corp. (The)	49,540	6,306,937
Ambac Financial Group, Inc.*	3,600	51,552
American Equity Investment Life Holding Co.	12,700	375,539
American Financial Group, Inc.	12,030	1,513,735
American International Group, Inc.	140,736	7,724,999
American National Group, Inc.	2,000	378,060
AMERISAFE, Inc.	900	50,544
Aon plc, Class A	36,678	10,481,472
Arch Capital Group Ltd.*	76,000	2,901,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Argo Group International Holdings Ltd.	2,875	$150,133
Arthur J Gallagher & Co.	34,600	5,143,290
Assurant, Inc.	12,900	2,034,975
Assured Guaranty Ltd.	14,600	683,426
Athene Holding Ltd., Class A*	20,354	1,401,780
Axis Capital Holdings Ltd.	17,270	795,111
Brighthouse Financial, Inc.*	16,532	747,742
Brown & Brown, Inc.	39,900	2,212,455
Chubb Ltd.	74,244	12,879,849
Cincinnati Financial Corp.	24,720	2,823,518
CNA Financial Corp.	9,200	386,032
CNO Financial Group, Inc.	29,600	696,784
eHealth, Inc.*	4,200	170,100
Employers Holdings, Inc.	1,800	71,082
Enstar Group Ltd.*	1,400	328,622
Erie Indemnity Co., Class A	5,900	1,052,678
Everest Re Group Ltd.	7,900	1,981,162
Fidelity National Financial, Inc.	52,889	2,397,987
First American Financial Corp.	17,600	1,180,080
Genworth Financial, Inc., Class A*	40,300	151,125
Globe Life, Inc.	21,405	1,905,687
GoHealth, Inc., Class A*	41,400	208,242
Goosehead Insurance, Inc., Class A	3,500	533,015
Hanover Insurance Group, Inc. (The)	6,190	802,348
Hartford Financial Services Group, Inc. (The)	62,810	4,412,402
Horace Mann Educators Corp.	1,300	51,727
James River Group Holdings Ltd.	1,700	64,141
Kemper Corp.	13,682	913,821
Kinsale Capital Group, Inc.	3,800	614,460
Lemonade, Inc.(x)*	6,300	422,163
Lincoln National Corp.	39,350	2,705,312
Loews Corp.	43,192	2,329,345
Markel Corp.*	2,560	3,059,533
Marsh & McLennan Cos., Inc.	83,350	12,621,691
MBIA, Inc.*	7,600	97,660
Mercury General Corp.	6,600	367,422
MetLife, Inc.	122,860	7,584,148
Old Republic International Corp.	47,894	1,107,788
Primerica, Inc.	9,800	1,505,574
Principal Financial Group, Inc.	44,500	2,865,800
ProAssurance Corp.	5,300	126,034
Progressive Corp. (The)	96,900	8,758,791
Prudential Financial, Inc.	65,331	6,872,821
Reinsurance Group of America, Inc.	12,610	1,402,989
RenaissanceRe Holdings Ltd.	9,760	1,360,544
RLI Corp.	8,880	890,398
Selective Insurance Group, Inc.	13,700	1,034,761
Selectquote, Inc.(x)*	16,700	215,931
SiriusPoint Ltd.*	9,100	84,266
Travelers Cos., Inc. (The)	43,370	6,592,674
Trupanion, Inc.*	5,200	403,884
Unum Group	50,300	1,260,518
W R Berkley Corp.	30,300	2,217,354
White Mountains Insurance Group Ltd.	500	534,805
Willis Towers Watson plc	23,100	5,369,826

		156,079,341

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	1,638,503
Annaly Capital Management, Inc. (REIT)	277,153	2,333,628
Apollo Commercial Real Estate Finance, Inc. (REIT)	17,300	256,559
Arbor Realty Trust, Inc. (REIT)	19,200	355,776
Blackstone Mortgage Trust, Inc. (REIT), Class A	21,000	636,720
Chimera Investment Corp. (REIT)	44,040	653,994
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	12,700	679,196
New Residential Investment Corp. (REIT)	66,550	732,050
Starwood Property Trust, Inc. (REIT)	57,200	1,396,252

		8,682,678

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	7,500	386,550
Capitol Federal Financial, Inc.	13,886	159,550
Columbia Financial, Inc.*	5,300	98,050
Essent Group Ltd.	17,600	774,576
HomeStreet, Inc.	2,000	82,300
Kearny Financial Corp.	21,432	266,400
MGIC Investment Corp.	75,800	1,133,968
Mr Cooper Group, Inc.*	10,400	428,168
New York Community Bancorp, Inc.	108,550	1,397,038
NMI Holdings, Inc., Class A*	400	9,044
PennyMac Financial Services, Inc.	1,000	61,130
Provident Financial Services, Inc.	2,000	46,940
Radian Group, Inc.	50,400	1,145,088
Rocket Cos., Inc., Class A(x)	23,900	383,356
TFS Financial Corp.	15,800	301,148
Walker & Dunlop, Inc.	3,100	351,850
Washington Federal, Inc.	10,300	353,393
WSFS Financial Corp.	1,890	96,976

		7,475,525

Total Financials		857,670,238

Health Care (13.5%)
Biotechnology (2.5%)
AbbVie, Inc.	293,030	31,609,146
ACADIA Pharmaceuticals, Inc.*	22,300	370,403
Acceleron Pharma, Inc.*	9,100	1,566,110
Agios Pharmaceuticals, Inc.*	8,400	387,660
Alector, Inc.*	6,800	155,176
Alkermes plc*	27,800	857,352
Allakos, Inc.*	4,500	476,415
Allogene Therapeutics, Inc.*	24,600	632,220
Allovir, Inc.*	1,600	40,096
Alnylam Pharmaceuticals, Inc.*	20,100	3,795,081
ALX Oncology Holdings, Inc.*	5,100	376,686
Amgen, Inc.	95,339	20,273,838
Amicus Therapeutics, Inc.*	50,200	479,410
AnaptysBio, Inc.*	6,600	178,992
Anavex Life Sciences Corp.(x)*	23,900	429,005
Apellis Pharmaceuticals, Inc.*	8,700	286,752
Arcturus Therapeutics Holdings, Inc.*	400	19,112
Arcus Biosciences, Inc.*	11,700	407,979
Arena Pharmaceuticals, Inc.*	10,300	613,365
Arrowhead Pharmaceuticals, Inc.*	18,200	1,136,226
Beam Therapeutics, Inc.*	6,900	600,369
BioCryst Pharmaceuticals, Inc.*	34,100	490,017
Biogen, Inc.*	24,860	7,035,132
Biohaven Pharmaceutical Holding Co. Ltd.*	7,800	1,083,498
BioMarin Pharmaceutical, Inc.*	33,800	2,612,402
Bluebird Bio, Inc.*	12,900	246,519
Blueprint Medicines Corp.*	9,100	935,571
Bridgebio Pharma, Inc.(x)*	16,344	766,043
C4 Therapeutics, Inc.*	6,000	268,080
CareDx, Inc.*	4,800	304,176
Cortexyme, Inc.(x)*	5,300	485,798
CureVac NV(x)*	3,600	196,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cytokinetics, Inc.*	13,400	$478,916
Deciphera Pharmaceuticals, Inc.*	5,600	190,288
Denali Therapeutics, Inc.*	14,300	721,435
Dicerna Pharmaceuticals, Inc.*	13,300	268,128
Eagle Pharmaceuticals, Inc.*	800	44,624
Editas Medicine, Inc.(x)*	11,500	472,420
Emergent BioSolutions, Inc.*	8,400	420,588
Enanta Pharmaceuticals, Inc.*	1,300	73,853
Epizyme, Inc.*	13,600	69,632
Exact Sciences Corp.*	26,700	2,548,515
Exelixis, Inc.*	63,800	1,348,732
Fate Therapeutics, Inc.*	12,600	746,802
FibroGen, Inc.*	14,700	150,234
Forma Therapeutics Holdings, Inc.(x)*	1,300	30,147
Gilead Sciences, Inc.	208,191	14,542,141
Global Blood Therapeutics, Inc.*	9,000	229,320
Halozyme Therapeutics, Inc.*	17,900	728,172
Heron Therapeutics, Inc.*	24,300	259,767
Horizon Therapeutics plc*	35,600	3,899,624
IGM Biosciences, Inc.*	4,800	315,648
ImmunityBio, Inc.(x)*	29,500	287,330
ImmunoGen, Inc.*	32,100	182,007
Incyte Corp.*	33,400	2,297,252
Inovio Pharmaceuticals, Inc.(x)*	47,300	338,668
Insmed, Inc.*	16,100	443,394
Instil Bio, Inc.(x)*	1,500	26,813
Intellia Therapeutics, Inc.*	10,500	1,408,575
Invitae Corp.(x)*	33,000	938,190
Ionis Pharmaceuticals, Inc.*	24,800	831,792
Iovance Biotherapeutics, Inc.*	21,800	537,588
Ironwood Pharmaceuticals, Inc.*	28,300	369,598
Karuna Therapeutics, Inc.*	3,400	415,922
Karyopharm Therapeutics, Inc.(x)*	32,000	186,240
Kodiak Sciences, Inc.(x)*	5,700	547,086
Kura Oncology, Inc.(x)*	12,500	234,125
Kymera Therapeutics, Inc.*	6,500	381,810
Ligand Pharmaceuticals, Inc.(x)*	3,700	515,484
MacroGenics, Inc.*	15,200	318,288
Madrigal Pharmaceuticals, Inc.*	3,500	279,265
Mersana Therapeutics, Inc.*	20,500	193,315
Mirati Therapeutics, Inc.*	6,700	1,185,297
Moderna, Inc.*	56,100	21,590,646
Morphic Holding, Inc.*	3,100	175,584
Myriad Genetics, Inc.*	11,500	371,335
Natera, Inc.*	12,600	1,404,144
Neurocrine Biosciences, Inc.*	18,900	1,812,699
Nkarta, Inc.(x)*	800	22,248
Novavax, Inc.*	12,200	2,529,182
OPKO Health, Inc.(x)*	104,600	381,790
Organogenesis Holdings, Inc.*	25,100	357,424
Passage Bio, Inc.*	800	7,968
PDL BioPharma, Inc.(r)(x)*	46,000	79,327
Prelude Therapeutics, Inc.*	300	9,375
Protagonist Therapeutics, Inc.*	6,000	106,320
Prothena Corp. plc*	7,800	555,594
PTC Therapeutics, Inc.*	8,000	297,680
Radius Health, Inc.*	7,000	86,870
Recursion Pharmaceuticals, Inc., Class A(x)*	1,000	23,010
Regeneron Pharmaceuticals, Inc.*	17,300	10,469,614
REGENXBIO, Inc.*	7,400	310,208
Relay Therapeutics, Inc.*	15,400	485,562
Replimune Group, Inc.*	1,100	32,604
REVOLUTION Medicines, Inc.*	9,200	253,092
Rocket Pharmaceuticals, Inc.*	8,900	266,021
Rubius Therapeutics, Inc.*	3,400	60,792
Sage Therapeutics, Inc.*	8,600	381,066
Sana Biotechnology, Inc.(x)*	14,595	328,679
Sangamo Therapeutics, Inc.*	29,200	263,092
Sarepta Therapeutics, Inc.*	12,700	1,174,496
Seagen, Inc.*	23,100	3,922,380
Shattuck Labs, Inc.*	2,500	50,950
Sorrento Therapeutics, Inc.(x)*	40,700	310,541
Spectrum Pharmaceuticals, Inc.*	10,700	23,326
SpringWorks Therapeutics, Inc.*	5,000	317,200
Stoke Therapeutics, Inc.*	500	12,720
TG Therapeutics, Inc.*	20,700	688,896
Turning Point Therapeutics, Inc.*	7,600	504,868
Twist Bioscience Corp.*	6,900	738,093
Ultragenyx Pharmaceutical, Inc.*	10,800	974,052
United Therapeutics Corp.*	10,000	1,845,800
Vaxcyte, Inc.(x)*	3,000	76,110
Veracyte, Inc.*	7,600	353,020
Vericel Corp.(x)*	3,600	175,680
Vertex Pharmaceuticals, Inc.*	45,300	8,216,967
Vir Biotechnology, Inc.*	10,700	465,664
Xencor, Inc.*	8,900	290,674
Y-mAbs Therapeutics, Inc.(x)*	5,200	148,408
Zentalis Pharmaceuticals, Inc.*	6,900	459,816

		181,983,873

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	288,112	34,034,671
ABIOMED, Inc.*	8,500	2,766,920
Accelerate Diagnostics, Inc.(x)*	3,600	20,988
Align Technology, Inc.*	12,900	8,584,047
AtriCure, Inc.*	6,800	472,940
Atrion Corp.	100	69,750
Avanos Medical, Inc.*	7,975	248,820
Axonics, Inc.*	5,200	338,468
Baxter International, Inc.	86,880	6,987,758
Becton Dickinson and Co.	48,813	11,999,212
BioLife Solutions, Inc.*	3,200	135,424
Boston Scientific Corp.*	245,500	10,652,245
Butterfly Network, Inc.(x)*	35,700	372,708
CONMED Corp.	5,200	680,316
Cooper Cos., Inc. (The)	8,400	3,471,804
CryoPort, Inc.*	3,300	219,483
Danaher Corp.	103,960	31,649,582
Dentsply Sirona, Inc.	38,580	2,239,569
Dexcom, Inc.*	16,000	8,749,760
Eargo, Inc.(x)*	5,000	33,650
Edwards Lifesciences Corp.*	102,500	11,604,025
Envista Holdings Corp.*	21,763	909,911
Glaukos Corp.*	6,800	327,556
Globus Medical, Inc., Class A*	14,100	1,080,342
Haemonetics Corp.*	8,200	578,838
Heska Corp.*	800	206,832
Hill-Rom Holdings, Inc.	14,830	2,224,500
Hologic, Inc.*	45,300	3,343,593
ICU Medical, Inc.*	3,200	746,816
IDEXX Laboratories, Inc.*	14,700	9,141,930
Inari Medical, Inc.*	3,400	275,740
Inogen, Inc.*	3,600	155,124
Insulet Corp.*	11,300	3,211,799
Integer Holdings Corp.*	4,500	402,030
Integra LifeSciences Holdings Corp.*	14,600	999,808
Intuitive Surgical, Inc.*	19,700	19,584,755
iRhythm Technologies, Inc.*	4,900	286,944
Lantheus Holdings, Inc.*	8,700	223,416
LivaNova plc*	5,100	403,869
Masimo Corp.*	9,200	2,490,532
Medtronic plc	222,685	27,913,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Meridian Bioscience, Inc.*	7,500	$144,300
Merit Medical Systems, Inc.*	7,800	560,040
Natus Medical, Inc.*	6,700	168,036
Neogen Corp.*	26,400	1,146,552
Nevro Corp.*	5,600	651,728
Novocure Ltd.*	17,900	2,079,443
NuVasive, Inc.*	7,650	457,853
Ortho Clinical Diagnostics Holdings plc*	19,300	356,664
Outset Medical, Inc.*	10,900	538,896
Penumbra, Inc.*	6,300	1,678,950
Pulmonx Corp.(x)*	3,800	136,724
Quidel Corp.*	6,600	931,590
ResMed, Inc.	23,800	6,272,490
Shockwave Medical, Inc.*	4,600	947,048
Silk Road Medical, Inc.*	6,800	374,204
STAAR Surgical Co.*	8,000	1,028,240
STERIS plc	16,983	3,469,287
Stryker Corp.	57,870	15,261,476
Tandem Diabetes Care, Inc.*	10,300	1,229,614
Teleflex, Inc.	7,700	2,899,435
Treace Medical Concepts, Inc.*	1,300	34,970
Varex Imaging Corp.*	8,924	251,657
West Pharmaceutical Services, Inc.	12,200	5,179,388
Wright Medical Group NV Escrow(r)*	21,955	—
Zimmer Biomet Holdings, Inc.	36,800	5,386,048

		261,024,673

Health Care Providers & Services (2.5%)
1Life Healthcare, Inc.*	19,200	388,800
Acadia Healthcare Co., Inc.*	14,500	924,810
Accolade, Inc.*	9,200	387,964
AdaptHealth Corp.*	16,900	393,601
Addus HomeCare Corp.*	200	15,950
Agiliti, Inc.(x)*	3,200	60,928
agilon health, Inc.*	10,600	277,826
Alignment Healthcare, Inc.*	1,600	25,568
Amedisys, Inc.*	5,800	864,780
AmerisourceBergen Corp.	26,600	3,177,370
AMN Healthcare Services, Inc.*	5,600	642,600
Anthem, Inc.	40,580	15,128,224
Apollo Medical Holdings, Inc.(x)*	6,100	555,405
Aveanna Healthcare Holdings, Inc.*	7,400	59,348
Brookdale Senior Living, Inc.*	36,435	229,541
Cardinal Health, Inc.	57,200	2,829,112
Castle Biosciences, Inc.*	2,500	166,250
Centene Corp.*	98,600	6,143,766
Chemed Corp.	3,000	1,395,360
Cigna Corp.	58,624	11,734,180
Community Health Systems, Inc.*	19,367	226,594
CorVel Corp.*	1,700	316,574
Covetrus, Inc.*	13,120	237,997
CVS Health Corp.	217,234	18,434,477
DaVita, Inc.*	13,300	1,546,258
Encompass Health Corp.	18,500	1,388,240
Ensign Group, Inc. (The)	5,800	434,362
Fulgent Genetics, Inc.(x)*	300	26,985
Guardant Health, Inc.*	13,500	1,687,635
HCA Healthcare, Inc.	42,700	10,364,144
HealthEquity, Inc.*	13,100	848,356
Henry Schein, Inc.*	25,900	1,972,544
Humana, Inc.	22,000	8,561,300
Innovage Holding Corp.*	1,200	7,932
Laboratory Corp. of America Holdings*	16,635	4,681,754
LHC Group, Inc.*	6,300	988,533
Magellan Health, Inc.*	4,800	453,840
McKesson Corp.	27,180	5,419,148
MEDNAX, Inc.*	15,240	433,273
ModivCare, Inc.*	200	36,324
Molina Healthcare, Inc.*	10,400	2,821,624
National Research Corp.	100	4,217
Oak Street Health, Inc.(x)*	15,300	650,709
Option Care Health, Inc.*	23,425	568,291
Owens & Minor, Inc.	6,900	215,901
Patterson Cos., Inc.	14,700	443,058
Pennant Group, Inc. (The)*	2,100	58,989
Premier, Inc., Class A	21,200	821,712
Privia Health Group, Inc.*	8,900	209,684
Progyny, Inc.*	8,900	498,400
Quest Diagnostics, Inc.	24,630	3,578,985
R1 RCM, Inc.*	15,700	345,557
RadNet, Inc.*	1,000	29,310
Select Medical Holdings Corp.	19,500	705,315
Signify Health, Inc., Class A(x)*	10,163	181,613
Surgery Partners, Inc.*	4,100	173,594
Tenet Healthcare Corp.*	19,600	1,302,224
UnitedHealth Group, Inc.	154,357	60,313,454
Universal Health Services, Inc., Class B	15,780	2,183,479

		178,573,769

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	22,950	306,841
American Well Corp., Class A*	33,300	303,363
Cerner Corp.	55,500	3,913,860
Certara, Inc.*	16,330	540,523
Change Healthcare, Inc.*	41,941	878,244
Evolent Health, Inc., Class A*	14,600	452,600
Health Catalyst, Inc.*	4,500	225,045
Inovalon Holdings, Inc., Class A*	13,100	527,799
Inspire Medical Systems, Inc.*	4,500	1,047,960
Multiplan Corp.(x)*	65,700	369,891
NextGen Healthcare, Inc.*	11,200	157,920
Omnicell, Inc.*	7,900	1,172,597
Phreesia, Inc.*	6,100	376,370
Schrodinger, Inc.*	7,700	421,036
Tabula Rasa HealthCare, Inc.(x)*	5,000	131,050
Teladoc Health, Inc.*	24,260	3,076,411
Veeva Systems, Inc., Class A*	22,700	6,541,459

		20,442,969

Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A*	13,900	2,023,562
Adaptive Biotechnologies Corp.*	13,507	459,103
Agilent Technologies, Inc.	49,830	7,849,720
Avantor, Inc.*	96,094	3,930,245
Berkeley Lights, Inc.*	6,200	121,272
Bionano Genomics, Inc.(x)*	80,000	440,000
Bio-Rad Laboratories, Inc., Class A*	4,000	2,983,800
Bio-Techne Corp.	6,450	3,125,476
Bruker Corp.	18,000	1,405,800
Charles River Laboratories International, Inc.*	9,050	3,734,663
Codexis, Inc.*	600	13,956
Illumina, Inc.*	24,100	9,775,201
IQVIA Holdings, Inc.*	31,580	7,564,673
Maravai LifeSciences Holdings, Inc., Class A*	11,581	568,395
Medpace Holdings, Inc.*	4,500	851,760
Mettler-Toledo International, Inc.*	4,100	5,647,176
NanoString Technologies, Inc.*	7,600	364,876
NeoGenomics, Inc.*	17,900	863,496
Pacific Biosciences of California, Inc.*	30,600	781,830
PerkinElmer, Inc.	18,600	3,223,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PPD, Inc.*	28,546	$1,335,667
QIAGEN NV*	44,407	2,294,954
Quanterix Corp.*	4,400	219,076
Repligen Corp.*	9,700	2,803,203
Seer, Inc.(x)*	12,500	431,625
Sotera Health Co.*	19,572	511,808
Syneos Health, Inc.*	14,000	1,224,720
Thermo Fisher Scientific, Inc.	65,150	37,222,150
Waters Corp.*	11,100	3,966,030

		105,737,431

Pharmaceuticals (3.2%)
Aerie Pharmaceuticals, Inc.*	14,000	159,600
Amneal Pharmaceuticals, Inc.*	35,500	189,570
Arvinas, Inc.*	8,800	723,184
Atea Pharmaceuticals, Inc.(x)*	12,500	438,250
Axsome Therapeutics, Inc.(x)*	5,400	177,984
Bristol-Myers Squibb Co.	370,568	21,926,509
Catalent, Inc.*	27,600	3,672,732
Corcept Therapeutics, Inc.*	16,500	324,720
Elanco Animal Health, Inc.*	74,632	2,380,014
Eli Lilly and Co.	140,610	32,487,941
Endo International plc*	50,254	162,823
Harmony Biosciences Holdings, Inc.*	300	11,499
Innoviva, Inc.*	23,000	384,330
Intra-Cellular Therapies, Inc.*	12,000	447,360
Jazz Pharmaceuticals plc*	12,100	1,575,541
Johnson & Johnson	432,160	69,793,840
Merck & Co., Inc.	420,290	31,567,982
Nektar Therapeutics*	31,600	567,536
NGM Biopharmaceuticals, Inc.*	2,500	52,550
Nuvation Bio, Inc.*	8,700	86,478
Omeros Corp.(x)*	12,900	177,891
Organon & Co.	43,109	1,413,544
Pacira BioSciences, Inc.*	7,500	420,000
Perrigo Co. plc	28,300	1,339,439
Pfizer, Inc.	926,017	39,827,991
Phibro Animal Health Corp., Class A	1,200	25,848
Prestige Consumer Healthcare, Inc.*	8,500	476,935
Reata Pharmaceuticals, Inc., Class A*	3,800	382,318
Revance Therapeutics, Inc.*	9,300	259,098
Royalty Pharma plc, Class A	54,600	1,973,244
TherapeuticsMD, Inc.(x)*	5,200	3,855
Theravance Biopharma, Inc.(x)*	13,700	101,380
Viatris, Inc.	228,374	3,094,468
Zoetis, Inc.	78,800	15,298,232
Zogenix, Inc.*	14,700	223,293

		232,147,979

Total Health Care		979,910,694

Industrials (9.0%)
Aerospace & Defense (1.5%)
Aerojet Rocketdyne Holdings, Inc.	5,000	217,750
AeroVironment, Inc.*	2,100	181,272
Axon Enterprise, Inc.*	11,900	2,082,738
Boeing Co. (The)*	90,600	19,926,564
BWX Technologies, Inc.	17,800	958,708
Curtiss-Wright Corp.	9,200	1,160,856
General Dynamics Corp.	42,970	8,423,409
HEICO Corp.	10,141	1,337,294
HEICO Corp., Class A	14,845	1,758,093
Hexcel Corp.*	21,200	1,259,068
Howmet Aerospace, Inc.	77,716	2,424,739
Huntington Ingalls Industries, Inc.	8,600	1,660,316
Kaman Corp.	100	3,567
Kratos Defense & Security Solutions, Inc.*	10,200	227,562
L3Harris Technologies, Inc.	33,678	7,417,243
Lockheed Martin Corp.	41,960	14,480,396
Maxar Technologies, Inc.	11,300	320,016
Mercury Systems, Inc.*	5,400	256,068
Moog, Inc., Class A	5,500	419,265
Northrop Grumman Corp.	25,050	9,021,757
Parsons Corp.*	11,000	371,360
Raytheon Technologies Corp.	251,337	21,604,929
Spirit AeroSystems Holdings, Inc., Class A	19,000	839,610
Textron, Inc.	40,200	2,806,362
TransDigm Group, Inc.*	8,550	5,340,074

		104,499,016

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	24,100	2,096,700
Expeditors International of Washington, Inc.	28,800	3,430,944
FedEx Corp.	41,450	9,089,571
Forward Air Corp.	200	16,604
GXO Logistics, Inc.*	17,800	1,396,232
Hub Group, Inc., Class A*	3,000	206,250
United Parcel Service, Inc., Class B	120,050	21,861,105

		38,097,406

Airlines (0.3%)
Alaska Air Group, Inc.*	26,900	1,576,340
Allegiant Travel Co.*	2,200	430,056
American Airlines Group, Inc.*	105,200	2,158,704
Delta Air Lines, Inc.*	113,750	4,846,887
Frontier Group Holdings, Inc.*	8,500	134,215
JetBlue Airways Corp.*	69,900	1,068,771
SkyWest, Inc.*	7,700	379,918
Southwest Airlines Co.*	107,400	5,523,582
Spirit Airlines, Inc.*	13,100	339,814
United Airlines Holdings, Inc.(x)*	52,840	2,513,599

		18,971,886

Building Products (0.6%)
A O Smith Corp.	21,900	1,337,433
AAON, Inc.	5,800	378,972
Advanced Drainage Systems, Inc.	9,900	1,070,883
Allegion plc	17,966	2,374,746
Armstrong World Industries, Inc.	10,400	992,888
AZEK Co., Inc. (The)*	15,600	569,868
Builders FirstSource, Inc.*	36,518	1,889,441
Carlisle Cos., Inc.	9,500	1,888,505
Carrier Global Corp.	143,448	7,424,868
Fortune Brands Home & Security, Inc.	23,350	2,087,957
JELD-WEN Holding, Inc.*	400	10,012
Johnson Controls International plc	118,137	8,042,767
Lennox International, Inc.	6,910	2,032,715
Masco Corp.	51,100	2,838,605
Owens Corning	19,270	1,647,585
Resideo Technologies, Inc.*	24,350	603,637
Simpson Manufacturing Co., Inc.	6,100	652,517
Trane Technologies plc	39,400	6,802,410
Trex Co., Inc.*	20,500	2,089,565
UFP Industries, Inc.	11,500	781,770

		45,517,144

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	7,500	337,575
ADT, Inc.	35,800	289,622
Brady Corp., Class A	7,200	365,040
Brink’s Co. (The)	8,800	557,040
Casella Waste Systems, Inc., Class A*	6,200	470,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cintas Corp.	15,100	$5,747,966
Clean Harbors, Inc.*	10,000	1,038,700
Copart, Inc.*	36,700	5,091,024
CoreCivic, Inc. (REIT)*	18,400	163,760
Covanta Holding Corp.	14,300	287,716
Deluxe Corp.	6,100	218,929
Driven Brands Holdings, Inc.*	10,431	301,352
Healthcare Services Group, Inc.	10,700	267,393
HNI Corp.	5,200	190,944
IAA, Inc.*	27,700	1,511,589
KAR Auction Services, Inc.*	27,700	454,003
Matthews International Corp., Class A	7,100	246,299
MSA Safety, Inc.	5,900	859,630
Republic Services, Inc.	35,735	4,290,344
Rollins, Inc.	47,250	1,669,342
Stericycle, Inc.*	21,800	1,481,746
Tetra Tech, Inc.	9,300	1,388,862
UniFirst Corp.	2,700	574,074
Waste Management, Inc.	69,950	10,447,732

		38,251,510

Construction & Engineering (0.1%)
AECOM*	24,002	1,515,726
Ameresco, Inc., Class A*	2,800	163,604
API Group Corp.(m)*	29,700	604,395
Arcosa, Inc.	4,080	204,694
EMCOR Group, Inc.	9,500	1,096,110
MasTec, Inc.*	11,000	949,080
Quanta Services, Inc.	24,350	2,771,517
Valmont Industries, Inc.	3,100	728,872
WillScot Mobile Mini Holdings Corp.*	28,803	913,631

		8,947,629

Electrical Equipment (0.7%)
Acuity Brands, Inc.	6,100	1,057,557
AMETEK, Inc.	38,175	4,734,082
Atkore, Inc.*	8,100	704,052
Bloom Energy Corp., Class A(x)*	15,300	286,416
ChargePoint Holdings, Inc.(x)*	20,700	413,793
Eaton Corp. plc	68,697	10,257,149
Emerson Electric Co.	100,910	9,505,722
EnerSys	4,900	364,756
FuelCell Energy, Inc.(x)*	49,900	333,831
Generac Holdings, Inc.*	11,100	4,536,237
GrafTech International Ltd.	33,000	340,560
Hubbell, Inc.	11,700	2,113,839
nVent Electric plc	35,987	1,163,460
Plug Power, Inc.*	82,900	2,117,266
Regal Beloit Corp.	8,600	1,292,924
Rockwell Automation, Inc.	20,100	5,910,204
Sensata Technologies Holding plc*	27,100	1,482,912
Shoals Technologies Group, Inc., Class A*	15,322	427,177
Stem, Inc.(x)*	16,300	389,407
Sunrun, Inc.*	33,000	1,452,000
Vertiv Holdings Co., Class A	36,300	874,467
Vicor Corp.*	3,600	482,976

		50,240,787

Industrial Conglomerates (0.9%)
3M Co.	94,830	16,635,079
General Electric Co.	181,145	18,663,369
Honeywell International, Inc.	115,300	24,475,884
Roper Technologies, Inc.	17,350	7,740,355

		67,514,687

Machinery (1.8%)
AGCO Corp.	12,400	1,519,372
Albany International Corp., Class A	600	46,122
Allison Transmission Holdings, Inc.	23,000	812,360
Altra Industrial Motion Corp.	11,600	642,060
Barnes Group, Inc.	9,800	408,954
Caterpillar, Inc.	91,810	17,624,766
Chart Industries, Inc.*	6,500	1,242,215
Colfax Corp.*	18,100	830,790
Crane Co.	7,900	748,999
Cummins, Inc.	25,260	5,672,385
Deere & Co.	46,740	15,661,172
Desktop Metal, Inc., Class A(x)*	44,600	319,782
Donaldson Co., Inc.	26,500	1,521,365
Dover Corp.	25,190	3,917,045
Enerpac Tool Group Corp.	2,800	58,044
Evoqua Water Technologies Corp.*	17,300	649,788
Flowserve Corp.	26,640	923,609
Fortive Corp.	50,430	3,558,845
Franklin Electric Co., Inc.	7,500	598,875
Gates Industrial Corp. plc*	19,900	323,773
Graco, Inc.	29,480	2,062,715
Hillenbrand, Inc.	9,000	383,850
IDEX Corp.	15,040	3,112,528
Illinois Tool Works, Inc.	51,910	10,726,163
Ingersoll Rand, Inc.*	61,666	3,108,583
ITT, Inc.	19,525	1,676,026
John Bean Technologies Corp.	4,400	618,420
Kennametal, Inc.	9,490	324,843
Lincoln Electric Holdings, Inc.	9,660	1,244,111
Manitowoc Co., Inc. (The)*	925	19,813
Middleby Corp. (The)*	9,700	1,653,947
Mueller Industries, Inc.	8,500	349,350
Mueller Water Products, Inc., Class A	20,800	316,576
Nikola Corp.(x)*	33,000	352,110
Nordson Corp.	10,660	2,538,679
Oshkosh Corp.	11,600	1,187,492
Otis Worldwide Corp.	69,174	5,691,637
PACCAR, Inc.	58,830	4,642,864
Parker-Hannifin Corp.	22,710	6,350,170
Pentair plc	27,287	1,981,855
Proto Labs, Inc.*	5,000	333,000
RBC Bearings, Inc.*	3,900	827,580
Rexnord Corp.	14,900	957,921
Snap-on, Inc.	9,200	1,922,340
SPX FLOW, Inc.	3,900	285,090
Stanley Black & Decker, Inc.	27,235	4,774,568
Terex Corp.	7,030	295,963
Timken Co. (The)	12,640	826,909
Toro Co. (The)	20,380	1,985,216
Trinity Industries, Inc.	13,740	373,316
Watts Water Technologies, Inc., Class A	4,000	672,360
Welbilt, Inc.*	11,400	264,936
Westinghouse Air Brake Technologies Corp.	34,787	2,998,987
Woodward, Inc.	10,430	1,180,676
Xylem, Inc.	33,550	4,149,464

		127,270,379

Marine (0.0%)
Kirby Corp.*	7,450	357,302

Professional Services (0.7%)
ASGN, Inc.*	13,500	1,527,390
Booz Allen Hamilton Holding Corp.	26,700	2,118,645
CACI International, Inc., Class A*	6,000	1,572,600
CBIZ, Inc.*	12,220	395,195
Clarivate plc*	68,300	1,495,770
CoStar Group, Inc.*	67,350	5,796,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Dun & Bradstreet Holdings, Inc.*	15,700	$263,917
Equifax, Inc.	20,520	5,200,178
Exponent, Inc.	10,600	1,199,390
FTI Consulting, Inc.*	7,200	969,840
Huron Consulting Group, Inc.*	2,400	124,800
IHS Markit Ltd.	61,900	7,218,778
Insperity, Inc.	6,400	708,736
Jacobs Engineering Group, Inc.	22,800	3,021,684
KBR, Inc.	27,600	1,087,440
Korn Ferry	5,600	405,216
Leidos Holdings, Inc.	25,237	2,426,033
ManpowerGroup, Inc.	9,780	1,058,978
ManTech International Corp., Class A	4,600	349,232
Nielsen Holdings plc	78,000	1,496,820
Resources Connection, Inc.	16,950	267,471
Robert Half International, Inc.	19,260	1,932,356
Science Applications International Corp.	12,021	1,028,517
TransUnion	32,200	3,616,382
TriNet Group, Inc.*	6,200	586,396
Upwork, Inc.*	16,300	733,989
Verisk Analytics, Inc.	28,900	5,787,803

		52,389,697

Road & Rail (1.1%)
AMERCO	1,400	904,442
Avis Budget Group, Inc.*	9,000	1,048,590
CSX Corp.	373,750	11,115,325
Heartland Express, Inc.	11,700	187,434
JB Hunt Transport Services, Inc.	15,250	2,550,105
Kansas City Southern	15,050	4,073,132
Knight-Swift Transportation Holdings, Inc.	30,935	1,582,325
Landstar System, Inc.	9,750	1,538,745
Lyft, Inc., Class A*	43,400	2,325,806
Norfolk Southern Corp.	41,370	9,897,773
Old Dominion Freight Line, Inc.	16,625	4,754,418
Ryder System, Inc.	9,200	760,932
Saia, Inc.*	4,800	1,142,544
Schneider National, Inc., Class B	14,700	334,278
TuSimple Holdings, Inc., Class A(x)*	10,200	378,726
Uber Technologies, Inc.*	267,589	11,987,987
Union Pacific Corp.	110,220	21,604,222
Werner Enterprises, Inc.	5,700	252,339
XPO Logistics, Inc.*	17,800	1,416,524

		77,855,647

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	826,140
Applied Industrial Technologies, Inc.	4,300	387,559
Beacon Roofing Supply, Inc.*	7,600	362,976
Fastenal Co.	97,600	5,037,136
GATX Corp.	5,000	447,800
Herc Holdings, Inc.*	3,200	523,072
MSC Industrial Direct Co., Inc., Class A	10,000	801,900
SiteOne Landscape Supply, Inc.*	6,700	1,336,449
Triton International Ltd.	7,200	374,688
United Rentals, Inc.*	12,522	4,394,345
Univar Solutions, Inc.*	22,900	545,478
Watsco, Inc.	7,310	1,934,372
WESCO International, Inc.*	8,586	990,138
WW Grainger, Inc.	7,950	3,124,827

		21,086,880

Total Industrials		650,999,970

Information Technology (26.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	9,900	3,402,036
Calix, Inc.*	500	24,715
Ciena Corp.*	31,400	1,612,390
Cisco Systems, Inc.	700,970	38,153,797
CommScope Holding Co., Inc.*	33,200	451,188
EchoStar Corp., Class A*	4,100	104,591
F5 Networks, Inc.*	10,600	2,107,068
Juniper Networks, Inc.	68,900	1,896,128
Lumentum Holdings, Inc.*	14,146	1,181,757
Motorola Solutions, Inc.	27,221	6,323,983
NetScout Systems, Inc.*	1,300	35,035
Ubiquiti, Inc.	1,500	448,005
Viasat, Inc.*	1,500	82,605
Viavi Solutions, Inc.*	33,650	529,651

		56,352,949

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	473,850
Aeva Technologies, Inc.(x)*	11,100	88,134
Amphenol Corp., Class A	103,080	7,548,549
Arrow Electronics, Inc.*	13,600	1,527,144
Avnet, Inc.	17,920	662,502
Badger Meter, Inc.	1,500	151,710
Belden, Inc.	700	40,782
CDW Corp.	24,300	4,423,086
Cognex Corp.	30,400	2,438,688
Coherent, Inc.*	3,700	925,333
Corning, Inc.	135,390	4,940,381
Fabrinet*	5,100	522,801
II-VI, Inc.*	18,490	1,097,566
Insight Enterprises, Inc.*	4,100	369,328
IPG Photonics Corp.*	6,400	1,013,760
Itron, Inc.*	7,110	537,729
Jabil, Inc.	31,400	1,832,818
Keysight Technologies, Inc.*	32,815	5,391,176
Littelfuse, Inc.	4,200	1,147,734
MicroVision, Inc.(x)*	33,100	365,755
National Instruments Corp.	23,000	902,290
Novanta, Inc.*	4,100	633,450
Plexus Corp.*	1,300	116,233
Rogers Corp.*	300	55,944
Sanmina Corp.*	6,800	262,072
SYNNEX Corp.	8,766	912,541
Teledyne Technologies, Inc.*	7,746	3,327,527
Trimble, Inc.*	41,500	3,413,375
Vishay Intertechnology, Inc.	6,700	134,603
Vontier Corp.	23,452	787,987
Zebra Technologies Corp., Class A*	9,000	4,638,780

		50,683,628

IT Services (5.1%)
Accenture plc, Class A	105,500	33,751,560
Akamai Technologies, Inc.*	26,600	2,782,094
Alliance Data Systems Corp.	8,300	837,387
Amdocs Ltd.	22,610	1,711,803
Automatic Data Processing, Inc.	70,250	14,044,380
Broadridge Financial Solutions, Inc.	21,210	3,534,434
Cloudflare, Inc., Class A*	41,600	4,686,240
Cognizant Technology Solutions Corp., Class A	87,300	6,478,533
Concentrix Corp.*	8,766	1,551,582
Conduent, Inc.*	19,786	130,390
DXC Technology Co.*	53,196	1,787,918
EPAM Systems, Inc.*	8,800	5,020,224
Euronet Worldwide, Inc.*	10,000	1,272,800
Evertec, Inc.	2,700	123,444
Evo Payments, Inc., Class A*	2,400	56,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
ExlService Holdings, Inc.*	4,500	$554,040
Fastly, Inc., Class A(x)*	13,300	537,852
Fidelity National Information Services, Inc.	102,269	12,444,092
Fiserv, Inc.*	100,402	10,893,617
FleetCor Technologies, Inc.*	15,000	3,919,050
Gartner, Inc.*	15,278	4,642,679
Genpact Ltd.	30,000	1,425,300
Global Payments, Inc.	48,576	7,654,606
Globant SA*	6,600	1,854,666
GoDaddy, Inc., Class A*	34,300	2,390,710
International Business Machines Corp.	148,231	20,593,733
Jack Henry & Associates, Inc.	14,830	2,433,010
LiveRamp Holdings, Inc.*	10,200	481,746
Mastercard, Inc., Class A	145,100	50,448,368
MAXIMUS, Inc.	10,400	865,280
MongoDB, Inc.*	8,900	4,196,439
Okta, Inc.*	19,900	4,723,066
Paychex, Inc.	57,010	6,410,774
PayPal Holdings, Inc.*	192,770	50,160,682
Paysafe Ltd.(x)*	51,800	401,450
Perficient, Inc.*	5,300	613,210
Rackspace Technology, Inc.(x)*	9,900	140,778
Sabre Corp.(x)*	48,600	575,424
Snowflake, Inc., Class A*	32,016	9,682,599
SolarWinds Corp.(x)	9,750	163,117
Square, Inc., Class A*	64,900	15,565,616
StoneCo Ltd., Class A*	35,200	1,222,144
TTEC Holdings, Inc.	4,850	453,620
Twilio, Inc., Class A*	26,800	8,550,540
VeriSign, Inc.*	16,350	3,351,914
Verra Mobility Corp.*	6,900	103,983
Visa, Inc., Class A	277,700	61,857,675
Western Union Co. (The)	90,360	1,827,079
WEX, Inc.*	7,600	1,338,664
Wix.com Ltd.*	8,800	1,724,536

		371,971,680

Semiconductors & Semiconductor Equipment (5.1%)
Advanced Micro Devices, Inc.*	200,800	20,662,320
Allegro MicroSystems, Inc.*	8,196	261,944
Ambarella, Inc.*	5,700	887,718
Amkor Technology, Inc.	13,200	329,340
Analog Devices, Inc.	92,734	15,531,090
Applied Materials, Inc.	151,820	19,543,789
Broadcom, Inc.	66,180	32,092,668
Brooks Automation, Inc.	13,600	1,391,960
Cirrus Logic, Inc.*	12,300	1,012,905
CMC Materials, Inc.	5,400	665,442
Cree, Inc.*	20,400	1,646,892
Diodes, Inc.*	5,900	534,481
Enphase Energy, Inc.*	21,900	3,284,343
Entegris, Inc.	24,940	3,139,946
First Solar, Inc.*	17,400	1,661,004
FormFactor, Inc.*	13,500	503,955
Intel Corp.	670,490	35,723,707
KLA Corp.	26,480	8,857,825
Kulicke & Soffa Industries, Inc.	7,500	437,100
Lam Research Corp.	24,175	13,759,201
Lattice Semiconductor Corp.*	23,300	1,506,345
MACOM Technology Solutions Holdings, Inc.*	1,500	97,305
Marvell Technology, Inc.	136,003	8,202,341
Microchip Technology, Inc.	41,320	6,342,207
Micron Technology, Inc.	189,750	13,468,455
MKS Instruments, Inc.	9,500	1,433,645
Monolithic Power Systems, Inc.	7,900	3,828,972
NVIDIA Corp.	392,440	81,297,870
NXP Semiconductors NV	45,700	8,951,259
ON Semiconductor Corp.*	71,600	3,277,132
Onto Innovation, Inc.*	7,900	570,775
Power Integrations, Inc.	11,000	1,088,890
Qorvo, Inc.*	19,417	3,246,328
QUALCOMM, Inc.	187,105	24,132,803
Rambus, Inc.*	1,800	39,960
Semtech Corp.*	13,600	1,060,392
Silicon Laboratories, Inc.*	8,740	1,224,998
SiTime Corp.*	1,600	326,672
Skyworks Solutions, Inc.	30,100	4,959,878
Synaptics, Inc.*	6,100	1,096,353
Teradyne, Inc.	30,010	3,276,192
Texas Instruments, Inc.	153,190	29,444,650
Universal Display Corp.	7,600	1,299,296
Xilinx, Inc.	40,300	6,084,897

		368,185,245

Software (9.9%)
8x8, Inc.*	18,300	428,037
ACI Worldwide, Inc.*	22,700	697,571
Adobe, Inc.*	79,220	45,608,538
Alarm.com Holdings, Inc.*	8,400	656,796
Alkami Technology, Inc.*	1,500	37,020
Altair Engineering, Inc., Class A*	5,900	406,746
Alteryx, Inc., Class A*	8,900	650,590
Anaplan, Inc.*	23,700	1,443,093
ANSYS, Inc.*	15,200	5,174,840
Appfolio, Inc., Class A*	2,800	337,120
Appian Corp.(x)*	6,600	610,566
Asana, Inc., Class A*	12,200	1,266,848
Aspen Technology, Inc.*	11,600	1,424,480
Atlassian Corp. plc, Class A*	22,400	8,767,808
Autodesk, Inc.*	38,050	10,850,719
Avalara, Inc.*	14,000	2,446,780
Bentley Systems, Inc., Class B	22,300	1,352,272
Bill.com Holdings, Inc.*	12,700	3,390,265
Black Knight, Inc.*	27,142	1,954,224
Blackbaud, Inc.(x)*	7,000	492,450
Blackline, Inc.*	9,100	1,074,346
Bottomline Technologies DE, Inc.*	2,800	109,984
Box, Inc., Class A*	24,000	568,080
C3.ai, Inc., Class A(x)*	9,400	435,596
Cadence Design Systems, Inc.*	47,530	7,197,943
CDK Global, Inc.	27,450	1,167,997
Cerence, Inc.*	6,400	615,104
Ceridian HCM Holding, Inc.*	20,100	2,263,662
Citrix Systems, Inc.	23,450	2,517,827
Cloudera, Inc.*	5,200	83,044
CommVault Systems, Inc.*	400	30,124
Coupa Software, Inc.*	12,100	2,652,078
Crowdstrike Holdings, Inc., Class A*	27,100	6,660,638
Datadog, Inc., Class A*	37,600	5,314,760
Datto Holding Corp.(x)*	5,912	141,297
Digital Turbine, Inc.*	14,600	1,003,750
DocuSign, Inc.*	32,100	8,263,503
Dolby Laboratories, Inc., Class A	12,700	1,117,600
Domo, Inc., Class B*	800	67,552
DoubleVerify Holdings, Inc.(x)*	4,300	146,888
Dropbox, Inc., Class A*	41,200	1,203,864
Duck Creek Technologies, Inc.*	300	13,272
Dynatrace, Inc.*	31,400	2,228,458
Elastic NV*	10,000	1,489,900
Envestnet, Inc.*	8,800	706,112
Everbridge, Inc.*	5,100	770,304
Fair Isaac Corp.*	4,600	1,830,478
FireEye, Inc.*	33,600	598,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Five9, Inc.*	11,500	$1,837,010
Fortinet, Inc.*	23,200	6,775,328
Guidewire Software, Inc.*	17,000	2,020,790
HubSpot, Inc.*	7,400	5,003,066
InterDigital, Inc.	1,800	122,076
Intuit, Inc.	42,350	22,848,248
j2 Global, Inc.*	9,200	1,256,904
Jamf Holding Corp.*	2,000	77,040
JFrog Ltd.(x)*	10,100	338,350
LivePerson, Inc.*	7,000	412,650
Manhattan Associates, Inc.*	12,400	1,897,572
McAfee Corp., Class A	17,858	394,840
Medallia, Inc.*	10,900	369,183
Microsoft Corp.	1,236,250	348,523,600
MicroStrategy, Inc., Class A(x)*	1,300	751,920
Mimecast Ltd.*	9,900	629,640
Momentive Global, Inc.*	2,900	56,840
N-Able, Inc.*	9,750	120,998
NCR Corp.*	22,700	879,852
New Relic, Inc.*	9,000	645,930
NortonLifeLock, Inc.	104,390	2,641,067
Nuance Communications, Inc.*	48,790	2,685,402
Nutanix, Inc., Class A*	28,000	1,055,600
Oracle Corp.	288,721	25,156,261
PagerDuty, Inc.*	12,100	501,182
Palantir Technologies, Inc., Class A*	269,200	6,471,568
Palo Alto Networks, Inc.*	16,200	7,759,800
Paycom Software, Inc.*	8,700	4,313,025
Paylocity Holding Corp.*	5,700	1,598,280
Pegasystems, Inc.	7,100	902,410
Ping Identity Holding Corp.*	4,000	98,280
PTC, Inc.*	20,250	2,425,747
Q2 Holdings, Inc.*	7,400	593,036
Qualys, Inc.*	3,100	344,999
Rapid7, Inc.*	7,100	802,442
RingCentral, Inc., Class A*	14,000	3,045,000
Sailpoint Technologies Holdings, Inc.*	15,900	681,792
salesforce.com, Inc.*	153,451	41,618,980
ServiceNow, Inc.*	32,700	20,348,229
Smartsheet, Inc., Class A*	16,600	1,142,412
Splunk, Inc.*	29,100	4,211,061
Sprout Social, Inc., Class A*	7,300	890,235
SPS Commerce, Inc.*	6,400	1,032,384
SS&C Technologies Holdings, Inc.	39,200	2,720,480
Synopsys, Inc.*	26,620	7,970,294
Tenable Holdings, Inc.*	9,500	438,330
Teradata Corp.*	18,660	1,070,151
Trade Desk, Inc. (The), Class A*	74,000	5,202,200
Tyler Technologies, Inc.*	7,300	3,348,145
Unity Software, Inc.*	24,396	3,079,995
Varonis Systems, Inc.*	16,200	985,770
Verint Systems, Inc.*	9,300	416,547
VMware, Inc., Class A(x)*	14,200	2,111,540
Vonage Holdings Corp.*	11,100	178,932
Workday, Inc., Class A*	31,100	7,771,579
Workiva, Inc.*	6,900	972,624
Yext, Inc.*	7,100	85,413
Zendesk, Inc.*	21,000	2,444,190
Zoom Video Communications, Inc., Class A*	35,400	9,257,100
Zscaler, Inc.*	12,100	3,172,862

		714,776,185

Technology Hardware, Storage & Peripherals (5.3%)
3D Systems Corp.*	20,800	573,456
Apple, Inc.	2,575,387	364,417,261
Corsair Gaming, Inc.(x)*	17,800	461,554
Dell Technologies, Inc., Class C*	44,879	4,669,211
Diebold Nixdorf, Inc.*	550	5,560
Hewlett Packard Enterprise Co.	221,332	3,153,981
HP, Inc.	206,732	5,656,188
NetApp, Inc.	37,750	3,388,440
Pure Storage, Inc., Class A*	33,900	852,924
Western Digital Corp.*	52,478	2,961,858
Xerox Holdings Corp.	25,357	511,451

		386,651,884

Total Information Technology		1,948,621,571

Materials (2.3%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	37,480	9,599,003
Albemarle Corp.	18,276	4,001,896
Amyris, Inc.*	31,900	437,987
Ashland Global Holdings, Inc.	10,264	914,728
Avient Corp.	16,100	746,235
Axalta Coating Systems Ltd.*	47,000	1,371,930
Balchem Corp.	5,700	826,899
Cabot Corp.	3,000	150,360
Celanese Corp.	21,400	3,223,696
CF Industries Holdings, Inc.	36,110	2,015,660
Chemours Co. (The)	31,328	910,392
Corteva, Inc.	133,877	5,633,544
Dow, Inc.	128,877	7,418,160
DuPont de Nemours, Inc.	94,032	6,393,236
Eastman Chemical Co.	23,228	2,339,989
Ecolab, Inc.	42,488	8,863,846
Element Solutions, Inc.	38,300	830,344
FMC Corp.	25,400	2,325,624
HB Fuller Co.	6,400	413,184
Huntsman Corp.	40,900	1,210,231
Ingevity Corp.*	4,800	342,576
International Flavors & Fragrances, Inc.	43,547	5,823,105
LyondellBasell Industries NV, Class A	45,000	4,223,250
Mosaic Co. (The)	70,630	2,522,903
NewMarket Corp.	1,200	406,524
Olin Corp.	25,200	1,215,900
PPG Industries, Inc.	41,900	5,992,119
Quaker Chemical Corp.	1,600	380,352
RPM International, Inc.	23,050	1,789,832
Scotts Miracle-Gro Co. (The)	7,700	1,126,972
Sensient Technologies Corp.	4,300	391,644
Sherwin-Williams Co. (The)	40,400	11,301,092
Valvoline, Inc.	47,788	1,490,030

		96,633,243

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	1,324,716
Martin Marietta Materials, Inc.	10,630	3,632,059
Summit Materials, Inc., Class A*	19,500	623,415
Vulcan Materials Co.	22,400	3,789,184

		9,369,374

Containers & Packaging (0.4%)
Amcor plc	292,400	3,388,916
AptarGroup, Inc.	14,600	1,742,510
Avery Dennison Corp.	14,050	2,911,300
Ball Corp.	54,400	4,894,368
Berry Global Group, Inc.*	28,100	1,710,728
Crown Holdings, Inc.	23,050	2,322,979
Graphic Packaging Holding Co.	56,100	1,068,144
International Paper Co.	66,950	3,743,844
Packaging Corp. of America	16,700	2,295,248
Sealed Air Corp.	25,160	1,378,516
Silgan Holdings, Inc.	9,500	364,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sonoco Products Co.	23,760	$1,415,621
Westrock Co.	44,132	2,199,098

		29,435,692

Metals & Mining (0.5%)
Alcoa Corp.*	32,900	1,610,126
Arconic Corp.*	16,800	529,872
Carpenter Technology Corp.	6,200	202,988
Cleveland-Cliffs, Inc.(x)*	72,400	1,434,244
Commercial Metals Co.	21,300	648,798
Freeport-McMoRan, Inc.	242,594	7,891,583
Newmont Corp.	136,111	7,390,827
Novagold Resources, Inc.*	43,000	295,840
Nucor Corp.	52,920	5,212,091
Reliance Steel & Aluminum Co.	12,300	1,751,766
Royal Gold, Inc.	12,900	1,231,821
Southern Copper Corp.	19,344	1,085,972
Steel Dynamics, Inc.	40,200	2,350,896
United States Steel Corp.	38,200	839,254

		32,476,078

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	24,100	1,479,017

Total Materials		169,393,404

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Acadia Realty Trust (REIT)	9,000	183,690
Agree Realty Corp. (REIT)	9,600	635,808
Alexander’s, Inc. (REIT)	100	26,062
Alexandria Real Estate Equities, Inc. (REIT)	22,680	4,333,468
American Assets Trust, Inc. (REIT)	3,300	123,486
American Campus Communities, Inc. (REIT)	28,300	1,371,135
American Homes 4 Rent (REIT), Class A	47,500	1,810,700
American Tower Corp. (REIT)	75,300	19,985,373
Americold Realty Trust (REIT)	37,100	1,077,755
Apartment Income REIT Corp. (REIT)	31,828	1,553,525
Apple Hospitality REIT, Inc. (REIT)	26,500	416,845
AvalonBay Communities, Inc. (REIT)	23,149	5,130,744
Boston Properties, Inc. (REIT)	28,870	3,128,064
Brandywine Realty Trust (REIT)	31,400	421,388
Brixmor Property Group, Inc. (REIT)	67,400	1,490,214
Broadstone Net Lease, Inc. (REIT)(x)	24,100	597,921
Camden Property Trust (REIT)	15,680	2,312,330
CareTrust REIT, Inc. (REIT)	12,100	245,872
CoreSite Realty Corp. (REIT)	7,800	1,080,612
Corporate Office Properties Trust (REIT)	14,809	399,547
Cousins Properties, Inc. (REIT)	28,351	1,057,209
Crown Castle International Corp. (REIT)	70,850	12,279,722
CubeSmart (REIT)	39,700	1,923,465
CyrusOne, Inc. (REIT)	20,200	1,563,682
DiamondRock Hospitality Co. (REIT)*	8,600	81,270
Digital Realty Trust, Inc. (REIT)	48,772	7,045,115
DigitalBridge Group, Inc. (REIT)*	78,700	474,561
Diversified Healthcare Trust (REIT)	43,390	147,092
Douglas Emmett, Inc. (REIT)	37,000	1,169,570
Duke Realty Corp. (REIT)	70,000	3,350,900
Easterly Government Properties, Inc. (REIT)	6,200	128,092
EastGroup Properties, Inc. (REIT)	6,800	1,133,084
Empire State Realty Trust, Inc. (REIT), Class A	700	7,021
EPR Properties (REIT)	12,700	627,126
Equinix, Inc. (REIT)	15,038	11,881,975
Equity Commonwealth (REIT)	22,500	584,550
Equity LifeStyle Properties, Inc. (REIT)	34,200	2,671,020
Equity Residential (REIT)	64,887	5,250,656
Essential Properties Realty Trust, Inc. (REIT)	12,300	343,416
Essex Property Trust, Inc. (REIT)	10,777	3,445,838
Extra Space Storage, Inc. (REIT)	23,900	4,014,961
Federal Realty Investment Trust (REIT)	17,380	2,050,666
First Industrial Realty Trust, Inc. (REIT)	29,500	1,536,360
Four Corners Property Trust, Inc. (REIT)	1,600	42,976
Gaming and Leisure Properties, Inc. (REIT)	44,766	2,073,561
Healthcare Realty Trust, Inc. (REIT)	23,600	702,808
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,287,244
Healthpeak Properties, Inc. (REIT)	96,297	3,224,024
Highwoods Properties, Inc. (REIT)	19,530	856,586
Host Hotels & Resorts, Inc. (REIT)*	115,813	1,891,226
Hudson Pacific Properties, Inc. (REIT)	34,500	906,315
Innovative Industrial Properties, Inc. (REIT)	3,700	855,329
Invitation Homes, Inc. (REIT)	101,516	3,891,108
Iron Mountain, Inc. (REIT)	56,801	2,468,003
JBG SMITH Properties (REIT)	20,173	597,323
Kilroy Realty Corp. (REIT)	21,800	1,443,378
Kimco Realty Corp. (REIT)	99,485	2,064,314
Lamar Advertising Co. (REIT), Class A	16,000	1,815,200
Lexington Realty Trust (REIT)(x)	34,200	436,050
Life Storage, Inc. (REIT)	13,950	1,600,623
Macerich Co. (The) (REIT)	35,422	591,902
Medical Properties Trust, Inc. (REIT)	96,900	1,944,783
Mid-America Apartment Communities, Inc. (REIT)	18,738	3,499,321
National Health Investors, Inc. (REIT)	1,300	69,550
National Retail Properties, Inc. (REIT)	38,290	1,653,745
National Storage Affiliates Trust (REIT)	11,600	612,364
Omega Healthcare Investors, Inc. (REIT)	44,440	1,331,422
Outfront Media, Inc. (REIT)	24,670	621,684
Paramount Group, Inc. (REIT)	22,800	204,972
Park Hotels & Resorts, Inc. (REIT)*	41,635	796,894
Physicians Realty Trust (REIT)	38,100	671,322
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	437,493
PotlatchDeltic Corp. (REIT)	10,151	523,589
Prologis, Inc. (REIT)	124,848	15,659,685
PS Business Parks, Inc. (REIT)	3,300	517,242
Public Storage (REIT)	25,502	7,576,644
Rayonier, Inc. (REIT)	27,025	964,252
Realty Income Corp. (REIT)	60,028	3,893,416
Regency Centers Corp. (REIT)	33,306	2,242,493
Retail Opportunity Investments Corp. (REIT)	6,800	118,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Retail Properties of America, Inc. (REIT), Class A	32,100	$413,448
Retail Value, Inc. (REIT)	2,956	77,831
Rexford Industrial Realty, Inc. (REIT)	18,400	1,044,200
RLJ Lodging Trust (REIT)	10,700	159,002
Ryman Hospitality Properties, Inc. (REIT)*	10,751	899,859
Sabra Health Care REIT, Inc. (REIT)	34,657	510,151
Safehold, Inc. (REIT)	2,700	194,103
SBA Communications Corp. (REIT)	19,300	6,380,001
Service Properties Trust (REIT)	25,000	280,250
Simon Property Group, Inc. (REIT)	54,059	7,026,048
SL Green Realty Corp. (REIT)	11,576	820,044
Spirit Realty Capital, Inc. (REIT)	20,933	963,755
STAG Industrial, Inc. (REIT)	27,800	1,091,150
STORE Capital Corp. (REIT)	35,400	1,133,862
Sun Communities, Inc. (REIT)	17,100	3,165,210
Sunstone Hotel Investors, Inc. (REIT)*	2,058	24,573
Terreno Realty Corp. (REIT)	11,600	733,468
UDR, Inc. (REIT)	52,936	2,804,549
Urban Edge Properties (REIT)	20,723	379,438
Ventas, Inc. (REIT)	71,279	3,935,314
VEREIT, Inc. (REIT)	37,820	1,710,599
VICI Properties, Inc. (REIT)(x)	86,700	2,463,147
Vornado Realty Trust (REIT)	33,847	1,421,912
Washington REIT (REIT)	7,570	187,357
Welltower, Inc. (REIT)	71,217	5,868,281
Weyerhaeuser Co. (REIT)	128,135	4,557,762
WP Carey, Inc. (REIT)	31,800	2,322,672
Xenia Hotels & Resorts, Inc. (REIT)*	4,800	85,152

		229,832,325

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	57,250	5,573,860
Cushman & Wakefield plc(x)*	200	3,722
eXp World Holdings, Inc.(x)	8,000	318,160
Howard Hughes Corp. (The)*	4,700	412,707
Jones Lang LaSalle, Inc.*	9,500	2,356,855
Kennedy-Wilson Holdings, Inc.	25,100	525,092
Newmark Group, Inc., Class A	13,719	196,319
Opendoor Technologies, Inc.(x)*	57,400	1,178,422
Redfin Corp.(x)*	16,700	836,670
RMR Group, Inc. (The), Class A	1,771	59,240

		11,461,047

Total Real Estate		241,293,372

Utilities (2.4%)
Electric Utilities (1.4%)
ALLETE, Inc.	8,700	517,824
Alliant Energy Corp.	43,900	2,457,522
American Electric Power Co., Inc.	84,570	6,865,393
Duke Energy Corp.	127,585	12,451,020
Edison International	67,160	3,725,365
Entergy Corp.	33,200	3,297,092
Evergy, Inc.	40,177	2,499,009
Eversource Energy	60,709	4,963,568
Exelon Corp.	160,056	7,737,107
FirstEnergy Corp.	99,804	3,555,019
Hawaiian Electric Industries, Inc.	20,500	837,015
IDACORP, Inc.	11,450	1,183,701
NextEra Energy, Inc.	325,300	25,542,556
NRG Energy, Inc.	40,921	1,670,804
OGE Energy Corp.	36,900	1,216,224
Pinnacle West Capital Corp.	21,300	1,541,268
PNM Resources, Inc.	15,200	752,096
Portland General Electric Co.	21,000	986,790
PPL Corp.	144,950	4,041,206
Southern Co. (The)	178,850	11,083,335
Xcel Energy, Inc.	94,680	5,917,500

		102,841,414

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	1,861,020
National Fuel Gas Co.	21,100	1,108,172
New Jersey Resources Corp.	15,300	532,593
ONE Gas, Inc.	9,125	578,251
Southwest Gas Holdings, Inc.	9,900	662,112
Spire, Inc.	5,500	336,490
UGI Corp.	39,575	1,686,687

		6,765,325

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	126,595	2,890,164
Brookfield Renewable Corp.	18,450	716,044
Vistra Corp.	84,500	1,444,950

		5,051,158

Multi-Utilities (0.7%)
Ameren Corp.	47,700	3,863,700
Black Hills Corp.	15,600	979,056
CenterPoint Energy, Inc.	99,950	2,458,770
CMS Energy Corp.	54,000	3,225,420
Consolidated Edison, Inc.	61,700	4,478,803
Dominion Energy, Inc.	132,954	9,708,301
DTE Energy Co.	34,400	3,842,824
MDU Resources Group, Inc.	48,250	1,431,577
NiSource, Inc.	79,300	1,921,439
NorthWestern Corp.	2,500	143,250
Public Service Enterprise Group, Inc.	83,600	5,091,240
Sempra Energy	52,290	6,614,685
WEC Energy Group, Inc.	51,998	4,586,224

		48,345,289

Water Utilities (0.1%)
American Water Works Co., Inc.	31,300	5,290,952
Essential Utilities, Inc.	42,062	1,938,217

		7,229,169

Total Utilities		170,232,355

Total Common Stocks (99.3%) (Cost $2,101,036,094)		7,205,824,886

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc.(x) (Cost $1,437,992)	31,100	1,915,449

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
4.000%, 6/15/23(e)	$12,000	11,941

Total Financials		11,941

Total Long-Term Debt Securities (0.0%) (Cost $12,497)		11,941

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	25,400	$—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	23,600	8,142
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	16,600	10,956

Total Health Care		19,098

Total Rights (0.0%) (Cost $14,048)		19,098

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $14,086,105, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $14,367,812.(xx)	$14,086,090	14,086,090
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $2,800,012, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $2,856,000.(xx)	2,800,000	2,800,000
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $3,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $3,061,250.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $4,000,210, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $4,442,473.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $600,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $612,031.(xx)	600,000	600,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $1,100,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $1,122,033.(xx)	1,100,000	1,100,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $1,074,386, collateralized by various Common Stocks; total market value $1,193,795.(xx)	1,074,380	1,074,380

Total Repurchase Agreements		26,660,470

Total Short-Term Investments (0.4%) (Cost $28,660,470)		28,660,470

Total Investments in Securities (99.7%) (Cost $2,131,161,101)		7,236,431,844
Other Assets Less Liabilities (0.3%)		22,657,542

Net Assets (100%)		$7,259,089,386

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,998,920.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $604,395 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $41,969,196. This was collateralized by $14,880,991 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 10/5/21 - 2/15/51 and by cash of $28,660,470 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	49	12/2021	USD	5,391,960	(139,380)
S&P 500 E-Mini Index	176	12/2021	USD	37,820,200	(1,859,667)

					(1,999,047)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$730,711,428	$—	$—		$730,711,428
Consumer Discretionary	878,458,602	—	—		878,458,602
Consumer Staples	380,157,546	—	—		380,157,546
Energy	198,375,706	—	—		198,375,706
Financials	857,670,238	—	—		857,670,238
Health Care	979,831,367	—	79,327		979,910,694
Industrials	650,999,970	—	—		650,999,970
Information Technology	1,948,621,571	—	—		1,948,621,571
Materials	169,393,404	—	—		169,393,404
Real Estate	241,293,372	—	—		241,293,372
Utilities	170,232,355	—	—		170,232,355
Corporate Bond
Financials	—	11,941	—		11,941
Master Limited Partnership
Financials	1,915,449	—	—		1,915,449
Rights
Communication Services	—	—	—	(a)	— (a)
Health Care	—	—	19,098		19,098
Short-Term Investments
Investment Company	2,000,000	—	—		2,000,000
Repurchase Agreements	—	26,660,470	—		26,660,470

Total Assets	$7,209,661,008	$26,672,411	$98,425		$7,236,431,844

Liabilities:
Futures	$(1,999,047)	$—	$—		$(1,999,047)

Total Liabilities	$(1,999,047)	$—	$—		$(1,999,047)

Total	$7,207,661,961	$26,672,411	$98,425		$7,234,432,797

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,321,173,270
Aggregate gross unrealized depreciation	(241,763,879)

Net unrealized appreciation	$5,079,409,391

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,155,023,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA
3.350%, 10/15/29	$293,172	$297,755
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA
3.204%, 4/25/24	150,000	157,312
Series 2020-1 AA
2.000%, 6/10/28	470,103	468,928
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	4,447,243	4,952,172
Series 2020-1 B
4.875%, 1/15/26	112,110	118,303

Total Asset-Backed Securities		5,994,470

Corporate Bonds (32.7%)
Communication Services (2.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
4.050%, 12/15/23(e)	1,250,000	1,344,603
0.900%, 3/25/24	1,000,000	1,001,520
4.450%, 4/1/24	1,500,000	1,623,975
3.400%, 5/15/25	4,000,000	4,328,337
4.125%, 2/17/26	2,750,000	3,070,528
1.700%, 3/25/26	1,000,000	1,013,183
3.800%, 2/15/27	1,000,000	1,109,721
4.250%, 3/1/27	2,500,000	2,833,528
2.300%, 6/1/27	500,000	516,326
1.650%, 2/1/28	185,000	183,209
4.100%, 2/15/28	453,000	510,198
4.350%, 3/1/29	1,665,000	1,909,135
4.300%, 2/15/30	8,159,000	9,342,510
Bell Canada (The)
Series US-3
0.750%, 3/17/24(x)	750,000	750,309
British Telecommunications plc
4.500%, 12/4/23	500,000	540,549
5.125%, 12/4/28	500,000	585,000
9.625%, 12/15/30(e)	2,000,000	3,058,194
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	3,705,425
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	494,629
TELUS Corp.
2.800%, 2/16/27	400,000	423,695
Verizon Communications, Inc.
0.750%, 3/22/24	490,000	491,580
3.376%, 2/15/25	1,000,000	1,081,447
0.850%, 11/20/25	1,300,000	1,283,842
1.450%, 3/20/26	790,000	796,276
2.625%, 8/15/26	2,265,000	2,391,183
4.125%, 3/16/27	2,250,000	2,546,737
3.000%, 3/22/27	375,000	401,579
2.100%, 3/22/28	750,000	760,850
4.329%, 9/21/28	9,238,000	10,593,167
3.875%, 2/8/29	140,000	156,818
4.016%, 12/3/29	1,500,000	1,697,839
3.150%, 3/22/30	375,000	401,189
1.500%, 9/18/30	600,000	566,460
1.680%, 10/30/30	1,957,000	1,849,510
2.550%, 3/21/31	2,220,000	2,246,582

		65,609,633

Entertainment (0.2%)
Activision Blizzard, Inc.
3.400%, 9/15/26	600,000	651,086
3.400%, 6/15/27	310,000	338,828
1.350%, 9/15/30	180,000	166,838
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	686,230
1.850%, 2/15/31	295,000	285,154
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	195,780
2.000%, 9/3/30	215,000	202,078
TWDC Enterprises 18 Corp.
2.350%, 12/1/22	650,000	665,456
3.150%, 9/17/25	500,000	539,147
1.850%, 7/30/26	465,000	475,791
2.950%, 6/15/27(x)	1,000,000	1,086,254
Walt Disney Co. (The)
1.750%, 8/30/24	750,000	773,250
3.700%, 10/15/25	1,040,000	1,138,656
1.750%, 1/13/26	1,070,000	1,094,180
3.375%, 11/15/26	300,000	329,735
2.200%, 1/13/28	700,000	721,285
2.000%, 9/1/29	500,000	503,460
2.650%, 1/13/31	2,500,000	2,610,181

		12,463,389

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.375%, 2/25/24	500,000	533,723
0.450%, 8/15/25	435,000	427,538
1.998%, 8/15/26	2,000,000	2,084,430
0.800%, 8/15/27	1,000,000	969,786
1.100%, 8/15/30	650,000	612,704
Baidu, Inc.
3.500%, 11/28/22	500,000	515,290
3.875%, 9/29/23	1,250,000	1,319,375
4.375%, 5/14/24	1,250,000	1,351,813
4.125%, 6/30/25	695,000	756,594
1.720%, 4/9/26	200,000	199,804
1.625%, 2/23/27	290,000	286,044
4.375%, 3/29/28	290,000	323,586
4.875%, 11/14/28	315,000	364,172
2.375%, 10/9/30	200,000	195,988
2.375%, 8/23/31(x)	500,000	483,250
Weibo Corp.
3.375%, 7/8/30	500,000	497,125

		10,921,222

Media (0.6%)
Charter Communications Operating LLC
4.908%, 7/23/25	4,850,000	5,452,952
2.250%, 1/15/29	585,000	584,269
Series USD
4.500%, 2/1/24	1,000,000	1,077,920
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	68,288
Comcast Corp.
3.600%, 3/1/24	2,000,000	2,141,404
3.700%, 4/15/24	1,110,000	1,192,652
3.950%, 10/15/25	1,750,000	1,939,173
3.150%, 3/1/26	2,000,000	2,160,222

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.150%, 10/15/28	$5,025,000	$5,788,027
3.400%, 4/1/30	7,500,000	8,222,287
Discovery Communications LLC
2.950%, 3/20/23	460,000	475,531
3.900%, 11/15/24	800,000	866,243
3.950%, 6/15/25	500,000	546,366
4.900%, 3/11/26	500,000	566,446
4.125%, 5/15/29	455,000	507,723
3.625%, 5/15/30(x)	1,310,000	1,417,824
Fox Corp.
4.030%, 1/25/24	575,000	616,823
4.709%, 1/25/29	730,000	851,582
3.500%, 4/8/30(x)	2,000,000	2,180,126
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	290,800
2.400%, 3/1/31	1,750,000	1,754,676
Omnicom Group, Inc.
3.650%, 11/1/24	750,000	808,800
ViacomCBS, Inc.
4.750%, 5/15/25	5,000,000	5,609,929
3.375%, 2/15/28	570,000	620,122
WPP Finance 2010
3.750%, 9/19/24	1,000,000	1,082,894

		46,823,079

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	541,590
2.875%, 5/7/30	1,450,000	1,507,420
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	771,634
3.625%, 12/15/25	500,000	545,497
2.900%, 11/15/26	500,000	530,732
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,684,275
1.500%, 2/15/26	1,000,000	999,230
3.750%, 4/15/27	2,500,000	2,750,025
2.050%, 2/15/28	700,000	703,500
3.875%, 4/15/30	5,000,000	5,525,250
Vodafone Group plc
4.125%, 5/30/25(x)	500,000	552,347
4.375%, 5/30/28	4,375,000	5,013,312

		22,124,812

Total Communication Services		157,942,135

Consumer Discretionary (1.5%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24	865,000	928,617
Aptiv plc
4.350%, 3/15/29	105,000	119,749
BorgWarner, Inc.
3.375%, 3/15/25(x)	800,000	857,029
2.650%, 7/1/27(x)	300,000	315,997
Lear Corp.
4.250%, 5/15/29	125,000	139,300
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,287,659
4.150%, 10/1/25	250,000	276,812
2.450%, 6/15/30	300,000	303,965

		4,229,128

Automobiles (0.1%)
General Motors Co.
5.400%, 10/2/23	135,000	147,099
6.125%, 10/1/25	750,000	877,781
6.800%, 10/1/27	405,000	505,731
5.000%, 10/1/28	750,000	867,344
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	426,677
Toyota Motor Corp.
0.681%, 3/25/24	600,000	600,756
2.358%, 7/2/24	250,000	260,991
1.339%, 3/25/26	600,000	603,750
3.669%, 7/20/28	355,000	397,653
2.760%, 7/2/29	250,000	266,208
2.362%, 3/25/31	600,000	616,835

		5,570,825

Distributors (0.0%)
Genuine Parts Co.
1.875%, 11/1/30	285,000	272,026

Diversified Consumer Services (0.0%)
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	35,091
Yale University
Series 2020
0.873%, 4/15/25	500,000	501,593
1.482%, 4/15/30	500,000	490,317

		1,027,001

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	670,862
3.650%, 3/15/25	600,000	649,854
3.600%, 6/1/26	500,000	549,792
4.625%, 4/13/30	1,500,000	1,779,203
Expedia Group, Inc.
3.600%, 12/15/23	685,000	724,381
4.625%, 8/1/27	840,000	950,489
3.250%, 2/15/30	1,500,000	1,547,593
2.950%, 3/15/31	185,000	186,766
Hyatt Hotels Corp.
1.300%, 10/1/23	165,000	165,206
1.800%, 10/1/24	235,000	235,489
4.850%, 3/15/26	250,000	276,745
4.375%, 9/15/28	950,000	1,037,955
Las Vegas Sands Corp.
3.200%, 8/8/24	435,000	446,096
2.900%, 6/25/25	935,000	936,916
3.500%, 8/18/26	415,000	425,144
3.900%, 8/8/29	415,000	421,684
Marriott International, Inc.
3.600%, 4/15/24	350,000	371,920
Series AA
4.650%, 12/1/28	500,000	566,898
Series FF
4.625%, 6/15/30	2,225,000	2,536,272
Series R
3.125%, 6/15/26	500,000	533,493
Series X
4.000%, 4/15/28	500,000	548,316
Series Z
4.150%, 12/1/23	500,000	532,480
McDonald’s Corp.
3.350%, 4/1/23	735,000	765,214
3.250%, 6/10/24(x)	1,000,000	1,066,763
3.375%, 5/26/25	750,000	807,218
1.450%, 9/1/25	200,000	203,067
3.700%, 1/30/26	1,500,000	1,652,415
3.500%, 3/1/27	775,000	854,360
3.800%, 4/1/28	1,100,000	1,224,741
2.625%, 9/1/29	290,000	302,356
2.125%, 3/1/30	220,000	220,623
Sands China Ltd.
5.125%, 8/8/25	500,000	538,765
3.800%, 1/8/26	475,000	489,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.300%, 3/8/27§	$315,000	$303,827
5.400%, 8/8/28	620,000	684,703
2.850%, 3/8/29§	430,000	413,823
4.375%, 6/18/30	585,000	612,320
3.250%, 8/8/31(x)§	345,000	331,229
Starbucks Corp.
3.100%, 3/1/23	750,000	776,883
3.850%, 10/1/23	850,000	900,570
3.800%, 8/15/25	700,000	770,503
2.450%, 6/15/26	500,000	524,194
2.000%, 3/12/27	350,000	358,841
3.500%, 3/1/28	750,000	823,228
4.000%, 11/15/28	800,000	907,245
2.250%, 3/12/30	350,000	351,656

		31,977,125

Household Durables (0.2%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,305,326
2.600%, 10/15/25	350,000	367,035
1.300%, 10/15/26	275,000	271,022
1.400%, 10/15/27	750,000	734,192
Leggett & Platt, Inc.
3.800%, 11/15/24	300,000	320,642
3.500%, 11/15/27	500,000	541,883
4.400%, 3/15/29	350,000	398,077
Lennar Corp.
4.750%, 11/29/27	3,000,000	3,475,820
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,244,257
3.625%, 5/15/30	350,000	380,184
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,375,371
PulteGroup, Inc.
5.000%, 1/15/27(x)	1,000,000	1,159,892
Whirlpool Corp.
3.700%, 5/1/25	500,000	542,147
4.750%, 2/26/29	150,000	174,977

		12,290,825

Internet & Direct Marketing Retail (0.3%)
Alibaba Group Holding Ltd.
2.800%, 6/6/23	535,000	552,414
3.600%, 11/28/24	2,500,000	2,676,550
3.400%, 12/6/27	1,780,000	1,902,411
2.125%, 2/9/31	490,000	470,106
Amazon.com, Inc.
2.500%, 11/29/22	1,200,000	1,224,526
2.400%, 2/22/23	680,000	698,510
0.250%, 5/12/23(x)	450,000	449,225
0.400%, 6/3/23	400,000	400,608
0.450%, 5/12/24	580,000	578,615
2.800%, 8/22/24	375,000	397,064
3.800%, 12/5/24	1,000,000	1,095,838
0.800%, 6/3/25	500,000	499,099
5.200%, 12/3/25(x)	500,000	584,571
1.000%, 5/12/26	1,300,000	1,297,997
1.200%, 6/3/27	340,000	337,523
3.150%, 8/22/27	4,000,000	4,384,700
1.650%, 5/12/28	1,200,000	1,207,550
1.500%, 6/3/30	625,000	608,192
2.100%, 5/12/31	1,400,000	1,416,526
eBay, Inc.
2.750%, 1/30/23	500,000	514,435
1.900%, 3/11/25	525,000	540,594
1.400%, 5/10/26	1,000,000	1,002,712
3.600%, 6/5/27(x)	750,000	831,239
2.700%, 3/11/30	700,000	726,114
2.600%, 5/10/31	1,000,000	1,018,698
JD.com, Inc.
3.875%, 4/29/26	500,000	541,500
3.375%, 1/14/30	320,000	335,357

		26,292,674

Leisure Products (0.0%)
Hasbro, Inc.
3.000%, 11/19/24	350,000	370,640
3.550%, 11/19/26	250,000	271,966
3.500%, 9/15/27	290,000	315,273
3.900%, 11/19/29	500,000	552,264

		1,510,143

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,191,700
4.150%, 11/1/25	125,000	138,450
3.875%, 4/15/27	500,000	556,581
Dollar Tree, Inc.
3.700%, 5/15/23	875,000	917,167
4.000%, 5/15/25	2,000,000	2,184,301
Target Corp.
2.500%, 4/15/26(x)	2,000,000	2,135,172
3.375%, 4/15/29	750,000	829,516

		7,952,887

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
1.750%, 10/1/27	75,000	74,309
AutoNation, Inc.
3.500%, 11/15/24	400,000	427,488
4.500%, 10/1/25	215,000	237,751
3.800%, 11/15/27	500,000	546,745
1.950%, 8/1/28	225,000	221,099
2.400%, 8/1/31	150,000	145,667
AutoZone, Inc.
3.125%, 4/18/24	500,000	529,192
3.250%, 4/15/25	333,000	356,897
3.125%, 4/21/26	125,000	134,603
3.750%, 4/18/29	500,000	554,885
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,149,940
1.950%, 10/1/30	375,000	363,884
Home Depot, Inc. (The)
2.700%, 4/1/23	800,000	823,685
3.750%, 2/15/24	1,000,000	1,068,293
3.350%, 9/15/25	490,000	531,697
3.000%, 4/1/26	750,000	809,147
2.125%, 9/15/26	625,000	653,666
2.800%, 9/14/27	750,000	806,430
0.900%, 3/15/28(x)	700,000	670,722
3.900%, 12/6/28	290,000	331,354
2.950%, 6/15/29	455,000	489,437
Lowe’s Cos., Inc.
3.875%, 9/15/23	1,000,000	1,058,578
3.125%, 9/15/24	500,000	531,026
3.375%, 9/15/25	510,000	552,313
2.500%, 4/15/26	750,000	790,061
3.100%, 5/3/27	750,000	809,661
1.300%, 4/15/28	655,000	635,811
1.700%, 9/15/28	250,000	247,673
3.650%, 4/5/29	680,000	749,755
1.700%, 10/15/30	655,000	624,819
2.625%, 4/1/31	1,750,000	1,789,677
O’Reilly Automotive, Inc.
3.850%, 6/15/23	250,000	261,808
3.550%, 3/15/26	500,000	546,242
4.350%, 6/1/28	800,000	919,967
Ross Stores, Inc.
0.875%, 4/15/26	1,400,000	1,372,198
TJX Cos., Inc. (The)
2.500%, 5/15/23	450,000	463,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 9/15/26	$500,000	$524,238
1.150%, 5/15/28	300,000	292,205
Tractor Supply Co.
1.750%, 11/1/30	280,000	267,737

		23,363,821

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.250%, 5/1/23	450,000	461,727
2.375%, 11/1/26	1,000,000	1,055,593
2.850%, 3/27/30	1,000,000	1,071,769
PVH Corp.
4.625%, 7/10/25	145,000	159,440
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	382,351
2.950%, 6/15/30	130,000	136,687
Tapestry, Inc.
4.250%, 4/1/25	500,000	539,136
VF Corp.
2.400%, 4/23/25	1,000,000	1,038,582
2.950%, 4/23/30	2,000,000	2,099,760

		6,945,045

Total Consumer Discretionary		121,431,500

Consumer Staples (1.8%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,516,696
4.750%, 1/23/29	3,470,000	4,076,133
Brown-Forman Corp.
3.500%, 4/15/25(x)	210,000	227,253
Coca-Cola Co. (The)
1.750%, 9/6/24	750,000	776,430
2.900%, 5/25/27	500,000	542,274
1.450%, 6/1/27	300,000	301,791
1.500%, 3/5/28	730,000	726,224
1.000%, 3/15/28	440,000	425,074
2.125%, 9/6/29	750,000	768,079
1.650%, 6/1/30	2,010,000	1,961,039
2.000%, 3/5/31	835,000	835,201
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	273,544
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,331,665
Constellation Brands, Inc.
3.200%, 2/15/23	1,000,000	1,034,883
4.250%, 5/1/23	1,470,000	1,552,347
4.400%, 11/15/25	335,000	374,422
3.700%, 12/6/26	750,000	827,634
3.500%, 5/9/27	300,000	328,457
3.600%, 2/15/28	1,000,000	1,097,261
4.650%, 11/15/28	310,000	360,134
3.150%, 8/1/29	750,000	800,686
2.250%, 8/1/31	475,000	466,859
Diageo Capital plc
2.625%, 4/29/23	1,500,000	1,545,724
3.500%, 9/18/23	465,000	492,078
2.125%, 10/24/24	500,000	520,426
1.375%, 9/29/25	245,000	247,271
3.875%, 5/18/28	400,000	452,665
2.375%, 10/24/29	410,000	421,449
2.000%, 4/29/30	245,000	243,631
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	154,294
Keurig Dr Pepper, Inc.
4.057%, 5/25/23	378,000	399,341
3.130%, 12/15/23	500,000	528,499
0.750%, 3/15/24	250,000	250,080
4.417%, 5/25/25	1,100,000	1,222,076
3.400%, 11/15/25	1,250,000	1,356,544
2.550%, 9/15/26	200,000	210,851
4.597%, 5/25/28	1,000,000	1,158,535
2.250%, 3/15/31(x)	210,000	209,695
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	726,325
PepsiCo, Inc.
2.750%, 3/1/23	1,000,000	1,035,291
0.750%, 5/1/23	285,000	287,021
0.400%, 10/7/23	265,000	265,327
3.600%, 3/1/24	1,000,000	1,066,401
2.250%, 3/19/25	350,000	365,088
3.500%, 7/17/25	750,000	816,623
2.850%, 2/24/26	300,000	321,060
2.375%, 10/6/26	670,000	709,479
2.625%, 3/19/27	350,000	373,088
3.000%, 10/15/27(x)	750,000	821,663
2.625%, 7/29/29	375,000	396,629
2.750%, 3/19/30	350,000	372,595
1.625%, 5/1/30	190,000	185,925

		37,759,760

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,730,724
Kroger Co. (The)
3.850%, 8/1/23	1,250,000	1,316,864
4.000%, 2/1/24	190,000	203,023
2.650%, 10/15/26	600,000	635,426
4.500%, 1/15/29	350,000	409,445
1.700%, 1/15/31	625,000	595,553
Sysco Corp.
3.550%, 3/15/25	500,000	540,040
3.300%, 7/15/26	1,000,000	1,078,555
3.250%, 7/15/27	1,150,000	1,243,709
2.400%, 2/15/30	115,000	116,983
5.950%, 4/1/30	2,000,000	2,545,781
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	2,000,000	2,173,915
3.450%, 6/1/26	1,500,000	1,628,081
Walmart, Inc.
2.350%, 12/15/22	1,000,000	1,023,049
2.550%, 4/11/23	1,650,000	1,698,249
3.400%, 6/26/23	1,750,000	1,838,379
3.300%, 4/22/24	2,000,000	2,130,142
2.850%, 7/8/24	585,000	618,782
2.650%, 12/15/24	975,000	1,034,301
3.550%, 6/26/25	1,200,000	1,309,434
3.050%, 7/8/26	415,000	451,702
1.050%, 9/17/26(x)	500,000	499,121
1.500%, 9/22/28	475,000	472,473
2.375%, 9/24/29	19,000	19,892
1.800%, 9/22/31	210,000	207,681

		26,521,304

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	532,030
Bunge Ltd. Finance Corp.
4.350%, 3/15/24	750,000	810,516
1.630%, 8/17/25	500,000	504,777
3.250%, 8/15/26	215,000	231,155
3.750%, 9/25/27	225,000	247,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 5/14/31	$750,000	$756,985
Campbell Soup Co.
3.650%, 3/15/23	286,000	298,533
3.950%, 3/15/25	750,000	817,170
3.300%, 3/19/25	450,000	480,789
4.150%, 3/15/28	1,000,000	1,124,922
Conagra Brands, Inc.
3.200%, 1/25/23	941,000	967,904
0.500%, 8/11/23	300,000	299,994
4.300%, 5/1/24	300,000	325,363
4.600%, 11/1/25	535,000	600,547
4.850%, 11/1/28	885,000	1,039,801
Flowers Foods, Inc.
3.500%, 10/1/26(x)	535,000	580,226
2.400%, 3/15/31	160,000	159,233
General Mills, Inc.
2.600%, 10/12/22	500,000	510,374
3.700%, 10/17/23	480,000	509,539
4.000%, 4/17/25	500,000	548,011
4.200%, 4/17/28	375,000	426,191
Hershey Co. (The)
3.375%, 5/15/23	475,000	497,383
2.050%, 11/15/24(x)	200,000	208,217
0.900%, 6/1/25	215,000	214,541
3.200%, 8/21/25	300,000	324,452
2.300%, 8/15/26	500,000	524,890
2.450%, 11/15/29	200,000	208,676
1.700%, 6/1/30	390,000	383,566
Hormel Foods Corp.
0.650%, 6/3/24	260,000	260,244
1.700%, 6/3/28(x)	535,000	537,105
1.800%, 6/11/30	415,000	407,850
Ingredion, Inc.
3.200%, 10/1/26	200,000	215,318
J M Smucker Co. (The)
3.500%, 3/15/25	720,000	777,022
3.375%, 12/15/27	850,000	927,693
2.375%, 3/15/30	185,000	187,597
Kellogg Co.
2.650%, 12/1/23	917,000	958,898
3.400%, 11/15/27	650,000	709,147
4.300%, 5/15/28	500,000	570,419
McCormick & Co., Inc.
3.150%, 8/15/24	500,000	530,789
0.900%, 2/15/26	235,000	230,957
3.400%, 8/15/27	750,000	821,786
1.850%, 2/15/31(x)	165,000	158,984
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	678,640
Mondelez International, Inc.
1.500%, 5/4/25	290,000	293,543
2.750%, 4/13/30	2,835,000	2,962,619
Tyson Foods, Inc.
3.900%, 9/28/23	280,000	298,034
4.000%, 3/1/26	250,000	277,980
3.550%, 6/2/27	975,000	1,075,306
4.350%, 3/1/29	325,000	376,050
Unilever Capital Corp.
3.125%, 3/22/23	750,000	779,462
0.375%, 9/14/23	115,000	114,948
3.250%, 3/7/24	585,000	622,241
2.600%, 5/5/24	930,000	976,452
0.626%, 8/12/24	240,000	239,259
3.375%, 3/22/25	500,000	541,339
3.100%, 7/30/25	300,000	323,482
2.000%, 7/28/26(x)	250,000	258,733
2.900%, 5/5/27	1,000,000	1,074,715
3.500%, 3/22/28	1,000,000	1,108,626
2.125%, 9/6/29	500,000	507,927
1.375%, 9/14/30	210,000	200,515
1.750%, 8/12/31	345,000	335,134

		34,472,338

Household Products (0.2%)
Clorox Co. (The)
3.500%, 12/15/24	500,000	540,112
3.100%, 10/1/27	500,000	540,994
3.900%, 5/15/28	500,000	562,964
1.800%, 5/15/30	140,000	136,088
Colgate-Palmolive Co.
2.250%, 11/15/22	300,000	306,521
2.100%, 5/1/23	1,000,000	1,026,802
3.250%, 3/15/24	500,000	532,313
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	322,777
2.750%, 2/15/26	250,000	268,191
1.050%, 9/15/27	250,000	246,010
3.950%, 11/1/28	375,000	429,232
3.200%, 4/25/29	750,000	820,689
Procter & Gamble Co. (The)
3.100%, 8/15/23	2,625,000	2,759,074
0.550%, 10/29/25	500,000	491,640
1.000%, 4/23/26	350,000	349,224
2.450%, 11/3/26	500,000	530,713
2.850%, 8/11/27	1,000,000	1,082,956
1.200%, 10/29/30	500,000	474,306
1.950%, 4/23/31	1,000,000	1,011,602

		12,432,208

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	150,000	156,141
3.150%, 3/15/27	500,000	545,292
1.950%, 3/15/31	585,000	581,636

		1,283,069

Tobacco (0.4%)
Altria Group, Inc.
2.350%, 5/6/25	385,000	398,811
4.400%, 2/14/26	195,000	218,666
2.625%, 9/16/26	430,000	450,251
4.800%, 2/14/29	3,625,000	4,153,135
3.400%, 5/6/30	2,240,000	2,360,714
BAT Capital Corp.
3.222%, 8/15/24	1,250,000	1,328,037
2.789%, 9/6/24	525,000	552,058
3.215%, 9/6/26	750,000	798,871
3.557%, 8/15/27	3,750,000	4,032,767
2.259%, 3/25/28	350,000	346,363
3.462%, 9/6/29	750,000	790,048
4.906%, 4/2/30	1,500,000	1,711,464
BAT International Finance plc
1.668%, 3/25/26	350,000	350,074
Philip Morris International, Inc.
2.500%, 11/2/22	600,000	612,757
2.625%, 3/6/23	1,150,000	1,188,278
1.125%, 5/1/23	150,000	151,902
2.125%, 5/10/23	625,000	640,773
3.600%, 11/15/23	600,000	638,997
2.875%, 5/1/24	500,000	527,159
3.250%, 11/10/24	500,000	537,015
1.500%, 5/1/25	205,000	207,872
3.375%, 8/11/25	250,000	269,484
0.875%, 5/1/26	300,000	294,561
3.125%, 8/17/27	1,000,000	1,082,768
2.100%, 5/1/30	120,000	118,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 11/1/30	$300,000	$287,848
Reynolds American, Inc.
4.850%, 9/15/23	1,500,000	1,621,753
4.450%, 6/12/25	2,035,000	2,244,431

		27,915,718
Total Consumer Staples		140,384,397

Energy (2.2%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	1,000,000	1,026,818
3.337%, 12/15/27	1,250,000	1,360,107
3.138%, 11/7/29	215,000	230,462
4.486%, 5/1/30	145,000	169,166
Halliburton Co.
3.500%, 8/1/23	43,000	45,022
3.800%, 11/15/25	96,000	104,940
2.920%, 3/1/30(x)	2,000,000	2,066,086
Helmerich & Payne, Inc.
4.650%, 3/15/25	300,000	325,742
2.900%, 9/29/31§	105,000	104,764
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	125,943
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,588,499
2.650%, 6/26/30	1,350,000	1,392,075

		8,539,624

Oil, Gas & Consumable Fuels (2.1%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	553,555
5.950%, 6/1/26	250,000	292,854
4.800%, 5/3/29	415,000	475,969
BP Capital Markets America, Inc.
2.750%, 5/10/23	1,000,000	1,037,137
3.216%, 11/28/23	500,000	526,479
3.790%, 2/6/24	415,000	444,199
3.224%, 4/14/24	1,500,000	1,588,402
3.410%, 2/11/26	750,000	815,840
3.119%, 5/4/26	500,000	539,521
4.234%, 11/6/28	1,250,000	1,430,501
1.749%, 8/10/30(x)	3,300,000	3,205,011
BP Capital Markets plc
2.500%, 11/6/22	1,500,000	1,536,362
3.994%, 9/26/23	500,000	534,561
3.814%, 2/10/24	1,150,000	1,233,511
3.535%, 11/4/24	1,150,000	1,243,368
3.279%, 9/19/27	3,250,000	3,549,889
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,466,475
3.800%, 4/15/24	64,000	68,101
2.050%, 7/15/25	350,000	357,360
3.850%, 6/1/27	1,300,000	1,419,216
2.950%, 7/15/30	350,000	360,750
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,887,000
3.700%, 11/15/29	3,645,000	3,963,383
Chevron Corp.
2.355%, 12/5/22	800,000	814,867
1.141%, 5/11/23	95,000	96,233
2.566%, 5/16/23	1,250,000	1,288,954
3.191%, 6/24/23	1,425,000	1,485,306
1.554%, 5/11/25	1,935,000	1,978,180
3.326%, 11/17/25	1,000,000	1,085,292
2.954%, 5/16/26	1,500,000	1,614,768
1.995%, 5/11/27	250,000	257,098
2.236%, 5/11/30	1,325,000	1,357,473
Chevron USA, Inc.
0.426%, 8/11/23	230,000	230,245
3.900%, 11/15/24	1,500,000	1,635,285
0.687%, 8/12/25	665,000	656,647
1.018%, 8/12/27	310,000	302,411
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,077,306
4.375%, 3/15/29	350,000	394,286
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	1,800,000	1,858,275
2.875%, 9/30/29	600,000	615,863
CNOOC Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,187,747
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23	200,000	209,038
3.500%, 5/5/25	1,600,000	1,703,300
4.375%, 5/2/28	200,000	224,220
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	443,954
ConocoPhillips
3.750%, 10/1/27§	750,000	834,215
ConocoPhillips Co.
4.950%, 3/15/26	750,000	860,794
Devon Energy Corp.
5.850%, 12/15/25	500,000	576,875
Diamondback Energy, Inc.
0.900%, 3/24/23	320,000	319,680
2.875%, 12/1/24	935,000	979,104
4.750%, 5/31/25	335,000	374,781
3.250%, 12/1/26	765,000	818,550
Enable Midstream Partners LP
3.900%, 5/15/24(e)	750,000	795,921
4.950%, 5/15/28	300,000	336,858
4.150%, 9/15/29	750,000	811,708
Enbridge, Inc.
0.550%, 10/4/23	200,000	200,044
3.500%, 6/10/24	1,000,000	1,064,862
2.500%, 1/15/25	350,000	364,453
1.600%, 10/4/26	270,000	271,225
4.250%, 12/1/26	500,000	561,052
3.700%, 7/15/27	1,250,000	1,373,798
3.125%, 11/15/29	750,000	796,664
Energy Transfer LP
3.450%, 1/15/23	750,000	770,450
3.600%, 2/1/23	1,150,000	1,184,923
4.200%, 9/15/23	250,000	265,319
4.250%, 4/1/24	1,000,000	1,069,044
4.500%, 4/15/24	250,000	270,261
4.050%, 3/15/25	2,000,000	2,156,051
2.900%, 5/15/25	770,000	806,933
5.950%, 12/1/25	250,000	289,089
4.750%, 1/15/26	1,250,000	1,395,609
3.900%, 7/15/26	500,000	545,942
4.950%, 6/15/28	375,000	429,462
5.250%, 4/15/29	1,000,000	1,169,199
3.750%, 5/15/30	2,000,000	2,152,082
Enterprise Products Operating LLC
3.350%, 3/15/23	1,356,000	1,402,767
3.750%, 2/15/25	1,415,000	1,533,422
4.150%, 10/16/28	600,000	681,985
3.125%, 7/31/29	750,000	804,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.800%, 1/31/30	$755,000	$790,164
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	520,551
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)	750,000	781,034
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	2,132,213
4.150%, 1/15/26	500,000	556,822
Equinor ASA
2.450%, 1/17/23	500,000	513,472
2.650%, 1/15/24	500,000	522,332
3.700%, 3/1/24	1,000,000	1,073,184
3.250%, 11/10/24	600,000	644,478
1.750%, 1/22/26	415,000	424,874
3.625%, 9/10/28	600,000	665,685
2.375%, 5/22/30	375,000	383,637
Exxon Mobil Corp.
2.726%, 3/1/23	1,680,000	1,729,663
1.571%, 4/15/23	1,000,000	1,018,606
3.176%, 3/15/24	2,000,000	2,115,986
2.019%, 8/16/24	500,000	519,371
2.709%, 3/6/25	1,000,000	1,055,068
3.043%, 3/1/26	2,025,000	2,185,263
2.275%, 8/16/26	500,000	524,492
2.440%, 8/16/29	750,000	779,833
3.482%, 3/19/30	5,000,000	5,561,752
HollyFrontier Corp.
2.625%, 10/1/23	340,000	350,880
5.875%, 4/1/26	250,000	286,102
Kinder Morgan Energy Partners LP
3.450%, 2/15/23	500,000	516,374
3.500%, 9/1/23	100,000	104,798
4.250%, 9/1/24	750,000	814,029
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	773,708
4.300%, 3/1/28	1,250,000	1,416,589
Magellan Midstream Partners LP
5.000%, 3/1/26	250,000	285,183
3.250%, 6/1/30	250,000	265,366
Marathon Oil Corp.
4.400%, 7/15/27	750,000	840,242
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	1,112,796
5.125%, 12/15/26	2,000,000	2,317,527
3.800%, 4/1/28	300,000	328,645
MPLX LP
3.500%, 12/1/22	865,000	892,353
3.375%, 3/15/23	500,000	518,483
4.875%, 12/1/24	1,000,000	1,107,368
4.000%, 2/15/25	300,000	324,995
4.875%, 6/1/25	1,500,000	1,671,838
1.750%, 3/1/26	350,000	352,039
4.125%, 3/1/27	2,085,000	2,321,705
2.650%, 8/15/30	455,000	456,604
ONEOK Partners LP
3.375%, 10/1/22	150,000	153,114
5.000%, 9/15/23	1,000,000	1,069,644
ONEOK, Inc.
2.750%, 9/1/24	350,000	365,990
2.200%, 9/15/25	350,000	357,706
5.850%, 1/15/26	160,000	187,539
4.000%, 7/13/27	225,000	248,055
4.550%, 7/15/28	2,000,000	2,264,017
4.350%, 3/15/29	500,000	560,343
3.400%, 9/1/29	500,000	529,862
3.100%, 3/15/30	350,000	363,450
Phillips 66
0.900%, 2/15/24	250,000	249,933
3.850%, 4/9/25	500,000	542,646
1.300%, 2/15/26	140,000	138,997
3.900%, 3/15/28	500,000	553,582
Phillips 66 Partners LP
2.450%, 12/15/24	250,000	259,033
3.605%, 2/15/25	1,000,000	1,068,128
3.550%, 10/1/26	300,000	322,208
Pioneer Natural Resources Co.
0.550%, 5/15/23	165,000	164,951
0.750%, 1/15/24	270,000	269,452
1.125%, 1/15/26	350,000	345,438
4.450%, 1/15/26	1,250,000	1,392,143
1.900%, 8/15/30	1,000,000	953,543
2.150%, 1/15/31	260,000	251,930
Plains All American Pipeline LP
3.850%, 10/15/23	250,000	263,000
3.600%, 11/1/24	1,250,000	1,327,262
4.500%, 12/15/26	500,000	555,800
3.550%, 12/15/29	2,500,000	2,621,725
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,215,000	2,463,343
5.625%, 3/1/25	1,215,000	1,376,575
5.000%, 3/15/27	3,000,000	3,450,224
4.500%, 5/15/30	1,225,000	1,408,859
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	1,071,191
3.375%, 10/15/26	315,000	341,091
Suncor Energy, Inc.
2.800%, 5/15/23	325,000	336,368
3.100%, 5/15/25	190,000	201,561
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,092,884
3.900%, 5/25/27(x)	200,000	220,839
TotalEnergies Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	1,041,498
TotalEnergies Capital International SA
2.700%, 1/25/23	1,187,000	1,223,879
3.750%, 4/10/24	2,000,000	2,153,314
2.434%, 1/10/25	500,000	521,518
3.455%, 2/19/29	750,000	829,109
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	282,660
TransCanada PipeLines Ltd.
4.875%, 1/15/26	550,000	625,805
4.250%, 5/15/28	1,750,000	1,992,376
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	557,492
3.250%, 5/15/30	250,000	267,052
Valero Energy Corp.
1.200%, 3/15/24	750,000	755,743
3.650%, 3/15/25	600,000	648,857
2.850%, 4/15/25	750,000	789,722
3.400%, 9/15/26	350,000	376,417
2.150%, 9/15/27	750,000	755,121
4.350%, 6/1/28	350,000	393,033
4.000%, 4/1/29	765,000	839,692
Valero Energy Partners LP
4.375%, 12/15/26	215,000	241,093
4.500%, 3/15/28	500,000	564,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Williams Cos., Inc. (The)
3.700%, 1/15/23	$325,000	$335,580
4.500%, 11/15/23	1,000,000	1,070,861
4.550%, 6/24/24	1,270,000	1,384,291
4.000%, 9/15/25	2,500,000	2,733,435
3.750%, 6/15/27	500,000	549,960
2.600%, 3/15/31	665,000	673,334

		170,818,662

Total Energy		179,358,286

Financials (13.3%)
Banks (8.1%)
Australia & New Zealand Banking Group Ltd.
2.625%, 11/9/22	500,000	512,985
2.050%, 11/21/22	750,000	764,666
3.700%, 11/16/25	1,000,000	1,106,194
Banco Bilbao Vizcaya Argentaria SA
0.875%, 9/18/23	800,000	804,848
1.125%, 9/18/25	800,000	790,343
Banco Santander SA
3.125%, 2/23/23	570,000	589,907
3.848%, 4/12/23	1,200,000	1,260,552
2.706%, 6/27/24	800,000	841,444
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.701%, 6/30/24(k)	535,000	535,979
2.746%, 5/28/25	200,000	209,931
5.179%, 11/19/25	1,000,000	1,135,214
1.849%, 3/25/26	600,000	606,845
4.250%, 4/11/27	1,000,000	1,120,354
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27(k)	485,000	482,673
4.379%, 4/12/28	1,200,000	1,358,999
3.306%, 6/27/29	800,000	861,100
3.490%, 5/28/30	200,000	214,076
2.749%, 12/3/30	1,745,000	1,727,883
2.958%, 3/25/31	480,000	492,727
Bank of America Corp.
3.300%, 1/11/23	4,300,000	4,460,767
4.100%, 7/24/23	2,000,000	2,130,736
4.125%, 1/22/24	1,200,000	1,296,151
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)	2,000,000	2,082,567
4.000%, 4/1/24	5,000,000	5,408,027
(SOFR + 1.46%), 1.486%, 5/19/24(k)	750,000	761,465
(SOFR + 0.41%), 0.523%, 6/14/24(k)	2,000,000	1,997,898
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)	2,000,000	2,115,811
4.200%, 8/26/24	625,000	682,815
(SOFR + 0.74%), 0.810%, 10/24/24(k)	1,500,000	1,505,250
4.000%, 1/22/25	1,000,000	1,089,713
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)	1,500,000	1,596,835
(SOFR + 0.69%), 0.976%, 4/22/25(k)	1,500,000	1,508,421
3.875%, 8/1/25	2,000,000	2,202,558
(SOFR + 0.91%), 0.981%, 9/25/25(k)	750,000	750,898
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	1,150,000	1,221,012
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)	1,000,000	1,044,557
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	5,067,044
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)	1,000,000	1,024,078
4.450%, 3/3/26	655,000	734,104
3.500%, 4/19/26	3,000,000	3,272,009
(SOFR + 1.15%), 1.319%, 6/19/26(k)	1,750,000	1,748,035
(SOFR + 1.01%), 1.197%, 10/24/26(k)	1,500,000	1,486,322
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)	1,500,000	1,631,997
(SOFR + 0.96%), 1.734%, 7/22/27(k)	2,410,000	2,419,487
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	1,101,804
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,645,384
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)	5,000,000	5,476,900
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	4,815,252
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	2,225,178
(SOFR + 1.06%), 2.087%, 6/14/29(k)	2,150,000	2,143,368
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,547,859
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)	1,300,000	1,381,872
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	3,500,000	3,540,125
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	962,927
(SOFR + 1.37%), 1.922%, 10/24/31(k)	1,500,000	1,437,493
(SOFR + 1.32%), 2.687%, 4/22/32(k)	2,000,000	2,034,412
(SOFR + 1.22%), 2.299%, 7/21/32(k)	1,500,000	1,475,742
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	1,750,000	1,708,377
Series L
3.950%, 4/21/25	2,450,000	2,663,843
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)	750,000	754,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.22%), 2.651%, 3/11/32(k)	$500,000	$508,526
Bank of Montreal
2.050%, 11/1/22	600,000	611,357
2.550%, 11/6/22	1,300,000	1,329,508
0.400%, 9/15/23	340,000	340,198
0.450%, 12/8/23	1,785,000	1,784,115
2.500%, 6/28/24	500,000	524,261
0.625%, 7/9/24	535,000	533,786
1.250%, 9/15/26	500,000	495,995
(SOFR + 0.60%), 0.949%, 1/22/27(k)	1,200,000	1,179,532
Series E
3.300%, 2/5/24	1,000,000	1,063,971
Bank of Nova Scotia (The)
2.000%, 11/15/22	750,000	764,220
2.375%, 1/18/23	350,000	359,198
1.950%, 2/1/23	750,000	765,966
0.400%, 9/15/23	400,000	399,900
0.550%, 9/15/23	300,000	300,466
3.400%, 2/11/24	750,000	798,891
0.700%, 4/15/24	500,000	500,563
0.650%, 7/31/24	340,000	338,999
2.200%, 2/3/25	750,000	778,247
1.300%, 6/11/25	750,000	754,683
1.050%, 3/2/26	750,000	739,709
1.350%, 6/24/26	500,000	499,155
2.700%, 8/3/26	750,000	794,923
1.300%, 9/15/26	500,000	496,189
2.150%, 8/1/31	500,000	494,934
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81(k)	2,250,000	2,234,669
BankUnited, Inc.
5.125%, 6/11/30	750,000	860,351
Barclays plc
3.684%, 1/10/23	560,000	564,821
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)	1,000,000	1,057,675
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.007%, 12/10/24(k)	385,000	386,712
3.650%, 3/16/25	1,750,000	1,882,128
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	750,000	804,879
4.375%, 1/12/26	1,500,000	1,670,262
(SOFR + 2.71%), 2.852%, 5/7/26(k)	4,485,000	4,704,038
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	1,162,017
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	5,000,000	5,763,547
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32(k)	1,000,000	1,000,811
BBVA USA
2.500%, 8/27/24	500,000	524,418
3.875%, 4/10/25	1,000,000	1,090,777
BNP Paribas SA
3.250%, 3/3/23	650,000	676,957
4.250%, 10/15/24	1,000,000	1,092,932
Canadian Imperial Bank of Commerce
0.450%, 6/22/23	555,000	554,902
0.950%, 6/23/23	575,000	579,908
3.500%, 9/13/23	500,000	529,966
0.500%, 12/14/23	500,000	498,503
3.100%, 4/2/24	750,000	792,831
2.250%, 1/28/25	750,000	777,760
0.950%, 10/23/25	130,000	128,565
1.250%, 6/22/26	750,000	741,254
Capital One Bank USA NA
3.375%, 2/15/23	1,000,000	1,039,691
Citigroup, Inc.
2.700%, 10/27/22	2,500,000	2,558,825
3.375%, 3/1/23	1,150,000	1,198,242
3.500%, 5/15/23	1,000,000	1,046,376
3.875%, 10/25/23	1,550,000	1,657,493
(SOFR + 1.67%), 1.678%, 5/15/24(k)	500,000	509,451
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24(k)	1,150,000	1,216,274
3.750%, 6/16/24	500,000	540,644
4.000%, 8/5/24	2,500,000	2,708,095
(SOFR + 0.69%), 0.776%, 10/30/24(k)	5,000,000	5,015,658
3.875%, 3/26/25	500,000	542,320
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	1,500,000	1,594,587
3.300%, 4/27/25	1,000,000	1,077,827
(SOFR + 0.67%), 0.981%, 5/1/25(k)	750,000	752,318
4.400%, 6/10/25	650,000	719,030
3.700%, 1/12/26	3,000,000	3,293,737
4.600%, 3/9/26	595,000	672,430
(SOFR + 2.84%), 3.106%, 4/8/26(k)	2,500,000	2,654,023
3.400%, 5/1/26	2,500,000	2,721,197
3.200%, 10/21/26	3,250,000	3,502,912
(SOFR + 0.77%), 1.122%, 1/28/27(k)	1,250,000	1,232,788
(SOFR + 0.77%), 1.462%, 6/9/27(k)	1,375,000	1,368,629
4.450%, 9/29/27	1,250,000	1,418,944
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	3,287,459
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,722,526
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	2,000,000	2,238,274
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	1,750,000	1,967,361
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,305,032
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,534,491
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	2,038,246
(SOFR + 1.17%), 2.561%, 5/1/32(k)	835,000	841,895
Citizens Bank NA
3.700%, 3/29/23	500,000	522,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 4/28/25	$400,000	$416,352
3.750%, 2/18/26	500,000	551,055
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	530,320
2.500%, 2/6/30	150,000	151,845
3.250%, 4/30/30	470,000	500,242
Comerica Bank
2.500%, 7/23/24	300,000	314,375
4.000%, 7/27/25	250,000	274,054
Comerica, Inc.
3.700%, 7/31/23	375,000	396,037
4.000%, 2/1/29	450,000	514,396
Cooperatieve Rabobank UA
3.950%, 11/9/22	1,000,000	1,038,132
2.750%, 1/10/23	1,750,000	1,802,229
4.625%, 12/1/23	1,000,000	1,082,388
0.375%, 1/12/24	405,000	402,888
3.375%, 5/21/25	1,000,000	1,083,627
4.375%, 8/4/25	500,000	554,135
3.750%, 7/21/26	815,000	894,403
Discover Bank
3.350%, 2/6/23	250,000	259,008
4.200%, 8/8/23	550,000	586,489
2.450%, 9/12/24	750,000	781,486
3.450%, 7/27/26	840,000	908,454
4.650%, 9/13/28	625,000	724,565
2.700%, 2/6/30	250,000	259,172
Fifth Third Bancorp
4.300%, 1/16/24	700,000	752,474
3.650%, 1/25/24	750,000	799,437
2.375%, 1/28/25	250,000	259,604
3.950%, 3/14/28	750,000	852,933
Fifth Third Bank NA
1.800%, 1/30/23	250,000	254,547
3.950%, 7/28/25	645,000	713,999
3.850%, 3/15/26	600,000	660,284
2.250%, 2/1/27	300,000	311,362
First Horizon Corp.
3.550%, 5/26/23	500,000	521,860
4.000%, 5/26/25	500,000	544,457
First Republic Bank
(SOFR + 0.62%), 1.912%, 2/12/24(k)	250,000	254,635
FNB Corp.
2.200%, 2/24/23	90,000	91,329
HSBC Holdings plc
3.600%, 5/25/23	1,500,000	1,576,003
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23(k)	300,000	308,485
4.250%, 3/14/24	1,700,000	1,825,421
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24(k)	970,000	1,020,843
(SOFR + 0.53%), 0.732%, 8/17/24(k)	415,000	415,278
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25(k)	875,000	932,615
(SOFR + 0.71%), 0.976%, 5/24/25(k)	335,000	334,211
4.250%, 8/18/25	1,600,000	1,750,986
(SOFR + 1.40%), 2.633%, 11/7/25(k)	830,000	865,363
(SOFR + 1.54%), 1.645%, 4/18/26(k)	2,125,000	2,133,037
3.900%, 5/25/26	1,140,000	1,253,071
(SOFR + 1.93%), 2.099%, 6/4/26(k)	825,000	841,387
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,500,000	3,854,732
4.375%, 11/23/26	1,815,000	2,019,204
(SOFR + 1.29%), 1.589%, 5/24/27(k)	820,000	812,245
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,380,485
(SOFR + 1.73%), 2.013%, 9/22/28(k)	3,950,000	3,937,422
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	1,271,659
(SOFR + 1.29%), 2.206%, 8/17/29(k)	450,000	446,085
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	1,165,000	1,286,400
(SOFR + 2.39%), 2.848%, 6/4/31(k)	5,715,000	5,857,908
(SOFR + 1.19%), 2.804%, 5/24/32(k)	595,000	604,021
HSBC USA, Inc.
3.500%, 6/23/24	900,000	963,982
Huntington Bancshares, Inc.
2.625%, 8/6/24	500,000	524,150
4.000%, 5/15/25	350,000	384,322
2.550%, 2/4/30	500,000	514,562
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)§	500,000	491,525
Huntington National Bank (The)
1.800%, 2/3/23	350,000	356,542
3.550%, 10/6/23	500,000	530,363
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	500,000	511,920
3.538%, 11/8/27	500,000	550,145
ING Groep NV
4.100%, 10/2/23	1,500,000	1,605,149
3.550%, 4/9/24	750,000	802,925
3.950%, 3/29/27	1,250,000	1,396,177
(SOFR + 1.01%), 1.726%, 4/1/27(k)	375,000	376,584
4.050%, 4/9/29	560,000	633,845
(SOFR + 1.32%), 2.727%, 4/1/32(k)	265,000	271,248
JPMorgan Chase & Co.
3.200%, 1/25/23	4,369,000	4,533,733
3.375%, 5/1/23	2,075,000	2,169,973
2.700%, 5/18/23	2,000,000	2,067,042
3.875%, 2/1/24	3,000,000	3,222,463
(SOFR + 0.58%), 0.697%, 3/16/24(k)	2,750,000	2,757,617
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)	1,125,000	1,178,178
3.625%, 5/13/24	3,000,000	3,228,078
(SOFR + 1.46%), 1.514%, 6/1/24(k)	2,000,000	2,032,760
(SOFR + 0.60%), 0.653%, 9/16/24(k)	3,330,000	3,334,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)	$1,250,000	$1,338,360
(SOFR + 0.42%), 0.563%, 2/16/25(k)	975,000	970,661
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	2,365,000	2,495,198
(SOFR + 0.54%), 0.824%, 6/1/25(k)	1,345,000	1,343,619
(SOFR + 0.58%), 0.969%, 6/23/25(k)	1,750,000	1,751,716
3.900%, 7/15/25	3,000,000	3,284,325
(SOFR + 0.49%), 0.768%, 8/9/25(k)	2,665,000	2,652,885
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,500,000	1,556,162
(SOFR + 1.59%), 2.005%, 3/13/26(k)	555,000	568,270
3.300%, 4/1/26	2,000,000	2,169,118
3.200%, 6/15/26	1,750,000	1,887,303
(SOFR + 0.80%), 1.045%, 11/19/26(k)	1,250,000	1,229,839
(SOFR + 0.70%), 1.040%, 2/4/27(k)	1,250,000	1,225,441
(SOFR + 0.89%), 1.578%, 4/22/27(k)	1,185,000	1,185,986
(SOFR + 0.77%), 1.470%, 9/22/27(k)	925,000	918,835
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	3,005,504
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,782,664
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	7,000,000	7,606,454
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	1,500,000	1,669,925
(SOFR + 1.02%), 2.069%, 6/1/29(k)	1,110,000	1,111,777
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,697,245
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	1,000,000	1,151,670
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)	625,000	689,526
(SOFR + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,796,865
(SOFR + 2.52%), 2.956%, 5/13/31(k)	815,000	849,940
(SOFR + 1.11%), 1.764%, 11/19/31(k)	1,250,000	1,190,967
(SOFR + 1.07%), 1.953%, 2/4/32(k)	750,000	721,685
(SOFR + 1.25%), 2.580%, 4/22/32(k)	1,155,000	1,171,139
KeyBank NA
3.375%, 3/7/23	500,000	521,280
1.250%, 3/10/23(x)	415,000	420,159
(SOFR + 0.34%), 0.423%, 1/3/24(k)	250,000	249,890
(SOFR + 0.32%), 0.433%, 6/14/24(k)	750,000	749,389
3.300%, 6/1/25	250,000	270,514
3.400%, 5/20/26	1,000,000	1,086,497
KeyCorp
4.150%, 10/29/25	310,000	344,969
2.250%, 4/6/27	750,000	774,507
Korea Development Bank (The)
3.375%, 3/12/23	500,000	520,565
2.750%, 3/19/23(x)	500,000	516,500
3.750%, 1/22/24	500,000	536,344
3.250%, 2/19/24	350,000	372,159
0.400%, 3/9/24	220,000	218,733
0.400%, 6/19/24	425,000	421,706
2.125%, 10/1/24	390,000	406,459
1.750%, 2/18/25	250,000	255,422
0.800%, 4/27/26	300,000	294,129
0.800%, 7/19/26	500,000	489,855
1.000%, 9/9/26	400,000	395,376
1.625%, 1/19/31	500,000	489,759
Kreditanstalt fuer Wiederaufbau
2.000%, 10/4/22	2,312,000	2,354,532
2.375%, 12/29/22	4,015,000	4,122,291
2.125%, 1/17/23	3,350,000	3,431,921
1.625%, 2/15/23	1,750,000	1,783,061
0.250%, 4/25/23	1,625,000	1,624,317
0.250%, 10/19/23	2,000,000	1,995,122
2.625%, 2/28/24	2,125,000	2,234,962
0.250%, 3/8/24	1,635,000	1,627,388
1.375%, 8/5/24	2,250,000	2,301,661
0.500%, 9/20/24(x)	2,000,000	1,995,128
2.500%, 11/20/24(x)	5,000,000	5,289,802
2.000%, 5/2/25	3,000,000	3,134,216
0.375%, 7/18/25	920,000	906,122
0.625%, 1/22/26	13,600,000	13,448,904
2.875%, 4/3/28	1,750,000	1,919,712
1.750%, 9/14/29	525,000	536,618
0.750%, 9/30/30(x)	400,000	373,646
Landwirtschaftliche Rentenbank
3.125%, 11/14/23	1,500,000	1,585,628
2.000%, 1/13/25	3,000,000	3,127,959
0.875%, 3/30/26	600,000	598,188
1.750%, 7/27/26	500,000	517,150
0.875%, 9/3/30	750,000	703,968
Series 37
2.500%, 11/15/27	2,000,000	2,149,231
Series 40
0.500%, 5/27/25	730,000	722,999
Lloyds Banking Group plc
4.050%, 8/16/23	750,000	797,954
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23(k)	1,750,000	1,792,897
3.900%, 3/12/24	400,000	429,647
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.695%, 5/11/24(k)	1,145,000	1,147,858
4.450%, 5/8/25	575,000	637,570
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	1,000,000	1,077,400
4.582%, 12/10/25	1,000,000	1,115,742
4.650%, 3/24/26	1,750,000	1,963,494
3.750%, 1/11/27	1,385,000	1,519,473
4.375%, 3/22/28	1,350,000	1,526,815
4.550%, 8/16/28	850,000	975,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	$1,750,000	$1,901,958
M&T Bank Corp.
3.550%, 7/26/23	500,000	527,351
Manufacturers & Traders Trust Co.
2.900%, 2/6/25	1,000,000	1,062,331
3.400%, 8/17/27	330,000	360,979
Mitsubishi UFJ Financial Group, Inc.
3.455%, 3/2/23	1,000,000	1,043,150
3.761%, 7/26/23	1,750,000	1,854,299
2.527%, 9/13/23	760,000	790,214
3.407%, 3/7/24	750,000	798,514
2.801%, 7/18/24	1,000,000	1,052,345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.848%, 9/15/24(k)	750,000	753,233
2.193%, 2/25/25	1,000,000	1,030,954
3.777%, 3/2/25(x)	1,000,000	1,088,285
1.412%, 7/17/25	430,000	432,569
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.953%, 7/19/25(k)	500,000	500,030
3.850%, 3/1/26	216,000	238,403
2.757%, 9/13/26	1,250,000	1,320,955
3.677%, 2/22/27	1,000,000	1,103,611
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27(k)	500,000	499,031
3.287%, 7/25/27	1,000,000	1,084,672
3.961%, 3/2/28	1,500,000	1,674,305
4.050%, 9/11/28	1,000,000	1,132,376
3.741%, 3/7/29	750,000	833,399
3.195%, 7/18/29	1,000,000	1,068,438
2.559%, 2/25/30	1,000,000	1,020,443
2.048%, 7/17/30	460,000	450,954
Mizuho Financial Group, Inc.
3.549%, 3/5/23	1,000,000	1,044,258
(SOFR + 1.25%), 1.241%, 7/10/24(k)	320,000	323,734
(SOFR + 0.87%), 0.849%, 9/8/24(k)	200,000	200,614
(SOFR + 1.24%), 2.839%, 7/16/25(k)	750,000	786,873
(SOFR + 1.36%), 2.555%, 9/13/25(k)	500,000	522,647
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)	300,000	308,663
2.839%, 9/13/26	850,000	902,966
3.663%, 2/28/27	1,000,000	1,099,756
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27(k)	500,000	491,191
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27(k)	750,000	748,418
3.170%, 9/11/27	1,250,000	1,343,867
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)	1,000,000	1,132,363
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30(k)	750,000	796,077
(SOFR + 1.77%), 2.201%, 7/10/31(k)	500,000	489,573
(SOFR + 1.53%), 1.979%, 9/8/31(k)	300,000	288,798
2.564%, 9/13/31	310,000	304,897
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32(k)	750,000	737,823
MUFG Americas Holdings Corp.
3.000%, 2/10/25	80,000	84,652
MUFG Union Bank NA
2.100%, 12/9/22	500,000	509,805
National Australia Bank Ltd.
1.875%, 12/13/22(x)	750,000	763,692
3.000%, 1/20/23	1,350,000	1,396,304
2.875%, 4/12/23	750,000	778,625
3.625%, 6/20/23	500,000	527,654
3.375%, 1/14/26	750,000	819,644
2.500%, 7/12/26	1,500,000	1,583,112
National Bank of Canada
2.100%, 2/1/23	750,000	767,452
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.40%), 0.550%, 11/15/24(k)	530,000	528,464
Series FXD
0.750%, 8/6/24	300,000	298,998
NatWest Group plc
3.875%, 9/12/23	800,000	848,385
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.359%, 5/22/24(k)	200,000	205,232
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24(k)	2,000,000	2,127,105
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)	1,000,000	1,078,070
4.800%, 4/5/26	1,750,000	1,987,772
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27(k)	1,050,000	1,048,985
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	312,745
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	3,050,000	3,530,499
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)	750,000	855,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Oesterreichische Kontrollbank AG
2.875%, 3/13/23	$750,000	$777,632
3.125%, 11/7/23	2,750,000	2,901,540
1.500%, 2/12/25	375,000	383,932
0.375%, 9/17/25	910,000	891,158
0.500%, 2/2/26(x)	935,000	915,407
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	308,435
PNC Bank NA
2.950%, 1/30/23	250,000	257,968
3.500%, 6/8/23	335,000	351,826
3.800%, 7/25/23	1,000,000	1,056,282
3.300%, 10/30/24	1,000,000	1,075,564
2.950%, 2/23/25	250,000	265,663
3.250%, 6/1/25	500,000	538,524
3.100%, 10/25/27	500,000	545,001
3.250%, 1/22/28	1,000,000	1,094,758
2.700%, 10/22/29	395,000	413,449
PNC Financial Services Group, Inc. (The)
2.854%, 11/9/22(e)	2,000,000	2,055,872
3.500%, 1/23/24	175,000	186,063
3.900%, 4/29/24	500,000	538,426
2.200%, 11/1/24	500,000	523,057
2.600%, 7/23/26	350,000	371,705
1.150%, 8/13/26	500,000	500,855
3.150%, 5/19/27	750,000	818,910
3.450%, 4/23/29	750,000	828,887
2.550%, 1/22/30	750,000	776,543
(SOFR + 0.98%), 2.307%, 4/23/32(k)	1,000,000	1,011,503
Regions Financial Corp.
2.250%, 5/18/25	300,000	311,750
1.800%, 8/12/28	500,000	492,568
Royal Bank of Canada
1.950%, 1/17/23	625,000	638,147
3.700%, 10/5/23	1,500,000	1,595,752
0.500%, 10/26/23	415,000	415,527
0.425%, 1/19/24	645,000	642,565
2.550%, 7/16/24	750,000	787,196
0.650%, 7/29/24	500,000	498,564
2.250%, 11/1/24	750,000	781,293
1.150%, 6/10/25	530,000	530,375
0.875%, 1/20/26	750,000	737,688
4.650%, 1/27/26	2,000,000	2,266,656
1.200%, 4/27/26	750,000	744,355
1.150%, 7/14/26	750,000	743,423
Santander Holdings USA, Inc.
3.400%, 1/18/23	750,000	775,673
3.500%, 6/7/24	350,000	371,793
3.450%, 6/2/25	500,000	533,873
4.500%, 7/17/25	1,500,000	1,651,087
4.400%, 7/13/27	485,000	543,888
Santander UK Group Holdings plc
3.571%, 1/10/23	520,000	524,306
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)	750,000	811,680
(SOFR + 0.79%), 1.089%, 3/15/25(k)	500,000	500,192
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)	1,000,000	995,949
(SOFR + 0.99%), 1.673%, 6/14/27(k)	1,000,000	993,852
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	820,246
(SOFR + 1.48%), 2.896%, 3/15/32(k)	500,000	509,498
Santander UK plc
4.000%, 3/13/24	1,000,000	1,079,650
Signature Bank
(AMERIBOR Unsecured Overnight Rate + 3.89%), 4.000%, 10/15/30(k)	250,000	268,125
Sumitomo Mitsui Banking Corp.
3.000%, 1/18/23	1,000,000	1,033,786
3.950%, 1/10/24	2,250,000	2,416,039
3.400%, 7/11/24	1,000,000	1,069,887
3.650%, 7/23/25	750,000	816,281
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22	750,000	769,755
3.102%, 1/17/23	1,000,000	1,035,070
3.936%, 10/16/23	750,000	800,803
0.508%, 1/12/24	200,000	199,302
2.696%, 7/16/24	1,000,000	1,050,776
2.448%, 9/27/24	350,000	365,075
2.348%, 1/15/25	400,000	414,696
1.474%, 7/8/25	925,000	931,985
0.948%, 1/12/26	500,000	490,980
1.402%, 9/17/26	1,000,000	991,598
3.010%, 10/19/26	1,000,000	1,070,620
3.446%, 1/11/27	1,700,000	1,857,332
3.364%, 7/12/27(x)	750,000	816,143
3.352%, 10/18/27	750,000	815,161
3.544%, 1/17/28	2,000,000	2,189,780
1.902%, 9/17/28	1,000,000	985,686
4.306%, 10/16/28(x)	750,000	858,266
3.040%, 7/16/29	1,000,000	1,058,428
3.202%, 9/17/29	350,000	367,177
2.724%, 9/27/29	350,000	362,531
2.750%, 1/15/30	400,000	414,947
2.130%, 7/8/30	750,000	738,559
2.142%, 9/23/30	1,500,000	1,448,026
1.710%, 1/12/31	500,000	473,903
2.222%, 9/17/31	1,000,000	983,251
SVB Financial Group
2.100%, 5/15/28	590,000	594,087
3.125%, 6/5/30	300,000	320,814
1.800%, 2/2/31	565,000	540,151
Svenska Handelsbanken AB
3.900%, 11/20/23	500,000	537,084
Synovus Financial Corp.
3.125%, 11/1/22	300,000	306,701
Toronto-Dominion Bank (The)
1.900%, 12/1/22	1,250,000	1,273,404
0.250%, 1/6/23	830,000	829,253
0.300%, 6/2/23(x)	1,000,000	997,714
0.750%, 6/12/23	625,000	628,895
3.500%, 7/19/23	750,000	792,169
0.450%, 9/11/23	1,000,000	1,000,310
0.550%, 3/4/24	750,000	747,347
3.250%, 3/11/24	750,000	797,166
2.650%, 6/12/24	750,000	788,627
0.700%, 9/10/24	750,000	748,484
1.150%, 6/12/25	750,000	752,801
0.750%, 9/11/25	1,000,000	986,594
0.750%, 1/6/26	1,000,000	980,992
1.200%, 6/3/26	1,025,000	1,020,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 9/10/26	$750,000	$744,115
2.000%, 9/10/31	500,000	490,931
(USD Swap Semi 5 Year +2.21%), 3.625%, 9/15/31(k)	1,000,000	1,094,973
Truist Bank
3.000%, 2/2/23	1,000,000	1,033,024
1.250%, 3/9/23	350,000	354,352
3.200%, 4/1/24	750,000	794,493
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24(k)	500,000	529,431
2.150%, 12/6/24	600,000	624,985
1.500%, 3/10/25	750,000	761,203
3.625%, 9/16/25	1,000,000	1,091,756
4.050%, 11/3/25	185,000	205,876
3.300%, 5/15/26	1,000,000	1,087,715
3.800%, 10/30/26	300,000	333,178
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29(k)	350,000	365,733
2.250%, 3/11/30	535,000	539,140
Truist Financial Corp.
2.200%, 3/16/23	750,000	769,087
3.750%, 12/6/23	750,000	801,465
2.500%, 8/1/24	750,000	787,792
2.850%, 10/26/24	500,000	531,580
4.000%, 5/1/25	600,000	659,535
3.700%, 6/5/25	750,000	820,043
1.200%, 8/5/25	500,000	502,031
(SOFR + 0.61%), 1.267%, 3/2/27(k)	955,000	950,308
1.125%, 8/3/27	1,000,000	975,803
3.875%, 3/19/29	750,000	842,762
(SOFR + 0.86%), 1.887%, 6/7/29(k)	375,000	373,968
1.950%, 6/5/30	335,000	334,248
US Bancorp
3.700%, 1/30/24	500,000	532,814
2.400%, 7/30/24	750,000	786,359
3.600%, 9/11/24	1,000,000	1,081,681
1.450%, 5/12/25	600,000	607,576
3.950%, 11/17/25	500,000	556,232
3.100%, 4/27/26	1,415,000	1,524,871
3.900%, 4/26/28	650,000	738,292
3.000%, 7/30/29	750,000	800,982
1.375%, 7/22/30	600,000	570,955
Series V
2.375%, 7/22/26	2,000,000	2,104,908
US Bank NA
1.950%, 1/9/23	300,000	305,877
2.850%, 1/23/23	750,000	773,380
3.400%, 7/24/23	500,000	526,460
2.050%, 1/21/25	1,000,000	1,033,160
2.800%, 1/27/25	1,000,000	1,059,528
Webster Financial Corp.
4.100%, 3/25/29	500,000	548,187
Wells Fargo & Co.
4.125%, 8/15/23	3,000,000	3,194,377
3.750%, 1/24/24	1,250,000	1,336,932
(SOFR + 1.60%), 1.654%, 6/2/24(k)	815,000	830,695
3.300%, 9/9/24	2,000,000	2,149,049
3.000%, 2/19/25	2,500,000	2,651,966
(SOFR + 0.51%), 0.805%, 5/19/25(k)	180,000	180,337
(SOFR + 1.09%), 2.406%, 10/30/25(k)	1,105,000	1,148,165
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	1,250,000	1,287,521
3.000%, 4/22/26	4,000,000	4,283,476
4.100%, 6/3/26	2,000,000	2,225,211
3.000%, 10/23/26	1,500,000	1,604,705
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	1,110,000	1,189,894
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	8,767,278
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	1,040,439
4.150%, 1/24/29	1,350,000	1,528,985
(SOFR + 1.43%), 2.879%, 10/30/30(k)	1,250,000	1,306,072
(SOFR + 1.26%), 2.572%, 2/11/31(k)	6,125,000	6,228,524
Series M
3.450%, 2/13/23	1,806,000	1,880,769
Westpac Banking Corp.
2.750%, 1/11/23	750,000	773,015
2.000%, 1/13/23	145,000	148,083
3.650%, 5/15/23	750,000	790,410
3.300%, 2/26/24	1,250,000	1,331,157
2.350%, 2/19/25	1,000,000	1,045,569
2.850%, 5/13/26	750,000	804,920
1.150%, 6/3/26	500,000	498,297
2.700%, 8/19/26	1,750,000	1,867,551
3.350%, 3/8/27	1,250,000	1,372,607
2.650%, 1/16/30	350,000	370,711
2.150%, 6/3/31	500,000	502,857
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31(k)	1,000,000	1,100,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35(k)	2,000,000	1,945,432
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	274,310
Zions Bancorp NA
3.250%, 10/29/29	500,000	518,304

		648,091,149

Capital Markets (2.6%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	378,621
3.300%, 6/15/30	210,000	223,593
Ameriprise Financial, Inc.
4.000%, 10/15/23	150,000	160,638
3.700%, 10/15/24	750,000	813,996
2.875%, 9/15/26	500,000	534,124
Ares Capital Corp.
3.500%, 2/10/23	750,000	774,616
4.200%, 6/10/24	560,000	599,405
4.250%, 3/1/25	500,000	536,335
3.250%, 7/15/25	500,000	525,083
3.875%, 1/15/26	1,000,000	1,069,696
2.150%, 7/15/26	285,000	285,505
2.875%, 6/15/28	500,000	505,965
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	407,707
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	575,000	585,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.950%, 1/29/23	$500,000	$516,187
3.500%, 4/28/23	750,000	786,162
3.450%, 8/11/23	750,000	793,210
2.200%, 8/16/23	425,000	437,718
0.350%, 12/7/23	625,000	624,122
0.500%, 4/26/24(x)	1,000,000	996,144
2.100%, 10/24/24	675,000	701,655
0.750%, 1/28/26	500,000	493,178
2.800%, 5/4/26	750,000	803,554
2.450%, 8/17/26	1,000,000	1,055,930
1.050%, 10/15/26	1,000,000	987,542
3.250%, 5/16/27	700,000	762,941
3.400%, 1/29/28	500,000	549,515
3.850%, 4/28/28	850,000	965,088
1.650%, 1/28/31	500,000	485,938
1.800%, 7/28/31	750,000	732,159
Series 0012
3.650%, 2/4/24	2,100,000	2,245,890
Series G
3.000%, 2/24/25	1,500,000	1,606,003
BGC Partners, Inc.
5.375%, 7/24/23	350,000	375,570
3.750%, 10/1/24	200,000	212,215
BlackRock, Inc.
3.500%, 3/18/24	1,400,000	1,499,931
3.200%, 3/15/27	347,000	379,512
3.250%, 4/30/29	445,000	487,374
Blackstone Secured Lending Fund
3.650%, 7/14/23	250,000	260,431
3.625%, 1/15/26	250,000	263,794
2.750%, 9/16/26	1,000,000	1,022,036
2.125%, 2/15/27§	500,000	493,355
2.850%, 9/30/28§	500,000	497,585
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	651,152
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	803,944
3.900%, 1/25/28	500,000	552,352
4.350%, 4/15/30	2,000,000	2,299,424
2.724%, 4/15/31	230,000	234,877
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	716,700
Charles Schwab Corp. (The)
2.650%, 1/25/23	500,000	514,367
3.550%, 2/1/24	650,000	691,118
0.750%, 3/18/24	1,200,000	1,205,899
3.750%, 4/1/24	750,000	805,029
3.000%, 3/10/25	150,000	160,070
3.625%, 4/1/25	1,000,000	1,081,587
3.850%, 5/21/25	750,000	821,252
0.900%, 3/11/26	1,335,000	1,319,943
1.150%, 5/13/26	375,000	374,861
3.200%, 3/2/27	500,000	545,093
3.300%, 4/1/27	455,000	495,438
2.000%, 3/20/28	1,200,000	1,224,434
3.250%, 5/22/29	500,000	544,514
2.300%, 5/13/31	750,000	762,228
CI Financial Corp.
3.200%, 12/17/30	565,000	585,185
CME Group, Inc.
3.000%, 3/15/25	1,000,000	1,064,504
3.750%, 6/15/28	350,000	394,160
Credit Suisse AG
1.000%, 5/5/23	2,415,000	2,436,416
0.495%, 2/2/24	1,115,000	1,110,679
2.950%, 4/9/25	1,000,000	1,059,328
1.250%, 8/7/26	600,000	591,123
Series FXD
0.520%, 8/9/23	600,000	600,238
Credit Suisse Group AG
3.800%, 6/9/23	1,000,000	1,051,997
3.750%, 3/26/25	750,000	807,570
4.550%, 4/17/26	2,000,000	2,247,357
Deutsche Bank AG
3.300%, 11/16/22	1,150,000	1,185,982
3.950%, 2/27/23	850,000	887,176
0.898%, 5/28/24	375,000	374,457
3.700%, 5/30/24	1,500,000	1,598,804
(SOFR + 2.16%), 2.222%, 9/18/24(k)	265,000	271,414
(SOFR + 1.13%), 1.447%, 4/1/25(k)	1,000,000	1,005,234
(SOFR + 2.58%), 3.961%, 11/26/25(k)	750,000	811,185
4.100%, 1/13/26	1,000,000	1,089,039
1.686%, 3/19/26	180,000	181,016
(SOFR + 1.87%), 2.129%, 11/24/26(k)	1,055,000	1,072,200
(SOFR + 3.04%), 3.547%, 9/18/31(k)	2,355,000	2,503,652
(SOFR + 1.72%), 3.035%, 5/28/32(k)	485,000	492,717
E*TRADE Financial Corp.
3.800%, 8/24/27	250,000	277,690
4.500%, 6/20/28	350,000	401,026
Eaton Vance Corp.
3.625%, 6/15/23	500,000	525,165
3.500%, 4/6/27	250,000	270,182
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,327,728
1.600%, 10/30/30	600,000	569,685
FS KKR Capital Corp.
4.625%, 7/15/24	250,000	269,475
4.125%, 2/1/25	500,000	533,863
3.400%, 1/15/26	500,000	521,537
2.625%, 1/15/27	500,000	500,864
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	264,417
2.875%, 1/15/26(x)	250,000	256,425
Goldman Sachs Group, Inc. (The)
3.625%, 1/22/23	244,000	254,088
3.200%, 2/23/23	2,855,000	2,957,780
0.523%, 3/8/23	780,000	780,398
3.625%, 2/20/24	1,080,000	1,151,716
4.000%, 3/3/24	3,045,000	3,275,554
(SOFR + 0.57%), 0.673%, 3/8/24(k)	1,250,000	1,251,513
3.850%, 7/8/24	2,000,000	2,154,312
(SOFR + 0.51%), 0.657%, 9/10/24(k)	1,000,000	999,462
3.500%, 1/23/25	3,250,000	3,480,846
3.750%, 5/22/25	2,400,000	2,597,370
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,953,877
(SOFR + 0.61%), 0.855%, 2/12/26(k)	915,000	904,715
3.750%, 2/25/26	580,000	635,717
3.500%, 11/16/26	1,815,000	1,965,832
3.850%, 1/26/27	2,240,000	2,457,223
(SOFR + 0.80%), 1.431%, 3/9/27(k)	1,000,000	995,985
(SOFR + 0.82%), 1.542%, 9/10/27(k)	1,250,000	1,244,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	$1,000,000	$1,099,574
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	2,258,206
2.600%, 2/7/30	6,515,000	6,711,518
(SOFR + 1.09%), 1.992%, 1/27/32(k)	570,000	548,494
(SOFR + 1.28%), 2.615%, 4/22/32(k)	1,070,000	1,081,092
(SOFR + 1.25%), 2.383%, 7/21/32(k)	2,140,000	2,116,646
Series FXD
0.481%, 1/27/23	1,250,000	1,250,574
Series VAR
(SOFR + 0.54%), 0.627%, 11/17/23(k)	570,000	570,178
(SOFR + 0.79%), 1.093%, 12/9/26(k)	1,000,000	984,564
Golub Capital BDC, Inc.
3.375%, 4/15/24	250,000	261,144
2.500%, 8/24/26	410,000	413,336
2.050%, 2/15/27	500,000	491,976
Intercontinental Exchange, Inc.
0.700%, 6/15/23	440,000	441,721
3.450%, 9/21/23	300,000	316,207
4.000%, 10/15/23	850,000	908,448
3.750%, 12/1/25	610,000	670,210
3.750%, 9/21/28	535,000	595,081
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,031,124
Jefferies Financial Group, Inc.
5.500%, 10/18/23	800,000	850,706
Jefferies Group LLC
5.125%, 1/20/23	117,000	123,687
4.850%, 1/15/27(x)	665,000	771,080
Lazard Group LLC
4.500%, 9/19/28	350,000	403,563
4.375%, 3/11/29	500,000	563,056
Legg Mason, Inc.
4.750%, 3/15/26	250,000	286,490
Main Street Capital Corp.
3.000%, 7/14/26	1,125,000	1,147,252
Moody’s Corp.
2.625%, 1/15/23	650,000	665,577
4.875%, 2/15/24	500,000	544,078
2.000%, 8/19/31	1,250,000	1,219,737
Morgan Stanley
4.875%, 11/1/22	312,000	326,839
3.125%, 1/23/23	800,000	828,213
3.750%, 2/25/23	394,000	412,055
4.100%, 5/22/23	2,000,000	2,111,264
(SOFR + 0.47%), 0.560%, 11/10/23(k)	975,000	976,088
(SOFR + 0.46%), 0.529%, 1/25/24(k)	2,500,000	2,501,463
(SOFR + 0.62%), 0.731%, 4/5/24(k)	1,200,000	1,203,817
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	900,000	944,407
3.700%, 10/23/24	2,000,000	2,169,343
(SOFR + 0.51%), 0.791%, 1/22/25(k)	2,000,000	1,998,539
(SOFR + 0.53%), 0.790%, 5/30/25(k)	1,500,000	1,494,780
(SOFR + 1.15%), 2.720%, 7/22/25(k)	500,000	523,925
4.000%, 7/23/25	505,000	555,980
5.000%, 11/24/25	3,000,000	3,427,375
3.875%, 1/27/26	3,000,000	3,311,908
3.125%, 7/27/26	3,000,000	3,232,794
(SOFR + 0.72%), 0.985%, 12/10/26(k)	2,750,000	2,698,842
3.625%, 1/20/27	4,000,000	4,406,998
(SOFR + 0.88%), 1.593%, 5/4/27(k)	1,700,000	1,703,392
(SOFR + 0.86%), 1.512%, 7/20/27(k)	2,000,000	1,989,866
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	4,749,201
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	950,000	1,095,265
(SOFR + 1.14%), 2.699%, 1/22/31(k)	6,640,000	6,854,013
(SOFR + 3.12%), 3.622%, 4/1/31(k)	2,000,000	2,201,639
(SOFR + 1.18%), 2.239%, 7/21/32(k)	2,000,000	1,965,274
(SOFR + 1.36%), 2.484%, 9/16/36(k)	1,250,000	1,223,078
Series F
3.875%, 4/29/24	2,500,000	2,695,804
Series I
(SOFR + 0.75%), 0.864%, 10/21/25(k)	345,000	344,287
Nasdaq, Inc.
0.445%, 12/21/22	300,000	300,057
3.850%, 6/30/26	145,000	160,737
1.650%, 1/15/31	750,000	706,088
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	394,778
1.851%, 7/16/25	1,500,000	1,519,976
1.653%, 7/14/26	1,250,000	1,243,830
2.172%, 7/14/28	670,000	662,985
3.103%, 1/16/30	750,000	780,625
2.679%, 7/16/30	1,000,000	1,008,108
2.608%, 7/14/31	685,000	681,179
Northern Trust Corp.
3.650%, 8/3/28	500,000	561,307
3.150%, 5/3/29	500,000	545,204
1.950%, 5/1/30	560,000	561,051
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	501,294
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	83,620
2.700%, 1/15/27	500,000	499,707
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	327,595
4.000%, 3/30/25	250,000	263,893
3.750%, 7/22/25	350,000	367,454
4.250%, 1/15/26	250,000	268,053
3.400%, 7/15/26	500,000	520,768
2.625%, 1/15/27	500,000	500,599
2.875%, 6/11/28	750,000	745,914
Prospect Capital Corp.
3.706%, 1/22/26	250,000	257,176
3.364%, 11/15/26	270,000	274,217
3.437%, 10/15/28	500,000	486,080
S&P Global, Inc.
4.000%, 6/15/25	250,000	274,896
1.250%, 8/15/30	975,000	915,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24	$500,000	$531,712
2.500%, 8/1/26	310,000	312,184
Stifel Financial Corp.
4.250%, 7/18/24	700,000	761,943
4.000%, 5/15/30	500,000	554,738

		206,286,330

Consumer Finance (1.4%)
AerCap Ireland Capital DAC
3.300%, 1/23/23	500,000	515,024
4.125%, 7/3/23	500,000	526,157
4.500%, 9/15/23	955,000	1,017,117
4.875%, 1/16/24	445,000	480,672
3.150%, 2/15/24	700,000	729,761
2.875%, 8/14/24	350,000	363,600
3.500%, 1/15/25	600,000	631,815
6.500%, 7/15/25	1,290,000	1,495,722
4.450%, 10/1/25	350,000	380,984
1.750%, 1/30/26	655,000	647,501
4.450%, 4/3/26	500,000	545,808
3.650%, 7/21/27	1,000,000	1,060,206
4.625%, 10/15/27	500,000	555,323
3.875%, 1/23/28	500,000	533,178
Ally Financial, Inc.
3.050%, 6/5/23	1,165,000	1,210,844
1.450%, 10/2/23	1,190,000	1,208,142
5.800%, 5/1/25(x)	1,000,000	1,149,749
American Express Co.
2.650%, 12/2/22	1,487,000	1,527,500
3.400%, 2/27/23	2,000,000	2,080,439
3.700%, 8/3/23	1,000,000	1,056,265
3.400%, 2/22/24	750,000	798,042
2.500%, 7/30/24	500,000	524,376
3.000%, 10/30/24	750,000	801,279
3.625%, 12/5/24	1,070,000	1,158,086
4.200%, 11/6/25	1,075,000	1,210,182
3.125%, 5/20/26	500,000	542,118
American Express Credit Corp.
3.300%, 5/3/27	1,150,000	1,276,109
American Honda Finance Corp.
0.400%, 10/21/22	350,000	350,372
2.600%, 11/16/22	650,000	665,973
2.050%, 1/10/23	200,000	204,348
1.950%, 5/10/23	500,000	512,361
0.875%, 7/7/23	500,000	504,005
3.450%, 7/14/23	500,000	525,904
0.650%, 9/8/23	375,000	376,234
3.625%, 10/10/23	500,000	531,018
3.550%, 1/12/24	500,000	532,614
2.900%, 2/16/24	500,000	526,461
2.400%, 6/27/24	500,000	521,797
0.550%, 7/12/24	350,000	347,863
0.750%, 8/9/24	335,000	334,882
2.150%, 9/10/24	350,000	364,054
1.200%, 7/8/25	750,000	754,135
1.000%, 9/10/25	500,000	497,116
1.300%, 9/9/26	415,000	414,344
2.300%, 9/9/26	720,000	751,115
2.350%, 1/8/27	500,000	522,193
3.500%, 2/15/28	500,000	550,662
2.000%, 3/24/28	235,000	238,380
1.800%, 1/13/31	350,000	340,983
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	294,409
Capital One Financial Corp.
3.200%, 1/30/23	1,000,000	1,034,577
2.600%, 5/11/23	250,000	257,983
3.900%, 1/29/24	750,000	802,283
3.750%, 4/24/24	1,000,000	1,072,506
3.300%, 10/30/24	350,000	374,680
4.250%, 4/30/25	850,000	939,552
4.200%, 10/29/25	750,000	827,873
3.750%, 7/28/26	2,000,000	2,192,510
3.750%, 3/9/27	1,150,000	1,275,339
3.650%, 5/11/27	500,000	552,502
3.800%, 1/31/28	1,000,000	1,110,153
(SOFR + 1.34%), 2.359%, 7/29/32(k)	1,000,000	977,760
Caterpillar Financial Services Corp.
1.950%, 11/18/22	500,000	509,202
2.550%, 11/29/22	500,000	512,923
0.250%, 3/1/23	335,000	335,008
2.625%, 3/1/23(x)	1,000,000	1,032,143
3.450%, 5/15/23	500,000	524,853
0.650%, 7/7/23	750,000	754,278
0.450%, 9/14/23	535,000	535,328
3.650%, 12/7/23	250,000	267,278
0.450%, 5/17/24	350,000	348,520
2.850%, 5/17/24	350,000	369,595
3.300%, 6/9/24	1,250,000	1,339,251
0.600%, 9/13/24	400,000	399,852
2.150%, 11/8/24	850,000	886,365
3.250%, 12/1/24	500,000	538,733
1.450%, 5/15/25	750,000	764,155
0.800%, 11/13/25(x)	350,000	346,427
0.900%, 3/2/26	750,000	741,317
2.400%, 8/9/26	250,000	263,753
1.150%, 9/14/26	400,000	398,563
1.100%, 9/14/27	750,000	738,899
Discover Financial Services
3.850%, 11/21/22	1,144,000	1,187,795
3.950%, 11/6/24	250,000	270,571
3.750%, 3/4/25	350,000	377,506
4.500%, 1/30/26	500,000	559,568
4.100%, 2/9/27	565,000	628,021
General Motors Financial Co., Inc.
3.250%, 1/5/23	750,000	772,947
3.700%, 5/9/23	875,000	912,481
4.150%, 6/19/23	500,000	527,836
1.700%, 8/18/23	845,000	860,656
5.100%, 1/17/24	500,000	545,028
1.050%, 3/8/24	285,000	285,935
3.950%, 4/13/24	1,000,000	1,068,524
2.900%, 2/26/25	2,000,000	2,092,092
4.350%, 4/9/25	575,000	630,519
2.750%, 6/20/25	1,250,000	1,306,767
4.300%, 7/13/25	1,250,000	1,368,379
1.250%, 1/8/26	750,000	740,446
5.250%, 3/1/26	700,000	799,669
1.500%, 6/10/26	750,000	744,944
4.000%, 10/6/26	750,000	824,096
4.350%, 1/17/27	835,000	934,225
2.700%, 8/20/27	1,000,000	1,038,480
3.850%, 1/5/28	500,000	543,513
2.400%, 4/10/28	600,000	605,228
5.650%, 1/17/29	350,000	419,302
3.600%, 6/21/30	2,000,000	2,145,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.350%, 1/8/31	$500,000	$487,101
2.700%, 6/10/31	750,000	745,843
John Deere Capital Corp.
2.700%, 1/6/23	500,000	514,909
0.250%, 1/17/23	750,000	750,152
2.800%, 3/6/23	500,000	517,521
1.200%, 4/6/23	80,000	81,037
3.450%, 6/7/23	250,000	262,791
0.700%, 7/5/23	250,000	251,228
0.400%, 10/10/23	90,000	89,967
3.650%, 10/12/23	500,000	533,027
0.450%, 1/17/24	750,000	748,927
2.600%, 3/7/24	335,000	351,071
0.450%, 6/7/24	490,000	488,661
3.350%, 6/12/24	650,000	696,827
2.650%, 6/24/24	660,000	695,685
0.625%, 9/10/24(x)	140,000	140,059
2.050%, 1/9/25	350,000	363,278
3.450%, 3/13/25	1,250,000	1,354,373
3.400%, 9/11/25	350,000	381,349
0.700%, 1/15/26	500,000	490,904
2.650%, 6/10/26	500,000	534,332
1.050%, 6/17/26	500,000	497,261
2.250%, 9/14/26	500,000	523,638
1.750%, 3/9/27	175,000	178,560
2.800%, 9/8/27	400,000	429,151
3.050%, 1/6/28	500,000	543,387
1.500%, 3/6/28	750,000	743,848
3.450%, 3/7/29	270,000	299,699
2.800%, 7/18/29	325,000	347,854
2.450%, 1/9/30	290,000	300,629
1.450%, 1/15/31	355,000	339,202
2.000%, 6/17/31	500,000	498,746
PACCAR Financial Corp.
1.900%, 2/7/23	155,000	158,069
0.800%, 6/8/23	140,000	140,822
3.400%, 8/9/23	350,000	369,115
0.350%, 8/11/23	225,000	224,841
0.350%, 2/2/24	200,000	198,924
0.500%, 8/9/24	140,000	139,357
2.150%, 8/15/24(x)	250,000	259,731
1.800%, 2/6/25(x)	175,000	179,524
1.100%, 5/11/26	350,000	348,436
Synchrony Financial
4.375%, 3/19/24	165,000	178,285
4.250%, 8/15/24	750,000	810,334
4.500%, 7/23/25	500,000	551,160
3.700%, 8/4/26	500,000	541,727
3.950%, 12/1/27	1,500,000	1,647,637
5.150%, 3/19/29	250,000	292,657
Toyota Motor Credit Corp.
0.350%, 10/14/22	1,000,000	1,000,465
2.625%, 1/10/23	1,150,000	1,183,397
2.700%, 1/11/23	500,000	515,026
0.400%, 4/6/23	345,000	345,205
0.500%, 8/14/23	770,000	771,640
1.350%, 8/25/23	500,000	509,016
3.350%, 1/8/24	500,000	531,717
0.450%, 1/11/24	750,000	748,245
2.900%, 4/17/24	500,000	528,285
0.500%, 6/18/24	500,000	497,535
0.625%, 9/13/24	375,000	374,171
2.000%, 10/7/24(x)	500,000	517,078
1.800%, 2/13/25	1,000,000	1,026,963
3.400%, 4/14/25	750,000	811,177
0.800%, 10/16/25	1,000,000	986,975
0.800%, 1/9/26	500,000	492,737
1.125%, 6/18/26(x)	850,000	845,033
1.150%, 8/13/27	590,000	576,969
3.050%, 1/11/28	500,000	540,682
1.900%, 4/6/28	600,000	605,618
3.650%, 1/8/29	500,000	560,016
2.150%, 2/13/30	500,000	505,468
1.650%, 1/10/31	550,000	533,007
1.900%, 9/12/31	500,000	490,464

		116,619,492

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc.
3.000%, 2/11/23	500,000	517,833
2.750%, 3/15/23	1,000,000	1,031,146
3.125%, 3/15/26	1,395,000	1,513,859
Block Financial LLC
5.250%, 10/1/25(x)	500,000	564,871
2.500%, 7/15/28	350,000	353,945
3.875%, 8/15/30	230,000	249,779
GE Capital Funding LLC
3.450%, 5/15/25	750,000	809,243
4.050%, 5/15/27	750,000	840,913
4.400%, 5/15/30	1,065,000	1,235,682
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	5,000,000	5,415,937
National Rural Utilities Cooperative Finance Corp.
2.700%, 2/15/23	500,000	514,097
3.400%, 11/15/23	1,000,000	1,054,727
2.950%, 2/7/24	210,000	220,261
0.350%, 2/8/24	360,000	357,716
3.250%, 11/1/25	250,000	269,008
1.000%, 6/15/26	500,000	493,185
3.050%, 4/25/27	350,000	377,956
3.400%, 2/7/28	500,000	545,659
3.900%, 11/1/28	250,000	280,723
(ICE LIBOR USD 3 Month + 2.91%), 4.750%, 4/30/43(k)	350,000	365,866
ORIX Corp.
4.050%, 1/16/24	500,000	536,654
3.250%, 12/4/24	750,000	803,850
3.700%, 7/18/27	400,000	442,292
2.250%, 3/9/31(x)	350,000	348,018
Private Export Funding Corp.
Series II
2.050%, 11/15/22	1,125,000	1,147,021
Series KK
3.550%, 1/15/24	729,000	780,556
Shell International Finance BV
3.400%, 8/12/23	900,000	950,235
0.375%, 9/15/23	1,000,000	1,001,100
3.500%, 11/13/23	525,000	557,699
2.000%, 11/7/24	750,000	778,450
3.250%, 5/11/25	2,500,000	2,698,546
2.875%, 5/10/26(x)	1,250,000	1,345,914
2.500%, 9/12/26	1,000,000	1,059,191
3.875%, 11/13/28	750,000	851,175
2.375%, 11/7/29	750,000	776,559
2.750%, 4/6/30	415,000	439,978
Voya Financial, Inc.
3.125%, 7/15/24	700,000	743,789
3.650%, 6/15/26	625,000	684,161

		32,957,594

Insurance (0.8%)
Aflac, Inc.
3.625%, 11/15/24	1,000,000	1,087,886
1.125%, 3/15/26	205,000	204,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Alleghany Corp.
3.625%, 5/15/30	$500,000	$545,674
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	271,950
Allstate Corp. (The)
3.150%, 6/15/23	156,000	163,257
0.750%, 12/15/25	185,000	182,685
3.280%, 12/15/26	500,000	547,081
1.450%, 12/15/30	300,000	286,104
Series B
(ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53(k)	500,000	536,797
American Financial Group, Inc.
3.500%, 8/15/26	635,000	689,933
American International Group, Inc.
2.500%, 6/30/25	750,000	785,309
3.750%, 7/10/25	1,380,000	1,498,180
3.900%, 4/1/26	2,000,000	2,215,685
4.200%, 4/1/28	375,000	425,613
4.250%, 3/15/29	500,000	572,785
3.400%, 6/30/30	750,000	817,186
Aon Corp.
2.200%, 11/15/22	220,000	224,365
4.500%, 12/15/28	650,000	750,938
3.750%, 5/2/29	350,000	388,839
2.800%, 5/15/30	500,000	518,867
2.050%, 8/23/31	750,000	729,786
Aon plc
3.500%, 6/14/24	350,000	373,237
3.875%, 12/15/25	600,000	660,155
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	561,667
Assurant, Inc.
4.200%, 9/27/23	250,000	266,340
4.900%, 3/27/28	250,000	288,283
2.650%, 1/15/32	500,000	494,123
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24(x)	484,000	535,346
Athene Holding Ltd.
4.125%, 1/12/28	750,000	829,406
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	272,684
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	212,500
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	557,956
Berkshire Hathaway Finance Corp.
1.850%, 3/12/30	165,000	164,452
1.450%, 10/15/30	395,000	379,278
Brighthouse Financial, Inc.
3.700%, 6/22/27(x)	2,000,000	2,183,909
5.625%, 5/15/30	145,000	174,792
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	379,998
4.500%, 3/15/29	300,000	341,057
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	640,848
3.150%, 3/15/25	1,000,000	1,071,135
3.350%, 5/3/26	410,000	447,747
1.375%, 9/15/30	1,665,000	1,571,304
CNA Financial Corp.
4.500%, 3/1/26	500,000	563,644
3.450%, 8/15/27	500,000	549,001
3.900%, 5/1/29	210,000	234,552
2.050%, 8/15/30	170,000	166,184
Enstar Group Ltd.
4.950%, 6/1/29	350,000	394,362
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	284,743
4.625%, 4/29/30	750,000	848,049
3.375%, 3/3/31§	355,000	367,671
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	540,117
3.400%, 6/15/30	300,000	322,049
First American Financial Corp.
4.600%, 11/15/24	500,000	549,334
4.000%, 5/15/30	180,000	197,739
2.400%, 8/15/31	315,000	306,774
Globe Life, Inc.
4.550%, 9/15/28	500,000	578,857
2.150%, 8/15/30	500,000	492,759
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	839,811
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	557,891
Kemper Corp.
4.350%, 2/15/25	355,000	387,187
2.400%, 9/30/30	500,000	493,191
Lincoln National Corp.
4.000%, 9/1/23	215,000	229,140
3.625%, 12/12/26	500,000	549,579
Loews Corp.
2.625%, 5/15/23	900,000	927,144
3.750%, 4/1/26	300,000	331,370
3.200%, 5/15/30	60,000	64,274
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,117,968
2.484%, 5/19/27	350,000	365,894
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	820,972
Markel Corp.
3.500%, 11/1/27	350,000	382,140
3.350%, 9/17/29	90,000	97,237
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	500,000	537,359
3.500%, 6/3/24	1,000,000	1,065,045
4.375%, 3/15/29	700,000	811,689
Mercury General Corp.
4.400%, 3/15/27	300,000	337,904
MetLife, Inc.
3.000%, 3/1/25	500,000	532,365
3.600%, 11/13/25	1,300,000	1,420,900
Series D
4.368%, 9/15/23(e)	667,000	716,581
Old Republic International Corp.
4.875%, 10/1/24	400,000	443,833
3.875%, 8/26/26	500,000	553,448
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	384,640
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	376,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.700%, 5/15/29	$375,000	$417,715
2.125%, 6/15/30	750,000	742,860
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	253,596
3.878%, 3/27/28	650,000	736,968
2.100%, 3/10/30(x)	235,000	236,231
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43(k)	1,000,000	1,063,809
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	1,075,000	1,159,548
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	2,500,000	2,915,794
Prudential plc
3.125%, 4/14/30	1,500,000	1,612,560
Reinsurance Group of America, Inc.
4.700%, 9/15/23	1,000,000	1,076,013
3.900%, 5/15/29	175,000	195,140
3.150%, 6/15/30	175,000	185,523
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	268,996
3.450%, 7/1/27	195,000	211,302
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	545,206
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	260,492
Trinity Acquisition plc
4.400%, 3/15/26	250,000	279,658
Unum Group
4.000%, 3/15/24	300,000	321,278
4.000%, 6/15/29	180,000	199,053
Willis North America, Inc.
3.600%, 5/15/24	550,000	586,267
4.500%, 9/15/28	500,000	570,308
2.950%, 9/15/29	540,000	561,381

		60,989,328

Thrifts & Mortgage Finance (0.0%)
BPCE SA
4.000%, 4/15/24	1,250,000	1,352,368
3.375%, 12/2/26	500,000	544,088

		1,896,456

Total Financials		1,066,840,349

Health Care (2.9%)
Biotechnology (0.6%)
AbbVie, Inc.
3.250%, 10/1/22	1,300,000	1,328,268
2.900%, 11/6/22	2,519,000	2,585,473
3.200%, 11/6/22	1,000,000	1,025,954
2.300%, 11/21/22	965,000	985,617
2.850%, 5/14/23	1,000,000	1,034,420
3.750%, 11/14/23	700,000	746,850
3.850%, 6/15/24	1,250,000	1,344,915
2.600%, 11/21/24	2,790,000	2,927,277
3.800%, 3/15/25	1,125,000	1,226,253
3.600%, 5/14/25	3,000,000	3,246,284
3.200%, 5/14/26	1,500,000	1,615,876
2.950%, 11/21/26	1,430,000	1,531,233
3.200%, 11/21/29	3,790,000	4,087,552
Amgen, Inc.
2.250%, 8/19/23	1,150,000	1,187,179
3.625%, 5/22/24	750,000	802,148
1.900%, 2/21/25	265,000	272,225
3.125%, 5/1/25	250,000	266,639
2.600%, 8/19/26	1,150,000	1,211,779
2.200%, 2/21/27	705,000	728,674
3.200%, 11/2/27	1,250,000	1,358,382
1.650%, 8/15/28	600,000	588,551
2.450%, 2/21/30	950,000	969,225
Baxalta, Inc.
4.000%, 6/23/25	239,000	261,086
Biogen, Inc.
4.050%, 9/15/25	570,000	628,371
2.250%, 5/1/30	735,000	729,762
Gilead Sciences, Inc.
2.500%, 9/1/23	755,000	782,399
0.750%, 9/29/23	465,000	465,055
3.700%, 4/1/24	1,000,000	1,068,339
3.650%, 3/1/26	2,500,000	2,743,618
1.200%, 10/1/27	235,000	229,518
1.650%, 10/1/30	2,790,000	2,668,436
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	2,350,000	2,231,843

		42,879,201

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.400%, 11/30/23	1,224,000	1,294,955
2.950%, 3/15/25	1,000,000	1,065,352
3.875%, 9/15/25	490,000	541,940
3.750%, 11/30/26	978,000	1,096,202
1.150%, 1/30/28	170,000	165,438
1.400%, 6/30/30	160,000	153,681
Baxter International, Inc.
2.600%, 8/15/26	500,000	526,617
Becton Dickinson and Co.
3.363%, 6/6/24	454,000	482,772
3.734%, 12/15/24	508,000	548,962
3.700%, 6/6/27	1,467,000	1,621,569
2.823%, 5/20/30	355,000	370,810
1.957%, 2/11/31	665,000	645,507
Boston Scientific Corp.
3.450%, 3/1/24	625,000	664,010
3.850%, 5/15/25	382,000	417,583
1.900%, 6/1/25	310,000	317,524
3.750%, 3/1/26	1,000,000	1,100,359
4.000%, 3/1/29	700,000	793,711
Danaher Corp.
3.350%, 9/15/25	310,000	336,048
DH Europe Finance II SARL
2.050%, 11/15/22	500,000	509,285
2.200%, 11/15/24	500,000	520,718
2.600%, 11/15/29	315,000	326,894
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	858,390
Medtronic, Inc.
3.500%, 3/15/25	934,000	1,012,248
Smith & Nephew plc
2.032%, 10/14/30	500,000	487,248
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	437,844
Stryker Corp.
0.600%, 12/1/23	165,000	164,494
1.150%, 6/15/25	500,000	500,562
3.375%, 11/1/25	2,000,000	2,170,192
3.500%, 3/15/26	375,000	410,128
3.650%, 3/7/28	600,000	667,397
1.950%, 6/15/30	500,000	493,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Zimmer Biomet Holdings, Inc.
3.700%, 3/19/23	$575,000	$599,306
3.550%, 4/1/25	1,075,000	1,153,363

		22,454,498

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	262,101
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	112,220
Series 2020
2.211%, 6/15/30	150,000	151,548
Aetna, Inc.
2.750%, 11/15/22	1,000,000	1,019,945
2.800%, 6/15/23	675,000	698,765
3.500%, 11/15/24	500,000	536,946
AmerisourceBergen Corp.
0.737%, 3/15/23	320,000	320,435
3.400%, 5/15/24	600,000	635,520
3.450%, 12/15/27	400,000	436,257
2.800%, 5/15/30	750,000	775,331
2.700%, 3/15/31	600,000	612,032
Anthem, Inc.
2.950%, 12/1/22	800,000	822,225
3.300%, 1/15/23	150,000	155,531
0.450%, 3/15/23	630,000	630,629
3.500%, 8/15/24	1,000,000	1,070,000
3.350%, 12/1/24	500,000	536,493
2.375%, 1/15/25	555,000	580,242
1.500%, 3/15/26	750,000	756,657
3.650%, 12/1/27	715,000	793,061
4.101%, 3/1/28	3,000,000	3,397,001
2.875%, 9/15/29(x)	200,000	210,862
2.250%, 5/15/30	165,000	165,224
2.550%, 3/15/31	750,000	769,201
Banner Health
2.338%, 1/1/30	190,000	194,055
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	48,678
Cardinal Health, Inc.
3.200%, 3/15/23	1,000,000	1,039,124
3.079%, 6/15/24	500,000	527,750
3.410%, 6/15/27	1,250,000	1,363,523
Cigna Corp.
3.050%, 11/30/22	775,000	798,061
3.750%, 7/15/23	539,000	569,669
0.613%, 3/15/24	300,000	299,201
3.250%, 4/15/25	2,000,000	2,136,856
4.125%, 11/15/25	525,000	584,065
4.500%, 2/25/26	1,000,000	1,132,392
1.250%, 3/15/26(x)	500,000	496,693
4.375%, 10/15/28	1,340,000	1,547,565
2.400%, 3/15/30	4,350,000	4,405,639
2.375%, 3/15/31	450,000	453,260
CommonSpirit Health
2.760%, 10/1/24	150,000	157,694
1.547%, 10/1/25	330,000	331,404
3.347%, 10/1/29	185,000	198,693
2.782%, 10/1/30	340,000	350,265
CVS Health Corp.
2.750%, 12/1/22	2,000,000	2,043,305
3.700%, 3/9/23	179,000	186,914
2.625%, 8/15/24	235,000	246,915
4.100%, 3/25/25	961,000	1,053,378
3.875%, 7/20/25	2,400,000	2,627,828
2.875%, 6/1/26	1,500,000	1,595,710
3.000%, 8/15/26	250,000	268,352
1.300%, 8/21/27	1,500,000	1,472,972
4.300%, 3/25/28	2,587,000	2,946,743
3.250%, 8/15/29	335,000	359,921
1.750%, 8/21/30	6,500,000	6,220,804
HCA, Inc.
4.750%, 5/1/23	845,000	894,145
5.000%, 3/15/24	1,360,000	1,492,964
5.250%, 4/15/25	945,000	1,067,623
5.250%, 6/15/26	1,000,000	1,147,381
4.500%, 2/15/27	820,000	924,616
4.125%, 6/15/29	525,000	584,882
2.375%, 7/15/31	750,000	733,582
Humana, Inc.
2.900%, 12/15/22	350,000	359,780
0.650%, 8/3/23	250,000	250,089
1.350%, 2/3/27	540,000	531,800
3.950%, 3/15/27	375,000	419,193
3.125%, 8/15/29	625,000	663,905
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	407,157
Laboratory Corp. of America Holdings
4.000%, 11/1/23	500,000	530,357
3.250%, 9/1/24	750,000	798,525
2.300%, 12/1/24	250,000	260,100
1.550%, 6/1/26	1,070,000	1,071,787
McKesson Corp.
0.900%, 12/3/25	295,000	290,586
1.300%, 8/15/26	1,665,000	1,650,823
Mercy Health
Series 2018
4.302%, 7/1/28	125,000	143,147
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	126,060
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	423,111
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	430,057
3.450%, 6/1/26	775,000	842,691
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	750,000	784,074
Sutter Health
Series 20A
1.321%, 8/15/25	350,000	351,123
2.294%, 8/15/30	415,000	417,419
Toledo Hospital (The)
Series B
5.325%, 11/15/28(x)	300,000	339,913
UnitedHealth Group, Inc.
2.375%, 10/15/22	750,000	765,858
2.750%, 2/15/23	1,000,000	1,027,244
2.875%, 3/15/23	600,000	621,995
3.500%, 6/15/23	650,000	683,970
3.500%, 2/15/24	200,000	213,726
0.550%, 5/15/24	665,000	664,777
2.375%, 8/15/24	250,000	261,735
3.750%, 7/15/25	1,000,000	1,101,767
3.700%, 12/15/25	200,000	220,443
1.250%, 1/15/26	265,000	265,257
3.100%, 3/15/26	500,000	541,471
1.150%, 5/15/26	750,000	750,075
3.450%, 1/15/27	750,000	826,065
2.950%, 10/15/27	1,000,000	1,081,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.850%, 6/15/28	$1,000,000	$1,129,682
3.875%, 12/15/28	250,000	284,158
2.875%, 8/15/29	770,000	824,340
2.000%, 5/15/30	395,000	395,490
2.300%, 5/15/31	750,000	764,912
Universal Health Services, Inc.
1.650%, 9/1/26§	625,000	620,465

		82,087,824

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	1,094,000	1,150,703
2.750%, 9/15/29	175,000	182,636
2.100%, 6/4/30	290,000	286,855
2.300%, 3/12/31	750,000	751,421
Illumina, Inc.
0.550%, 3/23/23	225,000	225,038
2.550%, 3/23/31	225,000	226,718
PerkinElmer, Inc.
0.850%, 9/15/24	295,000	295,031
3.300%, 9/15/29	625,000	671,741
2.550%, 3/15/31	415,000	420,556
2.250%, 9/15/31	355,000	350,816
Thermo Fisher Scientific, Inc.
3.650%, 12/15/25	500,000	544,685
2.950%, 9/19/26	245,000	262,902
3.200%, 8/15/27	1,000,000	1,096,408
1.750%, 10/15/28	890,000	887,856

		7,353,366

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
0.700%, 5/28/24	400,000	399,589
1.200%, 5/28/26	250,000	249,488
1.750%, 5/28/28	400,000	401,885
2.250%, 5/28/31	325,000	329,137
AstraZeneca plc
0.300%, 5/26/23	375,000	374,177
3.500%, 8/17/23	350,000	369,635
3.375%, 11/16/25	1,500,000	1,635,901
0.700%, 4/8/26	1,000,000	976,621
3.125%, 6/12/27	1,150,000	1,249,136
1.375%, 8/6/30	1,000,000	948,881
Bristol-Myers Squibb Co.
2.750%, 2/15/23	500,000	515,181
3.250%, 2/20/23	1,202,000	1,247,664
0.537%, 11/13/23	395,000	394,990
2.900%, 7/26/24	708,000	750,448
3.875%, 8/15/25	472,000	519,798
0.750%, 11/13/25	600,000	591,240
3.200%, 6/15/26	600,000	652,531
3.250%, 2/27/27	750,000	820,297
1.125%, 11/13/27	600,000	592,457
3.450%, 11/15/27	750,000	831,138
3.900%, 2/20/28	3,750,000	4,230,519
3.400%, 7/26/29	2,500,000	2,767,438
1.450%, 11/13/30(x)	355,000	339,157
Eli Lilly and Co.
2.750%, 6/1/25	707,000	748,725
3.375%, 3/15/29	258,000	284,762
GlaxoSmithKline Capital plc
0.534%, 10/1/23	550,000	550,374
3.000%, 6/1/24	875,000	928,490
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,197,970
3.375%, 5/15/23	500,000	524,582
3.625%, 5/15/25	280,000	306,254
3.875%, 5/15/28	500,000	563,314
Johnson & Johnson
2.050%, 3/1/23(x)	750,000	766,837
3.375%, 12/5/23	500,000	532,902
2.625%, 1/15/25	750,000	791,400
0.550%, 9/1/25	500,000	492,006
2.450%, 3/1/26	750,000	794,152
2.950%, 3/3/27	2,000,000	2,173,017
0.950%, 9/1/27	625,000	611,197
1.300%, 9/1/30	705,000	679,254
Merck & Co., Inc.
2.800%, 5/18/23	1,700,000	1,766,861
2.900%, 3/7/24	340,000	358,051
2.750%, 2/10/25	1,000,000	1,057,018
0.750%, 2/24/26	440,000	434,115
3.400%, 3/7/29	750,000	832,240
1.450%, 6/24/30	895,000	864,141
Mylan, Inc.
4.550%, 4/15/28	500,000	568,990
Novartis Capital Corp.
3.400%, 5/6/24	1,000,000	1,072,400
1.750%, 2/14/25	750,000	771,013
3.000%, 11/20/25	1,500,000	1,615,954
2.000%, 2/14/27	750,000	774,588
3.100%, 5/17/27	1,000,000	1,089,543
Pfizer, Inc.
3.000%, 6/15/23	1,000,000	1,044,497
3.200%, 9/15/23	750,000	789,413
2.950%, 3/15/24	750,000	791,771
3.400%, 5/15/24	1,500,000	1,606,314
0.800%, 5/28/25	315,000	313,791
2.750%, 6/3/26	1,000,000	1,075,501
3.000%, 12/15/26	1,500,000	1,638,505
3.600%, 9/15/28	1,350,000	1,512,856
3.450%, 3/15/29	1,000,000	1,114,069
1.700%, 5/28/30	250,000	246,650
1.750%, 8/18/31	490,000	478,079
Royalty Pharma plc
0.750%, 9/2/23	535,000	536,199
1.200%, 9/2/25	715,000	709,263
1.750%, 9/2/27	455,000	451,360
2.200%, 9/2/30	415,000	405,441
Sanofi
3.375%, 6/19/23	750,000	786,558
3.625%, 6/19/28	750,000	847,854
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	2,250,000	2,345,535
3.200%, 9/23/26	2,450,000	2,640,307
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23	1,000,000	1,079,593
5.000%, 11/26/28	1,000,000	1,197,614
2.050%, 3/31/30	470,000	461,258
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	1,750,000	1,927,986
Viatris, Inc.
1.650%, 6/22/25§	535,000	540,223
2.300%, 6/22/27§	375,000	382,424
2.700%, 6/22/30§	885,000	891,048
Zoetis, Inc.
3.250%, 2/1/23	1,185,000	1,221,618
4.500%, 11/13/25	750,000	841,540
3.000%, 9/12/27	500,000	537,472
3.900%, 8/20/28	350,000	393,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 5/15/30	$500,000	$492,797

		73,638,081

Total Health Care		228,412,970

Industrials (2.0%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
1.167%, 2/4/23	780,000	781,526
2.800%, 3/1/23	1,000,000	1,027,805
4.508%, 5/1/23	1,500,000	1,584,192
1.875%, 6/15/23	300,000	305,272
1.950%, 2/1/24	330,000	337,316
1.433%, 2/4/24	835,000	836,332
2.800%, 3/1/24	500,000	519,307
2.850%, 10/30/24	300,000	313,576
4.875%, 5/1/25	1,430,000	1,591,742
2.600%, 10/30/25(x)	650,000	672,021
2.750%, 2/1/26	600,000	624,172
2.196%, 2/4/26	1,250,000	1,260,111
3.100%, 5/1/26	500,000	526,561
2.250%, 6/15/26	300,000	305,487
2.700%, 2/1/27	365,000	377,894
5.040%, 5/1/27	1,500,000	1,722,711
3.250%, 2/1/28	600,000	632,535
3.450%, 11/1/28	300,000	315,563
3.200%, 3/1/29	500,000	518,254
2.950%, 2/1/30	750,000	760,952
5.150%, 5/1/30	3,000,000	3,506,862
General Dynamics Corp.
2.250%, 11/15/22	1,094,000	1,112,036
3.375%, 5/15/23	625,000	654,047
1.875%, 8/15/23	650,000	666,092
2.375%, 11/15/24	500,000	524,194
3.500%, 5/15/25	750,000	812,317
1.150%, 6/1/26(x)	415,000	416,292
2.125%, 8/15/26	750,000	778,276
3.750%, 5/15/28	805,000	901,713
Huntington Ingalls Industries, Inc.
0.670%, 8/16/23§	305,000	304,999
2.043%, 8/16/28§	1,000,000	984,195
L3Harris Technologies, Inc.
3.850%, 6/15/23	535,000	563,697
3.950%, 5/28/24	206,000	220,666
3.832%, 4/27/25	200,000	217,394
3.850%, 12/15/26	245,000	271,366
4.400%, 6/15/28	1,750,000	1,992,975
Leidos, Inc.
2.950%, 5/15/23	110,000	113,756
3.625%, 5/15/25	120,000	129,214
4.375%, 5/15/30	95,000	107,588
Lockheed Martin Corp.
3.100%, 1/15/23	500,000	515,695
2.900%, 3/1/25	250,000	265,387
3.550%, 1/15/26	1,250,000	1,377,886
Northrop Grumman Corp.
3.250%, 8/1/23	2,100,000	2,206,965
2.930%, 1/15/25	1,000,000	1,057,761
3.250%, 1/15/28	1,500,000	1,618,677
Precision Castparts Corp.
2.500%, 1/15/23	562,000	574,488
3.250%, 6/15/25	750,000	806,511
Raytheon Technologies Corp.
3.200%, 3/15/24	1,000,000	1,058,267
3.950%, 8/16/25	375,000	412,855
3.500%, 3/15/27	715,000	782,871
3.125%, 5/4/27	1,250,000	1,352,411
4.125%, 11/16/28	2,000,000	2,275,298
1.900%, 9/1/31	1,520,000	1,473,911
Textron, Inc.
3.875%, 3/1/25	285,000	308,375
4.000%, 3/15/26	175,000	192,959
3.650%, 3/15/27	250,000	274,024

		45,845,349

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	565,666
FedEx Corp.
3.250%, 4/1/26	500,000	541,839
3.400%, 2/15/28	500,000	546,512
4.200%, 10/17/28	500,000	571,974
3.100%, 8/5/29	750,000	797,622
United Parcel Service, Inc.
2.450%, 10/1/22	1,000,000	1,021,916
2.500%, 4/1/23	750,000	773,011
2.200%, 9/1/24	150,000	156,624
2.800%, 11/15/24(x)	500,000	531,135
3.050%, 11/15/27(x)	750,000	822,867
3.400%, 3/15/29	310,000	342,358
2.500%, 9/1/29	150,000	157,063

		6,828,587

Airlines (0.1%)
Southwest Airlines Co.
2.750%, 11/16/22	250,000	255,398
4.750%, 5/4/23	1,465,000	1,560,176
5.250%, 5/4/25	765,000	862,668
3.000%, 11/15/26	250,000	265,833
5.125%, 6/15/27	850,000	994,134
3.450%, 11/16/27	250,000	269,542
2.625%, 2/10/30	350,000	353,626

		4,561,377

Building Products (0.1%)
Carlisle Cos., Inc.
0.550%, 9/1/23	190,000	189,718
3.500%, 12/1/24	530,000	567,123
Carrier Global Corp.
2.242%, 2/15/25	750,000	775,310
2.493%, 2/15/27	830,000	865,555
2.722%, 2/15/30	1,570,000	1,618,341
Fortune Brands Home & Security, Inc.
4.000%, 9/21/23	500,000	531,663
4.000%, 6/15/25	350,000	382,500
3.250%, 9/15/29	350,000	376,741
Johnson Controls International plc
3.625%, 7/2/24(e)	200,000	213,449
1.750%, 9/15/30	265,000	256,850
2.000%, 9/16/31	585,000	567,399
Lennox International, Inc.
3.000%, 11/15/23	175,000	182,951
1.350%, 8/1/25	135,000	134,899
1.700%, 8/1/27	100,000	99,338
Masco Corp.
1.500%, 2/15/28	375,000	364,394
2.000%, 10/1/30	500,000	483,236
2.000%, 2/15/31	500,000	481,036
Owens Corning
4.200%, 12/1/24	300,000	328,692
3.400%, 8/15/26	285,000	307,862
3.950%, 8/15/29	250,000	278,161

		9,005,218

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	600,000	669,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
RELX Capital, Inc.
3.500%, 3/16/23	$925,000	$963,549
4.000%, 3/18/29	750,000	841,793
3.000%, 5/22/30	250,000	264,702
Republic Services, Inc.
4.750%, 5/15/23	546,000	577,902
2.500%, 8/15/24	235,000	245,777
0.875%, 11/15/25	200,000	197,081
3.375%, 11/15/27	275,000	299,963
3.950%, 5/15/28	750,000	840,937
Steelcase, Inc.
5.125%, 1/18/29	350,000	402,665
Waste Connections, Inc.
3.500%, 5/1/29	750,000	821,685
Waste Management, Inc.
0.750%, 11/15/25	135,000	132,531
3.150%, 11/15/27	750,000	812,198
1.150%, 3/15/28	195,000	187,259
2.000%, 6/1/29	250,000	251,094

		7,508,976

Construction & Engineering (0.0%)
Quanta Services, Inc.
0.950%, 10/1/24	160,000	160,064
2.900%, 10/1/30	1,000,000	1,032,277

		1,192,341

Electrical Equipment (0.1%)
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,570,385
3.103%, 9/15/27	500,000	541,905
Emerson Electric Co.
2.625%, 2/15/23	256,000	262,329
3.150%, 6/1/25	350,000	374,993
0.875%, 10/15/26	665,000	651,969
1.800%, 10/15/27	235,000	238,680
Hubbell, Inc.
3.350%, 3/1/26	750,000	806,364
3.150%, 8/15/27	150,000	160,270
3.500%, 2/15/28	500,000	542,234
2.300%, 3/15/31	290,000	288,116
Rockwell Automation, Inc.
0.350%, 8/15/23(x)	235,000	234,920
2.875%, 3/1/25	500,000	527,476
3.500%, 3/1/29	300,000	332,472
1.750%, 8/15/31	200,000	194,540

		6,726,653

Industrial Conglomerates (0.2%)
3M Co.
1.750%, 2/14/23	350,000	356,565
2.250%, 3/15/23	355,000	364,178
3.250%, 2/14/24	850,000	902,017
2.000%, 2/14/25	500,000	517,231
3.000%, 8/7/25	750,000	805,800
2.250%, 9/19/26	500,000	523,498
2.875%, 10/15/27	500,000	540,241
3.625%, 9/14/28	500,000	558,078
2.375%, 8/26/29	750,000	777,022
General Electric Co.
3.450%, 5/1/27	2,000,000	2,191,414
Honeywell International, Inc.
2.300%, 8/15/24	500,000	523,078
1.350%, 6/1/25	500,000	507,363
2.500%, 11/1/26	1,000,000	1,060,006
1.100%, 3/1/27	1,200,000	1,186,878
2.700%, 8/15/29	295,000	312,795
1.950%, 6/1/30	1,000,000	1,001,777
1.750%, 9/1/31	960,000	931,998
Pentair Finance SARL
4.500%, 7/1/29	250,000	285,486
Roper Technologies, Inc.
3.125%, 11/15/22	625,000	639,256
3.650%, 9/15/23	1,000,000	1,059,302
2.350%, 9/15/24	165,000	172,701
1.000%, 9/15/25	310,000	307,294
3.850%, 12/15/25	125,000	137,074
3.800%, 12/15/26	285,000	316,517
1.400%, 9/15/27	375,000	369,080
2.950%, 9/15/29	210,000	222,059
2.000%, 6/30/30	440,000	430,183
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26	500,000	543,555
3.800%, 3/21/29	500,000	558,509

		18,100,955

Machinery (0.2%)
Caterpillar, Inc.
3.400%, 5/15/24	715,000	762,154
2.600%, 9/19/29	350,000	367,476
1.900%, 3/12/31(x)	350,000	346,986
CNH Industrial Capital LLC
1.950%, 7/2/23	160,000	163,359
4.200%, 1/15/24	700,000	750,818
1.875%, 1/15/26	875,000	885,795
1.450%, 7/15/26	500,000	497,926
CNH Industrial NV
3.850%, 11/15/27	655,000	725,178
Crane Co.
4.450%, 12/15/23	400,000	428,974
Cummins, Inc.
3.650%, 10/1/23	500,000	528,283
0.750%, 9/1/25(x)	165,000	163,234
Dover Corp.
3.150%, 11/15/25	250,000	266,887
2.950%, 11/4/29	105,000	111,361
Flowserve Corp.
4.000%, 11/15/23	700,000	737,508
Fortive Corp.
3.150%, 6/15/26	1,500,000	1,613,470
IDEX Corp.
3.000%, 5/1/30	250,000	261,701
Illinois Tool Works, Inc.
3.500%, 3/1/24	1,000,000	1,064,035
2.650%, 11/15/26	950,000	1,014,620
Kennametal, Inc.
4.625%, 6/15/28	250,000	280,548
nVent Finance SARL
3.950%, 4/15/23(x)	500,000	519,904
Oshkosh Corp.
4.600%, 5/15/28	250,000	285,657
Otis Worldwide Corp.
2.056%, 4/5/25	1,030,000	1,061,557
2.293%, 4/5/27	800,000	830,772
2.565%, 2/15/30	925,000	949,630
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	173,215
3.300%, 11/21/24	600,000	642,223
3.250%, 6/14/29	270,000	289,233
Stanley Black & Decker, Inc.
3.400%, 3/1/26	355,000	386,591
4.250%, 11/15/28	350,000	404,229
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60(k)	310,000	332,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)	$750,000	$803,438
3.200%, 6/15/25	180,000	190,834
3.450%, 11/15/26	500,000	534,100
4.950%, 9/15/28(e)	750,000	863,940
Xylem, Inc.
3.250%, 11/1/26	570,000	619,315
1.950%, 1/30/28	350,000	351,094

		20,209,041

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	461,000	473,211
3.950%, 6/15/23	100,000	105,344
2.600%, 12/1/24	250,000	262,214
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	534,858
3.350%, 5/15/26	570,000	616,269
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	440,551
4.125%, 3/15/29	500,000	568,003

		3,000,450

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.850%, 9/1/23	750,000	793,005
3.750%, 4/1/24	250,000	267,609
3.400%, 9/1/24	500,000	536,003
3.000%, 4/1/25	750,000	798,973
3.650%, 9/1/25	500,000	547,105
3.250%, 6/15/27	400,000	440,405
Canadian National Railway Co.
2.950%, 11/21/24	250,000	265,082
Canadian Pacific Railway Co.
2.900%, 2/1/25	1,000,000	1,054,590
2.050%, 3/5/30	180,000	177,369
CSX Corp.
3.350%, 11/1/25	500,000	541,223
2.600%, 11/1/26	750,000	794,014
3.250%, 6/1/27	550,000	598,830
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	551,444
Kansas City Southern
3.000%, 5/15/23	121,000	125,026
2.875%, 11/15/29	310,000	324,416
Norfolk Southern Corp.
2.903%, 2/15/23	1,150,000	1,182,243
3.650%, 8/1/25	1,000,000	1,091,349
2.900%, 6/15/26	500,000	533,686
3.150%, 6/1/27	365,000	395,383
3.800%, 8/1/28	850,000	949,540
2.550%, 11/1/29	500,000	517,063
2.300%, 5/15/31	500,000	503,488
Ryder System, Inc.
3.400%, 3/1/23	650,000	675,155
3.750%, 6/9/23	500,000	526,524
3.875%, 12/1/23	250,000	267,093
3.650%, 3/18/24	350,000	374,484
2.500%, 9/1/24	385,000	402,708
3.350%, 9/1/25	500,000	535,418
2.900%, 12/1/26	220,000	233,335
Union Pacific Corp.
2.950%, 1/15/23	500,000	512,826
2.750%, 4/15/23	1,000,000	1,029,230
3.500%, 6/8/23	750,000	787,058
3.646%, 2/15/24	500,000	531,476
3.150%, 3/1/24	200,000	211,600
3.750%, 7/15/25	625,000	684,687
3.250%, 8/15/25	250,000	268,809
2.750%, 3/1/26	250,000	265,541
2.150%, 2/5/27	500,000	517,680
3.000%, 4/15/27	1,000,000	1,076,945
3.700%, 3/1/29	530,000	589,926
2.400%, 2/5/30	430,000	441,608
2.375%, 5/20/31	470,000	481,222

		23,401,171

Trading Companies & Distributors (0.2%)
Air Lease Corp.
2.250%, 1/15/23	235,000	239,943
2.750%, 1/15/23	400,000	410,349
3.875%, 7/3/23	500,000	525,716
0.800%, 8/18/24	415,000	412,037
4.250%, 9/15/24	1,000,000	1,083,414
2.300%, 2/1/25	350,000	359,050
3.250%, 3/1/25	3,000,000	3,167,474
3.375%, 7/1/25	235,000	249,409
2.875%, 1/15/26	790,000	823,595
3.750%, 6/1/26	375,000	405,875
1.875%, 8/17/26	375,000	373,166
2.100%, 9/1/28	455,000	442,826
3.000%, 2/1/30	250,000	252,740
3.125%, 12/1/30	350,000	355,947
Aircastle Ltd.
5.000%, 4/1/23	465,000	493,237
4.400%, 9/25/23	500,000	531,796
4.125%, 5/1/24	465,000	493,858
4.250%, 6/15/26	235,000	256,407
GATX Corp.
4.350%, 2/15/24	1,000,000	1,077,630
3.250%, 3/30/25	400,000	424,388
WW Grainger, Inc.
1.850%, 2/15/25	350,000	359,348

		12,738,205

Total Industrials		159,118,323

Information Technology (3.1%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.600%, 2/28/23	500,000	515,731
2.200%, 9/20/23(x)	750,000	775,371
3.625%, 3/4/24	1,000,000	1,073,987
3.500%, 6/15/25	425,000	463,084
2.950%, 2/28/26	750,000	811,632
2.500%, 9/20/26(x)	1,150,000	1,228,501
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	208,525
3.750%, 8/15/29	500,000	547,564
2.000%, 12/10/30	320,000	305,696
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	631,604
4.600%, 5/23/29	350,000	405,042
2.750%, 5/24/31	1,500,000	1,527,300

		8,494,037

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	529,089
3.550%, 10/1/27	500,000	538,751
Amphenol Corp.
3.200%, 4/1/24	250,000	264,531
2.050%, 3/1/25	1,000,000	1,030,296
2.200%, 9/15/31	440,000	435,940
Arrow Electronics, Inc.
3.250%, 9/8/24	300,000	317,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Avnet, Inc.
4.625%, 4/15/26	$500,000	$559,278
3.000%, 5/15/31	500,000	499,665
Flex Ltd.
4.750%, 6/15/25	800,000	888,500
3.750%, 2/1/26	500,000	543,505
4.875%, 6/15/29	350,000	402,784
4.875%, 5/12/30	665,000	769,031
Jabil, Inc.
1.700%, 4/15/26	185,000	185,316
3.950%, 1/12/28	270,000	297,682
3.600%, 1/15/30	150,000	161,925
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	662,778
4.600%, 4/6/27	465,000	535,312
3.000%, 10/30/29	250,000	263,786
Teledyne Technologies, Inc.
0.650%, 4/1/23	500,000	499,568
0.950%, 4/1/24	500,000	500,200
1.600%, 4/1/26	500,000	501,701
2.250%, 4/1/28	500,000	507,844
Trimble, Inc.
4.150%, 6/15/23	350,000	368,595
4.750%, 12/1/24	350,000	386,649
4.900%, 6/15/28	450,000	518,653
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	355,891
3.700%, 2/15/26	250,000	271,446
3.125%, 8/15/27	365,000	399,477
Vontier Corp.
1.800%, 4/1/26§	310,000	306,990
2.400%, 4/1/28§	500,000	495,500

		13,998,188

IT Services (0.6%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	496,932
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	544,483
1.700%, 5/15/28	485,000	490,172
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	381,571
2.900%, 12/1/29	500,000	522,423
2.600%, 5/1/31	1,000,000	1,013,378
DXC Technology Co.
1.800%, 9/15/26	750,000	748,553
2.375%, 9/15/28	750,000	740,771
Fidelity National Information Services, Inc.
0.375%, 3/1/23	240,000	240,002
0.600%, 3/1/24	200,000	199,747
1.150%, 3/1/26	325,000	322,301
1.650%, 3/1/28	215,000	212,182
2.250%, 3/1/31	600,000	594,099
Fiserv, Inc.
3.500%, 10/1/22	500,000	511,745
3.800%, 10/1/23	375,000	399,507
2.750%, 7/1/24	1,350,000	1,420,525
3.850%, 6/1/25	1,500,000	1,634,332
3.200%, 7/1/26	250,000	269,528
2.250%, 6/1/27	1,000,000	1,029,782
4.200%, 10/1/28	465,000	529,303
3.500%, 7/1/29	890,000	969,052
2.650%, 6/1/30	1,500,000	1,532,973
Genpact Luxembourg Sarl
3.375%, 12/1/24	250,000	266,343
1.750%, 4/10/26	200,000	200,767
Global Payments, Inc.
3.750%, 6/1/23	450,000	470,085
4.000%, 6/1/23	500,000	527,027
2.650%, 2/15/25	750,000	782,709
1.200%, 3/1/26	560,000	553,393
4.800%, 4/1/26	1,000,000	1,137,539
4.450%, 6/1/28	500,000	569,653
3.200%, 8/15/29	750,000	793,290
2.900%, 5/15/30	235,000	242,467
International Business Machines Corp.
2.875%, 11/9/22	1,000,000	1,028,023
3.375%, 8/1/23	1,000,000	1,053,205
3.625%, 2/12/24	1,000,000	1,070,210
3.000%, 5/15/24	2,750,000	2,916,759
3.450%, 2/19/26	1,000,000	1,093,372
3.300%, 5/15/26	1,500,000	1,633,013
3.300%, 1/27/27	1,095,000	1,198,816
1.700%, 5/15/27	405,000	410,072
3.500%, 5/15/29	2,965,000	3,271,102
1.950%, 5/15/30(x)	220,000	216,685
Mastercard, Inc.
3.375%, 4/1/24	1,000,000	1,067,551
2.000%, 3/3/25	500,000	518,219
2.950%, 11/21/26	1,150,000	1,246,361
3.500%, 2/26/28	140,000	155,707
2.950%, 6/1/29	700,000	754,729
1.900%, 3/15/31	1,200,000	1,202,146
PayPal Holdings, Inc.
1.350%, 6/1/23	555,000	563,906
2.400%, 10/1/24	535,000	561,409
1.650%, 6/1/25	1,000,000	1,024,055
2.650%, 10/1/26	335,000	356,897
2.300%, 6/1/30	1,000,000	1,024,901
Visa, Inc.
2.800%, 12/14/22	1,750,000	1,795,302
3.150%, 12/14/25	3,450,000	3,736,463
0.750%, 8/15/27(x)	465,000	453,185
2.750%, 9/15/27	300,000	322,663
Western Union Co. (The)
4.250%, 6/9/23	250,000	264,112
2.850%, 1/10/25	125,000	131,100
1.350%, 3/15/26(x)	350,000	345,218
2.750%, 3/15/31	350,000	349,160

		50,110,975

Semiconductors & Semiconductor Equipment (0.8%)
Altera Corp.
4.100%, 11/15/23	600,000	644,724
Analog Devices, Inc.
2.875%, 6/1/23	250,000	258,482
3.125%, 12/5/23	500,000	525,990
3.900%, 12/15/25	450,000	498,814
3.500%, 12/5/26	500,000	551,649
1.700%, 10/1/28	340,000	340,306
2.100%, 10/1/31	435,000	435,146
Applied Materials, Inc.
1.750%, 6/1/30	585,000	575,848
Broadcom, Inc.
4.700%, 4/15/25	3,500,000	3,905,587
3.150%, 11/15/25	790,000	840,607
4.250%, 4/15/26	3,025,000	3,366,600
3.459%, 9/15/26	260,000	280,575
1.950%, 2/15/28§	515,000	506,000
4.110%, 9/15/28	3,692,000	4,095,664
4.750%, 4/15/29	2,500,000	2,874,403
5.000%, 4/15/30	4,500,000	5,280,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 2/15/31§	$1,250,000	$1,209,607
Intel Corp.
2.700%, 12/15/22	875,000	900,389
3.700%, 7/29/25	1,795,000	1,962,649
2.600%, 5/19/26	500,000	531,950
3.150%, 5/11/27	2,000,000	2,183,143
1.600%, 8/12/28	405,000	403,606
2.450%, 11/15/29	1,605,000	1,670,932
3.900%, 3/25/30(x)	1,000,000	1,144,726
2.000%, 8/12/31	750,000	743,100
KLA Corp.
4.100%, 3/15/29	625,000	713,717
Lam Research Corp.
3.800%, 3/15/25	350,000	380,709
3.750%, 3/15/26	750,000	829,343
4.000%, 3/15/29	530,000	605,807
Marvell Technology, Inc.
4.200%, 6/22/23§	350,000	369,077
1.650%, 4/15/26§	335,000	334,525
2.450%, 4/15/28§	335,000	339,601
4.875%, 6/22/28§	350,000	403,080
2.950%, 4/15/31§	290,000	296,469
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	413,573
3.450%, 6/15/27	500,000	547,796
Micron Technology, Inc.
2.497%, 4/24/23	2,000,000	2,057,761
4.640%, 2/6/24	105,000	113,862
4.975%, 2/6/26	350,000	401,367
4.185%, 2/15/27	375,000	421,962
5.327%, 2/6/29	350,000	418,756
NVIDIA Corp.
0.309%, 6/15/23	850,000	849,664
0.584%, 6/14/24	760,000	760,760
3.200%, 9/16/26	850,000	929,228
1.550%, 6/15/28	1,000,000	994,366
2.000%, 6/15/31	1,000,000	994,951
NXP BV
4.875%, 3/1/24§	500,000	545,176
2.700%, 5/1/25§	100,000	104,394
5.350%, 3/1/26§	500,000	575,875
3.875%, 6/18/26§	500,000	549,850
3.150%, 5/1/27§	165,000	175,995
5.550%, 12/1/28§	335,000	405,099
4.300%, 6/18/29§	750,000	847,641
3.400%, 5/1/30§	1,215,000	1,310,529
2.500%, 5/11/31§	500,000	503,000
QUALCOMM, Inc.
2.600%, 1/30/23	1,850,000	1,898,392
2.900%, 5/20/24	1,000,000	1,056,579
3.250%, 5/20/27	1,500,000	1,644,091
2.150%, 5/20/30	500,000	506,521
Texas Instruments, Inc.
2.250%, 5/1/23	750,000	770,702
2.625%, 5/15/24	216,000	226,830
1.375%, 3/12/25	105,000	106,620
1.125%, 9/15/26	335,000	334,303
2.900%, 11/3/27	355,000	385,131
2.250%, 9/4/29	320,000	329,506
1.900%, 9/15/31	600,000	595,996
Xilinx, Inc.
2.950%, 6/1/24	650,000	684,060

		62,463,762

Software (0.6%)
Adobe, Inc.
1.700%, 2/1/23	290,000	295,526
1.900%, 2/1/25	470,000	484,829
2.150%, 2/1/27	465,000	485,843
Autodesk, Inc.
4.375%, 6/15/25	600,000	665,948
3.500%, 6/15/27	1,000,000	1,095,999
2.850%, 1/15/30	195,000	203,448
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	190,740
Citrix Systems, Inc.
1.250%, 3/1/26	800,000	786,445
Fortinet, Inc.
1.000%, 3/15/26	185,000	182,135
2.200%, 3/15/31	125,000	123,869
Intuit, Inc.
0.650%, 7/15/23	160,000	160,685
0.950%, 7/15/25	250,000	248,891
1.350%, 7/15/27	165,000	163,724
Microsoft Corp.
2.650%, 11/3/22	1,000,000	1,022,028
2.125%, 11/15/22	500,000	510,344
2.375%, 5/1/23	1,250,000	1,285,666
2.000%, 8/8/23	1,350,000	1,389,892
3.625%, 12/15/23	2,000,000	2,128,400
2.875%, 2/6/24	335,000	353,956
2.700%, 2/12/25	1,500,000	1,598,831
3.125%, 11/3/25	2,600,000	2,808,451
2.400%, 8/8/26	3,260,000	3,457,339
3.300%, 2/6/27	1,000,000	1,104,955
Oracle Corp.
2.500%, 10/15/22	1,875,000	1,917,562
2.625%, 2/15/23	805,000	827,979
3.625%, 7/15/23	1,000,000	1,055,803
2.400%, 9/15/23	1,000,000	1,034,324
3.400%, 7/8/24	2,000,000	2,135,178
2.950%, 11/15/24	750,000	796,785
2.950%, 5/15/25	3,000,000	3,197,432
1.650%, 3/25/26	680,000	688,755
2.650%, 7/15/26	2,805,000	2,954,441
3.250%, 11/15/27	1,000,000	1,081,212
2.300%, 3/25/28	1,070,000	1,094,014
2.950%, 4/1/30	5,000,000	5,218,862
salesforce.com, Inc.
3.250%, 4/11/23	375,000	390,961
0.625%, 7/15/24	415,000	415,830
3.700%, 4/11/28	375,000	421,596
1.500%, 7/15/28	650,000	644,955
1.950%, 7/15/31	1,200,000	1,191,607
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,876,199
VMware, Inc.
0.600%, 8/15/23	435,000	434,655
1.000%, 8/15/24	470,000	471,593
1.400%, 8/15/26	310,000	307,985
3.900%, 8/21/27	2,050,000	2,278,165
1.800%, 8/15/28	405,000	398,034

		51,581,871

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.
2.400%, 1/13/23	1,000,000	1,024,820
2.850%, 2/23/23	1,250,000	1,288,507
2.400%, 5/3/23	4,707,000	4,858,369
0.750%, 5/11/23	585,000	588,778
3.000%, 2/9/24	495,000	521,730
3.450%, 5/6/24	1,500,000	1,607,680
2.850%, 5/11/24	750,000	792,484
1.800%, 9/11/24	750,000	775,458
2.750%, 1/13/25	750,000	795,655
2.500%, 2/9/25	1,000,000	1,048,827
1.125%, 5/11/25	500,000	503,349
0.550%, 8/20/25(x)	1,000,000	982,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.700%, 2/8/26	$1,000,000	$987,017
3.250%, 2/23/26	3,255,000	3,540,307
2.450%, 8/4/26	1,675,000	1,769,133
2.050%, 9/11/26	750,000	779,425
3.350%, 2/9/27	1,500,000	1,656,669
3.200%, 5/11/27	923,000	1,013,675
3.000%, 6/20/27	2,060,000	2,249,850
3.000%, 11/13/27	2,250,000	2,447,973
1.200%, 2/8/28	1,000,000	979,650
1.400%, 8/5/28	1,000,000	983,903
2.200%, 9/11/29	750,000	770,103
1.650%, 5/11/30	440,000	432,563
1.250%, 8/20/30	1,000,000	943,559
1.650%, 2/8/31	2,000,000	1,946,647
1.700%, 8/5/31	1,000,000	975,341
Dell International LLC
5.450%, 6/15/23	3,075,000	3,297,941
4.000%, 7/15/24	500,000	540,848
5.850%, 7/15/25	1,000,000	1,160,173
6.020%, 6/15/26	2,445,000	2,914,824
4.900%, 10/1/26	1,300,000	1,480,237
5.300%, 10/1/29	1,500,000	1,811,284
Hewlett Packard Enterprise Co.
4.400%, 10/15/22(e)	1,500,000	1,550,807
2.250%, 4/1/23	750,000	768,253
1.450%, 4/1/24	600,000	608,954
4.900%, 10/15/25(e)	3,000,000	3,390,834
1.750%, 4/1/26(x)	600,000	608,692
HP, Inc.
2.200%, 6/17/25	750,000	773,518
1.450%, 6/17/26(x)§	750,000	745,252
3.000%, 6/17/27	750,000	802,125
3.400%, 6/17/30(x)	750,000	796,364
2.650%, 6/17/31§	750,000	741,863
NetApp, Inc.
3.300%, 9/29/24	500,000	531,951
1.875%, 6/22/25	215,000	219,915
2.375%, 6/22/27	300,000	312,138
2.700%, 6/22/30	300,000	308,315
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	251,789

		59,880,443

Total Information Technology		246,529,276

Materials (0.7%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
2.750%, 2/3/23	1,000,000	1,030,875
3.350%, 7/31/24	750,000	800,900
1.500%, 10/15/25	130,000	132,155
1.850%, 5/15/27	195,000	200,645
2.050%, 5/15/30	125,000	125,949
Albemarle Corp.
4.150%, 12/1/24	250,000	271,969
Cabot Corp.
4.000%, 7/1/29	500,000	541,801
Celanese US Holdings LLC
4.625%, 11/15/22	450,000	470,512
3.500%, 5/8/24	300,000	319,224
1.400%, 8/5/26	250,000	247,335
Dow Chemical Co. (The)
3.625%, 5/15/26	500,000	546,673
4.800%, 11/30/28(x)	500,000	589,983
DuPont de Nemours, Inc.
4.205%, 11/15/23	1,500,000	1,610,607
4.493%, 11/15/25	1,150,000	1,290,587
4.725%, 11/15/28	2,000,000	2,344,138
Eastman Chemical Co.
3.800%, 3/15/25	1,000,000	1,079,491
Ecolab, Inc.
2.700%, 11/1/26	215,000	229,243
EI du Pont de Nemours & Co.
1.700%, 7/15/25	145,000	147,931
FMC Corp.
4.100%, 2/1/24	1,500,000	1,596,762
3.200%, 10/1/26	350,000	374,056
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	442,615
Linde, Inc.
2.700%, 2/21/23(x)	500,000	513,639
3.200%, 1/30/26	350,000	378,865
1.100%, 8/10/30	500,000	465,593
LYB International Finance BV
4.000%, 7/15/23	622,000	659,642
LYB International Finance III LLC
1.250%, 10/1/25	245,000	244,241
2.250%, 10/1/30(x)	270,000	269,626
Mosaic Co. (The)
3.250%, 11/15/22	500,000	514,230
4.250%, 11/15/23	1,000,000	1,065,274
4.050%, 11/15/27	750,000	841,903
NewMarket Corp.
4.100%, 12/15/22	167,000	173,678
2.700%, 3/18/31	500,000	498,460
Nutrien Ltd.
3.150%, 10/1/22	131,000	133,648
1.900%, 5/13/23	175,000	178,612
3.500%, 6/1/23	1,000,000	1,038,813
3.625%, 3/15/24	500,000	531,154
4.000%, 12/15/26	500,000	558,939
4.200%, 4/1/29	280,000	319,341
2.950%, 5/13/30	500,000	525,478
PPG Industries, Inc.
3.200%, 3/15/23	650,000	673,764
2.400%, 8/15/24	250,000	260,977
1.200%, 3/15/26	510,000	506,708
2.800%, 8/15/29	250,000	261,986
RPM International, Inc.
3.750%, 3/15/27	350,000	383,175
4.550%, 3/1/29	500,000	570,073
Sherwin-Williams Co. (The)
3.125%, 6/1/24	575,000	608,605
3.950%, 1/15/26	500,000	551,412
3.450%, 6/1/27	750,000	822,429
2.950%, 8/15/29	500,000	528,631
Westlake Chemical Corp.
0.875%, 8/15/24	135,000	135,263
3.600%, 8/15/26	500,000	549,020
3.375%, 6/15/30	280,000	299,712

		29,456,342

Construction Materials (0.0%)
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	371,876
Martin Marietta Materials, Inc.
0.650%, 7/15/23	125,000	125,206
4.250%, 7/2/24	285,000	308,845
3.450%, 6/1/27	321,000	348,524
3.500%, 12/15/27	500,000	549,217
2.400%, 7/15/31	250,000	250,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series CB
2.500%, 3/15/30	$235,000	$238,898
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,381,626
3.900%, 4/1/27	130,000	145,883

		3,721,036

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	530,548
2.630%, 6/19/30	220,000	224,284
2.690%, 5/25/31	490,000	500,760
Avery Dennison Corp.
0.850%, 8/15/24	290,000	290,673
4.875%, 12/6/28	300,000	353,859
Berry Global, Inc.
0.950%, 2/15/24§	300,000	300,339
1.570%, 1/15/26§	1,125,000	1,124,707
1.650%, 1/15/27§	500,000	494,450
Packaging Corp. of America
4.500%, 11/1/23	200,000	213,237
3.650%, 9/15/24	1,000,000	1,074,123
3.400%, 12/15/27	360,000	391,712
WRKCo., Inc.
3.000%, 9/15/24(x)	500,000	528,729
3.750%, 3/15/25	500,000	539,723
4.650%, 3/15/26	550,000	622,064
4.000%, 3/15/28	500,000	558,419
3.900%, 6/1/28	175,000	194,827

		7,942,454

Metals & Mining (0.1%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	200,000	204,500
Newmont Corp.
3.700%, 3/15/23	79,000	81,803
Nucor Corp.
2.000%, 6/1/25	100,000	102,862
3.950%, 5/1/28	1,350,000	1,515,319
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	524,721
1.300%, 8/15/25	310,000	308,837
2.150%, 8/15/30	275,000	268,306
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	1,000,000	1,091,176
Southern Copper Corp.
3.500%, 11/8/22	244,000	250,985
3.875%, 4/23/25	300,000	324,806
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	525,743
2.400%, 6/15/25	465,000	482,330
1.650%, 10/15/27	190,000	187,626
Vale Overseas Ltd.
6.250%, 8/10/26	1,250,000	1,480,375
3.750%, 7/8/30	1,190,000	1,228,318

		8,577,707

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	625,000	712,813
Suzano Austria GmbH
2.500%, 9/15/28	210,000	204,183
6.000%, 1/15/29	1,000,000	1,173,625
5.000%, 1/15/30	2,000,000	2,210,100

		4,300,721

Total Materials		53,998,260

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	316,521
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	750,000	807,621
3.800%, 4/15/26	250,000	275,428
American Campus Communities Operating Partnership LP (REIT)
3.750%, 4/15/23	500,000	520,402
3.300%, 7/15/26	300,000	320,387
3.625%, 11/15/27	200,000	218,363
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	564,838
2.375%, 7/15/31	160,000	157,899
American Tower Corp. (REIT)
3.500%, 1/31/23	1,150,000	1,196,989
3.000%, 6/15/23	500,000	520,518
0.600%, 1/15/24	280,000	279,159
5.000%, 2/15/24	1,000,000	1,097,217
3.375%, 5/15/24	500,000	531,144
2.950%, 1/15/25	750,000	791,214
2.400%, 3/15/25	500,000	519,052
1.300%, 9/15/25	350,000	349,999
1.600%, 4/15/26	600,000	602,207
1.450%, 9/15/26	500,000	496,834
2.750%, 1/15/27	350,000	366,848
1.500%, 1/31/28	350,000	339,083
3.950%, 3/15/29	500,000	557,397
2.900%, 1/15/30	240,000	249,638
2.100%, 6/15/30	250,000	244,715
1.875%, 10/15/30	2,500,000	2,393,520
2.700%, 4/15/31	600,000	611,910
2.300%, 9/15/31	355,000	350,255
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	100,000	107,007
3.500%, 11/15/25	250,000	271,351
2.950%, 5/11/26	1,000,000	1,071,828
2.900%, 10/15/26	250,000	266,563
3.350%, 5/15/27	175,000	191,532
Boston Properties LP (REIT)
3.850%, 2/1/23	500,000	520,153
3.125%, 9/1/23	1,000,000	1,041,972
3.200%, 1/15/25	1,750,000	1,858,315
3.400%, 6/21/29	750,000	807,505
3.250%, 1/30/31	1,500,000	1,593,947
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	259,346
4.100%, 10/1/24	250,000	268,636
3.950%, 11/15/27	300,000	324,272
4.550%, 10/1/29	250,000	277,018
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	300,000	319,871
3.850%, 2/1/25	355,000	383,583
4.125%, 6/15/26	275,000	303,723
3.900%, 3/15/27	250,000	273,598
2.250%, 4/1/28	175,000	176,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 5/15/29	$375,000	$422,008
4.050%, 7/1/30	375,000	418,163
2.500%, 8/16/31	250,000	246,607
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,176,026
4.100%, 10/15/28	215,000	245,446
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	524,786
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	269,572
3.650%, 8/15/26	250,000	264,470
Corporate Office Properties LP (REIT)
5.000%, 7/1/25	100,000	111,501
2.250%, 3/15/26	270,000	275,649
2.000%, 1/15/29	425,000	414,928
Crown Castle International Corp. (REIT)
3.150%, 7/15/23	1,970,000	2,055,951
3.200%, 9/1/24	500,000	532,428
1.350%, 7/15/25	100,000	100,046
4.450%, 2/15/26	2,165,000	2,437,171
3.700%, 6/15/26	165,000	181,305
1.050%, 7/15/26	750,000	732,765
3.650%, 9/1/27	750,000	821,791
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	519,232
3.125%, 9/1/26	250,000	265,200
4.375%, 2/15/29	150,000	170,666
CyrusOne LP (REIT)
2.900%, 11/15/24	375,000	391,369
3.450%, 11/15/29	435,000	450,816
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,664,230
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	808,325
3.375%, 12/15/27	680,000	740,965
4.000%, 9/15/28	300,000	338,769
2.875%, 11/15/29	185,000	194,013
1.750%, 7/1/30	200,000	191,838
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	665,956
1.250%, 7/15/25	265,000	263,243
1.000%, 9/15/25	750,000	738,392
1.450%, 5/15/26	350,000	348,446
2.900%, 11/18/26	455,000	483,114
1.800%, 7/15/27	215,000	215,499
1.550%, 3/15/28	375,000	366,827
2.000%, 5/15/28	350,000	348,982
3.200%, 11/18/29	455,000	480,239
2.150%, 7/15/30	1,000,000	976,600
2.500%, 5/15/31	750,000	754,638
ERP Operating LP (REIT)
3.000%, 4/15/23	1,000,000	1,032,941
3.375%, 6/1/25	1,000,000	1,072,006
3.250%, 8/1/27	355,000	384,984
4.150%, 12/1/28	300,000	341,900
1.850%, 8/1/31	200,000	192,887
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	1,036,334
3.500%, 4/1/25	650,000	697,830
3.375%, 4/15/26	250,000	270,085
1.700%, 3/1/28	625,000	612,107
4.000%, 3/1/29	500,000	560,117
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	250,000	266,390
1.250%, 2/15/26	250,000	247,892
3.250%, 7/15/27	500,000	538,823
3.200%, 6/15/29	500,000	532,857
GLP Capital LP (REIT)
5.375%, 11/1/23	380,000	410,729
3.350%, 9/1/24	570,000	601,798
5.250%, 6/1/25	505,000	561,853
5.375%, 4/15/26	750,000	850,838
5.750%, 6/1/28	385,000	450,739
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	425,000	459,300
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25	31,000	33,063
3.250%, 7/15/26	175,000	189,253
1.350%, 2/1/27	1,000,000	987,515
3.500%, 7/15/29	200,000	218,867
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	1,059,664
Series E
4.000%, 6/15/25	310,000	332,148
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	465,775
3.450%, 12/15/24	350,000	373,020
4.375%, 10/1/25	400,000	444,941
4.750%, 12/15/28	350,000	405,079
Kimco Realty Corp. (REIT)
3.400%, 11/1/22	500,000	513,318
3.125%, 6/1/23	1,000,000	1,035,957
2.700%, 3/1/24	250,000	260,593
3.300%, 2/1/25	610,000	651,577
1.900%, 3/1/28	200,000	198,980
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	267,485
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	445,180
4.000%, 6/15/29	500,000	560,521
2.400%, 10/15/31	350,000	346,464
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	544,189
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	186,081
3.750%, 6/15/24	450,000	481,733
4.000%, 11/15/25	350,000	384,528
1.100%, 9/15/26	165,000	162,563
3.600%, 6/1/27	500,000	551,613
3.950%, 3/15/29	750,000	843,464
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	145,620
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	500,000	536,063
4.000%, 11/15/25	200,000	220,923
3.600%, 12/15/26	250,000	271,827
4.300%, 10/15/28	665,000	750,875
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,167,020
4.500%, 2/1/25	250,000	267,953
2.650%, 6/15/26	200,000	201,644
2.400%, 2/1/27	500,000	494,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	$222,000	$234,979
4.500%, 1/15/25	450,000	489,850
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	282,205
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	534,767
3.150%, 8/15/30	500,000	509,961
Prologis LP (REIT)
3.250%, 10/1/26	300,000	326,676
2.125%, 4/15/27	500,000	517,360
4.375%, 2/1/29	155,000	180,316
Public Storage (REIT)
0.875%, 2/15/26	250,000	247,081
3.094%, 9/15/27	300,000	327,394
1.850%, 5/1/28(x)	280,000	282,116
3.385%, 5/1/29	320,000	350,585
2.300%, 5/1/31	280,000	283,263
Realty Income Corp. (REIT)
4.650%, 8/1/23	1,000,000	1,065,054
3.875%, 4/15/25	750,000	819,854
0.750%, 3/15/26	390,000	379,932
4.125%, 10/15/26	725,000	813,200
3.250%, 6/15/29(x)	350,000	379,426
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	396,440
4.125%, 3/15/28	500,000	559,878
2.950%, 9/15/29	250,000	262,179
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	241,425
2.150%, 9/1/31	200,000	192,608
Sabra Health Care LP (REIT)
4.800%, 6/1/24	250,000	275,476
3.900%, 10/15/29	750,000	789,225
Simon Property Group LP (REIT)
2.750%, 6/1/23	600,000	619,453
3.750%, 2/1/24	1,000,000	1,064,368
2.000%, 9/13/24	500,000	517,127
3.500%, 9/1/25	820,000	891,865
3.250%, 11/30/26	500,000	540,961
3.375%, 6/15/27	1,750,000	1,902,646
3.375%, 12/1/27	750,000	813,964
1.750%, 2/1/28	500,000	494,824
2.450%, 9/13/29	750,000	763,058
2.650%, 7/15/30	500,000	515,158
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	228,673
4.700%, 6/1/27	165,000	185,746
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	307,446
SL Green Realty Corp. (REIT)
4.500%, 12/1/22	150,000	154,835
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	532,287
2.100%, 3/15/28	500,000	495,074
4.000%, 7/15/29	225,000	248,407
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	308,798
4.625%, 3/15/29	250,000	283,265
2.750%, 11/18/30	250,000	249,453
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	310,402
2.700%, 7/15/31	185,000	186,578
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	517,007
2.750%, 9/1/31	200,000	191,627
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	132,604
3.500%, 7/1/27	350,000	382,706
3.200%, 1/15/30	1,000,000	1,071,938
3.000%, 8/15/31	150,000	156,577
Ventas Realty LP (REIT)
3.500%, 4/15/24	750,000	796,250
3.750%, 5/1/24	50,000	53,189
2.650%, 1/15/25	1,000,000	1,043,109
3.250%, 10/15/26	800,000	857,674
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24	400,000	431,226
4.625%, 11/1/25	500,000	560,921
4.875%, 6/1/26	485,000	554,797
3.950%, 8/15/27	320,000	358,579
2.200%, 6/15/28	500,000	504,714
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	582,479
2.150%, 6/1/26	90,000	91,307
3.400%, 6/1/31	135,000	139,654
Welltower, Inc. (REIT)
4.500%, 1/15/24	1,000,000	1,073,599
3.625%, 3/15/24	565,000	601,987
2.700%, 2/15/27	250,000	263,278
4.250%, 4/15/28	1,225,000	1,390,260
2.050%, 1/15/29	1,165,000	1,154,444
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	324,840
4.000%, 2/1/25	300,000	324,150
4.250%, 10/1/26	400,000	447,642
3.850%, 7/15/29	250,000	276,159

		111,364,337

Real Estate Management & Development (0.0%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,709,863
2.500%, 4/1/31	250,000	251,091
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	536,969

		2,497,923

Total Real Estate		113,862,260

Utilities (1.8%)
Electric Utilities (1.3%)
AEP Texas, Inc.
2.400%, 10/1/22	350,000	356,636
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	268,983
Alabama Power Co.
Series 20-A
1.450%, 9/15/30	500,000	473,214
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	429,622
2.300%, 3/1/30	150,000	149,122
Series F
2.950%, 12/15/22	150,000	153,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series J
4.300%, 12/1/28	$500,000	$569,459
Series M
0.750%, 11/1/23	90,000	89,947
Series N
1.000%, 11/1/25	315,000	311,137
Appalachian Power Co.
3.400%, 6/1/25	350,000	374,548
Series AA
2.700%, 4/1/31	500,000	512,496
Arizona Public Service Co.
3.150%, 5/15/25	200,000	213,067
2.950%, 9/15/27	350,000	375,042
2.600%, 8/15/29	250,000	258,805
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	395,914
2.300%, 3/15/31	250,000	252,759
Avangrid, Inc.
3.150%, 12/1/24	500,000	531,713
3.800%, 6/1/29	750,000	834,482
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	731,172
2.250%, 6/15/31	500,000	501,393
CenterPoint Energy Houston Electric LLC
Series AE
2.350%, 4/1/31	275,000	278,733
Series Z
2.400%, 9/1/26	250,000	262,856
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	813,638
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	247,595
Series 122
2.950%, 8/15/27	500,000	536,105
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	159,434
Series A
0.750%, 12/1/25	250,000	246,251
3.200%, 3/15/27	250,000	272,483
2.050%, 7/1/31	500,000	496,617
DTE Electric Co.
3.650%, 3/15/24	245,000	260,909
Series A
1.900%, 4/1/28	320,000	323,921
Duke Energy Carolinas LLC
2.500%, 3/15/23	500,000	513,475
2.950%, 12/1/26	1,000,000	1,077,224
3.950%, 11/15/28	500,000	564,505
2.450%, 8/15/29	300,000	309,767
2.550%, 4/15/31	375,000	388,296
Duke Energy Corp.
3.750%, 4/15/24	350,000	373,511
0.900%, 9/15/25	310,000	306,500
3.150%, 8/15/27	750,000	806,745
3.400%, 6/15/29	310,000	334,603
2.450%, 6/1/30	250,000	252,716
2.550%, 6/15/31	750,000	760,275
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82(k)	280,000	278,588
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	705,322
3.800%, 7/15/28	750,000	836,782
1.750%, 6/15/30	215,000	208,257
Duke Energy Ohio, Inc.
3.800%, 9/1/23	1,000,000	1,055,317
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	457,787
3.700%, 9/1/28	1,000,000	1,114,929
3.450%, 3/15/29	350,000	385,912
2.000%, 8/15/31	500,000	492,964
Edison International
3.125%, 11/15/22	90,000	92,164
2.950%, 3/15/23	300,000	307,046
3.550%, 11/15/24	200,000	211,962
5.750%, 6/15/27	40,000	46,064
4.125%, 3/15/28	500,000	530,927
Emera US Finance LP
0.833%, 6/15/24§	250,000	248,672
3.550%, 6/15/26	665,000	717,777
2.639%, 6/15/31§	335,000	334,476
Enel Americas SA
4.000%, 10/25/26	165,000	179,433
Enel Chile SA
4.875%, 6/12/28	750,000	858,422
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	1,068,963
3.500%, 4/1/26	300,000	327,319
Entergy Corp.
0.900%, 9/15/25	950,000	931,460
2.950%, 9/1/26	300,000	318,112
1.900%, 6/15/28	1,165,000	1,150,115
Entergy Louisiana LLC
0.620%, 11/17/23	600,000	599,733
0.950%, 10/1/24	960,000	960,189
2.400%, 10/1/26	500,000	520,294
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	367,463
Evergy Metro, Inc.
3.150%, 3/15/23	250,000	257,904
3.650%, 8/15/25	500,000	543,014
Evergy, Inc.
2.450%, 9/15/24	335,000	348,845
2.900%, 9/15/29	500,000	522,961
Eversource Energy
2.550%, 3/15/31	500,000	507,937
Series H
3.150%, 1/15/25	150,000	159,279
Series L
2.900%, 10/1/24	500,000	527,649
Series M
3.300%, 1/15/28	500,000	540,682
Series N
3.800%, 12/1/23	210,000	223,574
Series Q
0.800%, 8/15/25	150,000	147,110
Series R
1.650%, 8/15/30	250,000	236,729
Series U
1.400%, 8/15/26	250,000	249,154
Exelon Corp.
3.950%, 6/15/25	750,000	815,465
3.400%, 4/15/26	500,000	539,869
Florida Power & Light Co.
2.750%, 6/1/23	250,000	257,023
Fortis, Inc.
3.055%, 10/4/26	750,000	801,863
Georgia Power Co.
3.250%, 4/1/26	350,000	375,383
3.250%, 3/30/27	500,000	537,630
Series A
2.100%, 7/30/23	350,000	360,091
2.200%, 9/15/24	350,000	363,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series B
2.650%, 9/15/29	$350,000	$363,439
Gulf Power Co.
Series A
3.300%, 5/30/27	250,000	271,363
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,391,728
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	533,164
4.100%, 9/26/28	450,000	511,429
3.600%, 4/1/29	500,000	550,253
2.300%, 6/1/30	125,000	125,409
ITC Holdings Corp.
2.700%, 11/15/22	400,000	409,125
3.650%, 6/15/24	325,000	346,316
3.250%, 6/30/26	300,000	323,521
3.350%, 11/15/27	400,000	433,198
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	322,464
3.100%, 5/1/27	1,000,000	1,086,410
3.650%, 4/15/29	850,000	950,273
Mississippi Power Co.
3.950%, 3/30/28	250,000	280,366
NextEra Energy Capital Holdings, Inc.
2.800%, 1/15/23	400,000	411,316
0.650%, 3/1/23	590,000	591,984
3.150%, 4/1/24	1,000,000	1,057,105
2.750%, 5/1/25	1,000,000	1,054,607
3.250%, 4/1/26	355,000	381,486
3.550%, 5/1/27	1,500,000	1,640,719
1.900%, 6/15/28	750,000	748,818
3.500%, 4/1/29	500,000	547,261
2.250%, 6/1/30	2,500,000	2,510,101
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)	500,000	582,649
Northern States Power Co.
2.250%, 4/1/31	300,000	303,736
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	1,016,181
3.200%, 5/15/27	500,000	545,811
3.250%, 5/15/29	500,000	544,134
1.950%, 8/15/31(x)	500,000	489,882
OGE Energy Corp.
0.703%, 5/26/23	205,000	205,037
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	223,766
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	389,965
Oklahoma Gas and Electric Co.
0.553%, 5/26/23	295,000	295,058
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	526,335
0.550%, 10/1/25	525,000	511,972
3.700%, 11/15/28	1,250,000	1,399,529
Pacific Gas and Electric Co.
1.367%, 3/10/23	1,335,000	1,332,331
3.450%, 7/1/25	500,000	521,404
2.100%, 8/1/27	750,000	731,031
3.000%, 6/15/28	520,000	522,297
4.550%, 7/1/30	5,500,000	5,952,951
3.250%, 6/1/31	835,000	825,073
PacifiCorp
3.600%, 4/1/24	600,000	639,012
PECO Energy Co.
3.150%, 10/15/25	700,000	751,026
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	299,620
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	319,153
PPL Capital Funding, Inc.
3.100%, 5/15/26	500,000	532,582
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	389,975
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	292,794
Public Service Co. of Oklahoma
Series J
2.200%, 8/15/31	250,000	246,341
Public Service Electric & Gas Co.
2.375%, 5/15/23	500,000	513,430
3.250%, 9/1/23	300,000	315,035
0.950%, 3/15/26	350,000	346,823
2.250%, 9/15/26	450,000	468,794
3.700%, 5/1/28	500,000	559,187
3.650%, 9/1/28	300,000	334,938
3.200%, 5/15/29	250,000	272,109
2.450%, 1/15/30	165,000	170,023
1.900%, 8/15/31	235,000	232,199
Southern California Edison Co.
0.700%, 4/3/23	230,000	230,559
1.100%, 4/1/24	230,000	230,788
2.850%, 8/1/29	660,000	683,840
2.250%, 6/1/30	655,000	645,981
Series 20C
1.200%, 2/1/26	440,000	435,037
Series A
4.200%, 3/1/29	500,000	560,374
Series B
3.650%, 3/1/28	750,000	813,350
Series C
3.500%, 10/1/23	200,000	209,827
Series D
3.400%, 6/1/23	350,000	365,067
Series E
3.700%, 8/1/25	300,000	325,754
Series G
2.500%, 6/1/31	500,000	500,117
Series J
0.700%, 8/1/23	125,000	124,955
Series K
0.975%, 8/1/24	125,000	125,026
Southern Co. (The)
2.950%, 7/1/23	575,000	597,089
Series 21-A
0.600%, 2/26/24	160,000	159,644
Series 21-B
1.750%, 3/15/28	210,000	207,655
Series A
3.700%, 4/30/30	2,000,000	2,193,976
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	525,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series M
4.100%, 9/15/28	$750,000	$844,911
Series N
1.650%, 3/15/26(x)	500,000	505,699
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	318,071
Tampa Electric Co.
2.400%, 3/15/31	140,000	142,121
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	636,467
1.500%, 8/1/30	225,000	212,478
Union Electric Co.
3.500%, 4/15/24	500,000	531,353
2.950%, 6/15/27	500,000	534,807
3.500%, 3/15/29	500,000	548,557
Virginia Electric and Power Co.
3.450%, 2/15/24	1,000,000	1,057,472
Series A
3.150%, 1/15/26	715,000	768,528
3.500%, 3/15/27	750,000	823,946
3.800%, 4/1/28	500,000	557,324
2.875%, 7/15/29	175,000	185,315
Series B
2.950%, 11/15/26	500,000	535,588
Series C
2.750%, 3/15/23	1,400,000	1,439,287
Wisconsin Electric Power Co.
2.050%, 12/15/24	200,000	207,717
1.700%, 6/15/28	310,000	309,900
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	374,915
1.950%, 9/16/31	250,000	245,385
Xcel Energy, Inc.
0.500%, 10/15/23	300,000	300,358
3.300%, 6/1/25	500,000	532,762
3.350%, 12/1/26	500,000	541,462
4.000%, 6/15/28	500,000	560,570
2.600%, 12/1/29	350,000	361,886

		103,446,626

Gas Utilities (0.1%)
Atmos Energy Corp.
0.625%, 3/9/23	335,000	335,029
3.000%, 6/15/27	310,000	332,889
2.625%, 9/15/29(x)	300,000	311,115
CenterPoint Energy Resources Corp.
0.700%, 3/2/23	350,000	350,066
3.550%, 4/1/23	750,000	781,759
4.000%, 4/1/28	500,000	558,505
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	1,034,401
5.200%, 7/15/25	1,000,000	1,111,755
3.950%, 9/15/27	300,000	321,651
4.750%, 9/1/28	300,000	335,757
ONE Gas, Inc.
0.850%, 3/11/23	750,000	750,107
1.100%, 3/11/24	750,000	750,022
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	544,672
2.500%, 3/15/31	380,000	381,650
Southern California Gas Co.
3.150%, 9/15/24	550,000	585,137
Series TT
2.600%, 6/15/26	500,000	527,660
Southwest Gas Corp.
2.200%, 6/15/30	500,000	494,236

		9,506,411

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,511,495
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	426,928
Exelon Generation Co. LLC
3.250%, 6/1/25	205,000	218,179
PSEG Power LLC
3.850%, 6/1/23	500,000	527,069
Southern Power Co.
4.150%, 12/1/25	500,000	554,535
0.900%, 1/15/26	155,000	152,108

		3,390,314

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	166,977
1.750%, 3/15/28	375,000	368,571
Ameren Illinois Co.
3.800%, 5/15/28	350,000	391,309
1.550%, 11/15/30	210,000	199,837
Berkshire Hathaway Energy Co.
2.800%, 1/15/23	415,000	426,892
3.750%, 11/15/23	1,100,000	1,166,491
Black Hills Corp.
4.250%, 11/30/23	600,000	641,216
1.037%, 8/23/24	270,000	269,543
3.950%, 1/15/26	350,000	382,341
3.050%, 10/15/29	250,000	264,625
2.500%, 6/15/30	315,000	318,429
CenterPoint Energy, Inc.
2.500%, 9/1/24	250,000	260,897
1.450%, 6/1/26	315,000	314,574
4.250%, 11/1/28	400,000	455,046
CMS Energy Corp.
3.000%, 5/15/26	210,000	224,268
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	613,229
2.400%, 6/15/31	500,000	503,872
Series B
3.125%, 11/15/27	300,000	321,072
Series D
4.000%, 12/1/28	500,000	566,740
Consumers Energy Co.
0.350%, 6/1/23	60,000	59,913
3.800%, 11/15/28	750,000	840,421
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	792,149
Dominion Energy, Inc.
3.071%, 8/15/24(e)	180,000	189,958
4.250%, 6/1/28	500,000	568,088
Series A
1.450%, 4/15/26	305,000	305,394
Series C
2.250%, 8/15/31	455,000	452,876
Series D
2.850%, 8/15/26	450,000	477,812
DTE Energy Co.
2.250%, 11/1/22	250,000	254,988
2.850%, 10/1/26	750,000	793,359
2.950%, 3/1/30	250,000	261,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series C
2.529%, 10/1/24(e)	$375,000	$391,259
3.400%, 6/15/29	164,000	177,601
Series F
1.050%, 6/1/25	525,000	519,766
Series H
0.550%, 11/1/22	430,000	430,930
NiSource, Inc.
0.950%, 8/15/25	580,000	572,589
3.490%, 5/15/27	1,250,000	1,368,579
2.950%, 9/1/29	350,000	367,222
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	1,023,029
2.875%, 6/15/24	700,000	736,136
0.800%, 8/15/25	500,000	490,422
1.600%, 8/15/30	500,000	472,840
Puget Energy, Inc.
2.379%, 6/15/28§	625,000	624,759
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	526,029
Series NNN
3.600%, 9/1/23	1,650,000	1,736,107
Series VVV
1.700%, 10/1/30	235,000	226,202
Sempra Energy
2.875%, 10/1/22	563,000	572,348
2.900%, 2/1/23	165,000	169,857
3.550%, 6/15/24	250,000	265,918
3.750%, 11/15/25	300,000	326,310
3.250%, 6/15/27	500,000	539,346
Southern Co. Gas Capital Corp.
2.450%, 10/1/23	650,000	672,177
3.250%, 6/15/26	530,000	569,048
WEC Energy Group, Inc.
0.550%, 9/15/23	500,000	500,016
0.800%, 3/15/24	250,000	250,450
3.550%, 6/15/25	210,000	227,135
1.375%, 10/15/27	500,000	489,313
1.800%, 10/15/30	500,000	478,644

		27,576,810

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	855,978
3.400%, 3/1/25	400,000	429,515
3.750%, 9/1/28	750,000	837,539
3.450%, 6/1/29	500,000	548,351
2.300%, 6/1/31	400,000	404,842
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	328,926

		3,405,151

Total Utilities		147,325,312

Total Corporate Bonds		2,615,203,068

Foreign Government Securities (2.2%)
Canada Government Bond
2.000%, 11/15/22(x)	3,170,000	3,234,478
1.625%, 1/22/25	2,000,000	2,060,920
Export Development Canada
2.500%, 1/24/23	2,000,000	2,057,976
1.375%, 2/24/23	1,250,000	1,268,766
2.750%, 3/15/23	1,000,000	1,035,298
2.625%, 2/21/24	1,000,000	1,050,168
Export-Import Bank of Korea
3.000%, 11/1/22	950,000	975,907
3.625%, 11/27/23	1,000,000	1,065,608
4.000%, 1/14/24	500,000	538,219
0.375%, 2/9/24	335,000	333,717
2.375%, 6/25/24	350,000	366,793
0.625%, 6/29/24	357,000	357,343
2.875%, 1/21/25(x)	1,500,000	1,586,062
1.875%, 2/12/25	200,000	204,836
3.250%, 11/10/25	1,000,000	1,082,375
0.625%, 2/9/26	355,000	346,050
2.625%, 5/26/26(x)	2,000,000	2,128,500
1.125%, 12/29/26	550,000	546,221
2.375%, 4/21/27	1,500,000	1,574,344
1.375%, 2/9/31	750,000	716,667
FMS Wertmanagement AoeR
2.750%, 3/6/23	1,100,000	1,138,739
2.750%, 1/30/24	1,000,000	1,045,523
Hungary Government Bond
5.375%, 2/21/23	1,000,000	1,066,125
5.375%, 3/25/24	3,000,000	3,331,500
Italian Republic Government Bond
6.875%, 9/27/23	2,000,000	2,242,358
0.875%, 5/6/24	1,485,000	1,480,617
2.375%, 10/17/24	1,000,000	1,036,355
1.250%, 2/17/26	2,045,000	2,014,047
2.875%, 10/17/29	1,000,000	1,034,738
Japan Bank for International Cooperation
1.625%, 10/17/22	335,000	339,670
2.375%, 11/16/22	945,000	966,910
1.750%, 1/23/23	200,000	203,678
0.625%, 5/22/23	525,000	526,904
3.250%, 7/20/23	890,000	934,716
3.375%, 7/31/23	2,000,000	2,095,180
0.375%, 9/15/23	690,000	688,847
3.375%, 10/31/23	1,500,000	1,588,747
0.500%, 4/15/24	205,000	204,409
2.500%, 5/23/24	780,000	817,633
1.750%, 10/17/24	440,000	453,120
2.125%, 2/10/25	1,500,000	1,563,563
0.625%, 7/15/25	1,130,000	1,116,081
2.750%, 1/21/26	1,000,000	1,069,544
2.375%, 4/20/26	2,000,000	2,108,421
1.875%, 7/21/26	1,500,000	1,546,653
2.250%, 11/4/26	1,000,000	1,048,758
2.875%, 6/1/27	3,000,000	3,248,013
2.750%, 11/16/27	475,000	511,903
3.250%, 7/20/28	1,500,000	1,666,639
3.500%, 10/31/28	2,000,000	2,258,586
2.000%, 10/17/29	430,000	442,404
1.250%, 1/21/31(x)	600,000	575,330
1.875%, 4/15/31	1,200,000	1,211,413
Japan International Cooperation Agency
2.750%, 4/27/27(x)	690,000	734,017
3.375%, 6/12/28	500,000	556,795
1.750%, 4/28/31	595,000	592,013
Oriental Republic of Uruguay
4.500%, 8/14/24	500,000	534,781
4.375%, 10/27/27	2,500,000	2,866,875
Province of Alberta
3.350%, 11/1/23	1,150,000	1,219,218
2.950%, 1/23/24	1,000,000	1,056,186
1.875%, 11/13/24	1,500,000	1,553,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.300%, 3/15/28	$1,250,000	$1,386,412
1.300%, 7/22/30	1,100,000	1,050,453
Province of British Columbia
2.000%, 10/23/22	1,300,000	1,323,475
1.750%, 9/27/24	300,000	309,968
2.250%, 6/2/26	1,000,000	1,053,836
0.900%, 7/20/26	500,000	495,496
1.300%, 1/29/31(x)	400,000	384,180
Province of Manitoba
2.600%, 4/16/24(x)	500,000	524,621
3.050%, 5/14/24	1,000,000	1,061,932
2.125%, 6/22/26	1,000,000	1,045,712
Province of New Brunswick
2.500%, 12/12/22	250,000	255,863
3.625%, 2/24/28	600,000	680,148
Province of Ontario
1.750%, 1/24/23	730,000	743,839
3.050%, 1/29/24	1,350,000	1,430,063
3.200%, 5/16/24	2,500,000	2,670,101
0.625%, 1/21/26	3,770,000	3,709,279
1.050%, 4/14/26	1,600,000	1,599,110
2.500%, 4/27/26	2,000,000	2,127,090
2.300%, 6/15/26(x)	1,750,000	1,845,678
2.000%, 10/2/29	1,250,000	1,273,872
1.125%, 10/7/30	1,000,000	947,228
1.600%, 2/25/31	1,000,000	982,157
Province of Quebec
2.625%, 2/13/23	2,531,000	2,610,542
2.500%, 4/9/24	500,000	524,659
2.875%, 10/16/24	1,000,000	1,067,199
1.500%, 2/11/25	2,000,000	2,051,622
0.600%, 7/23/25	1,400,000	1,387,338
2.500%, 4/20/26	1,000,000	1,063,847
2.750%, 4/12/27	1,750,000	1,887,820
1.350%, 5/28/30	1,000,000	968,690
1.900%, 4/21/31(x)	1,250,000	1,265,633
Republic of Chile
2.250%, 10/30/22	245,000	249,257
3.125%, 1/21/26	3,512,000	3,747,524
3.240%, 2/6/28	1,500,000	1,594,031
2.450%, 1/31/31	325,000	322,217
Republic of Indonesia
2.950%, 1/11/23	1,250,000	1,286,400
3.500%, 1/11/28	1,000,000	1,083,937
4.100%, 4/24/28	800,000	897,650
4.750%, 2/11/29	2,500,000	2,909,650
2.150%, 7/28/31	1,250,000	1,217,325
Republic of Korea
3.875%, 9/11/23	250,000	266,609
2.000%, 6/19/24	350,000	362,705
2.750%, 1/19/27	1,750,000	1,873,922
3.500%, 9/20/28	1,000,000	1,120,188
2.500%, 6/19/29	505,000	534,921
Republic of Panama
4.000%, 9/22/24	890,000	957,751
3.750%, 3/16/25	3,000,000	3,216,188
3.160%, 1/23/30	1,500,000	1,544,344
Republic of Peru
4.125%, 8/25/27	1,000,000	1,104,250
2.844%, 6/20/30	1,000,000	1,008,625
2.783%, 1/23/31	2,240,000	2,216,620
Republic of Philippines
4.200%, 1/21/24	2,400,000	2,577,264
3.000%, 2/1/28	1,150,000	1,227,326
3.750%, 1/14/29	975,000	1,086,089
2.457%, 5/5/30	3,360,000	3,423,370
Republic of Poland
3.000%, 3/17/23	1,750,000	1,814,860
4.000%, 1/22/24	2,250,000	2,426,878
3.250%, 4/6/26	1,500,000	1,644,656
State of Israel Government Bond
3.150%, 6/30/23	500,000	522,438
2.875%, 3/16/26	1,500,000	1,605,750
3.250%, 1/17/28	750,000	821,859
2.500%, 1/15/30	515,000	538,175
Svensk Exportkredit AB
1.625%, 11/14/22	1,070,000	1,086,510
2.875%, 3/14/23	1,500,000	1,555,593
0.250%, 9/29/23	255,000	254,202
1.750%, 12/12/23	600,000	617,032
0.375%, 7/30/24	2,000,000	1,990,595
0.625%, 10/7/24	584,000	583,573
0.500%, 8/26/25	1,000,000	989,070
Series USMT
0.375%, 3/11/24	595,000	593,432
United Mexican States
3.600%, 1/30/25	2,000,000	2,176,625
4.125%, 1/21/26	1,865,000	2,088,800
4.150%, 3/28/27(x)	2,745,000	3,096,360
3.750%, 1/11/28	855,000	929,706
4.500%, 4/22/29	455,000	511,107
3.250%, 4/16/30(x)	5,000,000	5,124,375

Total Foreign Government Securities		179,748,833

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	2,605
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	4,000	5,535
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	4,000	6,013
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	6,098
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2
5.206%, 10/1/31	4,000	4,825
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
City of New York, Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	$8,000	$10,687
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	6,757
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	296,735
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	4,000	5,988
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	505,390
1.705%, 7/1/27	500,000	508,047
2.154%, 7/1/30	500,000	505,444
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
7.055%, 4/1/57	3,000	4,415
Los Angeles Community College District, 2020 General Obligation Refunding Bonds
1.606%, 8/1/28	200,000	201,211
1.806%, 8/1/30	200,000	198,514
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	1,099,577
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE
7.425%, 2/15/29	1,000,000	1,281,205
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM
(Zero Coupon), 2/15/23	1,000,000	992,061
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	4,000	5,291
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,395
5.561%, 12/1/49	3,000	4,369
Port Authority of New York and New Jersey Consolidated Notes, Series AAA
1.086%, 7/1/23	665,000	673,554
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,923
7.043%, 4/1/50	4,000	7,036
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	190,000	207,471
3.500%, 4/1/28	250,000	278,999
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,492
State of Wisconsin, Revenue Bonds
3.154%, 5/1/27	1,300,000	1,423,888
The Regent of The University of California General Revenue Bonds 2020, Series BG
0.883%, 5/15/25	165,000	166,491
1.316%, 5/15/27	250,000	250,081
1.614%, 5/15/30	125,000	121,101
University of California
3.063%, 7/1/25	500,000	537,919

Total Municipal Bonds		9,329,095

Supranational (2.8%)
African Development Bank
2.125%, 11/16/22	250,000	255,277
0.750%, 4/3/23	5,000,000	5,036,952
3.000%, 9/20/23	3,000,000	3,157,540
0.875%, 3/23/26	1,300,000	1,298,659
0.875%, 7/22/26	1,159,000	1,153,541
Asian Development Bank
1.625%, 1/24/23	1,000,000	1,018,517
2.750%, 3/17/23	2,125,000	2,202,504
0.250%, 7/14/23	2,365,000	2,362,747
0.250%, 10/6/23	1,000,000	997,944
0.375%, 6/11/24	1,800,000	1,793,401
0.625%, 10/8/24	1,273,000	1,272,166
1.500%, 10/18/24	2,000,000	2,054,447
2.000%, 1/22/25	3,000,000	3,131,229
0.625%, 4/29/25	5,000,000	4,983,565
0.375%, 9/3/25	2,250,000	2,213,211
0.500%, 2/4/26	4,000,000	3,930,763
1.000%, 4/14/26	1,300,000	1,302,725
2.000%, 4/24/26	1,000,000	1,046,264
1.750%, 8/14/26	1,000,000	1,034,065
2.625%, 1/12/27	2,500,000	2,694,935
2.500%, 11/2/27	2,500,000	2,684,981
2.750%, 1/19/28	1,000,000	1,088,895
1.250%, 6/9/28	500,000	497,135
3.125%, 9/26/28	400,000	446,814
1.750%, 9/19/29	500,000	509,707
1.875%, 1/24/30	1,000,000	1,028,072
0.750%, 10/8/30	1,000,000	932,066
1.500%, 3/4/31	600,000	596,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	$1,335,000	$1,332,141
2.250%, 5/16/24	1,350,000	1,410,149
0.500%, 5/28/25	2,000,000	1,979,170
0.500%, 1/27/26	2,500,000	2,449,207
Corp. Andina de Fomento
2.375%, 5/12/23	750,000	768,645
3.750%, 11/23/23	1,310,000	1,386,390
1.625%, 9/23/25	750,000	755,531
Council of Europe Development Bank
2.625%, 2/13/23	450,000	464,516
0.250%, 10/20/23	525,000	523,479
2.500%, 2/27/24	825,000	864,782
0.375%, 6/10/24	500,000	497,771
1.375%, 2/27/25	750,000	766,488
0.875%, 9/22/26(x)	750,000	742,032
European Bank for Reconstruction & Development
2.750%, 3/7/23	750,000	776,901
0.250%, 7/10/23	1,000,000	999,091
1.625%, 9/27/24	350,000	360,622
1.500%, 2/13/25	290,000	297,882
0.500%, 11/25/25	600,000	591,377
0.500%, 1/28/26(x)	750,000	737,528
European Investment Bank
2.500%, 3/15/23	6,355,000	6,561,077
2.875%, 8/15/23	2,000,000	2,095,916
0.250%, 9/15/23	6,840,000	6,825,438
3.125%, 12/14/23	2,250,000	2,383,939
3.250%, 1/29/24	3,100,000	3,301,847
2.625%, 3/15/24	1,665,000	1,753,193
2.250%, 6/24/24(x)	2,000,000	2,094,398
2.500%, 10/15/24(x)	1,000,000	1,057,812
1.875%, 2/10/25	3,000,000	3,121,273
1.625%, 3/14/25	1,300,000	1,341,733
0.375%, 12/15/25	2,000,000	1,958,019
0.375%, 3/26/26	3,375,000	3,288,535
2.125%, 4/13/26	2,000,000	2,102,930
0.750%, 10/26/26	1,111,000	1,091,816
2.375%, 5/24/27	1,000,000	1,067,257
0.625%, 10/21/27(x)	980,000	945,127
1.625%, 10/9/29	410,000	415,189
0.750%, 9/23/30	750,000	700,715
1.250%, 2/14/31	3,475,000	3,376,946
1.625%, 5/13/31	750,000	753,561
Inter-American Development Bank
2.500%, 1/18/23	3,500,000	3,603,118
0.250%, 11/15/23	2,000,000	1,994,161
2.625%, 1/16/24	2,150,000	2,257,172
3.000%, 2/21/24	2,000,000	2,120,513
0.500%, 9/23/24	2,000,000	1,994,220
2.125%, 1/15/25	2,000,000	2,094,056
1.750%, 3/14/25	10,000,000	10,353,098
0.625%, 7/15/25	5,000,000	4,969,793
0.875%, 4/20/26	2,000,000	1,990,686
2.000%, 6/2/26	1,050,000	1,098,042
2.000%, 7/23/26	1,000,000	1,045,543
0.625%, 9/16/27	1,000,000	968,154
1.125%, 7/20/28	1,250,000	1,236,363
3.125%, 9/18/28(x)	750,000	839,154
2.250%, 6/18/29	1,000,000	1,056,380
1.125%, 1/13/31	3,800,000	3,649,086
International Bank for Reconstruction & Development
1.875%, 10/7/22	1,000,000	1,017,268
7.625%, 1/19/23	1,000,000	1,095,567
2.125%, 2/13/23(x)	1,319,000	1,353,158
1.750%, 4/19/23	1,000,000	1,023,178
1.875%, 6/19/23	750,000	770,516
3.000%, 9/27/23	2,250,000	2,369,130
0.250%, 11/24/23	1,000,000	997,796
1.500%, 8/28/24	2,000,000	2,053,308
2.500%, 11/25/24	3,500,000	3,705,183
1.625%, 1/15/25	2,500,000	2,577,080
2.125%, 3/3/25	450,000	472,014
0.750%, 3/11/25	2,000,000	2,002,840
0.625%, 4/22/25	10,000,000	9,961,955
0.375%, 7/28/25(x)	3,000,000	2,952,521
2.500%, 7/29/25	3,000,000	3,191,823
0.500%, 10/28/25	1,600,000	1,577,333
3.125%, 11/20/25	350,000	382,526
1.875%, 10/27/26	2,000,000	2,080,154
0.750%, 11/24/27	1,855,000	1,790,423
1.375%, 4/20/28	2,000,000	2,005,231
1.125%, 9/13/28	2,400,000	2,358,672
1.750%, 10/23/29	1,350,000	1,374,775
0.750%, 8/26/30	1,685,000	1,575,595
1.250%, 2/10/31	8,500,000	8,268,154
International Finance Corp.
2.000%, 10/24/22	750,000	763,921
0.500%, 3/20/23	250,000	250,598
2.875%, 7/31/23	805,000	841,393
1.375%, 10/16/24	1,125,000	1,145,888
0.375%, 7/16/25	735,000	724,222
2.125%, 4/7/26(x)	2,000,000	2,101,656
0.750%, 10/8/26	1,000,000	981,854
0.750%, 8/27/30	750,000	696,893
Nordic Investment Bank
1.375%, 10/17/22	750,000	759,612
0.375%, 5/19/23	600,000	601,120
2.875%, 7/19/23	750,000	784,538
2.250%, 5/21/24	585,000	611,429
0.375%, 9/20/24	415,000	412,042
0.375%, 9/11/25	1,100,000	1,080,454
0.500%, 1/21/26	1,000,000	982,805

Total Supranational		225,629,217

U.S. Government Agency Securities (4.3%)
FFCB
0.390%, 6/17/24	10,000,000	9,970,463
1.040%, 1/25/29	10,000,000	9,630,673
1.380%, 1/14/31	15,000,000	14,646,830
FHLB
0.125%, 10/21/22	3,335,000	3,334,184
1.500%, 8/15/24	3,785,000	3,891,257
2.875%, 9/13/24	2,000,000	2,136,163
0.375%, 9/4/25	6,000,000	5,909,104
3.250%, 11/16/28	5,000,000	5,637,113
5.500%, 7/15/36	3,000	4,379
FHLMC
2.375%, 1/13/22	7,947,000	7,999,166
0.250%, 6/26/23	8,960,000	8,951,768
0.250%, 8/24/23	8,570,000	8,563,590
0.250%, 9/8/23	10,950,000	10,938,769
0.125%, 10/16/23	7,575,000	7,554,018
0.250%, 12/4/23	21,030,000	20,984,502
0.375%, 9/23/25	9,245,000	9,089,515
0.600%, 10/20/25	10,000,000	9,903,497
FNMA
0.250%, 5/22/23	10,000,000	10,001,562
0.250%, 11/27/23	8,475,000	8,458,151
1.750%, 7/2/24	10,000,000	10,339,516
2.625%, 9/6/24(x)	2,500,000	2,656,430
0.625%, 4/22/25	17,105,000	17,059,118
0.500%, 6/17/25	10,000,000	9,928,136

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.375%, 8/25/25	$9,500,000	$9,350,061
0.560%, 10/22/25	10,000,000	9,886,617
0.560%, 11/17/25	10,000,000	9,884,546
0.650%, 12/10/25	10,000,000	9,908,438
0.650%, 12/17/25	10,000,000	9,902,552
2.125%, 4/24/26	8,165,000	8,597,578
1.875%, 9/24/26(x)	7,000,000	7,290,419
0.875%, 12/18/26	10,000,000	9,881,425
0.750%, 10/8/27	40,000,000	38,805,752
0.875%, 8/5/30	20,000,000	18,833,358
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	5,333,674
Iraq Government AID Bonds
2.149%, 1/18/22	665,000	668,884
Tennessee Valley Authority
2.875%, 9/15/24	2,400,000	2,562,900
0.750%, 5/15/25	5,000,000	5,006,399
2.875%, 2/1/27	1,000,000	1,089,122

Total U.S. Government Agency Securities		344,589,629

U.S. Treasury Obligations (50.3%)
U.S. Treasury Bonds
7.125%, 2/15/23	4,312,000	4,722,881
U.S. Treasury Notes
1.625%, 11/15/22	40,304,700	40,982,492
0.125%, 11/30/22	10,000,000	9,999,419
2.000%, 11/30/22	15,000,000	15,326,652
2.125%, 12/31/22	2,000,000	2,049,227
0.125%, 1/31/23	25,000,000	24,989,310
1.750%, 1/31/23	31,000,000	31,652,395
2.375%, 1/31/23	7,000,000	7,206,428
2.000%, 2/15/23	125,530,900	128,686,973
0.125%, 2/28/23	50,000,000	49,964,900
1.500%, 2/28/23	35,000,000	35,654,297
2.625%, 2/28/23	24,000,000	24,828,154
0.125%, 3/31/23	25,000,000	24,977,540
1.500%, 3/31/23	27,500,000	28,039,297
2.500%, 3/31/23	15,000,000	15,516,897
1.625%, 4/30/23	27,500,000	28,113,269
1.750%, 5/15/23	74,514,600	76,374,551
0.125%, 5/31/23	30,000,000	29,951,139
1.625%, 5/31/23	37,000,000	37,861,430
2.750%, 5/31/23	35,000,000	36,468,607
1.375%, 6/30/23	30,000,000	30,598,743
2.625%, 6/30/23	9,500,000	9,894,126
1.250%, 7/31/23	10,500,000	10,692,360
2.500%, 8/15/23	24,250,000	25,261,533
1.375%, 8/31/23	22,000,000	22,463,969
1.375%, 9/30/23	40,000,000	40,868,568
1.625%, 10/31/23	38,000,000	39,042,139
0.250%, 11/15/23	10,000,000	9,986,497
2.750%, 11/15/23	37,000,000	38,907,935
2.125%, 11/30/23	29,000,000	30,125,913
2.250%, 12/31/23	15,000,000	15,638,788
2.250%, 1/31/24	30,000,000	31,319,556
2.500%, 1/31/24	17,500,000	18,368,192
2.750%, 2/15/24	39,500,000	41,724,869
2.125%, 2/29/24	42,000,000	43,759,431
2.375%, 2/29/24	6,500,000	6,810,285
2.125%, 3/31/24	21,000,000	21,893,962
2.000%, 4/30/24	30,000,000	31,214,022
2.500%, 5/15/24	30,000,000	31,615,623
2.000%, 5/31/24	23,000,000	23,943,522
1.750%, 6/30/24	14,000,000	14,493,323
2.000%, 6/30/24	27,500,000	28,651,637
1.750%, 7/31/24	40,000,000	41,428,064
2.125%, 7/31/24	35,000,000	36,614,543
0.375%, 8/15/24	30,000,000	29,889,636
2.375%, 8/15/24	100,000,000	105,375,970
1.250%, 8/31/24	17,000,000	17,366,479
1.875%, 8/31/24	30,000,000	31,190,709
1.500%, 9/30/24	10,000,000	10,290,678
2.125%, 9/30/24	35,000,000	36,662,381
1.500%, 10/31/24	31,000,000	31,908,232
2.250%, 10/31/24	25,000,000	26,303,280
2.250%, 11/15/24	66,000,000	69,465,356
1.500%, 11/30/24	16,000,000	16,466,208
1.375%, 1/31/25	13,000,000	13,326,305
2.000%, 2/15/25	35,000,000	36,605,930
1.125%, 2/28/25	16,000,000	16,263,802
2.625%, 3/31/25	23,000,000	24,561,583
2.125%, 5/15/25	12,000,000	12,611,358
2.000%, 8/15/25	25,000,000	26,176,268
0.250%, 8/31/25	55,000,000	53,866,884
0.250%, 10/31/25	15,000,000	14,651,922
2.250%, 11/15/25	117,000,000	123,728,366
0.375%, 12/31/25	35,000,000	34,286,115
1.625%, 2/15/26	150,000,000	154,725,090
0.500%, 2/28/26	25,000,000	24,571,095
0.750%, 4/30/26	50,000,000	49,597,970
2.375%, 4/30/26	20,000,000	21,306,362
1.625%, 5/15/26	124,000,000	127,869,556
0.750%, 5/31/26	50,000,000	49,558,550
0.875%, 6/30/26	15,000,000	14,940,775
1.875%, 6/30/26	30,000,000	31,287,945
0.625%, 7/31/26	50,000,000	49,180,700
1.875%, 7/31/26	5,000,000	5,215,635
1.500%, 8/15/26	148,000,000	151,659,034
1.625%, 10/31/26	21,000,000	21,639,696
2.000%, 11/15/26	128,000,000	134,278,746
2.250%, 2/15/27	39,000,000	41,409,826
0.625%, 3/31/27	35,000,000	34,144,068
2.375%, 5/15/27	32,000,000	34,210,854
2.250%, 8/15/27	35,000,000	37,182,369
2.250%, 11/15/27	65,000,000	69,068,506
0.625%, 11/30/27	25,000,000	24,131,990
2.750%, 2/15/28	39,500,000	43,200,747
2.875%, 5/15/28	37,000,000	40,795,593
1.250%, 5/31/28	25,000,000	24,949,557
2.875%, 8/15/28	49,000,000	54,100,170
3.125%, 11/15/28	77,500,000	87,016,248
2.625%, 2/15/29	74,000,000	80,633,464
2.375%, 5/15/29	64,000,000	68,643,149
1.500%, 2/15/30	82,500,000	82,963,914
0.625%, 5/15/30	66,000,000	61,550,234
0.625%, 8/15/30	105,000,000	97,619,004
0.875%, 11/15/30(x)	65,000,000	61,637,810
1.125%, 2/15/31(x)	135,000,000	130,637,367
1.625%, 5/15/31	55,000,000	55,590,172
1.250%, 8/15/31(x)	30,000,000	29,245,314

Total U.S. Treasury Obligations		4,024,242,430

Total Long-Term Debt Securities (92.5%) (Cost $7,189,836,699)		7,404,736,742

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z
(ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.375%(k)*	17,000	40,630

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
FNMA,
Series S
(ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 8.250%(k)*	22,000	$57,200

Total Preferred Stocks(0.0%) (Cost $18,166)		97,830

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (6.9%)
iShares 1-3 Year Treasury Bond ETF(x)	580,000	49,967,000
iShares 3-7 Year Treasury Bond ETF(x)	203,449	26,482,956
iShares 7-10 Year Treasury Bond ETF(x)	25,971	2,992,379
Schwab Intermediate-Term U.S. Treasury ETF(x)	500,000	28,355,000
Schwab Short-Term U.S. Treasury ETF(x)	600,000	30,714,000
Vanguard Intermediate- Term Treasury ETF(x)	2,900,000	195,895,000
Vanguard Short-Term Treasury ETF(x)	3,600,000	221,076,000

Total Exchange Traded Funds (6.9%) (Cost $529,035,191)		555,482,335

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $28,895,535, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $29,473,414.(xx)	$28,895,503	28,895,503
Cantor Fitzgerald & Co., 0.06%, dated 9/30/21, due 10/5/21, repurchase price $7,000,053, collateralized by various U.S. Government Agency Securities, ranging from 0.484%-6.000%, maturing 9/25/29-7/20/71; total market value $7,140,000.(xx)	7,000,000	7,000,000
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $8,700,036, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $8,873,999.(xx)	8,700,000	8,700,000
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $10,000,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $10,204,165.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $9,000,473, collateralized by various Common Stocks, U.S Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22- 2/15/50; total market value $9,995,564.(xx)	9,000,000	9,000,000
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $10,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 10/28/21-2/15/41; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $510,026.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $1,200,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%- 3.000%, maturing 2/28/22-8/15/48; total market value $1,224,036.(xx)	$1,200,000	$1,200,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $700,004, collateralized by various Common Stocks; total market value $777,804.(xx)	700,000	700,000

Total Repurchase Agreements		75,995,503

Total Short-Term Investments (1.0%) (Cost $80,995,503)		80,995,503

Total Investments in Securities (100.4%) (Cost $7,799,885,559)		8,041,312,410
Other Assets Less Liabilities (-0.4%)		(32,080,117)

Net Assets (100%)		$8,009,232,293

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $21,454,274 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $142,519,609. This was collateralized by $64,690,962 of various U.S. Government Treasury Securities, ranging from 0.089% - 3.875%, maturing 10/31/21 - 2/15/51 and by cash of $80,995,503 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

AMERIBOR — American Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$5,994,470		$—	$5,994,470
Corporate Bonds
Communication Services	—	157,942,135		—	157,942,135
Consumer Discretionary	—	121,431,500		—	121,431,500
Consumer Staples	—	140,384,397		—	140,384,397
Energy	—	179,358,286		—	179,358,286
Financials	—	1,066,840,349		—	1,066,840,349
Health Care	—	228,412,970		—	228,412,970
Industrials	—	159,118,323		—	159,118,323
Information Technology	—	246,529,276		—	246,529,276
Materials	—	53,998,260		—	53,998,260
Real Estate	—	113,862,260		—	113,862,260
Utilities	—	147,325,312		—	147,325,312
Exchange Traded Funds	555,482,335	—		—	555,482,335
Foreign Government Securities	—	179,748,833		—	179,748,833
Municipal Bonds	—	9,329,095		—	9,329,095
Preferred Stocks
Financials	97,830	—		—	97,830
Short-Term Investments
Investment Company	5,000,000	—		—	5,000,000
Repurchase Agreements	—	75,995,503		—	75,995,503
Supranational	—	225,629,217		—	225,629,217
U.S. Government Agency Securities	—	344,589,629		—	344,589,629
U.S. Treasury Obligations	—	4,024,242,430		—	4,024,242,430

Total Assets	$560,580,165	$7,480,732,245		$—	$8,041,312,410

Total Liabilities	$—	$—	$		$—

Total	$560,580,165	$7,480,732,245		$—	$8,041,312,410

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$272,499,828
Aggregate gross unrealized depreciation	(31,506,024)

Net unrealized appreciation	$240,993,804

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,800,318,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (2.5%)
Ambev SA	170,200	$479,120
Banco Bradesco SA (ADR)*	130,345	499,221
Itau Unibanco Holding SA (ADR)	71,369	376,115
Petroleo Brasileiro SA (ADR)	59,586	616,119

		1,970,575

Chile (1.3%)
Aguas Andinas SA, Class A	2,180,009	438,260
Sociedad Quimica y Minera de Chile SA (ADR)	11,460	615,631

		1,053,891

China (6.6%)
Baidu, Inc. (ADR)*	3,648	560,880
BYD Co. Ltd., Class H	16,500	509,578
Industrial & Commercial Bank of China Ltd., Class H	401,000	221,371
Jiangxi Copper Co. Ltd., Class H	292,000	515,728
Poly Property Services Co. Ltd., Class H(m)(x)	100,400	596,810
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	65,500	334,308
Shenzhou International Group Holdings Ltd.	34,100	712,767
Sinopharm Group Co. Ltd., Class H	114,800	298,174
TravelSky Technology Ltd., Class H	382,000	736,269
Weibo Corp. (ADR)*	9,450	448,780
Weichai Power Co. Ltd., Class H	114,000	236,130

		5,170,795

Colombia (1.6%)
Bancolombia SA (ADR)	18,335	634,758
Ecopetrol SA	885,492	635,783

		1,270,541

Czech Republic (1.2%)
Komercni banka A/S	22,996	931,282

India (1.9%)
HDFC Bank Ltd. (ADR)	10,150	741,863
ICICI Bank Ltd. (ADR)	40,840	770,651

		1,512,514

Indonesia (1.5%)
Bank Rakyat Indonesia Persero Tbk. PT	2,903,982	771,800
Indofood Sukses Makmur Tbk. PT	955,500	422,136

		1,193,936

Mexico (0.7%)
Grupo Financiero Banorte SAB de CV, Class O	84,100	538,991

Singapore (0.7%)
BOC Aviation Ltd.(m)	71,100	590,960

South Africa (2.4%)
FirstRand Ltd.	169,750	719,936
Naspers Ltd., Class N	3,636	599,169
Ninety One Ltd.	160,394	537,900

		1,857,005

South Korea (2.5%)
CJ Corp.	2,923	240,033
Cosmax, Inc.*	4,988	516,585
Samsung Electronics Co. Ltd.	19,383	1,206,375

		1,962,993

Taiwan (6.0%)
ASE Technology Holding Co. Ltd.	234,512	912,877
Feng TAY Enterprise Co. Ltd.	60,000	458,492
Hon Hai Precision Industry Co. Ltd.	148,800	556,091
Micro-Star International Co. Ltd.	146,000	667,387
Taiwan Semiconductor Manufacturing Co. Ltd.	77,000	1,587,820
Uni-President Enterprises Corp.	210,750	512,551

		4,695,218

Thailand (1.5%)
Kasikornbank PCL	75,800	294,928
PTT Exploration & Production PCL	162,600	562,121
PTT Global Chemical PCL	163,900	303,382

		1,160,431

Total Common Stocks (30.4%) (Cost $19,497,908)		23,909,132

EXCHANGE TRADED FUNDS (ETF):
Equity (47.2%)
iShares Core MSCI Emerging Markets ETF	401,440	24,792,935
Vanguard FTSE Emerging Markets ETF(x)	247,733	12,389,127

Total Exchange Traded Funds (47.2%) (Cost $30,217,767)		37,182,062

SHORT-TERM INVESTMENTS:
Investment Companies (20.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	14,470,531	14,477,766

Total Investment Companies		16,477,766

	Principal Amount	Value (Note 1)
Repurchase Agreements (11.1%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $5,766,683, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $5,882,012.(xx)	$5,766,678	5,766,678
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $3,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $3,061,250.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		8,766,678

Total Short-Term Investments (32.0%) (Cost $25,244,018)		25,244,444

Total Investments in Securities (109.6%) (Cost $74,959,693)		86,335,638
Other Assets Less Liabilities (-9.6%)		(7,533,711)

Net Assets (100%)		$78,801,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $1,187,770 or 1.5% of net assets.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $10,675,180. This was collateralized by $80,113 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.375%, maturing 10/7/21 - 5/15/46 and by cash of $10,766,678 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

HKD — Hong Kong Dollar

USD — United States Dollar

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Exchange Traded Funds	$37,182,062	47.2%
Investment Company	16,477,766	20.9
Repurchase Agreements	8,766,678	11.1
Financials	7,038,816	8.9
Information Technology	5,666,819	7.2
Consumer Discretionary	2,280,006	2.9
Consumer Staples	1,930,392	2.4
Energy	1,814,023	2.3
Materials	1,434,741	1.8
Industrials	1,067,123	1.4
Communication Services	1,009,660	1.3
Health Care	632,482	0.8
Real Estate	596,810	0.8
Utilities	438,260	0.6
Cash and Other	(7,533,711)	(9.6)

		100.0%

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	267	12/2021	USD	16,628,760	(753,895)

					(753,895)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	497,838	USD	63,949	Brown Brothers Harriman & Co	10/5/2021	2

Net unrealized appreciation						2

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,970,575	$—	$—	$1,970,575
Chile	1,053,891	—	—	1,053,891
China	1,009,660	4,161,135	—	5,170,795
Colombia	1,270,541	—	—	1,270,541
Czech Republic	—	931,282	—	931,282
India	1,512,514	—	—	1,512,514
Indonesia	—	1,193,936	—	1,193,936
Mexico	538,991	—	—	538,991
Singapore	—	590,960	—	590,960
South Africa	—	1,857,005	—	1,857,005
South Korea	—	1,962,993	—	1,962,993
Taiwan	—	4,695,218	—	4,695,218
Thailand	—	1,160,431	—	1,160,431
Exchange Traded Funds	37,182,062	—	—	37,182,062
Forward Currency Contracts	—	2	—	2
Short-Term Investments
Investment Companies	16,477,766	—	—	16,477,766
Repurchase Agreements	—	8,766,678	—	8,766,678

Total Assets	$61,016,000	$25,319,640	$—	$86,335,640

Liabilities:
Futures	$(753,895)	$—	$—	$(753,895)

Total Liabilities	$(753,895)	$—	$—	$(753,895)

Total	$60,262,105	$25,319,640	$—	$85,581,745

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,247,406
Aggregate gross unrealized depreciation	(2,362,750)

Net unrealized appreciation	$9,884,656

Federal income tax cost of investments in securities and derivative instruments, if applicable	$75,697,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.2%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	1,579,704	$42,667,805
Lumen Technologies, Inc.	220,033	2,726,209
Verizon Communications, Inc.	915,936	49,469,703

		94,863,717

Entertainment (1.9%)
Activision Blizzard, Inc.	172,068	13,316,343
Electronic Arts, Inc.	62,880	8,944,680
Live Nation Entertainment, Inc.*	29,110	2,652,794
Netflix, Inc.*	97,920	59,764,493
Take-Two Interactive Software, Inc.*	25,744	3,966,378
Walt Disney Co. (The)*	402,012	68,008,370

		156,653,058

Interactive Media & Services (6.7%)
Alphabet, Inc., Class A*	66,699	178,321,111
Alphabet, Inc., Class C*	62,393	166,296,687
Facebook, Inc., Class A*	527,452	179,011,934
Match Group, Inc.*	61,158	9,601,194
Twitter, Inc.*	176,474	10,657,265

		543,888,191

Media (1.2%)
Charter Communications, Inc., Class A*	28,101	20,445,164
Comcast Corp., Class A	1,013,354	56,676,889
Discovery, Inc., Class A(x)*	37,366	948,349
Discovery, Inc., Class C*	67,197	1,630,871
DISH Network Corp., Class A*	55,010	2,390,735
Fox Corp., Class A	71,478	2,866,982
Fox Corp., Class B	32,781	1,216,831
Interpublic Group of Cos., Inc. (The)	87,026	3,191,244
News Corp., Class A	86,550	2,036,521
News Corp., Class B	26,911	625,143
Omnicom Group, Inc.	47,350	3,430,981
ViacomCBS, Inc.	133,985	5,293,747

		100,753,457

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	129,727	16,573,921

Total Communication Services		912,732,344

Consumer Discretionary (12.2%)
Auto Components (0.1%)
Aptiv plc*	59,836	8,913,769
BorgWarner, Inc.	52,970	2,288,834

		11,202,603

Automobiles (2.1%)
Ford Motor Co.*	868,098	12,292,267
General Motors Co.*	321,194	16,930,136
Tesla, Inc.*	179,556	139,242,087

		168,464,490

Distributors (0.1%)
Genuine Parts Co.	31,610	3,832,080
LKQ Corp.*	59,737	3,005,966
Pool Corp.	8,889	3,861,471

		10,699,517

Hotels, Restaurants & Leisure (2.0%)
Booking Holdings, Inc.*	9,156	21,735,154
Caesars Entertainment, Inc.*	47,143	5,293,216
Carnival Corp.*	176,600	4,416,766
Chipotle Mexican Grill, Inc.*	6,301	11,452,194
Darden Restaurants, Inc.	28,750	4,354,762
Domino’s Pizza, Inc.	8,158	3,891,040
Expedia Group, Inc.*	32,139	5,267,582
Hilton Worldwide Holdings, Inc.*	61,615	8,139,958
Las Vegas Sands Corp.*	76,012	2,782,039
Marriott International, Inc., Class A*	60,517	8,961,963
McDonald’s Corp.	165,250	39,843,428
MGM Resorts International	88,426	3,815,582
Norwegian Cruise Line Holdings Ltd.(x)*	81,831	2,185,706
Penn National Gaming, Inc.*	34,592	2,506,536
Royal Caribbean Cruises Ltd.*	49,573	4,409,518
Starbucks Corp.	260,808	28,769,730
Wynn Resorts Ltd.*	23,229	1,968,658
Yum! Brands, Inc.	65,330	7,990,512

		167,784,344

Household Durables (0.4%)
DR Horton, Inc.	72,100	6,054,237
Garmin Ltd.	33,560	5,217,238
Leggett & Platt, Inc.	29,400	1,318,296
Lennar Corp., Class A	60,750	5,691,060
Mohawk Industries, Inc.*	12,300	2,182,020
Newell Brands, Inc.	83,680	1,852,675
NVR, Inc.*	830	3,979,086
PulteGroup, Inc.	57,407	2,636,129
Whirlpool Corp.	13,816	2,816,530

		31,747,271

Internet & Direct Marketing Retail (4.1%)
Amazon.com, Inc.*	96,400	316,677,856
eBay, Inc.	143,750	10,015,062
Etsy, Inc.*	28,008	5,824,544

		332,517,462

Leisure Products (0.0%)
Hasbro, Inc.	28,608	2,552,406

Multiline Retail (0.5%)
Dollar General Corp.	52,250	11,084,315
Dollar Tree, Inc.*	51,295	4,909,957
Target Corp.	109,470	25,043,452

		41,037,724

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	14,437	3,015,745
AutoZone, Inc.*	4,830	8,201,292
Bath & Body Works, Inc.	58,517	3,688,326
Best Buy Co., Inc.	49,875	5,272,286
CarMax, Inc.*	36,006	4,607,328
Gap, Inc. (The)	47,555	1,079,498
Home Depot, Inc. (The)	235,218	77,212,661
Lowe’s Cos., Inc.	156,380	31,723,247
O’Reilly Automotive, Inc.*	15,284	9,339,441
Ross Stores, Inc.	78,940	8,592,619
TJX Cos., Inc. (The)	266,900	17,610,062
Tractor Supply Co.	25,215	5,108,811
Ulta Beauty, Inc.*	12,141	4,381,930

		179,833,246

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	77,203	1,324,803
NIKE, Inc., Class B	282,700	41,056,521
PVH Corp.*	15,756	1,619,559
Ralph Lauren Corp.	10,700	1,188,128
Tapestry, Inc.	61,600	2,280,432
Under Armour, Inc., Class A*	41,716	841,829
Under Armour, Inc., Class C*	46,027	806,393
VF Corp.	72,050	4,826,630

		53,944,295

Total Consumer Discretionary		999,783,358

Consumer Staples (5.7%)
Beverages (1.4%)
Brown-Forman Corp., Class B	40,412	2,708,008
Coca-Cola Co. (The)	859,516	45,098,805
Constellation Brands, Inc., Class A	37,150	7,827,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	41,650	$1,931,727
Monster Beverage Corp.*	83,070	7,379,108
PepsiCo, Inc.	305,703	45,980,788

		110,925,569

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	97,850	43,968,898
Kroger Co. (The)	150,400	6,080,672
Sysco Corp.	113,100	8,878,350
Walgreens Boots Alliance, Inc.	158,750	7,469,187
Walmart, Inc.	316,118	44,060,527

		110,457,634

Food Products (0.9%)
Archer-Daniels-Midland Co.	123,666	7,421,197
Campbell Soup Co.	44,900	1,877,269
Conagra Brands, Inc.	106,250	3,598,688
General Mills, Inc.	134,100	8,021,862
Hershey Co. (The)	32,100	5,432,925
Hormel Foods Corp.	62,316	2,554,956
J M Smucker Co. (The)	23,947	2,874,358
Kellogg Co.	56,500	3,611,480
Kraft Heinz Co. (The)	148,827	5,479,810
Lamb Weston Holdings, Inc.	32,009	1,964,392
McCormick & Co., Inc. (Non-Voting)	55,100	4,464,753
Mondelez International, Inc., Class A	309,231	17,991,060
Tyson Foods, Inc., Class A	65,150	5,142,941

		70,435,691

Household Products (1.3%)
Church & Dwight Co., Inc.	54,298	4,483,386
Clorox Co. (The)	27,150	4,496,312
Colgate-Palmolive Co.	186,550	14,099,449
Kimberly-Clark Corp.	74,494	9,865,985
Procter & Gamble Co. (The)	536,991	75,071,342

		108,016,474

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,350	15,401,405

Tobacco (0.6%)
Altria Group, Inc.	408,000	18,572,160
Philip Morris International, Inc.	344,750	32,678,852

		51,251,012

Total Consumer Staples		466,487,785

Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	183,257	4,531,945
Halliburton Co.	196,950	4,258,059
Schlumberger NV	309,334	9,168,660

		17,958,664

Oil, Gas & Consumable Fuels (2.5%)
APA Corp.	83,580	1,791,119
Cabot Oil & Gas Corp.	88,336	1,922,191
Chevron Corp.	427,871	43,407,513
ConocoPhillips	296,229	20,075,439
Devon Energy Corp.	139,300	4,946,543
Diamondback Energy, Inc.	37,602	3,559,781
EOG Resources, Inc.	129,100	10,362,857
Exxon Mobil Corp.#	936,633	55,092,753
Hess Corp.	60,950	4,760,805
Kinder Morgan, Inc.	431,216	7,214,244
Marathon Oil Corp.	174,414	2,384,239
Marathon Petroleum Corp.	141,157	8,724,914
Occidental Petroleum Corp.	196,244	5,804,898
ONEOK, Inc.	98,541	5,714,393
Phillips 66	96,842	6,781,845
Pioneer Natural Resources Co.	50,129	8,346,980
Valero Energy Corp.	90,385	6,378,470
Williams Cos., Inc. (The)	268,771	6,971,920

		204,240,904

Total Energy		222,199,568

Financials (11.3%)
Banks (4.3%)
Bank of America Corp.	1,638,308	69,546,175
Citigroup, Inc.	448,400	31,468,712
Citizens Financial Group, Inc.	94,221	4,426,503
Comerica, Inc.	29,550	2,378,775
Fifth Third Bancorp	152,817	6,485,553
First Republic Bank	38,974	7,517,305
Huntington Bancshares, Inc.	326,688	5,050,596
JPMorgan Chase & Co.	661,091	108,213,986
KeyCorp	211,500	4,572,630
M&T Bank Corp.	28,400	4,241,256
People’s United Financial, Inc.	94,643	1,653,413
PNC Financial Services Group, Inc. (The)	93,979	18,386,052
Regions Financial Corp.	211,152	4,499,649
SVB Financial Group*	12,962	8,384,859
Truist Financial Corp.	295,293	17,318,934
US Bancorp	298,445	17,739,571
Wells Fargo & Co.	908,537	42,165,202
Zions Bancorp NA	35,850	2,218,756

		356,267,927

Capital Markets (3.0%)
Ameriprise Financial, Inc.	25,107	6,631,261
Bank of New York Mellon Corp. (The)	175,619	9,104,089
BlackRock, Inc.	31,712	26,595,586
Cboe Global Markets, Inc.	23,562	2,918,389
Charles Schwab Corp. (The)	332,119	24,191,548
CME Group, Inc.	79,415	15,357,273
Franklin Resources, Inc.	62,301	1,851,586
Goldman Sachs Group, Inc. (The)	74,592	28,198,014
Intercontinental Exchange, Inc.	124,580	14,304,276
Invesco Ltd.	75,501	1,820,329
MarketAxess Holdings, Inc.	8,420	3,542,210
Moody’s Corp.	35,876	12,739,926
Morgan Stanley	322,866	31,418,090
MSCI, Inc.	18,228	11,088,822
Nasdaq, Inc.	25,873	4,994,006
Northern Trust Corp.	46,100	4,970,041
Raymond James Financial, Inc.	40,971	3,780,804
S&P Global, Inc.	53,350	22,667,881
State Street Corp.	80,820	6,847,070
T. Rowe Price Group, Inc.	50,186	9,871,586

		242,892,787

Consumer Finance (0.7%)
American Express Co.	142,310	23,841,194
Capital One Financial Corp.	98,694	15,985,467
Discover Financial Services	66,221	8,135,250
Synchrony Financial	125,962	6,157,023

		54,118,934

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	410,157	111,948,252

Insurance (1.9%)
Aflac, Inc.	136,500	7,115,745
Allstate Corp. (The)	65,376	8,323,019
American International Group, Inc.	189,148	10,382,334
Aon plc, Class A	49,975	14,281,356
Arthur J Gallagher & Co.	45,716	6,795,683
Assurant, Inc.	12,930	2,039,707
Brown & Brown, Inc.	51,694	2,866,432
Chubb Ltd.	97,050	16,836,234
Cincinnati Financial Corp.	33,113	3,782,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Re Group Ltd.	8,845	$2,218,149
Globe Life, Inc.	20,662	1,839,538
Hartford Financial Services Group, Inc. (The)	76,750	5,391,688
Lincoln National Corp.	39,078	2,686,613
Loews Corp.	44,897	2,421,295
Marsh & McLennan Cos., Inc.	112,050	16,967,732
MetLife, Inc.	161,099	9,944,641
Principal Financial Group, Inc.	55,200	3,554,880
Progressive Corp. (The)	129,400	11,696,466
Prudential Financial, Inc.	85,500	8,994,600
Travelers Cos., Inc. (The)	55,174	8,387,000
W R Berkley Corp.	30,996	2,268,287
Willis Towers Watson plc	28,501	6,625,342

		155,418,908

Total Financials		920,646,808

Health Care (13.1%)
Biotechnology (1.9%)
AbbVie, Inc.	390,974	42,174,365
Amgen, Inc.	125,568	26,702,035
Biogen, Inc.*	32,939	9,321,408
Gilead Sciences, Inc.	277,358	19,373,456
Incyte Corp.*	41,506	2,854,783
Moderna, Inc.*	77,668	29,891,306
Regeneron Pharmaceuticals, Inc.*	23,325	14,115,824
Vertex Pharmaceuticals, Inc.*	57,333	10,399,633

		154,832,810

Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	392,220	46,332,949
ABIOMED, Inc.*	10,061	3,275,057
Align Technology, Inc.*	16,237	10,804,587
Baxter International, Inc.	110,550	8,891,536
Becton Dickinson and Co.	63,515	15,613,257
Boston Scientific Corp.*	314,956	13,665,941
Cooper Cos., Inc. (The)	10,928	4,516,652
Danaher Corp.	140,550	42,789,042
Dentsply Sirona, Inc.	48,278	2,802,538
Dexcom, Inc.*	21,431	11,719,757
Edwards Lifesciences Corp.*	137,874	15,608,715
Hologic, Inc.*	56,039	4,136,238
IDEXX Laboratories, Inc.*	18,854	11,725,303
Intuitive Surgical, Inc.*	26,389	26,234,624
Medtronic plc	297,302	37,266,806
ResMed, Inc.	32,158	8,475,241
STERIS plc	22,002	4,494,568
Stryker Corp.	74,200	19,568,024
Teleflex, Inc.	10,367	3,903,694
West Pharmaceutical Services, Inc.	16,346	6,939,531
Zimmer Biomet Holdings, Inc.	46,150	6,754,514

		305,518,574

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	33,050	3,947,822
Anthem, Inc.	53,950	20,112,560
Cardinal Health, Inc.	64,125	3,171,622
Centene Corp.*	128,931	8,033,691
Cigna Corp.	75,249	15,061,840
CVS Health Corp.	291,910	24,771,483
DaVita, Inc.*	14,838	1,725,066
HCA Healthcare, Inc.	54,480	13,223,386
Henry Schein, Inc.*	30,832	2,348,165
Humana, Inc.	28,400	11,051,860
Laboratory Corp. of America Holdings*	21,350	6,008,744
McKesson Corp.	34,231	6,824,977
Quest Diagnostics, Inc.	26,950	3,916,104
UnitedHealth Group, Inc.	208,600	81,508,364
Universal Health Services, Inc., Class B	16,750	2,317,697

		204,023,381

Health Care Technology (0.1%)
Cerner Corp.	65,342	4,607,918

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	67,073	10,566,010
Bio-Rad Laboratories, Inc., Class A*	4,810	3,588,020
Bio-Techne Corp.	8,641	4,187,169
Charles River Laboratories International, Inc.*	11,177	4,612,413
Illumina, Inc.*	32,428	13,153,121
IQVIA Holdings, Inc.*	42,419	10,161,047
Mettler-Toledo International, Inc.*	5,174	7,126,461
PerkinElmer, Inc.	24,750	4,288,927
Thermo Fisher Scientific, Inc.	87,100	49,762,843
Waters Corp.*	13,600	4,859,280

		112,305,291

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	491,623	29,089,333
Catalent, Inc.*	37,626	5,006,892
Eli Lilly and Co.	175,648	40,583,471
Johnson & Johnson	582,360	94,051,140
Merck & Co., Inc.	560,017	42,062,877
Organon & Co.	55,991	1,835,945
Pfizer, Inc.	1,240,411	53,350,077
Viatris, Inc.	267,484	3,624,408
Zoetis, Inc.	104,824	20,350,531

		289,954,674

Total Health Care		1,071,242,648

Industrials (7.9%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	121,924	26,815,965
General Dynamics Corp.	51,300	10,056,339
Howmet Aerospace, Inc.	85,332	2,662,358
Huntington Ingalls Industries, Inc.	8,806	1,700,086
L3Harris Technologies, Inc.	44,399	9,778,436
Lockheed Martin Corp.	54,508	18,810,711
Northrop Grumman Corp.	33,320	12,000,198
Raytheon Technologies Corp.	333,579	28,674,451
Textron, Inc.	49,500	3,455,595
TransDigm Group, Inc.*	11,651	7,276,865

		121,231,004

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	29,102	2,531,874
Expeditors International of Washington, Inc.	37,548	4,473,093
FedEx Corp.	54,360	11,920,605
United Parcel Service, Inc., Class B	161,100	29,336,310

		48,261,882

Airlines (0.3%)
Alaska Air Group, Inc.*	27,644	1,619,938
American Airlines Group, Inc.(x)*	143,163	2,937,705
Delta Air Lines, Inc.*	141,573	6,032,425
Southwest Airlines Co.*	130,818	6,727,970
United Airlines Holdings, Inc.(x)*	71,524	3,402,397

		20,720,435

Building Products (0.5%)
A O Smith Corp.	29,415	1,796,374
Allegion plc	19,838	2,622,187
Carrier Global Corp.	191,916	9,933,572
Fortune Brands Home & Security, Inc.	30,446	2,722,481
Johnson Controls International plc	157,567	10,727,161
Masco Corp.	54,600	3,033,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	52,515	$9,066,715

		39,901,520

Commercial Services & Supplies (0.4%)
Cintas Corp.	19,400	7,384,804
Copart, Inc.*	47,042	6,525,666
Republic Services, Inc.	46,451	5,576,907
Rollins, Inc.	50,050	1,768,267
Waste Management, Inc.	85,656	12,793,580

		34,049,224

Construction & Engineering (0.0%)
Quanta Services, Inc.	30,700	3,494,274

Electrical Equipment (0.5%)
AMETEK, Inc.	51,148	6,342,863
Eaton Corp. plc	88,125	13,157,944
Emerson Electric Co.	132,200	12,453,240
Generac Holdings, Inc.*	13,989	5,716,885
Rockwell Automation, Inc.	25,700	7,556,828

		45,227,760

Industrial Conglomerates (1.1%)
3M Co.	127,950	22,444,989
General Electric Co.	242,789	25,014,551
Honeywell International, Inc.	152,762	32,428,317
Roper Technologies, Inc.	23,305	10,397,060

		90,284,917

Machinery (1.5%)
Caterpillar, Inc.	121,100	23,247,567
Cummins, Inc.	31,750	7,129,780
Deere & Co.	62,800	21,042,396
Dover Corp.	31,800	4,944,900
Fortive Corp.	79,225	5,590,908
IDEX Corp.	16,793	3,475,311
Illinois Tool Works, Inc.	63,395	13,099,309
Ingersoll Rand, Inc.*	89,621	4,517,795
Otis Worldwide Corp.	94,358	7,763,776
PACCAR, Inc.	76,800	6,061,056
Parker-Hannifin Corp.	28,500	7,969,170
Pentair plc	36,658	2,662,471
Snap-on, Inc.	11,900	2,486,505
Stanley Black & Decker, Inc.	36,046	6,319,224
Westinghouse Air Brake Technologies Corp.	41,812	3,604,613
Xylem, Inc.	39,800	4,922,464

		124,837,245

Professional Services (0.4%)
Equifax, Inc.	26,950	6,829,669
IHS Markit Ltd.	88,126	10,277,254
Jacobs Engineering Group, Inc.	28,814	3,818,719
Leidos Holdings, Inc.	31,246	3,003,678
Nielsen Holdings plc	79,321	1,522,170
Robert Half International, Inc.	24,700	2,478,151
Verisk Analytics, Inc..	35,629	7,135,420

		35,065,061

Road & Rail (0.9%)
CSX Corp.	498,800	14,834,312
JB Hunt Transport Services, Inc.	18,540	3,100,259
Kansas City Southern	20,090	5,437,157
Norfolk Southern Corp.	54,600	13,063,050
Old Dominion Freight Line, Inc.	20,702	5,920,358
Union Pacific Corp.	144,200	28,264,642

		70,619,778

Trading Companies & Distributors (0.2%)
Fastenal Co.	127,132	6,561,283
United Rentals, Inc.*	16,050	5,632,426
WW Grainger, Inc.	9,650	3,793,029

		15,986,738

Total Industrials		649,679,838

Information Technology (27.3%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	12,356	4,246,016
Cisco Systems, Inc.	932,350	50,747,810
F5 Networks, Inc.*	13,350	2,653,713
Juniper Networks, Inc.	71,890	1,978,413
Motorola Solutions, Inc.	37,424	8,694,344

		68,320,296

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	132,264	9,685,693
CDW Corp.	30,371	5,528,129
Corning, Inc.	170,042	6,204,833
IPG Photonics Corp.*	7,879	1,248,034
Keysight Technologies, Inc.*	40,701	6,686,767
TE Connectivity Ltd.	72,520	9,951,194
Teledyne Technologies, Inc.*	10,284	4,417,801
Trimble, Inc.*	55,619	4,574,663
Zebra Technologies Corp., Class A*	11,875	6,120,612

		54,417,726

IT Services (4.8%)
Accenture plc, Class A	140,300	44,884,776
Akamai Technologies, Inc.*	35,998	3,765,031
Automatic Data Processing, Inc.	93,560	18,704,515
Broadridge Financial Solutions, Inc.	25,681	4,279,482
Cognizant Technology Solutions Corp., Class A	116,250	8,626,913
DXC Technology Co.*	55,641	1,870,094
Fidelity National Information Services, Inc.	136,581	16,619,176
Fiserv, Inc.*	131,763	14,296,286
FleetCor Technologies, Inc.*	18,273	4,774,187
Gartner, Inc.*	18,507	5,623,907
Global Payments, Inc.	64,988	10,240,809
International Business Machines Corp.	198,297	27,549,402
Jack Henry & Associates, Inc.	16,362	2,684,350
Mastercard, Inc., Class A	192,700	66,997,936
Paychex, Inc.	70,785	7,959,773
PayPal Holdings, Inc.*	260,000	67,654,600
VeriSign, Inc.*	21,550	4,417,965
Visa, Inc., Class A	373,322	83,157,475
Western Union Co. (The)	89,879	1,817,353

		395,924,030

Semiconductors & Semiconductor Equipment (5.5%)
Advanced Micro Devices, Inc.*	268,312	27,609,305
Analog Devices, Inc.	118,980	19,926,770
Applied Materials, Inc.	202,200	26,029,206
Broadcom, Inc.	90,790	44,026,795
Enphase Energy, Inc.*	29,700	4,454,109
Intel Corp.	897,530	47,820,398
KLA Corp.	33,800	11,306,438
Lam Research Corp.	31,538	17,949,853
Microchip Technology, Inc.	60,586	9,299,345
Micron Technology, Inc.	249,000	17,674,020
Monolithic Power Systems, Inc.	9,556	4,631,602
NVIDIA Corp.	551,300	114,207,308
NXP Semiconductors NV	58,665	11,490,714
Qorvo, Inc.*	24,525	4,100,335
QUALCOMM, Inc.	249,497	32,180,123
Skyworks Solutions, Inc.	36,447	6,005,737
Teradyne, Inc.	36,470	3,981,430
Texas Instruments, Inc.	204,231	39,255,240
Xilinx, Inc.	54,750	8,266,702

		450,215,430

Software (9.2%)
Adobe, Inc.*	105,380	60,669,374
ANSYS, Inc.*	19,328	6,580,218
Autodesk, Inc.*	48,680	13,882,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	61,235	$9,273,428
Ceridian HCM Holding, Inc.*	29,745	3,349,882
Citrix Systems, Inc.	27,450	2,947,306
Fortinet, Inc.*	29,996	8,760,032
Intuit, Inc.	60,500	32,640,355
Microsoft Corp.	1,662,666	468,738,799
NortonLifeLock, Inc.	128,600	3,253,580
Oracle Corp.	364,434	31,753,134
Paycom Software, Inc.*	10,618	5,263,873
PTC, Inc.*	23,364	2,798,774
salesforce.com, Inc.*	214,916	58,289,517
ServiceNow, Inc.*	43,835	27,277,205
Synopsys, Inc.*	33,770	10,111,076
Tyler Technologies, Inc.*	9,007	4,131,061

		749,719,690

Technology Hardware, Storage & Peripherals (6.3%)
Apple, Inc.	3,474,367	491,622,930
Hewlett Packard Enterprise Co.	288,919	4,117,096
HP, Inc.	265,719	7,270,072
NetApp, Inc.	49,480	4,441,325
Seagate Technology Holdings plc	46,290	3,819,851
Western Digital Corp.*	67,742	3,823,358

		515,094,632

Total Information Technology		2,233,691,804

Materials (2.5%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	48,950	12,536,585
Albemarle Corp.	25,884	5,667,819
Celanese Corp.	24,530	3,695,199
CF Industries Holdings, Inc.	47,575	2,655,636
Corteva, Inc.	162,351	6,831,730
Dow, Inc.	164,951	9,494,580
DuPont de Nemours, Inc.	115,700	7,866,443
Eastman Chemical Co.	29,950	3,017,163
Ecolab, Inc.	55,041	11,482,653
FMC Corp.	28,460	2,605,798
International Flavors & Fragrances, Inc.	55,094	7,367,170
Linde plc	114,249	33,518,372
LyondellBasell Industries NV, Class A	58,427	5,483,374
Mosaic Co. (The)	76,410	2,729,365
PPG Industries, Inc.	52,500	7,508,025
Sherwin-Williams Co. (The)	53,600	14,993,528

		137,453,440

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,823	4,723,043
Vulcan Materials Co.	29,350	4,964,846

		9,687,889

Containers & Packaging (0.4%)
Amcor plc	341,026	3,952,491
Avery Dennison Corp.	18,300	3,791,943
Ball Corp.	72,200	6,495,834
International Paper Co.	87,035	4,866,997
Packaging Corp. of America	20,921	2,875,382
Sealed Air Corp.	33,134	1,815,412
Westrock Co.	59,056	2,942,761

		26,740,820

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	324,788	10,565,354
Newmont Corp.	176,772	9,598,719
Nucor Corp.	64,900	6,392,001

		26,556,074

Total Materials		200,438,223

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	30,610	5,848,653
American Tower Corp. (REIT)	100,642	26,711,393
AvalonBay Communities, Inc. (REIT)	30,814	6,829,615
Boston Properties, Inc. (REIT)	31,430	3,405,441
Crown Castle International Corp. (REIT)	95,560	16,562,459
Digital Realty Trust, Inc. (REIT)	62,523	9,031,447
Duke Realty Corp. (REIT)	83,705	4,006,958
Equinix, Inc. (REIT)	19,895	15,719,636
Equity Residential (REIT)	75,380	6,099,750
Essex Property Trust, Inc. (REIT)	14,357	4,590,507
Extra Space Storage, Inc. (REIT)	29,593	4,971,328
Federal Realty Investment Trust (REIT)	15,431	1,820,704
Healthpeak Properties, Inc. (REIT)	119,158	3,989,410
Host Hotels & Resorts, Inc. (REIT)*	157,889	2,578,327
Iron Mountain, Inc. (REIT)(x)	63,984	2,780,105
Kimco Realty Corp. (REIT)	135,730	2,816,397
Mid-America Apartment Communities, Inc. (REIT)	25,592	4,779,306
Prologis, Inc. (REIT)	163,525	20,510,941
Public Storage (REIT)	33,710	10,015,241
Realty Income Corp. (REIT)	86,131	5,586,457
Regency Centers Corp. (REIT)	33,750	2,272,388
SBA Communications Corp. (REIT)	24,202	8,000,455
Simon Property Group, Inc. (REIT)	72,625	9,439,071
UDR, Inc. (REIT)	61,674	3,267,489
Ventas, Inc. (REIT)	86,966	4,801,393
Vornado Realty Trust (REIT)	35,105	1,474,761
Welltower, Inc. (REIT)	93,433	7,698,879
Weyerhaeuser Co. (REIT)	165,841	5,898,964

		201,507,475

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	74,230	7,227,033

Total Real Estate		208,734,508

Utilities (2.4%)
Electric Utilities (1.6%)
Alliant Energy Corp.	55,292	3,095,246
American Electric Power Co., Inc.	110,680	8,985,002
Duke Energy Corp.	170,200	16,609,818
Edison International	83,950	4,656,707
Entergy Corp.	44,400	4,409,364
Evergy, Inc.	50,715	3,154,473
Eversource Energy	75,994	6,213,269
Exelon Corp.	216,320	10,456,909
FirstEnergy Corp.	120,332	4,286,226
NextEra Energy, Inc.	434,000	34,077,680
NRG Energy, Inc.	54,068	2,207,596
Pinnacle West Capital Corp.	24,950	1,805,382
PPL Corp.	170,238	4,746,235
Southern Co. (The)	234,250	14,516,473
Xcel Energy, Inc.	119,095	7,443,438

		126,663,818

Gas Utilities (0.0%)
Atmos Energy Corp.	28,923	2,551,009

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	147,350	3,364,000

Multi-Utilities (0.7%)
Ameren Corp.	56,800	4,600,800
CenterPoint Energy, Inc.	131,100	3,225,060
CMS Energy Corp.	64,000	3,822,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Edison, Inc.	78,150	$5,672,909
Dominion Energy, Inc.	178,799	13,055,903
DTE Energy Co.	42,850	4,786,773
NiSource, Inc.	86,759	2,102,171
Public Service Enterprise Group, Inc.	111,850	6,811,665
Sempra Energy	70,622	8,933,683
WEC Energy Group, Inc.	70,082	6,181,232

		59,192,916

Water Utilities (0.1%)
American Water Works Co., Inc.	40,131	6,783,744

Total Utilities		198,555,487

Total Common Stocks (98.9%) (Cost $2,475,614,707)		8,084,192,371

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $2,455,524, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $2,504,632.(xx)	$2,455,522	2,455,522
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $600,003, collateralized byvarious Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $612,000.(xx)	600,000	600,000

Total Repurchase Agreements		3,055,522

Total Short-Term Investments (0.1%) (Cost $5,055,522)		5,055,522

Total Investments in Securities (99.0%) (Cost $2,480,670,229)		8,089,247,893
Other Assets Less Liabilities (1.0%)		85,218,527

Net Assets (100%)		$8,174,466,420

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,116,740.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $6,849,733. This was collateralized by $2,197,572 of various U.S. Government Treasury Securities, ranging from 0.089% - 2.500%, maturing 5/31/22 - 8/15/50 and by cash of $5,055,522 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	378	12/2021	USD	81,227,475	(2,267,846)

					(2,267,846)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$912,732,344	$—	$—	$912,732,344
Consumer Discretionary	999,783,358	—	—	999,783,358
Consumer Staples	466,487,785	—	—	466,487,785
Energy	222,199,568	—	—	222,199,568
Financials	920,646,808	—	—	920,646,808
Health Care	1,071,242,648	—	—	1,071,242,648
Industrials	649,679,838	—	—	649,679,838
Information Technology	2,233,691,804	—	—	2,233,691,804
Materials	200,438,223	—	—	200,438,223
Real Estate	208,734,508	—	—	208,734,508
Utilities	198,555,487	—	—	198,555,487
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	3,055,522	—	3,055,522

Total Assets	$8,086,192,371	$3,055,522	$—	$8,089,247,893

Liabilities:
Futures	$(2,267,846)	$—	$—	$(2,267,846)

Total Liabilities	$(2,267,846)	$—	$—	$(2,267,846)

Total	$8,083,924,525	$3,055,522	$—	$8,086,980,047

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,755,088,863
Aggregate gross unrealized depreciation	(160,875,857)

Net unrealized appreciation	$5,594,213,006

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,492,767,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.7%)
Entertainment (2.0%)
Activision Blizzard, Inc.	35,971	$2,783,796
Electronic Arts, Inc.	10,821	1,539,287
Marcus Corp. (The)(x)*	3,509	61,232
Netflix, Inc.*	12,358	7,542,582
Sea Ltd. (ADR)*	1,461	465,664
Walt Disney Co. (The)*	54,252	9,177,811

		21,570,372

Interactive Media & Services (7.6%)
Alphabet, Inc., Class A*	9,210	24,623,119
Alphabet, Inc., Class C*	8,990	23,961,137
Facebook, Inc., Class A*	77,052	26,150,678
Snap, Inc., Class A*	16,735	1,236,215
Tencent Holdings Ltd.	7,130	418,062
Tongdao Liepin Group(m)*	396,549	551,075
Twitter, Inc.*	23,530	1,420,977
Vimeo, Inc.*	6,860	201,478
Z Holdings Corp.	59,200	379,916
ZoomInfo Technologies, Inc., Class A*	12,100	740,399

		79,683,056

Media (0.5%)
Altice USA, Inc., Class A*	4,067	84,268
Comcast Corp., Class A	84,889	4,747,842
ViacomCBS, Inc.	18,883	746,067

		5,578,177

Wireless Telecommunication Services (0.6%)
T-Mobile US, Inc.*	51,683	6,603,020

Total Communication Services		113,434,625

Consumer Discretionary (12.3%)
Auto Components (0.4%)
Aptiv plc*	24,200	3,605,074

Automobiles (1.3%)
Daimler AG (Registered)	58,700	5,218,158
Tesla, Inc.*	11,100	8,607,828

		13,825,986

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	4,900	821,975
Booking Holdings, Inc.*	3,000	7,121,610
Las Vegas Sands Corp.*	96,400	3,528,240
MakeMyTrip Ltd.*	16,669	453,230
Marriott International, Inc., Class A*	41,200	6,101,308

		18,026,363

Household Durables (0.5%)
GoPro, Inc., Class A*	62,700	586,872
Lennar Corp., Class A	43,759	4,099,343

		4,686,215

Internet & Direct Marketing Retail (4.4%)
Alibaba Group Holding Ltd. (ADR)*	21,600	3,197,880
Amazon.com, Inc.*	12,387	40,691,791
Chewy, Inc., Class A*	4,800	326,928
Global-e Online Ltd.(x)*	2,300	165,140
Porch Group, Inc.(x)*	103,446	1,828,925
Shop Apotheke Europe NV(m)*	1,400	207,042
ZOZO, Inc.	4,500	168,500

		46,586,206

Multiline Retail (0.0%)
Dollar General Corp.	900	190,926
Ollie’s Bargain Outlet Holdings, Inc.*	3,800	229,064

		419,990

Specialty Retail (3.0%)
Auto1 Group SE(m)*	16,100	588,620
Best Buy Co., Inc.	34,800	3,678,708
Burlington Stores, Inc.*	13,000	3,686,410
Home Depot, Inc. (The)	37,600	12,342,576
TJX Cos., Inc. (The)	85,800	5,661,084
Ulta Beauty, Inc.*	15,000	5,413,800

		31,371,198

Textiles, Apparel & Luxury Goods (1.0%)
LVMH Moet Hennessy Louis Vuitton SE	1,162	830,904
NIKE, Inc., Class B	68,800	9,991,824
		10,822,728

Total Consumer Discretionary		129,343,760

Consumer Staples (5.6%)
Beverages (1.9%)
Coca-Cola Co. (The)	128,882	6,762,439
Constellation Brands, Inc., Class A	9,990	2,104,793
Keurig Dr Pepper, Inc.	27,930	954,089
Monster Beverage Corp.*	29,041	2,579,712
PepsiCo, Inc.	43,806	6,588,860
Pernod Ricard SA	4,272	934,231

		19,924,124

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club Holdings, Inc.*	8,200	450,344
Costco Wholesale Corp.	14,787	6,644,539
US Foods Holding Corp.*	9,500	329,270
Walgreens Boots Alliance, Inc.	27,680	1,302,344
Walmart, Inc.	45,392	6,326,737
Zur Rose Group AG*	1,000	396,872

		15,450,106

Food Products (0.5%)
Bunge Ltd.	3,918	318,612
Darling Ingredients, Inc.*	8,014	576,207
Freshpet, Inc.*	2,254	321,623
Hotel Chocolat Group plc*	5,600	30,790
Lamb Weston Holdings, Inc.	16,609	1,019,294
Mondelez International, Inc., Class A	58,573	3,407,777
Oatly Group AB (ADR)(x)*	7,500	113,400
Sovos Brands, Inc.*	9,000	125,550

		5,913,253

Household Products (1.1%)
Procter & Gamble Co. (The)	80,079	11,195,044

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	8,386	2,515,213
Honest Co., Inc. (The)(x)*	13,200	137,016
Olaplex Holdings, Inc.*	5,400	132,300

		2,784,529

Tobacco (0.3%)
Altria Group, Inc.	55,700	2,535,464
Philip Morris International, Inc.	7,600	720,404
Swedish Match AB	34,200	299,938

		3,555,806

Total Consumer Staples		58,822,862

Energy (2.9%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	39,300	971,889
Halliburton Co.	70,100	1,515,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Liberty Oilfield Services, Inc., Class A*	14,300	$173,459
Oceaneering International, Inc.*	27,400	364,968
Schlumberger NV	5,400	160,056

		3,185,934

Oil, Gas & Consumable Fuels (2.6%)
Africa Oil Corp.(x)*	362,700	498,261
Antero Resources Corp.*	12,600	237,006
Canadian Natural Resources Ltd.	67,600	2,471,622
Cheniere Energy, Inc.*	9,000	879,030
ConocoPhillips	18,308	1,240,733
Exxon Mobil Corp.	174,400	10,258,208
Harbour Energy plc*	66,595	319,325
Hess Corp.	39,400	3,077,534
Imperial Oil Ltd.	22,100	698,455
Marathon Petroleum Corp.	2,400	148,344
MEG Energy Corp.*	264,000	2,061,393
Murphy Oil Corp.	29,300	731,621
Phillips 66	22,955	1,607,539
Reliance Industries Ltd. (GDR)§	18,787	1,269,918
Tourmaline Oil Corp.	31,400	1,096,992
Valero Energy Corp.	11,200	790,384

		27,386,365

Total Energy		30,572,299

Financials (11.3%)
Banks (4.7%)
Bank of America Corp.	263,379	11,180,439
BNP Paribas SA	11,170	715,499
Citizens Financial Group, Inc.	41,101	1,930,925
Comerica, Inc.	13,673	1,100,677
Eurobank Ergasias Services and Holdings SA*	967,252	905,710
First Horizon Corp.	35,647	580,690
JPMorgan Chase & Co.	41,339	6,766,781
M&T Bank Corp.	13,658	2,039,686
NatWest Group plc	85,435	259,247
Piraeus Financial Holdings SA*	157,695	254,110
PNC Financial Services Group, Inc. (The)	24,738	4,839,742
Signature Bank	2,826	769,463
Societe Generale SA	50,221	1,576,790
Standard Chartered plc	128,998	756,006
SVB Financial Group*	2,900	1,875,952
UniCredit SpA	63,999	846,550
Wells Fargo & Co.	286,924	13,316,143

		49,714,410

Capital Markets (2.8%)
Bank of New York Mellon Corp. (The)	150,815	7,818,249
BlackRock, Inc.	5,801	4,865,066
Cboe Global Markets, Inc.	9,881	1,223,861
CME Group, Inc.	8,700	1,682,406
Goldman Sachs Group, Inc. (The)	3,992	1,509,096
Intercontinental Exchange, Inc.	33,935	3,896,417
Morgan Stanley	52,916	5,149,256
State Street Corp.	26,924	2,281,001
StepStone Group, Inc., Class A	20,209	861,712
Virtu Financial, Inc., Class A	18,063	441,279

		29,728,343

Consumer Finance (1.7%)
American Express Co.	29,272	4,903,938
Capital One Financial Corp.	59,316	9,607,413
OneMain Holdings, Inc.	61,415	3,398,092

		17,909,443

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class A*	4	1,645,516
Berkshire Hathaway, Inc., Class B*	15,165	4,139,135

		5,784,651

Insurance (1.5%)
AIA Group Ltd.	28,000	322,396
Arthur J Gallagher & Co.	16,644	2,474,131
Hartford Financial Services Group, Inc. (The)	48,035	3,374,459
Marsh & McLennan Cos., Inc.	22,082	3,343,877
Prudential plc	15,275	296,528
Travelers Cos., Inc. (The)	41,092	6,246,395

		16,057,786

Total Financials		119,194,633

Health Care (13.1%)
Biotechnology (1.4%)
Amgen, Inc.	18,956	4,030,993
Argenx SE (ADR)*	3,568	1,077,536
Blueprint Medicines Corp.*	6,743	693,248
Horizon Therapeutics plc*	43,035	4,714,054
Regeneron Pharmaceuticals, Inc.*	6,659	4,029,894

		14,545,725

Health Care Equipment & Supplies (4.0%)
Abbott Laboratories	81,287	9,602,433
Boston Scientific Corp.*	161,280	6,997,939
Dexcom, Inc.*	5,348	2,924,607
Envista Holdings Corp.*	53,600	2,241,016
Intuitive Surgical, Inc.*	6,367	6,329,753
ResMed, Inc.	7,256	1,912,319
Siemens Healthineers AG(m)	51,265	3,335,820
Stryker Corp.	32,589	8,594,371

		41,938,258

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	29,354	3,506,336
dentalcorp Holdings Ltd.(x)*	21,100	276,036
Guardant Health, Inc.*	3,500	437,535
HCA Healthcare, Inc.	25,089	6,089,602
Humana, Inc.	12,128	4,719,611
Option Care Health, Inc.*	73,305	1,778,379
Surgery Partners, Inc.*	67,253	2,847,492
UnitedHealth Group, Inc.	38,151	14,907,122

		34,562,113

Health Care Technology (0.1%)
Health Catalyst, Inc.*	28,500	1,425,285

Life Sciences Tools & Services (1.3%)
Avantor, Inc.*	35,089	1,435,140
Thermo Fisher Scientific, Inc.	22,031	12,586,971

		14,022,111

Pharmaceuticals (3.0%)
AstraZeneca plc (ADR)	49,097	2,948,766
Bristol-Myers Squibb Co.	105,735	6,256,340
Eli Lilly and Co.	34,408	7,949,968
Roche Holding AG	7,223	2,635,700
Royalty Pharma plc, Class A	72,242	2,610,826
UCB SA	28,136	3,130,555
Zoetis, Inc.	32,557	6,320,616

		31,852,771

Total Health Care		138,346,263

Industrials (10.0%)
Aerospace & Defense (3.0%)
Boeing Co. (The)*	42,003	9,238,140
General Dynamics Corp.	24,292	4,761,961

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Lockheed Martin Corp.	15,733	$5,429,458
Northrop Grumman Corp.	14,578	5,250,267
Raytheon Technologies Corp.	85,351	7,336,772

		32,016,598

Air Freight & Logistics (0.7%)
FedEx Corp.	21,472	4,708,595
United Parcel Service, Inc., Class B	12,100	2,203,410

		6,912,005

Airlines (0.1%)
Spirit Airlines, Inc.*	28,178	730,937

Commercial Services & Supplies (0.1%)
CoreCivic, Inc. (REIT)*	99,300	883,770

Construction & Engineering (0.4%)
AECOM*	55,220	3,487,143
API Group Corp.(m)*	20,700	421,245

		3,908,388

Electrical Equipment (1.4%)
Array Technologies, Inc.*	76,303	1,413,132
FTC Solar, Inc.(x)*	30,500	237,595
Plug Power, Inc.*	29,300	748,322
Sensata Technologies Holding plc*	88,902	4,864,717
Shoals Technologies Group, Inc., Class A*	16,200	451,656
Sunrun, Inc.*	163,817	7,207,948

		14,923,370

Industrial Conglomerates (1.2%)
3M Co.	8,867	1,555,449
General Electric Co.	73,674	7,590,632
Hitachi Ltd.	47,200	2,798,668
Honeywell International, Inc.	5,629	1,194,924

		13,139,673

Machinery (0.9%)
Allison Transmission Holdings, Inc.	117,289	4,142,647
Caterpillar, Inc.	25,913	4,974,519
Flowserve Corp.	12,786	443,291

		9,560,457

Marine (0.3%)
Genco Shipping & Trading Ltd.	40,470	814,661
Golden Ocean Group Ltd.	37,692	405,943
Star Bulk Carriers Corp.(x)	80,042	1,924,210

		3,144,814

Professional Services (0.7%)
Dun & Bradstreet Holdings, Inc.*	53,298	895,939
Nielsen Holdings plc	343,477	6,591,324
Renrui Human Resources Technology Holdings Ltd.(x)*	21,400	26,014
Upwork, Inc.*	7,115	320,388

		7,833,665

Road & Rail (1.2%)
Lyft, Inc., Class A*	37,801	2,025,756
Norfolk Southern Corp.	11,393	2,725,775
Uber Technologies, Inc.*	158,080	7,081,984
Union Pacific Corp.	2,335	457,683

		12,291,198

Total Industrials		105,344,875

Information Technology (25.4%)
Electronic Equipment, Instruments & Components (1.9%)
Corning, Inc.	11,800	430,582
Flex Ltd.*	347,413	6,142,262
Insight Enterprises, Inc.*	7,100	639,568
Jabil, Inc.	221,106	12,905,957

		20,118,369

IT Services (3.7%)
Cloudflare, Inc., Class A*	3,900	439,335
Cognizant Technology Solutions Corp., Class A	7,500	556,575
Dlocal Ltd.(x)*	8,680	473,581
Fidelity National Information Services, Inc.	7,400	900,432
Fiserv, Inc.*	3,500	379,750
Genpact Ltd.	6,100	289,811
Global Payments, Inc.	14,786	2,329,978
GoDaddy, Inc., Class A*	10,800	752,760
Mastercard, Inc., Class A	33,700	11,716,816
MongoDB, Inc.*	3,700	1,744,587
Payoneer Global, Inc.*	2,600	22,230
PayPal Holdings, Inc.*	33,400	8,691,014
Square, Inc., Class A*	1,100	263,824
Visa, Inc., Class A	45,000	10,023,750
Wix.com Ltd.*	1,600	313,552

		38,897,995

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	5,400	555,660
Applied Materials, Inc.	22,300	2,870,679
Cirrus Logic, Inc.*	10,100	831,735
indie Semiconductor, Inc., Class A(x)*	12,100	148,951
Lam Research Corp.	2,224	1,265,790
Marvell Technology, Inc.	46,300	2,792,353
Microchip Technology, Inc.	11,900	1,826,531
Micron Technology, Inc.	21,800	1,547,364
NVIDIA Corp.	76,800	15,909,888
NXP Semiconductors NV	23,300	4,563,771
ON Semiconductor Corp.*	115,830	5,301,539
Renesas Electronics Corp.*	77,900	961,189
Semtech Corp.*	7,000	545,790
Teradyne, Inc.	5,100	556,767
Universal Display Corp.	2,400	410,304
Xilinx, Inc.	5,883	888,274

		40,976,585

Software (11.2%)
Adobe, Inc.*	9,700	5,584,484
Amplitude, Inc., Class A(x)*	800	43,472
Anaplan, Inc.*	13,100	797,659
Autodesk, Inc.*	17,000	4,847,890
Avalara, Inc.*	3,400	594,218
Blend Labs, Inc., Class A*	3,900	52,572
Ceridian HCM Holding, Inc.*	6,000	675,720
Cognyte Software Ltd.*	68,375	1,405,106
Confluent, Inc., Class A(x)*	2,300	137,195
Coupa Software, Inc.*	1,700	372,606
Elastic NV*	6,200	923,738
Everbridge, Inc.*	6,010	907,751
FireEye, Inc.*	18,500	329,300
HubSpot, Inc.*	700	473,263
Intuit, Inc.	6,800	3,668,668
Lightspeed Commerce, Inc.*	4,800	462,864
LivePerson, Inc.*	32,354	1,907,268
Microsoft Corp.	239,800	67,604,416
Momentive Global, Inc.*	216,000	4,233,600
Qualtrics International, Inc., Class A*	20,200	863,348
Rimini Street, Inc.*	57,000	550,050
salesforce.com, Inc.*	42,500	11,526,850
ServiceNow, Inc.*	4,800	2,986,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
UiPath, Inc., Class A(x)*	5,700	$299,877
Verint Systems, Inc.*	6,300	282,177
Workday, Inc., Class A*	10,700	2,673,823
Workiva, Inc.*	1,600	225,536
Yext, Inc.*	173,200	2,083,596
Zendesk, Inc.*	13,600	1,582,904

		118,096,847

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	338,900	47,954,350
HP, Inc.	44,200	1,209,312
Western Digital Corp.*	10,600	598,264

		49,761,926

Total Information Technology		267,851,722

Materials (2.5%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	4,442	1,137,641
Albemarle Corp.	4,570	1,000,693
Balchem Corp.	4,440	644,111
CF Industries Holdings, Inc.	12,680	707,798
Ecolab, Inc.	7,331	1,529,393
Innospec, Inc.	8,260	695,657
Linde plc	10,308	3,024,161
LyondellBasell Industries NV, Class A	9,600	900,960
Olin Corp.	54,000	2,605,500
Sherwin-Williams Co. (The)	4,121	1,152,767

		13,398,681

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	4,393	1,501,000
Summit Materials, Inc., Class A*	40,509	1,295,073
Vulcan Materials Co.	7,470	1,263,625

		4,059,698

Containers & Packaging (0.2%)
Crown Holdings, Inc.	18,889	1,903,633

Metals & Mining (0.6%)
Commercial Metals Co.	29,290	892,173
First Quantum Minerals Ltd.	100,800	1,866,225
Freeport-McMoRan, Inc.	73,884	2,403,446
Newmont Corp.	32,342	1,756,171

		6,918,015

Total Materials		26,280,027

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
Alexandria Real Estate Equities, Inc. (REIT)	7,481	1,429,395
American Tower Corp. (REIT)	19,172	5,088,440
Corporate Office Properties Trust (REIT)	9,041	243,926
CubeSmart (REIT)	37,797	1,831,265
Digital Realty Trust, Inc. (REIT)	10,484	1,514,414
Douglas Emmett, Inc. (REIT)	12,219	386,243
Equinix, Inc. (REIT)	867	685,043
Equity LifeStyle Properties, Inc. (REIT)	22,932	1,790,989
GEO Group, Inc. (The) (REIT)	11,300	84,411
Healthcare Trust of America, Inc. (REIT), Class A	4,047	120,034
Invitation Homes, Inc. (REIT)	46,941	1,799,249
Kilroy Realty Corp. (REIT)	10,454	692,159
Lexington Realty Trust (REIT)(x)	74,342	947,860
Mid-America Apartment Communities, Inc. (REIT)	12,920	2,412,810
Prologis, Inc. (REIT)	28,548	3,580,776
Ventas, Inc. (REIT)	17,549	968,880
VICI Properties, Inc. (REIT)	12,637	359,017
Welltower, Inc. (REIT)	19,100	1,573,840
Weyerhaeuser Co. (REIT)	10,623	377,860

		25,886,611

Real Estate Management & Development (0.3%)
Cushman & Wakefield plc(x)*	105,596	1,965,142
Jones Lang LaSalle, Inc.*	3,049	756,426

		2,721,568

Total Real Estate		28,608,179

Utilities (2.5%)
Electric Utilities (1.7%)
Edison International	33,900	1,880,433
Entergy Corp.	4,900	486,619
Evergy, Inc.	22,500	1,399,500
Exelon Corp.	61,600	2,977,744
FirstEnergy Corp.	45,500	1,620,710
NextEra Energy, Inc.	65,500	5,143,060
NRG Energy, Inc.	10,800	440,964
PG&E Corp.*	147,600	1,416,960
Southern Co. (The)	43,500	2,695,695

		18,061,685

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	49,800	1,136,934

Multi-Utilities (0.7%)
CenterPoint Energy, Inc.	54,400	1,338,240
Dominion Energy, Inc.	27,660	2,019,733
NiSource, Inc.	33,000	799,590
Public Service Enterprise Group, Inc.	14,800	901,320
Sempra Energy	16,600	2,099,900

		7,158,783

Total Utilities		26,357,402

Total Common Stocks (99.0%) (Cost $745,481,457)		1,044,156,647

EXCHANGE TRADED FUND (ETF):
Equity (0.1%)
iShares Core S&P 500 ETF	2,200	947,804

Total Exchange Traded Fund (0.1%) (Cost $990,890)		947,804

MASTER LIMITED PARTNERSHIP:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP (Cost $268,349)	29,300	292,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $1,569,511, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $1,600,899.(xx)	$1,569,509	$1,569,509

Total Short-Term Investment (0.1%) (Cost $1,569,509)		1,569,509

Total Investments in Securities (99.3%) (Cost $748,310,205)		1,046,966,081
Other Assets Less Liabilities (0.7%)		7,783,803

Net Assets (100%)		$1,054,749,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $1,269,918 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $5,103,802 or 0.5% of net assets.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $5,642,753. This was collateralized by $4,246,905 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.000%, maturing 10/7/21 – 11/15/50 and by cash of $1,569,509 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

GDR — Global Depositary Receipt

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	9,248	CAD	11,723	Morgan Stanley	10/1/2021	(7)
USD	6,230	CAD	7,951	Goldman Sachs Bank USA	10/4/2021	(48)

Net unrealized depreciation						(55)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$112,085,572	$1,349,053	$—	$113,434,625
Consumer Discretionary	122,330,536	7,013,224	—	129,343,760
Consumer Staples	57,161,031	1,661,831	—	58,822,862
Energy	28,983,056	1,589,243	—	30,572,299
Financials	113,261,797	5,932,836	—	119,194,633
Health Care	129,244,188	9,102,075	—	138,346,263
Industrials	102,520,193	2,824,682	—	105,344,875
Information Technology	266,890,533	961,189	—	267,851,722
Materials	26,280,027	—	—	26,280,027
Real Estate	28,608,179	—	—	28,608,179
Utilities	26,357,402	—	—	26,357,402
Exchange Traded Funds	947,804	—	—	947,804
Master Limited Partnership
Energy	292,121	—	—	292,121
Short-Term Investment
Repurchase Agreement	—	1,569,509	—	1,569,509

Total Assets	$1,014,962,439	$32,003,642	$—	$1,046,966,081

Liabilities:
Forward Currency Contracts	$—	$(55)	$—	$(55)

Total Liabilities	$—	$(55)	$—	$(55)

Total	$1,014,962,439	$32,003,587	$—	$1,046,966,026

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$311,213,474
Aggregate gross unrealized depreciation	(15,446,971)

Net unrealized appreciation	$295,766,503

Federal income tax cost of investments in securities and derivative instruments, if applicable	$751,199,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (56.4%)
iShares Core MSCI EAFE ETF	133,212	$9,890,991
iShares Core S&P Mid-Cap ETF	37,335	9,821,719
iShares Russell 2000 ETF(x)	44,970	9,837,188
SPDR S&P 500 ETF Trust	4,952	2,125,101
Vanguard S&P 500 ETF	41,408	16,331,315

Total Equity		48,006,314

Fixed Income (40.0%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	360,142	34,001,006

Total Exchange Traded Funds (96.4%) (Cost $69,938,787)		82,007,320

SHORT-TERM INVESTMENTS:
Investment Companies (4.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	3,034,993	3,036,510

Total Investment Companies		3,536,510

	Principal Amount	Value (Note 1)
Repurchase Agreement (16.7%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $14,188,769, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $14,472,533.(xx)	$14,188,757	14,188,757

Total Short-Term Investments (20.8%) (Cost $17,725,440)		17,725,267

Total Investments in Securities (117.2%) (Cost $87,664,227)		99,732,587
Other Assets Less Liabilities (-17.2%)		(14,664,744)

Net Assets (100%)		$85,067,843

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $23,103,816. This was collateralized by $8,996,676 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/7/21 - 2/15/49 and by cash of $14,688,757 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	12	12/2021	USD	2,578,650	(95,454)

					(95,454)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$82,007,320	$—	$—	$82,007,320
Short-Term Investments
Investment Companies	3,536,510	—	—	3,536,510
Repurchase Agreement	—	14,188,757	—	14,188,757

Total Assets	$85,543,830	$14,188,757	$—	$99,732,587

Liabilities:
Futures	$(95,454)	$—	$—	$(95,454)

Total Liabilities	$(95,454)	$—	$—	$(95,454)

Total	$85,448,376	$14,188,757	$—	$99,637,133

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,784,880
Aggregate gross unrealized depreciation	(95,667)

Net unrealized appreciation	$10,689,213

Federal income tax cost of investments in securities and derivative instruments, if applicable	$88,947,920

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.9%)
iShares Core MSCI EAFE ETF	150,741	$11,192,519
iShares Core S&P 500 ETF	24,307	10,471,942
iShares Core S&P Mid-Cap ETF	9,365	2,463,651
iShares MSCI EAFE ETF(x)	55,748	4,348,901
iShares Russell 2000 ETF(x)	5,691	1,244,906
SPDR S&P 500 ETF Trust	24,406	10,473,591

Total Equity		40,195,510

Fixed Income (34.7%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	228,159	21,540,491

Total Exchange Traded Funds (99.6%) (Cost $52,595,681)		61,736,001

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	607,329	607,633

	Principal Amount	Value (Note 1)
Repurchase Agreements (26.9%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $16,470,952, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $16,800,357.(xx)	$16,470,938	16,470,938
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $181,327, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 10/28/21-2/15/41; total market value $184,954.(xx)	181,327	181,327

Total Repurchase Agreements		16,652,265

Total Short-Term Investments (27.9%) (Cost $17,259,898)		17,259,898

Total Investments in Securities (127.5%) (Cost $69,855,579)		78,995,899
Other Assets Less Liabilities (-27.5%)		(17,017,003)

Net Assets (100%)		$61,978,896

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $17,422,038. This was collateralized by $1,166,676 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/7/21 - 8/15/50 and by cash of $16,652,265 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$61,736,001	$—	$—	$61,736,001
Short-Term Investments
Investment Company	607,633	—	—	607,633
Repurchase Agreements	—	16,652,265	—	16,652,265

Total Assets	$62,343,634	$16,652,265	$—	$78,995,899

Total Liabilities	$—	$—	$—	$—

Total	$62,343,634	$16,652,265	$—	$78,995,899

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,120,363
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$9,120,363

Federal income tax cost of investments in securities and derivative instruments, if applicable	$69,875,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	9,905	$267,534
Lumen Technologies, Inc.	1,393	17,259
Verizon Communications, Inc.	5,711	308,451

		593,244

Entertainment (0.4%)
Activision Blizzard, Inc.	1,100	85,129
Electronic Arts, Inc.	405	57,611
Live Nation Entertainment, Inc.*	200	18,226
Netflix, Inc.*	610	372,307
Take-Two Interactive Software, Inc.*	166	25,576
Walt Disney Co. (The)*	2,498	422,587

		981,436

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A*	416	1,112,184
Alphabet, Inc., Class C*	389	1,036,806
Facebook, Inc., Class A*	3,289	1,116,254
Match Group, Inc.*	372	58,400
Twitter, Inc.*	1,132	68,361

		3,392,005

Media (0.3%)
Charter Communications, Inc., Class A*	171	124,413
Comcast Corp., Class A	6,347	354,988
Discovery, Inc., Class A(x)*	275	6,979
Discovery, Inc., Class C*	441	10,703
DISH Network Corp., Class A*	337	14,646
Fox Corp., Class A	451	18,089
Fox Corp., Class B	283	10,505
Interpublic Group of Cos., Inc. (The)	474	17,382
News Corp., Class A	628	14,777
News Corp., Class B	75	1,742
Omnicom Group, Inc.	315	22,825
ViacomCBS, Inc.	860	33,979

		631,028

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	798	101,953

Total Communication Services		5,699,666

Consumer Discretionary (2.7%)
Auto Components (0.0%)
Aptiv plc*	364	54,225
BorgWarner, Inc.	361	15,599

		69,824

Automobiles (0.5%)
Ford Motor Co.*	5,322	75,360
General Motors Co.*	1,947	102,626
Tesla, Inc.*	1,117	866,211

		1,044,197

Distributors (0.0%)
Genuine Parts Co.	210	25,458
LKQ Corp.*	405	20,380
Pool Corp.	60	26,064

		71,902

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.*	56	132,937
Caesars Entertainment, Inc.*	311	34,919
Carnival Corp.*	1,196	29,912
Chipotle Mexican Grill, Inc.*	40	72,701
Darden Restaurants, Inc.	172	26,053
Domino’s Pizza, Inc.	56	26,710
Expedia Group, Inc.*	181	29,666
Hilton Worldwide Holdings, Inc.*	381	50,334
Las Vegas Sands Corp.*	483	17,678
Marriott International, Inc., Class A*	328	48,573
McDonald’s Corp.	1,025	247,138
MGM Resorts International.	602	25,976
Norwegian Cruise Line Holdings Ltd.(x)*	497	13,275
Penn National Gaming, Inc.*	222	16,086
Royal Caribbean Cruises Ltd.(x)*	326	28,998
Starbucks Corp.	1,626	179,364
Wynn Resorts Ltd.*	138	11,695
Yum! Brands, Inc.	405	49,535

		1,041,550

Household Durables (0.1%)
DR Horton, Inc.	450	37,787
Garmin Ltd.	211	32,802
Leggett & Platt, Inc.	230	10,313
Lennar Corp., Class A	369	34,568
Mohawk Industries, Inc.*	77	13,660
Newell Brands, Inc.	439	9,720
NVR, Inc.*	5	23,970
PulteGroup, Inc.	408	18,735
Whirlpool Corp.	77	15,697

		197,252

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	599	1,967,739
eBay, Inc.	874	60,891
Etsy, Inc.*	185	38,473

		2,067,103

Leisure Products (0.0%)
Hasbro, Inc.	153	13,651

Multiline Retail (0.1%)
Dollar General Corp.	320	67,885
Dollar Tree, Inc.*	323	30,918
Target Corp.	690	157,851

		256,654

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	97	20,262
AutoZone, Inc.*	31	52,638
Bath & Body Works, Inc.	322	20,296
Best Buy Co., Inc.	310	32,770
CarMax, Inc.*	239	30,582
Gap, Inc. (The)	337	7,650
Home Depot, Inc. (The)	1,474	483,855
Lowe’s Cos., Inc.	981	199,006
O’Reilly Automotive, Inc.*	97	59,273
Ross Stores, Inc.	501	54,534
TJX Cos., Inc. (The)	1,637	108,009
Tractor Supply Co.	145	29,378
Ulta Beauty, Inc.*	67	24,182

		1,122,435

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.	581	9,970
NIKE, Inc., Class B	1,770	257,057
PVH Corp.*	95	9,765
Ralph Lauren Corp.	58	6,440
Tapestry, Inc.	390	14,438
Under Armour, Inc., Class A*	329	6,639
Under Armour, Inc., Class C*	340	5,957
VF Corp.	428	28,672

		338,938

Total Consumer Discretionary		6,223,506

Consumer Staples (1.2%)
Beverages (0.3%)
Brown-Forman Corp., Class B	272	18,227
Coca-Cola Co. (The)	5,322	279,245
Constellation Brands, Inc., Class A	228	48,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	221	$10,250
Monster Beverage Corp.*	514	45,659
PepsiCo, Inc.	1,896	285,177

		686,595

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	615	276,350
Kroger Co. (The)	1,023	41,360
Sysco Corp.	683	53,616
Walgreens Boots Alliance, Inc.	1,017	47,850
Walmart, Inc.	1,901	264,961

		684,137

Food Products (0.2%)
Archer-Daniels-Midland Co.	798	47,888
Campbell Soup Co.	295	12,334
Conagra Brands, Inc.	735	24,894
General Mills, Inc.	858	51,326
Hershey Co. (The)	192	32,496
Hormel Foods Corp.	389	15,949
J M Smucker Co. (The)	163	19,565
Kellogg Co.	369	23,587
Kraft Heinz Co. (The)	941	34,648
Lamb Weston Holdings, Inc.	212	13,010
McCormick & Co., Inc. (Non-Voting)	359	29,090
Mondelez International, Inc., Class A	1,913	111,298
Tyson Foods, Inc., Class A	431	34,023

		450,108

Household Products (0.3%)
Church & Dwight Co., Inc.	318	26,257
Clorox Co. (The)	185	30,638
Colgate-Palmolive Co.	1,150	86,917
Kimberly-Clark Corp.	448	59,333
Procter & Gamble Co. (The)	3,341	467,072

		670,217

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	327	98,077

Tobacco (0.1%)
Altria Group, Inc.	2,550	116,076
Philip Morris International, Inc.	2,163	205,031

		321,107

Total Consumer Staples		2,910,241

Energy (0.6%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,045	25,843
Halliburton Co.	1,325	28,646
Schlumberger NV	1,879	55,694

		110,183

Oil, Gas & Consumable Fuels (0.6%)
APA Corp.	658	14,101
Cabot Oil & Gas Corp.	558	12,142
Chevron Corp.	2,664	270,263
ConocoPhillips	1,850	125,374
Devon Energy Corp.	858	30,468
Diamondback Energy, Inc.	255	24,141
EOG Resources, Inc.	798	64,055
Exxon Mobil Corp.	5,869	345,215
Hess Corp.	348	27,182
Kinder Morgan, Inc.	2,807	46,961
Marathon Oil Corp.	886	12,112
Marathon Petroleum Corp.	923	57,051
Occidental Petroleum Corp.	1,283	37,951
ONEOK, Inc.	642	37,230
Phillips 66	598	41,878
Pioneer Natural Resources Co.	301	50,119
Valero Energy Corp.	562	39,660
Williams Cos., Inc. (The)	1,634	42,386

		1,278,289

Total Energy		1,388,472

Financials (2.5%)
Banks (1.0%)
Bank of America Corp.	10,186	432,396
Citigroup, Inc.	2,738	192,153
Citizens Financial Group, Inc.	619	29,081
Comerica, Inc.	176	14,168
Fifth Third Bancorp	949	40,276
First Republic Bank	256	49,377
Huntington Bancshares, Inc.	1,532	23,685
JPMorgan Chase & Co.	4,109	672,602
KeyCorp	1,391	30,073
M&T Bank Corp.	191	28,524
People’s United Financial, Inc.	539	9,416
PNC Financial Services Group, Inc. (The)	604	118,166
Regions Financial Corp.	1,423	30,324
SVB Financial Group*	74	47,869
Truist Financial Corp.	1,911	112,080
US Bancorp	1,822	108,300
Wells Fargo & Co.	5,673	263,284
Zions Bancorp NA	199	12,316

		2,214,090

Capital Markets (0.7%)
Ameriprise Financial, Inc.	161	42,523
Bank of New York Mellon Corp. (The)	1,157	59,979
BlackRock, Inc.	197	165,216
Cboe Global Markets, Inc.	158	19,570
Charles Schwab Corp. (The)	2,063	150,269
CME Group, Inc.	491	94,950
Goldman Sachs Group, Inc. (The)	465	175,784
Intercontinental Exchange, Inc.	776	89,100
Invesco Ltd.	613	14,779
MarketAxess Holdings, Inc.	55	23,138
Moody’s Corp.	228	80,965
Morgan Stanley	2,013	195,885
MSCI, Inc.	112	68,134
Nasdaq, Inc.	170	32,813
Northern Trust Corp.	310	33,421
Raymond James Financial, Inc.	261	24,085
S&P Global, Inc.	332	141,064
State Street Corp.	454	38,463
T. Rowe Price Group, Inc.	327	64,321

		1,514,459

Consumer Finance (0.1%)
American Express Co.	896	150,107
Capital One Financial Corp.	620	100,421
Discover Financial Services	420	51,597
Synchrony Financial	713	34,852

		336,977

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	2,545	694,632

Insurance (0.4%)
Aflac, Inc.	868	45,249
Allstate Corp. (The)	411	52,324
American International Group, Inc.	1,238	67,954
Aon plc, Class A	306	87,446
Arthur J Gallagher & Co.	286	42,514
Assurant, Inc.	81	12,778
Brown & Brown, Inc.	214	11,866
Chubb Ltd.	612	106,170
Cincinnati Financial Corp.	224	25,585
Everest Re Group Ltd.	57	14,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Globe Life, Inc.	140	$12,464
Hartford Financial Services Group, Inc. (The)	515	36,179
Lincoln National Corp.	220	15,125
Loews Corp.	334	18,013
Marsh & McLennan Cos., Inc.	692	104,790
MetLife, Inc.	1,002	61,853
Principal Financial Group, Inc.	324	20,866
Progressive Corp. (The)	795	71,860
Prudential Financial, Inc.	530	55,756
Travelers Cos., Inc. (The)	342	51,987
W R Berkley Corp.	221	16,173
Willis Towers Watson plc	183	42,540

		973,786

Total Financials		5,733,944

Health Care (2.9%)
Biotechnology (0.4%)
AbbVie, Inc.	2,442	263,419
Amgen, Inc.	798	169,695
Biogen, Inc.*	215	60,843
Gilead Sciences, Inc.	1,705	119,094
Incyte Corp.*	277	19,052
Moderna, Inc.*	484	186,272
Regeneron Pharmaceuticals, Inc.*	143	86,541
Vertex Pharmaceuticals, Inc.*	350	63,486

		968,402

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	2,466	291,309
ABIOMED, Inc.*	68	22,135
Align Technology, Inc.*	98	65,212
Baxter International, Inc.	679	54,612
Becton Dickinson and Co.	394	96,853
Boston Scientific Corp.*	1,998	86,693
Cooper Cos., Inc. (The)	62	25,625
Danaher Corp.	880	267,907
Dentsply Sirona, Inc.	293	17,009
Dexcom, Inc.*	127	69,451
Edwards Lifesciences Corp.*	855	96,795
Hologic, Inc.*	333	24,579
IDEXX Laboratories, Inc.*	117	72,762
Intuitive Surgical, Inc.*	166	165,029
Medtronic plc	1,865	233,778
ResMed, Inc.	208	54,818
STERIS plc	129	26,352
Stryker Corp.	461	121,575
Teleflex, Inc.	70	26,359
West Pharmaceutical Services, Inc.	100	42,454
Zimmer Biomet Holdings, Inc.	301	44,054

		1,905,361

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	214	25,562
Anthem, Inc.	335	124,888
Cardinal Health, Inc.	369	18,251
Centene Corp.*	830	51,717
Cigna Corp.	467	93,475
CVS Health Corp.	1,803	153,003
DaVita, Inc.*	63	7,324
HCA Healthcare, Inc.	336	81,554
Henry Schein, Inc.*	198	15,080
Humana, Inc.	182	70,825
Laboratory Corp. of America Holdings*	141	39,683
McKesson Corp.	211	42,069
Quest Diagnostics, Inc.	190	27,609
UnitedHealth Group, Inc.	1,309	511,479
Universal Health Services, Inc., Class B	105	14,529

		1,277,048

Health Care Technology (0.0%)
Cerner Corp.	443	31,240

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	411	64,745
Bio-Rad Laboratories, Inc., Class A*	28	20,887
Bio-Techne Corp.	48	23,259
Charles River Laboratories International, Inc.*	68	28,062
Illumina, Inc.*	200	81,122
IQVIA Holdings, Inc.*	261	62,520
Mettler-Toledo International, Inc.*	31	42,698
PerkinElmer, Inc.	122	21,141
Thermo Fisher Scientific, Inc.	541	309,089
Waters Corp.*	92	32,872

		686,395

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	3,068	181,533
Catalent, Inc.*	253	33,667
Eli Lilly and Co.	1,107	255,772
Johnson & Johnson	3,626	585,599
Merck & Co., Inc.	3,462	260,031
Organon & Co.	358	11,739
Pfizer, Inc.	7,679	330,274
Viatris, Inc.	1,727	23,401
Zoetis, Inc.	650	126,191

		1,808,207

Total Health Care		6,676,653

Industrials (1.7%)
Aerospace & Defense (0.3%)
Boeing Co. (The)*	755	166,055
General Dynamics Corp.	304	59,593
Howmet Aerospace, Inc.	554	17,285
Huntington Ingalls Industries, Inc.	52	10,039
L3Harris Technologies, Inc.	294	64,750
Lockheed Martin Corp.	341	117,679
Northrop Grumman Corp.	204	73,471
Raytheon Technologies Corp.	2,076	178,453
Textron, Inc.	300	20,943
TransDigm Group, Inc.*	74	46,218

		754,486

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	153	13,311
Expeditors International of Washington, Inc.	246	29,306
FedEx Corp.	329	72,146
United Parcel Service, Inc., Class B	998	181,736

		296,499

Airlines (0.1%)
Alaska Air Group, Inc.*	216	12,658
American Airlines Group, Inc.*	807	16,560
Delta Air Lines, Inc.*	818	34,855
Southwest Airlines Co.*	829	42,635
United Airlines Holdings, Inc.*	479	22,786

		129,494

Building Products (0.1%)
A O Smith Corp.	169	10,321
Allegion plc	131	17,315
Carrier Global Corp.	1,116	57,764
Fortune Brands Home & Security, Inc.	189	16,900
Johnson Controls International plc	972	66,174
Masco Corp.	383	21,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	324	$55,939

		245,689

Commercial Services & Supplies (0.1%)
Cintas Corp.	127	48,344
Copart, Inc.*	306	42,448
Republic Services, Inc.	310	37,219
Rollins, Inc.	219	7,737
Waste Management, Inc.	554	82,745

		218,493

Construction & Engineering (0.0%)
Quanta Services, Inc.	171	19,463

Electrical Equipment (0.1%)
AMETEK, Inc.	311	38,567
Eaton Corp. plc	568	84,808
Emerson Electric Co.	816	76,867
Generac Holdings, Inc.*	84	34,328
Rockwell Automation, Inc.	162	47,635

		282,205

Industrial Conglomerates (0.2%)
3M Co.	794	139,284
General Electric Co.	1,505	155,060
Honeywell International, Inc.	969	205,699
Roper Technologies, Inc.	143	63,797

		563,840

Machinery (0.3%)
Caterpillar, Inc.	755	144,937
Cummins, Inc.	192	43,116
Deere & Co.	389	130,342
Dover Corp.	212	32,966
Fortive Corp.	441	31,121
IDEX Corp.	114	23,592
Illinois Tool Works, Inc.	387	79,966
Ingersoll Rand, Inc.*	480	24,197
Otis Worldwide Corp.	579	47,640
PACCAR, Inc.	451	35,593
Parker-Hannifin Corp.	182	50,891
Pentair plc	213	15,470
Snap-on, Inc.	77	16,089
Stanley Black & Decker, Inc.	232	40,672
Westinghouse Air Brake Technologies Corp.	237	20,432
Xylem, Inc.	261	32,281

		769,305

Professional Services (0.1%)
Equifax, Inc.	163	41,307
IHS Markit Ltd.	512	59,709
Jacobs Engineering Group, Inc.	186	24,651
Leidos Holdings, Inc.	200	19,226
Nielsen Holdings plc	569	10,919
Robert Half International, Inc.	127	12,742
Verisk Analytics, Inc.	214	42,858

		211,412

Road & Rail (0.2%)
CSX Corp.	3,135	93,235
JB Hunt Transport Services, Inc.	126	21,070
Kansas City Southern	122	33,018
Norfolk Southern Corp.	344	82,302
Old Dominion Freight Line, Inc.	131	37,463
Union Pacific Corp.	916	179,545

		446,633

Trading Companies & Distributors (0.1%)
Fastenal Co.	832	42,940
United Rentals, Inc.*	104	36,497
WW Grainger, Inc.	55	21,618

		101,055

Total Industrials		4,038,574

Information Technology (6.0%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	81	27,835
Cisco Systems, Inc.	5,841	317,926
F5 Networks, Inc.*	76	15,107
Juniper Networks, Inc.	455	12,521
Motorola Solutions, Inc.	227	52,737

		426,126

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	846	61,953
CDW Corp.	182	33,128
Corning, Inc.	1,047	38,205
IPG Photonics Corp.*	35	5,544
Keysight Technologies, Inc.*	243	39,922
TE Connectivity Ltd.	466	63,944
Teledyne Technologies, Inc.*	55	23,627
Trimble, Inc.*	373	30,679
Zebra Technologies Corp., Class A*	78	40,203

		337,205

IT Services (1.1%)
Accenture plc, Class A	873	279,290
Akamai Technologies, Inc.*	240	25,102
Automatic Data Processing, Inc.	584	116,753
Broadridge Financial Solutions, Inc.	169	28,162
Cognizant Technology Solutions Corp., Class A	735	54,544
DXC Technology Co.*	278	9,344
Fidelity National Information Services, Inc.	851	103,550
Fiserv, Inc.*	843	91,466
FleetCor Technologies, Inc.*	122	31,875
Gartner, Inc.*	104	31,604
Global Payments, Inc.	417	65,711
International Business Machines Corp.	1,228	170,606
Jack Henry & Associates, Inc.	111	18,211
Mastercard, Inc., Class A	1,212	421,388
Paychex, Inc.	461	51,839
PayPal Holdings, Inc.*	1,625	422,841
VeriSign, Inc.*	128	26,241
Visa, Inc., Class A	2,325	517,894
Western Union Co. (The)	601	12,152

		2,478,573

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	1,674	172,254
Analog Devices, Inc.	741	124,103
Applied Materials, Inc.	1,267	163,101
Broadcom, Inc.	568	275,440
Enphase Energy, Inc.*	201	30,144
Intel Corp.	5,613	299,061
KLA Corp.	219	73,258
Lam Research Corp.	196	111,553
Microchip Technology, Inc.	363	55,717
Micron Technology, Inc.	1,529	108,528
Monolithic Power Systems, Inc.	60	29,081
NVIDIA Corp.	3,444	713,459
NXP Semiconductors NV	341	66,792
Qorvo, Inc.*	169	28,255
QUALCOMM, Inc.	1,548	199,661
Skyworks Solutions, Inc.	218	35,922
Teradyne, Inc.	217	23,690
Texas Instruments, Inc.	1,281	246,221
Xilinx, Inc.	331	49,978

		2,806,218

Software (2.0%)
Adobe, Inc.*	663	381,702
ANSYS, Inc.*	127	43,237
Autodesk, Inc.*	311	88,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	389	$58,910
Ceridian HCM Holding, Inc.*	163	18,357
Citrix Systems, Inc.	179	19,219
Fortinet, Inc.*	186	54,319
Intuit, Inc.	372	200,698
Microsoft Corp.	10,373	2,924,356
NortonLifeLock, Inc.	683	17,280
Oracle Corp.	2,267	197,524
Paycom Software, Inc.*	73	36,190
PTC, Inc.*	160	19,166
salesforce.com, Inc.*	1,325	359,367
ServiceNow, Inc.*	271	168,635
Synopsys, Inc.*	207	61,978
Tyler Technologies, Inc.*	58	26,602

		4,676,228

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	21,666	3,065,739
Hewlett Packard Enterprise Co.	1,841	26,234
HP, Inc.	1,624	44,433
NetApp, Inc.	318	28,544
Seagate Technology Holdings plc	299	24,673
Western Digital Corp.*	455	25,680

		3,215,303

Total Information Technology		13,939,653

Materials (0.5%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	299	76,577
Albemarle Corp.	149	32,627
Celanese Corp.	172	25,910
CF Industries Holdings, Inc.	289	16,132
Corteva, Inc.	1,006	42,332
Dow, Inc.	1,043	60,035
DuPont de Nemours, Inc.	712	48,409
Eastman Chemical Co.	212	21,357
Ecolab, Inc.	333	69,470
FMC Corp.	168	15,382
International Flavors & Fragrances, Inc.	354	47,337
Linde plc	724	212,407
LyondellBasell Industries NV, Class A	369	34,631
Mosaic Co. (The)	412	14,717
PPG Industries, Inc.	316	45,191
Sherwin-Williams Co. (The)	323	90,353

		852,867

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	89	30,410
Vulcan Materials Co.	194	32,817

		63,227

Containers & Packaging (0.1%)
Amcor plc	2,317	26,854
Avery Dennison Corp.	126	26,108
Ball Corp.	478	43,006
International Paper Co.	575	32,154
Packaging Corp. of America	130	17,867
Sealed Air Corp.	240	13,150
Westrock Co.	332	16,543

		175,682

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,984	64,540
Newmont Corp.	1,118	60,707
Nucor Corp.	435	42,843

		168,090

Total Materials		1,259,866

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	169	32,291
American Tower Corp. (REIT)	628	166,677
AvalonBay Communities, Inc. (REIT)	185	41,003
Boston Properties, Inc. (REIT)	214	23,187
Crown Castle International Corp. (REIT)	594	102,952
Digital Realty Trust, Inc. (REIT)	386	55,758
Duke Realty Corp. (REIT)	511	24,462
Equinix, Inc. (REIT)	123	97,186
Equity Residential (REIT)	468	37,871
Essex Property Trust, Inc. (REIT)	96	30,695
Extra Space Storage, Inc. (REIT)	193	32,422
Federal Realty Investment Trust (REIT)	112	13,215
Healthpeak Properties, Inc. (REIT)	672	22,499
Host Hotels & Resorts, Inc. (REIT)*	1,096	17,898
Iron Mountain, Inc. (REIT)	371	16,120
Kimco Realty Corp. (REIT)	691	14,338
Mid-America Apartment Communities, Inc. (REIT)	161	30,067
Prologis, Inc. (REIT)	1,024	128,440
Public Storage (REIT)	220	65,362
Realty Income Corp. (REIT)	532	34,505
Regency Centers Corp. (REIT)	247	16,630
SBA Communications Corp. (REIT)	156	51,569
Simon Property Group, Inc. (REIT)	445	57,837
UDR, Inc. (REIT)(x)	233	12,344
Ventas, Inc. (REIT)	554	30,586
Vornado Realty Trust (REIT)	148	6,217
Welltower, Inc. (REIT)	559	46,062
Weyerhaeuser Co. (REIT)	1,103	39,234

		1,247,427

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	479	46,635

Total Real Estate		1,294,062

Utilities (0.5%)
Electric Utilities (0.3%)
Alliant Energy Corp.	227	12,708
American Electric Power Co., Inc.	708	57,476
Duke Energy Corp.	1,041	101,591
Edison International	547	30,342
Entergy Corp.	298	29,594
Evergy, Inc.	358	22,268
Eversource Energy	449	36,710
Exelon Corp.	1,306	63,132
FirstEnergy Corp.	798	28,425
NextEra Energy, Inc.	2,695	211,611
NRG Energy, Inc.	345	14,086
Pinnacle West Capital Corp.	72	5,210
PPL Corp.	1,131	31,532
Southern Co. (The)	1,481	91,778
Xcel Energy, Inc.	766	47,875

		784,338

Gas Utilities (0.0%)
Atmos Energy Corp.	169	14,906

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	974	22,236

Multi-Utilities (0.2%)
Ameren Corp.	376	30,456
CenterPoint Energy, Inc.	842	20,713
CMS Energy Corp.	423	25,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Edison, Inc.	445	$32,303
Dominion Energy, Inc.	1,126	82,220
DTE Energy Co.	276	30,832
NiSource, Inc.	533	12,915
Public Service Enterprise Group, Inc.	665	40,498
Sempra Energy	432	54,648
WEC Energy Group, Inc.	449	39,602

		369,453

Water Utilities (0.0%)
American Water Works Co., Inc.	259	43,781

Total Utilities		1,234,714

Total Common Stocks (21.7%) (Cost $35,987,071)		50,399,351

EXCHANGE TRADED FUNDS (ETF):
Equity (32.7%)
iShares Core MSCI EAFE ETF	775,187	57,557,635
iShares Core S&P Mid-Cap ETF	34,774	9,147,996
iShares Russell 2000 ETF(x)	41,987	9,184,656
SPDR S&P 500 ETF Trust	170	72,954

Total Exchange Traded Funds (32.7%) (Cost $59,650,882)		75,963,241

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (44.2%)
U.S. Treasury Notes
2.125%, 2/29/24	$5,968,500	6,218,528
2.375%, 8/15/24	11,076,500	11,671,969
2.250%, 11/15/24	6,709,000	7,061,259
0.250%, 8/31/25	10,395,000	10,180,841
2.875%, 11/30/25	3,772,500	4,087,199
0.500%, 2/28/26	6,743,000	6,627,316
0.750%, 3/31/26	6,183,000	6,138,015
2.250%, 2/15/27	15,982,000	16,969,534
2.375%, 5/15/27	14,646,500	15,658,415
0.750%, 1/31/28	3,235,000	3,139,187
2.750%, 2/15/28	7,236,500	7,914,486
2.875%, 8/15/28	6,529,500	7,209,124

Total U.S. Treasury Obligations		102,875,873

Total Long-Term Debt Securities (44.2%) (Cost $103,957,046)		102,875,873

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	200,000	200,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (2.4%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $5,515,268, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $5,625,569.(xx)	$5,515,263	$5,515,263

Total Short-Term Investments (2.5%) (Cost $5,715,263)		5,715,263

Total Investments in Securities (101.1%) (Cost $205,310,262)		234,953,728
Other Assets Less Liabilities (-1.1%)		(2,560,344)

Net Assets (100%)		$232,393,384

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $8,315,694. This was collateralized by $2,854,244 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/7/21 – 8/15/50 and by cash of $5,715,263 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	12/2021	USD	214,888	(7,550)

					(7,550)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,699,666	$—	$—	$5,699,666
Consumer Discretionary	6,223,506	—	—	6,223,506
Consumer Staples	2,910,241	—	—	2,910,241
Energy	1,388,472	—	—	1,388,472
Financials	5,733,944	—	—	5,733,944
Health Care	6,676,653	—	—	6,676,653
Industrials	4,038,574	—	—	4,038,574
Information Technology	13,939,653	—	—	13,939,653
Materials	1,259,866	—	—	1,259,866
Real Estate	1,294,062	—	—	1,294,062
Utilities	1,234,714	—	—	1,234,714
Exchange Traded Funds	75,963,241	—	—	75,963,241
Short-Term Investments
Investment Company	200,000	—	—	200,000
Repurchase Agreement	—	5,515,263	—	5,515,263
U.S. Treasury Obligations	—	102,875,873	—	102,875,873

Total Assets	$126,562,592	$108,391,136	$—	$234,953,728

Liabilities:
Futures	$(7,550)	$—	$—	$(7,550)

Total Liabilities	$(7,550)	$—	$—	$(7,550)

Total	$126,555,042	$108,391,136	$—	$234,946,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,519,524
Aggregate gross unrealized depreciation	(1,941,634)

Net unrealized appreciation	$29,577,890

Federal income tax cost of investments in securities and derivative instruments, if applicable	$205,368,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Hotels, Restaurants & Leisure (1.8%)
McDonald’s Corp.	17,433	$4,203,270

Multiline Retail (2.6%)
Target Corp.	27,483	6,287,286

Specialty Retail (3.7%)
Lowe’s Cos., Inc.	26,400	5,355,504
Ross Stores, Inc.	32,428	3,529,788

		8,885,292

Textiles, Apparel & Luxury Goods (2.4%)
NIKE, Inc., Class B	38,501	5,591,500

Total Consumer Discretionary		24,967,348

Consumer Staples (6.8%)
Beverages (1.6%)
PepsiCo, Inc.	24,700	3,715,127

Food & Staples Retailing (1.4%)
Walmart, Inc.	23,412	3,263,165

Food Products (1.2%)
McCormick & Co., Inc. (Non-Voting)	36,002	2,917,242

Household Products (2.6%)
Colgate-Palmolive Co.	33,338	2,519,686
Procter & Gamble Co. (The)	26,835	3,751,533

		6,271,219

Total Consumer Staples		16,166,753

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Chevron Corp.	20,648	2,094,740
EOG Resources, Inc.	18,142	1,456,258
Exxon Mobil Corp.	17,883	1,051,878

Total Energy		4,602,876

Financials (3.4%)
Banks (1.5%)
JPMorgan Chase & Co	21,400	3,502,966

Capital Markets (1.3%)
Nasdaq, Inc.	15,655	3,021,728

Insurance (0.6%)
Erie Indemnity Co., Class A	8,598	1,534,055

Total Financials		8,058,749

Health Care (19.9%)
Biotechnology (1.1%)
AbbVie, Inc.	23,239	2,506,791

Health Care Equipment & Supplies (13.7%)
Abbott Laboratories	41,421	4,893,063
Becton Dickinson and Co.	22,297	5,481,048
Medtronic plc	51,439	6,447,879
Stryker Corp.	33,219	8,760,515
West Pharmaceutical Services, Inc.	16,316	6,926,794

		32,509,299

Health Care Providers & Services (2.5%)
CVS Health Corp.	12,345	1,047,597
UnitedHealth Group, Inc.	12,750	4,981,935

		6,029,532

Pharmaceuticals (2.6%)
Johnson & Johnson	26,169	4,226,293
Pfizer, Inc.	45,399	1,952,611

		6,178,904

Total Health Care		47,224,526

Industrials (23.8%)
Aerospace & Defense (3.7%)
General Dynamics Corp.	15,311	3,001,415
Raytheon Technologies Corp.	67,951	5,841,068

		8,842,483

Air Freight & Logistics (2.0%)
United Parcel Service, Inc., Class B	26,295	4,788,319

Building Products (2.7%)
Carlisle Cos., Inc.	10,044	1,996,647
Johnson Controls International plc	64,701	4,404,844

		6,401,491

Commercial Services & Supplies (1.8%)
Cintas Corp.	11,176	4,254,256

Electrical Equipment (0.6%)
nVent Electric plc	45,787	1,480,294

Industrial Conglomerates (7.0%)
Honeywell International, Inc.	28,313	6,010,284
Roper Technologies, Inc.	23,594	10,525,991

		16,536,275

Machinery (3.5%)
Donaldson Co., Inc.	25,121	1,442,197
Dover Corp.	25,227	3,922,799
Pentair plc	40,250	2,923,357

		8,288,353

Road & Rail (1.6%)
JB Hunt Transport Services, Inc.	6,000	1,003,320
Norfolk Southern Corp.	12,200	2,918,850

		3,922,170

Trading Companies & Distributors (0.9%)
WW Grainger, Inc.	5,204	2,045,484

Total Industrials		56,559,125

Information Technology (22.5%)
IT Services (6.6%)
Accenture plc, Class A	30,580	9,783,154
Visa, Inc., Class A	26,777	5,964,577

		15,747,731

Semiconductors & Semiconductor Equipment (6.8%)
Analog Devices, Inc.	46,733	7,826,843
Texas Instruments, Inc.	43,311	8,324,807

		16,151,650

Software (9.1%)
Microsoft Corp.	76,960	21,696,563

Total Information Technology		53,595,944

Materials (10.2%)
Chemicals (10.2%)
Air Products and Chemicals, Inc.	23,336	5,976,583
Albemarle Corp.	25,940	5,680,082
Ecolab, Inc.	16,790	3,502,730
Linde plc	25,932	7,607,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sherwin-Williams Co. (The)	5,200	$1,454,596

Total Materials		24,221,921

Total Investments in Securities (99.0%) (Cost $149,512,706)		235,397,242
Other Assets Less Liabilities (1.0%)		2,439,859

Net Assets (100%)		$237,837,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,967,348	$—	$—	$24,967,348
Consumer Staples	16,166,753	—	—	16,166,753
Energy	4,602,876	—	—	4,602,876
Financials	8,058,749	—	—	8,058,749
Health Care	47,224,526	—	—	47,224,526
Industrials	56,559,125	—	—	56,559,125
Information Technology	53,595,944	—	—	53,595,944
Materials	24,221,921	—	—	24,221,921

Total Assets	$235,397,242	$—	$—	$235,397,242

Total Liabilities	$—	$—	$—	$—

Total	$235,397,242	$—	$—	$235,397,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,180,868
Aggregate gross unrealized depreciation	(1,296,332)

Net unrealized appreciation	$85,884,536

Federal income tax cost of investments in securities and derivative instruments, if applicable	$149,512,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	579	$35,145
ATN International, Inc.	610	28,579
Bandwidth, Inc., Class A*	1,188	107,253
Cogent Communications Holdings, Inc.	2,218	157,123
Consolidated Communications Holdings, Inc.*	3,792	34,848
Globalstar, Inc.(x)*	31,574	52,729
IDT Corp., Class B*	956	40,104
Iridium Communications, Inc.*	5,961	237,546
Liberty Latin America Ltd., Class A*	2,230	29,168
Liberty Latin America Ltd., Class C*	8,038	105,459
Ooma, Inc.*	1,158	21,550
Radius Global Infrastructure, Inc.(x)*	2,907	47,471

		896,975

Entertainment (0.4%)
AMC Entertainment Holdings, Inc., Class A(x)*	26,248	998,999
Chicken Soup For The Soul Entertainment, Inc.(x)*	245	5,603
Cinemark Holdings, Inc.(x)*	5,621	107,979
CuriosityStream, Inc.(x)*	1,353	14,261
Eros STX Global Corp.(x)*	16,521	15,191
IMAX Corp.*	2,697	51,189
Liberty Media Corp.-Liberty Braves, Class A*	573	15,419
Liberty Media Corp.-Liberty Braves, Class C*	1,900	50,198
Lions Gate Entertainment Corp., Class A*	3,029	42,982
Lions Gate Entertainment Corp., Class B*	5,993	77,909
LiveXLive Media, Inc.(x)*	2,612	7,810
Madison Square Garden Entertainment Corp.*	1,253	91,056
Marcus Corp. (The)(x)*	1,187	20,713

		1,499,309

Interactive Media & Services (0.2%)
Cargurus, Inc.*	4,831	151,742
Cars.com, Inc.*	3,770	47,690
Eventbrite, Inc., Class A*	3,904	73,825
EverQuote, Inc., Class A*	983	18,313
fuboTV, Inc.(x)*	6,839	163,862
Liberty TripAdvisor Holdings, Inc., Class A*	3,696	11,421
MediaAlpha, Inc., Class A*	995	18,587
Outbrain, Inc.(x)*	459	6,793
QuinStreet, Inc.*	2,558	44,918
TrueCar, Inc.*	5,118	21,291
Yelp, Inc.*	3,342	124,456

		682,898

Media (0.5%)
Advantage Solutions, Inc.*	3,973	34,366
AMC Networks, Inc., Class A*	1,513	70,491
Boston Omaha Corp., Class A*	809	31,373
Cardlytics, Inc.*	1,669	140,096
Clear Channel Outdoor Holdings, Inc.*	18,889	51,189
comScore, Inc.*	4,160	16,224
Daily Journal Corp.*	71	22,746
Emerald Holding, Inc.*	1,399	6,072
Entercom Communications Corp.*	6,135	22,577
Entravision Communications Corp., Class A	3,088	21,925
EW Scripps Co. (The), Class A	3,093	55,860
Fluent, Inc.*	2,449	5,559
Gannett Co., Inc.*	7,118	47,548
Gray Television, Inc.	4,445	101,435
Hemisphere Media Group, Inc.*	983	11,973
iHeartMedia, Inc., Class A*	5,825	145,742
Integral Ad Science Holding Corp.(x)*	827	17,061
John Wiley & Sons, Inc., Class A	2,244	117,159
Loral Space & Communications, Inc.	728	31,311
Magnite, Inc.*	6,565	183,820
Meredith Corp.*	2,113	117,694
National CineMedia, Inc.	3,498	12,453
Scholastic Corp.	930	33,155
Sinclair Broadcast Group, Inc., Class A	2,359	74,733
Stagwell, Inc.*	3,250	24,927
TechTarget, Inc.*	1,327	109,371
TEGNA, Inc.	10,525	207,553
Thryv Holdings, Inc.*	336	10,093
WideOpenWest, Inc.*	2,726	53,566

		1,778,072

Wireless Telecommunication Services (0.1%)
Gogo, Inc.(x)*	2,796	48,371
Shenandoah Telecommunications Co.	2,514	79,392
Telephone and Data Systems, Inc.	5,256	102,492
United States Cellular Corp.*	795	25,353

		255,608

Total Communication Services		5,112,862

Consumer Discretionary (12.3%)
Auto Components (1.2%)
Adient plc*	40,756	1,689,336
American Axle & Manufacturing Holdings, Inc.*	5,866	51,679
Cooper-Standard Holdings, Inc.*	930	20,376
Dana, Inc.	7,561	168,157
Dorman Products, Inc.*	1,391	131,686
Fox Factory Holding Corp.*	2,140	309,316
Gentherm, Inc.*	1,730	140,009
Goodyear Tire & Rubber Co (The)(x)*	13,814	244,508
LCI Industries	9,715	1,307,930
Modine Manufacturing Co.*	2,822	31,973
Motorcar Parts of America, Inc.*	976	19,032
Patrick Industries, Inc.	1,182	98,461
Standard Motor Products, Inc.	1,088	47,556
Stoneridge, Inc.*	1,371	27,955
Tenneco, Inc., Class A*	3,676	52,457
Visteon Corp.*	1,444	136,299
XL Fleet Corp.(x)*	1,994	12,283
XPEL, Inc.(m)*	934	70,853

		4,559,866

Automobiles (0.1%)
Arcimoto, Inc.(x)*	1,424	16,276
Canoo, Inc.(x)*	5,234	40,249
Fisker, Inc.(x)*	8,255	120,936
Lordstown Motors Corp.(x)*	4,507	35,966
Winnebago Industries, Inc.	1,699	123,093
Workhorse Group, Inc.(x)*	6,428	49,174

		385,694

Distributors (0.0%)
Funko, Inc., Class A(x)*	1,386	25,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.3%)
2U, Inc.*	3,731	$125,250
Adtalem Global Education, Inc.*	2,575	97,361
American Public Education, Inc.*	968	24,790
Carriage Services, Inc.	781	34,825
Coursera, Inc.*	2,902	91,848
European Wax Center, Inc., Class A(x)*	328	9,187
Graham Holdings Co., Class B	202	119,010
Houghton Mifflin Harcourt Co.*	6,612	88,799
Laureate Education, Inc., Class A*	4,667	79,292
OneSpaWorld Holdings Ltd.(x)*	2,707	26,989
Perdoceo Education Corp.*	3,798	40,107
PowerSchool Holdings, Inc., Class A(x)*	2,208	54,339
Regis Corp.*	1,162	4,044
Strategic Education, Inc.	1,268	89,394
Stride, Inc.*	2,095	75,294
Vivint Smart Home, Inc.*	4,559	43,083
WW International, Inc.*	2,739	49,987

		1,053,599

Hotels, Restaurants & Leisure (4.8%)
Accel Entertainment, Inc.*	2,921	35,461
Bally’s Corp.*	1,698	85,138
Biglari Holdings, Inc., Class B*	42	7,216
BJ’s Restaurants, Inc.*	1,172	48,943
Bloomin’ Brands, Inc.*	4,608	115,200
Bluegreen Vacations Holding Corp.*	947	24,433
Brinker International, Inc.*	2,363	115,905
Carrols Restaurant Group, Inc.	1,456	5,329
Century Casinos, Inc.*	1,416	19,073
Cheesecake Factory, Inc. (The)*	2,253	105,891
Chuy’s Holdings, Inc.*	1,066	33,611
Cracker Barrel Old Country Store, Inc.	1,234	172,563
Dalata Hotel Group plc*	287,967	1,354,380
Dave & Buster’s Entertainment, Inc.*	2,248	86,166
Del Taco Restaurants, Inc.	1,764	15,400
Denny’s Corp.*	192,189	3,140,368
Dine Brands Global, Inc.*	848	68,866
Drive Shack, Inc.*	4,296	12,072
El Pollo Loco Holdings, Inc.*	991	16,748
Esports Technologies, Inc.(x)*	480	16,114
Everi Holdings, Inc.*	4,347	105,110
F45 Training Holdings, Inc.(x)*	678	10,143
Fiesta Restaurant Group, Inc.*	766	8,395
Full House Resorts, Inc.*	1,701	18,048
GAN Ltd.(x)*	2,086	31,019
Golden Entertainment, Inc.*	880	43,199
Golden Nugget Online Gaming, Inc.*	2,010	34,914
Hall of Fame Resort & Entertainment Co.(x)*	2,859	7,576
Hilton Grand Vacations, Inc.*	106,960	5,088,087
International Game Technology plc*	5,201	136,890
Jack in the Box, Inc.	47,575	4,630,475
Krispy Kreme, Inc.(x)*	572	8,008
Kura Sushi USA, Inc., Class A*	202	8,823
Lindblad Expeditions Holdings, Inc.*	1,458	21,272
Monarch Casino & Resort, Inc.*	711	47,630
Nathan’s Famous, Inc.	161	9,848
NEOGAMES SA*	319	11,714
Noodles & Co.*	2,115	24,957
ONE Group Hospitality, Inc. (The)(x)*	1,016	10,861
Papa John’s International, Inc.	1,721	218,550
PlayAGS, Inc.*	1,666	13,128
RCI Hospitality Holdings, Inc.	420	28,774
Red Robin Gourmet Burgers, Inc.*	826	19,048
Red Rock Resorts, Inc., Class A*	3,207	164,262
Rush Street Interactive, Inc.(x)*	2,721	52,270
Ruth’s Hospitality Group, Inc.*	1,793	37,133
Scientific Games Corp., Class A*	4,880	405,382
SeaWorld Entertainment, Inc.*	2,679	148,202
Shake Shack, Inc., Class A*	1,871	146,799
Target Hospitality Corp.*	1,297	4,838
Texas Roadhouse, Inc.	3,559	325,043
Wingstop, Inc.	1,510	247,534

		17,546,809

Household Durables (0.8%)
Aterian, Inc.(x)*	1,029	11,144
Bassett Furniture Industries, Inc.	484	8,765
Beazer Homes USA, Inc.*	1,523	26,272
Casper Sleep, Inc.*	1,598	6,823
Cavco Industries, Inc.*	480	113,635
Century Communities, Inc.	1,562	95,985
Ethan Allen Interiors, Inc.	1,172	27,776
Flexsteel Industries, Inc.	345	10,654
GoPro, Inc., Class A*	6,629	62,047
Green Brick Partners, Inc.*	1,599	32,811
Hamilton Beach Brands Holding Co., Class A	367	5,751
Helen of Troy Ltd.*	1,225	275,233
Hooker Furnishings Corp.	671	18,110
Hovnanian Enterprises, Inc., Class A*	266	25,640
Installed Building Products, Inc.	1,157	123,973
iRobot Corp.(x)*	1,455	114,218
KB Home	4,179	162,647
La-Z-Boy, Inc.	1,836	59,174
Legacy Housing Corp.*	553	9,937
LGI Homes, Inc.*	1,104	156,669
Lifetime Brands, Inc.	653	11,878
Lovesac Co. (The)*	664	43,884
M.D.C. Holdings, Inc.	2,974	138,945
M/I Homes, Inc.*	7,063	408,241
Meritage Homes Corp.*	1,877	182,069
Purple Innovation, Inc.*	2,930	61,589
Skyline Champion Corp.*	2,732	164,084
Snap One Holdings Corp.*	384	6,401
Sonos, Inc.*	6,047	195,681
Taylor Morrison Home Corp., Class A*	5,948	153,339
Traeger, Inc.*	893	18,691
Tri Pointe Homes, Inc.*	5,197	109,241
Tupperware Brands Corp.*	2,580	54,490
Universal Electronics, Inc.*	693	34,130
VOXX International Corp.*	809	9,263
Vuzix Corp.(x)*	3,052	31,924
Weber, Inc., Class A(x)*	579	10,185

		2,981,299

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	1,350	41,189
CarParts.com, Inc.*	2,464	38,463
Duluth Holdings, Inc., Class B*	786	10,713
Groupon, Inc.(x)*	1,278	29,151
Lands’ End, Inc.*	640	15,066
Liquidity Services, Inc.*	1,456	31,464
Overstock.com, Inc.(x)*	2,236	174,229
PetMed Express, Inc.(x)	998	26,816
Porch Group, Inc.(x)*	3,894	68,846
Quotient Technology, Inc.*	4,858	28,274
RealReal, Inc. (The)*	4,089	53,893
Revolve Group, Inc.*	1,868	115,386
Shutterstock, Inc.	1,219	138,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Stamps.com, Inc.*	903	$297,801
Stitch Fix, Inc., Class A*	3,073	122,766
Xometry, Inc., Class A(x)*	370	21,338

		1,213,532

Leisure Products (1.0%)
Acushnet Holdings Corp.	1,783	83,266
American Outdoor Brands, Inc.*	733	18,002
AMMO, Inc.(x)*	4,554	28,007
Brunswick Corp.	30,155	2,872,867
Callaway Golf Co.*	6,020	166,333
Clarus Corp.	1,308	33,524
Escalade, Inc.	448	8,472
Genius Brands International, Inc.(x)*	14,678	19,962
Johnson Outdoors, Inc., Class A	272	28,778
Latham Group, Inc.*	1,207	19,795
Malibu Boats, Inc., Class A*	1,078	75,438
Marine Products Corp.	412	5,154
MasterCraft Boat Holdings, Inc.*	1,059	26,560
Nautilus, Inc.*	1,770	16,479
Smith & Wesson Brands, Inc.	2,282	47,374
Sturm Ruger & Co., Inc.	893	65,885
Vista Outdoor, Inc.*	2,857	115,166

		3,631,062

Multiline Retail (0.2%)
Big Lots, Inc.	1,806	78,308
Dillard’s, Inc., Class A(x)	289	49,858
Franchise Group, Inc.	1,474	52,195
Macy’s, Inc.(x)	16,340	369,284

		549,645

Specialty Retail (3.0%)
Aaron’s Co., Inc. (The)	1,783	49,104
Abercrombie & Fitch Co., Class A*	3,191	120,077
Academy Sports & Outdoors, Inc.*	3,956	158,319
American Eagle Outfitters, Inc.	7,635	196,983
America’s Car-Mart, Inc.*	318	37,136
Arko Corp.*	6,013	60,731
Asbury Automotive Group, Inc.*	1,007	198,117
Barnes & Noble Education, Inc.*	1,999	19,970
Bed Bath & Beyond, Inc.*	5,217	90,124
Big 5 Sporting Goods Corp.(x)	1,083	24,952
Boot Barn Holdings, Inc.*	1,494	132,772
Buckle, Inc. (The)	1,548	61,285
Caleres, Inc.	1,922	42,707
Camping World Holdings, Inc., Class A	2,220	86,291
CarLotz, Inc.(x)*	2,261	8,614
Cato Corp. (The), Class A	881	14,572
Chico’s FAS, Inc.*	5,802	26,051
Children’s Place, Inc. (The)*	16,856	1,268,583
Citi Trends, Inc.*	464	33,853
Conn’s, Inc.*	929	21,209
Container Store Group, Inc. (The)*	1,773	16,879
Designer Brands, Inc., Class A*	3,186	44,381
Dufry AG (Registered)*	48,172	2,683,608
Genesco, Inc.*	762	43,990
Group 1 Automotive, Inc.	18,708	3,514,859
GrowGeneration Corp.*	2,814	69,421
Guess?, Inc.	2,122	44,583
Haverty Furniture Cos., Inc.	868	29,260
Hibbett, Inc.	845	59,775
JOANN, Inc.(x)	603	6,717
Kirkland’s, Inc.*	729	14,004
Lazydays Holdings, Inc.*	382	8,152
Lumber Liquidators Holdings, Inc.*	1,499	28,001
MarineMax, Inc.*	979	47,501
Monro, Inc.	1,726	99,262
Murphy USA, Inc.	1,235	206,566
National Vision Holdings, Inc.*	4,118	233,779
ODP Corp. (The)*	2,329	93,533
OneWater Marine, Inc., Class A	475	19,100
Party City Holdco, Inc.*	5,748	40,811
Rent-A-Center, Inc.	3,304	185,718
Sally Beauty Holdings, Inc.*	5,862	98,775
Shift Technologies, Inc.(x)*	3,228	22,402
Shoe Carnival, Inc.	980	31,772
Signet Jewelers Ltd.	2,613	206,323
Sleep Number Corp.*	1,131	105,726
Sonic Automotive, Inc., Class A	1,138	59,791
Sportsman’s Warehouse Holdings, Inc.*	2,237	39,371
Tilly’s, Inc., Class A	1,147	16,070
Torrid Holdings, Inc.(x)*	380	5,863
TravelCenters of America, Inc.*	649	32,314
Urban Outfitters, Inc.*	3,568	105,934
Winmark Corp.	183	39,351
Zumiez, Inc.*	1,173	46,639

		10,951,681

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	9,185	893,149
Crocs, Inc.*	3,129	448,949
Fossil Group, Inc.*	2,633	31,201
G-III Apparel Group Ltd.*	2,296	64,977
Kontoor Brands, Inc.	2,698	134,765
Movado Group, Inc.	809	25,475
Oxford Industries, Inc.	836	75,382
PLBY Group, Inc.(x)*	1,098	25,880
Rocky Brands, Inc.	317	15,092
Steven Madden Ltd.	4,267	171,363
Superior Group of Cos., Inc.	664	15,465
Unifi, Inc.*	649	14,233
Vera Bradley, Inc.*	1,302	12,252
Wolverine World Wide, Inc.	4,230	126,223

		2,054,406

Total Consumer Discretionary		44,952,832

Consumer Staples (2.4%)
Beverages (0.2%)
Celsius Holdings, Inc.*	2,748	247,567
Coca-Cola Consolidated, Inc.	233	91,844
Duckhorn Portfolio, Inc. (The)(x)*	1,050	24,034
MGP Ingredients, Inc.	737	47,979
National Beverage Corp.	1,222	64,143
NewAge, Inc.*	6,455	8,972
Primo Water Corp.	8,180	128,590

		613,129

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	1,637	50,469
BJ’s Wholesale Club Holdings, Inc.*	18,360	1,008,331
Chefs’ Warehouse, Inc. (The)*	1,564	50,939
HF Foods Group, Inc.(x)*	1,470	8,894
Ingles Markets, Inc., Class A	730	48,202
MedAvail Holdings, Inc.(x)*	609	1,778
Natural Grocers by Vitamin Cottage, Inc.	543	6,092
Performance Food Group Co.*	7,579	352,120
PriceSmart, Inc.	1,218	94,456
Rite Aid Corp.(x)*	2,859	40,598
SpartanNash Co.	1,862	40,778
Sprouts Farmers Market, Inc.*	5,495	127,319
United Natural Foods, Inc.*	2,902	140,515
Village Super Market, Inc., Class A	443	9,604
Weis Markets, Inc.	856	44,983

		2,025,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.3%)
AppHarvest, Inc.(x)*	3,533	$23,035
B&G Foods, Inc.(x)	3,332	99,593
Calavo Growers, Inc.	890	34,034
Cal-Maine Foods, Inc.	1,856	67,113
Fresh Del Monte Produce, Inc.	1,745	56,224
Glanbia plc	31,500	515,941
Glanbia plc (Turquoise Stock Exchange)	172,315	2,836,001
Hostess Brands, Inc.*	6,814	118,359
J & J Snack Foods Corp.	767	117,213
John B Sanfilippo & Son, Inc.	475	38,817
Laird Superfood, Inc.(x)*	322	6,144
Lancaster Colony Corp.	900	151,929
Landec Corp.*	1,144	10,548
Limoneira Co.	691	11,173
Mission Produce, Inc.(x)*	1,929	35,455
Sanderson Farms, Inc.	1,008	189,706
Seneca Foods Corp., Class A*	393	18,950
Simply Good Foods Co. (The)*	4,428	152,722
Tattooed Chef, Inc.(x)*	2,432	44,822
Tootsie Roll Industries, Inc.	883	26,870
TreeHouse Foods, Inc.*	2,704	107,835
Utz Brands, Inc.	3,067	52,538
Vital Farms, Inc.(x)*	1,337	23,491
Whole Earth Brands, Inc.*	1,944	22,453

		4,760,966

Household Products (0.1%)
Central Garden & Pet Co.*	495	23,760
Central Garden & Pet Co., Class A*	2,105	90,515
Energizer Holdings, Inc.	3,540	138,237
Oil-Dri Corp. of America	298	10,430
WD-40 Co.	711	164,582

		427,524

Personal Products (0.2%)
Beauty Health Co. (The)(x)*	4,414	114,632
BellRing Brands, Inc., Class A*	1,772	54,489
Edgewell Personal Care Co.	2,825	102,547
elf Beauty, Inc.*	2,375	68,994
Honest Co., Inc. (The)(x)*	1,291	13,401
Inter Parfums, Inc.	930	69,536
Medifast, Inc.	606	116,740
Nature’s Sunshine Products, Inc.	420	6,153
Nu Skin Enterprises, Inc., Class A	2,585	104,615
Revlon, Inc., Class A(x)*	477	4,822
USANA Health Sciences, Inc.*	646	59,561
Veru, Inc.*	2,895	24,694

		740,184

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	7,852	23,242
Turning Point Brands, Inc.	758	36,195
Universal Corp.	1,257	60,751
Vector Group Ltd.	7,471	95,255

		215,443

Total Consumer Staples		8,782,324

Energy (5.0%)
Energy Equipment & Services (1.6%)
Archrock, Inc.	7,014	57,865
Aspen Aerogels, Inc.*	1,110	51,071
Bristow Group, Inc.*	1,100	35,013
Cactus, Inc., Class A	2,748	103,655
ChampionX Corp.*	10,201	228,094
DMC Global, Inc.*	966	35,655
Dril-Quip, Inc.*	1,826	45,979
Frank’s International NV*	8,417	24,746
FTS International, Inc., Class A*	462	11,365
Helix Energy Solutions Group, Inc.(x)*	7,629	29,600
Helmerich & Payne, Inc.	5,477	150,125
Hunting plc	185,277	559,424
Liberty Oilfield Services, Inc., Class A*	4,335	52,583
Nabors Industries Ltd.*	358	34,540
National Energy Services Reunited Corp.(x)*	1,362	17,052
Natural Gas Services Group, Inc.*	30,184	313,310
Newpark Resources, Inc.*	4,532	14,956
NexTier Oilfield Solutions, Inc.*	161,251	741,755
Oceaneering International, Inc.*	5,180	68,998
Oil States International, Inc.*	2,883	18,422
Patterson-UTI Energy, Inc.	9,702	87,318
ProPetro Holding Corp.*	4,327	37,428
RPC, Inc.*	3,106	15,095
Select Energy Services, Inc., Class A*	3,441	17,859
Solaris Oilfield Infrastructure, Inc., Class A	1,417	11,818
TechnipFMC plc*	375,321	2,826,167
TETRA Technologies, Inc.*	6,382	19,912
Tidewater, Inc.*	2,316	27,931
US Silica Holdings, Inc.*	3,820	30,522

		5,668,258

Oil, Gas & Consumable Fuels (3.4%)
Aemetis, Inc.(x)*	1,207	22,064
Alto Ingredients, Inc.(x)*	3,719	18,372
Altus Midstream Co.	170	11,735
Antero Resources Corp.*	14,425	271,334
Arch Resources, Inc.*	733	67,986
Berry Corp.	3,528	25,437
Bonanza Creek Energy, Inc.	1,605	76,879
Brigham Minerals, Inc., Class A	2,172	41,615
California Resources Corp.*	4,158	170,478
Callon Petroleum Co.(x)*	2,075	101,841
Centennial Resource Development, Inc., Class A*	9,417	63,094
Centrus Energy Corp., Class A(x)*	491	18,982
Chesapeake Energy Corp.	4,963	305,671
Clean Energy Fuels Corp.(x)*	7,912	64,483
CNX Resources Corp.*	10,687	134,870
Comstock Resources, Inc.*	4,763	49,297
CONSOL Energy, Inc.*	1,782	46,368
Contango Oil & Gas Co.*	7,639	34,910
Crescent Point Energy Corp.	915,033	4,219,006
CVR Energy, Inc.	1,547	25,773
Delek US Holdings, Inc.*	3,415	61,368
Denbury, Inc.*	2,517	176,819
DHT Holdings, Inc.	7,531	49,177
Dorian LPG Ltd.	1,554	19,285
Earthstone Energy, Inc., Class A*	1,120	10,304
Energy Fuels, Inc.(x)*	7,900	55,458
Equitrans Midstream Corp.	20,468	207,546
Extraction Oil & Gas, Inc.*	813	45,894
Falcon Minerals Corp.	1,384	6,505
Frontline Ltd.(x)*	6,383	59,809
Gevo, Inc.(x)*	10,151	67,403
Golar LNG Ltd.*	5,348	69,364
Green Plains, Inc.*	87,692	2,863,144
International Seaways, Inc.	2,140	38,991
Kosmos Energy Ltd.*	21,074	62,379
Laredo Petroleum, Inc.*	654	53,020
Magnolia Oil & Gas Corp., Class A	7,242	128,835
Matador Resources Co.	5,760	219,110
Murphy Oil Corp.	7,622	190,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Nordic American Tankers Ltd.(x)	7,428	$19,016
Northern Oil and Gas, Inc.	2,488	53,243
Oasis Petroleum, Inc.	1,050	104,391
Ovintiv, Inc.	13,232	435,068
Par Pacific Holdings, Inc.*	2,150	33,798
PBF Energy, Inc., Class A*	5,010	64,980
PDC Energy, Inc.	4,917	233,017
Peabody Energy Corp.*	4,035	59,678
Penn Virginia Corp.*	856	22,829
Range Resources Corp.*	12,249	277,195
Renewable Energy Group, Inc.*	2,329	116,916
REX American Resources Corp.*	316	25,239
Riley Exploration Permian, Inc.	119	2,794
Scorpio Tankers, Inc.	2,668	49,465
SFL Corp. Ltd.	5,340	44,749
SM Energy Co.	6,064	159,968
Southwestern Energy Co.*	35,248	195,274
Talos Energy, Inc.*	1,918	26,411
Teekay Corp.(x)*	3,612	13,220
Teekay Tankers Ltd., Class A*	1,240	18,017
Tellurian, Inc.(x)*	16,485	64,456
Uranium Energy Corp.*	10,862	33,129
Ur-Energy, Inc.(x)*	9,410	16,185
Vine Energy, Inc., Class A*	1,073	17,672
W&T Offshore, Inc.*	4,536	16,874
Whiting Petroleum Corp.*	2,049	119,682
World Fuel Services Corp.	3,244	109,063

		12,487,256

Total Energy		18,155,514

Financials (16.2%)
Banks (8.2%)
1st Source Corp.	839	39,634
Allegiance Bancshares, Inc.	991	37,807
Altabancorp	938	41,422
Amalgamated Financial Corp.	717	11,343
Amerant Bancorp, Inc.*	1,092	27,016
American National Bankshares, Inc.	552	18,238
Ameris Bancorp	3,459	179,453
Arrow Financial Corp.	718	24,670
Associated Banc-Corp.	6,979	149,490
Atlantic Capital Bancshares, Inc.*	1,023	27,099
Atlantic Union Bankshares Corp.	56,455	2,080,367
Banc of California, Inc.	2,323	42,952
BancFirst Corp.	893	53,687
Bancorp, Inc. (The)*	2,802	71,311
BancorpSouth Bank	5,301	157,864
Bank First Corp.(x)	319	22,608
Bank of Marin Bancorp	669	25,255
Bank of NT Butterfield & Son Ltd. (The)	2,610	92,681
BankUnited, Inc.	4,845	202,618
Banner Corp.	1,804	99,599
Bar Harbor Bankshares	768	21,542
Berkshire Hills Bancorp, Inc.	2,578	69,554
Blue Ridge Bankshares, Inc.(x)	902	15,866
Brookline Bancorp, Inc.	3,994	60,948
Bryn Mawr Bank Corp.	41,475	1,905,776
Business First Bancshares, Inc.	956	22,361
Byline Bancorp, Inc.	1,290	31,682
Cadence Bancorp	6,402	140,588
Cambridge Bancorp	372	32,736
Camden National Corp.	8,595	411,701
Capital Bancorp, Inc.	398	9,576
Capital City Bank Group, Inc.	700	17,318
Capstar Financial Holdings, Inc.	1,065	22,621
Carter Bankshares, Inc.*	1,429	20,320
Cathay General Bancorp	3,442	142,464
CBTX, Inc.	998	26,327
Central Pacific Financial Corp.	1,489	38,238
Century Bancorp, Inc., Class A	142	16,364
CIT Group, Inc.	5,004	259,958
Citizens & Northern Corp.	807	20,385
City Holding Co.	805	62,718
Civista Bancshares, Inc.	808	18,770
CNB Financial Corp.	764	18,596
Coastal Financial Corp.*	492	15,675
Columbia Banking System, Inc.	67,993	2,583,054
Community Bank System, Inc.	2,785	190,550
Community Trust Bancorp, Inc.	787	33,133
ConnectOne Bancorp, Inc.	2,016	60,500
CrossFirst Bankshares, Inc.*	2,616	34,008
Customers Bancorp, Inc.*	1,611	69,305
CVB Financial Corp.	6,723	136,948
Dime Community Bancshares, Inc.	1,826	59,637
Eagle Bancorp, Inc.	1,645	94,587
Eastern Bankshares, Inc.	8,221	166,886
Enterprise Bancorp, Inc.	546	19,629
Enterprise Financial Services Corp.	1,863	84,357
Equity Bancshares, Inc., Class A	651	21,730
Farmers National Banc Corp.	1,404	22,057
FB Financial Corp.	1,765	75,683
Fidelity D&D Bancorp, Inc.(x)	209	10,540
Financial Institutions, Inc.	815	24,980
First Bancorp (Nasdaq Stock Exchange)	1,465	63,010
First Bancorp (Quotrix Stock Exchange)	11,111	146,110
First Bancorp, Inc. (The)	538	15,677
First Bancshares, Inc. (The)	1,054	40,874
First Bank	927	13,061
First Busey Corp.	2,643	65,097
First Commonwealth Financial Corp.	5,112	69,677
First Community Bankshares, Inc.	893	28,326
First Financial Bancorp	5,004	117,144
First Financial Bankshares, Inc.	6,563	301,570
First Financial Corp.	628	26,407
First Foundation, Inc.	2,073	54,520
First Horizon Corp.	115,948	1,888,793
First Internet Bancorp	484	15,091
First Interstate BancSystem, Inc., Class A	11,526	464,037
First Merchants Corp.	2,815	117,780
First Mid Bancshares, Inc.	904	37,118
First Midwest Bancorp, Inc.	5,925	112,634
First of Long Island Corp. (The)	57,282	1,180,009
Five Star Bancorp	275	6,584
Flushing Financial Corp.	1,534	34,668
Fulton Financial Corp.	8,269	126,350
German American Bancorp, Inc.	29,496	1,139,430
Glacier Bancorp, Inc.	4,836	267,673
Great Southern Bancorp, Inc.	528	28,940
Great Western Bancorp, Inc.	2,882	94,357
Guaranty Bancshares, Inc.	317	11,364
Hancock Whitney Corp.	4,160	196,019
Hanmi Financial Corp.	1,613	32,357
HarborOne Bancorp, Inc.	2,744	38,526
HBT Financial, Inc.	356	5,536
Heartland Financial USA, Inc.	2,097	100,824
Heritage Commerce Corp.	3,162	36,774
Heritage Financial Corp.	1,845	47,048
Hilltop Holdings, Inc.	2,911	95,102
Home BancShares, Inc.	7,933	186,663
HomeTrust Bancshares, Inc.	860	24,063
Hope Bancorp, Inc.	6,186	89,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Horizon Bancorp, Inc.	2,288	$41,573
Howard Bancorp, Inc.*	723	14,662
Independent Bank Corp.	1,087	23,349
Independent Bank Corp./MA	1,727	131,511
Independent Bank Group, Inc.	1,958	139,096
International Bancshares Corp.	2,797	116,467
Investors Bancorp, Inc.	10,750	162,433
Lakeland Bancorp, Inc.	2,571	45,327
Lakeland Financial Corp.	1,303	92,826
Live Oak Bancshares, Inc.	1,640	104,353
Macatawa Bank Corp.	1,333	10,704
Mercantile Bank Corp.	823	26,361
Metrocity Bankshares, Inc.	987	20,697
Metropolitan Bank Holding Corp.*	400	33,720
Mid Penn Bancorp, Inc.	396	10,910
Midland States Bancorp, Inc.	1,129	27,920
MidWestOne Financial Group, Inc.	769	23,193
MVB Financial Corp.	542	23,214
National Bank Holdings Corp., Class A	1,530	61,934
NBT Bancorp, Inc.	2,195	79,283
Nicolet Bankshares, Inc.*	464	34,420
Northrim BanCorp, Inc.	315	13,391
OceanFirst Financial Corp.	3,076	65,857
OFG Bancorp	2,644	66,682
Old National Bancorp	8,596	145,702
Old Second Bancorp, Inc.	1,603	20,935
Origin Bancorp, Inc.	1,159	49,084
Orrstown Financial Services, Inc.	498	11,653
Pacific Premier Bancorp, Inc.	4,469	185,195
Park National Corp.(x)	749	91,341
Peapack-Gladstone Financial Corp.	976	32,559
Peoples Bancorp, Inc.	32,925	1,040,759
Peoples Financial Services Corp.	389	17,727
Preferred Bank	717	47,810
Primis Financial Corp.	1,255	18,147
QCR Holdings, Inc.	800	41,152
RBB Bancorp	740	18,655
Red River Bancshares, Inc.	236	11,765
Reliant Bancorp, Inc.	767	24,230
Renasant Corp.	2,874	103,608
Republic Bancorp, Inc., Class A	499	25,274
Republic First Bancorp, Inc.*	2,438	7,509
S&T Bancorp, Inc.	2,042	60,178
Sandy Spring Bancorp, Inc.	2,412	110,518
Seacoast Banking Corp. of Florida	2,863	96,798
ServisFirst Bancshares, Inc.	2,493	193,955
Sierra Bancorp	730	17,724
Silvergate Capital Corp., Class A*	1,190	137,445
Simmons First National Corp., Class A	5,586	165,122
SmartFinancial, Inc.	712	18,405
South Plains Financial, Inc.	609	14,847
Southern First Bancshares, Inc.*	387	20,705
Southside Bancshares, Inc.	1,621	62,068
SouthState Corp.	49,074	3,664,356
Spirit of Texas Bancshares, Inc.	666	16,117
Stock Yards Bancorp, Inc.	1,073	62,931
Summit Financial Group, Inc.	585	14,338
Texas Capital Bancshares, Inc.*	2,638	158,333
Tompkins Financial Corp.	743	60,116
Towne Bank	3,493	108,667
TriCo Bancshares	21,383	928,022
TriState Capital Holdings, Inc.*	1,543	32,634
Triumph Bancorp, Inc.*	1,225	122,659
Trustmark Corp.	3,283	105,778
UMB Financial Corp.	2,181	210,925
United Bankshares, Inc.	6,153	223,846
United Community Banks, Inc.	4,271	140,174
Univest Financial Corp.	1,545	42,318
Valley National Bancorp	19,294	256,803
Veritex Holdings, Inc.	2,435	95,842
Washington Trust Bancorp, Inc.	27,207	1,441,427
WesBanco, Inc.	2,752	93,788
West BanCorp, Inc.	926	27,808
Westamerica Bancorp	1,377	77,470

		29,858,426

Capital Markets (0.7%)
Artisan Partners Asset Management, Inc., Class A	3,045	148,961
AssetMark Financial Holdings, Inc.*	956	23,776
Associated Capital Group, Inc., Class A	145	5,424
B Riley Financial, Inc.	1,037	61,224
BGC Partners, Inc., Class A	16,613	86,554
Blucora, Inc.*	2,519	39,271
Brightsphere Investment Group, Inc.	3,016	78,808
Cohen & Steers, Inc.	1,293	108,315
Cowen, Inc., Class A	1,351	46,353
Diamond Hill Investment Group, Inc.	162	28,457
Donnelley Financial Solutions, Inc.*	1,580	54,700
Federated Hermes, Inc., Class B	4,924	160,030
Focus Financial Partners, Inc., Class A*	2,923	153,077
GAMCO Investors, Inc., Class A	302	7,967
GCM Grosvenor, Inc., Class A(x)	1,701	19,595
Greenhill & Co., Inc.	734	10,731
Hamilton Lane, Inc., Class A	1,770	150,131
Houlihan Lokey, Inc.	2,617	241,026
Moelis & Co., Class A	3,060	189,322
Open Lending Corp., Class A*	5,239	188,971
Oppenheimer Holdings, Inc., Class A	421	19,067
Piper Sandler Cos	801	110,906
PJT Partners, Inc., Class A	1,250	98,887
Pzena Investment Management, Inc., Class A	1,070	10,529
Sculptor Capital Management, Inc.	1,121	31,265
StepStone Group, Inc., Class A	2,106	89,800
StoneX Group, Inc.*	873	57,531
Value Line, Inc.	76	2,604
Virtus Investment Partners, Inc.	380	117,922
WisdomTree Investments, Inc.	7,222	40,949

		2,382,153

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	220	11,673
Curo Group Holdings Corp.	1,035	17,937
Encore Capital Group, Inc.*	1,446	71,244
Enova International, Inc.*	1,887	65,196
EZCORP, Inc., Class A(x)*	2,564	19,410
FirstCash, Inc.	2,003	175,263
Green Dot Corp., Class A*	2,824	142,132
LendingClub Corp.*	5,018	141,708
LendingTree, Inc.*	604	84,457
Navient Corp.	8,290	163,562
Nelnet, Inc., Class A	908	71,950
Oportun Financial Corp.*	941	23,553
PRA Group, Inc.*	2,362	99,535
PROG Holdings, Inc.	3,239	136,070
Regional Management Corp.	427	24,843
World Acceptance Corp.(x)*	231	43,793

		1,292,326

Diversified Financial Services (0.1%)
Alerus Financial Corp.	800	23,904
A-Mark Precious Metals, Inc.	454	27,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Latinoamericano de Comercio Exterior SA, Class E	1,612	$28,274
Cannae Holdings, Inc.*	4,115	128,018
Marlin Business Services Corp.	422	9,381

		216,826

Insurance (5.5%)
Ambac Financial Group, Inc.*	2,340	33,509
American Equity Investment Life Holding Co.	4,078	120,586
American National Group, Inc.	388	73,344
AMERISAFE, Inc.	997	55,992
Argo Group International Holdings Ltd.	4,063	212,170
Bright Health Group, Inc.(x)*	2,972	24,252
BRP Group, Inc., Class A*	2,401	79,929
Citizens, Inc.(x)*	3,175	19,717
CNO Financial Group, Inc.	139,792	3,290,704
Crawford & Co., Class A	950	8,522
Donegal Group, Inc., Class A	839	12,157
eHealth, Inc.*	1,270	51,435
Employers Holdings, Inc.	1,482	58,524
Enstar Group Ltd.*	619	145,298
Genworth Financial, Inc., Class A*	26,372	98,895
Goosehead Insurance, Inc., Class A	921	140,259
Greenlight Capital Re Ltd., Class A*	1,418	10,479
Hanover Insurance Group, Inc. (The)	41,224	5,343,455
HCI Group, Inc.	309	34,228
Heritage Insurance Holdings, Inc.	1,472	10,024
Horace Mann Educators Corp.	88,299	3,513,417
Independence Holding Co.	223	11,059
Investors Title Co.	68	12,417
James River Group Holdings Ltd.	1,688	63,688
Kinsale Capital Group, Inc.	1,073	173,504
Maiden Holdings Ltd.*	3,615	11,423
MBIA, Inc.*	2,539	32,626
MetroMile, Inc.(x)*	1,910	6,781
National Western Life Group, Inc., Class A	129	27,166
NI Holdings, Inc.*	446	7,832
Old Republic International Corp.	112,712	2,607,029
Palomar Holdings, Inc.*	1,278	103,301
ProAssurance Corp.	2,795	66,465
RLI Corp.	2,009	201,442
Safety Insurance Group, Inc.	758	60,071
Selective Insurance Group, Inc.	38,774	2,928,600
Selectquote, Inc.*	6,970	90,122
SiriusPoint Ltd.*	4,605	42,642
State Auto Financial Corp.	918	46,772
Stewart Information Services Corp.	1,427	90,272
Tiptree, Inc.	1,181	11,834
Trean Insurance Group, Inc.*	918	9,501
Trupanion, Inc.*	1,937	150,447
United Fire Group, Inc.	1,114	25,733
United Insurance Holdings Corp.	1,251	4,541
Universal Insurance Holdings, Inc.	1,351	17,617

		20,139,781

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT)	377	8,136
Apollo Commercial Real Estate Finance, Inc. (REIT)	7,299	108,244
Arbor Realty Trust, Inc. (REIT)	7,037	130,396
Ares Commercial Real Estate Corp. (REIT)	1,728	26,058
ARMOUR Residential REIT, Inc. (REIT)(x)	3,820	41,180
Blackstone Mortgage Trust, Inc. (REIT), Class A	7,927	240,347
BrightSpire Capital, Inc. (REIT)	3,852	36,170
Broadmark Realty Capital, Inc. (REIT)	6,786	66,910
Capstead Mortgage Corp. (REIT)	4,961	33,189
Chimera Investment Corp. (REIT)	11,975	177,829
Dynex Capital, Inc. (REIT)	1,581	27,320
Ellington Financial, Inc. (REIT)	2,135	39,049
Granite Point Mortgage Trust, Inc. (REIT)	2,848	37,508
Great Ajax Corp. (REIT)	1,128	15,217
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,852	206,005
Invesco Mortgage Capital, Inc. (REIT)(x)	12,995	40,934
KKR Real Estate Finance Trust, Inc. (REIT)	1,714	36,165
Ladder Capital Corp. (REIT)	6,037	66,709
MFA Financial, Inc. (REIT)	23,027	105,233
New York Mortgage Trust, Inc. (REIT)	19,748	84,126
Orchid Island Capital, Inc. (REIT)(x)	4,831	23,623
PennyMac Mortgage Investment Trust (REIT)‡	5,098	100,380
Ready Capital Corp. (REIT)	3,096	44,675
Redwood Trust, Inc. (REIT)	5,880	75,793
TPG RE Finance Trust, Inc. (REIT)	3,123	38,663
Two Harbors Investment Corp. (REIT)(x)	16,340	103,596

		1,913,455

Thrifts & Mortgage Finance (0.8%)
Axos Financial, Inc.*	2,968	152,971
Blue Foundry Bancorp*	1,006	13,873
Bridgewater Bancshares, Inc.*	1,095	19,173
Capitol Federal Financial, Inc.	6,759	77,661
Columbia Financial, Inc.*	2,088	38,628
Enact Holdings, Inc.*	30,168	661,584
Essent Group Ltd.	5,572	245,224
Federal Agricultural Mortgage Corp., Class C	468	50,787
Finance of America Cos., Inc., Class A(x)*	1,737	8,598
Flagstar Bancorp, Inc.	2,689	136,547
FS Bancorp, Inc.	382	13,221
Hingham Institution For Savings (The)	75	25,253
Home Bancorp, Inc.	398	15,395
Home Point Capital, Inc.(x)	743	3,061
HomeStreet, Inc.	1,081	44,483
Kearny Financial Corp.	3,799	47,222
Luther Burbank Corp.	812	10,889
Merchants Bancorp	495	19,538
Meridian Bancorp, Inc.	2,432	50,488
Meta Financial Group, Inc.	1,673	87,799
Mr Cooper Group, Inc.*	3,690	151,917
NMI Holdings, Inc., Class A*	4,367	98,738
Northfield Bancorp, Inc.	2,380	40,841
Northwest Bancshares, Inc.	6,366	84,541
Ocwen Financial Corp.*	425	11,955
PCSB Financial Corp.	814	15,010
PennyMac Financial Services, Inc.‡	1,667	101,904
Pioneer Bancorp, Inc.(x)*	663	8,380
Premier Financial Corp.	1,924	61,260
Provident Bancorp, Inc.	820	13,136
Provident Financial Services, Inc.	3,956	92,847
Radian Group, Inc.	9,340	212,205
Southern Missouri Bancorp, Inc.	452	20,290
TrustCo Bank Corp.	983	31,427

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Velocity Financial, Inc.(x)*	446	$5,869
Walker & Dunlop, Inc.	1,521	172,634
Washington Federal, Inc.	2,989	102,553
Waterstone Financial, Inc.	1,009	20,674
WSFS Financial Corp.	2,445	125,453

		3,094,029

Total Financials		58,896,996

Health Care (9.6%)
Biotechnology (4.0%)
4D Molecular Therapeutics, Inc.(x)*	1,021	27,536
89bio, Inc.(x)*	403	7,895
ACADIA Pharmaceuticals, Inc.*	6,224	103,381
Acumen Pharmaceuticals, Inc.(x)*	473	7,029
Adagio Therapeutics, Inc.(x)*	1,093	46,168
Adicet Bio, Inc.*	1,088	8,530
Adverum Biotechnologies, Inc.(x)*	4,988	10,824
Aeglea BioTherapeutics, Inc.*	2,102	16,711
Aerovate Therapeutics, Inc.(x)*	447	9,378
Affimed NV*	6,307	38,977
Agenus, Inc.*	10,814	56,773
Agios Pharmaceuticals, Inc.*	2,946	135,958
Akebia Therapeutics, Inc.*	8,385	24,149
Akero Therapeutics, Inc.(x)*	1,337	29,882
Akouos, Inc.(x)*	1,369	15,894
Albireo Pharma, Inc.*	877	27,362
Aldeyra Therapeutics, Inc.*	2,524	22,161
Alector, Inc.*	2,996	68,369
Aligos Therapeutics, Inc.*	976	15,138
Alkermes plc*	8,096	249,681
Allakos, Inc.*	1,817	192,366
Allogene Therapeutics, Inc.*	3,536	90,875
Allovir, Inc.(x)*	1,654	41,449
Alpine Immune Sciences, Inc.(x)*	604	6,445
Altimmune, Inc.*	2,148	24,294
ALX Oncology Holdings, Inc.*	878	64,849
Amicus Therapeutics, Inc.*	13,676	130,606
AnaptysBio, Inc.*	1,003	27,201
Anavex Life Sciences Corp.(x)*	3,227	57,925
Anika Therapeutics, Inc.*	778	33,112
Annexon, Inc.*	1,491	27,747
Apellis Pharmaceuticals, Inc.*	3,378	111,339
Applied Molecular Transport, Inc.(x)*	1,240	32,079
Applied Therapeutics, Inc.(x)*	921	15,289
AquaBounty Technologies, Inc.(x)*	2,729	11,107
Arbutus Biopharma Corp.(x)*	4,062	17,426
Arcturus Therapeutics Holdings, Inc.*	1,081	51,650
Arcus Biosciences, Inc.*	2,254	78,597
Arcutis Biotherapeutics, Inc.*	1,402	33,494
Ardelyx, Inc.*	3,862	5,098
Arena Pharmaceuticals, Inc.*	3,052	181,747
Arrowhead Pharmaceuticals, Inc.*	5,153	321,702
Atara Biotherapeutics, Inc.*	4,235	75,806
Athenex, Inc.(x)*	3,928	11,823
Athersys, Inc.(x)*	7,954	10,579
Atossa Therapeutics, Inc.(x)*	6,084	19,834
Atreca, Inc., Class A(x)*	1,376	8,572
Avid Bioservices, Inc.*	3,141	67,751
Avidity Biosciences, Inc.*	1,704	41,970
Avita Medical, Inc.(x)*	1,242	22,008
Avrobio, Inc.*	1,701	9,492
Beam Therapeutics, Inc.*	2,540	221,005
Beyondspring, Inc.(x)*	891	14,042
BioAtla, Inc.*	663	19,519
BioCryst Pharmaceuticals, Inc.*	9,246	132,865
Biohaven Pharmaceutical Holding Co. Ltd.*	2,810	390,337
Biomea Fusion, Inc.(x)*	449	5,375
Bioxcel Therapeutics, Inc.*	739	22,429
Black Diamond Therapeutics, Inc.*	1,135	9,602
Bluebird Bio, Inc.*	3,513	67,133
Blueprint Medicines Corp.*	2,967	305,037
Bolt Biotherapeutics, Inc.(x)*	1,193	15,091
Bridgebio Pharma, Inc.(x)*	5,448	255,348
Brooklyn ImmunoTherapeutics, Inc.(x)*	1,238	11,513
C4 Therapeutics, Inc.(x)*	1,943	86,813
Cardiff Oncology, Inc.(x)*	1,880	12,521
CareDx, Inc.*	2,602	164,889
Caribou Biosciences, Inc.*	921	21,984
Catalyst Pharmaceuticals, Inc.*	5,504	29,171
Celcuity, Inc.(x)*	414	7,452
Celldex Therapeutics, Inc.*	2,315	124,987
CEL-SCI Corp.(x)*	1,934	21,255
Century Therapeutics, Inc.(x)*	510	12,832
Cerevel Therapeutics Holdings, Inc.(x)*	2,060	60,770
ChemoCentryx, Inc.*	2,725	46,597
Chimerix, Inc.*	3,326	20,588
Chinook Therapeutics, Inc.*	1,636	20,875
Clene, Inc.(x)*	1,190	8,128
Clovis Oncology, Inc.(x)*	5,053	22,536
Codiak Biosciences, Inc.*	817	13,342
Cogent Biosciences, Inc.(x)*	1,932	16,248
Coherus Biosciences, Inc.(x)*	3,304	53,095
Cortexyme, Inc.(x)*	1,037	95,051
Crinetics Pharmaceuticals, Inc.*	1,897	39,932
Cue Biopharma, Inc.*	1,655	24,113
Cullinan Oncology, Inc.(x)*	1,263	28,506
Curis, Inc.*	4,503	35,258
Cytokinetics, Inc.*	4,039	144,354
CytomX Therapeutics, Inc.*	3,540	18,019
Day One Biopharmaceuticals, Inc.(x)*	488	11,580
Deciphera Pharmaceuticals, Inc.*	2,081	70,712
Denali Therapeutics, Inc.*	4,586	231,364
DermTech, Inc.(x)*	1,232	39,560
Design Therapeutics, Inc.(x)*	701	10,298
Dicerna Pharmaceuticals, Inc.*	3,581	72,193
Dynavax Technologies Corp.*	5,607	107,710
Dyne Therapeutics, Inc.*	1,562	25,367
Eagle Pharmaceuticals, Inc.*	601	33,524
Editas Medicine, Inc.*	3,485	143,164
Eiger BioPharmaceuticals, Inc.*	1,700	11,356
Eliem Therapeutics, Inc.(x)*	333	5,987
Emergent BioSolutions, Inc.*	2,522	126,277
Enanta Pharmaceuticals, Inc.*	920	52,265
Epizyme, Inc.(x)*	4,669	23,905
Erasca, Inc.(x)*	983	20,859
Evelo Biosciences, Inc.(x)*	1,579	11,116
Fate Therapeutics, Inc.*	4,170	247,156
FibroGen, Inc.*	4,478	45,765
Finch Therapeutics Group, Inc.(x)*	394	5,122
Flexion Therapeutics, Inc.(x)*	2,504	15,274
Foghorn Therapeutics, Inc.(x)*	1,017	14,167
Forma Therapeutics Holdings, Inc.(x)*	1,689	39,168
Forte Biosciences, Inc.(x)*	587	1,738
Fortress Biotech, Inc.*	3,970	12,783
Frequency Therapeutics, Inc.(x)*	1,443	10,188
G1 Therapeutics, Inc.(x)*	2,062	27,672
Gemini Therapeutics, Inc.(x)*	1,139	4,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Generation Bio Co.(x)*	2,252	$56,458
Geron Corp.(x)*	15,681	21,483
Global Blood Therapeutics, Inc.*	3,112	79,294
Gossamer Bio, Inc.*	3,234	40,651
Graphite Bio, Inc.(x)*	722	11,834
Greenwich Lifesciences, Inc.(x)*	210	8,205
Gritstone bio, Inc.*	2,100	22,680
GT Biopharma, Inc.*	1,240	8,358
Halozyme Therapeutics, Inc.*	7,144	290,618
Harpoon Therapeutics, Inc.*	727	5,743
Heron Therapeutics, Inc.*	4,710	50,350
Homology Medicines, Inc.*	1,826	14,371
Hookipa Pharma, Inc.*	930	5,478
Humanigen, Inc.(x)*	2,332	13,829
iBio, Inc.(x)*	13,417	14,222
Icosavax, Inc.*	645	19,086
Ideaya Biosciences, Inc.*	1,750	44,607
IGM Biosciences, Inc.*	420	27,619
Imago Biosciences, Inc.(x)*	435	8,713
Immuneering Corp., Class A(x)*	324	8,602
Immunic, Inc.(x)*	807	7,142
ImmunityBio, Inc.(x)*	3,478	33,876
ImmunoGen, Inc.*	10,577	59,972
Immunovant, Inc.*	2,249	19,544
Infinity Pharmaceuticals, Inc.(x)*	4,552	15,568
Inhibrx, Inc.(x)*	1,452	48,366
Inovio Pharmaceuticals, Inc.(x)*	10,351	74,113
Inozyme Pharma, Inc.*	799	9,260
Insmed, Inc.*	5,785	159,319
Instil Bio, Inc.(x)*	906	16,195
Intellia Therapeutics, Inc.*	3,526	473,013
Intercept Pharmaceuticals, Inc.(x)*	1,482	22,008
Invitae Corp.(x)*	10,168	289,076
Ironwood Pharmaceuticals, Inc.*	7,555	98,668
iTeos Therapeutics, Inc.*	1,103	29,781
IVERIC bio, Inc.*	5,077	82,450
Janux Therapeutics, Inc.*	596	12,891
Jounce Therapeutics, Inc.*	1,321	9,815
Kadmon Holdings, Inc.*	9,043	78,765
KalVista Pharmaceuticals, Inc.*	967	16,874
Karuna Therapeutics, Inc.*	1,155	141,291
Karyopharm Therapeutics, Inc.(x)*	4,009	23,332
Keros Therapeutics, Inc.*	784	31,015
Kezar Life Sciences, Inc.*	1,953	16,874
Kiniksa Pharmaceuticals Ltd., Class A(x)*	1,312	14,944
Kinnate Biopharma, Inc.(x)*	1,155	26,588
Kodiak Sciences, Inc.*	1,742	167,197
Kronos Bio, Inc.(x)*	2,019	42,318
Krystal Biotech, Inc.*	933	48,712
Kura Oncology, Inc.(x)*	3,390	63,495
Kymera Therapeutics, Inc.*	1,735	101,914
Lexicon Pharmaceuticals, Inc.*	3,530	16,979
Ligand Pharmaceuticals, Inc.*	796	110,899
Lineage Cell Therapeutics, Inc.(x)*	6,306	15,891
Lyell Immunopharma, Inc.(x)*	1,201	17,775
MacroGenics, Inc.*	3,054	63,951
Madrigal Pharmaceuticals, Inc.*	590	47,076
Magenta Therapeutics, Inc.*	1,556	11,328
MannKind Corp.(x)*	12,222	53,166
MaxCyte, Inc.(x)*	600	7,326
MEI Pharma, Inc.*	5,638	15,561
MeiraGTx Holdings plc*	1,549	20,416
Mersana Therapeutics, Inc.*	3,581	33,769
MiMedx Group, Inc.*	5,777	35,009
Mirum Pharmaceuticals, Inc.*	320	6,374
Molecular Templates, Inc.*	1,693	11,360
Monte Rosa Therapeutics, Inc.(x)*	551	12,276
Morphic Holding, Inc.*	1,078	61,058
Mustang Bio, Inc.*	3,875	10,424
Myriad Genetics, Inc.*	3,860	124,639
Neoleukin Therapeutics, Inc.*	2,071	14,973
NexImmune, Inc.(x)*	917	13,883
Nkarta, Inc.(x)*	734	20,413
Nurix Therapeutics, Inc.*	1,629	48,805
Nuvalent, Inc., Class A(x)*	519	11,703
Ocugen, Inc.(x)*	9,603	68,950
Olema Pharmaceuticals, Inc.(x)*	1,225	33,761
Omega Therapeutics, Inc.(x)*	378	7,125
Oncocyte Corp.*	3,685	13,119
Oncorus, Inc.(x)*	1,062	9,919
Oncternal Therapeutics, Inc.*	2,301	9,595
OPKO Health, Inc.(x)*	20,444	74,621
Organogenesis Holdings, Inc.*	1,983	28,238
ORIC Pharmaceuticals, Inc.*	1,636	34,209
Outlook Therapeutics, Inc.(x)*	4,554	9,882
Oyster Point Pharma, Inc.*	578	6,849
Passage Bio, Inc.(x)*	1,929	19,213
PMV Pharmaceuticals, Inc.*	1,364	40,647
Portage Biotech, Inc.(x)*	187	3,800
Poseida Therapeutics, Inc.(x)*	1,851	13,494
Praxis Precision Medicines, Inc.*	1,634	30,213
Precigen, Inc.(x)*	4,932	24,611
Precision BioSciences, Inc.*	2,651	30,593
Prelude Therapeutics, Inc.(x)*	546	17,062
Prometheus Biosciences, Inc.*	588	13,941
Protagonist Therapeutics, Inc.*	2,149	38,080
Prothena Corp. plc*	1,773	126,291
PTC Therapeutics, Inc.*	3,612	134,403
Puma Biotechnology, Inc.*	1,709	11,980
Radius Health, Inc.*	2,550	31,645
RAPT Therapeutics, Inc.*	935	29,032
Recursion Pharmaceuticals, Inc., Class A(x)*	1,420	32,674
REGENXBIO, Inc.*	2,053	86,062
Relay Therapeutics, Inc.*	3,044	95,977
Replimune Group, Inc.*	1,410	41,792
REVOLUTION Medicines, Inc.*	3,089	84,978
Rhythm Pharmaceuticals, Inc.*	10,895	142,289
Rigel Pharmaceuticals, Inc.*	8,885	32,253
Rocket Pharmaceuticals, Inc.*	2,042	61,035
Rubius Therapeutics, Inc.*	2,345	41,929
Sana Biotechnology, Inc.(x)*	4,406	99,223
Sangamo Therapeutics, Inc.*	6,241	56,231
Scholar Rock Holding Corp.*	1,397	46,129
Selecta Biosciences, Inc.*	4,645	19,323
Sensei Biotherapeutics, Inc.(x)*	1,188	12,498
Seres Therapeutics, Inc.(x)*	3,619	25,188
Sesen Bio, Inc.(x)*	8,890	7,052
Shattuck Labs, Inc.(x)*	1,383	28,186
Sigilon Therapeutics, Inc.*	442	2,497
Silverback Therapeutics, Inc.(x)*	726	7,245
Solid Biosciences, Inc.*	3,101	7,411
Sorrento Therapeutics, Inc.(x)*	14,178	108,178
Spectrum Pharmaceuticals, Inc.*	8,045	17,538
Spero Therapeutics, Inc.*	992	18,263
SpringWorks Therapeutics, Inc.*	1,518	96,302
Spruce Biosciences, Inc.(x)*	367	2,206
SQZ Biotechnologies Co.(x)*	1,184	17,073
Stoke Therapeutics, Inc.*	993	25,262
Summit Therapeutics, Inc.(x)*	1,169	5,857
Surface Oncology, Inc.*	1,730	13,096
Sutro Biopharma, Inc.*	2,255	42,597
Syndax Pharmaceuticals, Inc.*	2,338	44,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Syros Pharmaceuticals, Inc.*	2,445	$10,929
Talaris Therapeutics, Inc.(x)*	463	6,278
Taysha Gene Therapies, Inc.(x)*	1,158	21,562
TCR2 Therapeutics, Inc.*	1,595	13,573
Tenaya Therapeutics, Inc.(x)*	637	13,154
TG Therapeutics, Inc.*	6,666	221,844
Tonix Pharmaceuticals Holding Corp.(x)*	16,989	10,212
Travere Therapeutics, Inc.*	3,094	75,029
Trevena, Inc.(x)*	8,505	10,461
Trillium Therapeutics, Inc.(x)*	5,087	89,328
Turning Point Therapeutics, Inc.*	2,391	158,834
Twist Bioscience Corp.*	2,390	255,658
UroGen Pharma Ltd.(x)*	1,156	19,444
Vanda Pharmaceuticals, Inc.*	2,850	48,849
Vaxart, Inc.(x)*	6,212	49,385
Vaxcyte, Inc.(x)*	2,067	52,440
VBI Vaccines, Inc.(x)*	9,684	30,117
Vera Therapeutics, Inc.*	307	5,326
Veracyte, Inc.*	3,509	162,993
Verastem, Inc.*	8,964	27,609
Vericel Corp.(x)*	2,307	112,582
Verve Therapeutics, Inc.(x)*	798	37,506
Viking Therapeutics, Inc.(x)*	3,421	21,484
Vincerx Pharma, Inc.(x)*	585	9,459
Vir Biotechnology, Inc.*	3,126	136,043
Viracta Therapeutics, Inc.(x)*	1,885	15,118
VistaGen Therapeutics, Inc.(x)*	9,949	27,260
Vor BioPharma, Inc.(x)*	653	10,239
Werewolf Therapeutics, Inc.(x)*	394	6,761
XBiotech, Inc.(x)	944	12,225
Xencor, Inc.*	2,653	86,647
XOMA Corp.(x)*	417	10,321
Y-mAbs Therapeutics, Inc.(x)*	1,785	50,944
Zentalis Pharmaceuticals, Inc.*	1,729	115,221
ZIOPHARM Oncology, Inc.(x)*	10,923	19,880

		14,674,154

Health Care Equipment & Supplies (2.8%)
Accelerate Diagnostics, Inc.(x)*	1,716	10,004
Accuray, Inc.*	5,113	20,196
Acutus Medical, Inc.(x)*	622	5,498
Alphatec Holdings, Inc.(x)*	3,580	43,640
AngioDynamics, Inc.*	1,884	48,871
Apyx Medical Corp.*	1,655	22,922
Asensus Surgical, Inc.(x)*	12,168	22,511
Aspira Women’s Health, Inc.(x)*	4,371	14,206
AtriCure, Inc.*	2,330	162,051
Atrion Corp.	62	43,245
Avanos Medical, Inc.*	2,503	78,094
Axogen, Inc.*	2,110	33,338
Axonics, Inc.*	2,342	152,441
BioLife Solutions, Inc.*	1,269	53,704
Bioventus, Inc., Class A(x)*	594	8,411
Butterfly Network, Inc.(x)*	9,113	95,140
Cardiovascular Systems, Inc.*	2,044	67,104
Cerus Corp.*	8,748	53,275
ClearPoint Neuro, Inc.(x)*	979	17,377
CONMED Corp.	1,505	196,899
CryoLife, Inc.*	1,977	44,067
CryoPort, Inc.*	2,109	140,270
Cutera, Inc.*	922	42,965
CVRx, Inc.(x)*	415	6,864
CytoSorbents Corp.(x)*	2,404	19,520
DarioHealth Corp.(x)*	701	9,569
Eargo, Inc.*	1,004	6,757
Envista Holdings Corp.*	56,696	2,370,460
Glaukos Corp.*	2,337	112,573
Haemonetics Corp.*	2,512	177,322
Heska Corp.*	498	128,753
Inari Medical, Inc.*	1,768	143,385
Inogen, Inc.*	1,016	43,779
Integer Holdings Corp.*	27,397	2,447,648
Intersect ENT, Inc.*	1,734	47,165
Invacare Corp.*	1,856	8,835
iRadimed Corp.*	412	13,839
iRhythm Technologies, Inc.*	1,535	89,890
Lantheus Holdings, Inc.*	3,503	89,957
LeMaitre Vascular, Inc.	914	48,524
LivaNova plc*	2,747	217,535
Meridian Bioscience, Inc.*	2,218	42,674
Merit Medical Systems, Inc.*	2,670	191,706
Mesa Laboratories, Inc.	255	77,102
Misonix, Inc.*	607	15,357
Natus Medical, Inc.*	1,754	43,990
Neogen Corp.*	5,419	235,347
Neuronetics, Inc.*	1,299	8,521
NeuroPace, Inc.(x)*	362	5,738
Nevro Corp.*	1,736	202,036
NuVasive, Inc.*	2,694	161,236
OraSure Technologies, Inc.*	3,721	42,084
Ortho Clinical Diagnostics Holdingsplc*	5,524	102,084
Orthofix Medical, Inc.*	985	37,548
OrthoPediatrics Corp.*	719	47,102
Outset Medical, Inc.*	2,379	117,618
PAVmed, Inc.*	3,738	31,922
Pulmonx Corp.*	1,321	47,530
Pulse Biosciences, Inc.(x)*	681	14,710
Quotient Ltd.*	4,156	9,725
Retractable Technologies, Inc.(x)*	932	10,280
SeaSpine Holdings Corp.*	1,651	25,970
Senseonics Holdings, Inc.(x)*	21,602	73,231
Shockwave Medical, Inc.*	1,719	353,908
SI-BONE, Inc.*	1,581	33,865
Sientra, Inc.(x)*	3,304	18,932
Sight Sciences, Inc.*	387	8,785
Silk Road Medical, Inc.*	1,764	97,073
Soliton, Inc.(x)*	418	8,510
STAAR Surgical Co.*	2,445	314,256
Stereotaxis, Inc.*	2,581	13,886
Surmodics, Inc.*	703	39,087
Tactile Systems Technology, Inc.*	997	44,317
Talis Biomedical Corp.(x)*	757	4,731
TransMedics Group, Inc.*	1,341	44,374
Treace Medical Concepts, Inc.*	569	15,306
Utah Medical Products, Inc.	162	15,040
Vapotherm, Inc.*	1,117	24,876
Varex Imaging Corp.*	1,994	56,231
ViewRay, Inc.*	7,085	51,083
Zynex, Inc.(x)*	1,177	13,406

		10,059,781

Health Care Providers & Services (1.2%)
1Life Healthcare, Inc.*	6,064	122,796
Accolade, Inc.*	2,618	110,401
AdaptHealth Corp.*	3,615	84,193
Addus HomeCare Corp.*	814	64,916
Agiliti, Inc.(x)*	1,176	22,391
Alignment Healthcare, Inc.*	1,370	21,893
AMN Healthcare Services, Inc.*	2,385	273,679
Apollo Medical Holdings, Inc.(x)*	1,886	171,720
Apria, Inc.*	679	25,225
Aveanna Healthcare Holdings, Inc.*	2,007	16,096
Biodesix, Inc.(x)*	639	5,253
Brookdale Senior Living, Inc.*	9,625	60,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Castle Biosciences, Inc.*	1,108	$73,682
Community Health Systems, Inc.*	6,462	75,605
CorVel Corp.*	459	85,475
Covetrus, Inc.*	5,383	97,648
Cross Country Healthcare, Inc.*	1,771	37,616
Ensign Group, Inc. (The)	2,631	197,036
Exagen, Inc.*	563	7,657
Fulgent Genetics, Inc.(x)*	1,055	94,897
Hanger, Inc.*	1,951	42,844
HealthEquity, Inc.*	4,134	267,718
InfuSystem Holdings, Inc.*	999	13,017
Innovage Holding Corp.*	953	6,299
Joint Corp. (The)*	682	66,850
LHC Group, Inc.*	1,538	241,328
LifeStance Health Group, Inc.*	2,124	30,798
Magellan Health, Inc.*	1,220	115,351
MEDNAX, Inc.*	3,959	112,554
ModivCare, Inc.*	646	117,327
National HealthCare Corp.	691	48,356
National Research Corp.	727	30,658
Ontrak, Inc.(x)*	405	4,066
Option Care Health, Inc.*	7,611	184,643
Owens & Minor, Inc.	3,773	118,057
Patterson Cos., Inc.	4,457	134,334
Pennant Group, Inc. (The)*	1,358	38,146
PetIQ, Inc.(x)*	1,280	31,962
Privia Health Group, Inc.*	1,020	24,031
Progyny, Inc.*	3,150	176,400
R1 RCM, Inc.*	5,910	130,079
RadNet, Inc.*	2,327	68,204
Select Medical Holdings Corp.	5,532	200,092
Sharps Compliance Corp.*	976	8,071
SOC Telemed, Inc.(x)*	2,129	4,812
Surgery Partners, Inc.*	1,648	69,776
Tenet Healthcare Corp.*	5,377	357,248
Tivity Health, Inc.*	2,368	54,606
Triple-S Management Corp., Class B*	1,118	39,544
US Physical Therapy, Inc.	685	75,761
Viemed Healthcare, Inc.(x)*	1,638	9,091

		4,470,839

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	5,877	78,575
American Well Corp., Class A*	9,092	82,828
Castlight Health, Inc., Class B*	6,211	9,751
Computer Programs and Systems, Inc.*	750	26,595
Evolent Health, Inc., Class A*	4,031	124,961
Forian, Inc.(x)*	944	9,742
Health Catalyst, Inc.*	2,472	123,625
HealthStream, Inc.*	1,315	37,583
iCAD, Inc.*	964	10,363
Inovalon Holdings, Inc., Class A*	3,929	158,299
Inspire Medical Systems, Inc.*	1,367	318,347
Multiplan Corp.(x)*	11,323	63,748
NantHealth, Inc.*	1,859	2,993
NextGen Healthcare, Inc.*	2,921	41,186
Omnicell, Inc.*	2,190	325,062
OptimizeRx Corp.*	849	72,632
Phreesia, Inc.*	2,472	152,522
Schrodinger, Inc.*	2,357	128,881
Simulations Plus, Inc.	805	31,798
Tabula Rasa HealthCare, Inc.*	1,118	29,303
Vocera Communications, Inc.*	1,667	76,282

		1,905,076

Life Sciences Tools & Services (0.4%)
Absci Corp.*	550	6,397
Akoya Biosciences, Inc.(x)*	397	5,542
Alpha Teknova, Inc.(x)*	306	7,616
Berkeley Lights, Inc.*	2,494	48,783
Bionano Genomics, Inc.(x)*	14,628	80,454
ChromaDex Corp.*	2,382	14,935
Codexis, Inc.*	3,049	70,920
Cytek Biosciences, Inc.*	681	14,580
Fluidigm Corp.(x)*	3,899	25,694
Harvard Bioscience, Inc.*	2,003	13,981
Inotiv, Inc.*	673	19,679
Medpace Holdings, Inc.*	1,467	277,674
NanoString Technologies, Inc.*	2,359	113,256
NeoGenomics, Inc.*	5,897	284,471
Pacific Biosciences of California, Inc.*	9,847	251,591
Personalis, Inc.*	1,851	35,613
Quanterix Corp.*	1,605	79,913
Rapid Micro Biosystems, Inc., Class A*	379	7,000
Seer, Inc.(x)*	2,091	72,202
Singular Genomics Systems, Inc.(x)*	510	5,707

		1,436,008

Pharmaceuticals (0.7%)
9 Meters Biopharma, Inc.(x)*	11,052	14,368
Aclaris Therapeutics, Inc.(x)*	2,257	40,626
Aerie Pharmaceuticals, Inc.*	2,201	25,091
Amneal Pharmaceuticals, Inc.*	5,561	29,696
Amphastar Pharmaceuticals, Inc.*	2,022	38,438
Ampio Pharmaceuticals, Inc.(x)*	9,892	16,421
Angion Biomedica Corp.(x)*	1,109	10,835
ANI Pharmaceuticals, Inc.*	464	15,229
Antares Pharma, Inc.*	9,402	34,223
Arvinas, Inc.*	2,190	179,974
Atea Pharmaceuticals, Inc.(x)*	9,082	318,415
Athira Pharma, Inc.(x)*	1,677	15,730
Avalo Therapeutics, Inc.*	2,682	5,847
Axsome Therapeutics, Inc.(x)*	1,445	47,627
BioDelivery Sciences International, Inc.*	4,246	15,328
Cara Therapeutics, Inc.*	2,496	38,563
Cassava Sciences, Inc.(x)*	1,989	123,477
Citius Pharmaceuticals, Inc.(x)*	5,905	11,987
Collegium Pharmaceutical, Inc.*	1,782	35,177
Corcept Therapeutics, Inc.*	5,028	98,951
CorMedix, Inc.(x)*	1,922	8,937
Cymabay Therapeutics, Inc.(x)*	4,139	15,107
Cyteir Therapeutics, Inc.(x)*	395	6,932
Durect Corp.*	11,765	15,059
Edgewise Therapeutics, Inc.(x)*	642	10,657
Endo International plc*	11,921	38,624
Esperion Therapeutics, Inc.(x)*	1,440	17,352
Evolus, Inc.(x)*	1,677	12,779
EyePoint Pharmaceuticals, Inc.(x)*	1,099	11,452
Fulcrum Therapeutics, Inc.*	1,322	37,294
Harmony Biosciences Holdings, Inc.*	1,162	44,539
Ikena Oncology, Inc.(x)*	472	5,957
Innoviva, Inc.*	1,734	28,975
Intra-Cellular Therapies, Inc.*	3,708	138,234
Kala Pharmaceuticals, Inc.(x)*	1,898	4,973
Kaleido Biosciences, Inc.(x)*	543	2,965
KemPharm, Inc.(x)*	1,486	13,864
Landos Biopharma, Inc.(x)*	58	847
Marinus Pharmaceuticals, Inc.(x)*	1,921	21,861
Mind Medicine MindMed, Inc.(x)*	16,749	39,025
NGM Biopharmaceuticals, Inc.*	1,639	34,452
Nuvation Bio, Inc.(x)*	3,223	32,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ocular Therapeutix, Inc.*	4,123	$41,230
Omeros Corp.(x)*	3,136	43,245
Oramed Pharmaceuticals, Inc.(x)*	1,389	30,530
Pacira BioSciences, Inc.*	2,270	127,120
Paratek Pharmaceuticals, Inc.(x)*	2,784	13,530
Phathom Pharmaceuticals, Inc.*	1,053	33,801
Phibro Animal Health Corp., Class A	1,043	22,466
Pliant Therapeutics, Inc.(x)*	1,342	22,653
Prestige Consumer Healthcare, Inc.*	2,605	146,167
Provention Bio, Inc.(x)*	2,918	18,675
Rain Therapeutics, Inc.(x)*	386	5,775
Reata Pharmaceuticals, Inc., Class A*	1,428	143,671
Relmada Therapeutics, Inc.*	780	20,444
Revance Therapeutics, Inc.*	3,650	101,689
Seelos Therapeutics, Inc.(x)*	3,943	9,503
SIGA Technologies, Inc.*	2,575	19,029
Supernus Pharmaceuticals, Inc.*	2,555	68,142
Tarsus Pharmaceuticals, Inc.*	349	7,521
Terns Pharmaceuticals, Inc.(x)*	498	5,189
TherapeuticsMD, Inc.(x)*	16,523	12,250
Theravance Biopharma, Inc.*	2,772	20,513
Verrica Pharmaceuticals, Inc.(x)*	870	10,875
WaVe Life Sciences Ltd.*	2,073	10,158
Zogenix, Inc.*	2,917	44,309

		2,636,410

Total Health Care		35,182,268

Industrials (18.5%)
Aerospace & Defense (0.3%)
AAR Corp.*	1,769	57,369
Aerojet Rocketdyne Holdings, Inc.	3,894	169,584
AeroVironment, Inc.*	1,107	95,556
AerSale Corp.(x)*	470	7,990
Astronics Corp.*	1,248	17,547
Byrna Technologies, Inc.*	915	20,002
Ducommun, Inc.*	566	28,498
Kaman Corp.	1,437	51,258
Kratos Defense & Security Solutions, Inc.*	6,381	142,360
Maxar Technologies, Inc.	3,730	105,634
Moog, Inc., Class A	1,505	114,726
National Presto Industries, Inc.	266	21,833
PAE, Inc.*	3,675	21,977
Park Aerospace Corp.	1,221	16,703
Parsons Corp.*	1,369	46,217
Triumph Group, Inc.*	3,096	57,678
Vectrus, Inc.*	625	31,425

		1,006,357

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,070	79,237
Atlas Air Worldwide Holdings, Inc.*	1,497	122,275
Echo Global Logistics, Inc.*	1,355	64,647
Forward Air Corp.	1,414	117,390
Hub Group, Inc., Class A*	1,722	118,387
Radiant Logistics, Inc.*	2,238	14,301

		516,237

Airlines (0.2%)
Allegiant Travel Co.*	788	154,038
Frontier Group Holdings, Inc.(x)*	1,811	28,596
Hawaiian Holdings, Inc.*	2,549	55,211
Mesa Air Group, Inc.*	1,910	14,631
SkyWest, Inc.*	2,590	127,791
Spirit Airlines, Inc.*	5,114	132,657
Sun Country Airlines Holdings, Inc.(x)*	902	30,253

		543,177

Building Products (2.4%)
AAON, Inc.	2,181	142,507
American Woodmark Corp.*	883	57,722
Apogee Enterprises, Inc.	51,910	1,960,122
Caesarstone Ltd.	1,105	13,724
Cornerstone Building Brands, Inc.*	2,848	41,609
CSW Industrials, Inc.	712	90,922
Gibraltar Industries, Inc.*	1,706	118,823
Griffon Corp.	2,499	61,475
Insteel Industries, Inc.	23,716	902,394
JELD-WEN Holding, Inc.*	4,317	108,055
Masonite International Corp.*	10,109	1,072,868
PGT Innovations, Inc.*	3,051	58,274
Quanex Building Products Corp.	1,725	36,932
Resideo Technologies, Inc.*	7,256	179,876
Simpson Manufacturing Co., Inc.	2,155	230,520
UFP Industries, Inc.	55,142	3,748,553
View, Inc.(x)*	4,407	23,886

		8,848,262

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	3,505	157,760
ACCO Brands Corp.	4,801	41,241
Brady Corp., Class A	2,453	124,367
BrightView Holdings, Inc.*	2,190	32,324
Brink’s Co. (The)	2,429	153,756
Casella Waste Systems, Inc., Class A*	2,460	186,812
CECO Environmental Corp.*	1,773	12,482
Cimpress plc*	801	69,551
CompX International, Inc.	100	2,078
CoreCivic, Inc. (REIT)*	6,239	55,527
Covanta Holding Corp.	6,231	125,368
Deluxe Corp.	1,934	69,411
Ennis, Inc.	1,327	25,014
Harsco Corp.*	4,202	71,224
Healthcare Services Group, Inc.	3,899	97,436
Heritage-Crystal Clean, Inc.*	749	21,706
Herman Miller, Inc.	3,868	145,669
HNI Corp.	2,264	83,134
Interface, Inc.	3,023	45,798
KAR Auction Services, Inc.*	5,722	93,784
Kimball International, Inc., Class B	1,878	21,034
Matthews International Corp., Class A	1,609	55,816
Montrose Environmental Group, Inc.*	1,200	74,088
NL Industries, Inc.	460	2,650
Pitney Bowes, Inc.	9,270	66,837
RR Donnelley & Sons Co.*	3,685	18,941
SP Plus Corp.*	1,203	36,896
Steelcase, Inc., Class A	4,610	58,455
Team, Inc.*	1,371	4,127
Tetra Tech, Inc.	2,754	411,282
UniFirst Corp.	784	166,694
US Ecology, Inc.*	1,638	52,989
Viad Corp.*	1,056	47,953
VSE Corp.	550	26,493

		2,658,697

Construction & Engineering (2.6%)
Ameresco, Inc., Class A*	1,607	93,897
API Group Corp.(m)*	10,110	205,739
Arcosa, Inc.	2,520	126,428
Argan, Inc.	30,618	1,337,088
Comfort Systems USA, Inc.	1,854	132,227
Concrete Pumping Holdings, Inc.(x)*	1,745	14,902
Construction Partners, Inc., Class A*	1,478	49,321
Dycom Industries, Inc.*	1,554	110,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EMCOR Group, Inc.	2,644	$305,065
Fluor Corp.(x)*	7,387	117,970
Granite Construction, Inc.	2,380	94,129
Great Lakes Dredge & Dock Corp.*	126,620	1,910,696
IES Holdings, Inc.*	494	22,571
Infrastructure and Energy Alternatives, Inc.*	1,087	12,424
INNOVATE Corp.*	2,967	12,165
Matrix Service Co.*	1,662	17,385
MYR Group, Inc.*	859	85,471
Northwest Pipe Co.*	454	10,760
NV5 Global, Inc.*	642	63,282
Primoris Services Corp.	2,658	65,094
Sterling Construction Co., Inc.*	1,447	32,803
Tutor Perini Corp.*	2,146	27,855
WillScot Mobile Mini Holdings Corp.*	150,132	4,762,187

		9,610,166

Electrical Equipment (1.0%)
Advent Technologies Holdings, Inc.(x)*	888	7,726
Allied Motion Technologies, Inc.	678	21,208
American Superconductor Corp.*	1,572	22,920
Array Technologies, Inc.*	6,643	123,028
Atkore, Inc.*	2,329	202,437
AZZ, Inc.	1,294	68,841
Babcock & Wilcox Enterprises, Inc.*	2,887	18,506
Beam Global(x)*	457	12,508
Blink Charging Co.(x)*	1,899	54,330
Bloom Energy Corp., Class A(x)*	7,242	135,570
Encore Wire Corp.	1,047	99,287
EnerSys	1,993	148,359
Eos Energy Enterprises, Inc.(x)*	1,914	26,853
FTC Solar, Inc.(x)*	989	7,704
FuelCell Energy, Inc.(x)*	16,912	113,141
GrafTech International Ltd.	9,978	102,973
Powell Industries, Inc.	494	12,138
Preformed Line Products Co.	172	11,187
Regal Beloit Corp.	13,923	2,093,184
Romeo Power, Inc.(x)*	5,656	27,997
Stem, Inc.*	2,410	57,575
Thermon Group Holdings, Inc.*	1,714	29,669
TPI Composites, Inc.*	1,858	62,707
Vicor Corp.*	1,098	147,308

		3,607,156

Industrial Conglomerates (0.0%)
Raven Industries, Inc.*	1,855	106,867

Machinery (7.5%)
AgEagle Aerial Systems, Inc.(x)*	3,471	10,448
Alamo Group, Inc.	517	72,137
Albany International Corp., Class A	1,601	123,069
Altra Industrial Motion Corp.	3,195	176,843
Astec Industries, Inc.	18,947	1,019,538
Barnes Group, Inc.	2,463	102,781
Blue Bird Corp.*	823	17,168
Chart Industries, Inc.*	1,853	354,127
CIRCOR International, Inc.*	1,022	33,736
Columbus McKinnon Corp.	17,452	843,804
Commercial Vehicle Group, Inc.*	1,667	15,770
Desktop Metal, Inc., Class A(x)*	7,303	52,363
Douglas Dynamics, Inc.	1,175	42,652
Energy Recovery, Inc.*	2,212	42,094
Enerpac Tool Group Corp.	3,143	65,154
EnPro Industries, Inc.	1,074	93,567
ESCO Technologies, Inc.	1,330	102,410
Evoqua Water Technologies Corp.*	5,819	218,562
ExOne Co. (The)*	816	19,078
Federal Signal Corp.	3,134	121,035
Flowserve Corp.	51,320	1,779,264
Franklin Electric Co., Inc.	2,243	179,104
Gorman-Rupp Co. (The)	1,181	42,292
Greenbrier Cos., Inc. (The)	92,557	3,979,025
Helios Technologies, Inc.	1,682	138,109
Hillenbrand, Inc.	3,363	143,432
Hydrofarm Holdings Group, Inc.(x)*	1,930	73,050
Hyliion Holdings Corp.(x)*	6,097	51,215
Hyster-Yale Materials Handling, Inc.	520	26,135
Ideanomics, Inc.(x)*	21,248	41,859
John Bean Technologies Corp.	1,577	221,647
Kadant, Inc.	599	122,256
Kennametal, Inc.	4,348	148,832
Lindsay Corp.	567	86,065
Luxfer Holdings plc	1,601	31,428
Lydall, Inc.*	910	56,502
Manitowoc Co., Inc. (The)*	1,912	40,955
Mayville Engineering Co., Inc.*	362	6,806
Meritor, Inc.*	3,001	63,951
Miller Industries, Inc.	639	21,752
Mueller Industries, Inc.	30,613	1,258,194
Mueller Water Products, Inc., Class A	189,510	2,884,342
Nikola Corp.(x)*	11,259	120,134
NN, Inc.*	2,314	12,149
Omega Flex, Inc.	149	21,261
Oshkosh Corp.	8,339	853,663
Park-Ohio Holdings Corp.	419	10,693
Proto Labs, Inc.*	1,445	96,237
RBC Bearings, Inc.*	1,436	304,719
REV Group, Inc.	52,088	893,830
Rexnord Corp.	50,420	3,241,502
Shyft Group, Inc. (The)	1,800	68,418
SPX Corp.*	2,281	121,919
SPX FLOW, Inc.	2,046	149,563
Standex International Corp.	629	62,214
Tennant Co.	960	70,992
Terex Corp.	33,661	1,417,128
Timken Co. (The)	65,354	4,275,459
Titan International, Inc.*	2,626	18,802
TriMas Corp.*	2,248	72,745
Trinity Industries, Inc.	3,655	99,306
Wabash National Corp.	2,676	40,488
Watts Water Technologies, Inc., Class A	1,388	233,309
Welbilt, Inc.*	6,800	158,032

		27,265,114

Marine (0.1%)
Costamare, Inc.	2,849	44,131
Eagle Bulk Shipping, Inc.(x)*	395	19,916
Genco Shipping & Trading Ltd.	1,671	33,637
Matson, Inc.	2,146	173,204
Safe Bulkers, Inc.*	2,881	14,895

		285,783

Professional Services (1.3%)
Acacia Research Corp.*	2,550	17,314
ASGN, Inc.*	2,636	298,237
Atlas Technical Consultants, Inc.(x)*	700	7,119
Barrett Business Services, Inc.	389	29,665
CBIZ, Inc.*	2,602	84,149
CRA International, Inc.	369	36,656
Exponent, Inc.	2,635	298,150
First Advantage Corp.*	1,455	27,718
Forrester Research, Inc.*	587	28,916
Franklin Covey Co.*	601	24,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
GP Strategies Corp.*	652	$13,496
Heidrick & Struggles International, Inc.	1,006	44,898
HireQuest, Inc.(x)	264	5,103
Huron Consulting Group, Inc.*	1,163	60,476
ICF International, Inc.	8,120	725,035
Insperity, Inc.	1,819	201,436
KBR, Inc.	7,154	281,868
Kelly Services, Inc., Class A	1,831	34,569
Kforce, Inc.	1,042	62,145
Korn Ferry	2,777	200,944
ManTech International Corp., Class A	1,426	108,262
Mistras Group, Inc.*	1,136	11,542
Resources Connection, Inc.	1,640	25,879
Stantec, Inc.	32,878	1,544,482
TriNet Group, Inc.*	2,026	191,619
TrueBlue, Inc.*	1,857	50,287
Upwork, Inc.*	6,066	273,152
Willdan Group, Inc.*	625	22,244

		4,709,876

Road & Rail (0.3%)
ArcBest Corp.	1,228	100,414
Avis Budget Group, Inc.*	2,461	286,731
Covenant Logistics Group, Inc., Class A*	670	18,525
Daseke, Inc.*	2,185	20,124
Heartland Express, Inc.	2,481	39,746
HyreCar, Inc.*	912	7,752
Marten Transport Ltd.	3,224	50,585
PAM Transportation Services, Inc.*	224	10,075
Saia, Inc.*	1,346	320,388
Universal Logistics Holdings, Inc.	479	9,618
US Xpress Enterprises, Inc., Class A*	1,187	10,244
Werner Enterprises, Inc.	2,916	129,091
Yellow Corp.*	2,618	14,792

		1,018,085

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.*	1,235	16,957
Applied Industrial Technologies, Inc.	1,800	162,234
Beacon Roofing Supply, Inc.*	2,903	138,647
BlueLinx Holdings, Inc.*	467	22,827
Boise Cascade Co.	2,049	110,605
CAI International, Inc.	839	46,909
Custom Truck One Source, Inc.(x)*	2,177	20,311
DXP Enterprises, Inc.*	891	26,347
EVI Industries, Inc.*	225	6,120
GATX Corp.	1,626	145,625
Global Industrial Co.	662	25,083
GMS, Inc.*	2,223	97,367
H&E Equipment Services, Inc.	1,673	58,070
Herc Holdings, Inc.*	11,753	1,921,145
Karat Packaging, Inc.*	238	5,005
Lawson Products, Inc.*	252	12,603
McGrath RentCorp	49,295	3,546,775
MRC Global, Inc.*	4,187	30,733
NOW, Inc.*	5,734	43,865
Rush Enterprises, Inc., Class A	1,806	81,559
Rush Enterprises, Inc., Class B	341	15,608
Textainer Group Holdings Ltd.*	2,493	87,031
Titan Machinery, Inc.*	1,008	26,117
Transcat, Inc.*	392	25,276
Triton International Ltd.	3,326	173,085
Veritiv Corp.*	715	64,035
WESCO International, Inc.*	2,235	257,740
Willis Lease Finance Corp.*	168	6,248

		7,173,927

Total Industrials		67,349,704

Information Technology (11.3%)
Communications Equipment (1.3%)
ADTRAN, Inc.	2,534	47,538
Aviat Networks, Inc.*	434	14,261
CalAmp Corp.*	1,694	16,855
Calix, Inc.*	2,841	140,431
Cambium Networks Corp.*	453	16,394
Casa Systems, Inc.*	1,818	12,326
Clearfield, Inc.*	543	23,974
Comtech Telecommunications Corp.	1,372	35,137
Digi International, Inc.*	1,568	32,959
DZS, Inc.*	866	10,617
EchoStar Corp., Class A*	2,150	54,847
EMCORE Corp.*	1,899	14,205
Extreme Networks, Inc.*	6,420	63,237
Harmonic, Inc.*	4,645	40,644
Infinera Corp.*	9,466	78,757
Inseego Corp.(x)*	4,006	26,680
KVH Industries, Inc.*	1,099	10,583
NETGEAR, Inc.*	1,568	50,035
NetScout Systems, Inc.*	137,842	3,714,842
Plantronics, Inc.*	2,037	52,371
Ribbon Communications, Inc.*	3,750	22,425
Viavi Solutions, Inc.*	11,891	187,164

		4,666,282

Electronic Equipment, Instruments & Components (2.6%)
908 Devices, Inc.(x)*	621	20,195
Advanced Energy Industries, Inc.	2,001	175,588
Aeva Technologies, Inc.(x)*	3,605	28,624
Akoustis Technologies, Inc.(x)*	2,128	20,642
Arlo Technologies, Inc.*	4,223	27,069
Badger Meter, Inc.	1,519	153,632
Belden, Inc.	2,301	134,056
Benchmark Electronics, Inc.	81,186	2,168,478
CTS Corp.	1,660	51,311
Daktronics, Inc.*	1,910	10,371
ePlus, Inc.*	692	71,006
Fabrinet*	1,852	189,849
FARO Technologies, Inc.*	954	62,783
Identiv, Inc.(x)*	1,074	20,234
II-VI, Inc.*	5,282	313,540
Insight Enterprises, Inc.*	1,632	147,011
Iteris, Inc.*	2,023	10,681
Itron, Inc.*	2,257	170,697
Kimball Electronics, Inc.*	1,265	32,599
Knowles Corp.*	227,466	4,262,713
Luna Innovations, Inc.*	1,389	13,195
Methode Electronics, Inc.	1,986	83,511
MicroVision, Inc.(x)*	8,235	90,997
Napco Security Technologies, Inc.*	754	32,482
nLight, Inc.*	2,212	62,356
Novanta, Inc.*	1,776	274,392
OSI Systems, Inc.*	882	83,614
Ouster, Inc.(x)*	1,510	11,053
PAR Technology Corp.(x)*	1,233	75,842
PC Connection, Inc.	561	24,701
Plexus Corp.*	1,261	112,746
Rogers Corp.*	932	173,799
Sanmina Corp.*	3,341	128,762
ScanSource, Inc.*	1,309	45,540
TTM Technologies, Inc.*	5,327	66,960
Velodyne Lidar, Inc.(x)*	3,677	21,768
Vishay Intertechnology, Inc.	6,935	139,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Vishay Precision Group, Inc.*	718	$24,965

		9,537,086

IT Services (1.4%)
Alliance Data Systems Corp.	28,053	2,830,267
BigCommerce Holdings, Inc.(x)*	2,444	123,764
Brightcove, Inc.*	2,128	24,557
Cantaloupe, Inc.(x)*	3,030	32,663
Cass Information Systems, Inc.	740	30,969
Conduent, Inc.*	8,923	58,803
CSG Systems International, Inc.	1,383	66,661
DigitalOcean Holdings, Inc.(x)*	2,535	196,792
Evertec, Inc.	3,150	144,018
Evo Payments, Inc., Class A*	2,439	57,755
ExlService Holdings, Inc.*	1,646	202,656
Flywire Corp.(x)*	638	27,970
GreenBox POS(x)*	903	7,486
GreenSky, Inc., Class A*	3,732	41,724
Grid Dynamics Holdings, Inc.*	2,103	61,450
Hackett Group, Inc. (The)	1,241	24,348
I3 Verticals, Inc., Class A*	972	23,532
IBEX Holdings Ltd.*	303	5,151
International Money Express, Inc.*	1,539	25,701
Limelight Networks, Inc.(x)*	6,409	15,253
LiveRamp Holdings, Inc.*	3,386	159,921
MAXIMUS, Inc.	3,100	257,920
MoneyGram International, Inc.*	4,055	32,521
Paya Holdings, Inc., Class A(x)*	4,276	46,480
Perficient, Inc.*	1,693	195,880
Priority Technology Holdings, Inc.(x)*	376	2,512
Rackspace Technology, Inc.*	2,797	39,773
Repay Holdings Corp.*	4,189	96,473
StarTek, Inc.*	933	5,141
TTEC Holdings, Inc.	978	91,472
Tucows, Inc., Class A(x)*	489	38,607
Unisys Corp.*	3,195	80,322
Verra Mobility Corp.*	6,974	105,098

		5,153,640

Semiconductors & Semiconductor Equipment (1.2%)
Alpha & Omega Semiconductor Ltd.*	1,098	34,444
Ambarella, Inc.*	1,767	275,193
Amkor Technology, Inc.	5,310	132,484
Atomera, Inc.(x)*	1,021	23,575
Axcelis Technologies, Inc.*	1,770	83,243
AXT, Inc.*	2,151	17,918
CEVA, Inc.*	1,171	49,967
CMC Materials, Inc.	1,457	179,546
Cohu, Inc.*	2,493	79,626
Diodes, Inc.*	2,188	198,211
DSP Group, Inc.*	1,097	24,035
FormFactor, Inc.*	4,045	151,000
Ichor Holdings Ltd.*	1,442	59,252
Impinj, Inc.*	993	56,730
Kopin Corp.*	4,036	20,705
Kulicke & Soffa Industries, Inc.	3,081	179,561
Lattice Semiconductor Corp.*	6,900	446,085
MACOM Technology Solutions Holdings, Inc.*	2,533	164,316
MaxLinear, Inc.*	3,638	179,171
Meta Materials, Inc.(x)*	10,893	62,962
NeoPhotonics Corp.*	2,779	24,205
NVE Corp.	255	16,312
Onto Innovation, Inc.*	2,429	175,495
PDF Solutions, Inc.*	1,543	35,551
Photronics, Inc.*	3,341	45,538
Power Integrations, Inc.	3,071	303,998
Rambus, Inc.*	5,194	115,307
Semtech Corp.*	3,264	254,494
Silicon Laboratories, Inc.*	2,234	313,117
SiTime Corp.*	682	139,244
SkyWater Technology, Inc.(x)*	409	11,125
SMART Global Holdings, Inc.*	776	34,532
SunPower Corp.(x)*	4,217	95,642
Synaptics, Inc.*	1,793	322,256
Ultra Clean Holdings, Inc.*	2,294	97,724
Veeco Instruments, Inc.*	2,621	58,212

		4,460,776

Software (4.7%)
8x8, Inc.*	5,536	129,487
A10 Networks, Inc.*	3,125	42,125
ACI Worldwide, Inc.*	150,422	4,622,468
Agilysys, Inc.*	990	51,836
Alarm.com Holdings, Inc.*	2,365	184,919
Alkami Technology, Inc.*	362	8,934
Altair Engineering, Inc., Class A*	2,361	162,767
American Software, Inc., Class A	1,676	39,805
Appfolio, Inc., Class A*	975	117,390
Appian Corp.(x)*	1,972	182,430
Asana, Inc., Class A*	3,771	391,581
Avaya Holdings Corp.*	4,292	84,939
Benefitfocus, Inc.*	1,387	15,396
Blackbaud, Inc.*	2,517	177,071
Blackline, Inc.*	2,727	321,950
Bottomline Technologies DE, Inc.*	2,302	90,423
Box, Inc., Class A*	7,260	171,844
BTRS Holdings, Inc.(x)*	3,219	34,250
Cerence, Inc.*	1,896	182,225
ChannelAdvisor Corp.*	1,519	38,324
Cleanspark, Inc.(x)*	1,702	19,726
Cloudera, Inc.*	11,562	184,645
CommVault Systems, Inc.*	2,293	172,686
Cornerstone OnDemand, Inc.*	3,143	179,968
Couchbase, Inc.*	460	14,311
CS Disco, Inc.*	379	18,169
Digimarc Corp.(x)*	670	23,075
Digital Turbine, Inc.*	4,618	317,487
Domo, Inc., Class B*	1,433	121,002
E2open Parent Holdings, Inc.(x)*	8,270	93,451
Ebix, Inc.	1,380	37,163
eGain Corp.*	1,063	10,843
Envestnet, Inc.*	2,826	226,758
EverCommerce, Inc.*	781	12,879
GTY Technology Holdings, Inc.*	1,674	12,588
Instructure Holdings, Inc.(x)*	523	11,815
Intapp, Inc.(x)*	445	11,463
Intelligent Systems Corp.(x)*	383	15,554
InterDigital, Inc.	1,609	109,122
j2 Global, Inc.*	2,203	300,974
JFrog Ltd.(x)*	2,684	89,914
Kaltura, Inc.(x)*	662	6,812
LivePerson, Inc.*	3,333	196,480
Marathon Digital Holdings, Inc.(x)*	4,964	156,763
MeridianLink, Inc.(x)*	526	11,761
MicroStrategy, Inc., Class A(x)*	397	229,625
Mimecast Ltd.*	3,102	197,287
Mitek Systems, Inc.*	2,283	42,235
Model N, Inc.*	1,809	60,601
Momentive Global, Inc.*	6,666	130,654
ON24, Inc.*	1,216	24,247
OneSpan, Inc.*	1,741	32,696
PagerDuty, Inc.*	4,199	173,923
Ping Identity Holding Corp.*	2,443	60,024
Progress Software Corp.	2,287	112,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PROS Holdings, Inc.*	2,079	$73,763
Q2 Holdings, Inc.*	2,814	225,514
QAD, Inc., Class A	618	54,007
Qualys, Inc.*	1,709	190,195
Rapid7, Inc.*	2,857	322,898
Rekor Systems, Inc.(x)*	1,632	18,752
Rimini Street, Inc.*	2,281	22,012
Riot Blockchain, Inc.(x)*	4,384	112,669
Sailpoint Technologies Holdings, Inc.*	4,709	201,922
Sapiens International Corp. NV	1,619	46,595
SecureWorks Corp., Class A*	567	11,272
ShotSpotter, Inc.*	440	16,003
Smith Micro Software, Inc.*	2,307	11,166
Software AG	60,620	2,831,073
Sprout Social, Inc., Class A*	2,298	280,241
SPS Commerce, Inc.*	1,877	302,779
Sumo Logic, Inc.*	4,243	68,397
Telos Corp.*	1,982	56,328
Tenable Holdings, Inc.*	4,562	210,491
Upland Software, Inc.*	1,542	51,564
Varonis Systems, Inc.*	5,508	335,162
Verint Systems, Inc.*	3,351	150,091
Veritone, Inc.*	1,365	32,610
Viant Technology, Inc., Class A*	614	7,503
VirnetX Holding Corp.(x)*	3,299	12,932
Vonage Holdings Corp.*	12,572	202,661
Workiva, Inc.*	2,185	307,998
Xperi Holding Corp.	5,459	102,848
Yext, Inc.*	5,777	69,497
Zix Corp.*	3,028	21,408
Zuora, Inc., Class A*	5,457	90,477

		16,910,191

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	6,066	167,239
Avid Technology, Inc.*	1,813	52,432
Corsair Gaming, Inc.(x)*	1,386	35,939
Diebold Nixdorf, Inc.*	3,818	38,600
Eastman Kodak Co.(x)*	2,333	15,888
Quantum Corp.*	2,905	15,048
Super Micro Computer, Inc.*	2,245	82,100
Turtle Beach Corp.*	714	19,863

		427,109

Total Information Technology		41,155,084

Materials (6.5%)
Chemicals (4.4%)
AdvanSix, Inc.*	1,420	56,445
American Vanguard Corp.	1,525	22,951
Amyris, Inc.*	8,697	119,410
Ashland Global Holdings, Inc.	43,891	3,911,566
Avient Corp.	91,072	4,221,187
Balchem Corp.	1,623	235,449
Cabot Corp.	5,119	256,564
Chase Corp.	387	39,532
Danimer Scientific, Inc.(x)*	3,576	58,432
Ecovyst, Inc.	2,671	31,144
Elementis plc*	964,924	1,929,086
Ferro Corp.*	4,273	86,913
FutureFuel Corp.	1,604	11,436
GCP Applied Technologies, Inc.*	2,559	56,093
Hawkins, Inc.	1,007	35,124
HB Fuller Co.	2,421	156,300
Ingevity Corp.*	1,890	134,889
Innospec, Inc.	1,276	107,465
Intrepid Potash, Inc.*	584	18,046
Koppers Holdings, Inc.*	1,080	33,761
Kraton Corp.*	1,533	69,966
Kronos Worldwide, Inc.	1,339	16,617
Livent Corp.*	8,216	189,872
Marrone Bio Innovations, Inc.*	5,210	4,694
Minerals Technologies, Inc.	46,755	3,265,369
Orion Engineered Carbons SA*	3,152	57,461
PureCycle Technologies, Inc.(x)*	1,713	22,749
Quaker Chemical Corp.	702	166,879
Rayonier Advanced Materials, Inc.*	3,580	26,850
Sensient Technologies Corp.	2,068	188,353
Stepan Co.	1,121	126,606
Tredegar Corp.	1,596	19,439
Trinseo SA	2,024	109,256
Tronox Holdings plc, Class A	5,882	144,991
Zymergen, Inc.(x)*	974	12,828

		15,943,723

Construction Materials (1.2%)
Forterra, Inc.*	1,514	35,670
Summit Materials, Inc., Class A*	142,565	4,557,803
United States Lime & Minerals, Inc.	93	11,234

		4,604,707

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,342	86,694
Greif, Inc., Class B	289	18,727
Myers Industries, Inc.	1,834	35,891
O-I Glass, Inc.*	8,218	117,271
Pactiv Evergreen, Inc.	2,345	29,359
Ranpak Holdings Corp.*	1,818	48,759
UFP Technologies, Inc.*	360	22,172

		358,873

Metals & Mining (0.7%)
Allegheny Technologies, Inc.*	6,625	110,174
Arconic Corp.*	5,524	174,227
Carpenter Technology Corp.	2,478	81,130
Century Aluminum Co.*	2,671	35,925
Coeur Mining, Inc.*	12,606	77,779
Commercial Metals Co.	5,810	176,973
Compass Minerals International, Inc.	1,779	114,568
Constellium SE*	6,385	119,910
Gatos Silver, Inc.(x)*	2,346	27,284
Haynes International, Inc.	650	24,212
Hecla Mining Co.	27,650	152,075
Kaiser Aluminum Corp.	7,388	804,996
Materion Corp.	1,060	72,758
MP Materials Corp.(x)*	3,794	122,281
Novagold Resources, Inc.*	12,337	84,879
Olympic Steel, Inc.	512	12,472
Perpetua Resources Corp.*	1,394	6,942
PolyMet Mining Corp.(x)*	1,501	4,578
Ryerson Holding Corp.	929	20,689
Schnitzer Steel Industries, Inc., Class A	1,348	59,056
SunCoke Energy, Inc.	4,592	28,838
TimkenSteel Corp.*	2,442	31,941
Warrior Met Coal, Inc.	2,677	62,294
Worthington Industries, Inc.	1,529	80,578

		2,486,559

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	704	26,984
Domtar Corp.*	2,600	141,804
Glatfelter Corp.	2,277	32,106
Neenah, Inc.	897	41,809
Schweitzer-Mauduit International, Inc.	1,628	56,427
Verso Corp., Class A	1,496	31,042

		330,172

Total Materials		23,724,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (4.2%)
Equity Real Estate Investment Trusts (REITs) (3.9%)
Acadia Realty Trust (REIT)	4,408	$89,967
Agree Realty Corp. (REIT)	3,499	231,739
Alexander & Baldwin, Inc. (REIT)	54,677	1,281,629
Alexander’s, Inc. (REIT)	111	28,929
American Assets Trust, Inc. (REIT)	2,598	97,217
American Finance Trust, Inc. (REIT)	5,691	45,756
Apartment Investment and Management Co. (REIT), Class A	7,747	53,067
Apple Hospitality REIT, Inc. (REIT)	10,922	171,803
Armada Hoffler Properties, Inc. (REIT)	2,923	39,081
Ashford Hospitality Trust, Inc. (REIT)(x)*	570	8,390
Braemar Hotels & Resorts, Inc. (REIT)*	2,314	11,223
Brandywine Realty Trust (REIT)	8,826	118,445
Broadstone Net Lease, Inc. (REIT)	7,768	192,724
BRT Apartments Corp. (REIT)	500	9,640
CareTrust REIT, Inc. (REIT)	5,136	104,364
CatchMark Timber Trust, Inc. (REIT), Class A	2,350	27,894
Centerspace (REIT)	688	65,016
Chatham Lodging Trust (REIT)*	2,487	30,466
City Office REIT, Inc. (REIT)	2,222	39,685
Clipper Realty, Inc. (REIT)	979	7,930
Columbia Property Trust, Inc. (REIT)	5,964	113,435
Community Healthcare Trust, Inc. (REIT)	1,200	54,228
CorePoint Lodging, Inc. (REIT)*	2,046	31,713
Corporate Office Properties Trust (REIT)	5,881	158,669
CTO Realty Growth, Inc. (REIT)	354	19,031
DiamondRock Hospitality Co. (REIT)*	9,051	85,532
DigitalBridge Group, Inc. (REIT)(x)*	24,869	149,960
Diversified Healthcare Trust (REIT)	12,344	41,846
Easterly Government Properties, Inc. (REIT)	3,632	75,037
EastGroup Properties, Inc. (REIT)	2,025	337,426
Empire State Realty Trust, Inc. (REIT), Class A	7,438	74,603
Equity Commonwealth (REIT)	6,101	158,504
Essential Properties Realty Trust, Inc. (REIT)	6,089	170,005
Farmland Partners, Inc. (REIT)	1,139	13,657
Four Corners Property Trust, Inc. (REIT)	3,957	106,285
Franklin Street Properties Corp. (REIT)	5,367	24,903
GEO Group, Inc. (The) (REIT)(x)	6,078	45,403
Getty Realty Corp. (REIT)	2,072	60,730
Gladstone Commercial Corp. (REIT)	1,744	36,676
Gladstone Land Corp. (REIT)	1,310	29,829
Global Medical REIT, Inc. (REIT)	2,949	43,350
Global Net Lease, Inc. (REIT)	5,037	80,693
Healthcare Realty Trust, Inc. (REIT)	52,357	1,559,191
Hersha Hospitality Trust (REIT)*	1,679	15,665
Highwoods Properties, Inc. (REIT)	26,814	1,176,062
Independence Realty Trust, Inc. (REIT)	5,314	108,140
Indus Realty Trust, Inc. (REIT)	227	15,913
Industrial Logistics Properties Trust (REIT)	3,380	85,886
Innovative Industrial Properties, Inc. (REIT)	1,200	277,404
iStar, Inc. (REIT)(x)	3,681	92,319
Kite Realty Group Trust (REIT)	4,338	88,322
Lexington Realty Trust (REIT)(x)	14,271	181,955
LTC Properties, Inc. (REIT)	2,025	64,172
Macerich Co. (The) (REIT)	10,749	179,616
Mack-Cali Realty Corp. (REIT)*	4,569	78,221
Monmouth Real Estate Investment Corp. (REIT)	4,029	75,141
National Health Investors, Inc. (REIT)	2,276	121,766
National Storage Affiliates Trust (REIT)	4,074	215,066
NETSTREIT Corp. (REIT)	2,064	48,814
NexPoint Residential Trust, Inc. (REIT)	1,023	63,303
Office Properties Income Trust (REIT)	2,491	63,097
One Liberty Properties, Inc. (REIT)	949	28,935
Outfront Media, Inc. (REIT)	7,570	190,764
Paramount Group, Inc. (REIT)	9,711	87,302
Pebblebrook Hotel Trust (REIT)	6,762	151,536
Phillips Edison & Co., Inc. (REIT)(x)	700	21,497
Physicians Realty Trust (REIT)	11,217	197,644
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,451	112,441
Plymouth Industrial REIT, Inc. (REIT)	1,435	32,646
Postal Realty Trust, Inc. (REIT), Class A	627	11,687
PotlatchDeltic Corp. (REIT)	3,435	177,177
Preferred Apartment Communities, Inc. (REIT), Class A	2,372	29,010
PS Business Parks, Inc. (REIT)	1,045	163,793
Retail Opportunity Investments Corp. (REIT)	6,048	105,356
Retail Properties of America, Inc. (REIT), Class A	11,158	143,715
Retail Value, Inc. (REIT)	833	21,933
RLJ Lodging Trust (REIT)	8,516	126,548
RPT Realty (REIT)	4,194	53,515
Ryman Hospitality Properties, Inc. (REIT)*	2,699	225,906
Sabra Health Care REIT, Inc. (REIT)	11,218	165,129
Safehold, Inc. (REIT)	881	63,335
Saul Centers, Inc. (REIT)	615	27,097
Seritage Growth Properties (REIT), Class A(x)*	2,038	30,224
Service Properties Trust (REIT)	8,537	95,700
SITE Centers Corp. (REIT)	9,013	139,161
STAG Industrial, Inc. (REIT)	8,370	328,522
Summit Hotel Properties, Inc. (REIT)*	5,627	54,188
Sunstone Hotel Investors, Inc. (REIT)*	129,135	1,541,872
Tanger Factory Outlet Centers, Inc. (REIT)(x)	5,218	85,053
Terreno Realty Corp. (REIT)	3,567	225,541
UMH Properties, Inc. (REIT)	2,052	46,991
Uniti Group, Inc. (REIT)(x)	10,116	125,135
Universal Health Realty Income Trust (REIT)	680	37,584
Urban Edge Properties (REIT)	6,023	110,281
Urstadt Biddle Properties, Inc. (REIT), Class A	1,663	31,481
Washington REIT (REIT)	4,404	108,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Whitestone REIT (REIT)	2,031	$19,863
Xenia Hotels & Resorts, Inc. (REIT)*	5,928	105,163

		14,299,257

Real Estate Management & Development (0.3%)
Cushman & Wakefield plc(x)*	6,701	124,706
eXp World Holdings, Inc.(x)	3,228	128,377
Fathom Holdings, Inc.(x)*	274	7,316
Forestar Group, Inc.*	848	15,798
FRP Holdings, Inc.*	348	19,460
Kennedy-Wilson Holdings, Inc.	6,246	130,666
Marcus & Millichap, Inc.*	1,235	50,166
Newmark Group, Inc., Class A	7,761	111,060
Rafael Holdings, Inc., Class B(x)*	507	15,580
RE/MAX Holdings, Inc., Class A	918	28,605
Realogy Holdings Corp.*	5,992	105,100
Redfin Corp.(x)*	5,136	257,314
RMR Group, Inc. (The), Class A	794	26,559
St Joe Co. (The)	1,733	72,959
Tejon Ranch Co.*	1,151	20,442

		1,114,108

Total Real Estate		15,413,365

Utilities (2.3%)
Electric Utilities (0.7%)
ALLETE, Inc.	2,463	146,598
IDACORP, Inc.	16,762	1,732,856
MGE Energy, Inc.	1,895	139,282
Otter Tail Corp.	2,140	119,776
PNM Resources, Inc.	4,299	212,715
Portland General Electric Co.	4,682	220,007
Via Renewables, Inc.(x)	571	5,818

		2,577,052

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A(x)	2,791	167,125
Chesapeake Utilities Corp.	896	107,565
New Jersey Resources Corp.	4,675	162,737
Northwest Natural Holding Co.	1,588	73,032
ONE Gas, Inc.	2,563	162,417
South Jersey Industries, Inc.	5,358	113,911
Southwest Gas Holdings, Inc.	3,019	201,911
Spire, Inc.	4,518	276,411

		1,265,109

Independent Power and Renewable Electricity Producers (0.1%)
Clearway Energy, Inc., Class A	1,836	51,775
Clearway Energy, Inc., Class C	4,268	129,193
Ormat Technologies, Inc.	2,357	157,000
Sunnova Energy International, Inc.*	4,476	147,439

		485,407

Multi-Utilities (0.9%)
Avista Corp.	3,607	141,106
Black Hills Corp.	48,757	3,059,989
NorthWestern Corp.	2,642	151,387
Unitil Corp.	770	32,940

		3,385,422

Water Utilities (0.2%)
American States Water Co.	1,919	164,113
Artesian Resources Corp., Class A	423	16,146
Cadiz, Inc.(x)*	1,035	7,286
California Water Service Group	2,543	149,859
Global Water Resources, Inc.	677	12,674
Middlesex Water Co.	899	92,399
Pure Cycle Corp.*	1,083	14,415
SJW Group	1,442	95,259
York Water Co. (The)	677	29,571

		581,722

Total Utilities		8,294,712

Total Common Stocks (89.7%) (Cost $234,588,982)		327,019,695

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR (r)*	1,038	—
Oncternal Therapeutics, Inc., CVR(r)*	36	—

Total Rights (0.0%) (Cost $3,114)		—

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	26,018,726	26,031,736

Total Investment Companies		27,031,736

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (1.9%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $5,562,592, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $5,673,838.(xx)	$5,562,586	5,562,586
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $1,200,005, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $1,224,000.(xx)	1,200,000	1,200,000

Total Repurchase Agreements		6,762,586

Total Short-Term Investments (9.3%) (Cost $33,788,867)		33,794,322

Total Investments in Securities (99.0%) (Cost $268,380,963)		360,814,017

Other Assets Less Liabilities (1.0%)		3,818,817

Net Assets (100%)		$364,632,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $276,592 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $11,310,762. This was collateralized by $3,857,239 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 10/5/21 - 2/15/51 and by cash of $7,762,586 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	5,098	105,681	—	(18,149)	(1,721)	14,569	100,380	5,035	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	1,667	171,071	—	(59,764)	20,045	(29,448)	101,904	1,326	—

Total		276,752	—	(77,913)	18,324	(14,879)	202,284	6,361	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	323	12/2021	USD	35,542,920	(546,054)

					(546,054)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,112,862	$—	$—		$5,112,862
Consumer Discretionary	40,904,996	4,047,836	—		44,952,832
Consumer Staples	5,430,382	3,351,942	—		8,782,324
Energy	17,596,090	559,424	—		18,155,514
Financials	58,896,996	—	—		58,896,996
Health Care	35,182,268	—	—		35,182,268
Industrials	67,349,704	—	—		67,349,704
Information Technology	38,324,011	2,831,073	—		41,155,084
Materials	21,794,948	1,929,086	—		23,724,034
Real Estate	15,413,365	—	—		15,413,365
Utilities	8,294,712	—	—		8,294,712
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	27,031,736	—	—		27,031,736
Repurchase Agreements	—	6,762,586	—		6,762,586

Total Assets	$341,332,070	$19,481,947	$—		$360,814,017

Liabilities:
Futures	$(546,054)	$—	$—		$(546,054)

Total Liabilities	$(546,054)	$—	$—		$(546,054)

Total	$340,786,016	$19,481,947	$—		$360,267,963

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,747,863
Aggregate gross unrealized depreciation	(16,231,305)

Net unrealized appreciation	$90,516,558

Federal income tax cost of investments in securities and derivative instruments, if applicable	$269,751,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.8%)
AMMC CLO 15 Ltd.,
Series 2014-15A BRR
1.926%, 1/15/32(l)§		$250,000	$250,004
Anchorage Capital CLO 3-R Ltd.,
Series 2014-3RA B
1.632%, 1/28/31(l)§		500,000	500,009
Antares CLO Ltd.,
Series 2018-1A B
1.784%, 4/20/31(l)§		345,000	343,978
Atrium XV,
Series 15A A1
1.308%, 1/23/31(l)§		300,000	300,014
Series 15A B
1.888%, 1/23/31(l)§		300,000	300,029
BlueMountain Fuji Eur CLO V DAC,
Series 5A B
1.550%, 1/15/33(l)§	EUR	250,000	287,712
Burnham Park CLO Ltd.,
Series 2016-1A BR
1.634%, 10/20/29(l)§		$250,000	250,017
Buttermilk Park CLO Ltd.,
Series 2018-1A C
2.226%, 10/15/31(l)§		334,000	334,035
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R
2.326%, 10/15/31(l)§		287,000	285,611
Cedar Funding IX CLO Ltd.,
Series 2018-9A B
1.534%, 4/20/31(l)§		250,000	248,284
CIFC Funding 2014 Ltd.,
Series 2014-1A BR2
1.534%, 1/18/31(l)§		250,000	248,206
CIFC Funding Ltd.,
Series 2012-2RA B
1.684%, 1/20/28(l)§		250,000	249,910
Citibank Credit Card Issuance Trust,
Series 2017-A7 A7
0.453%, 8/8/24(l)		353,000	354,091
Dryden 42 Senior Loan Fund,
Series 2016-42A CR
2.176%, 7/15/30(l)§		500,000	500,059
Harbor Park CLO Ltd.,
Series 2018-1A B1
1.834%, 1/20/31(l)§		250,000	250,031
Madison Park Euro Funding VIII DAC,
Series 8A BRN
1.700%, 4/15/32(l)§	EUR	250,000	289,636
Mill City Mortgage Loan Trust,
Series 2018-4 A1B
3.500%, 4/25/66(l)§		$242,841	250,235
OCP CLO Ltd.,
Series 2014-5A BR
1.925%, 4/26/31(l)§		250,000	248,995
Octagon 53 Ltd.,
Series 2021-1A C
2.018%, 4/15/34(l)§		150,000	150,088
Octagon Investment Partners 28 Ltd.,
Series 2016-1A BR
1.925%, 10/24/30(l)§		250,000	250,016
THL Credit Wind River CLO Ltd.,
Series 2017-4A B
1.581%, 11/20/30(l)§		350,000	349,844
United Airlines Pass-Through Trust,
Series 2020-1 B
4.875%, 1/15/26		46,713	49,293
Voya CLO Ltd.,
Series 2013-2A A2AR
1.525%, 4/25/31(l)§		300,000	298,034

Total Asset-Backed Securities			6,588,131

Collateralized Mortgage Obligations (8.7%)
BRAVO Residential Funding Trust,
Series 2019-1 A1C
3.500%, 3/25/58§		80,277	81,896
Series 2019-2 A3
3.500%, 10/25/44(l)§		150,883	156,671
CIM Trust,
Series 2019-INV1 A1
4.000%, 2/25/49(l)§		57,859	58,596
Series 2019-INV2 A3
4.000%, 5/25/49(l)§		105,784	107,891
FHLMC STACR REMIC Trust,
Series 2020-DNA2 M2
1.936%, 2/25/50(l)§		459,392	463,051
Series 2020-HQA3 M2
3.686%, 7/25/50(l)§		110,923	111,959
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN2 M2
4.336%, 11/25/23(l)		224,462	231,042
Series 2014-DN2 M3
3.686%, 4/25/24(l)		177,638	181,321
Series 2014-DN4 M3
4.636%, 10/25/24(l)		62,937	64,842
Series 2015-DNA3 M3
4.786%, 4/25/28(l)		304,939	315,418
Series 2016-DNA1 M3
5.636%, 7/25/28(l)		232,612	243,965
Series 2016-DNA2 M3
4.736%, 10/25/28(l)		253,649	263,260
Series 2017-DNA2 M2
3.536%, 10/25/29(l)		290,000	300,576
Series 2017-DNA3 M2
2.586%, 3/25/30(l)		870,000	892,261
FNMA,
Series 2013-C01 M2
5.336%, 10/25/23(l)		214,965	223,632
Series 2014-C01 M2
4.486%, 1/25/24(l)		274,603	284,356
Series 2014-C02 1M2
2.686%, 5/25/24(l)		161,329	163,278
Series 2014-C02 2M2
2.686%, 5/25/24(l)		250,178	253,075
Series 2014-C03 1M2
3.086%, 7/25/24(l)		248,500	252,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-C03 2M2
2.986%, 7/25/24(l)	$135,438	$138,012
Series 2015-C01 1M2
4.386%, 2/25/25(l)	50,145	51,175
Series 2015-C02 1M2
4.086%, 5/25/25(l)	182,683	185,952
Series 2015-C02 2M2
4.086%, 5/25/25(l)	24,090	24,198
Series 2015-C03 1M2
5.086%, 7/25/25(l)	257,277	264,528
Series 2015-C03 2M2
5.086%, 7/25/25(l)	38,312	38,676
Series 2016-C01 1M2
6.836%, 8/25/28(l)	62,848	66,393
Series 2016-C02 1M2
6.086%, 9/25/28(l)	566,783	592,649
Series 2016-C03 1M2
5.386%, 10/25/28(l)	311,846	327,554
Series 2016-C04 1M2
4.336%, 1/25/29(l)	381,159	395,112
Series 2016-C05 2M2
4.536%, 1/25/29(l)	267,056	276,970
Series 2016-C06 1M2
4.336%, 4/25/29(l)	158,701	164,427
Series 2016-C07 2M2
4.436%, 5/25/29(l)	302,554	315,263
Series 2017-C01 1M2
3.636%, 7/25/29(l)	299,401	308,338
Series 2017-C03 1M2
3.086%, 10/25/29(l)	599,953	616,594
Series 2017-C04 2M2
2.936%, 11/25/29(l)	33,644	34,541
Series 2017-C05 1M2
2.286%, 1/25/30(l)	403,269	412,100
J.P. Morgan Mortgage Trust,
Series 2021-6 A4
2.500%, 10/25/51(l)§	372,927	379,614
Provident Funding Mortgage Trust,
Series 2019-1 A2
3.000%, 12/25/49(l)§	58,230	58,749
Series 2020-1 A3
3.000%, 2/25/50(l)§	10,696	10,702
PSMC Trust,
Series 2021-3 A3
2.500%, 8/25/51(l)§	570,000	579,107

Total Collateralized Mortgage Obligations		9,890,545

Commercial Mortgage-Backed Securities (0.5%)
BX Commercial Mortgage Trust,
Series 2021-VOLT A
0.800%, 9/15/36(l)§	100,000	100,063
Series 2021-VOLT B
1.050%, 9/15/36(l)§	110,000	110,053
Commercial Mortgage Trust,
Series 2006-GG7 AJ
6.214%, 7/10/38(l)	48,197	40,004
Provident Funding Mortgage Trust,
2.500%, 12/31/49(l)	290,000	295,120

Total Commercial Mortgage-Backed Securities		545,240

Corporate Bonds (57.0%)
Communication Services (5.4%)
Diversified Telecommunication Services (1.2%)
Altice France Holding SA
6.000%, 2/15/28(x)§	400,000	380,544
AT&T, Inc.
3.650%, 9/15/59	150,000	148,173
CCO Holdings LLC
4.500%, 8/15/30§	100,000	103,172
4.500%, 5/1/32	300,000	307,875
Virgin Media Secured Finance plc
4.500%, 8/15/30§	400,000	406,500

		1,346,264

Entertainment (0.4%)
Live Nation Entertainment, Inc.
3.750%, 1/15/28§	100,000	99,250
Netflix, Inc.
5.875%, 11/15/28	300,000	366,375

		465,625

Interactive Media & Services (0.3%)
Tencent Holdings Ltd.
2.390%, 6/3/30§	400,000	392,948

Media (2.6%)
Charter Communications Operating LLC
2.800%, 4/1/31	500,000	500,230
Clear Channel Outdoor Holdings, Inc.
7.750%, 4/15/28§	100,000	105,250
7.500%, 6/1/29§	100,000	104,000
Clear Channel Worldwide Holdings, Inc.
5.125%, 8/15/27§	100,000	103,481
Diamond Sports Group LLC
5.375%, 8/15/26§	200,000	132,000
6.625%, 8/15/27(x)§	100,000	43,500
DIRECTV Holdings LLC
5.875%, 8/15/27§	100,000	104,151
Gray Television, Inc.
4.750%, 10/15/30§	300,000	294,066
News Corp.
3.875%, 5/15/29§	100,000	102,750
Nexstar Media, Inc.
4.750%, 11/1/28§	300,000	311,208
Outfront Media Capital LLC
4.250%, 1/15/29§	300,000	297,000
Sinclair Television Group, Inc.
5.500%, 3/1/30(x)§	100,000	99,190
4.125%, 12/1/30§	200,000	195,000
Sirius XM Radio, Inc.
4.000%, 7/15/28§	200,000	203,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Univision Communications, Inc.
5.125%, 2/15/25§	$379,000	$384,685

		2,979,511

Wireless Telecommunication Services (0.9%)
Hughes Satellite Systems Corp.
6.625%, 8/1/26	200,000	227,030
Sprint Corp.
7.875%, 9/15/23	95,000	106,163
T-Mobile USA, Inc.
3.875%, 4/15/30	400,000	442,020
3.300%, 2/15/51	200,000	193,478

		968,691

Total Communication Services		6,153,039

Consumer Discretionary (8.5%)
Auto Components (1.5%)
Allison Transmission, Inc.
5.875%, 6/1/29§	200,000	217,110
3.750%, 1/30/31§	200,000	194,000
Dana, Inc.
5.625%, 6/15/28	300,000	322,305
Dornoch Debt Merger Sub, Inc.
6.625%, 10/15/29§	300,000	299,063
Goodyear Tire & Rubber Co. (The)
4.875%, 3/15/27(x)	300,000	323,625
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	300,000	312,000

		1,668,103

Automobiles (0.3%)
Jaguar Land Rover Automotive plc
5.500%, 7/15/29§	300,000	291,750

Hotels, Restaurants & Leisure (4.0%)
Boyd Gaming Corp.
4.750%, 6/15/31§	200,000	206,250
Caesars Entertainment, Inc.
6.250%, 7/1/25§	200,000	210,500
Carnival Corp.
5.750%, 3/1/27§	500,000	515,000
Everi Holdings, Inc.
5.000%, 7/15/29§	200,000	204,500
Genting New York LLC
3.300%, 2/15/26§	200,000	200,156
Golden Nugget, Inc.
6.750%, 10/15/24§	168,000	168,000
International Game Technology plc
5.250%, 1/15/29§	400,000	426,508
Las Vegas Sands Corp.
3.900%, 8/8/29(x)	250,000	254,027
MGM Resorts International
4.750%, 10/15/28	300,000	315,375
Motion Bondco DAC
6.625%, 11/15/27§	200,000	202,500
NCL Corp. Ltd.
5.875%, 3/15/26§	500,000	512,500
Papa John’s International, Inc.
3.875%, 9/15/29§	100,000	99,500
Penn National Gaming, Inc.
4.125%, 7/1/29§	300,000	296,520
Premier Entertainment Sub LLC
5.625%, 9/1/29§	100,000	100,550
5.875%, 9/1/31§	100,000	101,014
Royal Caribbean Cruises Ltd.
5.500%, 8/31/26§	200,000	204,838
3.700%, 3/15/28(x)	250,000	238,592
Studio City Finance Ltd.
5.000%, 1/15/29§	400,000	368,750

		4,625,080

Household Durables (0.8%)
M/I Homes, Inc.
3.950%, 2/15/30§	200,000	201,000
Mohawk Industries, Inc.
3.625%, 5/15/30	400,000	434,496
Williams Scotsman International, Inc.
4.625%, 8/15/28§	300,000	311,796

		947,292

Internet & Direct Marketing Retail (0.6%)
Alibaba Group Holding Ltd.
4.000%, 12/6/37	200,000	216,538
JD.com, Inc.
3.375%, 1/14/30	300,000	314,397
Match Group Holdings II LLC
3.625%, 10/1/31§	200,000	196,920

		727,855

Multiline Retail (0.4%)
K2016470219 South Africa Ltd.
3.000%, 12/31/22 PIK§	238,371	238
Nordstrom, Inc.
4.250%, 8/1/31(x)	400,000	405,000

		405,238

Specialty Retail (0.9%)
AutoNation, Inc.
4.750%, 6/1/30	50,000	58,043
Lithia Motors, Inc.
3.875%, 6/1/29§	200,000	208,000
4.375%, 1/15/31§	100,000	107,000
Michaels Cos., Inc. (The)
5.250%, 5/1/28§	100,000	103,125
7.875%, 5/1/29§	100,000	103,375
Park River Holdings, Inc.
6.750%, 8/1/29§	300,000	301,875
Party City Holdings, Inc.
(ICE LIBOR USD 6 Month + 5.00%, 5.75% Floor), 5.750%, 7/15/25(k)§	25,029	23,527
Victoria’s Secret & Co.
4.625%, 7/15/29§	100,000	101,500

		1,006,445

Total Consumer Discretionary		9,671,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (4.1%)
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	$500,000	$548,601
Primo Water Holdings, Inc.
4.375%, 4/30/29§	300,000	299,304

		847,905

Food & Staples Retailing (0.2%)
Cencosud SA
4.375%, 7/17/27§	200,000	217,725

Food Products (1.8%)
B&G Foods, Inc.
5.250%, 9/15/27	400,000	416,500
Bimbo Bakeries USA, Inc.
4.000%, 5/17/51§	200,000	214,914
Chobani LLC
4.625%, 11/15/28§	400,000	414,000
JBS Finance Luxembourg Sarl
3.625%, 1/15/32§	200,000	204,100
Kraft Heinz Foods Co.
3.875%, 5/15/27	400,000	436,612
Pilgrim’s Pride Corp.
3.500%, 3/1/32§	200,000	203,000
Post Holdings, Inc.
4.500%, 9/15/31§	200,000	197,394

		2,086,520

Household Products (0.8%)
Central Garden & Pet Co.
4.125%, 4/30/31§	300,000	303,158
Energizer Holdings, Inc.
4.375%, 3/31/29§	300,000	297,186
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§	200,000	197,590
Spectrum Brands, Inc.
3.875%, 3/15/31§	100,000	100,790

		898,724

Personal Products (0.4%)
Oriflame Investment Holding plc
5.125%, 5/4/26§	200,000	204,750
Prestige Brands, Inc.
3.750%, 4/1/31§	300,000	289,500

		494,250

Tobacco (0.1%)
Altria Group, Inc.
3.400%, 5/6/30	150,000	158,084

Total Consumer Staples		4,703,208

Energy (6.0%)
Energy Equipment & Services (0.2%)
Nabors Industries Ltd.
7.250%, 1/15/26§	200,000	194,520
Weatherford International Ltd.
11.000%, 12/1/24§	97,000	101,971

		296,491

Oil, Gas & Consumable Fuels (5.8%)
Antero Resources Corp.
8.375%, 7/15/26§	64,000	72,495
7.625%, 2/1/29§	100,000	111,800
Apache Corp.
4.625%, 11/15/25	200,000	215,776
4.875%, 11/15/27	200,000	218,104
Cheniere Energy Partners LP
4.000%, 3/1/31§	300,000	313,410
Cheniere Energy, Inc.
4.625%, 10/15/28	100,000	105,085
Continental Resources, Inc.
5.750%, 1/15/31§	200,000	240,919
Crestwood Midstream Partners LP
6.000%, 2/1/29§	400,000	417,839
CrownRock LP
5.000%, 5/1/29§	100,000	104,160
CVR Energy, Inc.
5.250%, 2/15/25§	200,000	198,500
DT Midstream, Inc.
4.375%, 6/15/31§	200,000	205,814
Ecopetrol SA
4.125%, 1/16/25	200,000	207,450
Energy Transfer LP
5.200%, 2/1/22	191,000	191,701
EnLink Midstream LLC
5.625%, 1/15/28§	100,000	106,474
5.375%, 6/1/29	300,000	316,566
EnQuest plc
7.000%, 10/15/23 PIK(m)	157,437	148,328
Hilcorp Energy I LP
6.000%, 2/1/31§	200,000	206,000
Martin Midstream Partners LP
10.000%, 2/29/24§	72,740	74,558
11.500%, 2/28/25§	330,330	340,240
MPLX LP
2.650%, 8/15/30	500,000	501,762
Occidental Petroleum Corp.
8.875%, 7/15/30	200,000	271,186
6.125%, 1/1/31	100,000	120,000
6.450%, 9/15/36	100,000	125,625
Petroleos Mexicanos
6.625%, 6/15/35	200,000	190,000
Rattler Midstream LP
5.625%, 7/15/25§	400,000	415,640
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	400,000	460,035
Sanchez Energy Corp.
6.125%, 1/15/23(h)	57,000	1,710
Sunoco LP
6.000%, 4/15/27	100,000	104,000
4.500%, 5/15/29	400,000	404,958
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§	100,000	102,755
4.125%, 8/15/31§	100,000	104,125

		6,597,015

Total Energy		6,893,506

Financials (5.9%)
Banks (3.1%)
Akbank T.A.S
5.125%, 3/31/25(x)§	400,000	399,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Banco Santander SA
2.749%, 12/3/30		$200,000	$198,038
Bank of America Corp.
3.248%, 10/21/27		153,000	164,769
(SOFR + 1.93%), 2.676%, 6/19/41(k)		200,000	191,502
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(m)	EUR	700,000	686,177
China Construction Bank Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.250%, 2/27/29(k)(m)		$200,000	213,278
Comerica, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.29%), 5.625%, 7/1/25(k)(y)		100,000	112,500
HSBC Holdings plc
(SOFR + 2.39%), 2.848%, 6/4/31(k)		300,000	307,502
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27		250,000	275,072
JPMorgan Chase & Co.
(SOFR + 2.04%), 2.522%, 4/22/31(k)		300,000	305,438
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.889%, 6/9/32(k)§		200,000	200,817
SVB Financial Group
3.125%, 6/5/30		100,000	106,938
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32(k)§		200,000	201,993
Wells Fargo & Co.
(SOFR + 2.00%), 2.188%, 4/30/26(k)		200,000	206,318

			3,569,792

Capital Markets (0.7%)
Israel Electric Corp. Ltd.
4.250%, 8/14/28(m)		300,000	335,494
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)		191,000	208,924
MSCI, Inc.
3.250%, 8/15/33§		300,000	302,874

			847,292

Consumer Finance (0.1%)
PRA Group, Inc.
5.000%, 10/1/29§		100,000	99,875

Diversified Financial Services (0.6%)
Jefferson Capital Holdings LLC
6.000%, 8/15/26§		200,000	205,440
MPH Acquisition Holdings LLC
5.500%, 9/1/28§		100,000	100,750
5.750%, 11/1/28(x)§		400,000	376,000

			682,190

Equity Real Estate Investment Trusts (REITs) (0.2%)
American Finance Trust Inc. (REIT)
4.500%, 9/30/28§		200,000	200,000

Insurance (0.3%)
Arch Capital Group Ltd.
3.635%, 6/30/50		300,000	325,840

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
Apollo Commercial Real Estate Finance, Inc. (REIT)
4.625%, 6/15/29§		300,000	291,000

Thrifts & Mortgage Finance (0.6%)
MGIC Investment Corp.
5.250%, 8/15/28		200,000	213,410
PennyMac Financial Services, Inc.
5.375%, 10/15/25§		200,000	205,690
United Wholesale Mortgage LLC
5.500%, 11/15/25§		300,000	302,250

			721,350

Total Financials			6,737,339

Health Care (3.7%)
Biotechnology (0.3%)
AbbVie, Inc.
3.200%, 11/21/29		300,000	323,553

Health Care Equipment & Supplies (0.3%)
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29§		100,000	100,000
5.250%, 10/1/29§		200,000	200,000

			300,000

Health Care Providers & Services (1.8%)
Anthem, Inc.
3.700%, 9/15/49		50,000	54,949
Centene Corp.
4.250%, 12/15/27		200,000	209,330
3.375%, 2/15/30		200,000	207,000
2.625%, 8/1/31		100,000	99,074
Community Health Systems, Inc.
5.625%, 3/15/27§		200,000	208,800
6.875%, 4/15/29§		100,000	99,875
CVS Health Corp.
4.300%, 3/25/28		23,000	26,198
1.750%, 8/21/30		200,000	191,410
DaVita, Inc.
4.625%, 6/1/30§		400,000	410,694
ModivCare Escrow Issuer, Inc.
5.000%, 10/1/29§		100,000	103,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Orlando Health Obligated Group
3.777%, 10/1/28		$75,000	$83,283
Quest Diagnostics, Inc.
2.800%, 6/30/31		50,000	52,176
Tenet Healthcare Corp.
4.250%, 6/1/29§		300,000	304,125

			2,050,319

Pharmaceuticals (1.3%)
Bausch Health Americas, Inc.
8.500%, 1/31/27§		100,000	107,250
Bausch Health Cos., Inc.
4.875%, 6/1/28§		200,000	206,750
Bayer US Finance II LLC
4.375%, 12/15/28§		211,000	238,789
Endo Dac
9.500%, 7/31/27(x)§		148,000	148,000
Jazz Securities DAC
4.375%, 1/15/29§		300,000	310,890
Organon & Co.
4.125%, 4/30/28§		200,000	204,000
5.125%, 4/30/31§		200,000	210,070
Royalty Pharma plc
3.300%, 9/2/40		100,000	99,599

			1,525,348

Total Health Care			4,199,220

Industrials (6.7%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.196%, 2/4/26		200,000	201,618
TransDigm, Inc.
6.250%, 3/15/26§		300,000	313,911

			515,529

Air Freight & Logistics (0.1%)
FedEx Corp.
4.050%, 2/15/48		150,000	168,400

Airlines (0.9%)
American Airlines, Inc.
5.750%, 4/20/29§		300,000	322,125
Delta Air Lines, Inc.
4.500%, 10/20/25§		300,000	320,700
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§		300,000	313,500
United Airlines, Inc.
4.375%, 4/15/26§		100,000	102,500

			1,058,825

Building Products (0.7%)
Carrier Global Corp.
2.722%, 2/15/30		400,000	412,316
Owens Corning
4.300%, 7/15/47		100,000	114,110
Standard Industries, Inc.
4.750%, 1/15/28§		100,000	103,875
4.375%, 7/15/30§		100,000	102,000
3.375%, 1/15/31§		100,000	95,170

			827,471

Commercial Services & Supplies (1.1%)
APCOA Parking Holdings GmbH
4.625%, 1/15/27§	EUR	100,000	117,095
APX Group, Inc.
5.750%, 7/15/29§		$200,000	196,799
Atlas LuxCo 4 SARL
4.625%, 6/1/28§		200,000	199,000
Prime Security Services Borrower LLC
3.375%, 8/31/27§		450,000	432,000
Stericycle, Inc.
3.875%, 1/15/29§		300,000	301,083

			1,245,977

Construction & Engineering (0.3%)
Arcosa, Inc.
4.375%, 4/15/29§		100,000	101,125
Great Lakes Dredge & Dock Corp.
5.250%, 6/1/29§		100,000	103,500
Rutas 2 and 7 Finance Ltd.
(Zero Coupon), 9/30/36§		200,000	148,500

			353,125

Electrical Equipment (0.3%)
Sensata Technologies BV
4.000%, 4/15/29§		300,000	305,385

Machinery (1.0%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§		400,000	410,212
Roller Bearing Co. of America, Inc.
4.375%, 10/15/29§		300,000	307,500
TK Elevator U.S. Newco, Inc.
5.250%, 7/15/27§		400,000	418,740

			1,136,452

Marine (0.4%)
ICTSI Treasury BV
4.625%, 1/16/23(m)		400,000	418,460

Road & Rail (0.9%)
DAE Funding LLC
1.550%, 8/1/24§		200,000	198,172
First Student Bidco, Inc.
4.000%, 7/31/29§		200,000	196,750
Kazakhstan Temir Zholy Finance BV
6.950%, 7/10/42§		200,000	269,000
NESCO Holdings II, Inc.
5.500%, 4/15/29§		100,000	103,470
Russian Railways
5.700%, 4/5/22(m)		200,000	204,120

			971,512

Trading Companies & Distributors (0.5%)
H&E Equipment Services, Inc.
3.875%, 12/15/28§		300,000	298,500
Herc Holdings, Inc.
5.500%, 7/15/27§		200,000	209,500
WESCO Distribution, Inc.
7.250%, 6/15/28§		100,000	110,500

			618,500

Total Industrials			7,619,636

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Information Technology (2.1%)
Communications Equipment (0.3%)
CommScope Technologies LLC
5.000%, 3/15/27(x)§		$326,000	$308,944

Electronic Equipment, Instruments & Components (0.4%)
CDW LLC
3.250%, 2/15/29		200,000	205,000
Flex Ltd.
4.875%, 5/12/30		200,000	231,287

			436,287

IT Services (1.0%)
Cablevision Lightpath LLC
3.875%, 9/15/27§		300,000	294,375
Gartner, Inc.
4.500%, 7/1/28§		200,000	209,750
3.625%, 6/15/29§		100,000	101,003
Northwest Fiber LLC
6.000%, 2/15/28(x)§		300,000	297,750
Presidio Holdings, Inc.
4.875%, 2/1/27§		300,000	309,750

			1,212,628

Software (0.3%)
Blackboard, Inc.
10.375%, 11/15/24§		100,000	105,500
Rocket Software, Inc.
6.500%, 2/15/29§		300,000	297,000

			402,500

Technology Hardware, Storage & Peripherals (0.1%)
Teledyne FLIR LLC
2.500%, 8/1/30		100,000	100,716

Total Information Technology			2,461,075

Materials (7.7%)
Chemicals (4.1%)
Alpek SAB de CV
4.250%, 9/18/29§		200,000	214,130
Anagram International, Inc.
10.000%, 8/15/26 PIK§		14,242	13,864
Axalta Coating Systems LLC
3.375%, 2/15/29§		350,000	340,375
Braskem Netherlands Finance BV
4.500%, 1/31/30§		500,000	530,437
CF Industries, Inc.
5.150%, 3/15/34		200,000	244,656
CNAC HK Finbridge Co. Ltd.
4.875%, 3/14/25(m)		200,000	219,326
Consolidated Energy Finance SA
5.625%, 10/15/28§		200,000	200,000
CVR Partners LP
6.125%, 6/15/28(x)§		100,000	104,500
Diamond BC BV
4.625%, 10/1/29(x)§		100,000	101,500
Element Solutions, Inc.
3.875%, 9/1/28§		300,000	303,000
Gates Global LLC
6.250%, 1/15/26§		300,000	310,125
INEOS Quattro Finance 1 plc
3.750%, 7/15/26§	EUR	200,000	237,983
Ingevity Corp.
3.875%, 11/1/28§		$200,000	199,500
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§		100,000	100,000
Methanex Corp.
5.125%, 10/15/27		200,000	215,500
SABIC Capital II BV
4.500%, 10/10/28§		200,000	230,038
Sasol Financing USA LLC
6.500%, 9/27/28		250,000	275,625
SCIH Salt Holdings, Inc.
4.875%, 5/1/28§		100,000	100,250
6.625%, 5/1/29(x)§		100,000	96,250
Syngenta Finance NV
4.892%, 4/24/25§		200,000	218,692
Unifrax Escrow Issuer Corp.
5.250%, 9/30/28§		100,000	100,845
7.500%, 9/30/29§		100,000	102,227
Westlake Chemical Corp.
3.375%, 6/15/30		100,000	107,040
Yara International ASA
3.148%, 6/4/30§		100,000	104,331

			4,670,194

Containers & Packaging (1.6%)
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29(x)§		300,000	303,375
Crown Americas LLC
4.750%, 2/1/26		334,000	343,352
Mauser Packaging Solutions Holding Co.
7.250%, 4/15/25§		372,000	368,819
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§		134,000	141,705
Pactiv Evergreen Group Issuer LLC
4.375%, 10/15/28(x)§		200,000	200,000
Pactiv Evergreen Group Issuer, Inc.
4.000%, 10/15/27§		100,000	99,000
Sealed Air Corp.
5.125%, 12/1/24§		191,000	207,474
5.500%, 9/15/25§		76,000	84,645
WRKCo., Inc.
3.000%, 6/15/33		120,000	124,519

			1,872,889

Metals & Mining (1.7%)
Commercial Metals Co.
3.875%, 2/15/31		300,000	301,659
Constellium SE
3.750%, 4/15/29§		300,000	291,750
CSN Inova Ventures
6.750%, 1/28/28§		200,000	213,100
FMG Resources August 2006 Pty. Ltd.
4.375%, 4/1/31§		100,000	103,250
Indonesia Asahan Aluminium Persero PT
5.450%, 5/15/30§		600,000	689,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Novelis Corp.
3.875%, 8/15/31§		$100,000	$98,655
SunCoke Energy, Inc.
4.875%, 6/30/29§		200,000	199,516

			1,897,180

Paper & Forest Products (0.3%)
Suzano Austria GmbH
3.750%, 1/15/31		200,000	204,950
3.125%, 1/15/32		200,000	192,775

			397,725

Total Materials			8,837,988

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Global Net Lease, Inc. (REIT)
3.750%, 12/15/27§		200,000	198,500
MGM Growth Properties Operating Partnership LP (REIT)
3.875%, 2/15/29§		100,000	106,500
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26		53,000	54,656
5.000%, 10/15/27		211,000	222,078
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§		400,000	422,192
SBA Communications Corp. (REIT)
3.875%, 2/15/27		200,000	206,500
Simon Property Group LP (REIT)
4.250%, 11/30/46		100,000	115,791
VICI Properties LP (REIT)
3.750%, 2/15/27§		500,000	516,562
XHR LP (REIT)
4.875%, 6/1/29§		100,000	102,500

			1,945,279

Real Estate Management & Development (0.8%)
China Overseas Finance Cayman VI Ltd.
5.950%, 5/8/24(m)		200,000	222,538
Five Point Operating Co. LP
7.875%, 11/15/25§		200,000	208,250
Forestar Group, Inc.
3.850%, 5/15/26§		200,000	199,500
Howard Hughes Corp. (The)
5.375%, 8/1/28§		300,000	315,000

			945,288

Total Real Estate			2,890,567

Utilities (4.4%)
Electric Utilities (2.9%)
Comision Federal de Electricidad
3.348%, 2/9/31(x)§		300,000	294,619
Electricite de France SA
(USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23(k)(y)§		575,000	595,844
Exelon Corp.
4.050%, 4/15/30		400,000	451,961
Leeward Renewable Energy Operations LLC
4.250%, 7/1/29§		300,000	304,179
Southern Co. (The)
4.400%, 7/1/46		300,000	352,402
State Grid Overseas Investment BVI Ltd.
3.500%, 5/4/27§		449,000	490,784
Three Gorges Finance I Cayman Islands Ltd.
3.150%, 6/2/26§		249,000	264,037
Vistra Operations Co. LLC
4.375%, 5/1/29§		300,000	302,625
4.300%, 7/15/29§		200,000	212,606

			3,269,057

Independent Power and Renewable Electricity Producers (1.5%)
Atlantica Sustainable Infrastructure plc
4.125%, 6/15/28§		200,000	206,700
Calpine Corp.
5.125%, 3/15/28§		100,000	101,023
5.000%, 2/1/31§		300,000	298,875
Clearway Energy Operating LLC
3.750%, 2/15/31§		200,000	201,000
Colbun SA
3.950%, 10/11/27§		200,000	217,913
3.150%, 3/6/30§		200,000	205,537
InterGen NV
7.000%, 6/30/23§		200,000	197,000
Talen Energy Supply LLC
7.250%, 5/15/27§		300,000	282,405

			1,710,453

Total Utilities			4,979,510

Total Corporate Bonds			65,146,851

Foreign Government Securities (10.1%)
Argentine Republic
1.000%, 7/9/29		20,596	7,888
0.500%, 7/9/30(e)		171,252	62,507
1.125%, 7/9/35(e)		313,747	102,282
Dominican Republic Government Bond
8.900%, 2/15/23§	DOP	15,100,000	285,687
Export-Import Bank of India
3.875%, 2/1/28§		$545,000	583,798
Federative Republic of Brazil
3.875%, 6/12/30		300,000	290,775
Gabonese Republic
6.625%, 2/6/31§		600,000	588,675
Oriental Republic of Uruguay
3.700%, 6/26/37 TIPS	UYU	22,578,904	586,219
Republic of Angola
8.250%, 5/9/28§		$600,000	620,175
Republic of Belarus
7.625%, 6/29/27§		400,000	393,400
6.200%, 2/28/30§		300,000	263,250
Republic of Colombia
3.875%, 4/25/27		200,000	206,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
9.850%, 6/28/27	COP	1,255,000,000	$374,679
4.500%, 3/15/29		$200,000	211,225
3.125%, 4/15/31		200,000	186,850
5.000%, 6/15/45		500,000	486,969
Republic of Indonesia
4.350%, 1/8/27§		700,000	790,037
3.850%, 7/18/27§		200,000	221,538
4.625%, 4/15/43§		200,000	226,225
Republic of Iraq
5.800%, 1/15/28§		568,750	548,417
Republic of Kazakhstan
4.875%, 10/14/44§		500,000	612,906
Republic of Peru
6.550%, 3/14/37		200,000	270,100
Republic of South Africa
4.850%, 9/30/29		200,000	205,100
5.875%, 6/22/30(x)		200,000	220,725
Republic of Turkey
4.875%, 10/9/26		400,000	381,825
Russian Federation
4.375%, 3/21/29§		400,000	453,400
5.625%, 4/4/42§		200,000	259,350
Ukraine Government Bond
7.375%, 9/25/32§		500,000	510,406
1.258%, 5/31/40§		174,000	188,497
United Mexican States
4.150%, 3/28/27		800,000	902,400
3.750%, 1/11/28		200,000	217,475
4.750%, 4/27/32		200,000	224,600

Total Foreign Government Securities			11,484,292

Loan Participations (7.6%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
Altice France SA, Incremental Term Loan B13
(ICE LIBOR USD 3 Month + 4.00%), 4.125%, 8/14/26(k)		9,818	9,776
Aventiv Technologies LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.500%, 11/1/24(k)		461,133	437,981
Radiate HoldCo LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 9/25/26(k)		10,057	10,045

			457,802

Entertainment (0.2%)
IMG Worldwide Holdings LLC, 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 2.75%), 2.840%, 5/18/25(k)		208,103	203,681
Playtika Holding Corp., Term Loan B1
(ICE LIBOR USD 1 Month + 2.75%), 2.834%, 3/13/28(k)		8,495	8,487

			212,168

Media (0.7%)
Banijay Entertainment S.A.S. Facility, Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.833%, 3/1/25(k)		101,391	100,968
Cengage Learning, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.75%), 5.750%, 7/14/26(k)		196,995	198,128
Clear Channel Outdoor Holdings, Inc. Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 3.629%, 8/21/26(k)		158,990	155,539
Diamond Sports Group LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.340%, 8/24/26(k)		83,627	52,023
McGraw-Hill Education, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 5.250%, 7/28/28(k)		45,331	45,429
Nexstar Broadcasting, Inc., Term Loan B3
(ICE LIBOR USD 1 Month + 2.25%), 2.334%, 1/17/24(k)		164,064	163,818
Univision Communications, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.000%, 3/15/26(k)		78,163	78,004

			793,909

Total Communication Services			1,463,879

Consumer Discretionary (1.3%)
Auto Components (0.2%)
Adient US LLC, Term Loan B1
(ICE LIBOR USD 1 Month + 3.50%), 3.584%, 4/10/28(k)		119,700	119,657
Clarios Global LP, 1st Lien Dollor Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.334%, 4/30/26(k)		42,245	42,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Truck Hero, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.000%, 1/31/28(k)	$13,021	$12,985

		174,676

Automobiles (0.1%)
American Trailer World Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 3/3/28(k)	21,939	21,820
DexKo Global, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 9/22/28(k)	7,318	7,309
First Brands Group LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 6.000%, 3/30/27(k)	52,701	53,109

		82,238

Diversified Consumer Services (0.2%)
KUEHG Corp., Term Loan B3
(ICE LIBOR USD 3 Month + 3.75%), 4.750%, 2/21/25(k)	188,538	186,653
Osmosis Buyer Ltd., Initial Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.500%, 7/31/28(k)	30,784	30,853
Rent-A-Center, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 2/17/28(k)	29,925	30,000
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 2/17/28(k)	11,873	11,903

		259,409

Hotels, Restaurants & Leisure (0.3%)
24 Hour Fitness Worldwide, Inc., Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.132%, 12/29/25 PIK(k)	192,627	166,567
Bally’s Corp., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 8/6/28(k)	42,585	42,545
Caesars Resort Collection LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.834%, 12/23/24(k)	97,963	97,320
Caesars Resort Collection LLC, Term Loan B1
(ICE LIBOR USD 1 Month + 3.50%), 3.583%, 7/21/25(k)	5,170	5,173
Golden Nugget, Inc., Initial Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.250%, 10/4/23(k)	11,713	11,648
IRB Holding Corp., Incremental Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.250%, 12/15/27(k)	13,144	13,166
Raptor Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.750%, 11/1/26(k)	15,078	15,109
Whatabrands LLC, Initial Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 8/3/28(k)	15,958	15,936

		367,464

Internet & Direct Marketing Retail (0.0%)
Evergreen Acqco 1 LP, Initial Term Loan
(ICE LIBOR USD 3 Month + 5.75%), 6.500%, 4/26/28(k)	24,833	25,039

Leisure Products (0.4%)
Hilton Grand Vacations Borrower LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.500%, 8/2/28(k)	73,000	73,164
Thor Industries, Inc., Term Loan B1
(ICE LIBOR USD 1 Month + 3.00%), 3.125%, 2/1/26(k)	196,038	195,915
Varsity Brands Holding Co., Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.500%, 12/16/24(k)	209,694	205,425

		474,504

Specialty Retail (0.1%)
Highline Aftermarket Acquisition LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.250%, 11/9/27(k)	13,810	13,844
Michaels Companies, Inc. (The), Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.000%, 4/15/28(k)	29,925	29,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
PetSmart LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 2/11/28(k)	$14,176	$14,199
Staples, Inc., Refinancing New Term Loan B1
(ICE LIBOR USD 3 Month + 5.00%), 5.126%, 4/16/26(k)	53,733	51,154

		109,146

Textiles, Apparel & Luxury Goods (0.0%)
Champ Acquisition Corp., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 5.667%, 12/19/25(k)	27,838	27,966
Tory Burch LLC, Initial Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 4/16/28(k)	19,688	19,691

		47,657

Total Consumer Discretionary		1,540,133

Consumer Staples (0.2%)
Beverages (0.0%)
City Brewing Co., LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 4/5/28(k)	18,519	18,299
Triton Water Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.000%, 3/31/28(k)	38,616	38,543

		56,842

Personal Products (0.2%)
Conair Holdings LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 5/17/28(k)	10,000	10,004
Coty, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.333%, 4/7/25(k)	201,278	197,454

		207,458

Total Consumer Staples		264,300

Financials (0.8%)
Banks (0.0%)
Hunter Holdco 3 Ltd., 1st Lien Initial Dollor Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.750%, 8/19/28(k)	23,740	23,829

Capital Markets (0.1%)
Russell Investments U.S. Institutional Holdco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.500%, 5/30/25(k)	123,981	124,110

Diversified Financial Services (0.3%)
Citadel Securities LP, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 2.584%, 2/2/28(k)	59,700	59,131
CNT Holdings I Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 11/8/27(k)	5,365	5,366
Edelman Financial Engines Center LLC, (The), 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 4/7/28(k)	79,800	79,615
Jane Street Group LLC, Dollar Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.834%, 1/26/28(k)	28,583	28,274
Mercury Borrower, Inc., 1st Lien Term Loan
(ICE LIBOR USD 2 Month + 3.50%), 4.000%, 8/2/28(k)	36,821	36,683
Motion Acquisition Ltd., Term Loan B1
(ICE LIBOR USD 3 Month + 3.25%), 3.382%, 11/12/26(k)	85,774	82,910
Motion Acquisition Ltd., Term Loan B2
(ICE LIBOR USD 3 Month + 3.25%), 3.382%, 11/12/26(k)	12,477	12,061
Verscend Holding Corp., Term Loan B1
(ICE LIBOR USD 1 Month + 4.00%), 4.084%, 8/27/25(k)	39,645	39,674

		343,714

Insurance (0.3%)
Acrisure LLC, 1st Lien Additional Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 3.882%, 2/15/27(k)	24,130	23,957
Alliant Holdings Intermediate LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.334%, 5/9/25(k)	114,941	114,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Alliant Holdings Intermediate LLC, New Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 11/5/27(k)	$5,605	$5,607
AssuredPartners, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.584%, 2/12/27(k)	98,497	97,813
AssuredPartners, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 2/12/27(k)	10,321	10,295
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 5.334%, 1/31/28(k)	1,418	1,413
Asurion LLC, 2nd Lien Term Loan B4
(ICE LIBOR USD 1 Month + 5.25%), 5.331%, 1/20/29(k)	24,339	24,238
Asurion LLC, New Term Loan B8
(ICE LIBOR USD 1 Month + 3.25%), 3.334%, 12/23/26(k)	4,381	4,314
Asurion LLC, New Term Loan B9
(ICE LIBOR USD 1 Month + 3.25%), 3.334%, 7/31/27(k)	33,709	33,195

		314,897

Thrifts & Mortgage Finance (0.1%)
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.834%, 8/21/25(k)	69,099	68,442

Total Financials		874,992

Health Care (0.6%)
Health Care Providers & Services (0.5%)
ADMI Corp., Incremental Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 12/23/27(k)	15,602	15,568
Aveanna Healthcare LLC, 1st Lien Extended Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 7/17/28(k)	19,962	19,934
eResearchTechnology, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 2/4/27(k)	26,606	26,731
Gainwell Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 4.750%, 10/1/27(k)	57,085	57,174
Global Medical Response, Inc., New Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.250%, 3/14/25(k)	15,267	15,297
Heartland Dental LLC, Incremental Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.085%, 4/30/25(k)	11,376	11,340
Icon plc, Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 3.000%, 7/3/28(k)	20,295	20,363
Medline Borrower LP, Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 10/23/28(k)	19,215	19,173
Parexel International Corp., Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 0.000%, 8/11/28(k)	9,419	9,421
Pathway Vet Alliance LLC, 1st Lien Replacement Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.834%, 3/31/27(k)	99,332	99,034
Phoenix Guarantor, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.25%), 3.336%, 3/5/26(k)	49,125	48,810
Phoenix Guarantor, Inc., 1st Lien Term Loan B3
(ICE LIBOR USD 1 Month + 3.50%), 3.585%, 3/5/26(k)	89,326	88,969
Pluto Acquisition I, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.121%, 6/22/26(k)	18,053	18,008
Radiology Partners, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 4.335%, 7/9/25(k)	20,557	20,532
U.S. Anesthesia Partners, Inc., Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.750%, 9/22/28(k)	14,922	14,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Renal Care, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 5.125%, 6/26/26(k)	$41,787	$41,682

		526,973

Health Care Technology (0.1%)
athenahealth, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 3 Month + 4.25%), 4.377%, 2/11/26(k)	92,231	92,393

Pharmaceuticals (0.0%)
Jazz Pharmaceuticals, Inc., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 5/5/28(k)	15,480	15,499
Organon & Co., Dollar Term Loan
(ICE LIBOR USD 6 Month + 3.00%), 3.500%, 6/2/28(k)	49,875	49,953

		65,452

Total Health Care		684,818

Industrials (1.6%)
Aerospace & Defense (0.2%)
Dynasty Acquisition Co., Inc., Term Loan B1
(ICE LIBOR USD 3 Month + 3.50%), 3.632%, 4/6/26(k)	137,595	134,480
Dynasty Acquisition Co., Inc., Term Loan B2
(ICE LIBOR USD 3 Month + 3.50%), 3.632%, 4/6/26(k)	73,977	72,302

		206,782

Airlines (0.6%)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.500%, 4/20/28(k)	24,868	25,688
Air Canada, Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 8/11/28(k)	319,225	320,422
Allegiant Travel Co., Replacement Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.124%, 2/5/24(k)	138,884	138,074
Kestrel Bidco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.000%, 12/11/26(k)	161,610	157,637
SkyMiles IP Ltd., Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.750%, 10/20/27(k)	25,108	26,677

		668,498

Commercial Services & Supplies (0.3%)
Amentum Government Services Holdings LLC, 1st Lien Tranche 2 Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.500%, 1/29/27(k)	19,900	20,018
APX Group, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 7/10/28(k)	12,271	12,232
CHG Healthcare Services, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.000%, 9/22/28(k)	8,574	8,552
Great American Outdoors Group LLC, Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 5.000%, 3/6/28(k)	78,090	78,399
Pitney Bowes, Inc., Refinancing Tranche Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.090%, 3/17/28(k)	104,691	104,855
Prime Security Services Borrower LLC, 1st Lien Refinancing Term Loan B1
(ICE LIBOR USD 3 Month + 2.75%), 3.500%, 9/23/26(k)	55,567	55,470

		279,526

Construction & Engineering (0.1%)
Lummus Technology Holdings V LLC, Refinancing Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.584%, 6/30/27(k)	44,388	44,291
USIC Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 5/12/28(k)	25,564	25,524
Ventia Midco Pty Ltd., Refinancing Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 5.000%, 5/21/26(k)	85,542	85,827

		155,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 31, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Electrical Equipment (0.1%)
TK Elevator Midco GmbH, Term Loan B1
(ICE LIBOR USD 6 Month + 3.50%), 4.000%, 7/30/27(k)	$94,017	$94,178
VC GB Holdings I Corp, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.000%, 7/21/28(k)	8,069	8,063

		102,241

Industrial Conglomerates (0.1%)
Tiger Acquisition LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.750%, 6/1/28(k)	91,250	90,936

Machinery (0.0%)
Madison IAQ LLC, Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.750%, 6/21/28(k)	17,867	17,840

Road & Rail (0.2%)
Avis Budget Car Rental LLC, New Tranche Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 1.840%, 8/6/27(k)	153,316	149,781
First Student Bidco, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 3.500%, 7/21/28(k)	10,044	9,984
First Student Bidco, Inc., Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 3.500%, 7/21/28(k)	3,708	3,685
Kenan Advantage Group, Inc., (The U.S.), Term Loan B1
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 3/24/26(k)	89,599	89,446

		252,896

Transportation Infrastructure (0.0%)
United AirLines, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 4/21/28(k)	39,800	40,043

Total Industrials		1,814,404

Information Technology (1.5%)
Communications Equipment (0.4%)
Commscope, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.334%, 4/6/26(k)	98,246	97,662
Global Tel*Link Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.334%, 11/29/25(k)	362,979	342,471

		440,133

IT Services (0.0%)
Arches Buyer, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 12/6/27(k)	19,314	19,201
MH Sub I LLC, 1st Lien New Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 9/13/24(k)	8,741	8,759
Peraton Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 2/1/28(k)	49,222	49,231

		77,191

Software (1.1%)
AI Convoy (Luxembourg) Sarl, Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.500%, 1/18/27(k)	39,606	39,656
Aptean Acquiror, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.334%, 4/23/26(k)	40,069	39,856
Atlas Purchaser, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 6.000%, 5/8/28(k)	53,171	52,240
Barracuda Networks, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 2/12/25(k)	19,349	19,392
Blackboard, Inc., 1st Lien Term Loan B5
(ICE LIBOR USD 3 Month + 6.00%), 7.000%, 6/30/24(k)	99,017	99,451
Cloudera, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.250%, 10/8/28(k)	17,697	17,664
Cloudera, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.00%), 6.500%, 8/10/29(k)	7,541	7,504
Cornerstone OnDemand, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 10/16/28(k)	32,732	32,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
DCert Buyer, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.084%, 10/16/26(k)	$39,598	$39,591
ECi Macola/MAX Holding LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 11/9/27(k)	28,743	28,722
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 12/1/27(k)	19,260	19,320
Hyland Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 7/1/24(k)	14,772	14,784
Idera, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 3/2/28(k)	40,223	40,173
IGT Holding IV AB, Term Loan B2
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 3/31/28(k)	43,736	43,736
Ivanti Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.750%, 12/1/27(k)	29,850	29,902
Liftoff Mobile, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 9/23/28(k)	18,082	18,026
LogMeIn, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 4.833%, 8/31/27(k)	73,495	73,438
Magenta Buyer LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.750%, 7/27/28(k)	68,132	68,132
Mitchell International, Inc.,1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.750%, 11/29/24(k)	99,000	98,911
MPH Acquisition Holdings LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.750%, 9/1/28(k)	25,610	25,322
Polaris Newco LLC, 1st Lien Dollar Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.500%, 6/2/28(k)	53,981	54,089
Quest Software U.S. Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.379%, 5/16/25(k)	98,982	98,770
Rocket Software, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.334%, 11/28/25(k)	37,358	37,016
Sovos Compliance LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.000%, 8/11/28(k)	7,849	7,894
UKG, Inc., 1st Lien Incremental Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.000%, 5/4/26(k)	20,804	20,840
Veritas US Inc., Dollar Term Loan B
(ICE LIBOR USD 3 Month + 5.00%), 6.000%, 9/1/25(k)	59,834	60,133
Vision Solutions, Inc. (Precisely Software Incorporated), 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.000%, 4/24/28(k)	85,018	84,753
Waystar Technologies, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.084%, 10/22/26(k)	49,375	49,375

		1,221,354

Total Information Technology		1,738,678

Materials (0.3%)
Chemicals (0.1%)
CPC Acquisition Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 12/29/27(k)	21,758	21,667
Cyanco Intermediate 2 Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.587%, 3/16/25(k)	49,237	48,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
INEOS Styrolution Group GmbH, Tranche Dollar Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 3.250%, 1/29/26(k)	$18,778	$18,778
LSF11 A5 Holdco LLC, Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.250%, 10/15/28(k)	3,946	3,951
SCIH Salt Holdings, Inc., 1st Lien Incremental Term Loan B1
(ICE LIBOR USD 3 Month + 4.00%), 4.750%, 3/16/27(k)	36,507	36,529
Sparta U.S. Holdco LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 8/2/28(k)	19,059	19,083

		148,937

Containers & Packaging (0.2%)
Charter Next Generation, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 12/1/27(k)	7,125	7,137
Kleopatra Finco Sarl, Term Loan B
(ICE LIBOR USD 6 Month + 4.75%), 5.250%, 2/12/26(k)	27,464	27,532
Mauser Packaging Solutions Holding Co., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.334%, 4/3/24(k)	108,379	106,060
PACTIV Evergreen Group Holdings, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.000%, 9/20/28(k)	14,939	14,907

		155,636

Metals & Mining (0.0%)
U.S. Silica Co., Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.000%, 5/1/25(k)	39,690	38,735

Total Materials		343,308

Utilities (0.0%)
Electric Utilities (0.0%)
Astoria Energy LLC, Advance Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.500%, 12/10/27(k)	3,715	3,721

Total Utilities		3,721

Total Loan Participations		8,728,233

Mortgage-Backed Securities (1.3%)
FNMA UMBS
2.500%, 6/1/27	21,176	22,064
4.500%, 5/1/48	315,146	346,317
3.500%, 6/1/48	65,681	69,659
3.000%, 9/1/48	161,820	170,645
3.000%, 11/1/48	404,743	426,690
3.000%, 9/1/51	238,485	251,118
GNMA
3.500%, 9/20/47	202,336	214,445

Total Mortgage-Backed Securities		1,500,938

Municipal Bonds (1.2%)
Metropolitan Transportation Authority, Revenue Refunding Bonds, Series 2020E
4.000%, 11/15/45	150,000	167,210
New Jersey Transportation Trust Fund Authority Transportation System Bonds, Series 2019B
4.131%, 6/15/42	105,000	119,429
New York State Urban Development Corporation State Sales Tax Revenue Bonds, Series 2019B
3.142%, 7/1/43	95,000	96,875
San Bernardino Community College District Election of 2018 General Obligation Bonds, Series A-1
3.271%, 8/1/39	65,000	68,392
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	195,000	227,282
State of Ohio Taxable Hospital Refunding Revenue Bonds, Series 2019G
3.276%, 1/1/42	60,000	64,461
State of Oregon General Obligation Bonds, Series 2020G
1.972%, 5/1/33	400,000	402,419
Texas State University System Revenue Financing System Refunding Bonds, Taxable Series 2019B
3.289%, 3/15/40	55,000	57,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
University of Pittsburgh - of The Commonwealth System of Higher Education Taxable University Refunding Bonds, Series 2017C
3.005%, 9/15/41	$160,000	$167,380

Total Municipal Bonds		1,370,552

Supranational (0.7%)
African Export-Import Bank (The)
3.994%, 9/21/29§	600,000	634,500
Banque Ouest Africaine de Developpement
5.000%, 7/27/27§	200,000	223,676

Total Supranational		858,176

U.S. Treasury Obligations (3.2%)
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/25 TIPS	317,734	346,385
0.375%, 7/15/27 TIPS	725,426	805,806
U.S. Treasury Notes
1.125%, 2/28/27	2,500,000	2,507,384

Total U.S. Treasury Obligations		3,659,575

Total Long-Term Debt Securities (96.1%) (Cost $108,217,121)		109,772,533

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
24 Hour Fitness United States, Inc., Series A 0.000%*	9,850	24,625

Total Preferred Stock(0.0%) (Cost $13,308)		24,625

COMMON STOCKS:
Communication Services (0.0%)
Media (0.0%)
Clear Channel Outdoor Holdings, Inc.*	4,912	13,311
iHeartMedia, Inc., Class A*	1,980	49,540
iHeartMedia, Inc., Class B*	33	561

		63,412

Total Communication Services		63,412

Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
24 Hour Fitness Worldwide, Inc.*	4,164	6,246

Total Consumer Discretionary		6,246

Energy (0.2%)
Energy Equipment & Services (0.1%)
Weatherford Internationalplc*	3,258	64,085

Oil, Gas & Consumable Fuels (0.1%)
Amplify Energy Corp.*	97	516
Birch Permian Holdings, Inc.*	9,349	121,537
Riviera Resources, Inc.(r)*	1,571	406

		122,459

Total Energy		186,544

Total Common Stocks(0.2%) (Cost $283,011)		256,202

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (1.4%)
Invesco Senior Loan ETF(x)	18,500	409,035
SPDR Blackstone Senior Loan ETF(x)	24,000	1,104,480

Total Exchange Traded Funds (1.4%) (Cost $1,513,503)		1,513,515

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Battalion Oil Corp.,expiring 10/8/22*	802	—

		—

Total Energy		—

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp.,expiring 7/25/23*	140	595

Total Materials		595

Total Warrants (0.0%) (Cost $1,015)		595

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (2.1%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $2,436,081, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $2,484,800.(xx)	$2,436,079	$2,436,079

Total Short-Term Investments (3.0%) (Cost $3,436,079)		3,436,079

Total Investments in Securities (100.7%) (Cost $113,464,037)		115,003,549
Other Assets Less Liabilities (-0.7%)		(813,933)

Net Assets (100%)		$114,189,616

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $59,528,935 or 52.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $2,447,721 or 2.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $3,354,837. This was collateralized by cash of $3,436,079 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2021.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CNH — Chinese Yuan

COP — Colombian Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

KRW — Korean (South) Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

PIK — Payment-in Kind Security

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

TRY — Turkish Lira

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

UYU — Uruguayan Peso

Country Diversification

As a Percentage of Total Net Assets
Angola	0.5%
Argentina	0.2
Australia	0.2
Belarus	0.6
Belgium	0.5
Brazil	1.3
Canada	0.9
Cayman Islands	4.4
Chile	0.6
China	2.3
Colombia	1.5
Dominican Republic	0.2
France	0.7
Gabon	0.5
Germany	0.7
India	0.5
Indonesia	1.7
Iraq	0.5
Ireland	0.5
Israel	0.3
Italy	0.2
Kazakhstan	0.8
Luxembourg	0.3
Macau	0.3
Mexico	2.1
Netherlands	0.3
Paraguay	0.1
Peru	0.2
Philippines	0.4
Russia	0.8
Saudi Arabia	0.2
South Africa	0.6
Spain	0.4
Supranational	0.8
Switzerland	0.5
Tunisia	0.6
Turkey	0.7
Ukraine	0.6
United Arab Emirates	0.2
United Kingdom	1.4
United States	70.1
Uruguay	0.5
Cash and Other	(0.7)

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	20	12/2021	USD	4,401,094	(2,837)

					(2,837)

Short Contracts
U.S. Treasury 10 Year Note	(33)	12/2021	USD	(4,343,109)	22,865
U.S. Treasury 10 Year Ultra Note	(11)	12/2021	USD	(1,597,750)	23,490
U.S. Treasury Long Bond	(20)	12/2021	USD	(3,184,375)	66,084

					112,439

					109,602

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,743,807	EUR	1,475,000	JPMorgan Chase Bank	10/18/2021	34,766
USD	297,343	CAD	370,000	JPMorgan Chase Bank	11/8/2021	5,237
CNH	1,700,000	USD	260,607	JPMorgan Chase Bank**	11/15/2021	2,140
IDR	7,500,000,000	USD	512,961	JPMorgan Chase Bank**	11/16/2021	8,739
USD	106,712	EUR	90,000	JPMorgan Chase Bank	1/18/2022	2,206

Total unrealized appreciation						53,088

EUR	105,000	USD	123,590	JPMorgan Chase Bank	10/18/2021	(1,930)
USD	260,848	CNH	1,700,000	JPMorgan Chase Bank**	11/15/2021	(1,899)
MXN	3,900,000	USD	194,612	JPMorgan Chase Bank	11/22/2021	(7,079)
TRY	1,450,000	USD	166,858	JPMorgan Chase Bank	12/6/2021	(9,142)
KRW	240,000,000	USD	202,431	JPMorgan Chase Bank**	1/27/2022	(29)
AUD	250,000	USD	181,156	JPMorgan Chase Bank	1/31/2022	(309)

Total unrealized depreciation						(20,388)

Net unrealized appreciation						32,700

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Emerging Markets Index Series 36-V1	1.00	Quarterly	12/20/2026	1.82	USD	1,050,000	(36,558)	(5,056)	(41,614)

Total Centrally Cleared Credit default swap contracts outstanding							(36,558)	(5,056)	(41,614)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities(a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$6,588,131	$—	$6,588,131
Collateralized Mortgage Obligations	—	9,890,545	—	9,890,545
Commercial Mortgage-Backed Securities	—	545,240	—	545,240
Common Stocks
Communication Services	63,412	—	—	63,412
Consumer Discretionary	—	6,246	—	6,246
Energy	64,601	121,537	406	186,544
Corporate Bonds
Communication Services	—	6,153,039	—	6,153,039
Consumer Discretionary	—	9,671,763	—	9,671,763
Consumer Staples	—	4,703,208	—	4,703,208
Energy	—	6,893,506	—	6,893,506
Financials	—	6,737,339	—	6,737,339
Health Care	—	4,199,220	—	4,199,220
Industrials	—	7,619,636	—	7,619,636
Information Technology	—	2,461,075	—	2,461,075
Materials	—	8,837,988	—	8,837,988
Real Estate	—	2,890,567	—	2,890,567
Utilities	—	4,979,510	—	4,979,510
Exchange Traded Funds	1,513,515	—	—	1,513,515
Foreign Government Securities	—	11,484,292	—	11,484,292
Forward Currency Contracts	—	53,088	—	53,088
Futures	112,439	—	—	112,439
Loan Participations
Communication Services	—	1,463,879	—	1,463,879
Consumer Discretionary	—	1,540,133	—	1,540,133
Consumer Staples	—	264,300	—	264,300
Financials	—	874,992	—	874,992
Health Care	—	684,818	—	684,818
Industrials	—	1,814,404	—	1,814,404
Information Technology	—	1,738,678	—	1,738,678
Materials	—	343,308	—	343,308
Utilities	—	3,721	—	3,721
Mortgage-Backed Securities	—	1,500,938	—	1,500,938
Municipal Bonds	—	1,370,552	—	1,370,552
Preferred Stock
Consumer Discretionary	—	24,625	—	24,625
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreement	—	2,436,079	—	2,436,079
Supranational	—	858,176	—	858,176
U.S. Treasury Obligations	—	3,659,575	—	3,659,575
Warrants
Energy	—	— (c)	—	— (c)
Materials	595	—	—	595

Total Assets	$2,754,562	$112,414,108	$406	$115,169,076

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(5,056)	$—	$(5,056)
Forward Currency Contracts	—	(20,388)	—	(20,388)
Futures	(2,837)	—	—	(2,837)

Total Liabilities	$(2,837)	$(25,444)	$—	$(28,281)

Total	$2,751,725	$112,388,664	$406	$115,140,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

(a)	A security with a market value of $561 transferred from Level 3 to Level 1 at the end of the period due to observable market bid price.

(b)	A security with a market value of $107,718 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(c)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,064,651
Aggregate gross unrealized depreciation	(1,514,406)

Net unrealized appreciation	$1,550,245

Federal income tax cost of investments in securities and derivative instruments, if applicable	$113,553,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.2%)
MercadoLibre, Inc.*	2,989	$5,019,727

Australia (1.9%)
Afterpay Ltd.*	6,714	580,836
AGL Energy Ltd.	19,392	80,259
Ampol Ltd.	7,417	148,842
APA Group	36,724	230,565
Aristocrat Leisure Ltd.	17,851	597,552
ASX Ltd.	6,014	351,317
Aurizon Holdings Ltd.	57,725	157,220
AusNet Services Ltd.	58,568	107,114
Australia & New Zealand Banking Group Ltd.	87,219	1,759,642
BHP Group Ltd.	90,293	2,426,835
BHP Group plc	64,737	1,613,459
BlueScope Steel Ltd.	15,680	227,479
Brambles Ltd.	42,819	333,043
Cochlear Ltd.	2,046	323,150
Coles Group Ltd.	41,656	508,367
Commonwealth Bank of Australia	54,378	4,052,222
Computershare Ltd.	16,873	220,816
Crown Resorts Ltd.*	11,592	80,177
CSL Ltd.	13,950	2,941,739
Dexus (REIT)	33,804	261,556
Domino’s Pizza Enterprises Ltd.	1,885	217,329
Endeavour Group Ltd.	39,384	197,766
Evolution Mining Ltd.	52,460	132,940
Fortescue Metals Group Ltd.	51,327	541,271
Glencore plc*	303,330	1,432,496
Goodman Group (REIT)	50,183	779,011
GPT Group (The) (REIT)	53,223	193,892
Insurance Australia Group Ltd.	76,726	270,388
Lendlease Corp. Ltd.	21,425	166,305
Macquarie Group Ltd.	10,433	1,368,838
Magellan Financial Group Ltd.	4,290	109,338
Medibank Pvt Ltd.	85,718	221,628
Mirvac Group (REIT)	122,073	261,887
National Australia Bank Ltd.	101,108	2,015,114
Newcrest Mining Ltd.	24,086	394,875
Northern Star Resources Ltd.	34,680	213,619
Oil Search Ltd.	61,440	194,487
Orica Ltd.	12,051	118,778
Origin Energy Ltd.	54,818	184,746
Qantas Airways Ltd.*	30,356	124,075
QBE Insurance Group Ltd.	42,674	356,009
Ramsay Health Care Ltd.	5,699	286,676
REA Group Ltd.	1,645	187,045
Reece Ltd.	9,048	123,338
Rio Tinto Ltd.	11,268	800,705
Rio Tinto plc	34,421	2,272,686
Santos Ltd.	58,352	300,850
Scentre Group (REIT)	161,551	347,603
SEEK Ltd.	10,439	232,385
Sonic Healthcare Ltd.	14,129	414,824
South32 Ltd.	147,256	373,775
Stockland (REIT)	74,298	237,584
Suncorp Group Ltd.	39,743	356,969
Sydney Airport*	41,159	244,495
Tabcorp Holdings Ltd.	69,009	244,254
Telstra Corp. Ltd.	129,580	365,223
Transurban Group*	9,199	94,170
Transurban Group	82,793	839,439
Treasury Wine Estates Ltd.	22,455	199,623
Vicinity Centres (REIT)	119,708	142,629
Washington H Soul Pattinson & Co. Ltd.(x)	6,496	183,324
Wesfarmers Ltd.	34,753	1,398,545
Westpac Banking Corp.	112,446	2,090,975
WiseTech Global Ltd.	4,551	175,341
Woodside Petroleum Ltd.	28,408	488,839
Woolworths Group Ltd.	38,855	1,103,285

		40,001,564

Austria (0.3%)
Erste Group Bank AG	8,031	350,729
Mondi plc (Johannesburg Stock Exchange)	226,489	5,564,511
Mondi plc (London Stock Exchange)	15,113	369,399
OMV AG	4,584	275,450
Raiffeisen Bank International AG	4,607	119,851
Verbund AG	2,119	214,051
voestalpine AG(x)	3,612	132,757

		7,026,748

Belgium (0.2%)
Ageas SA/NV	5,450	269,721
Anheuser-Busch InBev SA/NV	23,355	1,319,045
Elia Group SA/NV	962	114,901
Etablissements Franz Colruyt NV	1,770	90,168
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	163,679
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	1,805	198,440
KBC Group NV	7,452	669,006
Proximus SADP	4,734	93,594
Sofina SA	479	190,025
Solvay SA	2,109	262,432
UCB SA	3,931	437,383
Umicore SA	6,135	363,549

		4,171,943

Brazil (0.6%)
Hapvida Participacoes e Investimentos SA(m)	1,125,694	2,809,196
Lojas Renner SA*	482,377	3,033,818
Petroleo Brasileiro SA	436,920	2,250,490
Petroleo Brasileiro SA (Preference)(q)	586,576	2,929,783
StoneCo Ltd., Class A*	46,491	1,614,168
Yara International ASA	5,425	268,504

		12,905,959

Chile (0.0%)
Antofagasta plc	12,402	222,816

China (3.6%)
Airtac International Group	110,000	3,442,779
Alibaba Group Holding Ltd.*	121,492	2,259,753
BOC Hong Kong Holdings Ltd.	115,000	344,521
Budweiser Brewing Co. APAC Ltd.(m)	53,600	134,915
China Construction Bank Corp., Class H	7,570,420	5,370,066
China Mengniu Dairy Co. Ltd.*	691,000	4,445,259
China Merchants Bank Co. Ltd., Class H	692,000	5,492,411
China Resources Beer Holdings Co. Ltd.	528,000	3,894,016
China Tourism Group Duty Free Corp. Ltd., Class A	20,900	841,242
Chow Tai Fook Jewellery Group Ltd.	62,200	118,417
ESR Cayman Ltd.(m)*	59,000	178,109
Futu Holdings Ltd. (ADR)*	1,558	141,809
JD.com, Inc. (ADR)*	155,281	11,217,499
Jiangsu Hengrui Medicine Co. Ltd., Class A	187,704	1,457,858
Kweichow Moutai Co. Ltd., Class A	9,747	2,761,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Li Ning Co. Ltd.	70,500	$813,282
Meituan, Class B(m)*	196,300	6,129,801
NXP Semiconductors NV	3,989	781,325
Prosus NV*	28,602	2,252,642
Proya Cosmetics Co. Ltd., Class A	29,200	784,074
Shenzhou International Group Holdings Ltd.	229,000	4,786,618
Silergy Corp.	23,000	3,377,611
SITC International Holdings Co. Ltd.	40,000	142,607
Tencent Holdings Ltd.	227,900	13,362,738
Wilmar International Ltd.	59,800	183,716
Wuxi Biologics Cayman, Inc.(m)*	63,000	1,018,286

		75,732,849

Denmark (0.7%)
Ambu A/S, Class B	33,672	994,609
AP Moller - Maersk A/S, Class A	99	253,314
AP Moller - Maersk A/S, Class B	181	489,599
Carlsberg A/S, Class B	3,066	498,762
Chr Hansen Holding A/S	3,283	268,101
Coloplast A/S, Class B	3,709	581,346
Danske Bank A/S	21,608	364,249
Demant A/S*	3,395	170,974
DSV A/S	6,179	1,475,213
Genmab A/S*	1,982	865,905
GN Store Nord A/S	3,630	247,388
Novo Nordisk A/S, Class B	51,614	4,964,496
Novozymes A/S, Class B	6,136	420,087
Orsted A/S(m)	5,719	754,568
Pandora A/S	3,105	376,543
ROCKWOOL International A/S, Class B	261	111,599
Tryg A/S	10,876	247,079
Vestas Wind Systems A/S	30,953	1,239,252

		14,323,084

Finland (0.3%)
Elisa OYJ	4,427	274,859
Fortum OYJ	13,823	420,387
Kesko OYJ, Class B	8,577	296,061
Kone OYJ, Class B	10,271	720,219
Neste OYJ	12,770	720,725
Nokia OYJ*	163,382	898,832
Nordea Bank Abp (Aquis Stock Exchange)	1,902	24,656
Nordea Bank Abp (Turquoise Stock Exchange)	97,406	1,250,092
Orion OYJ, Class B	3,302	130,697
Sampo OYJ, Class A	15,519	770,057
Stora Enso OYJ, Class R	18,273	303,408
UPM-Kymmene OYJ	15,970	564,256
Wartsila OYJ Abp	14,734	176,440

		6,550,689

France (4.1%)
Accor SA*	5,288	187,197
Adevinta ASA*	8,280	141,681
Aeroports de Paris*	894	113,476
Air Liquide SA	14,521	2,323,463
Airbus SE*	94,598	12,420,257
Alstom SA	9,689	367,615
Amundi SA(m)	1,892	159,547
Arkema SA	1,905	251,999
Atos SE	3,081	164,051
AXA SA	59,726	1,661,577
BioMerieux	1,289	146,394
BNP Paribas SA	34,477	2,208,439
Bollore SA	27,510	159,075
Bouygues SA	7,111	293,457
Bureau Veritas SA	9,149	280,800
Capgemini SE	4,915	1,022,173
Carrefour SA	19,326	347,877
Cie de Saint-Gobain	15,511	1,044,698
Cie Generale des Etablissements Michelin SCA	5,112	784,543
CNP Assurances	5,779	91,675
Covivio (REIT)	1,619	135,379
Credit Agricole SA	36,425	502,553
Danone SA	19,800	1,351,448
Dassault Aviation SA	780	87,512
Dassault Systemes SE	42,309	2,218,122
Edenred	7,675	413,381
Eiffage SA	2,593	261,586
Electricite de France SA	14,473	181,750
Engie SA	54,924	720,850
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	659,478
EssilorLuxottica SA (Turquoise Stock Exchange)	5,282	1,010,006
Eurazeo SE	1,297	121,894
Faurecia SE (Euronext Paris)	3,024	140,912
Faurecia SE (Italian Stock Exchange)	628	29,827
Gecina SA (REIT)	1,429	191,568
Getlink SE	13,765	215,510
Hermes International	961	1,328,176
Ipsen SA	1,174	112,078
Kering SA	14,138	10,055,313
Klepierre SA (REIT)	6,424	143,031
La Francaise des Jeux SAEM(m)	2,972	152,880
Legrand SA	8,090	867,680
L’Oreal SA	7,733	3,191,581
LVMH Moet Hennessy Louis Vuitton SE	29,665	21,212,377
Orange SA	62,208	673,920
Orpea SA	1,609	186,343
Pernod Ricard SA	6,359	1,390,631
Publicis Groupe SA	6,941	467,432
Remy Cointreau SA	691	133,929
Renault SA*	5,983	213,418
Safran SA	10,374	1,300,693
Sanofi	34,779	3,347,986
Sartorius Stedim Biotech	857	478,363
SCOR SE	4,935	141,442
SEB SA	744	104,907
Societe Generale SA	25,238	792,398
Sodexo SA*	2,754	241,151
Suez SA	10,757	245,305
Teleperformance	1,767	695,238
Thales SA	3,334	321,973
TotalEnergies SE	76,577	3,669,500
Ubisoft Entertainment SA*	2,883	172,926
Unibail-Rodamco-Westfield (REIT)*	3,577	261,620
Valeo	7,147	199,444
Veolia Environnement SA	17,056	521,960
Vinci SA	16,417	1,700,537
Vivendi SE	21,384	269,724
Wendel SE	835	115,783
Worldline SA(m)*	7,137	544,526

		87,666,035

Germany (2.7%)
adidas AG	5,859	1,846,211
Allianz SE (Registered)	12,637	2,850,196
Aroundtown SA	31,542	217,911
BASF SE	28,152	2,144,978
Bayer AG (Registered)	30,315	1,653,437
Bayerische Motoren Werke AG	10,045	964,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Bayerische Motoren Werke AG (Preference)(q)	1,705	$130,186
Bechtle AG	2,550	174,946
Beiersdorf AG	3,137	339,154
Brenntag SE	4,825	450,088
Carl Zeiss Meditec AG	1,253	240,861
Commerzbank AG*	31,184	207,711
Continental AG*	3,233	354,437
Covestro AG(m)	6,015	413,119
Daimler AG (Registered)	26,233	2,331,992
Deutsche Bank AG (Registered)*	64,431	826,345
Deutsche Boerse AG	5,925	964,510
Deutsche Lufthansa AG (Registered)(x)*	9,302	64,002
Deutsche Post AG (Registered)	30,383	1,914,934
Deutsche Telekom AG (Registered)	102,161	2,059,787
Deutsche Wohnen SE	10,636	652,008
E.ON SE	67,758	828,983
Evonik Industries AG	6,527	206,732
Fresenius Medical Care AG & Co. KGaA	6,066	427,481
Fresenius SE & Co. KGaA	12,535	602,674
FUCHS PETROLUB SE (Preference)(q)	2,163	101,197
GEA Group AG	4,775	218,831
Hannover Rueck SE	1,877	328,746
HeidelbergCement AG	4,331	324,819
HelloFresh SE*	4,880	451,792
Henkel AG & Co. KGaA	3,234	279,036
Henkel AG & Co. KGaA (Preference)(q)	5,579	517,964
Infineon Technologies AG	121,851	5,009,191
KION Group AG	2,246	210,173
Knorr-Bremse AG	2,258	242,305
LANXESS AG	2,586	175,848
LEG Immobilien SE	2,081	294,424
Merck KGaA	4,009	871,793
MTU Aero Engines AG	1,664	376,251
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,252	1,165,452
Nemetschek SE	1,797	188,872
Porsche Automobil Holding SE (Preference)(q)	4,528	451,234
Puma SE	3,277	366,237
Rational AG	159	149,928
RWE AG	19,958	705,542
SAP SE	90,823	12,304,123
Sartorius AG (Preference)(q)	816	519,668
Scout24 AG(m)	2,479	172,074
Siemens AG (Registered)	23,448	3,854,310
Siemens Energy AG*	11,525	309,704
Siemens Healthineers AG(m)	8,644	562,466
Symrise AG	3,825	504,603
TeamViewer AG(m)*	5,007	147,640
Telefonica Deutschland Holding AG	30,918	88,008
Uniper SE	2,848	118,878
United Internet AG (Registered), Class G	3,019	117,474
Vitesco Technologies Group AG*	1	35
Volkswagen AG(x)	1,010	313,585
Volkswagen AG (Preference)(q)	5,633	1,261,875
Vonovia SE	16,751	1,006,955
Zalando SE(m)(x)*	6,833	627,885

		57,205,759

Hong Kong (0.8%)
AIA Group Ltd.	363,400	4,184,239
CK Asset Holdings Ltd.	62,264	357,843
CK Infrastructure Holdings Ltd.	17,500	97,229
CLP Holdings Ltd.	48,000	461,680
Hang Lung Properties Ltd.	63,000	143,211
Hang Seng Bank Ltd.	22,400	382,294
Henderson Land Development Co. Ltd.	39,474	149,846
HK Electric Investments & HK Electric Investments Ltd.(m)	73,500	72,968
HKT Trust & HKT Ltd.	118,260	161,735
Hong Kong & China Gas Co. Ltd.(x)	332,856	504,186
Hong Kong Exchanges & Clearing Ltd.	92,128	5,592,009
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	30,100	140,868
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	6,200	29,673
Jardine Matheson Holdings Ltd.	6,700	355,100
Link REIT (REIT)	62,100	530,719
Melco Resorts & Entertainment Ltd. (ADR)*	6,681	68,413
MTR Corp. Ltd.	48,000	257,698
New World Development Co. Ltd	47,095	191,098
Power Assets Holdings Ltd.	43,000	252,006
Sino Land Co. Ltd.	93,001	125,128
Sun Hung Kai Properties Ltd.	40,500	503,308
Swire Pacific Ltd., Class A	13,500	80,017
Swire Properties Ltd.	36,400	91,076
Techtronic Industries Co. Ltd.	41,500	813,543
WH Group Ltd.(m)	229,466	163,240
Wharf Real Estate Investment Co. Ltd.	52,100	269,165
Xinyi Glass Holdings Ltd.	56,000	166,347

		16,144,639

India (2.5%)
Asian Paints Ltd.	50,344	2,184,388
Bharti Airtel Ltd.*	87,853	805,422
DLF Ltd.	1,720,693	9,530,607
Eicher Motors Ltd.	34,926	1,302,645
HDFC Bank Ltd. (ADR)	43,515	3,180,511
Hindalco Industries Ltd.	416,394	2,726,794
Housing Development Finance Corp. Ltd.	161,284	5,902,149
ICICI Bank Ltd.	482,025	4,530,906
ICICI Bank Ltd. (ADR)	291,151	5,494,019
ICICI Prudential Life Insurance Co. Ltd.(m)	261,214	2,338,336
Infosys Ltd.	140,248	3,122,182
Infosys Ltd. (ADR)	59,689	1,328,080
Mahindra & Mahindra Financial Services Ltd.	377,625	939,510
Mahindra & Mahindra Ltd.	169,539	1,822,515
Reliance Industries Ltd.	75,666	2,558,827
Reliance Industries Ltd. - Partly Paid	138,584	3,484,347
Shree Cement Ltd.	3,933	1,526,585

		52,777,823

Indonesia (0.3%)
Bank Central Asia Tbk. PT	1,614,500	3,949,074
Bank Mandiri Persero Tbk. PT	3,897,000	1,656,064
Bukalapak.com PT Tbk.*	15,277,000	917,954

		6,523,092

Ireland (0.2%)
CRH plc	24,023	1,120,577
Flutter Entertainment plc*	5,036	995,576
Kerry Group plc, Class A	4,771	638,760
Kingspan Group plc	4,797	474,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Smurfit Kappa Group plc	7,628	$399,874

		3,629,291

Israel (0.1%)
Azrieli Group Ltd.	1,321	118,782
Bank Hapoalim BM	35,343	310,287
Bank Leumi Le-Israel BM	42,148	357,773
Check Point Software Technologies Ltd.*	3,285	371,336
Elbit Systems Ltd.	807	117,082
ICL Group Ltd.	23,882	173,713
Israel Discount Bank Ltd., Class A*	36,231	191,291
Mizrahi Tefahot Bank Ltd.	4,152	139,789
Nice Ltd.*	1,953	552,466
Teva Pharmaceutical Industries Ltd. (ADR)*	34,129	332,416
Wix.com Ltd.*	1,647	322,763

		2,987,698

Italy (0.6%)
Amplifon SpA	3,875	184,661
Assicurazioni Generali SpA	34,325	730,259
Atlantia SpA*	15,422	291,550
Brunello Cucinelli SpA*	18,908	1,037,077
Davide Campari-Milano NV	16,268	229,006
DiaSorin SpA	734	154,051
Enel SpA	250,149	1,920,528
Eni SpA	76,299	1,015,865
Ferrari NV	3,798	795,080
FinecoBank Banca Fineco SpA*	17,579	318,577
Infrastrutture Wireless Italiane SpA(m)	10,460	116,647
Intesa Sanpaolo SpA	506,229	1,436,179
Mediobanca Banca di Credito Finanziario SpA*	19,331	233,516
Moncler SpA	6,291	384,762
Nexi SpA(m)*	13,678	255,187
Poste Italiane SpA(m)	16,309	224,459
Prysmian SpA	7,929	278,155
Recordati Industria Chimica e Farmaceutica SpA	3,312	192,651
Snam SpA	58,340	323,382
Telecom Italia SpA (Aquis Stock Exchange)	178,108	72,009
Telecom Italia SpA (Turquoise Stock Exchange)	277,848	108,884
Terna - Rete Elettrica Nazionale	43,793	310,617
UniCredit SpA	66,055	873,746

		11,486,848

Japan (7.8%)
ABC-Mart, Inc.	700	39,631
Acom Co. Ltd.(x)	12,300	45,124
Advantest Corp.	6,200	555,469
Aeon Co. Ltd.	19,400	510,541
AGC, Inc.	6,000	307,092
Aisin Corp.	4,600	167,182
Ajinomoto Co., Inc.	14,400	426,093
ANA Holdings, Inc.(x)*	4,400	114,236
Asahi Group Holdings Ltd.	14,200	687,876
Asahi Intecc Co. Ltd.	6,400	175,587
Asahi Kasei Corp.	38,800	414,140
Astellas Pharma, Inc.	56,400	929,960
Azbil Corp.	3,800	163,335
Bandai Namco Holdings, Inc.	6,200	465,589
Bridgestone Corp.	17,200	815,732
Brother Industries Ltd.(x)	6,900	151,819
Canon, Inc.	30,000	737,914
Capcom Co. Ltd.	21,600	599,951
Casio Computer Co. Ltd.(x)	5,800	96,173
Central Japan Railway Co.	4,500	719,240
Chiba Bank Ltd. (The)(x)	16,500	106,238
Chubu Electric Power Co., Inc.(x)	20,100	238,427
Chugai Pharmaceutical Co. Ltd.	20,200	739,975
Concordia Financial Group Ltd.(x)	33,900	133,754
Cosmos Pharmaceutical Corp.	600	102,326
CyberAgent, Inc.	12,600	244,025
Dai Nippon Printing Co. Ltd.	7,000	169,524
Daifuku Co. Ltd.	3,200	300,904
Dai-ichi Life Holdings, Inc.	31,400	683,704
Daiichi Sankyo Co. Ltd.	53,700	1,432,599
Daikin Industries Ltd.	7,600	1,634,674
Daito Trust Construction Co. Ltd.(x)	2,000	233,506
Daiwa House Industry Co. Ltd.	17,500	584,440
Daiwa House REIT Investment Corp. (REIT)	69	202,182
Daiwa Securities Group, Inc.(x)	45,000	262,857
Denso Corp.	13,100	858,778
Dentsu Group, Inc.	6,686	257,220
Disco Corp.	900	251,927
East Japan Railway Co.	9,037	633,904
Eisai Co. Ltd.	7,400	557,260
ENEOS Holdings, Inc.(x)	94,933	387,654
FANUC Corp.	16,618	3,637,906
Fast Retailing Co. Ltd.	1,800	1,326,645
Fuji Electric Co. Ltd.	3,900	177,711
FUJIFILM Holdings Corp.	11,100	957,153
Fujitsu Ltd.	6,100	1,107,825
GLP J-REIT (REIT)	128	210,402
GMO Payment Gateway, Inc.	1,200	152,034
Hakuhodo DY Holdings, Inc.	6,400	110,414
Hamamatsu Photonics KK	4,300	266,747
Hankyu Hanshin Holdings, Inc.	7,100	224,013
Harmonic Drive Systems, Inc.(x)	1,000	48,227
Hikari Tsushin, Inc.	600	101,459
Hino Motors Ltd.	8,900	83,485
Hirose Electric Co. Ltd.(x)	949	158,031
Hisamitsu Pharmaceutical Co., Inc.	1,700	64,485
Hitachi Construction Machinery Co. Ltd.	3,200	90,647
Hitachi Ltd.	29,340	1,739,680
Hitachi Metals Ltd.*	6,700	129,819
Honda Motor Co. Ltd.	50,000	1,542,016
Hoshizaki Corp.	1,700	154,788
Hoya Corp.	11,300	1,767,296
Hulic Co. Ltd.	8,400	93,648
Ibiden Co. Ltd.	3,300	182,429
Idemitsu Kosan Co. Ltd.(x)	5,839	154,147
Iida Group Holdings Co. Ltd.(x)	4,600	118,397
Inpex Corp.	31,900	249,656
Isuzu Motors Ltd.	17,200	225,973
Ito En Ltd.	1,700	112,890
ITOCHU Corp.(x)	36,100	1,057,424
Itochu Techno-Solutions Corp.	2,900	94,675
Japan Airlines Co. Ltd.*	4,688	111,591
Japan Exchange Group, Inc.	15,800	392,123
Japan Metropolitan Fund Invest (REIT)	218	209,577
Japan Post Bank Co. Ltd.	10,800	92,430
Japan Post Holdings Co. Ltd.*	48,900	411,570
Japan Post Insurance Co. Ltd.	7,000	126,688
Japan Real Estate Investment Corp. (REIT)	39	233,614
Japan Tobacco, Inc.	36,000	706,839
JFE Holdings, Inc.(x)	15,300	228,295
JSR Corp.	6,300	228,369
Kajima Corp.(x)	14,000	180,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kakaku.com, Inc.	3,700	$119,783
Kansai Electric Power Co., Inc. (The)	21,900	212,528
Kansai Paint Co. Ltd.	5,500	136,756
Kao Corp.	15,000	893,730
KDDI Corp.(x)	49,400	1,632,547
Keio Corp.	3,200	171,317
Keisei Electric Railway Co. Ltd.	3,599	119,381
Keyence Corp.	21,972	13,165,295
Kikkoman Corp.(x)	4,500	365,694
Kintetsu Group Holdings Co. Ltd.*	5,300	178,889
Kirin Holdings Co. Ltd.	25,600	475,495
Kobayashi Pharmaceutical Co. Ltd.	1,800	142,552
Kobe Bussan Co. Ltd.	3,900	127,328
Koei Tecmo Holdings Co. Ltd.	1,740	82,765
Koito Manufacturing Co. Ltd.	3,300	198,426
Komatsu Ltd.	26,200	629,994
Konami Holdings Corp.	2,900	181,986
Kose Corp.	1,000	119,861
Kubota Corp.	31,900	680,529
Kurita Water Industries Ltd.	3,100	149,772
Kyocera Corp.	9,900	618,896
Kyowa Kirin Co. Ltd.	8,400	302,910
Lasertec Corp.	2,300	522,441
Lawson, Inc.	1,400	68,737
Lion Corp.	7,000	113,244
Lixil Corp.	8,300	241,189
M3, Inc.	13,700	978,037
Makita Corp.	7,000	382,001
Marubeni Corp.(x)	48,400	397,115
Mazda Motor Corp.*	17,660	153,785
McDonald’s Holdings Co. Japan Ltd.	2,110	99,593
Medipal Holdings Corp.	4,900	92,431
Meiji Holdings Co. Ltd.	3,744	241,974
Mercari, Inc.*	3,100	170,660
Minebea Mitsumi, Inc.	11,300	288,537
MISUMI Group, Inc.	8,800	373,949
Mitsubishi Chemical Holdings Corp.	39,900	364,589
Mitsubishi Corp.	38,300	1,198,127
Mitsubishi Electric Corp.	54,800	762,181
Mitsubishi Estate Co. Ltd.	35,100	558,972
Mitsubishi Gas Chemical Co., Inc.	4,300	84,920
Mitsubishi HC Capital, Inc.	20,500	107,729
Mitsubishi Heavy Industries Ltd.	10,000	269,985
Mitsubishi UFJ Financial Group, Inc.(x)	374,700	2,187,664
Mitsui & Co. Ltd.(x)	46,800	1,015,243
Mitsui Chemicals, Inc.	5,700	191,377
Mitsui Fudosan Co. Ltd.	28,500	678,867
Miura Co. Ltd.	2,700	108,326
Mizuho Financial Group, Inc.(x)	73,153	1,029,847
MonotaRO Co. Ltd.	7,800	176,010
MS&AD Insurance Group Holdings, Inc.	13,807	460,687
Murata Manufacturing Co. Ltd.	123,609	11,003,032
Nabtesco Corp.	3,400	128,795
NEC Corp.	7,600	412,568
Nexon Co. Ltd.	13,900	224,261
NGK Insulators Ltd.	8,000	135,854
NH Foods Ltd.	2,500	94,568
Nidec Corp.	107,112	11,882,494
Nihon M&A Center Holdings, Inc.	9,400	276,995
Nintendo Co. Ltd.	3,400	1,653,960
Nippon Building Fund, Inc. (REIT)	46	298,803
Nippon Express Co. Ltd.	2,300	158,465
Nippon Paint Holdings Co. Ltd.	22,100	240,410
Nippon Prologis REIT, Inc. (REIT)	64	214,018
Nippon Sanso Holdings Corp.	4,700	118,277
Nippon Shinyaku Co. Ltd.	1,500	124,966
Nippon Steel Corp.	26,591	475,893
Nippon Telegraph & Telephone Corp.	39,036	1,079,153
Nippon Yusen KK(x)	5,000	376,092
Nissan Chemical Corp.	3,800	221,801
Nissan Motor Co. Ltd.*	72,200	362,094
Nisshin Seifun Group, Inc.	6,180	103,031
Nissin Foods Holdings Co. Ltd.	2,000	160,763
Nitori Holdings Co. Ltd.	2,500	491,831
Nitto Denko Corp.	4,300	306,424
Nomura Holdings, Inc.	95,500	469,399
Nomura Real Estate Holdings, Inc.	3,500	91,211
Nomura Real Estate Master Fund, Inc. (REIT)	132	190,216
Nomura Research Institute Ltd.	9,954	366,850
NSK Ltd.(x)	10,900	73,976
NTT Data Corp.	19,600	379,738
Obayashi Corp.(x)	20,200	167,726
Obic Co. Ltd.	2,200	420,964
Odakyu Electric Railway Co. Ltd.	9,300	215,437
Oji Holdings Corp.	25,300	127,663
Olympus Corp.	35,000	768,644
Omron Corp.	60,600	6,006,519
Ono Pharmaceutical Co. Ltd.	11,500	262,285
Oracle Corp. (Tokyo Stock Exchange)	1,100	96,785
Oriental Land Co. Ltd.	6,200	1,004,089
ORIX Corp.	37,800	706,405
Orix JREIT, Inc. (REIT)	78	135,871
Osaka Gas Co. Ltd.	11,700	215,053
Otsuka Corp.	3,500	179,936
Otsuka Holdings Co. Ltd.	12,100	515,807
Pan Pacific International Holdings Corp.	12,800	265,284
Panasonic Corp.	66,500	825,408
PeptiDream, Inc.*	2,800	91,156
Persol Holdings Co. Ltd.	5,500	137,814
Pigeon Corp.	3,400	79,180
Pola Orbis Holdings, Inc.	2,900	66,891
Rakuten Group, Inc.	27,000	261,272
Recruit Holdings Co. Ltd.	41,600	2,536,573
Renesas Electronics Corp.*	38,600	476,276
Resona Holdings, Inc.(x)	66,505	264,693
Ricoh Co. Ltd.(x)	20,900	214,468
Rinnai Corp.	1,100	120,548
Rohm Co. Ltd.	2,700	254,356
Ryohin Keikaku Co. Ltd.	7,200	160,187
Santen Pharmaceutical Co. Ltd.	11,200	158,048
SBI Holdings, Inc.	7,560	186,522
SCSK Corp.	4,800	101,503
Secom Co. Ltd.	6,500	471,667
Seiko Epson Corp.(x)	8,700	175,526
Sekisui Chemical Co. Ltd.	11,700	201,440
Sekisui House Ltd.	19,000	399,268
Seven & i Holdings Co. Ltd.	22,900	1,039,191
SG Holdings Co. Ltd.	10,000	284,351
Sharp Corp.(x)	6,699	84,810
Shimadzu Corp.	7,400	325,055
Shimano, Inc.	2,300	670,036
Shimizu Corp.(x)	17,200	129,627
Shin-Etsu Chemical Co. Ltd.	10,900	1,838,445
Shionogi & Co. Ltd.	8,200	561,745
Shiseido Co. Ltd.	12,100	815,499
Shizuoka Bank Ltd. (The)(x)	13,900	114,356
SMC Corp.	1,800	1,126,130
SoftBank Corp.	87,200	1,183,938
SoftBank Group Corp.	37,000	2,138,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sohgo Security Services Co. Ltd.	2,200	$99,334
Sompo Holdings, Inc.(x)	9,881	427,938
Sony Group Corp.	38,700	4,309,687
Square Enix Holdings Co. Ltd.	2,700	142,273
Stanley Electric Co. Ltd.	3,800	95,786
Subaru Corp.	19,100	354,698
SUMCO Corp.	8,400	168,653
Sumitomo Chemical Co. Ltd.(x)	46,400	242,044
Sumitomo Corp.(x)	34,900	487,947
Sumitomo Dainippon Pharma Co. Ltd.(x)	4,700	83,974
Sumitomo Electric Industries Ltd.(x)	23,500	313,493
Sumitomo Metal Mining Co. Ltd.	7,700	277,874
Sumitomo Mitsui Financial Group, Inc.(x)	40,007	1,399,660
Sumitomo Mitsui Trust Holdings, Inc.	10,502	359,669
Sumitomo Realty & Development Co. Ltd.	9,600	350,306
Suntory Beverage & Food Ltd.	4,300	178,633
Suzuki Motor Corp.	11,400	508,135
Sysmex Corp.	5,100	630,009
T&D Holdings, Inc.	16,700	228,083
Taisei Corp.	5,900	189,968
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	64,315
Takeda Pharmaceutical Co. Ltd.	48,390	1,604,021
TDK Corp.	128,400	4,638,735
Terumo Corp.	20,000	940,290
THK Co. Ltd.	3,700	81,576
TIS, Inc.	6,700	183,126
Tobu Railway Co. Ltd.	5,900	159,101
Toho Co. Ltd.	3,400	160,399
Toho Gas Co. Ltd.(x)	2,300	100,478
Tohoku Electric Power Co., Inc.(x)	11,400	83,995
Tokio Marine Holdings, Inc.(x)	19,100	1,024,286
Tokyo Century Corp.(x)	1,000	56,445
Tokyo Electric Power Co. Holdings, Inc.*	47,500	136,232
Tokyo Electron Ltd.	4,600	2,027,691
Tokyo Gas Co. Ltd.	11,700	217,889
Tokyu Corp.	15,600	232,306
Toppan, Inc.	8,200	139,463
Toray Industries, Inc.	43,200	275,898
Toshiba Corp.	12,800	536,753
Tosoh Corp.	8,100	146,984
TOTO Ltd.	4,400	209,054
Toyo Suisan Kaisha Ltd.	2,700	119,918
Toyota Industries Corp.	4,500	369,704
Toyota Motor Corp.	324,870	5,811,342
Toyota Tsusho Corp.	6,600	276,595
Trend Micro, Inc.	4,200	234,301
Tsuruha Holdings, Inc.	1,100	135,895
Unicharm Corp.	12,500	554,399
United Urban Investment Corp. (REIT)	92	124,460
USS Co. Ltd.	6,800	116,336
Welcia Holdings Co. Ltd.	2,900	104,264
West Japan Railway Co.	6,500	323,683
Yakult Honsha Co. Ltd.	4,000	202,802
Yamada Holdings Co. Ltd.	21,100	88,810
Yamaha Corp.	4,200	264,046
Yamaha Motor Co. Ltd.	8,700	242,249
Yamato Holdings Co. Ltd.	9,100	230,701
Yaskawa Electric Corp.	7,400	355,975
Yokogawa Electric Corp.	6,500	113,654
Z Holdings Corp.	82,600	530,086
ZOZO, Inc.	4,000	149,778

		166,339,460

Jordan (0.0%)
Hikma Pharmaceuticals plc	5,341	175,710

Luxembourg (0.1%)
ArcelorMittal SA	21,487	648,342
Eurofins Scientific SE	4,123	528,721

		1,177,063

Macau (0.0%)
Galaxy Entertainment Group Ltd.*	63,000	317,869
Sands China Ltd.*	75,587	154,904
SJM Holdings Ltd.(x)*	52,000	35,183
Wynn Macau Ltd.(x)*	42,000	35,081

		543,037

Malta (0.0%)
BGP Holdings plc(r)*	796,081	—

Mexico (0.6%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	225,130	4,199,613
Grupo Financiero Banorte SAB de CV, Class O	521,173	3,340,163
Wal-Mart de Mexico SAB de CV	1,172,896	3,974,715

		11,514,491

Netherlands (1.7%)
ABN AMRO Bank NV (CVA)(m)*	13,166	189,442
Adyen NV(m)*	606	1,685,020
Aegon NV	55,694	285,932
Akzo Nobel NV	5,948	647,683
Argenx SE*	1,427	414,894
ASM International NV	1,462	570,823
ASML Holding NV	15,967	11,778,414
ASML Holding NV (Registered) (NYRS)	7,794	5,807,387
EXOR NV	3,376	284,485
Heineken Holding NV	3,305	287,301
Heineken NV	7,848	815,821
ING Groep NV	119,663	1,736,810
JDE Peet’s NV	2,217	65,852
Koninklijke Ahold Delhaize NV	32,492	1,077,217
Koninklijke DSM NV	5,357	1,070,751
Koninklijke KPN NV	104,725	328,426
Koninklijke Philips NV	28,215	1,250,570
Koninklijke Vopak NV	2,153	84,638
NN Group NV	8,208	428,356
Randstad NV(x)	3,722	248,743
Royal Dutch Shell plc, Class A	125,707	2,777,108
Royal Dutch Shell plc, Class B	113,598	2,516,686
uniQure NV*	25,237	807,836
Universal Music Group NV*	21,384	572,562
Wolters Kluwer NV	8,095	855,665

		36,588,422

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)(x)*	22,915	102,022
Auckland International Airport Ltd.*	38,801	208,596
Fisher & Paykel Healthcare Corp. Ltd.	17,951	394,709
Mercury NZ Ltd.	18,569	83,064
Meridian Energy Ltd.	39,738	134,748
Ryman Healthcare Ltd.(x)	13,059	135,098
Spark New Zealand Ltd.	57,640	190,037
Xero Ltd.*	4,108	409,387

		1,657,661

Norway (0.1%)
DNB Bank ASA	27,657	627,902
Equinor ASA	30,256	771,025
Gjensidige Forsikring ASA	5,811	128,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mowi ASA	13,681	$345,278
Norsk Hydro ASA	41,858	312,357
Orkla ASA	23,377	214,234
Schibsted ASA, Class A	2,276	108,162
Schibsted ASA, Class B	3,030	128,189
Telenor ASA(x)	20,314	341,203

		2,977,038

Panama (0.2%)
Copa Holdings SA, Class A*	44,430	3,615,713

Poland (0.3%)
Allegro.eu SA(m)*	126,629	1,841,359
InPost SA*	6,225	102,682
LPP SA	1,338	4,930,727

		6,874,768

Portugal (0.0%)
EDP - Energias de Portugal SA	81,585	427,970
Galp Energia SGPS SA	15,602	176,692
Jeronimo Martins SGPS SA	7,835	156,016

		760,678

Russia (1.3%)
Coca-Cola HBC AG*	6,237	200,468
Evraz plc	14,018	111,847
Fix Price Group Ltd. (Cboe Europe) (GDR)(m)	103,499	923,135
Fix Price Group Ltd. (London stock Exchange) (GDR)§	158,128	1,420,780
LUKOIL PJSC (ADR)	40,816	3,863,643
Novatek PJSC (GDR)(m)	22,575	5,870,778
Ozon Holdings plc (ADR)(x)*	41,597	2,098,569
TCS Group Holding plc (GDR)(m)	82,084	7,473,582
Yandex NV, Class A*	67,877	5,409,118

		27,371,920

Saudi Arabia (0.0%)
Delivery Hero SE(m)*	5,000	640,276

Singapore (0.3%)
Ascendas REIT (REIT)	102,115	224,751
CapitaLand Integrated Commercial Trust (REIT)	153,269	227,832
Capitaland Investment Ltd.*	73,400	183,797
City Developments Ltd.	11,200	56,523
DBS Group Holdings Ltd.	56,000	1,243,531
Genting Singapore Ltd.	188,257	99,159
Keppel Corp. Ltd.	45,300	172,149
Mapletree Commercial Trust (REIT)	67,100	101,918
Mapletree Logistics Trust (REIT)	93,346	139,241
Oversea-Chinese Banking Corp. Ltd.	104,578	875,465
Singapore Airlines Ltd.*	41,750	152,709
Singapore Exchange Ltd.	25,000	182,936
Singapore Technologies Engineering Ltd.	43,300	120,978
Singapore Telecommunications Ltd.	256,100	462,078
United Overseas Bank Ltd.	36,767	695,399
UOL Group Ltd.	14,743	74,111
Venture Corp. Ltd.	8,000	105,427

		5,118,004

South Africa (0.8%)
Anglo American Platinum Ltd.	24,436	2,114,788
Anglo American plc (Johannesburg Stock Exchange)	197,262	6,978,383
Anglo American plc (London stock Exchange)	39,692	1,369,170
Capitec Bank Holdings Ltd.	32,608	3,940,235
Clicks Group Ltd.	41,389	761,986
Mr Price Group Ltd.	139,637	1,865,327

		17,029,889

South Korea (1.3%)
Hyundai Motor Co.	6,540	1,089,712
Kakao Corp.	18,044	1,767,645
KakaoBank Corp.*	3,964	229,001
Kia Corp.	16,691	1,127,737
LG Chem Ltd.	2,017	1,317,500
NAVER Corp.	5,141	1,675,166
Samsung Electronics Co. Ltd.	269,390	16,766,512
Samsung SDI Co. Ltd.	4,180	2,514,525
SK Hynix, Inc.	7,424	640,175

		27,127,973

Spain (0.7%)
ACS Actividades de Construccion y Servicios SA	7,662	205,430
Aena SME SA(m)*	2,169	374,133
Amadeus IT Group SA*	13,634	895,652
Banco Bilbao Vizcaya Argentaria SA	206,661	1,363,242
Banco Santander SA	531,509	1,925,182
CaixaBank SA	138,363	429,045
Cellnex Telecom SA(m)	15,790	973,326
EDP Renovaveis SA	8,969	220,885
Enagas SA	7,747	172,174
Endesa SA	10,055	202,793
Ferrovial SA	14,058	407,715
Grifols SA	9,230	225,055
Iberdrola SA	181,477	1,812,513
Industria de Diseno Textil SA	86,376	3,142,577
Naturgy Energy Group SA	9,086	228,752
Red Electrica Corp. SA	13,473	269,303
Repsol SA	43,992	571,389
Siemens Gamesa Renewable Energy SA*	7,420	187,556
Telefonica SA(x)	156,680	730,281

		14,337,003

Sweden (1.3%)
Alfa Laval AB	9,144	340,726
Assa Abloy AB, Class B	186,959	5,420,916
Atlas Copco AB, Class A	118,186	7,169,199
Atlas Copco AB, Class B	11,690	597,588
Boliden AB*	8,644	278,079
Electrolux AB(x)	7,020	162,109
Embracer Group AB*	13,734	132,029
Epiroc AB, Class A	20,663	425,913
Epiroc AB, Class B	12,138	214,463
EQT AB	8,886	366,013
Essity AB, Class B	18,153	563,441
Evolution AB(m)	5,132	780,108
Fastighets AB Balder, Class B*	3,334	199,975
H & M Hennes & Mauritz AB, Class B*	22,732	460,890
Hexagon AB, Class B	61,300	944,521
Husqvarna AB, Class B	12,854	153,347
ICA Gruppen AB	3,130	143,514
Industrivarden AB, Class C	4,970	153,119
Industrivarden AB, Class A	3,326	106,010
Investment AB Latour, Class B	4,608	142,577
Investor AB, Class B	55,844	1,195,716
Kinnevik AB, Class B(x)*	7,529	265,464
L E Lundbergforetagen AB, Class B	2,221	121,289
Lundin Energy AB(x)	6,230	231,268
Nibe Industrier AB, Class B	43,270	543,508
Sandvik AB	34,150	779,376
Securitas AB, Class B	9,746	154,564
Sinch AB(m)*	15,505	298,788
Skandinaviska Enskilda Banken AB, Class A	50,616	713,186
Skanska AB, Class B	10,666	267,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SKF AB, Class B	11,878	$279,546
Svenska Cellulosa AB SCA, Class B	17,463	269,851
Svenska Handelsbanken AB, Class A	45,511	510,528
Swedbank AB, Class A	28,198	570,371
Swedish Match AB	50,485	442,759
Tele2 AB, Class B(x)	15,589	230,285
Telefonaktiebolaget LM Ericsson, Class B(x)	89,464	1,011,155
Telia Co. AB	83,070	342,516
Volvo AB, Class A	6,233	141,306
Volvo AB, Class B	43,394	974,947

		28,098,288

Switzerland (2.5%)
ABB Ltd. (Registered)	53,165	1,772,103
Adecco Group AG (Registered)	4,823	241,540
Alcon, Inc.	15,168	1,228,754
Baloise Holding AG (Registered)	1,286	196,082
Banque Cantonale Vaudoise (Registered)	891	67,760
Barry Callebaut AG (Registered)	111	251,130
Chocoladefabriken Lindt & Spruengli AG	32	358,478
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	469,701
Cie Financiere Richemont SA (Registered)	16,000	1,649,815
Clariant AG (Registered)*	6,089	114,082
Credit Suisse Group AG (Registered)	78,183	775,168
EMS-Chemie Holding AG (Registered)	221	208,012
Geberit AG (Registered)	1,120	822,934
Givaudan SA (Registered)	280	1,278,850
Holcim Ltd.*	15,850	762,552
Julius Baer Group Ltd.	6,567	434,351
Kuehne + Nagel International AG (Registered)	1,673	568,481
Logitech International SA (Registered)	5,388	477,182
Lonza Group AG (Registered)	4,690	3,513,705
Nestle SA (Registered)	88,306	10,624,881
Novartis AG (Registered)	68,056	5,583,329
Partners Group Holding AG	698	1,086,584
Roche Holding AG	21,534	7,857,837
Roche Holding AG CHF 1	996	408,933
Schindler Holding AG	1,267	339,035
Schindler Holding AG (Registered)	626	160,944
SGS SA (Registered)	188	546,659
Sika AG (Registered)	4,346	1,374,618
Sonova Holding AG (Registered)	1,647	621,164
STMicroelectronics NV	21,167	922,828
Straumann Holding AG (Registered)	322	576,221
Swatch Group AG (The)	901	236,185
Swatch Group AG (The) (Registered)	1,422	73,232
Swiss Life Holding AG (Registered)	996	505,059
Swiss Prime Site AG (Registered)	2,365	230,317
Swisscom AG (Registered)	806	462,796
Temenos AG (Registered)	2,079	282,345
UBS Group AG (Registered)	112,370	1,795,670
Vifor Pharma AG	1,334	172,726
Zur Rose Group AG*	4,227	1,677,579
Zurich Insurance Group AG	4,612	1,880,535

		52,610,157

Taiwan (2.2%)
ASE Technology Holding Co. Ltd.	1,226,282	4,773,506
Delta Electronics, Inc.	633,000	5,694,625
MediaTek, Inc.	70,000	2,256,331
Novatek Microelectronics Corp.	134,000	1,945,433
Sea Ltd. (ADR)*	21,926	6,988,474
Taiwan Semiconductor Manufacturing Co. Ltd.	1,211,133	24,974,828

		46,633,197

United Kingdom (3.3%)
3i Group plc	28,812	496,284
Aberdeen plc	68,559	235,376
Admiral Group plc	6,002	250,485
Ashtead Group plc	13,757	1,043,560
Associated British Foods plc	11,088	275,503
AstraZeneca plc	47,481	5,715,980
Auto Trader Group plc(m)	30,072	237,957
AVEVA Group plc	3,561	171,982
Aviva plc	122,395	651,439
BAE Systems plc	100,228	757,568
Barclays plc	521,430	1,329,848
Barratt Developments plc	31,695	279,692
Berkeley Group Holdings plc	3,528	206,658
BP plc	620,464	2,810,731
British American Tobacco plc	66,816	2,331,170
British Land Co. plc (The) (REIT)	27,402	180,977
BT Group plc*	267,559	574,634
Bunzl plc	9,779	323,045
Burberry Group plc	12,599	306,764
CK Hutchison Holdings Ltd.	80,764	535,572
CNH Industrial NV	31,850	539,292
Coca-Cola Europacific Partners plc	5,944	328,644
Compass Group plc*	54,681	1,118,790
Croda International plc	4,320	493,324
DCC plc	3,068	253,936
Diageo plc	71,681	3,453,809
Direct Line Insurance Group plc	43,011	167,811
Entain plc*	18,209	521,250
Experian plc	28,425	1,180,798
Farfetch Ltd., Class A*	89,817	3,366,341
GlaxoSmithKline plc	154,219	2,910,963
Halma plc	11,800	450,120
Hargreaves Lansdown plc	11,072	212,560
HSBC Holdings plc	626,080	3,275,354
Imperial Brands plc	28,248	589,517
Informa plc*	46,754	342,590
InterContinental Hotels Group plc*	5,685	364,540
Intertek Group plc	5,026	335,535
J Sainsbury plc	51,928	198,848
JD Sports Fashion plc	16,055	226,037
Johnson Matthey plc	6,024	217,274
Just Eat Takeaway.com NV(m)*	5,582	406,763
Kingfisher plc	65,697	297,230
Land Securities Group plc (REIT)	21,924	204,061
Legal & General Group plc	178,629	674,553
Linde plc	7,769	2,279,269
Lloyds Banking Group plc	2,150,825	1,337,921
London Stock Exchange Group plc	10,100	1,009,066
M&G plc	80,922	221,469
Melrose Industries plc	136,091	314,916
National Grid plc	109,738	1,305,366
NatWest Group plc	173,872	527,603
Next plc	4,145	454,567
Ocado Group plc*	14,139	314,470
Pearson plc	23,459	224,299
Persimmon plc	9,283	330,790
Phoenix Group Holdings plc	18,661	161,368
Prudential plc	269,624	5,234,120
Reckitt Benckiser Group plc	21,960	1,718,795
RELX plc (London Stock Exchange)	17,482	503,787
RELX plc (Turquoise Stock Exchange)	41,772	1,206,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Rentokil Initial plc	57,716	$452,177
Rolls-Royce Holdings plc*	260,442	489,979
Sage Group plc (The)	31,545	301,077
Schroders plc	3,869	185,820
Segro plc (REIT)	37,069	594,824
Severn Trent plc	7,435	259,992
Smith & Nephew plc	26,094	448,127
Smiths Group plc	12,392	237,542
Spirax-Sarco Engineering plc	2,287	459,615
SSE plc	32,361	679,533
St James’s Place plc	16,751	339,357
Standard Chartered plc	79,147	463,849
Taylor Wimpey plc	113,469	234,346
Tesco plc	240,145	814,498
Unilever plc (Cboe Europe)	57,126	3,081,230
Unilever plc (London Stock Exchange)	23,178	1,252,957
United Utilities Group plc	21,224	275,966
Vodafone Group plc	857,055	1,296,416
Whitbread plc*	6,282	279,395
Wm Morrison Supermarkets plc	75,002	297,283
WPP plc	36,176	486,103

		70,919,253

United States (35.8%)
3M Co.	8,705	1,527,031
A O Smith Corp.	1,880	114,812
Abbott Laboratories	26,670	3,150,527
AbbVie, Inc.	26,585	2,867,724
ABIOMED, Inc.*	670	218,098
Accenture plc, Class A	9,540	3,052,037
Activision Blizzard, Inc.	11,700	905,463
Adobe, Inc.*	32,528	18,727,020
Advance Auto Parts, Inc.	947	197,819
Advanced Micro Devices, Inc.*	18,247	1,877,616
AES Corp. (The)	9,843	224,716
Aflac, Inc.	9,283	483,923
Agilent Technologies, Inc.	49,974	7,872,404
Air Products and Chemicals, Inc.	3,330	852,846
Akamai Technologies, Inc.*	2,427	253,840
Alaska Air Group, Inc.*	1,962	114,973
Albemarle Corp.	1,755	384,292
Alexandria Real Estate Equities, Inc. (REIT)	2,086	398,572
Align Technology, Inc.*	1,112	739,958
Allegion plc	1,308	172,891
Alliant Energy Corp.	3,674	205,671
Allstate Corp. (The)	4,448	566,275
Alphabet, Inc., Class C*	4,239	11,298,249
Alphabet, Inc., Class A*	17,486	46,749,171
Altria Group, Inc.	27,742	1,262,816
Amazon.com, Inc.*	7,449	24,470,263
Amcor plc	23,446	271,739
Ameren Corp.	3,806	308,286
American Airlines Group, Inc.*	9,229	189,379
American Electric Power Co., Inc.	7,462	605,765
American Express Co.	9,680	1,621,690
American International Group, Inc.	12,866	706,215
American Tower Corp. (REIT)	6,847	1,817,262
American Water Works Co., Inc.	2,680	453,027
Ameriprise Financial, Inc.	1,711	451,909
AmerisourceBergen Corp.	2,185	260,998
AMETEK, Inc.	3,519	436,391
Amgen, Inc.	8,543	1,816,669
Amphenol Corp., Class A	8,999	658,997
Analog Devices, Inc.	72,281	12,105,622
ANSYS, Inc.*	1,327	451,777
Anthem, Inc.	3,668	1,367,430
Aon plc, Class A	3,396	970,475
APA Corp.	5,962	127,766
Apple, Inc.	236,240	33,427,960
Applied Materials, Inc.	36,667	4,720,143
Aptiv plc*	4,036	601,243
Archer-Daniels-Midland Co.	8,415	504,984
Arista Networks, Inc.*	819	281,441
Arthur J Gallagher & Co.	3,118	463,491
Assurant, Inc.	917	144,657
AT&T, Inc.	107,411	2,901,171
Atmos Energy Corp.	1,852	163,346
Autodesk, Inc.*	3,310	943,913
Automatic Data Processing, Inc.	6,365	1,272,491
AutoZone, Inc.*	324	550,149
AvalonBay Communities, Inc. (REIT)	2,100	465,444
Avantor, Inc.*	143,669	5,876,062
Avast plc(m)	329,950	2,523,030
Avery Dennison Corp.	1,227	254,247
Baker Hughes Co.	12,463	308,210
Ball Corp.	4,816	433,296
Bank of America Corp.	111,400	4,728,930
Bank of New York Mellon Corp. (The)	11,946	619,281
Bath & Body Works, Inc.	3,983	251,048
Baxter International, Inc.	7,520	604,834
Becton Dickinson and Co.	4,320	1,061,942
Berkshire Hathaway, Inc., Class B*	27,886	7,611,205
Best Buy Co., Inc.	3,336	352,649
Biogen, Inc.*	2,242	634,464
Bio-Rad Laboratories, Inc., Class A*	324	241,688
Bio-Techne Corp.	580	281,051
BlackRock, Inc.‡	2,153	1,805,635
Boeing Co. (The)*	8,289	1,823,083
Booking Holdings, Inc.*	618	1,467,052
BorgWarner, Inc.	3,384	146,223
Boston Properties, Inc. (REIT)	2,085	225,910
Boston Scientific Corp.*	62,398	2,707,449
Bristol-Myers Squibb Co.	33,429	1,977,994
Broadcom, Inc.	6,172	2,992,988
Broadridge Financial Solutions, Inc.	1,729	288,121
Brown & Brown, Inc.	3,516	194,962
Brown-Forman Corp., Class B	2,653	177,778
Cabot Oil & Gas Corp.	5,431	118,179
Cadence Design Systems, Inc.*	4,164	630,596
Caesars Entertainment, Inc.*	3,293	369,738
Campbell Soup Co.	2,823	118,030
Capital One Financial Corp.	6,711	1,086,981
Cardinal Health, Inc.	4,639	229,445
CarMax, Inc.*	2,442	312,478
Carnival Corp.*	11,863	296,694
Carrier Global Corp.	13,053	675,623
Castle Biosciences, Inc.*	9,950	661,675
Catalent, Inc.*	2,565	341,325
Caterpillar, Inc.	8,236	1,581,065
Cboe Global Markets, Inc.	1,570	194,460
CBRE Group, Inc., Class A*	4,943	481,250
CDW Corp.	2,054	373,869
Celanese Corp.	1,627	245,091
Centene Corp.*	8,648	538,857
CenterPoint Energy, Inc.	9,299	228,755
Ceridian HCM Holding, Inc.*	2,029	228,506
Cerner Corp.	4,391	309,653
CF Industries Holdings, Inc.	3,315	185,043
CH Robinson Worldwide, Inc.	1,916	166,692
Charles River Laboratories International, Inc.*	5,358	2,211,086
Charles Schwab Corp. (The)	22,584	1,645,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Charter Communications, Inc., Class A*	1,908	$1,388,184
Chevron Corp.	29,093	2,951,485
Chipotle Mexican Grill, Inc.*	423	768,811
Chubb Ltd.	6,600	1,144,968
Church & Dwight Co., Inc.	3,881	320,454
Cigna Corp.	5,116	1,024,019
Cincinnati Financial Corp.	2,227	254,368
Cintas Corp.	1,307	497,523
Cisco Systems, Inc.	63,397	3,450,699
Citigroup, Inc.	30,490	2,139,788
Citizens Financial Group, Inc.	6,313	296,585
Citrix Systems, Inc.	1,789	192,085
Clorox Co. (The)	1,782	295,117
CME Group, Inc.	5,403	1,044,832
CMS Energy Corp.	4,312	257,556
Coca-Cola Co. (The)	58,444	3,066,557
Cognizant Technology Solutions Corp., Class A	7,907	586,778
Colgate-Palmolive Co.	12,690	959,110
Comcast Corp., Class A	68,904	3,853,801
Comerica, Inc.	1,963	158,021
Conagra Brands, Inc.	7,281	246,607
ConocoPhillips	20,145	1,365,227
Consolidated Edison, Inc.	5,165	374,927
Constellation Brands, Inc., Class A	2,526	532,203
Cooper Cos., Inc. (The)	736	304,196
Copart, Inc.*	3,289	456,250
Corning, Inc.	11,563	421,934
Corteva, Inc.	10,965	461,407
Costco Wholesale Corp.	6,650	2,988,177
Crown Castle International Corp. (REIT)	6,502	1,126,927
CSX Corp.	33,916	1,008,662
Cummins, Inc.	2,160	485,050
CVS Health Corp.	19,851	1,684,556
CyberArk Software Ltd.*	1,187	187,332
Danaher Corp.	12,941	3,939,758
Darden Restaurants, Inc.	1,951	295,518
DaVita, Inc.*	993	115,446
Deere & Co.	4,270	1,430,749
Delta Air Lines, Inc.*	9,665	411,826
Dentsply Sirona, Inc.	3,174	184,251
Devon Energy Corp.	9,904	351,691
Dexcom, Inc.*	1,455	795,681
Diamondback Energy, Inc.	2,560	242,355
Digital Realty Trust, Inc. (REIT)	4,227	610,590
Discover Financial Services	4,505	553,439
Discovery, Inc., Class A(x)*	2,583	65,557
Discovery, Inc., Class C*	5,224	126,786
DISH Network Corp., Class A*	3,522	153,066
Dollar General Corp.	3,553	753,733
Dollar Tree, Inc.*	3,544	339,232
Dominion Energy, Inc.	12,163	888,142
Domino’s Pizza, Inc.	546	260,420
Dover Corp.	2,153	334,791
Dow, Inc.	11,219	645,766
DR Horton, Inc.	4,858	407,926
DTE Energy Co.	2,918	325,970
Duke Energy Corp.	11,574	1,129,507
Duke Realty Corp. (REIT)	5,578	267,019
Dun & Bradstreet Holdings, Inc.*	24,532	412,383
DuPont de Nemours, Inc.	7,869	535,013
DXC Technology Co.*	3,523	118,408
Eastman Chemical Co.	2,053	206,819
Eaton Corp. plc	5,996	895,263
eBay, Inc.	9,750	679,282
Ecolab, Inc.	3,744	781,073
Edison International	5,985	331,988
Edwards Lifesciences Corp.*	9,377	1,061,570
Electronic Arts, Inc.	4,281	608,972
Eli Lilly and Co.	11,944	2,759,661
Emerson Electric Co.	8,993	847,141
Enphase Energy, Inc.*	2,060	308,938
Entergy Corp.	3,162	314,018
EOG Resources, Inc.	8,727	700,516
EPAM Systems, Inc.*	8,130	4,638,002
Equifax, Inc.	27,424	6,949,790
Equinix, Inc. (REIT)	1,350	1,066,675
Equity Residential (REIT)	5,126	414,796
Essex Property Trust, Inc. (REIT)	1,025	327,733
Estee Lauder Cos., Inc. (The), Class A	3,489	1,046,456
Etsy, Inc.*	1,904	395,956
Everest Re Group Ltd.	561	140,688
Evergy, Inc.	3,357	208,805
Eversource Energy	5,053	413,133
Exelon Corp.	14,710	711,081
Expedia Group, Inc.*	2,279	373,528
Expeditors International of Washington, Inc.	2,668	317,839
Extra Space Storage, Inc. (REIT)	1,996	335,308
Exxon Mobil Corp.	63,688	3,746,128
F5 Networks, Inc.*	970	192,817
Facebook, Inc., Class A*	86,006	29,189,576
Fastenal Co.	8,746	451,381
Federal Realty Investment Trust (REIT)	962	113,506
FedEx Corp.	3,700	811,373
Ferguson plc	6,845	948,873
Fidelity National Information Services, Inc.	37,890	4,610,455
Fifth Third Bancorp	10,380	440,527
First Republic Bank	2,621	505,538
FirstEnergy Corp.	8,138	289,876
Fiserv, Inc.*	8,966	972,811
FleetCor Technologies, Inc.*	1,251	326,849
FMC Corp.	2,086	190,994
Ford Motor Co.*	59,030	835,865
Fortinet, Inc.*	2,029	592,549
Fortive Corp.	5,391	380,443
Fortune Brands Home & Security, Inc.	2,020	180,628
Fox Corp., Class A	4,771	191,365
Fox Corp., Class B	1,998	74,166
Franklin Resources, Inc.	4,308	128,034
Freeport-McMoRan, Inc.	22,085	718,425
Gap, Inc. (The)	3,242	73,593
Garmin Ltd.	2,364	367,507
Gartner, Inc.*	1,258	382,281
Generac Holdings, Inc.*	954	389,871
General Dynamics Corp.	3,490	684,145
General Electric Co.	16,513	1,701,334
General Mills, Inc.	9,099	544,302
General Motors Co.*	21,839	1,151,134
Genuine Parts Co.	2,125	257,614
Gilead Sciences, Inc.	18,862	1,317,511
Global Payments, Inc.	4,419	696,346
Globant SA*	18,797	5,282,145
Globe Life, Inc.	1,334	118,766
Goldman Sachs Group, Inc. (The)	5,071	1,916,990
Halliburton Co.	13,180	284,952
Hanesbrands, Inc.	5,470	93,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	5,141	$361,155
Hasbro, Inc.	1,848	164,879
HCA Healthcare, Inc.	3,708	900,006
Healthpeak Properties, Inc. (REIT)	8,054	269,648
Henry Schein, Inc.*	2,018	153,691
Hershey Co. (The)	2,214	374,719
Hess Corp.	4,066	317,595
Hewlett Packard Enterprise Co.	19,938	284,116
Hilton Worldwide Holdings, Inc.*	4,121	544,425
Hologic, Inc.*	3,854	284,464
Home Depot, Inc. (The)	15,995	5,250,519
Honeywell International, Inc.	10,386	2,204,740
Hormel Foods Corp.	4,042	165,722
Host Hotels & Resorts, Inc. (REIT)*	10,116	165,194
Howmet Aerospace, Inc.	5,611	175,063
HP, Inc.	17,812	487,336
Humana, Inc.	1,933	752,227
Huntington Bancshares, Inc.	23,302	360,249
Huntington Ingalls Industries, Inc.	552	106,569
IDEX Corp.	1,120	231,784
IDEXX Laboratories, Inc.*	1,280	796,032
IHS Markit Ltd.	5,997	699,370
Illinois Tool Works, Inc.	4,312	890,989
Illumina, Inc.*	7,678	3,114,274
Incyte Corp.*	2,725	187,425
Ingersoll Rand, Inc.*	6,233	314,206
Intel Corp.	61,032	3,251,785
Intercontinental Exchange, Inc.	8,472	972,755
International Business Machines Corp.	13,484	1,873,332
International Flavors & Fragrances, Inc.	3,687	493,026
International Paper Co.	5,874	328,474
Interpublic Group of Cos., Inc. (The)	5,689	208,616
Intuit, Inc.	37,982	20,491,669
Intuitive Surgical, Inc.*	3,431	3,410,929
Invesco Ltd.	5,136	123,829
IPG Photonics Corp.*	570	90,288
IQVIA Holdings, Inc.*	11,600	2,778,664
Iron Mountain, Inc. (REIT)	4,189	182,012
J M Smucker Co. (The)	1,589	190,728
Jack Henry & Associates, Inc.	1,202	197,200
Jackson Financial, Inc., Class A(x)*	1,980	51,480
Jacobs Engineering Group, Inc.	1,927	255,385
James Hardie Industries plc (CHDI)	13,767	493,808
JB Hunt Transport Services, Inc.	1,220	204,008
Johnson & Johnson	39,602	6,395,723
Johnson Controls International plc	10,714	729,409
JPMorgan Chase & Co.	44,953	7,358,357
Juniper Networks, Inc.	5,065	139,389
Kansas City Southern	1,374	371,859
Kellogg Co.	4,018	256,831
KeyCorp	14,387	311,047
Keysight Technologies, Inc.*	2,743	450,647
Kimberly-Clark Corp.	5,066	670,941
Kimco Realty Corp. (REIT)	8,731	181,168
Kinder Morgan, Inc.	28,705	480,235
KLA Corp.	2,298	768,704
Kraft Heinz Co. (The)	10,200	375,564
Kroger Co. (The)	10,229	413,558
L3Harris Technologies, Inc.	3,023	665,786
Laboratory Corp. of America Holdings*	1,455	409,495
Lam Research Corp.	6,360	3,619,794
Lamb Weston Holdings, Inc.	2,042	125,318
Las Vegas Sands Corp.*	5,202	190,393
Leggett & Platt, Inc.	2,102	94,254
Leidos Holdings, Inc.	2,283	219,465
Lennar Corp., Class A	4,132	387,086
Lincoln National Corp.	2,594	178,337
Live Nation Entertainment, Inc.*	1,982	180,620
LKQ Corp.*	4,064	204,500
Lockheed Martin Corp.	3,708	1,279,631
Loews Corp.	3,058	164,918
Lowe’s Cos., Inc.	10,634	2,157,213
Lumen Technologies, Inc.	14,206	176,012
LyondellBasell Industries NV, Class A	4,157	390,134
M&T Bank Corp.	1,910	285,239
Marathon Oil Corp.	11,024	150,698
Marathon Petroleum Corp.	9,544	589,915
MarketAxess Holdings, Inc.	562	236,428
Marriott International, Inc., Class A*	7,253	1,074,097
Marsh & McLennan Cos., Inc.	7,621	1,154,048
Martin Marietta Materials, Inc.	937	320,154
Masco Corp.	3,768	209,312
Mastercard, Inc., Class A	13,105	4,556,346
Match Group, Inc.*	4,164	653,706
McCormick & Co., Inc. (Non-Voting)	3,760	304,673
McDonald’s Corp.	11,235	2,708,871
McKesson Corp.	2,327	463,957
Medtronic plc	20,217	2,534,201
Merck & Co., Inc.	38,081	2,860,264
MetLife, Inc.	10,957	676,376
Mettler-Toledo International, Inc.*	347	477,944
MGM Resorts International	6,096	263,042
Microchip Technology, Inc.	4,116	631,765
Micron Technology, Inc.	16,935	1,202,046
Microsoft Corp.	125,014	35,243,947
Mid-America Apartment Communities, Inc. (REIT)	1,711	319,529
Moderna, Inc.*	5,283	2,033,215
Mohawk Industries, Inc.*	841	149,193
Molson Coors Beverage Co., Class B	2,944	136,543
Mondelez International, Inc., Class A	21,028	1,223,409
Monolithic Power Systems, Inc.	682	330,552
Monster Beverage Corp.*	5,680	504,554
Moody’s Corp.	2,437	865,403
Morgan Stanley	21,958	2,136,733
Mosaic Co. (The)	4,849	173,206
Motorola Solutions, Inc.	2,521	585,679
MSCI, Inc.	1,240	754,342
Nasdaq, Inc.	1,824	352,068
Natera, Inc.*	8,980	1,000,731
NetApp, Inc.	3,250	291,720
Netflix, Inc.*	6,658	4,063,644
Newell Brands, Inc.	5,241	116,036
Newmont Corp.	12,022	652,795
News Corp., Class A	6,573	154,663
News Corp., Class B	2,298	53,382
NextEra Energy, Inc.	29,512	2,317,282
Nielsen Holdings plc	5,591	107,291
NIKE, Inc., Class B	39,711	5,767,229
NiSource, Inc.	5,462	132,344
Norfolk Southern Corp.	3,715	888,814
Northern Trust Corp.	3,147	339,278
Northrop Grumman Corp.	2,262	814,659
NortonLifeLock, Inc.	8,524	215,657
Norwegian Cruise Line Holdings Ltd.(x)*	5,735	153,182
NRG Energy, Inc.	3,499	142,864
Nucor Corp.	4,418	435,129
NVIDIA Corp.	42,197	8,741,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
NVR, Inc.*	51	$244,498
Occidental Petroleum Corp.	13,888	410,807
Old Dominion Freight Line, Inc.	1,390	397,512
Omnicell, Inc.*	5,407	802,561
Omnicom Group, Inc.	3,150	228,249
ONEOK, Inc.	6,719	389,635
Oracle Corp. (London Stock Exchange)	24,781	2,159,169
O’Reilly Automotive, Inc.*	1,037	633,669
Organon & Co.	3,495	114,601
Otis Worldwide Corp.	6,420	528,238
PACCAR, Inc.	5,223	412,199
Packaging Corp. of America	1,379	189,530
Parker-Hannifin Corp.	1,921	537,150
Paychex, Inc.	4,754	534,587
Paycom Software, Inc.*	705	349,504
PayPal Holdings, Inc.*	49,388	12,851,251
Pegasystems, Inc.	14,450	1,836,595
Penn National Gaming, Inc.*	2,354	170,571
Pentair plc	2,351	170,753
People’s United Financial, Inc.	6,756	118,027
PepsiCo, Inc.	20,792	3,127,325
PerkinElmer, Inc.	1,678	290,781
Pfizer, Inc.	84,345	3,627,678
Phathom Pharmaceuticals, Inc.*	27,475	881,948
Philip Morris International, Inc.	23,446	2,222,446
Phillips 66	6,589	461,428
Pinnacle West Capital Corp.	1,545	111,796
Pioneer Natural Resources Co.	3,413	568,299
PNC Financial Services Group, Inc. (The)‡	6,393	1,250,727
Pool Corp.	599	260,212
PPG Industries, Inc.	3,548	507,399
PPL Corp.	11,614	323,798
Principal Financial Group, Inc.	4,014	258,502
Procter & Gamble Co. (The)	36,517	5,105,077
Progressive Corp. (The)	8,803	795,703
Prologis, Inc. (REIT)	11,121	1,394,907
Prudential Financial, Inc.	5,819	612,159
PTC, Inc.*	1,528	183,039
Public Service Enterprise Group, Inc.	7,455	454,009
Public Storage (REIT)	2,292	680,953
PulteGroup, Inc.	3,814	175,139
PVH Corp.*	1,117	114,816
QIAGEN NV*	6,701	348,415
Qorvo, Inc.*	1,698	283,889
QUALCOMM, Inc.	16,969	2,188,662
Qualtrics International, Inc., Class A*	18,873	806,632
Quanta Services, Inc.	2,030	231,055
Quest Diagnostics, Inc.	1,838	267,080
Ralph Lauren Corp.	758	84,168
Raymond James Financial, Inc.	2,724	251,371
Raytheon Technologies Corp.	22,684	1,949,917
Realty Income Corp. (REIT)	5,911	383,387
Regency Centers Corp. (REIT)	2,242	150,954
Regeneron Pharmaceuticals, Inc.*	1,581	956,790
Regions Financial Corp.	14,353	305,862
Republic Services, Inc.	3,160	379,390
ResMed, Inc.	2,179	574,275
Robert Half International, Inc.	1,616	162,133
Rockwell Automation, Inc.	1,726	507,513
Rollins, Inc.	3,513	124,114
Roper Technologies, Inc.	1,586	707,562
Ross Stores, Inc.	5,335	580,715
Royal Caribbean Cruises Ltd.*	3,253	289,354
S&P Global, Inc.	40,792	17,332,113
salesforce.com, Inc.*	14,615	3,963,880
SBA Communications Corp. (REIT)	1,630	538,829
Schlumberger NV	20,981	621,877
Schneider Electric SE	16,512	2,745,288
Seagate Technology Holdings plc	3,198	263,899
Sealed Air Corp.	2,126	116,484
Sempra Energy	4,721	597,206
ServiceNow, Inc.*	2,980	1,854,365
Sherwin-Williams Co. (The)	3,639	1,017,937
Simon Property Group, Inc. (REIT)	4,929	640,622
Skyworks Solutions, Inc.	2,510	413,598
Snap-on, Inc.	777	162,354
Southern Co. (The)	15,929	987,120
Southwest Airlines Co.*	9,007	463,230
Splunk, Inc.*	7,191	1,040,610
Stanley Black & Decker, Inc.	2,448	429,159
Starbucks Corp.	17,738	1,956,679
State Street Corp.	5,162	437,325
Stellantis NV (Euronext Paris)	39,968	764,715
Stellantis NV (Italian Stock Exchange)	22,983	438,860
STERIS plc	1,544	315,408
Stryker Corp.	5,061	1,334,687
SVB Financial Group*	886	573,136
Swiss Re AG	9,104	775,497
Synchrony Financial	8,576	419,195
Synopsys, Inc.*	2,295	687,146
Sysco Corp.	7,628	598,798
T. Rowe Price Group, Inc.	3,414	671,534
Take-Two Interactive Software, Inc.*	1,708	263,152
Tapestry, Inc.	3,970	146,969
Target Corp.	7,442	1,702,506
TE Connectivity Ltd.	4,934	677,043
Teledyne Technologies, Inc.*	702	301,565
Teleflex, Inc.	695	261,702
Tenaris SA	14,242	150,188
Teradyne, Inc.	2,492	272,052
Tesla, Inc.*	12,207	9,466,284
Texas Instruments, Inc.	13,888	2,669,412
Textron, Inc.	3,328	232,328
Thermo Fisher Scientific, Inc.	5,918	3,381,131
TJX Cos., Inc. (The)	18,150	1,197,537
T-Mobile US, Inc.*	8,824	1,127,354
Tractor Supply Co.	1,665	337,346
Trane Technologies plc	3,574	617,051
TransDigm Group, Inc.*	788	492,161
Travelers Cos., Inc. (The)	3,753	570,494
Trimble, Inc.*	3,787	311,481
Truist Financial Corp.	20,081	1,177,751
Twitter, Inc.*	12,004	724,922
Tyler Technologies, Inc.*	607	278,401
Tyson Foods, Inc., Class A	4,427	349,467
UDR, Inc. (REIT)	4,198	222,410
Ulta Beauty, Inc.*	839	302,812
Under Armour, Inc., Class A*	3,563	71,901
Under Armour, Inc., Class C*	3,342	58,552
Union Pacific Corp.	9,810	1,922,858
United Airlines Holdings, Inc.(x)*	4,956	235,757
United Parcel Service, Inc., Class B	46,556	8,477,848
United Rentals, Inc.*	1,092	383,216
UnitedHealth Group, Inc.	14,185	5,542,647
Universal Health Services, Inc., Class B	1,110	153,591
US Bancorp	20,297	1,206,454
Valero Energy Corp.	6,201	437,605
Ventas, Inc. (REIT)	5,622	310,391
Veracyte, Inc.*	40,537	1,882,944
VeriSign, Inc.*	1,464	300,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Verisk Analytics, Inc.	2,405	$481,649
Verizon Communications, Inc.	62,282	3,363,851
Vertex Pharmaceuticals, Inc.*	3,903	707,965
VF Corp.	5,090	340,979
ViacomCBS, Inc.	8,841	349,308
Viatris, Inc.	17,847	241,827
Visa, Inc., Class A	41,795	9,309,836
Vornado Realty Trust (REIT)	2,468	103,681
Vulcan Materials Co.	1,998	337,982
W R Berkley Corp.	1,977	144,677
Walgreens Boots Alliance, Inc.	10,622	499,765
Walmart, Inc.	21,499	2,996,531
Walt Disney Co. (The)*	62,736	10,613,049
Waste Management, Inc.	5,828	870,470
Waters Corp.*	935	334,075
WEC Energy Group, Inc.	4,804	423,713
Wells Fargo & Co.	61,775	2,866,978
Welltower, Inc. (REIT)	6,388	526,371
West Pharmaceutical Services, Inc.	1,091	463,173
Western Digital Corp.*	4,513	254,714
Western Union Co. (The)	5,726	115,780
Westinghouse Air Brake Technologies Corp.	3,005	259,061
Westrock Co.	4,122	205,399
Weyerhaeuser Co. (REIT)	11,321	402,688
Whirlpool Corp.	911	185,716
Williams Cos., Inc. (The)	17,823	462,329
Willis Towers Watson plc	1,941	451,205
WW Grainger, Inc.	651	255,882
Wynn Resorts Ltd.*	1,499	127,040
Xcel Energy, Inc.	7,993	499,562
Xilinx, Inc.	3,664	553,227
Xylem, Inc.	2,714	335,668
Yum! Brands, Inc.	4,448	544,035
Zebra Technologies Corp., Class A*	784	404,089
Zimmer Biomet Holdings, Inc.	3,142	459,863
Zions Bancorp NA	2,309	142,904
Zoetis, Inc.	7,130	1,384,218

		760,018,037

Total Common Stocks (79.5%) (Cost $745,374,613)		1,686,504,602

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd. 6.000% (Cost $—)	509,890	14,082

	Number of Rights	Value (Note 1)
RIGHTS:
China (0.0%)
Airtac International Group, expiring 12/31/25*	5,109	28,790

France (0.0%)
Veolia Environnement SA, expiring 10/1/21(x)*	15,939	13,223

Germany (0.0%)
Deutsche Lufthansa AG, expiring 10/5/21(x)*	9,302	22,089

India (0.0%)
Bharti Airtel Ltd., expiring 10/21/21*	6,275	12,960

Total Rights (0.0%) (Cost $31,400)		77,062

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	113,411,863	113,468,569

Total Investment Companies		114,468,569

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $400,002, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $408,000.(xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $2,428,285, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $2,476,849.(xx)	2,428,283	2,428,283
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $102,005.(xx)	100,000	100,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $44,009, collateralized by various Common Stocks; total market value $48,901.(xx)	44,009	44,009

Total Repurchase Agreements		2,972,292

Total Short-Term Investments (5.5%) (Cost $117,440,946)		117,440,861

Total Investments in Securities (85.0%) (Cost $862,846,959)		1,804,036,607
Other Assets Less Liabilities (15.0%)		319,168,001

Net Assets (100%)		$2,123,204,608

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $1,420,780 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $41,193,546 or 1.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $16,951,489. This was collateralized by $13,808,485 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/7/21 - 2/15/51 and by cash of $3,972,292 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Information Technology	$404,420,197	19.1%
Financials	227,377,849	10.7
Consumer Discretionary	223,101,423	10.5
Industrials	183,111,637	8.6
Health Care	175,512,566	8.3
Communication Services	174,140,925	8.2
Investment Company	114,468,569	5.4
Consumer Staples	102,643,069	4.8
Materials	73,591,645	3.5
Energy	53,923,864	2.6
Real Estate	38,684,969	1.8
Utilities	30,087,602	1.4
Repurchase Agreements	2,972,292	0.1
Cash and Other	319,168,001	15.0

		100.0%

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	6,393	1,273,205	16,228	(421,741)	321,604	61,431	1,250,727	27,822	—
Capital Markets
BlackRock, Inc.	2,153	2,064,326	—	(613,776)	438,214	(83,129)	1,805,635	29,748	—
Insurance
AXA SA**	59,726	1,803,066	27,067	(453,682)	53,929	231,197	1,661,577	108,068	—

Total		5,140,597	43,295	(1,489,199)	813,747	209,499	4,717,939	165,638	—

**	Not affiliated at September 30, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,810	12/2021	EUR	84,870,915	(2,307,419)
FTSE 100 Index	564	12/2021	GBP	53,753,904	202,699
S&P 500 E-Mini Index	984	12/2021	USD	211,449,300	(8,330,441)
SPI 200 Index	163	12/2021	AUD	21,485,333	(301,530)
TOPIX Index	289	12/2021	JPY	52,726,043	169,692

					(10,566,999)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	531,006	ZAR	7,995,933	State Street Bank & Trust	10/5/2021	23
USD	33,267,303	EUR	28,030,561	Citibank NA	12/17/2021	745,331
USD	741,456	JPY	81,050,593	HSBC Bank plc	12/17/2021	12,689

Total unrealized appreciation						758,043

AUD	12,237,609	USD	9,041,941	HSBC Bank plc	12/17/2021	(191,451)
GBP	1,162,058	USD	1,598,682	Citibank NA	12/17/2021	(32,705)
GBP	13,377,159	USD	18,443,611	HSBC Bank plc	12/17/2021	(416,693)
JPY	2,517,791,091	USD	22,860,189	Citibank NA	12/17/2021	(221,458)

Total unrealized depreciation						(862,307)

Net unrealized depreciation						(104,264)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Argentina	$5,019,727	$—	$—		$5,019,727
Australia	—	40,001,564	—		40,001,564
Austria	—	7,026,748	—		7,026,748
Belgium	—	4,171,943	—		4,171,943
Brazil	12,637,455	268,504	—		12,905,959
Chile	—	222,816	—		222,816
China	12,140,633	63,592,216	—		75,732,849
Denmark	—	14,323,084	—		14,323,084
Finland	—	6,550,689	—		6,550,689
France	—	87,666,035	—		87,666,035
Germany	—	57,205,759	—		57,205,759
Hong Kong	564,381	15,580,258	—		16,144,639
India	10,002,610	42,775,213	—		52,777,823
Indonesia	—	6,523,092	—		6,523,092
Ireland	—	3,629,291	—		3,629,291
Israel	1,026,515	1,961,183	—		2,987,698
Italy	—	11,486,848	—		11,486,848
Japan	—	166,339,460	—		166,339,460
Jordan	—	175,710	—		175,710
Luxembourg	—	1,177,063	—		1,177,063
Macau	—	543,037	—		543,037
Malta	—	—	—	(a)	—	(a)
Mexico	11,514,491	—	—		11,514,491
Netherlands	6,615,223	29,973,199	—		36,588,422
New Zealand	—	1,657,661	—		1,657,661
Norway	—	2,977,038	—		2,977,038
Panama	3,615,713	—	—		3,615,713
Poland	—	6,874,768	—		6,874,768
Portugal	—	760,678	—		760,678
Russia	11,371,330	16,000,590	—		27,371,920
Saudi Arabia	—	640,276	—		640,276
Singapore	—	5,118,004	—		5,118,004
South Africa	—	17,029,889	—		17,029,889
South Korea	—	27,127,973	—		27,127,973
Spain	—	14,337,003	—		14,337,003
Sweden	—	28,098,288	—		28,098,288
Switzerland	—	52,610,157	—		52,610,157
Taiwan	6,988,474	39,644,723	—		46,633,197
United Kingdom	5,974,254	64,944,999	—		70,919,253
United States	750,829,363	9,188,674	—		760,018,037
Forward Currency Contracts	—	758,043	—		758,043
Futures	372,391	—	—		372,391
Preferred Stock
India	—	14,082	—		14,082
Rights
China	—	28,790	—		28,790
France	—	13,223	—		13,223
Germany	—	22,089	—		22,089
India	—	12,960	—		12,960
Short-Term Investments
Investment Companies	114,468,569	—	—		114,468,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Repurchase Agreements	$—	$2,972,292	$—	$2,972,292

Total Assets	$953,141,129	$852,025,912	$—	$1,805,167,041

Liabilities:
Forward Currency Contracts	$—	$(862,307)	$—	$(862,307)
Futures	(10,939,390)	—	—	(10,939,390)

Total Liabilities	$(10,939,390)	$(862,307)	$—	$(11,801,697)

Total	$942,201,739	$851,163,605	$—	$1,793,365,344

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$988,929,847
Aggregate gross unrealized depreciation	(67,897,848)

Net unrealized appreciation	$921,031,999

Federal income tax cost of investments in securities and derivative instruments, if applicable	$872,333,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.8%)
iShares Core S&P 500 ETF	17,500	$7,539,350
SPDR S&P 500 ETF Trust	105,552	45,296,585
Vanguard S&P 500 ETF	19,100	7,533,040

Total Equity		60,368,975

Fixed Income (30.1%)
Vanguard Intermediate-Term Corporate Bond ETF(x)	607,200	57,325,752

Total Exchange Traded Funds (61.9%) (Cost $99,697,932)		117,694,727

SHORT-TERM INVESTMENTS:
Investment Companies (34.9%)
Goldman Sachs Financial Square Funds - Government Fund‡	13,278,505	13,278,505
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	13,275,437	13,275,437
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	13,274,203	13,274,203
JPMorgan Prime Money Market Fund, IM Shares	26,538,011	26,551,280

Total Investment Companies		66,379,425

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.2%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $5,592,304, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $5,704,145.(xx)	$5,592,299	5,592,299
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $10,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 10/28/21-2/15/41; total market value $10,200,000.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		15,592,299

Total Short-Term Investments (43.1%) (Cost $81,969,986)		81,971,724

Total Investments in Securities (105.0%) (Cost $181,667,918)		199,666,451
Other Assets Less Liabilities (-5.0%)		(9,552,105)

Net Assets (100%)		$190,114,346

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $15,257,128. This was collateralized by cash of $15,592,299 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	13,278,505	9,723,261	3,770,637	(215,393)	—	—	13,278,505	2,436	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	13,275,437	9,720,960	3,769,870	(215,393)	—	—	13,275,437	1,267	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	13,274,203	9,720,870	3,768,726	(215,393)	—	—	13,274,203	523	—

Total		29,165,091	11,309,233	(646,179)	—	—	39,828,145	4,226	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	355	12/2021	EUR	16,645,953	(286,728)
FTSE 100 Index	120	12/2021	GBP	11,437,000	116,199
Russell 2000 E-Mini Index	102	12/2021	USD	11,224,080	(108,564)
S&P 500 E-Mini Index	22	12/2021	USD	4,727,525	(128,605)
S&P Midcap 400 E-Mini Index	63	12/2021	USD	16,589,160	(286,316)
TOPIX Index	67	12/2021	JPY	12,223,685	(197,124)

					(891,138)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$117,694,727	$—	$—	$117,694,727
Futures	116,199	—	—	116,199
Short-Term Investments
Investment Companies	66,379,425	—	—	66,379,425
Repurchase Agreements	—	15,592,299	—	15,592,299

Total Assets	$184,190,351	$15,592,299	$—	$199,782,650

Liabilities:
Futures	$(1,007,337)	$—	$—	$(1,007,337)

Total Liabilities	$(1,007,337)	$—	$—	$(1,007,337)

Total	$183,183,014	$15,592,299	$—	$198,775,313

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,192,563
Aggregate gross unrealized depreciation	(1,011,402)

Net unrealized appreciation	$16,181,161

Federal income tax cost of investments in securities and derivative instruments, if applicable	$182,594,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Entertainment (1.5%)
Live Nation Entertainment, Inc.*	22,959	$2,092,253

Interactive Media & Services (0.7%)
Twitter, Inc.*	15,605	942,386

Media (1.9%)
Discovery, Inc., Class C*	37,614	912,892
Liberty Broadband Corp., Class C*	5,875	1,014,612
ViacomCBS, Inc.	14,954	590,833

		2,518,337

Total Communication Services		5,552,976

Consumer Discretionary (9.8%)
Auto Components (1.2%)
Aptiv plc*	11,191	1,667,123

Hotels, Restaurants & Leisure (3.5%)
Expedia Group, Inc.*	8,381	1,373,646
Royal Caribbean Cruises Ltd.*	18,490	1,644,686
Wyndham Hotels & Resorts, Inc.	10,771	831,413
Yum! Brands, Inc.	7,283	890,784

		4,740,529

Household Durables (0.6%)
Lennar Corp., Class A	8,358	782,977

Specialty Retail (3.6%)
Advance Auto Parts, Inc.(x)	10,258	2,142,794
Bath & Body Works, Inc.	12,548	790,901
Burlington Stores, Inc.*	3,292	933,512
RH*	1,696	1,131,079

		4,998,286

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	25,237	1,221,723

Total Consumer Discretionary		13,410,638

Consumer Staples (4.3%)
Beverages (1.3%)
Coca-Cola Europacific Partners plc	16,930	936,060
Constellation Brands, Inc., Class A	4,235	892,272

		1,828,332

Food & Staples Retailing (0.8%)
Performance Food Group Co.*	22,433	1,042,237

Food Products (2.2%)
Lamb Weston Holdings, Inc.	12,917	792,716
McCormick & Co., Inc. (Non-Voting)	8,083	654,966
Nomad Foods Ltd.*	57,958	1,597,322

		3,045,004

Total Consumer Staples		5,915,573

Energy (5.3%)
Oil, Gas & Consumable Fuels (5.3%)
Devon Energy Corp.	59,254	2,104,110
Diamondback Energy, Inc.	17,282	1,636,087
Hess Corp.	21,086	1,647,027
Pioneer Natural Resources Co.	10,788	1,796,310

Total Energy		7,183,534

Financials (17.0%)
Banks (7.7%)
Citizens Financial Group, Inc.	29,871	1,403,340
East West Bancorp, Inc.	30,867	2,393,427
M&T Bank Corp.	16,088	2,402,582
Pinnacle Financial Partners, Inc.	16,618	1,563,421
Signature Bank	3,396	924,663
SVB Financial Group*	2,739	1,771,804

		10,459,237

Capital Markets (2.4%)
Carlyle Group, Inc. (The)	20,890	987,679
Raymond James Financial, Inc.	13,291	1,226,494
State Street Corp.	12,627	1,069,759

		3,283,932

Consumer Finance (0.5%)
Discover Financial Services	5,482	673,464

Insurance (6.4%)
Alleghany Corp.*	987	616,293
American Financial Group, Inc.	5,506	692,820
Arch Capital Group Ltd.*	29,910	1,141,964
Arthur J Gallagher & Co.	7,536	1,120,226
Athene Holding Ltd., Class A*	14,859	1,023,339
Globe Life, Inc.	13,350	1,188,551
Markel Corp.*	692	827,030
Principal Financial Group, Inc.	21,732	1,399,541
Ryan Specialty Group Holdings, Inc., Class A*	23,431	793,608

		8,803,372

Total Financials		23,220,005

Health Care (8.5%)
Biotechnology (1.2%)
Alnylam Pharmaceuticals, Inc.*	2,858	539,619
Neurocrine Biosciences, Inc.*	5,749	551,387
Seagen, Inc.*	3,670	623,166

		1,714,172

Health Care Equipment & Supplies (2.7%)
Cooper Cos., Inc. (The)	3,982	1,645,800
Zimmer Biomet Holdings, Inc.	13,617	1,992,984

		3,638,784

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	8,379	1,000,871
Centene Corp.*	8,600	535,866
Quest Diagnostics, Inc.	7,573	1,100,433

		2,637,170

Life Sciences Tools & Services (1.4%)
PerkinElmer, Inc.	10,707	1,855,416

Pharmaceuticals (1.3%)
Catalent, Inc.*	13,443	1,788,860

Total Health Care		11,634,402

Industrials (16.6%)
Aerospace & Defense (1.8%)
L3Harris Technologies, Inc.	3,374	743,089
TransDigm Group, Inc.*	2,826	1,765,035

		2,508,124

Airlines (1.8%)
United Airlines Holdings, Inc.*	51,424	2,446,240

Building Products (1.9%)
Allegion plc	9,890	1,307,260
Trane Technologies plc	7,188	1,241,008

		2,548,268

Electrical Equipment (2.6%)
AMETEK, Inc.	16,409	2,034,880
Rockwell Automation, Inc.	4,964	1,459,615

		3,494,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (5.0%)
Cummins, Inc.	8,282	$1,859,806
Fortive Corp.	25,449	1,795,936
IDEX Corp.	4,572	946,175
ITT, Inc.	16,050	1,377,732
Woodward, Inc.	7,173	811,984

		6,791,633

Professional Services (0.7%)
Booz Allen Hamilton Holding Corp.	11,359	901,337

Road & Rail (1.8%)
Old Dominion Freight Line, Inc.	5,909	1,689,856
Saia, Inc.*	3,442	819,299

		2,509,155

Trading Companies & Distributors (1.0%)
Fastenal Co.	27,704	1,429,803

Total Industrials		22,629,055

Information Technology (9.1%)
Communications Equipment (2.5%)
Motorola Solutions, Inc.	9,604	2,231,201
Viavi Solutions, Inc.*	78,074	1,228,885

		3,460,086

Electronic Equipment, Instruments & Components (1.7%)
Keysight Technologies, Inc.*	9,137	1,501,118
Vontier Corp.	23,928	803,981

		2,305,099

IT Services (0.1%)
Thoughtworks Holding, Inc.*	6,382	183,227

Semiconductors & Semiconductor Equipment (4.1%)
Marvell Technology, Inc.	47,100	2,840,601
MKS Instruments, Inc.	6,305	951,487
ON Semiconductor Corp.*	39,914	1,826,864

		5,618,952

Software (0.7%)
Splunk, Inc.*	6,289	910,081

Total Information Technology		12,477,445

Materials (6.4%)
Chemicals (2.0%)
Ashland Global Holdings, Inc.	16,400	1,461,568
PPG Industries, Inc.	8,467	1,210,866

		2,672,434

Construction Materials (1.1%)
Martin Marietta Materials, Inc.	4,448	1,519,793

Containers & Packaging (2.5%)
Ball Corp.	27,882	2,508,544
Packaging Corp. of America	6,908	949,435

		3,457,979

Metals & Mining (0.8%)
Freeport-McMoRan, Inc.	34,329	1,116,722

Total Materials		8,766,928

Real Estate (10.4%)
Equity Real Estate Investment Trusts (REITs) (10.4%)
Alexandria Real Estate Equities, Inc. (REIT)	8,302	1,586,263
AvalonBay Communities, Inc. (REIT)	5,996	1,328,953
Camden Property Trust (REIT)	6,412	945,578
CubeSmart (REIT)	13,684	662,990
Duke Realty Corp. (REIT)	26,481	1,267,645
Equity LifeStyle Properties, Inc. (REIT)	13,216	1,032,170
Essex Property Trust, Inc. (REIT)	3,000	959,220
Healthpeak Properties, Inc. (REIT)	24,118	807,471
Highwoods Properties, Inc. (REIT)	21,659	949,964
Invitation Homes, Inc. (REIT)	25,067	960,818
Kilroy Realty Corp. (REIT)	12,277	812,860
Ryman Hospitality Properties, Inc. (REIT)*	16,098	1,347,403
VICI Properties, Inc. (REIT)	33,092	940,144
Welltower, Inc. (REIT)(x)	8,306	684,414

Total Real Estate		14,285,893

Utilities (7.3%)
Electric Utilities (2.1%)
Alliant Energy Corp.	20,901	1,170,038
Xcel Energy, Inc.	26,616	1,663,500

		2,833,538

Gas Utilities (0.5%)
Atmos Energy Corp.	8,610	759,402

Independent Power and Renewable Electricity Producers (0.9%)
AES Corp. (The)	57,104	1,303,684

Multi-Utilities (3.1%)
Ameren Corp.	17,382	1,407,942
CMS Energy Corp.	26,952	1,609,843
Public Service Enterprise Group, Inc.	19,550	1,190,595

		4,208,380

Water Utilities (0.7%)
American Water Works Co., Inc.	5,464	923,635

Total Utilities		10,028,639

Total Common Stocks (98.8%) (Cost $107,225,865)		135,105,088

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $20,612, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $21,024.(xx)	$20,612	20,612

Total Short-Term Investment (0.0%) (Cost $20,612)		20,612

Total Investments in Securities (98.8%) (Cost $107,246,477)		135,125,700
Other Assets Less Liabilities (1.2%)		1,595,444

Net Assets (100%)		$136,721,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)	At September 30, 2021, the Portfolio had loaned securities with a total value of $19,465. This was collateralized by cash of $20,612 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,552,976	$—	$—	$5,552,976
Consumer Discretionary	13,410,638	—	—	13,410,638
Consumer Staples	5,915,573	—	—	5,915,573
Energy	7,183,534	—	—	7,183,534
Financials	23,220,005	—	—	23,220,005
Health Care	11,634,402	—	—	11,634,402
Industrials	22,629,055	—	—	22,629,055
Information Technology	12,477,445	—	—	12,477,445
Materials	8,766,928	—	—	8,766,928
Real Estate	14,285,893	—	—	14,285,893
Utilities	10,028,639	—	—	10,028,639
Short-Term Investment
Repurchase Agreement	—	20,612	—	20,612

Total Assets	$135,105,088	$20,612	$—	$135,125,700

Total Liabilities	$—	$—	$—	$—

Total	$135,105,088	$20,612	$—	$135,125,700

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,572,402
Aggregate gross unrealized depreciation	(1,860,346)

Net unrealized appreciation	$27,712,056

Federal income tax cost of investments in securities and derivative instruments, if applicable	$107,413,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	44,034	$1,189,358
Lumen Technologies, Inc.	6,135	76,013
Verizon Communications, Inc.	25,533	1,379,037

		2,644,408

Entertainment (0.6%)
Activision Blizzard, Inc.	4,796	371,163
Electronic Arts, Inc.	1,755	249,649
Live Nation Entertainment, Inc.*	813	74,089
Netflix, Inc.*	2,730	1,666,228
Take-Two Interactive Software, Inc.*	719	110,776
Walt Disney Co. (The)*	11,207	1,895,888

		4,367,793

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	1,857	4,964,726
Alphabet, Inc., Class C*	1,738	4,632,309
Facebook, Inc., Class A*	14,702	4,989,712
Match Group, Inc.*	1,707	267,982
Twitter, Inc.*	4,921	297,179

		15,151,908

Media (0.4%)
Charter Communications, Inc., Class A*	782	568,952
Comcast Corp., Class A	28,248	1,579,911
Discovery, Inc., Class A(x)*	1,017	25,811
Discovery, Inc., Class C*	1,873	45,458
Fox Corp., Class A	1,995	80,019
Fox Corp., Class B	915	33,965
Interpublic Group of Cos., Inc. (The)	2,428	89,035
News Corp., Class A	2,413	56,778
News Corp., Class B	751	17,446
Omnicom Group, Inc.	1,322	95,792
ViacomCBS, Inc.	3,671	145,041

		2,738,208

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	3,617	462,108

Total Communication Services		25,364,425

Consumer Discretionary (3.7%)
Auto Components (0.1%)
Aptiv plc*	1,668	248,482
BorgWarner, Inc.	1,479	63,907

		312,389

Automobiles (0.6%)
Ford Motor Co.*	24,200	342,672
General Motors Co.*	8,953	471,912
Tesla, Inc.*	5,004	3,880,502

		4,695,086

Distributors (0.0%)
Genuine Parts Co.	883	107,046
LKQ Corp.*	1,667	83,884
Pool Corp.	247	107,299

		298,229

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	253	600,589
Caesars Entertainment, Inc.*	1,316	147,761
Carnival Corp.*	4,925	123,174
Chipotle Mexican Grill, Inc.*	173	314,431
Darden Restaurants, Inc.	804	121,782
Domino’s Pizza, Inc.	227	108,270
Expedia Group, Inc.*	896	146,854
Hilton Worldwide Holdings, Inc.*	1,719	227,097
Las Vegas Sands Corp.*	2,120	77,592
Marriott International, Inc., Class A*	1,687	249,828
McDonald’s Corp.	4,606	1,110,553
MGM Resorts International	2,467	106,451
Norwegian Cruise Line Holdings Ltd.(x)*	2,282	60,952
Penn National Gaming, Inc.*	967	70,069
Royal Caribbean Cruises Ltd.*	1,382	122,929
Starbucks Corp.	7,272	802,174
Wynn Resorts Ltd.*	649	55,003
Yum! Brands, Inc.	1,823	222,971

		4,668,480

Household Durables (0.1%)
DR Horton, Inc.	2,010	168,780
Garmin Ltd.	937	145,666
Leggett & Platt, Inc.	822	36,858
Lennar Corp., Class A	1,694	158,694
Mohawk Industries, Inc.*	345	61,203
Newell Brands, Inc.	2,335	51,697
NVR, Inc.*	21	100,675
PulteGroup, Inc.	1,601	73,518
Whirlpool Corp.	387	78,894

		875,985

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	2,686	8,823,617
eBay, Inc.	4,009	279,307
Etsy, Inc.*	781	162,417

		9,265,341

Leisure Products (0.0%)
Hasbro, Inc.	798	71,198

Multiline Retail (0.2%)
Dollar General Corp.	1,457	309,088
Dollar Tree, Inc.*	1,431	136,976
Target Corp.	3,051	697,977

		1,144,041

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	404	84,391
AutoZone, Inc.*	133	225,833
Bath & Body Works, Inc.	1,633	102,928
Best Buy Co., Inc.	1,390	146,937
CarMax, Inc.*	1,005	128,600
Gap, Inc. (The)	1,327	30,123
Home Depot, Inc. (The)	6,557	2,152,401
Lowe’s Cos., Inc.	4,360	884,470
O’Reilly Automotive, Inc.*	425	259,700
Ross Stores, Inc.	2,202	239,688
TJX Cos., Inc. (The)	7,441	490,957
Tractor Supply Co.	705	142,840
Ulta Beauty, Inc.*	338	121,991

		5,010,859

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	2,153	36,945
NIKE, Inc., Class B	7,882	1,144,703
PVH Corp.*	440	45,228
Ralph Lauren Corp.	300	33,312
Tapestry, Inc.	1,720	63,674
Under Armour, Inc., Class A*	1,163	23,470
Under Armour, Inc., Class C*	1,285	22,513
VF Corp.	2,010	134,650

		1,504,495

Total Consumer Discretionary		27,846,103

Consumer Staples (1.7%)
Beverages (0.4%)
Brown-Forman Corp., Class B	1,127	75,520
Coca-Cola Co. (The)	23,960	1,257,181
Constellation Brands, Inc., Class A	1,038	218,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	1,162	$53,894
Monster Beverage Corp.*	2,316	205,730
PepsiCo, Inc.	8,524	1,282,095

		3,093,116

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	2,726	1,224,928
Kroger Co. (The)	4,194	169,564
Sysco Corp.	3,155	247,668
Walgreens Boots Alliance, Inc.	4,428	208,337
Walmart, Inc.	8,814	1,228,495

		3,078,992

Food Products (0.3%)
Archer-Daniels-Midland Co.	3,450	207,035
Campbell Soup Co.	1,252	52,346
Conagra Brands, Inc.	2,962	100,323
General Mills, Inc.	3,739	223,667
Hershey Co. (The)	897	151,817
Hormel Foods Corp.	1,738	71,258
J M Smucker Co. (The)	668	80,180
Kellogg Co.	1,577	100,802
Kraft Heinz Co. (The)	4,150	152,803
Lamb Weston Holdings, Inc.	895	54,926
McCormick & Co., Inc. (Non-Voting)	1,537	124,543
Mondelez International, Inc., Class A	8,621	501,570
Tyson Foods, Inc., Class A	1,818	143,513

		1,964,783

Household Products (0.4%)
Church & Dwight Co., Inc.	1,514	125,011
Clorox Co. (The)	757	125,367
Colgate-Palmolive Co.	5,202	393,167
Kimberly-Clark Corp.	2,077	275,078
Procter & Gamble Co. (The)	14,971	2,092,946

		3,011,569

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	1,430	428,900

Tobacco (0.2%)
Altria Group, Inc.	11,373	517,699
Philip Morris International, Inc.	9,612	911,121

		1,428,820

Total Consumer Staples		13,006,180

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	5,110	126,371
Halliburton Co.	5,492	118,737
Schlumberger NV	8,625	255,645

		500,753

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.	2,331	49,953
Cabot Oil & Gas Corp.	2,465	53,638
Chevron Corp.	11,927	1,209,994
ConocoPhillips	8,259	559,713
Devon Energy Corp.	3,883	137,885
Diamondback Energy, Inc.	1,050	99,404
EOG Resources, Inc.	3,601	289,052
Exxon Mobil Corp.	26,110	1,535,790
Hess Corp.	1,700	132,787
Kinder Morgan, Inc.	12,021	201,111
Marathon Oil Corp.	4,862	66,464
Marathon Petroleum Corp.	3,936	243,284
Occidental Petroleum Corp.	5,471	161,832
ONEOK, Inc.	2,749	159,415
Phillips 66	2,701	189,151
Pioneer Natural Resources Co.	1,399	232,948
Valero Energy Corp.	2,521	177,907
Williams Cos., Inc. (The)	7,493	194,368

		5,694,696

Total Energy		6,195,449

Financials (3.3%)
Banks (1.3%)
Bank of America Corp.	45,669	1,938,649
Citigroup, Inc.	12,500	877,250
Citizens Financial Group, Inc.	2,628	123,463
Comerica, Inc.	826	66,493
Fifth Third Bancorp	4,260	180,794
First Republic Bank	1,067	205,803
Huntington Bancshares, Inc.	9,106	140,779
JPMorgan Chase & Co.	18,429	3,016,643
KeyCorp	5,898	127,515
M&T Bank Corp.	794	118,576
People’s United Financial, Inc.	2,639	46,103
PNC Financial Services Group, Inc. (The)	2,621	512,773
Regions Financial Corp.	5,887	125,452
SVB Financial Group*	362	234,171
Truist Financial Corp.	8,232	482,807
US Bancorp	8,321	494,600
Wells Fargo & Co.	25,325	1,175,333
Zions Bancorp NA	1,000	61,890

		9,929,094

Capital Markets (0.8%)
Ameriprise Financial, Inc.	702	185,412
Bank of New York Mellon Corp. (The)	4,898	253,912
BlackRock, Inc.	882	739,698
Cboe Global Markets, Inc.	658	81,500
Charles Schwab Corp. (The)	9,259	674,425
CME Group, Inc.	2,215	428,337
Franklin Resources, Inc.	1,737	51,624
Intercontinental Exchange, Inc.	3,473	398,770
Invesco Ltd.	2,106	50,776
MarketAxess Holdings, Inc.	234	98,441
Moody’s Corp.	999	354,755
Morgan Stanley	9,002	875,985
MSCI, Inc.	508	309,037
Nasdaq, Inc.	722	139,360
Northern Trust Corp.	1,285	138,536
Raymond James Financial, Inc.	1,142	105,384
S&P Global, Inc.	1,486	631,386
State Street Corp.	2,255	191,044
T. Rowe Price Group, Inc.	1,400	275,380

		5,983,762

Consumer Finance (0.2%)
American Express Co.	3,969	664,927
Capital One Financial Corp.	2,751	445,579
Discover Financial Services	1,847	226,904
Synchrony Financial	3,513	171,715

		1,509,125

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	11,432	3,120,250

Insurance (0.6%)
Aflac, Inc.	3,806	198,407
Allstate Corp. (The)	1,824	232,213
American International Group, Inc.	5,274	289,490
Aon plc, Class A	1,392	397,792
Arthur J Gallagher & Co.	1,275	189,529
Assurant, Inc.	363	57,263
Brown & Brown, Inc.	1,442	79,959
Chubb Ltd.	2,706	469,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	924	$105,539
Everest Re Group Ltd.	246	61,692
Globe Life, Inc.	577	51,370
Hartford Financial Services Group, Inc. (The)	2,141	150,405
Lincoln National Corp.	1,089	74,869
Loews Corp.	1,253	67,574
Marsh & McLennan Cos., Inc.	3,125	473,219
MetLife, Inc.	4,492	277,291
Principal Financial Group, Inc.	1,539	99,112
Progressive Corp. (The)	3,609	326,218
Prudential Financial, Inc.	2,386	251,007
Travelers Cos., Inc. (The)	1,539	233,943
W R Berkley Corp.	865	63,301
Willis Towers Watson plc	796	185,038

		4,334,668

Total Financials		24,876,899

Health Care (4.0%)
Biotechnology (0.6%)
AbbVie, Inc.	10,899	1,175,675
Amgen, Inc.	3,502	744,700
Biogen, Inc.*	919	260,068
Gilead Sciences, Inc.	7,733	540,150
Incyte Corp.*	1,158	79,647
Moderna, Inc.*	2,166	833,607
Regeneron Pharmaceuticals, Inc.*	648	392,157
Vertex Pharmaceuticals, Inc.*	1,600	290,224

		4,316,228

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	10,933	1,291,515
ABIOMED, Inc.*	280	91,146
Align Technology, Inc.*	453	301,440
Baxter International, Inc.	3,083	247,966
Becton Dickinson and Co.	1,771	435,347
Boston Scientific Corp.*	8,781	381,008
Cooper Cos., Inc. (The)	304	125,646
Danaher Corp.	3,919	1,193,100
Dentsply Sirona, Inc.	1,348	78,251
Dexcom, Inc.*	597	326,476
Edwards Lifesciences Corp.*	3,844	435,179
Hologic, Inc.*	1,563	115,365
IDEXX Laboratories, Inc.*	525	326,498
Intuitive Surgical, Inc.*	733	728,712
Medtronic plc	8,288	1,038,901
ResMed, Inc.	897	236,404
STERIS plc	615	125,632
Stryker Corp.	2,070	545,900
Teleflex, Inc.	289	108,823
West Pharmaceutical Services, Inc.	456	193,590
Zimmer Biomet Holdings, Inc.	1,288	188,512

		8,515,411

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	923	110,252
Anthem, Inc.	1,504	560,691
Cardinal Health, Inc.	1,789	88,484
Centene Corp.*	3,596	224,067
Cigna Corp.	2,098	419,936
CVS Health Corp.	8,138	690,591
DaVita, Inc.*	414	48,132
HCA Healthcare, Inc.	1,520	368,934
Henry Schein, Inc.*	862	65,650
Humana, Inc.	793	308,596
Laboratory Corp. of America
Holdings*	596	167,738
McKesson Corp.	954	190,208
Quest Diagnostics, Inc.	754	109,564
UnitedHealth Group, Inc.	5,815	2,272,153
Universal Health Services, Inc., Class B	468	64,757

		5,689,753

Health Care Technology (0.0%)
Cerner Corp.	1,823	128,558
Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,871	294,739
Bio-Rad Laboratories, Inc., Class A*	133	99,211
Bio-Techne Corp.	240	116,297
Charles River Laboratories International, Inc.*	311	128,340
Illumina, Inc.*	905	367,077
IQVIA Holdings, Inc.*	1,182	283,136
Mettler-Toledo International, Inc.*	143	196,963
PerkinElmer, Inc.	691	119,743
Thermo Fisher Scientific, Inc.	2,426	1,386,047
Waters Corp.*	378	135,059

		3,126,612

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	13,704	810,866
Catalent, Inc.*	1,051	139,857
Eli Lilly and Co.	4,897	1,131,452
Johnson & Johnson	16,235	2,621,952
Merck & Co., Inc.	15,612	1,172,617
Organon & Co.	1,564	51,284
Pfizer, Inc.	34,578	1,487,200
Viatris, Inc.	7,458	101,056
Zoetis, Inc.	2,923	567,471

		8,083,755

Total Health Care		29,860,317

Industrials (2.4%)
Aerospace & Defense (0.4%)
Boeing Co. (The)*	3,398	747,356
General Dynamics Corp.	1,431	280,519
Howmet Aerospace, Inc.	2,381	74,287
Huntington Ingalls Industries, Inc.	248	47,879
L3Harris Technologies, Inc.	1,239	272,877
Lockheed Martin Corp.	1,520	524,552
Northrop Grumman Corp.	928	334,219
Raytheon Technologies Corp.	9,300	799,428
Textron, Inc.	1,382	96,478
TransDigm Group, Inc.*	323	201,736

		3,379,331

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	812	70,644
Expeditors International of
Washington, Inc.	1,048	124,848
FedEx Corp.	1,517	332,663
United Parcel Service, Inc., Class B	4,492	817,993

		1,346,148

Airlines (0.1%)
Alaska Air Group, Inc.*	772	45,239
American Airlines Group, Inc.*	3,993	81,936
Delta Air Lines, Inc.*	3,947	168,182
Southwest Airlines Co.*	3,649	187,668
United Airlines Holdings, Inc.*	1,996	94,950

		577,975

Building Products (0.1%)
A O Smith Corp.	821	50,139
Allegion plc	553	73,096
Carrier Global Corp.	5,351	276,968
Fortune Brands Home & Security, Inc.	850	76,007
Johnson Controls International plc	4,392	299,007

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Masco Corp.	1,524	$84,658
Trane Technologies plc	1,465	252,932

		1,112,807

Commercial Services & Supplies (0.1%)
Cintas Corp.	540	205,556
Copart, Inc.*	1,313	182,139
Republic Services, Inc.	1,296	155,598
Rollins, Inc.	1,396	49,321
Waste Management, Inc.	2,389	356,821

		949,435

Construction & Engineering (0.0%)
Quanta Services, Inc.	858	97,658

Electrical Equipment (0.2%)
AMETEK, Inc.	1,426	176,838
Eaton Corp. plc	2,458	367,004
Emerson Electric Co.	3,687	347,315
Generac Holdings, Inc.*	389	158,973
Rockwell Automation, Inc.	716	210,533

		1,260,663

Industrial Conglomerates (0.3%)
3M Co.	3,569	626,074
General Electric Co.	6,770	697,513
Honeywell International, Inc.	4,258	903,888
Roper Technologies, Inc.	650	289,985

		2,517,460

Machinery (0.5%)
Caterpillar, Inc.	3,376	648,091
Cummins, Inc.	886	198,960
Deere & Co.	1,751	586,708
Dover Corp.	888	138,084
Fortive Corp.	2,210	155,960
IDEX Corp.	469	97,059
Illinois Tool Works, Inc.	1,768	365,322
Ingersoll Rand, Inc.*	2,499	125,975
Otis Worldwide Corp.	2,632	216,561
PACCAR, Inc.	2,141	168,968
Parker-Hannifin Corp.	796	222,577
Pentair plc	1,023	74,300
Snap-on, Inc.	333	69,580
Stanley Black & Decker, Inc.	1,005	176,187
Westinghouse Air Brake
Technologies Corp.	1,166	100,521
Xylem, Inc.	1,111	137,408

		3,482,261

Professional Services (0.1%)
Equifax, Inc.	751	190,318
IHS Markit Ltd.	2,458	286,652
Jacobs Engineering Group, Inc.	804	106,554
Leidos Holdings, Inc.	873	83,922
Nielsen Holdings plc	2,213	42,467
Robert Half International, Inc.	691	69,328
Verisk Analytics, Inc.	995	199,269

		978,510

Road & Rail (0.3%)
CSX Corp.	13,904	413,505
JB Hunt Transport Services, Inc.	519	86,787
Kansas City Southern	561	151,829
Norfolk Southern Corp.	1,523	364,378
Old Dominion Freight Line, Inc.	579	165,583
Union Pacific Corp.	4,022	788,352

		1,970,434

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,545	182,957
United Rentals, Inc.*	446	156,515
WW Grainger, Inc.	270	106,126

		445,598

Total Industrials		18,118,280

Information Technology (8.3%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	345	118,556
Cisco Systems, Inc.	25,990	1,414,636
F5 Networks, Inc.*	372	73,946
Juniper Networks, Inc.	2,005	55,177
Motorola Solutions, Inc.	1,044	242,542

		1,904,857

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,689	270,146
CDW Corp.	848	154,353
Corning, Inc.	4,740	172,963
IPG Photonics Corp.*	221	35,006
Keysight Technologies, Inc.*	1,136	186,633
TE Connectivity Ltd.	2,023	277,596
Teledyne Technologies, Inc.*	287	123,290
Trimble, Inc.*	1,552	127,652
Zebra Technologies Corp., Class A*	329	169,573

		1,517,212

IT Services (1.5%)
Accenture plc, Class A	3,911	1,251,207
Akamai Technologies, Inc.*	1,004	105,008
Automatic Data Processing, Inc.	2,609	521,591
Broadridge Financial Solutions, Inc.	716	119,314
Cognizant Technology Solutions Corp., Class A	3,242	240,589
DXC Technology Co.*	1,554	52,230
Fidelity National Information Services, Inc.	3,809	463,479
Fiserv, Inc.*	3,676	398,846
FleetCor Technologies, Inc.*	509	132,986
Gartner, Inc.*	516	156,802
Global Payments, Inc.	1,812	285,535
International Business Machines Corp.	5,528	768,005
Jack Henry & Associates, Inc.	458	75,140
Mastercard, Inc., Class A	5,373	1,868,085
Paychex, Inc.	1,975	222,089
PayPal Holdings, Inc.*	7,247	1,885,742
VeriSign, Inc.*	600	123,006
Visa, Inc., Class A	10,408	2,318,382
Western Union Co. (The)	2,506	50,671

		11,038,707

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	7,481	769,795
Analog Devices, Inc.	3,317	555,531
Applied Materials, Inc.	5,637	725,651
Broadcom, Inc.	2,530	1,226,873
Enphase Energy, Inc.*	830	124,475
Intel Corp.	25,021	1,333,119
KLA Corp.	942	315,108
Lam Research Corp.	879	500,283
Microchip Technology, Inc.	1,690	259,398
Micron Technology, Inc.	6,943	492,814
Monolithic Power Systems, Inc.	266	128,925
NVIDIA Corp.	15,369	3,183,842
NXP Semiconductors NV	1,635	320,247
Qorvo, Inc.*	685	114,525
QUALCOMM, Inc.	6,957	897,314
Skyworks Solutions, Inc.	1,018	167,746
Teradyne, Inc.	1,017	111,026
Texas Instruments, Inc.	5,694	1,094,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Xilinx, Inc.	1,526	$230,411

		12,551,527

Software (2.8%)
Adobe, Inc.*	2,938	1,691,465
ANSYS, Inc.*	538	183,162
Autodesk, Inc.*	1,357	386,976
Cadence Design Systems, Inc.*	1,707	258,508
Ceridian HCM Holding, Inc.*	832	93,700
Citrix Systems, Inc.	766	82,245
Fortinet, Inc.*	836	244,146
Intuit, Inc.	1,685	909,074
Microsoft Corp.	46,346	13,065,864
NortonLifeLock, Inc.	3,585	90,701
Oracle Corp.	10,159	885,154
Paycom Software, Inc.*	296	146,742
PTC, Inc.*	652	78,103
salesforce.com, Inc.*	5,992	1,625,150
ServiceNow, Inc.*	1,222	760,414
Synopsys, Inc.*	941	281,745
Tyler Technologies, Inc.*	252	115,580

		20,898,729

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	96,849	13,704,133
Hewlett Packard Enterprise Co.	8,054	114,770
HP, Inc.	7,408	202,683
NetApp, Inc.	1,382	124,048
Seagate Technology Holdings plc	1,291	106,533
Western Digital Corp.*	1,890	106,672

		14,358,839

Total Information Technology		62,269,871

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	1,365	349,590
Albemarle Corp.	721	157,877
Celanese Corp.	685	103,188
CF Industries Holdings, Inc.	1,327	74,073
Corteva, Inc.	4,528	190,538
Dow, Inc.	4,599	264,718
DuPont de Nemours, Inc.	3,226	219,336
Eastman Chemical Co.	837	84,319
Ecolab, Inc.	1,535	320,232
FMC Corp.	794	72,699
International Flavors & Fragrances, Inc.	1,536	205,394
Linde plc	3,185	934,415
LyondellBasell Industries NV, Class A	1,630	152,976
Mosaic Co. (The)	2,132	76,155
PPG Industries, Inc.	1,464	209,367
Sherwin-Williams Co. (The)	1,494	417,917

		3,832,794

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	385	131,547
Vulcan Materials Co.	818	138,373

		269,920

Containers & Packaging (0.1%)
Amcor plc	9,509	110,209
Avery Dennison Corp.	511	105,884
Ball Corp.	2,014	181,200
International Paper Co.	2,410	134,767
Packaging Corp. of America	586	80,540
Sealed Air Corp.	924	50,626
Westrock Co.	1,647	82,070

		745,296

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	9,054	294,527
Newmont Corp.	4,928	267,590
Nucor Corp.	1,811	178,365

		740,482

Total Materials		5,588,492

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	855	163,365
American Tower Corp. (REIT)	2,807	745,006
AvalonBay Communities, Inc. (REIT)	861	190,832
Boston Properties, Inc. (REIT)	876	94,915
Crown Castle International Corp. (REIT)	2,665	461,898
Digital Realty Trust, Inc. (REIT)	1,743	251,776
Duke Realty Corp. (REIT)	2,333	111,681
Equinix, Inc. (REIT)	554	437,732
Equity Residential (REIT)	2,102	170,094
Essex Property Trust, Inc. (REIT)	401	128,216
Extra Space Storage, Inc. (REIT)	825	138,592
Federal Realty Investment Trust (REIT)	432	50,972
Healthpeak Properties, Inc. (REIT)	3,324	111,287
Host Hotels & Resorts, Inc. (REIT)*	4,403	71,901
Iron Mountain, Inc. (REIT)(x)	1,785	77,558
Kimco Realty Corp. (REIT)	3,784	78,518
Mid-America Apartment Communities, Inc. (REIT)	716	133,713
Prologis, Inc. (REIT)	4,559	571,835
Public Storage (REIT)	940	279,274
Realty Income Corp. (REIT)	2,401	155,729
Regency Centers Corp. (REIT)	943	63,492
SBA Communications Corp. (REIT)	676	223,465
Simon Property Group, Inc. (REIT)	2,027	263,449
UDR, Inc. (REIT)	1,721	91,178
Ventas, Inc. (REIT)	2,427	133,995
Vornado Realty Trust (REIT)	981	41,212
Welltower, Inc. (REIT)	2,606	214,734
Weyerhaeuser Co. (REIT)	4,624	164,476

		5,620,895

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,071	201,633

Total Real Estate		5,822,528

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,543	86,377
American Electric Power Co., Inc.	3,085	250,440
Duke Energy Corp.	4,745	463,065
Edison International	2,342	129,911
Entergy Corp.	1,239	123,045
Evergy, Inc.	1,414	87,951
Eversource Energy	2,119	173,249
Exelon Corp.	6,031	291,539
FirstEnergy Corp.	3,356	119,541
NextEra Energy, Inc.	12,099	950,013
NRG Energy, Inc.	1,510	61,653
Pinnacle West Capital Corp.	696	50,363
PPL Corp.	4,746	132,318
Southern Co. (The)	6,530	404,664
Xcel Energy, Inc.	3,321	207,563

		3,531,692

Gas Utilities (0.0%)
Atmos Energy Corp.	807	71,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	4,110	$93,831

Multi-Utilities (0.2%)
Ameren Corp.	1,586	128,466
CenterPoint Energy, Inc.	3,657	89,962
CMS Energy Corp.	1,786	106,678
Consolidated Edison, Inc.	2,179	158,174
Dominion Energy, Inc.	4,986	364,078
DTE Energy Co.	1,195	133,493
NiSource, Inc.	2,420	58,637
Public Service Enterprise Group, Inc.	3,118	189,886
Sempra Energy	1,969	249,078
WEC Energy Group, Inc.	1,945	171,549

		1,650,001

Water Utilities (0.0%)
American Water Works Co., Inc.	1,119	189,156

Total Utilities		5,535,857

Total Common Stocks (29.8%) (Cost $144,483,993)		224,484,401

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.4%)
U.S. Treasury Notes
1.750%, 11/15/29	$318,510,000	327,076,295

Total Long-Term Debt Securities (43.4%) (Cost $333,118,423)		327,076,295

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (21.4%)
Goldman Sachs Financial Square Funds - Government Fund‡	37,911,152	37,911,152
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	37,138,255	37,138,255
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	36,750,607	36,750,607
JPMorgan Prime Money Market Fund, IM Shares	48,897,303	48,921,751

Total Investment Companies		160,721,765

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $120,584, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $122,995.(xx)	$120,584	120,584

Total Short-Term Investments (21.4%) (Cost $160,823,024)		160,842,349

Total Investments in Securities (94.6%) (Cost $638,425,440)		712,403,045
Other Assets Less Liabilities (5.4%)		40,547,570

Net Assets (100%)		$752,950,615

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)	At September 30, 2021, the Portfolio had loaned securities with a total value of $115,890. This was collateralized by cash of $120,584 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	37,911,152	34,445,983	3,465,169	—	—	—	37,911,152	7,634	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	37,138,255	33,743,003	3,395,252	—	—	—	37,138,255	4,015	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	36,750,607	33,391,514	3,359,093	—	—	—	36,750,607	1,589	—

Total		101,580,500	10,219,514	—	—	—	111,800,014	13,238	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,204	12/2021	EUR	56,455,569	(993,251)
FTSE 100 Index	403	12/2021	GBP	38,409,261	368,829
Russell 2000 E-Mini Index	340	12/2021	USD	37,413,600	(375,454)
S&P Midcap 400 E-Mini Index	211	12/2021	USD	55,560,520	(980,165)
TOPIX Index	225	12/2021	JPY	41,049,688	(657,330)

					(2,637,371)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,364,425	$—	$—	$25,364,425
Consumer Discretionary	27,846,103	—	—	27,846,103
Consumer Staples	13,006,180	—	—	13,006,180
Energy	6,195,449	—	—	6,195,449
Financials	24,876,899	—	—	24,876,899
Health Care	29,860,317	—	—	29,860,317
Industrials	18,118,280	—	—	18,118,280
Information Technology	62,269,871	—	—	62,269,871
Materials	5,588,492	—	—	5,588,492
Real Estate	5,822,528	—	—	5,822,528
Utilities	5,535,857	—	—	5,535,857
Futures	368,829	—	—	368,829
Short-Term Investments
Investment Companies	160,721,765	—	—	160,721,765
Repurchase Agreement	—	120,584	—	120,584
U.S. Treasury Obligations	—	327,076,295	—	327,076,295

Total Assets	$385,574,995	$327,196,879	$—	$712,771,874

Liabilities:
Futures	$(3,006,200)	$—	$—	$(3,006,200)

Total Liabilities	$(3,006,200)	$—	$—	$(3,006,200)

Total	$382,568,795	$327,196,879	$—	$709,765,674

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,624,309
Aggregate gross unrealized depreciation	(13,467,291)

Net unrealized appreciation	$68,157,018

Federal income tax cost of investments in securities and derivative instruments, if applicable	$641,608,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Financials (0.2%)
Diversified Financial Services (0.2%)
Private Export Funding Corp.
Series II
2.050%, 11/15/22	$10,325,000	$10,527,108
Series KK
3.550%, 1/15/24	5,979,000	6,401,844
Series NN
3.250%, 6/15/25	2,500,000	2,726,069

		19,655,021

Total Financials		19,655,021

Total Corporate Bond		19,655,021

U.S. Government Agency Securities (50.4%)
FFCB
1.600%, 12/28/21	28,230,000	28,335,826
2.600%, 1/18/22	15,000,000	15,113,052
1.550%, 1/28/22	30,000,000	30,142,695
1.375%, 10/11/22	15,000,000	15,190,484
0.125%, 11/23/22	10,000,000	9,998,746
0.125%, 4/13/23	35,000,000	34,955,120
0.125%, 5/10/23	29,850,000	29,787,625
0.125%, 6/14/23	30,000,000	29,928,345
2.875%, 7/17/23	20,000,000	20,937,866
1.600%, 8/14/23	20,000,000	20,497,922
0.300%, 9/1/23	10,000,000	10,000,460
0.290%, 11/2/23	10,000,000	9,994,067
0.310%, 11/30/23	10,000,000	9,993,851
0.250%, 2/26/24	35,370,000	35,262,047
0.350%, 5/16/24	10,000,000	9,968,645
0.390%, 6/17/24	10,000,000	9,970,463
0.470%, 8/19/24	10,000,000	9,974,697
0.440%, 11/4/24	10,000,000	9,951,063
0.300%, 11/12/24	5,000,000	4,955,134
0.680%, 8/4/25	30,000,000	29,835,309
0.570%, 8/12/25	10,000,000	9,910,242
0.600%, 11/24/25	15,000,000	14,834,944
0.680%, 1/13/27	5,000,000	4,891,298
0.700%, 1/27/27	15,000,000	14,683,089
1.040%, 1/25/29	15,000,000	14,446,010
1.230%, 7/29/30	5,000,000	4,850,838
1.240%, 9/3/30	10,000,000	9,698,606
1.380%, 1/14/31	30,000,000	29,293,659
1.990%, 3/17/31	10,000,000	10,003,371
FHLB
3.000%, 10/12/21	50,000,000	50,045,135
2.625%, 12/10/21	9,825,000	9,872,605
1.625%, 12/20/21	14,035,000	14,083,266
0.125%, 10/21/22	6,670,000	6,668,369
1.875%, 12/9/22	22,250,000	22,702,136
2.500%, 12/9/22	20,000,000	20,548,704
1.375%, 2/17/23	20,000,000	20,335,768
2.125%, 3/10/23	36,150,000	37,139,476
0.125%, 3/17/23	12,080,000	12,076,381
0.125%, 6/2/23	45,500,000	45,412,626
2.125%, 6/9/23	75,000,000	77,346,068
3.250%, 6/9/23	10,000,000	10,507,039
0.125%, 8/28/23	40,000,000	39,862,244
3.375%, 9/8/23	50,000,000	52,984,340
0.250%, 12/8/23	10,000,000	9,974,873
2.500%, 2/13/24(x)	51,865,000	54,468,815
0.375%, 3/15/24	50,000,000	49,861,015
2.875%, 6/14/24	13,085,000	13,925,304
1.500%, 8/15/24	47,875,000	49,219,009
2.875%, 9/13/24	46,180,000	49,324,004
2.750%, 12/13/24	40,000,000	42,716,040
2.375%, 3/14/25	10,000,000	10,587,805
0.500%, 4/14/25	41,290,000	41,088,819
0.500%, 6/13/25	20,000,000	19,817,640
3.125%, 6/13/25	10,000,000	10,871,660
0.375%, 9/4/25	56,620,000	55,762,247
0.550%, 1/20/26	5,000,000	4,926,726
0.625%, 1/22/26	25,000,000	24,705,927
0.650%, 1/28/26	15,000,000	14,834,812
0.700%, 1/28/26	20,000,000	19,816,700
0.600%, 2/12/26	10,000,000	9,866,203
0.680%, 2/24/26	5,000,000	4,946,595
0.750%, 2/24/26	25,000,000	24,894,380
0.650%, 2/26/26	10,000,000	9,881,141
1.875%, 9/11/26	24,000,000	24,983,623
0.830%, 2/10/27	10,000,000	9,847,182
0.900%, 2/26/27	10,000,000	9,862,210
1.100%, 2/25/28	15,000,000	14,803,740
3.250%, 6/9/28	25,000,000	28,007,123
1.000%, 8/16/28	5,000,000	4,867,976
3.250%, 11/16/28	66,335,000	74,787,572
FHLMC
2.375%, 1/13/22	100,000,000	100,656,420
0.375%, 4/20/23(x)	25,000,000	25,060,373
0.375%, 5/5/23	25,000,000	25,061,780
2.750%, 6/19/23	100,000,000	104,263,130
0.250%, 6/26/23	8,960,000	8,951,768
0.250%, 8/24/23	65,710,000	65,660,855
0.250%, 9/8/23	11,315,000	11,303,394
0.125%, 10/16/23	3,785,000	3,774,516
0.320%, 11/2/23	20,000,000	20,002,012
0.250%, 11/6/23	100,000,000	99,936,910
0.300%, 11/16/23	10,000,000	9,989,210
0.250%, 12/4/23	42,055,000	41,964,014
0.360%, 5/15/24	10,000,000	9,972,950
0.450%, 11/25/24	10,000,000	9,953,400
1.500%, 2/12/25	60,000,000	61,823,058
0.375%, 7/21/25	7,225,000	7,126,182
0.600%, 8/12/25	10,000,000	9,921,813
0.375%, 9/23/25	43,490,000	42,758,572
0.600%, 9/30/25	20,000,000	19,816,126
0.600%, 10/15/25	10,905,000	10,800,119
0.600%, 11/12/25	5,000,000	4,947,936
0.640%, 11/24/25	15,000,000	14,862,933
0.625%, 11/25/25	10,000,000	9,907,215
0.620%, 12/1/25	15,000,000	14,847,770
0.750%, 6/23/26	15,000,000	14,828,255
6.750%, 9/15/29(x)	20,000,000	28,204,020
FNMA
2.000%, 10/5/22	25,000,000	25,483,630
2.375%, 1/19/23	50,000,000	51,410,100
0.250%, 5/22/23	50,000,000	50,007,810
0.250%, 7/10/23	9,090,000	9,087,632
2.875%, 9/12/23	20,000,000	20,984,812
0.310%, 11/16/23	10,000,000	9,999,305
0.250%, 11/27/23	25,430,000	25,379,443
2.500%, 2/5/24	111,045,000	116,595,373
1.750%, 7/2/24	50,000,000	51,697,580
2.625%, 9/6/24	85,000,000	90,318,629
1.625%, 10/15/24	115,050,000	118,762,537
1.625%, 1/7/25	83,600,000	86,428,380
0.625%, 4/22/25	21,380,000	21,322,650
0.500%, 6/17/25	20,000,000	19,856,272
0.375%, 8/25/25	127,500,000	125,487,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.580%, 10/20/25	$20,000,000	$19,788,762
0.560%, 10/22/25	10,000,000	9,886,617
0.540%, 10/27/25	10,000,000	9,883,430
0.600%, 10/29/25	10,000,000	9,898,777
0.500%, 11/7/25(x)	23,385,000	23,083,778
0.560%, 11/17/25	10,000,000	9,884,546
0.650%, 12/10/25	10,000,000	9,908,438
0.650%, 12/17/25	10,000,000	9,902,552
2.125%, 4/24/26	119,485,000	125,815,268
1.875%, 9/24/26	120,000,000	124,978,608
0.875%, 12/18/26	10,000,000	9,881,425
0.750%, 10/8/27	80,000,000	77,611,504
7.125%, 1/15/30	25,000,000	35,907,182
0.875%, 8/5/30	80,000,000	75,333,432
6.625%, 11/15/30	20,000,000	28,559,764
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	20,000,000	20,326,664
3.000%, 6/30/25	6,301,000	6,721,497
Iraq Government AID Bonds
2.149%, 1/18/22	19,135,000	19,246,768
State of Israel AID Bonds
5.500%, 9/18/23	20,000,000	22,017,212
5.500%, 4/26/24	27,579,000	31,092,981
Tennessee Valley Authority
2.875%, 9/15/24	20,000,000	21,357,504
0.750%, 5/15/25	8,330,000	8,340,660
6.750%, 11/1/25(x)	15,779,000	19,507,026
2.875%, 2/1/27	48,000,000	52,277,870
1.500%, 9/15/31	10,420,000	10,249,383

Total U.S. Government Agency Securities		3,986,316,971

U.S. Treasury Obligations (38.3%)
U.S. Treasury Bonds
7.125%, 2/15/23	2,000,000	2,190,575
6.250%, 8/15/23	1,000,000	1,112,001
U.S. Treasury Notes
0.125%, 11/30/22	10,000,000	9,999,419
2.000%, 11/30/22	40,000,000	40,871,072
2.125%, 12/31/22	74,000,000	75,821,384
0.125%, 1/31/23	5,000,000	4,997,862
1.750%, 1/31/23	35,000,000	35,736,575
2.375%, 1/31/23	35,000,000	36,032,139
2.000%, 2/15/23	102,000,000	104,564,464
1.500%, 2/28/23	18,000,000	18,336,496
2.500%, 3/31/23	9,000,000	9,310,138
0.125%, 4/30/23	50,000,000	49,933,745
1.625%, 4/30/23	26,000,000	26,579,818
1.750%, 5/15/23	12,500,000	12,812,011
1.625%, 5/31/23	7,500,000	7,674,614
2.750%, 5/31/23	20,000,000	20,839,204
1.375%, 6/30/23	25,000,000	25,498,952
1.250%, 7/31/23	41,000,000	41,751,120
0.125%, 8/15/23	30,000,000	29,926,632
1.375%, 8/31/23	3,125,000	3,190,905
0.125%, 10/15/23	25,000,000	24,911,145
0.250%, 11/15/23	30,000,000	29,959,491
2.750%, 11/15/23	11,500,000	12,093,007
2.125%, 11/30/23	18,000,000	18,698,843
2.250%, 12/31/23	31,000,000	32,320,163
2.250%, 1/31/24	33,000,000	34,451,512
2.500%, 1/31/24	9,000,000	9,446,499
2.125%, 2/29/24	33,000,000	34,382,410
2.375%, 2/29/24	5,000,000	5,238,681
2.125%, 3/31/24	40,000,000	41,702,784
2.000%, 4/30/24	35,000,000	36,416,359
2.500%, 5/15/24	28,000,000	29,507,915
2.000%, 5/31/24	38,000,000	39,558,863
2.000%, 6/30/24	19,000,000	19,795,676
1.750%, 7/31/24	55,000,000	56,963,588
2.375%, 8/15/24	93,000,000	97,999,652
1.250%, 8/31/24	22,000,000	22,474,267
1.875%, 8/31/24	25,000,000	25,992,258
1.500%, 9/30/24	18,000,000	18,523,221
2.125%, 9/30/24	7,000,000	7,332,476
2.250%, 10/31/24	4,000,000	4,208,525
2.250%, 11/15/24	25,000,000	26,312,635
1.500%, 11/30/24	7,000,000	7,203,966
1.750%, 12/31/24	40,000,000	41,497,216
2.250%, 12/31/24	22,000,000	23,175,612
1.375%, 1/31/25	30,000,000	30,753,012
2.000%, 2/15/25	13,000,000	13,596,488
2.125%, 5/15/25	57,000,000	59,903,950
0.250%, 6/30/25	50,000,000	49,097,260
2.875%, 7/31/25	13,000,000	14,039,470
2.000%, 8/15/25	30,000,000	31,411,521
0.250%, 10/31/25	10,000,000	9,767,948
2.250%, 11/15/25	23,000,000	24,322,670
0.375%, 12/31/25	80,000,000	78,368,264
0.375%, 1/31/26	70,000,000	68,471,634
1.625%, 2/15/26	20,000,000	20,630,012
0.750%, 3/31/26	65,000,000	64,527,086
0.750%, 4/30/26	20,000,000	19,839,188
1.625%, 5/15/26	97,000,000	100,026,992
0.750%, 5/31/26	15,000,000	14,867,565
2.125%, 5/31/26	9,000,000	9,488,606
0.875%, 6/30/26	50,000,000	49,802,585
0.625%, 7/31/26	10,000,000	9,836,140
1.500%, 8/15/26	60,500,000	61,995,754
1.375%, 8/31/26	16,615,000	16,925,709
1.625%, 9/30/26	25,000,000	25,768,760
2.000%, 11/15/26	76,000,000	79,728,005
2.250%, 2/15/27	5,000,000	5,308,952
0.625%, 3/31/27	20,000,000	19,510,896
0.500%, 5/31/27	25,000,000	24,139,843
2.250%, 8/15/27	20,000,000	21,247,068
0.500%, 8/31/27	100,000,000	96,198,180
0.500%, 10/31/27	15,000,000	14,386,869
2.250%, 11/15/27	63,500,000	67,474,617
0.625%, 11/30/27	20,000,000	19,305,592
2.750%, 2/15/28	26,600,000	29,092,149
2.875%, 5/15/28	16,000,000	17,641,338
2.875%, 8/15/28	33,000,000	36,434,808
3.125%, 11/15/28	47,500,000	53,332,539
2.625%, 2/15/29	52,000,000	56,661,353
2.375%, 5/15/29	67,000,000	71,860,796
1.625%, 8/15/29	17,500,000	17,811,825
1.500%, 2/15/30	67,400,000	67,779,004
0.625%, 5/15/30	65,000,000	60,617,654
0.625%, 8/15/30	101,500,000	94,365,037
0.875%, 11/15/30(x)	6,000,000	5,689,644
1.125%, 2/15/31	104,600,000	101,219,767
1.625%, 5/15/31	15,000,000	15,160,956
1.250%, 8/15/31	25,000,000	24,371,095

Total U.S. Treasury Obligations		3,030,124,491

Total Long-Term Debt Securities (88.9%) (Cost $6,935,423,158)		7,036,096,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.8%)
iShares 1-3 Year Treasury Bond ETF(x)	1,388,450	$119,614,968
iShares 3-7 Year Treasury Bond ETF(x)	6,067	789,741
iShares 7-10 Year Treasury Bond ETF(x)	1,083,450	124,835,109
Schwab Intermediate-Term U.S. Treasury ETF(x)	950,000	53,874,500
Schwab Short-Term U.S. Treasury ETF(x)	950,000	48,630,500
Vanguard Intermediate-Term Treasury ETF(x)	3,900,000	263,445,000
Vanguard Short-Term Treasury ETF	3,900,000	239,499,000

Total Exchange Traded Funds (10.8%) (Cost $796,745,421)		850,688,818

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $24,937,793, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $25,436,522. (xx)	$24,937,766	24,937,766
Cantor Fitzgerald & Co., 0.06%, dated 9/30/21, due 10/5/21, repurchase price $8,000,061, collateralized by various U.S. Government Agency Securities, ranging from 0.484%-6.000%, maturing 9/25/29-7/20/71; total market value $8,160,000.(xx)	8,000,000	8,000,000
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $6,363,050, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29- 2/15/41; total market value $6,490,283.(xx)	6,363,023	6,363,023
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $3,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $3,061,250.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $3,000,158, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%- 2.000%, maturing 7/31/22-2/15/50; total market value $3,331,855.(xx)	3,000,000	3,000,000
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $10,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.000%, maturing 10/7/21-2/15/51; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $1,100,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $1,122,056.(xx)	1,100,000	1,100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $1,300,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $1,326,039.(xx)	$1,300,000	$1,300,000

Total Repurchase Agreements		57,700,789

Total Short-Term Investments (0.8%) (Cost $62,700,789)		62,700,789

Total Investments in Securities (100.5%) (Cost $7,794,869,368)		7,949,486,090
Other Assets Less Liabilities (-0.5%)		(35,668,516)

Net Assets (100%)		$7,913,817,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $75,225,302. This was collateralized by $14,323,615 of various U.S. Government Treasury Securities, ranging from 0.089% - 3.875%, maturing 10/31/21 - 2/15/51 and by cash of $62,700,789 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$19,655,021	$—	$19,655,021
Exchange Traded Funds	850,688,818	—	—	850,688,818
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	57,700,789	—	57,700,789
U.S. Government Agency Securities	—	3,986,316,971	—	3,986,316,971
U.S. Treasury Obligations	—	3,030,124,491	—	3,030,124,491

Total Assets	$855,688,818	$7,093,797,272	$—	$7,949,486,090

Total Liabilities	$—	$—	$—	$—

Total	$855,688,818	$7,093,797,272	$—	$7,949,486,090

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,159,297
Aggregate gross unrealized depreciation	(35,344,206)

Net unrealized appreciation	$153,815,091

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,795,670,999

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.2%)
Afterpay Ltd.*	9,833	$850,664
AGL Energy Ltd.	26,103	108,035
Ampol Ltd.	10,711	214,944
APA Group	51,345	322,360
Aristocrat Leisure Ltd.	26,065	872,511
ASX Ltd.	8,803	514,241
Aurizon Holdings Ltd.	77,109	210,015
AusNet Services Ltd.	92,380	168,952
Australia & New Zealand Banking Group Ltd.	125,167	2,525,242
BHP Group Ltd.	130,330	3,502,922
BHP Group plc	93,034	2,318,713
BlueScope Steel Ltd.	21,435	310,970
Brambles Ltd.	64,472	501,459
Cochlear Ltd.	3,004	474,458
Coles Group Ltd.	59,323	723,974
Commonwealth Bank of Australia	78,535	5,852,390
Computershare Ltd.	23,942	313,327
Crown Resorts Ltd.*	17,708	122,479
CSL Ltd.	20,140	4,247,070
Dexus (REIT)	44,852	347,039
Domino’s Pizza Enterprises Ltd.	2,752	317,289
Endeavour Group Ltd.	58,253	292,517
Evolution Mining Ltd.	69,738	176,724
Fortescue Metals Group Ltd.	74,914	790,009
Glencore plc*	445,725	2,104,965
Goodman Group (REIT)	74,224	1,152,209
GPT Group (The) (REIT)	90,839	330,928
Insurance Australia Group Ltd.	112,468	396,345
Lendlease Corp. Ltd.	30,816	239,200
Macquarie Group Ltd.	15,345	2,013,305
Magellan Financial Group Ltd.	5,973	152,232
Medibank Pvt Ltd.	117,620	304,112
Mirvac Group (REIT)	177,742	381,315
National Australia Bank Ltd.	145,260	2,895,077
Newcrest Mining Ltd.	35,567	583,098
Northern Star Resources Ltd.	51,059	314,510
Oil Search Ltd.	301,703	955,035
Orica Ltd.	218,264	2,151,262
Origin Energy Ltd.	78,131	263,315
Qantas Airways Ltd.*	38,454	157,175
QBE Insurance Group Ltd.	63,466	529,467
Ramsay Health Care Ltd.	8,245	414,746
REA Group Ltd.	2,335	265,502
Reece Ltd.	13,210	180,073
Rio Tinto Ltd.	16,296	1,157,995
Rio Tinto plc	49,583	3,273,774
Rio Tinto plc (ADR)(x)	39,218	2,620,547
Santos Ltd.	81,328	419,309
Scentre Group (REIT)	231,109	497,268
SEEK Ltd.	15,329	341,243
Sonic Healthcare Ltd.	20,017	587,695
South32 Ltd.	213,791	542,659
Stockland (REIT)	108,686	347,547
Suncorp Group Ltd.	54,986	493,881
Sydney Airport*	57,176	339,640
Tabcorp Holdings Ltd.	95,346	337,473
Telstra Corp. Ltd.	184,606	520,315
Transurban Group*	13,718	140,431
Transurban Group	123,460	1,251,763
Treasury Wine Estates Ltd.	31,455	279,632
Vicinity Centres (REIT)	159,395	189,915
Washington H Soul Pattinson & Co. Ltd.(x)	9,572	270,131
Wesfarmers Ltd.	49,798	2,003,993
Westpac Banking Corp.	161,573	3,004,509
WiseTech Global Ltd.	14,473	557,615
Woodside Petroleum Ltd.	43,827	754,166
Woolworths Group Ltd.	56,487	1,603,945

		63,397,621

Austria (0.3%)
Erste Group Bank AG	78,649	3,434,748
Mondi plc	21,579	527,444
OMV AG	6,591	396,049
Raiffeisen Bank International AG	6,997	182,027
Verbund AG	3,108	313,956
voestalpine AG(x)	5,603	205,935

		5,060,159

Belgium (0.4%)
Ageas SA/NV	7,730	382,558
Anheuser-Busch InBev SA/NV	33,374	1,884,899
Elia Group SA/NV	1,213	144,880
Etablissements Franz Colruyt NV	2,495	127,102
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	163,349
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	3,477	382,259
KBC Group NV	11,351	1,019,040
Proximus SADP	7,212	142,585
Sofina SA	665	263,813
Solvay SA	3,355	417,477
UCB SA	5,617	624,976
Umicore SA	8,745	518,213

		6,071,151

Brazil (0.5%)
Ambev SA	803,000	2,260,476
Banco Bradesco SA (ADR)*	552,941	2,117,764
Hypera SA*	58,967	346,390
Petroleo Brasileiro SA (ADR)	253,996	2,626,319
Yara International ASA	8,206	406,146

		7,757,095

Canada (1.0%)
Agnico Eagle Mines Ltd.	28,501	1,478,605
Canadian National Railway Co.	31,461	3,638,465
Element Fleet Management Corp.	133,041	1,342,384
Franco-Nevada Corp.	10,493	1,363,195
Magna International, Inc.	38,085	2,866,147
Restaurant Brands International, Inc.(x)	39,841	2,437,871
Ritchie Bros Auctioneers, Inc.	41,381	2,553,560

		15,680,227

Chile (0.2%)
Antofagasta plc	17,978	322,995
Sociedad Quimica y Minera de Chile SA (ADR)	39,218	2,106,791

		2,429,786

China (1.8%)
Alibaba Group Holding Ltd.*	229,700	4,272,423
Anhui Conch Cement Co. Ltd., Class H	236,000	1,269,422
Baidu, Inc. (ADR)*	13,257	2,038,264
BOC Hong Kong Holdings Ltd.	165,043	494,441
Budweiser Brewing Co. APAC Ltd.(m)	76,400	192,304
BYD Co. Ltd., Class H	66,000	2,038,312
China Life Insurance Co. Ltd., Class H	677,000	1,104,110
China Resources Gas Group Ltd.	154,000	808,275
Chow Tai Fook Jewellery Group Ltd.	90,800	172,866
ESR Cayman Ltd.(m)*	79,800	240,900
Futu Holdings Ltd. (ADR)(x)*	2,275	207,070
Kingsoft Corp. Ltd.	121,200	477,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Prosus NV*	75,224	$5,924,507
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(x)	426,500	2,176,829
Sinopharm Group Co. Ltd., Class H	421,200	1,093,997
SITC International Holdings Co. Ltd.	59,000	210,345
Tencent Holdings Ltd.	35,500	2,081,515
TravelSky Technology Ltd., Class H	668,000	1,287,506
Wilmar International Ltd.	87,155	267,756
Yum China Holdings, Inc.(Hong Kong stock exchange)	6,200	364,892
Yum China Holdings, Inc.(New York stock exchange)	12,024	698,715

		27,422,261

Colombia (0.3%)
Bancolombia SA (ADR)	55,836	1,933,042
Ecopetrol SA (ADR)(x)	139,620	2,003,547

		3,936,589

Denmark (1.6%)
Ambu A/S, Class B	7,503	221,625
AP Moller - Maersk A/S, Class A	136	347,986
AP Moller - Maersk A/S, Class B	256	692,472
Carlsberg A/S, Class B	4,436	721,627
Chr Hansen Holding A/S	4,617	377,040
Coloplast A/S, Class B	5,209	816,454
Danske Bank A/S	30,604	515,896
Demant A/S*	4,810	242,235
DSV A/S	8,924	2,130,572
Genmab A/S*	6,350	2,774,216
GN Store Nord A/S	5,569	379,533
Novo Nordisk A/S, Class B	100,836	9,698,918
Novozymes A/S, Class B	9,298	636,566
Orsted A/S(m)	8,297	1,094,711
Pandora A/S	4,370	529,950
ROCKWOOL International A/S, Class B	382	163,336
Tryg A/S	16,363	371,732
Vestas Wind Systems A/S	44,712	1,790,114

		23,504,983

Finland (0.9%)
Elisa OYJ	6,149	381,773
Fortum OYJ	20,021	608,881
Kesko OYJ, Class B	12,090	417,323
Kone OYJ, Class B	15,132	1,061,079
Metso Outotec OYJ	208,500	1,900,247
Neste OYJ	18,804	1,061,277
Nokia OYJ*	238,676	1,313,056
Nordea Bank Abp (Aquis Stock Exchange)	2,447	31,721
Nordea Bank Abp (Turquoise Stock Exchange)	312,340	4,008,520
Orion OYJ, Class B	4,971	196,758
Sampo OYJ, Class A	21,773	1,080,382
Stora Enso OYJ, Class R	25,297	420,036
UPM-Kymmene OYJ	23,676	836,527
Wartsila OYJ Abp	21,524	257,750

		13,575,330

France (9.2%)
Accor SA*	104,821	3,710,690
Adevinta ASA*	11,739	200,869
Aeroports de Paris*	1,430	181,511
Air Liquide SA	36,000	5,760,255
Airbus SE*	42,154	5,534,615
Alstom SA	13,994	530,953
Amundi SA(m)	22,734	1,917,090
Arkema SA	2,790	369,070
Atos SE	4,432	235,986
AXA SA	85,017	2,365,172
BioMerieux	1,684	191,255
BNP Paribas SA	94,738	6,068,483
Bollore SA	39,268	227,065
Bouygues SA	10,404	429,353
Bureau Veritas SA	13,340	409,429
Capgemini SE	41,136	8,555,061
Carrefour SA	27,492	494,868
Cie de Saint-Gobain	22,468	1,513,266
Cie Generale des Etablissements Michelin SCA	7,558	1,159,932
CNP Assurances	8,004	126,971
Covivio (REIT)	2,419	202,274
Credit Agricole SA	50,487	696,565
Danone SA	28,698	1,958,780
Dassault Aviation SA	960	107,707
Dassault Systemes SE	47,387	2,484,344
Edenred	43,363	2,335,563
Eiffage SA	3,692	372,455
Electricite de France SA	21,131	265,360
Engie SA	81,347	1,067,639
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	829,058
EssilorLuxottica SA (Turquoise Stock Exchange)	36,087	6,900,431
Eurazeo SE	1,541	144,826
Faurecia SE (Euronext Paris)	4,454	207,556
Faurecia SE (Italian Stock Exchange)	802	38,087
Gecina SA (REIT)	2,053	275,220
Getlink SE	19,340	302,795
Hermes International	1,408	1,945,964
Ipsen SA	1,724	164,585
Kering SA	9,640	6,856,219
Klepierre SA (REIT)	8,749	194,798
La Francaise des Jeux SAEM(m)	4,300	221,193
Legrand SA	11,939	1,280,499
L’Oreal SA	16,238	6,701,784
LVMH Moet Hennessy Louis Vuitton SE	21,715	15,527,617
Orange SA	90,826	983,948
Orpea SA	2,339	270,887
Pernod Ricard SA	22,673	4,958,291
Publicis Groupe SA	9,776	658,352
Remy Cointreau SA	1,068	206,999
Renault SA*	8,759	312,441
Safran SA	54,362	6,815,912
Sanofi	71,213	6,855,290
Sartorius Stedim Biotech	1,194	666,470
SCOR SE	6,985	200,198
SEB SA	1,113	156,937
Societe Generale SA	35,454	1,113,150
Sodexo SA*	30,998	2,714,312
Suez SA	16,030	365,552
Teleperformance	5,870	2,309,590
Thales SA	4,640	448,096
TotalEnergies SE	157,796	7,561,440
Ubisoft Entertainment SA*	4,228	253,601
Unibail-Rodamco-Westfield (REIT)*	5,664	414,261
Valeo	10,364	289,217
Veolia Environnement SA	23,794	728,161
Vinci SA	44,556	4,615,284
Vivendi SE	31,293	394,710
Wendel SE	1,104	153,084
Worldline SA(m)*	47,107	3,594,083

		138,103,479

Germany (7.6%)
adidas AG	11,771	3,709,122
Allianz SE (Registered)	18,242	4,114,369

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Aroundtown SA	43,791	$302,534
BASF SE	40,511	3,086,645
Bayer AG (Registered)	71,335	3,890,746
Bayerische Motoren Werke AG	14,599	1,401,269
Bayerische Motoren Werke AG (Preference)(q)	2,622	200,204
Bechtle AG	3,888	266,740
Beiersdorf AG	4,376	473,108
Brenntag SE	6,770	631,522
Carl Zeiss Meditec AG	1,857	356,967
Commerzbank AG*	44,585	296,973
Continental AG*	43,003	4,714,467
Covestro AG(m)	43,188	2,966,217
Daimler AG (Registered)	37,745	3,355,355
Deutsche Bank AG (Registered)*	90,362	1,158,917
Deutsche Boerse AG	17,374	2,828,251
Deutsche Lufthansa AG (Registered)(x)*	12,188	83,860
Deutsche Post AG (Registered)	82,426	5,195,023
Deutsche Telekom AG (Registered)	148,790	2,999,928
Deutsche Wohnen SE	15,214	932,649
E.ON SE	100,225	1,226,199
Evonik Industries AG	9,693	307,009
Fresenius Medical Care AG & Co. KGaA	9,317	656,584
Fresenius SE & Co. KGaA	18,667	897,496
FUCHS PETROLUB SE (Preference)(q)	2,978	139,327
GEA Group AG	42,786	1,960,816
Hannover Rueck SE	2,663	466,409
HeidelbergCement AG	33,989	2,549,127
HelloFresh SE*	7,014	649,358
Henkel AG & Co. KGaA	4,453	384,214
Henkel AG & Co. KGaA (Preference)(q)	7,898	733,264
Infineon Technologies AG	96,120	3,951,412
KION Group AG	3,051	285,502
Knorr-Bremse AG	3,276	351,546
LANXESS AG	3,877	263,637
LEG Immobilien SE	3,210	454,157
Merck KGaA	22,181	4,823,457
MTU Aero Engines AG	10,493	2,372,594
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,202	1,699,938
Nemetschek SE	2,496	262,339
Nordex SE(x)*	65,000	1,105,569
Porsche Automobil Holding SE (Preference)(q)	6,831	680,737
Puma SE	4,797	536,111
Rational AG	208	196,132
Rheinmetall AG	30,223	2,967,112
RWE AG	84,861	2,999,951
SAP SE	111,586	15,116,963
Sartorius AG (Preference)(q)	1,191	758,486
Scout24 AG(m)	4,129	286,605
Siemens AG (Registered)	56,430	9,275,790
Siemens Energy AG*	17,251	463,575
Siemens Healthineers AG(m)	11,909	774,920
Symrise AG	17,587	2,320,119
TeamViewer AG(m)*	6,518	192,194
Telefonica Deutschland Holding AG	52,488	149,407
Uniper SE	4,158	173,559
United Internet AG (Registered), Class G	4,348	169,188
Vitesco Technologies Group AG*	3,711	219,207
Volkswagen AG(x)	1,480	459,511
Volkswagen AG (Preference)(q)	17,176	3,847,676
Vonovia SE	50,959	3,063,305
Zalando SE(m)(x)*	9,140	839,878

		113,995,246

Hong Kong (1.6%)
AIA Group Ltd.	1,058,452	12,187,165
CK Asset Holdings Ltd.	91,205	524,173
CK Infrastructure Holdings Ltd.	30,340	168,568
CLP Holdings Ltd.	74,564	717,181
Hang Lung Properties Ltd.	96,438	219,221
Hang Seng Bank Ltd.	33,974	579,824
Henderson Land Development Co. Ltd.	63,906	242,592
HK Electric Investments & HK Electric Investments Ltd.(m)	122,500	121,613
HKT Trust & HKT Ltd.	159,042	217,510
Hong Kong & China Gas Co. Ltd.(x)	495,330	750,289
Hong Kong Exchanges & Clearing Ltd.	53,039	3,219,375
Hongkong Land Holdings Ltd.	52,400	245,232
Jardine Matheson Holdings Ltd.	9,700	514,100
Link REIT (REIT)	92,899	793,933
Melco Resorts & Entertainment Ltd. (ADR)*	9,478	97,055
MTR Corp. Ltd.	67,118	360,337
New World Development Co. Ltd.	67,559	274,136
Power Assets Holdings Ltd.	58,496	342,821
Sino Land Co. Ltd.	135,239	181,957
Sun Hung Kai Properties Ltd.	56,278	699,387
Swire Pacific Ltd., Class A	25,331	150,141
Swire Properties Ltd.	57,600	144,121
Techtronic Industries Co. Ltd.	59,500	1,166,405
WH Group Ltd.(m)	331,323	235,700
Wharf Real Estate Investment Co. Ltd.	76,330	394,344
Xinyi Glass Holdings Ltd.	76,000	225,757

		24,772,937

India (1.0%)
HDFC Bank Ltd.	162,065	3,474,427
HDFC Bank Ltd. (ADR)	42,089	3,076,285
ICICI Bank Ltd. (ADR)	133,874	2,526,202
Infosys Ltd. (ADR)	66,613	1,482,139
ITC Ltd.	302,623	956,438
Mahindra & Mahindra Ltd.	69,549	747,640
Reliance Industries Ltd.	53,658	1,814,574
UPL Ltd.	103,925	983,647

		15,061,352

Ireland (1.0%)
CRH plc	77,117	3,597,199
Flutter Entertainment plc (Dublin Stock Exchange)*	7,383	1,459,559
Flutter Entertainment plc (London Stock Exchange)*	10,870	2,133,908
ICON plc*	22,273	5,835,971
Kerry Group plc, Class A	7,067	946,157
Kingspan Group plc	6,891	681,636
Smurfit Kappa Group plc	10,592	555,253

		15,209,683

Israel (0.5%)
Azrieli Group Ltd.	2,018	181,455
Bank Hapoalim BM	51,464	451,819
Bank Leumi Le-Israel BM	65,791	558,467
Check Point Software Technologies Ltd.*	23,062	2,606,929
Elbit Systems Ltd.	1,207	175,115
ICL Group Ltd.	29,531	214,802
Israel Discount Bank Ltd., Class A*	53,507	282,504

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mizrahi Tefahot Bank Ltd.	5,915	$199,146
Nice Ltd.*	2,851	806,492
Nice Ltd. (ADR)*	2,436	691,921
Teva Pharmaceutical Industries Ltd. (ADR)*	49,739	484,458
Wix.com Ltd.*	2,454	480,910

		7,134,018

Italy (1.5%)
Amplifon SpA	5,910	281,638
Assicurazioni Generali SpA	49,561	1,054,403
Atlantia SpA*	21,561	407,607
Davide Campari-Milano NV	23,513	330,994
DiaSorin SpA	1,086	227,928
Enel SpA	358,890	2,755,391
Eni SpA	111,488	1,484,380
Ferrari NV	5,626	1,177,756
FinecoBank Banca Fineco SpA*	27,589	499,984
Infrastrutture Wireless Italiane SpA(m)	12,098	134,913
Intesa Sanpaolo SpA	736,572	2,089,666
Leonardo SpA*	261,249	2,133,734
Mediobanca Banca di Credito Finanziario SpA*	28,075	339,142
Moncler SpA	9,008	550,936
Nexi SpA(m)*	18,893	352,482
Poste Italiane SpA(m)	23,675	325,837
Prysmian SpA	172,240	6,042,302
Recordati Industria Chimica e Farmaceutica SpA	4,468	259,893
Snam SpA	91,273	505,932
Telecom Italia SpA (Aquis Stock Exchange)	300,162	121,355
Telecom Italia SpA (Turquoise Stock Exchange)	347,867	136,324
Terna - Rete Elettrica Nazionale	60,313	427,790
UniCredit SpA	93,294	1,234,051

		22,874,438

Japan (14.9%)
ABC-Mart, Inc.	1,240	70,203
Acom Co. Ltd.	17,200	63,100
Advantest Corp.	8,800	788,408
Aeon Co. Ltd.	29,152	767,180
AEON Financial Service Co. Ltd.	49,300	629,802
AGC, Inc.	8,150	417,134
Aisin Corp.	6,738	244,886
Ajinomoto Co., Inc.	20,268	599,726
ANA Holdings, Inc.(x)*	6,130	159,152
Asahi Group Holdings Ltd.	20,287	982,742
Asahi Intecc Co. Ltd.	9,300	255,150
Asahi Kasei Corp.	55,378	591,089
Astellas Pharma, Inc.	83,150	1,371,031
Azbil Corp.	5,900	253,599
Bandai Namco Holdings, Inc.	8,719	654,753
Bridgestone Corp.	24,864	1,179,207
Brother Industries Ltd.(x)	10,615	233,559
Canon, Inc.	44,030	1,083,012
Capcom Co. Ltd.	8,400	233,314
Casio Computer Co. Ltd.(x)	8,627	143,049
Central Japan Railway Co.	6,300	1,006,937
Chiba Bank Ltd. (The)(x)	21,772	140,183
Chubu Electric Power Co., Inc.(x)	27,254	323,288
Chugai Pharmaceutical Co. Ltd.	30,041	1,100,474
Concordia Financial Group Ltd.(x)	48,300	190,570
Cosmos Pharmaceutical Corp.	1,000	170,543
CyberAgent, Inc.	17,000	329,240
Dai Nippon Printing Co. Ltd.	9,881	239,295
Daifuku Co. Ltd.	4,600	432,550
Dai-ichi Life Holdings, Inc.	44,300	964,589
Daiichi Sankyo Co. Ltd.	75,661	2,018,470
Daikin Industries Ltd.	11,023	2,370,922
Daito Trust Construction Co. Ltd.(x)	2,838	331,346
Daiwa House Industry Co. Ltd.	24,658	823,493
Daiwa House REIT Investment Corp. (REIT)	90	263,716
Daiwa Securities Group, Inc.(x)	64,176	374,870
Denso Corp.	71,812	4,707,678
Dentsu Group, Inc.	10,074	387,561
Disco Corp.	1,200	335,902
East Japan Railway Co.	13,125	920,658
Eisai Co. Ltd.	10,754	809,834
ENEOS Holdings, Inc.(x)	132,038	539,171
FANUC Corp.	8,544	1,870,397
Fast Retailing Co. Ltd.	2,516	1,854,355
Fuji Electric Co. Ltd.	5,457	248,658
FUJIFILM Holdings Corp.	15,868	1,368,297
Fujitsu Ltd.	8,674	1,575,290
GLP J-REIT (REIT)	182	299,165
GMO Payment Gateway, Inc.	1,800	228,052
Hakuhodo DY Holdings, Inc.	9,660	166,656
Hamamatsu Photonics KK	5,900	366,002
Hankyu Hanshin Holdings, Inc.	10,800	340,753
Harmonic Drive Systems, Inc.	1,800	86,809
Hikari Tsushin, Inc.	900	152,188
Hino Motors Ltd.	11,330	106,279
Hirose Electric Co. Ltd.(x)	1,567	260,943
Hisamitsu Pharmaceutical Co., Inc.	2,567	97,373
Hitachi Construction Machinery Co. Ltd.	4,751	134,582
Hitachi Ltd.	183,942	10,906,621
Hitachi Metals Ltd.*	10,086	195,427
Honda Motor Co. Ltd.	72,804	2,245,299
Hoshizaki Corp.	2,200	200,313
Hoya Corp.	16,302	2,549,599
Hulic Co. Ltd.	10,900	121,519
Ibiden Co. Ltd.	5,000	276,407
Idemitsu Kosan Co. Ltd.(x)	8,795	232,184
Iida Group Holdings Co. Ltd.(x)	7,100	182,743
Inpex Corp.	44,800	350,614
Isuzu Motors Ltd.	25,869	339,866
Ito En Ltd.	2,700	179,295
ITOCHU Corp.(x)	52,732	1,544,600
Itochu Techno-Solutions Corp.	4,900	159,969
Japan Airlines Co. Ltd.*	5,458	129,919
Japan Exchange Group, Inc.	23,300	578,257
Japan Metropolitan Fund Invest (REIT)	324	311,481
Japan Post Bank Co. Ltd.	18,800	160,897
Japan Post Holdings Co. Ltd.*	69,800	587,476
Japan Post Insurance Co. Ltd.	9,800	177,363
Japan Real Estate Investment Corp. (REIT)	55	329,455
Japan Tobacco, Inc.	53,100	1,042,588
JFE Holdings, Inc.(x)	20,676	308,512
JSR Corp.	9,118	330,519
Kajima Corp.(x)	20,869	268,929
Kakaku.com, Inc.	5,700	184,530
Kansai Electric Power Co., Inc. (The)(x)	31,323	303,973
Kansai Paint Co. Ltd.	8,452	210,157
Kao Corp.	39,667	2,363,438
KDDI Corp.(x)	72,000	2,379,421
Keio Corp.	4,869	260,670
Keisei Electric Railway Co. Ltd.	5,677	188,310
Keyence Corp.	8,632	5,172,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kikkoman Corp.(x)	6,223	$505,715
Kintetsu Group Holdings Co. Ltd.*	8,098	273,329
Kirin Holdings Co. Ltd.	36,091	670,354
Kobayashi Pharmaceutical Co. Ltd.	2,300	182,150
Kobe Bussan Co. Ltd.	6,200	202,419
Koei Tecmo Holdings Co. Ltd.	2,730	129,856
Koito Manufacturing Co. Ltd.	21,400	1,286,761
Komatsu Ltd.	80,272	1,930,186
Konami Holdings Corp.	4,188	262,813
Kose Corp.	6,600	791,082
Kubota Corp.	46,208	985,765
Kurita Water Industries Ltd.	4,614	222,918
Kyocera Corp.	14,208	888,210
Kyowa Kirin Co. Ltd.	12,267	442,357
Lasertec Corp.	3,300	749,590
Lawson, Inc.	2,380	116,854
Lion Corp.	10,800	174,719
Lixil Corp.	11,623	337,751
M3, Inc.	19,700	1,406,375
Makita Corp.	9,792	534,365
Marubeni Corp.(x)	69,368	569,155
Mazda Motor Corp.*	24,135	210,170
McDonald’s Holdings Co. Japan Ltd.	3,080	145,377
Medipal Holdings Corp.	7,722	145,664
Meiji Holdings Co. Ltd.	5,032	325,217
Mercari, Inc.*	3,900	214,701
Minebea Mitsumi, Inc.	16,800	428,976
MISUMI Group, Inc.	12,100	514,180
Mitsubishi Chemical Holdings Corp.	56,759	518,640
Mitsubishi Corp.	55,984	1,751,329
Mitsubishi Electric Corp.	80,371	1,117,833
Mitsubishi Estate Co. Ltd.	53,411	850,577
Mitsubishi Gas Chemical Co., Inc.	6,855	135,378
Mitsubishi HC Capital, Inc.	30,400	159,754
Mitsubishi Heavy Industries Ltd.	14,725	397,554
Mitsubishi UFJ Financial Group, Inc.(x)	1,039,516	6,069,154
Mitsui & Co. Ltd.(x)	66,854	1,450,279
Mitsui Chemicals, Inc.	8,757	294,015
Mitsui Fudosan Co. Ltd.	41,527	989,169
Miura Co. Ltd.	3,700	148,447
Mizuho Financial Group, Inc.(x)	107,704	1,516,255
MonotaRO Co. Ltd.	12,000	270,784
MS&AD Insurance Group Holdings, Inc.(x)	19,936	665,189
Murata Manufacturing Co. Ltd.	83,613	7,442,795
Nabtesco Corp.	32,500	1,231,130
NEC Corp.	11,174	606,584
Nexon Co. Ltd.	22,400	361,399
NGK Insulators Ltd.	10,567	179,446
NH Foods Ltd.	3,737	141,361
Nidec Corp.	19,584	2,172,555
Nihon M&A Center Holdings, Inc.	13,800	406,652
Nintendo Co. Ltd.	4,939	2,402,621
Nippon Building Fund, Inc. (REIT)	65	422,222
Nippon Express Co. Ltd.	3,442	237,146
Nippon Paint Holdings Co. Ltd.	30,400	330,700
Nippon Prologis REIT, Inc. (REIT)	90	300,963
Nippon Sanso Holdings Corp.	110,600	2,783,280
Nippon Shinyaku Co. Ltd.	1,800	149,959
Nippon Steel Corp.	38,529	689,544
Nippon Telegraph & Telephone Corp.	56,816	1,570,682
Nippon Yusen KK(x)	6,644	499,751
Nissan Chemical Corp.	5,200	303,517
Nissan Motor Co. Ltd.*	99,747	500,246
Nisshin Seifun Group, Inc.	8,261	137,725
Nissin Foods Holdings Co. Ltd.	3,006	241,627
Nitori Holdings Co. Ltd.	3,650	718,073
Nitto Denko Corp.	6,011	428,352
Nomura Holdings, Inc.	137,908	677,842
Nomura Real Estate Holdings, Inc.	4,775	124,438
Nomura Real Estate Master Fund, Inc. (REIT)	180	259,385
Nomura Research Institute Ltd.	14,977	551,970
NSK Ltd.(x)	15,570	105,670
NTT Data Corp.	27,100	525,046
Obayashi Corp.(x)	31,066	257,950
Obic Co. Ltd.	3,000	574,042
Odakyu Electric Railway Co. Ltd.	13,051	302,329
Oji Holdings Corp.	39,412	198,872
Olympus Corp.	51,308	1,126,788
Omron Corp.	8,144	807,213
Ono Pharmaceutical Co. Ltd.	16,775	382,594
Oracle Corp.	1,740	153,096
Oriental Land Co. Ltd.	8,744	1,416,090
ORIX Corp.	53,410	998,124
Orix JREIT, Inc. (REIT)	120	209,032
Osaka Gas Co. Ltd.	16,973	311,974
Otsuka Corp.	4,934	253,658
Otsuka Holdings Co. Ltd.	17,000	724,688
Pan Pacific International Holdings Corp.	18,500	383,419
Panasonic Corp.	98,586	1,223,664
PeptiDream, Inc.*	4,300	139,990
Persol Holdings Co. Ltd.	7,600	190,434
Pigeon Corp.	5,500	128,085
Pola Orbis Holdings, Inc.	4,800	110,716
Rakuten Group, Inc.	40,000	387,070
Recruit Holdings Co. Ltd.	59,900	3,652,421
Renesas Electronics Corp.*	57,000	703,309
Resona Holdings, Inc.	100,459	399,832
Ricoh Co. Ltd.(x)	29,280	300,460
Rinnai Corp.	1,584	173,590
Rohm Co. Ltd.	3,926	369,852
Ryohin Keikaku Co. Ltd.	10,600	235,830
Santen Pharmaceutical Co. Ltd.	14,855	209,625
SBI Holdings, Inc.	11,560	285,211
SCSK Corp.	7,800	164,943
Secom Co. Ltd.	28,227	2,048,268
Seiko Epson Corp.(x)	13,400	270,350
Sekisui Chemical Co. Ltd.	15,914	273,992
Sekisui House Ltd.	27,670	581,460
Seven & i Holdings Co. Ltd.	33,312	1,511,683
SG Holdings Co. Ltd.	14,800	420,840
Sharp Corp.(x)	8,500	107,611
Shimadzu Corp.	10,240	449,805
Shimano, Inc.	3,236	942,711
Shimizu Corp.(x)	24,410	183,965
Shin-Etsu Chemical Co. Ltd.	25,164	4,244,278
Shionogi & Co. Ltd.	11,707	801,994
Shiseido Co. Ltd.	17,822	1,201,142
Shizuoka Bank Ltd. (The)(x)	20,124	165,562
SMC Corp.	2,448	1,531,537
SoftBank Corp.	127,400	1,729,744
SoftBank Group Corp.	85,144	4,920,248
Sohgo Security Services Co. Ltd.	2,700	121,910
Sompo Holdings, Inc.(x)	14,427	624,822
Sony Group Corp.	88,264	9,829,205
Square Enix Holdings Co. Ltd.	3,500	184,428
Stanley Electric Co. Ltd.	5,884	148,317
Subaru Corp.	129,980	2,413,801
Sugi Holdings Co. Ltd.	11,100	807,446
SUMCO Corp.	11,600	232,902
Sumitomo Chemical Co. Ltd.(x)	67,658	352,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Corp.	51,128	$714,835
Sumitomo Dainippon Pharma Co. Ltd.(x)	8,392	149,938
Sumitomo Electric Industries Ltd.(x)	32,260	430,352
Sumitomo Metal Mining Co. Ltd.	10,991	396,638
Sumitomo Mitsui Financial Group, Inc.(x)	58,152	2,034,470
Sumitomo Mitsui Trust Holdings, Inc.	15,233	521,694
Sumitomo Realty & Development Co. Ltd.	13,126	478,971
Suntory Beverage & Food Ltd.	6,300	261,718
Suzuki Motor Corp.	16,436	732,607
Sysmex Corp.	7,500	926,484
T&D Holdings, Inc.	23,568	321,884
Taisei Corp.(x)	8,436	271,623
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	103,547
Takeda Pharmaceutical Co. Ltd.	70,377	2,332,842
TDK Corp.	16,713	603,794
Terumo Corp.	135,400	6,365,762
THK Co. Ltd.	5,608	123,643
TIS, Inc.	9,600	262,390
Tobu Railway Co. Ltd.	8,998	242,642
Toho Co. Ltd.	4,746	223,898
Toho Gas Co. Ltd.(x)	2,918	127,476
Tohoku Electric Power Co., Inc.(x)	19,259	141,900
Tokio Marine Holdings, Inc.(x)	28,215	1,513,101
Tokyo Century Corp.(x)	1,500	84,667
Tokyo Electric Power Co. Holdings, Inc.*	66,358	190,317
Tokyo Electron Ltd.	6,636	2,925,165
Tokyo Gas Co. Ltd.	16,842	313,649
Tokyu Corp.(x)	21,805	324,707
Toppan, Inc.	11,355	193,123
Toray Industries, Inc.	63,174	403,462
Toshiba Corp.	18,368	770,241
Tosoh Corp.	11,200	203,237
TOTO Ltd.	6,433	305,646
Toyo Suisan Kaisha Ltd.	3,856	171,261
Toyota Industries Corp.	6,418	527,280
Toyota Motor Corp.	469,250	8,394,041
Toyota Tsusho Corp.	9,214	386,143
Trend Micro, Inc.	6,182	344,869
Tsuruha Holdings, Inc.	1,700	210,019
Unicharm Corp.	18,182	806,407
United Urban Investment Corp. (REIT)	127	171,809
USS Co. Ltd.	9,410	160,988
Welcia Holdings Co. Ltd.	3,800	136,622
West Japan Railway Co.	9,500	473,075
Yakult Honsha Co. Ltd.	5,807	294,418
Yamada Holdings Co. Ltd.	31,820	133,930
Yamaha Corp.	5,679	357,028
Yamaha Motor Co. Ltd.	12,832	357,304
Yamato Holdings Co. Ltd.	13,736	348,232
Yaskawa Electric Corp.	10,940	526,266
Yokogawa Electric Corp.	10,903	190,641
Z Holdings Corp.	367,500	2,358,434
ZOZO, Inc.	5,100	190,967

		225,325,763

Jordan (0.0%)
Hikma Pharmaceuticals plc	7,283	239,599

Luxembourg (0.4%)
ArcelorMittal SA	32,000	965,558
Eurofins Scientific SE	35,617	4,567,415

		5,532,973

Macau (0.1%)
Galaxy Entertainment Group Ltd.*	95,000	479,327
Sands China Ltd.*	103,200	211,493
SJM Holdings Ltd.(x)*	95,000	64,276
Wynn Macau Ltd.(x)*	75,600	63,145

		818,241

Malta (0.0%)
BGP Holdings plc(r)*	1,331,785	—

Mexico (0.4%)
Fomento Economico Mexicano SAB de CV (ADR)	16,900	1,465,568
Grupo Financiero Banorte SAB de CV, Class O	652,410	4,181,253
Wal-Mart de Mexico SAB de CV	144,878	490,963

		6,137,784

Netherlands (3.9%)
ABN AMRO Bank NV (CVA)(m)*	18,999	273,371
Adyen NV(m)*	869	2,416,307
Aegon NV	79,825	409,820
Akzo Nobel NV	27,014	2,941,577
Argenx SE*	2,053	596,901
ASM International NV	2,077	810,943
ASML Holding NV	27,597	20,357,544
EXOR NV	4,915	414,171
Heineken Holding NV	4,905	426,388
Heineken NV	33,860	3,519,839
ING Groep NV	173,545	2,518,863
JDE Peet’s NV	3,558	105,684
Koninklijke Ahold Delhaize NV	46,295	1,534,833
Koninklijke DSM NV	7,601	1,519,279
Koninklijke KPN NV	152,798	479,187
Koninklijke Philips NV	40,561	1,797,781
Koninklijke Vopak NV	2,744	107,871
NN Group NV	46,061	2,403,812
Randstad NV(x)	5,339	356,808
Royal Dutch Shell plc, Class A	181,134	4,001,595
Royal Dutch Shell plc, Class B	165,448	3,665,388
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A(x)	272,894	6,077,936
Universal Music Group NV*	31,293	837,878
Wolters Kluwer NV	11,747	1,241,692

		58,815,468

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)(x)*	34,512	153,654
Auckland International Airport Ltd.(x)*	61,256	329,315
Fisher & Paykel Healthcare Corp. Ltd.	25,021	550,165
Mercury NZ Ltd.	32,014	143,208
Meridian Energy Ltd.	56,574	191,837
Ryman Healthcare Ltd.(x)	17,319	179,168
Spark New Zealand Ltd.	78,801	259,805
Xero Ltd.*	5,763	574,318

		2,381,470

Norway (1.1%)
DNB Bank ASA	192,126	4,361,872
Equinor ASA	42,507	1,083,222
Equinor ASA (ADR)(x)	157,169	4,007,810
Gjensidige Forsikring ASA	9,228	204,359
Mowi ASA	19,115	482,419
Norsk Hydro ASA	528,199	3,941,582
Orkla ASA	32,880	301,323
Schibsted ASA, Class A	25,388	1,206,507
Schibsted ASA, Class B	4,124	174,473
Telenor ASA(x)	30,529	512,778

		16,276,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Peru (0.0%)
Credicorp Ltd.	4,257	$472,272

Poland (0.0%)
InPost SA*	9,089	149,925

Portugal (0.1%)
EDP - Energias de Portugal SA	119,971	629,331
Galp Energia SGPS SA	21,563	244,200
Jeronimo Martins SGPS SA	10,931	217,667

		1,091,198

Russia (0.1%)
Coca-Cola HBC AG*	66,630	2,141,607
Evraz plc	22,076	176,141

		2,317,748

Saudi Arabia (0.1%)
Delivery Hero SE(m)*	7,136	913,802

Singapore (0.9%)
Ascendas REIT (REIT)	146,012	321,366
CapitaLand Integrated Commercial Trust (REIT)	234,144	348,051
Capitaland Investment Ltd.*	115,002	287,971
City Developments Ltd.	15,080	76,104
DBS Group Holdings Ltd.	380,060	8,439,576
Genting Singapore Ltd.	257,438	135,598
Keppel Corp. Ltd.	65,985	250,756
Mapletree Commercial Trust (REIT)	83,600	126,979
Mapletree Logistics Trust (REIT)	136,444	203,530
Oversea-Chinese Banking Corp. Ltd.	149,952	1,255,309
Singapore Airlines Ltd.*	60,205	220,212
Singapore Exchange Ltd.	36,002	263,442
Singapore Technologies Engineering Ltd.	63,719	178,028
Singapore Telecommunications Ltd.	360,919	651,202
United Overseas Bank Ltd.	52,221	987,691
UOL Group Ltd.	19,174	96,386
Venture Corp. Ltd.	12,700	167,365

		14,009,566

South Africa (0.3%)
Anglo American plc	119,809	4,132,795

South Korea (0.3%)
Hugel, Inc.*	1,441	209,528
NAVER Corp.	5,195	1,692,761
Samsung Electronics Co. Ltd.	46,174	2,873,815

		4,776,104

Spain (1.6%)
ACS Actividades de Construccion y Servicios SA	10,057	269,643
Aena SME SA(m)*	3,109	536,274
Amadeus IT Group SA*	84,239	5,533,872
Banco Bilbao Vizcaya Argentaria SA	297,662	1,963,531
Banco Santander SA	1,479,060	5,357,311
CaixaBank SA	192,110	595,708
Cellnex Telecom SA(m)	22,573	1,391,444
EDP Renovaveis SA	13,096	322,522
Enagas SA	10,572	234,959
Endesa SA	14,581	294,075
Ferrovial SA	21,088	611,602
Grifols SA	13,464	328,293
Iberdrola SA(x)	261,223	2,608,981
Industria de Diseno Textil SA	48,444	1,762,515
Naturgy Energy Group SA	13,273	334,165
Red Electrica Corp. SA	19,777	395,310
Repsol SA	63,134	820,015
Siemens Gamesa Renewable Energy SA*	11,038	279,008
Telefonica SA(x)	234,857	1,094,662

		24,733,890

Sweden (1.9%)
Alfa Laval AB	13,905	518,131
Assa Abloy AB, Class B	99,576	2,887,227
Atlas Copco AB, Class A	29,977	1,818,414
Atlas Copco AB, Class B	17,098	874,043
Boliden AB*	12,290	395,372
Electrolux AB(x)	9,782	225,890
Embracer Group AB*	20,024	192,497
Epiroc AB, Class A	29,569	609,487
Epiroc AB, Class B	16,815	297,099
EQT AB	13,093	539,299
Essity AB, Class B	26,375	818,639
Evolution AB(m)	7,320	1,112,702
Fastighets AB Balder, Class B*	4,806	288,266
H & M Hennes & Mauritz AB, Class B*	33,190	672,926
Hexagon AB, Class B	87,428	1,347,106
Husqvarna AB, Class B	17,455	208,237
ICA Gruppen AB	4,353	199,589
Industrivarden AB, Class C	7,018	216,215
Industrivarden AB, Class A	5,071	161,629
Investment AB Latour, Class B	6,446	199,447
Investor AB, Class B	81,191	1,738,439
Kinnevik AB, Class B(x)*	10,418	367,326
L E Lundbergforetagen AB, Class B	3,641	198,836
Lundin Energy AB(x)	9,056	336,174
Nibe Industrier AB, Class B	64,778	813,666
Sandvik AB	50,398	1,150,189
Securitas AB, Class B	14,632	232,053
Sinch AB(m)*	20,680	398,512
Skandinaviska Enskilda Banken AB, Class A	72,961	1,028,030
Skanska AB, Class B	15,210	381,217
SKF AB, Class B	16,407	386,135
Svenska Cellulosa AB SCA, Class B	27,980	432,368
Svenska Handelsbanken AB, Class A	62,886	705,436
Swedbank AB, Class A	39,144	791,780
Swedish Match AB	209,923	1,841,048
Tele2 AB, Class B(x)	23,598	348,596
Telefonaktiebolaget LM Ericsson, Class B(x)	128,741	1,455,077
Telia Co. AB	110,609	456,066
Volvo AB, Class A	9,100	206,302
Volvo AB, Class B	63,820	1,433,865

		28,283,330

Switzerland (6.9%)
ABB Ltd. (Registered)	76,419	2,547,209
Adecco Group AG (Registered)	6,618	331,435
Alcon, Inc.	27,732	2,246,559
Baloise Holding AG (Registered)	2,173	331,327
Banque Cantonale Vaudoise (Registered)	1,456	110,728
Barry Callebaut AG (Registered)	164	371,038
Chocoladefabriken Lindt & Spruengli AG	46	515,313
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	587,126
Cie Financiere Richemont SA (Registered)	23,303	2,402,852
Clariant AG (Registered)*	9,525	178,458
Credit Suisse Group AG (Registered)	109,270	1,083,389
EMS-Chemie Holding AG (Registered)	319	300,253
Geberit AG (Registered)	1,637	1,202,806
Givaudan SA (Registered)	411	1,877,169
Holcim Ltd.*	22,954	1,104,329
Julius Baer Group Ltd.	39,693	2,625,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kuehne + Nagel International AG (Registered)	2,434	$827,067
Logitech International SA (Registered)	7,444	659,270
Lonza Group AG (Registered)	9,010	6,750,210
Nestle SA (Registered)	191,604	23,053,583
Novartis AG (Registered)	143,609	11,781,713
Novartis AG (ADR)	26,520	2,168,806
Partners Group Holding AG	1,633	2,542,108
Roche Holding AG	55,684	20,318,934
Roche Holding AG CHF 1	1,386	569,057
Schindler Holding AG	1,795	480,322
Schindler Holding AG (Registered)	943	242,444
SGS SA (Registered)	270	785,096
Sika AG (Registered)	10,677	3,377,081
Sonova Holding AG (Registered)	2,411	909,306
STMicroelectronics NV	67,800	2,955,910
Straumann Holding AG (Registered)	468	837,489
Swatch Group AG (The)	1,323	346,807
Swatch Group AG (The) (Registered)	2,170	111,753
Swiss Life Holding AG (Registered)	1,367	693,189
Swiss Prime Site AG (Registered)	3,240	315,530
Swisscom AG (Registered)	1,176	675,246
Temenos AG (Registered)	2,981	404,843
UBS Group AG (Registered)	163,659	2,615,267
Vifor Pharma AG	2,057	266,340
Zurich Insurance Group AG	6,630	2,703,372

		104,206,084

Taiwan (1.3%)
ASE Technology Holding Co. Ltd.	791,000	3,079,099
Delta Electronics, Inc.	214,000	1,925,197
Hon Hai Precision Industry Co. Ltd.	560,040	2,092,968
Sea Ltd. (ADR)*	3,050	972,126
Taiwan Semiconductor Manufacturing Co. Ltd.	219,000	4,516,009
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	60,156	6,716,417

		19,301,816

United Arab Emirates (0.1%)
Network International Holdings plc(m)*	304,391	1,489,133

United Kingdom (9.6%)
3i Group plc	42,848	738,053
Aberdeen plc	94,887	325,765
Admiral Group plc	8,285	345,763
Ashtead Group plc	20,058	1,521,532
Associated British Foods plc	15,319	380,630
AstraZeneca plc	120,564	14,514,047
Auto Trader Group plc(m)	43,331	342,874
AVEVA Group plc	14,961	722,557
Aviva plc	174,770	930,202
BAE Systems plc	483,783	3,656,646
Barclays plc	3,447,929	8,793,551
Barratt Developments plc	43,267	381,808
Berkeley Group Holdings plc	5,041	295,284
BP plc	896,100	4,059,375
British American Tobacco plc	97,297	3,394,633
British Land Co. plc (The) (REIT)	38,737	255,840
BT Group plc*	389,738	837,036
Bunzl plc	15,228	503,050
Burberry Group plc	65,357	1,591,333
CK Hutchison Holdings Ltd.	121,705	807,065
CNH Industrial NV	46,357	784,928
Coca-Cola Europacific Partners plc	8,898	491,970
Compass Group plc*	194,813	3,985,934
Croda International plc	6,034	689,055
DCC plc	4,172	345,313
Diageo plc	278,704	13,428,808
Direct Line Insurance Group plc	56,841	221,770
Entain plc*	186,527	5,339,512
Experian plc	95,960	3,986,259
GlaxoSmithKline plc	222,706	4,203,690
Halma plc	16,965	647,143
Hargreaves Lansdown plc	14,941	286,837
HSBC Holdings plc	902,124	4,719,486
Imperial Brands plc	41,814	872,631
Informa plc*	313,808	2,299,431
InterContinental Hotels Group plc*	7,990	512,344
Intertek Group plc	7,279	485,945
J Sainsbury plc	71,830	275,058
JD Sports Fashion plc	19,910	280,311
Johnson Matthey plc	8,821	318,156
Just Eat Takeaway.com NV(m)*	15,781	1,149,968
Kingfisher plc	94,601	427,999
Land Securities Group plc (REIT)	30,933	287,914
Legal & General Group plc	270,088	1,019,927
Linde plc	18,718	5,565,430
Lloyds Banking Group plc	3,160,890	1,966,232
London Stock Exchange Group plc	43,857	4,381,643
M&G plc	119,696	327,586
Melrose Industries plc	201,061	465,257
National Grid plc	157,596	1,874,651
NatWest Group plc	256,237	777,535
Next plc	5,812	637,380
Ocado Group plc*	34,389	764,858
Pearson plc	33,160	317,054
Persimmon plc	14,084	501,869
Phoenix Group Holdings plc	26,082	225,539
Prudential plc	116,492	2,261,420
Reckitt Benckiser Group plc	74,560	5,835,764
RELX plc (London Stock Exchange)	32,411	934,002
RELX plc (Turquoise Stock Exchange)	146,055	4,217,440
Rentokil Initial plc	83,996	658,068
Rolls-Royce Holdings plc*	1,253,882	2,358,973
Sage Group plc (The)	48,991	467,589
Schroders plc	5,534	265,786
Segro plc (REIT)	53,022	850,812
Severn Trent plc	10,679	373,430
Smith & Nephew plc	39,087	671,264
Smiths Group plc	17,344	332,467
Spirax-Sarco Engineering plc	3,259	654,957
SSE plc	45,999	965,911
SSP Group plc*	384,000	1,419,642
St James’s Place plc	23,513	476,348
Standard Chartered plc	116,355	681,911
Taylor Wimpey plc	165,986	342,809
Tesco plc	346,966	1,176,803
Travis Perkins plc	50,772	1,041,038
Unilever plc (Cboe Europe)	70,204	3,786,624
Unilever plc (London Stock Exchange)	45,775	2,474,506
United Utilities Group plc	31,732	412,597
Vodafone Group plc	1,195,879	1,808,935
Whitbread plc*	9,006	400,546
Wm Morrison Supermarkets plc	103,854	411,643
WPP plc	54,494	732,245

		145,275,997

United States (2.0%)
Alphabet, Inc., Class C*	666	1,775,096
Carnival Corp.*	126,930	3,174,519
Core Laboratories NV	61,358	1,702,684
CyberArk Software Ltd.*	1,794	283,129
Everest Re Group Ltd.	7,800	1,956,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Facebook, Inc., Class A*	3,476	$1,179,720
Ferguson plc	9,835	1,363,356
Ingersoll Rand, Inc.*	24,308	1,225,366
Jackson Financial, Inc., Class A(x)*	2,912	75,712
James Hardie Industries plc (CHDI)	19,828	711,209
QIAGEN NV*	49,061	2,550,903
Schlumberger NV	23,600	699,504
Schneider Electric SE	49,833	8,285,244
Stellantis NV (Euronext Paris)	47,974	917,895
Stellantis NV (Italian Stock Exchange)	143,778	2,745,436
Swiss Re AG	13,155	1,120,569
Tenaris SA	22,523	237,515

		30,003,941

Total Common Stocks (79.8%) (Cost $751,983,497)		1,202,671,599

EXCHANGE TRADED FUNDS (ETF):
Equity (9.7%)
iShares China Large-Cap ETF(x)	142,510	5,547,914
iShares Core MSCI EAFE ETF	366,400	27,205,200
iShares Latin America 40 ETF(x)	51,747	1,373,365
iShares MSCI Australia ETF(x)	80,015	1,985,972
iShares MSCI Austria ETF‡	67,437	1,677,158
iShares MSCI Belgium ETF(x)	62,597	1,320,797
iShares MSCI France ETF(x)	93,867	3,495,607
iShares MSCI Germany ETF(x)	280,410	9,231,097
iShares MSCI Indonesia ETF(x)	26,800	581,292
iShares MSCI Ireland ETF(x)	19,400	1,128,789
iShares MSCI Israel ETF(x)	25,500	1,825,800
iShares MSCI Italy ETF(x)	272,824	8,634,880
iShares MSCI Japan ETF(x)	21,670	1,522,318
iShares MSCI Malaysia ETF(x)	9,164	232,216
iShares MSCI Mexico ETF(x)	5,248	253,269
iShares MSCI New Zealand ETF(x)	14,100	869,547
iShares MSCI Norway ETF(x)‡	43,700	1,261,182
iShares MSCI Poland ETF(x)	12,000	263,040
iShares MSCI Singapore ETF(x)	58,163	1,324,372
iShares MSCI Spain ETF(x)	150,521	4,059,551
JPMorgan BetaBuilders Japan ETF(x)	71,650	4,208,721
SPDR Portfolio Developed World ex-US ETF(x)	356,100	12,894,381
SPDR S&P Emerging Asia Pacific ETF	7,179	890,770
Vanguard FTSE Developed Markets ETF	190,900	9,638,541
Vanguard FTSE Emerging Markets ETF(x)	153,000	7,651,530
Vanguard FTSE Europe ETF(x)	445,800	29,248,938
Vanguard FTSE Pacific ETF(x)	94,100	7,625,864

Total Exchange Traded Funds (9.7%) (Cost $113,865,198)		145,952,111

	Number of Rights	Value (Note 1)
RIGHTS:
France (0.0%)
Veolia Environnement SA, expiring 10/1/21(x)*	23,794	19,739

Germany (0.0%)
Continental AG*	2,692	159,032
Deutsche Lufthansa AG, expiring 10/5/21(x)*	12,188	28,942

		187,974

Total Rights (0.0%) (Cost $354,672)		207,713

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.4%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $9,042,146, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $9,222,979.(xx)	$9,042,136	9,042,136
Cantor Fitzgerald & Co., 0.06%, dated 9/30/21, due 10/5/21, repurchase price $5,000,038, collateralized by various U.S. Government Agency Securities, ranging from 0.484%-6.000%, maturing 9/25/29-7/20/71; total market value $5,100,000.(xx)	5,000,000	5,000,000
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $5,700,024, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $5,814,000.(xx)	5,700,000	5,700,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $13,400,704, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $14,882,284.(xx)	13,400,000	13,400,000
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $15,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.000%, maturing 10/7/21-2/15/51; total market value $15,300,000.(xx)	15,000,000	15,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $1,100,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $1,122,056.(xx)	1,100,000	1,100,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $1,100,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $1,122,033.(xx)	1,100,000	1,100,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $200,001, collateralized by various Common Stocks; total market value $222,230.(xx)	$200,000	$200,000

Total Repurchase Agreements		50,542,136

Total Short-Term Investments (3.5%) (Cost $52,542,136)		52,542,136

Total Investments in Securities (93.0%) (Cost $918,745,503)		1,401,373,559
Other Assets Less Liabilities (7.0%)		106,246,478

Net Assets (100%)		$1,507,620,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $23,515,027 or 1.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $77,888,589. This was collateralized by $28,072,586 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.875%, maturing 10/5/21 – 2/15/51 and by cash of $52,542,136 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHF — Swiss Franc

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Financials	$197,520,818	13.1%
Industrials	186,265,265	12.4
Consumer Discretionary	167,834,587	11.1
Health Care	151,560,637	10.0
Exchange Traded Funds	145,952,111	9.7
Information Technology	141,581,951	9.4
Consumer Staples	113,906,613	7.6
Materials	95,391,211	6.3
Communication Services	50,767,436	3.4
Repurchase Agreements	50,542,136	3.4
Energy	47,726,429	3.2
Utilities	26,962,664	1.8
Real Estate	23,361,701	1.5
Investment Company	2,000,000	0.1
Cash and Other	106,246,478	7.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA**	85,017	2,188,245	—	(173,461)	36,954	313,434	2,365,172	130,514	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF	67,437	3,030,758	—	(1,972,089)	544,730	73,759	1,677,158	15,860	—
iShares MSCI Norway ETF(x)	43,700	1,362,387	—	(292,789)	12,485	179,099	1,261,182	17,801	—

Total		6,581,390	—	(2,438,339)	594,169	566,292	5,303,512	164,175	—

**	Not affiliated at September 30, 2021.

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,250	12/2021	EUR	58,612,510	(1,715,982)
FTSE 100 Index	389	12/2021	GBP	37,074,944	87,850
SPI 200 Index	112	12/2021	AUD	14,762,928	(223,757)
TOPIX Index	200	12/2021	JPY	36,488,611	182,043

					(1,669,846)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	41,778,605	EUR	35,207,362	BNP Paribas	12/17/2021	929,873

Total unrealized appreciation						929,873

AUD	17,969,063	USD	13,276,658	BNP Paribas	12/17/2021	(281,062)
GBP	20,943,316	USD	28,875,094	BNP Paribas	12/17/2021	(652,103)
GBP	702,855	USD	969,313	Standard Chartered Bank	12/17/2021	(22,153)
JPY	1,473,352,342	USD	13,377,330	UBS AG	12/17/2021	(129,675)

Total unrealized depreciation						(1,084,993)

Net unrealized depreciation						(155,120)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$2,620,547	$60,777,074	$—		$63,397,621
Austria	—	5,060,159	—		5,060,159
Belgium	—	6,071,151	—		6,071,151
Brazil	7,350,949	406,146	—		7,757,095
Canada	15,680,227	—	—		15,680,227
Chile	2,106,791	322,995	—		2,429,786
China	2,944,049	24,478,212	—		27,422,261
Colombia	3,936,589	—	—		3,936,589
Denmark	—	23,504,983	—		23,504,983
Finland	—	13,575,330	—		13,575,330
France	—	138,103,479	—		138,103,479
Germany	—	113,995,246	—		113,995,246
Hong Kong	856,387	23,916,550	—		24,772,937
India	7,084,626	7,976,726	—		15,061,352
Ireland	5,835,971	9,373,712	—		15,209,683
Israel	4,264,218	2,869,800	—		7,134,018
Italy	—	22,874,438	—		22,874,438
Japan	—	225,325,763	—		225,325,763
Jordan	—	239,599	—		239,599
Luxembourg	—	5,532,973	—		5,532,973
Macau	—	818,241	—		818,241
Malta	—	—	—	(a)	—	(a)
Mexico	6,137,784	—	—		6,137,784
Netherlands	—	58,815,468	—		58,815,468
New Zealand	—	2,381,470	—		2,381,470
Norway	4,007,810	12,268,535	—		16,276,345
Peru	472,272	—	—		472,272
Poland	—	149,925	—		149,925
Portugal	—	1,091,198	—		1,091,198
Russia	—	2,317,748	—		2,317,748
Saudi Arabia	—	913,802	—		913,802
Singapore	—	14,009,566	—		14,009,566
South Africa	—	4,132,795	—		4,132,795
South Korea	—	4,776,104	—		4,776,104
Spain	—	24,733,890	—		24,733,890
Sweden	—	28,283,330	—		28,283,330
Switzerland	2,168,806	102,037,278	—		104,206,084
Taiwan	7,688,543	11,613,273	—		19,301,816
United Arab Emirates	—	1,489,133	—		1,489,133
United Kingdom	491,970	144,784,027	—		145,275,997
United States	12,071,814	17,932,127	—		30,003,941
Exchange Traded Funds	145,952,111	—	—		145,952,111
Forward Currency Contracts	—	929,873	—		929,873
Futures	269,893	—	—		269,893
Rights
France	—	19,739	—		19,739
Germany	—	187,974	—		187,974
Short-Term Investments
Investment Company	2,000,000	—	—		2,000,000
Repurchase Agreements	—	50,542,136	—		50,542,136

Total Assets	$233,941,357	$1,168,631,968	$—		$1,402,573,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(1,084,993)	$—	$(1,084,993)
Futures	(1,939,739)	—	—	(1,939,739)

Total Liabilities	$(1,939,739)	$(1,084,993)	$—	$(3,024,732)

Total	$232,001,618	$1,167,546,975	$—	$1,399,548,593

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$533,903,315
Aggregate gross unrealized depreciation	(85,072,845)

Net unrealized appreciation	$448,830,470

Federal income tax cost of investments in securities and derivative instruments, if applicable	$950,718,123

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (11.2%)
Abacus Property Group (REIT)	42,538	$109,011
Adbri Ltd.	40,601	93,181
Afterpay Ltd.*	27,427	2,372,742
AGL Energy Ltd.	68,360	282,927
ALS Ltd.	53,375	482,671
Altium Ltd.(x)	13,533	343,968
Alumina Ltd.(x)	255,170	384,729
AMP Ltd.*	373,099	265,971
Ampol Ltd.	26,360	528,983
Ansell Ltd.	14,247	349,305
APA Group	130,030	816,368
Appen Ltd.	12,926	82,972
ARB Corp. Ltd.	8,350	291,932
Aristocrat Leisure Ltd.	70,203	2,350,006
ASX Ltd.	21,285	1,243,397
Atlas Arteria Ltd.	105,158	487,321
AUB Group Ltd.	8,387	144,190
Aurizon Holdings Ltd.	201,349	548,395
AusNet Services Ltd.	202,216	369,828
Australia & New Zealand Banking Group Ltd.	312,846	6,311,664
Bank of Queensland Ltd.	70,208	469,096
Bapcor Ltd.	37,644	203,675
Beach Energy Ltd.(x)	174,064	186,673
Bega Cheese Ltd.	33,398	129,613
Bendigo & Adelaide Bank Ltd.	60,075	406,484
BHP Group Ltd.	323,874	8,704,867
BHP Group plc	335,824	8,369,837
Blackmores Ltd.	1,743	118,349
BlueScope Steel Ltd.	55,593	806,519
Boral Ltd.*	40,142	178,439
Brambles Ltd.	158,886	1,235,805
Breville Group Ltd.(x)	10,502	220,073
Brickworks Ltd.	9,414	167,550
BWP Trust (REIT)	52,583	151,109
carsales.com Ltd.	29,886	549,457
Centuria Capital Group (REIT)	61,415	150,223
Centuria Industrial REIT (REIT)	49,631	132,245
Chalice Mining Ltd.*	33,458	150,218
Challenger Ltd.	63,311	283,887
Champion Iron Ltd.*	37,296	128,040
Charter Hall Group (REIT)	51,484	629,830
Charter Hall Long Wale REIT (REIT)	60,232	214,002
Charter Hall Retail REIT (REIT)	56,825	163,923
CIMIC Group Ltd.(x)	7,962	111,648
Cleanaway Waste Management Ltd.	226,418	450,918
Clinuvel Pharmaceuticals Ltd.	4,832	148,939
Cochlear Ltd.	7,229	1,141,764
Codan Ltd.	13,384	123,149
Coles Group Ltd.	146,656	1,789,779
Collins Foods Ltd.	12,234	106,813
Commonwealth Bank of Australia	195,049	14,534,957
Computershare Ltd.	62,393	816,533
Corporate Travel Management Ltd.*	12,214	213,688
Costa Group Holdings Ltd.	49,614	116,298
Credit Corp. Group Ltd.	7,486	163,245
Cromwell Property Group (REIT)	206,137	118,416
Crown Resorts Ltd.*	39,205	271,166
CSL Ltd.	49,951	10,533,534
CSR Ltd.	53,458	214,201
Deterra Royalties Ltd.	46,243	125,235
Dexus (REIT)	118,250	914,950
Domain Holdings Australia Ltd.	26,050	106,025
Domino’s Pizza Enterprises Ltd.	6,982	804,984
Downer EDI Ltd.	76,810	351,890
Eagers Automotive Ltd.	18,853	201,759
Elders Ltd.	17,406	153,377
EML Payments Ltd.(x)*	37,510	104,518
Endeavour Group Ltd.	139,394	699,966
Evolution Mining Ltd.	199,277	504,991
Flight Centre Travel Group Ltd.(x)*	17,060	261,922
Fortescue Metals Group Ltd.	182,795	1,927,673
Glencore plc*	2,140,195	10,107,211
Gold Road Resources Ltd.(x)	95,530	82,706
Goodman Group (REIT)	184,831	2,869,206
GPT Group (The) (REIT)	211,613	770,910
GrainCorp Ltd., Class A	25,011	114,417
Growthpoint Properties Australia Ltd. (REIT)	31,267	92,404
GUD Holdings Ltd.	10,521	77,800
Harvey Norman Holdings Ltd.	75,564	271,376
Healius Ltd.	57,299	196,817
HUB24 Ltd.	7,373	152,478
IDP Education Ltd.	22,837	561,777
IGO Ltd.	73,916	464,177
Iluka Resources Ltd.	46,615	301,565
Incitec Pivot Ltd.	213,532	450,785
Ingenia Communities Group (REIT)	32,042	152,807
Inghams Group Ltd.(x)	40,297	119,536
Insurance Australia Group Ltd.	271,021	955,096
InvoCare Ltd.	16,100	136,630
IOOF Holdings Ltd.	67,105	205,925
IPH Ltd.	24,130	158,734
IRESS Ltd.	21,189	174,536
JB Hi-Fi Ltd.(x)	12,738	415,394
Kogan.com Ltd.(x)	9,310	73,069
Lendlease Corp. Ltd.	75,800	588,376
Lifestyle Communities Ltd.	9,457	149,315
Link Administration Holdings Ltd.	58,397	184,973
Lynas Rare Earths Ltd.*	98,890	478,029
Macquarie Group Ltd.	38,017	4,987,933
Magellan Financial Group Ltd.	15,824	403,302
Medibank Pvt Ltd.	301,236	778,860
Megaport Ltd.*	15,730	189,238
Mesoblast Ltd.(x)*	62,760	75,653
Metcash Ltd.	112,401	315,817
Mineral Resources Ltd.	18,306	583,787
Mirvac Group (REIT)	430,695	923,983
Monadelphous Group Ltd.	10,615	68,953
Nanosonics Ltd.*	28,880	129,891
National Australia Bank Ltd.	358,828	7,151,554
National Storage REIT (REIT)	118,232	196,915
Nearmap Ltd.*	54,309	73,219
Netwealth Group Ltd.	10,212	107,421
Newcrest Mining Ltd.	89,855	1,473,116
NEXTDC Ltd.*	50,161	432,855
nib holdings Ltd.	50,103	249,519
Nine Entertainment Co. Holdings Ltd.	159,227	300,239
Northern Star Resources Ltd.	128,222	789,813
Nufarm Ltd.*	34,109	117,191
Oil Search Ltd.	202,277	640,304
Omni Bridgeway Ltd.(x)*	28,613	71,780
Orica Ltd.	44,649	440,071
Origin Energy Ltd.	192,643	649,241
Orocobre Ltd.*	61,256	377,132
Orora Ltd.	98,936	220,764
OZ Minerals Ltd.	36,607	582,871
Pendal Group Ltd.	34,434	202,846
Perpetual Ltd.	6,211	169,189
Perseus Mining Ltd.*	133,152	134,644
Pilbara Minerals Ltd.*	251,608	366,279

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Pinnacle Investment Management Group Ltd.	16,486	$185,264
Platinum Asset Management Ltd.	32,484	82,278
PointsBet Holdings Ltd.*	19,724	144,413
PolyNovo Ltd.(x)*	71,998	99,236
Premier Investments Ltd.	11,119	239,917
Pro Medicus Ltd.(x)	5,331	208,611
Qantas Airways Ltd.*	206,298	843,210
QBE Insurance Group Ltd.	162,183	1,353,016
Qube Holdings Ltd.	209,655	498,644
Ramelius Resources Ltd.	88,374	85,363
Ramsay Health Care Ltd.	20,430	1,027,686
REA Group Ltd.	5,520	627,653
Redbubble Ltd.(x)*	25,100	78,627
Reece Ltd.	31,411	428,180
Regis Resources Ltd.	82,294	119,717
Rio Tinto Ltd.	40,813	2,900,174
Rio Tinto plc	175,512	11,588,381
Santos Ltd.	206,122	1,062,719
Scentre Group (REIT)	570,641	1,227,825
SeaLink Travel Group Ltd.	16,392	105,273
SEEK Ltd.	38,999	868,167
Seven Group Holdings Ltd.	17,291	254,403
Shopping Centres Australasia Property Group (REIT)	118,134	229,392
Silver Lake Resources Ltd.*	95,709	92,897
Sonic Healthcare Ltd.	52,558	1,543,092
South32 Ltd.	518,800	1,316,854
Spark Infrastructure Group	192,943	390,402
St Barbara Ltd.	76,291	73,904
Star Entertainment Group Ltd. (The)*	93,719	300,787
Steadfast Group Ltd.	94,995	332,631
Stockland (REIT)	262,615	839,769
Suncorp Group Ltd.	141,052	1,266,921
Super Retail Group Ltd.	17,918	157,718
Sydney Airport*	296,701	1,762,478
Tabcorp Holdings Ltd.	244,249	864,508
Technology One Ltd.	30,089	245,324
Telstra Corp. Ltd.	1,307,575	3,685,420
TPG Telecom Ltd.(x)	41,332	209,588
Transurban Group	334,482	3,391,318
Treasury Wine Estates Ltd.	79,517	706,899
Tyro Payments Ltd.(x)*	43,718	122,578
United Malt Group Ltd.	30,281	89,015
Uniti Group Ltd.*	72,931	201,207
Vicinity Centres (REIT)	425,414	506,870
Virgin Australia International Holdings Pty. Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)	95,994	164,302
Washington H Soul Pattinson & Co. Ltd.(x)	13,839	390,550
Waypoint REIT (REIT)	85,227	169,002
Webjet Ltd.(x)*	41,633	188,151
Wesfarmers Ltd.	124,657	5,016,501
Westpac Banking Corp.	403,334	7,500,144
Whitehaven Coal Ltd.*	95,996	218,429
WiseTech Global Ltd.	17,248	664,530
Woodside Petroleum Ltd.	105,938	1,822,960
Woolworths Group Ltd.	139,369	3,957,375
Worley Ltd.	35,116	247,041
Zip Co. Ltd.(x)*	54,256	268,514

		185,098,070

Austria (0.1%)
Mondi plc	78,249	1,912,598

Belgium (0.5%)
Anheuser-Busch InBev SA/NV	155,877	8,803,632

Chile (0.1%)
Antofagasta plc	55,896	1,004,235

China (0.8%)
Prosus NV*	165,751	13,054,251

Finland (0.3%)
Kone OYJ, Class B	74,348	5,213,398

France (12.4%)
Air Liquide SA	87,220	13,955,819
Airbus SE*	107,151	14,068,404
AXA SA	378,712	10,535,764
BNP Paribas SA	212,237	13,594,931
Danone SA	119,784	8,175,850
EssilorLuxottica SA	55,382	10,589,954
Kering SA	13,437	9,556,744
L’Oreal SA	44,555	18,388,841
LVMH Moet Hennessy Louis Vuitton SE	48,502	34,682,039
Pernod Ricard SA	37,762	8,258,060
Safran SA	69,800	8,751,529
Sanofi	210,748	20,287,570
TotalEnergies SE	485,953	23,286,423
Unibail-Rodamco-Westfield (CHDI) (REIT)*	23,332	89,137
Vinci SA	109,992	11,393,400

		205,614,465

Germany (10.9%)
adidas AG	34,363	10,828,016
Allianz SE (Registered)	75,880	17,114,258
BASF SE	169,040	12,879,623
Bayer AG (Registered)	180,808	9,861,610
Bayerische Motoren Werke AG	58,975	5,660,652
Daimler AG (Registered)	154,504	13,734,689
Deutsche Boerse AG	34,968	5,692,316
Deutsche Post AG (Registered)	181,315	11,427,652
Deutsche Telekom AG (Registered)	596,771	12,032,194
Infineon Technologies AG	240,346	9,880,420
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	25,784	7,067,267
SAP SE	201,024	27,233,455
Siemens AG (Registered)	138,337	22,739,410
Volkswagen AG (Preference)(q)	33,693	7,547,726
Vonovia SE	95,158	5,720,246

		179,419,534

Indonesia (0.0%)
Nickel Mines Ltd.	146,201	98,762

Ireland (1.6%)
CRH plc	126,725	5,903,074
CRH plc (London Stock Exchange)	146,340	6,826,175
Flutter Entertainment plc (Dublin Stock Exchange)*	32,277	6,380,900
Flutter Entertainment plc (London Stock Exchange)*	26,778	5,256,834
Smurfit Kappa Group plc	41,869	2,167,887

		26,534,870

Italy (1.6%)
Enel SpA	1,429,716	10,976,697
Eni SpA	444,287	5,915,352
Intesa Sanpaolo SpA	3,357,197	9,524,420

		26,416,469

Japan (24.6%)
77 Bank Ltd. (The)	5,460	62,268
ABC-Mart, Inc.	3,700	209,478
Acom Co. Ltd.(x)	43,220	158,556
Adastria Co. Ltd.	4,221	77,584
ADEKA Corp.	11,400	257,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Advantest Corp.	11,901	$1,066,232
Aeon Co. Ltd.	63,070	1,659,785
Aeon Delight Co. Ltd.	2,300	73,108
AEON Financial Service Co. Ltd.	15,900	203,121
Aeon Hokkaido Corp.	6,749	75,170
Aeon Mall Co. Ltd.	9,610	148,145
AGC, Inc.	15,013	768,396
Ai Holdings Corp.	4,238	89,944
Aica Kogyo Co. Ltd.	6,000	205,534
Aichi Bank Ltd. (The)	1,720	55,490
Aichi Steel Corp.	2,010	47,983
Aiful Corp.	20,636	69,551
Ain Holdings, Inc.	2,920	180,701
Air Water, Inc.	14,881	238,361
Aisan Industry Co. Ltd.	7,700	58,108
Aisin Corp.(x)	13,560	492,824
Ajinomoto Co., Inc.	38,966	1,152,997
Alfresa Holdings Corp.	21,104	316,113
Alpen Co. Ltd.	4,000	110,538
Alps Alpine Co. Ltd.(x)	16,017	173,990
Amada Co. Ltd.	27,419	284,529
Amano Corp.	5,299	136,197
ANA Holdings, Inc.(x)*	40,993	1,064,294
Anritsu Corp.(x)	11,754	210,342
Aozora Bank Ltd.(x)	10,221	250,432
Arcs Co. Ltd.	1,237	25,107
Ariake Japan Co. Ltd.	1,540	96,934
ARTERIA Networks Corp.	4,611	68,093
As One Corp.	1,477	216,033
Asahi Group Holdings Ltd.	38,788	1,878,966
Asahi Holdings, Inc.	5,730	103,081
Asahi Intecc Co. Ltd.	18,475	506,870
Asahi Kasei Corp.	108,031	1,153,092
Asics Corp.	15,186	344,535
ASKUL Corp.	4,548	66,150
Astellas Pharma, Inc.	141,461	2,332,501
Autobacs Seven Co. Ltd.	5,122	68,262
Awa Bank Ltd. (The)	2,224	43,591
Azbil Corp.	10,224	439,456
Bandai Namco Holdings, Inc.	13,264	996,060
Bank of Kyoto Ltd. (The)(x)	7,170	328,853
BayCurrent Consulting, Inc.	955	479,635
Belc Co. Ltd.	1,912	99,491
Bell System24 Holdings, Inc.	2,096	31,293
Belluna Co. Ltd.(x)	5,056	38,274
Benefit One, Inc.	4,737	223,662
Benesse Holdings, Inc.	5,297	119,795
BeNext-Yumeshin Group Co.	8,625	100,957
Bic Camera, Inc.	10,045	95,708
Bridgestone Corp.	47,321	2,244,259
Brother Industries Ltd.(x)	20,322	447,140
Calbee, Inc.	7,612	185,666
Canon Electronics, Inc.	2,833	42,404
Canon Marketing Japan, Inc.	5,165	120,202
Canon, Inc.	82,186	2,021,540
Capcom Co. Ltd.	16,114	447,574
Casio Computer Co. Ltd.(x)	17,200	285,203
Central Glass Co. Ltd.	3,878	72,484
Central Japan Railway Co.	13,836	2,211,424
Change, Inc.(x)*	2,256	47,033
Chiba Bank Ltd. (The)(x)	61,187	393,964
Chiyoda Co. Ltd.	15,392	117,174
Chofu Seisakusho Co. Ltd.	3,200	60,442
Chubu Electric Power Co., Inc.(x)	50,913	603,932
Chudenko Corp.	4,078	82,913
Chugai Pharmaceutical Co. Ltd.	51,382	1,882,246
Chugoku Bank Ltd. (The)	14,402	110,344
Chugoku Electric Power Co., Inc. (The)(x)	24,265	221,575
Citizen Watch Co. Ltd.(x)	19,990	92,150
CKD Corp.	4,836	103,200
Cleanup Corp.	10,500	54,689
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	206,411
COLOPL, Inc.(x)	5,212	37,569
Colowide Co. Ltd.(x)	5,764	90,778
Computer Engineering & Consulting Ltd.	2,317	27,030
COMSYS Holdings Corp.	10,500	277,262
Comture Corp.	3,705	103,162
Concordia Financial Group Ltd.(x)	96,536	380,887
CONEXIO Corp.	7,492	103,925
Cosel Co. Ltd.	4,700	40,179
Cosmo Energy Holdings Co. Ltd.	4,694	106,734
Cosmos Pharmaceutical Corp.	1,446	246,605
Create Restaurants Holdings, Inc.*	11,134	99,104
Create SD Holdings Co. Ltd.	2,762	92,886
Credit Saison Co. Ltd.	13,432	176,943
CyberAgent, Inc.	39,456	764,147
Cybozu, Inc.	2,098	45,709
Dai Nippon Printing Co. Ltd.	21,778	527,412
Daibiru Corp.	272	4,013
Daicel Corp.	29,000	225,827
Daido Steel Co. Ltd.(x)	2,591	110,169
Daifuku Co. Ltd.	9,084	854,192
Daihen Corp.	2,153	94,884
Daiho Corp.	2,932	100,294
Dai-ichi Life Holdings, Inc.	83,563	1,819,503
Daiichi Sankyo Co. Ltd.	129,095	3,443,973
Daiichikosho Co. Ltd.	3,149	116,825
Daikin Industries Ltd.	21,029	4,523,099
Daio Paper Corp.	8,061	151,193
Daiseki Co. Ltd.(x)	2,316	101,220
Daishi Hokuetsu Financial Group, Inc.	3,188	72,547
Daito Trust Construction Co. Ltd.(x)	6,252	729,941
Daiwa House Industry Co. Ltd.	46,442	1,551,004
Daiwa Securities Group, Inc.(x)	131,703	769,314
Daiwabo Holdings Co. Ltd.(x)	8,725	140,509
DCM Holdings Co. Ltd.	10,117	98,115
DeNA Co. Ltd.	9,759	181,139
Denka Co. Ltd.	5,919	207,880
Denso Corp.	36,640	2,401,957
Dentsu Group, Inc.	18,243	701,834
Dexerials Corp.	5,453	107,390
DIC Corp.	8,900	251,786
Digital Arts, Inc.(x)	1,151	93,272
Digital Garage, Inc.	3,387	155,321
Direct Marketing MiX, Inc.	2,648	101,637
Disco Corp.	2,159	604,344
DMG Mori Co. Ltd.	11,229	211,210
Doutor Nichires Holdings Co. Ltd.(x)	5,044	79,726
Dowa Holdings Co. Ltd.	5,600	220,942
DTS Corp.	4,573	105,299
Earth Corp.	1,236	75,294
East Japan Railway Co.	29,290	2,054,558
Ebara Corp.	8,388	414,986
EDION Corp.(x)	8,339	78,740
eGuarantee, Inc.	2,719	60,455
Eiken Chemical Co. Ltd.	81	1,526
Eisai Co. Ltd.	17,720	1,334,412
Eizo Corp.	2,633	100,707
Elecom Co. Ltd.	4,016	64,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Electric Power Development Co. Ltd.(x)	14,178	$203,371
ENEOS Holdings, Inc.(x)	250,349	1,022,288
en-Japan, Inc.	2,579	92,454
eRex Co. Ltd.	3,139	69,999
euglena Co. Ltd.(x)*	9,207	72,070
Exedy Corp.	3,400	52,122
EXEO Group, Inc.	9,800	241,054
Ezaki Glico Co. Ltd.	4,571	173,915
Fancl Corp.	6,642	220,332
FANUC Corp.	14,328	3,136,593
Fast Retailing Co. Ltd.	2,169	1,598,607
FCC Co. Ltd.	3,752	52,941
Food & Life Cos. Ltd.	9,290	428,330
FP Corp.	4,036	149,688
Fudo Tetra Corp.	6,411	103,564
Fuji Corp.	5,877	150,407
Fuji Electric Co. Ltd.	9,979	454,711
Fuji Kyuko Co. Ltd.	2,194	94,216
Fuji Media Holdings, Inc.	20,394	216,086
Fuji Oil Holdings, Inc.	4,030	94,586
Fuji Seal International, Inc.	4,611	99,875
Fuji Soft, Inc.	1,853	97,285
FUJIFILM Holdings Corp.	28,872	2,489,632
Fujikura Ltd.*	21,309	126,082
Fujimi, Inc.	1,257	72,612
Fujitec Co. Ltd.	6,579	153,428
Fujitsu General Ltd.	6,319	157,787
Fujitsu Ltd.	14,781	2,684,386
Fukui Computer Holdings, Inc.	1,895	73,553
Fukuoka Financial Group, Inc.(x)	16,400	294,588
Fukushima Galilei Co. Ltd.	2,372	105,253
Fukuyama Transporting Co. Ltd.	2,128	92,898
Funai Soken Holdings, Inc.	3,831	104,194
Furukawa Electric Co. Ltd.	7,000	152,714
Fuso Chemical Co. Ltd.	2,852	129,251
Futaba Industrial Co. Ltd.	9,500	40,595
Fuyo General Lease Co. Ltd.	2,579	178,171
giftee, Inc.(x)*	972	35,147
Giken Ltd.	1,041	46,175
GLOBERIDE, Inc.	2,998	105,327
Glory Ltd.	4,557	101,556
GMO GlobalSign Holdings KK(x)	955	37,726
GMO internet, Inc.	7,656	196,143
GMO Payment Gateway, Inc.	3,387	429,117
Goldwin, Inc.(x)	2,916	190,338
Gree, Inc.	19,104	105,249
GS Yuasa Corp.(x)	5,471	124,162
GungHo Online Entertainment, Inc.	90	1,653
Gunma Bank Ltd. (The)	32,555	104,378
Gunze Ltd.	2,242	87,615
H.U. Group Holdings, Inc.(x)	6,996	189,233
H2O Retailing Corp.(x)	9,500	82,380
Hachijuni Bank Ltd. (The)	43,000	153,300
Hakuhodo DY Holdings, Inc.	27,115	467,793
Hamamatsu Photonics KK	11,935	740,378
Hankyu Hanshin Holdings, Inc.	21,021	663,237
Haseko Corp.	16,475	220,858
Hazama Ando Corp.(x)	13,966	100,298
Heiwa Corp.	4,550	85,360
Heiwa Real Estate Co. Ltd.	4,329	149,998
Heiwado Co. Ltd.	2,453	47,829
Hikari Tsushin, Inc.	1,831	309,618
Hino Motors Ltd.	22,963	215,401
Hirogin Holdings, Inc.	36,500	208,574
Hirose Electric Co. Ltd.(x)	2,789	464,436
HIS Co. Ltd.(x)*	3,292	86,834
Hisamitsu Pharmaceutical Co., Inc.	5,579	211,625
Hitachi Construction Machinery Co. Ltd.	6,567	186,024
Hitachi Ltd.	78,487	4,653,793
Hitachi Metals Ltd.*	19,279	373,550
Hitachi Transport System Ltd.	3,481	155,046
Hitachi Zosen Corp.	13,019	100,109
Hogy Medical Co. Ltd.	3,574	102,030
Hokuetsu Corp.	13,526	83,162
Hokuriku Electric Power Co.(x)	21,850	117,370
Honda Motor Co. Ltd.	128,531	3,963,937
Horiba Ltd.	3,816	267,217
Hoshizaki Corp.	4,864	442,875
House Foods Group, Inc.	8,400	256,453
Hoya Corp.	32,242	5,042,582
Hulic Co. Ltd.	35,049	390,746
Hyakugo Bank Ltd. (The)	17,673	51,580
Hyakujushi Bank Ltd. (The)	2,900	40,571
Ibiden Co. Ltd.	7,715	426,497
Ichibanya Co. Ltd.	1,268	51,763
Ichigo, Inc.	26,101	86,278
Idemitsu Kosan Co. Ltd.(x)	18,720	494,199
IDOM, Inc.	10,714	95,602
IHI Corp.	10,832	273,687
Iida Group Holdings Co. Ltd.(x)	15,482	398,482
Inaba Denki Sangyo Co. Ltd.	6,062	148,136
Inabata & Co. Ltd.	6,373	98,744
Infocom Corp.	2,107	44,799
Infomart Corp.	19,428	176,215
Information Services International- Dentsu Ltd.	2,820	106,298
Inpex Corp.	88,887	695,647
Insource Co. Ltd.	4,579	88,173
Internet Initiative Japan, Inc.	4,626	160,996
IR Japan Holdings Ltd.	856	93,417
Iriso Electronics Co. Ltd.	1,764	71,970
Iseki & Co. Ltd.*	4,100	60,408
Isetan Mitsukoshi Holdings Ltd.	35,742	269,951
Isuzu Motors Ltd.	47,274	621,084
Ito En Ltd.	5,017	333,157
ITOCHU Corp.(x)	113,167	3,314,833
Itochu Enex Co. Ltd.	5,640	50,812
Itochu Techno-Solutions Corp.	7,982	260,585
Itoham Yonekyu Holdings, Inc.	12,689	83,167
Iwatani Corp.	3,794	223,030
Iyo Bank Ltd. (The)	24,000	122,426
Izumi Co. Ltd.	3,455	115,245
J Front Retailing Co. Ltd.	22,829	221,347
JAC Recruitment Co. Ltd.	4,065	78,938
JAFCO Group Co. Ltd.	2,473	158,704
Japan Airlines Co. Ltd.*	37,002	880,775
Japan Airport Terminal Co. Ltd.*	5,238	258,333
Japan Aviation Electronics Industry Ltd.(x)	6,944	101,508
Japan Cash Machine Co. Ltd.(x)	6,102	41,009
Japan Display, Inc.(x)*	231,888	76,365
Japan Elevator Service Holdings Co. Ltd.	4,050	93,203
Japan Exchange Group, Inc.	46,186	1,146,239
Japan Lifeline Co. Ltd.	7,771	95,303
Japan Material Co. Ltd.	5,450	63,479
Japan Petroleum Exploration Co. Ltd.	2,682	50,480
Japan Post Bank Co. Ltd.	46,500	397,964
Japan Post Holdings Co. Ltd.*	115,943	975,842
Japan Post Insurance Co. Ltd.	19,609	354,889
Japan Pulp & Paper Co. Ltd.	2,543	88,992
Japan Steel Works Ltd. (The)	6,516	169,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Tobacco, Inc.	89,006	$1,747,581
Japan Wool Textile Co. Ltd. (The)	5,449	49,551
JCR Pharmaceuticals Co. Ltd.	5,088	127,209
JCU Corp.	1,541	61,371
Jeol Ltd.(x)	3,266	239,413
JFE Holdings, Inc.(x)	47,231	704,746
JGC Holdings Corp.	18,595	174,031
JINS Holdings, Inc.	771	56,132
Joyful Honda Co. Ltd.	6,398	88,869
JSR Corp.	16,517	598,725
JTEKT Corp.	17,798	155,129
Juroku Bank Ltd. (The)(r)	3,200	62,853
Justsystems Corp.	2,992	168,834
JVCKenwood Corp.	19,300	36,272
Kadokawa Corp.	3,736	206,996
Kaga Electronics Co. Ltd.	3,589	97,027
Kagome Co. Ltd.	8,701	224,464
Kajima Corp.(x)	40,971	527,974
Kakaku.com, Inc.	13,130	425,067
Kaken Pharmaceutical Co. Ltd.	2,834	116,574
Kameda Seika Co. Ltd.	1,676	66,795
Kamigumi Co. Ltd.	8,622	181,420
Kanamoto Co. Ltd.	2,948	69,181
Kandenko Co. Ltd.	10,184	84,129
Kaneka Corp.	6,200	259,959
Kanematsu Corp.	8,108	100,777
Kanematsu Electronics Ltd.	935	32,674
Kansai Electric Power Co., Inc. (The)(x)	65,172	632,459
Kansai Paint Co. Ltd.	18,311	455,299
Kao Corp.	36,339	2,165,149
Katakura Industries Co. Ltd.	7,200	110,586
Katitas Co. Ltd.	5,812	205,703
Kato Sangyo Co. Ltd.	2,563	76,124
Kawasaki Heavy Industries Ltd.	12,529	291,099
Kawasaki Kisen Kaisha Ltd.*	5,681	307,449
KDDI Corp.(x)	128,460	4,245,283
KeePer Technical Laboratory Co. Ltd.	2,208	67,301
Keihan Holdings Co. Ltd.	8,105	233,425
Keikyu Corp.(x)	24,606	307,740
Keio Corp.	8,634	462,235
Keisei Electric Railway Co. Ltd.	13,333	442,265
Kewpie Corp.	13,000	315,798
Key Coffee, Inc.	4,000	77,519
Keyence Corp.	16,126	9,662,459
KH Neochem Co. Ltd.	3,353	92,346
Kikkoman Corp.(x)	12,176	989,487
Kinden Corp.	15,000	253,253
Kintetsu Department Store Co. Ltd.*	2,816	68,292
Kintetsu Group Holdings Co. Ltd.*	15,762	532,009
Kintetsu World Express, Inc.	3,932	100,060
Kirin Holdings Co. Ltd.	60,601	1,125,603
Kissei Pharmaceutical Co. Ltd.	3,193	68,762
Kitano Construction Corp.	2,956	58,326
Kiyo Bank Ltd. (The)	3,600	51,069
Kobayashi Pharmaceutical Co. Ltd.	4,615	365,488
Kobe Bussan Co. Ltd.	12,559	410,030
Kobe Steel Ltd.	33,016	199,269
Koei Tecmo Holdings Co. Ltd.	5,514	262,281
Kohnan Shoji Co. Ltd.	2,315	75,766
Koito Manufacturing Co. Ltd.	9,589	576,577
Kokuyo Co. Ltd.	7,982	135,301
Komatsu Ltd.	75,376	1,812,459
KOMEDA Holdings Co. Ltd.	5,284	105,088
Komeri Co. Ltd.	3,475	84,107
Komori Corp.	7,900	61,824
Konami Holdings Corp.	6,450	404,762
Konica Minolta, Inc.(x)	43,791	236,215
Konoike Transport Co. Ltd.	6,036	69,162
Kose Corp.	3,360	402,733
K’s Holdings Corp.	17,800	184,470
Kubota Corp.	83,741	1,786,464
Kumagai Gumi Co. Ltd.	3,271	84,282
Kumiai Chemical Industry Co. Ltd.	9,350	73,444
Kura Sushi, Inc.	3,446	123,421
Kuraray Co. Ltd.	28,183	271,514
Kureha Corp.	1,321	89,699
Kurita Water Industries Ltd.	9,006	435,110
Kusuri no Aoki Holdings Co. Ltd.	1,785	121,834
KYB Corp.	1,923	52,173
Kyocera Corp.	24,443	1,528,048
KYORIN Holdings, Inc.	6,041	96,366
Kyoritsu Maintenance Co. Ltd.(x)	2,670	104,078
Kyowa Kirin Co. Ltd.	18,509	667,448
Kyudenko Corp.	3,588	119,066
Kyushu Electric Power Co., Inc.	31,604	240,437
Kyushu Financial Group, Inc.	34,349	122,830
Kyushu Railway Co.	11,748	283,220
Lasertec Corp.	7,231	1,642,511
Lawson, Inc.	5,088	249,812
Link And Motivation, Inc.	10,606	106,644
Lintec Corp.	4,900	112,007
Lion Corp.	21,636	350,020
LITALICO, Inc.	3,942	123,905
Lixil Corp.	24,010	697,703
M&A Capital Partners Co. Ltd.*	1,564	86,773
M3, Inc.	27,829	1,986,700
Mabuchi Motor Co. Ltd.	4,526	157,017
Maeda Kosen Co. Ltd.	3,173	94,084
Maeda Road Construction Co. Ltd.	5,963	109,821
Makino Milling Machine Co. Ltd.	2,098	80,640
Makita Corp.	22,583	1,232,390
Mandom Corp.	4,216	60,449
Mani, Inc.	7,470	142,551
Marubeni Corp.(x)	155,762	1,278,006
Maruha Nichiro Corp.	3,726	87,953
Marui Group Co. Ltd.(x)	15,023	290,454
Maruichi Steel Tube Ltd.	7,800	180,928
Maruwa Co. Ltd.	889	90,813
Maruwa Unyu Kikan Co. Ltd.(x)	4,260	61,204
Marvelous, Inc.	10,228	64,838
Matsuda Sangyo Co. Ltd.	4,000	102,898
Matsui Securities Co. Ltd.(x)	11,730	85,493
MatsukiyoCocokara & Co.	11,434	510,943
Matsuya Co. Ltd.*	7,173	73,527
Max Co. Ltd.	6,000	104,580
Maxell Holdings Ltd.	5,700	68,222
Mazda Motor Corp.*	57,715	502,589
Mebuki Financial Group, Inc.	104,665	230,201
Media Do Co. Ltd.	2,077	91,553
Medipal Holdings Corp.	17,687	333,639
MedPeer, Inc.*	1,059	35,899
Megmilk Snow Brand Co. Ltd.	3,437	70,677
Meidensha Corp.	4,400	97,413
Meiji Holdings Co. Ltd.	10,929	706,339
Meiko Electronics Co. Ltd.	2,286	61,664
Meitec Corp.	1,939	106,504
Melco Holdings, Inc.	2,177	91,257
Menicon Co. Ltd.	4,964	193,381
METAWATER Co. Ltd.	3,652	61,146
Midac Holdings Co. Ltd.	1,977	92,925
Milbon Co. Ltd.	2,308	141,424
Mimasu Semiconductor Industry Co. Ltd.	3,269	71,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Minebea Mitsumi, Inc.	30,892	$788,804
Mirait Holdings Corp.	5,285	105,021
Miroku Jyoho Service Co. Ltd.	2,998	45,454
MISUMI Group, Inc.	20,444	868,752
Mitani Sekisan Co. Ltd.	1,611	104,235
Mitsubishi Chemical Holdings Corp.(x)	108,956	995,594
Mitsubishi Corp.	98,509	3,081,625
Mitsubishi Electric Corp.	163,239	2,270,395
Mitsubishi Estate Co. Ltd.	103,914	1,654,843
Mitsubishi Gas Chemical Co., Inc.	14,524	286,831
Mitsubishi HC Capital, Inc.	60,887	319,965
Mitsubishi Heavy Industries Ltd.	27,889	752,963
Mitsubishi Logisnext Co. Ltd.	10,284	106,570
Mitsubishi Logistics Corp.	4,975	147,626
Mitsubishi Materials Corp.	14,300	279,736
Mitsubishi Motors Corp.*	75,000	205,174
Mitsubishi Pencil Co. Ltd.	3,972	51,195
Mitsubishi Shokuhin Co. Ltd.	3,000	78,422
Mitsubishi UFJ Financial Group, Inc.(x)	1,108,351	6,471,043
Mitsuboshi Belting Ltd.	4,120	76,969
Mitsui & Co. Ltd.(x)	128,246	2,782,070
Mitsui Chemicals, Inc.	14,798	496,841
Mitsui Fudosan Co. Ltd.	72,094	1,717,272
Mitsui High-Tec, Inc.	2,493	170,479
Mitsui Mining & Smelting Co. Ltd.	5,900	164,975
Mitsui OSK Lines Ltd.(x)	9,273	624,902
Miura Co. Ltd.	8,004	321,127
Mixi, Inc.	3,456	77,947
Mizuho Financial Group, Inc.(x)	220,165	3,099,479
Mizuho Leasing Co. Ltd.	1,996	64,970
Mizuno Corp.	4,444	106,504
Mochida Pharmaceutical Co. Ltd.	2,534	77,550
Modec, Inc.	4,782	75,920
Monex Group, Inc.	14,185	73,992
Money Forward, Inc.*	2,210	157,097
MonotaRO Co. Ltd.	23,996	541,478
Morinaga & Co. Ltd.	4,247	156,922
Morinaga Milk Industry Co. Ltd.	3,908	242,774
Morita Holdings Corp.	3,388	46,090
MOS Food Services, Inc.	3,648	107,006
MS&AD Insurance Group Holdings, Inc.(x)	38,415	1,281,763
Murata Manufacturing Co. Ltd.	47,953	4,268,527
Musashi Seimitsu Industry Co. Ltd.(x)	5,616	98,248
Nabtesco Corp.	11,042	418,281
Nachi-Fujikoshi Corp.	2,183	89,395
Nagaileben Co. Ltd.	2,171	50,992
Nagase & Co. Ltd.	11,432	193,223
Nagawa Co. Ltd.	1,145	126,255
Nagoya Railroad Co. Ltd.	12,958	239,107
Nankai Electric Railway Co. Ltd.	9,800	211,404
NEC Corp.	20,187	1,095,858
NEC Networks & System Integration Corp.	5,600	105,826
NET One Systems Co. Ltd.	7,723	254,349
Nexon Co. Ltd.	40,874	659,457
Nextage Co. Ltd.	6,335	124,906
NGK Insulators Ltd.	22,442	381,105
NGK Spark Plug Co. Ltd.	12,240	191,464
NH Foods Ltd.	6,942	262,598
NHK Spring Co. Ltd.	25,000	178,589
Nichias Corp.	5,487	133,748
Nichicon Corp.(x)	29	275
Nichiha Corp.	3,077	88,025
Nichirei Corp.	9,587	251,133
Nidec Corp.	39,536	4,385,935
Nifco, Inc.(x)	5,877	182,965
Nihon Kohden Corp.	7,968	270,863
Nihon M&A Center Holdings, Inc.	24,742	729,085
Nihon Parkerizing Co. Ltd.	12,170	125,735
Nihon Unisys Ltd.	5,369	139,301
Nihon Yamamura Glass Co. Ltd.	5,562	45,894
Nikkon Holdings Co. Ltd.	9,000	186,230
Nikon Corp.	26,926	300,399
Nintendo Co. Ltd.	9,402	4,573,687
Nippn Corp.	4,887	71,421
Nippo Corp.(x)	5,398	193,464
Nippon Ceramic Co. Ltd.	1,836	50,513
Nippon Chemi-Con Corp.*	3,503	67,550
Nippon Densetsu Kogyo Co. Ltd.	4,340	73,573
Nippon Electric Glass Co. Ltd.	6,101	144,692
Nippon Express Co. Ltd.	6,057	417,313
Nippon Gas Co. Ltd.	8,442	116,432
Nippon Kanzai Co. Ltd.	4,458	102,845
Nippon Kayaku Co. Ltd.	10,745	119,103
Nippon Light Metal Holdings Co. Ltd.	5,252	91,634
Nippon Paint Holdings Co. Ltd.	67,250	731,564
Nippon Paper Industries Co. Ltd.(x)	9,600	102,201
Nippon Sanso Holdings Corp.	12,949	325,865
Nippon Sharyo Ltd.	3,791	71,686
Nippon Shinyaku Co. Ltd.	4,816	401,223
Nippon Shokubai Co. Ltd.	2,462	127,159
Nippon Signal Co. Ltd.	8,900	79,768
Nippon Soda Co. Ltd.	10	323
Nippon Steel Corp.	77,064	1,379,195
Nippon Steel Trading Corp.	2,026	91,639
Nippon Suisan Kaisha Ltd.	20,317	118,259
Nippon Telegraph & Telephone Corp.	189,443	5,237,163
Nippon Television Holdings, Inc.	13,631	153,913
Nippon Yusen KK(x)	12,711	956,101
Nipro Corp.(x)	13,900	144,665
Nishimatsu Construction Co. Ltd.(x)	4,358	134,165
Nishimatsuya Chain Co. Ltd.(x)	6,093	77,277
Nishi-Nippon Financial Holdings, Inc.	13,628	87,351
Nishi-Nippon Railroad Co. Ltd.	5,600	142,380
Nissan Chemical Corp.	9,008	525,785
Nissan Motor Co. Ltd.*	196,265	984,299
Nissan Shatai Co. Ltd.	9,940	71,256
Nissha Co. Ltd.	6,603	105,472
Nisshin Oillio Group Ltd. (The)	2,383	64,907
Nisshin Seifun Group, Inc.	18,778	313,061
Nisshinbo Holdings, Inc.(x)	12,062	90,810
Nissin Electric Co. Ltd.	7,460	91,331
Nissin Foods Holdings Co. Ltd.	6,316	507,691
Nitori Holdings Co. Ltd.	6,268	1,233,118
Nitta Corp.	1,728	42,463
Nitto Boseki Co. Ltd.	2,757	92,012
Nitto Denko Corp.	9,739	694,014
Nitto Kogyo Corp.	5,056	79,435
Noevir Holdings Co. Ltd.(x)	1,781	84,971
NOF Corp.	7,305	412,211
Nohmi Bosai Ltd.	4,847	89,694
Nojima Corp.	3,609	93,186
NOK Corp.	8,604	101,037
Nomura Co. Ltd.	11,318	102,053
Nomura Holdings, Inc.	241,505	1,187,039
Nomura Real Estate Holdings, Inc.	10,820	281,972
Nomura Research Institute Ltd.	28,715	1,058,278
Noritake Co. Ltd.	1,990	89,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Noritz Corp.	4,795	$78,444
North Pacific Bank Ltd.	37,980	86,499
NS Solutions Corp.	3,420	116,343
NSD Co. Ltd.	5,948	108,682
NSK Ltd.(x)	30,498	206,983
NTN Corp.*	37,117	83,666
NTT Data Corp.	42,625	825,833
Obara Group, Inc.(x)	1,415	49,398
Obayashi Corp.(x)	56,756	471,261
OBIC Business Consultants Co. Ltd.	1,642	83,429
Obic Co. Ltd.	4,959	948,891
Odakyu Electric Railway Co. Ltd.	24,751	573,362
Ogaki Kyoritsu Bank Ltd. (The)	2,098	37,209
Ohsho Food Service Corp.(x)	741	40,633
Oiles Corp.	4,560	67,173
Oita Bank Ltd. (The)	2,100	35,317
Oji Holdings Corp.	68,133	343,797
Okamura Corp.	7,341	107,444
Oki Electric Industry Co. Ltd.	8,423	73,762
OKUMA Corp.	1,173	56,967
Okumura Corp.	2,739	73,471
Olympus Corp.	86,148	1,891,918
Omron Corp.	13,350	1,323,218
Ono Pharmaceutical Co. Ltd.	37,819	862,553
Onward Holdings Co. Ltd.	15,000	48,499
Open House Co. Ltd.(x)	4,646	272,002
Optim Corp.(x)*	2,491	45,147
Oracle Corp.	3,300	290,355
Orient Corp.(x)	65,426	96,454
Oriental Land Co. Ltd.	16,694	2,703,591
ORIX Corp.	98,832	1,846,969
Osaka Gas Co. Ltd.	31,014	570,056
Osaka Organic Chemical Industry Ltd.	70	2,382
OSG Corp.	9,700	166,791
Otsuka Corp.	9,530	489,939
Otsuka Holdings Co. Ltd.	34,374	1,465,319
Outsourcing, Inc.	8,818	159,343
PALTAC Corp.	2,773	125,341
Pan Pacific International Holdings Corp.	31,573	654,361
Panasonic Corp.	175,190	2,174,484
Paramount Bed Holdings Co. Ltd.	4,444	88,628
Park24 Co. Ltd.*	10,900	183,621
Penta-Ocean Construction Co. Ltd.	29,322	200,024
PeptiDream, Inc.*	8,788	286,101
Persol Holdings Co. Ltd.	18,066	452,682
Pigeon Corp.	10,057	234,208
Pilot Corp.	3,104	117,663
Piolax, Inc.	4,502	62,712
Plenus Co. Ltd.	5,333	104,237
Pola Orbis Holdings, Inc.	8,224	189,693
Pressance Corp.(x)	6,138	100,942
Prestige International, Inc.	10,559	72,232
Prima Meat Packers Ltd.	3,652	92,801
Raito Kogyo Co. Ltd.	6,051	107,176
Rakus Co. Ltd.	5,219	183,769
Rakuten Group, Inc.	80,498	778,959
Recruit Holdings Co. Ltd.	112,448	6,856,551
Relia, Inc.	8,142	85,594
Relo Group, Inc.	8,730	181,099
Renesas Electronics Corp.*	88,694	1,094,374
Rengo Co. Ltd.	21,000	164,160
RENOVA, Inc.*	2,551	104,691
Resona Holdings, Inc.	194,518	774,192
Resorttrust, Inc.	7,178	141,313
Ricoh Co. Ltd.(x)	46,040	472,445
Ricoh Leasing Co. Ltd.	1,550	51,563
Riken Corp.	1,600	40,638
Rinnai Corp.	3,700	405,481
Riso Kagaku Corp.	2,813	57,601
Rohm Co. Ltd.	6,799	640,506
Rohto Pharmaceutical Co. Ltd.	10,582	324,984
Roland Corp.	1,717	77,892
Rorze Corp.	1,360	96,888
Round One Corp.	6,290	88,123
Royal Holdings Co. Ltd.*	1,912	38,569
RS Technologies Co. Ltd.	1,707	84,841
Ryobi Ltd.	3,494	39,545
Ryohin Keikaku Co. Ltd.	21,429	476,756
Saibu Gas Holdings Co. Ltd.	2,687	59,585
Saizeriya Co. Ltd.	3,745	97,787
Sakai Moving Service Co. Ltd.	1,540	66,998
Sakata Seed Corp.	2,341	73,532
San ju San Financial Group, Inc.	2,610	33,118
San-A Co. Ltd.	1,826	65,399
San-Ai Oil Co. Ltd.	7,598	100,803
Sangetsu Corp.	3,239	44,055
San-In Godo Bank Ltd. (The)	14,711	74,230
Sanken Electric Co. Ltd.	2,047	114,877
Sanki Engineering Co. Ltd.	7,418	98,541
Sankyo Co. Ltd.(x)	3,547	88,401
Sankyu, Inc.	4,962	229,667
Sanrio Co. Ltd.	5,173	119,682
Sansan, Inc.*	1,102	106,063
Santen Pharmaceutical Co. Ltd.	30,999	437,440
Sanwa Holdings Corp.	21,000	273,089
Sanyo Chemical Industries Ltd.	1,868	97,923
Sanyo Denki Co. Ltd.	1,435	91,199
Sanyo Special Steel Co. Ltd.	3,355	53,929
Sapporo Holdings Ltd.	6,302	145,052
Sato Holdings Corp.	1,598	38,968
Sawai Group Holdings Co. Ltd.	4,400	204,775
SBI Holdings, Inc.	20,062	494,975
SCREEN Holdings Co. Ltd.	2,784	238,934
SCSK Corp.	12,294	259,975
Secom Co. Ltd.	15,101	1,095,791
Sega Sammy Holdings, Inc.	20,371	290,091
Seibu Holdings, Inc.*	22,730	289,084
Seiko Epson Corp.(x)	24,121	486,650
Seiko Holdings Corp.	4,175	84,244
Seino Holdings Co. Ltd.	16,000	192,983
Sekisui Chemical Co. Ltd.	33,017	568,456
Sekisui House Ltd.	57,097	1,199,841
Sekisui Jushi Corp.	5,073	96,804
Senko Group Holdings Co. Ltd.(x)	10,158	93,338
Seven & i Holdings Co. Ltd.	62,898	2,854,281
Seven Bank Ltd.(x)	64,776	144,591
SG Holdings Co. Ltd.	28,698	816,031
Sharp Corp.(x)	21,346	270,242
Shibuya Corp.	2,975	82,047
SHIFT, Inc.*	776	164,274
Shiga Bank Ltd. (The)	2,831	48,194
Shikoku Electric Power Co., Inc.	18,249	126,903
Shimadzu Corp.	21,141	928,646
Shimamura Co. Ltd.	2,500	234,743
Shimano, Inc.	6,621	1,928,830
Shimizu Corp.(x)	57,596	434,071
Shimojima Co. Ltd.	5,300	60,204
Shin-Etsu Chemical Co. Ltd.	29,893	5,041,894
Shin-Etsu Polymer Co. Ltd.	6,313	58,621
Shinko Electric Industries Co. Ltd.	5,402	179,727
Shinsei Bank Ltd.	15,507	261,079
Shionogi & Co. Ltd.	21,278	1,457,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ship Healthcare Holdings, Inc.	5,252	$135,587
Shiseido Co. Ltd.	30,602	2,062,471
Shizuoka Bank Ltd. (The)(x)	40,645	334,389
SHO-BOND Holdings Co. Ltd.	4,612	204,917
Shochiku Co. Ltd.	1,166	137,699
Shoei Co. Ltd.	2,374	106,932
Showa Denko KK	14,151	345,361
Showa Sangyo Co. Ltd.	2,573	64,454
Siix Corp.	7,281	78,294
Sinfonia Technology Co. Ltd.	7,390	80,410
Sintokogio Ltd.	7,500	52,540
SKY Perfect JSAT Holdings, Inc.	7,493	28,819
Skylark Holdings Co. Ltd.*	20,442	299,766
SMC Corp.	4,780	2,990,501
SMK Corp.	1,620	34,480
SMS Co. Ltd.	4,785	173,106
Snow Peak, Inc.	1,977	85,659
SoftBank Corp.	148,403	2,014,907
SoftBank Group Corp.	127,911	7,391,640
Sohgo Security Services Co. Ltd.	6,327	285,676
Sojitz Corp.(x)	23,132	380,549
Solasto Corp.	7,031	94,735
Sompo Holdings, Inc.(x)	30,139	1,305,297
Sony Group Corp.	102,284	11,390,493
Sotetsu Holdings, Inc.	6,169	122,773
Square Enix Holdings Co. Ltd.	6,921	364,692
SRE Holdings Corp.*	820	57,928
Stanley Electric Co. Ltd.	13,307	335,428
Starts Corp., Inc.	3,430	81,788
Subaru Corp.	45,958	853,466
Sugi Holdings Co. Ltd.	3,272	238,015
SUMCO Corp.	21,300	427,656
Sumitomo Bakelite Co. Ltd.	2,496	115,570
Sumitomo Chemical Co. Ltd.(x)	130,222	679,298
Sumitomo Corp.(x)	102,912	1,438,842
Sumitomo Dainippon Pharma Co. Ltd.(x)	15,798	282,260
Sumitomo Electric Industries Ltd.(x)	59,537	794,231
Sumitomo Forestry Co. Ltd.	11,831	226,923
Sumitomo Heavy Industries Ltd.	10,441	270,485
Sumitomo Metal Mining Co. Ltd.	20,933	755,421
Sumitomo Mitsui Construction Co. Ltd.	15,803	70,823
Sumitomo Mitsui Financial Group, Inc.	111,424	3,898,211
Sumitomo Mitsui Trust Holdings, Inc.	31,024	1,062,499
Sumitomo Osaka Cement Co. Ltd.(x)	4,400	122,829
Sumitomo Realty & Development Co. Ltd.	36,897	1,346,379
Sumitomo Rubber Industries Ltd.	16,520	210,079
Sumitomo Warehouse Co. Ltd. (The)	2,971	48,688
Sundrug Co. Ltd.	6,166	188,157
Suntory Beverage & Food Ltd.	12,637	524,973
Suzuken Co. Ltd.	7,488	219,642
Suzuki Motor Corp.	32,337	1,441,366
Sysmex Corp.	12,511	1,545,499
Systena Corp.	5,824	117,657
T Hasegawa Co. Ltd.	3,525	84,141
T&D Holdings, Inc.	52,917	722,722
Tadano Ltd.	8,952	94,511
Taiheiyo Cement Corp.(x)	12,822	266,704
Taikisha Ltd.	2,538	76,230
Taisei Corp.	17,402	560,310
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	252,407
Taiyo Holdings Co. Ltd.	3,818	97,233
Taiyo Yuden Co. Ltd.	7,256	427,042
Takamatsu Construction Group Co. Ltd.	3,899	70,680
Takara Bio, Inc.	4,701	131,783
Takara Holdings, Inc.	18,000	260,239
Takara Standard Co. Ltd.	6,958	101,507
Takasago Thermal Engineering Co. Ltd.	5,745	109,229
Takashimaya Co. Ltd.	11,437	127,727
Takeda Pharmaceutical Co. Ltd.	135,817	4,502,033
Takeuchi Manufacturing Co. Ltd.	4,365	100,971
Takuma Co. Ltd.	5,495	76,865
TBS Holdings, Inc.	11,930	182,780
TDK Corp.	23,307	842,017
TechMatrix Corp.	5,615	101,128
TechnoPro Holdings, Inc.	10,275	305,236
Teijin Ltd.	14,506	204,765
Terumo Corp.	50,599	2,378,886
T-Gaia Corp.	5,533	98,373
THK Co. Ltd.	9,493	209,299
TIS, Inc.	18,861	515,515
TKC Corp.	2,570	80,791
Toagosei Co. Ltd.	17,000	198,142
Tobishima Corp.	6,530	65,204
Tobu Railway Co. Ltd.	17,551	473,284
Toda Corp.	32,000	222,667
Toei Co. Ltd.	540	106,507
Toho Bank Ltd. (The)(x)	26,176	50,150
Toho Co. Ltd.	9,635	454,542
Toho Gas Co. Ltd.(x)	8,185	357,570
Toho Holdings Co. Ltd.	2,743	44,761
Tohoku Electric Power Co., Inc.(x)	41,248	303,914
Tokai Carbon Co. Ltd.	15,000	192,652
TOKAI Holdings Corp.	9,977	80,206
Tokai Rika Co. Ltd.	5,427	77,892
Token Corp.	853	75,613
Tokio Marine Holdings, Inc.(x)	53,616	2,875,295
Tokuyama Corp.	7,400	141,974
Tokyo Century Corp.(x)	3,218	181,639
Tokyo Electric Power Co. Holdings, Inc.*	136,134	390,438
Tokyo Electron Ltd.	9,561	4,214,512
Tokyo Gas Co. Ltd.	32,003	595,992
Tokyo Ohka Kogyo Co. Ltd.	2,294	139,155
Tokyo Seimitsu Co. Ltd.(x)	3,298	135,869
Tokyo Steel Manufacturing Co. Ltd.	9,358	96,104
Tokyo Tatemono Co. Ltd.	19,659	311,391
Tokyotokeiba Co. Ltd.	2,059	81,129
Tokyu Corp.	41,971	625,007
Tokyu Fudosan Holdings Corp.	57,534	354,306
Tomy Co. Ltd.	9,500	97,017
Topcon Corp.	8,062	139,928
Toppan Forms Co. Ltd.	7,000	64,330
Toppan, Inc.	25,746	437,881
Toray Industries, Inc.	117,437	750,014
Toridoll Holdings Corp.	2,530	63,703
Toshiba Corp.	31,884	1,337,019
Toshiba TEC Corp.	2,627	111,520
Tosho Co. Ltd.(x)	2,808	48,728
Tosoh Corp.	24,847	450,877
Totetsu Kogyo Co. Ltd.	1,687	37,299
TOTO Ltd.	12,927	614,190
Toyo Ink SC Holdings Co. Ltd.	1,695	31,943
Toyo Seikan Group Holdings Ltd.(x)	12,145	142,686
Toyo Suisan Kaisha Ltd.	9,479	421,002
Toyo Tire Corp.	11,244	201,166
Toyobo Co. Ltd.	6,343	79,494
Toyoda Gosei Co. Ltd.	5,313	106,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Toyota Boshoku Corp.	5,878	$104,581
Toyota Industries Corp.	13,204	1,084,793
Toyota Motor Corp.	827,060	14,794,620
Toyota Tsusho Corp.	15,866	664,918
TPR Co. Ltd.	4,102	54,539
Trend Micro, Inc.	8,078	450,640
Tri Chemical Laboratories, Inc.	2,576	76,975
Trusco Nakayama Corp.	3,910	101,629
TSI Holdings Co. Ltd.*	14,450	45,598
Tsubakimoto Chain Co.	2,593	80,669
Tsumura & Co.	5,969	191,014
Tsuruha Holdings, Inc.	3,954	488,480
TV Asahi Holdings Corp.	4,061	63,704
UACJ Corp.	4,186	109,606
Ube Industries Ltd.(x)	10,241	201,024
Ulvac, Inc.	4,000	228,790
Unicharm Corp.	31,664	1,404,359
Uniden Holdings Corp.(x)	4,364	115,203
United Arrows Ltd.	2,708	53,289
United Super Markets Holdings, Inc.	5,338	52,653
Ushio, Inc.	11,665	219,408
USS Co. Ltd.	17,803	304,578
UT Group Co. Ltd.	2,834	84,019
V Technology Co. Ltd.	1,336	52,870
Valor Holdings Co. Ltd.	4,076	88,178
ValueCommerce Co. Ltd.	1,542	65,851
Wacoal Holdings Corp.	3,211	68,089
Wacom Co. Ltd.	10,900	69,623
Welcia Holdings Co. Ltd.	9,748	350,472
West Japan Railway Co.	18,240	908,304
Wowow, Inc.	1,797	39,264
Xebio Holdings Co. Ltd.	5,148	52,335
Yakult Honsha Co. Ltd.	11,369	576,414
Yamada Holdings Co. Ltd.	49,936	210,180
Yamagata Bank Ltd. (The)	2,958	22,721
Yamaguchi Financial Group, Inc.	23,000	135,949
Yamaha Corp.	10,763	676,650
Yamaha Motor Co. Ltd.	23,424	652,236
Yamato Holdings Co. Ltd.	21,282	539,537
Yamato Kogyo Co. Ltd.	4,045	129,752
Yamazaki Baking Co. Ltd.	13,933	242,650
Yamazen Corp.	9,283	89,320
Yaoko Co. Ltd.	2,104	128,677
Yaskawa Electric Corp.	17,826	857,515
Yellow Hat Ltd.	3,916	68,435
Yokogawa Bridge Holdings Corp.	4,453	97,219
Yokogawa Electric Corp.	18,255	319,192
Yokohama Rubber Co. Ltd. (The)	9,294	167,103
Yoshinoya Holdings Co. Ltd.*	6,683	135,194
Z Holdings Corp.	221,158	1,419,283
Zenkoku Hosho Co. Ltd.	5,062	246,908
Zenrin Co. Ltd.	2,989	28,814
Zensho Holdings Co. Ltd.(x)	9,793	243,289
Zeon Corp.	14,213	199,960
ZERIA Pharmaceutical Co. Ltd.	14	258
Zojirushi Corp.	6,115	98,090
ZOZO, Inc.	9,353	350,218
Zuken, Inc.	3,038	110,972

		405,652,441

Jordan (0.0%)
Hikma Pharmaceuticals plc	27,263	896,907

Mexico (0.0%)
Fresnillo plc	29,847	313,925

Netherlands (7.7%)
Adyen NV(m)*	5,164	14,358,816
ASML Holding NV	76,461	56,403,165
ING Groep NV	718,511	10,428,596
Koninklijke Ahold Delhaize NV	192,458	6,380,620
Koninklijke Philips NV	168,841	7,483,522
Royal Dutch Shell plc, Class A	662,846	14,643,532
Royal Dutch Shell plc, Class B	599,012	13,270,702
Universal Music Group NV*	141,168	3,779,810

		126,748,763

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)(x)*	81,664	369,928
Auckland International Airport Ltd.*	23,867	128,262
Chorus Ltd.	48,976	226,663
Fisher & Paykel Healthcare Corp. Ltd.	14,045	308,138
Fletcher Building Ltd.(x)	39,563	194,704
SKYCITY Entertainment Group Ltd.	37,597	81,906
Spark New Zealand Ltd.	25,391	83,476
Xero Ltd.*	14,214	1,416,511

		2,809,588

Russia (0.2%)
Coca-Cola HBC AG*	31,527	1,013,334
Evraz plc	92,856	740,882
Polymetal International plc	57,486	973,550

		2,727,766

South Africa (0.4%)
Anglo American plc	198,649	6,852,370

Spain (2.3%)
Banco Bilbao Vizcaya Argentaria SA	1,227,181	8,095,115
Banco Santander SA	3,191,433	11,559,707
Iberdrola SA(x)	1,069,822	10,684,912
Industria de Diseno Textil SA	204,545	7,441,863

		37,781,597

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (21.1%)
3i Group plc	153,824	2,649,606
Aberdeen plc	347,009	1,191,347
Admiral Group plc	33,909	1,415,146
Ashtead Group plc	72,208	5,477,456
Associated British Foods plc	56,143	1,394,980
AstraZeneca plc	250,015	30,097,951
Auto Trader Group plc(m)	152,637	1,207,801
AVEVA Group plc	19,148	924,772
Aviva plc	632,818	3,368,132
B&M European Value Retail SA	143,990	1,143,162
BAE Systems plc	521,036	3,938,220
Barclays plc	2,736,015	6,977,895
Barratt Developments plc	163,457	1,442,422
Berkeley Group Holdings plc	16,836	986,193
BP plc	3,214,688	14,562,687
British American Tobacco plc	368,769	12,866,126
British Land Co. plc (The) (REIT)	149,335	986,288
BT Group plc*	1,215,855	2,611,279
Bunzl plc	54,395	1,796,914
Burberry Group plc	64,834	1,578,599
Compass Group plc*	287,810	5,888,681
Croda International plc	21,748	2,483,523
DCC plc	15,932	1,318,677
Diageo plc	370,974	17,874,658
DS Smith plc	206,061	1,137,703
Entain plc*	94,067	2,692,757
Experian plc	147,734	6,136,994
GlaxoSmithKline plc	798,506	15,072,209
Halma plc	61,181	2,333,796
Hargreaves Lansdown plc	61,080	1,172,612
HSBC Holdings plc	3,300,816	17,268,306
Imperial Brands plc	152,183	3,175,960
Informa plc*	241,700	1,771,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
InterContinental Hotels Group plc*	29,568	$1,895,992
Intermediate Capital Group plc	44,907	1,233,944
International Consolidated Airlines Group SA*	601,791	1,441,767
Intertek Group plc	26,058	1,739,629
ITV plc*	601,674	853,429
J Sainsbury plc	277,077	1,061,010
JD Sports Fashion plc	79,578	1,120,372
Johnson Matthey plc	30,672	1,106,278
Kingfisher plc	341,147	1,543,435
Land Securities Group plc (REIT)	115,079	1,071,118
Legal & General Group plc	957,155	3,614,483
Linde plc	94,737	28,168,190
Lloyds Banking Group plc	11,440,360	7,116,478
London Stock Exchange Group plc	58,646	5,859,175
M&G plc	419,806	1,148,932
Meggitt plc*	125,865	1,249,735
Melrose Industries plc	699,301	1,618,188
National Grid plc	573,845	6,826,057
NatWest Group plc	846,549	2,568,799
Next plc	20,553	2,253,971
Ocado Group plc*	78,579	1,747,703
Pearson plc	121,828	1,164,839
Persimmon plc	51,275	1,827,134
Phoenix Group Holdings plc	101,341	876,328
Prudential plc	422,342	8,198,783
Reckitt Benckiser Group plc	102,345	8,010,479
RELX plc	300,421	8,657,366
Rentokil Initial plc	300,495	2,354,232
Rightmove plc	138,680	1,272,104
Rolls-Royce Holdings plc*	1,352,284	2,544,100
Royal Mail plc	147,991	837,448
Sage Group plc (The)	170,767	1,629,865
Schroders plc	18,034	866,134
Segro plc (REIT)	193,355	3,102,651
Severn Trent plc	40,437	1,414,027
Smith & Nephew plc	141,982	2,438,339
Smiths Group plc	64,040	1,227,581
Spirax-Sarco Engineering plc	11,853	2,382,083
SSE plc	168,518	3,538,629
St James’s Place plc	85,812	1,738,458
Standard Chartered plc	412,478	2,417,371
Taylor Wimpey plc	584,438	1,207,033
Tesco plc	1,233,390	4,183,282
Unilever plc	416,869	22,535,114
United Utilities Group plc	110,182	1,432,647
Virgin Money UK plc (CHDI)*	134,851	389,465
Vodafone Group plc	4,479,664	6,776,121
Whitbread plc*	32,583	1,449,146
Wm Morrison Supermarkets plc	358,961	1,422,804
WPP plc	187,251	2,516,123

		348,592,282

United States (2.1%)
Amcor plc (CHDI)	89,600	1,059,122
Avast plc(m)	88,384	675,846
Ferguson plc	36,166	5,013,433
James Hardie Industries plc (CHDI)	48,847	1,752,090
Janus Henderson Group plc (CHDI)	3,075	128,143
News Corp. (CHDI), Class B	5,320	125,107
Reliance Worldwide Corp. Ltd.	86,865	318,363
ResMed, Inc. (CHDI)	41,770	1,109,363
Schneider Electric SE	104,727	17,411,930
Sims Ltd.	18,496	176,753
Stellantis NV	383,903	7,330,616

		35,100,766

Total Common Stocks (98.1%) (Cost $1,204,844,032)		1,620,646,689

CLOSED END FUNDS:
Guernsey (0.0%)
Pershing Square Holdings Ltd.	26,091	926,590
United Kingdom (0.3%)
Scottish Mortgage Investment Trust plc	229,604	4,350,556

Total Closed End Funds (0.3%) (Cost $1,926,326)		5,277,146

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21,repurchase price $4,064,851,collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $4,146,144.(xx)	$4,064,847	4,064,847
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21,repurchase price $800,003,collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41;total market value $816,000.(xx)	800,000	800,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21,repurchase price $1,000,053,collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%- 2.000%, maturing 7/31/22-2/15/50;total market value $1,110,618.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,864,847

Total Short-Term Investments (0.4%) (Cost $5,864,847)		5,864,847

Total Investments in Securities (98.8%) (Cost $1,212,635,205)		1,631,788,682
Other Assets Less Liabilities (1.2%)		20,153,169

Net Assets (100%)		$1,651,941,851

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $16,406,765 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $50,353,006. This was collateralized by $47,243,947 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.875%, maturing 10/5/21 – 2/15/51 and by cash of $5,864,847 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Financials	$251,247,509	15.2%
Industrials	247,823,574	15.0
Consumer Discretionary	244,581,810	14.8
Information Technology	175,941,389	10.7
Materials	169,858,303	10.3
Consumer Staples	164,719,869	10.0
Health Care	140,111,078	8.5
Energy	79,760,570	4.8
Communication Services	72,983,399	4.4
Utilities	42,096,459	2.5
Real Estate	31,522,729	1.9
Repurchase Agreements	5,864,847	0.4
Closed End Funds	5,277,146	0.3
Cash and Other	20,153,169	1.2

		100.0%

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	174	12/2021	EUR	8,158,861	(202,978)
FTSE 100 Index	39	12/2021	GBP	3,717,025	38,845
SPI 200 Index	17	12/2021	AUD	2,240,802	(1,181)
TOPIX Index	20	12/2021	JPY	3,648,861	(38,194)

					(203,508)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Fund	$—	$5,277,146	$—		$5,277,146
Common Stocks
Australia	—	185,098,070	—	(b)	185,098,070
Austria	—	1,912,598	—		1,912,598
Belgium	—	8,803,632	—		8,803,632
Chile	—	1,004,235	—		1,004,235
China	—	13,054,251	—		13,054,251
Finland	—	5,213,398	—		5,213,398
France	—	205,614,465	—		205,614,465
Germany	—	179,419,534	—		179,419,534
Indonesia	—	98,762	—		98,762
Ireland	—	26,534,870	—		26,534,870
Italy	—	26,416,469	—		26,416,469
Japan	—	405,589,588	62,853		405,652,441
Jordan	—	896,907	—		896,907
Mexico	—	313,925	—		313,925
Netherlands	—	126,748,763	—		126,748,763
New Zealand	—	2,809,588	—		2,809,588
Russia	—	2,727,766	—		2,727,766
South Africa	—	6,852,370	—		6,852,370
Spain	—	37,781,597	—		37,781,597
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	—	348,592,282	—		348,592,282
United States	—	35,100,766	—		35,100,766
Futures	38,845	—	—		38,845
Short-Term Investments
Repurchase Agreements	—	5,864,847	—		5,864,847

Total Assets	$38,845	$1,631,725,829	$62,853		$1,631,827,527

Liabilities:
Futures	$(242,353)	$—	$—		$(242,353)

Total Liabilities	$(242,353)	$—	$—		$(242,353)

Total	$(203,508)	$1,631,725,829	$62,853		$1,631,585,174

(a)	A security with a market value of $62,853 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$593,299,414
Aggregate gross unrealized depreciation	(190,954,794)

Net unrealized appreciation	$402,344,620

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,229,240,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (8.3%)
Abacus Property Group (REIT)	18,498	$47,404
Adbri Ltd.	16,506	37,882
Afterpay Ltd.*	11,779	1,019,015
AGL Energy Ltd.	10,320	42,712
ALS Ltd.	3,056	27,635
Altium Ltd.	5,568	141,522
Alumina Ltd.(x)	108,299	163,286
AMP Ltd.*	319,272	227,599
Ampol Ltd.	13,039	261,662
Ansell Ltd.	7,597	186,262
APA Group	54,107	339,700
Appen Ltd.	4,980	31,967
ARB Corp. Ltd.	3,357	117,367
Aristocrat Leisure Ltd.	36,053	1,206,854
ASX Ltd.	8,729	509,918
Atlas Arteria Ltd.	48,010	222,487
Aurizon Holdings Ltd.	71,230	194,002
AusNet Services Ltd.	90,716	165,908
Australia & New Zealand Banking Group Ltd.	134,722	2,718,014
Bank of Queensland Ltd.	27,226	181,911
Bapcor Ltd.	12,735	68,904
Beach Energy Ltd.(x)	90,220	96,756
Bega Cheese Ltd.	10,108	39,228
Bendigo & Adelaide Bank Ltd.	22,932	155,164
BHP Group Ltd.	140,267	3,770,002
BHP Group plc	135,709	3,382,314
Blackmores Ltd.	597	40,536
BlueScope Steel Ltd.	26,060	378,067
Boral Ltd.*	60,739	269,996
Brambles Ltd.	414,212	3,221,714
Breville Group Ltd.	5,221	109,408
Brickworks Ltd.	3,128	55,672
BWP Trust (REIT)	26,350	75,723
carsales.com Ltd.	16,482	303,023
Challenger Ltd.	30,824	138,215
Charter Hall Group (REIT)	20,235	247,545
Charter Hall Long Wale REIT (REIT)	29,555	105,008
Charter Hall Retail REIT (REIT)	30,050	86,685
CIMIC Group Ltd.(x)	4,702	65,934
Cleanaway Waste Management Ltd.	115,605	230,230
Clinuvel Pharmaceuticals Ltd.(x)	1,983	61,123
Cochlear Ltd.	3,491	551,376
Coles Group Ltd.	63,778	778,342
Collins Foods Ltd.	5,548	48,439
Commonwealth Bank of Australia	82,793	6,169,694
Computershare Ltd.	31,470	411,846
Corporate Travel Management Ltd.*	4,838	84,642
Costa Group Holdings Ltd.	29,637	69,471
Credit Corp. Group Ltd.	2,888	62,978
Cromwell Property Group (REIT)	78,193	44,918
Crown Resorts Ltd.*	19,246	133,117
CSL Ltd.	21,524	4,538,924
CSR Ltd.	28,276	113,299
Deterra Royalties Ltd.	22,492	60,913
Dexus (REIT)	52,153	403,530
Domain Holdings Australia Ltd.	15,333	62,406
Domino’s Pizza Enterprises Ltd.	3,712	427,972
Downer EDI Ltd.	33,355	152,810
Eagers Automotive Ltd.	9,018	96,508
Elders Ltd.	5,260	46,350
EML Payments Ltd.*	16,325	45,488
Endeavour Group Ltd.	59,956	301,068
Evolution Mining Ltd.	91,228	231,182
Flight Centre Travel Group Ltd.(x)*	7,568	116,192
Fortescue Metals Group Ltd.	81,945	864,155
Glencore plc*	3,083,989	14,564,339
Gold Road Resources Ltd.(x)	41,019	35,513
Goodman Group (REIT)	72,725	1,128,940
GPT Group (The) (REIT)	92,553	337,172
Growthpoint Properties Australia Ltd. (REIT)	12,613	37,275
GUD Holdings Ltd.	4,390	32,463
Harvey Norman Holdings Ltd.	29,571	106,200
Healius Ltd.	32,938	113,139
IDP Education Ltd.	5,944	146,219
IGO Ltd.	27,681	173,831
Iluka Resources Ltd.	22,492	145,507
Incitec Pivot Ltd.	80,263	169,442
Inghams Group Ltd.(x)	24,674	73,192
Insurance Australia Group Ltd.	96,002	338,317
InvoCare Ltd.	6,750	57,283
IOOF Holdings Ltd.	24,263	74,456
IPH Ltd.	8,971	59,014
IRESS Ltd.	7,655	63,055
JB Hi-Fi Ltd.	5,712	186,272
Lendlease Corp. Ltd.	34,175	265,274
Link Administration Holdings Ltd.	24,953	79,039
Lynas Rare Earths Ltd.*	32,454	156,881
Macquarie Group Ltd.	17,079	2,240,811
Magellan Financial Group Ltd.	7,375	187,965
Medibank Pvt Ltd.	120,270	310,964
Metcash Ltd.	45,279	127,222
Mineral Resources Ltd.	9,297	296,486
Mirvac Group (REIT)	211,426	453,579
Monadelphous Group Ltd.	4,750	30,855
Nanosonics Ltd.*	15,681	70,527
National Australia Bank Ltd.	156,944	3,127,943
National Storage REIT (REIT)	44,761	74,549
Nearmap Ltd.*	25,271	34,070
Newcrest Mining Ltd.	41,271	676,612
NEXTDC Ltd.*	23,055	198,949
nib holdings Ltd.	22,633	112,715
Nine Entertainment Co. Holdings Ltd.	98,743	186,190
Northern Star Resources Ltd.	66,070	406,973
Nufarm Ltd.*	16,854	57,907
Oil Search Ltd.	77,181	244,315
Orica Ltd.	436,638	4,303,608
Origin Energy Ltd.	67,013	225,846
Orora Ltd.	29,395	65,591
OZ Minerals Ltd.	13,173	209,746
Pendal Group Ltd.	11,799	69,506
Perpetual Ltd.	2,833	77,172
Platinum Asset Management Ltd.	15,920	40,323
PolyNovo Ltd.(x)*	33,162	45,708
Premier Investments Ltd.	5,965	128,708
Pro Medicus Ltd.	2,640	103,307
Qantas Airways Ltd.*	74,370	303,976
QBE Insurance Group Ltd.	55,985	467,056
Qube Holdings Ltd.	97,003	230,712
Ramsay Health Care Ltd.	9,772	491,559
REA Group Ltd.	2,619	297,794
Regis Resources Ltd.	33,584	48,856
Rio Tinto Ltd.	16,633	1,181,942
Rio Tinto plc	74,152	4,895,971
Santos Ltd.	98,589	508,303
Scentre Group (REIT)	184,772	397,566
SEEK Ltd.	18,487	411,544
Seven Group Holdings Ltd.	6,490	95,488
Shopping Centres Australasia Property Group (REIT)	46,044	89,408
Silver Lake Resources Ltd.*	41,904	40,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sonic Healthcare Ltd.	26,680	$783,319
South32 Ltd.	252,690	641,395
Spark Infrastructure Group	92,555	187,276
St Barbara Ltd.	48,183	46,675
Star Entertainment Group Ltd. (The)*	38,212	122,640
Steadfast Group Ltd.	52,572	184,084
Stockland (REIT)	108,085	345,625
Suncorp Group Ltd.	58,295	523,602
Super Retail Group Ltd.	5,904	51,968
Sydney Airport*	124,883	741,836
Tabcorp Holdings Ltd.	123,124	435,792
Technology One Ltd.	11,605	94,619
Telstra Corp. Ltd.	534,897	1,507,615
TPG Telecom Ltd.(x)	22,358	113,374
Transurban Group	135,427	1,373,096
Transurban Group*	15,047	154,036
Treasury Wine Estates Ltd.	29,580	262,963
United Malt Group Ltd.	10,251	30,134
Vicinity Centres (REIT)	187,457	223,350
Virgin Australia International Holdings Pty. Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)	42,669	73,032
Washington H Soul Pattinson & Co. Ltd.(x)	5,554	156,739
Waypoint REIT (REIT)	38,142	75,634
Webjet Ltd.(x)*	12,238	55,307
Wesfarmers Ltd.	59,148	2,380,260
Westpac Banking Corp.	167,506	3,114,836
Whitehaven Coal Ltd.*	43,181	98,254
WiseTech Global Ltd.	7,843	302,175
Woodside Petroleum Ltd.	45,441	781,940
Woolworths Group Ltd.	59,956	1,702,447
Worley Ltd.(x)	20,615	145,026

		95,180,841

Austria (0.1%)
Mondi plc	34,371	840,112

Belgium (0.8%)
Anheuser-Busch InBev SA/NV	170,384	9,622,959

Canada (0.8%)
Cenovus Energy, Inc.	296,409	2,988,428
Open Text Corp.	72,000	3,514,164
Restaurant Brands International, Inc.(x)	39,502	2,417,127

		8,919,719

Chile (0.0%)
Antofagasta plc	21,789	391,464

China (1.9%)
Alibaba Group Holding Ltd.*	179,300	3,334,982
Alibaba Group Holding Ltd. (ADR)*	23,200	3,434,760
Prosus NV*	149,519	11,775,848
Trip.com Group Ltd. (ADR)*	25,400	781,050
Vipshop Holdings Ltd. (ADR)*	268,700	2,993,318

		22,319,958

Finland (0.4%)
Kone OYJ, Class B	34,318	2,406,431
UPM-Kymmene OYJ	48,700	1,720,682

		4,127,113

France (11.3%)
Accor SA*	216,797	7,674,668
Air Liquide SA	34,359	5,497,684
Airbus SE*	47,017	6,173,103
AXA SA	142,427	3,962,318
BNP Paribas SA	279,021	17,872,808
Capgemini SE	15,800	3,285,929
Danone SA	112,939	7,708,645
EssilorLuxottica SA	25,122	4,803,742
Kering SA	5,868	4,173,474
L’Oreal SA	19,982	8,247,017
LVMH Moet Hennessy Louis Vuitton SE	20,973	14,997,040
Pernod Ricard SA	16,571	3,623,863
Publicis Groupe SA(x)	84,005	5,657,206
Safran SA	30,191	3,785,350
Sanofi	93,233	8,975,036
TotalEnergies SE	206,655	9,902,718
Valeo	176,410	4,922,882
Vinci SA	43,409	4,496,473
Worldline SA (Frankfurt Stock Exchange)(m)*	500	38,229
Worldline SA (SIGMA-X EU Stock Exchange)(m)*	47,800	3,646,956

		129,445,141

Germany (14.5%)
adidas AG	15,573	4,907,159
Allianz SE (Registered)	85,624	19,311,956
BASF SE	74,475	5,674,455
Bayer AG (Registered)	328,712	17,928,575
Bayerische Motoren Werke AG	152,675	14,654,345
Continental AG*	88,055	9,653,569
Daimler AG (Registered)	211,083	18,764,300
Deutsche Boerse AG	17,230	2,804,810
Deutsche Post AG (Registered)	85,482	5,387,632
Deutsche Telekom AG (Registered)	282,075	5,687,242
Fresenius Medical Care AG & Co. KGaA	106,900	7,533,421
Fresenius SE & Co. KGaA	67,565	3,248,478
Henkel AG & Co. KGaA	32,000	2,761,025
Henkel AG & Co. KGaA (Preference)(q)	8,000	742,733
Infineon Technologies AG	109,377	4,496,396
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	10,661	2,922,127
SAP SE	131,181	17,771,569
Siemens AG (Registered)	58,479	9,612,598
thyssenkrupp AG*	586,300	6,247,881
Vitesco Technologies Group AG*	17,611	1,040,385
Volkswagen AG (Preference)(q)	15,008	3,362,012
Vonovia SE	43,447	2,611,735

		167,124,403

India (0.4%)
Axis Bank Ltd.*	420,300	4,329,988

Indonesia (0.2%)
Bank Mandiri Persero Tbk. PT	5,429,800	2,307,441

Ireland (1.3%)
CRH plc	83,801	3,903,599
CRH plc (London Stock Exchange)	23,805	1,110,408
Flutter Entertainment plc (Dublin Stock Exchange)*	14,490	2,864,555
Flutter Entertainment plc (London Stock Exchange)*	8,147	1,599,351
Ryanair Holdings plc (ADR)*	46,700	5,139,802
Smurfit Kappa Group plc	16,907	875,408

		15,493,123

Italy (2.1%)
Enel SpA	627,321	4,816,280
Eni SpA	211,598	2,817,271
Intesa Sanpaolo SpA	6,028,787	17,103,762

		24,737,313

Japan (15.2%)
77 Bank Ltd. (The)	200	2,281
A&A Material Corp.	200	1,802

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
A&D Co. Ltd.	1,200	$11,287
ABC-Mart, Inc.	800	45,293
Achilles Corp.	1,000	12,074
Acom Co. Ltd.	14,000	51,360
Adastria Co. Ltd.	760	13,969
ADEKA Corp.	3,100	69,990
Advan Group Co. Ltd.	1,400	12,271
Advanex, Inc.	200	2,371
Advantest Corp.	5,300	474,837
Aeon Co. Ltd.	26,399	694,731
Aeon Delight Co. Ltd.	1,400	44,500
Aeon Fantasy Co. Ltd.	400	7,757
AEON Financial Service Co. Ltd.	4,900	62,597
Aeon Hokkaido Corp.	900	10,024
Aeon Mall Co. Ltd.	3,160	48,714
AGC, Inc.	6,200	317,329
Agora Hospitality Group Co. Ltd.*	5,000	1,061
Ai Holdings Corp.	2,100	44,569
Aica Kogyo Co. Ltd.	2,100	71,937
Aichi Bank Ltd. (The)	400	12,905
Aichi Corp.	2,100	14,371
Aichi Steel Corp.	600	14,323
Aichi Tokei Denki Co. Ltd.	100	4,274
Aida Engineering Ltd.	3,300	31,104
Aiful Corp.	6,800	22,919
Aigan Co. Ltd.*	900	1,785
Ain Holdings, Inc.	1,000	61,884
Aiphone Co. Ltd.	800	17,308
Air Water, Inc.	6,000	96,107
Airport Facilities Co. Ltd.	1,200	6,499
Airtech Japan Ltd.	300	3,297
Aisan Industry Co. Ltd.	1,500	11,320
Aisin Corp.	5,348	194,368
Ajinomoto Co., Inc.	10,200	301,816
Akebono Brake Industry Co. Ltd.*	5,700	11,168
Akita Bank Ltd. (The)	800	10,451
Alconix Corp.	800	11,585
Alfresa Holdings Corp.	8,000	119,831
Alleanza Holdings Co. Ltd.	111	1,413
Alpen Co. Ltd.	700	19,344
Alpha Corp.	300	3,430
Alpha Systems, Inc.	360	13,691
Alps Alpine Co. Ltd.(x)	6,032	65,525
Altech Co. Ltd.	500	1,395
Altech Corp.(x)	1,100	20,293
Amada Co. Ltd.	8,500	88,205
Amano Corp.	1,800	46,264
Amuse, Inc.	600	12,780
ANA Holdings, Inc.(x)*	11,700	303,765
Anest Iwata Corp.	2,000	16,692
Anritsu Corp.(x)	5,000	89,477
AOKI Holdings, Inc.	2,200	14,296
Aomori Bank Ltd. (The)	900	17,304
Aoyama Trading Co. Ltd.*	1,600	12,141
Aozora Bank Ltd.(x)	3,800	93,106
Arakawa Chemical Industries Ltd.	1,000	11,039
Araya Industrial Co. Ltd.	200	2,724
Arcland Sakamoto Co. Ltd.	1,400	21,854
Arcs Co. Ltd.	1,500	30,445
Argo Graphics, Inc.	800	23,819
Arisawa Manufacturing Co. Ltd.	2,000	16,000
Aruhi Corp.(x)	2,100	24,536
As One Corp.	400	58,506
Asahi Co. Ltd.	500	5,977
Asahi Diamond Industrial Co. Ltd.	4,000	24,276
Asahi Group Holdings Ltd.	14,800	716,941
Asahi Intecc Co. Ltd.	3,700	101,511
Asahi Kasei Corp.	46,200	493,125
Asahi Kogyosha Co. Ltd.	200	6,167
Asahi Net, Inc.	1,000	6,883
ASAHI YUKIZAI Corp.	800	10,596
Asanuma Corp.	400	16,493
Ashimori Industry Co. Ltd.	300	2,774
Asics Corp.	5,500	124,782
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	9,625
ASKUL Corp.	1,800	26,181
Astellas Pharma, Inc.	57,700	951,395
Astena Holdings Co. Ltd.	1,000	5,747
Atsugi Co. Ltd.*	1,100	6,355
Autobacs Seven Co. Ltd.	100	1,333
Avantia Co. Ltd.	1,000	7,999
Avex, Inc.	2,300	30,796
Awa Bank Ltd. (The)	2,000	39,201
Axell Corp.	400	2,666
Axial Retailing, Inc.	700	23,782
Azbil Corp.	4,600	197,721
Azuma Shipping Co. Ltd.	600	1,927
Bandai Namco Holdings, Inc.	7,300	548,193
Bando Chemical Industries Ltd.	2,000	16,583
Bank of Iwate Ltd. (The)	800	12,316
Bank of Kyoto Ltd. (The)(x)	2,400	110,076
Bank of Nagoya Ltd. (The)(x)	1,099	26,071
Bank of Okinawa Ltd. (The)(r)	1,080	27,084
Bank of Saga Ltd. (The)	700	9,221
Bank of the Ryukyus Ltd.	2,500	17,503
BayCurrent Consulting, Inc.	500	251,118
Belc Co. Ltd.	600	31,221
Belluna Co. Ltd.(x)	3,000	22,710
Benefit One, Inc.	1,700	80,267
Benesse Holdings, Inc.	2,400	54,278
Bic Camera, Inc.	3,000	28,584
BML, Inc.	1,400	53,164
Bookoff Group Holdings Ltd.(x)	700	6,208
BP Castrol KK	500	6,283
Bridgestone Corp.	18,100	858,416
Brother Industries Ltd.(x)	8,200	180,423
Bunka Shutter Co. Ltd.	3,000	30,400
CAC Holdings Corp.	700	10,366
Can Do Co. Ltd.(x)	1,000	17,106
Canare Electric Co. Ltd.	100	1,526
Canon Electronics, Inc.	1,100	16,465
Canon Marketing Japan, Inc.	2,300	53,526
Canon, Inc.	34,000	836,302
Capcom Co. Ltd.	6,400	177,763
Carlit Holdings Co. Ltd.	1,000	7,864
Casio Computer Co. Ltd.(x)	5,700	94,515
Cawachi Ltd.	800	16,229
Central Glass Co. Ltd.	1,100	20,560
Central Japan Railway Co.	5,600	895,055
Central Security Patrols Co. Ltd.	500	13,030
Central Sports Co. Ltd.	400	9,268
Change, Inc.(x)*	3,200	66,713
Chiba Bank Ltd. (The)(x)	25,000	160,967
Chiba Kogyo Bank Ltd. (The)	2,300	5,780
Chilled & Frozen Logistics Holdings Co. Ltd.	400	6,050
Chino Corp.	400	5,339
Chiyoda Co. Ltd.	1,600	12,180
Chiyoda Integre Co. Ltd.	400	7,324
Chofu Seisakusho Co. Ltd.	1,200	22,666
Chori Co. Ltd.	800	13,666
Chubu Electric Power Co., Inc.(x)	18,800	223,006
Chubu Shiryo Co. Ltd.	1,200	12,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Chudenko Corp.	700	$14,232
Chuetsu Pulp & Paper Co. Ltd.	400	4,333
Chugai Pharmaceutical Co. Ltd.	21,000	769,280
Chugai Ro Co. Ltd.	400	6,383
Chugoku Bank Ltd. (The)	4,800	36,776
Chugoku Electric Power Co., Inc. (The)(x)	8,100	73,965
Chugoku Marine Paints Ltd.	3,000	22,546
Chukyo Bank Ltd. (The)	500	6,218
Chuo Spring Co. Ltd.	400	3,956
CI Takiron Corp.	3,000	17,077
Citizen Watch Co. Ltd.(x)	2,700	12,446
CKD Corp.	1,400	29,876
Cleanup Corp.	1,200	6,250
CMIC Holdings Co. Ltd.	400	5,374
CMK Corp.	2,400	9,284
Coca-Cola Bottlers Japan Holdings, Inc.	4,873	70,571
COLOPL, Inc.(x)	1,700	12,254
Colowide Co. Ltd.(x)	2,100	33,073
Computer Engineering & Consulting Ltd.	1,600	18,665
Computer Institute of Japan Ltd.	1,200	9,205
COMSYS Holdings Corp.	3,814	100,712
Concordia Financial Group Ltd.(x)	42,446	167,473
CONEXIO Corp.	1,000	13,871
Core Corp.	400	5,698
Corona Corp.	500	4,093
Cosel Co. Ltd.	1,800	15,388
Cosmo Energy Holdings Co. Ltd.	1,500	34,108
Create Medic Co. Ltd.	300	2,642
Create Restaurants Holdings, Inc.(x)*	3,900	34,714
Credit Saison Co. Ltd.	4,700	61,914
Cresco Ltd.	600	10,889
CTI Engineering Co. Ltd.	700	16,448
CyberAgent, Inc.	18,400	356,354
Cybernet Systems Co. Ltd.	1,000	5,737
Cybozu, Inc.	2,000	43,573
Dai Nippon Printing Co. Ltd.	9,100	220,381
Dai Nippon Toryo Co. Ltd.	1,400	10,908
Daibiru Corp.	3,600	53,115
Daicel Corp.	8,200	63,855
Dai-Dan Co. Ltd.	500	11,887
Daido Kogyo Co. Ltd.	400	4,013
Daido Metal Co. Ltd.	1,000	5,517
Daido Steel Co. Ltd.(x)	1,200	51,024
Daidoh Ltd.*	1,600	2,453
Daifuku Co. Ltd.	3,600	338,517
Daihen Corp.	1,200	52,885
Daiho Corp.	800	27,365
Daiichi Jitsugyo Co. Ltd.	400	17,811
Dai-ichi Life Holdings, Inc.	38,500	838,300
Daiichi Sankyo Co. Ltd.	57,400	1,531,307
Daiichikosho Co. Ltd.	900	33,389
Daiken Corp.	1,000	21,021
Daiken Medical Co. Ltd.	400	2,208
Daiki Aluminium Industry Co. Ltd.	2,000	29,571
Daikin Industries Ltd.	8,600	1,849,763
Daikoku Denki Co. Ltd.	500	5,663
Dainichi Co. Ltd.	600	4,208
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	19,699
Daio Paper Corp.	2,800	52,517
Daiohs Corp.(x)*	200	1,900
Daiseki Co. Ltd.(x)	2,279	99,602
Daishi Hokuetsu Financial Group, Inc.	1,050	23,894
Daisue Construction Co. Ltd.	400	3,501
Daisyo Corp.(x)*	600	5,852
Daito Bank Ltd. (The)	700	4,267
Daito Trust Construction Co. Ltd.(x)	2,600	303,558
Daitobo Co. Ltd.*	1,000	901
Daitron Co. Ltd.	500	10,237
Daiwa House Industry Co. Ltd.	21,100	704,668
Daiwa Industries Ltd.	1,000	11,182
Daiwa Securities Group, Inc.(x)	51,000	297,905
Daiwabo Holdings Co. Ltd.(x)	3,050	49,118
Danto Holdings Corp.(x)*	1,000	2,416
DCM Holdings Co. Ltd.	5,800	56,249
DeNA Co. Ltd.	4,000	74,245
Denka Co. Ltd.	2,600	91,314
Denso Corp.	15,100	989,889
Dentsu Group, Inc.	6,700	257,758
Denyo Co. Ltd.	1,100	21,180
Descente Ltd.*	2,900	101,958
DIC Corp.	2,699	76,356
Digital Arts, Inc.(x)	400	32,414
Digital Garage, Inc.	1,700	77,958
Dijet Industrial Co. Ltd.	100	1,085
Dip Corp.	1,200	45,686
Disco Corp.	900	251,927
DKK Co. Ltd.	600	13,697
DKS Co. Ltd.	400	11,571
DMG Mori Co. Ltd.	3,900	73,357
Doshisha Co. Ltd.	1,000	15,744
Doutor Nichires Holdings Co. Ltd.(x)	2,100	33,193
Dowa Holdings Co. Ltd.	1,800	71,017
DTS Corp.	2,200	50,658
Duskin Co. Ltd.	100	2,331
DyDo Group Holdings, Inc.	500	25,408
Dynic Corp.	400	2,814
Eagle Industry Co. Ltd.	1,000	11,090
Earth Corp.	100	6,092
East Japan Railway Co.	11,800	827,715
Ebara Corp.	3,400	168,211
Ebara Jitsugyo Co. Ltd.	600	14,284
Echo Trading Co. Ltd.	300	1,814
Econach Holdings Co. Ltd.*	1,500	1,194
Eco’s Co. Ltd.(x)	400	6,977
EDION Corp.	4,400	41,547
eGuarantee, Inc.	1,600	35,575
Ehime Bank Ltd. (The)	1,400	9,892
Eiken Chemical Co. Ltd.	2,000	37,675
Eisai Co. Ltd.	8,200	617,504
Eizo Corp.	1,000	38,248
Elecom Co. Ltd.	1,400	22,454
Electric Power Development Co. Ltd.(x)	5,600	80,327
Elematec Corp.	1,800	18,356
ENEOS Holdings, Inc.(x)	110,550	451,425
en-Japan, Inc.	1,100	39,433
Enplas Corp.	600	16,922
Enshu Ltd.	200	1,377
eRex Co. Ltd.	1,900	42,369
Eslead Corp.	500	7,481
ESPEC Corp.	1,200	25,351
euglena Co. Ltd.(x)*	3,600	28,180
Exedy Corp.	1,500	22,995
EXEO Group, Inc.	3,058	75,219
Faith, Inc.(x)	400	2,596
FALCO HOLDINGS Co. Ltd.	600	10,144
Fancl Corp.	2,800	92,883
FANUC Corp.	6,400	1,401,047
Fast Retailing Co. Ltd.	900	663,322

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
FCC Co. Ltd.	1,800	$25,398
Feed One Co. Ltd.	1,504	10,161
Felissimo Corp.	300	4,708
FIDEA Holdings Co. Ltd.(x)	700	7,954
Financial Products Group Co. Ltd.	1,800	11,505
First Baking Co. Ltd.*	100	728
Food & Life Cos. Ltd.	3,200	147,541
Foster Electric Co. Ltd.	1,100	9,133
FP Corp.	800	29,671
France Bed Holdings Co. Ltd.	1,600	13,276
F-Tech, Inc.	400	2,219
Fudo Tetra Corp.	980	15,831
Fuji Co. Ltd.	1,300	25,419
Fuji Corp.	1,700	43,507
Fuji Corp. Ltd.	1,200	7,840
Fuji Electric Co. Ltd.	4,200	191,381
Fuji Kosan Co. Ltd.	400	3,638
Fuji Kyuko Co. Ltd.	1,500	64,414
Fuji Media Holdings, Inc.	7,700	81,586
Fuji Oil Co. Ltd.	3,300	8,004
Fuji Oil Holdings, Inc.	1,600	37,553
Fuji Seal International, Inc.	2,400	51,984
Fuji Soft, Inc.	1,600	84,002
Fujibo Holdings, Inc.	500	18,957
Fujicco Co. Ltd.	1,000	17,370
FUJIFILM Holdings Corp.	10,670	920,074
Fujikura Composites, Inc.	800	5,562
Fujikura Kasei Co. Ltd.	1,600	7,870
Fujikura Ltd.*	8,400	49,701
Fujimi, Inc.	1,100	63,543
Fujimori Kogyo Co. Ltd.	900	39,131
Fujita Kanko, Inc.(x)*	300	7,342
Fujitec Co. Ltd.	3,000	69,963
Fujitsu General Ltd.	2,000	49,940
Fujitsu Ltd.	6,700	1,216,791
Fujiya Co. Ltd.	700	15,268
FuKoKu Co. Ltd.	500	4,739
Fukuda Corp.	200	9,035
Fukui Bank Ltd. (The)	1,000	14,068
Fukui Computer Holdings, Inc.	400	15,526
Fukuoka Financial Group, Inc.(x)	6,384	114,674
Fukushima Bank Ltd. (The)*	1,500	3,456
Fukushima Galilei Co. Ltd.	600	26,624
Fukuyama Transporting Co. Ltd.	1,600	69,848
FULLCAST Holdings Co. Ltd.(x)	1,000	20,351
Funai Soken Holdings, Inc.	2,340	63,643
Furukawa Co. Ltd.	2,100	23,021
Furukawa Electric Co. Ltd.	2,300	50,177
Furusato Industries Ltd.(r)	700	14,976
Fuso Pharmaceutical Industries Ltd.	400	9,040
Futaba Corp.	2,100	14,895
Futaba Industrial Co. Ltd.	3,500	14,956
Future Corp.	1,000	24,872
Fuyo General Lease Co. Ltd.	600	41,451
G-7 Holdings, Inc.	1,200	21,831
Gakken Holdings Co. Ltd.	2,000	21,875
Gakujo Co. Ltd.(x)	400	4,566
Gecoss Corp.	800	6,319
Genki Sushi Co. Ltd.(x)	300	8,003
Geo Holdings Corp.	2,000	22,583
GLOBERIDE, Inc.	1,000	35,132
Glory Ltd.	200	4,457
GMO internet, Inc.	3,400	87,106
GMO Payment Gateway, Inc.	1,500	190,043
Godo Steel Ltd.	700	9,391
Goldcrest Co. Ltd.	1,100	16,659
Goldwin, Inc.(x)	1,200	78,329
Gree, Inc.	5,100	28,097
GS Yuasa Corp.(x)	2,800	63,545
GSI Creos Corp.(x)	600	5,726
Gun-Ei Chemical Industry Co. Ltd.	300	8,580
Gunma Bank Ltd. (The)	14,200	45,528
Gunze Ltd.	800	31,263
Gurunavi, Inc.*	2,000	10,349
H.U. Group Holdings, Inc.(x)	2,600	70,327
H2O Retailing Corp.(x)	4,760	41,277
Hachijuni Bank Ltd. (The)	10,000	35,651
Hakudo Co. Ltd.	400	11,165
Hakuhodo DY Holdings, Inc.	10,600	182,873
Hakuto Co. Ltd.	700	11,443
Hakuyosha Co. Ltd.*	100	1,902
Hamakyorex Co. Ltd.	600	18,112
Hamamatsu Photonics KK	4,600	285,357
Hankyu Hanshin Holdings, Inc.	8,400	265,030
Hanwa Co. Ltd.	2,200	68,229
Happinet Corp.	600	8,092
Hard Off Corp. Co. Ltd.	500	3,532
Harima Chemicals Group, Inc.	1,100	8,959
Haruyama Holdings, Inc.	500	2,674
Haseko Corp.	8,100	108,586
Hayashikane Sangyo Co. Ltd.	400	2,170
Hazama Ando Corp.(x)	7,520	54,006
Heiwa Corp.	1,820	34,144
Heiwa Real Estate Co. Ltd.	1,800	62,369
Heiwado Co. Ltd.	2,400	46,796
Helios Techno Holding Co. Ltd.	1,100	3,294
Hibiya Engineering Ltd.	1,800	31,588
Hiday Hidaka Corp.	1,640	25,854
Hikari Tsushin, Inc.	700	118,368
Hino Motors Ltd.	10,700	100,370
Hioki EE Corp.	500	42,572
Hirakawa Hewtech Corp.(x)	400	4,299
Hirogin Holdings, Inc.	10,000	57,144
Hirose Electric Co. Ltd.	1,023	170,354
HIS Co. Ltd.(x)*	1,100	29,015
Hisaka Works Ltd.	1,000	7,912
Hisamitsu Pharmaceutical Co., Inc.	1,900	72,072
Hitachi Construction Machinery Co. Ltd.	2,700	76,483
Hitachi Ltd.	32,728	1,940,568
Hitachi Metals Ltd.*	7,100	137,570
Hitachi Transport System Ltd.	2,100	93,535
Hitachi Zosen Corp.	5,100	39,216
Hochiki Corp.	1,000	10,784
Hodogaya Chemical Co. Ltd.	200	9,341
Hokkaido Electric Power Co., Inc.	7,100	34,019
Hokkaido Gas Co. Ltd.	400	5,547
Hokkan Holdings Ltd.	600	7,729
Hokko Chemical Industry Co. Ltd.	1,000	10,162
Hokkoku Bank Ltd. (The)(r)	1,400	27,347
Hokuetsu Corp.	8,000	49,187
Hokuhoku Financial Group, Inc.	2,900	22,205
Hokuriku Electric Industry Co. Ltd.	400	3,758
Hokuriku Electric Power Co.(x)	7,800	41,899
Hokushin Co. Ltd.(x)	800	1,218
Hokuto Corp.	1,400	24,699
Honda Motor Co. Ltd.	52,700	1,625,285
Honeys Holdings Co. Ltd.	1,080	10,711
Hoosiers Holdings(x)	2,000	12,127
Horiba Ltd.	1,400	98,035
Hoshizaki Corp.	2,000	182,103
Hosiden Corp.	3,000	25,890
Hosokawa Micron Corp.	800	25,105
House Do Co. Ltd.(x)	3,300	30,367

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
House of Rose Co. Ltd.	100	$1,493
Howa Machinery Ltd.	600	4,493
Hoya Corp.	12,400	1,939,334
Hulic Co. Ltd.	14,800	164,999
Hurxley Corp.(x)	600	2,666
Hyakugo Bank Ltd. (The)	11,000	32,104
Hyakujushi Bank Ltd. (The)	1,400	19,586
Ibiden Co. Ltd.	4,300	237,710
Ichibanya Co. Ltd.	800	32,658
Ichigo, Inc.	10,100	33,386
Ichiken Co. Ltd.	200	3,495
Ichikoh Industries Ltd.	2,000	10,788
Ichinen Holdings Co. Ltd.	1,300	15,305
Ichiyoshi Securities Co. Ltd.	2,700	16,617
Icom, Inc.	600	13,083
Idec Corp.	1,400	27,685
Idemitsu Kosan Co. Ltd.(x)	7,642	201,745
IDOM, Inc.	3,300	29,446
IHI Corp.	4,600	116,226
Iida Group Holdings Co. Ltd.(x)	5,976	153,813
Iino Kaiun Kaisha Ltd.	5,900	27,448
Ikegami Tsushinki Co. Ltd.	300	2,119
Imasen Electric Industrial(x)	800	5,011
Impress Holdings, Inc.	1,000	2,513
Inaba Denki Sangyo Co. Ltd.	200	4,887
Inaba Seisakusho Co. Ltd.	600	7,373
Inabata & Co. Ltd.	3,200	49,581
Inageya Co. Ltd.(x)	1,000	12,309
Ines Corp.	1,600	21,962
I-Net Corp.	550	6,758
Infocom Corp.	1,100	23,388
Infomart Corp.	6,800	61,677
Information Services International- Dentsu Ltd.	1,400	52,772
Inpex Corp.	38,500	301,309
Intage Holdings, Inc.	1,200	17,582
Internet Initiative Japan, Inc.	1,400	48,723
Inui Global Logistics Co. Ltd.(x)	490	10,308
I’rom Group Co. Ltd.(x)	300	5,906
Iseki & Co. Ltd.*	1,300	19,154
Isetan Mitsukoshi Holdings Ltd.	10,500	79,304
Ishihara Sangyo Kaisha Ltd.	2,100	23,871
Ishii Iron Works Co. Ltd.	100	2,778
Ishikawa Seisakusho Ltd.*	200	2,886
Ishizuka Glass Co. Ltd.	100	1,967
Isuzu Motors Ltd.	20,500	269,328
Itfor, Inc.	1,300	10,055
Ito En Ltd.	400	26,562
ITOCHU Corp.(x)	45,300	1,326,906
Itochu Enex Co. Ltd.	2,700	24,325
Itochu Techno-Solutions Corp.	3,000	97,940
Itochu-Shokuhin Co. Ltd.	300	14,217
Itoham Yonekyu Holdings, Inc.	7,370	48,305
Itoki Corp.	2,600	9,040
IwaiCosmo Holdings, Inc.	1,100	13,510
Iwasaki Electric Co. Ltd.	400	7,273
Iwatani Corp.	600	35,271
Iwatsu Electric Co. Ltd.	500	4,059
Iyo Bank Ltd. (The)	9,100	46,420
Izumi Co. Ltd.	1,700	56,705
Izutsuya Co. Ltd.(x)*	600	1,738
J Front Retailing Co. Ltd.	9,500	92,111
Jaccs Co. Ltd.	1,600	43,716
JAFCO Group Co. Ltd.	1,600	102,680
Jalux, Inc.(x)*	300	4,893
JANOME Corp.	1,200	7,896
Japan Airlines Co. Ltd.*	11,400	271,359
Japan Airport Terminal Co. Ltd.*	2,100	103,570
Japan Asia Investment Co. Ltd.*	800	1,773
Japan Aviation Electronics Industry Ltd.(x)	2,000	29,236
Japan Cash Machine Co. Ltd.(x)	1,100	7,393
Japan Communications, Inc.*	17,400	35,942
Japan Display, Inc.(x)*	17,300	5,697
Japan Electronic Materials Corp.	500	8,109
Japan Elevator Service Holdings Co. Ltd.	2,000	46,026
Japan Exchange Group, Inc.	19,300	478,985
Japan Foods Co. Ltd.	100	1,110
Japan Foundation Engineering Co. Ltd.	1,700	8,903
Japan Lifeline Co. Ltd.	1,800	22,075
Japan Material Co. Ltd.	1,900	22,130
Japan Medical Dynamic Marketing, Inc.	1,000	20,184
Japan Oil Transportation Co. Ltd.	100	2,415
Japan Petroleum Exploration Co. Ltd.	600	11,293
Japan Post Bank Co. Ltd.	18,500	158,330
Japan Post Holdings Co. Ltd.*	44,800	377,062
Japan Post Insurance Co. Ltd.	2,200	39,816
Japan Pulp & Paper Co. Ltd.	600	20,997
Japan Securities Finance Co. Ltd.	5,546	43,017
Japan Steel Works Ltd. (The)	1,700	44,203
Japan Tobacco, Inc.	33,800	663,643
Japan Transcity Corp.	2,000	11,167
Japan Wool Textile Co. Ltd. (The)	4,000	36,375
Jastec Co. Ltd.	700	7,867
JBCC Holdings, Inc.	1,000	14,403
JCR Pharmaceuticals Co. Ltd.	1,200	30,002
JCU Corp.	800	31,860
Jeol Ltd.(x)	2,000	146,609
JFE Holdings, Inc.(x)	16,744	249,842
JGC Holdings Corp.	6,600	61,769
JINS Holdings, Inc.	500	36,402
JK Holdings Co. Ltd.(x)	1,100	8,486
JMS Co. Ltd.(x)	500	3,697
Joban Kosan Co. Ltd.(x)*	300	4,063
J-Oil Mills, Inc.	1,000	16,501
Joshin Denki Co. Ltd.	1,000	22,623
JSP Corp.	800	11,627
JSR Corp.	6,200	224,744
JTEKT Corp.	7,500	65,371
Juki Corp.	1,400	10,446
Juroku Bank Ltd. (The)(r)	1,500	29,462
Justsystems Corp.	900	50,786
JVCKenwood Corp.	5,800	10,900
K&O Energy Group, Inc.	500	6,323
Kadokawa Corp.	1,484	82,222
Kaga Electronics Co. Ltd.	1,200	32,442
Kagome Co. Ltd.	2,200	56,754
Kajima Corp.(x)	17,400	224,226
Kakaku.com, Inc.	5,200	168,343
Kaken Pharmaceutical Co. Ltd.	500	20,567
Kamei Corp.	1,000	11,261
Kamigumi Co. Ltd.	1,800	37,875
Kanaden Corp.	1,000	9,049
Kanagawa Chuo Kotsu Co. Ltd.(x)	200	6,156
Kanamoto Co. Ltd.	1,000	23,467
Kandenko Co. Ltd.	2,900	23,957
Kaneka Corp.	1,600	67,086
Kanematsu Corp.	2,500	31,073
Kanematsu Electronics Ltd.	700	24,462
Kanematsu Sustech Corp.	100	1,615
Kansai Electric Power Co., Inc. (The)	24,300	235,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kansai Paint Co. Ltd.	7,800	$193,945
Kanto Denka Kogyo Co. Ltd.	2,000	19,133
Kao Corp.	6,300	375,366
Kappa Create Co. Ltd.(x)*	1,800	22,388
Kasai Kogyo Co. Ltd.*	1,000	3,390
Katakura & Co-op Agri Corp.	55	600
Katakura Industries Co. Ltd.	1,400	21,503
Kato Sangyo Co. Ltd.	1,700	50,492
Kato Works Co. Ltd.	400	3,138
KAWADA TECHNOLOGIES, Inc.	200	6,934
Kawai Musical Instruments Manufacturing Co. Ltd.	400	12,957
Kawasaki Heavy Industries Ltd.	5,200	120,817
Kawasaki Kisen Kaisha Ltd.*	1,999	108,183
KDDI Corp.(x)	50,500	1,668,899
Keihan Holdings Co. Ltd.	3,200	92,160
Keihanshin Building Co. Ltd.	1,400	17,686
Keihin Co. Ltd.	200	2,599
Keikyu Corp.(x)	8,400	105,056
Keio Corp.	3,600	192,732
Keisei Electric Railway Co. Ltd.	4,700	155,902
Keiyo Bank Ltd. (The)	2,500	10,064
Keiyo Co. Ltd.	2,200	15,989
Key Coffee, Inc.	1,200	23,256
Keyence Corp.	6,160	3,690,980
KH Neochem Co. Ltd.	1,500	41,312
Kikkoman Corp.(x)	5,000	406,327
Kimoto Co. Ltd.	2,200	4,857
Kimura Chemical Plants Co. Ltd.(x)	1,100	7,290
Kimura Unity Co. Ltd.	200	2,677
Kinden Corp.	5,000	84,418
King Jim Co. Ltd.	1,000	7,927
Kinki Sharyo Co. Ltd. (The)	100	1,056
Kintetsu Department Store Co. Ltd.*	100	2,425
Kintetsu Group Holdings Co. Ltd.*	6,600	222,767
Kintetsu World Express, Inc.	2,200	55,985
Kirin Holdings Co. Ltd.	28,600	531,217
Kisoji Co. Ltd.(x)	1,400	30,375
Kissei Pharmaceutical Co. Ltd.	1,200	25,842
Kitagawa Corp.	500	7,388
Kita-Nippon Bank Ltd. (The)	300	4,288
Kitano Construction Corp.	300	5,919
Kitazawa Sangyo Co. Ltd.	1,000	2,324
Kitz Corp.	5,100	36,005
Kiyo Bank Ltd. (The)	1,900	26,953
KNT-CT Holdings Co. Ltd.(x)*	400	6,964
Koa Corp.	1,500	22,672
Koatsu Gas Kogyo Co. Ltd.	1,000	6,841
Kobayashi Pharmaceutical Co. Ltd.	100	7,920
Kobayashi Yoko Co. Ltd.	300	729
Kobe Bussan Co. Ltd.	6,000	195,890
Kobe Steel Ltd.	12,900	77,858
Koei Tecmo Holdings Co. Ltd.	1,762	83,812
Kohnan Shoji Co. Ltd.	1,100	36,001
Kohsoku Corp.	700	9,445
Koito Manufacturing Co. Ltd.	4,200	252,542
Kojima Co. Ltd.	1,500	8,977
Kokuyo Co. Ltd.	3,400	57,632
KOMAIHALTEC, Inc.	200	3,104
Komatsu Ltd.	128,990	3,101,637
Komatsu Matere Co. Ltd.	2,000	17,323
Komatsu Wall Industry Co. Ltd.	400	6,934
Komeri Co. Ltd.	1,600	38,725
Komori Corp.	3,400	26,608
Konaka Co. Ltd.	1,400	4,565
Konami Holdings Corp.	2,800	175,711
Konica Minolta, Inc.(x)	16,600	89,543
Konishi Co. Ltd.	2,000	32,026
Kosaido Holdings Co. Ltd.(x)*	900	11,283
Kose Corp.	1,300	155,819
Kosei Securities Co. Ltd. (The)	200	1,096
Kotobuki Spirits Co. Ltd.	800	54,846
Kourakuen Holdings Corp.(x)*	700	9,573
Krosaki Harima Corp.	200	8,637
KRS Corp.	300	4,952
K’s Holdings Corp.	6,800	70,472
Kubota Corp.	37,500	799,995
Kumagai Gumi Co. Ltd.	1,000	25,766
Kumiai Chemical Industry Co. Ltd.	5,140	40,375
Kura Sushi, Inc.	1,200	42,979
Kurabo Industries Ltd.	1,200	22,096
Kuraray Co. Ltd.	11,900	114,644
Kuraudia Holdings Co. Ltd.*	200	526
Kureha Corp.	800	54,322
Kurimoto Ltd.	600	8,825
Kurita Water Industries Ltd.	3,500	169,097
Kusuri no Aoki Holdings Co. Ltd.	800	54,603
KYB Corp.	700	18,992
Kyocera Corp.	9,800	612,645
Kyodo Printing Co. Ltd.	300	7,019
Kyoei Sangyo Co. Ltd.	100	1,294
Kyoei Steel Ltd.	1,300	16,097
Kyoei Tanker Co. Ltd.	200	1,882
Kyokuto Boeki Kaisha Ltd.	200	4,436
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	33,686
Kyokuto Securities Co. Ltd.	1,600	11,645
Kyokuyo Co. Ltd.	500	13,530
KYORIN Holdings, Inc.	3,000	47,856
Kyoritsu Maintenance Co. Ltd.(x)	1,200	46,777
Kyoritsu Printing Co. Ltd.	1,000	1,544
Kyosan Electric Manufacturing Co. Ltd.	2,000	9,490
Kyowa Electronic Instruments Co. Ltd.	1,000	3,585
Kyowa Kirin Co. Ltd.	3,500	126,212
Kyowa Leather Cloth Co. Ltd.	700	4,307
Kyudenko Corp.	2,000	66,369
Kyushu Electric Power Co., Inc.	13,800	104,988
Kyushu Financial Group, Inc.	16,770	59,968
Kyushu Railway Co.	5,600	135,005
Land Business Co. Ltd.	1,000	2,419
LAND Co. Ltd.*	1,300	137
Lasertec Corp.	3,200	726,875
LEC, Inc.	1,200	11,669
Leopalace21 Corp.*	7,300	16,198
Life Corp.	700	28,102
Lintec Corp.	900	20,573
Lion Corp.	6,000	97,066
Lixil Corp.	10,040	291,751
Look Holdings, Inc.	400	4,902
M3, Inc.	13,400	956,620
Mabuchi Motor Co. Ltd.	1,600	55,507
Macnica Fuji Electronics Holdings, Inc.	1,850	43,127
Maeda Corp.(r)(x)	8,000	64,621
Maeda Road Construction Co. Ltd.	400	7,367
Maezawa Industries, Inc.	900	6,288
Maezawa Kasei Industries Co. Ltd.	900	10,243
Maezawa Kyuso Industries Co. Ltd.	800	7,265
Makino Milling Machine Co. Ltd.	1,200	46,124
Makita Corp.	8,900	485,687
Mandom Corp.	1,400	20,073
Mani, Inc.	3,300	62,975
Marche Corp.(x)*	300	1,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Mars Group Holdings Corp.	600	$8,845
Marubeni Construction Material Lease Co. Ltd.	100	1,703
Marubeni Corp.(x)	64,400	528,393
Marubun Corp.	900	6,220
Marudai Food Co. Ltd.	1,200	18,717
Maruha Nichiro Corp.	1,300	30,687
Marui Group Co. Ltd.(x)	6,700	129,537
Maruichi Steel Tube Ltd.	1,600	37,113
Maruka Corp.	400	11,039
Marusan Securities Co. Ltd.	3,900	22,282
Maruwa Co. Ltd.	300	30,646
Maruwa Unyu Kikan Co. Ltd.(x)	2,000	28,734
Maruwn Corp.	600	1,449
Maruyama Manufacturing Co., Inc.	200	2,837
Maruzen CHI Holdings Co. Ltd.	600	2,079
Maruzen Showa Unyu Co. Ltd.	800	25,688
Matsuda Sangyo Co. Ltd.	800	20,580
Matsui Construction Co. Ltd.	1,000	6,901
Matsui Securities Co. Ltd.(x)	1,000	7,288
MatsukiyoCocokara & Co.	3,820	170,709
Matsuya Co. Ltd.*	2,200	22,551
Matsuyafoods Holdings Co. Ltd.	500	16,569
Max Co. Ltd.	2,000	34,860
Mazda Motor Corp.*	22,000	191,579
Mebuki Financial Group, Inc.	32,760	72,053
MEC Co. Ltd.	800	22,889
Medical System Network Co. Ltd.	400	2,500
Medipal Holdings Corp.	7,600	143,363
Megachips Corp.	1,100	32,946
Megmilk Snow Brand Co. Ltd.	2,700	55,521
Meidensha Corp.	800	17,712
Meiji Shipping Co. Ltd.(x)	1,100	7,586
Meiko Network Japan Co. Ltd.	900	5,233
Meitec Corp.	1,000	54,927
Meito Sangyo Co. Ltd.(x)	600	9,235
Meiwa Corp.(x)	900	7,545
Meiwa Estate Co. Ltd.	700	3,978
Melco Holdings, Inc.	600	25,151
Menicon Co. Ltd.	1,400	54,539
Michinoku Bank Ltd. (The)	600	4,764
Milbon Co. Ltd.	40	2,451
Mimasu Semiconductor Industry Co. Ltd.	1,000	21,938
Minebea Mitsumi, Inc.	13,137	335,444
Ministop Co. Ltd.	900	11,616
Mirait Holdings Corp.	3,600	71,538
MISUMI Group, Inc.	8,300	352,702
Mitachi Co. Ltd.	200	1,667
Mito Securities Co. Ltd.(x)	3,000	8,150
Mitsuba Corp.*	2,000	11,897
Mitsubishi Chemical Holdings Corp.(x)	44,220	404,064
Mitsubishi Corp.	43,010	1,345,468
Mitsubishi Electric Corp.	67,200	934,645
Mitsubishi Estate Co. Ltd.	47,700	759,628
Mitsubishi Gas Chemical Co., Inc.	6,500	128,367
Mitsubishi HC Capital, Inc.	25,820	135,686
Mitsubishi Heavy Industries Ltd.	11,500	310,483
Mitsubishi Kakoki Kaisha Ltd.(x)	300	6,559
Mitsubishi Logisnext Co. Ltd.	1,000	10,363
Mitsubishi Logistics Corp.(x)	3,000	89,021
Mitsubishi Materials Corp.	4,100	80,204
Mitsubishi Motors Corp.*	26,200	71,674
Mitsubishi Paper Mills Ltd.	1,800	5,988
Mitsubishi Pencil Co. Ltd.	2,000	25,778
Mitsubishi Research Institute, Inc.	400	15,765
Mitsubishi Shokuhin Co. Ltd.	1,100	28,755
Mitsubishi Steel Manufacturing Co. Ltd.	700	7,524
Mitsubishi UFJ Financial Group, Inc.	452,200	2,640,144
Mitsuboshi Belting Ltd.	1,500	28,023
Mitsui & Co. Ltd.(x)	54,400	1,180,112
Mitsui Chemicals, Inc.	5,331	178,988
Mitsui DM Sugar Holdings Co. Ltd.	1,000	18,110
Mitsui E&S Holdings Co. Ltd.*	3,400	15,160
Mitsui Fudosan Co. Ltd.	33,900	807,495
Mitsui High-Tec, Inc.	1,400	95,736
Mitsui Matsushima Holdings Co. Ltd.	800	10,794
Mitsui Mining & Smelting Co. Ltd.	1,600	44,739
Mitsui OSK Lines Ltd.(x)	4,100	276,297
Mitsui-Soko Holdings Co. Ltd.	1,000	22,616
Mitsumura Printing Co. Ltd.	100	1,462
Mitsuuroko Group Holdings Co. Ltd.	1,900	24,980
Miura Co. Ltd.	3,000	120,363
Miyaji Engineering Group, Inc.	400	9,256
Miyakoshi Holdings, Inc.*	300	3,257
Miyazaki Bank Ltd. (The)	800	15,007
Miyoshi Oil & Fat Co. Ltd.	400	4,856
Mizuho Financial Group, Inc.(x)	87,137	1,226,713
Mizuho Leasing Co. Ltd.	1,700	55,335
Mizuno Corp.	1,200	28,759
Mochida Pharmaceutical Co. Ltd.	1,000	30,604
Modec, Inc.	1,000	15,876
Monex Group, Inc.	7,000	36,513
MonotaRO Co. Ltd.	9,800	221,140
Morinaga & Co. Ltd.	800	29,559
Morinaga Milk Industry Co. Ltd.	1,300	80,759
Morita Holdings Corp.	2,000	27,208
Morozoff Ltd.	200	10,106
Mory Industries, Inc.	400	8,498
MOS Food Services, Inc.	1,600	46,932
MrMax Holdings Ltd.	1,200	7,337
MS&AD Insurance Group Holdings, Inc.	16,200	540,533
Murata Manufacturing Co. Ltd.	20,295	1,806,556
Musashi Seimitsu Industry Co. Ltd.(x)	2,400	41,986
Musashino Bank Ltd. (The)	1,900	31,276
Mutoh Holdings Co. Ltd.	100	1,508
Nabtesco Corp.	3,800	143,948
NAC Co. Ltd.	400	3,469
Nachi-Fujikoshi Corp.	500	20,475
Nagaileben Co. Ltd.	1,200	28,185
Nagano Bank Ltd. (The)	400	4,035
Nagano Keiki Co. Ltd.	800	8,986
Nagase & Co. Ltd.	3,800	64,227
Nagatanien Holdings Co. Ltd.	500	9,467
Nagawa Co. Ltd.	400	44,106
Nagoya Railroad Co. Ltd.	4,700	86,726
Naigai Co. Ltd.*	300	929
Nakabayashi Co. Ltd.	1,000	5,287
Nakamuraya Co. Ltd.	300	10,432
Nakano Corp.	1,000	3,189
Nakayama Steel Works Ltd.	600	2,268
Nakayamafuku Co. Ltd.	700	2,655
Nakayo, Inc.	200	2,552
Namura Shipbuilding Co. Ltd.(x)*	1,024	2,141
Nankai Electric Railway Co. Ltd.	3,200	69,030
Nanto Bank Ltd. (The)	1,100	19,759
Natori Co. Ltd.	600	10,525
NC Holdings Co. Ltd.	300	3,749
NEC Capital Solutions Ltd.	300	5,648
NEC Corp.	8,400	455,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
NEC Networks & System Integration Corp.	3,300	$62,362
NET One Systems Co. Ltd.	3,000	98,802
Neturen Co. Ltd.	1,700	9,787
Nexon Co. Ltd.	19,700	317,838
Nexyz Group Corp.	500	4,163
NGK Insulators Ltd.	7,400	125,665
NGK Spark Plug Co. Ltd.	6,100	95,419
NH Foods Ltd.	2,500	94,569
NHK Spring Co. Ltd.	9,700	69,293
Nice Corp.	500	8,306
Nichia Steel Works Ltd.	1,000	2,742
Nichias Corp.	3,000	73,126
Nichiban Co. Ltd.	500	8,251
Nichicon Corp.(x)	3,900	37,008
Nichiden Corp.	1,000	21,309
Nichiha Corp.	1,200	34,329
Nichi-iko Pharmaceutical Co. Ltd.(x)	2,100	16,877
Nichimo Co. Ltd.(x)	100	1,812
Nichirei Corp.	3,500	91,683
Nichireki Co. Ltd.	1,000	12,206
Nidec Corp.	16,654	1,847,515
Nifco, Inc.(x)	2,300	71,604
Nihon Chouzai Co. Ltd.	600	9,215
Nihon Dempa Kogyo Co. Ltd.*	900	6,888
Nihon M&A Center Holdings, Inc.	10,400	306,462
Nihon Nohyaku Co. Ltd.	2,000	9,878
Nihon Parkerizing Co. Ltd.	3,100	32,028
Nihon Tokushu Toryo Co. Ltd.	1,000	9,377
Nihon Trim Co. Ltd.(x)	200	6,521
Nihon Unisys Ltd.	2,100	54,486
Nihon Yamamura Glass Co. Ltd.	500	4,126
Nikkato Corp.(x)	400	2,818
Nikkiso Co. Ltd.	4,000	34,658
Nikko Co. Ltd.(x)	1,000	5,963
Nikkon Holdings Co. Ltd.	3,000	62,077
Nikon Corp.	8,200	91,483
Nintendo Co. Ltd.	4,200	2,043,127
Nippn Corp.	2,000	29,229
Nippo Corp.	1,500	53,760
Nippon Air Conditioning Services Co. Ltd.	1,200	8,560
Nippon Beet Sugar Manufacturing Co. Ltd.	700	10,354
Nippon Carbide Industries Co., Inc.	300	3,842
Nippon Carbon Co. Ltd.	600	22,508
Nippon Ceramic Co. Ltd.	800	22,010
Nippon Chemical Industrial Co. Ltd.	400	11,274
Nippon Chemi-Con Corp.*	700	13,498
Nippon Chemiphar Co. Ltd.	100	2,070
Nippon Chutetsukan KK	100	1,061
Nippon Coke & Engineering Co. Ltd.	10,000	12,557
Nippon Concrete Industries Co. Ltd.	1,000	2,729
Nippon Denko Co. Ltd.	5,000	14,339
Nippon Densetsu Kogyo Co. Ltd.	2,000	33,905
Nippon Electric Glass Co. Ltd.	3,200	75,891
Nippon Express Co. Ltd.	2,200	151,575
Nippon Felt Co. Ltd.	700	2,820
Nippon Filcon Co. Ltd.	900	4,246
Nippon Fine Chemical Co. Ltd.	1,000	19,397
Nippon Gas Co. Ltd.	3,300	45,514
Nippon Hume Corp.	1,000	6,694
Nippon Kanzai Co. Ltd.	800	18,456
Nippon Kayaku Co. Ltd.	5,000	55,422
Nippon Kinzoku Co. Ltd.*	300	2,824
Nippon Koei Co. Ltd.	800	25,728
Nippon Koshuha Steel Co. Ltd.*	500	1,819
Nippon Light Metal Holdings Co. Ltd.	280	4,885
Nippon Paint Holdings Co. Ltd.	29,000	315,470
Nippon Paper Industries Co. Ltd.(x)	2,800	29,809
Nippon Parking Development Co. Ltd.	13,000	18,497
Nippon Pillar Packing Co. Ltd.	1,000	24,141
Nippon Piston Ring Co. Ltd.	400	5,235
Nippon Road Co. Ltd. (The)	400	30,292
Nippon Sanso Holdings Corp.	6,600	166,091
Nippon Seisen Co. Ltd.	200	8,648
Nippon Sharyo Ltd.	400	7,564
Nippon Sheet Glass Co. Ltd.(x)*	3,800	19,724
Nippon Shinyaku Co. Ltd.	900	74,979
Nippon Shokubai Co. Ltd.	1,000	51,649
Nippon Signal Co. Ltd.	2,800	25,096
Nippon Soda Co. Ltd.	1,400	45,289
Nippon Steel Corp.	28,615	512,116
Nippon Steel Trading Corp.	740	33,471
Nippon Suisan Kaisha Ltd.	9,200	53,550
Nippon Systemware Co. Ltd.	400	8,746
Nippon Telegraph & Telephone Corp.	80,440	2,223,769
Nippon Television Holdings, Inc.	3,100	35,003
Nippon Thompson Co. Ltd.	4,000	19,922
Nippon Yakin Kogyo Co. Ltd.	650	15,396
Nippon Yusen KK(x)	5,900	443,789
Nipro Corp.(x)	4,800	49,956
Nishimatsu Construction Co. Ltd.(x)	2,200	67,729
Nishimatsuya Chain Co. Ltd.(x)	700	8,878
Nishi-Nippon Financial Holdings, Inc.	4,000	25,639
Nishi-Nippon Railroad Co. Ltd.	1,100	27,967
Nissan Chemical Corp.	3,800	221,801
Nissan Motor Co. Ltd.*	82,020	411,343
Nissan Shatai Co. Ltd.	900	6,452
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,224
Nissei Plastic Industrial Co. Ltd.	1,000	10,085
Nissha Co. Ltd.	2,200	35,141
Nisshin Group Holdings Co. Ltd.	1,400	6,305
Nisshin Oillio Group Ltd. (The)	1,200	32,685
Nisshin Seifun Group, Inc.	2,305	38,428
Nisshinbo Holdings, Inc.(x)	4,368	32,885
Nissin Corp.	800	11,842
Nissin Electric Co. Ltd.	2,000	24,485
Nissui Pharmaceutical Co. Ltd.	500	4,503
Nitori Holdings Co. Ltd.	3,000	590,197
Nitta Corp.	1,100	27,031
Nittetsu Mining Co. Ltd.	300	17,414
Nitto Boseki Co. Ltd.	1,000	33,374
Nitto Denko Corp.	4,720	336,353
Nitto Fuji Flour Milling Co. Ltd.	200	5,919
Nitto Kogyo Corp.	1,800	28,280
Nitto Kohki Co. Ltd.	700	12,854
Nitto Seiko Co. Ltd.	1,000	5,956
Nitto Seimo Co. Ltd.	100	1,349
Nittoc Construction Co. Ltd.	750	4,814
NOF Corp.	2,900	163,643
Nohmi Bosai Ltd.	1,000	18,505
NOK Corp.	5,000	58,715
Nomura Co. Ltd.	4,000	36,068
Nomura Holdings, Inc.	122,600	602,600
Nomura Real Estate Holdings, Inc.	4,100	106,847
Nomura Research Institute Ltd.	9,909	365,192
Noritake Co. Ltd.	600	26,922
Noritsu Koki Co. Ltd.	1,100	25,023
Noritz Corp.	2,300	37,627

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
North Pacific Bank Ltd.	2,400	$5,466
NS Solutions Corp.	1,000	34,018
NS United Kaiun Kaisha Ltd.	400	14,668
NSD Co. Ltd.	2,260	41,295
NSK Ltd.(x)	14,500	98,408
NTN Corp.*	13,000	29,303
NTT Data Corp.	18,200	352,614
Obara Group, Inc.(x)	800	27,928
Obayashi Corp.(x)	9,500	78,881
OBIC Business Consultants Co. Ltd.	1,200	60,971
Obic Co. Ltd.	1,400	267,886
Odakyu Electric Railway Co. Ltd.	10,499	243,212
Oenon Holdings, Inc.	3,000	10,399
Ogaki Kyoritsu Bank Ltd. (The)	1,600	28,376
Ohara, Inc.	400	5,395
Ohashi Technica, Inc.	600	8,252
OIE Sangyo Co. Ltd.*	300	3,101
Oiles Corp.	1,560	22,980
Oita Bank Ltd. (The)	700	11,772
Oizumi Corp.	400	1,395
Oji Holdings Corp.	27,800	140,278
Okabe Co. Ltd.	2,700	17,001
Okamoto Industries, Inc.	800	29,538
Okamura Corp.	4,000	58,545
Okasan Securities Group, Inc.	6,000	21,815
Okaya Electric Industries Co. Ltd.	600	1,940
Oki Electric Industry Co. Ltd.	3,600	31,526
Okinawa Electric Power Co., Inc. (The)(x)	2,273	29,265
OKK Corp.*	400	1,027
OKUMA Corp.	1,000	48,566
Okumura Corp.	1,300	34,871
Okura Industrial Co. Ltd.	600	12,544
Okuwa Co. Ltd.	1,000	10,621
Olympic Group Corp.	800	5,576
Olympus Corp.	38,300	841,116
Omron Corp.	6,300	624,440
Ono Pharmaceutical Co. Ltd.	16,000	364,919
ONO Sokki Co. Ltd.	500	2,432
Onoken Co. Ltd.	1,000	14,927
Onward Holdings Co. Ltd.	1,000	3,233
Open House Co. Ltd.(x)	2,000	117,091
Optex Group Co. Ltd.	1,600	21,872
Optorun Co. Ltd.	1,000	20,926
Oracle Corp.	1,300	114,382
Organo Corp.	400	24,579
Orient Corp.(x)	16,500	24,325
Oriental Land Co. Ltd.	7,000	1,133,649
Oriental Shiraishi Corp.*	450	1,073
Origin Co. Ltd.	200	2,366
ORIX Corp.	41,900	783,026
Osaka Gas Co. Ltd.	13,200	242,624
Osaka Soda Co. Ltd.	1,000	24,265
Osaka Steel Co. Ltd.	800	7,879
OSAKA Titanium Technologies Co. Ltd.(x)*	1,100	7,815
Osaki Electric Co. Ltd.	1,000	4,964
OSG Corp.	2,200	37,829
Otsuka Corp.	4,200	215,923
Otsuka Holdings Co. Ltd.	13,300	566,962
Outsourcing, Inc.	3,000	54,210
Oyo Corp.	1,200	15,643
Pacific Industrial Co. Ltd.	2,000	21,099
Pacific Metals Co. Ltd.(x)	899	14,947
Pack Corp. (The)	900	25,008
PAL GROUP Holdings Co. Ltd.	1,400	23,348
PALTAC Corp.	1,050	47,460
Pan Pacific International Holdings Corp.	16,700	346,113
Panasonic Corp.	79,385	985,338
Paris Miki Holdings, Inc.	1,500	3,586
Park24 Co. Ltd.*	4,000	67,384
Pasco Corp.	200	2,709
Pasona Group, Inc.(x)	1,000	28,388
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	4,957
Penta-Ocean Construction Co. Ltd.	10,300	70,263
PeptiDream, Inc.*	3,400	110,690
Persol Holdings Co. Ltd.	6,400	160,366
PIA Corp.*	300	11,186
Pigeon Corp.	4,300	100,139
Pilot Corp.	1,100	41,698
Piolax, Inc.	1,500	20,895
Plenus Co. Ltd.	1,500	29,319
Pola Orbis Holdings, Inc.	3,000	69,197
Poplar Co. Ltd.(x)*	300	603
Press Kogyo Co. Ltd.	5,000	15,327
Prima Meat Packers Ltd.	1,400	35,575
Pronexus, Inc.	1,300	12,704
PS Mitsubishi Construction Co. Ltd.	800	4,576
Raito Kogyo Co. Ltd.	800	14,170
Raiznext Corp.	2,600	27,995
Raksul, Inc.*	1,100	57,717
Rakuten Group, Inc.	31,300	302,882
Rasa Corp.	500	4,172
Rasa Industries Ltd.	400	6,864
Recruit Holdings Co. Ltd.	47,600	2,902,424
Relia, Inc.	1,600	16,820
Relo Group, Inc.	3,600	74,680
Renaissance, Inc.(x)	500	5,671
Renesas Electronics Corp.*	35,300	435,558
Rengo Co. Ltd.	5,800	45,339
Resol Holdings Co. Ltd.	100	3,697
Resona Holdings, Inc.(x)	78,400	312,036
Resorttrust, Inc.	3,800	74,811
Restar Holdings Corp.	700	11,665
Rheon Automatic Machinery Co. Ltd.	1,000	13,522
Rhythm Co. Ltd.	600	7,821
Ricoh Co. Ltd.(x)	16,400	168,290
Ricoh Leasing Co. Ltd.	800	26,613
Right On Co. Ltd.	900	5,877
Riken Corp.	400	10,159
Riken Keiki Co. Ltd.	1,000	27,369
Riken Technos Corp.	2,000	10,145
Ringer Hut Co. Ltd.	900	20,107
Rinnai Corp.	1,700	186,302
Riso Kagaku Corp.	1,800	36,858
Riso Kyoiku Co. Ltd.	3,900	15,367
Rock Field Co. Ltd.(x)	1,200	18,500
Rohm Co. Ltd.	3,100	292,038
Roland DG Corp.	500	13,906
Round One Corp.	3,300	46,233
Royal Holdings Co. Ltd.*	1,800	36,309
Ryobi Ltd.	1,400	15,845
Ryoden Corp.	500	7,831
Ryohin Keikaku Co. Ltd.	9,100	202,458
Ryosan Co. Ltd.	700	14,457
Ryoyo Electro Corp.	1,600	33,560
S Foods, Inc.	500	13,795
Sagami Holdings Corp.(x)*	1,000	9,524
Saibu Gas Holdings Co. Ltd.	1,300	28,828
Saizeriya Co. Ltd.	1,600	41,778
Sakai Chemical Industry Co. Ltd.	800	16,954
Sakai Heavy Industries Ltd.	200	4,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sakai Moving Service Co. Ltd.	400	$17,402
Sakai Ovex Co. Ltd.(x)	300	10,182
Sakata INX Corp.	2,000	21,039
Sakata Seed Corp.	1,100	34,552
Sala Corp.	1,000	5,780
San Holdings, Inc.	400	5,430
San ju San Financial Group, Inc.	990	12,562
San-A Co. Ltd.	800	28,652
San-Ai Oil Co. Ltd.	2,000	26,534
Sanden Holdings Corp.(x)*	1,400	3,815
Sangetsu Corp.	1,800	24,483
San-In Godo Bank Ltd. (The)	7,000	35,321
Sanix, Inc.*	1,800	5,340
Sanken Electric Co. Ltd.	300	16,836
Sanki Engineering Co. Ltd.	3,000	39,852
Sanko Metal Industrial Co. Ltd.	100	2,212
Sankyo Co. Ltd.(x)	700	17,446
Sankyo Seiko Co. Ltd.	2,000	9,928
Sankyo Tateyama, Inc.	1,700	11,895
Sankyu, Inc.	1,700	78,685
Sanoh Industrial Co. Ltd.(x)	1,400	12,767
Sanrio Co. Ltd.	2,000	46,272
Sanritsu Corp.	300	2,198
Sanshin Electronics Co. Ltd.(x)	1,500	23,150
Santen Pharmaceutical Co. Ltd.	13,400	189,093
Sanwa Holdings Corp.	8,800	114,437
Sanyo Chemical Industries Ltd.	600	31,453
Sanyo Industries Ltd.(x)	100	1,700
Sanyo Shokai Ltd.*	600	5,713
Sanyo Special Steel Co. Ltd.	1,200	19,289
Sapporo Holdings Ltd.	2,500	57,542
Sata Construction Co. Ltd.	800	3,432
Sato Holdings Corp.	1,200	29,262
Sato Shoji Corp.	1,000	10,874
Satori Electric Co. Ltd.	900	7,554
Sawai Group Holdings Co. Ltd.	1,800	83,771
Saxa Holdings, Inc.	300	3,879
SB Technology Corp.	400	10,815
SBI Holdings, Inc.	7,860	193,924
SCREEN Holdings Co. Ltd.	1,300	111,571
Scroll Corp.	1,700	13,184
SCSK Corp.	4,596	97,189
Secom Co. Ltd.	6,400	464,410
Sega Sammy Holdings, Inc.	6,700	95,411
Seibu Holdings, Inc.*	8,500	108,104
Seika Corp.	800	11,667
Seikagaku Corp.	2,400	22,775
Seikitokyu Kogyo Co. Ltd.	600	4,540
Seiko Epson Corp.(x)	8,400	169,473
Seiko Holdings Corp.	1,200	24,214
Seino Holdings Co. Ltd.	5,000	60,307
Seiren Co. Ltd.(x)	3,200	60,139
Sekisui Chemical Co. Ltd.	15,400	265,143
Sekisui House Ltd.	23,400	491,729
Sekisui Jushi Corp.	1,000	19,082
Sekisui Kasei Co. Ltd.	1,000	5,313
Senko Group Holdings Co. Ltd.(x)	4,000	36,754
Senshu Ikeda Holdings, Inc.	6,880	10,173
Senshukai Co. Ltd.	2,200	7,862
Seven & i Holdings Co. Ltd.	26,136	1,186,039
Seven Bank Ltd.(x)	2,700	6,027
SG Holdings Co. Ltd.	13,400	381,031
Sharp Corp.(x)	8,100	102,547
Shibaura Machine Co. Ltd.	1,400	34,472
Shibaura Mechatronics Corp.	200	11,957
Shibusawa Warehouse Co. Ltd. (The)	600	12,322
Shibuya Corp.	700	19,305
Shiga Bank Ltd. (The)	200	3,405
Shikibo Ltd.(x)	700	5,996
Shikoku Bank Ltd. (The)	1,600	10,589
Shikoku Chemicals Corp.	1,000	12,527
Shikoku Electric Power Co., Inc.	2,700	18,776
Shima Seiki Manufacturing Ltd.	900	18,168
Shimadzu Corp.	8,000	351,410
Shimamura Co. Ltd.	800	75,118
Shimano, Inc.	2,600	757,432
Shimizu Bank Ltd. (The)	400	5,918
Shimizu Corp.(x)	9,500	71,597
Shimojima Co. Ltd.	800	9,087
Shin Nippon Air Technologies Co. Ltd.	900	19,751
Shin Nippon Biomedical Laboratories Ltd.(x)	700	5,854
Shinagawa Refractories Co. Ltd.	300	10,599
Shindengen Electric Manufacturing Co. Ltd.*	400	14,601
Shin-Etsu Chemical Co. Ltd.	11,600	1,956,510
Shin-Etsu Polymer Co. Ltd.	2,500	23,214
Shingakukai Holdings Co. Ltd.	600	2,254
Shin-Keisei Electric Railway Co. Ltd.	200	3,798
Shinko Electric Industries Co. Ltd.	3,100	103,139
Shinko Shoji Co. Ltd.	2,200	16,796
Shinmaywa Industries Ltd.	1,800	15,068
Shinnihon Corp.	1,600	12,257
Shinsei Bank Ltd.	4,900	82,497
Shinsho Corp.	300	9,366
Shinwa Co. Ltd.	600	13,050
Shinyei Kaisha*	100	957
Shionogi & Co. Ltd.	6,400	438,435
Ship Healthcare Holdings, Inc.	3,000	77,449
Shiseido Co. Ltd.	13,700	923,334
Shizuoka Bank Ltd. (The)(x)	13,900	114,356
Shizuoka Gas Co. Ltd.	3,000	36,248
SHO-BOND Holdings Co. Ltd.	1,800	79,976
Shobunsha Holdings, Inc.*	700	3,150
Shochiku Co. Ltd.	400	47,238
Showa Denko KK	4,500	109,824
Showa Sangyo Co. Ltd.	1,000	25,050
Shuei Yobiko Co. Ltd.(x)	200	758
Siix Corp.	1,400	15,055
Sinanen Holdings Co. Ltd.	400	13,043
Sinfonia Technology Co. Ltd.	1,400	15,233
Sintokogio Ltd.	2,600	18,214
SK Japan Co. Ltd.	200	931
SKY Perfect JSAT Holdings, Inc.	9,000	34,615
Skylark Holdings Co. Ltd.*	7,900	115,847
SMC Corp.	2,100	1,313,818
SMK Corp.	300	6,385
SMS Co. Ltd.	2,800	101,295
SNT Corp.	2,400	5,107
Soda Nikka Co. Ltd.	1,000	5,629
SoftBank Corp.(x)	32,600	442,619
SoftBank Group Corp.	54,312	3,138,548
Sohgo Security Services Co. Ltd.	2,900	130,941
Sojitz Corp.(x)	2,000	32,902
Sompo Holdings, Inc.(x)	13,050	565,185
Sony Group Corp.	43,500	4,844,222
Soshin Electric Co. Ltd.(x)	600	4,101
Sotetsu Holdings, Inc.	3,000	59,705
Space Value Holdings Co. Ltd.(x)	2,000	14,945
SPK Corp.	400	5,004
S-Pool, Inc.(x)	3,800	35,557
Square Enix Holdings Co. Ltd.	2,800	147,542
SRA Holdings	600	15,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
ST Corp.	600	$9,567
St Marc Holdings Co. Ltd.	800	11,710
Stanley Electric Co. Ltd.	5,400	136,117
Star Micronics Co. Ltd.	2,300	32,031
Starzen Co. Ltd.	800	15,582
Stella Chemifa Corp.	500	13,285
Strike Co. Ltd.	700	26,409
Studio Alice Co. Ltd.(x)	500	10,962
Subaru Corp.	16,400	304,557
Sugimoto & Co. Ltd.	600	15,143
SUMCO Corp.	8,000	160,622
Sumida Corp.	700	7,817
Suminoe Textile Co. Ltd.	300	5,077
Sumiseki Holdings, Inc.	3,800	5,043
Sumitomo Bakelite Co. Ltd.	1,200	55,563
Sumitomo Chemical Co. Ltd.(x)	44,000	229,524
Sumitomo Corp.(x)	42,680	596,721
Sumitomo Dainippon Pharma Co. Ltd.(x)	4,700	83,974
Sumitomo Densetsu Co. Ltd.	900	18,770
Sumitomo Electric Industries Ltd.(x)	23,100	308,157
Sumitomo Forestry Co. Ltd.	4,800	92,066
Sumitomo Heavy Industries Ltd.	4,000	103,624
Sumitomo Metal Mining Co. Ltd.	8,700	313,962
Sumitomo Mitsui Construction Co. Ltd.	7,200	32,268
Sumitomo Mitsui Financial Group, Inc.(x)	44,150	1,544,605
Sumitomo Mitsui Trust Holdings, Inc.	13,141	450,048
Sumitomo Osaka Cement Co. Ltd.(x)	200	5,583
Sumitomo Precision Products Co. Ltd.*	200	4,471
Sumitomo Realty & Development Co. Ltd.	15,900	580,194
Sumitomo Riko Co. Ltd.	2,000	13,697
Sumitomo Rubber Industries Ltd.	7,284	92,628
Sumitomo Seika Chemicals Co. Ltd.	400	12,994
Sumitomo Warehouse Co. Ltd. (The)	4,500	73,744
Sun Frontier Fudousan Co. Ltd.	1,000	9,868
Sundrug Co. Ltd.	2,300	70,185
Suntory Beverage & Food Ltd.	400	16,617
Sun-Wa Technos Corp.	600	7,799
Suruga Bank Ltd.	5,500	20,463
Suzuden Corp.(x)	300	4,139
Suzuken Co. Ltd.	3,190	93,571
Suzuki Motor Corp.	14,000	624,026
SWCC Showa Holdings Co. Ltd.	1,500	30,190
Sysmex Corp.	4,900	605,303
Systena Corp.	4,000	80,808
T Hasegawa Co. Ltd.(x)	1,600	38,192
T RAD Co. Ltd.	400	11,068
T&D Holdings, Inc.	21,600	295,005
Tac Co. Ltd.	700	1,574
Tachibana Eletech Co. Ltd.	840	11,545
Tachi-S Co. Ltd.	1,600	18,252
Tadano Ltd.	5,000	52,787
Taihei Dengyo Kaisha Ltd.	500	12,579
Taiheiyo Cement Corp.(x)	4,478	93,145
Taiheiyo Kouhatsu, Inc.	400	2,492
Taiho Kogyo Co. Ltd.	800	6,003
Taikisha Ltd.	1,000	30,036
Taiko Pharmaceutical Co. Ltd.(x)	1,200	9,833
Taisei Corp.	5,800	186,749
Taisei Lamick Co. Ltd.	300	7,548
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	81,855
Taiyo Holdings Co. Ltd.	1,800	45,841
Taiyo Yuden Co. Ltd.	3,000	176,561
Takachiho Koheki Co. Ltd.	500	5,394
Takadakiko Co. Ltd.	100	2,612
Takamatsu Construction Group Co. Ltd.	1,000	18,128
Takano Co. Ltd.	400	2,908
Takaoka Toko Co. Ltd.	400	5,236
Taka-Q Co. Ltd.(x)*	500	591
Takara & Co. Ltd.(x)	700	11,253
Takara Holdings, Inc.	6,000	86,746
Takara Leben Co. Ltd.	4,400	12,706
Takara Standard Co. Ltd.	2,500	36,471
Takasago International Corp.	800	21,393
Takasago Thermal Engineering Co. Ltd.	1,900	36,124
Takashima & Co. Ltd.	200	3,358
Takashimaya Co. Ltd.	5,300	59,190
Take And Give Needs Co. Ltd.*	600	6,329
Takeda Pharmaceutical Co. Ltd.	57,700	1,912,627
Takihyo Co. Ltd.	200	3,392
Takuma Co. Ltd.	4,000	55,953
Tamron Co. Ltd.	1,200	28,454
Tamura Corp.(x)	3,000	19,504
Tanaka Co. Ltd.	300	1,787
Tanseisha Co. Ltd.	1,950	15,317
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	9,609
Taya Co. Ltd.*	200	1,005
Tayca Corp.	1,000	11,915
TBK Co. Ltd.(x)	1,000	3,764
TBS Holdings, Inc.	3,700	56,688
TDC Soft, Inc.	800	9,456
TDK Corp.	10,200	368,498
Teac Corp.*	600	642
TechnoPro Holdings, Inc.	4,500	133,680
Teijin Ltd.	5,200	73,403
Teikoku Electric Manufacturing Co. Ltd.	800	10,147
Teikoku Sen-I Co. Ltd.	1,000	18,133
Teikoku Tsushin Kogyo Co. Ltd.	400	4,955
Tekken Corp.	800	13,053
Ten Allied Co. Ltd.(x)*	800	2,285
Tenma Corp.	1,100	26,310
TerraSky Co. Ltd.(x)*	1,100	19,966
Terumo Corp.	17,500	822,754
T-Gaia Corp.	600	10,668
THK Co. Ltd.	4,000	88,191
Tigers Polymer Corp.	600	2,303
TIS, Inc.	6,900	188,593
Titan Kogyo Ltd.	100	1,718
TKC Corp.	1,800	56,585
Toa Corp./Hyogo	1,000	7,442
Toa Corp./Tokyo(x)	1,100	24,264
TOA ROAD Corp.	200	8,290
Toabo Corp.	400	1,554
Toagosei Co. Ltd.	3,900	45,456
Tobishima Corp.	800	7,988
Tobu Railway Co. Ltd.	6,800	183,370
TOC Co. Ltd.	4,700	27,735
Tocalo Co. Ltd.	2,400	29,146
Tochigi Bank Ltd. (The)	6,000	9,851
Toda Corp.	8,800	61,233
Toda Kogyo Corp.*	100	2,767
Toei Co. Ltd.	200	39,447
Toenec Corp.	200	6,501
Toho Bank Ltd. (The)(x)	10,000	19,159
Toho Co. Ltd.	4,100	193,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Toho Co. Ltd./Kobe*	400	$6,208
Toho Gas Co. Ltd.(x)	3,700	161,638
Toho Holdings Co. Ltd.	1,900	31,005
Toho Titanium Co. Ltd.	2,100	22,386
Toho Zinc Co. Ltd.	700	16,360
Tohoku Bank Ltd. (The)	600	5,461
Tohoku Electric Power Co., Inc.(x)	11,700	86,205
Tohto Suisan Co. Ltd.(x)	200	11,014
Tokai Carbon Co. Ltd.	6,400	82,198
TOKAI Holdings Corp.	2,000	16,078
Tokai Rika Co. Ltd.	2,900	41,623
Tokai Senko KK	100	1,017
Tokai Tokyo Financial Holdings, Inc.	9,600	34,926
Token Corp.	520	46,094
Tokio Marine Holdings, Inc.(x)	23,600	1,265,610
Tokushu Tokai Paper Co. Ltd.	800	32,193
Tokuyama Corp.	2,200	42,209
Tokyo Century Corp.(x)	1,400	79,023
Tokyo Electric Power Co. Holdings, Inc.*	54,600	156,595
Tokyo Electron Ltd.	4,300	1,895,451
Tokyo Energy & Systems, Inc.	1,000	9,458
Tokyo Gas Co. Ltd.	13,500	251,410
Tokyo Individualized Educational Institute, Inc.	900	5,387
Tokyo Keiki, Inc.	800	7,442
Tokyo Kikai Seisakusho Ltd.(x)*	300	4,009
Tokyo Kiraboshi Financial Group, Inc.	1,451	19,978
Tokyo Ohka Kogyo Co. Ltd.	1,300	78,859
Tokyo Rakutenchi Co. Ltd.	200	7,391
Tokyo Rope Manufacturing Co. Ltd.*	800	7,013
Tokyo Sangyo Co. Ltd.	1,000	6,250
Tokyo Seimitsu Co. Ltd.(x)	800	32,958
Tokyo Steel Manufacturing Co. Ltd.	3,800	39,025
Tokyo Tatemono Co. Ltd.	7,591	120,238
Tokyo Tekko Co. Ltd.	400	5,716
Tokyo Theatres Co., Inc.(x)*	400	4,586
Tokyotokeiba Co. Ltd.	800	31,522
Tokyu Construction Co. Ltd.	4,940	34,772
Tokyu Corp.	18,000	268,045
Tokyu Fudosan Holdings Corp.	20,000	123,164
Toli Corp.	3,000	6,327
Tomato Bank Ltd.	400	3,816
Tomen Devices Corp.	100	4,886
Tomoe Corp.	1,800	7,973
Tomoe Engineering Co. Ltd.	400	8,914
Tomoegawa Co. Ltd.(x)*	400	3,331
Tomoku Co. Ltd.	800	13,895
TOMONY Holdings, Inc.	9,400	27,830
Tomy Co. Ltd.	3,700	37,786
Tonami Holdings Co. Ltd.	200	8,963
Top Culture Co. Ltd.*	400	1,226
Topcon Corp.	2,800	48,598
Toppan Forms Co. Ltd.	2,600	23,894
Toppan, Inc.	9,200	156,471
Topre Corp.	2,500	29,675
Topy Industries Ltd.	1,000	10,934
Toray Industries, Inc.	49,800	318,049
Toridoll Holdings Corp.	2,200	55,394
Torigoe Co. Ltd. (The)	1,200	8,330
Torii Pharmaceutical Co. Ltd.	800	21,098
Torishima Pump Manufacturing Co. Ltd.	1,500	12,396
Tose Co. Ltd.	300	2,111
Toshiba TEC Corp.	600	25,471
Tosoh Corp.	10,700	194,164
Totetsu Kogyo Co. Ltd.	1,000	22,110
TOTO Ltd.	5,400	256,566
Totoku Electric Co. Ltd.	100	2,586
Tottori Bank Ltd. (The)	300	2,986
Toukei Computer Co. Ltd.	200	8,639
Tow Co. Ltd.	1,200	3,714
Towa Bank Ltd. (The)	1,300	6,303
Towa Corp.(x)	1,200	27,421
Towa Pharmaceutical Co. Ltd.(x)	1,800	51,081
Toyo Construction Co. Ltd.	3,600	18,931
Toyo Corp.	1,600	17,317
Toyo Denki Seizo KK	400	4,162
Toyo Engineering Corp.*	1,600	12,438
Toyo Ink SC Holdings Co. Ltd.	200	3,769
Toyo Kanetsu KK	600	13,963
Toyo Logistics Co. Ltd.	1,000	2,989
Toyo Machinery & Metal Co. Ltd.	1,000	4,606
Toyo Securities Co. Ltd.	4,000	6,065
Toyo Seikan Group Holdings Ltd.(x)	4,800	56,393
Toyo Shutter Co. Ltd.	200	1,212
Toyo Sugar Refining Co. Ltd.	200	2,155
Toyo Tanso Co. Ltd.	700	18,495
Toyo Tire Corp.	5,000	89,455
Toyo Wharf & Warehouse Co. Ltd.	300	4,145
Toyobo Co. Ltd.	1,700	21,305
Toyoda Gosei Co. Ltd.	2,400	48,185
Toyota Boshoku Corp.	1,800	32,025
Toyota Industries Corp.	5,700	468,291
Toyota Motor Corp.	646,640	11,567,230
Toyota Tsusho Corp.	7,800	326,885
TPR Co. Ltd.	1,500	19,944
Transcosmos, Inc.	1,600	52,409
Trend Micro, Inc.	3,400	189,673
Trusco Nakayama Corp.	1,400	36,389
TS Tech Co. Ltd.	4,600	59,346
TSI Holdings Co. Ltd.*	4,825	15,226
Tsubakimoto Chain Co.	1,200	37,332
Tsubakimoto Kogyo Co. Ltd.	200	7,047
Tsudakoma Corp.*	300	2,241
Tsugami Corp.(x)	3,000	45,155
Tsukamoto Corp. Co. Ltd.	200	2,511
Tsukishima Kikai Co. Ltd.	2,000	21,032
Tsukuba Bank Ltd.	5,400	8,751
Tsumura & Co.	2,700	86,403
Tsuruha Holdings, Inc.	1,500	185,311
Tsutsumi Jewelry Co. Ltd.	500	9,679
TV Asahi Holdings Corp.	3,000	47,060
Tv Tokyo Holdings Corp.	500	9,986
TYK Corp.	1,000	2,925
UACJ Corp.	1,226	32,102
Ube Industries Ltd.(x)	900	17,666
Uchida Yoko Co. Ltd.	400	19,390
Ueki Corp.(x)	200	2,714
Ulvac, Inc.	1,200	68,637
Unicafe, Inc.	300	2,897
Unicharm Corp.	6,200	274,982
Uniden Holdings Corp.(x)	300	7,920
Unipres Corp.	1,600	13,154
United Arrows Ltd.	1,100	21,646
United Super Markets Holdings, Inc.	3,520	34,721
Unitika Ltd.*	2,900	10,246
Ushio, Inc.	3,900	73,355
USS Co. Ltd.	7,300	124,890
UT Group Co. Ltd.	1,600	47,435
Utoc Corp.	900	4,456
Valor Holdings Co. Ltd.	2,400	51,920
Valqua Ltd.	1,000	19,272

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Vital KSK Holdings, Inc.	2,300	$16,401
Wacoal Holdings Corp.	500	10,602
Wacom Co. Ltd.	8,000	51,100
Wakachiku Construction Co. Ltd.	700	12,933
Wakamoto Pharmaceutical Co. Ltd.*	1,000	3,083
Warabeya Nichiyo Holdings Co. Ltd.	700	16,020
WATAMI Co. Ltd.(x)*	1,400	14,689
Weathernews, Inc.	300	17,539
Welcia Holdings Co. Ltd.	1,500	53,930
West Japan Railway Co.	6,100	303,764
Wood One Co. Ltd.	400	4,054
Xebio Holdings Co. Ltd.	1,400	14,233
YAC Holdings Co. Ltd.(x)	500	3,935
Yahagi Construction Co. Ltd.	1,700	12,237
Yaizu Suisankagaku Industry Co. Ltd.	600	5,475
Yakult Honsha Co. Ltd.	3,400	172,382
YAMABIKO Corp.	2,000	22,212
Yamada Holdings Co. Ltd.	22,372	94,163
Yamagata Bank Ltd. (The)	1,400	10,754
Yamaguchi Financial Group, Inc.	4,000	23,643
Yamaha Corp.	4,200	264,046
Yamaha Motor Co. Ltd.	8,500	236,681
Yamaichi Electronics Co. Ltd.	1,200	17,800
Yamanashi Chuo Bank Ltd. (The)(x)	1,400	10,615
Yamashita Health Care Holdings, Inc.	100	1,713
Yamatane Corp.	600	8,567
Yamato Corp.(x)	1,000	6,762
Yamato Holdings Co. Ltd.	11,700	296,616
Yamato International, Inc.	700	2,053
Yamato Kogyo Co. Ltd.	1,200	38,493
Yamaura Corp.	500	4,103
Yamaya Corp.	110	2,449
Yamazaki Baking Co. Ltd.	500	8,708
Yamazawa Co. Ltd.	300	4,656
Yamazen Corp.	4,700	45,223
Yaskawa Electric Corp.	7,600	365,596
Yasuda Logistics Corp.	1,000	8,684
Yellow Hat Ltd.	2,200	38,447
Yodogawa Steel Works Ltd.(x)	1,800	39,342
Yokogawa Bridge Holdings Corp.	2,000	43,665
Yokogawa Electric Corp.	6,400	111,905
Yokohama Reito Co. Ltd.	2,600	20,668
Yokohama Rubber Co. Ltd. (The)	5,000	89,898
Yokowo Co. Ltd.	1,000	22,496
Yomeishu Seizo Co. Ltd.	500	8,402
Yondenko Corp.	400	6,174
Yondoshi Holdings, Inc.	900	14,765
Yorozu Corp.(x)	700	7,532
Yoshinoya Holdings Co. Ltd.*	3,000	60,689
Yuasa Trading Co. Ltd.	1,200	32,519
Yuken Kogyo Co. Ltd.	200	3,141
Yurtec Corp.	2,000	13,090
Yushin Precision Equipment Co. Ltd.	1,200	8,675
Yushiro Chemical Industry Co. Ltd.	600	6,405
YU-WA Creation Holdings Co. Ltd.	700	1,612
Z Holdings Corp.	95,400	612,230
Zappallas, Inc.	1,000	4,637
Zenkoku Hosho Co. Ltd.	2,400	117,064
Zenrin Co. Ltd.	2,550	24,582
Zensho Holdings Co. Ltd.(x)	3,200	79,498
Zeon Corp.	7,000	98,482
ZERIA Pharmaceutical Co. Ltd.	1,100	20,293
Zojirushi Corp.	1,800	28,874
ZOZO, Inc.	4,800	179,733
Zuken, Inc.	800	29,222

		174,548,726

Jordan (0.0%)
Hikma Pharmaceuticals plc	9,798	322,338

Mexico (0.3%)
Fresnillo plc	13,028	137,026
Grupo Televisa SAB (ADR)	353,900	3,885,822

		4,022,848

Netherlands (5.5%)
Adyen NV(m)*	2,359	6,559,343
ASML Holding NV	33,548	24,747,432
EXOR NV	87,800	7,398,623
ING Groep NV	320,552	4,652,548
Koninklijke Ahold Delhaize NV	86,684	2,873,862
Koninklijke Philips NV	75,734	3,356,750
Royal Dutch Shell plc, Class A	285,904	6,316,164
Royal Dutch Shell plc, Class B	238,492	5,283,628
Universal Music Group NV*	68,365	1,830,491

		63,018,841

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	38,331	173,635
Chorus Ltd.	8,126	37,608
Fisher & Paykel Healthcare Corp. Ltd.	7,356	161,386
Fletcher Building Ltd.	17,976	88,466
SKYCITY Entertainment Group Ltd.	12,612	27,475
Spark New Zealand Ltd.	15,442	50,767
Xero Ltd.*	6,287	626,538

		1,165,875

Russia (0.1%)
Coca-Cola HBC AG*	13,919	447,381
Evraz plc	36,843	293,964

		741,345

South Africa (0.5%)
Anglo American plc	85,198	2,938,893
Naspers Ltd., Class N	17,395	2,866,486

		5,805,379

South Korea (0.5%)
NAVER Corp.	11,405	3,716,254
Samsung Electronics Co. Ltd. (Preference)(q)	44,700	2,616,405

		6,332,659

Spain (1.8%)
Amadeus IT Group SA*	87,593	5,754,205
Banco Bilbao Vizcaya Argentaria SA	357,546	2,358,557
Banco Santander SA	1,344,276	4,869,109
Iberdrola SA(x)	463,617	4,630,403
Industria de Diseno Textil SA	93,936	3,417,628

		21,029,902

Sweden (1.3%)
H & M Hennes & Mauritz AB, Class B*	295,334	5,987,886
SKF AB, Class B	184,707	4,347,042
Volvo AB, Class B	194,300	4,365,401

		14,700,329

Switzerland (2.6%)
Cie Financiere Richemont SA (Registered)	10,400	1,072,380
Credit Suisse Group AG (Registered)	1,104,113	10,947,045
Holcim Ltd.*	125,279	6,027,240
Novartis AG (Registered)	68,500	5,619,754
Roche Holding AG	10,235	3,734,789
Swatch Group AG (The)	7,916	2,075,074

		29,476,282

United Kingdom (17.6%)
3i Group plc	70,086	1,207,226
Aberdeen plc	150,627	517,131
Admiral Group plc	14,875	620,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares		Value (Note 1)
Ashtead Group plc		32,832	$2,490,525
Associated British Foods plc		25,090	623,409
AstraZeneca plc		103,704	12,484,363
Auto Trader Group plc(m)		66,493	526,152
AVEVA Group plc		8,401	405,735
Aviva plc		265,321	1,412,154
BAE Systems plc		189,299	1,430,806
Barclays plc		1,126,009	2,871,758
Barratt Developments plc		72,957	643,807
Berkeley Group Holdings plc		7,687	450,277
BP plc		1,358,516	6,154,141
British American Tobacco plc		154,065	5,375,234
British Land Co. plc (The) (REIT)		16,809	111,016
BT Group plc*		589,537	1,266,142
Bunzl plc		23,922	790,252
Burberry Group plc		29,129	709,242
CNH Industrial NV		573,900	9,717,410
Compass Group plc*		265,365	5,429,450
Croda International plc		8,818	1,006,976
DCC plc		5,604	463,838
Diageo plc		165,677	7,982,823
DS Smith plc		87,864	485,114
Experian plc		60,657	2,519,743
GlaxoSmithKline plc		352,250	6,648,899
Halma plc		26,947	1,027,914
Hargreaves Lansdown plc		21,726	417,095
HSBC Holdings plc		1,376,651	7,201,986
Imperial Brands plc		66,141	1,380,320
Informa plc*		253,395	1,856,754
InterContinental Hotels Group plc*		13,456	862,840
Intermediate Capital Group plc		19,632	539,443
International Consolidated Airlines Group SA*		244,296	585,283
Intertek Group plc		11,487	766,871
J Sainsbury plc		113,698	435,384
JD Sports Fashion plc		31,354	441,430
Johnson Matthey plc		13,588	490,092
Land Securities Group plc (REIT)		7,958	74,070
Legal & General Group plc		432,083	1,631,665
Liberty Global plc, Class A*		237,083	7,065,073
Linde plc		43,488	12,930,304
Lloyds Banking Group plc		27,591,194	17,163,107
London Stock Exchange Group plc		22,703	2,268,200
M&G plc		186,768	511,150
Melrose Industries plc		315,239	729,466
National Grid plc		249,164	2,963,880
NatWest Group plc		2,026,367	6,148,881
Next plc		9,258	1,015,290
Ocado Group plc*		33,250	739,525
Pearson plc		54,929	525,195
Persimmon plc		22,544	803,333
Phoenix Group Holdings plc		35,637	308,164
Prudential plc		380,466	7,385,858
Reckitt Benckiser Group plc		70,206	5,494,979
RELX plc		113,668	3,275,622
Rentokil Initial plc		131,644	1,031,367
Rightmove plc		63,992	586,995
Rolls-Royce Holdings plc*		1,635,365	3,076,670
Sage Group plc (The)		78,824	752,326
Schroders plc		108,499	5,210,972
Segro plc (REIT)		53,816	863,553
Severn Trent plc		16,966	593,278
Smith & Nephew plc		63,168	1,084,820
Smiths Group plc		120,092	2,302,039
Spirax-Sarco Engineering plc		5,295	1,064,130
SSE plc		67,075	1,408,476
St James’s Place plc		37,996	769,758
Standard Chartered plc		157,127	920,859
Taylor Wimpey plc		215,824	445,739
Tesco plc		547,860	1,858,174
Unilever plc (Cboe Europe)		119,331	6,436,408
Unilever plc (London Stock Exchange)		59,707	3,227,642
United Utilities Group plc		48,838	635,019
Virgin Money UK plc (CHDI)*		42,653	123,187
Vodafone Group plc		1,922,809	2,908,518
Whitbread plc*		14,521	645,829
WPP plc		393,495	5,287,458

			202,616,802

United States (1.3%)
Amcor plc (CHDI)		54,046	638,854
Ferguson plc		16,502	2,287,554
Jackson Financial, Inc., Class A(x)*		4,384	113,984
James Hardie Industries plc (CHDI)		26,083	935,570
Janus Henderson Group plc (CHDI)		4,692	195,527
News Corp. (CHDI), Class B		2,956	69,514
Reliance Worldwide Corp. Ltd.		24,282	88,994
ResMed, Inc. (CHDI)		20,708	549,981
Schneider Electric SE		44,151	7,340,553
Sims Ltd.		6,752	64,524
Stellantis NV		120,892	2,308,429

			14,593,484

Total Common Stocks (88.9%) (Cost $808,427,982)			1,023,214,385

CLOSED END FUND:
United Kingdom (0.2%)
Scottish Mortgage Investment Trustplc (Cost $580,472)		94,117	1,783,337

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Switzerland (0.1%)
Credit Suisse Group Guernsey VII Ltd.
Series AR
3.000%, 11/12/21(m)	CHF	600,000	682,762
Series BR
3.000%, 11/12/21(m)(x)		432,000	495,992

Total Switzerland			1,178,754

Total Long Term Debt Securities (0.1%) (Cost $1,132,686)			1,178,754

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)		1,000,000	1,000,000

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $1,337,742, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $1,364,495.(xx)		$1,337,740	1,337,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $200,001, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $204,000.(xx)	$200,000	$200,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $102,005.(xx)	100,000	100,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $83,938, collateralized by various Common Stocks; total market value $93,268(xx)	83,938	83,938

Total Repurchase Agreements		1,721,678

Total Short-Term Investments (0.2%) (Cost $2,721,678)		2,721,678

Total Investments in Securities (89.4%) (Cost $812,862,818)		1,028,898,154
Other Assets Less Liabilities (10.6%)		121,570,367

Net Assets (100%)		$1,150,468,521

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $12,022,466 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $20,625,965. This was collateralized by $18,906,195 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 10/5/21 - 2/15/51 and by cash of $2,721,678 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Financials	$196,373,854	17.1%
Consumer Discretionary	190,403,821	16.5
Industrials	136,377,386	11.9
Information Technology	100,626,493	8.7
Materials	100,358,362	8.7
Health Care	93,389,475	8.1
Consumer Staples	82,867,244	7.2
Communication Services	56,885,494	4.9
Energy	37,022,808	3.2
Utilities	17,914,142	1.6
Real Estate	12,174,060	1.1
Closed End Fund	1,783,337	0.2
Repurchase Agreements	1,721,678	0.1
Investment Company	1,000,000	0.1
Cash and Other	121,570,367	10.6

		100.0%

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA**	142,427	4,460,253	—	(1,171,778)	138,087	535,756	3,962,318	263,974	—

**	Not affiliated at September 30, 2021.

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	971	12/2021	EUR	45,530,198	(1,286,224)
FTSE 100 Index	302	12/2021	GBP	28,783,119	97,297
SPI 200 Index	88	12/2021	AUD	11,599,444	(170,277)
TOPIX Index	155	12/2021	JPY	28,278,674	92,355

					(1,266,849)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,716,079	CHF	4,217,000	JPMorgan Chase Bank	12/15/2021	182,480
USD	888,690	AUD	1,213,101	HSBC Bank plc	12/17/2021	11,350
USD	43,350,259	EUR	36,526,317	Citibank NA	12/17/2021	971,232

Total unrealized appreciation						1,165,062

USD	6,404	AUD	8,874	JPMorgan Chase Bank	10/5/2021	(12)
AUD	1,653,701	USD	1,203,276	Citibank NA	12/17/2021	(7,285)
AUD	14,655,655	USD	10,828,551	HSBC Bank plc	12/17/2021	(229,280)
GBP	17,328,087	USD	23,890,909	HSBC Bank plc	12/17/2021	(539,763)
JPY	2,246,132,218	USD	20,393,673	Citibank NA	12/17/2021	(197,564)
USD	745,850	JPY	83,423,652	HSBC Bank plc	12/17/2021	(4,254)

Total unrealized depreciation						(978,158)

Net unrealized appreciation						186,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Fund	$—	$1,783,337	$—		$1,783,337
Common Stocks
Australia	—	95,180,841	—	(b)	95,180,841
Austria	—	840,112	—		840,112
Belgium	—	9,622,959	—		9,622,959
Canada	8,919,719	—	—		8,919,719
Chile	—	391,464	—		391,464
China	7,209,128	15,110,830	—		22,319,958
Finland	—	4,127,113	—		4,127,113
France	—	129,445,141	—		129,445,141
Germany	—	167,124,403	—		167,124,403
India	—	4,329,988	—		4,329,988
Indonesia	—	2,307,441	—		2,307,441
Ireland	5,139,802	10,353,321	—		15,493,123
Italy	—	24,737,313	—		24,737,313
Japan	—	174,385,236	163,490		174,548,726
Jordan	—	322,338	—		322,338
Mexico	3,885,822	137,026	—		4,022,848
Netherlands	—	63,018,841	—		63,018,841
New Zealand	—	1,165,875	—		1,165,875
Russia	—	741,345	—		741,345
South Africa	—	5,805,379	—		5,805,379
South Korea	—	6,332,659	—		6,332,659
Spain	—	21,029,902	—		21,029,902
Sweden	—	14,700,329	—		14,700,329
Switzerland	—	29,476,282	—		29,476,282
United Kingdom	7,065,073	195,551,729	—		202,616,802
United States	113,984	14,479,500	—		14,593,484
Convertible Bonds
Switzerland	—	1,178,754	—		1,178,754
Forward Currency Contracts	—	1,165,062	—		1,165,062
Futures	189,652	—	—		189,652
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	1,721,678	—		1,721,678

Total Assets	$33,523,180	$996,566,198	$163,490		$1,030,252,868

Liabilities:
Forward Currency Contracts	$—	$(978,158)	$—		$(978,158)
Futures	$(1,456,501)	$—	$—		$(1,456,501)

Total Liabilities	$(1,456,501)	$(978,158)	$—		$(2,434,659)

Total	$32,066,679	$995,588,040	$163,490		$1,027,818,209

(a)	Securities with a market value of $163,490 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$296,055,898
Aggregate gross unrealized depreciation	(89,403,091)

Net unrealized appreciation	$206,652,807

Federal income tax cost of investments in securities and derivative instruments, if applicable	$821,165,402

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	73,862	$1,995,013

Media (1.6%)
Comcast Corp., Class A	77,469	4,332,841

Total Communication Services		6,327,854

Consumer Discretionary (4.3%)
Automobiles (1.9%)
General Motors Co.*	99,348	5,236,633

Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc.*	1,129	2,680,099
Las Vegas Sands Corp.*	52,005	1,903,383

		4,583,482

Internet & Direct Marketing Retail (0.7%)
eBay, Inc.	27,108	1,888,615

Total Consumer Discretionary		11,708,730

Consumer Staples (9.2%)
Beverages (1.7%)
Coca-Cola Co. (The)	86,769	4,552,769

Food Products (1.4%)
Kraft Heinz Co. (The)	51,189	1,884,779
Tyson Foods, Inc., Class A	25,385	2,003,892

		3,888,671

Household Products (1.8%)
Colgate-Palmolive Co.	21,725	1,641,975
Kimberly-Clark Corp.	25,266	3,346,229

		4,988,204

Tobacco (4.3%)
Altria Group, Inc.	83,652	3,807,839
Philip Morris International, Inc.	84,663	8,025,206

		11,833,045

Total Consumer Staples		25,262,689

Energy (11.1%)
Oil, Gas & Consumable Fuels (11.1%)
Canadian Natural Resources Ltd.	87,696	3,206,381
Chevron Corp.	47,635	4,832,571
ConocoPhillips	35,596	2,412,341
Devon Energy Corp.	133,287	4,733,021
Hess Corp.	43,245	3,377,867
Marathon Oil Corp.	318,115	4,348,632
Pioneer Natural Resources Co.	26,441	4,402,691
Suncor Energy, Inc.	155,142	3,217,645

Total Energy		30,531,149

Financials (25.4%)
Banks (14.5%)
Bank of America Corp.	233,061	9,893,439
Citigroup, Inc.	138,047	9,688,139
Citizens Financial Group, Inc.	84,845	3,986,018
Fifth Third Bancorp	91,236	3,872,056
Huntington Bancshares, Inc.	94,054	1,454,075
JPMorgan Chase & Co.	23,435	3,836,075
Wells Fargo & Co.	148,844	6,907,850

		39,637,652

Capital Markets (5.7%)
Bank of New York Mellon Corp. (The)	89,611	4,645,434
Goldman Sachs Group, Inc. (The)	12,108	4,577,187
Morgan Stanley	43,823	4,264,416
State Street Corp.	25,036	2,121,050

		15,608,087

Consumer Finance (0.5%)
Capital One Financial Corp.	8,105	1,312,767

Insurance (4.7%)
Allstate Corp. (The)	20,596	2,622,077
American International Group, Inc.	139,207	7,641,072
MetLife, Inc.	43,001	2,654,452

		12,917,601

Total Financials		69,476,107

Health Care (14.2%)
Health Care Equipment & Supplies (0.7%)
Dentsply Sirona, Inc.	32,575	1,890,979

Health Care Providers & Services (8.8%)
Anthem, Inc.	15,568	5,803,751
CVS Health Corp.	52,049	4,416,878
HCA Healthcare, Inc.	14,785	3,588,615
Henry Schein, Inc.*	36,477	2,778,088
McKesson Corp.	17,473	3,483,767
UnitedHealth Group, Inc.	2,922	1,141,742
Universal Health Services, Inc., Class B	20,672	2,860,385

		24,073,226

Pharmaceuticals (4.7%)
Bristol-Myers Squibb Co.	42,343	2,505,435
Johnson & Johnson	28,566	4,613,409
Merck & Co., Inc.	27,536	2,068,229
Sanofi (ADR)	79,562	3,835,684

		13,022,757

Total Health Care		38,986,962

Industrials (12.6%)
Aerospace & Defense (1.2%)
Textron, Inc.	48,151	3,361,421

Air Freight & Logistics (1.2%)
FedEx Corp.	15,149	3,322,024

Building Products (2.0%)
Johnson Controls International plc	80,267	5,464,578

Electrical Equipment (3.9%)
Eaton Corp. plc	37,614	5,616,146
Emerson Electric Co.	53,547	5,044,128

		10,660,274

Industrial Conglomerates (1.4%)
General Electric Co.	36,669	3,778,007

Machinery (2.9%)
Caterpillar, Inc.	23,257	4,464,646
Westinghouse Air Brake Technologies Corp.	41,166	3,548,921

		8,013,567

Total Industrials		34,599,871

Information Technology (12.1%)
Communications Equipment (2.0%)
Cisco Systems, Inc.	98,287	5,349,761

IT Services (3.0%)
Cognizant Technology Solutions Corp., Class A	70,154	5,206,128
DXC Technology Co.*	93,604	3,146,031

		8,352,159

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (4.3%)
Intel Corp.	65,223	$3,475,081
NXP Semiconductors NV	23,862	4,673,850
QUALCOMM, Inc.	27,276	3,518,059

		11,666,990

Software (2.8%)
CDK Global, Inc.	74,046	3,150,657
Microsoft Corp.	16,518	4,656,755

		7,807,412

Total Information Technology		33,176,322

Materials (4.6%)
Chemicals (3.1%)
CF Industries Holdings, Inc.	78,018	4,354,965
Corteva, Inc.	98,694	4,153,043

		8,508,008

Containers & Packaging (1.5%)
International Paper Co.	74,938	4,190,533

Total Materials		12,698,541

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Host Hotels & Resorts, Inc. (REIT)*	173,831	2,838,660

Total Real Estate		2,838,660

Utilities (1.6%)
Electric Utilities (1.6%)
Exelon Corp.	89,483	4,325,608

Total Utilities		4,325,608

Total Investments in Securities (98.4%) (Cost $179,207,293)		269,932,493
Other Assets Less Liabilities (1.6%)		4,282,872

Net Assets (100%)		$274,215,365

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,121,806	CAD	3,939,174	CIBC World Markets, Inc.	10/29/2021	11,885
USD	1,907,893	EUR	1,629,862	Deutsche Bank AG	10/29/2021	19,025

Total unrealized appreciation						30,910

USD	94,694	CAD	120,055	Goldman Sachs International	10/29/2021	(88)

Total unrealized depreciation						(88)

Net unrealized appreciation						30,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,327,854	$—	$—	$6,327,854
Consumer Discretionary	11,708,730	—	—	11,708,730
Consumer Staples	25,262,689	—	—	25,262,689
Energy	30,531,149	—	—	30,531,149
Financials	69,476,107	—	—	69,476,107
Health Care	38,986,962	—	—	38,986,962
Industrials	34,599,871	—	—	34,599,871
Information Technology	33,176,322	—	—	33,176,322
Materials	12,698,541	—	—	12,698,541
Real Estate	2,838,660	—	—	2,838,660
Utilities	4,325,608	—	—	4,325,608
Forward Currency Contracts	—	30,910	—	30,910

Total Assets	$269,932,493	$30,910	$—	$269,963,403

Liabilities:
Forward Currency Contracts	$—	$(88)	$—	$(88)

Total Liabilities	$—	$(88)	$—	$(88)

Total	$269,932,493	$30,822	$—	$269,963,315

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,173,997
Aggregate gross unrealized depreciation	(4,480,501)

Net unrealized appreciation	$89,693,496

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,269,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.5%)
StoneCo Ltd., Class A*	64,461	$2,238,086

China (3.7%)
JD.com, Inc. (ADR)*	215,315	15,554,355
Meituan, Class B(m)*	47,000	1,467,655

		17,022,010

Denmark (0.3%)
Ambu A/S, Class B	39,462	1,165,634

France (10.5%)
Airbus SE*	106,116	13,932,514
Dassault Systemes SE	31,765	1,665,334
Kering SA	16,417	11,676,198
LVMH Moet Hennessy Louis Vuitton SE	29,336	20,977,121

		48,251,167

Germany (2.4%)
SAP SE	81,557	11,048,824

India (4.5%)
DLF Ltd.	2,385,951	13,215,350
ICICI Bank Ltd. (ADR)	403,716	7,618,121

		20,833,471

Italy (0.3%)
Brunello Cucinelli SpA*	26,218	1,438,020

Japan (12.6%)
Capcom Co. Ltd.	22,600	627,726
FANUC Corp.	14,782	3,235,980
Keyence Corp.	22,156	13,275,545
Murata Manufacturing Co. Ltd.	146,851	13,071,914
Nidec Corp.	129,528	14,369,218
Omron Corp.	76,200	7,552,752
TDK Corp.	161,700	5,841,771

		57,974,906

Netherlands (0.9%)
ASML Holding NV	4,310	3,179,368
uniQure NV*	34,994	1,120,158

		4,299,526

Spain (0.6%)
Industria de Diseno Textil SA	74,579	2,713,372

Sweden (3.2%)
Assa Abloy AB, Class B	217,096	6,294,745
Atlas Copco AB, Class A	135,615	8,226,447

		14,521,192

Switzerland (1.0%)
Lonza Group AG (Registered)	3,323	2,489,561
Zur Rose Group AG*	5,861	2,326,068

		4,815,629

United Kingdom (2.1%)
Farfetch Ltd., Class A*	124,541	4,667,797
Prudential plc	262,024	5,086,583

		9,754,380

United States (56.1%)
Adobe, Inc.*	35,166	20,245,769
Agilent Technologies, Inc.	62,965	9,918,876
Alphabet, Inc., Class A*	18,029	48,200,892
Amazon.com, Inc.*	1,244	4,086,590
Analog Devices, Inc.	89,004	14,906,390
Avantor, Inc.*	199,214	8,147,853
Boston Scientific Corp.*	56,821	2,465,463
Castle Biosciences, Inc.*	13,796	917,434
Charles River Laboratories International, Inc.*	6,392	2,637,787
Danaher Corp.	4,690	1,427,824
Dun & Bradstreet Holdings, Inc.*	34,017	571,826
Equifax, Inc.	35,536	9,005,533
Facebook, Inc., Class A*	69,533	23,598,805
Fidelity National Information Services, Inc.	39,655	4,825,220
Illumina, Inc.*	7,585	3,076,552
Intuit, Inc.	46,966	25,338,627
Intuitive Surgical, Inc.*	2,276	2,262,685
IQVIA Holdings, Inc.*	12,087	2,895,320
Marriott International, Inc., Class A*	4,242	628,198
Microsoft Corp.	16,588	4,676,489
Natera, Inc.*	12,452	1,387,651
NVIDIA Corp.	6,527	1,352,133
Omnicell, Inc.*	7,525	1,116,936
PayPal Holdings, Inc.*	43,971	11,441,694
Pegasystems, Inc.	20,036	2,546,576
Phathom Pharmaceuticals, Inc.*	38,098	1,222,946
Qualtrics International, Inc., Class A*	26,048	1,113,291
S&P Global, Inc.	51,535	21,896,706
Splunk, Inc.*	9,970	1,442,759
United Parcel Service, Inc., Class B	49,363	8,989,002
Veracyte, Inc.*	56,210	2,610,954
Visa, Inc., Class A	22,750	5,067,562
Walt Disney Co. (The)*	49,087	8,304,048

		258,326,391

Total Common Stocks (98.7%) (Cost $197,286,478)		454,402,608

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	182,890	5,051

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	130,107	130,172

Total Short-Term Investment (0.0%) (Cost $130,172)		130,172

Total Investments in Securities (98.7%) (Cost $197,416,650)		454,537,831
Other Assets Less Liabilities (1.3%)		5,866,004

Net Assets (100%)		$460,403,835

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $1,467,655 or 0.3% of net assets.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Information Technology	$150,830,104	32.8%
Communication Services	80,736,522	17.5
Industrials	64,625,265	14.0
Consumer Discretionary	63,209,306	13.7
Health Care	44,863,634	9.8
Financials	34,601,410	7.5
Real Estate	13,215,350	2.9
Consumer Staples	2,326,068	0.5
Investment Company	130,172	0.0 #
Cash and Other	5,866,004	1.3

		100.0%

#	Less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$2,238,086	$—	$—	$2,238,086
China	15,554,355	1,467,655	—	17,022,010
Denmark	—	1,165,634	—	1,165,634
France	—	48,251,167	—	48,251,167
Germany	—	11,048,824	—	11,048,824
India	7,618,121	13,215,350	—	20,833,471
Italy	—	1,438,020	—	1,438,020
Japan	—	57,974,906	—	57,974,906
Netherlands	1,120,158	3,179,368	—	4,299,526
Spain	—	2,713,372	—	2,713,372
Sweden	—	14,521,192	—	14,521,192
Switzerland	—	4,815,629	—	4,815,629
United Kingdom	4,667,797	5,086,583	—	9,754,380
United States	258,326,391	—	—	258,326,391
Preferred Stock
India	—	5,051	—	5,051
Short-Term Investment
Investment Company	130,172	—	—	130,172

Total Assets	$289,655,080	$164,882,751	$—	$454,537,831

Total Liabilities	$—	$—	$—	$—

Total	$289,655,080	$164,882,751	$—	$454,537,831

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,865,763
Aggregate gross unrealized depreciation	(2,043,226)

Net unrealized appreciation	$256,822,537

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,715,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.5%)
Alumina Ltd.	1,648,131	$2,484,944
Dexus (REIT)	309,479	2,394,568
Goodman Group (REIT)	149,606	2,322,395
Rio Tinto plc	38,323	2,530,320
Shopping Centres Australasia Property Group (REIT)	772,702	1,500,426
Transurban Group	263,202	2,668,609

		13,901,262

Canada (10.1%)
Agnico Eagle Mines Ltd.	13,332	691,651
Allied Properties REIT (REIT)	31,328	994,799
Canfor Corp.*	74,771	1,642,294
Enbridge, Inc.	165,348	6,587,289
Interfor Corp.	76,547	1,890,407
Keyera Corp.	39,679	998,397
Nutrien Ltd.	43,261	2,807,901
Pembina Pipeline Corp.	77,168	2,446,151
TC Energy Corp.	41,607	2,002,497
West Fraser Timber Co. Ltd.	18,310	1,542,169

		21,603,555

Chile (1.0%)
Lundin Mining Corp.	308,143	2,216,313

China (0.9%)
ENN Energy Holdings Ltd.	50,000	818,792
Wilmar International Ltd.	378,800	1,163,742

		1,982,534

France (5.0%)
Gecina SA (REIT)	11,045	1,480,667
TotalEnergies SE	42,642	2,043,366
Vinci SA	69,047	7,152,157

		10,676,190

Hong Kong (0.9%)
Link REIT (REIT)	230,400	1,969,043

Italy (1.1%)
Infrastrutture Wireless Italiane SpA(m)	119,132	1,328,522
Snam SpA	196,448	1,088,924

		2,417,446

Japan (2.4%)
Mitsui Fudosan Co. Ltd.	67,000	1,595,934
Nippon Prologis REIT, Inc. (REIT)	544	1,819,153
Sumitomo Realty & Development Co. Ltd.	22,100	806,434
Tokyu Fudosan Holdings Corp.	136,600	841,210

		5,062,731

Malta (0.0%)
BGP Holdings plc(r)*	1,697,163	—

Mexico (0.4%)
Grupo Aeroportuario del Centro Norte SAB de CV (ADR)*	17,335	812,145

Netherlands (0.5%)
Royal Dutch Shell plc, Class A	51,703	1,142,218

New Zealand (0.5%)
Auckland International Airport Ltd.*	183,523	986,629

Norway (0.8%)
Equinor ASA	65,108	1,659,172

Singapore (2.1%)
Keppel DC REIT (REIT)	794,700	1,448,839
Mapletree Commercial Trust (REIT)	971,800	1,476,061
Mapletree Industrial Trust (REIT)	772,590	1,579,501

		4,504,401

Spain (3.3%)
Aena SME SA(m)*	9,393	1,620,208
Atlantica Sustainable Infrastructure plc	28,170	972,147
Cellnex Telecom SA(m)	41,400	2,551,977
Ferrovial SA	69,336	2,010,907

		7,155,239

Switzerland (1.1%)
PSP Swiss Property AG (Registered)	20,585	2,476,412

United Kingdom (4.7%)
Derwent London plc (REIT)	34,357	1,586,399
Grainger plc	526,300	2,152,342
Land Securities Group plc (REIT)	179,625	1,671,891
LondonMetric Property plc (REIT)	489,496	1,576,068
National Grid plc	203,398	2,419,480
Pennon Group plc	49,038	742,598

		10,148,778

United States (57.1%)
Agree Realty Corp. (REIT)	35,258	2,335,137
Alexandria Real Estate Equities, Inc. (REIT)	12,657	2,418,373
American Homes 4 Rent (REIT), Class A	48,394	1,844,779
American Tower Corp. (REIT)	20,255	5,375,880
American Water Works Co., Inc.	23,449	3,963,819
Americold Realty Trust (REIT)	46,441	1,349,111
Apple Hospitality REIT, Inc. (REIT)	97,692	1,536,695
Archer-Daniels-Midland Co.	42,947	2,577,249
Atmos Energy Corp.	25,323	2,233,489
Avangrid, Inc.	41,758	2,029,439
CenterPoint Energy, Inc.	64,779	1,593,563
Cheniere Energy, Inc.*	45,204	4,415,075
Chevron Corp.	18,834	1,910,709
ConocoPhillips	17,789	1,205,561
Corporate Office Properties Trust (REIT)	53,860	1,453,143
Corteva, Inc.	42,631	1,793,912
Crown Castle International Corp. (REIT)	18,195	3,153,557
Digital Realty Trust, Inc. (REIT)	19,674	2,841,909
Duke Realty Corp. (REIT)	44,528	2,131,555
Edison International	23,617	1,310,035
EOG Resources, Inc.	12,169	976,806
Equity LifeStyle Properties, Inc. (REIT)	47,458	3,706,470
Essential Utilities, Inc.	23,058	1,062,513
Eversource Energy	8,286	677,463
Exxon Mobil Corp.	34,943	2,055,347
FMC Corp.	29,626	2,712,557
Healthcare Realty Trust, Inc. (REIT)	49,663	1,478,964
Healthpeak Properties, Inc. (REIT)	104,849	3,510,345
Hess Corp.	11,033	861,788
Invitation Homes, Inc. (REIT)	90,275	3,460,241
JBG SMITH Properties (REIT)	91,717	2,715,740
Kilroy Realty Corp. (REIT)	24,965	1,652,933
Lamar Advertising Co. (REIT), Class A	13,240	1,502,078
NiSource, Inc.	72,928	1,767,045
ONE Gas, Inc.	11,547	731,733
ONEOK, Inc.	26,389	1,530,298
Pebblebrook Hotel Trust (REIT)	103,132	2,311,188
PG&E Corp.*	111,646	1,071,802
Pioneer Natural Resources Co.	5,542	922,798
PotlatchDeltic Corp. (REIT)	47,344	2,442,004
Prologis, Inc. (REIT)	56,707	7,112,759

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ryman Hospitality Properties, Inc. (REIT)*	34,564	$2,893,007
SBA Communications Corp. (REIT)	10,821	3,577,098
Sempra Energy	13,223	1,672,710
Simon Property Group, Inc. (REIT)	32,737	4,254,828
SITE Centers Corp. (REIT)	111,369	1,719,537
Sun Communities, Inc. (REIT)	12,647	2,340,960
Sunstone Hotel Investors, Inc. (REIT)*	82,520	985,289
Targa Resources Corp.	74,783	3,680,071
Ventas, Inc. (REIT)	39,162	2,162,134
VICI Properties, Inc. (REIT)	41,109	1,167,907
Westrock Co.	50,016	2,492,297
Weyerhaeuser Co. (REIT)	88,092	3,133,432
Williams Cos., Inc. (The)	28,505	739,420

		122,554,552

Zambia (0.7%)
First Quantum Minerals Ltd.	87,728	1,624,208

Total Common Stocks (99.1%) (Cost $210,713,618)		212,892,828

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Transurban Group, expiring 10/8/21* (Cost $—)	29,244	22,199

Total Investments in Securities (99.1%) (Cost $210,713,618)		212,915,027
Other Assets Less Liabilities (0.9%)		1,880,609

Net Assets (100%)		$214,795,636

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $5,500,707 or 2.6% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Real Estate	$106,259,195	49.5%
Energy	35,176,963	16.4
Materials	24,428,973	11.4
Utilities	24,155,552	11.2
Industrials	15,272,854	7.1
Communication Services	3,880,499	1.8
Consumer Staples	3,740,991	1.7
Financials	0	0.0 #
Cash and Other	1,880,609	0.9

		100.0%

#	Less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$13,901,262	$—		$13,901,262
Canada	21,603,555	—	—		21,603,555
Chile	2,216,313	—	—		2,216,313
China	—	1,982,534	—		1,982,534
France	—	10,676,190	—		10,676,190
Hong Kong	—	1,969,043	—		1,969,043
Italy	—	2,417,446	—		2,417,446
Japan	—	5,062,731	—		5,062,731
Malta	—	—	—	(a)	—	(a)
Mexico	812,145	—	—		812,145
Netherlands	—	1,142,218	—		1,142,218
New Zealand	—	986,629	—		986,629
Norway	—	1,659,172	—		1,659,172
Singapore	—	4,504,401	—		4,504,401
Spain	972,147	6,183,092	—		7,155,239
Switzerland	—	2,476,412	—		2,476,412
United Kingdom	—	10,148,778	—		10,148,778
United States	122,554,552	—	—		122,554,552
Zambia	1,624,208	—	—		1,624,208
Rights
Australia	—	22,199	—		22,199

Total Assets	$149,782,920	$63,132,107	$—		$212,915,027

Total Liabilities	$—	$—	$—		$—

Total	$149,782,920	$63,132,107	$—		$212,915,027

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,495,912
Aggregate gross unrealized depreciation	(10,991,882)

Net unrealized depreciation	$(1,495,970)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,410,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.6%)
CSL Ltd.	6,365	$1,342,234

Brazil (1.4%)
B3 SA - Brasil Bolsa Balcao	1,271,000	2,982,763

Canada (6.4%)
Bank of Nova Scotia (The)	32,420	1,995,471
CGI, Inc.*	73,614	6,253,064
Magna International, Inc.	34,405	2,589,203
Ritchie Bros Auctioneers, Inc.	40,604	2,505,612

		13,343,350

China (9.3%)
Alibaba Group Holding Ltd. (ADR)*	12,360	1,829,898
China Feihe Ltd.(m)	867,000	1,460,428
China Mengniu Dairy Co. Ltd.*	630,000	4,052,842
JD.com, Inc. (ADR)*	32,609	2,355,674
Prosus NV*	16,041	1,263,360
Tencent Holdings Ltd.	50,700	2,972,755
Wuliangye Yibin Co. Ltd., Class A	33,789	1,147,900
Yum China Holdings, Inc.	76,076	4,420,776

		19,503,633

Denmark (2.8%)
Carlsberg A/S, Class B	13,818	2,247,847
Novo Nordisk A/S, Class B	38,466	3,699,855

		5,947,702

France (6.4%)
Arkema SA	22,973	3,038,938
Kering SA	2,972	2,113,764
LVMH Moet Hennessy Louis Vuitton SE	3,181	2,274,619
Pernod Ricard SA	9,403	2,056,314
Sanofi	25,325	2,437,901
Ubisoft Entertainment SA*	25,615	1,536,423

		13,457,959

Germany (2.0%)
Deutsche Boerse AG	16,523	2,689,720
Knorr-Bremse AG	13,148	1,410,906

		4,100,626

Hong Kong (2.3%)
AIA Group Ltd.	411,400	4,736,918

India (2.5%)
HDFC Bank Ltd. (ADR)	72,028	5,264,527

Ireland (5.0%)
CRH plc	74,185	3,460,434
Flutter Entertainment plc*	20,862	4,095,454
ICON plc*	10,767	2,821,169

		10,377,057

Italy (2.5%)
FinecoBank Banca Fineco SpA*	288,048	5,220,171

Japan (15.1%)
Asahi Group Holdings Ltd.	63,300	3,066,376
FANUC Corp.	6,300	1,379,155
Hoya Corp.	19,900	3,112,318
Keyence Corp.	2,400	1,438,044
Koito Manufacturing Co. Ltd.	49,100	2,952,334
Komatsu Ltd.	81,900	1,969,332
Nidec Corp.	13,100	1,453,251
Olympus Corp.	252,700	5,549,610
SMC Corp.	3,300	2,064,572
Sony Group Corp.	57,700	6,425,555
TIS, Inc.	78,400	2,142,853

		31,553,400

Macau (0.9%)
Galaxy Entertainment Group Ltd.*	362,000	1,826,487

Mexico (1.5%)
Wal-Mart de Mexico SAB de CV	940,426	3,186,919

Netherlands (4.9%)
ASML Holding NV	3,883	2,864,382
Heineken NV	28,298	2,941,654
Wolters Kluwer NV	41,639	4,401,362

		10,207,398

Singapore (1.4%)
United Overseas Bank Ltd.	159,834	3,023,049

South Korea (3.6%)
NAVER Corp.	10,712	3,490,444
Samsung Electronics Co. Ltd.	63,165	3,931,314

		7,421,758

Sweden (4.8%)
Investor AB, Class B	242,263	5,187,269
Sandvik AB	211,574	4,828,568

		10,015,837

Switzerland (4.5%)
Kuehne + Nagel International AG (Registered)	6,355	2,159,413
Logitech International SA (Registered)	2,692	238,414
Nestle SA (Registered)	36,363	4,375,156
Roche Holding AG	7,255	2,647,377

		9,420,360

Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	45,691	5,101,400

United Kingdom (5.5%)
Ashtead Group plc	34,906	2,647,851
DCC plc	19,972	1,653,064
Linde plc	14,289	4,192,107
WPP plc	219,931	2,955,250

		11,448,272

United States (11.2%)
Amcor plc (CHDI)	303,250	3,584,584
Booking Holdings, Inc.*	1,210	2,872,383
Broadcom, Inc.	12,398	6,012,162
Philip Morris International, Inc.	60,903	5,772,996
Schneider Electric SE	30,926	5,141,762

		23,383,887

Total Common Stocks (97.0%) (Cost $155,873,127)		202,865,707

SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	2,598,072	2,599,371

Total Short-Term Investment (1.2%) (Cost $2,599,371)		2,599,371

Total Investments in Securities (98.2%) (Cost $158,472,498)		205,465,078
Other Assets Less Liabilities (1.8%)		3,722,758

Net Assets (100%)		$209,187,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $1,460,428 or 0.7% of net assets.

Glossary:

ADR — American Depositary Receipt

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Consumer Discretionary	$35,019,507	16.8%
Industrials	31,614,848	15.1
Financials	31,099,888	14.9
Consumer Staples	30,308,432	14.5
Information Technology	27,981,633	13.4
Health Care	21,610,464	10.3
Materials	14,276,063	6.8
Communication Services	10,954,872	5.2
Investment Company	2,599,371	1.2
Cash and Other	3,722,758	1.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$1,342,234	$—	$1,342,234
Brazil	2,982,763	—	—	2,982,763
Canada	13,343,350	—	—	13,343,350
China	8,606,348	10,897,285	—	19,503,633
Denmark	—	5,947,702	—	5,947,702
France	—	13,457,959	—	13,457,959
Germany	—	4,100,626	—	4,100,626
Hong Kong	—	4,736,918	—	4,736,918
India	5,264,527	—	—	5,264,527
Ireland	2,821,169	7,555,888	—	10,377,057
Italy	—	5,220,171	—	5,220,171
Japan	—	31,553,400	—	31,553,400
Macau	—	1,826,487	—	1,826,487
Mexico	3,186,919	—	—	3,186,919
Netherlands	—	10,207,398	—	10,207,398
Singapore	—	3,023,049	—	3,023,049
South Korea	—	7,421,758	—	7,421,758
Sweden	—	10,015,837	—	10,015,837
Switzerland	—	9,420,360	—	9,420,360
Taiwan	5,101,400	—	—	5,101,400
United Kingdom	4,192,107	7,256,165	—	11,448,272
United States	14,657,541	8,726,346	—	23,383,887
Short-Term Investment
Investment Company	2,599,371	—	—	2,599,371

Total Assets	$62,755,495	$142,709,583	$—	$205,465,078

Total Liabilities	$—	$—	$—	$—

Total	$62,755,495	$142,709,583	$—	$205,465,078

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,388,855
Aggregate gross unrealized depreciation	(3,741,700)

Net unrealized appreciation	$44,647,155

Federal income tax cost of investments in securities and derivative instruments, if applicable	$160,817,923

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	21,534	$581,633
Lumen Technologies, Inc.	2,779	34,432
Verizon Communications, Inc.	12,446	672,209

		1,288,274

Entertainment (0.6%)
Activision Blizzard, Inc.	2,245	173,740
Electronic Arts, Inc.	913	129,874
Live Nation Entertainment, Inc.*	452	41,191
Netflix, Inc.*	1,292	788,559
Take-Two Interactive Software, Inc.*	351	54,079
Walt Disney Co. (The)*	5,236	885,774

		2,073,217

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	890	2,379,433
Alphabet, Inc., Class C*	903	2,406,775
Facebook, Inc., Class A*	7,020	2,382,518
Match Group, Inc.*	873	137,052
Twitter, Inc.*	1,882	113,654

		7,419,432

Media (0.4%)
Charter Communications, Inc., Class A*	556	404,523
Comcast Corp., Class A	14,874	831,903
Discovery, Inc., Class A*	496	12,588
Discovery, Inc., Class C*	1,055	25,605
DISH Network Corp., Class A*	603	26,206
Fox Corp., Class A	1,030	41,314
Fox Corp., Class B	426	15,813
Interpublic Group of Cos., Inc. (The)	1,191	43,674
News Corp., Class A	1,336	31,436
News Corp., Class B	714	16,586
Omnicom Group, Inc.	717	51,954
ViacomCBS, Inc.	1,715	67,760

		1,569,362

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	944	120,605

Total Communication Services		12,470,890

Consumer Discretionary (3.8%)
Auto Components (0.0%)
Aptiv plc*	812	120,964
BorgWarner, Inc.	616	26,617

		147,581

Automobiles (0.6%)
Ford Motor Co.*	11,713	165,856
General Motors Co.*	3,622	190,915
Tesla, Inc.*	2,293	1,778,176

		2,134,947

Distributors (0.0%)
Genuine Parts Co.	455	55,160
LKQ Corp.*	853	42,923
Pool Corp.	120	52,129

		150,212

Hotels, Restaurants & Leisure (0.7%)
Booking Holdings, Inc.*	148	351,333
Caesars Entertainment, Inc.*	688	77,249
Carnival Corp.*	1,153	28,836
Chipotle Mexican Grill, Inc.*	82	149,037
Darden Restaurants, Inc.	376	56,953
Domino’s Pizza, Inc.	117	55,804
Expedia Group, Inc.*	382	62,610
Hilton Worldwide Holdings, Inc.*	840	110,972
Las Vegas Sands Corp.*	1,042	38,137
Marriott International, Inc., Class A*	834	123,507
McDonald’s Corp.	2,353	567,332
MGM Resorts International	1,383	59,676
Norwegian Cruise Line Holdings Ltd.*	553	14,771
Penn National Gaming, Inc.*	445	32,245
Royal Caribbean Cruises Ltd.*	505	44,920
Starbucks Corp.	4,115	453,926
Wynn Resorts Ltd.*	272	23,052
Yum! Brands, Inc.	963	117,784

		2,368,144

Household Durables (0.1%)
DR Horton, Inc.	1,001	84,054
Garmin Ltd.	344	53,478
Leggett & Platt, Inc.	452	20,268
Lennar Corp., Class A	771	72,227
Mohawk Industries, Inc.*	190	33,706
Newell Brands, Inc.	1,491	33,011
NVR, Inc.*	7	33,559
PulteGroup, Inc.	704	32,328
Whirlpool Corp.	189	38,529

		401,160

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	1,222	4,014,319
eBay, Inc.	2,807	195,564
Etsy, Inc.*	341	70,914

		4,280,797

Leisure Products (0.0%)
Hasbro, Inc.	366	32,654

Multiline Retail (0.2%)
Dollar General Corp.	783	166,106
Dollar Tree, Inc.*	748	71,598
Target Corp.	1,667	381,360

		619,064

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	215	44,911
AutoZone, Inc.*	97	164,705
Bath & Body Works, Inc.	739	46,579
Best Buy Co., Inc.	771	81,503
CarMax, Inc.*	540	69,098
Gap, Inc. (The)	635	14,415
Home Depot, Inc. (The)	3,439	1,128,886
Lowe’s Cos., Inc.	2,470	501,064
O’Reilly Automotive, Inc.*	252	153,987
Ross Stores, Inc.	1,112	121,041
TJX Cos., Inc. (The)	3,736	246,501
Tractor Supply Co.	363	73,548
Ulta Beauty, Inc.*	177	63,883

		2,710,121

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	906	15,547
NIKE, Inc., Class B	3,790	550,422
PVH Corp.*	234	24,053
Ralph Lauren Corp.	168	18,655
Tapestry, Inc.	881	32,614
Under Armour, Inc., Class A*	616	12,431
Under Armour, Inc., Class C*	651	11,405
VF Corp.	922	61,765

		726,892

Total Consumer Discretionary		13,571,572

Consumer Staples (1.7%)
Beverages (0.4%)
Brown-Forman Corp., Class B	827	55,417
Coca-Cola Co. (The)	11,334	594,695
Constellation Brands, Inc., Class A	483	101,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Molson Coors Beverage Co., Class B	587	$27,225
Monster Beverage Corp.*	1,184	105,175
PepsiCo, Inc.	4,146	623,600

		1,507,875

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,292	580,560
Kroger Co. (The)	2,375	96,021
Sysco Corp.	1,374	107,859
Walgreens Boots Alliance, Inc.	2,520	118,566
Walmart, Inc.	4,314	601,286

		1,504,292

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,652	99,137
Campbell Soup Co.	493	20,612
Conagra Brands, Inc.	1,168	39,560
General Mills, Inc.	1,699	101,634
Hershey Co. (The)	436	73,793
Hormel Foods Corp.	758	31,078
J M Smucker Co. (The)	316	37,929
Kellogg Co.	780	49,858
Kraft Heinz Co. (The)	1,715	63,146
Lamb Weston Holdings, Inc.	442	27,126
McCormick & Co., Inc. (Non-Voting)	711	57,612
Mondelez International, Inc., Class A	4,428	257,621
Tyson Foods, Inc., Class A	925	73,020

		932,126

Household Products (0.4%)
Church & Dwight Co., Inc.	771	63,662
Clorox Co. (The)	417	69,059
Colgate-Palmolive Co.	2,637	199,304
Kimberly-Clark Corp.	1,042	138,003
Procter & Gamble Co. (The)	7,450	1,041,510

		1,511,538

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	682	204,552

Tobacco (0.2%)
Altria Group, Inc.	5,536	251,999
Philip Morris International, Inc.	4,598	435,844

		687,843

Total Consumer Staples		6,348,226

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,238	30,616
Halliburton Co.	2,609	56,407
Schlumberger NV	4,124	122,235

		209,258

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.	1,156	24,773
Cabot Oil & Gas Corp.	1,525	33,184
Chevron Corp.	5,877	596,222
ConocoPhillips	4,121	279,280
Devon Energy Corp.	1,506	53,478
Diamondback Energy, Inc.	461	43,643
EOG Resources, Inc.	1,727	138,626
Exxon Mobil Corp.	12,664	744,896
Hess Corp.	812	63,425
Kinder Morgan, Inc.	5,868	98,172
Marathon Oil Corp.	2,574	35,187
Marathon Petroleum Corp.	1,355	83,753
Occidental Petroleum Corp.	2,792	82,587
ONEOK, Inc.	1,276	73,995
Phillips 66	1,257	88,028
Pioneer Natural Resources Co.	499	83,089
Valero Energy Corp.	1,292	91,176
Williams Cos., Inc. (The)	2,533	65,706

		2,679,220

Total Energy		2,888,478

Financials (3.7%)
Banks (1.5%)
Bank of America Corp.	27,566	1,170,177
Citigroup, Inc.	7,406	519,753
Citizens Financial Group, Inc.	1,377	64,691
Comerica, Inc.	527	42,424
Fifth Third Bancorp	2,094	88,869
First Republic Bank	502	96,826
Huntington Bancshares, Inc.	3,221	49,797
JPMorgan Chase & Co.	10,001	1,637,064
KeyCorp	3,183	68,816
M&T Bank Corp.	452	67,502
People’s United Financial, Inc.	1,127	19,689
PNC Financial Services Group, Inc. (The)	1,367	267,440
Regions Financial Corp.	3,111	66,295
SVB Financial Group*	174	112,557
Truist Financial Corp.	3,960	232,254
US Bancorp	4,598	273,305
Wells Fargo & Co.	12,834	595,626
Zions Bancorp NA	527	32,616

		5,405,701

Capital Markets (0.9%)
Ameriprise Financial, Inc.	445	117,533
Bank of New York Mellon Corp. (The)	2,965	153,706
BlackRock, Inc.	373	312,820
Cboe Global Markets, Inc.	363	44,961
Charles Schwab Corp. (The)	3,521	256,470
CME Group, Inc.	1,001	193,573
Franklin Resources, Inc.	865	25,708
Goldman Sachs Group, Inc. (The)	1,014	383,322
Intercontinental Exchange, Inc.	1,712	196,572
MarketAxess Holdings, Inc.	120	50,483
Moody’s Corp.	486	172,584
Morgan Stanley	4,775	464,655
MSCI, Inc.	259	157,560
Nasdaq, Inc.	395	76,243
Northern Trust Corp.	616	66,411
Raymond James Financial, Inc.	588	54,261
S&P Global, Inc.	745	316,543
State Street Corp.	1,102	93,361
T. Rowe Price Group, Inc.	730	143,591

		3,280,357

Consumer Finance (0.2%)
American Express Co.	2,062	345,447
Capital One Financial Corp.	1,393	225,624
Discover Financial Services	1,055	129,607
Synchrony Financial	2,008	98,151

		798,829

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	5,732	1,564,492

Insurance (0.6%)
Aflac, Inc.	2,242	116,876
Allstate Corp. (The)	1,052	133,930
American International Group, Inc.	2,634	144,580
Aon plc, Class A	767	219,186
Arthur J Gallagher & Co.	531	78,933
Assurant, Inc.	139	21,927
Brown & Brown, Inc.	802	44,471
Chubb Ltd.	1,437	249,291
Cincinnati Financial Corp.	417	47,630
Everest Re Group Ltd.	117	29,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Globe Life, Inc.	338	$30,092
Hartford Financial Services Group, Inc. (The)	1,071	75,238
Lincoln National Corp.	647	44,481
Loews Corp.	717	38,668
Marsh & McLennan Cos., Inc.	1,491	225,782
MetLife, Inc.	3,019	186,363
Principal Financial Group, Inc.	780	50,232
Progressive Corp. (The)	1,762	159,267
Prudential Financial, Inc.	1,251	131,605
Travelers Cos., Inc. (The)	793	120,544
W R Berkley Corp.	461	33,736
Willis Towers Watson plc	401	93,216

		2,275,389

Total Financials		13,324,768

Health Care (4.2%)
Biotechnology (0.6%)
AbbVie, Inc.	5,479	591,020
Amgen, Inc.	1,980	421,047
Biogen, Inc.*	635	179,699
Gilead Sciences, Inc.	4,039	282,124
Incyte Corp.*	502	34,528
Moderna, Inc.*	941	362,153
Regeneron Pharmaceuticals, Inc.*	234	141,612
Vertex Pharmaceuticals, Inc.*	780	141,484

		2,153,667

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	5,381	635,658
ABIOMED, Inc.*	126	41,016
Align Technology, Inc.*	224	149,056
Baxter International, Inc.	1,497	120,404
Becton Dickinson and Co.	812	199,606
Boston Scientific Corp.*	4,165	180,719
Cooper Cos., Inc. (The)	155	64,063
Danaher Corp.	1,835	558,647
Dentsply Sirona, Inc.	616	35,759
Dexcom, Inc.*	287	156,949
Edwards Lifesciences Corp.*	1,753	198,457
Hologic, Inc.*	840	62,000
IDEXX Laboratories, Inc.*	253	157,341
Intuitive Surgical, Inc.*	347	344,970
Medtronic plc	4,058	508,670
ResMed, Inc.	458	120,706
STERIS plc	272	55,564
Stryker Corp.	963	253,962
Teleflex, Inc.	139	52,341
West Pharmaceutical Services, Inc.	215	91,276
Zimmer Biomet Holdings, Inc.	616	90,158

		4,077,322

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	483	57,694
Anthem, Inc.	758	282,582
Cardinal Health, Inc.	976	48,273
Centene Corp.*	1,715	106,862
Cigna Corp.	1,118	223,779
CVS Health Corp.	3,821	324,250
DaVita, Inc.*	401	46,620
HCA Healthcare, Inc.	837	203,157
Henry Schein, Inc.*	455	34,653
Humana, Inc.	411	159,941
Laboratory Corp. of America Holdings*	316	88,935
McKesson Corp.	609	121,422
Quest Diagnostics, Inc.	379	55,072
UnitedHealth Group, Inc.	2,864	1,119,079
Universal Health Services, Inc., Class B	253	35,008

		2,907,327

Health Care Technology (0.0%)
Cerner Corp.	891	62,833

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	995	156,742
Bio-Rad Laboratories, Inc., Class A*	73	54,454
Bio-Techne Corp.	118	57,179
Charles River Laboratories International, Inc.*	164	67,678
Illumina, Inc.*	442	179,280
IQVIA Holdings, Inc.*	483	115,698
Mettler-Toledo International, Inc.*	86	118,453
PerkinElmer, Inc.	382	66,197
Thermo Fisher Scientific, Inc.	1,216	694,737
Waters Corp.*	253	90,397

		1,600,815

Pharmaceuticals (1.2%)
Bristol-Myers Squibb Co.	6,897	408,096
Catalent, Inc.*	471	62,676
Eli Lilly and Co.	2,855	659,648
Johnson & Johnson	8,059	1,301,529
Merck & Co., Inc.	8,126	610,344
Organon & Co.	812	26,625
Pfizer, Inc.	18,680	803,427
Viatris, Inc.	3,786	51,300
Zoetis, Inc.	1,453	282,085

		4,205,730

Total Health Care		15,007,694

Industrials (2.5%)
Aerospace & Defense (0.4%)
Boeing Co. (The)*	1,582	347,945
General Dynamics Corp.	799	156,628
Howmet Aerospace, Inc.	1,184	36,941
Huntington Ingalls Industries, Inc.	139	26,835
L3Harris Technologies, Inc.	682	150,204
Lockheed Martin Corp.	739	255,029
Northrop Grumman Corp.	515	185,477
Raytheon Technologies Corp.	4,349	373,840
Textron, Inc.	739	51,590
TransDigm Group, Inc.*	142	88,689

		1,673,178

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	417	36,279
Expeditors International of Washington, Inc.	493	58,731
FedEx Corp.	745	163,371
United Parcel Service, Inc., Class B	2,046	372,577

		630,958

Airlines (0.1%)
Alaska Air Group, Inc.*	325	19,045
American Airlines Group, Inc.*	1,203	24,685
Delta Air Lines, Inc.*	1,882	80,192
Southwest Airlines Co.*	1,497	76,991
United Airlines Holdings, Inc.*	647	30,778

		231,691

Building Products (0.2%)
A O Smith Corp.	477	29,130
Allegion plc	278	36,746
Carrier Global Corp.	2,350	121,636
Fortune Brands Home & Security, Inc.	388	34,695
Johnson Controls International plc	2,798	190,488
Masco Corp.	913	50,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Trane Technologies plc	777	$134,149

		597,561

Commercial Services & Supplies (0.1%)
Cintas Corp.	262	99,733
Copart, Inc.*	609	84,480
Republic Services, Inc.	717	86,083
Rollins, Inc.	584	20,633
Waste Management, Inc.	1,187	177,290

		468,219

Construction & Engineering (0.0%)
Quanta Services, Inc.	414	47,122

Electrical Equipment (0.2%)
AMETEK, Inc.	685	84,947
Eaton Corp. plc	1,282	191,416
Emerson Electric Co.	1,917	180,581
Generac Holdings, Inc.*	193	78,873
Rockwell Automation, Inc.	382	112,323

		648,140

Industrial Conglomerates (0.3%)
3M Co.	1,753	307,511
General Electric Co.	3,131	322,587
Honeywell International, Inc.	2,226	472,535
Roper Technologies, Inc.	322	143,654

		1,246,287

Machinery (0.5%)
Caterpillar, Inc.	1,794	344,394
Cummins, Inc.	483	108,462
Deere & Co.	954	319,657
Dover Corp.	483	75,107
Fortive Corp.	913	64,430
IDEX Corp.	227	46,978
Illinois Tool Works, Inc.	894	184,727
Ingersoll Rand, Inc.*	692	34,884
Otis Worldwide Corp.	1,197	98,489
PACCAR, Inc.	1,023	80,735
Parker-Hannifin Corp.	395	110,450
Pentair plc	493	35,807
Snap-on, Inc.	177	36,984
Stanley Black & Decker, Inc.	477	83,623
Westinghouse Air Brake Technologies Corp.	139	11,983
Xylem, Inc.	527	65,179

		1,701,889

Professional Services (0.1%)
Equifax, Inc.	388	98,327
IHS Markit Ltd.	1,055	123,034
Jacobs Engineering Group, Inc.	322	42,675
Leidos Holdings, Inc.	436	41,913
Nielsen Holdings plc	872	16,734
Robert Half International, Inc.	322	32,306
Verisk Analytics, Inc.	445	89,120

		444,109

Road & Rail (0.3%)
CSX Corp.	7,766	230,961
JB Hunt Transport Services, Inc.	234	39,129
Kansas City Southern	325	87,958
Norfolk Southern Corp.	868	207,669
Old Dominion Freight Line, Inc.	322	92,086
Union Pacific Corp.	2,290	448,863

		1,106,666

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,737	89,647
United Rentals, Inc.*	240	84,223
WW Grainger, Inc.	174	68,392

		242,262

Total Industrials		9,038,082

Information Technology (8.7%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	164	56,357
Cisco Systems, Inc.	14,315	779,165
F5 Networks, Inc.*	205	40,750
Juniper Networks, Inc.	1,011	27,823
Motorola Solutions, Inc.	471	109,423

		1,013,518

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,753	128,372
CDW Corp.	436	79,361
Corning, Inc.	2,489	90,824
IPG Photonics Corp.*	133	21,067
Keysight Technologies, Inc.*	635	104,324
TE Connectivity Ltd.	1,055	144,767
Teledyne Technologies, Inc.*	149	64,007
Trimble, Inc.*	695	57,164
Zebra Technologies Corp., Class A*	164	84,529

		774,415

IT Services (1.5%)
Accenture plc, Class A	1,901	608,168
Akamai Technologies, Inc.*	483	50,517
Automatic Data Processing, Inc.	1,298	259,496
Broadridge Financial Solutions, Inc.	369	61,490
Cognizant Technology Solutions Corp., Class A	1,721	127,715
DXC Technology Co.*	827	27,795
Fidelity National Information Services, Inc.	1,377	167,553
Fiserv, Inc.*	1,187	128,790
FleetCor Technologies, Inc.*	262	68,453
Gartner, Inc.*	262	79,617
Global Payments, Inc.	884	139,301
International Business Machines Corp.	2,539	352,743
Jack Henry & Associates, Inc.	246	40,359
Mastercard, Inc., Class A	2,703	939,779
Paychex, Inc.	1,001	112,562
PayPal Holdings, Inc.*	3,332	867,020
VeriSign, Inc.*	306	62,733
Visa, Inc., Class A	5,268	1,173,447
Western Union Co. (The)	1,355	27,398

		5,294,936

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	2,545	261,880
Analog Devices, Inc.	1,648	276,007
Applied Materials, Inc.	3,025	389,408
Broadcom, Inc.	1,222	592,584
Enphase Energy, Inc.*	369	55,339
Intel Corp.	13,939	742,670
KLA Corp.	477	159,561
Lam Research Corp.	486	276,607
Microchip Technology, Inc.	692	106,215
Micron Technology, Inc.	3,445	244,526
Monolithic Power Systems, Inc.	126	61,070
NVIDIA Corp.	7,267	1,505,432
NXP Semiconductors NV	840	164,531
Qorvo, Inc.*	347	58,015
QUALCOMM, Inc.	4,500	580,410
Skyworks Solutions, Inc.	565	93,101
Teradyne, Inc.	524	57,205
Texas Instruments, Inc.	2,927	562,599
Xilinx, Inc.	745	112,488

		6,299,648

Software (2.9%)
Adobe, Inc.*	1,462	841,703
ANSYS, Inc.*	246	83,751
Autodesk, Inc.*	673	191,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	783	$118,578
Ceridian HCM Holding, Inc.*	419	47,188
Citrix Systems, Inc.	401	43,055
Fortinet, Inc.*	442	129,082
Intuit, Inc.	739	398,698
Microsoft Corp.	23,347	6,581,986
NortonLifeLock, Inc.	1,999	50,575
Oracle Corp.	7,494	652,952
Paycom Software, Inc.*	161	79,816
PTC, Inc.*	303	36,296
salesforce.com, Inc.*	2,125	576,342
ServiceNow, Inc.*	527	327,936
Synopsys, Inc.*	483	144,615
Tyler Technologies, Inc.*	117	53,662

		10,358,154

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	50,654	7,167,541
Hewlett Packard Enterprise Co.	4,649	66,248
HP, Inc.	4,829	132,121
NetApp, Inc.	818	73,424
Seagate Technology Holdings plc	843	69,564
Western Digital Corp.*	913	51,530

		7,560,428

Total Information Technology		31,301,099

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	679	173,899
Albemarle Corp.	363	79,486
Celanese Corp.	426	64,173
CF Industries Holdings, Inc.	641	35,781
Corteva, Inc.	2,312	97,289
Dow, Inc.	2,277	131,064
DuPont de Nemours, Inc.	1,090	74,109
Eastman Chemical Co.	423	42,613
Ecolab, Inc.	783	163,349
FMC Corp.	388	35,525
International Flavors & Fragrances, Inc.	1,090	145,755
Linde plc	1,652	484,664
LyondellBasell Industries NV, Class A	944	88,594
Mosaic Co. (The)	960	34,291
PPG Industries, Inc.	745	106,542
Sherwin-Williams Co. (The)	774	216,511

		1,973,645

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	186	63,553
Vulcan Materials Co.	376	63,604

		127,157

Containers & Packaging (0.1%)
Amcor plc	1,285	14,893
Avery Dennison Corp.	278	57,604
Ball Corp.	1,131	101,756
International Paper Co.	1,187	66,377
Packaging Corp. of America	316	43,431
Sealed Air Corp.	493	27,012
Westrock Co.	726	36,177

		347,250

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,916	127,387
Newmont Corp.	1,633	88,672
Nucor Corp.	995	97,998

		314,057

Total Materials		2,762,109

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	338	64,582
American Tower Corp. (REIT)	1,342	356,180
AvalonBay Communities, Inc. (REIT)	401	88,878
Boston Properties, Inc. (REIT)	436	47,241
Crown Castle International Corp. (REIT)	1,260	218,383
Digital Realty Trust, Inc. (REIT)	616	88,981
Duke Realty Corp. (REIT)	944	45,189
Equinix, Inc. (REIT)	246	194,372
Equity Residential (REIT)	1,080	87,394
Essex Property Trust, Inc. (REIT)	215	68,744
Extra Space Storage, Inc. (REIT)	360	60,476
Federal Realty Investment Trust (REIT)	218	25,722
Healthpeak Properties, Inc. (REIT)	1,298	43,457
Host Hotels & Resorts, Inc. (REIT)*	2,204	35,991
Iron Mountain, Inc. (REIT)	777	33,761
Kimco Realty Corp. (REIT)	1,168	24,236
Mid-America Apartment Communities, Inc. (REIT)	357	66,670
Prologis, Inc. (REIT)	1,570	196,925
Public Storage (REIT)	461	136,963
Realty Income Corp. (REIT)	862	55,909
Regency Centers Corp. (REIT)	436	29,356
SBA Communications Corp. (REIT)	344	113,716
Simon Property Group, Inc. (REIT)	906	117,753
UDR, Inc. (REIT)	730	38,675
Ventas, Inc. (REIT)	1,023	56,480
Vornado Realty Trust (REIT)	546	22,937
Welltower, Inc. (REIT)	1,052	86,685
Weyerhaeuser Co. (REIT)	2,201	78,290

		2,483,946

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	868	84,508

Total Real Estate		2,568,454

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	641	35,883
American Electric Power Co., Inc.	1,462	118,685
Duke Energy Corp.	2,050	200,059
Edison International	925	51,310
Entergy Corp.	505	50,152
Evergy, Inc.	865	53,803
Eversource Energy	922	75,383
Exelon Corp.	2,902	140,283
FirstEnergy Corp.	1,326	47,232
NextEra Energy, Inc.	5,621	441,361
NRG Energy, Inc.	903	36,869
Pinnacle West Capital Corp.	347	25,109
PPL Corp.	2,122	59,161
Southern Co. (The)	3,070	190,248
Xcel Energy, Inc.	1,491	93,188

		1,618,726

Gas Utilities (0.0%)
Atmos Energy Corp.	376	33,163

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,122	48,445

Multi-Utilities (0.2%)
Ameren Corp.	685	55,485
CenterPoint Energy, Inc.	1,235	30,381
CMS Energy Corp.	868	51,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Edison, Inc.	963	$69,904
Dominion Energy, Inc.	2,230	162,835
DTE Energy Co.	515	57,531
NiSource, Inc.	1,036	25,102
Public Service Enterprise Group, Inc.	1,570	95,613
Sempra Energy	767	97,025
WEC Energy Group, Inc.	944	83,261

		728,983

Water Utilities (0.0%)
American Water Works Co., Inc.	556	93,986

Total Utilities		2,523,303

Total Common Stocks (31.0%) (Cost $56,221,169)		111,804,675

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P Mid-Cap ETF	474	124,695
iShares MSCI EAFE ETF	929	72,471
iShares Russell 2000 ETF	429	93,844

Total Exchange Traded Funds (0.1%) (Cost $290,264)		291,010

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (50.4%)
U.S. Treasury Notes
0.125%, 9/30/22	$1,500,000	1,500,356
0.125%, 12/31/22	16,650,000	16,647,354
0.250%, 4/15/23	9,200,000	9,206,214
0.125%, 4/30/23	4,800,000	4,793,640
0.250%, 6/15/23	7,700,000	7,702,089
0.125%, 8/31/23	2,500,000	2,493,265
0.125%, 10/15/23	11,050,000	11,010,726
0.250%, 11/15/23	1,000,000	998,650
0.125%, 12/15/23	1,650,000	1,642,361
0.125%, 2/15/24	3,500,000	3,480,251
0.250%, 3/15/24	15,650,000	15,596,219
0.250%, 6/15/24	1,000,000	994,342
1.250%, 8/31/24	1,678,600	1,714,787
0.375%, 4/30/25	18,992,100	18,778,091
0.250%, 6/30/25	2,900,000	2,847,641
0.250%, 8/31/25	3,650,000	3,574,802
0.375%, 11/30/25	424,600	416,388
0.375%, 12/31/25	5,750,000	5,632,719
1.625%, 2/15/26	3,669,400	3,784,988
1.625%, 5/15/26	7,944,700	8,192,623
0.875%, 6/30/26	5,400,000	5,378,679
0.750%, 8/31/26	1,000,000	988,914
0.625%, 3/31/27	9,682,400	9,445,615
0.500%, 6/30/27	3,075,000	2,966,632
0.625%, 12/31/27	7,500,000	7,231,009
1.125%, 2/29/28	7,700,000	7,647,090
1.250%, 3/31/28	4,998,200	4,995,864
1.000%, 7/31/28	1,150,000	1,126,896
2.625%, 2/15/29	1,400,000	1,525,498
2.375%, 5/15/29	2,980,600	3,196,840
1.625%, 8/15/29	2,580,000	2,625,972
1.750%, 11/15/29	1,035,700	1,063,555
0.625%, 5/15/30	1,798,800	1,677,524
0.625%, 8/15/30	2,974,900	2,765,779
0.875%, 11/15/30	3,500,000	3,318,959
1.125%, 2/15/31	1,930,000	1,867,631
1.625%, 5/15/31	2,775,400	2,805,181
1.250%, 8/15/31	100,000	97,484

Total U.S. Treasury Obligations		181,732,628

Total Long-Term Debt Securities (50.4%) (Cost $182,563,741)		181,732,628

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENT:
Investment Company (14.8%)
JPMorgan Prime Money Market Fund, IM Shares	53,362,479	53,389,161

Total Short-Term Investment (14.8%) (Cost $53,373,040)		53,389,161

Total Investments in Securities (96.3%) (Cost $292,448,214)		347,217,474
Other Assets Less Liabilities (3.7%)		13,465,148

Net Assets (100%)		$360,682,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	428	12/2021	USD	48,513,800	(2,250,566)
Russell 2000 E-Mini Index	75	12/2021	USD	8,253,000	(143,349)
S&P Midcap 400 E-Mini Index	25	12/2021	USD	6,583,000	(154,509)

					(2,548,424)

Short Contracts
S&P 500 E-Mini Index	(34)	12/2021	USD	(7,306,175)	107,405

					107,405

					(2,441,019)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,470,890	$—	$—	$12,470,890
Consumer Discretionary	13,571,572	—	—	13,571,572
Consumer Staples	6,348,226	—	—	6,348,226
Energy	2,888,478	—	—	2,888,478
Financials	13,324,768	—	—	13,324,768
Health Care	15,007,694	—	—	15,007,694
Industrials	9,038,082	—	—	9,038,082
Information Technology	31,301,099	—	—	31,301,099
Materials	2,762,109	—	—	2,762,109
Real Estate	2,568,454	—	—	2,568,454
Utilities	2,523,303	—	—	2,523,303
Exchange Traded Funds	291,010	—	—	291,010
Futures	107,405	—	—	107,405
Short-Term Investment
Investment Company	53,389,161	—	—	53,389,161
U.S. Treasury Obligations	—	181,732,628	—	181,732,628

Total Assets	$165,592,251	$181,732,628	$—	$347,324,879

Liabilities:
Futures	$(2,548,424)	$—	$—	$(2,548,424)

Total Liabilities	$(2,548,424)	$—	$—	$(2,548,424)

Total	$163,043,827	$181,732,628	$—	$344,776,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,066,165
Aggregate gross unrealized depreciation	(6,195,172)

Net unrealized appreciation	$50,870,993

Federal income tax cost of investments in securities and derivative instruments, if applicable	$293,905,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	6,098	$164,707
Lumen Technologies, Inc.	859	10,643
Verizon Communications, Inc.	3,434	185,470

		360,820

Entertainment (0.7%)
Activision Blizzard, Inc.	639	49,452
Electronic Arts, Inc.	256	36,416
Live Nation Entertainment, Inc.*	128	11,664
Netflix, Inc.*	365	222,774
Take-Two Interactive Software, Inc.*	81	12,480
Walt Disney Co. (The)*	1,492	252,402

		585,188

Interactive Media & Services (2.4%)
Alphabet, Inc., Class A*	249	665,707
Alphabet, Inc., Class C*	255	679,654
Facebook, Inc., Class A*	2,003	679,798
Match Group, Inc.*	242	37,992
Twitter, Inc.*	652	39,374

		2,102,525

Media (0.5%)
Charter Communications, Inc., Class A*	134	97,493
Comcast Corp., Class A	3,771	210,912
Discovery, Inc., Class A*	157	3,985
Discovery, Inc., Class C*	259	6,286
DISH Network Corp., Class A*	197	8,562
Fox Corp., Class A	272	10,910
Fox Corp., Class B	144	5,345
Interpublic Group of Cos., Inc. (The)	303	11,111
News Corp., Class A	318	7,483
News Corp., Class B	197	4,576
Omnicom Group, Inc.	175	12,680
ViacomCBS, Inc.	427	16,871

		396,214

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	265	33,856

Total Communication Services		3,478,603

Consumer Discretionary (4.3%)
Auto Components (0.0%)
Aptiv plc*	225	33,518
BorgWarner, Inc.	172	7,432

		40,950

Automobiles (0.7%)
Ford Motor Co.*	3,287	46,544
General Motors Co.*	1,020	53,764
Tesla, Inc.*	639	495,532

		595,840

Distributors (0.1%)
Genuine Parts Co.	128	15,517
LKQ Corp.*	277	13,939
Pool Corp.	39	16,942

		46,398

Hotels, Restaurants & Leisure (0.7%)
Booking Holdings, Inc.*	39	92,581
Caesars Entertainment, Inc.*	159	17,853
Carnival Corp.*	346	8,653
Chipotle Mexican Grill, Inc.*	29	52,708
Darden Restaurants, Inc.	103	15,601
Domino’s Pizza, Inc.	35	16,694
Expedia Group, Inc.*	107	17,537
Hilton Worldwide Holdings, Inc.*	249	32,895
Las Vegas Sands Corp.*	287	10,504
Marriott International, Inc., Class A*	228	33,765
McDonald’s Corp.	630	151,899
MGM Resorts International	465	20,065
Norwegian Cruise Line Holdings Ltd.*	178	4,754
Penn National Gaming, Inc.*	134	9,710
Royal Caribbean Cruises Ltd.*	137	12,186
Starbucks Corp.	1,002	110,531
Wynn Resorts Ltd.*	81	6,865
Yum! Brands, Inc.	259	31,678

		646,479

Household Durables (0.2%)
DR Horton, Inc.	287	24,100
Garmin Ltd.	128	19,899
Leggett & Platt, Inc.	107	4,798
Lennar Corp., Class A	249	23,326
Mohawk Industries, Inc.*	50	8,870
Newell Brands, Inc.	340	7,528
NVR, Inc.*	4	19,176
PulteGroup, Inc.	225	10,332
Whirlpool Corp.	56	11,416

		129,445

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	349	1,146,479
eBay, Inc.	674	46,958
Etsy, Inc.*	97	20,172

		1,213,609

Leisure Products (0.0%)
Hasbro, Inc.	97	8,654

Multiline Retail (0.2%)
Dollar General Corp.	225	47,732
Dollar Tree, Inc.*	196	18,761
Target Corp.	421	96,312

		162,805

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	56	11,698
AutoZone, Inc.*	29	49,242
Bath & Body Works, Inc.	249	15,694
Best Buy Co., Inc.	178	18,816
CarMax, Inc.*	137	17,530
Gap, Inc. (The)	131	2,974
Home Depot, Inc. (The)	914	300,030
Lowe’s Cos., Inc.	652	132,265
O’Reilly Automotive, Inc.*	69	42,163
Ross Stores, Inc.	303	32,982
TJX Cos., Inc. (The)	1,005	66,310
Tractor Supply Co.	97	19,653
Ulta Beauty, Inc.*	50	18,046

		727,403

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	284	4,874
NIKE, Inc., Class B	1,036	150,458
PVH Corp.*	72	7,401
Ralph Lauren Corp.	50	5,552
Tapestry, Inc.	249	9,218
Under Armour, Inc., Class A*	215	4,339
Under Armour, Inc., Class C*	118	2,067
VF Corp.	259	17,350

		201,259

Total Consumer Discretionary		3,772,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	137	$9,180
Coca-Cola Co. (The)	3,203	168,061
Constellation Brands, Inc., Class A	134	28,233
Molson Coors Beverage Co., Class B	157	7,282
Monster Beverage Corp.*	312	27,715
PepsiCo, Inc.	1,161	174,626

		415,097

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	365	164,013
Kroger Co. (The)	693	28,018
Sysco Corp.	411	32,264
Walgreens Boots Alliance, Inc.	639	30,065
Walmart, Inc.	1,177	164,050

		418,410

Food Products (0.3%)
Archer-Daniels-Midland Co.	484	29,045
Campbell Soup Co.	147	6,146
Conagra Brands, Inc.	411	13,921
General Mills, Inc.	518	30,987
Hershey Co. (The)	125	21,156
Hormel Foods Corp.	225	9,225
J M Smucker Co. (The)	107	12,843
Kellogg Co.	225	14,382
Kraft Heinz Co. (The)	542	19,956
Lamb Weston Holdings, Inc.	116	7,119
McCormick & Co., Inc. (Non- Voting)	206	16,692
Mondelez International, Inc., Class A	1,208	70,281
Tyson Foods, Inc., Class A	256	20,209

		271,962

Household Products (0.5%)
Church & Dwight Co., Inc.	212	17,505
Clorox Co. (The)	107	17,720
Colgate-Palmolive Co.	706	53,359
Kimberly-Clark Corp.	277	36,686
Procter & Gamble Co. (The)	2,091	292,322

		417,592

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	188	56,387

Tobacco (0.2%)
Altria Group, Inc.	1,551	70,601
Philip Morris International, Inc.	1,292	122,469

		193,070

Total Consumer Staples		1,772,518

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	586	14,492
Halliburton Co.	749	16,193
Schlumberger NV	1,127	33,404

		64,089

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	303	6,493
Cabot Oil & Gas Corp.	346	7,529
Chevron Corp.	1,630	165,363
ConocoPhillips	1,186	80,375
Devon Energy Corp.	315	11,186
Diamondback Energy, Inc.	131	12,402
EOG Resources, Inc.	484	38,851
Exxon Mobil Corp.	3,536	207,987
Hess Corp.	231	18,043
Kinder Morgan, Inc.	1,614	27,002
Marathon Oil Corp.	749	10,239
Marathon Petroleum Corp.	549	33,934
Occidental Petroleum Corp.	720	21,298
ONEOK, Inc.	337	19,543
Phillips 66	365	25,561
Pioneer Natural Resources Co.	137	22,812
Valero Energy Corp.	355	25,052
Williams Cos., Inc. (The)	1,036	26,874

		760,544

Total Energy		824,633

Financials (4.1%)
Banks (1.6%)
Bank of America Corp.	7,025	298,211
Citigroup, Inc.	1,892	132,781
Citizens Financial Group, Inc.	371	17,430
Comerica, Inc.	134	10,787
Fifth Third Bancorp	605	25,676
First Republic Bank	147	28,353
Huntington Bancshares, Inc.	915	14,146
JPMorgan Chase & Co.	2,678	438,362
KeyCorp	848	18,334
M&T Bank Corp.	107	15,979
People’s United Financial, Inc.	396	6,918
PNC Financial Services Group, Inc. (The)	374	73,169
Regions Financial Corp.	798	17,006
SVB Financial Group*	47	30,403
Truist Financial Corp.	1,151	67,506
US Bancorp	1,208	71,804
Wells Fargo & Co.	3,334	154,731
Zions Bancorp NA	144	8,912

		1,430,508

Capital Markets (1.0%)
Ameriprise Financial, Inc.	107	28,261
Bank of New York Mellon Corp. (The)	711	36,858
BlackRock, Inc.	103	86,382
Cboe Global Markets, Inc.	103	12,757
Charles Schwab Corp. (The)	965	70,290
CME Group, Inc.	290	56,080
Franklin Resources, Inc.	240	7,133
Goldman Sachs Group, Inc. (The)	262	99,044
Intercontinental Exchange, Inc.	484	55,573
MarketAxess Holdings, Inc.	38	15,986
Moody’s Corp.	134	47,585
Morgan Stanley	1,258	122,416
MSCI, Inc.	72	43,800
Nasdaq, Inc.	84	16,214
Northern Trust Corp.	175	18,867
Raymond James Financial, Inc.	160	14,765
S&P Global, Inc.	203	86,253
State Street Corp.	303	25,670
T. Rowe Price Group, Inc.	196	38,553

		882,487

Consumer Finance (0.3%)
American Express Co.	549	91,974
Capital One Financial Corp.	396	64,140
Discover Financial Services	265	32,555
Synchrony Financial	492	24,049

		212,718

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	1,635	446,257

Insurance (0.7%)
Aflac, Inc.	618	32,216
Allstate Corp. (The)	265	33,737
American International Group, Inc.	706	38,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc, Class A	203	$58,011
Arthur J Gallagher & Co.	150	22,298
Assurant, Inc.	57	8,992
Brown & Brown, Inc.	222	12,310
Chubb Ltd.	384	66,616
Cincinnati Financial Corp.	113	12,907
Everest Re Group Ltd.	23	5,768
Globe Life, Inc.	97	8,636
Hartford Financial Services Group, Inc. (The)	309	21,707
Lincoln National Corp.	178	12,238
Loews Corp.	212	11,433
Marsh & McLennan Cos., Inc.	427	64,661
MetLife, Inc.	667	41,174
Principal Financial Group, Inc.	203	13,073
Progressive Corp. (The)	468	42,303
Prudential Financial, Inc.	337	35,452
Travelers Cos., Inc. (The)	225	34,202
W R Berkley Corp.	147	10,758
Willis Towers Watson plc	107	24,873

		612,117

Total Financials		3,584,087

Health Care (4.7%)
Biotechnology (0.7%)
AbbVie, Inc.	1,476	159,216
Amgen, Inc.	492	104,624
Biogen, Inc.*	150	42,448
Gilead Sciences, Inc.	1,036	72,365
Incyte Corp.*	147	10,111
Moderna, Inc.*	256	98,524
Regeneron Pharmaceuticals, Inc.*	69	41,757
Vertex Pharmaceuticals, Inc.*	212	38,455

		567,500

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	1,486	175,541
ABIOMED, Inc.*	38	12,370
Align Technology, Inc.*	69	45,915
Baxter International, Inc.	427	34,344
Becton Dickinson and Co.	228	56,047
Boston Scientific Corp.*	1,186	51,461
Cooper Cos., Inc. (The)	47	19,426
Danaher Corp.	536	163,180
Dentsply Sirona, Inc.	212	12,307
Dexcom, Inc.*	76	41,561
Edwards Lifesciences Corp.*	530	60,001
Hologic, Inc.*	231	17,050
IDEXX Laboratories, Inc.*	81	50,374
Intuitive Surgical, Inc.*	103	102,397
Medtronic plc	1,127	141,269
ResMed, Inc.	125	32,944
STERIS plc	72	14,708
Stryker Corp.	265	69,886
Teleflex, Inc.	47	17,698
West Pharmaceutical Services, Inc.	60	25,472
Zimmer Biomet Holdings, Inc.	162	23,710

		1,167,661

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	128	15,290
Anthem, Inc.	212	79,034
Cardinal Health, Inc.	265	13,107
Centene Corp.*	499	31,093
Cigna Corp.	327	65,452
CVS Health Corp.	1,083	91,903
DaVita, Inc.*	81	9,417
HCA Healthcare, Inc.	228	55,340
Henry Schein, Inc.*	107	8,149
Humana, Inc.	113	43,974
Laboratory Corp. of America Holdings*	81	22,797
McKesson Corp.	150	29,907
Quest Diagnostics, Inc.	107	15,548
UnitedHealth Group, Inc.	795	310,638
Universal Health Services, Inc., Class B	69	9,547

		801,196

Health Care Technology (0.0%)
Cerner Corp.	265	18,688

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	259	40,800
Bio-Rad Laboratories, Inc., Class A*	19	14,173
Bio-Techne Corp.	32	15,506
Charles River Laboratories International, Inc.*	44	18,158
Illumina, Inc.*	125	50,701
IQVIA Holdings, Inc.*	150	35,931
Mettler-Toledo International, Inc.*	23	31,680
PerkinElmer, Inc.	107	18,542
Thermo Fisher Scientific, Inc.	337	192,538
Waters Corp.*	69	24,654

		442,683

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	1,957	115,796
Catalent, Inc.*	131	17,432
Eli Lilly and Co.	699	161,504
Johnson & Johnson	2,195	354,493
Merck & Co., Inc.	2,148	161,336
Organon & Co.	212	6,951
Pfizer, Inc.	4,624	198,878
Viatris, Inc.	1,036	14,038
Zoetis, Inc.	387	75,132

		1,105,560

Total Health Care		4,103,288

Industrials (2.9%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	442	97,213
General Dynamics Corp.	196	38,422
Howmet Aerospace, Inc.	318	9,922
Huntington Ingalls Industries, Inc.	32	6,178
L3Harris Technologies, Inc.	188	41,405
Lockheed Martin Corp.	212	73,161
Northrop Grumman Corp.	134	48,260
Raytheon Technologies Corp.	1,208	103,840
Textron, Inc.	188	13,124
TransDigm Group, Inc.*	44	27,481

		459,006

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	125	10,875
Expeditors International of Washington, Inc.	147	17,512
FedEx Corp.	203	44,516
United Parcel Service, Inc., Class B	586	106,711

		179,614

Airlines (0.1%)
Alaska Air Group, Inc.*	100	5,860
American Airlines Group, Inc.*	358	7,346
Delta Air Lines, Inc.*	484	20,623
Southwest Airlines Co.*	387	19,904
United Airlines Holdings, Inc.*	197	9,371

		63,104

Building Products (0.2%)
A O Smith Corp.	134	8,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Allegion plc	81	$10,707
Carrier Global Corp.	674	34,886
Fortune Brands Home & Security, Inc.	110	9,836
Johnson Controls International plc	670	45,614
Masco Corp.	249	13,832
Trane Technologies plc	203	35,048

		158,106

Commercial Services & Supplies (0.1%)
Cintas Corp.	69	26,266
Copart, Inc.*	157	21,779
Republic Services, Inc.	178	21,371
Rollins, Inc.	175	6,183
Waste Management, Inc.	318	47,496

		123,095

Construction & Engineering (0.0%)
Quanta Services, Inc.	107	12,179

Electrical Equipment (0.2%)
AMETEK, Inc.	203	25,174
Eaton Corp. plc	358	53,453
Emerson Electric Co.	492	46,346
Generac Holdings, Inc.*	50	20,434
Rockwell Automation, Inc.	103	30,286

		175,693

Industrial Conglomerates (0.4%)
3M Co.	468	82,096
General Electric Co.	920	94,788
Honeywell International, Inc.	599	127,156
Roper Technologies, Inc.	81	36,136

		340,176

Machinery (0.6%)
Caterpillar, Inc.	468	89,842
Cummins, Inc.	137	30,765
Deere & Co.	262	87,788
Dover Corp.	128	19,904
Fortive Corp.	259	18,278
IDEX Corp.	72	14,900
Illinois Tool Works, Inc.	243	50,211
Ingersoll Rand, Inc.*	175	8,822
Otis Worldwide Corp.	340	27,975
PACCAR, Inc.	287	22,650
Parker-Hannifin Corp.	107	29,919
Pentair plc	162	11,766
Snap-on, Inc.	47	9,821
Stanley Black & Decker, Inc.	134	23,491
Westinghouse Air Brake Technologies Corp.	157	13,535
Xylem, Inc.	157	19,418

		479,085

Professional Services (0.2%)
Equifax, Inc.	103	26,102
IHS Markit Ltd.	350	40,817
Jacobs Engineering Group, Inc.	113	14,976
Leidos Holdings, Inc.	107	10,286
Nielsen Holdings plc	327	6,275
Robert Half International, Inc.	113	11,338
Verisk Analytics, Inc.	134	26,836

		136,630

Road & Rail (0.3%)
CSX Corp.	2,011	59,807
JB Hunt Transport Services, Inc.	81	13,545
Kansas City Southern	97	26,252
Norfolk Southern Corp.	225	53,831
Old Dominion Freight Line, Inc.	100	28,598
Union Pacific Corp.	586	114,862

		296,895

Trading Companies & Distributors (0.1%)
Fastenal Co.	468	24,154
United Rentals, Inc.*	69	24,214
WW Grainger, Inc.	39	15,329

		63,697

Total Industrials		2,487,280

Information Technology (9.9%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	50	17,182
Cisco Systems, Inc.	3,528	192,029
F5 Networks, Inc.*	50	9,939
Juniper Networks, Inc.	259	7,128
Motorola Solutions, Inc.	134	31,131

		257,409

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	489	35,809
CDW Corp.	125	22,752
Corning, Inc.	649	23,682
IPG Photonics Corp.*	32	5,069
Keysight Technologies, Inc.*	150	24,644
TE Connectivity Ltd.	284	38,970
Teledyne Technologies, Inc.*	44	18,902
Trimble, Inc.*	194	15,957
Zebra Technologies Corp., Class A*	44	22,678

		208,463

IT Services (1.7%)
Accenture plc, Class A	524	167,638
Akamai Technologies, Inc.*	150	15,689
Automatic Data Processing, Inc.	365	72,971
Broadridge Financial Solutions, Inc.	81	13,498
Cognizant Technology Solutions Corp., Class A	468	34,730
DXC Technology Co.*	240	8,066
Fidelity National Information Services, Inc.	512	62,300
Fiserv, Inc.*	468	50,778
FleetCor Technologies, Inc.*	81	21,163
Gartner, Inc.*	81	24,614
Global Payments, Inc.	249	39,238
International Business Machines Corp.	724	100,585
Jack Henry & Associates, Inc.	69	11,320
Mastercard, Inc., Class A	743	258,326
Paychex, Inc.	259	29,125
PayPal Holdings, Inc.*	983	255,787
VeriSign, Inc.*	81	16,606
Visa, Inc., Class A	1,432	318,978
Western Union Co. (The)	356	7,198

		1,508,610

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	877	90,243
Analog Devices, Inc.	456	76,371
Applied Materials, Inc.	749	96,419
Broadcom, Inc.	337	163,421
Enphase Energy, Inc.*	103	15,447
Intel Corp.	3,714	197,882
KLA Corp.	134	44,824
Lam Research Corp.	125	71,144
Microchip Technology, Inc.	188	28,856
Micron Technology, Inc.	914	64,876
Monolithic Power Systems, Inc.	38	18,418
NVIDIA Corp.	2,046	423,849
NXP Semiconductors NV	237	46,421
Qorvo, Inc.*	107	17,889

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	1,020	$131,560
Skyworks Solutions, Inc.	147	24,223
Teradyne, Inc.	147	16,048
Texas Instruments, Inc.	783	150,500
Xilinx, Inc.	212	32,010

		1,710,401

Software (3.3%)
Adobe, Inc.*	405	233,167
ANSYS, Inc.*	72	24,512
Autodesk, Inc.*	178	50,760
Cadence Design Systems, Inc.*	240	36,346
Ceridian HCM Holding, Inc.*	116	13,064
Citrix Systems, Inc.	107	11,489
Fortinet, Inc.*	107	31,248
Intuit, Inc.	212	114,376
Microsoft Corp.	6,384	1,799,777
NortonLifeLock, Inc.	484	12,245
Oracle Corp.	1,832	159,622
Paycom Software, Inc.*	44	21,813
PTC, Inc.*	84	10,062
salesforce.com, Inc.*	724	196,363
ServiceNow, Inc.*	178	110,764
Synopsys, Inc.*	128	38,325
Tyler Technologies, Inc.*	35	16,053

		2,879,986

Technology Hardware, Storage & Peripherals (2.4%)
Apple, Inc.	14,177	2,006,045
Hewlett Packard Enterprise Co.	1,083	15,433
HP, Inc.	1,267	34,665
NetApp, Inc.	203	18,221
Seagate Technology Holdings plc	196	16,174
Western Digital Corp.*	256	14,449

		2,104,987

Total Information Technology		8,669,856

Materials (0.9%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	188	48,149
Albemarle Corp.	107	23,430
Celanese Corp.	107	16,118
CF Industries Holdings, Inc.	197	10,997
Corteva, Inc.	662	27,857
Dow, Inc.	612	35,227
DuPont de Nemours, Inc.	296	20,125
Eastman Chemical Co.	116	11,686
Ecolab, Inc.	212	44,227
FMC Corp.	107	9,797
International Flavors & Fragrances, Inc.	334	44,662
Linde plc	442	129,674
LyondellBasell Industries NV, Class A	225	21,116
Mosaic Co. (The)	327	11,680
PPG Industries, Inc.	203	29,031
Sherwin-Williams Co. (The)	212	59,303

		543,079

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	50	17,084
Vulcan Materials Co.	107	18,100

		35,184

Containers & Packaging (0.1%)
Amcor plc	1,367	15,843
Avery Dennison Corp.	72	14,919
Ball Corp.	265	23,842
International Paper Co.	309	17,279
Packaging Corp. of America	81	11,133
Sealed Air Corp.	107	5,863
Westrock Co.	234	11,660

		100,539

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,301	42,322
Newmont Corp.	670	36,381
Nucor Corp.	249	24,524

		103,227

Total Materials		782,029

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	103	19,680
American Tower Corp. (REIT)	365	96,875
AvalonBay Communities, Inc. (REIT)	125	27,705
Boston Properties, Inc. (REIT)	113	12,244
Crown Castle International Corp. (REIT)	343	59,449
Digital Realty Trust, Inc. (REIT)	162	23,401
Duke Realty Corp. (REIT)	318	15,223
Equinix, Inc. (REIT)	72	56,889
Equity Residential (REIT)	303	24,519
Essex Property Trust, Inc. (REIT)	56	17,905
Extra Space Storage, Inc. (REIT)	103	17,303
Federal Realty Investment Trust (REIT)	69	8,141
Healthpeak Properties, Inc. (REIT)	427	14,296
Host Hotels & Resorts, Inc. (REIT)*	662	10,810
Iron Mountain, Inc. (REIT)	259	11,254
Kimco Realty Corp. (REIT)	318	6,599
Mid-America Apartment Communities, Inc. (REIT)	103	19,235
Prologis, Inc. (REIT)	536	67,230
Public Storage (REIT)	125	37,137
Realty Income Corp. (REIT)	265	17,188
Regency Centers Corp. (REIT)	131	8,820
SBA Communications Corp. (REIT)	81	26,776
Simon Property Group, Inc. (REIT)	256	33,272
UDR, Inc. (REIT)	225	11,921
Ventas, Inc. (REIT)	303	16,729
Vornado Realty Trust (REIT)	144	6,049
Welltower, Inc. (REIT)	327	26,945
Weyerhaeuser Co. (REIT)	605	21,520

		715,115

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	290	28,235

Total Real Estate		743,350

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	212	11,868
American Electric Power Co., Inc.	418	33,933
Duke Energy Corp.	599	58,456
Edison International	303	16,807
Entergy Corp.	162	16,088
Evergy, Inc.	212	13,186
Eversource Energy	259	21,176
Exelon Corp.	817	39,494
FirstEnergy Corp.	452	16,100
NextEra Energy, Inc.	1,638	128,616
NRG Energy, Inc.	212	8,656
Pinnacle West Capital Corp.	100	7,236
PPL Corp.	596	16,617
Southern Co. (The)	864	53,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	442	$27,625

		469,400

Gas Utilities (0.0%)
Atmos Energy Corp.	103	9,085

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	524	11,963

Multi-Utilities (0.3%)
Ameren Corp.	203	16,443
CenterPoint Energy, Inc.	446	10,972
CMS Energy Corp.	243	14,514
Consolidated Edison, Inc.	284	20,616
Dominion Energy, Inc.	670	48,923
DTE Energy Co.	157	17,538
NiSource, Inc.	312	7,560
Public Service Enterprise Group, Inc.	411	25,030
Sempra Energy	234	29,601
WEC Energy Group, Inc.	259	22,844

		214,041

Water Utilities (0.0%)
American Water Works Co., Inc.	147	24,849

Total Utilities		729,338

Total Common Stocks (35.4%) (Cost $22,990,134)		30,947,824

EXCHANGE TRADED FUNDS (ETF):
Equity (2.1%)
iShares Core S&P 500 ETF	3,263	1,405,766
iShares Core S&P Mid-Cap ETF	711	187,043
iShares MSCI EAFE ETF	1,138	88,775
iShares Russell 2000 ETF	476	104,125

Total Exchange Traded Funds (2.1%) (Cost $1,560,993)		1,785,709

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.1%)
United Airlines Pass-Through Trust,
Series 2020-1 A
5.875%, 10/15/27	$92,748	103,278

Corporate Bonds (39.5%)
Communication Services (3.6%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.
4.350%, 3/1/29	100,000	114,663
4.300%, 2/15/30	300,000	343,516
Verizon Communications, Inc.
4.125%, 3/16/27	100,000	113,188
4.329%, 9/21/28	200,000	229,339
4.016%, 12/3/29	195,000	220,719
3.150%, 3/22/30	125,000	133,730
2.550%, 3/21/31	200,000	202,395

		1,357,550

Entertainment (0.3%)
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	110,761
2.650%, 1/13/31	150,000	156,611

		267,372

Interactive Media & Services (0.1%)
Alphabet, Inc.
1.100%, 8/15/30	100,000	94,262

Media (1.1%)
Charter Communications Operating LLC
2.800%, 4/1/31	125,000	125,058
Comcast Corp.
3.150%, 2/15/28	100,000	108,383
4.150%, 10/15/28	190,000	218,851
3.400%, 4/1/30	225,000	246,668
Discovery Communications LLC
3.950%, 3/20/28	86,000	95,257
ViacomCBS, Inc.
2.900%, 1/15/27	135,000	143,248

		937,465

Wireless Telecommunication Services (0.6%)
T-Mobile USA, Inc.
3.750%, 4/15/27	70,000	77,001
3.875%, 4/15/30	320,000	353,616
Vodafone Group plc
4.375%, 5/30/28	80,000	91,672

		522,289

Total Communication Services		3,178,938

Consumer Discretionary (2.1%)
Automobiles (0.2%)
General Motors Co.
5.000%, 10/1/28	175,000	202,380

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.
4.625%, 4/13/30	25,000	29,653
Expedia Group, Inc.
3.250%, 2/15/30	40,000	41,269
Marriott International, Inc. Series FF
4.625%, 6/15/30	54,000	61,555
McDonald’s Corp.
2.625%, 9/1/29	150,000	156,391
2.125%, 3/1/30	75,000	75,213
Starbucks Corp.
3.550%, 8/15/29	170,000	187,724

		551,805

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.
3.150%, 8/22/27	125,000	137,022
2.100%, 5/12/31	152,000	153,794

		290,816

Specialty Retail (0.8%)
Home Depot, Inc. (The)
3.900%, 12/6/28	200,000	228,520
2.950%, 6/15/29	100,000	107,568
Lowe’s Cos., Inc.
1.700%, 10/15/30	125,000	119,240
2.625%, 4/1/31	190,000	194,308

		649,636

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.850%, 3/27/30	100,000	107,177

Total Consumer Discretionary		1,801,814

Consumer Staples (2.5%)
Beverages (1.3%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	300,000	352,404
4.900%, 1/23/31	40,000	48,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Coca-Cola Co. (The)
1.450%, 6/1/27	$215,000	$216,283
2.125%, 9/6/29	100,000	102,411
Constellation Brands, Inc.
3.150%, 8/1/29	75,000	80,069
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	115,853
PepsiCo, Inc.
2.375%, 10/6/26	125,000	132,365
1.625%, 5/1/30	75,000	73,392

		1,121,243

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
1.600%, 4/20/30	163,000	158,692
Sysco Corp.
3.250%, 7/15/27	50,000	54,074
2.400%, 2/15/30	50,000	50,862

		263,628

Food Products (0.1%)
Unilever Capital Corp.
3.500%, 3/22/28	100,000	110,863

Household Products (0.1%)
Procter & Gamble Co. (The)
3.000%, 3/25/30	100,000	108,924

Tobacco (0.7%)
Altria Group, Inc.
4.800%, 2/14/29	150,000	171,854
BAT Capital Corp.
3.557%, 8/15/27	230,000	247,343
2.726%, 3/25/31	110,000	108,062
Philip Morris International, Inc.
3.375%, 8/15/29	64,000	70,200

		597,459

Total Consumer Staples		2,202,117

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	300,000	343,320
1.749%, 8/10/30	105,000	101,978
Chevron Corp.
2.236%, 5/11/30	70,000	71,716
ConocoPhillips
3.750%, 10/1/27§	75,000	83,421
ConocoPhillips Co.
6.950%, 4/15/29	75,000	100,108
Energy Transfer LP
5.500%, 6/1/27	115,000	134,931
4.950%, 6/15/28	150,000	171,785
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	227,328
Exxon Mobil Corp.
3.294%, 3/19/27	175,000	191,663
3.482%, 3/19/30	100,000	111,235
Kinder Morgan, Inc.
4.300%, 3/1/28	125,000	141,659
MPLX LP
4.000%, 3/15/28	155,000	171,175
2.650%, 8/15/30	50,000	50,176
ONEOK, Inc.
4.000%, 7/13/27	150,000	165,370
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	160,000	184,014
TotalEnergies Capital International SA
2.829%, 1/10/30	130,000	138,073
TransCanada PipeLines Ltd.
4.100%, 4/15/30	45,000	51,087
Valero Energy Corp.
4.000%, 4/1/29	93,000	102,080
Williams Cos., Inc. (The)
3.750%, 6/15/27	185,000	203,485

Total Energy		2,744,604

Financials (13.4%)
Banks (9.5%)
Bank of America Corp.
4.250%, 10/22/26	200,000	225,140
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	600,000	649,247
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	500,000	505,732
(SOFR + 1.53%), 1.898%, 7/23/31(k)	100,000	96,293
(SOFR + 1.32%), 2.687%, 4/22/32(k)	200,000	203,441
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31(k)	250,000	250,695
Citigroup, Inc.
3.200%, 10/21/26	175,000	188,618
4.450%, 9/29/27	330,000	374,601
(SOFR + 3.91%), 4.412%, 3/31/31(k)	300,000	344,894
(SOFR + 2.11%), 2.572%, 6/3/31(k)	100,000	101,912
HSBC Holdings plc
4.375%, 11/23/26	200,000	222,502
4.950%, 3/31/30	300,000	355,978
JPMorgan Chase & Co.
2.950%, 10/1/26	445,000	477,030
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	100,000	109,967
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	190,000	206,461
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	460,000	529,768
(SOFR + 1.25%), 2.580%, 4/22/32(k)	100,000	101,397
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	200,000	217,367
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	325,000	361,140
Mizuho Financial Group, Inc.
4.018%, 3/5/28	200,000	225,232
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)	200,000	235,755
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	250,000	276,296
Santander Holdings USA, Inc.
4.400%, 7/13/27	100,000	112,142
Sumitomo Mitsui Financial Group, Inc.
3.040%, 7/16/29	450,000	476,293
Truist Financial Corp.
3.875%, 3/19/29	100,000	112,368
(SOFR + 0.86%), 1.887%, 6/7/29(k)	50,000	49,863
US Bancorp
1.375%, 7/22/30	150,000	142,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
4.300%, 7/22/27	$250,000	$283,596
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	245,000	267,328
(SOFR + 1.43%), 2.879%, 10/30/30(k)	255,000	266,439
Westpac Banking Corp.
2.650%, 1/16/30	200,000	211,835
2.150%, 6/3/31	100,000	100,571

		8,282,640

Capital Markets (2.7%)
Bank of New York Mellon Corp. (The)
3.300%, 8/23/29	200,000	218,519
BlackRock, Inc.
1.900%, 1/28/31	173,000	171,414
Charles Schwab Corp. (The)
2.000%, 3/20/28	50,000	51,018
3.250%, 5/22/29	100,000	108,903
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	150,000	164,546
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	100,000	112,911
3.800%, 3/15/30	350,000	388,520
(SOFR + 1.28%), 2.615%, 4/22/32(k)	110,000	111,140
(SOFR + 1.25%), 2.383%, 7/21/32(k)	100,000	98,909
Morgan Stanley
3.950%, 4/23/27	450,000	499,640
(SOFR + 1.14%), 2.699%, 1/22/31(k)	400,000	412,892

		2,338,412

Consumer Finance (0.6%)
Capital One Financial Corp.
3.800%, 1/31/28	125,000	138,769
John Deere Capital Corp.
1.450%, 1/15/31	130,000	124,215
Toyota Motor Credit Corp.
3.375%, 4/1/30	240,000	264,352

		527,336

Diversified Financial Services (0.3%)
Shell International Finance BV
2.375%, 11/7/29	240,000	248,499

Insurance (0.3%)
American International Group, Inc.
4.250%, 3/15/29	150,000	171,836
Aon Corp.
2.800%, 5/15/30	100,000	103,773

		275,609

Total Financials		11,672,496

Health Care (3.9%)
Biotechnology (0.8%)
AbbVie, Inc.
2.950%, 11/21/26	58,000	62,106
4.250%, 11/14/28	200,000	229,063
3.200%, 11/21/29	150,000	161,776
Amgen, Inc.
2.200%, 2/21/27	50,000	51,679
2.300%, 2/25/31	200,000	199,720

		704,344

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.700%, 6/6/27	69,000	76,270

Health Care Providers & Services (1.5%)
Anthem, Inc.
4.101%, 3/1/28	100,000	113,233
2.550%, 3/15/31	100,000	102,560
Cigna Corp.
3.050%, 10/15/27	80,000	86,128
4.375%, 10/15/28	140,000	161,686
CVS Health Corp.
4.300%, 3/25/28	155,000	176,554
3.250%, 8/15/29	300,000	322,318
HCA, Inc.
4.125%, 6/15/29	115,000	128,117
UnitedHealth Group, Inc.
3.375%, 4/15/27	175,000	192,641
2.300%, 5/15/31	50,000	50,994

		1,334,231

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
2.600%, 10/1/29	30,000	31,354
4.497%, 3/25/30	50,000	59,070

		90,424

Pharmaceuticals (1.4%)
Astrazeneca Finance LLC
1.750%, 5/28/28	50,000	50,236
AstraZeneca plc
1.375%, 8/6/30	100,000	94,888
Bristol-Myers Squibb Co.
1.125%, 11/13/27	100,000	98,743
3.450%, 11/15/27	130,000	144,064
3.400%, 7/26/29	75,000	83,023
Johnson & Johnson
0.950%, 9/1/27	125,000	122,239
1.300%, 9/1/30	50,000	48,174
Novartis Capital Corp.
2.200%, 8/14/30	75,000	76,797
Pfizer, Inc.
3.000%, 12/15/26	115,000	125,619
2.625%, 4/1/30	100,000	105,451
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	196,280
Viatris, Inc.
2.700%, 6/22/30§	75,000	75,513

		1,221,027

Total Health Care		3,426,296

Industrials (3.2%)
Aerospace & Defense (1.4%)
Boeing Co. (The)
5.040%, 5/1/27	175,000	200,983
5.150%, 5/1/30	300,000	350,686
General Dynamics Corp.
3.625%, 4/1/30	125,000	140,416
Northrop Grumman Corp.
3.250%, 1/15/28	150,000	161,868
Raytheon Technologies Corp.
4.125%, 11/16/28	320,000	364,048

		1,218,001

Air Freight & Logistics (0.3%)
FedEx Corp.
3.100%, 8/5/29	125,000	132,937
United Parcel Service, Inc.
3.050%, 11/15/27	101,000	110,813

		243,750

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	125,000	128,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Industrial Conglomerates (0.8%)
3M Co.
2.875%, 10/15/27	$100,000	$108,048
2.375%, 8/26/29	50,000	51,802
General Electric Co.
3.625%, 5/1/30	200,000	222,289
Honeywell International, Inc.
1.950%, 6/1/30	120,000	120,213
Roper Technologies, Inc.
2.950%, 9/15/29	150,000	158,613

		660,965

Machinery (0.2%)
Deere & Co.
5.375%, 10/16/29	125,000	157,145

Road & Rail (0.3%)
CSX Corp.
3.250%, 6/1/27	125,000	136,098
Union Pacific Corp.
3.700%, 3/1/29	140,000	155,829

		291,927

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.000%, 2/1/30	100,000	101,096

Total Industrials		2,801,733

Information Technology (3.3%)
IT Services (0.8%)
Fiserv, Inc.
3.500%, 7/1/29	175,000	190,544
International Business Machines Corp.
6.220%, 8/1/27	75,000	93,912
3.500%, 5/15/29	100,000	110,324
Mastercard, Inc.
2.950%, 6/1/29	125,000	134,773
PayPal Holdings, Inc.
2.850%, 10/1/29	79,000	84,045
Visa, Inc.
2.050%, 4/15/30	100,000	101,314

		714,912

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom, Inc.
3.137%, 11/15/35§	210,000	206,954
3.187%, 11/15/36§	420,000	418,088
Intel Corp.
3.150%, 5/11/27	25,000	27,289
3.900%, 3/25/30	75,000	85,855
NVIDIA Corp.
2.850%, 4/1/30	100,000	107,125
QUALCOMM, Inc.
3.250%, 5/20/27	63,000	69,052

		914,363

Software (0.7%)
Microsoft Corp.
3.300%, 2/6/27	200,000	220,991
Oracle Corp.
3.250%, 11/15/27	270,000	291,927
salesforce.com, Inc.
3.700%, 4/11/28	75,000	84,319

		597,237

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
2.900%, 9/12/27	205,000	221,866
1.200%, 2/8/28	50,000	48,982
1.250%, 8/20/30	50,000	47,178
1.650%, 2/8/31	250,000	243,331
Dell International LLC
5.300%, 10/1/29	50,000	60,376

		621,733

Total Information Technology		2,848,245

Materials (0.3%)
Chemicals (0.1%)
Dow Chemical Co. (The)
2.100%, 11/15/30	100,000	98,945

Containers & Packaging (0.2%)
WRKCo., Inc.
4.900%, 3/15/29	130,000	153,625

Total Materials		252,570

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	65,000	72,648
American Tower Corp. (REIT)
3.375%, 10/15/26	125,000	135,011
1.875%, 10/15/30	110,000	105,315
Boston Properties LP (REIT)
2.750%, 10/1/26	75,000	79,090
Crown Castle International Corp. (REIT)
3.800%, 2/15/28	125,000	137,429
2.250%, 1/15/31	50,000	48,861
Equinix, Inc. (REIT)
3.200%, 11/18/29	115,000	121,379
Prologis LP (REIT)
2.250%, 4/15/30	100,000	101,158
Simon Property Group LP (REIT)
1.750%, 2/1/28	175,000	173,189
Welltower, Inc. (REIT)
2.800%, 6/1/31	100,000	102,950

Total Real Estate		1,077,030

Utilities (2.8%)
Electric Utilities (2.3%)
American Electric Power Co., Inc.
2.300%, 3/1/30	50,000	49,707
Series J
4.300%, 12/1/28	75,000	85,419
Duke Energy Corp.
3.150%, 8/15/27	230,000	247,402
2.450%, 6/1/30	280,000	283,042
Entergy Corp.
1.900%, 6/15/28	50,000	49,361
2.800%, 6/15/30	140,000	143,750
Eversource Energy
Series R
1.650%, 8/15/30	120,000	113,630
Exelon Corp.
4.050%, 4/15/30	150,000	169,485
Nevada Power Co.
Series CC
3.700%, 5/1/29	80,000	88,953
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	200,000	218,762
2.250%, 6/1/30	50,000	50,202
Pacific Gas and Electric Co.
4.550%, 7/1/30	125,000	135,294
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	148,212
Southern Co. (The)
Series A
3.700%, 4/30/30	185,000	202,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Xcel Energy, Inc.
2.600%, 12/1/29	$50,000	$51,698

		2,037,860

Multi-Utilities (0.5%)
Berkshire Hathaway Energy Co.
3.250%, 4/15/28	80,000	86,826
Dominion Energy, Inc.
4.250%, 6/1/28	75,000	85,213
Series C
3.375%, 4/1/30	100,000	108,195
Sempra Energy
3.400%, 2/1/28	130,000	140,617

		420,851

Total Utilities		2,458,711

Total Corporate Bonds		34,464,554

Total Long-Term Debt Securities (39.6%) (Cost $34,285,230)		34,567,832

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (21.0%)
JPMorgan Prime Money Market Fund, IM Shares	18,362,617	18,371,799

Total Short-Term Investment (21.0%) (Cost $18,371,764)		18,371,799

Total Investments in Securities (98.1%) (Cost $77,208,121)		85,673,164
Other Assets Less Liabilities (1.9%)		1,694,100

Net Assets (100%)		$87,367,264

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $783,976 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	132	12/2021	USD	14,962,200	(720,855)
Russell 2000 E-Mini Index	23	12/2021	USD	2,530,920	(52,412)
S&P Midcap 400 E-Mini Index	7	12/2021	USD	1,843,240	(50,554)

					(823,821)

Short Contracts
S&P 500 E-Mini Index	(6)	12/2021	USD	(1,289,325)	18,632

					18,632

					(805,189)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$103,278	$—	$103,278
Common Stocks
Communication Services	3,478,603	—	—	3,478,603
Consumer Discretionary	3,772,842	—	—	3,772,842
Consumer Staples	1,772,518	—	—	1,772,518
Energy	824,633	—	—	824,633
Financials	3,584,087	—	—	3,584,087
Health Care	4,103,288	—	—	4,103,288
Industrials	2,487,280	—	—	2,487,280
Information Technology	8,669,856	—	—	8,669,856
Materials	782,029	—	—	782,029
Real Estate	743,350	—	—	743,350
Utilities	729,338	—	—	729,338
Corporate Bonds
Communication Services	—	3,178,938	—	3,178,938
Consumer Discretionary	—	1,801,814	—	1,801,814
Consumer Staples	—	2,202,117	—	2,202,117
Energy	—	2,744,604	—	2,744,604
Financials	—	11,672,496	—	11,672,496
Health Care	—	3,426,296	—	3,426,296
Industrials	—	2,801,733	—	2,801,733
Information Technology	—	2,848,245	—	2,848,245
Materials	—	252,570	—	252,570
Real Estate	—	1,077,030	—	1,077,030
Utilities	—	2,458,711	—	2,458,711
Exchange Traded Funds	1,785,709	—	—	1,785,709
Futures	18,632	—	—	18,632
Short-Term Investment
Investment Company	18,371,799	—	—	18,371,799

Total Assets	$51,123,964	$34,567,832	$—	$85,691,796

Liabilities:
Futures	$(823,821)	$—	$—	$(823,821)

Total Liabilities	$(823,821)	$—	$—	$(823,821)

Total	$50,300,143	$34,567,832	$—	$84,867,975

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,701,092
Aggregate gross unrealized depreciation	(1,461,278)

Net unrealized appreciation	$7,239,814

Federal income tax cost of investments in securities and derivative instruments, if applicable	$77,628,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.1%)
Entertainment (1.1%)
Liberty Media Corp.-Liberty Formula One, Class C*	331,266	$17,030,385

Total Communication Services		17,030,385

Consumer Discretionary (9.0%)
Auto Components (0.5%)
Visteon Corp.*	80,875	7,633,791

Diversified Consumer Services (1.6%)
Coursera, Inc.*	42,297	1,338,700
Frontdoor, Inc.*	275,979	11,563,520
Terminix Global Holdings, Inc.*	270,860	11,286,736

		24,188,956

Hotels, Restaurants & Leisure (1.7%)
Aramark	367,427	12,073,651
Entain plc*	492,976	14,111,906

		26,185,557

Internet & Direct Marketing Retail (1.1%)
Wayfair, Inc., Class A*	68,050	17,387,455

Specialty Retail (3.0%)
Burlington Stores, Inc.*	39,888	11,311,040
CarMax, Inc.*	234,305	29,981,668
Vroom, Inc.(x)*	225,397	4,974,512

		46,267,220

Textiles, Apparel & Luxury Goods (1.1%)
Gildan Activewear, Inc.	477,901	17,448,166
On Holding AG, Class A*	2,186	65,864

		17,514,030

Total Consumer Discretionary		139,177,009

Consumer Staples (0.1%)
Personal Products (0.1%)
Olaplex Holdings, Inc.*	80,002	1,960,049

Total Consumer Staples		1,960,049

Financials (12.9%)
Banks (1.2%)
SVB Financial Group*	28,680	18,552,518

Capital Markets (5.6%)
Cboe Global Markets, Inc.	99,650	12,342,649
Charles Schwab Corp. (The)	132,617	9,659,822
LPL Financial Holdings, Inc.	351,401	55,085,621
MSCI, Inc.	15,016	9,134,834

		86,222,926

Insurance (6.1%)
Aon plc, Class A	92,911	26,551,176
Intact Financial Corp.	236,891	31,323,626
Oscar Health, Inc., Class A*	104,608	1,819,133
Ryan Specialty Group Holdings, Inc., Class A*	326,924	11,072,916
W R Berkley Corp.	334,533	24,481,125

		95,247,976

Total Financials		200,023,420

Health Care (17.0%)
Biotechnology (2.5%)
Abcam plc (ADR)*	197,062	3,994,447
Ascendis Pharma A/S (ADR)*	45,329	7,224,989
BioMarin Pharmaceutical, Inc.*	117,425	9,075,778
Emergent BioSolutions, Inc.*	40,416	2,023,629
Neurocrine Biosciences, Inc.*	104,934	10,064,220
Sarepta Therapeutics, Inc.*	74,979	6,934,058

		39,317,121

Health Care Equipment & Supplies (8.0%)
Boston Scientific Corp.*	810,661	35,174,581
Cooper Cos., Inc. (The)	75,177	31,071,406
Dentsply Sirona, Inc.	246,137	14,288,253
ICU Medical, Inc.*	72,137	16,835,333
STERIS plc	71,581	14,622,567
Teleflex, Inc.	31,575	11,889,566

		123,881,706

Life Sciences Tools & Services (3.9%)
ICON plc*	58,410	15,304,588
Illumina, Inc.*	27,912	11,321,386
PerkinElmer, Inc.	97,230	16,848,987
Waters Corp.*	48,493	17,326,549

		60,801,510

Pharmaceuticals (2.6%)
Catalent, Inc.*	208,208	27,706,238
Elanco Animal Health, Inc.*	398,438	12,706,188

		40,412,426

Total Health Care		264,412,763

Industrials (14.2%)
Aerospace & Defense (1.4%)
L3Harris Technologies, Inc.	100,080	22,041,619

Airlines (1.0%)
Ryanair Holdings plc (ADR)*	143,880	15,835,433

Commercial Services & Supplies (2.2%)
Cimpress plc*	120,494	10,462,494
Ritchie Bros Auctioneers, Inc.	372,708	22,981,175

		33,443,669

Electrical Equipment (2.2%)
Sensata Technologies Holding plc*	634,542	34,722,138

Machinery (3.2%)
Ingersoll Rand, Inc.*	382,122	19,262,770
Rexnord Corp.	302,204	19,428,695
Westinghouse Air Brake Technologies Corp.	127,502	10,991,948

		49,683,413

Professional Services (0.8%)
Verisk Analytics, Inc.	62,495	12,515,874

Road & Rail (2.2%)
JB Hunt Transport Services, Inc.	205,562	34,374,078

Trading Companies & Distributors (1.2%)
Ferguson plc	129,260	17,918,387

Total Industrials		220,534,611

Information Technology (37.0%)
Electronic Equipment, Instruments & Components (6.4%)
Flex Ltd.*	1,167,402	20,639,667
National Instruments Corp.	456,065	17,891,430
TE Connectivity Ltd.	280,614	38,505,853
Teledyne Technologies, Inc.*	51,755	22,232,913

		99,269,863

IT Services (11.4%)
Amdocs Ltd.	367,228	27,802,832
Broadridge Financial Solutions, Inc.	221,471	36,905,927
Edenred	27,929	1,504,276
Fidelity National Information Services, Inc.	178,386	21,706,009
Global Payments, Inc.	125,979	19,851,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
GoDaddy, Inc., Class A*	380,771	$26,539,739
WEX, Inc.*	167,619	29,524,411
Wix.com Ltd.*	65,627	12,860,923

		176,695,888

Semiconductors & Semiconductor Equipment (7.9%)
KLA Corp.	117,151	39,188,181
Lam Research Corp.	32,021	18,224,752
Microchip Technology, Inc.	149,518	22,949,518
NXP Semiconductors NV	60,866	11,921,823
ON Semiconductor Corp.*	675,522	30,918,642

		123,202,916

Software (11.3%)
Atlassian Corp. plc, Class A*	35,175	13,768,199
Ceridian HCM Holding, Inc.*	250,010	28,156,126
Constellation Software, Inc.	23,866	39,098,711
Dolby Laboratories, Inc., Class A	108,699	9,565,512
Dynatrace, Inc.*	108,052	7,668,450
j2 Global, Inc.*	62,227	8,501,453
Nice Ltd. (ADR)(x)*	89,777	25,500,259
SS&C Technologies Holdings, Inc.	557,085	38,661,699
Topicus.com, Inc.*	43,741	4,592,701

		175,513,110

Total Information Technology		574,681,777

Materials (0.7%)
Containers & Packaging (0.7%)
Sealed Air Corp.	208,816	11,441,029

Total Materials		11,441,029

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Lamar Advertising Co. (REIT), Class A	242,134	27,470,102

Real Estate Management & Development (0.6%)
Redfin Corp.(x)*	177,606	8,898,061

Total Real Estate		36,368,163

Utilities (1.4%)
Electric Utilities (1.4%)
Alliant Energy Corp.	384,821	21,542,280

Total Utilities		21,542,280

Total Common Stocks (95.7%) (Cost $919,714,462)		1,487,171,486

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)* (Cost $—)	29	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, IM Shares	44,047,695	44,069,719

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $946,228, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $965,152.(xx)	946,227	946,227
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $13,396, collateralized by various Common Stocks; total market value $14,885.(xx)	13,396	13,396

Total Repurchase Agreements		1,059,623

Total Short-Term Investments (2.9%) (Cost $45,133,413)		45,129,342

Total Investments in Securities (98.6%) (Cost $964,847,875)		1,532,300,828
Other Assets Less Liabilities (1.4%)		22,250,723

Net Assets (100%)		$1,554,551,551

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $11,435,556. This was collateralized by $11,179,976 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/7/21 – 8/15/50 and by cash of $1,059,623 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

Country Diversification

As a Percentage of Total Net Assets
Canada	7.1%
China	0.8
Denmark	0.5
France	0.1
Ireland	2.7
Israel	2.5
Netherlands	0.3
Switzerland	0.0 #
United Kingdom	1.1
United States	83.5
Cash and Other	1.4

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$17,030,385	$—	$—		$17,030,385
Consumer Discretionary	125,065,103	14,111,906	—		139,177,009
Consumer Staples	1,960,049	—	—		1,960,049
Financials	200,023,420	—	—		200,023,420
Health Care	264,412,763	—	—		264,412,763
Industrials	202,616,224	17,918,387	—		220,534,611
Information Technology	573,177,501	1,504,276	—		574,681,777
Materials	11,441,029	—	—		11,441,029
Real Estate	36,368,163	—	—		36,368,163
Utilities	21,542,280	—	—		21,542,280
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	44,069,719	—	—		44,069,719
Repurchase Agreements	—	1,059,623	—		1,059,623

Total Assets	$1,497,706,636	$34,594,192	$—		$1,532,300,828

Total Liabilities	$—	$—	$—		$—

Total	$1,497,706,636	$34,594,192	$—		$1,532,300,828

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$584,258,193
Aggregate gross unrealized depreciation	(20,877,763)

Net unrealized appreciation	$563,380,430

Federal income tax cost of investments in securities and derivative instruments, if applicable	$968,920,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (35.2%)
iShares 1-3 Year Treasury Bond ETF	502,643	$43,302,694
iShares 3-7 Year Treasury Bond ETF	184,144	23,970,025
iShares 7-10 Year Treasury Bond ETF	65,440	7,539,997
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	33,023,986

Total Fixed Income		107,836,702

Equity (17.6%)
Vanguard S&P 500 ETF	136,480	53,827,712

Total Exchange Traded Funds (52.8%) (Cost $143,329,213)		161,664,414

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (3.1%)
U.S. Treasury Notes
1.375%, 1/31/22#	$9,349,000	9,389,981

Total Long-Term Debt Securities (3.1%) (Cost $9,388,388)		9,389,981

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (31.8%)
FFCB
0.00%, 10/1/21(o)(p)	13,000,000	13,000,000
0.04%, 10/8/21(o)(p)	12,000,000	11,999,883
0.10%, 10/28/21(o)(p)	14,500,000	14,498,920
0.09%, 11/10/21(o)(p)	1,500,000	1,499,848
FHLB
0.00%, 10/1/21(o)(p)	10,000,000	10,000,000
0.04%, 10/13/21(o)(p)	19,000,000	18,999,745
0.08%, 11/3/21(o)(p)	3,500,000	3,499,745
0.07%, 11/10/21(o)(p)	5,000,000	4,999,602
0.06%, 12/8/21(o)(p)	2,000,000	1,999,771
0.06%, 12/22/21(o)(p)	3,000,000	2,999,566
FNMA
0.06%, 12/1/21(o)(p)	14,000,000	13,998,586

Total U.S. Government Agency Securities		97,495,666

U.S. Treasury Obligations (13.1%)
U.S. Treasury Bills
0.02%, 10/5/21(p)	40,000,000	39,999,900

Total Short-Term Investments (44.9%) (Cost $137,497,603)		137,495,566

Total Investments in Securities (100.8%) (Cost $290,215,204)		308,549,961
Other Assets Less Liabilities (-0.8%)		(2,588,531)

Net Assets (100%)		$305,961,430

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,356,836.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2021.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	652	12/2021	EUR	30,572,285	(637,943)
FTSE 100 Index	144	12/2021	GBP	13,724,401	130,725
Russell 2000 E-Mini Index	300	12/2021	USD	33,012,000	(671,954)
S&P 500 E-Mini Index	237	12/2021	USD	50,928,338	(2,198,451)
TOPIX Index	88	12/2021	JPY	16,054,989	(192,295)

					(3,569,918)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$161,664,414	$—	$—	$161,664,414
Futures	130,725	—	—	130,725
Short-Term Investments
U.S. Government Agency Securities	—	97,495,666	—	97,495,666
U.S. Treasury Obligations	—	39,999,900	—	39,999,900
U.S. Treasury Obligations	—	9,389,981	—	9,389,981

Total Assets	$161,795,139	$146,885,547	$—	$308,680,686

Liabilities:
Futures	$(3,700,643)	$—	$—	$(3,700,643)

Total Liabilities	$(3,700,643)	$—	$—	$(3,700,643)

Total	$158,094,496	$146,885,547	$—	$304,980,043

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,704,038
Aggregate gross unrealized depreciation	(4,279,447)

Net unrealized appreciation	$12,424,591

Federal income tax cost of investments in securities and derivative instruments, if applicable	$292,555,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.2%)
Entertainment (1.0%)
Electronic Arts, Inc.	59,600	$8,478,100

Interactive Media & Services (0.9%)
Alphabet, Inc., Class A*	2,900	7,753,208

Media (3.9%)
Altice USA, Inc., Class A*	153,826	3,187,275
Charter Communications, Inc., Class A*	10,806	7,862,013
Comcast Corp., Class A	390,400	21,835,072

		32,884,360

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	23,724	3,030,978

Total Communication Services		52,146,646

Consumer Discretionary (6.8%)
Automobiles (1.4%)
General Motors Co.*	228,930	12,066,900

Hotels, Restaurants & Leisure (3.9%)
Booking Holdings, Inc.*	1,700	4,035,579
Royal Caribbean Cruises Ltd.*	329,000	29,264,550

		33,300,129

Household Durables (0.2%)
Newell Brands, Inc.	51,200	1,133,568

Multiline Retail (0.5%)
Kohl’s Corp.	93,400	4,398,206

Textiles, Apparel & Luxury Goods (0.8%)
Tapestry, Inc.	183,667	6,799,353

Total Consumer Discretionary		57,698,156

Consumer Staples (9.0%)
Beverages (2.0%)
Coca-Cola Co. (The)	332,500	17,446,275

Food & Staples Retailing (4.2%)
BJ’s Wholesale Club Holdings, Inc.*	89,700	4,926,324
US Foods Holding Corp.*	876,200	30,369,092

		35,295,416

Food Products (2.3%)
Lamb Weston Holdings, Inc.	322,200	19,773,414

Household Products (0.5%)
Kimberly-Clark Corp.	30,200	3,999,688

Total Consumer Staples		76,514,793

Energy (7.6%)
Oil, Gas & Consumable Fuels (7.6%)
Chevron Corp.	148,000	15,014,600
Diamondback Energy, Inc.	149,400	14,143,698
Hess Corp.	42,300	3,304,053
Occidental Petroleum Corp.	241,200	7,134,696
Phillips 66	153,600	10,756,608
Pioneer Natural Resources Co.	83,305	13,871,115

Total Energy		64,224,770

Financials (20.3%)
Banks (12.6%)
Bank of America Corp.	721,000	30,606,450
Citigroup, Inc.	145,055	10,179,960
People’s United Financial, Inc.	791,400	13,825,758
Truist Financial Corp.	300,500	17,624,325
Wells Fargo & Co.	747,800	34,705,398

		106,941,891

Capital Markets (3.7%)
Intercontinental Exchange, Inc.	78,600	9,024,852
State Street Corp.	261,800	22,179,696

		31,204,548

Insurance (4.0%)
American International Group, Inc.	325,900	17,888,651
Prudential Financial, Inc.	82,100	8,636,920
Willis Towers Watson plc	31,600	7,345,736

		33,871,307

Total Financials		172,017,746

Health Care (15.7%)
Biotechnology (6.1%)
AbbVie, Inc.	122,700	13,235,649
Biogen, Inc.*	19,200	5,433,408
BioMarin Pharmaceutical, Inc.*	31,900	2,465,551
Neurocrine Biosciences, Inc.*	52,900	5,073,639
Regeneron Pharmaceuticals, Inc.*	21,800	13,192,924
Vertex Pharmaceuticals, Inc.*	66,500	12,062,435

		51,463,606

Health Care Equipment & Supplies (2.2%)
Zimmer Biomet Holdings, Inc.	125,300	18,338,908

Health Care Providers & Services (4.8%)
Centene Corp.*	173,700	10,823,247
Cigna Corp.	111,500	22,317,840
McKesson Corp.	40,300	8,035,014

		41,176,101

Pharmaceuticals (2.6%)
Bristol-Myers Squibb Co.	317,700	18,798,309
Organon & Co.	98,800	3,239,652

		22,037,961

Total Health Care		133,016,576

Industrials (15.2%)
Aerospace & Defense (4.8%)
Boeing Co. (The)*	91,500	20,124,510
Raytheon Technologies Corp.	241,700	20,776,532

		40,901,042

Air Freight & Logistics (1.8%)
FedEx Corp.	67,800	14,867,862

Airlines (1.5%)
Delta Air Lines, Inc.*	39,400	1,678,834
Spirit Airlines, Inc.*	239,990	6,225,341
United Airlines Holdings, Inc.*	109,200	5,194,644

		13,098,819

Building Products (1.2%)
Carrier Global Corp.	94,100	4,870,616
Trane Technologies plc	31,400	5,421,210

		10,291,826

Electrical Equipment (0.5%)
Eaton Corp. plc	26,400	3,941,784

Industrial Conglomerates (1.7%)
Honeywell International, Inc.	67,300	14,286,444

Machinery (1.4%)
Parker-Hannifin Corp.	41,900	11,716,078

Road & Rail (1.8%)
Lyft, Inc., Class A*	98,500	5,278,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	32,300	$7,727,775
Union Pacific Corp.	9,800	1,920,898

		14,927,288

Trading Companies & Distributors (0.5%)
Herc Holdings, Inc.*	14,200	2,321,132
United Rentals, Inc.*	6,800	2,386,324

		4,707,456

Total Industrials		128,738,599

Information Technology (4.8%)
IT Services (2.4%)
Sabre Corp.*	528,900	6,262,176
WEX, Inc.*	81,600	14,373,024

		20,635,200

Semiconductors & Semiconductor Equipment (0.4%)
Intel Corp.	61,300	3,266,064

Technology Hardware, Storage & Peripherals (2.0%)
Hewlett Packard Enterprise Co.	315,500	4,495,875
Seagate Technology Holdings plc	144,300	11,907,636

		16,403,511

Total Information Technology		40,304,775

Materials (9.1%)
Chemicals (5.0%)
Celanese Corp.	120,600	18,167,184
Eastman Chemical Co.	36,151	3,641,852
FMC Corp.	184,600	16,901,976
Westlake Chemical Corp.	39,400	3,590,916

		42,301,928

Metals & Mining (4.1%)
Alcoa Corp.*	276,600	13,536,804
Freeport-McMoRan, Inc.	642,400	20,897,272

		34,434,076

Total Materials		76,736,004

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
AvalonBay Communities, Inc. (REIT)	36,600	8,112,024
CyrusOne, Inc. (REIT)	44,200	3,421,522
Host Hotels & Resorts, Inc. (REIT)*	831,400	13,576,762

Total Real Estate		25,110,308

Utilities (0.2%)
Electric Utilities (0.2%)
Edison International	35,300	1,958,091

Total Utilities		1,958,091

Total Common Stocks (97.9%) (Cost $702,531,142)		828,466,464

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (3.5%)
FFCB
0.00%, 10/1/21(o)(p)	$25,029,000	25,029,000
FHLB
0.00%, 10/1/21(o)(p)	5,000,000	5,000,000

Total U.S. Government Agency Securities		30,029,000

Total Short-Term Investments (3.5%) (Cost $30,029,000)		30,029,000

Total Investments in Securities (101.4%) (Cost $732,560,142)		858,495,464
Other Assets Less Liabilities (-1.4%)		(11,939,578)

Net Assets (100%)		$846,555,886

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2021.

(p)	Yield to maturity.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$52,146,646	$—	$—	$52,146,646
Consumer Discretionary	57,698,156	—	—	57,698,156
Consumer Staples	76,514,793	—	—	76,514,793
Energy	64,224,770	—	—	64,224,770
Financials	172,017,746	—	—	172,017,746
Health Care	133,016,576	—	—	133,016,576
Industrials	128,738,599	—	—	128,738,599
Information Technology	40,304,775	—	—	40,304,775
Materials	76,736,004	—	—	76,736,004
Real Estate	25,110,308	—	—	25,110,308
Utilities	1,958,091	—	—	1,958,091
Short-Term Investments
U.S. Government Agency Securities	—	30,029,000	—	30,029,000

Total Assets	$828,466,464	$30,029,000	$—	$858,495,464

Total Liabilities	$—	$—	$—	$—

Total	$828,466,464	$30,029,000	$—	$858,495,464

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,640,832
Aggregate gross unrealized depreciation	(12,663,572)

Net unrealized appreciation	$123,977,260

Federal income tax cost of investments in securities and derivative instruments, if applicable	$734,518,204

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.5%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	252,396	$6,817,216
Cogent Communications Holdings, Inc.	101,370	7,181,051
Lumen Technologies, Inc.	33,152	410,753
Verizon Communications, Inc.	146,351	7,904,418

		22,313,438

Entertainment (1.2%)
Activision Blizzard, Inc.	46,829	3,624,096
Electronic Arts, Inc.	9,965	1,417,521
Live Nation Entertainment, Inc.*	4,658	424,484
Netflix, Inc.*	23,148	14,128,150
Take-Two Interactive Software, Inc.*	4,143	638,312
Walt Disney Co. (The)*	64,235	10,866,635

		31,099,198

Interactive Media & Services (6.8%)
Alphabet, Inc., Class A*	16,054	42,920,690
Alphabet, Inc., Class C*	21,464	57,208,214
Facebook, Inc., Class A*	188,547	63,990,966
Match Group, Inc.*	9,785	1,536,147
Pinterest, Inc., Class A*	29,852	1,520,960
Snap, Inc., Class A*	33,282	2,458,541
Twitter, Inc.*	28,134	1,699,012
ZoomInfo Technologies, Inc., Class A*	72,994	4,466,503

		175,801,033

Media (1.5%)
Charter Communications, Inc., Class A(x)*	29,333	21,341,517
Comcast Corp., Class A	222,720	12,456,730
Discovery, Inc., Class A(x)*	6,362	161,467
Discovery, Inc., Class C*	11,022	267,504
DISH Network Corp., Class A*	8,419	365,890
Fox Corp., Class A	11,435	458,658
Fox Corp., Class B	4,940	183,373
Interpublic Group of Cos., Inc. (The)	13,993	513,123
News Corp., Class A	14,137	332,644
News Corp., Class B	6,048	140,495
Omnicom Group, Inc.	7,327	530,914
ViacomCBS, Inc.	21,592	853,100

		37,605,415

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	20,734	2,648,976

Total Communication Services		269,468,060

Consumer Discretionary (9.0%)
Auto Components (0.2%)
Aptiv plc*	9,410	1,401,808
BorgWarner, Inc.	7,958	343,865
Luminar Technologies, Inc.(x)*	140,100	2,185,560

		3,931,233

Automobiles (1.0%)
Ford Motor Co.*	137,844	1,951,871
General Motors Co.*	51,318	2,704,972
Tesla, Inc.*	28,684	22,243,868

		26,900,711

Distributors (0.1%)
Genuine Parts Co.	4,983	604,089
LKQ Corp.*	9,493	477,688
Pool Corp.	1,382	600,354

		1,682,131

Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc.*	1,451	3,444,485
Caesars Entertainment, Inc.*	7,894	886,338
Carnival Corp.*	27,553	689,101
Chipotle Mexican Grill, Inc.*	3,925	7,133,766
Darden Restaurants, Inc.	4,508	682,827
Domino’s Pizza, Inc.	1,303	621,479
Expedia Group, Inc.*	5,336	874,570
Hilton Grand Vacations, Inc.*	80,202	3,815,209
Hilton Worldwide Holdings, Inc.*	9,851	1,301,416
Las Vegas Sands Corp.*	12,182	445,861
Marriott International, Inc., Class A*	9,777	1,447,876
McDonald’s Corp.	26,399	6,365,063
MGM Resorts International	13,827	596,635
Norwegian Cruise Line Holdings Ltd.(x)*	12,257	327,385
Penn National Gaming, Inc.*	5,171	374,691
Royal Caribbean Cruises Ltd.*	45,262	4,026,055
Starbucks Corp.	41,681	4,597,831
Wynn Resorts Ltd.*	22,847	1,936,283
Yum! Brands, Inc.	28,575	3,495,008

		43,061,879

Household Durables (0.3%)
DR Horton, Inc.	26,588	2,232,594
Garmin Ltd.	5,415	841,816
Leggett & Platt, Inc.	4,897	219,582
Lennar Corp., Class A	33,568	3,144,650
Mohawk Industries, Inc.*	2,042	362,251
Newell Brands, Inc.	12,451	275,665
NVR, Inc.*	117	560,907
PulteGroup, Inc.	8,975	412,132
Whirlpool Corp.	2,394	488,041

		8,537,638

Internet & Direct Marketing Retail (3.2%)
Amazon.com, Inc.*	23,848	78,341,634
eBay, Inc.	22,618	1,575,796
Etsy, Inc.*	4,405	916,064

		80,833,494

Leisure Products (0.0%)
Hasbro, Inc.	4,621	412,286

Multiline Retail (0.8%)
Dollar General Corp.	18,455	3,915,044
Dollar Tree, Inc.*	21,699	2,077,028
Target Corp.	63,614	14,552,975

		20,545,047

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	2,315	483,580
AutoZone, Inc.*	762	1,293,868
Bath & Body Works, Inc.	9,359	589,898
Best Buy Co., Inc.	8,026	848,428
Burlington Stores, Inc.*	5,894	1,671,362
CarMax, Inc.*	5,784	740,121
Gap, Inc. (The)	9,100	206,570
Home Depot, Inc. (The)	37,586	12,337,980
Lowe’s Cos., Inc.	24,988	5,069,066
O’Reilly Automotive, Inc.*	2,437	1,489,153
Ross Stores, Inc.	12,624	1,374,122
TJX Cos., Inc. (The)	42,649	2,813,981
Tractor Supply Co.	4,042	818,950
Ulta Beauty, Inc.*	1,941	700,546

		30,437,625

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc.*	21,665	3,108,494
Hanesbrands, Inc.	11,031	189,292
NIKE, Inc., Class B	58,910	8,555,499
PVH Corp.*	2,634	270,749
Ralph Lauren Corp.	1,752	194,542
Tapestry, Inc.	10,694	395,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Under Armour, Inc., Class A*	6,956	$140,372
Under Armour, Inc., Class C*	7,966	139,564
VF Corp.	11,218	751,494

		13,745,898

Total Consumer Discretionary		230,087,942

Consumer Staples (4.2%)
Beverages (0.8%)
Brown-Forman Corp., Class B	6,634	444,544
Coca-Cola Co. (The)	137,331	7,205,758
Constellation Brands, Inc., Class A	11,564	2,436,419
Molson Coors Beverage Co., Class B	50,695	2,351,234
Monster Beverage Corp.*	13,610	1,208,976
PepsiCo, Inc.	48,857	7,348,582

		20,995,513

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	15,627	7,021,992
Kroger Co. (The)	24,037	971,816
Sysco Corp.	18,239	1,431,762
Walgreens Boots Alliance, Inc.	25,549	1,202,080
Walmart, Inc.	50,518	7,041,199

		17,668,849

Food Products (0.5%)
Archer-Daniels-Midland Co.	19,773	1,186,578
Campbell Soup Co.	6,662	278,538
Conagra Brands, Inc.	16,625	563,089
General Mills, Inc.	21,190	1,267,586
Hershey Co. (The)	5,106	864,191
Hormel Foods Corp.	10,903	447,023
J M Smucker Co. (The)	3,630	435,709
Kellogg Co.	8,744	558,916
Kraft Heinz Co. (The)	66,559	2,450,702
Lamb Weston Holdings, Inc.	4,717	289,482
McCormick & Co., Inc. (Non- Voting)	8,887	720,114
Mondelez International, Inc., Class A	49,412	2,874,790
Tyson Foods, Inc., Class A	10,322	814,819

		12,751,537

Household Products (1.2%)
Church & Dwight Co., Inc.	32,354	2,671,470
Clorox Co. (The)	68,845	11,401,421
Colgate-Palmolive Co.	29,818	2,253,644
Kimberly-Clark Corp.	11,870	1,572,063
Procter & Gamble Co. (The)	85,808	11,995,958

		29,894,556

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	15,588	4,675,309

Tobacco (0.8%)
Altria Group, Inc.	65,187	2,967,312
Philip Morris International, Inc.	192,452	18,242,525

		21,209,837

Total Consumer Staples		107,195,601

Energy (3.2%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	29,287	724,268
Halliburton Co.	30,465	658,653
Schlumberger NV	48,575	1,439,763
TechnipFMC plc(x)*	569,825	4,290,782

		7,113,466

Oil, Gas & Consumable Fuels (2.9%)
APA Corp.	15,047	322,457
Cabot Oil & Gas Corp.	14,224	309,514
Chevron Corp.	83,136	8,434,147
ConocoPhillips	102,511	6,947,170
Devon Energy Corp.	256,172	9,096,668
Diamondback Energy, Inc.	5,817	550,695
EOG Resources, Inc.	49,999	4,013,420
Equitrans Midstream Corp.	210,879	2,138,313
Exxon Mobil Corp.	326,214	19,187,907
Hess Corp.	9,851	769,462
Kinder Morgan, Inc.	69,413	1,161,280
Kosmos Energy Ltd.*	1,656,370	4,902,855
Marathon Oil Corp.	28,759	393,136
Marathon Petroleum Corp.	22,321	1,379,661
Occidental Petroleum Corp.	300,596	8,891,630
ONEOK, Inc.	15,309	887,769
Phillips 66	15,530	1,087,566
Pioneer Natural Resources Co.	8,020	1,335,410
Valero Energy Corp.	14,419	1,017,549
Williams Cos., Inc. (The)	42,948	1,114,071

		73,940,680

Total Energy		81,054,146

Financials (9.1%)
Banks (3.1%)
Bank of America Corp.	473,563	20,102,749
Citigroup, Inc.	71,646	5,028,116
Citizens Financial Group, Inc.	14,718	691,452
Comerica, Inc.	4,641	373,600
Fifth Third Bancorp	24,027	1,019,706
First Republic Bank	6,240	1,203,571
Huntington Bancshares, Inc.	51,655	798,586
JPMorgan Chase & Co.	146,127	23,919,529
KeyCorp	33,803	730,821
M&T Bank Corp.	4,628	691,145
People’s United Financial, Inc.	15,497	270,732
PNC Financial Services Group, Inc. (The)‡	15,023	2,939,100
Popular, Inc.	35,980	2,794,567
Regions Financial Corp.	33,319	710,028
SVB Financial Group*	8,395	5,430,558
Truist Financial Corp.	47,186	2,767,459
US Bancorp	47,693	2,834,872
Wells Fargo & Co.	145,160	6,736,876
Zions Bancorp NA	5,278	326,655

		79,370,122

Capital Markets (3.0%)
Ameriprise Financial, Inc.	3,984	1,052,254
Bank of New York Mellon Corp. (The)	28,008	1,451,935
BlackRock, Inc.‡	5,058	4,241,942
Blackstone, Inc., Class A	89,311	10,390,442
Cboe Global Markets, Inc.	4,060	502,872
Charles Schwab Corp. (The)	53,068	3,865,473
CME Group, Inc.	19,156	3,704,387
Franklin Resources, Inc.	11,194	332,686
Goldman Sachs Group, Inc. (The)	11,916	4,504,605
Intercontinental Exchange, Inc.	94,128	10,807,777
Invesco Ltd.	12,069	290,983
MarketAxess Holdings, Inc.	1,314	552,787
Moody’s Corp.	13,763	4,887,379
Morgan Stanley	147,555	14,358,577
MSCI, Inc.	8,726	5,308,375
Nasdaq, Inc.	17,452	3,368,585
Northern Trust Corp.	7,274	784,210
Raymond James Financial, Inc.	6,982	644,299
S&P Global, Inc.	8,519	3,619,638
State Street Corp.	12,001	1,016,725
T. Rowe Price Group, Inc.	8,007	1,574,977

		77,260,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.3%)
American Express Co.	22,747	$3,810,805
Capital One Financial Corp.	15,770	2,554,267
Discover Financial Services	10,586	1,300,490
Synchrony Financial	20,372	995,783

		8,661,345

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	65,526	17,884,666

Insurance (2.0%)
Aflac, Inc.	21,814	1,137,164
Allstate Corp. (The)	10,452	1,330,644
American International Group, Inc.	30,232	1,659,435
Aon plc, Class A	66,360	18,963,697
Arthur J Gallagher & Co.	7,547	1,121,862
Assurant, Inc.	2,047	322,914
Brown & Brown, Inc.	8,262	458,128
Chubb Ltd.	30,531	5,296,518
Cincinnati Financial Corp.	5,211	595,200
Everest Re Group Ltd.	1,454	364,634
Globe Life, Inc.	3,177	282,848
Hartford Financial Services Group, Inc. (The)	11,957	839,979
Lincoln National Corp.	6,823	469,081
Loews Corp.	7,185	387,487
Marsh & McLennan Cos., Inc.	40,140	6,078,400
MetLife, Inc.	25,747	1,589,362
Principal Financial Group, Inc.	8,997	579,407
Progressive Corp. (The)	20,685	1,869,717
Prudential Financial, Inc.	13,673	1,438,400
RenaissanceRe Holdings Ltd.	11,642	1,622,895
Ryan Specialty Group Holdings, Inc., Class A*	52,900	1,791,723
Travelers Cos., Inc. (The)	8,772	1,333,432
W R Berkley Corp.	4,599	336,555
Willis Towers Watson plc	4,562	1,060,483

		50,929,965

Total Financials		234,107,006

Health Care (10.0%)
Biotechnology (1.6%)
AbbVie, Inc.	62,469	6,738,531
Amgen, Inc.	20,073	4,268,523
Biogen, Inc.*	5,268	1,490,791
Biohaven Pharmaceutical Holding Co. Ltd.*	27,848	3,868,366
Gilead Sciences, Inc.	44,322	3,095,892
Incyte Corp.*	7,061	485,655
Moderna, Inc.*	26,109	10,048,310
Neurocrine Biosciences, Inc.*	15,494	1,486,029
Regeneron Pharmaceuticals, Inc.*	3,715	2,248,244
Seagen, Inc.*	21,820	3,705,036
Ultragenyx Pharmaceutical, Inc.*	15,614	1,408,227
Vertex Pharmaceuticals, Inc.*	9,140	1,657,905

		40,501,509

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	78,734	9,300,847
ABIOMED, Inc.*	1,711	556,965
Align Technology, Inc.*	2,643	1,758,732
Baxter International, Inc.	17,623	1,417,418
Becton Dickinson and Co.	10,152	2,495,565
Boston Scientific Corp.*	50,333	2,183,949
Cooper Cos., Inc. (The)	1,720	710,893
Danaher Corp.	75,729	23,054,937
Dentsply Sirona, Inc.	7,737	449,133
Dexcom, Inc.*	3,420	1,870,261
Edwards Lifesciences Corp.*	46,544	5,269,246
Hologic, Inc.*	9,066	669,162
IDEXX Laboratories, Inc.*	3,007	1,870,053
Intuitive Surgical, Inc.*	4,203	4,178,412
Masimo Corp.*	45,575	12,337,608
Medtronic plc	47,506	5,954,877
ResMed, Inc.	5,187	1,367,034
STERIS plc	3,415	697,616
Stryker Corp.	11,988	3,161,475
Teleflex, Inc.	1,615	608,128
West Pharmaceutical Services, Inc.	2,615	1,110,172
Zimmer Biomet Holdings, Inc.	7,382	1,080,430

		82,102,913

Health Care Providers & Services (2.0%)
AmerisourceBergen Corp.	5,102	609,434
Anthem, Inc.	13,938	5,196,086
Cardinal Health, Inc.	10,058	497,469
Centene Corp.*	54,090	3,370,348
Cigna Corp.	12,023	2,406,524
CVS Health Corp.	46,646	3,958,380
DaVita, Inc.*	2,236	259,957
HCA Healthcare, Inc.	8,714	2,115,062
Henry Schein, Inc.*	4,939	376,154
Humana, Inc.	4,543	1,767,908
Laboratory Corp. of America Holdings*	3,418	961,962
McKesson Corp.	5,468	1,090,210
Quest Diagnostics, Inc.	4,319	627,594
UnitedHealth Group, Inc.	70,526	27,557,329
Universal Health Services, Inc., Class B	2,732	378,027

		51,172,444

Health Care Technology (0.0%)
Cerner Corp.	10,395	733,055

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	10,723	1,689,194
Bio-Rad Laboratories, Inc., Class A*	803	598,998
Bio-Techne Corp.	1,325	642,055
Charles River Laboratories International, Inc.*	1,740	718,046
Illumina, Inc.*	5,185	2,103,088
IQVIA Holdings, Inc.*	6,725	1,610,907
Mettler-Toledo International, Inc.*	817	1,125,303
PerkinElmer, Inc.	3,878	672,019
Syneos Health, Inc.*	52,559	4,597,861
Thermo Fisher Scientific, Inc.	13,907	7,945,486
Waters Corp.*	2,128	760,334

		22,463,291

Pharmaceuticals (2.3%)
AstraZeneca plc (ADR)	101,967	6,124,138
Bristol-Myers Squibb Co.	78,551	4,647,863
Catalent, Inc.*	5,850	778,459
Eli Lilly and Co.	48,732	11,259,529
Johnson & Johnson	109,318	17,654,857
Merck & Co., Inc.	89,483	6,721,068
Organon & Co.	9,317	305,504
Pfizer, Inc.	198,194	8,524,324
Viatris, Inc.	43,281	586,458
Zoetis, Inc.	16,754	3,252,622

		59,854,822

Total Health Care		256,828,034

Industrials (6.1%)
Aerospace & Defense (1.0%)
Boeing Co. (The)*	19,477	4,283,771
General Dynamics Corp.	8,127	1,593,136
HEICO Corp., Class A	14,317	1,695,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Howmet Aerospace, Inc.	14,776	$461,011
Huntington Ingalls Industries, Inc.	1,298	250,592
L3Harris Technologies, Inc.	19,175	4,223,102
Lockheed Martin Corp.	8,712	3,006,511
Northrop Grumman Corp.	5,294	1,906,634
Raytheon Technologies Corp.	53,303	4,581,926
Textron, Inc.	8,467	591,081
TransDigm Group, Inc.*	7,234	4,518,140

		27,111,466

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	4,379	380,973
Expeditors International of Washington, Inc.	6,069	723,000
FedEx Corp.	8,663	1,899,709
United Parcel Service, Inc., Class B	25,745	4,688,165

		7,691,847

Airlines (0.1%)
Alaska Air Group, Inc.*	4,518	264,755
American Airlines Group, Inc.(x)*	24,194	496,461
Delta Air Lines, Inc.*	22,484	958,043
Southwest Airlines Co.*	20,914	1,075,607
United Airlines Holdings, Inc.(x)*	12,167	578,784

		3,373,650

Building Products (0.4%)
A O Smith Corp.	4,811	293,808
Allegion plc	3,053	403,545
Carrier Global Corp.	105,805	5,476,467
Fortune Brands Home & Security, Inc.	4,937	441,467
Johnson Controls International plc	25,177	1,714,050
Masco Corp.	8,421	467,787
Trane Technologies plc	8,399	1,450,087

		10,247,211

Commercial Services & Supplies (0.3%)
Cintas Corp.	3,044	1,158,729
Copart, Inc.*	7,799	1,081,877
Republic Services, Inc.	7,726	927,584
Rollins, Inc.	7,348	259,605
Waste Connections, Inc.	23,233	2,925,732
Waste Management, Inc.	13,695	2,045,485

		8,399,012

Construction & Engineering (0.2%)
Arcosa, Inc.	111,982	5,618,137
Quanta Services, Inc.	4,920	559,994

		6,178,131

Electrical Equipment (0.4%)
AMETEK, Inc.	24,258	3,008,235
Eaton Corp. plc	14,090	2,103,778
Emerson Electric Co.	21,132	1,990,634
Generac Holdings, Inc.*	2,181	891,309
Rockwell Automation, Inc.	4,142	1,217,914

		9,211,870

Industrial Conglomerates (0.6%)
3M Co.	20,455	3,588,216
General Electric Co.	38,802	3,997,770
Honeywell International, Inc.	24,405	5,180,693
Roper Technologies, Inc.	3,696	1,648,897

		14,415,576

Machinery (0.8%)
Caterpillar, Inc.	19,353	3,715,195
Cummins, Inc.	5,076	1,139,867
Deere & Co.	10,035	3,362,428
Dover Corp.	4,960	771,280
Fortive Corp.	12,808	903,861
IDEX Corp.	2,573	532,482
Illinois Tool Works, Inc.	10,132	2,093,575
Ingersoll Rand, Inc.*	14,471	729,483
Otis Worldwide Corp.	15,086	1,241,276
PACCAR, Inc.	12,324	972,610
Parker-Hannifin Corp.	4,478	1,252,138
Pentair plc	5,588	405,857
Snap-on, Inc.	1,835	383,423
Stanley Black & Decker, Inc.	5,704	999,968
Westinghouse Air Brake Technologies Corp.	6,940	598,297
Xylem, Inc.	6,629	819,875

		19,921,615

Professional Services (0.4%)
Dun & Bradstreet Holdings, Inc.*	77,157	1,297,009
Equifax, Inc.	17,762	4,501,246
IHS Markit Ltd.	14,091	1,643,293
Jacobs Engineering Group, Inc.	4,893	648,469
Leidos Holdings, Inc.	5,264	506,028
Nielsen Holdings plc	11,538	221,414
Robert Half International, Inc.	4,054	406,738
Verisk Analytics, Inc.	5,587	1,118,909

		10,343,106

Road & Rail (1.5%)
CSX Corp.	79,695	2,370,129
JB Hunt Transport Services, Inc.	3,048	509,687
Kansas City Southern	3,167	857,117
Norfolk Southern Corp.	8,730	2,088,652
Old Dominion Freight Line, Inc.	3,235	925,145
Saia, Inc.*	59,720	14,215,152
Union Pacific Corp.	87,037	17,060,122

		38,026,004

Trading Companies & Distributors (0.1%)
Fastenal Co.	20,417	1,053,722
United Rentals, Inc.*	2,568	901,188
WW Grainger, Inc.	1,522	598,237

		2,553,147

Total Industrials		157,472,635

Information Technology (22.6%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	2,081	715,115
Cisco Systems, Inc.	148,970	8,108,437
F5 Networks, Inc.*	2,195	436,322
Juniper Networks, Inc.	10,978	302,114
Motorola Solutions, Inc.	52,802	12,266,961

		21,828,949

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	20,954	1,534,461
CDW Corp.	4,797	873,150
Corning, Inc.	27,171	991,470
IPG Photonics Corp.*	1,488	235,699
Keysight Technologies, Inc.*	6,459	1,061,149
TE Connectivity Ltd.	11,595	1,591,066
Teledyne Technologies, Inc.*	1,675	719,546
Trimble, Inc.*	55,462	4,561,750
Zebra Technologies Corp., Class A*	1,888	973,113

		12,541,404

IT Services (4.4%)
Accenture plc, Class A	22,416	7,171,327
Akamai Technologies, Inc.*	5,827	609,446
Automatic Data Processing, Inc.	14,956	2,990,003
Broadridge Financial Solutions, Inc.	4,028	671,226
Cognizant Technology Solutions Corp., Class A	18,580	1,378,822
DXC Technology Co.*	8,931	300,171
Fidelity National Information Services, Inc.	21,835	2,656,883
Fiserv, Inc.*	21,068	2,285,878
FleetCor Technologies, Inc.*	2,843	742,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Gartner, Inc.*	2,957	$898,573
Global Payments, Inc.	10,384	1,636,311
GoDaddy, Inc., Class A*	19,647	1,369,396
International Business Machines Corp.	31,685	4,401,997
Jack Henry & Associates, Inc.	58,706	9,631,306
Mastercard, Inc., Class A	85,607	29,763,842
Okta, Inc.*	4,424	1,049,992
Paychex, Inc.	11,095	1,247,633
PayPal Holdings, Inc.*	52,177	13,576,977
VeriSign, Inc.*	3,432	703,594
Visa, Inc., Class A	129,153	28,768,831
Western Union Co. (The)	13,643	275,861

		112,130,860

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc.*	42,878	4,412,146
Analog Devices, Inc.	19,014	3,184,465
Applied Materials, Inc.	32,309	4,159,138
ASML Holding NV (Registered) (NYRS)	10,813	8,056,874
Broadcom, Inc.	23,739	11,511,753
Enphase Energy, Inc.*	12,399	1,859,478
Entegris, Inc.	79,965	10,067,594
Intel Corp.	167,855	8,943,314
KLA Corp.	5,399	1,806,019
Lam Research Corp.	10,893	6,199,751
Microchip Technology, Inc.	9,627	1,477,648
Micron Technology, Inc.	95,700	6,792,786
Monolithic Power Systems, Inc.	21,683	10,509,316
NVIDIA Corp.	224,600	46,528,136
NXP Semiconductors NV	9,372	1,835,694
ON Semiconductor Corp.*	70,506	3,227,060
Qorvo, Inc.*	3,915	654,549
QUALCOMM, Inc.	39,874	5,142,949
Skyworks Solutions, Inc.	5,863	966,105
Teradyne, Inc.	5,811	634,387
Texas Instruments, Inc.	32,635	6,272,773
Xilinx, Inc.	9,004	1,359,514

		145,601,449

Software (7.4%)
Adobe, Inc.*	33,744	19,427,096
ANSYS, Inc.*	3,084	1,049,948
Autodesk, Inc.*	7,777	2,217,767
Bill.com Holdings, Inc.*	12,581	3,358,498
Cadence Design Systems, Inc.*	9,745	1,475,783
CDK Global, Inc.	36,198	1,540,225
Ceridian HCM Holding, Inc.*	4,768	536,972
Citrix Systems, Inc.	4,159	446,552
Fortinet, Inc.*	4,792	1,399,456
Intuit, Inc.	9,660	5,211,666
Microsoft Corp.	406,031	114,468,259
NortonLifeLock, Inc.	19,844	502,053
Oracle Corp.	58,231	5,073,667
Paycom Software, Inc.*	1,657	821,458
PTC, Inc.*	4,044	484,431
salesforce.com, Inc.*	62,999	17,086,589
ServiceNow, Inc.*	12,352	7,686,279
Synopsys, Inc.*	5,393	1,614,718
Tyler Technologies, Inc.*	1,389	637,065
Unity Software, Inc.*	34,800	4,393,500

		189,431,982

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	672,331	95,134,837
Hewlett Packard Enterprise Co.	44,505	634,196
HP, Inc.	42,889	1,173,443
NetApp, Inc.	8,020	719,875
Seagate Technology Holdings plc	7,732	638,045
Western Digital Corp.*	10,576	596,909

		98,897,305

Total Information Technology		580,431,949

Materials (2.2%)
Chemicals (1.0%)
Air Products and Chemicals, Inc.	16,116	4,127,469
Albemarle Corp.	4,121	902,375
Celanese Corp.	3,787	570,474
CF Industries Holdings, Inc.	7,880	439,861
Corteva, Inc.	25,497	1,072,914
Dow, Inc.	26,094	1,501,971
DuPont de Nemours, Inc.	18,490	1,257,135
Eastman Chemical Co.	4,698	473,276
Ecolab, Inc.	8,792	1,834,187
FMC Corp.	4,296	393,342
International Flavors & Fragrances, Inc.	8,804	1,177,271
Linde plc	18,255	5,355,652
LyondellBasell Industries NV, Class A	9,474	889,135
Mosaic Co. (The)	13,439	480,041
PPG Industries, Inc.	8,223	1,175,971
Sherwin-Williams Co. (The)	13,741	3,843,770

		25,494,844

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,227	760,921
Vulcan Materials Co.	4,565	772,216

		1,533,137

Containers & Packaging (0.2%)
Amcor plc	54,949	636,859
Avery Dennison Corp.	2,953	611,891
Ball Corp.	11,546	1,038,794
International Paper Co.	13,783	770,745
Packaging Corp. of America	3,566	490,111
Sealed Air Corp.	5,089	278,826
Westrock Co.	8,914	444,185

		4,271,411

Metals & Mining (0.9%)
Allegheny Technologies, Inc.*	177,797	2,956,764
ArcelorMittal SA (Registered) (NYRS)(x)	290,755	8,769,171
Freeport-McMoRan, Inc.	51,349	1,670,383
Newmont Corp.	28,126	1,527,242
Nucor Corp.	10,382	1,022,523
Wheaton Precious Metals Corp.(x)	224,360	8,431,449

		24,377,532

Total Materials		55,676,924

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	4,858	928,218
American Tower Corp. (REIT)	16,089	4,270,181
AvalonBay Communities, Inc. (REIT)	4,947	1,096,453
Boston Properties, Inc. (REIT)	5,386	583,573
Crown Castle International Corp. (REIT)	24,621	4,267,312
Digital Realty Trust, Inc. (REIT)	9,841	1,421,532
Duke Realty Corp. (REIT)	13,582	650,170
Equinix, Inc. (REIT)	6,964	5,502,465
Equity Residential (REIT)	11,942	966,347
Essex Property Trust, Inc. (REIT)	2,337	747,232
Extra Space Storage, Inc. (REIT)	4,613	774,938
Federal Realty Investment Trust (REIT)	2,568	302,998
Healthpeak Properties, Inc. (REIT)	18,706	626,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Host Hotels & Resorts, Inc. (REIT)*	25,591	$417,901
Iron Mountain, Inc. (REIT)	10,457	454,357
Kimco Realty Corp. (REIT)	21,709	450,462
Mid-America Apartment Communities, Inc. (REIT)	4,014	749,615
Park Hotels & Resorts, Inc. (REIT)*	152,127	2,911,711
Prologis, Inc. (REIT)	26,132	3,277,737
Public Storage (REIT)	5,346	1,588,297
Realty Income Corp. (REIT)	14,265	925,228
Regency Centers Corp. (REIT)	5,063	340,892
SBA Communications Corp. (REIT)	3,871	1,279,636
Simon Property Group, Inc. (REIT)	11,453	1,488,546
UDR, Inc. (REIT)	9,864	522,595
Ventas, Inc. (REIT)	13,238	730,870
Vornado Realty Trust (REIT)	5,799	243,616
Welltower, Inc. (REIT)	15,363	1,265,911
Weyerhaeuser Co. (REIT)	26,361	937,661

		39,722,731

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	11,868	1,155,469

Total Real Estate		40,878,200

Utilities (1.9%)
Electric Utilities (1.2%)
Alliant Energy Corp.	8,560	479,189
American Electric Power Co., Inc.	17,830	1,447,439
Duke Energy Corp.	27,196	2,654,058
Edison International	13,282	736,753
Entergy Corp.	6,952	690,403
Evergy, Inc.	8,710	541,762
Eversource Energy	12,124	991,258
Exelon Corp.	34,294	1,657,772
FirstEnergy Corp.	18,576	661,677
NextEra Energy, Inc.	207,707	16,309,154
NRG Energy, Inc.	8,936	364,857
Pinnacle West Capital Corp.	3,754	271,639
PPL Corp.	27,588	769,153
Southern Co. (The)	37,429	2,319,475
Xcel Energy, Inc.	19,224	1,201,500

		31,096,089

Gas Utilities (0.0%)
Atmos Energy Corp.	5,028	443,470

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	160,762	3,670,196

Multi-Utilities (0.5%)
Ameren Corp.	8,863	717,903
CenterPoint Energy, Inc.	107,664	2,648,534
CMS Energy Corp.	9,932	593,238
Consolidated Edison, Inc.	12,735	924,434
Dominion Energy, Inc.	28,580	2,086,912
DTE Energy Co.	6,794	758,958
NiSource, Inc.	15,106	366,018
Public Service Enterprise Group, Inc.	17,949	1,093,094
Sempra Energy	11,320	1,431,980
WEC Energy Group, Inc.	11,150	983,430

		11,604,501

Water Utilities (0.0%)
American Water Works Co., Inc.	6,416	1,084,561

Total Utilities		47,898,817

Total Common Stocks (80.4%) (Cost $903,233,602)		2,061,099,314

EXCHANGE TRADED FUNDS (ETF):
Equity (9.5%)
iShares Core S&P 500 ETF	198,944	85,709,054
iShares Morningstar Growth ETF	1,690	110,779
iShares Morningstar U.S. Equity ETF‡	721,808	43,806,528
iShares Morningstar Value ETF(x)	120,326	7,657,547
iShares Russell 1000 ETF(x)	176,999	42,782,428
iShares Russell 1000 Growth ETF(x)	597	163,602
SPDR Portfolio S&P 500 Growth ETF(x)	2,900	185,658
SPDR Portfolio S&P 500 Value ETF(x)	189,500	7,390,500
Vanguard Growth ETF	600	174,102
Vanguard Large-Cap ETF(x)	206,513	41,492,592
Vanguard Russell 1000 Value(x)	111,200	7,640,552
Vanguard Value ETF	56,700	7,675,479

Total Exchange Traded Funds (9.5%) (Cost $92,766,097)		244,788,821

SHORT-TERM INVESTMENTS:
Investment Company (5.4%)
JPMorgan Prime Money Market Fund, IM Shares	140,400,801	140,471,001

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $5,019,608, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $5,119,995.(xx)	$5,019,603	5,019,603
Cantor Fitzgerald & Co., 0.06%, dated 9/30/21, due 10/5/21, repurchase price $2,000,015, collateralized by various U.S. Government Agency Securities, ranging from 0.484%- 6.000%, maturing 9/25/29- 7/20/71; total market value $2,040,000.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $300,001, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $306,000.(xx)	300,000	300,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $1,000,053, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $1,110,618.(xx)	$1,000,000	$1,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $102,005.(xx)	100,000	100,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $600,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $612,018.(xx)	600,000	600,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $301,212, collateralized by various Common Stocks; total market value $334,689.(xx)	301,210	301,210

Total Repurchase Agreements		9,320,813

Total Short-Term Investments (5.8%) (Cost $149,777,829)		149,791,814

Total Investments in Securities (95.7%) (Cost $1,145,777,528)		2,455,679,949
Other Assets Less Liabilities (4.3%)		109,543,385

Net Assets (100%)		$2,565,223,334

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $10,217,582. This was collateralized by $1,249,480 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.250%, maturing 10/7/21 – 2/15/51 and by cash of $9,320,813 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	September 30, 2021	December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	15,023	2,498,581	—	(320,392)	232,211	528,700	2,939,100	57,444	—
Capital Markets
BlackRock, Inc.	5,058	4,050,726	—	(453,757)	218,424	426,549	4,241,942	65,167	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF **	721,808	42,061,574	—	(3,286,968)	1,641,752	3,390,170	43,806,528	397,176	—

Total		48,610,881	—	(4,061,117)	2,092,387	4,345,419	50,987,570	519,787	—

**	Not affiliated at December 31, 2020.

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,167	12/2021	USD	250,773,713	(9,632,746)

					(9,632,746)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$269,468,060	$—	$—	$269,468,060
Consumer Discretionary	230,087,942	—	—	230,087,942
Consumer Staples	107,195,601	—	—	107,195,601
Energy	81,054,146	—	—	81,054,146
Financials	234,107,006	—	—	234,107,006
Health Care	256,828,034	—	—	256,828,034
Industrials	157,472,635	—	—	157,472,635
Information Technology	580,431,949	—	—	580,431,949
Materials	55,676,924	—	—	55,676,924
Real Estate	40,878,200	—	—	40,878,200
Utilities	47,898,817	—	—	47,898,817
Exchange Traded Funds	244,788,821	—	—	244,788,821
Short-Term Investments
Investment Company	140,471,001	—	—	140,471,001
Repurchase Agreements	—	9,320,813	—	9,320,813

Total Assets	$2,446,359,136	$9,320,813	$—	$2,455,679,949

Liabilities:
Futures	$(9,632,746)	$—	$—	$(9,632,746)

Total Liabilities	$(9,632,746)	$—	$—	$(9,632,746)

Total	$2,436,726,390	$9,320,813	$—	$2,446,047,203

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,338,069,745
Aggregate gross unrealized depreciation	(44,442,529)

Net unrealized appreciation	$1,293,627,216

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,152,419,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.6%)
Entertainment (1.7%)
Live Nation Entertainment, Inc.*	5,200	$473,876
Madison Square Garden Sports Corp., Class A*	700	130,165
Netflix, Inc.*	43,858	26,768,292
Playtika Holding Corp.*	10,497	290,032
Roku, Inc.*	11,850	3,713,197
Skillz, Inc.(x)*	29,800	292,636
Spotify Technology SA*	13,800	3,109,692
Take-Two Interactive Software, Inc.*	2,300	354,361
Walt Disney Co. (The)*	9,400	1,590,198
World Wrestling Entertainment, Inc., Class A	3,800	213,788
Zynga, Inc., Class A*	48,200	362,946

		37,299,183

Interactive Media & Services (10.5%)
Alphabet, Inc., Class A*	26,392	70,559,540
Alphabet, Inc., Class C*	24,629	65,643,920
Facebook, Inc., Class A*	242,998	82,471,091
Match Group, Inc.*	27,943	4,386,772
Pinterest, Inc., Class A*	56,200	2,863,390
TripAdvisor, Inc.*	6,100	206,485
Twitter, Inc.*	8,300	501,237
Vimeo, Inc.*	13,388	393,205
Zillow Group, Inc., Class A*	6,000	531,480
Zillow Group, Inc., Class C(x)*	17,100	1,507,194

		229,064,314

Media (0.4%)
Altice USA, Inc., Class A*	15,100	312,872
Cable One, Inc.	300	543,939
Charter Communications, Inc., Class A*	12,366	8,997,007
Nexstar Media Group, Inc., Class A	200	30,392

		9,884,210

Total Communication Services		276,247,707

Consumer Discretionary (18.2%)
Auto Components (0.1%)
Aptiv plc*	5,000	744,850
QuantumScape Corp.(x)*	14,800	363,192

		1,108,042

Automobiles (2.9%)
Tesla, Inc.*	80,972	62,792,167
Thor Industries, Inc.	2,100	257,796

		63,049,963

Distributors (0.1%)
Pool Corp.	3,950	1,715,920

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	4,900	683,158
Chegg, Inc.*	11,000	748,220
Frontdoor, Inc.*	5,900	247,210
H&R Block, Inc.	14,500	362,500
Mister Car Wash, Inc.*	3,280	59,860

		2,100,948

Hotels, Restaurants & Leisure (2.4%)
Booking Holdings, Inc.*	4,169	9,896,664
Boyd Gaming Corp.*	1,700	107,542
Caesars Entertainment, Inc.*	12,800	1,437,184
Chipotle Mexican Grill, Inc.*	2,873	5,221,735
Choice Hotels International, Inc.	3,500	442,295
Churchill Downs, Inc.	3,700	888,296
Darden Restaurants, Inc.	8,900	1,348,083
Domino’s Pizza, Inc.	2,600	1,240,096
DraftKings, Inc., Class A(x)*	30,800	1,483,328
Expedia Group, Inc.*	14,635	2,398,676
Hilton Worldwide Holdings, Inc.*	18,600	2,457,246
Las Vegas Sands Corp.*	33,488	1,225,661
Marriott International, Inc., Class A*	27,600	4,087,284
McDonald’s Corp.	13,513	3,258,119
Penn National Gaming, Inc.*	900	65,214
Planet Fitness, Inc., Class A*	5,800	455,590
Six Flags Entertainment Corp.*	2,900	123,250
Starbucks Corp.	119,622	13,195,503
Travel + Leisure Co.	5,700	310,821
Vail Resorts, Inc.*	4,100	1,369,605
Wendy’s Co. (The)	18,000	390,240
Wyndham Hotels & Resorts, Inc.	5,800	447,702
Wynn Resorts Ltd.*	10,700	906,825
Yum China Holdings, Inc.	3,264	189,671
Yum! Brands, Inc.	2,564	313,603

		53,260,233

Household Durables (0.2%)
DR Horton, Inc.	13,900	1,167,183
NVR, Inc.*	250	1,198,520
PulteGroup, Inc.	7,600	348,992
Tempur Sealy International, Inc.	18,400	853,944
Toll Brothers, Inc.	4,600	254,334
TopBuild Corp.*	2,800	573,468

		4,396,441

Internet & Direct Marketing Retail (7.1%)
Amazon.com, Inc.*	44,094	144,850,554
DoorDash, Inc., Class A*	12,818	2,640,252
eBay, Inc.	65,950	4,594,736
Etsy, Inc.*	12,850	2,672,286
Wayfair, Inc., Class A(x)*	4,200	1,073,142

		155,830,970

Leisure Products (0.2%)
Brunswick Corp.	1,000	95,270
Mattel, Inc.*	35,300	655,168
Peloton Interactive, Inc., Class A*	26,700	2,324,235
Polaris, Inc.	3,950	472,657
YETI Holdings, Inc.*	8,600	736,934

		4,284,264

Multiline Retail (0.3%)
Dollar General Corp.	10,200	2,163,828
Nordstrom, Inc.(x)*	9,400	248,630
Target Corp.	22,600	5,170,202

		7,582,660

Specialty Retail (3.7%)
AutoZone, Inc.*	514	872,767
Bath & Body Works, Inc.	14,200	895,026
Best Buy Co., Inc.	5,800	613,118
Burlington Stores, Inc.*	6,350	1,800,670
CarMax, Inc.*	1,396	178,632
Carvana Co.*	7,800	2,352,012
Five Below, Inc.*	5,600	990,136
Floor & Decor Holdings, Inc., Class A*	10,250	1,238,098
GameStop Corp., Class A(x)*	6,500	1,140,555
Home Depot, Inc. (The)	108,032	35,462,584
Leslie’s, Inc.*	11,921	244,857
Lithia Motors, Inc., Class A	300	95,112
Lowe’s Cos., Inc.	71,784	14,562,102
O’Reilly Automotive, Inc.*	2,161	1,320,501
Petco Health & Wellness Co., Inc.(x)*	343	7,237
RH*	1,800	1,200,438
Ross Stores, Inc.	35,524	3,866,788
TJX Cos., Inc. (The)	122,442	8,078,723
Tractor Supply Co.	11,600	2,350,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ulta Beauty, Inc.*	5,400	$1,948,968
Victoria’s Secret & Co.*	4,466	246,791
Vroom, Inc.*	2,917	64,378
Williams-Sonoma, Inc.	5,779	1,024,790

		80,554,559

Textiles, Apparel & Luxury Goods (1.1%)
Columbia Sportswear Co.	200	19,168
Deckers Outdoor Corp.*	400	144,080
Hanesbrands, Inc.	21,000	360,360
Lululemon Athletica, Inc.*	11,550	4,674,285
NIKE, Inc., Class B	125,739	18,261,075
Skechers USA, Inc., Class A*	1,400	58,968
Tapestry, Inc.	2,800	103,656
VF Corp.	21,050	1,410,139

		25,031,731

Total Consumer Discretionary		398,915,731

Consumer Staples (3.8%)
Beverages (1.7%)
Boston Beer Co., Inc. (The), Class A*	1,000	509,750
Brown-Forman Corp., Class A	2,200	137,874
Brown-Forman Corp., Class B	9,190	615,822
Coca-Cola Co. (The)	278,262	14,600,407
Monster Beverage Corp.*	34,958	3,105,319
PepsiCo, Inc.	116,416	17,510,131

		36,479,303

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	41,966	18,857,422
Sysco Corp.	49,436	3,880,726

		22,738,148

Food Products (0.2%)
Beyond Meat, Inc.(x)*	5,000	526,300
Darling Ingredients, Inc.*	800	57,520
Freshpet, Inc.*	4,100	585,029
Hershey Co. (The)	12,669	2,144,228
Kellogg Co.	11,328	724,086
Lamb Weston Holdings, Inc.	4,300	263,891
Pilgrim’s Pride Corp.*	1,900	55,252

		4,356,306

Household Products (0.4%)
Church & Dwight Co., Inc.	1,236	102,057
Clorox Co. (The)	10,074	1,668,355
Colgate-Palmolive Co.	44,900	3,393,542
Kimberly-Clark Corp.	17,200	2,277,968

		7,441,922

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	23,274	6,980,571
Herbalife Nutrition Ltd.*	1,684	71,368

		7,051,939

Tobacco (0.2%)
Altria Group, Inc.	104,478	4,755,838

Total Consumer Staples		82,823,456

Energy (0.3%)
Energy Equipment & Services (0.0%)
Halliburton Co.	4,700	101,614

Oil, Gas & Consumable Fuels (0.3%)
Cabot Oil & Gas Corp.	4,700	102,272
Cheniere Energy, Inc.*	23,700	2,314,779
Cimarex Energy Co.	2,000	174,400
Continental Resources, Inc.	600	27,690
Diamondback Energy, Inc.	8,600	814,162
EOG Resources, Inc.	7,000	561,890
Hess Corp.	1,900	148,409
New Fortress Energy, Inc.(x)	2,600	72,150
Occidental Petroleum Corp.	10,800	319,464
Pioneer Natural Resources Co.	9,700	1,615,147
Texas Pacific Land Corp.	600	725,616

		6,875,979

Total Energy		6,977,593

Financials (2.4%)
Banks (0.0%)
Citizens Financial Group, Inc.	7,600	357,048
Sterling Bancorp	1,500	37,440
Synovus Financial Corp.	1,000	43,890
Western Alliance Bancorp	5,300	576,746

		1,015,124

Capital Markets (1.6%)
Ameriprise Financial, Inc.	6,400	1,690,368
Ares Management Corp.	12,200	900,726
Blackstone, Inc., Class A	69,100	8,039,094
FactSet Research Systems, Inc.	3,369	1,330,014
Goldman Sachs Group, Inc. (The)	1,900	718,257
LPL Financial Holdings, Inc.	8,010	1,255,648
MarketAxess Holdings, Inc.	3,800	1,598,622
Moody’s Corp.	15,602	5,540,426
Morningstar, Inc.	2,135	553,029
MSCI, Inc.	5,791	3,522,897
Raymond James Financial, Inc.	900	83,052
S&P Global, Inc.	17,282	7,342,949
T. Rowe Price Group, Inc.	7,536	1,482,331

		34,057,413

Consumer Finance (0.5%)
American Express Co.	41,600	6,969,248
Credit Acceptance Corp.(x)*	100	58,530
Discover Financial Services	16,600	2,039,310
Synchrony Financial	10,700	523,016
Upstart Holdings, Inc.*	4,590	1,452,459

		11,042,563

Insurance (0.3%)
Alleghany Corp.*	200	124,882
Aon plc, Class A	13,400	3,829,318
Arch Capital Group Ltd.*	9,200	351,256
Brown & Brown, Inc.	1,300	72,085
Erie Indemnity Co., Class A	1,743	310,986
Everest Re Group Ltd.	900	225,702
GoHealth, Inc., Class A*	4,144	20,844
Lemonade, Inc.(x)*	400	26,804
Lincoln National Corp.	2,800	192,500
Markel Corp.*	300	358,539
Marsh & McLennan Cos., Inc.	6,000	908,580
RenaissanceRe Holdings Ltd.	2,000	278,800

		6,700,296

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A(x)	13,945	223,678
UWM Holdings Corp.(x)	4,500	31,275

		254,953

Total Financials		53,070,349

Health Care (9.1%)
Biotechnology (2.7%)
AbbVie, Inc.	179,359	19,347,455
Acceleron Pharma, Inc.*	5,300	912,130
Alnylam Pharmaceuticals, Inc.*	12,000	2,265,720
Amgen, Inc.	47,500	10,100,875
CureVac NV(x)*	5,300	289,486
Exact Sciences Corp.*	16,000	1,527,200
Exelixis, Inc.*	26,800	566,552
Horizon Therapeutics plc*	4,100	449,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Incyte Corp.*	16,000	$1,100,480
Ionis Pharmaceuticals, Inc.*	13,000	436,020
Iovance Biotherapeutics, Inc.*	4,500	110,970
Mirati Therapeutics, Inc.*	3,300	583,803
Moderna, Inc.*	34,377	13,230,332
Natera, Inc.*	7,800	869,232
Neurocrine Biosciences, Inc.*	9,400	901,554
Novavax, Inc.*	7,500	1,554,825
Regeneron Pharmaceuticals, Inc.*	1,100	665,698
Sarepta Therapeutics, Inc.*	7,700	712,096
Seagen, Inc.*	12,000	2,037,600
Ultragenyx Pharmaceutical, Inc.*	4,800	432,912
Vertex Pharmaceuticals, Inc.*	10,507	1,905,865

		59,999,919

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	88,100	10,407,253
ABIOMED, Inc.*	4,500	1,464,840
Align Technology, Inc.*	8,000	5,323,440
Danaher Corp.	3,400	1,035,096
Dexcom, Inc.*	9,800	5,359,228
Edwards Lifesciences Corp.*	62,676	7,095,550
Figs, Inc., Class A(x)*	947	35,172
Globus Medical, Inc., Class A*	300	22,986
IDEXX Laboratories, Inc.*	8,594	5,344,609
Insulet Corp.*	6,700	1,904,341
Intuitive Surgical, Inc.*	12,063	11,992,431
Masimo Corp.*	3,700	1,001,627
Novocure Ltd.*	10,300	1,196,551
Penumbra, Inc.*	3,400	906,100
ResMed, Inc.	13,132	3,460,939
STERIS plc	1,200	245,136
Stryker Corp.	15,091	3,979,798
Tandem Diabetes Care, Inc.*	5,800	692,404
Teleflex, Inc.	900	338,895
West Pharmaceutical Services, Inc.	7,500	3,184,050

		64,990,446

Health Care Providers & Services (0.6%)
agilon health, Inc.*	6,400	167,744
Amedisys, Inc.*	2,800	417,480
Cardinal Health, Inc.	17,400	860,604
Chemed Corp.	400	186,048
DaVita, Inc.*	4,900	569,674
Encompass Health Corp.	5,600	420,224
Guardant Health, Inc.(x)*	9,100	1,137,591
HCA Healthcare, Inc.	25,600	6,213,632
McKesson Corp.	2,271	452,792
Molina Healthcare, Inc.*	900	244,179
Oak Street Health, Inc.(x)*	8,945	380,431
UnitedHealth Group, Inc.	6,600	2,578,884

		13,629,283

Health Care Technology (0.2%)
Certara, Inc.*	4,712	155,967
Veeva Systems, Inc., Class A*	13,945	4,018,531

		4,174,498

Life Sciences Tools & Services (1.4%)
10X Genomics, Inc., Class A*	8,400	1,222,872
Adaptive Biotechnologies Corp.*	9,737	330,961
Agilent Technologies, Inc.	27,600	4,347,828
Avantor, Inc.*	58,780	2,404,102
Bio-Techne Corp.	3,954	1,915,990
Bruker Corp.	10,300	804,430
Charles River Laboratories International, Inc.*	4,727	1,950,691
Illumina, Inc.*	14,791	5,999,377
IQVIA Holdings, Inc.*	9,600	2,299,584
Maravai LifeSciences Holdings, Inc., Class A*	10,285	504,788
Mettler-Toledo International, Inc.*	2,347	3,232,664
PPD, Inc.*	6,615	309,516
Repligen Corp.*	5,200	1,502,748
Sotera Health Co.*	10,039	262,520
Syneos Health, Inc.*	1,300	113,724
Thermo Fisher Scientific, Inc.	3,600	2,056,788
Waters Corp.*	5,742	2,051,616

		31,310,199

Pharmaceuticals (1.2%)
Catalent, Inc.*	3,800	505,666
Eli Lilly and Co.	67,996	15,710,476
Royalty Pharma plc, Class A	19,441	702,597
Zoetis, Inc.	45,650	8,862,491

		25,781,230

Total Health Care		199,885,575

Industrials (5.9%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	6,500	1,137,630
BWX Technologies, Inc.	7,200	387,792
HEICO Corp.	1,426	188,047
HEICO Corp., Class A	2,513	297,614
Howmet Aerospace, Inc.	2,900	90,480
Lockheed Martin Corp.	22,031	7,602,898
Northrop Grumman Corp.	1,300	468,195
Spirit AeroSystems Holdings, Inc., Class A	3,100	136,989
TransDigm Group, Inc.*	1,553	969,958
Virgin Galactic Holdings, Inc.(x)*	16,600	419,980

		11,699,583

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	2,558	222,546
Expeditors International of Washington, Inc.	12,376	1,474,353
FedEx Corp.	10,800	2,368,332
GXO Logistics, Inc.*	8,400	658,896
United Parcel Service, Inc., Class B	73,459	13,376,884

		18,101,011

Airlines (0.1%)
Delta Air Lines, Inc.*	64,800	2,761,128

Building Products (0.4%)
Advanced Drainage Systems, Inc.	6,100	659,837
Allegion plc	6,866	907,548
Armstrong World Industries, Inc.	2,300	219,581
AZEK Co., Inc. (The)*	6,132	224,002
Carlisle Cos., Inc.	2,000	397,580
Carrier Global Corp.	41,200	2,132,512
Fortune Brands Home & Security, Inc.	3,500	312,970
Trane Technologies plc	11,800	2,037,270
Trex Co., Inc.*	11,700	1,192,581

		8,083,881

Commercial Services & Supplies (0.4%)
Cintas Corp.	8,300	3,159,478
Copart, Inc.*	21,108	2,928,102
IAA, Inc.*	13,600	742,152
MSA Safety, Inc.	1,000	145,700
Rollins, Inc.	21,250	750,762
Waste Management, Inc.	6,800	1,015,648

		8,741,842

Electrical Equipment (0.3%)
Generac Holdings, Inc.*	6,200	2,533,754
Plug Power, Inc.*	51,800	1,322,972
Rockwell Automation, Inc.	7,112	2,091,212
Vertiv Holdings Co., Class A	28,500	686,565

		6,634,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.2%)
3M Co.	8,496	$1,490,368
Honeywell International, Inc.	15,200	3,226,656

		4,717,024

Machinery (1.4%)
AGCO Corp.	600	73,518
Allison Transmission Holdings, Inc.	8,000	282,560
Caterpillar, Inc.	47,900	9,195,363
Deere & Co.	28,600	9,583,002
Donaldson Co., Inc.	1,480	84,967
Graco, Inc.	10,548	738,044
Illinois Tool Works, Inc.	28,600	5,909,618
Lincoln Electric Holdings, Inc.	5,800	746,982
Middleby Corp. (The)*	1,600	272,816
Nordson Corp.	1,000	238,150
Parker-Hannifin Corp.	2,200	615,164
Toro Co. (The)	10,252	998,647
Xylem, Inc.	11,900	1,471,792

		30,210,623

Professional Services (0.4%)
Booz Allen Hamilton Holding Corp.	13,450	1,067,257
CoStar Group, Inc.*	30,800	2,650,648
Equifax, Inc.	4,700	1,191,074
Legalzoom.com, Inc.(x)*	1,055	27,852
Robert Half International, Inc.	9,700	973,201
TransUnion	13,232	1,486,086
Verisk Analytics, Inc.	10,191	2,040,952

		9,437,070

Road & Rail (1.0%)
JB Hunt Transport Services, Inc.	7,570	1,265,855
Kansas City Southern	2,400	649,536
Landstar System, Inc.	3,366	531,222
Lyft, Inc., Class A*	28,900	1,548,751
Old Dominion Freight Line, Inc.	9,600	2,745,408
TuSimple Holdings, Inc., Class A(x)*	300	11,139
Uber Technologies, Inc.*	140,200	6,280,960
Union Pacific Corp.	41,796	8,192,434
XPO Logistics, Inc.*	8,400	668,472

		21,893,777

Trading Companies & Distributors (0.3%)
Core & Main, Inc., Class A*	1,753	45,946
Fastenal Co.	51,616	2,663,902
SiteOne Landscape Supply, Inc.*	2,300	458,781
United Rentals, Inc.*	2,600	912,418
WW Grainger, Inc.	3,946	1,551,015

		5,632,062

Total Industrials		127,912,504

Information Technology (44.0%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	5,470	1,879,711
CommScope Holding Co., Inc.*	20,300	275,877
Ubiquiti, Inc.	600	179,202

		2,334,790

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	42,028	3,077,710
CDW Corp.	13,874	2,525,346
Cognex Corp.	17,300	1,387,806
Coherent, Inc.*	2,200	550,198
Corning, Inc.	26,000	948,740
IPG Photonics Corp.*	200	31,680
Jabil, Inc.	11,400	665,418
Keysight Technologies, Inc.*	8,200	1,347,178
Vontier Corp.	9,200	309,120
Zebra Technologies Corp., Class A*	5,407	2,786,876

		13,630,072

IT Services (7.7%)
Accenture plc, Class A	51,900	16,603,848
Automatic Data Processing, Inc.	39,700	7,936,824
Broadridge Financial Solutions, Inc.	10,587	1,764,218
Cloudflare, Inc., Class A*	24,700	2,782,455
EPAM Systems, Inc.*	5,500	3,137,640
Euronet Worldwide, Inc.*	3,600	458,208
Fiserv, Inc.*	4,054	439,859
FleetCor Technologies, Inc.*	1,924	502,683
Gartner, Inc.*	8,250	2,507,010
Genpact Ltd.	854	40,574
Globant SA*	4,100	1,152,141
GoDaddy, Inc., Class A*	1,650	115,005
Jack Henry & Associates, Inc.	1,900	311,714
Mastercard, Inc., Class A	88,870	30,898,322
MongoDB, Inc.*	6,300	2,970,513
Okta, Inc.*	12,550	2,978,617
Paychex, Inc.	28,480	3,202,576
PayPal Holdings, Inc.*	119,276	31,036,808
Sabre Corp.*	32,100	380,064
Shift4 Payments, Inc., Class A*	4,300	333,336
Snowflake, Inc., Class A*	18,657	5,642,436
Square, Inc., Class A*	40,202	9,642,048
StoneCo Ltd., Class A*	20,800	722,176
Switch, Inc., Class A	11,599	294,499
Twilio, Inc., Class A*	4,750	1,515,487
Visa, Inc., Class A	171,908	38,292,507
Western Union Co. (The)	10,255	207,356
WEX, Inc.*	3,000	528,420
Wix.com Ltd.*	5,400	1,058,238

		167,455,582

Semiconductors & Semiconductor Equipment (7.3%)
Advanced Micro Devices, Inc.*	122,800	12,636,120
Allegro MicroSystems, Inc.*	4,033	128,895
Analog Devices, Inc.	21,677	3,630,464
Applied Materials, Inc.	92,900	11,959,017
Broadcom, Inc.	40,511	19,644,999
Brooks Automation, Inc.	6,100	624,335
Enphase Energy, Inc.*	13,300	1,994,601
Entegris, Inc.	13,600	1,712,240
KLA Corp.	15,600	5,218,356
Lam Research Corp.	14,498	8,251,537
Microchip Technology, Inc.	22,926	3,518,912
Micron Technology, Inc.	15,600	1,107,288
MKS Instruments, Inc.	4,700	709,277
Monolithic Power Systems, Inc.	4,600	2,229,528
NVIDIA Corp.	242,900	50,319,164
NXP Semiconductors NV	8,200	1,606,134
ON Semiconductor Corp.*	23,200	1,061,864
QUALCOMM, Inc.	114,486	14,766,404
Skyworks Solutions, Inc.	7,900	1,301,762
Teradyne, Inc.	16,800	1,834,056
Texas Instruments, Inc.	58,131	11,173,359
Universal Display Corp.	4,400	752,224
Xilinx, Inc.	24,863	3,754,064

		159,934,600

Software (17.8%)
Adobe, Inc.*	48,534	27,941,994
Alteryx, Inc., Class A*	5,950	434,945
Anaplan, Inc.*	14,150	861,593
ANSYS, Inc.*	3,662	1,246,728
Aspen Technology, Inc.*	6,800	835,040
Atlassian Corp. plc, Class A*	13,795	5,399,639
Autodesk, Inc.*	22,380	6,382,105
Avalara, Inc.*	8,550	1,494,283
Bentley Systems, Inc., Class B	13,900	842,896
Bill.com Holdings, Inc.*	7,607	2,030,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
C3.ai, Inc., Class A(x)*	911	$42,216
Cadence Design Systems, Inc.*	27,800	4,210,032
CDK Global, Inc.	1,883	80,122
Citrix Systems, Inc.	4,379	470,173
Coupa Software, Inc.*	7,400	1,621,932
Crowdstrike Holdings, Inc., Class A*	19,971	4,908,472
Datadog, Inc., Class A*	23,500	3,321,725
DocuSign, Inc.*	19,350	4,981,270
DoubleVerify Holdings, Inc.(x)*	1,500	51,240
Dropbox, Inc., Class A*	30,900	902,898
Duck Creek Technologies, Inc.*	1,552	68,660
Dynatrace, Inc.*	18,743	1,330,191
Elastic NV*	6,973	1,038,907
Everbridge, Inc.*	3,800	573,952
Fair Isaac Corp.*	2,800	1,114,204
FireEye, Inc.*	6,900	122,820
Five9, Inc.*	6,700	1,070,258
Fortinet, Inc.*	13,550	3,957,142
HubSpot, Inc.*	4,550	3,076,210
Intuit, Inc.	25,979	14,015,930
Jamf Holding Corp.*	4,516	173,956
Manhattan Associates, Inc.*	3,400	520,302
McAfee Corp., Class A	5,239	115,834
Medallia, Inc.*	5,844	197,936
Microsoft Corp.#	765,349	215,767,190
nCino, Inc.*	5,626	399,615
NCR Corp.*	4,300	166,668
New Relic, Inc.*	5,150	369,616
NortonLifeLock, Inc.	14,700	371,910
Nuance Communications, Inc.*	10,900	599,936
Nutanix, Inc., Class A*	19,500	735,150
Oracle Corp.	159,513	13,898,368
Palantir Technologies, Inc., Class A*	164,800	3,961,792
Palo Alto Networks, Inc.*	9,666	4,630,014
Paycom Software, Inc.*	5,150	2,553,113
Paycor HCM, Inc.*	1,419	49,892
Paylocity Holding Corp.*	3,750	1,051,500
Pegasystems, Inc.	3,850	489,335
Procore Technologies, Inc.(x)*	651	58,160
PTC, Inc.*	10,650	1,275,763
RingCentral, Inc., Class A*	8,100	1,761,750
salesforce.com, Inc.*	18,031	4,890,368
ServiceNow, Inc.*	20,039	12,469,669
Smartsheet, Inc., Class A*	12,100	832,722
Splunk, Inc.*	16,600	2,402,186
Synopsys, Inc.*	9,800	2,934,218
Teradata Corp.*	9,350	536,223
Trade Desk, Inc. (The), Class A*	43,400	3,051,020
Tyler Technologies, Inc.*	3,550	1,628,207
Unity Software, Inc.*	15,079	1,903,724
VMware, Inc., Class A(x)*	2,966	441,044
Workday, Inc., Class A*	19,010	4,750,409
Zendesk, Inc.*	12,050	1,402,500
Zoom Video Communications, Inc., Class A*	21,700	5,674,550
Zscaler, Inc.*	7,800	2,045,316

		388,538,222

Technology Hardware, Storage & Peripherals (10.5%)
Apple, Inc.	1,594,312	225,595,148
Dell Technologies, Inc., Class C*	13,294	1,383,108
HP, Inc.	42,300	1,157,328
NetApp, Inc.	14,900	1,337,424
Pure Storage, Inc., Class A*	25,300	636,548

		230,109,556

Total Information Technology		962,002,822

Materials (1.0%)
Chemicals (0.8%)
Axalta Coating Systems Ltd.*	3,700	108,003
Celanese Corp.	4,100	617,624
Chemours Co. (The)	8,500	247,010
Diversey Holdings Ltd.*	3,900	62,556
Dow, Inc.	5,400	310,824
Ecolab, Inc.	22,241	4,639,917
FMC Corp.	3,300	302,148
LyondellBasell Industries NV, Class A	3,200	300,320
Olin Corp.	1,100	53,075
PPG Industries, Inc.	10,100	1,444,401
RPM International, Inc.	7,500	582,375
Scotts Miracle-Gro Co. (The)	4,093	599,052
Sherwin-Williams Co. (The)	24,713	6,912,968
Westlake Chemical Corp.	600	54,684

		16,234,957

Containers & Packaging (0.1%)
Avery Dennison Corp.	4,400	911,724
Ball Corp.	9,600	863,712
Crown Holdings, Inc.	1,503	151,472
Graphic Packaging Holding Co.	8,000	152,320
Sealed Air Corp.	8,200	449,278

		2,528,506

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	43,500	1,415,055
Southern Copper Corp.	7,700	432,278
Steel Dynamics, Inc.	3,600	210,528

		2,057,861

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	700	42,959

Total Materials		20,864,283

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
American Tower Corp. (REIT)	45,820	12,161,086
CoreSite Realty Corp. (REIT)	3,400	471,036
Crown Castle International Corp. (REIT)	43,717	7,577,031
Equinix, Inc. (REIT)	6,452	5,097,919
Equity LifeStyle Properties, Inc. (REIT)	9,300	726,330
Extra Space Storage, Inc. (REIT)	1,100	184,789
Iron Mountain, Inc. (REIT)	20,400	886,380
Lamar Advertising Co. (REIT), Class A	7,600	862,220
Public Storage (REIT)	11,662	3,464,780
SBA Communications Corp. (REIT)	1,818	600,976
Simon Property Group, Inc. (REIT)	28,661	3,725,070

		35,757,617

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	1,700	165,512
Opendoor Technologies, Inc.(x)*	9,100	186,823

		352,335

Total Real Estate		36,109,952

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	11,200	457,296

Independent Power and Renewable Electricity Producers (0.0%)
Brookfield Renewable Corp.	3,200	124,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Total Utilities		$581,488

Total Common Stocks (99.0%) (Cost $563,742,863)		2,165,391,460

MASTER LIMITED PARTNERSHIP:
Financials (0.1%)
Capital Markets (0.1%)
Apollo Global Management, Inc.(x) (Cost $990,336)	18,300	1,127,097

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $3,164,658, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $3,227,948.(xx)	$3,164,655	3,164,655
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $600,003, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $612,000.(xx)	600,000	600,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $102,005.(xx)	100,000	100,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $200,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $204,006.(xx)	200,000	200,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $55,757, collateralized by various Common Stocks; total market value $61,954.(xx)	55,757	55,757

Total Repurchase Agreements		4,120,412

Total Short-Term Investments (0.2%) (Cost $5,120,412)		5,120,412

Total Investments in Securities (99.3%) (Cost $569,853,611)		2,171,638,969
Other Assets Less Liabilities (0.7%)		15,184,530

Net Assets (100%)		$2,186,823,499

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,149,120.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $7,936,020. This was collateralized by $3,132,318 of various U.S. Government Treasury Securities, ranging from 0 .000% – 6.250%, maturing 10/7/21 – 8/15/50 and by cash of $5,120,412 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	89	12/2021	USD	19,124,988	(808,409)

					(808,409)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$276,247,707	$—	$—	$276,247,707
Consumer Discretionary	398,915,731	—	—	398,915,731
Consumer Staples	82,823,456	—	—	82,823,456
Energy	6,977,593	—	—	6,977,593
Financials	53,070,349	—	—	53,070,349
Health Care	199,885,575	—	—	199,885,575
Industrials	127,912,504	—	—	127,912,504
Information Technology	962,002,822	—	—	962,002,822
Materials	20,864,283	—	—	20,864,283
Real Estate	36,109,952	—	—	36,109,952
Utilities	581,488	—	—	581,488
Master Limited Partnership
Financials	1,127,097	—	—	1,127,097
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	4,120,412	—	4,120,412

Total Assets	$2,167,518,557	$4,120,412	$—	$2,171,638,969

Liabilities:
Futures	$(808,409)	$—	$—	$(808,409)

Total Liabilities	$(808,409)	$—	$—	$(808,409)

Total	$2,166,710,148	$4,120,412	$—	$2,170,830,560

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,615,702,625
Aggregate gross unrealized depreciation	(15,243,798)

Net unrealized appreciation	$1,600,458,827

Federal income tax cost of investments in securities and derivative instruments, if applicable	$570,371,733

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.9%)
Entertainment (2.1%)
Activision Blizzard, Inc.	207,846	$16,085,202
Live Nation Entertainment, Inc.*	5,447	496,385
Madison Square Garden Sports Corp., Class A*	846	157,314
Netflix, Inc.*	87,900	53,648,886
Playtika Holding Corp.*	11,532	318,629
ROBLOX Corp., Class A*	20,467	1,546,282
Roku, Inc.*	12,867	4,031,875
Sea Ltd. (ADR)*	41,787	13,318,771
Skillz, Inc.(x)*	34,387	337,680
Spotify Technology SA*	38,536	8,683,702
Take-Two Interactive Software, Inc.*	2,654	408,902
Walt Disney Co. (The)*	114,535	19,375,886
World Wrestling Entertainment, Inc., Class A	4,386	246,756
Zynga, Inc., Class A*	55,523	418,088

		119,074,358

Interactive Media & Services (8.6%)
Alphabet, Inc., Class A*	46,707	124,872,099
Alphabet, Inc., Class C*	53,682	143,079,171
Facebook, Inc., Class A*	564,662	191,640,636
IAC/InterActiveCorp*	2,716	353,868
Kuaishou Technology(m)(x)*	9,100	96,232
Match Group, Inc.*	57,446	9,018,448
Pinterest, Inc., Class A*	104,496	5,324,071
Snap, Inc., Class A*	172,549	12,746,195
Tencent Holdings Ltd.	60,800	3,564,960
TripAdvisor, Inc.*	7,043	238,406
Twitter, Inc.*	8,787	530,647
Vimeo, Inc.*	27,554	809,261
Zillow Group, Inc., Class A*	6,411	567,886
Zillow Group, Inc., Class C(x)*	18,800	1,657,032

		494,498,912

Media (0.2%)
Altice USA, Inc., Class A*	17,476	362,103
Cable One, Inc.	309	560,257
Charter Communications, Inc., Class A*	13,485	9,811,146
Nexstar Media Group, Inc., Class A	327	49,691

		10,783,197

Total Communication Services		624,356,467

Consumer Discretionary (13.5%)
Auto Components (0.0%)
Aptiv plc*	9,759	1,453,798
QuantumScape Corp.(x)*	16,307	400,174

		1,853,972

Automobiles (1.5%)
Ferrari NV	19,124	3,999,211
Tesla, Inc.*	107,081	83,039,174
Thor Industries, Inc.	2,530	310,583

		87,348,968

Distributors (0.0%)
Pool Corp.	4,340	1,885,339

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	5,310	740,320
Chegg, Inc.*	11,900	809,438
Frontdoor, Inc.*	6,840	286,596
H&R Block, Inc.	15,383	384,575
Mister Car Wash, Inc.*	3,648	66,576

		2,287,505

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	58,935	9,886,346
Booking Holdings, Inc.*	6,133	14,558,945
Boyd Gaming Corp.*	2,042	129,177
Caesars Entertainment, Inc.*	13,983	1,570,011
Chipotle Mexican Grill, Inc.*	5,268	9,574,695
Choice Hotels International, Inc.	4,067	513,947
Churchill Downs, Inc.	4,063	975,445
Darden Restaurants, Inc.	9,641	1,460,322
Domino’s Pizza, Inc.	8,358	3,986,432
DraftKings, Inc., Class A(x)*	65,647	3,161,559
Expedia Group, Inc.*	16,103	2,639,282
Hilton Worldwide Holdings, Inc.*	20,498	2,707,991
Las Vegas Sands Corp.*	81,748	2,991,977
Marriott International, Inc., Class A*	30,022	4,445,958
McDonald’s Corp.	50,618	12,204,506
Penn National Gaming, Inc.*	1,149	83,257
Planet Fitness, Inc., Class A*	6,363	499,814
Six Flags Entertainment Corp.*	3,449	146,582
Starbucks Corp.	324,912	35,841,043
Travel + Leisure Co.	6,580	358,807
Vail Resorts, Inc.*	4,511	1,506,900
Wendy’s Co. (The)	19,113	414,370
Wyndham Hotels & Resorts, Inc.	6,756	521,496
Wynn Resorts Ltd.*	44,427	3,765,188
Yum China Holdings, Inc.	130,758	7,598,347
Yum! Brands, Inc.	47,149	5,766,794

		127,309,191

Household Durables (0.1%)
DR Horton, Inc.	15,509	1,302,291
NVR, Inc.*	238	1,140,991
PulteGroup, Inc.	7,873	361,528
Tempur Sealy International, Inc.	20,139	934,651
Toll Brothers, Inc.	5,313	293,756
TopBuild Corp.*	2,967	607,671

		4,640,888

Internet & Direct Marketing Retail (5.8%)
Alibaba Group Holding Ltd. (ADR)*	134,811	19,958,769
Amazon.com, Inc.*	82,646	271,495,416
Coupang, Inc.*	54,699	1,523,367
DoorDash, Inc., Class A*	33,936	6,990,137
eBay, Inc.	318,591	22,196,235
Etsy, Inc.*	14,139	2,940,346
Farfetch Ltd., Class A*	58,265	2,183,772
Meituan, Class B(m)*	39,200	1,224,087
Pinduoduo, Inc. (ADR)*	12,200	1,106,174
Wayfair, Inc., Class A(x)*	4,732	1,209,073

		330,827,376

Leisure Products (0.1%)
Brunswick Corp.	1,163	110,799
Mattel, Inc.*	38,388	712,481
Peloton Interactive, Inc., Class A(x)*	29,478	2,566,060
Polaris, Inc.	4,265	510,350
YETI Holdings, Inc.*	9,492	813,370

		4,713,060

Multiline Retail (0.3%)
Dollar General Corp.	11,213	2,378,726
Nordstrom, Inc.(x)*	10,878	287,723
Target Corp.	67,067	15,342,917

		18,009,366

Specialty Retail (2.3%)
AutoZone, Inc.*	517	877,861
Bath & Body Works, Inc.	15,991	1,007,913
Best Buy Co., Inc.	164,090	17,345,954
Burlington Stores, Inc.*	6,966	1,975,349
CarMax, Inc.*	1,709	218,684
Carvana Co.*	15,455	4,660,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Five Below, Inc.*	5,983	$1,057,854
Floor & Decor Holdings, Inc., Class A*	11,168	1,348,983
GameStop Corp., Class A(x)*	7,129	1,250,926
Home Depot, Inc. (The)	136,565	44,828,827
Leslie’s, Inc.*	11,276	231,609
Lithia Motors, Inc., Class A	307	97,331
Lowe’s Cos., Inc.	78,638	15,952,505
O’Reilly Automotive, Inc.*	2,287	1,397,494
Petco Health & Wellness Co., Inc.(x)*	536	11,309
RH*	1,915	1,277,133
Ross Stores, Inc.	101,920	11,093,992
TJX Cos., Inc. (The)	134,046	8,844,355
Tractor Supply Co.	12,837	2,600,904
Ulta Beauty, Inc.*	5,873	2,119,683
Victoria’s Secret & Co.*	5,070	280,168
Vroom, Inc.(x)*	3,360	74,155
Williams-Sonoma, Inc.	82,503	14,630,257

		133,183,547

Textiles, Apparel & Luxury Goods (1.1%)
Columbia Sportswear Co.	289	27,698
Deckers Outdoor Corp.*	443	159,569
Hanesbrands, Inc.	24,231	415,804
Lululemon Athletica, Inc.*	24,216	9,800,215
NIKE, Inc., Class B	203,687	29,581,463
Ralph Lauren Corp.	124,750	13,852,240
Skechers USA, Inc., Class A*	1,723	72,573
Tapestry, Inc.	3,259	120,648
Under Armour, Inc., Class A*	472,964	9,544,413
VF Corp.	23,065	1,545,124

		65,119,747

Total Consumer Discretionary		777,178,959

Consumer Staples (3.5%)
Beverages (1.7%)
Boston Beer Co., Inc. (The), Class A*	1,058	539,315
Brown-Forman Corp., Class A	2,577	161,501
Brown-Forman Corp., Class B	9,906	663,801
Coca-Cola Co. (The)	407,655	21,389,658
Constellation Brands, Inc., Class A	60,185	12,680,378
Diageo plc (ADR)	28,075	5,418,475
Monster Beverage Corp.*	279,106	24,792,986
PepsiCo, Inc.	228,561	34,377,860

		100,023,974

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	45,953	20,648,981
Sysco Corp.	53,789	4,222,436
Walmart, Inc.	88,903	12,391,300

		37,262,717

Food Products (0.4%)
Beyond Meat, Inc.(x)*	5,560	585,246
Darling Ingredients, Inc.*	1,000	71,900
Freshpet, Inc.*	4,386	625,838
Hershey Co. (The)	14,018	2,372,546
Kellogg Co.	154,522	9,877,046
Lamb Weston Holdings, Inc.	5,046	309,673
Nestle SA (Registered)	81,167	9,765,925
Pilgrim’s Pride Corp.*	1,459	42,428

		23,650,602

Household Products (0.5%)
Church & Dwight Co., Inc.	1,519	125,424
Clorox Co. (The)	10,911	1,806,971
Colgate-Palmolive Co.	113,373	8,568,731
Kimberly-Clark Corp.	18,943	2,508,811
Procter & Gamble Co. (The)	93,050	13,008,390

		26,018,327

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	25,425	7,625,720
Herbalife Nutrition Ltd.*	2,335	98,958

		7,724,678

Tobacco (0.1%)
Altria Group, Inc.	114,045	5,191,328

Total Consumer Staples		199,871,626

Energy (0.3%)
Energy Equipment & Services (0.2%)
Halliburton Co.	5,486	118,607
Schlumberger NV	273,400	8,103,576

		8,222,183

Oil, Gas & Consumable Fuels (0.1%)
Cabot Oil & Gas Corp.	5,456	118,723
Cheniere Energy, Inc.*	26,154	2,554,461
Cimarex Energy Co.	2,348	204,746
Continental Resources, Inc.	782	36,089
Diamondback Energy, Inc.	9,337	883,934
EOG Resources, Inc.	7,402	594,158
Hess Corp.	2,203	172,076
New Fortress Energy, Inc.(x)	3,093	85,831
Occidental Petroleum Corp.	12,539	370,904
Pioneer Natural Resources Co.	10,622	1,768,669
Texas Pacific Land Corp.	655	792,131

		7,581,722

Total Energy		15,803,905

Financials (1.7%)
Banks (0.0%)
Citizens Financial Group, Inc.	8,784	412,672
Sterling Bancorp	1,762	43,980
Synovus Financial Corp.	1,273	55,872
Western Alliance Bancorp	5,693	619,512

		1,132,036

Capital Markets (1.4%)
Ameriprise Financial, Inc.	7,045	1,860,725
Ares Management Corp.	13,450	993,013
Blackstone, Inc., Class A	75,682	8,804,844
FactSet Research Systems, Inc.	24,119	9,521,699
Goldman Sachs Group, Inc. (The)	1,999	755,682
LPL Financial Holdings, Inc.	8,945	1,402,218
MarketAxess Holdings, Inc.	6,403	2,693,678
Moody’s Corp.	17,056	6,056,756
Morningstar, Inc.	2,353	609,498
MSCI, Inc.	34,993	21,287,642
Raymond James Financial, Inc.	1,099	101,416
S&P Global, Inc.	27,484	11,677,677
SEI Investments Co.	126,807	7,519,655
T. Rowe Price Group, Inc.	8,239	1,620,611
Tradeweb Markets, Inc., Class A	12,166	982,769
XP, Inc., Class A*	45,469	1,826,490

		77,714,373

Consumer Finance (0.2%)
American Express Co.	45,569	7,634,174
Credit Acceptance Corp.(x)*	36	21,071
Discover Financial Services	18,282	2,245,944
Synchrony Financial	11,650	569,452
Upstart Holdings, Inc.*	5,006	1,584,099

		12,054,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.1%)
Alleghany Corp.*	147	$91,788
Aon plc, Class A	14,554	4,159,097
Arch Capital Group Ltd.*	9,601	366,566
Bright Health Group, Inc.(x)*	30,101	245,624
Brown & Brown, Inc.	1,414	78,406
Erie Indemnity Co., Class A	1,989	354,877
Everest Re Group Ltd.	1,051	263,570
GoHealth, Inc., Class A*	4,797	24,129
Lemonade, Inc.(x)*	464	31,093
Lincoln National Corp.	2,842	195,388
Markel Corp.*	264	315,514
Marsh & McLennan Cos., Inc.	6,684	1,012,158
RenaissanceRe Holdings Ltd.	2,036	283,819

		7,422,029

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A(x)	15,800	253,432
UWM Holdings Corp.(x)	2,392	16,624

		270,056

Total Financials		98,593,234

Health Care (7.2%)
Biotechnology (1.9%)
AbbVie, Inc.	196,409	21,186,639
Acceleron Pharma, Inc.*	5,750	989,575
Alnylam Pharmaceuticals, Inc.*	91,864	17,344,842
Amgen, Inc.	51,968	11,050,995
Argenx SE (ADR)*	3,765	1,137,030
BioMarin Pharmaceutical, Inc.*	61,552	4,757,354
CRISPR Therapeutics AG*	70,147	7,851,554
CureVac NV(x)*	6,203	338,808
Exact Sciences Corp.*	17,535	1,673,716
Exelixis, Inc.*	28,481	602,088
Horizon Therapeutics plc*	4,768	522,287
Incyte Corp.*	33,069	2,274,486
Ionis Pharmaceuticals, Inc.*	13,712	459,901
Iovance Biotherapeutics, Inc.*	5,155	127,122
Mirati Therapeutics, Inc.*	3,524	623,431
Moderna, Inc.*	37,605	14,472,660
Natera, Inc.*	8,635	962,284
Neurocrine Biosciences, Inc.*	10,440	1,001,300
Novavax, Inc.*	8,244	1,709,064
Regeneron Pharmaceuticals, Inc.*	28,473	17,231,290
Sarepta Therapeutics, Inc.*	8,356	772,763
Seagen, Inc.*	13,299	2,258,170
Ultragenyx Pharmaceutical, Inc.*	5,104	460,330
Vertex Pharmaceuticals, Inc.*	11,580	2,100,496

		111,908,185

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	222,332	26,264,079
ABIOMED, Inc.*	4,917	1,600,582
Align Technology, Inc.*	19,675	13,092,335
Danaher Corp.	3,685	1,121,862
Dexcom, Inc.*	10,673	5,836,637
Edwards Lifesciences Corp.*	68,625	7,769,036
Figs, Inc., Class A(x)*	1,135	42,154
Globus Medical, Inc., Class A*	460	35,245
IDEXX Laboratories, Inc.*	9,373	5,829,069
Insulet Corp.*	7,375	2,096,196
Intuitive Surgical, Inc.*	34,628	34,425,426
Masimo Corp.*	4,041	1,093,939
Novocure Ltd.*	11,306	1,313,418
Penumbra, Inc.*	3,736	995,644
ResMed, Inc.	14,459	3,810,670
STERIS plc	1,296	264,747
Stryker Corp.	41,649	10,983,674
Tandem Diabetes Care, Inc.*	6,418	766,181
Teleflex, Inc.	966	363,747
West Pharmaceutical Services, Inc.	8,206	3,483,775

		121,188,416

Health Care Providers & Services (0.6%)
agilon health, Inc.*	7,088	185,776
Amedisys, Inc.*	3,235	482,338
Anthem, Inc.	6,101	2,274,453
Cardinal Health, Inc.	19,210	950,127
Chemed Corp.	481	223,723
Cigna Corp.	10,759	2,153,521
DaVita, Inc.*	5,359	623,037
Encompass Health Corp.	5,888	441,836
Guardant Health, Inc.*	9,775	1,221,973
HCA Healthcare, Inc.	49,136	11,926,290
Humana, Inc.	4,104	1,597,072
McKesson Corp.	2,440	486,487
Molina Healthcare, Inc.*	1,024	277,821
Oak Street Health, Inc.(x)*	9,841	418,538
UnitedHealth Group, Inc.	38,058	14,870,783

		38,133,775

Health Care Technology (0.2%)
Cerner Corp.	68,923	4,860,450
Certara, Inc.*	5,239	173,411
Veeva Systems, Inc., Class A*	15,129	4,359,724

		9,393,585

Life Sciences Tools & Services (1.0%)
10X Genomics, Inc., Class A*	9,231	1,343,849
Adaptive Biotechnologies Corp.*	11,322	384,835
Agilent Technologies, Inc.	30,155	4,750,317
Avantor, Inc.*	131,152	5,364,117
Bio-Techne Corp.	4,299	2,083,166
Bruker Corp.	11,384	889,090
Charles River Laboratories International, Inc.*	5,207	2,148,773
Illumina, Inc.*	62,300	25,269,503
IQVIA Holdings, Inc.*	10,521	2,520,200
Maravai LifeSciences Holdings, Inc., Class A*	11,277	553,475
Mettler-Toledo International, Inc.*	2,563	3,530,174
PPD, Inc.*	7,651	357,990
Repligen Corp.*	5,704	1,648,399
Sotera Health Co.*	11,145	291,442
Syneos Health, Inc.*	1,706	149,241
Thermo Fisher Scientific, Inc.	3,948	2,255,611
Waters Corp.*	6,348	2,268,140

		55,808,322

Pharmaceuticals (1.4%)
AstraZeneca plc (ADR)	53,339	3,203,540
Catalent, Inc.*	4,094	544,789
Eli Lilly and Co.	103,367	23,882,945
Novartis AG (ADR)	159,124	13,013,161
Novo Nordisk A/S (ADR)	54,671	5,248,963
Roche Holding AG (ADR)	272,320	12,382,390
Royalty Pharma plc, Class A	21,335	771,047
Zoetis, Inc.	108,034	20,973,721

		80,020,556

Total Health Care		416,452,839

Industrials (3.9%)
Aerospace & Defense (0.7%)
Airbus SE*	30,917	4,059,252
Axon Enterprise, Inc.*	7,132	1,248,243
Boeing Co. (The)*	95,511	21,006,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
BWX Technologies, Inc.	8,130	$437,882
HEICO Corp.	1,685	222,201
HEICO Corp., Class A	2,958	350,316
Howmet Aerospace, Inc.	3,386	105,643
Lockheed Martin Corp.	24,048	8,298,965
Northrop Grumman Corp.	1,394	502,049
Spirit AeroSystems Holdings, Inc., Class A	3,570	157,758
TransDigm Group, Inc.*	1,665	1,039,909
Virgin Galactic Holdings, Inc.(x)*	18,260	461,978

		37,890,885

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	3,035	264,045
Expeditors International of Washington, Inc.	89,131	10,618,176
FedEx Corp.	30,135	6,608,304
GXO Logistics, Inc.*	9,225	723,609
United Parcel Service, Inc., Class B	172,366	31,387,849

		49,601,983

Airlines (0.1%)
Delta Air Lines, Inc.*	71,358	3,040,564
Southwest Airlines Co.*	27,234	1,400,645

		4,441,209

Building Products (0.1%)
Advanced Drainage Systems, Inc.	6,714	726,253
Allegion plc	7,625	1,007,873
Armstrong World Industries, Inc.	2,595	247,745
AZEK Co., Inc. (The)*	7,000	255,710
Carlisle Cos., Inc.	2,297	456,621
Carrier Global Corp.	45,444	2,352,181
Fortune Brands Home & Security, Inc.	4,115	367,963
Trane Technologies plc	12,980	2,240,997
Trex Co., Inc.*	12,752	1,299,811

		8,955,154

Commercial Services & Supplies (0.2%)
Cintas Corp.	18,583	7,073,805
Copart, Inc.*	23,341	3,237,864
IAA, Inc.*	14,792	807,199
MSA Safety, Inc.	1,059	154,296
Rollins, Inc.	23,159	818,207
Waste Management, Inc.	7,499	1,120,051

		13,211,422

Electrical Equipment (0.2%)
Generac Holdings, Inc.*	15,342	6,269,815
Plug Power, Inc.*	57,042	1,456,852
Rockwell Automation, Inc.	7,868	2,313,507
Vertiv Holdings Co., Class A	31,220	752,090

		10,792,264

Industrial Conglomerates (0.2%)
3M Co.	9,370	1,643,685
Honeywell International, Inc.	16,775	3,560,997
Roper Technologies, Inc.	11,643	5,194,292

		10,398,974

Machinery (0.8%)
AGCO Corp.	714	87,487
Allison Transmission Holdings, Inc.	8,688	306,860
Caterpillar, Inc.	52,509	10,080,153
Deere & Co.	68,772	23,043,434
Donaldson Co., Inc.	1,556	89,330
Graco, Inc.	11,534	807,034
Illinois Tool Works, Inc.	31,302	6,467,932
Lincoln Electric Holdings, Inc.	6,346	817,301
Middleby Corp. (The)*	1,936	330,107
Nordson Corp.	1,159	276,016
Parker-Hannifin Corp.	2,327	650,676
Toro Co. (The)	11,463	1,116,611
Xylem, Inc.	13,000	1,607,840

		45,680,781

Professional Services (0.2%)
Booz Allen Hamilton Holding Corp.	14,790	1,173,587
CoStar Group, Inc.*	33,940	2,920,876
Equifax, Inc.	5,167	1,309,421
Legalzoom.com, Inc.(x)*	1,439	37,990
Robert Half International, Inc.	10,753	1,078,848
TransUnion	43,770	4,915,809
Verisk Analytics, Inc.	11,282	2,259,446

		13,695,977

Road & Rail (0.4%)
JB Hunt Transport Services, Inc.	8,334	1,393,611
Kansas City Southern	2,654	718,279
Landstar System, Inc.	3,686	581,724
Lyft, Inc., Class A*	31,306	1,677,689
Norfolk Southern Corp.	5,100	1,220,175
Old Dominion Freight Line, Inc.	10,512	3,006,222
TuSimple Holdings, Inc., Class A(x)*	1,200	44,556
Uber Technologies, Inc.*	153,106	6,859,149
Union Pacific Corp.	45,817	8,980,590
XPO Logistics, Inc.*	9,225	734,125

		25,216,120

Trading Companies & Distributors (0.1%)
Core & Main, Inc., Class A*	1,999	52,394
Fastenal Co.	56,830	2,932,996
SiteOne Landscape Supply, Inc.*	2,437	486,108
United Rentals, Inc.*	2,788	978,393
WW Grainger, Inc.	4,279	1,681,904

		6,131,795

Total Industrials		226,016,564

Information Technology (27.9%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	6,009	2,064,933
Cisco Systems, Inc.	153,504	8,355,222
CommScope Holding Co., Inc.*	23,436	318,495
Ubiquiti, Inc.	658	196,525

		10,935,175

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	46,364	3,395,236
CDW Corp.	15,242	2,774,349
Cognex Corp.	18,797	1,507,895
Coherent, Inc.*	2,400	600,216
Corning, Inc.	28,871	1,053,503
IPG Photonics Corp.*	205	32,472
Jabil, Inc.	12,602	735,579
Keysight Technologies, Inc.*	8,916	1,464,810
Teledyne Technologies, Inc.*	10,805	4,641,612
Vontier Corp.	10,682	358,915
Zebra Technologies Corp., Class A*	7,837	4,039,346

		20,603,933

IT Services (5.6%)
Accenture plc, Class A	91,880	29,394,250
Affirm Holdings, Inc.(x)*	7,139	850,469
Afterpay Ltd.*	48,562	4,201,155
Automatic Data Processing, Inc.	61,991	12,393,241
Broadridge Financial Solutions, Inc.	11,691	1,948,188
Cloudflare, Inc., Class A*	27,057	3,047,971
EPAM Systems, Inc.*	6,008	3,427,444
Euronet Worldwide, Inc.*	3,800	483,664
Fiserv, Inc.*	52,255	5,669,668

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
FleetCor Technologies, Inc.*	1,989	$519,666
Gartner, Inc.*	38,155	11,594,541
Genpact Ltd.	1,069	50,788
Global Payments, Inc.	25,021	3,942,809
Globant SA*	4,492	1,262,297
GoDaddy, Inc., Class A*	2,000	139,400
Jack Henry & Associates, Inc.	2,251	369,299
Mastercard, Inc., Class A	166,666	57,946,435
MongoDB, Inc.*	14,530	6,851,040
Okta, Inc.*	13,836	3,283,836
Paychex, Inc.	31,361	3,526,545
PayPal Holdings, Inc.*	189,144	49,217,160
Sabre Corp.*	37,058	438,767
Shift4 Payments, Inc., Class A*	5,014	388,685
Shopify, Inc., Class A*	1,955	2,650,550
Snowflake, Inc., Class A*	24,048	7,272,837
Square, Inc., Class A(x)*	51,308	12,305,711
StoneCo Ltd., Class A*	44,442	1,543,026
Switch, Inc., Class A	12,001	304,705
Toast, Inc., Class A(x)*	2,264	113,087
Twilio, Inc., Class A*	5,204	1,660,336
Visa, Inc., Class A	433,037	96,458,992
Western Union Co. (The)	11,760	237,787
WEX, Inc.*	3,223	567,699
Wix.com Ltd.*	5,833	1,143,093

		325,205,141

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	176,509	18,162,776
Allegro MicroSystems, Inc.*	4,457	142,446
Analog Devices, Inc.	23,593	3,951,356
Applied Materials, Inc.	101,768	13,100,595
ASML Holding NV (Registered) (NYRS)	10,898	8,120,209
Broadcom, Inc.	44,379	21,520,709
Brooks Automation, Inc.	6,504	665,684
Enphase Energy, Inc.*	14,724	2,208,158
Entegris, Inc.	14,926	1,879,183
KLA Corp.	16,988	5,682,656
Lam Research Corp.	15,834	9,011,921
Microchip Technology, Inc.	25,166	3,862,729
Micron Technology, Inc.	17,279	1,226,463
MKS Instruments, Inc.	5,110	771,150
Monolithic Power Systems, Inc.	5,004	2,425,339
NVIDIA Corp.	466,997	96,743,099
NXP Semiconductors NV	9,040	1,770,665
ON Semiconductor Corp.*	25,572	1,170,430
QUALCOMM, Inc.	336,365	43,384,358
Skyworks Solutions, Inc.	8,692	1,432,268
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	32,665	3,647,047
Teradyne, Inc.	18,554	2,025,540
Texas Instruments, Inc.	63,663	12,236,665
Universal Display Corp.	4,894	836,678
Xilinx, Inc.	27,143	4,098,322

		260,076,446

Software (12.2%)
Adobe, Inc.*	85,075	48,979,379
Alteryx, Inc., Class A*	6,396	467,548
Anaplan, Inc.*	15,306	931,982
ANSYS, Inc.*	4,045	1,377,120
Aspen Technology, Inc.*	7,499	920,877
Atlassian Corp. plc, Class A*	15,139	5,925,707
Autodesk, Inc.*	144,259	41,138,339
Avalara, Inc.*	21,018	3,673,316
Bentley Systems, Inc., Class B	14,962	907,296
Bill.com Holdings, Inc.*	10,272	2,742,110
Black Knight, Inc.*	33,884	2,439,648
C3.ai, Inc., Class A(x)*	1,109	51,391
Cadence Design Systems, Inc.*	30,385	4,601,504
CDK Global, Inc.	1,841	78,335
Ceridian HCM Holding, Inc.*	10,935	1,231,500
Citrix Systems, Inc.	4,692	503,780
Coupa Software, Inc.*	10,209	2,237,609
Crowdstrike Holdings, Inc., Class A*	21,890	5,380,124
Datadog, Inc., Class A*	45,245	6,395,381
DocuSign, Inc.*	21,115	5,435,634
DoubleVerify Holdings, Inc.(x)*	1,780	60,805
Dropbox, Inc., Class A*	33,978	992,837
Duck Creek Technologies, Inc.*	1,825	80,738
Dynatrace, Inc.*	20,557	1,458,930
Elastic NV*	7,855	1,170,316
Everbridge, Inc.*	4,211	636,029
Fair Isaac Corp.*	3,072	1,222,441
FireEye, Inc.*	8,776	156,213
Five9, Inc.*	7,346	1,173,450
Fortinet, Inc.*	14,953	4,366,874
HubSpot, Inc.*	4,975	3,363,548
Intuit, Inc.	51,013	27,522,024
Jamf Holding Corp.*	4,974	191,598
Manhattan Associates, Inc.*	3,631	555,652
McAfee Corp., Class A	5,780	127,796
Medallia, Inc.*	6,464	218,936
Microsoft Corp.	1,163,373	327,978,116
nCino, Inc.*	6,229	442,446
NCR Corp.*	5,060	196,126
New Relic, Inc.*	5,726	410,955
NortonLifeLock, Inc.	17,011	430,378
Nuance Communications, Inc.*	11,744	646,390
Nutanix, Inc., Class A*	21,074	794,490
Oracle Corp.	450,031	39,211,201
Palantir Technologies, Inc., Class A*	179,462	4,314,266
Palo Alto Networks, Inc.*	10,537	5,047,223
Paycom Software, Inc.*	8,762	4,343,762
Paycor HCM, Inc.*	1,690	59,420
Paylocity Holding Corp.*	4,082	1,144,593
Pegasystems, Inc.	4,218	536,108
Procore Technologies, Inc.(x)*	810	72,365
PTC, Inc.*	11,647	1,395,194
RingCentral, Inc., Class A*	8,971	1,951,193
salesforce.com, Inc.*	166,966	45,284,519
SentinelOne, Inc., Class A*	30,000	1,607,100
ServiceNow, Inc.*	52,592	32,726,424
Smartsheet, Inc., Class A*	13,466	926,730
Splunk, Inc.*	32,975	4,771,812
Synopsys, Inc.*	10,742	3,216,262
Teradata Corp.*	9,875	566,331
Trade Desk, Inc. (The), Class A*	73,436	5,162,551
Tyler Technologies, Inc.*	3,892	1,785,066
UiPath, Inc., Class A(x)*	50,801	2,672,641
Unity Software, Inc.*	16,427	2,073,909
VMware, Inc., Class A(x)*	3,483	517,922
Workday, Inc., Class A*	82,833	20,699,138
Zendesk, Inc.*	13,131	1,528,317
Zoom Video Communications, Inc., Class A*	39,345	10,288,718
Zscaler, Inc.*	8,600	2,255,092

		703,773,525

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	1,990,977	281,723,245
Dell Technologies, Inc., Class C*	14,415	1,499,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
HP, Inc.	46,327	$1,267,507
NetApp, Inc.	16,472	1,478,527
Pure Storage, Inc., Class A*	27,250	685,610

		286,654,625

Total Information Technology		1,607,248,845

Materials (0.4%)
Chemicals (0.3%)
Axalta Coating Systems Ltd.*	4,316	125,984
Celanese Corp.	4,472	673,662
Chemours Co. (The)	9,898	287,636
Diversey Holdings Ltd.*	4,623	74,153
Dow, Inc.	6,291	362,110
Ecolab, Inc.	24,273	5,063,833
FMC Corp.	3,807	348,569
Linde plc	1,555	456,206
LyondellBasell Industries NV, Class A	3,777	354,471
Olin Corp.	1,276	61,567
PPG Industries, Inc.	11,071	1,583,264
RPM International, Inc.	8,102	629,120
Scotts Miracle-Gro Co. (The)	4,519	661,401
Sherwin-Williams Co. (The)	27,086	7,576,767
Westlake Chemical Corp.	774	70,542

		18,329,285

Containers & Packaging (0.1%)
Avery Dennison Corp.	4,906	1,016,572
Ball Corp.	10,585	952,333
Crown Holdings, Inc.	1,857	187,149
Graphic Packaging Holding Co.	10,080	191,923
Sealed Air Corp.	8,751	479,467

		2,827,444

Metals & Mining (0.0%)
Freeport-McMoRan, Inc.	47,412	1,542,313
Southern Copper Corp.	8,158	457,990
Steel Dynamics, Inc.	4,382	256,259

		2,256,562

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	869	53,330

Total Materials		23,466,621

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	50,172	13,316,151
CoreSite Realty Corp. (REIT)	3,801	526,591
Crown Castle International Corp. (REIT)	47,878	8,298,215
Equinix, Inc. (REIT)	7,030	5,554,614
Equity LifeStyle Properties, Inc. (REIT)	10,113	789,825
Extra Space Storage, Inc. (REIT)	1,363	228,970
Iron Mountain, Inc. (REIT)	22,472	976,408
Lamar Advertising Co. (REIT), Class A	8,352	947,534
Public Storage (REIT)	12,708	3,775,547
SBA Communications Corp. (REIT)	2,009	664,115
Simon Property Group, Inc. (REIT)	31,271	4,064,292

		39,142,262

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,067	201,243
Opendoor Technologies, Inc.(x)*	8,138	167,073

		368,316

Total Real Estate		39,510,578

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	11,772	480,651

Independent Power and Renewable Electricity Producers (0.0%)
Brookfield Renewable Corp.	3,743	145,266

Total Utilities		625,917

Total Common Stocks (70.0%) (Cost $1,376,409,705)		4,029,125,555

EXCHANGE TRADED FUNDS (ETF):
Equity (19.9%)
iShares Core S&P 500 ETF	2,079	895,675
iShares Morningstar Growth ETF(x)‡	3,511,025	230,147,689
iShares Morningstar U.S. Equity ETF	15,692	952,347
iShares Morningstar Value ETF	367,436	23,383,627
iShares Russell 1000 ETF	3,225	779,515
iShares Russell 1000 Growth ETF(x)	608,073	166,636,325
iShares S&P 500 Growth ETF(x)	1,443,800	106,711,258
SPDR Portfolio S&P 500 Growth ETF(x)	1,900,000	121,638,000
SPDR Portfolio S&P 500 Value ETF(x)	478,900	18,677,100
Vanguard Growth ETF(x)	782,022	226,919,323
Vanguard Large-Cap ETF(x)	600	120,552
Vanguard Russell 1000 Growth ETF(x)	2,975,000	209,648,250
Vanguard Russell 1000 Value(x)	251,300	17,266,823
Vanguard Value ETF	133,100	18,017,747

Total Exchange Traded Funds (19.9%) (Cost $670,766,489)		1,141,794,231

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc.(x) (Cost $1,081,178)	20,065	1,235,803

SHORT-TERM INVESTMENTS:
Investment Companies (5.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	8,000,000	8,000,000
JPMorgan Prime Money Market Fund, IM Shares	332,369,269	332,535,454

Total Investment Companies		340,535,454

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Cantor Fitzgerald & Co., 0.06%, dated 9/30/21, due 10/5/21, repurchase price $15,000,115, collateralized by various U.S. Government Agency Securities, ranging from 0.484%-6.000%, maturing 9/25/29-7/20/71; total market value $15,300,000.(xx)	$15,000,000	15,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $4,200,018, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $4,284,000.(xx)	$4,200,000	$4,200,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $1,710,016, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $1,744,215.(xx)	1,710,014	1,710,014
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $7,000,368, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $7,774,327.(xx)	7,000,000	7,000,000
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $5,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.000%, maturing 10/7/21-2/15/51; total market value $5,100,000.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $510,026.(xx)	500,000	500,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $800,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $816,024.(xx)	800,000	800,000

Total Repurchase Agreements		34,210,014

Total Short-Term Investments (6.5%) (Cost $374,733,356)		374,745,468

Total Investments in Securities (96.4%) (Cost $2,422,990,728)		5,546,901,057
Other Assets Less Liabilities (3.6%)		208,713,846

Net Assets (100%)		$5,755,614,903

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $1,320,319 or 0.0% of net assets.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $48,022,764. This was collateralized by $7,209,207 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.250%, maturing 10/5/21 – 2/15/51 and by cash of $42,210,014 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF(x)(a)	3,511,025	110,144,254	110,128,650	(15,323,904)	6,762,801	18,435,888	230,147,689	532,160	—

(a)	Formerly known as iShares Morningstar Large-Cap Growth ETF.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	388	12/2021	USD	113,936,200	(6,299,897)
S&P 500 E-Mini Index	2,139	12/2021	USD	459,644,363	(18,058,224)

					(24,358,121)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$620,695,275	$3,661,192	$–	$624,356,467
Consumer Discretionary	775,954,872	1,224,087	–	777,178,959
Consumer Staples	190,105,701	9,765,925	–	199,871,626
Energy	15,803,905	—	—	15,803,905
Financials	98,593,234	—	—	98,593,234
Health Care	416,452,839	—	—	416,452,839
Industrials	221,957,312	4,059,252	—	226,016,564
Information Technology	1,603,047,690	4,201,155	—	1,607,248,845
Materials	23,466,621	—	—	23,466,621
Real Estate	39,510,578	—	—	39,510,578
Utilities	625,917	—	—	625,917
Exchange Traded Funds	1,141,794,231	—	—	1,141,794,231
Master Limited Partnership
Financials	1,235,803	—	—	1,235,803
Short-Term Investments
Investment Companies	340,535,454	—	—	340,535,454
Repurchase Agreements	—	34,210,014	—	34,210,014

Total Assets	$5,489,779,432	$57,121,625	$—	$5,546,901,057

Liabilities:
Futures	$(24,358,121)	$—	$—	$(24,358,121)

Total Liabilities	$(24,358,121)	$—	$—	$(24,358,121)

Total	$5,465,421,311	$57,121,625	$—	$5,522,542,936

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,125,841,074
Aggregate gross unrealized depreciation	(59,845,071)

Net unrealized appreciation	$3,065,996,003

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,456,546,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.3%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	280,100	$7,565,501
Lumen Technologies, Inc.	43,079	533,749
Verizon Communications, Inc.	162,500	8,776,625

		16,875,875

Entertainment (2.2%)
Activision Blizzard, Inc.	30,200	2,337,178
Electronic Arts, Inc.	11,200	1,593,200
Liberty Media Corp.-Liberty Formula One, Class A*	950	44,698
Liberty Media Corp.-Liberty Formula One, Class C*	7,750	398,427
Live Nation Entertainment, Inc.*	3,200	291,616
Madison Square Garden Sports Corp., Class A*	450	83,677
Take-Two Interactive Software, Inc.*	3,600	554,652
Walt Disney Co. (The)*	67,625	11,440,121
World Wrestling Entertainment, Inc., Class A	200	11,252
Zynga, Inc., Class A*	20,450	153,989

		16,908,810

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	1,700	4,544,984
Alphabet, Inc., Class C*	1,600	4,264,496
IAC/InterActiveCorp*	3,000	390,870
TripAdvisor, Inc.*	1,450	49,083
Twitter, Inc.*	27,300	1,648,647
Vimeo, Inc.*	300	8,811

		10,906,891

Media (2.2%)
Altice USA, Inc., Class A*	2,500	51,800
Cable One, Inc.	100	181,313
Charter Communications, Inc., Class A*	300	218,268
Comcast Corp., Class A	178,800	10,000,284
Discovery, Inc., Class A(x)*	6,400	162,432
Discovery, Inc., Class C*	12,272	297,841
DISH Network Corp., Class A*	9,638	418,868
Fox Corp., Class A	12,539	502,939
Fox Corp., Class B	5,933	220,233
Interpublic Group of Cos., Inc. (The)	15,300	561,051
Liberty Broadband Corp., Class A*	971	163,468
Liberty Broadband Corp., Class C*	5,959	1,029,119
Liberty Media Corp.-Liberty SiriusXM, Class A*	3,036	143,208
Liberty Media Corp.-Liberty SiriusXM, Class C*	6,344	301,150
New York Times Co. (The), Class A	6,400	315,328
News Corp., Class A	15,255	358,950
News Corp., Class B	4,700	109,181
Nexstar Media Group, Inc., Class A	1,500	227,940
Omnicom Group, Inc.	8,300	601,418
Sirius XM Holdings, Inc.(x)	35,300	215,330
ViacomCBS, Inc.	22,826	901,855
ViacomCBS, Inc., Class A(x)	267	11,233

		16,993,209

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	23,122	2,954,067

Total Communication Services		64,638,852

Consumer Discretionary (5.6%)
Auto Components (0.3%)
Aptiv plc*	8,650	1,288,591
BorgWarner, Inc.	9,300	401,853
Gentex Corp.	9,400	310,012
Lear Corp.	2,390	373,987
QuantumScape Corp.(x)*	1,300	31,902

		2,406,345

Automobiles (0.7%)
Ford Motor Co.*	153,400	2,172,144
General Motors Co.*	53,850	2,838,433
Harley-Davidson, Inc.	5,900	215,999
Thor Industries, Inc.	1,250	153,450

		5,380,026

Distributors (0.2%)
Genuine Parts Co.	5,550	672,827
LKQ Corp.*	10,900	548,488

		1,221,315

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	500	69,710
Chegg, Inc.*	1,300	88,426
Frontdoor, Inc.*	1,050	43,995
Grand Canyon Education, Inc.*	1,750	153,930
H&R Block, Inc.	1,300	32,500
Mister Car Wash, Inc.*	325	5,931
Service Corp. International	6,350	382,651
Terminix Global Holdings, Inc.*	5,000	208,350

		985,493

Hotels, Restaurants & Leisure (1.7%)
Aramark	8,950	294,097
Boyd Gaming Corp.*	2,500	158,150
Caesars Entertainment, Inc.*	2,900	325,612
Carnival Corp.*	33,338	833,783
Darden Restaurants, Inc.	1,600	242,352
Domino’s Pizza, Inc.	500	238,480
Hilton Worldwide Holdings, Inc.*	3,500	462,385
Hyatt Hotels Corp., Class A*	1,525	117,578
Marriott Vacations Worldwide Corp.	1,600	251,728
McDonald’s Corp.	24,050	5,798,695
MGM Resorts International	15,966	688,933
Norwegian Cruise Line Holdings Ltd.*	14,400	384,624
Penn National Gaming, Inc.*	5,700	413,022
Planet Fitness, Inc., Class A*	1,000	78,550
Royal Caribbean Cruises Ltd.*	8,544	759,989
Six Flags Entertainment Corp.*	1,850	78,625
Travel + Leisure Co.	1,100	59,983
Wyndham Hotels & Resorts, Inc.	1,300	100,347
Yum China Holdings, Inc.	15,150	880,367
Yum! Brands, Inc.	10,650	1,302,601

		13,469,901

Household Durables (0.7%)
DR Horton, Inc.	7,627	640,439
Garmin Ltd.	5,885	914,882
Leggett & Platt, Inc.	5,200	233,168
Lennar Corp., Class A	10,632	996,006
Lennar Corp., Class B	603	46,787
Mohawk Industries, Inc.*	2,177	386,200
Newell Brands, Inc.	14,850	328,779
NVR, Inc.*	100	479,408
PulteGroup, Inc.	7,250	332,920
Toll Brothers, Inc.	2,525	139,607
TopBuild Corp.*	200	40,962
Whirlpool Corp.	2,366	482,333

		5,021,491

Internet & Direct Marketing Retail (0.1%)
DoorDash, Inc., Class A*	400	82,392
Qurate Retail, Inc., Class A	14,539	148,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Wayfair, Inc., Class A*	1,300	$332,163

		562,707

Leisure Products (0.1%)
Brunswick Corp.	2,650	252,465
Hasbro, Inc.	5,000	446,100
Hayward Holdings, Inc.*	1,500	33,360
Polaris, Inc.	700	83,762

		815,687

Multiline Retail (0.6%)
Dollar General Corp.	5,400	1,145,556
Dollar Tree, Inc.*	9,000	861,480
Kohl’s Corp.	6,091	286,825
Nordstrom, Inc.*	600	15,870
Ollie’s Bargain Outlet Holdings, Inc.*	2,500	150,700
Target Corp.	10,750	2,459,278

		4,919,709

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	2,600	543,114
AutoNation, Inc.*	1,950	237,432
AutoZone, Inc.*	700	1,188,593
Bath & Body Works, Inc.	3,900	245,817
Best Buy Co., Inc.	7,550	798,111
Burlington Stores, Inc.*	200	56,714
CarMax, Inc.*	5,800	742,168
Dick’s Sporting Goods, Inc.(x)	2,450	293,437
Foot Locker, Inc.	3,441	157,116
Gap, Inc. (The)	7,800	177,060
Leslie’s, Inc.*	468	9,613
Lithia Motors, Inc., Class A	1,100	348,744
O’Reilly Automotive, Inc.*	1,900	1,161,014
Penske Automotive Group, Inc.	1,150	115,690
Petco Health & Wellness Co., Inc.(x)*	2,703	57,033
Victoria’s Secret & Co.*	1,300	71,838
Vroom, Inc.(x)*	3,304	72,919
Williams-Sonoma, Inc.	750	132,997

		6,409,410

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	5,700	275,937
Carter’s, Inc.	1,600	155,584
Columbia Sportswear Co.	1,400	134,176
Deckers Outdoor Corp.*	1,000	360,200
Hanesbrands, Inc.	5,450	93,522
PVH Corp.*	2,800	287,812
Ralph Lauren Corp.	1,800	199,872
Skechers USA, Inc., Class A*	4,500	189,540
Tapestry, Inc.	9,750	360,945
Under Armour, Inc., Class A*	7,350	148,323
Under Armour, Inc., Class C*	7,750	135,780
VF Corp.	4,500	301,455

		2,643,146

Total Consumer Discretionary		43,835,230

Consumer Staples (7.1%)
Beverages (0.9%)
Brown-Forman Corp., Class A	850	53,270
Brown-Forman Corp., Class B	3,550	237,885
Coca-Cola Co. (The)	44,700	2,345,409
Constellation Brands, Inc., Class A	6,350	1,337,881
Keurig Dr Pepper, Inc.	27,355	934,447
Molson Coors Beverage Co., Class B	6,949	322,295
Monster Beverage Corp.*	1,000	88,830
PepsiCo, Inc.	9,200	1,383,772

		6,703,789

Food & Staples Retailing (1.5%)
Albertsons Cos., Inc., Class A(x)	6,064	188,772
Casey’s General Stores, Inc.	1,400	263,830
Costco Wholesale Corp.	1,200	539,220
Grocery Outlet Holding Corp.*	3,380	72,907
Kroger Co. (The)	29,200	1,180,556
US Foods Holding Corp.*	8,650	299,809
Walgreens Boots Alliance, Inc.	28,048	1,319,658
Walmart, Inc.	56,282	7,844,585

		11,709,337

Food Products (1.7%)
Archer-Daniels-Midland Co.	21,766	1,306,178
Beyond Meat, Inc.(x)*	250	26,315
Bunge Ltd.	5,311	431,891
Campbell Soup Co.	7,550	315,665
Conagra Brands, Inc.	18,281	619,177
Darling Ingredients, Inc.*	5,900	424,210
Flowers Foods, Inc.	7,250	171,317
General Mills, Inc.	23,850	1,426,707
Hain Celestial Group, Inc. (The)*	3,250	139,035
Hershey Co. (The)	800	135,400
Hormel Foods Corp.	11,050	453,050
Ingredion, Inc.	2,529	225,106
J M Smucker Co. (The)	4,169	500,405
Kellogg Co.	5,465	349,323
Kraft Heinz Co. (The)	26,000	957,320
Lamb Weston Holdings, Inc.	3,978	244,130
McCormick & Co., Inc. (Non- Voting)	9,700	785,991
Mondelez International, Inc., Class A	54,662	3,180,235
Pilgrim’s Pride Corp.*	1,050	30,534
Post Holdings, Inc.*	2,300	253,368
Seaboard Corp.	14	57,400
Tyson Foods, Inc., Class A	11,224	886,023

		12,918,780

Household Products (2.1%)
Church & Dwight Co., Inc.	9,100	751,387
Clorox Co. (The)	954	157,992
Colgate-Palmolive Co.	15,300	1,156,374
Kimberly-Clark Corp.	6,555	868,144
Procter & Gamble Co. (The)	95,471	13,346,846
Reynolds Consumer Products, Inc.	2,050	56,047
Spectrum Brands Holdings, Inc.	1,558	149,054

		16,485,844

Personal Products (0.0%)
Coty, Inc., Class A*	11,346	89,180
Herbalife Nutrition Ltd.*	3,450	146,211

		235,391

Tobacco (0.9%)
Altria Group, Inc.	32,150	1,463,468
Philip Morris International, Inc.	61,000	5,782,190

		7,245,658

Total Consumer Staples		55,298,799

Energy (5.0%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	28,799	712,199
Halliburton Co.	32,800	709,136
NOV, Inc.*	15,249	199,915
Schlumberger NV	54,816	1,624,746

		3,245,996

Oil, Gas & Consumable Fuels (4.6%)
Antero Midstream Corp.	13,000	135,460
APA Corp.	14,758	316,264
Cabot Oil & Gas Corp.	13,450	292,672
Chevron Corp.	75,814	7,691,330
Cimarex Energy Co.	3,100	270,320
ConocoPhillips	52,914	3,585,982
Continental Resources, Inc.	2,250	103,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Devon Energy Corp.	26,323	$934,730
Diamondback Energy, Inc.	3,666	347,060
DT Midstream, Inc.	3,700	171,088
EOG Resources, Inc.	20,050	1,609,414
EQT Corp.*	10,883	222,666
Exxon Mobil Corp.	165,999	9,764,061
Hess Corp.	10,118	790,317
HollyFrontier Corp.	5,800	192,154
Kinder Morgan, Inc.	76,250	1,275,662
Marathon Oil Corp.	30,648	418,958
Marathon Petroleum Corp.	25,482	1,575,042
Occidental Petroleum Corp.	28,843	853,176
ONEOK, Inc.	17,350	1,006,126
Phillips 66	17,135	1,199,964
Pioneer Natural Resources Co.	4,639	772,440
Targa Resources Corp.	8,800	433,048
Valero Energy Corp.	15,936	1,124,604
Williams Cos., Inc. (The)	47,600	1,234,744

		36,321,120

Total Energy		39,567,116

Financials (21.4%)
Banks (8.8%)
Bank of America Corp.	295,738	12,554,078
Bank of Hawaii Corp.	1,524	125,227
Bank OZK	4,800	206,304
BOK Financial Corp.	1,146	102,624
Citigroup, Inc.	80,958	5,681,632
Citizens Financial Group, Inc.	13,600	638,928
Comerica, Inc.	5,455	439,128
Commerce Bancshares, Inc.	4,118	286,942
Cullen/Frost Bankers, Inc.	2,197	260,608
East West Bancorp, Inc.	5,434	421,352
Fifth Third Bancorp	27,488	1,166,591
First Citizens BancShares, Inc., Class A	300	252,951
First Hawaiian, Inc.	5,000	146,750
First Horizon Corp.	21,384	348,345
First Republic Bank	6,850	1,321,228
FNB Corp.	12,450	144,669
Huntington Bancshares, Inc.	57,424	887,775
JPMorgan Chase & Co.	117,927	19,303,471
KeyCorp	37,883	819,031
M&T Bank Corp.	4,959	740,577
PacWest Bancorp	4,550	206,206
People’s United Financial, Inc.	16,560	289,303
Pinnacle Financial Partners, Inc.	2,900	272,832
PNC Financial Services Group, Inc. (The)	16,639	3,255,254
Popular, Inc.	3,182	247,146
Prosperity Bancshares, Inc.	3,400	241,842
Regions Financial Corp.	37,618	801,640
Signature Bank	2,200	599,016
Sterling Bancorp	6,800	169,728
SVB Financial Group*	2,350	1,520,168
Synovus Financial Corp.	5,291	232,222
Truist Financial Corp.	52,568	3,083,113
Umpqua Holdings Corp.	8,550	173,138
US Bancorp	52,550	3,123,572
Webster Financial Corp.	3,450	187,887
Wells Fargo & Co.	162,145	7,525,149
Western Alliance Bancorp	1,850	201,317
Wintrust Financial Corp.	2,200	176,814
Zions Bancorp NA	6,318	391,021

		68,545,579

Capital Markets (4.9%)
Affiliated Managers Group, Inc.	1,650	249,299
Ameriprise Financial, Inc.	2,060	544,087
Ares Management Corp.	600	44,298
Bank of New York Mellon Corp. (The)	31,399	1,627,724
BlackRock, Inc.	5,663	4,749,332
Carlyle Group, Inc. (The)	6,300	297,864
Cboe Global Markets, Inc.	4,100	507,826
Charles Schwab Corp. (The)	61,516	4,480,825
CME Group, Inc.	14,050	2,716,989
Evercore, Inc., Class A	1,550	207,189
FactSet Research Systems, Inc.	200	78,956
Franklin Resources, Inc.	11,300	335,836
Goldman Sachs Group, Inc. (The)	12,277	4,641,074
Interactive Brokers Group, Inc., Class A	3,119	194,438
Intercontinental Exchange, Inc.	21,735	2,495,613
Invesco Ltd.	13,031	314,177
Janus Henderson Group plc	6,600	272,778
Jefferies Financial Group, Inc.	8,513	316,088
KKR & Co., Inc., Class A	21,500	1,308,920
Lazard Ltd., Class A	3,900	178,620
Moody’s Corp.	400	142,044
Morgan Stanley	54,454	5,298,919
Morningstar, Inc.	100	25,903
MSCI, Inc.	900	547,506
Nasdaq, Inc.	4,474	863,571
Northern Trust Corp.	8,031	865,822
Raymond James Financial, Inc.	6,813	628,704
S&P Global, Inc.	2,800	1,189,692
SEI Investments Co.	4,250	252,025
State Street Corp.	13,528	1,146,092
Stifel Financial Corp.	3,900	265,044
T. Rowe Price Group, Inc.	5,900	1,160,530
Tradeweb Markets, Inc., Class A	4,100	331,198
Virtu Financial, Inc., Class A	3,650	89,170

		38,368,153

Consumer Finance (0.9%)
Ally Financial, Inc.	14,500	740,225
American Express Co.	9,250	1,549,652
Capital One Financial Corp.	17,530	2,839,334
Credit Acceptance Corp.(x)*	400	234,120
Discover Financial Services	5,369	659,582
OneMain Holdings, Inc.	4,000	221,320
Santander Consumer USA Holdings, Inc.	2,300	95,910
SLM Corp.	12,539	220,686
Synchrony Financial	18,443	901,494

		7,462,323

Diversified Financial Services (2.7%)
Berkshire Hathaway, Inc., Class B*	73,587	20,084,836
Equitable Holdings, Inc.‡	15,000	444,600
Voya Financial, Inc.	4,700	288,533

		20,817,969

Insurance (3.9%)
Aflac, Inc.	26,280	1,369,976
Alleghany Corp.*	530	330,937
Allstate Corp. (The)	11,688	1,487,999
American Financial Group, Inc.	2,641	332,317
American International Group, Inc.	33,606	1,844,633
Aon plc, Class A	3,600	1,028,772
Arch Capital Group Ltd.*	11,503	439,185
Arthur J Gallagher & Co.	7,950	1,181,768
Assurant, Inc.	2,361	372,448
Assured Guaranty Ltd.	2,754	128,915
Athene Holding Ltd., Class A*	4,450	306,472
Axis Capital Holdings Ltd.	2,956	136,094
Brighthouse Financial, Inc.*	3,348	151,430
Brown & Brown, Inc.	8,570	475,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Chubb Ltd.	17,536	$3,042,145
Cincinnati Financial Corp.	5,806	663,161
CNA Financial Corp.	1,010	42,380
Erie Indemnity Co., Class A	300	53,526
Everest Re Group Ltd.	1,262	316,484
Fidelity National Financial, Inc.	10,788	489,128
First American Financial Corp.	4,150	278,258
Globe Life, Inc.	3,912	348,285
GoHealth, Inc., Class A*	220	1,107
Hanover Insurance Group, Inc. (The)	1,359	176,154
Hartford Financial Services Group, Inc. (The)	13,899	976,405
Kemper Corp.	2,300	153,617
Lemonade, Inc.(x)*	1,314	88,051
Lincoln National Corp.	6,214	427,212
Loews Corp.	8,685	468,382
Markel Corp.*	439	524,662
Marsh & McLennan Cos., Inc.	17,600	2,665,168
Mercury General Corp.	1,024	57,006
MetLife, Inc.	28,980	1,788,935
Old Republic International Corp.	10,934	252,903
Primerica, Inc.	1,550	238,127
Principal Financial Group, Inc.	10,484	675,170
Progressive Corp. (The)	22,900	2,069,931
Prudential Financial, Inc.	15,411	1,621,237
Reinsurance Group of America, Inc.	2,603	289,610
RenaissanceRe Holdings Ltd.	1,101	153,479
Travelers Cos., Inc. (The)	9,875	1,501,099
Unum Group	7,939	198,951
W R Berkley Corp.	5,396	394,879
White Mountains Insurance Group Ltd.	185	197,878
Willis Towers Watson plc	5,000	1,162,300

		30,901,783

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	20,450	322,496
Annaly Capital Management, Inc. (REIT)	54,695	460,532
New Residential Investment Corp. (REIT)	16,900	185,900
Starwood Property Trust, Inc. (REIT)	10,650	259,967

		1,228,895

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.	13,200	197,472
New York Community Bancorp, Inc.	17,645	227,091
TFS Financial Corp.	1,893	36,081
UWM Holdings Corp.(x)	800	5,560

		466,204

Total Financials		167,790,906

Health Care (17.2%)
Biotechnology (1.4%)
Amgen, Inc.	4,000	850,600
Biogen, Inc.*	5,850	1,655,492
BioMarin Pharmaceutical, Inc.*	7,100	548,759
Exact Sciences Corp.*	500	47,725
Exelixis, Inc.*	1,650	34,881
Gilead Sciences, Inc.	49,200	3,436,620
Horizon Therapeutics plc*	6,900	755,826
Incyte Corp.*	1,000	68,780
Ionis Pharmaceuticals, Inc.*	400	13,416
Iovance Biotherapeutics, Inc.*	3,900	96,174
Mirati Therapeutics, Inc.*	300	53,073
Natera, Inc.*	200	22,288
Regeneron Pharmaceuticals, Inc.*	3,500	2,118,130
Sage Therapeutics, Inc.*	2,000	88,620
Seagen, Inc.*	500	84,900
Ultragenyx Pharmaceutical, Inc.*	600	54,114
United Therapeutics Corp.*	1,750	323,015
Vertex Pharmaceuticals, Inc.*	6,100	1,106,479

		11,358,892

Health Care Equipment & Supplies (4.2%)
Abbott Laboratories	34,026	4,019,491
Baxter International, Inc.	19,623	1,578,278
Becton Dickinson and Co.	11,300	2,777,766
Boston Scientific Corp.*	55,600	2,412,484
Cooper Cos., Inc. (The)	1,926	796,035
Danaher Corp.	23,550	7,169,562
Dentsply Sirona, Inc.	8,500	493,425
Envista Holdings Corp.*	6,248	261,229
Figs, Inc., Class A(x)*	858	31,866
Globus Medical, Inc., Class A*	2,800	214,536
Hill-Rom Holdings, Inc.	2,555	383,250
Hologic, Inc.*	9,900	730,719
ICU Medical, Inc.*	750	175,035
Integra LifeSciences Holdings Corp.*	2,800	191,744
Masimo Corp.*	600	162,426
Medtronic plc	52,653	6,600,054
Quidel Corp.*	1,500	211,725
ResMed, Inc.	600	158,130
STERIS plc	3,300	674,124
Stryker Corp.	7,800	2,057,016
Tandem Diabetes Care, Inc.*	100	11,938
Teleflex, Inc.	1,500	564,825
Zimmer Biomet Holdings, Inc.	8,159	1,194,151

		32,869,809

Health Care Providers & Services (4.3%)
Acadia Healthcare Co., Inc.*	3,450	220,041
agilon health, Inc.*	100	2,621
Amedisys, Inc.*	100	14,910
AmerisourceBergen Corp.	5,700	680,865
Anthem, Inc.	9,676	3,607,213
Cardinal Health, Inc.	4,600	227,516
Centene Corp.*	22,673	1,412,755
Chemed Corp.	500	232,560
Cigna Corp.	13,363	2,674,738
CVS Health Corp.	51,532	4,373,006
DaVita, Inc.*	800	93,008
Encompass Health Corp.	1,600	120,064
Henry Schein, Inc.*	5,450	415,072
Humana, Inc.	5,132	1,997,118
Laboratory Corp. of America Holdings*	3,830	1,077,915
McKesson Corp.	5,400	1,076,652
Molina Healthcare, Inc.*	1,950	529,054
Oak Street Health, Inc.*	327	13,907
Premier, Inc., Class A	4,750	184,110
Quest Diagnostics, Inc.	5,060	735,269
Signify Health, Inc., Class A(x)*	873	15,600
UnitedHealth Group, Inc.	34,400	13,441,456
Universal Health Services, Inc., Class B	3,000	415,110

		33,560,560

Health Care Technology (0.2%)
Cerner Corp.	11,800	832,136
Certara, Inc.*	521	17,245
Change Healthcare, Inc.*	9,649	202,050
Teladoc Health, Inc.*	5,700	722,817

		1,774,248

Life Sciences Tools & Services (1.5%)
Adaptive Biotechnologies Corp.*	400	13,596
Agilent Technologies, Inc.	1,200	189,036
Bio-Rad Laboratories, Inc., Class A*	860	641,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Charles River Laboratories International, Inc.*	200	$82,534
IQVIA Holdings, Inc.*	3,750	898,275
PerkinElmer, Inc.	4,415	765,075
PPD, Inc.*	3,645	170,550
QIAGEN NV*	8,811	455,352
Repligen Corp.*	100	28,899
Syneos Health, Inc.*	3,400	297,432
Thermo Fisher Scientific, Inc.	14,045	8,024,330
Waters Corp.*	200	71,460

		11,638,056

Pharmaceuticals (5.6%)
Bristol-Myers Squibb Co.	87,600	5,183,292
Catalent, Inc.*	4,850	645,390
Elanco Animal Health, Inc.*	17,407	555,109
Eli Lilly and Co.	7,000	1,617,350
Jazz Pharmaceuticals plc*	2,300	299,483
Johnson & Johnson	103,302	16,683,273
Merck & Co., Inc.	99,272	7,456,320
Nektar Therapeutics*	6,900	123,924
Organon & Co.	9,857	323,211
Perrigo Co. plc	5,150	243,749
Pfizer, Inc.	218,900	9,414,889
Royalty Pharma plc, Class A	5,162	186,555
Viatris, Inc.	47,333	641,362
Zoetis, Inc.	1,000	194,140

		43,568,047

Total Health Care		134,769,612

Industrials (11.5%)
Aerospace & Defense (2.5%)
Boeing Co. (The)*	21,000	4,618,740
BWX Technologies, Inc.	850	45,781
Curtiss-Wright Corp.	1,550	195,579
General Dynamics Corp.	9,853	1,931,484
HEICO Corp.	1,200	158,244
HEICO Corp., Class A	2,100	248,703
Hexcel Corp.*	3,250	193,017
Howmet Aerospace, Inc.	14,143	441,262
Huntington Ingalls Industries, Inc	1,500	289,590
L3Harris Technologies, Inc.	8,044	1,771,611
Lockheed Martin Corp.	1,200	414,120
Mercury Systems, Inc.*	2,100	99,582
Northrop Grumman Corp.	5,400	1,944,810
Raytheon Technologies Corp.	59,391	5,105,250
Spirit AeroSystems Holdings, Inc., Class A	2,900	128,151
Textron, Inc.	8,789	613,560
TransDigm Group, Inc.*	1,450	905,626
Virgin Galactic Holdings, Inc.(x)*	400	10,120

		19,115,230

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	4,100	356,700
Expeditors International of Washington, Inc.	1,750	208,477
FedEx Corp.	5,400	1,184,166
GXO Logistics, Inc.*	450	35,298

		1,784,641

Airlines (0.4%)
Alaska Air Group, Inc.*	4,750	278,350
American Airlines Group, Inc.*	25,000	513,000
Copa Holdings SA, Class A*	1,200	97,656
JetBlue Airways Corp.*	12,350	188,832
Southwest Airlines Co.*	23,100	1,188,033
United Airlines Holdings, Inc.(x)*	12,650	601,760

		2,867,631

Building Products (0.8%)
A O Smith Corp.	5,150	314,510
Allegion plc	800	105,744
Armstrong World Industries, Inc.	900	85,923
AZEK Co., Inc. (The)*	1,866	68,165
Builders FirstSource, Inc.*	8,000	413,920
Carlisle Cos., Inc.	1,279	254,252
Carrier Global Corp.	18,101	936,908
Fortune Brands Home & Security, Inc.	3,950	353,209
Johnson Controls International plc	28,032	1,908,419
Lennox International, Inc.	1,350	397,129
Masco Corp.	9,850	547,168
Owens Corning	4,068	347,814
Trane Technologies plc	4,781	825,440

		6,558,601

Commercial Services & Supplies (0.5%)
ADT, Inc.	6,100	49,349
Cintas Corp.	200	76,132
Clean Harbors, Inc.*	1,950	202,546
Driven Brands Holdings, Inc.*	1,817	52,493
MSA Safety, Inc.	1,000	145,700
Republic Services, Inc.	8,182	982,331
Rollins, Inc.	550	19,432
Stericycle, Inc.*	3,550	241,293
Waste Management, Inc.	13,949	2,083,423

		3,852,699

Construction & Engineering (0.2%)
AECOM*	5,444	343,789
MasTec, Inc.*	2,100	181,188
Quanta Services, Inc.	5,414	616,221
Valmont Industries, Inc.	850	199,852

		1,341,050

Electrical Equipment (1.0%)
Acuity Brands, Inc.	1,400	242,718
AMETEK, Inc.	9,050	1,122,291
ChargePoint Holdings, Inc.(x)*	5,300	105,947
Eaton Corp. plc	15,624	2,332,820
Emerson Electric Co.	23,400	2,204,280
Hubbell, Inc.	2,090	377,600
nVent Electric plc	6,486	209,692
Regal Beloit Corp.	1,552	233,328
Rockwell Automation, Inc.	1,800	529,272
Sensata Technologies Holding plc*	6,000	328,320
Shoals Technologies Group, Inc., Class A*	3,980	110,962
Sunrun, Inc.*	7,800	343,200

		8,140,430

Industrial Conglomerates (1.8%)
3M Co.	19,350	3,394,377
General Electric Co.	42,802	4,409,890
Honeywell International, Inc.	21,350	4,532,178
Roper Technologies, Inc.	4,100	1,829,133

		14,165,578

Machinery (1.9%)
AGCO Corp.	2,171	266,013
Allison Transmission Holdings, Inc.	1,000	35,320
Caterpillar, Inc.	2,950	566,311
Colfax Corp.*	4,750	218,025
Crane Co.	1,891	179,286
Cummins, Inc.	5,700	1,279,992
Donaldson Co., Inc.	4,300	246,863
Dover Corp.	5,623	874,376
Flowserve Corp.	5,000	173,350
Fortive Corp.	12,722	897,792
Gates Industrial Corp. plc*	3,700	60,199
Graco, Inc.	2,400	167,928

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	3,010	$622,920
Illinois Tool Works, Inc.	1,300	268,619
Ingersoll Rand, Inc.*	14,650	738,506
ITT, Inc.	3,300	283,272
Middleby Corp. (The)*	1,500	255,765
Nordson Corp.	1,850	440,578
Oshkosh Corp.	2,650	271,280
Otis Worldwide Corp.	16,800	1,382,304
PACCAR, Inc.	13,300	1,049,636
Parker-Hannifin Corp.	4,266	1,192,859
Pentair plc	6,386	463,815
Snap-on, Inc.	2,050	428,347
Stanley Black & Decker, Inc.	6,318	1,107,609
Timken Co. (The)	2,416	158,055
Toro Co. (The)	200	19,482
Westinghouse Air Brake Technologies Corp.	7,104	612,436
Woodward, Inc.	2,200	249,040
Xylem, Inc.	2,400	296,832

		14,806,810

Marine (0.0%)
Kirby Corp.*	2,250	107,910

Professional Services (0.8%)
CACI International, Inc., Class A*	900	235,890
Clarivate plc*	16,100	352,590
CoStar Group, Inc.*	3,400	292,604
Dun & Bradstreet Holdings, Inc.*	6,267	105,348
Equifax, Inc.	2,900	734,918
FTI Consulting, Inc.*	1,300	175,110
IHS Markit Ltd.	14,650	1,708,483
Jacobs Engineering Group, Inc.	5,028	666,361
Legalzoom.com, Inc.(x)*	301	7,946
Leidos Holdings, Inc.	5,450	523,908
ManpowerGroup, Inc.	2,067	223,815
Nielsen Holdings plc	13,930	267,317
Robert Half International, Inc.	500	50,165
Science Applications International Corp.	2,200	188,232
TransUnion	2,400	269,544
Verisk Analytics, Inc.	2,300	460,621

		6,262,852

Road & Rail (1.2%)
AMERCO	350	226,111
CSX Corp.	88,750	2,639,425
JB Hunt Transport Services, Inc.	400	66,888
Kansas City Southern	2,650	717,196
Knight-Swift Transportation Holdings, Inc.	6,200	317,130
Landstar System, Inc.	200	31,564
Norfolk Southern Corp.	9,801	2,344,889
Old Dominion Freight Line, Inc.	375	107,243
Ryder System, Inc.	1,959	162,029
Schneider National, Inc., Class B	1,950	44,343
TuSimple Holdings, Inc., Class A(x)*	1,200	44,556
Uber Technologies, Inc.*	9,023	404,230
Union Pacific Corp.	9,600	1,881,696
XPO Logistics, Inc.*	450	35,811

		9,023,111

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,100	161,294
Core & Main, Inc., Class A*	672	17,613
Fastenal Co.	2,500	129,025
MSC Industrial Direct Co., Inc., Class A	1,700	136,323
SiteOne Landscape Supply, Inc.*	800	159,576
United Rentals, Inc.*	1,900	666,767
Univar Solutions, Inc.*	6,550	156,021
Watsco, Inc.	1,250	330,775
WW Grainger, Inc.	300	117,918

		1,875,312

Total Industrials		89,901,855

Information Technology (10.1%)
Communications Equipment (1.6%)
Arista Networks, Inc.*	300	103,092
Ciena Corp.*	6,000	308,100
Cisco Systems, Inc.	165,700	9,019,051
F5 Networks, Inc.*	2,300	457,194
Juniper Networks, Inc.	12,700	349,504
Lumentum Holdings, Inc.*	2,900	242,266
Motorola Solutions, Inc.	6,500	1,510,080
Ubiquiti, Inc.	100	29,867
Viasat, Inc.*	2,350	129,415

		12,148,569

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	6,600	483,318
Arrow Electronics, Inc.*	2,845	319,465
Avnet, Inc.	3,858	142,630
Coherent, Inc.*	150	37,514
Corning, Inc.	19,717	719,473
IPG Photonics Corp.*	1,300	205,920
Jabil, Inc.	1,118	65,258
Keysight Technologies, Inc.*	4,100	673,589
Littelfuse, Inc.	950	259,606
National Instruments Corp.	5,100	200,073
SYNNEX Corp.	1,600	166,560
Teledyne Technologies, Inc.*	1,816	780,117
Trimble, Inc.*	9,800	806,050
Vontier Corp.	3,028	101,741

		4,961,314

IT Services (2.9%)
Accenture plc, Class A	4,900	1,567,608
Akamai Technologies, Inc.*	6,250	653,687
Alliance Data Systems Corp.	1,900	191,691
Amdocs Ltd.	4,971	376,354
Automatic Data Processing, Inc.	1,300	259,896
Broadridge Financial Solutions, Inc.	400	66,656
Cloudflare, Inc., Class A*	500	56,325
Cognizant Technology Solutions Corp., Class A	20,550	1,525,016
Concentrix Corp.*	1,600	283,200
DXC Technology Co.*	9,900	332,739
Euronet Worldwide, Inc.*	600	76,368
Fastly, Inc., Class A(x)*	4,100	165,804
Fidelity National Information Services, Inc.	24,313	2,958,406
Fiserv, Inc.*	21,800	2,365,300
FleetCor Technologies, Inc.*	2,500	653,175
Genpact Ltd.	6,800	323,068
Global Payments, Inc.	11,500	1,812,170
GoDaddy, Inc., Class A*	5,900	411,230
International Business Machines Corp.	35,000	4,862,550
Jack Henry & Associates, Inc.	2,150	352,729
Paychex, Inc.	1,600	179,920
Paysafe Ltd.(x)*	12,000	93,000
Snowflake, Inc., Class A*	300	90,729
SolarWinds Corp.(x)	1,367	22,870
StoneCo Ltd., Class A*	500	17,360
Twilio, Inc., Class A*	4,600	1,467,630
VeriSign, Inc.*	3,900	799,539
Western Union Co. (The)	11,950	241,629

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
WEX, Inc.*	600	$105,684

		22,312,333

Semiconductors & Semiconductor Equipment (2.8%)
Analog Devices, Inc.	12,746	2,134,700
Brooks Automation, Inc.	500	51,175
Cirrus Logic, Inc.*	2,200	181,170
Cree, Inc.*	4,450	359,249
First Solar, Inc.*	4,150	396,159
Intel Corp.	158,519	8,445,892
Marvell Technology, Inc.	31,600	1,905,796
Microchip Technology, Inc.	1,550	237,910
Micron Technology, Inc.	37,779	2,681,553
MKS Instruments, Inc.	300	45,273
NXP Semiconductors NV	7,500	1,469,025
ON Semiconductor Corp.*	7,600	347,852
Qorvo, Inc.*	4,400	735,636
Skyworks Solutions, Inc.	3,400	560,252
Texas Instruments, Inc.	13,800	2,652,498

		22,204,140

Software (1.8%)
ANSYS, Inc.*	2,000	680,900
Black Knight, Inc.*	5,900	424,800
C3.ai, Inc., Class A(x)*	506	23,448
CDK Global, Inc.	4,000	170,200
Ceridian HCM Holding, Inc.*	5,050	568,731
Citrix Systems, Inc.	3,050	327,478
Datto Holding Corp.(x)*	889	21,247
Dolby Laboratories, Inc., Class A	2,500	220,000
Duck Creek Technologies, Inc.*	2,098	92,816
Dynatrace, Inc.*	400	28,388
FireEye, Inc.*	6,400	113,920
Guidewire Software, Inc.*	3,300	392,271
Jamf Holding Corp.*	311	11,980
Manhattan Associates, Inc.*	1,200	183,636
McAfee Corp., Class A	361	7,982
Medallia, Inc.*	1,800	60,966
N-Able, Inc.(x)*	1,367	16,964
NCR Corp.*	3,200	124,032
NortonLifeLock, Inc.	15,800	399,740
Nuance Communications, Inc.*	6,850	377,024
Oracle Corp.	4,600	400,798
Paycor HCM, Inc.*	226	7,946
Pegasystems, Inc.	100	12,710
Procore Technologies, Inc.(x)*	112	10,006
salesforce.com, Inc.*	29,300	7,946,746
SS&C Technologies Holdings, Inc.	8,700	603,780
Synopsys, Inc.*	2,200	658,702
Teradata Corp.*	600	34,410
Tyler Technologies, Inc.*	200	91,730
VMware, Inc., Class A(x)*	2,000	297,400

		14,310,751

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	5,462	568,267
Hewlett Packard Enterprise Co.	50,900	725,325
HP, Inc.	31,850	871,416
NetApp, Inc.	2,900	260,304
Pure Storage, Inc., Class A*	600	15,096
Western Digital Corp.*	11,969	675,530
Xerox Holdings Corp.	5,925	119,507

		3,235,445

Total Information Technology		79,172,552

Materials (3.6%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	8,700	2,228,157
Albemarle Corp.	4,525	990,839
Ashland Global Holdings, Inc.	2,067	184,211
Axalta Coating Systems Ltd.*	6,650	194,113
Celanese Corp.	2,800	421,792
CF Industries Holdings, Inc.	8,350	466,097
Chemours Co. (The)	3,050	88,633
Corteva, Inc.	28,870	1,214,850
Diversey Holdings Ltd.*	400	6,416
Dow, Inc.	27,170	1,563,905
DuPont de Nemours, Inc.	20,807	1,414,668
Eastman Chemical Co.	5,250	528,885
Ecolab, Inc.	1,200	250,344
Element Solutions, Inc.	9,000	195,120
FMC Corp.	3,700	338,772
Huntsman Corp.	8,201	242,668
International Flavors & Fragrances, Inc.	9,706	1,297,886
LyondellBasell Industries NV, Class A	8,950	839,958
Mosaic Co. (The)	13,500	482,220
NewMarket Corp.	322	109,084
Olin Corp.	5,200	250,900
PPG Industries, Inc.	5,350	765,104
RPM International, Inc.	2,050	159,182
Valvoline, Inc.	7,030	219,195
Westlake Chemical Corp.	986	89,864

		14,542,863

Construction Materials (0.2%)
Eagle Materials, Inc.	1,650	216,414
Martin Marietta Materials, Inc.	2,500	854,200
Vulcan Materials Co.	5,132	868,129

		1,938,743

Containers & Packaging (0.7%)
Amcor plc	60,300	698,877
AptarGroup, Inc.	2,599	310,191
Ardagh Group SA	650	16,568
Avery Dennison Corp.	1,550	321,176
Ball Corp.	8,800	791,736
Berry Global Group, Inc.*	5,200	316,576
Crown Holdings, Inc.	4,450	448,471
Graphic Packaging Holding Co.	7,900	150,416
International Paper Co.	15,275	854,178
Packaging Corp. of America	3,700	508,528
Sealed Air Corp.	2,700	147,933
Silgan Holdings, Inc.	3,200	122,752
Sonoco Products Co.	3,882	231,290
Westrock Co.	10,139	505,226

		5,423,918

Metals & Mining (0.8%)
Alcoa Corp.*	7,300	357,262
Cleveland-Cliffs, Inc.(x)*	17,800	352,618
Freeport-McMoRan, Inc.	40,500	1,317,465
Newmont Corp.	31,416	1,705,889
Nucor Corp.	11,670	1,149,378
Reliance Steel & Aluminum Co.	2,509	357,332
Royal Gold, Inc.	2,550	243,500
Southern Copper Corp.	250	14,035
Steel Dynamics, Inc.	6,301	368,482
United States Steel Corp.	10,400	228,488

		6,094,449

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	3,700	227,069

Total Materials		28,227,042

Real Estate (4.6%)
Equity Real Estate Investment Trusts (REITs) (4.3%)
Alexandria Real Estate Equities, Inc. (REIT)	5,692	1,087,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
American Campus Communities, Inc. (REIT)	5,350	$259,207
American Homes 4 Rent (REIT), Class A	10,850	413,602
Americold Realty Trust (REIT)	9,800	284,690
Apartment Income REIT Corp. (REIT)	6,035	294,568
AvalonBay Communities, Inc. (REIT)	5,507	1,220,571
Boston Properties, Inc. (REIT)	6,129	664,077
Brixmor Property Group, Inc. (REIT)	11,550	255,371
Camden Property Trust (REIT)	3,688	543,869
CoreSite Realty Corp. (REIT)	400	55,416
Cousins Properties, Inc. (REIT)	5,800	216,282
CubeSmart (REIT)	7,800	377,910
CyrusOne, Inc. (REIT)	4,750	367,698
Digital Realty Trust, Inc. (REIT)	10,956	1,582,594
Douglas Emmett, Inc. (REIT)	6,499	205,433
Duke Realty Corp. (REIT)	14,652	701,391
EPR Properties (REIT)	2,800	138,264
Equinix, Inc. (REIT)	1,100	869,143
Equity LifeStyle Properties, Inc. (REIT)	3,200	249,920
Equity Residential (REIT)	14,409	1,165,976
Essex Property Trust, Inc. (REIT)	2,580	824,929
Extra Space Storage, Inc. (REIT)	4,650	781,154
Federal Realty Investment Trust (REIT)	3,000	353,970
First Industrial Realty Trust, Inc. (REIT)	5,000	260,400
Gaming and Leisure Properties, Inc. (REIT)	8,604	398,537
Healthcare Trust of America, Inc. (REIT), Class A	8,450	250,627
Healthpeak Properties, Inc. (REIT)	21,091	706,127
Highwoods Properties, Inc. (REIT)	4,000	175,440
Host Hotels & Resorts, Inc. (REIT)*	27,290	445,646
Hudson Pacific Properties, Inc. (REIT)	5,700	149,739
Invitation Homes, Inc. (REIT)	22,200	850,926
Iron Mountain, Inc. (REIT)(x)	3,250	141,213
JBG SMITH Properties (REIT)	4,828	142,957
Kilroy Realty Corp. (REIT)	4,450	294,635
Kimco Realty Corp. (REIT)	22,703	471,087
Lamar Advertising Co. (REIT), Class A	400	45,380
Life Storage, Inc. (REIT)	2,925	335,615
Medical Properties Trust, Inc. (REIT)	22,600	453,582
Mid-America Apartment Communities, Inc. (REIT)	4,459	832,718
National Retail Properties, Inc. (REIT)	6,750	291,532
Omega Healthcare Investors, Inc. (REIT)	9,150	274,134
Park Hotels & Resorts, Inc. (REIT)*	9,157	175,265
Prologis, Inc. (REIT)	28,869	3,621,039
Public Storage (REIT)	1,450	430,795
Rayonier, Inc. (REIT)	5,400	192,672
Realty Income Corp. (REIT)	14,626	948,642
Regency Centers Corp. (REIT)	6,575	442,695
Rexford Industrial Realty, Inc. (REIT)	5,200	295,100
SBA Communications Corp. (REIT)	3,600	1,190,052
Simon Property Group, Inc. (REIT)	1,700	220,949
SL Green Realty Corp. (REIT)	2,715	192,331
Spirit Realty Capital, Inc. (REIT)	4,430	203,957
STORE Capital Corp. (REIT)	9,550	305,887
Sun Communities, Inc. (REIT)	4,300	795,930
UDR, Inc. (REIT)	11,512	609,906
Ventas, Inc. (REIT)	14,636	808,054
VEREIT, Inc. (REIT)	8,900	402,547
VICI Properties, Inc. (REIT)(x)	20,950	595,190
Vornado Realty Trust (REIT)	6,806	285,920
Welltower, Inc. (REIT)	16,320	1,344,768
Weyerhaeuser Co. (REIT)	29,321	1,042,948
WP Carey, Inc. (REIT)	6,911	504,779

		34,043,326

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	12,350	1,202,396
Howard Hughes Corp. (The)*	1,547	135,842
Jones Lang LaSalle, Inc.*	2,000	496,180
Opendoor Technologies, Inc.(x)*	10,800	221,724

		2,056,142

Total Real Estate		36,099,468

Utilities (4.8%)
Electric Utilities (3.0%)
Alliant Energy Corp.	9,786	547,820
American Electric Power Co., Inc	19,604	1,591,453
Avangrid, Inc.	2,200	106,920
Duke Energy Corp.	30,093	2,936,776
Edison International	14,526	805,757
Entergy Corp.	7,819	776,505
Evergy, Inc.	8,918	554,700
Eversource Energy	13,367	1,092,886
Exelon Corp.	38,203	1,846,733
FirstEnergy Corp.	21,263	757,388
Hawaiian Electric Industries, Inc.	4,104	167,566
IDACORP, Inc.	1,900	196,422
NextEra Energy, Inc.	76,836	6,033,163
NRG Energy, Inc.	5,194	212,071
OGE Energy Corp.	7,784	256,561
PG&E Corp.*	59,159	567,926
Pinnacle West Capital Corp.	4,401	318,456
PPL Corp.	30,174	841,251
Southern Co. (The)	41,396	2,565,310
Xcel Energy, Inc.	21,069	1,316,813

		23,492,477

Gas Utilities (0.1%)
Atmos Energy Corp.	4,977	438,971
National Fuel Gas Co.	3,394	178,253
UGI Corp.	8,137	346,799

		964,023

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	25,786	588,694
Brookfield Renewable Corp.	3,700	143,597
Vistra Corp.	18,700	319,770

		1,052,061

Multi-Utilities (1.4%)
Ameren Corp.	9,875	799,875
CenterPoint Energy, Inc.	22,732	559,207
CMS Energy Corp.	11,320	676,144
Consolidated Edison, Inc.	13,377	971,036
Dominion Energy, Inc.	31,499	2,300,057
DTE Energy Co.	7,501	837,937
MDU Resources Group, Inc.	7,746	229,824
NiSource, Inc.	15,322	371,252
Public Service Enterprise Group, Inc.	19,758	1,203,262
Sempra Energy	12,309	1,557,089
WEC Energy Group, Inc.	12,286	1,083,625

		10,589,308

Water Utilities (0.2%)
American Water Works Co., Inc.	7,083	1,197,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Essential Utilities, Inc.	8,771	$404,168

		1,601,478

Total Utilities		37,699,347

Total Common Stocks (99.2%) (Cost $522,311,020)		777,000,779

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $370,599, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $378,010.(xx)	$370,598	370,598
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $47,404, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $48,352.(xx)	47,404	47,404

Total Repurchase Agreements		418,002

Total Short-Term Investments (0.2%) (Cost $1,418,002)		1,418,002

Total Investments in Securities (99.4%) (Cost $523,729,022)		778,418,781
Other Assets Less Liabilities (0.6%)		4,321,796

Net Assets (100%)		$782,740,577

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $3,430,806. This was collateralized by $2,206,651 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/7/21 - 11/15/50 and by cash of $1,418,002 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	15,000	406,881	2,674	(30,607)	5,423	60,229	444,600	8,283	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	15	12/2021	USD	3,223,313	(154,229)
S&P Midcap 400 E-Mini Index	6	12/2021	USD	1,579,920	(46,987)

					(201,216)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$64,638,852	$—	$—	$64,638,852
Consumer Discretionary	43,835,230	—	—	43,835,230
Consumer Staples	55,298,799	—	—	55,298,799
Energy	39,567,116	—	—	39,567,116
Financials	167,790,906	—	—	167,790,906
Health Care	134,769,612	—	—	134,769,612
Industrials	89,901,855	—	—	89,901,855
Information Technology	79,172,552	—	—	79,172,552
Materials	28,227,042	—	—	28,227,042
Real Estate	36,099,468	—	—	36,099,468
Utilities	37,699,347	—	—	37,699,347
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	418,002	—	418,002

Total Assets	$778,000,779	$418,002	$—	$778,418,781

Liabilities:
Futures	$(201,216)	$—	$—	$(201,216)

Total Liabilities	$(201,216)	$—	$—	$(201,216)

Total	$777,799,563	$418,002	$—	$778,217,565

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$283,781,383
Aggregate gross unrealized depreciation	(30,392,106)

Net unrealized appreciation	$253,389,277

Federal income tax cost of investments in securities and derivative instruments, if applicable	$524,828,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.4%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.#	921,785	$24,897,413
Lumen Technologies, Inc.	138,238	1,712,769
Verizon Communications, Inc.	608,746	32,878,371

		59,488,553

Entertainment (1.2%)
Activision Blizzard, Inc.	134,599	10,416,617
Electronic Arts, Inc.	36,000	5,121,000
Liberty Media Corp.-Liberty Formula One, Class A*	3,100	145,855
Liberty Media Corp.-Liberty Formula One, Class C*	24,850	1,277,539
Live Nation Entertainment, Inc.*	10,400	947,752
Madison Square Garden Sports Corp., Class A*	1,450	269,628
Take-Two Interactive Software, Inc.*	11,450	1,764,101
Walt Disney Co. (The)*	216,702	36,659,477
World Wrestling Entertainment, Inc., Class A	700	39,382
Zynga, Inc., Class A*	65,689	494,638

		57,135,989

Interactive Media & Services (1.8%)
Alphabet, Inc., Class A*	5,300	14,169,656
Alphabet, Inc., Class C*	12,884	34,339,854
Facebook, Inc., Class A*	49,860	16,921,985
IAC/InterActiveCorp*	9,600	1,250,784
TripAdvisor, Inc.*	4,750	160,788
Twitter, Inc.*	264,724	15,986,682
Vimeo, Inc.*	1,200	35,244

		82,864,993

Media (1.8%)
Altice USA, Inc., Class A*	8,000	165,760
Cable One, Inc.	400	725,252
Charter Communications, Inc., Class A*	6,018	4,378,456
Comcast Corp., Class A	991,387	55,448,275
Discovery, Inc., Class A(x)*	20,650	524,097
Discovery, Inc., Class C*	39,537	959,563
DISH Network Corp., Class A*	31,166	1,354,474
Fox Corp., Class A	40,489	1,624,014
Fox Corp., Class B	19,049	707,099
Interpublic Group of Cos., Inc. (The)	49,150	1,802,331
Liberty Broadband Corp., Class A*	3,064	515,824
Liberty Broadband Corp., Class C*	19,045	3,289,072
Liberty Media Corp.-Liberty SiriusXM, Class A*	9,956	469,625
Liberty Media Corp.-Liberty SiriusXM, Class C*	20,307	963,973
New York Times Co. (The), Class A	20,700	1,019,889
News Corp., Class A	48,932	1,151,370
News Corp., Class B	15,150	351,934
Nexstar Media Group, Inc., Class A	4,750	721,810
Omnicom Group, Inc.	26,700	1,934,682
Sirius XM Holdings, Inc.(x)	113,100	689,910
ViacomCBS, Inc.	73,144	2,889,919
ViacomCBS, Inc., Class A(x)	1,013	42,617

		81,729,946

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	96,215	12,292,428

Total Communication Services		293,511,909

Consumer Discretionary (5.3%)
Auto Components (0.5%)
Aptiv plc*	27,650	4,119,020
BorgWarner, Inc.	30,050	1,298,460
Cie Generale des Etablissements Michelin SCA (ADR)	342,949	10,528,534
Gentex Corp.	30,252	997,711
Goodyear Tire & Rubber Co. (The)*	41,608	736,462
Lear Corp.	7,558	1,182,676
Magna International, Inc.	62,115	4,673,533
QuantumScape Corp.(x)*	4,100	100,614

		23,637,010

Automobiles (0.4%)
Ford Motor Co.*	491,920	6,965,587
General Motors Co.*	172,796	9,108,077
Harley-Davidson, Inc.	19,150	701,082
Stellantis NV(x)	63,703	1,216,727
Tesla, Inc.*	898	696,381
Thor Industries, Inc.	3,950	484,902

		19,172,756

Distributors (0.1%)
Genuine Parts Co.	17,762	2,153,287
LKQ Corp.*	35,100	1,766,232

		3,919,519

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	1,500	209,130
Chegg, Inc.*	4,100	278,882
Frontdoor, Inc.*	3,350	140,365
Grand Canyon Education, Inc.*	5,700	501,372
H&R Block, Inc.	4,350	108,750
Mister Car Wash, Inc.*	1,188	21,681
Service Corp. International	20,450	1,232,317
Terminix Global Holdings, Inc.*	16,150	672,971

		3,165,468

Hotels, Restaurants & Leisure (1.0%)
Aramark	28,730	944,068
Boyd Gaming Corp.*	8,100	512,406
Caesars Entertainment, Inc.*	9,400	1,055,432
Carnival Corp.*	106,962	2,675,120
Darden Restaurants, Inc.	5,200	787,644
Domino’s Pizza, Inc.	1,600	763,136
Hilton Worldwide Holdings, Inc.*	11,300	1,492,843
Hyatt Hotels Corp., Class A*	5,042	388,738
Marriott International, Inc., Class A*	19,298	2,857,841
Marriott Vacations Worldwide Corp.	5,200	818,116
McDonald’s Corp.	77,200	18,613,692
MGM Resorts International	51,212	2,209,798
Norwegian Cruise Line Holdings Ltd.(x)*	46,282	1,236,192
Penn National Gaming, Inc.*	18,300	1,326,018
Planet Fitness, Inc., Class A*	3,200	251,360
Royal Caribbean Cruises Ltd.*	27,486	2,444,880
Six Flags Entertainment Corp.*	5,950	252,875
Travel + Leisure Co.	3,500	190,855
Wyndham Hotels & Resorts, Inc.	4,150	320,338
Yum China Holdings, Inc.	48,650	2,827,052
Yum! Brands, Inc.	34,250	4,189,117

		46,157,521

Household Durables (1.0%)
DR Horton, Inc.	24,515	2,058,525
Garmin Ltd.	18,962	2,947,832
Leggett & Platt, Inc.	16,600	744,344
Lennar Corp., Class A	172,896	16,196,897
Lennar Corp., Class B	1,962	152,232
Mohawk Industries, Inc.*	7,087	1,257,234
Newell Brands, Inc.	47,750	1,057,185
NVR, Inc.*	200	958,816
PulteGroup, Inc.	104,202	4,784,956
Sony Group Corp. (ADR)	119,753	13,242,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Toll Brothers, Inc.	8,360	$462,224
TopBuild Corp.*	700	143,367
Whirlpool Corp.	19,878	4,052,329

		48,058,228

Internet & Direct Marketing Retail (0.5%)
Amazon.com, Inc.*	5,278	17,338,441
DoorDash, Inc., Class A*	1,300	267,774
eBay, Inc.	59,133	4,119,796
Qurate Retail, Inc., Class A	46,611	474,966
Wayfair, Inc., Class A*	4,200	1,073,142

		23,274,119

Leisure Products (0.1%)
Brunswick Corp.	8,450	805,032
Hasbro, Inc.	16,000	1,427,520
Hayward Holdings, Inc.*	4,800	106,752
Polaris, Inc.	6,700	801,722

		3,141,026

Multiline Retail (0.4%)
Dollar General Corp.	17,200	3,648,808
Dollar Tree, Inc.*	29,100	2,785,452
Kohl’s Corp.	19,636	924,659
Nordstrom, Inc.(x)*	2,100	55,545
Ollie’s Bargain Outlet Holdings, Inc.*	8,100	488,268
Target Corp.	51,495	11,780,511

		19,683,243

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	8,250	1,723,343
AutoNation, Inc.*	23,624	2,876,458
AutoZone, Inc.*	5,660	9,610,623
Bath & Body Works, Inc.	12,500	787,875
Best Buy Co., Inc.	24,111	2,548,774
Burlington Stores, Inc.*	500	141,785
CarMax, Inc.*	18,650	2,386,454
Dick’s Sporting Goods, Inc.(x)	7,800	934,206
Foot Locker, Inc.	11,205	511,620
Gap, Inc. (The)	25,250	573,175
Leslie’s, Inc.*	1,478	30,358
Lithia Motors, Inc., Class A	3,300	1,046,232
Lowe’s Cos., Inc.	33,931	6,883,243
O’Reilly Automotive, Inc.*	8,653	5,287,502
Penske Automotive Group, Inc.	3,900	392,340
Petco Health & Wellness Co., Inc.(x)*	8,684	183,232
Victoria’s Secret & Co.*	4,166	230,213
Vroom, Inc.*	10,840	239,239
Williams-Sonoma, Inc.	18,060	3,202,580

		39,589,252

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	18,450	893,164
Carter’s, Inc.	5,350	520,234
Columbia Sportswear Co.	4,700	450,448
Deckers Outdoor Corp.*	3,000	1,080,600
Hanesbrands, Inc.	137,262	2,355,416
PVH Corp.*	8,882	912,981
Ralph Lauren Corp.	5,950	660,688
Skechers USA, Inc., Class A*	14,650	617,058
Tapestry, Inc.	88,139	3,262,906
Under Armour, Inc., Class A*	23,600	476,248
Under Armour, Inc., Class C*	24,800	434,496
VF Corp.	14,500	971,355

		12,635,594

Total Consumer Discretionary		242,433,736

Consumer Staples (5.8%)
Beverages (1.1%)
Brown-Forman Corp., Class A	2,800	175,476
Brown-Forman Corp., Class B	11,550	773,966
Coca-Cola Co. (The)	408,721	21,445,591
Constellation Brands, Inc., Class A	20,350	4,287,541
Diageo plc	142,852	6,883,045
Keurig Dr Pepper, Inc.	87,727	2,996,754
Molson Coors Beverage Co., Class B	67,509	3,131,067
Monster Beverage Corp.*	3,300	293,139
PepsiCo, Inc.	74,769	11,246,005

		51,232,584

Food & Staples Retailing (1.2%)
Albertsons Cos., Inc., Class A(x)	19,484	606,537
Casey’s General Stores, Inc.	4,650	876,292
Costco Wholesale Corp.	3,600	1,617,660
Grocery Outlet Holding Corp.*	10,933	235,825
Kroger Co. (The)	152,737	6,175,157
US Foods Holding Corp.*	27,700	960,082
Walgreens Boots Alliance, Inc.	222,325	10,460,391
Walmart, Inc.	251,260	35,020,619

		55,952,563

Food Products (1.3%)
Archer-Daniels-Midland Co.	96,288	5,778,243
Beyond Meat, Inc.(x)*	850	89,471
Bunge Ltd.	17,214	1,399,842
Campbell Soup Co.	24,450	1,022,254
Conagra Brands, Inc.	58,803	1,991,658
Darling Ingredients, Inc.*	19,200	1,380,480
Flowers Foods, Inc.	23,450	554,124
General Mills, Inc.	76,650	4,585,203
Hain Celestial Group, Inc. (The)*	10,450	447,051
Hershey Co. (The)	2,650	448,513
Hormel Foods Corp.	35,450	1,453,450
Ingredion, Inc.	8,406	748,218
J M Smucker Co. (The)	22,560	2,707,877
Kellogg Co.	17,520	1,119,878
Kraft Heinz Co. (The)	83,350	3,068,947
Lamb Weston Holdings, Inc.	12,906	792,041
McCormick & Co., Inc. (Non- Voting)	31,300	2,536,239
Mondelez International, Inc., Class A	175,252	10,196,161
Nestle SA (Registered)	58,528	7,042,025
Pilgrim’s Pride Corp.*	3,500	101,780
Post Holdings, Inc.*	7,400	815,184
Seaboard Corp.	50	205,000
Tyson Foods, Inc., Class A	131,883	10,410,844

		58,894,483

Household Products (1.6%)
Church & Dwight Co., Inc.	29,100	2,402,787
Clorox Co. (The)	2,977	493,021
Colgate-Palmolive Co.	92,259	6,972,935
Kimberly-Clark Corp.	49,835	6,600,147
Procter & Gamble Co. (The)	397,156	55,522,409
Reckitt Benckiser Group plc	30,367	2,376,806
Reynolds Consumer Products, Inc.	6,802	185,967
Spectrum Brands Holdings, Inc.	5,216	499,015

		75,053,087

Personal Products (0.0%)
Coty, Inc., Class A*	36,355	285,750
Herbalife Nutrition Ltd.*	11,204	474,826

		760,576

Tobacco (0.6%)
Altria Group, Inc.	103,350	4,704,492
Philip Morris International, Inc.	213,890	20,274,633

		24,979,125

Total Consumer Staples		266,872,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (3.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	92,591	$2,289,776
Halliburton Co.	105,400	2,278,748
NOV, Inc.*	48,855	640,489
Schlumberger NV	175,777	5,210,030

		10,419,043

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	41,900	436,598
APA Corp.	47,276	1,013,125
Cabot Oil & Gas Corp.	451,377	9,821,964
Chevron Corp.	300,189	30,454,174
Cimarex Energy Co.	10,022	873,918
ConocoPhillips	232,080	15,728,062
Continental Resources, Inc.	7,300	336,895
Devon Energy Corp.	84,613	3,004,608
Diamondback Energy, Inc.	11,886	1,125,248
DT Midstream, Inc.	12,119	560,383
EOG Resources, Inc.	133,181	10,690,439
EQT Corp.*	34,952	715,118
Exxon Mobil Corp.	532,514	31,322,473
Hess Corp.	32,405	2,531,155
HollyFrontier Corp.	41,734	1,382,647
Kinder Morgan, Inc.	244,518	4,090,786
Marathon Oil Corp.	98,472	1,346,112
Marathon Petroleum Corp.	81,909	5,062,795
Occidental Petroleum Corp.	92,694	2,741,889
ONEOK, Inc.	55,650	3,227,143
Phillips 66	134,197	9,397,816
Pioneer Natural Resources Co.	28,663	4,772,676
Targa Resources Corp.	28,250	1,390,182
Valero Energy Corp.	102,183	7,211,054
Williams Cos., Inc. (The)	152,697	3,960,960

		153,198,220

Total Energy		163,617,263

Financials (17.6%)
Banks (7.1%)
Bank of America Corp.	1,198,965	50,896,064
Bank of Hawaii Corp.	4,928	404,934
Bank OZK	15,378	660,946
BOK Financial Corp.	3,744	335,275
Citigroup, Inc.	462,957	32,490,322
Citizens Financial Group, Inc.	43,912	2,062,986
Comerica, Inc.	24,924	2,006,382
Commerce Bancshares, Inc.	96,281	6,708,860
Cullen/Frost Bankers, Inc.	74,256	8,808,247
East West Bancorp, Inc.	76,463	5,928,941
Fifth Third Bancorp	88,124	3,739,983
First Citizens BancShares, Inc., Class A(x)	1,367	1,152,613
First Hawaiian, Inc.	16,288	478,053
First Horizon Corp.	68,642	1,118,178
First Republic Bank	22,063	4,255,511
FNB Corp.	39,950	464,219
Huntington Bancshares, Inc.	184,040	2,845,258
JPMorgan Chase & Co.	506,830	82,963,003
KeyCorp	121,434	2,625,403
M&T Bank Corp.	16,121	2,407,510
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	841,268	4,988,719
PacWest Bancorp	14,700	666,204
People’s United Financial, Inc.	53,398	932,863
Pinnacle Financial Partners, Inc.	9,250	870,240
PNC Financial Services Group, Inc. (The)	142,783	27,934,066
Popular, Inc.	10,340	803,108
Prosperity Bancshares, Inc.	11,150	793,100
Regions Financial Corp.	120,692	2,571,947
Signature Bank	7,067	1,924,203
Sterling Bancorp	22,050	550,368
SVB Financial Group*	6,850	4,431,128
Synovus Financial Corp.	17,070	749,202
Truist Financial Corp.	231,768	13,593,193
Umpqua Holdings Corp.	27,550	557,888
US Bancorp	265,840	15,801,530
Webster Financial Corp.	11,300	615,398
Wells Fargo & Co.	702,089	32,583,950
Western Alliance Bancorp	5,950	647,479
Wintrust Financial Corp.	7,050	566,609
Zions Bancorp NA	46,451	2,874,852

		326,808,735

Capital Markets (4.0%)
Affiliated Managers Group, Inc.	5,200	785,668
Ameriprise Financial, Inc.	64,967	17,159,084
Ares Management Corp.	2,000	147,660
Bank of New York Mellon Corp. (The)	100,702	5,220,392
BlackRock, Inc.	26,051	21,847,932
Carlyle Group, Inc. (The)	20,300	959,784
Cboe Global Markets, Inc.	27,330	3,385,094
Charles Schwab Corp. (The)	197,218	14,365,359
CME Group, Inc.	45,058	8,713,316
Evercore, Inc., Class A	4,950	661,666
FactSet Research Systems, Inc.	700	276,346
Franklin Resources, Inc.	36,300	1,078,836
Goldman Sachs Group, Inc. (The)	63,723	24,089,206
Interactive Brokers Group, Inc., Class A	10,044	626,143
Intercontinental Exchange, Inc.	69,865	8,021,899
Invesco Ltd.	41,857	1,009,172
Janus Henderson Group plc	21,400	884,462
Jefferies Financial Group, Inc.	27,455	1,019,404
KKR & Co., Inc., Class A	96,820	5,894,402
Lazard Ltd., Class A	12,750	583,950
Moody’s Corp.	7,256	2,576,678
Morgan Stanley	318,557	30,998,782
Morningstar, Inc.	300	77,709
MSCI, Inc.	3,000	1,825,020
Nasdaq, Inc.	56,582	10,921,458
Northern Trust Corp.	49,441	5,330,234
Raymond James Financial, Inc.	21,945	2,025,084
S&P Global, Inc.	8,900	3,781,521
SEI Investments Co.	13,750	815,375
State Street Corp.	43,608	3,694,470
Stifel Financial Corp.	12,800	869,888
T. Rowe Price Group, Inc.	21,903	4,308,320
Tradeweb Markets, Inc., Class A	13,100	1,058,218
Virtu Financial, Inc., Class A	11,700	285,831

		185,298,363

Consumer Finance (1.1%)
Ally Financial, Inc.	46,500	2,373,825
American Express Co.	76,771	12,861,446
Capital One Financial Corp.	147,126	23,829,998
Credit Acceptance Corp.(x)*	1,150	673,095
Discover Financial Services	17,198	2,112,774
OneMain Holdings, Inc.	11,100	614,163
Santander Consumer USA Holdings, Inc.	7,495	312,541
SLM Corp.	40,393	710,917
Synchrony Financial	119,370	5,834,806

		49,323,565

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	244,995	66,868,936
Equitable Holdings, Inc.‡	48,150	1,427,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Voya Financial, Inc.	15,111	$927,664

		69,223,766

Insurance (3.8%)
Aflac, Inc.	84,280	4,393,516
Alleghany Corp.*	1,584	989,065
Allstate Corp. (The)	60,611	7,716,386
American Financial Group, Inc.	8,525	1,072,701
American International Group, Inc.	107,865	5,920,710
Aon plc, Class A	55,601	15,889,098
Arch Capital Group Ltd.*	37,092	1,416,173
Arthur J Gallagher & Co.	25,350	3,768,277
Assurant, Inc.	7,619	1,201,897
Assured Guaranty Ltd.	9,042	423,256
Athene Holding Ltd., Class A*	14,424	993,381
Axis Capital Holdings Ltd.	9,644	444,010
Brighthouse Financial, Inc.*	10,746	486,042
Brown & Brown, Inc.	27,674	1,534,523
Chubb Ltd.	154,040	26,722,859
Cincinnati Financial Corp.	103,382	11,808,292
CNA Financial Corp.	3,372	141,489
Erie Indemnity Co., Class A	1,000	178,420
Everest Re Group Ltd.	10,139	2,542,658
Fidelity National Financial, Inc.	34,618	1,569,580
First American Financial Corp.	13,350	895,118
Globe Life, Inc.	12,721	1,132,551
GoHealth, Inc., Class A*	850	4,275
Hanover Insurance Group, Inc. (The)	4,451	576,939
Hartford Financial Services Group, Inc. (The)	44,761	3,144,460
Kemper Corp.	7,650	510,944
Lemonade, Inc.(x)*	4,213	282,313
Lincoln National Corp.	20,140	1,384,625
Loews Corp.	27,840	1,501,411
Markel Corp.*	1,499	1,791,500
Marsh & McLennan Cos., Inc.	118,936	18,010,478
Mercury General Corp.	3,341	185,993
MetLife, Inc.	182,823	11,285,664
Old Republic International Corp.	35,141	812,811
Primerica, Inc.	4,950	760,469
Principal Financial Group, Inc.	33,747	2,173,307
Progressive Corp. (The)	170,023	15,368,379
Prudential Financial, Inc.	49,480	5,205,296
Reinsurance Group of America, Inc.	8,445	939,591
RenaissanceRe Holdings Ltd.	3,386	472,008
Travelers Cos., Inc. (The)	68,856	10,466,801
Unum Group	25,553	640,358
W R Berkley Corp.	17,131	1,253,647
White Mountains Insurance Group Ltd.	396	423,566
Willis Towers Watson plc	16,100	3,742,606

		172,177,443

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	65,748	1,036,846
Annaly Capital Management, Inc. (REIT)	175,480	1,477,542
New Residential Investment Corp. (REIT)	54,300	597,300
Starwood Property Trust, Inc. (REIT)	34,386	839,362

		3,951,050

Thrifts & Mortgage Finance (0.0%)
MGIC Investment Corp.	42,350	633,556
New York Community Bancorp, Inc.	56,588	728,287
TFS Financial Corp.	6,096	116,190
UWM Holdings Corp.(x)	2,700	18,765

		1,496,798

Total Financials		808,279,720

Health Care (14.2%)
Biotechnology (1.3%)
AbbVie, Inc.	23,912	2,579,387
Amgen, Inc.	72,972	15,517,496
Biogen, Inc.*	25,637	7,255,015
BioMarin Pharmaceutical, Inc.*	22,900	1,769,941
Exact Sciences Corp.*	1,600	152,720
Exelixis, Inc.*	5,550	117,327
Gilead Sciences, Inc.	199,904	13,963,294
Horizon Therapeutics plc*	22,200	2,431,788
Incyte Corp.*	3,300	226,974
Ionis Pharmaceuticals, Inc.*	1,300	43,602
Iovance Biotherapeutics, Inc.*	12,600	310,716
Mirati Therapeutics, Inc.*	800	141,528
Moderna, Inc.*	2,788	1,072,990
Natera, Inc.*	600	66,864
Regeneron Pharmaceuticals, Inc.*	11,300	6,838,534
Sage Therapeutics, Inc.*	6,400	283,584
Seagen, Inc.*	1,800	305,640
Ultragenyx Pharmaceutical, Inc.*	2,000	180,380
United Therapeutics Corp.*	5,500	1,015,190
Vertex Pharmaceuticals, Inc.*	19,500	3,537,105

		57,810,075

Health Care Equipment & Supplies (4.2%)
Abbott Laboratories	170,601	20,153,096
Alcon, Inc.	120,982	9,735,422
Baxter International, Inc.	63,100	5,075,133
Becton Dickinson and Co.	36,350	8,935,557
Boston Scientific Corp.*	282,840	12,272,428
Cooper Cos., Inc. (The)	6,114	2,526,977
Danaher Corp.	177,919	54,165,660
Dentsply Sirona, Inc.	27,287	1,584,010
Envista Holdings Corp.*	20,156	842,722
Figs, Inc., Class A(x)*	3,132	116,323
Globus Medical, Inc., Class A*	9,200	704,904
Hill-Rom Holdings, Inc.	8,365	1,254,750
Hologic, Inc.*	55,139	4,069,810
ICU Medical, Inc.*	2,550	595,119
Integra LifeSciences Holdings Corp.*	9,000	616,320
Masimo Corp.*	1,700	460,207
Medtronic plc	403,015	50,517,930
Quidel Corp.*	4,700	663,405
ResMed, Inc.	1,800	474,390
STERIS plc	10,400	2,124,512
Stryker Corp.	25,100	6,619,372
Tandem Diabetes Care, Inc.*	400	47,752
Teleflex, Inc.	4,900	1,845,095
Zimmer Biomet Holdings, Inc.	48,614	7,115,145

		192,516,039

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.*	11,100	707,958
agilon health, Inc.*	300	7,863
Amedisys, Inc.*	500	74,550
AmerisourceBergen Corp.	18,400	2,197,880
Anthem, Inc.	37,033	13,805,902
Cardinal Health, Inc.	14,900	736,954
Centene Corp.*	100,399	6,255,862
Chemed Corp.	1,500	697,680
Cigna Corp.	93,397	18,694,344
CVS Health Corp.	177,962	15,101,855
DaVita, Inc.*	22,248	2,586,552
Encompass Health Corp.	5,150	386,456
HCA Healthcare, Inc.	3,894	945,152
Henry Schein, Inc.*	17,600	1,340,416
Humana, Inc.	16,284	6,336,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	12,314	$3,465,652
McKesson Corp.	37,787	7,533,972
Molina Healthcare, Inc.*	6,200	1,682,122
Oak Street Health, Inc.(x)*	1,243	52,865
Premier, Inc., Class A	15,250	591,090
Quest Diagnostics, Inc.	16,349	2,375,673
Signify Health, Inc., Class A(x)*	2,860	51,108
UnitedHealth Group, Inc.	129,772	50,707,111
Universal Health Services, Inc., Class B	19,122	2,645,911

		138,981,847

Health Care Technology (0.2%)
Cerner Corp.	68,218	4,810,734
Certara, Inc.*	1,811	59,944
Change Healthcare, Inc.*	73,249	1,533,834
Teladoc Health, Inc.*	18,400	2,333,304

		8,737,816

Life Sciences Tools & Services (1.2%)
Adaptive Biotechnologies Corp.*	1,400	47,586
Agilent Technologies, Inc.	3,920	617,518
Bio-Rad Laboratories, Inc., Class A*	2,683	2,001,384
Charles River Laboratories International, Inc.*	400	165,068
IQVIA Holdings, Inc.*	12,166	2,914,244
PerkinElmer, Inc.	14,004	2,426,753
PPD, Inc.*	11,876	555,678
QIAGEN NV*	28,453	1,470,451
Repligen Corp.*	400	115,596
Syneos Health, Inc.*	11,100	971,028
Thermo Fisher Scientific, Inc.	70,929	40,523,865
Waters Corp.*	8,683	3,102,436

		54,911,607

Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	280,850	16,617,895
Catalent, Inc.*	15,550	2,069,238
Elanco Animal Health, Inc.*	315,684	10,067,163
Eli Lilly and Co.	22,400	5,175,520
Jazz Pharmaceuticals plc*	7,450	970,065
Johnson & Johnson	457,286	73,851,689
Merck & Co., Inc.	418,881	31,462,152
Nektar Therapeutics*	22,200	398,712
Novartis AG (ADR)	81,316	6,650,022
Organon & Co.	31,771	1,041,771
Perrigo Co. plc	16,750	792,778
Pfizer, Inc.	959,921	41,286,202
Roche Holding AG	4,068	1,484,428
Roche Holding AG (ADR)	74,305	3,378,648
Royalty Pharma plc, Class A	16,572	598,912
Viatris, Inc.	151,729	2,055,928
Zoetis, Inc.	3,100	601,834

		198,502,957

Total Health Care		651,460,341

Industrials (10.1%)
Aerospace & Defense (2.0%)
Boeing Co. (The)*	67,300	14,801,962
BWX Technologies, Inc.	2,900	156,194
Curtiss-Wright Corp.	5,100	643,518
General Dynamics Corp.	71,335	13,983,800
HEICO Corp.	3,800	501,106
HEICO Corp., Class A	6,700	793,481
Hexcel Corp.*	10,400	617,656
Howmet Aerospace, Inc.	45,511	1,419,943
Huntington Ingalls Industries, Inc.	4,950	955,647
L3Harris Technologies, Inc.	30,638	6,747,713
Lockheed Martin Corp.	19,308	6,663,191
Mercury Systems, Inc.*	6,900	327,198
Northrop Grumman Corp.	52,537	18,921,201
Raytheon Technologies Corp.	233,122	20,039,167
Spirit AeroSystems Holdings, Inc., Class A	38,264	1,690,886
Textron, Inc.	28,307	1,976,112
TransDigm Group, Inc.*	4,700	2,935,479
Virgin Galactic Holdings, Inc.(x)*	1,400	35,420

		93,209,674

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	13,250	1,152,750
Expeditors International of Washington, Inc.	5,650	673,084
FedEx Corp.	17,450	3,826,611
GXO Logistics, Inc.*	1,650	129,426

		5,781,871

Airlines (0.3%)
Alaska Air Group, Inc.*	29,968	1,756,125
American Airlines Group, Inc.(x)*	80,150	1,644,678
Copa Holdings SA, Class A*	3,950	321,451
JetBlue Airways Corp.*	39,700	607,013
Southwest Airlines Co.*	109,125	5,612,299
United Airlines Holdings, Inc.(x)*	40,550	1,928,963

		11,870,529

Building Products (1.1%)
A O Smith Corp.	16,550	1,010,708
Allegion plc	2,700	356,886
Armstrong World Industries, Inc.	3,000	286,410
AZEK Co., Inc. (The)*	6,218	227,144
Builders FirstSource, Inc.(x)*	25,700	1,329,718
Carlisle Cos., Inc.	3,978	790,787
Carrier Global Corp.	58,040	3,004,150
Fortune Brands Home & Security, Inc.	12,900	1,153,518
Johnson Controls International plc	359,809	24,495,797
Lennox International, Inc.	4,300	1,264,931
Masco Corp.	109,236	6,068,060
Owens Corning	13,037	1,114,663
Trane Technologies plc	44,936	7,758,200

		48,860,972

Commercial Services & Supplies (0.3%)
ADT, Inc.	19,813	160,287
Cintas Corp.	700	266,462
Clean Harbors, Inc.*	6,300	654,381
Driven Brands Holdings, Inc.*	4,515	130,438
MSA Safety, Inc.	3,300	480,810
Republic Services, Inc.	26,365	3,165,382
Rollins, Inc.	1,950	68,894
Stericycle, Inc.*	42,421	2,883,355
Waste Management, Inc.	44,611	6,663,099

		14,473,108

Construction & Engineering (0.1%)
AECOM*	37,686	2,379,871
MasTec, Inc.*	7,000	603,960
Quanta Services, Inc.	17,355	1,975,346
Valmont Industries, Inc.	2,600	611,312

		5,570,489

Electrical Equipment (0.9%)
Acuity Brands, Inc.	9,722	1,685,503
AMETEK, Inc.	28,950	3,590,089
ChargePoint Holdings, Inc.(x)*	15,700	313,843
Eaton Corp. plc	98,355	14,685,385
Emerson Electric Co.	74,935	7,058,877
Generac Holdings, Inc.*	3,354	1,370,679
Hubbell, Inc.	6,796	1,227,833
nVent Electric plc	20,893	675,471
Regal Beloit Corp.	30,450	4,577,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Automation, Inc.	5,700	$1,676,028
Sensata Technologies Holding plc*	19,450	1,064,304
Shoals Technologies Group, Inc., Class A*	11,137	310,500
Sunrun, Inc.*	25,000	1,100,000

		39,336,365

Industrial Conglomerates (1.5%)
3M Co.	62,150	10,902,353
General Electric Co.	159,697	16,453,582
Honeywell International, Inc.	171,221	36,346,794
Roper Technologies, Inc.	13,200	5,888,916

		69,591,645

Machinery (2.0%)
AGCO Corp.	16,257	1,991,970
Allison Transmission Holdings, Inc.	3,200	113,024
Caterpillar, Inc.	9,511	1,825,827
Colfax Corp.*	14,600	670,140
Crane Co.	6,174	585,357
Cummins, Inc.	18,400	4,131,904
Donaldson Co., Inc.	13,800	792,258
Dover Corp.	18,039	2,805,064
Flowserve Corp.	16,300	565,121
Fortive Corp.	41,034	2,895,769
Gates Industrial Corp. plc*	8,792	143,046
Graco, Inc.	7,900	552,763
IDEX Corp.	9,555	1,977,407
Illinois Tool Works, Inc.	51,591	10,660,248
Ingersoll Rand, Inc.*	47,100	2,374,311
ITT, Inc.	10,800	927,072
Middleby Corp. (The)*	4,800	818,448
Nordson Corp.	6,050	1,440,808
Oshkosh Corp.	8,499	870,043
Otis Worldwide Corp.	72,549	5,969,332
PACCAR, Inc.	62,819	4,957,675
Parker-Hannifin Corp.	54,301	15,183,646
Pentair plc	20,693	1,502,933
Snap-on, Inc.	6,750	1,410,412
Stanley Black & Decker, Inc.	46,616	8,172,251
Timken Co. (The)	16,726	1,094,215
Toro Co. (The)	700	68,187
Westinghouse Air Brake Technologies Corp.#	22,679	1,955,157
Woodward, Inc.	7,200	815,040
Xylem, Inc.	99,571	12,314,941

		89,584,369

Marine (0.0%)
Kirby Corp.*	7,450	357,302

Professional Services (0.6%)
CACI International, Inc., Class A*	2,950	773,195
Clarivate plc*	51,700	1,132,230
CoStar Group, Inc.*	11,000	946,660
Dun & Bradstreet Holdings, Inc.*	20,065	337,293
Equifax, Inc.	30,132	7,636,052
FTI Consulting, Inc.*	4,200	565,740
IHS Markit Ltd.	46,900	5,469,478
Jacobs Engineering Group, Inc.	16,185	2,144,998
Legalzoom.com, Inc.(x)*	1,100	29,040
Leidos Holdings, Inc.	17,684	1,699,963
ManpowerGroup, Inc.	6,808	737,170
Nielsen Holdings plc	44,849	860,652
Robert Half International, Inc.	41,507	4,164,397
Science Applications International Corp.	7,200	616,032
TransUnion	7,600	853,556
Verisk Analytics, Inc.	7,200	1,441,944

		29,408,400

Road & Rail (1.0%)
AMERCO	1,203	777,174
Canadian National Railway Co.	20,623	2,385,050
CSX Corp.	368,040	10,945,510
JB Hunt Transport Services, Inc.	1,200	200,664
Kansas City Southern	8,400	2,273,376
Knight-Swift Transportation Holdings, Inc.	74,022	3,786,225
Landstar System, Inc.	500	78,910
Lyft, Inc., Class A*	13,399	718,052
Norfolk Southern Corp.	31,408	7,514,364
Old Dominion Freight Line, Inc.	1,025	293,130
Ryder System, Inc.	6,508	538,277
Schneider National, Inc., Class B	6,500	147,810
TuSimple Holdings, Inc., Class A(x)*	3,900	144,807
Uber Technologies, Inc.*	29,128	1,304,934
Union Pacific Corp.	72,580	14,226,406
XPO Logistics, Inc.*	1,650	131,307

		45,465,996

Trading Companies & Distributors (0.2%)
Air Lease Corp.	13,349	525,150
Core & Main, Inc., Class A*	2,453	64,293
Fastenal Co.	8,100	418,041
MSC Industrial Direct Co., Inc., Class A	5,600	449,064
SiteOne Landscape Supply, Inc.*	2,600	518,622
United Rentals, Inc.*	8,919	3,129,945
Univar Solutions, Inc.*	20,950	499,029
Watsco, Inc.	4,100	1,084,942
WW Grainger, Inc.	6,490	2,550,959

		9,240,045

Total Industrials		462,750,765

Information Technology (11.1%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	800	274,912
Ciena Corp.*	19,350	993,622
Cisco Systems, Inc.	531,400	28,924,102
F5 Networks, Inc.*	7,500	1,490,850
Juniper Networks, Inc.	40,679	1,119,486
Lumentum Holdings, Inc.*	9,500	793,630
Motorola Solutions, Inc.	20,900	4,855,488
Ubiquiti, Inc.	100	29,867
Viasat, Inc.*	7,750	426,793

		38,908,750

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	21,200	1,552,476
Arrow Electronics, Inc.*	29,636	3,327,826
Avnet, Inc.	47,143	1,742,877
Coherent, Inc.*	350	87,532
Corning, Inc.	63,266	2,308,576
IPG Photonics Corp.*	4,200	665,280
Jabil, Inc.	3,724	217,370
Keysight Technologies, Inc.*	13,000	2,135,770
Littelfuse, Inc.	3,050	833,474
National Instruments Corp.	16,450	645,333
SYNNEX Corp.	5,200	541,320
Teledyne Technologies, Inc.*	5,819	2,499,726
Trimble, Inc.*	31,450	2,586,762
Vontier Corp.	9,673	325,013

		19,469,335

IT Services (2.6%)
Accenture plc, Class A	55,896	17,882,248
Akamai Technologies, Inc.*	20,200	2,112,718
Alliance Data Systems Corp.	6,200	625,518
Amdocs Ltd.	16,243	1,229,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Automatic Data Processing, Inc.	4,300	$859,656
Broadridge Financial Solutions, Inc.	1,300	216,632
Cloudflare, Inc., Class A*	1,800	202,770
Cognizant Technology Solutions Corp., Class A	66,150	4,908,991
Concentrix Corp.*	5,300	938,100
DXC Technology Co.*	31,850	1,070,478
Euronet Worldwide, Inc.*	1,800	229,104
Fastly, Inc., Class A(x)*	13,200	533,808
Fidelity National Information Services, Inc.	114,467	13,928,345
Fiserv, Inc.*	95,533	10,365,331
FleetCor Technologies, Inc.*	7,900	2,064,033
Genpact Ltd.	21,800	1,035,718
Global Payments, Inc.	36,900	5,814,702
GoDaddy, Inc., Class A*	18,900	1,317,330
International Business Machines Corp.	130,428	18,120,362
Jack Henry & Associates, Inc.	6,850	1,123,811
Mastercard, Inc., Class A	11,816	4,108,187
Paychex, Inc.	5,100	573,495
PayPal Holdings, Inc.*	58,133	15,126,788
Paysafe Ltd.(x)*	38,700	299,925
Snowflake, Inc., Class A*	900	272,187
SolarWinds Corp.(x)	4,339	72,591
StoneCo Ltd., Class A*	1,900	65,968
Twilio, Inc., Class A*	14,700	4,690,035
VeriSign, Inc.*	12,350	2,531,874
Visa, Inc., Class A	25,901	5,769,448
Western Union Co. (The)	140,984	2,850,696
WEX, Inc.*	1,800	317,052

		121,257,659

Semiconductors & Semiconductor Equipment (3.1%)
Analog Devices, Inc.	60,899	10,199,365
Applied Materials, Inc.	6,439	828,892
Broadcom, Inc.	3,029	1,468,853
Brooks Automation, Inc.	1,600	163,760
Cirrus Logic, Inc.*	7,200	592,920
Cree, Inc.*	14,400	1,162,512
First Solar, Inc.*	13,294	1,269,045
Intel Corp.	645,292	34,381,158
KLA Corp.	10,332	3,456,157
Lam Research Corp.	6,208	3,533,283
Marvell Technology, Inc.	101,400	6,115,434
Microchip Technology, Inc.	86,374	13,257,545
Micron Technology, Inc.	121,395	8,616,617
MKS Instruments, Inc.	1,050	158,456
NVIDIA Corp.	16,873	3,495,411
NXP Semiconductors NV	56,125	10,993,204
ON Semiconductor Corp.*	24,350	1,114,499
Qorvo, Inc.*	14,200	2,374,098
QUALCOMM, Inc.	97,745	12,607,150
Skyworks Solutions, Inc.	15,008	2,473,018
Texas Instruments, Inc.	117,622	22,608,125

		140,869,502

Software (3.2%)
Adobe, Inc.*	34,885	20,083,992
ANSYS, Inc.*	47,348	16,119,627
Black Knight, Inc.*	19,000	1,368,000
C3.ai, Inc., Class A(x)*	1,612	74,700
CDK Global, Inc.	12,900	548,895
Ceridian HCM Holding, Inc.*	16,200	1,824,444
Citrix Systems, Inc.	24,437	2,623,801
Datto Holding Corp.(x)*	2,959	70,720
Dolby Laboratories, Inc., Class A	8,036	707,168
Duck Creek Technologies, Inc.*	6,904	305,433
Dynatrace, Inc.*	1,300	92,261
FireEye, Inc.*	20,800	370,240
Guidewire Software, Inc.*	10,500	1,248,135
Jamf Holding Corp.*	991	38,173
Manhattan Associates, Inc.*	3,700	566,211
McAfee Corp., Class A	1,350	29,849
Medallia, Inc.*	5,800	196,446
Microsoft Corp.	178,051	50,196,138
N-Able, Inc.(x)*	4,339	53,847
NCR Corp.*	10,500	406,980
NortonLifeLock, Inc.	122,556	3,100,667
Nuance Communications, Inc.*	22,185	1,221,062
Oracle Corp.	148,008	12,895,937
Paycor HCM, Inc.*	826	29,042
Pegasystems, Inc.	300	38,130
Procore Technologies, Inc.(x)*	408	36,451
salesforce.com, Inc.*	93,900	25,467,558
SS&C Technologies Holdings, Inc.	28,150	1,953,610
Synopsys, Inc.*	7,000	2,095,870
Teradata Corp.*	1,900	108,965
Tyler Technologies, Inc.*	700	321,055
VMware, Inc., Class A(x)*	6,300	936,810
Zoom Video Communications, Inc., Class A*	1,529	399,833

		145,530,050

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	216,979	30,702,528
Dell Technologies, Inc., Class C*	17,665	1,837,867
Hewlett Packard Enterprise Co.	163,293	2,326,925
HP, Inc.	102,243	2,797,368
NetApp, Inc.	9,400	843,744
Pure Storage, Inc., Class A*	2,100	52,836
Western Digital Corp.*	77,033	4,347,743
Xerox Holdings Corp.	19,210	387,466

		43,296,477

Total Information Technology		509,331,773

Materials (3.4%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	27,857	7,134,456
Albemarle Corp.	14,572	3,190,831
Ashland Global Holdings, Inc.	6,863	611,631
Axalta Coating Systems Ltd.*	21,550	629,044
Celanese Corp.	9,000	1,355,760
CF Industries Holdings, Inc.	26,800	1,495,976
Chemours Co. (The)	9,950	289,147
Corteva, Inc.	377,403	15,881,118
Diversey Holdings Ltd.*	1,400	22,456
Dow, Inc.	87,175	5,017,793
DuPont de Nemours, Inc.	113,903	7,744,265
Eastman Chemical Co.	17,050	1,717,617
Ecolab, Inc.	54,412	11,351,431
Element Solutions, Inc.	29,050	629,804
FMC Corp.	12,100	1,107,876
Huntsman Corp.	26,413	781,561
International Flavors & Fragrances, Inc.	38,798	5,188,069
LyondellBasell Industries NV, Class A	60,080	5,638,508
Mosaic Co. (The)	43,337	1,547,998
NewMarket Corp.	900	304,893
Olin Corp.	16,600	800,950
PPG Industries, Inc.	65,565	9,376,451
RPM International, Inc.	111,298	8,642,290
Sherwin-Williams Co. (The)	26,676	7,462,077
Valvoline, Inc.	22,695	707,630
Westlake Chemical Corp.	3,286	299,486

		98,929,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.4%)
Eagle Materials, Inc.	5,100	$668,916
Martin Marietta Materials, Inc.	40,072	13,691,801
Vulcan Materials Co.	16,554	2,800,275

		17,160,992

Containers & Packaging (0.4%)
Amcor plc	193,500	2,242,665
AptarGroup, Inc.	8,242	983,683
Ardagh Group SA	2,300	58,627
Avery Dennison Corp.	4,900	1,015,329
Ball Corp.	28,400	2,555,148
Berry Global Group, Inc.*	16,900	1,028,872
Crown Holdings, Inc.	14,250	1,436,115
Graphic Packaging Holding Co.	25,450	484,568
International Paper Co.	49,163	2,749,195
Packaging Corp. of America	11,750	1,614,920
Sealed Air Corp.	8,650	473,933
Silgan Holdings, Inc.	10,450	400,862
Sonoco Products Co.	12,567	748,742
Westrock Co.	32,692	1,629,042

		17,421,701

Metals & Mining (0.5%)
Alcoa Corp.*	23,400	1,145,196
Cleveland-Cliffs, Inc.(x)*	57,200	1,133,132
Freeport-McMoRan, Inc.	129,977	4,228,152
Newmont Corp.	128,225	6,962,617
Nucor Corp.	37,449	3,688,352
Reliance Steel & Aluminum Co.	32,669	4,652,719
Royal Gold, Inc.	8,178	780,917
Southern Copper Corp.	900	50,526
Steel Dynamics, Inc.	20,466	1,196,852
United States Steel Corp.	33,500	735,995

		24,574,458

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	11,800	724,166

Total Materials		158,810,435

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Alexandria Real Estate Equities, Inc. (REIT)	18,356	3,507,281
American Campus Communities, Inc. (REIT)	57,043	2,763,733
American Homes 4 Rent (REIT), Class A	34,858	1,328,787
Americold Realty Trust (REIT)	58,836	1,709,186
Apartment Income REIT Corp. (REIT)	19,594	956,383
AvalonBay Communities, Inc. (REIT)	17,548	3,889,339
Boston Properties, Inc. (REIT)	19,625	2,126,369
Brixmor Property Group, Inc. (REIT)	37,121	820,745
Camden Property Trust (REIT)	11,817	1,742,653
CoreSite Realty Corp. (REIT)	1,150	159,321
Cousins Properties, Inc. (REIT)	38,200	1,424,478
Crown Castle International Corp. (REIT)	62,057	10,755,719
CubeSmart (REIT)	25,150	1,218,518
CyrusOne, Inc. (REIT)	15,350	1,188,244
Digital Realty Trust, Inc. (REIT)	35,297	5,098,652
Douglas Emmett, Inc. (REIT)	20,844	658,879
Duke Realty Corp. (REIT)	46,989	2,249,363
EPR Properties (REIT)	9,250	456,765
Equinix, Inc. (REIT)	3,300	2,607,429
Equity LifeStyle Properties, Inc. (REIT)	73,700	5,755,970
Equity Residential (REIT)	46,289	3,745,706
Essex Property Trust, Inc. (REIT)	8,159	2,608,759
Extra Space Storage, Inc. (REIT)	14,950	2,511,451
Federal Realty Investment Trust (REIT)	9,700	1,144,503
First Industrial Realty Trust, Inc. (REIT)	16,100	838,488
Gaming and Leisure Properties, Inc. (REIT)	27,613	1,279,034
Healthcare Trust of America, Inc. (REIT), Class A	27,247	808,146
Healthpeak Properties, Inc. (REIT)	67,709	2,266,897
Highwoods Properties, Inc. (REIT)	12,850	563,601
Host Hotels & Resorts, Inc. (REIT)*	87,738	1,432,762
Hudson Pacific Properties, Inc. (REIT)	18,400	483,368
Invitation Homes, Inc. (REIT)	71,298	2,732,852
Iron Mountain, Inc. (REIT)	10,600	460,570
JBG SMITH Properties (REIT)	15,523	459,636
Kilroy Realty Corp. (REIT)	14,538	962,561
Kimco Realty Corp. (REIT)	72,844	1,511,513
Lamar Advertising Co. (REIT), Class A	1,300	147,485
Life Storage, Inc. (REIT)	9,550	1,095,767
Medical Properties Trust, Inc. (REIT)	72,750	1,460,092
MGM Growth Properties LLC (REIT), Class A	20,891	800,125
Mid-America Apartment Communities, Inc. (REIT)	26,448	4,939,164
National Retail Properties, Inc. (REIT)	21,912	946,379
Omega Healthcare Investors, Inc. (REIT)	29,450	882,322
Park Hotels & Resorts, Inc. (REIT)*	29,428	563,252
Prologis, Inc. (REIT)	92,646	11,620,588
Public Storage (REIT)	10,412	3,093,405
Rayonier, Inc. (REIT)	17,300	617,264
Realty Income Corp. (REIT)	46,888	3,041,156
Regency Centers Corp. (REIT)	21,192	1,426,857
Rexford Industrial Realty, Inc. (REIT)	16,800	953,400
SBA Communications Corp. (REIT)	11,400	3,768,498
Simon Property Group, Inc. (REIT)	5,350	695,339
SL Green Realty Corp. (REIT)	8,801	623,463
Spirit Realty Capital, Inc. (REIT)	14,306	658,648
STORE Capital Corp. (REIT)	30,600	980,118
Sun Communities, Inc. (REIT)	40,375	7,473,413
UDR, Inc. (REIT)	37,078	1,964,392
Ventas, Inc. (REIT)	46,998	2,594,760
VEREIT, Inc. (REIT)	28,710	1,298,553
VICI Properties, Inc. (REIT)(x)	67,366	1,913,868
Vornado Realty Trust (REIT)	21,996	924,052
Welltower, Inc. (REIT)	52,462	4,322,869
Weyerhaeuser Co. (REIT)	94,070	3,346,070
WP Carey, Inc. (REIT)	22,145	1,617,471

		137,996,431

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	39,650	3,860,324
Howard Hughes Corp. (The)*	5,199	456,524
Jones Lang LaSalle, Inc.*	6,446	1,599,188
Opendoor Technologies, Inc.(x)*	34,700	712,391

		6,628,427

Total Real Estate		144,624,858

Utilities (3.4%)
Electric Utilities (2.3%)
Alliant Energy Corp.	31,390	1,757,212
American Electric Power Co., Inc.	153,967	12,499,041

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Avangrid, Inc.	7,162	$348,073
Duke Energy Corp.	190,910	18,630,907
Edison International	46,768	2,594,221
Entergy Corp.	25,114	2,494,071
Evergy, Inc.	28,646	1,781,781
Eversource Energy	43,097	3,523,611
Exelon Corp.	122,658	5,929,288
FirstEnergy Corp.	68,276	2,431,991
Hawaiian Electric Industries, Inc.	13,164	537,486
IDACORP, Inc.	6,300	651,294
NextEra Energy, Inc.	289,414	22,724,787
NRG Energy, Inc.	16,657	680,105
OGE Energy Corp.	25,060	825,978
PG&E Corp.*	189,648	1,820,621
Pinnacle West Capital Corp.	14,125	1,022,085
PPL Corp.	96,759	2,697,641
Southern Co. (The)	248,365	15,391,179
Xcel Energy, Inc.	100,089	6,255,563

		104,596,935

Gas Utilities (0.0%)
Atmos Energy Corp.	16,166	1,425,841
National Fuel Gas Co.	10,895	572,206
UGI Corp.	26,035	1,109,612

		3,107,659

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	82,893	1,892,447
Brookfield Renewable Corp.	12,000	465,720
Vistra Corp.	60,050	1,026,855

		3,385,022

Multi-Utilities (0.9%)
Ameren Corp.	48,315	3,913,515
CenterPoint Energy, Inc.	72,898	1,793,291
CMS Energy Corp.	36,286	2,167,363
Consolidated Edison, Inc.	43,120	3,130,081
Dominion Energy, Inc.	186,236	13,598,953
DTE Energy Co.	24,239	2,707,739
MDU Resources Group, Inc.	24,994	741,572
NiSource, Inc.	49,154	1,191,001
Public Service Enterprise Group, Inc.	63,279	3,853,691
Sempra Energy	39,679	5,019,393
WEC Energy Group, Inc.	39,587	3,491,573

		41,608,172

Water Utilities (0.1%)
American Water Works Co., Inc.	22,839	3,860,705
Essential Utilities, Inc.	28,068	1,293,373

		5,154,078

Total Utilities		157,851,866

Total Common Stocks (84.0%) (Cost $2,466,663,399)		3,859,545,084

EXCHANGE TRADED FUNDS (ETF):
Equity (7.8%)
iShares Core S&P 500 ETF	794	342,071
iShares Morningstar Growth ETF	8,000	524,400
iShares Morningstar U.S. Equity ETF	5,416	328,697
iShares Morningstar Value ETF‡	1,219,310	77,596,889
iShares Russell 1000 ETF	1,631	394,229
iShares Russell 1000 Value ETF	513,988	80,444,262
iShares S&P 500 Value ETF	299,191	43,508,355
SPDR Portfolio S&P 500 Growth ETF(x)	6,900	441,738
SPDR Portfolio S&P 500 Value ETF	825,600	32,198,400
Vanguard Growth ETF(x)	1,790	519,404
Vanguard Large-Cap ETF(x)	1,464	294,147
Vanguard Russell 1000 Growth ETF(x)	5,600	394,632
Vanguard Russell 1000 Value(x)	665,000	45,692,150
Vanguard Value ETF	574,301	77,743,126

Total Exchange Traded Funds (7.8%) (Cost $271,787,738)		360,422,500

SHORT-TERM INVESTMENTS:
Investment Companies (2.7%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	7,000,000	7,000,000
JPMorgan Prime Money Market Fund, IM Shares	114,260,563	114,317,693

Total Investment Companies		121,317,693

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $2,323,808, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $2,370,282.(xx)	$2,323,806	2,323,806
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $2,500,010, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $2,550,000.(xx)	2,500,000	2,500,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $2,000,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $2,221,236.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		6,823,806

Total Short-Term Investments (2.8%) (Cost $128,094,786)		128,141,499

Total Investments in Securities (94.6%) (Cost $2,866,545,923)		4,348,109,083
Other Assets Less Liabilities (5.4%)		248,870,479

Net Assets (100%)		$4,596,979,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $40,906,577.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $19,751,589. This was collateralized by $6,977,827 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.250%, maturing 10/7/21 – 2/15/51 and by cash of $13,823,806 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	48,150	1,444,555	—	(259,086)	52,445	189,252	1,427,166	27,383	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF(a)	1,219,310	48,429,525	22,465,042	—	—	6,702,322	77,596,889	1,089,345	—

Total		49,874,080	22,465,042	(259,086)	52,445	6,891,574	79,024,055	1,116,728	—

(a)	Formerly known as iShares Morningstar Large-Cap Value ETF.

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,166	12/2021	USD	250,558,825	(11,988,728)
S&P Midcap 400 E-Mini Index	405	12/2021	USD	106,644,600	(3,171,660)

					(15,160,388)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$293,511,909	$—	$—	$293,511,909
Consumer Discretionary	242,433,736	—	—	242,433,736
Consumer Staples	250,570,542	16,301,876	—	266,872,418
Energy	163,617,263	—	—	163,617,263
Financials	808,279,720	—	—	808,279,720
Health Care	649,975,913	1,484,428	—	651,460,341
Industrials	462,750,765	—	—	462,750,765
Information Technology	509,331,773	—	—	509,331,773
Materials	158,810,435	—	—	158,810,435
Real Estate	144,624,858	—	—	144,624,858
Utilities	157,851,866	—	—	157,851,866
Exchange Traded Funds	360,422,500	—	—	360,422,500
Short-Term Investments
Investment Companies	121,317,693	—	—	121,317,693
Repurchase Agreements	—	6,823,806	—	6,823,806

Total Assets	$4,323,498,973	$24,610,110	$—	$4,348,109,083

Liabilities:
Futures	$(15,160,388)	$—	$—	$(15,160,388)

Total Liabilities	$(15,160,388)	$—	$—	$(15,160,388)

Total	$4,308,338,585	$24,610,110	$—	$4,332,948,695

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,471,250,767
Aggregate gross unrealized depreciation	(130,191,779)

Net unrealized appreciation	$1,341,058,988

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,991,889,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.8%)
Mondi plc	129,434	$3,163,685

Brazil (7.2%)
Banco do Brasil SA	1,475,100	7,855,282
BB Seguridade Participacoes SA	1,596,103	5,838,382
CCR SA	2,721,710	5,862,491
Engie Brasil Energia SA	427,800	2,947,446
Petrobras Distribuidora SA	774,900	3,326,844
Petroleo Brasileiro SA (ADR)	472,843	4,889,197

		30,719,642

China (20.1%)
AAC Technologies Holdings, Inc.(x)	638,394	3,030,743
A-Living Smart City Services Co. Ltd.(m)	1,726,750	6,113,233
Anhui Conch Cement Co. Ltd., Class H	1,224,374	6,585,794
China Construction Bank Corp., Class H	20,327,574	14,419,333
China Merchants Bank Co. Ltd., Class H	1,051,281	8,344,028
China Shenhua Energy Co. Ltd., Class H	3,275,554	7,650,844
China Vanke Co. Ltd., Class H	2,203,600	6,022,985
Gree Electric Appliances, Inc. of Zhuhai, Class A	721,200	4,325,643
Hengan International Group Co. Ltd.	1,051,973	5,634,316
Huayu Automotive Systems Co. Ltd., Class A	385,000	1,351,611
Lenovo Group Ltd.	1,100,334	1,180,366
Ping An Insurance Group Co. of China Ltd., Class H	1,053,000	7,145,165
Sinopharm Group Co. Ltd., Class H	2,760,631	7,170,278
Tingyi Cayman Islands Holding Corp.	1,660,000	3,084,457
Weichai Power Co. Ltd., Class H	1,538,906	3,187,554

		85,246,350

Egypt (1.1%)
Commercial International Bank Egypt SAE (Registered) (GDR)(m)*	1,757,651	4,697,809

Greece (1.0%)
OPAP SA	277,739	4,284,239

Hong Kong (1.2%)
ASM Pacific Technology Ltd.	464,912	5,062,817

Hungary (1.9%)
OTP Bank Nyrt.*	140,889	8,259,484

India (6.8%)
Axis Bank Ltd.*	123,766	1,275,054
Axis Bank Ltd. (GDR)(m)*	56,761	2,865,893
Bajaj Auto Ltd.	63,973	3,282,546
Bharat Petroleum Corp. Ltd.	411,145	2,390,569
Coal India Ltd.	1,365,193	3,376,660
Hero MotoCorp Ltd.	84,090	3,185,323
Indus Towers Ltd.	1,533,505	6,309,668
Petronet LNG Ltd.	262,951	839,910
UPL Ltd.	578,103	5,471,730

		28,997,353

Indonesia (4.8%)
Astra International Tbk. PT	10,921,396	4,172,405
Bank Mandiri Persero Tbk. PT	16,902,428	7,182,833
Telkom Indonesia Persero Tbk. PT (ADR)(x)	360,754	9,163,151

		20,518,389

Mexico (4.9%)
America Movil SAB de CV (ADR), Class L	368,796	6,516,625
Grupo Financiero Banorte SAB de CV, Class O	955,547	6,124,037
Grupo Mexico SAB de CV	1,219,302	4,848,500
Kimberly-Clark de Mexico SAB de CV, Class A	2,105,373	3,457,702

		20,946,864

Portugal (2.1%)
Galp Energia SGPS SA	790,000	8,946,710

Russia (10.7%)
Alrosa PJSC	209,190	380,696
Gazprom PJSC (ADR)	736,205	7,246,819
LUKOIL PJSC (ADR)	137,640	13,104,059
Mobile TeleSystems PJSC (ADR)	905,170	8,725,839
Sberbank of Russia PJSC	2,196,853	10,242,422
X5 Retail Group NV (GDR)(m)	173,773	5,601,993

		45,301,828

South Africa (7.4%)
Anglo American plc	135,949	4,689,542
Bidvest Group Ltd. (The)	375,307	4,851,193
Life Healthcare Group Holdings Ltd.*	2,741,819	4,146,742
Nedbank Group Ltd.	612,975	7,074,945
Sanlam Ltd.	803,114	3,408,248
Standard Bank Group Ltd.	410,434	3,897,411
Vodacom Group Ltd.	333,450	3,188,930

		31,257,011

South Korea (14.0%)
Coway Co. Ltd.	90,484	5,630,200
Hyundai Mobis Co. Ltd.	25,527	5,380,073
KB Financial Group, Inc.	170,101	7,909,373
KT&G Corp.	73,318	5,002,916
Samsung Electronics Co. Ltd.	253,450	15,774,425
Shinhan Financial Group Co. Ltd.	208,852	7,014,877
SK Hynix, Inc.	149,591	12,899,305

		59,611,169

Taiwan (9.7%)
ASE Technology Holding Co. Ltd.	2,045,000	7,960,502
Globalwafers Co. Ltd.	136,000	3,841,742
Hon Hai Precision Industry Co. Ltd.	1,860,000	6,951,146
Novatek Microelectronics Corp.	474,000	6,881,605
Quanta Computer, Inc.	2,246,000	6,233,490
Taiwan Semiconductor Manufacturing Co. Ltd.	198,429	4,091,813
Wiwynn Corp.	168,000	5,222,498

		41,182,796

Thailand (1.9%)
Kasikornbank PCL	1,044,467	4,063,887
Siam Cement PCL (The)	346,642	4,102,704

		8,166,591

United Kingdom (1.7%)
Unilever plc	135,538	7,310,572

Total Common Stocks (97.3%) (Cost $384,850,316)		413,673,309

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $455, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $464.(xx)	$455	$455

Total Short-Term Investment (0.0%) (Cost $455)		455

Total Investments in Securities (97.3%) (Cost $384,850,771)		413,673,764
Other Assets Less Liabilities (2.7%)		11,331,789

Net Assets (100%)		$425,005,553

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $19,278,928 or 4.5% of net assets.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $7,422,567. This was collateralized by $7,616,351 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/7/21 – 2/15/49 and by cash of $455 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Financials	$117,618,463	27.7%
Information Technology	79,130,452	18.6
Energy	48,444,768	11.4
Consumer Discretionary	34,938,884	8.2
Communication Services	33,904,213	8.0
Consumer Staples	30,091,956	7.1
Materials	29,242,651	6.9
Industrials	13,901,238	3.3
Real Estate	12,136,218	2.8
Health Care	11,317,020	2.6
Utilities	2,947,446	0.7
Repurchase Agreement	455	0.0 #
Cash and Other	11,331,789	2.7

		100.0%

#	Less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CNY	1,754,876	USD	271,626	JPMorgan Chase Bank**	10/8/2021	(130)

Net unrealized depreciation						(130)

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Austria	$—	$3,163,685	$—	$3,163,685
Brazil	30,719,642	—	—	30,719,642
China	—	85,246,350	—	85,246,350
Egypt	—	4,697,809	—	4,697,809
Greece	—	4,284,239	—	4,284,239
Hong Kong	—	5,062,817	—	5,062,817
Hungary	—	8,259,484	—	8,259,484
India	—	28,997,353	—	28,997,353
Indonesia	9,163,151	11,355,238	—	20,518,389
Mexico	20,946,864	—	—	20,946,864
Portugal	—	8,946,710	—	8,946,710
Russia	8,725,839	36,575,989	—	45,301,828
South Africa	—	31,257,011	—	31,257,011
South Korea	—	59,611,169	—	59,611,169
Taiwan	—	41,182,796	—	41,182,796
Thailand	—	8,166,591	—	8,166,591
United Kingdom	—	7,310,572	—	7,310,572
Short-Term Investment
Repurchase Agreement	—	455	—	455

Total Assets	$69,555,496	$344,118,268	$—	$413,673,764

Liabilities:
Forward Currency Contracts	$—	$(130)	$—	$(130)

Total Liabilities	$—	$(130)	$—	$(130)

Total	$69,555,496	$344,118,138	$—	$413,673,634

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,467,215
Aggregate gross unrealized depreciation	(32,582,773)

Net unrealized appreciation	$26,884,442

Federal income tax cost of investments in securities and derivative instruments, if applicable	$386,789,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (52.6%)
Communication Services (7.5%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.
3.500%, 6/1/41	$130,000	$133,370
4.800%, 6/15/44	266,000	313,116
3.650%, 6/1/51	474,000	480,082
Verizon Communications, Inc.
4.272%, 1/15/36	270,000	315,770
2.650%, 11/20/40	78,000	73,242
4.522%, 9/15/48	61,000	74,634
4.672%, 3/15/55	119,000	148,392

		1,538,606

Entertainment (0.5%)
Activision Blizzard, Inc.
2.500%, 9/15/50	169,000	147,399
NBCUniversal Media LLC
6.400%, 4/30/40	49,000	72,876

		220,275

Interactive Media & Services (0.4%)
Alphabet, Inc.
2.250%, 8/15/60	222,000	193,539

Media (2.2%)
Charter Communications Operating LLC
6.384%, 10/23/35	55,000	72,246
3.500%, 6/1/41	116,000	114,280
5.375%, 5/1/47	147,000	175,386
3.900%, 6/1/52	73,000	72,283
3.950%, 6/30/62	76,000	73,276
Comcast Corp.
4.250%, 1/15/33	62,000	72,758
4.049%, 11/1/52	63,000	72,868
2.937%, 11/1/56§	40,000	37,739
4.950%, 10/15/58	53,000	72,638
2.650%, 8/15/62	84,000	73,194
2.987%, 11/1/63§	71,000	65,973
Discovery Communications LLC
5.200%, 9/20/47	31,000	38,110
Time Warner Cable LLC
4.500%, 9/15/42	68,000	73,637
ViacomCBS, Inc.
4.375%, 3/15/43	65,000	73,655

		1,088,043

Wireless Telecommunication Services (1.3%)
America Movil SAB de CV
6.375%, 3/1/35	214,000	300,349
Vodafone Group plc
6.250%, 11/30/32	54,000	72,190
6.150%, 2/27/37	54,000	73,931
4.250%, 9/17/50	153,000	176,025

		622,495

Total Communication Services		3,662,958

Consumer Discretionary (3.7%)
Auto Components (0.3%)
Aptiv plc
5.400%, 3/15/49	121,000	162,751

Automobiles (0.2%)
General Motors
Co. 5.200%, 4/1/45	59,000	71,492

Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.
4.875%, 12/9/45	86,000	109,652
4.450%, 3/1/47	30,000	36,299
3.625%, 9/1/49	67,000	72,525

		218,476

Household Durables (0.2%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	58,000	72,770

Internet & Direct Marketing Retail (1.4%)
Alibaba Group Holding Ltd.
3.150%, 2/9/51	200,000	186,486
Amazon.com, Inc.
4.800%, 12/5/34	57,000	72,532
3.875%, 8/22/37	105,000	123,142
4.950%, 12/5/44	28,000	37,932
4.050%, 8/22/47	31,000	37,790
3.250%, 5/12/61	69,000	73,021
eBay, Inc.
4.000%, 7/15/42	35,000	39,188
3.650%, 5/10/51	114,000	121,562

		691,653

Multiline Retail (0.4%)
Target Corp.
3.625%, 4/15/46	184,000	213,736

Specialty Retail (0.5%)
Lowe’s Cos., Inc.
4.050%, 5/3/47	36,000	40,993
3.000%, 10/15/50	75,000	72,672
TJX Cos., Inc. (The)
4.500%, 4/15/50	86,000	111,925

		225,590

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc.
3.250%, 3/27/40	36,000	39,189
3.875%, 11/1/45	94,000	111,028

		150,217

Total Consumer Discretionary		1,806,685

Consumer Staples (3.3%)
Beverages (2.3%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	87,000	105,057
4.900%, 2/1/46	31,000	38,364
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 1/23/49	82,000	110,945
5.800%, 1/23/59	304,000	433,507
Coca-Cola Co. (The)
2.875%, 5/5/41	36,000	36,933
4.200%, 3/25/50	34,000	42,466
2.750%, 6/1/60	94,000	90,226
Diageo Capital plc
5.875%, 9/30/36	99,000	138,600
3.875%, 4/29/43	33,000	38,550
Molson Coors Beverage Co.
5.000%, 5/1/42	60,000	72,490

		1,107,138

Food & Staples Retailing (0.1%)
Walmart, Inc.
5.250%, 9/1/35	54,000	73,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.3%)
Mead Johnson Nutrition Co.
4.600%, 6/1/44	$57,000	$73,587
Tyson Foods, Inc.
4.550%, 6/2/47	60,000	73,147

		146,734

Household Products (0.2%)
Colgate-Palmolive Co.
4.000%, 8/15/45	89,000	110,004

Tobacco (0.4%)
Altria Group, Inc.
2.450%, 2/4/32	77,000	73,810
3.875%, 9/16/46	133,000	129,239

		203,049

Total Consumer Staples		1,640,744

Energy (3.8%)
Energy Equipment & Services (0.4%)
Baker Hughes a GE Co. LLC
4.080%, 12/15/47	33,000	36,957
Halliburton Co.
5.000%, 11/15/45	31,000	36,974
NOV, Inc.
3.950%, 12/1/42	133,000	131,049

		204,980

Oil, Gas & Consumable Fuels (3.4%)
BP Capital Markets America, Inc.
2.939%, 6/4/51	117,000	110,894
Burlington Resources LLC
5.950%, 10/15/36	28,000	38,109
Cenovus Energy, Inc.
5.400%, 6/15/47	41,000	49,841
ConocoPhillips
5.900%, 10/15/32	55,000	72,823
6.500%, 2/1/39	50,000	72,544
Devon Energy Corp.
5.600%, 7/15/41	44,000	55,077
Diamondback Energy, Inc.
4.400%, 3/24/51	34,000	38,516
Enable Midstream Partners
LP 5.000%, 5/15/44(e)	69,000	74,980
Enbridge, Inc.
3.400%, 8/1/51	73,000	73,397
Energy Transfer LP
5.300%, 4/15/47	98,000	114,462
5.400%, 10/1/47	155,000	183,447
Enterprise Products Operating LLC
6.125%, 10/15/39	53,000	72,491
Kinder Morgan, Inc.
3.250%, 8/1/50	40,000	38,137
Marathon Oil Corp.
6.600%, 10/1/37	54,000	71,581
MPLX LP
5.500%, 2/15/49	63,000	79,507
ONEOK Partners LP
6.125%, 2/1/41	69,000	88,435
ONEOK, Inc.
5.200%, 7/15/48	19,000	22,903
Phillips 66
5.875%, 5/1/42	53,000	73,132
Valero Energy Corp.
6.625%, 6/15/37	83,000	111,425
Williams Cos., Inc. (The)
6.300%, 4/15/40	148,000	200,877

		1,642,578

Total Energy		1,847,558

Financials (8.7%)
Banks (4.2%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.81%), 4.244%, 4/24/38(k)	75,000	87,409
5.875%, 2/7/42	197,000	278,060
(ICE LIBOR USD 3 Month + 1.99%), 4.443%, 1/20/48(k)	100,000	122,271
Citigroup, Inc.
6.125%, 8/25/36	175,000	238,582
(SOFR + 4.55%), 5.316%, 3/26/41(k)	56,000	74,071
(ICE LIBOR USD 3 Month + 1.84%), 4.281%, 4/24/48(k)	98,000	119,738
Cooperatieve Rabobank UA
5.250%, 5/24/41	53,000	72,360
HSBC Holdings plc
6.800%, 6/1/38	127,000	180,686
JPMorgan Chase & Co.
5.400%, 1/6/42	137,000	187,048
(SOFR + 1.46%), 3.157%, 4/22/42(k)	70,000	72,447
(ICE LIBOR USD 3 Month + 1.58%), 4.260%, 2/22/48(k)	299,000	358,570
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	36,163
(Zero Coupon), 6/29/37	135,000	98,956
Mitsubishi UFJ Financial Group, Inc.
4.153%, 3/7/39	63,000	74,135
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41(k)	71,000	72,460

		2,072,956

Capital Markets (1.0%)
Brookfield Finance I UK plc
2.340%, 1/30/32
Brookfield Finance, Inc.	75,000	73,664
3.500%, 3/30/51	69,000	71,320
Goldman Sachs Group, Inc. (The)
(SOFR + 1.47%), 2.908%, 7/21/42(k)	178,000	175,128
Moody’s Corp.
5.250%, 7/15/44	55,000	73,526
Morgan Stanley
(SOFR + 1.43%), 2.802%, 1/25/52(k)	111,000	107,198

		500,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (1.2%)
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	$200,000	$239,549
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	50,000	74,788
Shell International Finance BV
4.125%, 5/11/35	32,000	37,733
4.000%, 5/10/46	181,000	211,703

		563,773

Insurance (2.3%)
Alleghany Corp.
3.250%, 8/15/51	75,000	73,343
Allstate Corp. (The)
4.200%, 12/15/46	31,000	38,145
3.850%, 8/10/49	147,000	171,757
American International Group, Inc.
4.800%, 7/10/45	88,000	111,597
Aon Corp.
2.900%, 8/23/51	76,000	72,991
Berkshire Hathaway Finance Corp.
2.500%, 1/15/51	79,000	72,579
Brighthouse Financial, Inc.
4.700%, 6/22/47	138,000	154,234
Chubb INA Holdings, Inc.
4.350%, 11/3/45	30,000	37,693
Fidelity National Financial, Inc.
3.200%, 9/17/51	77,000	73,180
MetLife, Inc.
5.700%, 6/15/35	79,000	106,992
6.400%, 12/15/36	57,000	72,390
4.875%, 11/13/43	29,000	37,942
Prudential Financial, Inc.
4.600%, 5/15/44	58,000	72,787
Travelers Cos., Inc. (The)
3.750%, 5/15/46	33,000	37,781

		1,133,411

Total Financials		4,270,976

Health Care (7.3%)
Biotechnology (1.8%)
AbbVie, Inc.
4.500%, 5/14/35	61,000	72,505
4.050%, 11/21/39	36,000	41,194
4.400%, 11/6/42	31,000	36,977
4.450%, 5/14/46	147,000	177,023
Amgen, Inc.
2.000%, 1/15/32	77,000	74,025
2.770%, 9/1/53	33,000	30,495
Biogen, Inc.
3.150%, 5/1/50	90,000	86,256
Gilead Sciences, Inc.
5.650%, 12/1/41	232,000	316,362
4.150%, 3/1/47	32,000	37,319

		872,156

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
4.750%, 11/30/36	91,000	115,296
6.150%, 11/30/37	78,000	112,173
Medtronic, Inc.
4.625%, 3/15/45	57,000	74,289

		301,758

Health Care Providers & Services (3.4%)
Anthem, Inc.
4.650%, 1/15/43	60,000	73,057
Baylor Scott & White Holdings Series 2021
2.839%, 11/15/50	74,000	73,144
Cardinal Health, Inc.
4.368%, 6/15/47	34,000	38,010
Children’s Health System of Texas
2.511%, 8/15/50	194,000	179,381
Cigna Corp.
4.800%, 7/15/46	30,000	37,257
CommonSpirit Health
3.910%, 10/1/50	66,000	71,586
CVS Health Corp.
4.780%, 3/25/38	197,000	239,765
HCA, Inc.
5.500%, 6/15/47	76,000	98,361
3.500%, 7/15/51	73,000	72,247
Humana, Inc.
4.950%, 10/1/44	46,000	58,613
Kaiser Foundation Hospitals Series 2021
3.002%, 6/1/51	72,000	73,549
Mass General Brigham, Inc. Series 2020
3.342%, 7/1/60	69,000	73,076
Memorial Sloan-Kettering Cancer Center Series 2020
2.955%, 1/1/50	73,000	73,094
Providence St Joseph Health Obligated Group Series 21A
2.700%, 10/1/51	77,000	73,326
Rady Children’s Hospital-San Diego Series 21A
3.154%, 8/15/51	70,000	73,769
Sutter Health Series 20A
3.361%, 8/15/50	70,000	73,456
UnitedHealth Group, Inc. 2.750%, 5/15/40	41,000	40,996
4.750%, 7/15/45	56,000	72,794
4.250%, 4/15/47	96,000	119,103
Yale-New Haven Health Services Corp. Series 2020
2.496%, 7/1/50	80,000	73,755

		1,688,339

Pharmaceuticals (1.5%)
AstraZeneca plc
4.375%, 11/16/45	29,000	36,395
Johnson & Johnson
3.750%, 3/3/47	31,000	36,762
3.500%, 1/15/48	159,000	182,254
Pfizer, Inc.
3.900%, 3/15/39	33,000	38,584
4.125%, 12/15/46	144,000	174,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.200%, 9/15/48	$30,000	$37,117
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	204,000	206,327

		712,292

Total Health Care		3,574,545

Industrials (4.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
3.850%, 11/1/48	38,000	38,328
5.930%, 5/1/60	53,000	72,244
Raytheon Technologies Corp.
6.125%, 7/15/38	81,000	113,473

		224,045

Air Freight & Logistics (0.5%)
FedEx Corp.
3.900%, 2/1/35	65,000	73,468
United Parcel Service, Inc.
6.200%, 1/15/38	27,000	39,053
5.300%, 4/1/50	76,000	109,416

		221,937

Building Products (0.1%)
Johnson Controls International plc
6.000%, 1/15/36	53,000	73,631

Commercial Services & Supplies (0.7%)
Novant Health, Inc.
2.637%, 11/1/36	73,000	73,773
Republic Services, Inc.
3.050%, 3/1/50	73,000	73,861
Rockefeller Foundation (The) Series 2020
2.492%, 10/1/50	75,000	72,494
Waste Connections, Inc.
2.950%, 1/15/52	75,000	73,235
Waste Management, Inc.
2.500%, 11/15/50	79,000	72,259

		365,622

Electrical Equipment (0.4%)
Eaton Corp.
4.000%, 11/2/32	63,000	72,508
4.150%, 11/2/42	31,000	36,254
3.915%, 9/15/47	33,000	37,596
Rockwell Automation, Inc.
4.200%, 3/1/49	60,000	73,759

		220,117

Industrial Conglomerates (0.5%)
3M Co.	31,000	36,896
4.000%, 9/14/48
General Electric Co.
6.150%, 8/7/37	111,000	152,216
Honeywell International, Inc.
3.812%, 11/21/47	31,000	36,409

		225,521

Machinery (0.4%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	38,082
3.803%, 8/15/42	31,000	35,975
Deere & Co.
2.875%, 9/7/49	72,000	73,612
Stanley Black & Decker, Inc.
2.750%, 11/15/50	76,000	73,072

		220,741

Road & Rail (1.2%)
Burlington Northern Santa Fe LLC
4.125%, 6/15/47	31,000	37,331
Canadian National Railway Co.
3.650%, 2/3/48	43,000	48,430
CSX Corp.
6.150%, 5/1/37	32,000	44,646
4.100%, 3/15/44	32,000	37,047
Norfolk Southern Corp.
4.050%, 8/15/52	78,000	90,848
3.155%, 5/15/55	186,000	185,726
Union Pacific Corp.
3.750%, 2/5/70	121,000	134,425

		578,453

Total Industrials		2,130,067

Information Technology (4.5%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	41,721

Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc.
4.750%, 3/15/42	81,000	100,790

IT Services (0.9%)
Fiserv, Inc.
4.400%, 7/1/49	144,000	171,215
International Business Machines Corp.
4.700%, 2/19/46	100,000	127,465
Mastercard, Inc.
3.650%, 6/1/49	64,000	73,377
Visa, Inc.
3.650%, 9/15/47	64,000	73,246

		445,303

Semiconductors & Semiconductor Equipment (1.4%)
Applied Materials, Inc.
5.850%, 6/15/41	50,000	72,358
2.750%, 6/1/50	75,000	72,909
Broadcom, Inc.
3.500%, 2/15/41§	41,000	40,446
3.750%, 2/15/51§	63,000	62,597
Intel Corp.
4.600%, 3/25/40	160,000	199,849
4.100%, 5/19/46	94,000	109,320
NXP BV
3.250%, 5/11/41§	130,000	133,193

		690,672

Software (1.4%)
Microsoft Corp.
3.500%, 2/12/35	64,000	73,506
3.041%, 3/17/62	70,000	73,579
Oracle Corp.
3.900%, 5/15/35	215,000	235,425
6.500%, 4/15/38	52,000	72,134
3.950%, 3/25/51	210,000	221,057

		675,701

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
4.500%, 2/23/36	99,000	123,730
4.250%, 2/9/47	30,000	36,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Dell International LLC
8.350%, 7/15/46	$62,000	$100,439

		261,065

Total Information Technology		2,215,252

Materials (2.6%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	37,000	37,139
DuPont de Nemours, Inc.
5.319%, 11/15/38	127,000	163,384
5.419%, 11/15/48	27,000	36,857
Ecolab, Inc.
5.500%, 12/8/41	53,000	73,008

		310,388

Construction Materials (0.5%)
Martin Marietta Materials, Inc.
3.200%, 7/15/51	219,000	216,169

Containers & Packaging (0.5%)
International Paper Co.
4.800%, 6/15/44	58,000	72,414
4.400%, 8/15/47	60,000	72,936
Packaging Corp. of America
4.050%, 12/15/49	63,000	72,684

		218,034

Metals & Mining (0.7%)
Rio Tinto Alcan, Inc.
5.750%, 6/1/35	134,000	182,129
Teck Resources Ltd.
6.250%, 7/15/41	135,000	179,828

		361,957

Paper & Forest Products (0.3%)
Suzano Austria GmbH
3.125%, 1/15/32	157,000	151,328

Total Materials		1,257,876

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)
1.875%, 2/1/33	78,000	73,386
American Tower Corp. (REIT)
3.700%, 10/15/49	73,000	78,329
Office Properties Income Trust (REIT)
3.450%, 10/15/31	75,000	73,396
Prologis LP (REIT)
2.125%, 10/15/50	133,000	113,146

		338,257

Total Real Estate		338,257

Utilities (6.2%)
Electric Utilities (4.2%)
AEP Transmission Co. LLC
4.250%, 9/15/48	30,000	36,269
Arizona Public Service Co.
4.350%, 11/15/45	76,000	90,573
Baltimore Gas & Electric Co.
6.350%, 10/1/36	83,000	118,529
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	189,000	237,080
Commonwealth Edison Co.
3.800%, 10/1/42	102,000	115,033
4.000%, 3/1/48	31,000	36,382
Duke Energy Corp.
3.500%, 6/15/51	35,000	36,251
Entergy Corp.
3.750%, 6/15/50	34,000	36,095
Florida Power & Light Co.
5.690%, 3/1/40	53,000	74,222
Georgia Power Co.
Series B
3.700%, 1/30/50	34,000	36,279
NSTAR Electric Co.
4.400%, 3/1/44	132,000	161,189
PacifiCorp
6.000%, 1/15/39	53,000	74,020
2.900%, 6/15/52	319,000	306,666
Progress Energy, Inc.
7.000%, 10/30/31	54,000	73,738
Southern California Edison Co.
4.050%, 3/15/42	40,000	42,407
4.650%, 10/1/43	65,000	73,984
4.000%, 4/1/47	97,000	103,189
Series H
3.650%, 6/1/51	37,000	37,681
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	294,000	323,872
Virginia Electric and Power Co.
Series B
6.000%, 1/15/36	53,000	72,870

		2,086,329

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	32,000	37,116
Southern California Gas Co.
Series UU
4.125%, 6/1/48	31,000	36,801

		73,917

Multi-Utilities (1.7%)
Berkshire Hathaway Energy Co.
4.500%, 2/1/45	33,000	40,163
2.850%, 5/15/51	38,000	36,268
Consolidated Edison Co. of New York, Inc.
4.500%, 5/15/58	30,000	36,066
Series 05-A
5.300%, 3/1/35	34,000	42,764
Series 08-B
6.750%, 4/1/38	118,000	171,861
Series E
4.650%, 12/1/48	61,000	74,852
Consumers Energy Co.
3.950%, 5/15/43	172,000	197,603

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	$30,000	$37,495
Sempra Energy
3.800%, 2/1/38	100,000	109,860
4.000%, 2/1/48	78,000	86,887

		833,819

Water Utilities (0.2%)
American Water Capital Corp.
4.300%, 9/1/45	32,000	38,429
4.150%, 6/1/49	31,000	36,642

		75,071

Total Utilities		3,069,136

Total Corporate Bonds		25,814,054

Foreign Government Securities (3.3%)
Hungary Government Bond
7.625%, 3/29/41	68,000	113,275
Italian Republic Government Bond
5.375%, 6/15/33	60,000	75,338
4.000%, 10/17/49	221,000	242,901
Oriental Republic of Uruguay
7.625%, 3/21/36	100,877	150,861
Republic of Chile
3.100%, 5/7/41	200,000	193,100
Republic of Panama
6.700%, 1/26/36	239,000	318,139
Republic of Peru
3.230%, 7/28/21	146,000	121,025
United Mexican States
5.550%, 1/21/45	355,000	415,417

Total Foreign Government Securities		1,630,056

Municipal Bonds (0.6%)
Metropolitan Transportation Authority, Taxable Revenue Green Bonds, Series 2020C-2
5.175%, 11/15/49	25,000	34,121
Rutgers, The State University of New Jersey General Obligation Bonds, Series 2019-P
3.915%, 5/1/19	15,000	16,900
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.500%, 4/1/33	180,000	209,522
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	20,000	33,701

Total Municipal Bonds		294,244

Supranational (0.1%)
Inter-American Development Bank
3.200%, 8/7/42	31,000	35,554
4.375%, 1/24/44	27,000	36,686

Total Supranational		72,240

U.S. Government Agency Security (0.5%)
Tennessee Valley Authority
5.250%, 9/15/39	172,000	243,628

Total U.S. Government Agency Security		243,628

U.S. Treasury Obligations (41.8%)
U.S. Treasury Bonds
4.250%, 5/15/39	458,500	622,830
4.375%, 11/15/39	674,300	931,273
1.125%, 5/15/40	438,600	378,146
1.125%, 8/15/40	1,924,500	1,652,059
3.875%, 8/15/40	197,900	258,883
1.375%, 11/15/40	251,800	225,651
4.250%, 11/15/40	227,000	311,276
1.875%, 2/15/41	220,100	214,812
2.250%, 5/15/41	119,000	123,470
4.375%, 5/15/41	169,600	236,962
1.750%, 8/15/41	102,900	98,157
3.750%, 8/15/41	162,100	209,546
3.125%, 11/15/41	154,800	183,887
3.125%, 2/15/42	146,400	174,217
3.000%, 5/15/42	162,100	189,062
2.750%, 8/15/42	174,900	196,303
2.750%, 11/15/42	188,400	211,251
3.125%, 2/15/43	220,200	261,662
2.875%, 5/15/43	205,700	235,393
3.625%, 8/15/43	623,900	798,536
3.750%, 11/15/43	666,500	869,446
3.625%, 2/15/44	404,600	519,296
3.125%, 8/15/44	263,000	313,800
3.000%, 11/15/44	250,400	293,055
2.500%, 2/15/45	255,500	275,081
3.000%, 5/15/45	250,500	293,903
2.875%, 8/15/45	268,800	309,040
3.000%, 11/15/45	228,900	269,051
2.500%, 5/15/46	803,500	866,883
2.250%, 8/15/46	300,800	309,721
3.000%, 2/15/47	243,600	287,830
3.000%, 5/15/47	234,500	277,369
2.750%, 11/15/47	322,300	365,094
3.125%, 5/15/48	375,400	455,534
3.375%, 11/15/48	541,000	687,404
2.875%, 5/15/49	1,346,800	1,571,160
2.250%, 8/15/49	549,300	567,903
2.375%, 11/15/49	403,500	428,352
2.000%, 2/15/50	418,100	409,584
1.250%, 5/15/50	455,800	371,737
1.375%, 8/15/50	1,339,900	1,127,507
1.625%, 11/15/50	469,500	420,599
1.875%, 2/15/51	1,370,300	1,303,169
2.375%, 5/15/51	243,900	259,602
2.000%, 8/15/51	155,100	152,022

Total U.S. Treasury Obligations		20,517,518

Total Long-Term Debt Securities (98.9%) (Cost $49,523,504)		48,571,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (49.7%)
JPMorgan Prime Money Market Fund, IM Shares	24,422,960	$24,435,172

Total Short-Term Investment (49.7%) (Cost $24,435,172)		24,435,172

Total Investments in Securities (148.6%) (Cost $73,958,676)		73,006,912
Other Assets Less Liabilities (-48.6%)		(23,872,307)

Net Assets (100%)		$49,134,605

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $339,948 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$3,662,958	$—	$3,662,958
Consumer Discretionary	—	1,806,685	—	1,806,685
Consumer Staples	—	1,640,744	—	1,640,744
Energy	—	1,847,558	—	1,847,558
Financials	—	4,270,976	—	4,270,976
Health Care	—	3,574,545	—	3,574,545
Industrials	—	2,130,067	—	2,130,067
Information Technology	—	2,215,252	—	2,215,252
Materials	—	1,257,876	—	1,257,876
Real Estate	—	338,257	—	338,257
Utilities	—	3,069,136	—	3,069,136
Foreign Government Securities	—	1,630,056	—	1,630,056
Municipal Bonds	—	294,244	—	294,244
Short-Term Investment
Investment Company	24,435,172	—	—	24,435,172
Supranational	—	72,240	—	72,240
U.S. Government Agency Security	—	243,628	—	243,628
U.S. Treasury Obligations	—	20,517,518	—	20,517,518

Total Assets	$24,435,172	$48,571,740	$—	$73,006,912

Total Liabilities	$—	$—	$—	$—

Total	$24,435,172	$48,571,740	$—	$73,006,912

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,151
Aggregate gross unrealized depreciation	(957,915)

Net unrealized depreciation	$(951,764)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$73,958,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.6%)
Entertainment (3.2%)
Walt Disney Co. (The)*	155,396	$26,288,341

Interactive Media & Services (11.4%)
Alphabet, Inc., Class A*	8,826	23,596,488
Alphabet, Inc., Class C*	8,836	23,550,679
Facebook, Inc., Class A*	134,036	45,490,478

		92,637,645

Total Communication Services		118,925,986

Consumer Discretionary (16.3%)
Hotels, Restaurants & Leisure (4.9%)
Starbucks Corp.	185,946	20,511,703
Yum China Holdings, Inc.	197,950	11,502,874
Yum! Brands, Inc.	66,476	8,130,680

		40,145,257

Internet & Direct Marketing Retail (9.6%)
Alibaba Group Holding Ltd. (ADR)*	157,972	23,387,755
Amazon.com, Inc.*	16,479	54,134,174

		77,521,929

Textiles, Apparel & Luxury Goods (1.8%)
Under Armour, Inc., Class A*	716,406	14,457,073

Total Consumer Discretionary		132,124,259

Consumer Staples (4.9%)
Beverages (4.0%)
Monster Beverage Corp.*	367,134	32,612,513

Household Products (0.9%)
Colgate-Palmolive Co.	96,075	7,261,349

Total Consumer Staples		39,873,862

Energy (1.5%)
Energy Equipment & Services (1.5%)
Schlumberger NV	409,953	12,151,007

Total Energy		12,151,007

Financials (4.8%)
Capital Markets (4.8%)
FactSet Research Systems, Inc.	30,729	12,131,195
MSCI, Inc.	26,033	15,836,915
SEI Investments Co.	190,872	11,318,709

Total Financials		39,286,819

Health Care (17.9%)
Biotechnology (8.0%)
Alnylam Pharmaceuticals, Inc.*	116,050	21,911,400
BioMarin Pharmaceutical, Inc.*	91,430	7,066,625
CRISPR Therapeutics AG*	103,364	11,569,533
Regeneron Pharmaceuticals, Inc.*	40,805	24,694,370

		65,241,928

Health Care Equipment & Supplies (1.1%)
Intuitive Surgical, Inc.*	9,249	9,194,894

Health Care Technology (0.9%)
Cerner Corp.	101,325	7,145,439

Life Sciences Tools & Services (2.3%)
Illumina, Inc.*	45,730	18,548,545

Pharmaceuticals (5.6%)
Novartis AG (ADR)	238,116	19,473,126
Novo Nordisk A/S (ADR)	78,315	7,519,023
Roche Holding AG (ADR)	405,561	18,440,859

		45,433,008

Total Health Care		145,563,814

Industrials (7.7%)
Aerospace & Defense (3.9%)
Boeing Co. (The)*	142,419	31,323,635

Air Freight & Logistics (1.7%)
Expeditors International of Washington, Inc.	114,532	13,644,197

Machinery (2.1%)
Deere & Co.	51,850	17,373,380

Total Industrials		62,341,212

Information Technology (31.8%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	230,711	12,557,600

IT Services (4.4%)
Automatic Data Processing, Inc.	27,884	5,574,569
Visa, Inc., Class A	135,443	30,169,928

		35,744,497

Semiconductors & Semiconductor Equipment (8.8%)
NVIDIA Corp.	271,405	56,224,260
QUALCOMM, Inc.	118,799	15,322,695

		71,546,955

Software (17.0%)
Autodesk, Inc.*	122,844	35,031,423
Microsoft Corp.	82,337	23,212,447
Oracle Corp.	410,353	35,754,057
salesforce.com, Inc.*	86,660	23,503,925
Workday, Inc., Class A*	82,984	20,736,872

		138,238,724

Total Information Technology		258,087,776

Total Investments in Securities (99.5%) (Cost $366,307,414)		808,354,735
Other Assets Less Liabilities (0.5%)		3,894,713

Net Assets (100%)		$812,249,448

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$118,925,986	$—	$—	$118,925,986
Consumer Discretionary	132,124,259	—	—	132,124,259
Consumer Staples	39,873,862	—	—	39,873,862
Energy	12,151,007	—	—	12,151,007
Financials	39,286,819	—	—	39,286,819
Health Care	145,563,814	—	—	145,563,814
Industrials	62,341,212	—	—	62,341,212
Information Technology	258,087,776	—	—	258,087,776

Total Assets	$808,354,735	$—	$—	$808,354,735

Total Liabilities	$—	$—	$—	$—

Total	$808,354,735	$—	$—	$808,354,735

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$457,029,708
Aggregate gross unrealized depreciation	(15,377,418)

Net unrealized appreciation	$441,652,290

Federal income tax cost of investments in securities and derivative instruments, if applicable	$366,702,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.7%)
Oil Search Ltd.	1,771,245	$5,606,840
WiseTech Global Ltd.	69,719	2,686,130

		8,292,970

Brazil (0.2%)
Hypera SA*	487,439	2,863,366

Canada (7.0%)
Agnico Eagle Mines Ltd.	235,578	12,221,562
Canadian National Railway Co.	260,070	30,077,095
Element Fleet Management Corp.	1,111,874	11,218,814
Franco-Nevada Corp.	87,702	11,393,782
Ritchie Bros Auctioneers, Inc.	342,061	21,108,075

		86,019,328

China (5.0%)
Alibaba Group Holding Ltd.*	1,008,200	18,752,532
China Resources Gas Group Ltd.	1,272,000	6,676,141
Kingsoft Corp. Ltd.	1,002,400	3,951,804
Prosus NV*	77,996	6,142,825
Tencent Holdings Ltd.	294,200	17,250,187
Yum China Holdings, Inc.(Hong Kong stock exchange)	51,200	3,013,301
Yum China Holdings, Inc.(New York stock exchange)	99,390	5,775,553

		61,562,343

Denmark (1.7%)
Novo Nordisk A/S, Class B	217,331	20,903,998

France (13.1%)
Air Liquide SA	124,589	19,935,124
Capgemini SE	54,603	11,355,795
Dassault Systemes SE	147,929	7,755,431
EssilorLuxottica SA	163,528	31,269,258
Kering SA	18,111	12,881,014
L’Oreal SA	42,088	17,370,655
LVMH Moet Hennessy Louis Vuitton SE	52,160	37,297,744
Pernod Ricard SA	110,168	24,092,315

		161,957,336

Germany (7.4%)
Bayer AG (Registered)	227,390	12,402,281
Deutsche Boerse AG	73,782	12,010,708
GEA Group AG	298,433	13,676,719
SAP SE	297,330	40,280,380
Symrise AG	97,873	12,911,642

		91,281,730

Hong Kong (3.0%)
AIA Group Ltd.	3,275,369	37,713,060

India (6.3%)
HDFC Bank Ltd.	1,339,662	28,720,315
Infosys Ltd. (ADR)	550,635	12,251,629
ITC Ltd.	2,501,539	7,906,094
Mahindra & Mahindra Ltd.	574,904	6,180,120
Reliance Industries Ltd.	443,546	14,999,571
UPL Ltd.	859,058	8,130,962

		78,188,691

Ireland (1.4%)
Flutter Entertainment plc*	89,794	17,627,610

Israel (0.4%)
Nice Ltd. (ADR)*	20,139	5,720,282

Italy (1.1%)
Prysmian SpA	377,101	13,228,972

Japan (8.5%)
AEON Financial Service Co. Ltd.	406,700	5,195,548
Hitachi Ltd.	717,400	42,537,377
Kao Corp.	150,100	8,943,253
Koito Manufacturing Co. Ltd.	136,900	8,231,662
Kose Corp.	42,900	5,142,036
Sugi Holdings Co. Ltd.	91,600	6,663,246
Terumo Corp.	309,100	14,532,179
Z Holdings Corp.	2,076,600	13,326,594

		104,571,895

Mexico (1.1%)
Grupo Financiero Banorte SAB de CV, Class O	1,533,459	9,827,837
Wal-Mart de Mexico SAB de CV	1,197,589	4,058,394

		13,886,231

Netherlands (1.3%)
Akzo Nobel NV	143,692	15,646,742

Peru (0.3%)
Credicorp Ltd.	35,191	3,904,090

Singapore (1.3%)
DBS Group Holdings Ltd.	723,700	16,070,414

South Korea (1.3%)
Hugel, Inc.*	11,911	1,731,918
NAVER Corp.	42,873	13,969,923

		15,701,841

Spain (0.7%)
Amadeus IT Group SA*	125,323	8,232,783

Sweden (1.9%)
Assa Abloy AB, Class B	458,572	13,296,393
Swedish Match AB	1,117,906	9,804,159

		23,100,552

Switzerland (12.5%)
Alcon, Inc.	47,759	3,868,939
Nestle SA (Registered)	460,772	55,439,582
Novartis AG (Registered)	374,608	30,732,919
Roche Holding AG	143,984	52,540,296
Sika AG (Registered)	36,815	11,644,398

		154,226,134

Taiwan (5.8%)
Delta Electronics, Inc.	1,768,000	15,905,366
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	497,258	55,518,855

		71,424,221

United Kingdom (12.1%)
Burberry Group plc	398,483	9,702,391
Diageo plc	695,517	33,512,128
Experian plc	456,871	18,978,804
Just Eat Takeaway.com NV(m)*	63,078	4,596,521
Linde plc	109,969	32,697,126
London Stock Exchange Group plc	57,683	5,762,964
Ocado Group plc*	101,135	2,249,379
Reckitt Benckiser Group plc	357,362	27,970,499
Rolls-Royce Holdings plc*	7,267,399	13,672,415

		149,142,227

United States (5.0%)
Ingersoll Rand, Inc.*	200,931	10,128,932
QIAGEN NV*	319,249	16,599,196
Schneider Electric SE	214,905	35,730,144

		62,458,272

Total Investments in Securities (99.1%) (Cost $706,253,785)		1,223,725,088
Other Assets Less Liabilities (0.9%)		11,338,864

Net Assets (100%)		$1,235,063,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $4,596,521 or 0.4% of net assets.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Industrials	$212,434,926	17.2%
Consumer Staples	203,151,740	16.4
Information Technology	163,658,455	13.3
Consumer Discretionary	161,470,531	13.1
Health Care	156,175,092	12.6
Financials	130,423,750	10.6
Materials	124,581,338	10.1
Communication Services	44,546,704	3.6
Energy	20,606,411	1.7
Utilities	6,676,141	0.5
Cash and Other	11,338,864	0.9

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$8,292,970	$—	$8,292,970
Brazil	2,863,366	—	—	2,863,366
Canada	86,019,328	—	—	86,019,328
China	5,775,553	55,786,790	—	61,562,343
Denmark	—	20,903,998	—	20,903,998
France	—	161,957,336	—	161,957,336
Germany	—	91,281,730	—	91,281,730
Hong Kong	—	37,713,060	—	37,713,060
India	12,251,629	65,937,062	—	78,188,691
Ireland	—	17,627,610	—	17,627,610
Israel	5,720,282	—	—	5,720,282
Italy	—	13,228,972	—	13,228,972
Japan	—	104,571,895	—	104,571,895
Mexico	13,886,231	—	—	13,886,231
Netherlands	—	15,646,742	—	15,646,742
Peru	3,904,090	—	—	3,904,090
Singapore	—	16,070,414	—	16,070,414
South Korea	—	15,701,841	—	15,701,841
Spain	—	8,232,783	—	8,232,783
Sweden	—	23,100,552	—	23,100,552
Switzerland	—	154,226,134	—	154,226,134
Taiwan	55,518,855	15,905,366	—	71,424,221
United Kingdom	—	149,142,227	—	149,142,227
United States	10,128,932	52,329,340	—	62,458,272

Total Assets	$196,068,266	$1,027,656,822	$—	$1,223,725,088

Total Liabilities	$—	$—	$—	$—

Total	$196,068,266	$1,027,656,822	$—	$1,223,725,088

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$571,286,169
Aggregate gross unrealized depreciation	(57,162,989)

Net unrealized appreciation	$514,123,180

Federal income tax cost of investments in securities and derivative instruments, if applicable	$709,601,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.4%)
Wheaton Precious Metals Corp.	132,358	$4,982,496

Canada (2.9%)
Agnico Eagle Mines Ltd.	134,106	6,957,291
Descartes Systems Group, Inc. (The)*	55,610	4,526,600
Franco-Nevada Corp.	178,627	23,206,279

		34,690,170

Denmark (1.8%)
Jyske Bank A/S (Registered)*	54,070	2,331,613
Novozymes A/S, Class B	259,483	17,764,906
Sydbank A/S	71,695	2,139,278

		22,235,797

Finland (0.2%)
Wartsila OYJ Abp	163,444	1,957,243

France (11.7%)
Cie Generale des Etablissements
Michelin SCA	39,144	6,007,460
Danone SA	147,409	10,061,393
Dassault Systemes SE	274,235	14,377,238
EssilorLuxottica SA	58,821	11,247,548
Legrand SA	264,039	28,319,086
L’Oreal SA	76,924	31,748,249
LVMH Moet Hennessy Louis Vuitton SE	9,396	6,718,742
Pernod Ricard SA	148,951	32,573,654

		141,053,370

Germany (8.9%)
adidas AG	18,769	5,914,240
Deutsche Wohnen SE	117,607	7,209,548
GEA Group AG	202,560	9,283,009
Henkel AG & Co. KGaA (Preference)(q)	257,298	23,887,977
Infineon Technologies AG	54,854	2,255,001
Knorr-Bremse AG	55,933	6,002,145
LEG Immobilien SE	52,468	7,423,270
SAP SE	81,032	10,977,701
Symrise AG	108,513	14,315,296
TAG Immobilien AG	200,482	5,875,406
Vonovia SE	158,106	9,504,247
Zalando SE(m)*	47,068	4,325,250

		106,973,090

Ireland (1.6%)
Kerry Group plc, Class A	70,340	9,417,387
Ryanair Holdings plc (ADR)*	85,271	9,384,926

		18,802,313

Israel (0.4%)
Wix.com Ltd.*	27,184	5,327,248

Japan (19.0%)
Chiba Bank Ltd. (The)	434,100	2,795,035
Disco Corp.	13,300	3,722,916
Ezaki Glico Co. Ltd.	124,500	4,736,901
Hachijuni Bank Ltd. (The)	426,000	1,518,739
Hirose Electric Co. Ltd.	106,000	17,651,547
Ito En Ltd.	239,700	15,917,450
Kansai Paint Co. Ltd.	204,100	5,074,897
Kao Corp.	308,400	18,375,079
Kobayashi Pharmaceutical Co. Ltd.	158,200	12,528,754
Kose Corp.	22,600	2,708,858
Lion Corp.	170,000	2,750,200
Mebuki Financial Group, Inc.	717,100	1,577,193
Nihon Kohden Corp.	301,800	10,259,352
Nissin Foods Holdings Co. Ltd.	42,500	3,416,220
Nomura Research Institute Ltd.	261,500	9,637,462
North Pacific Bank Ltd.	638,300	1,453,718
Obic Co. Ltd.	51,800	9,911,789
Omron Corp.	106,700	10,575,835
Rohto Pharmaceutical Co. Ltd.	347,000	10,656,708
Santen Pharmaceutical Co. Ltd.	697,600	9,844,132
Secom Co. Ltd.	171,400	12,437,492
Shimadzu Corp.	415,100	18,233,811
SMC Corp.	22,800	14,264,314
Sohgo Security Services Co. Ltd.	89,600	4,045,613
Terumo Corp.	175,300	8,241,640
Toyo Suisan Kaisha Ltd.	294,000	13,057,761
Yokogawa Electric Corp.	250,600	4,381,783

		229,775,199

Netherlands (2.7%)
Euronext NV(m)	73,459	8,289,454
Heineken NV	137,517	14,295,265
Wolters Kluwer NV	95,679	10,113,545

		32,698,264

South Korea (1.6%)
Samsung Electronics Co. Ltd.	320,322	19,936,459

Spain (0.9%)
Amadeus IT Group SA*	169,919	11,162,407

Sweden (0.6%)
Epiroc AB, Class A	338,097	6,968,976

Switzerland (13.9%)
Chocoladefabriken Lindt & Spruengli AG	260	2,912,636
Cie Financiere Richemont SA (Registered)	90,019	9,282,167
Geberit AG (Registered)	12,940	9,507,827
Givaudan SA (Registered)	8,874	40,530,407
Julius Baer Group Ltd.	62,295	4,120,278
Nestle SA (Registered)	449,687	54,105,847
Schindler Holding AG	47,333	12,665,777
SGS SA (Registered)	6,225	18,100,822
Sika AG (Registered)	32,821	10,381,116
UBS Group AG (Registered)	411,296	6,572,501

		168,179,378

Taiwan (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	367,325	41,011,836

United Kingdom (12.1%)
Compass Group plc*	137,293	2,809,057
Croda International plc	48,651	5,555,724
Diageo plc	582,603	28,071,588
Experian plc	390,176	16,208,238
Halma plc	350,148	13,356,660
Hiscox Ltd.	300,827	3,382,056
IMI plc	681,189	15,178,514
Intertek Group plc	153,806	10,268,069
Reckitt Benckiser Group plc	273,643	21,417,865
Spectris plc	193,219	10,021,503
Spirax-Sarco Engineering plc	101,181	20,334,219

		146,603,493

United States (16.1%)
Agilent Technologies, Inc.	21,513	3,388,943
Analog Devices, Inc.	140,637	23,553,885
ANSYS, Inc.*	80,042	27,250,299
Bruker Corp.	43,199	3,373,842
Cadence Design Systems, Inc.*	392,913	59,502,745
Colgate-Palmolive Co.	227,852	17,221,054
Core Laboratories NV	59,337	1,646,602
Nordson Corp.	36,129	8,604,121
Schneider Electric SE	257,118	42,748,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	39,047	$7,505,224

		194,795,200

Total Common Stocks (98.2%) (Cost $840,572,803)		1,187,152,939

	Number of Warrants	Value (Note 1)
WARRANT:
Switzerland (0.0%)
Cie Financiere Richemont SA, expiring 11/22/23* (Cost $—)	176,754	83,450

Total Investments in Securities (98.2%) (Cost $840,572,803)		1,187,236,389
Other Assets Less Liabilities (1.8%)		21,210,042

Net Assets (100%)		$1,208,446,431

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $12,614,704 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

Sector Weightings as of September 30, 2021	Market Value	% of Net Assets
Consumer Staples	$329,860,846	27.3%
Information Technology	324,879,949	26.9
Industrials	256,392,421	21.2
Materials	128,768,412	10.7
Consumer Discretionary	46,387,914	3.8
Health Care	35,107,909	2.9
Financials	34,179,865	2.8
Real Estate	30,012,471	2.5
Energy	1,646,602	0.1
Cash and Other	21,210,042	1.8

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$4,982,496	$—	$—	$4,982,496
Canada	34,690,170	—	—	34,690,170
Denmark	—	22,235,797	—	22,235,797
Finland	—	1,957,243	—	1,957,243
France	—	141,053,370	—	141,053,370
Germany	—	106,973,090	—	106,973,090
Ireland	9,384,926	9,417,387	—	18,802,313
Israel	5,327,248	—	—	5,327,248
Japan	—	229,775,199	—	229,775,199
Netherlands	—	32,698,264	—	32,698,264
South Korea	—	19,936,459	—	19,936,459
Spain	—	11,162,407	—	11,162,407
Sweden	—	6,968,976	—	6,968,976
Switzerland	—	168,179,378	—	168,179,378
Taiwan	41,011,836	—	—	41,011,836
United Kingdom	—	146,603,493	—	146,603,493
United States	152,046,715	42,748,485	—	194,795,200
Warrant
Switzerland	—	83,450	—	83,450

Total Assets	$247,443,391	$939,792,998	$—	$1,187,236,389

Total Liabilities	$—	$—	$—	$—

Total	$247,443,391	$939,792,998	$—	$1,187,236,389

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$380,177,921
Aggregate gross unrealized depreciation	(32,686,730)

Net unrealized appreciation	$347,491,191

Federal income tax cost of investments in securities and derivative instruments, if applicable	$839,745,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Entertainment (1.6%)
Take-Two Interactive Software, Inc.*	50,705	$7,812,120

Interactive Media & Services (5.1%)
Eventbrite, Inc., Class A*	284,510	5,380,084
IAC/InterActiveCorp*	41,763	5,441,301
Match Group, Inc.*	72,285	11,348,022
Vimeo, Inc.*	67,802	1,991,345

		24,160,752

Total Communication Services		31,972,872

Consumer Discretionary (12.8%)
Distributors (1.5%)
Pool Corp.	16,978	7,375,413

Diversified Consumer Services (2.0%)
Bright Horizons Family Solutions, Inc.*	69,306	9,662,642

Hotels, Restaurants & Leisure (2.8%)
Chipotle Mexican Grill, Inc.*	3,207	5,828,787
Domino’s Pizza, Inc.	15,466	7,376,663

		13,205,450

Specialty Retail (4.8%)
Burlington Stores, Inc.*	33,401	9,471,522
O’Reilly Automotive, Inc.*	13,705	8,374,577
Ulta Beauty, Inc.*	13,963	5,039,526

		22,885,625

Textiles, Apparel & Luxury Goods (1.7%)
Lululemon Athletica, Inc.*	20,174	8,164,418

Total Consumer Discretionary		61,293,548

Financials (8.6%)
Capital Markets (6.5%)
MSCI, Inc.	32,204	19,590,982
Nasdaq, Inc.	58,402	11,272,754

		30,863,736

Insurance (2.1%)
Arthur J Gallagher & Co.	66,859	9,938,590

Total Financials		40,802,326

Health Care (22.6%)
Health Care Equipment & Supplies (6.0%)
Masimo Corp.*	29,053	7,864,938
STERIS plc	58,106	11,869,894
West Pharmaceutical Services, Inc.	20,847	8,850,385

		28,585,217

Life Sciences Tools & Services (16.6%)
Adaptive Biotechnologies Corp.*	64,452	2,190,723
Agilent Technologies, Inc.	60,643	9,553,092
Bio-Techne Corp.	29,041	14,072,397
Charles River Laboratories International, Inc.*	50,065	20,660,324
ICON plc*	69,260	18,147,505
PerkinElmer, Inc.	85,441	14,806,071

		79,430,112

Total Health Care		108,015,329

Industrials (19.3%)
Building Products (1.0%)
Builders FirstSource, Inc.*	94,034	4,865,319

Commercial Services & Supplies (2.6%)
Copart, Inc.*	89,762	12,451,785

Electrical Equipment (2.0%)
AMETEK, Inc.	76,440	9,479,324

Machinery (1.8%)
IDEX Corp.	40,255	8,330,772

Professional Services (11.9%)
Clarivate plc*	340,616	7,459,491
CoStar Group, Inc.*	110,916	9,545,431
Equifax, Inc.	35,522	9,001,985
TransUnion	83,791	9,410,567
Verisk Analytics, Inc.	59,026	11,821,137
Wolters Kluwer NV	92,129	9,738,300

		56,976,911

Total Industrials		92,104,111

Information Technology (22.9%)
IT Services (2.4%)
Gartner, Inc.*	17,688	5,375,029
Okta, Inc.*	25,559	6,066,173

		11,441,202

Semiconductors & Semiconductor Equipment (6.9%)
Entegris, Inc.	96,436	12,141,292
Monolithic Power Systems, Inc.	43,167	20,922,182

		33,063,474

Software (13.6%)
Autodesk, Inc.*	27,044	7,712,138
Black Knight, Inc.*	89,634	6,453,648
Cadence Design Systems, Inc.*	156,562	23,709,749
Coupa Software, Inc.*	21,036	4,610,670
Nice Ltd. (ADR)*	32,204	9,147,224
RingCentral, Inc., Class A*	18,507	4,025,273
Synopsys, Inc.*	29,946	8,966,132

		64,624,834

Total Information Technology		109,129,510

Materials (3.4%)
Chemicals (1.1%)
Scotts Miracle-Gro Co. (The)	37,792	5,531,237

Construction Materials (2.3%)
Vulcan Materials Co.	64,116	10,845,863

Total Materials		16,377,100

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.3%)
CoreSite Realty Corp. (REIT)	47,550	6,587,577
SBA Communications Corp. (REIT)	27,593	9,121,418

Total Real Estate		15,708,995

Total Investments in Securities (99.6%) (Cost $316,344,917)		475,403,791
Other Assets Less Liabilities (0.4%)		2,146,469

Net Assets (100%)		$477,550,260

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,972,872	$—	$—	$31,972,872
Consumer Discretionary	61,293,548	—	—	61,293,548
Financials	40,802,326	—	—	40,802,326
Health Care	108,015,329	—	—	108,015,329
Industrials	82,365,811	9,738,300	—	92,104,111
Information Technology	109,129,510	—	—	109,129,510
Materials	16,377,100	—	—	16,377,100
Real Estate	15,708,995	—	—	15,708,995

Total Assets	$465,665,491	$9,738,300	$—	$475,403,791

Total Liabilities	$—	$—	$—	$—

Total	$465,665,491	$9,738,300	$—	$475,403,791

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,504,558
Aggregate gross unrealized depreciation	(7,406,060)

Net unrealized appreciation	$159,098,498

Federal income tax cost of investments in securities and derivative instruments, if applicable	$316,305,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.2%)
Entertainment (1.4%)
Sea Ltd. (ADR)*	16,124	$5,139,202
Take-Two Interactive Software, Inc.*	34,724	5,349,927

		10,489,129

Interactive Media & Services (12.6%)
Alphabet, Inc., Class A*	17,222	46,043,361
Eventbrite, Inc., Class A*	182,736	3,455,538
Facebook, Inc., Class A*	75,047	25,470,201
Match Group, Inc.*	41,519	6,518,068
Pinterest, Inc., Class A*	33,464	1,704,991
Tencent Holdings Ltd.	143,000	8,384,693

		91,576,852

Media (0.2%)
Charter Communications, Inc., Class A*	2,074	1,508,960

Total Communication Services		103,574,941

Consumer Discretionary (15.2%)
Hotels, Restaurants & Leisure (3.0%)
Booking Holdings, Inc.*	9,023	21,419,429

Internet & Direct Marketing Retail (12.2%)
Amazon.com, Inc.*	20,226	66,443,219
Chewy, Inc., Class A*	54,271	3,696,398
Farfetch Ltd., Class A*	219,644	8,232,257
MercadoLibre, Inc.*	3,173	5,328,736
Pinduoduo, Inc. (ADR)*	33,187	3,009,066
ThredUp, Inc., Class A*	63,793	1,383,670
Xometry, Inc., Class A*	16,581	956,226

		89,049,572

Total Consumer Discretionary		110,469,001

Financials (0.8%)
Capital Markets (0.8%)
Charles Schwab Corp. (The)	30,242	2,202,827
Tradeweb Markets, Inc., Class A	42,905	3,465,866

Total Financials		5,668,693

Health Care (1.6%)
Health Care Providers & Services (0.5%)
Guardant Health, Inc.*	21,404	2,675,714
LifeStance Health Group, Inc.*	83,192	1,206,284

		3,881,998

Life Sciences Tools & Services (1.1%)
Bio-Techne Corp.	8,736	4,233,203
Maravai LifeSciences Holdings, Inc., Class A*	71,672	3,517,662

		7,750,865

Total Health Care		11,632,863

Industrials (2.9%)
Commercial Services & Supplies (0.2%)
ACV Auctions, Inc., Class A*	75,522	1,351,089

Professional Services (2.1%)
Clarivate plc*	244,450	5,353,455
Legalzoom.com, Inc.*	74,259	1,960,437
Sterling Check Corp.*	13,580	352,537
TransUnion	49,257	5,532,054
Verisk Analytics, Inc.	10,163	2,035,344

		15,233,827

Road & Rail (0.6%)
Uber Technologies, Inc.*	105,833	4,741,318

Total Industrials		21,326,234

Information Technology (63.2%)
Electronic Equipment, Instruments & Components (0.2%)
CDW Corp.	8,344	1,518,775

IT Services (20.3%)
Endava plc (ADR)*	68,177	9,261,846
EPAM Systems, Inc.*	12,046	6,872,002
FleetCor Technologies, Inc.*	18,139	4,739,177
Global Payments, Inc.	107,377	16,920,468
Mastercard, Inc., Class A	85,009	29,555,929
Nuvei Corp.(m)*	77,485	8,951,067
Paya Holdings, Inc., Class A*	382,226	4,154,797
PayPal Holdings, Inc.*	91,078	23,699,406
Remitly Global, Inc.*	53,900	1,978,130
Square, Inc., Class A*	21,623	5,186,060
TaskUS, Inc., Class A*	98,227	6,519,326
Thoughtworks Holding, Inc.*	151,935	4,362,054
Visa, Inc., Class A	72,967	16,253,399
WEX, Inc.*	32,358	5,699,538
Wix.com Ltd.*	17,253	3,381,070

		147,534,269

Semiconductors & Semiconductor Equipment (10.5%)
Advanced Micro Devices, Inc.*	130,066	13,383,791
KLA Corp.	25,656	8,582,189
Lam Research Corp.	17,994	10,241,285
Marvell Technology, Inc.	130,328	7,860,082
Micron Technology, Inc.	104,457	7,414,358
NVIDIA Corp.	91,497	18,954,518
Skyworks Solutions, Inc.	27,047	4,456,805
Xilinx, Inc.	37,385	5,644,761

		76,537,789

Software (30.2%)
Adobe, Inc.*	49,910	28,734,185
AppLovin Corp., Class A*	30,967	2,241,082
Asana, Inc., Class A*	55,609	5,774,439
Atlassian Corp. plc, Class A*	17,145	6,710,896
Autodesk, Inc.*	34,751	9,909,943
Avalara, Inc.*	8,273	1,445,872
Black Knight, Inc.*	58,115	4,184,280
Blend Labs, Inc., Class A*	47,045	634,167
Constellation Software, Inc.	4,309	7,059,262
Couchbase, Inc.*	45,548	1,416,998
Descartes Systems Group, Inc. (The)*	63,240	5,147,674
DoubleVerify Holdings, Inc.*	92,606	3,163,421
Freshworks, Inc., Class A*	25,354	1,082,362
HubSpot, Inc.*	15,666	10,591,626
Microsoft Corp.	277,891	78,343,031
Paycor HCM, Inc.*	84,833	2,982,728
Ping Identity Holding Corp.*	63,100	1,550,367
Q2 Holdings, Inc.*	38,281	3,067,839
Qualtrics International, Inc., Class A*	42,694	1,824,742
Rakus Co. Ltd.	13,400	471,834
RingCentral, Inc., Class A*	29,863	6,495,202
salesforce.com, Inc.*	62,669	16,997,086
ServiceNow, Inc.*	20,684	12,871,033
Topicus.com, Inc.*	26,370	2,768,788
Zendesk, Inc.*	36,855	4,289,553

		219,758,410

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc.	103,152	14,596,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Total Information Technology		$459,945,251

Total Common Stocks (97.9%) (Cost $436,899,286)		712,616,983

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	8,079,402	8,083,442

Total Short-Term Investment (1.1%) (Cost $8,083,495)		8,083,442

Total Investments in Securities (99.0%) (Cost $444,982,781)		720,700,425
Other Assets Less Liabilities (1.0%)		7,169,002

Net Assets (100%)		$727,869,427

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $8,951,067 or 1.2% of net assets.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$95,190,248	$8,384,693	$—	$103,574,941
Consumer Discretionary	110,469,001	—	—	110,469,001
Financials	5,668,693	—	—	5,668,693
Health Care	11,632,863	—	—	11,632,863
Industrials	21,326,234	—	—	21,326,234
Information Technology	459,473,417	471,834	—	459,945,251
Short-Term Investment
Investment Company	8,083,442	—	—	8,083,442

Total Assets	$711,843,898	$8,856,527	$—	$720,700,425

Total Liabilities	$—	$—	$—	$—

Total	$711,843,898	$8,856,527	$—	$720,700,425

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$286,460,577
Aggregate gross unrealized depreciation	(10,855,839)

Net unrealized appreciation	$275,604,738

Federal income tax cost of investments in securities and derivative instruments, if applicable	$445,095,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (4.3%)
Cellnex Telecom SA(m)	91,275	$5,626,369
Hellenic Telecommunications Organization SA	79,686	1,489,314
NOS SGPS SA	129,855	520,214
Telesites SAB de CV*	959,377	825,915

		8,461,812

Media (2.2%)
Charter Communications, Inc., Class A*	6,058	4,407,558

Wireless Telecommunication Services (3.5%)
Advanced Info Service PCL	297,800	1,723,354
KDDI Corp.	38,200	1,262,415
Rogers Communications, Inc., Class B	41,714	1,948,037
T-Mobile US, Inc.*	16,473	2,104,590

		7,038,396

Total Communication Services		19,907,766

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Equitrans Midstream Corp.	102,679	1,041,165

Total Energy		1,041,165

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
SBA Communications Corp. (REIT)	10,515	3,475,943

Total Real Estate		3,475,943

Utilities (85.3%)
Electric Utilities (53.3%)
ALLETE, Inc.	14,303	851,315
Alliant Energy Corp.	74,719	4,182,770
American Electric Power Co., Inc.	39,879	3,237,377
CLP Holdings Ltd.	134,000	1,288,857
Duke Energy Corp.	91,586	8,937,878
Edison International	101,838	5,648,954
EDP - Energias de Portugal SA	537,246	2,818,228
Electricite de France SA	86,546	1,086,832
Emera, Inc.	55,688	2,521,920
Enel SpA	699,279	5,368,740
Entergy Corp.	14,654	1,455,289
Equatorial Energia SA	217,400	1,012,398
Evergy, Inc.	65,657	4,083,865
Exelon Corp.	211,836	10,240,152
FirstEnergy Corp.	120,999	4,309,984
Iberdrola SA	533,125	5,324,618
Neoenergia SA	151,600	427,317
NextEra Energy, Inc.	224,799	17,651,218
PG&E Corp.*	636,755	6,112,848
Pinnacle West Capital Corp.	27,024	1,955,457
Portland General Electric Co.	21,686	1,019,025
Southern Co. (The)	185,592	11,501,136
SSE plc	257,323	5,403,403

		106,439,581

Gas Utilities (2.9%)
Atmos Energy Corp.	40,199	3,545,552
China Resources Gas Group Ltd.	198,000	1,039,211
UGI Corp.	27,413	1,168,342

		5,753,105

Independent Power and Renewable Electricity Producers (7.4%)
AES Corp. (The)	169,673	3,873,635
EDP Renovaveis SA	375,093	9,237,623
NextEra Energy Partners LP	6,739	507,851
Vistra Corp.	73,373	1,254,678

		14,873,787

Multi-Utilities (21.7%)
CenterPoint Energy, Inc.	240,042	5,905,033
Dominion Energy, Inc.	134,719	9,837,181
DTE Energy Co.	41,139	4,595,638
E.ON SE	328,902	4,023,940
National Grid plc	314,588	3,742,118
Public Service Enterprise Group, Inc.	61,066	3,718,920
RWE AG	119,256	4,215,861
Sempra Energy	57,674	7,295,761

		43,334,452

Total Utilities		170,400,925

Total Common Stocks (97.5%) (Cost $162,957,793)		194,825,799

CONVERTIBLE PREFERRED STOCKS:
Utilities (0.6%)
Electric Utilities (0.3%)
NextEra Energy, Inc.
5.279%	10,600	540,176

Multi-Utilities (0.3%)
DTE Energy Co.
6.250%	10,550	530,243

Total Convertible Preferred Stocks (0.6%) (Cost $896,325)		1,070,419

MASTER LIMITED PARTNERSHIPS:
Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Enterprise Products Partners LP	43,349	938,072
Plains All American Pipeline LP	5,197	52,854

Total Master Limited Partnerships (0.5%) (Cost $1,364,195)		990,926

Total Investments in Securities (98.6%) (Cost $165,218,313)		196,887,144
Other Assets Less Liabilities (1.4%)		2,894,649

Net Assets (100%)		$199,781,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $5,626,369 or 2.8% of net assets.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Brazil	0.7%
Canada	2.2
China	0.5
France	0.5
Germany	4.1
Greece	0.8
Hong Kong	0.7
Italy	2.7
Japan	0.6
Mexico	0.4
Portugal	1.7
Spain	10.1
Thailand	0.9
United Kingdom	4.6
United States	68.1
Cash and Other	1.4

100.0%

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,860,196	CAD	3,591,700	HSBC Bank plc	10/8/2021	24,520
USD	23,443	CAD	29,453	Merrill Lynch International	10/8/2021	190
USD	8,808	CAD	10,966	UBS AG	10/8/2021	150
USD	2,704,115	EUR	2,303,000	Citibank NA	10/8/2021	36,214
USD	26,235,954	EUR	22,124,153	Merrill Lynch International	10/8/2021	606,317
USD	1,394,429	EUR	1,185,586	Morgan Stanley	10/8/2021	20,993
USD	241,010	EUR	203,678	State Street Bank & Trust	10/8/2021	5,061
USD	45,885	GBP	33,354	Brown Brothers Harriman & Co.	10/8/2021	944
USD	5,880,194	GBP	4,270,677	HSBC Bank plc	10/8/2021	125,866
USD	487,482	GBP	356,000	Merrill Lynch International	10/8/2021	7,807

Total unrealized appreciation						828,062

EUR	179,760	USD	212,220	BNP Paribas	10/8/2021	(3,977)
EUR	57,488	USD	68,198	Brown Brothers Harriman & Co.	10/8/2021	(1,602)
EUR	63,335	USD	74,169	Citibank NA	10/8/2021	(799)
EUR	317,347	USD	375,289	Merrill Lynch International	10/8/2021	(7,660)
EUR	272,006	USD	320,294	Morgan Stanley	10/8/2021	(5,189)
EUR	196,981	USD	232,683	State Street Bank & Trust	10/8/2021	(4,491)

Total unrealized depreciation						(23,718)

Net unrealized appreciation						804,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,286,100	$10,621,666	$—	$19,907,766
Energy	1,041,165	—	—	1,041,165
Real Estate	3,475,943	—	—	3,475,943
Utilities	126,851,494	43,549,431	—	170,400,925
Convertible Preferred Stocks
Utilities	1,070,419	—	—	1,070,419
Forward Currency Contracts	—	828,062	—	828,062
Master Limited Partnerships
Energy	990,926	—	—	990,926

Total Assets	$142,716,047	$54,999,159	$—	$197,715,206

Liabilities:
Forward Currency Contracts	$—	$(23,718)	$—	$(23,718)

Total Liabilities	$—	$(23,718)	$—	$(23,718)

Total	$142,716,047	$54,975,441	$—	$197,691,488

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,990,909
Aggregate gross unrealized depreciation	(3,854,542)

Net unrealized appreciation	$33,136,367

Federal income tax cost of investments in securities and derivative instruments, if applicable	$164,555,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	134,499	$5,359,785

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	46,009	2,588,466

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	100,329	3,396,137
Yelp, Inc.*	70,446	2,623,409

		6,019,546

Media (1.0%)
Cable One, Inc.	5,142	9,323,114
John Wiley & Sons, Inc., Class A	44,305	2,313,164
New York Times Co. (The), Class A	170,397	8,395,460
TEGNA, Inc.	225,480	4,446,466

		24,478,204

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	100,785	1,965,308

Total Communication Services		40,411,309

Consumer Discretionary (15.1%)
Auto Components (1.6%)
Adient plc*	96,060	3,981,687
Dana, Inc.	148,100	3,293,744
Fox Factory Holding Corp.*	42,900	6,200,766
Gentex Corp.	243,657	8,035,808
Goodyear Tire & Rubber Co. (The)*	286,582	5,072,501
Lear Corp.	60,910	9,531,197
Visteon Corp.*	28,550	2,694,835

		38,810,538

Automobiles (0.5%)
Harley-Davidson, Inc.	156,900	5,744,109
Thor Industries, Inc.	56,440	6,928,574

		12,672,683

Diversified Consumer Services (0.9%)
Graham Holdings Co., Class B	4,170	2,456,797
Grand Canyon Education, Inc.*	46,100	4,054,956
H&R Block, Inc.	181,600	4,540,000
Service Corp. International	170,877	10,297,048

		21,348,801

Hotels, Restaurants & Leisure (3.1%)
Boyd Gaming Corp.*	83,550	5,285,373
Choice Hotels International, Inc.(x)	33,446	4,226,571
Churchill Downs, Inc.	35,349	8,486,588
Cracker Barrel Old Country Store, Inc.	24,250	3,391,120
Jack in the Box, Inc.	22,133	2,154,205
Marriott Vacations Worldwide Corp.	43,560	6,853,295
Papa John’s International, Inc.	33,221	4,218,735
Scientific Games Corp., Class A*	98,270	8,163,289
Six Flags Entertainment Corp.*	78,801	3,349,042
Texas Roadhouse, Inc.	71,180	6,500,869
Travel + Leisure Co.	88,020	4,799,730
Wendy’s Co. (The)	181,791	3,941,229
Wingstop, Inc.	30,400	4,983,472
Wyndham Hotels & Resorts, Inc.	95,330	7,358,523

		73,712,041

Household Durables (1.6%)
Helen of Troy Ltd.*	24,590	5,524,881
KB Home	91,730	3,570,132
Taylor Morrison Home Corp., Class A*	127,764	3,293,756
Tempur Sealy International, Inc.	200,340	9,297,779
Toll Brothers, Inc.	118,193	6,534,891
TopBuild Corp.*	33,636	6,888,989
Tri Pointe Homes, Inc.*	116,060	2,439,581

		37,550,009

Leisure Products (1.4%)
Brunswick Corp.	79,025	7,528,712
Callaway Golf Co.*	119,460	3,300,680
Mattel, Inc.*	355,858	6,604,724
Polaris, Inc.	58,080	6,949,853
YETI Holdings, Inc.*	89,143	7,638,664

		32,022,633

Multiline Retail (0.6%)
Kohl’s Corp.	159,300	7,501,437
Nordstrom, Inc.(x)*	113,440	3,000,488
Ollie’s Bargain Outlet Holdings, Inc.*	61,870	3,729,524

		14,231,449

Specialty Retail (3.7%)
American Eagle Outfitters, Inc.(x)	155,637	4,015,435
AutoNation, Inc.*	44,540	5,423,190
Dick’s Sporting Goods, Inc.(x)	66,866	8,008,541
Five Below, Inc.*	57,110	10,097,619
Foot Locker, Inc.(x)	91,805	4,191,816
GameStop Corp., Class A(x)*	63,468	11,136,730
Lithia Motors, Inc., Class A	30,843	9,778,465
Murphy USA, Inc.	24,250	4,056,055
RH*	17,448	11,636,246
Urban Outfitters, Inc.*	67,180	1,994,574
Victoria’s Secret & Co.*	76,542	4,229,711
Williams-Sonoma, Inc.	76,661	13,594,295

		88,162,677

Textiles, Apparel & Luxury Goods (1.7%)
Capri Holdings Ltd.*	155,001	7,503,598
Carter’s, Inc.	44,850	4,361,214
Columbia Sportswear Co.	35,690	3,420,530
Crocs, Inc.*	63,659	9,133,793
Deckers Outdoor Corp.*	28,263	10,180,333
Skechers USA, Inc., Class A*	137,520	5,792,342

		40,391,810

Total Consumer Discretionary		358,902,641

Consumer Staples (3.4%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	9,634	4,910,932

Food & Staples Retailing (1.1%)
BJ’s Wholesale Club Holdings, Inc.*	139,813	7,678,530
Casey’s General Stores, Inc.	37,766	7,117,003
Grocery Outlet Holding Corp.*	88,999	1,919,708
Performance Food Group Co.*	156,720	7,281,211
Sprouts Farmers Market, Inc.*	116,450	2,698,147

		26,694,599

Food Products (1.8%)
Darling Ingredients, Inc.*	165,295	11,884,711
Flowers Foods, Inc.	202,966	4,796,087
Hain Celestial Group, Inc. (The)*	85,344	3,651,016
Ingredion, Inc.	68,319	6,081,074
Lancaster Colony Corp.	20,198	3,409,624
Pilgrim’s Pride Corp.*	49,700	1,445,276
Post Holdings, Inc.*	59,734	6,580,298
Sanderson Farms, Inc.	21,680	4,080,176
Tootsie Roll Industries, Inc.	17,747	540,041

		42,468,303

Household Products (0.1%)
Energizer Holdings, Inc.	64,068	2,501,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.2%)
Coty, Inc., Class A*	289,100	$2,272,326
Nu Skin Enterprises, Inc., Class A	51,100	2,068,017

		4,340,343

Total Consumer Staples		80,916,032

Energy (2.5%)
Energy Equipment & Services (0.4%)
ChampionX Corp.*	205,824	4,602,225
NOV, Inc.*	398,500	5,224,335

		9,826,560

Oil, Gas & Consumable Fuels (2.1%)
Antero Midstream Corp.	331,130	3,450,375
Cimarex Energy Co.	104,872	9,144,838
CNX Resources Corp.*	222,230	2,804,543
DT Midstream, Inc.	98,781	4,567,633
EQT Corp.*	281,380	5,757,035
Equitrans Midstream Corp.	414,610	4,204,145
HollyFrontier Corp.	152,478	5,051,596
Murphy Oil Corp.	148,000	3,695,560
Targa Resources Corp.	233,204	11,475,969

		50,151,694

Total Energy		59,978,254

Financials (14.9%)
Banks (7.0%)
Associated Banc-Corp.	155,926	3,339,935
BancorpSouth Bank	110,749	3,298,105
Bank of Hawaii Corp.	41,268	3,390,991
Bank OZK	124,250	5,340,265
Cathay General Bancorp	79,697	3,298,659
CIT Group, Inc.	101,065	5,250,327
Commerce Bancshares, Inc.	108,337	7,548,922
Cullen/Frost Bankers, Inc.	57,756	6,851,017
East West Bancorp, Inc.	144,676	11,218,177
First Financial Bankshares, Inc.	130,678	6,004,654
First Horizon Corp.	560,241	9,126,326
FNB Corp.	325,850	3,786,377
Fulton Financial Corp.	166,317	2,541,324
Glacier Bancorp, Inc.	110,428	6,112,190
Hancock Whitney Corp.	88,544	4,172,193
Home BancShares, Inc.	153,940	3,622,208
International Bancshares Corp.	54,222	2,257,804
PacWest Bancorp	119,462	5,414,018
Pinnacle Financial Partners, Inc.	77,615	7,302,019
Prosperity Bancshares, Inc.	94,767	6,740,776
Signature Bank	61,908	16,856,310
Sterling Bancorp	196,530	4,905,389
Synovus Financial Corp.	149,282	6,551,987
Texas Capital Bancshares, Inc.*	51,598	3,096,912
UMB Financial Corp.	43,887	4,244,312
Umpqua Holdings Corp.	224,490	4,545,922
United Bankshares, Inc.	131,781	4,794,193
Valley National Bancorp	414,654	5,519,045
Webster Financial Corp.	92,402	5,032,213
Wintrust Financial Corp.	58,140	4,672,712

		166,835,282

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	42,000	6,345,780
Evercore, Inc., Class A	40,430	5,404,278
FactSet Research Systems, Inc.	38,520	15,206,926
Federated Hermes, Inc., Class B	99,435	3,231,637
Interactive Brokers Group, Inc., Class A	89,084	5,553,496
Janus Henderson Group plc	175,772	7,264,657
Jefferies Financial Group, Inc.	201,483	7,481,064
SEI Investments Co.	109,272	6,479,830
Stifel Financial Corp.	106,825	7,259,827

		64,227,495

Consumer Finance (0.7%)
FirstCash, Inc.	41,220	3,606,750
LendingTree, Inc.*	11,681	1,633,354
Navient Corp.	171,180	3,377,382
PROG Holdings, Inc.	67,736	2,845,589
SLM Corp.	311,915	5,489,704

		16,952,779

Insurance (3.7%)
Alleghany Corp.*	14,217	8,877,237
American Financial Group, Inc.	67,439	8,485,849
Brighthouse Financial, Inc.*	84,747	3,833,107
CNO Financial Group, Inc.	130,254	3,066,179
First American Financial Corp.	112,034	7,511,880
Hanover Insurance Group, Inc. (The)	36,444	4,723,871
Kemper Corp.	61,001	4,074,257
Kinsale Capital Group, Inc.	21,832	3,530,234
Mercury General Corp.	27,086	1,507,878
Old Republic International Corp.	289,957	6,706,705
Primerica, Inc.	40,300	6,191,289
Reinsurance Group of America, Inc.	69,326	7,713,211
RenaissanceRe Holdings Ltd.	48,094	6,704,304
RLI Corp.	40,551	4,066,049
Selective Insurance Group, Inc.	61,240	4,625,457
Unum Group	208,400	5,222,504

		86,840,011

Thrifts & Mortgage Finance (0.8%)
Essent Group Ltd.	114,089	5,021,057
MGIC Investment Corp.	346,017	5,176,414
New York Community Bancorp, Inc.	474,305	6,104,305
Washington Federal, Inc.	69,253	2,376,071

		18,677,847

Total Financials		353,533,414

Health Care (10.6%)
Biotechnology (1.7%)
Arrowhead Pharmaceuticals, Inc.*	106,330	6,638,182
Emergent BioSolutions, Inc.*	48,748	2,440,812
Exelixis, Inc.*	321,310	6,792,493
Halozyme Therapeutics, Inc.*	145,091	5,902,302
Neurocrine Biosciences, Inc.*	96,524	9,257,617
United Therapeutics Corp.*	45,758	8,446,012

		39,477,418

Health Care Equipment & Supplies (3.8%)
Envista Holdings Corp.*	164,428	6,874,735
Globus Medical, Inc., Class A*	79,805	6,114,659
Haemonetics Corp.*	51,970	3,668,562
Hill-Rom Holdings, Inc.	67,089	10,063,350
ICU Medical, Inc.*	20,320	4,742,282
Integra LifeSciences Holdings Corp.*	74,180	5,079,846
LivaNova plc*	54,241	4,295,345
Masimo Corp.*	51,737	14,005,723
Neogen Corp.*	109,580	4,759,059
NuVasive, Inc.*	52,600	3,148,110
Penumbra, Inc.*	35,060	9,343,490
Quidel Corp.*	38,690	5,461,094
STAAR Surgical Co.*	48,371	6,217,125
Tandem Diabetes Care, Inc.*	64,300	7,676,134

		91,449,514

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc.*	91,590	5,841,610
Amedisys, Inc.*	33,328	4,969,205
Chemed Corp.	16,080	7,479,129
Encompass Health Corp.	101,500	7,616,560
HealthEquity, Inc.*	84,968	5,502,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
LHC Group, Inc.*	32,351	$5,076,195
Molina Healthcare, Inc.*	59,610	16,172,789
Option Care Health, Inc.*	132,003	3,202,393
Patterson Cos., Inc.	87,890	2,649,004
Progyny, Inc.*	70,175	3,929,800
R1 RCM, Inc.*	136,465	3,003,595
Tenet Healthcare Corp.*	109,170	7,253,255

		72,696,063

Life Sciences Tools & Services (1.2%)
Medpace Holdings, Inc.*	29,200	5,526,976
Repligen Corp.*	52,140	15,067,939
Syneos Health, Inc.*	105,549	9,233,426

		29,828,341

Pharmaceuticals (0.8%)
Jazz Pharmaceuticals plc*	62,400	8,125,104
Nektar Therapeutics*	187,434	3,366,315
Perrigo Co. plc	136,300	6,451,079

		17,942,498

Total Health Care		251,393,834

Industrials (18.0%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	66,977	11,722,315
Curtiss-Wright Corp.	41,730	5,265,491
Hexcel Corp.*	85,460	5,075,469
Mercury Systems, Inc.*	57,250	2,714,795

		24,778,070

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	100,554	7,887,456

Airlines (0.2%)
JetBlue Airways Corp.*	324,306	4,958,639

Building Products (2.4%)
Builders FirstSource, Inc.(x)*	211,334	10,934,421
Carlisle Cos., Inc.	53,134	10,562,508
Lennox International, Inc.	34,924	10,273,593
Owens Corning	105,210	8,995,455
Simpson Manufacturing Co., Inc.	44,344	4,743,478
Trex Co., Inc.*	117,656	11,992,676

		57,502,131

Commercial Services & Supplies (1.7%)
Brink’s Co. (The)	50,770	3,213,741
Clean Harbors, Inc.*	50,986	5,295,916
Herman Miller, Inc.	76,736	2,889,878
IAA, Inc.*	137,420	7,499,010
KAR Auction Services, Inc.*	121,560	1,992,368
MSA Safety, Inc.	37,137	5,410,861
Stericycle, Inc.*	93,658	6,365,934
Tetra Tech, Inc.	55,171	8,239,237

		40,906,945

Construction & Engineering (1.3%)
AECOM*	146,881	9,275,535
Dycom Industries, Inc.*	31,320	2,231,237
EMCOR Group, Inc.	54,840	6,327,439
Fluor Corp.(x)*	144,191	2,302,730
MasTec, Inc.*	58,300	5,030,124
Valmont Industries, Inc.	21,640	5,087,997

		30,255,062

Electrical Equipment (1.7%)
Acuity Brands, Inc.	36,390	6,308,934
EnerSys	43,300	3,223,252
Hubbell, Inc.	55,477	10,023,030
nVent Electric plc	171,380	5,540,715
Regal Beloit Corp.	41,529	6,243,470
Sunrun, Inc.*	209,967	9,238,548

		40,577,949

Machinery (5.0%)
AGCO Corp.	63,038	7,724,046
Colfax Corp.*	132,120	6,064,308
Crane Co.	50,780	4,814,452
Donaldson Co., Inc.	128,079	7,353,015
Flowserve Corp.	132,800	4,604,176
Graco, Inc.	173,143	12,114,816
ITT, Inc.	87,787	7,535,636
Kennametal, Inc.	85,262	2,918,518
Lincoln Electric Holdings, Inc.	60,611	7,806,091
Middleby Corp. (The)*	56,740	9,674,738
Nordson Corp.	55,193	13,144,213
Oshkosh Corp.	70,001	7,166,002
Terex Corp.	71,162	2,995,920
Timken Co. (The)	70,725	4,626,830
Toro Co. (The)	109,210	10,638,146
Trinity Industries, Inc.	84,989	2,309,151
Woodward, Inc.	64,825	7,338,190

		118,828,248

Marine (0.1%)
Kirby Corp.*	61,287	2,939,325

Professional Services (1.6%)
ASGN, Inc.*	53,940	6,102,772
CACI International, Inc., Class A*	24,024	6,296,690
FTI Consulting, Inc.*	34,990	4,713,153
Insperity, Inc.	36,561	4,048,765
KBR, Inc.	143,561	5,656,303
ManpowerGroup, Inc.	55,286	5,986,368
Science Applications International Corp.	59,128	5,058,992

		37,863,043

Road & Rail (1.8%)
Avis Budget Group, Inc.*	48,170	5,612,287
Knight-Swift Transportation
Holdings, Inc.	169,236	8,656,422
Landstar System, Inc.	39,027	6,159,241
Ryder System, Inc.	54,840	4,535,816
Saia, Inc.*	26,891	6,400,865
Werner Enterprises, Inc.	63,023	2,790,028
XPO Logistics, Inc.*	100,554	8,002,087

		42,156,746

Trading Companies & Distributors (0.9%)
GATX Corp.	36,209	3,242,878
MSC Industrial Direct Co., Inc., Class A	47,884	3,839,818
Univar Solutions, Inc.*	174,290	4,151,588
Watsco, Inc.	33,643	8,902,610

		20,136,894

Total Industrials		428,790,508

Information Technology (14.1%)
Communications Equipment (0.9%)
Ciena Corp.*	157,793	8,102,670
Lumentum Holdings, Inc.*	77,396	6,465,662
NetScout Systems, Inc.*	75,540	2,035,803
Viasat, Inc.*	74,770	4,117,584

		20,721,719

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc.*	73,230	8,222,997
Avnet, Inc.	101,408	3,749,054
Belden, Inc.	45,690	2,661,899
Cognex Corp.	180,211	14,456,526
Coherent, Inc.*	25,050	6,264,755
II-VI, Inc.*	106,928	6,347,246
Jabil, Inc.	148,660	8,677,284
Littelfuse, Inc.	25,179	6,880,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
National Instruments Corp.	135,579	$5,318,764
SYNNEX Corp.	42,349	4,408,531
Vishay Intertechnology, Inc.	135,340	2,718,981
Vontier Corp.	172,300	5,789,280

		75,495,982

IT Services (1.7%)
Alliance Data Systems Corp.	50,730	5,118,150
Concentrix Corp.*	43,649	7,725,873
Genpact Ltd.	176,164	8,369,552
LiveRamp Holdings, Inc.*	69,274	3,271,811
MAXIMUS, Inc.	62,670	5,214,144
Sabre Corp.*	329,009	3,895,466
WEX, Inc.*	45,747	8,057,877

		41,652,873

Semiconductors & Semiconductor Equipment (4.0%)
Amkor Technology, Inc.	102,158	2,548,842
Brooks Automation, Inc.	75,721	7,750,044
Cirrus Logic, Inc.*	58,710	4,834,769
CMC Materials, Inc.	29,775	3,669,173
Cree, Inc.*	117,762	9,506,926
First Solar, Inc.*	100,872	9,629,241
Lattice Semiconductor Corp.*	139,044	8,989,195
MKS Instruments, Inc.	56,570	8,536,979
Semtech Corp.*	66,151	5,157,793
Silicon Laboratories, Inc.*	41,410	5,804,026
SolarEdge Technologies, Inc.*	53,381	14,157,709
Synaptics, Inc.*	35,890	6,450,510
Universal Display Corp.	44,238	7,562,928

		94,598,135

Software (4.2%)
ACI Worldwide, Inc.*	119,763	3,680,317
Aspen Technology, Inc.*	69,284	8,508,075
Blackbaud, Inc.*	42,860	3,015,201
CDK Global, Inc.	124,157	5,282,880
Cerence, Inc.*	38,711	3,720,514
CommVault Systems, Inc.*	46,703	3,517,203
Digital Turbine, Inc.*	89,151	6,129,131
Envestnet, Inc.*	55,616	4,462,628
Fair Isaac Corp.*	29,037	11,554,694
j2 Global, Inc.*	49,160	6,716,239
Manhattan Associates, Inc.*	64,710	9,902,571
Mimecast Ltd.*	62,333	3,964,379
NCR Corp.*	133,950	5,191,902
Paylocity Holding Corp.*	40,076	11,237,310
Qualys, Inc.*	34,120	3,797,215
Sailpoint Technologies Holdings, Inc.*	94,787	4,064,467
Teradata Corp.*	111,215	6,378,180

		101,122,906

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	140,100	2,825,817

Total Information Technology		336,417,432

Materials (5.8%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	57,547	5,128,589
Avient Corp.	93,115	4,315,880
Cabot Corp.	57,845	2,899,192
Chemours Co. (The)	168,410	4,893,995
Ingevity Corp.*	40,260	2,873,356
Minerals Technologies, Inc.	34,179	2,387,061
NewMarket Corp.	7,424	2,515,029
Olin Corp.	147,292	7,106,839
RPM International, Inc.	132,362	10,277,909
Scotts Miracle-Gro Co. (The)	41,555	6,081,990
Sensient Technologies Corp.	42,992	3,915,711
Valvoline, Inc.	184,362	5,748,407

		58,143,958

Construction Materials (0.2%)
Eagle Materials, Inc.	42,714	5,602,368

Containers & Packaging (0.8%)
AptarGroup, Inc.	67,230	8,023,900
Greif, Inc., Class A	27,051	1,747,495
Silgan Holdings, Inc.	85,492	3,279,473
Sonoco Products Co.	100,282	5,974,802

		19,025,670

Metals & Mining (2.1%)
Cleveland-Cliffs, Inc.(x)*	463,823	9,188,334
Commercial Metals Co.	122,913	3,743,930
Compass Minerals International, Inc.	34,659	2,232,039
Reliance Steel & Aluminum Co.	64,771	9,224,686
Royal Gold, Inc.	66,925	6,390,668
Steel Dynamics, Inc.	197,704	11,561,730
United States Steel Corp.	275,489	6,052,493
Worthington Industries, Inc.	33,700	1,775,990

		50,169,870

Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.	97,076	5,957,554

Total Materials		138,899,420

Real Estate (9.7%)
Equity Real Estate Investment Trusts (REITs) (9.2%)
American Campus Communities, Inc. (REIT)	141,826	6,871,470
Apartment Income REIT Corp. (REIT)	160,053	7,812,187
Brixmor Property Group, Inc. (REIT)	302,889	6,696,876
Camden Property Trust (REIT)	102,629	15,134,699
CoreSite Realty Corp. (REIT)	45,100	6,248,154
Corporate Office Properties
Trust (REIT)	114,542	3,090,343
Cousins Properties, Inc. (REIT)	151,622	5,653,984
CyrusOne, Inc. (REIT)	126,482	9,790,972
Douglas Emmett, Inc. (REIT)	178,980	5,657,558
EastGroup Properties, Inc. (REIT)	41,273	6,877,320
EPR Properties (REIT)	76,250	3,765,225
First Industrial Realty Trust, Inc. (REIT)	131,620	6,854,769
Healthcare Realty Trust, Inc. (REIT)	148,385	4,418,905
Highwoods Properties, Inc. (REIT)	106,274	4,661,178
Hudson Pacific Properties, Inc. (REIT)	155,514	4,085,353
JBG SMITH Properties (REIT)	118,410	3,506,120
Kilroy Realty Corp. (REIT)	106,900	7,077,849
Lamar Advertising Co. (REIT), Class A	88,531	10,043,842
Life Storage, Inc. (REIT)	79,855	9,162,563
Macerich Co. (The) (REIT)(x)	217,174	3,628,977
Medical Properties Trust, Inc. (REIT)	607,585	12,194,231
National Retail Properties, Inc. (REIT)	179,082	7,734,551
National Storage Affiliates Trust (REIT)	83,174	4,390,755
Omega Healthcare Investors, Inc. (REIT)	243,628	7,299,095
Park Hotels & Resorts, Inc. (REIT)*	241,137	4,615,362
Pebblebrook Hotel Trust (REIT)	133,919	3,001,125
Physicians Realty Trust (REIT)	221,695	3,906,266
PotlatchDeltic Corp. (REIT)	68,378	3,526,937
PS Business Parks, Inc. (REIT)	20,466	3,207,841
Rayonier, Inc. (REIT)	144,145	5,143,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Rexford Industrial Realty, Inc. (REIT)	140,480	$7,972,240
Sabra Health Care REIT, Inc. (REIT)	225,209	3,315,076
SL Green Realty Corp. (REIT)	68,500	4,852,540
Spirit Realty Capital, Inc. (REIT)	121,468	5,592,387
STORE Capital Corp. (REIT)	249,325	7,985,880
Urban Edge Properties (REIT)	112,270	2,055,664

		217,831,388

Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc.*	51,717	12,830,470

Total Real Estate		230,661,858

Utilities (3.2%)
Electric Utilities (1.0%)
ALLETE, Inc.	53,270	3,170,630
Hawaiian Electric Industries, Inc.	111,403	4,548,585
IDACORP, Inc.	51,549	5,329,136
OGE Energy Corp.	204,149	6,728,751
PNM Resources, Inc.	87,465	4,327,768

		24,104,870

Gas Utilities (1.2%)
National Fuel Gas Co.	92,930	4,880,684
New Jersey Resources Corp.	98,270	3,420,779
ONE Gas, Inc.	54,540	3,456,200
Southwest Gas Holdings, Inc.	60,240	4,028,851
Spire, Inc.	52,679	3,222,901
UGI Corp.	213,194	9,086,328

		28,095,743

Multi-Utilities (0.6%)
Black Hills Corp.	64,702	4,060,698
MDU Resources Group, Inc.	206,420	6,124,481
NorthWestern Corp.	52,500	3,008,250

		13,193,429

Water Utilities (0.4%)
Essential Utilities, Inc.	228,039	10,508,037

Total Utilities		75,902,079

Total Common Stocks (99.0%) (Cost $1,418,079,605)		2,355,806,781

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $1,400,006, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $1,428,000.(xx)	$1,400,000	1,400,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $6,949,821, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $7,088,812.(xx)	6,949,815	6,949,815
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $2,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $2,040,833.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		10,349,815

Total Short-Term Investments (0.6%) (Cost $13,349,815)		13,349,815

Total Investments in Securities (99.6%) (Cost $1,431,429,420)		2,369,156,596
Other Assets Less Liabilities (0.4%)		10,133,410

Net Assets (100%)		$2,379,290,006

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $31,584,644. This was collateralized by $20,360,376 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/7/21 - 11/15/50 and by cash of $13,349,815 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	76	12/2021	USD	20,012,320	(565,372)

					(565,372)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$40,411,309	$—	$—	$40,411,309
Consumer Discretionary	358,902,641	—	—	358,902,641
Consumer Staples	80,916,032	—	—	80,916,032
Energy	59,978,254	—	—	59,978,254
Financials	353,533,414	—	—	353,533,414
Health Care	251,393,834	—	—	251,393,834
Industrials	428,790,508	—	—	428,790,508
Information Technology	336,417,432	—	—	336,417,432
Materials	138,899,420	—	—	138,899,420
Real Estate	230,661,858	—	—	230,661,858
Utilities	75,902,079	—	—	75,902,079
Short-Term Investments
Investment Company	3,000,000	—	—	3,000,000
Repurchase Agreements	—	10,349,815	—	10,349,815

Total Assets	$2,358,806,781	$10,349,815	$—	$2,369,156,596

Liabilities:
Futures	$(565,372)	$—	$—	$(565,372)

Total Liabilities	$(565,372)	$—	$—	$(565,372)

Total	$2,358,241,409	$10,349,815	$—	$2,368,591,224

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,000,250,780
Aggregate gross unrealized depreciation	(63,654,482)

Net unrealized appreciation	$936,596,298

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,431,994,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.1%)
Lumen Technologies, Inc.	156,789	$1,942,616

Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class A*	3,813	179,402
Liberty Media Corp.-Liberty Formula One, Class C*	97,632	5,019,261
Live Nation Entertainment, Inc.*	11,882	1,082,806
Madison Square Garden Sports Corp., Class A*	1,721	320,020
Take-Two Interactive Software, Inc.*	13,429	2,069,006
World Wrestling Entertainment, Inc., Class A	896	50,409
Zynga, Inc., Class A*	73,815	555,827

		9,276,731

Interactive Media & Services (0.4%)
Cargurus, Inc.*	27,500	863,775
IAC/InterActiveCorp*	11,055	1,440,356
TripAdvisor, Inc.*	5,638	190,846
Twitter, Inc.*	100,392	6,062,673
Vimeo, Inc.*	2,294	67,375

		8,625,025

Media (1.3%)
Altice USA, Inc., Class A*	9,497	196,778
Cable One, Inc.	376	681,737
Discovery, Inc., Class A(x)*	24,491	621,582
Discovery, Inc., Class C*	45,612	1,107,003
DISH Network Corp., Class A*	35,930	1,561,518
Fox Corp., Class A	45,778	1,836,156
Fox Corp., Class B	21,354	792,660
Interpublic Group of Cos., Inc. (The)	55,860	2,048,386
Liberty Broadband Corp., Class A*	3,583	603,198
Liberty Broadband Corp., Class C*	20,798	3,591,814
Liberty Media Corp.-Liberty SiriusXM, Class A*	11,235	529,955
Liberty Media Corp.-Liberty SiriusXM, Class C*	23,359	1,108,852
New York Times Co. (The), Class A	23,863	1,175,730
News Corp., Class A	56,373	1,326,457
News Corp., Class B	18,571	431,404
Nexstar Media Group, Inc., Class A	5,252	798,094
Omnicom Group, Inc.	30,395	2,202,422
Sirius XM Holdings, Inc.(x)	133,394	813,703
ViacomCBS, Inc.	83,572	3,301,930
ViacomCBS, Inc., Class A(x)	1,628	68,490

		24,797,869

Total Communication Services		44,642,241

Consumer Discretionary (9.2%)
Auto Components (0.9%)
Aptiv plc*	31,688	4,720,561
BorgWarner, Inc.	152,485	6,588,877
Gentex Corp.	127,972	4,220,517
Lear Corp.	8,664	1,355,743
QuantumScape Corp.(x)*	8,456	207,510

		17,093,208

Automobiles (0.1%)
Harley-Davidson, Inc.	22,641	828,887
Thor Industries, Inc.	4,406	540,881

		1,369,768

Distributors (0.2%)
Genuine Parts Co.	20,178	2,446,179
LKQ Corp.*	39,104	1,967,713

		4,413,892

Diversified Consumer Services (0.3%)
Bright Horizons Family Solutions, Inc.*	1,817	253,326
Chegg, Inc.*	4,939	335,951
Frontdoor, Inc.*	4,025	168,647
Grand Canyon Education, Inc.*	6,460	568,222
H&R Block, Inc.	88,703	2,217,575
Mister Car Wash, Inc.*	1,685	30,751
Service Corp. International	23,658	1,425,631
Terminix Global Holdings, Inc.*	18,167	757,019

		5,757,122

Hotels, Restaurants & Leisure (3.1%)
Aramark	32,780	1,077,151
Bloomin’ Brands, Inc.*	76,432	1,910,800
Boyd Gaming Corp.*	37,686	2,384,016
Caesars Entertainment, Inc.*	11,130	1,249,676
Carnival Corp.*	121,894	3,048,569
Darden Restaurants, Inc.	6,166	933,964
Denny’s Corp.*	140,562	2,296,783
Domino’s Pizza, Inc.	1,689	805,585
Hilton Worldwide Holdings, Inc.*	12,844	1,696,821
Hyatt Hotels Corp., Class A*	6,801	524,357
Marriott Vacations Worldwide Corp.	6,148	967,265
MGM Resorts International	57,634	2,486,907
Norwegian Cruise Line Holdings Ltd.(x)*	53,404	1,426,421
Penn National Gaming, Inc.*	21,156	1,532,964
Planet Fitness, Inc., Class A*	3,848	302,260
Red Rock Resorts, Inc., Class A*	282,427	14,465,911
Royal Caribbean Cruises Ltd.*	31,334	2,787,159
Six Flags Entertainment Corp.*	83,081	3,530,942
Travel + Leisure Co.	4,203	229,190
Vail Resorts, Inc.*	17,790	5,942,750
Wyndham Hotels & Resorts, Inc.	40,841	3,152,517
Yum China Holdings, Inc.	55,636	3,233,008
Yum! Brands, Inc.	39,250	4,800,668

		60,785,684

Household Durables (1.3%)
DR Horton, Inc.	27,898	2,342,595
Garmin Ltd.	21,716	3,375,969
Leggett & Platt, Inc.	60,690	2,721,340
Lennar Corp., Class A	38,954	3,649,211
Lennar Corp., Class B	2,017	156,499
Mohawk Industries, Inc.*	8,180	1,451,132
Newell Brands, Inc.	54,309	1,202,401
NVR, Inc.*	1,613	7,732,851
PulteGroup, Inc.	26,225	1,204,252
Toll Brothers, Inc.	9,393	519,339
TopBuild Corp.*	840	172,040
Whirlpool Corp.	8,847	1,803,550

		26,331,179

Internet & Direct Marketing Retail (0.1%)
DoorDash, Inc., Class A*	2,487	512,272
Qurate Retail, Inc., Class A	52,149	531,398
Wayfair, Inc., Class A(x)*	4,850	1,239,224

		2,282,894

Leisure Products (0.3%)
Brunswick Corp.	9,751	928,978
Hasbro, Inc.	18,183	1,622,287
Hayward Holdings, Inc.*	5,680	126,323
Polaris, Inc.	33,656	4,027,277

		6,704,865

Multiline Retail (0.2%)
Dollar Tree, Inc.*	33,169	3,174,937
Kohl’s Corp.	22,640	1,066,117
Nordstrom, Inc.(x)*	2,569	67,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ollie’s Bargain Outlet Holdings, Inc.*	9,724	$586,163

		4,895,167

Specialty Retail (1.3%)
Advance Auto Parts, Inc.	20,893	4,364,339
AutoNation, Inc.*	6,491	790,344
AutoZone, Inc.*	2,432	4,129,512
Bath & Body Works, Inc.	14,772	931,079
Best Buy Co., Inc.	27,576	2,915,059
Burlington Stores, Inc.*	570	161,635
CarMax, Inc.*	21,331	2,729,515
Dick’s Sporting Goods, Inc.(x)	9,089	1,088,589
Foot Locker, Inc.	12,681	579,014
Gap, Inc. (The)	29,950	679,865
Leslie’s, Inc.*	1,840	37,793
Lithia Motors, Inc., Class A	3,898	1,235,822
O’Reilly Automotive, Inc.*	6,814	4,163,763
Penske Automotive Group, Inc.	4,776	480,466
Petco Health & Wellness Co., Inc.(x)*	7,450	157,195
Victoria’s Secret & Co.*	4,416	244,028
Vroom, Inc.(x)*	12,783	282,121
Williams-Sonoma, Inc.	2,488	441,197

		25,411,336

Textiles, Apparel & Luxury Goods (1.4%)
Capri Holdings Ltd.*	21,329	1,032,537
Carter’s, Inc.	27,033	2,628,689
Columbia Sportswear Co.	20,289	1,944,498
Deckers Outdoor Corp.*	3,401	1,225,040
Hanesbrands, Inc.	413,999	7,104,223
PVH Corp.*	10,266	1,055,242
Ralph Lauren Corp.	6,842	759,736
Skechers USA, Inc., Class A*	17,395	732,677
Steven Madden Ltd.	79,065	3,175,250
Tapestry, Inc.	36,327	1,344,825
Under Armour, Inc., Class A*	27,404	553,013
Under Armour, Inc., Class C*	28,269	495,273
VF Corp.	16,723	1,120,274
Wolverine World Wide, Inc.	121,040	3,611,834

		26,783,111

Total Consumer Discretionary		181,828,226

Consumer Staples (3.9%)
Beverages (0.2%)
Brown-Forman Corp., Class A	3,398	212,953
Brown-Forman Corp., Class B	13,243	887,413
Molson Coors Beverage Co., Class B	58,913	2,732,385

		3,832,751

Food & Staples Retailing (0.6%)
Albertsons Cos., Inc., Class A(x)	21,977	684,144
Casey’s General Stores, Inc.	5,279	994,828
Grocery Outlet Holding Corp.*	12,936	279,030
Kroger Co. (The)	107,459	4,344,567
US Foods Holding Corp.*	147,814	5,123,233

		11,425,802

Food Products (2.9%)
Archer-Daniels-Midland Co.	80,054	4,804,041
Beyond Meat, Inc.(x)*	1,044	109,892
Bunge Ltd.	19,873	1,616,072
Cal-Maine Foods, Inc.	192,495	6,960,619
Campbell Soup Co.	28,177	1,178,080
Conagra Brands, Inc.	66,845	2,264,040
Darling Ingredients, Inc.*	22,129	1,591,075
Flowers Foods, Inc.	211,399	4,995,358
Hain Celestial Group, Inc. (The)*	12,195	521,702
Hershey Co. (The)	2,903	491,333
Hormel Foods Corp.	40,190	1,647,790
Hostess Brands, Inc.*	240,119	4,170,867
Ingredion, Inc.	9,505	846,040
J M Smucker Co. (The)	15,082	1,810,293
Kellogg Co.	20,246	1,294,124
Lamb Weston Holdings, Inc.	14,748	905,085
McCormick & Co., Inc. (Non-Voting)	35,731	2,895,283
Pilgrim’s Pride Corp.*	4,071	118,385
Post Holdings, Inc.*	123,970	13,656,535
Seaboard Corp.	39	159,900
Sovos Brands, Inc.(x)*	104,175	1,453,241
Tyson Foods, Inc., Class A	41,147	3,248,144

		56,737,899

Household Products (0.2%)
Church & Dwight Co., Inc.	33,246	2,745,122
Clorox Co. (The)	3,498	579,304
Reynolds Consumer Products, Inc.	8,045	219,950
Spectrum Brands Holdings, Inc.	6,212	594,302

		4,138,678

Personal Products (0.0%)
Coty, Inc., Class A*	48,919	384,503
Herbalife Nutrition Ltd.*	12,596	533,819

		918,322

Total Consumer Staples		77,053,452

Energy (3.4%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	105,362	2,605,602
Halliburton Co.	119,893	2,592,087
NOV, Inc.*	56,337	738,578

		5,936,267

Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	46,503	484,561
APA Corp.	55,461	1,188,529
Cabot Oil & Gas Corp.	50,818	1,105,800
Cimarex Energy Co.	112,997	9,853,338
Continental Resources, Inc.	8,636	398,551
Delek US Holdings, Inc.*	110,271	1,981,570
Devon Energy Corp.	96,467	3,425,543
Diamondback Energy, Inc.	77,695	7,355,386
DT Midstream, Inc.	14,213	657,209
EQT Corp.*	40,061	819,648
Hess Corp.	36,959	2,886,868
HollyFrontier Corp.	20,914	692,881
Marathon Oil Corp.	113,395	1,550,110
Marathon Petroleum Corp.	91,681	5,666,803
Occidental Petroleum Corp.	105,585	3,123,204
ONEOK, Inc.	63,602	3,688,280
Phillips 66	62,896	4,404,607
Pioneer Natural Resources Co.	17,100	2,847,321
Targa Resources Corp.	32,588	1,603,655
Valero Energy Corp.	58,609	4,136,037
Williams Cos., Inc. (The)	174,645	4,530,291

		62,400,192

Total Energy		68,336,459

Financials (16.3%)
Banks (7.0%)
Ameris Bancorp	59,085	3,065,330
Atlantic Union Bankshares Corp.	112,656	4,151,374
BancorpSouth Bank	169,785	5,056,197
Bank of Hawaii Corp.	6,031	495,567
Bank OZK	174,306	7,491,672
BankUnited, Inc.	153,568	6,422,214
BOK Financial Corp.	86,759	7,769,268
Cadence Bancorp	97,043	2,131,064
Citizens Financial Group, Inc.	49,881	2,343,409
Comerica, Inc.	19,239	1,548,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Commerce Bancshares, Inc.	15,384	$1,071,957
Cullen/Frost Bankers, Inc.	8,257	979,445
East West Bancorp, Inc.	20,401	1,581,893
Fifth Third Bancorp	98,993	4,201,263
First Citizens BancShares, Inc., Class A(x)	851	717,538
First Hawaiian, Inc.	18,652	547,436
First Horizon Corp.	78,653	1,281,257
First Interstate BancSystem, Inc., Class A	77,534	3,121,519
First Republic Bank	51,802	9,991,570
FNB Corp.	44,017	511,478
Huntington Bancshares, Inc.	210,035	3,247,141
KeyCorp	137,049	2,962,999
M&T Bank Corp.	18,332	2,737,701
PacWest Bancorp	16,313	739,305
People’s United Financial, Inc.	60,549	1,057,791
Pinnacle Financial Partners, Inc.	10,745	1,010,890
Popular, Inc.	11,381	883,962
Prosperity Bancshares, Inc.	13,201	938,987
Regions Financial Corp.	137,522	2,930,594
Signature Bank	8,527	2,321,732
SouthState Corp.	62,565	4,671,729
Sterling Bancorp	619,595	15,465,091
SVB Financial Group*	18,527	11,984,746
Synovus Financial Corp.	127,065	5,576,883
Triumph Bancorp, Inc.*	11,328	1,134,273
Umpqua Holdings Corp.	31,799	643,930
Webster Financial Corp.	13,487	734,502
Western Alliance Bancorp	59,017	6,422,230
Wintrust Financial Corp.	8,167	656,382
Zions Bancorp NA	122,005	7,550,889

		138,151,947

Capital Markets (2.0%)
Affiliated Managers Group, Inc.	5,904	892,035
Ameriprise Financial, Inc.	7,210	1,904,305
Ares Management Corp.	2,463	181,843
Carlyle Group, Inc. (The)	23,329	1,102,995
Cboe Global Markets, Inc.	15,133	1,874,373
Evercore, Inc., Class A	5,514	737,056
FactSet Research Systems, Inc.	780	307,928
Franklin Resources, Inc.	41,818	1,242,831
Interactive Brokers Group, Inc., Class A	11,882	740,724
Invesco Ltd.	48,151	1,160,921
Janus Henderson Group plc	22,189	917,071
Jefferies Financial Group, Inc.	31,637	1,174,682
KKR & Co., Inc., Class A	80,074	4,874,905
Lazard Ltd., Class A	14,521	665,062
Morningstar, Inc.	326	84,444
MSCI, Inc.	3,328	2,024,556
Nasdaq, Inc.	16,728	3,228,839
Northern Trust Corp.	29,426	3,172,417
Raymond James Financial, Inc.	25,006	2,307,554
SEI Investments Co.	15,552	922,234
State Street Corp.	52,484	4,446,445
Stifel Financial Corp.	14,650	995,614
T. Rowe Price Group, Inc.	21,663	4,261,112
Tradeweb Markets, Inc., Class A	15,176	1,225,917
Virtu Financial, Inc., Class A	12,518	305,815

		40,751,678

Consumer Finance (0.8%)
Ally Financial, Inc.	51,799	2,644,339
Credit Acceptance Corp.(x)*	1,161	679,533
Discover Financial Services	19,365	2,378,990
OneMain Holdings, Inc.	14,832	820,654
PROG Holdings, Inc.	116,090	4,876,941
Santander Consumer USA Holdings, Inc.	8,184	341,273
SLM Corp.	43,813	771,109
Synchrony Financial	66,443	3,247,734

		15,760,573

Diversified Financial Services (0.4%)
Equitable Holdings, Inc.‡	53,082	1,573,350
Voya Financial, Inc.(x)	91,243	5,601,408

		7,174,758

Insurance (5.3%)
Aflac, Inc.	95,303	4,968,145
Alleghany Corp.*	14,851	9,273,113
American Financial Group, Inc.	9,804	1,233,637
Arch Capital Group Ltd.*	41,718	1,592,793
Arthur J Gallagher & Co.	29,478	4,381,905
Assurant, Inc.	37,580	5,928,245
Assured Guaranty Ltd.	10,118	473,624
Athene Holding Ltd., Class A*	16,697	1,149,922
Axis Capital Holdings Ltd.	11,661	536,872
Brighthouse Financial, Inc.*	82,542	3,733,375
Brown & Brown, Inc.	74,458	4,128,696
Cincinnati Financial Corp.	21,408	2,445,222
CNA Financial Corp.	4,265	178,959
CNO Financial Group, Inc.	117,962	2,776,826
Enstar Group Ltd.*	11,822	2,774,978
Erie Indemnity Co., Class A	1,144	204,113
Everest Re Group Ltd.	4,423	1,109,200
Fidelity National Financial, Inc.	39,209	1,777,736
First American Financial Corp.	15,066	1,010,175
Globe Life, Inc.	14,249	1,268,589
GoHealth, Inc., Class A*	1,015	5,105
Hanover Insurance Group, Inc. (The)	34,961	4,531,645
Hartford Financial Services Group, Inc. (The)	49,854	3,502,244
Kemper Corp.	56,863	3,797,880
Lancashire Holdings Ltd.	174,245	1,312,481
Lemonade, Inc.(x)*	4,653	311,798
Lincoln National Corp.	22,775	1,565,781
Loews Corp.	106,598	5,748,830
Markel Corp.*	1,604	1,916,989
Mercury General Corp.	4,179	232,645
Old Republic International Corp.	40,478	936,256
Primerica, Inc.	5,800	891,054
Principal Financial Group, Inc.	38,116	2,454,670
ProAssurance Corp.	154,341	3,670,229
Prudential Financial, Inc.	55,563	5,845,228
Reinsurance Group of America, Inc.	44,820	4,986,673
RenaissanceRe Holdings Ltd.	32,615	4,546,531
Unum Group	29,469	738,493
W R Berkley Corp.	19,965	1,461,039
White Mountains Insurance Group Ltd.	433	463,141
Willis Towers Watson plc	18,451	4,289,119

		104,153,956

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	75,704	1,193,852
Annaly Capital Management, Inc. (REIT)	198,543	1,671,732
New Residential Investment Corp. (REIT)	60,384	664,224
Starwood Property Trust, Inc. (REIT)	39,183	956,457

		4,486,265

Thrifts & Mortgage Finance (0.6%)
MGIC Investment Corp.	300,819	4,500,252
Mr Cooper Group, Inc.*	141,069	5,807,811
New York Community Bancorp, Inc.	65,272	840,050
TFS Financial Corp.	7,448	141,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
UWM Holdings Corp.(x)	7,807	$54,259

		11,344,331

Total Financials		321,823,508

Health Care (5.6%)
Biotechnology (0.4%)
BioMarin Pharmaceutical, Inc.*	25,988	2,008,613
Exact Sciences Corp.*	1,896	180,973
Exelixis, Inc.*	6,600	139,524
Horizon Therapeutics plc*	25,378	2,779,906
Incyte Corp.*	3,939	270,925
Ionis Pharmaceuticals, Inc.*	1,640	55,006
Iovance Biotherapeutics, Inc.*	14,965	369,037
Mirati Therapeutics, Inc.*	965	170,718
Natera, Inc.*	1,044	116,343
Sage Therapeutics, Inc.*	6,981	309,328
Seagen, Inc.*	2,114	358,957
Ultragenyx Pharmaceutical, Inc.*	2,443	220,334
United Therapeutics Corp.*	6,381	1,177,805

		8,157,469

Health Care Equipment & Supplies (1.7%)
Avanos Medical, Inc.*	37,618	1,173,682
Boston Scientific Corp.*	34,390	1,492,182
Cooper Cos., Inc. (The)	6,931	2,864,652
Dentsply Sirona, Inc.	30,933	1,795,661
Envista Holdings Corp.*	23,262	972,584
Figs, Inc., Class A(x)*	3,113	115,617
Globus Medical, Inc., Class A*	10,642	815,390
Haemonetics Corp.*	30,649	2,163,513
Hill-Rom Holdings, Inc.	9,615	1,442,250
Hologic, Inc.*	36,072	2,662,474
ICU Medical, Inc.*	2,820	658,132
Integer Holdings Corp.*	21,929	1,959,137
Integra LifeSciences Holdings Corp.*	75,683	5,182,772
Masimo Corp.*	1,923	520,575
Quidel Corp.*	5,303	748,518
ResMed, Inc.	2,024	533,425
STERIS plc	10,589	2,163,121
Tandem Diabetes Care, Inc.*	542	64,704
Teleflex, Inc.	5,482	2,064,247
Zimmer Biomet Holdings, Inc.	29,982	4,388,165

		33,780,801

Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc.*	59,616	3,802,309
agilon health, Inc.*	745	19,526
Amedisys, Inc.*	551	82,154
AmerisourceBergen Corp.	21,485	2,566,383
Cardinal Health, Inc.	17,581	869,556
Chemed Corp.	1,630	758,146
DaVita, Inc.*	2,845	330,760
Encompass Health Corp.	67,650	5,076,456
Henry Schein, Inc.*	20,635	1,571,562
Laboratory Corp. of America Holdings*	13,865	3,902,166
McKesson Corp.	19,073	3,802,775
Molina Healthcare, Inc.*	21,171	5,743,904
Oak Street Health, Inc.(x)*	1,474	62,689
Premier, Inc., Class A	17,591	681,827
Quest Diagnostics, Inc.	17,529	2,547,139
Signify Health, Inc., Class A(x)*	9,060	161,902
Universal Health Services, Inc., Class B	10,604	1,467,275

		33,446,529

Health Care Technology (0.3%)
Cerner Corp.	42,515	2,998,158
Certara, Inc.*	5,137	170,034
Change Healthcare, Inc.*	36,481	763,912
Teladoc Health, Inc.*	21,722	2,754,567

		6,686,671

Life Sciences Tools & Services (0.9%)
Adaptive Biotechnologies Corp.*	1,756	59,687
Agilent Technologies, Inc.	4,674	736,295
Bio-Rad Laboratories, Inc., Class A*	3,029	2,259,483
Charles River Laboratories International, Inc.*	465	191,892
IQVIA Holdings, Inc.*	13,841	3,315,473
PerkinElmer, Inc.	16,031	2,778,012
PPD, Inc.*	13,998	654,966
QIAGEN NV*	32,250	1,666,680
Repligen Corp.*	470	135,825
Syneos Health, Inc.*	65,344	5,716,293
Waters Corp.*	634	226,528

		17,741,134

Pharmaceuticals (0.6%)
Catalent, Inc.*	17,746	2,361,460
Elanco Animal Health, Inc.*	63,456	2,023,612
Jazz Pharmaceuticals plc*	8,552	1,113,556
Nektar Therapeutics*	26,304	472,420
Organon & Co.	36,653	1,201,852
Perrigo Co. plc	18,819	890,703
Royalty Pharma plc, Class A	19,632	709,500
Viatris, Inc.	172,613	2,338,906

		11,112,009

Total Health Care		110,924,613

Industrials (14.0%)
Aerospace & Defense (1.0%)
BWX Technologies, Inc.	3,474	187,110
Curtiss-Wright Corp.	6,027	760,487
HEICO Corp.	4,500	593,415
HEICO Corp., Class A	7,632	903,858
Hexcel Corp.*	12,082	717,550
Howmet Aerospace, Inc.	99,283	3,097,629
Huntington Ingalls Industries, Inc.	5,680	1,096,581
Mercury Systems, Inc.*	7,524	356,788
Moog, Inc., Class A	24,246	1,848,272
Spirit AeroSystems Holdings, Inc., Class A	90,221	3,986,866
Textron, Inc.	32,198	2,247,742
TransDigm Group, Inc.*	5,273	3,293,358
Virgin Galactic Holdings, Inc.(x)*	2,180	55,154

		19,144,810

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	15,333	1,333,971
Expeditors International of Washington, Inc.	6,746	803,651
GXO Logistics, Inc.*	2,332	182,922

		2,320,544

Airlines (1.0%)
Alaska Air Group, Inc.*	45,761	2,681,595
Allegiant Travel Co.*	28,667	5,603,825
American Airlines Group, Inc.*	90,743	1,862,046
Copa Holdings SA, Class A*	4,285	348,713
JetBlue Airways Corp.*	212,007	3,241,587
Southwest Airlines Co.*	84,828	4,362,704
United Airlines Holdings, Inc.(x)*	46,075	2,191,788

		20,292,258

Building Products (1.3%)
A O Smith Corp.	19,138	1,168,758
Allegion plc	2,961	391,385
Armstrong World Industries, Inc.	3,330	317,915
AZEK Co., Inc. (The)*	7,351	268,532
Builders FirstSource, Inc.*	92,056	4,762,977

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Carlisle Cos., Inc.	4,543	$903,103
Carrier Global Corp.	66,377	3,435,674
Fortune Brands Home & Security, Inc.	14,886	1,331,106
JELD-WEN Holding, Inc.*	134,060	3,355,522
Lennox International, Inc.	4,817	1,417,017
Masco Corp.	35,421	1,967,637
Owens Corning	14,749	1,261,039
PGT Innovations, Inc.*	77,581	1,481,797
Trane Technologies plc	17,551	3,030,180

		25,092,642

Commercial Services & Supplies (0.8%)
ADT, Inc.	20,350	164,631
Cintas Corp.	756	287,779
Clean Harbors, Inc.*	56,193	5,836,767
Driven Brands Holdings, Inc.*	7,726	223,204
MSA Safety, Inc.	3,877	564,879
Republic Services, Inc.	30,149	3,619,689
Rollins, Inc.	2,382	84,156
Stericycle, Inc.*	80,346	5,461,118

		16,242,223

Construction & Engineering (0.3%)
AECOM*	19,599	1,237,677
Fluor Corp.(x)*	143,461	2,291,072
MasTec, Inc.*	8,311	717,073
Quanta Services, Inc.	19,743	2,247,149
Valmont Industries, Inc.	2,941	691,488

		7,184,459

Electrical Equipment (1.1%)
Acuity Brands, Inc.	5,106	885,227
AMETEK, Inc.	33,117	4,106,839
ChargePoint Holdings, Inc.(x)*	15,055	300,949
Hubbell, Inc.	7,825	1,413,743
nVent Electric plc	24,641	796,644
Regal Beloit Corp.	5,737	862,501
Rockwell Automation, Inc.	6,502	1,911,848
Sensata Technologies Holding plc*	169,329	9,265,683
Shoals Technologies Group, Inc., Class A*	14,688	409,501
Sunrun, Inc.*	28,815	1,267,860

		21,220,795

Machinery (4.9%)
AGCO Corp.	8,111	993,841
Allison Transmission Holdings, Inc.	3,887	137,289
Colfax Corp.*	384,887	17,666,313
Crane Co.	7,131	676,090
Cummins, Inc.	20,636	4,634,020
Donaldson Co., Inc.	15,856	910,293
Dover Corp.	20,578	3,199,879
Flowserve Corp.	18,805	651,969
Fortive Corp.	46,850	3,306,205
Gates Industrial Corp. plc*	248,559	4,044,055
Graco, Inc.	9,427	659,607
IDEX Corp.	10,839	2,243,131
Ingersoll Rand, Inc.*	137,906	6,951,841
ITT, Inc.	12,445	1,068,279
Kennametal, Inc.	96,002	3,286,149
Meritor, Inc.*	97,593	2,079,707
Middleby Corp. (The)*	27,945	4,764,902
Nordson Corp.	6,960	1,657,524
Oshkosh Corp.	9,880	1,011,416
Otis Worldwide Corp.	61,808	5,085,562
PACCAR, Inc.	48,932	3,861,713
Parker-Hannifin Corp.	15,415	4,310,342
Pentair plc	23,504	1,707,096
Rexnord Corp.	68,665	4,414,473
Snap-on, Inc.	7,721	1,613,303
SPX FLOW, Inc.	90,013	6,579,950
Stanley Black & Decker, Inc.	23,184	4,064,387
Timken Co. (The)	9,238	604,350
Toro Co. (The)	859	83,675
Westinghouse Air Brake Technologies Corp.	25,889	2,231,891
Woodward, Inc.	8,270	936,164
Xylem, Inc.	8,806	1,089,126

		96,524,542

Marine (0.3%)
Kirby Corp.*	127,069	6,094,229

Professional Services (1.4%)
CACI International, Inc., Class A*	3,439	901,362
Clarivate plc*	62,485	1,368,422
CoStar Group, Inc.*	12,625	1,086,507
Dun & Bradstreet Holdings, Inc.*	21,985	369,568
Equifax, Inc.	10,718	2,716,156
FTI Consulting, Inc.*	4,707	634,033
IHS Markit Ltd.	53,686	6,260,861
Jacobs Engineering Group, Inc.	18,464	2,447,034
Legalzoom.com, Inc.(x)*	1,094	28,882
Leidos Holdings, Inc.	63,469	6,101,275
ManpowerGroup, Inc.	7,787	843,176
Nielsen Holdings plc	51,257	983,622
Robert Half International, Inc.	2,001	200,760
Science Applications International Corp.	8,557	732,137
TransUnion	8,724	979,792
Verisk Analytics, Inc.	8,185	1,639,210

		27,292,797

Road & Rail (0.4%)
AMERCO	1,260	813,998
JB Hunt Transport Services, Inc.	1,394	233,105
Kansas City Southern	9,501	2,571,351
Knight-Swift Transportation Holdings, Inc.	70,703	3,616,458
Landstar System, Inc.	639	100,847
Old Dominion Freight Line, Inc.	1,196	342,032
Ryder System, Inc.	7,596	628,265
Schneider National, Inc., Class B	7,563	171,983
TuSimple Holdings, Inc., Class A(x)*	3,950	146,663
XPO Logistics, Inc.*	1,952	155,340

		8,780,042

Trading Companies & Distributors (1.4%)
AerCap Holdings NV*	82,479	4,768,111
Air Lease Corp.	16,104	633,531
Core & Main, Inc., Class A*	2,438	63,900
Fastenal Co.	9,028	465,935
MSC Industrial Direct Co., Inc., Class A	6,279	503,513
SiteOne Landscape Supply, Inc.*	2,974	593,224
United Rentals, Inc.*	6,741	2,365,619
Univar Solutions, Inc.*	23,990	571,442
Watsco, Inc.	4,699	1,243,449
WESCO International, Inc.*	136,281	15,715,925
WW Grainger, Inc.	1,095	430,401

		27,355,050

Total Industrials		277,544,391

Information Technology (6.7%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	945	324,740
Ciena Corp.*	65,814	3,379,549
F5 Networks, Inc.*	30,512	6,065,175
Juniper Networks, Inc.	46,319	1,274,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Lumentum Holdings, Inc.*	77,073	$6,438,678
Motorola Solutions, Inc.	23,896	5,551,519
Ubiquiti, Inc.	108	32,256
Viasat, Inc.*	9,992	550,260

		23,616,876

Electronic Equipment, Instruments & Components (1.4%)
Amphenol Corp., Class A	24,011	1,758,325
Arrow Electronics, Inc.*	10,271	1,153,330
Avnet, Inc.	49,540	1,831,494
Coherent, Inc.*	373	93,283
Corning, Inc.	72,088	2,630,491
II-VI, Inc.*	45,380	2,693,757
IPG Photonics Corp.*	4,857	769,349
Jabil, Inc.	3,976	232,079
Keysight Technologies, Inc.*	14,873	2,443,485
Littelfuse, Inc.	3,462	946,061
National Instruments Corp.	19,577	768,006
Rogers Corp.*	17,200	3,207,456
Sanmina Corp.*	95,216	3,669,625
SYNNEX Corp.	5,817	605,550
Teledyne Technologies, Inc.*	6,574	2,824,059
Trimble, Inc.*	35,887	2,951,706
Vontier Corp.	10,651	357,874

		28,935,930

IT Services (1.3%)
Akamai Technologies, Inc.*	22,977	2,403,164
Alliance Data Systems Corp.	7,022	708,450
Amdocs Ltd.	18,685	1,414,641
Broadridge Financial Solutions, Inc.	10,840	1,806,378
Cloudflare, Inc., Class A*	2,122	239,043
Concentrix Corp.*	6,091	1,078,107
DXC Technology Co.*	35,841	1,204,616
Euronet Worldwide, Inc.*	2,189	278,616
Fastly, Inc., Class A(x)*	15,572	629,732
FleetCor Technologies, Inc.*	8,973	2,344,376
Genpact Ltd.	25,159	1,195,304
GoDaddy, Inc., Class A*	21,803	1,519,669
Jack Henry & Associates, Inc.	7,892	1,294,762
Paychex, Inc.	6,124	688,644
Paysafe Ltd.(x)*	59,839	463,752
SolarWinds Corp.(x)	5,168	86,461
StoneCo Ltd., Class A*	2,260	78,467
VeriSign, Inc.*	14,124	2,895,561
Western Union Co. (The)	44,066	891,014
WEX, Inc.*	2,000	352,280
WNS Holdings Ltd. (ADR)*	52,744	4,314,459

		25,887,496

Semiconductors & Semiconductor Equipment (1.2%)
Brooks Automation, Inc.	1,907	195,181
Cirrus Logic, Inc.*	8,084	665,717
Cree, Inc.*	16,678	1,346,415
First Solar, Inc.*	15,235	1,454,333
Marvell Technology, Inc.	117,784	7,103,553
Microchip Technology, Inc.	6,114	938,438
MKS Instruments, Inc.	23,296	3,515,599
ON Semiconductor Corp.*	28,063	1,284,444
Qorvo, Inc.*	15,940	2,665,009
Skyworks Solutions, Inc.	12,427	2,047,721
Tower Semiconductor Ltd.*	97,128	2,904,127

		24,120,537

Software (1.1%)
ANSYS, Inc.*	7,274	2,476,433
Black Knight, Inc.*	21,980	1,582,560
C3.ai, Inc., Class A(x)*	3,610	167,287
CDK Global, Inc.	15,022	639,186
Ceridian HCM Holding, Inc.*	18,399	2,072,095
Citrix Systems, Inc.	11,505	1,235,292
Datto Holding Corp.*	3,529	84,343
Dolby Laboratories, Inc., Class A	9,201	809,688
Duck Creek Technologies, Inc.*	7,633	337,684
Dynatrace, Inc.*	2,051	145,560
FireEye, Inc.*	22,867	407,033
Guidewire Software, Inc.*	12,131	1,442,012
Jamf Holding Corp.*	1,198	46,147
Manhattan Associates, Inc.*	4,370	668,741
McAfee Corp., Class A	2,952	65,269
Medallia, Inc.*	6,945	235,227
N-Able, Inc.(x)*	7,433	92,244
NCR Corp.*	11,683	452,833
NortonLifeLock, Inc.	58,428	1,478,228
Nuance Communications, Inc.*	25,550	1,406,272
Paycor HCM, Inc.*	1,044	36,707
Pegasystems, Inc.	338	42,960
Procore Technologies, Inc.(x)*	406	36,272
SS&C Technologies Holdings, Inc.	31,987	2,219,898
Synopsys, Inc.*	7,941	2,377,615
Teradata Corp.*	2,353	134,945
Tyler Technologies, Inc.*	733	336,190

		21,028,721

Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.	185,916	2,649,303
HP, Inc.	112,867	3,088,041
NetApp, Inc.	11,060	992,746
Pure Storage, Inc., Class A*	2,526	63,554
Western Digital Corp.*	43,871	2,476,079
Xerox Holdings Corp.	20,400	411,468

		9,681,191

Total Information Technology		133,270,751

Materials (4.8%)
Chemicals (2.3%)
Albemarle Corp.	16,679	3,652,201
Ashland Global Holdings, Inc.	73,332	6,535,348
Axalta Coating Systems Ltd.*	24,452	713,754
Celanese Corp.	37,995	5,723,567
CF Industries Holdings, Inc.	30,860	1,722,605
Chemours Co. (The)	10,847	315,214
Corteva, Inc.	106,072	4,463,510
Diversey Holdings Ltd.*	1,789	28,695
Eastman Chemical Co.	19,358	1,950,125
Element Solutions, Inc.	34,374	745,228
FMC Corp.	38,950	3,566,262
Huntsman Corp.	30,085	890,215
International Flavors & Fragrances, Inc.	35,814	4,789,048
LyondellBasell Industries NV, Class A	33,022	3,099,115
Mosaic Co. (The)	49,960	1,784,571
NewMarket Corp.	991	335,721
Olin Corp.	19,647	947,968
PPG Industries, Inc.	19,593	2,801,995
RPM International, Inc.	7,477	580,589
Valvoline, Inc.	26,792	835,374
Westlake Chemical Corp.	3,927	357,907

		45,839,012

Construction Materials (0.4%)
Buzzi Unicem SpA	73,444	1,676,829
Eagle Materials, Inc.	5,818	763,089
Martin Marietta Materials, Inc.	8,911	3,044,710
Vulcan Materials Co.	18,953	3,206,089

		8,690,717

Containers & Packaging (1.2%)
Amcor plc	220,382	2,554,228
AptarGroup, Inc.	9,489	1,132,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Ardagh Group SA	2,942	$74,992
Avery Dennison Corp.	5,606	1,161,619
Ball Corp.	32,410	2,915,928
Berry Global Group, Inc.*	19,522	1,188,499
Crown Holdings, Inc.	58,983	5,944,307
Graphic Packaging Holding Co.	28,507	542,773
International Paper Co.	56,088	3,136,441
Packaging Corp. of America	13,352	1,835,099
Sealed Air Corp.	9,766	535,079
Silgan Holdings, Inc.	12,764	489,627
Sonoco Products Co.	13,817	823,217
Westrock Co.	38,246	1,905,798

		24,240,119

Metals & Mining (0.8%)
Alcoa Corp.*	26,934	1,318,150
Cleveland-Cliffs, Inc.(x)*	65,883	1,305,142
Nucor Corp.	42,243	4,160,513
Reliance Steel & Aluminum Co.	36,944	5,261,565
Royal Gold, Inc.	9,429	900,375
Steel Dynamics, Inc.	22,659	1,325,098
United States Steel Corp.	38,512	846,109

		15,116,952

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	12,646	776,085

Total Materials		94,662,885

Real Estate (8.1%)
Equity Real Estate Investment Trusts (REITs) (7.6%)
Alexandria Real Estate Equities, Inc. (REIT)	22,178	4,237,550
American Assets Trust, Inc. (REIT)	57,596	2,155,242
American Campus Communities, Inc. (REIT)	82,664	4,005,071
American Homes 4 Rent (REIT), Class A	40,950	1,561,014
Americold Realty Trust (REIT)	132,413	3,846,598
Apartment Income REIT Corp. (REIT)	22,520	1,099,201
AvalonBay Communities, Inc. (REIT)	20,028	4,439,006
Boston Properties, Inc. (REIT)	22,303	2,416,530
Brixmor Property Group, Inc. (REIT)	42,289	935,010
Camden Property Trust (REIT)	13,984	2,062,220
CoreSite Realty Corp. (REIT)	1,374	190,354
Cousins Properties, Inc. (REIT)	21,433	799,237
CubeSmart (REIT)	242,099	11,729,697
CyrusOne, Inc. (REIT)	18,112	1,402,050
Douglas Emmett, Inc. (REIT)	120,327	3,803,536
Duke Realty Corp. (REIT)	53,532	2,562,577
EPR Properties (REIT)	10,597	523,280
Equity LifeStyle Properties, Inc. (REIT)	11,769	919,159
Equity Residential (REIT)	52,941	4,283,986
Essential Properties Realty Trust, Inc. (REIT)	132,352	3,695,268
Essex Property Trust, Inc. (REIT)	9,278	2,966,548
Extra Space Storage, Inc. (REIT)	17,115	2,875,149
Federal Realty Investment Trust (REIT)	11,160	1,316,768
First Industrial Realty Trust, Inc. (REIT)	61,478	3,201,774
Gaming and Leisure Properties, Inc. (REIT)	131,095	6,072,320
Healthcare Trust of America, Inc. (REIT), Class A	31,084	921,951
Healthpeak Properties, Inc. (REIT)	77,109	2,581,609
Highwoods Properties, Inc. (REIT)	14,858	651,672
Host Hotels & Resorts, Inc. (REIT)*	364,713	5,955,763
Hudson Pacific Properties, Inc. (REIT)	20,602	541,215
Invitation Homes, Inc. (REIT)	82,888	3,177,097
Iron Mountain, Inc. (REIT)	12,538	544,776
JBG SMITH Properties (REIT)	18,520	548,377
Kilroy Realty Corp. (REIT)	16,685	1,104,714
Kimco Realty Corp. (REIT)	82,614	1,714,241
Lamar Advertising Co. (REIT), Class A	1,607	182,314
Life Storage, Inc. (REIT)	28,621	3,283,974
Medical Properties Trust, Inc. (REIT)	85,278	1,711,529
Mid-America Apartment Communities, Inc. (REIT)	16,629	3,105,466
National Retail Properties, Inc. (REIT)	25,258	1,090,893
Omega Healthcare Investors, Inc. (REIT)	34,835	1,043,657
Park Hotels & Resorts, Inc. (REIT)*	32,864	629,017
Rayonier, Inc. (REIT)	117,846	4,204,745
Realty Income Corp. (REIT)	56,012	3,632,938
Regency Centers Corp. (REIT)	24,406	1,643,256
Rexford Industrial Realty, Inc. (REIT)	19,897	1,129,155
Ryman Hospitality Properties, Inc. (REIT)*	61,152	5,118,422
SBA Communications Corp. (REIT)	12,966	4,286,171
Simon Property Group, Inc. (REIT)	6,325	822,060
SL Green Realty Corp. (REIT)	9,616	681,197
Spirit Realty Capital, Inc. (REIT)	17,186	791,243
STORE Capital Corp. (REIT)	35,325	1,131,460
Sun Communities, Inc. (REIT)	16,468	3,048,227
UDR, Inc. (REIT)	71,021	3,762,693
Ventas, Inc. (REIT)	56,453	3,116,770
VEREIT, Inc. (REIT)	33,096	1,496,932
VICI Properties, Inc. (REIT)(x)	84,398	2,397,747
Vornado Realty Trust (REIT)	25,175	1,057,602
Welltower, Inc. (REIT)	60,788	5,008,931
Weyerhaeuser Co. (REIT)	107,502	3,823,846
WP Carey, Inc. (REIT)	26,266	1,918,469

		150,959,274

Real Estate Management & Development (0.5%)
CBRE Group, Inc., Class A*	45,429	4,422,968
Howard Hughes Corp. (The)*	5,799	509,210
Jones Lang LaSalle, Inc.*	16,681	4,138,389
Opendoor Technologies, Inc.(x)*	48,403	993,714

		10,064,281

Total Real Estate		161,023,555

Utilities (4.6%)
Electric Utilities (2.1%)
Alliant Energy Corp.	91,715	5,134,206
Avangrid, Inc.	8,663	421,022
Edison International	53,426	2,963,540
Entergy Corp.	28,721	2,852,283
Evergy, Inc.	84,391	5,249,120
Eversource Energy	49,311	4,031,667
FirstEnergy Corp.	77,875	2,773,907
Hawaiian Electric Industries, Inc.	14,834	605,672
IDACORP, Inc.	7,278	752,400
NRG Energy, Inc.	19,644	802,065
OGE Energy Corp.	29,514	972,781
PG&E Corp.*	215,335	2,067,216
Pinnacle West Capital Corp.	16,230	1,174,403
Portland General Electric Co.	69,985	3,288,595
PPL Corp.	110,446	3,079,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	77,427	$4,839,188

		41,007,299

Gas Utilities (0.7%)
Atmos Energy Corp.	18,374	1,620,587
National Fuel Gas Co.	12,617	662,645
South Jersey Industries, Inc.	190,827	4,056,982
UGI Corp.	203,701	8,681,736

		15,021,950

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	94,249	2,151,705
Brookfield Renewable Corp.	13,435	521,412
Vistra Corp.	68,654	1,173,984

		3,847,101

Multi-Utilities (1.3%)
Ameren Corp.	36,464	2,953,584
CenterPoint Energy, Inc.	85,326	2,099,020
CMS Energy Corp.	41,323	2,468,223
Consolidated Edison, Inc.	50,909	3,695,484
DTE Energy Co.	27,655	3,089,340
MDU Resources Group, Inc.	29,477	874,582
NiSource, Inc.	56,649	1,372,605
Public Service Enterprise Group, Inc.	72,472	4,413,545
WEC Energy Group, Inc.	45,328	3,997,930

		24,964,313

Water Utilities (0.3%)
American Water Works Co., Inc.	26,100	4,411,944
Essential Utilities, Inc.	32,402	1,493,084

		5,905,028

Total Utilities		90,745,691

Total Common Stocks (78.9%) (Cost $1,106,727,404)		1,561,855,772

EXCHANGE TRADED FUNDS (ETF):
Equity (10.2%)
iShares Core S&P Mid-Cap ETF	2,355	619,530
iShares Morningstar Mid-Cap ETF(x)	7,464	496,646
iShares Morningstar Mid-Cap Growth ETF	3,880	267,254
iShares Morningstar Mid-Cap Value ETF(x)‡	620,811	39,260,088
iShares Russell Mid-Cap ETF(x)	6,120	478,706
iShares Russell Mid-Cap Growth ETF(x)	3,908	437,970
iShares Russell Mid-Cap Value ETF(x)	669,075	75,772,744
iShares S&P Mid-Cap 400 Growth ETF(x)	5,040	399,118
iShares S&P Mid-Cap 400 Value ETF(x)	320,242	32,997,736
SPDR S&P 400 Mid Cap Value ETF(x)	72,588	4,807,503
Vanguard Mid-Cap Growth ETF(x)	2,000	472,600
Vanguard Mid-Cap Value ETF(x)	327,600	45,736,236

Total Exchange Traded Funds (10.2%) (Cost $78,030,338)		201,746,131

SHORT-TERM INVESTMENTS:
Investment Companies (5.5%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	105,261,093	105,313,724

Total Investment Companies		110,313,724

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $2,200,009, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $2,244,000.(xx)	$2,200,000	2,200,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $12,808,123, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $13,064,275.(xx)	12,808,112	12,808,112
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $2,000,105, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $2,221,236.(xx)	2,000,000	2,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $200,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $204,010.(xx)	200,000	200,000

Total Repurchase Agreements		17,208,112

Total Short-Term Investments (6.4%) (Cost $127,502,205)		127,521,836

Total Investments in Securities (95.5%) (Cost $1,312,259,947)		1,891,123,739
Other Assets Less Liabilities (4.5%)		88,973,698

Net Assets (100%)		$1,980,097,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $31,330,500. This was collateralized by $10,622,094 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/7/21 - 11/15/50 and by cash of $22,208,112 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	53,082	1,619,310	—	(310,035)	55,495	208,580	1,573,350	31,366	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF(x)	620,811	21,795,093	12,132,892	(318,770)	19,668	5,631,205	39,260,088	559,004	—

Total		23,414,403	12,132,892	(628,805)	75,163	5,839,785	40,833,438	590,370	—

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	454	12/2021	USD	49,958,160	(753,790)
S&P 500 E-Mini Index	231	12/2021	USD	49,639,013	(1,927,164)
S&P Midcap 400 E-Mini Index	377	12/2021	USD	99,271,640	(2,211,361)

					(4,892,315)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$44,642,241	$—	$—	$44,642,241
Consumer Discretionary	181,828,226	—	—	181,828,226
Consumer Staples	77,053,452	—	—	77,053,452
Energy	68,336,459	—	—	68,336,459
Financials	320,511,027	1,312,481	—	321,823,508
Health Care	110,924,613	—	—	110,924,613
Industrials	277,544,391	—	—	277,544,391
Information Technology	133,270,751	—	—	133,270,751
Materials	92,986,056	1,676,829	—	94,662,885
Real Estate	161,023,555	—	—	161,023,555
Utilities	90,745,691	—	—	90,745,691
Exchange Traded Funds	201,746,131	—	—	201,746,131
Short-Term Investments
Investment Companies	110,313,724	—	—	110,313,724
Repurchase Agreements	—	17,208,112	—	17,208,112

Total Assets	$1,870,926,317	$20,197,422	$—	$1,891,123,739

Liabilities:
Futures	$(4,892,315)	$—	$—	$(4,892,315)

Total Liabilities	$(4,892,315)	$—	$—	$(4,892,315)

Total	$1,866,034,002	$20,197,422	$—	$1,886,231,424

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$620,333,959
Aggregate gross unrealized depreciation	(59,792,920)

Net unrealized appreciation	$560,541,039

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,325,690,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (1.7%)
Anterix, Inc.*	148,294	$9,001,446
Bandwidth, Inc., Class A*	5,040	455,011
Cogent Communications Holdings, Inc.	9,317	660,016
Globalstar, Inc.(x)*	114,753	191,638
IDT Corp., Class B*	3,279	137,554
Iridium Communications, Inc.*	19,434	774,445
Ooma, Inc.*	2,856	53,150

		11,273,260

Entertainment (0.8%)
Chicken Soup For The Soul Entertainment, Inc.(x)*	467	10,680
Cinemark Holdings, Inc.(x)*	19,560	375,747
CuriosityStream, Inc.(x)*	1,018	10,730
IMAX Corp.*	1,113	21,125
Liberty Media Corp.-Liberty Braves, Class A*	2,070	55,704
Liberty Media Corp.-Liberty Braves, Class C*	8,134	214,900
LiveXLive Media, Inc.(x)*	13,364	39,958
Skillz, Inc.(x)*	455,196	4,470,025

		5,198,869

Interactive Media & Services (1.5%)
Cargurus, Inc.*	20,566	645,978
Cars.com, Inc.*	2,222	28,108
Eventbrite, Inc., Class A*	16,396	310,048
EverQuote, Inc., Class A*	4,180	77,874
fuboTV, Inc.(x)*	28,673	687,005
Liberty TripAdvisor Holdings, Inc., Class A*	12,512	38,662
MediaAlpha, Inc., Class A*	4,464	83,388
QuinStreet, Inc.*	10,989	192,967
Vimeo, Inc.*	236,518	6,946,534
Yelp, Inc.*	14,509	540,315

		9,550,879

Media (1.0%)
AMC Networks, Inc., Class A*	3,204	149,274
Cardlytics, Inc.*	44,719	3,753,713
Clear Channel Outdoor Holdings, Inc.*	7,424	20,119
iHeartMedia, Inc., Class A*	11,180	279,724
Integral Ad Science Holding Corp.(x)*	1,584	32,678
Loral Space & Communications, Inc.	2,823	121,417
Magnite, Inc.*	28,259	791,252
Meredith Corp.*	5,534	308,244
Sinclair Broadcast Group, Inc., Class A	1,595	50,530
Stagwell, Inc.*	871	6,680
TechTarget, Inc.*	5,579	459,821
Thryv Holdings, Inc.*	1,335	40,103
WideOpenWest, Inc.*	7,178	141,048

		6,154,603

Wireless Telecommunication Services (0.0%)
Gogo, Inc.(x)*	664	11,487
Shenandoah Telecommunications Co.	3,458	109,204

		120,691

Total Communication Services		32,298,302

Consumer Discretionary (18.5%)
Auto Components (0.8%)
Adient plc*	2,614	108,350
American Axle & Manufacturing Holdings, Inc.*	12,651	111,455
Dana, Inc.	17,054	379,281
Dorman Products, Inc.*	5,815	550,506
Fox Factory Holding Corp.*	9,202	1,330,057
Gentherm, Inc.*	7,245	586,338
LCI Industries	5,409	728,214
Modine Manufacturing Co.*	1,440	16,315
Patrick Industries, Inc.	4,970	414,001
Stoneridge, Inc.*	850	17,332
Tenneco, Inc., Class A*	13,601	194,086
Visteon Corp.*	6,058	571,815
XL Fleet Corp.(x)*	1,696	10,447
XPEL, Inc.(m)*	3,910	296,613

		5,314,810

Automobiles (0.2%)
Arcimoto, Inc.(x)*	5,673	64,842
Canoo, Inc.(x)*	10,427	80,184
Fisker, Inc.(x)*	32,675	478,689
Lordstown Motors Corp.(x)*	2,367	18,889
Winnebago Industries, Inc.	7,060	511,497
Workhorse Group, Inc.(x)*	2,505	19,163

		1,173,264

Distributors (0.0%)
Funko, Inc., Class A(x)*	5,935	108,076
Greenlane Holdings, Inc., Class A(x)*	2,186	5,181

		113,257

Diversified Consumer Services (1.5%)
2U, Inc.*	13,241	444,500
Carriage Services, Inc.	676	30,143
Duolingo, Inc.*	32,840	5,463,262
European Wax Center, Inc., Class A(x)*	902	25,265
Houghton Mifflin Harcourt Co.*	26,090	350,389
Nerdy, Inc.(x)*	310,412	3,101,016
OneSpaWorld Holdings Ltd.*	5,845	58,275
PowerSchool Holdings, Inc., Class A*	1,637	40,287
Regis Corp.*	4,671	16,255
Stride, Inc.*	344	12,363
Vivint Smart Home, Inc.*	5,424	51,257
WW International, Inc.*	3,565	65,061

		9,658,073

Hotels, Restaurants & Leisure (2.7%)
Accel Entertainment, Inc.*	12,467	151,349
Bally’s Corp.*	7,137	357,849
BJ’s Restaurants, Inc.*	4,508	188,254
Bloomin’ Brands, Inc.*	19,362	484,050
Brinker International, Inc.*	9,917	486,429
Century Casinos, Inc.*	6,080	81,898
Cheesecake Factory, Inc. (The)*	9,970	468,590
Chuy’s Holdings, Inc.*	2,066	65,141
Cracker Barrel Old Country Store, Inc.	5,182	724,651
Dave & Buster’s Entertainment, Inc.*	4,299	164,781
Denny’s Corp.*	10,428	170,393
Dine Brands Global, Inc.*	3,559	289,026
Drive Shack, Inc.*	9,014	25,329
Esports Technologies, Inc.(x)*	2,367	79,460
Everi Holdings, Inc.*	18,474	446,701
F45 Training Holdings, Inc.*	2,246	33,600
Full House Resorts, Inc.*	6,751	71,628
GAN Ltd.*	994	14,781
Golden Entertainment, Inc.*	3,680	180,651
Golden Nugget Online Gaming, Inc.*	8,648	150,216
Hilton Grand Vacations, Inc.*	18,654	887,371
International Game Technology plc*	21,827	574,487
Jack in the Box, Inc.	655	63,751
Krispy Kreme, Inc.(x)*	3,079	43,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Kura Sushi USA, Inc., Class A(x)*	878	$38,351
Lindblad Expeditions Holdings, Inc.*	6,550	95,564
Membership Collective Group, Inc., Class A(x)*	246,123	3,061,770
Monarch Casino & Resort, Inc.*	2,297	153,876
Nathan’s Famous, Inc.	381	23,306
NEOGAMES SA*	1,234	45,312
Noodles & Co.*	9,108	107,474
ONE Group Hospitality, Inc. (The)(x)*	4,401	47,047
Papa John’s International, Inc.	7,205	914,963
PlayAGS, Inc.*	5,589	44,041
RCI Hospitality Holdings, Inc.	1,778	121,811
Red Robin Gourmet Burgers, Inc.*	3,498	80,664
Red Rock Resorts, Inc., Class A*	13,473	690,087
Rush Street Interactive, Inc.*	11,828	227,216
Ruth’s Hospitality Group, Inc.*	7,398	153,213
Scientific Games Corp., Class A*	21,623	1,796,223
SeaWorld Entertainment, Inc.*	6,201	343,039
Shake Shack, Inc., Class A*	8,161	640,312
Target Hospitality Corp.*	4,734	17,658
Texas Roadhouse, Inc.	15,232	1,391,139
Wingstop, Inc.	6,504	1,066,201

		17,262,759

Household Durables (3.6%)
Aterian, Inc.(x)*	5,605	60,702
Casper Sleep, Inc.*	6,500	27,755
Cavco Industries, Inc.*	1,422	336,644
Century Communities, Inc.	4,240	260,548
Cricut, Inc., Class A(x)*	293,316	8,089,655
GoPro, Inc., Class A*	27,866	260,826
Green Brick Partners, Inc.*	1,912	39,234
Hamilton Beach Brands Holding Co., Class A	517	8,102
Helen of Troy Ltd.*	5,246	1,178,671
Hooker Furnishings Corp.	206	5,560
Installed Building Products, Inc.	5,174	554,394
iRobot Corp.(x)*	5,532	434,262
KB Home	3,324	129,370
LGI Homes, Inc.*	4,774	677,478
Lovesac Co. (The)*	2,779	183,664
M.D.C. Holdings, Inc.	3,471	162,165
Meritage Homes Corp.*	452	43,844
Purple Innovation, Inc.*	12,469	262,099
Skyline Champion Corp.*	11,448	687,567
Snap One Holdings Corp.*	1,235	20,588
Sonos, Inc.*	26,209	848,123
Taylor Morrison Home Corp., Class A*	3,164	81,568
Traeger, Inc.(x)*	1,467	30,704
Tri Pointe Homes, Inc.*	1,786	37,542
Victoria plc*	704,879	8,783,976
Vuzix Corp.(x)*	12,631	132,120

		23,337,161

Internet & Direct Marketing Retail (4.9%)
1-800-Flowers.com, Inc., Class A*	5,820	177,568
CarParts.com, Inc.*	10,577	165,107
Duluth Holdings, Inc., Class B*	2,771	37,769
Global-e Online Ltd.(x)*	45,898	3,295,476
Groupon, Inc.(x)*	4,440	101,276
Liquidity Services, Inc.*	5,873	126,916
Original BARK Co. (The)(x)*	421,917	2,894,351
Overstock.com, Inc.(x)*	162,297	12,646,182
PetMed Express, Inc.(x)	3,765	101,166
Porch Group, Inc.(x)*	16,721	295,627
Quotient Technology, Inc.*	18,928	110,161
RealReal, Inc. (The)*	17,104	225,431
Revolve Group, Inc.*	4,925	304,217
Shutterstock, Inc.	5,099	577,819
Stamps.com, Inc.*	2,624	865,369
Stitch Fix, Inc., Class A*	233,974	9,347,261
Xometry, Inc., Class A(x)*	1,345	77,566

		31,349,262

Leisure Products (0.2%)
Acushnet Holdings Corp.	2,201	102,787
AMMO, Inc.(x)*	18,649	114,691
Clarus Corp.	5,179	132,738
Escalade, Inc.	713	13,483
Johnson Outdoors, Inc., Class A	685	72,473
Latham Group, Inc.*	4,977	81,623
Malibu Boats, Inc., Class A*	4,524	316,589
Marine Products Corp.	1,664	20,817
MasterCraft Boat Holdings, Inc.*	4,143	103,906
Nautilus, Inc.*	1,793	16,693
Smith & Wesson Brands, Inc.	10,442	216,776
Sturm Ruger & Co., Inc.	3,468	255,869

		1,448,445

Multiline Retail (0.0%)
Franchise Group, Inc.	918	32,506

Specialty Retail (3.7%)
Abercrombie & Fitch Co., Class A*	1,245	46,849
American Eagle Outfitters, Inc.	33,182	856,096
America’s Car-Mart, Inc.*	1,155	134,881
Arko Corp.(x)*	25,990	262,499
Asbury Automotive Group, Inc.*	4,223	830,833
Bed Bath & Beyond, Inc.*	2,588	44,708
Boot Barn Holdings, Inc.*	6,380	566,991
Buckle, Inc. (The)	6,153	243,597
Caleres, Inc.	8,080	179,538
Camping World Holdings, Inc., Class A	9,318	362,191
Chico’s FAS, Inc.*	5,323	23,900
Children’s Place, Inc. (The)*	3,070	231,048
Citi Trends, Inc.*	1,921	140,156
Designer Brands, Inc., Class A*	13,414	186,857
GrowGeneration Corp.(x)*	11,796	291,007
Guess?, Inc.	1,267	26,620
Haverty Furniture Cos., Inc.	1,497	50,464
Hibbett, Inc.	2,902	205,287
JOANN, Inc.(x)	2,667	29,710
Kirkland’s, Inc.*	3,154	60,588
MarineMax, Inc.*	2,369	114,944
Monro, Inc.	4,509	259,313
Murphy USA, Inc.	5,265	880,624
National Vision Holdings, Inc.*	17,785	1,009,654
OneWater Marine, Inc., Class A	2,277	91,558
Party City Holdco, Inc.*	877,025	6,226,878
Rent-A-Center, Inc.	13,438	755,350
Sally Beauty Holdings, Inc.*	24,635	415,100
Shift Technologies, Inc.(x)*	2,644	18,349
Shoe Carnival, Inc.	3,532	114,507
Signet Jewelers Ltd.	8,854	699,112
Sleep Number Corp.*	2,449	228,933
Sportsman’s Warehouse Holdings, Inc.*	9,429	165,950
Urban Outfitters, Inc.*	10,537	312,844
Vroom, Inc.(x)*	331,863	7,324,216
Winmark Corp.	258	55,478

		23,446,630

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	13,456	1,930,667
Kontoor Brands, Inc.	11,316	565,234
On Holding AG, Class A(x)*	70,184	2,114,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Oxford Industries, Inc.	285	$25,698
PLBY Group, Inc.(x)*	5,097	120,136
Rocky Brands, Inc.	105	4,999
Steven Madden Ltd.	17,878	717,981
Superior Group of Cos., Inc.	456	10,620
Wolverine World Wide, Inc.	17,759	529,929

		6,019,908

Total Consumer Discretionary		119,156,075

Consumer Staples (3.0%)
Beverages (0.9%)
Celsius Holdings, Inc.*	56,918	5,127,743
Coca-Cola Consolidated, Inc.	1,027	404,823
Duckhorn Portfolio, Inc. (The)(x)*	2,951	67,548
MGP Ingredients, Inc.	2,615	170,236
National Beverage Corp.	5,110	268,224
NewAge, Inc.(x)*	17,069	23,726
Zevia PBC, Class A(x)*	1,357	15,619

		6,077,919

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	2,920	90,024
BJ’s Wholesale Club Holdings, Inc.*	22,274	1,223,288
Chefs’ Warehouse, Inc. (The)*	498	16,220
MedAvail Holdings, Inc.(x)*	2,507	7,320
Performance Food Group Co.*	30,125	1,399,607
PriceSmart, Inc.	334	25,902
Sprouts Farmers Market, Inc.*	11,115	257,535
United Natural Foods, Inc.*	672	32,538

		3,052,434

Food Products (0.9%)
AppHarvest, Inc.(x)*	15,034	98,022
Calavo Growers, Inc.	3,800	145,312
J & J Snack Foods Corp.	3,206	489,941
John B Sanfilippo & Son, Inc.	1,284	104,929
Laird Superfood, Inc.(x)*	941	17,954
Lancaster Colony Corp.	3,619	610,923
Limoneira Co.	1,405	22,719
Mission Produce, Inc.(x)*	861	15,825
Sanderson Farms, Inc.	3,786	712,525
Simply Good Foods Co. (The)*	1,155	39,836
Tattooed Chef, Inc.(x)*	10,340	190,566
Utz Brands, Inc.	191,331	3,277,500
Vital Farms, Inc.(x)*	5,336	93,754

		5,819,806

Household Products (0.2%)
Central Garden & Pet Co.*	877	42,096
Central Garden & Pet Co., Class A*	3,423	147,189
Energizer Holdings, Inc.	14,923	582,743
WD-40 Co.	2,975	688,653

		1,460,681

Personal Products (0.4%)
Beauty Health Co. (The)(x)*	17,296	449,177
BellRing Brands, Inc., Class A*	5,748	176,751
elf Beauty, Inc.*	10,519	305,577
Honest Co., Inc. (The)(x)*	3,822	39,672
Inter Parfums, Inc.	3,912	292,500
Medifast, Inc.	2,537	488,728
Nu Skin Enterprises, Inc., Class A	4,817	194,944
Revlon, Inc., Class A(x)*	47	475
USANA Health Sciences, Inc.*	2,708	249,678
Veru, Inc.(x)*	9,576	81,683

		2,279,185

Tobacco (0.1%)
22nd Century Group, Inc.(x)*	35,401	104,787
Turning Point Brands, Inc.	3,182	151,941
Vector Group Ltd.	4,523	57,668

		314,396

Total Consumer Staples		19,004,421

Energy (1.1%)
Energy Equipment & Services (0.2%)
Aspen Aerogels, Inc.*	4,840	222,688
Cactus, Inc., Class A	12,015	453,206
ChampionX Corp.*	8,010	179,104
DMC Global, Inc.*	3,987	147,160
Frank’s International NV*	5,433	15,973
Liberty Oilfield Services, Inc., Class A*	6,738	81,732
NexTier Oilfield Solutions, Inc.*	3,205	14,743
Solaris Oilfield Infrastructure, Inc., Class A	2,080	17,347
TETRA Technologies, Inc.*	19,711	61,498

		1,193,451

Oil, Gas & Consumable Fuels (0.9%)
Antero Resources Corp.*	7,533	141,696
Arch Resources, Inc.*	657	60,937
Callon Petroleum Co.(x)*	7,558	370,947
Centennial Resource Development, Inc., Class A*	5,477	36,696
Contango Oil & Gas Co.(x)*	32,394	148,041
Denbury, Inc.*	11,007	773,242
Dorian LPG Ltd.	954	11,839
Earthstone Energy, Inc., Class A*	621	5,713
Energy Fuels, Inc.(x)*	27,568	193,527
Extraction Oil & Gas, Inc.*	1,376	77,675
Falcon Minerals Corp.	6,985	32,829
Kosmos Energy Ltd.*	87,959	260,359
Laredo Petroleum, Inc.*	777	62,991
Magnolia Oil & Gas Corp., Class A	30,452	541,741
Matador Resources Co.	24,185	919,997
Oasis Petroleum, Inc.	3,819	379,685
Ovintiv, Inc.	3,272	107,583
Par Pacific Holdings, Inc.*	8,265	129,926
Riley Exploration Permian, Inc.(x)	33	775
Southwestern Energy Co.*	147,895	819,338
Talos Energy, Inc.*	970	13,357
Tellurian, Inc.(x)*	78,234	305,895
Uranium Energy Corp.(x)*	49,973	152,418
Ur-Energy, Inc.(x)*	36,732	63,179
Vine Energy, Inc., Class A*	5,427	89,383

		5,699,769

Total Energy		6,893,220

Financials (5.1%)
Banks (0.8%)
Altabancorp	291	12,851
Cadence Bancorp	9,696	212,924
Coastal Financial Corp.*	1,352	43,075
CrossFirst Bankshares, Inc.*	5,187	67,431
Customers Bancorp, Inc.*	400	17,208
Eastern Bankshares, Inc.	8,085	164,126
FB Financial Corp.	675	28,944
First Financial Bankshares, Inc.	26,393	1,212,758
Five Star Bancorp	462	11,060
Glacier Bancorp, Inc.	2,618	144,906
Great Western Bancorp, Inc.	260	8,513
Investors Bancorp, Inc.	17,258	260,768
Lakeland Financial Corp.	637	45,380
Live Oak Bancshares, Inc.	6,886	438,156
Metrocity Bankshares, Inc.	1,133	23,759
Metropolitan Bank Holding Corp.*	128	10,790
Origin Bancorp, Inc.	999	42,308
Pacific Premier Bancorp, Inc.	2,221	92,038

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
RBB Bancorp	430	$10,840
ServisFirst Bancshares, Inc.	9,086	706,891
Silvergate Capital Corp., Class A*	5,321	614,576
Southern First Bancshares, Inc.*	676	36,166
Stock Yards Bancorp, Inc.	1,017	59,647
Texas Capital Bancshares, Inc.*	4,187	251,304
Triumph Bancorp, Inc.*	4,803	480,924
Veritex Holdings, Inc.	1,497	58,922
West BanCorp, Inc.	755	22,673

		5,078,938

Capital Markets (3.0%)
ABG Acquisition Corp. I, Class A*	80,054	779,726
Artisan Partners Asset Management, Inc., Class A	12,777	625,051
Big Sky Growth Partners, Inc.(x)*	180,990	1,806,280
Blucora, Inc.*	4,307	67,146
BowX Acquisition Corp., Class A(x)*	162,789	1,627,890
Brightsphere Investment Group, Inc.	12,677	331,250
Cohen & Steers, Inc.	5,429	454,787
Digital Transformation Opportunities Corp.(x)*	30,950	303,310
Donnelley Financial Solutions, Inc.*	591	20,460
Dynamics Special Purpose Corp., Class A(x)*	321,503	3,195,740
Focus Financial Partners, Inc., Class A*	12,898	675,468
GAMCO Investors, Inc., Class A	1,016	26,802
GCM Grosvenor, Inc., Class A(x)	8,117	93,508
Greenhill & Co., Inc.	3,257	47,617
Hamilton Lane, Inc., Class A	7,432	630,382
Houlihan Lokey, Inc.	9,699	893,278
MELI Kaszek Pioneer Corp., Class A*	129,083	1,426,367
Moelis & Co., Class A	7,334	453,755
Open Lending Corp., Class A*	22,724	819,655
PJT Partners, Inc., Class A	4,412	349,033
Pzena Investment Management, Inc., Class A	3,869	38,071
Ribbit LEAP Ltd.*	100,043	1,046,450
StepStone Group, Inc., Class A	8,747	372,972
StoneX Group, Inc.*	303	19,968
TCV Acquisition Corp., Class A*	105,670	1,035,566
USHG Acquisition Corp.*	179,972	1,792,701
Value Line, Inc.	160	5,482
Virtus Investment Partners, Inc.	1,650	512,028
WisdomTree Investments, Inc.	22,306	126,475

		19,577,218

Consumer Finance (0.1%)
Atlanticus Holdings Corp.*	1,120	59,427
Curo Group Holdings Corp.	4,727	81,919
FirstCash, Inc.	554	48,475
Green Dot Corp., Class A*	872	43,888
LendingTree, Inc.*	2,538	354,888
PROG Holdings, Inc.	2,272	95,447
Regional Management Corp.	733	42,646

		726,690

Diversified Financial Services (0.3%)
Cipher Mining, Inc.(r)*	177,092	1,620,551

Insurance (0.8%)
Bright Health Group, Inc.(x)*	7,215	58,874
BRP Group, Inc., Class A*	10,130	337,228
eHealth, Inc.*	1,497	60,629
Goosehead Insurance, Inc., Class A	629	95,790
Heritage Insurance Holdings, Inc.	411	2,799
Investors Title Co.	32	5,843
James River Group Holdings Ltd.	1,113	41,994
Kinsale Capital Group, Inc.	4,689	758,211
Oscar Health, Inc., Class A*	99,047	1,722,427
Palomar Holdings, Inc.*	5,360	433,249
RLI Corp.	8,059	808,076
Selectquote, Inc.*	29,255	378,267
Trupanion, Inc.*	8,329	646,914

		5,350,301

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	988	52,838
PennyMac Mortgage Investment Trust (REIT)	4,288	84,431

		137,269

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	1,011	52,107
Bridgewater Bancshares, Inc.*	1,145	20,049
Columbia Financial, Inc.*	3,112	57,572
Hingham Institution For Savings (The)	30	10,101
Kearny Financial Corp.	5,120	63,642
Luther Burbank Corp.	436	5,847
Meta Financial Group, Inc.	2,035	106,797
NMI Holdings, Inc., Class A*	1,161	26,250
Walker & Dunlop, Inc.	629	71,391
Waterstone Financial, Inc.	393	8,052

		421,808

Total Financials		32,912,775

Health Care (30.0%)
Biotechnology (9.9%)
4D Molecular Therapeutics, Inc.(x)*	41,152	1,109,869
Abcam plc (ADR)*	95,955	1,945,008
ACADIA Pharmaceuticals, Inc.*	26,160	434,518
Acumen Pharmaceuticals, Inc.(x)*	1,132	16,822
Adagio Therapeutics, Inc.(x)*	2,639	111,471
Aerovate Therapeutics, Inc.(x)*	1,196	25,092
Affimed NV*	25,650	158,517
Agenus, Inc.*	44,866	235,547
Akebia Therapeutics, Inc.*	15,488	44,605
Akero Therapeutics, Inc.(x)*	4,295	95,993
Albireo Pharma, Inc.*	2,868	89,482
Aldeyra Therapeutics, Inc.*	10,778	94,631
Alector, Inc.*	12,796	292,005
Aligos Therapeutics, Inc.(x)*	4,542	70,446
Alkermes plc*	34,969	1,078,444
Allakos, Inc.*	7,623	807,047
Allogene Therapeutics, Inc.*	42,888	1,102,222
Allovir, Inc.*	6,489	162,614
Alpine Immune Sciences, Inc.(x)*	2,473	26,387
ALX Oncology Holdings, Inc.*	3,868	285,690
Amicus Therapeutics, Inc.*	57,396	548,132
Anavex Life Sciences Corp.(x)*	14,130	253,634
Apellis Pharmaceuticals, Inc.*	14,184	467,505
Applied Molecular Transport, Inc.(x)*	5,460	141,250
Applied Therapeutics, Inc.*	3,020	50,132
AquaBounty Technologies, Inc.(x)*	3,965	16,138
Arcutis Biotherapeutics, Inc.*	654	15,624
Ardelyx, Inc.*	14,443	19,065
Arena Pharmaceuticals, Inc.*	1,292	76,939
Arrowhead Pharmaceuticals, Inc.*	22,093	1,379,266
Atara Biotherapeutics, Inc.*	1,610	28,819
Athenex, Inc.*	11,420	34,374
Athersys, Inc.(x)*	38,407	51,081
Atossa Therapeutics, Inc.(x)*	1,931	6,295
Avid Bioservices, Inc.*	12,452	268,590
Avidity Biosciences, Inc.*	1,431	35,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Avita Medical, Inc.(x)*	5,248	$92,995
Beam Therapeutics, Inc.*	42,766	3,721,070
Beyondspring, Inc.(x)*	4,853	76,483
BioAtla, Inc.*	3,359	98,889
BioCryst Pharmaceuticals, Inc.*	3,828	55,008
Biohaven Pharmaceutical Holding Co. Ltd.*	8,135	1,130,033
Biomea Fusion, Inc.(x)*	1,854	22,192
Bioxcel Therapeutics, Inc.(x)*	3,724	113,023
Blueprint Medicines Corp.*	11,916	1,225,084
Bridgebio Pharma, Inc.(x)*	15,769	739,093
Brooklyn ImmunoTherapeutics, Inc.(x)*	5,576	51,857
C4 Therapeutics, Inc.(x)*	33,852	1,512,507
CareDx, Inc.*	11,044	699,858
Caribou Biosciences, Inc.*	2,394	57,145
Celcuity, Inc.(x)*	2,050	36,900
Celldex Therapeutics, Inc.*	7,858	424,253
CEL-SCI Corp.(x)*	7,292	80,139
Century Therapeutics, Inc.(x)*	38,256	962,521
Cerevel Therapeutics Holdings, Inc.(x)*	8,699	256,621
ChemoCentryx, Inc.*	579	9,901
Chimerix, Inc.*	10,846	67,137
Clene, Inc.(x)*	2,570	17,553
Clovis Oncology, Inc.(x)*	24,434	108,976
Codiak Biosciences, Inc.*	3,439	56,159
Cogent Biosciences, Inc.(x)*	2,429	20,428
Coherus Biosciences, Inc.(x)*	14,127	227,021
Cortexyme, Inc.(x)*	4,356	399,271
Crinetics Pharmaceuticals, Inc.*	6,905	145,350
Cue Biopharma, Inc.*	6,616	96,395
Cullinan Oncology, Inc.(x)*	379	8,554
Curis, Inc.(x)*	16,079	125,899
Cytokinetics, Inc.*	16,052	573,698
CytomX Therapeutics, Inc.*	12,222	62,210
Day One Biopharmaceuticals, Inc.(x)*	1,341	31,822
Deciphera Pharmaceuticals, Inc.*	7,456	253,355
Denali Therapeutics, Inc.*	19,825	1,000,171
DermTech, Inc.(x)*	5,265	169,059
Design Therapeutics, Inc.(x)*	1,700	24,973
Dicerna Pharmaceuticals, Inc.*	15,195	306,331
Dynavax Technologies Corp.(x)*	23,541	452,223
Eagle Pharmaceuticals, Inc.*	1,199	66,880
Editas Medicine, Inc.(x)*	32,323	1,327,829
Eliem Therapeutics, Inc.(x)*	836	15,031
Enanta Pharmaceuticals, Inc.*	442	25,110
Epizyme, Inc.(x)*	19,964	102,216
Erasca, Inc.(x)*	2,556	54,238
Evelo Biosciences, Inc.(x)*	6,814	47,971
Fate Therapeutics, Inc.*	28,303	1,677,519
FibroGen, Inc.*	17,072	174,476
Flexion Therapeutics, Inc.(x)*	10,557	64,398
Foghorn Therapeutics, Inc.(x)*	763	10,629
Forte Biosciences, Inc.(x)*	2,496	7,388
Fortress Biotech, Inc.*	15,681	50,493
G1 Therapeutics, Inc.(x)*	5,107	68,536
Gemini Therapeutics, Inc.(x)*	1,387	5,603
Generation Bio Co.*	8,896	223,023
Global Blood Therapeutics, Inc.*	13,108	333,992
Graphite Bio, Inc.(x)*	44,663	732,027
Greenwich Lifesciences, Inc.*	896	35,007
GT Biopharma, Inc.(x)*	4,060	27,364
Halozyme Therapeutics, Inc.*	30,712	1,249,364
Harpoon Therapeutics, Inc.(x)*	4,201	33,188
Heron Therapeutics, Inc.(x)*	20,091	214,773
Hookipa Pharma, Inc.*	2,801	16,498
Humanigen, Inc.(x)*	9,899	58,701
Icosavax, Inc.*	1,661	49,149
Ideaya Biosciences, Inc.*	1,660	42,313
IGM Biosciences, Inc.*	1,751	115,146
Imago Biosciences, Inc.(x)*	1,179	23,615
Immuneering Corp., Class A(x)*	996	26,444
ImmunityBio, Inc.(x)*	1,696	16,519
ImmunoGen, Inc.*	23,512	133,313
Immunovant, Inc.(x)*	5,348	46,474
Infinity Pharmaceuticals, Inc.(x)*	17,667	60,421
Inhibrx, Inc.(x)*	6,159	205,156
Insmed, Inc.*	24,984	688,059
Instil Bio, Inc.(x)*	1,735	31,013
Intellia Therapeutics, Inc.*	46,433	6,228,987
Intercept Pharmaceuticals, Inc.(x)*	6,119	90,867
Invitae Corp.(x)*	11,245	319,695
Ironwood Pharmaceuticals, Inc.*	31,792	415,204
IVERIC bio, Inc.*	4,526	73,502
Janux Therapeutics, Inc.*	1,631	35,279
Kadmon Holdings, Inc.*	37,792	329,168
KalVista Pharmaceuticals, Inc.*	4,400	76,780
Karuna Therapeutics, Inc.*	4,849	593,178
Karyopharm Therapeutics, Inc.(x)*	15,944	92,794
Keros Therapeutics, Inc.*	3,300	130,548
Kiniksa Pharmaceuticals Ltd., Class A(x)*	2,980	33,942
Kinnate Biopharma, Inc.(x)*	191	4,397
Kodiak Sciences, Inc.*	7,305	701,134
Kronos Bio, Inc.*	1,040	21,798
Krystal Biotech, Inc.*	1,445	75,443
Kymera Therapeutics, Inc.*	7,470	438,788
Lexicon Pharmaceuticals, Inc.*	5,197	24,998
Ligand Pharmaceuticals, Inc.*	398	55,449
Lyell Immunopharma, Inc.(x)*	56,957	842,964
MacroGenics, Inc.*	11,995	251,175
Madrigal Pharmaceuticals, Inc.*	2,506	199,954
Magenta Therapeutics, Inc.*	5,903	42,974
MannKind Corp.(x)*	5,059	22,007
MaxCyte, Inc.(x)*	138,651	1,692,929
MEI Pharma, Inc.*	23,717	65,459
MeiraGTx Holdings plc*	215	2,834
Mersana Therapeutics, Inc.*	11,324	106,785
MiMedx Group, Inc.*	15,639	94,772
Mirum Pharmaceuticals, Inc.*	298	5,936
Molecular Templates, Inc.*	8,117	54,465
Monte Rosa Therapeutics, Inc.(x)*	1,426	31,771
Morphic Holding, Inc.*	4,528	256,466
Neoleukin Therapeutics, Inc.*	1,934	13,983
NexImmune, Inc.(x)*	2,479	37,532
Nurix Therapeutics, Inc.*	6,331	189,677
Nuvalent, Inc., Class A(x)*	1,319	29,743
Ocugen, Inc.(x)*	40,161	288,356
Olema Pharmaceuticals, Inc.(x)*	2,510	69,176
Omega Therapeutics, Inc.(x)*	865	16,305
Oncocyte Corp.*	10,146	36,120
Organogenesis Holdings, Inc.*	8,127	115,728
ORIC Pharmaceuticals, Inc.*	915	19,133
Outlook Therapeutics, Inc.(x)*	19,319	41,922
Oyster Point Pharma, Inc.*	199	2,358
Passage Bio, Inc.*	72,104	718,156
PMV Pharmaceuticals, Inc.*	5,788	172,482
Praxis Precision Medicines, Inc.*	470	8,690
Precigen, Inc.(x)*	18,416	91,896
Precision BioSciences, Inc.*	11,071	127,759
Prelude Therapeutics, Inc.(x)*	2,373	74,156
Prometheus Biosciences, Inc.(x)*	375	8,891
Protagonist Therapeutics, Inc.*	9,728	172,380
Prothena Corp. plc*	5,839	415,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
PTC Therapeutics, Inc.*	15,211	$566,001
Puma Biotechnology, Inc.*	7,419	52,007
Radius Health, Inc.*	10,355	128,506
RAPT Therapeutics, Inc.*	4,619	143,420
Recursion Pharmaceuticals, Inc., Class A(x)*	4,071	93,674
REGENXBIO, Inc.*	4,525	189,688
Relay Therapeutics, Inc.*	37,349	1,177,614
Reneo Pharmaceuticals, Inc.(x)*	894	6,660
Replimune Group, Inc.*	4,501	133,410
REVOLUTION Medicines, Inc.*	1,881	51,746
Rigel Pharmaceuticals, Inc.*	37,044	134,470
Rocket Pharmaceuticals, Inc.*	8,942	267,276
Rubius Therapeutics, Inc.(x)*	10,012	179,015
Sana Biotechnology, Inc.(x)*	85,897	1,934,400
Sangamo Therapeutics, Inc.*	23,440	211,194
Scholar Rock Holding Corp.*	5,096	168,270
Selecta Biosciences, Inc.*	2,286	9,510
Seres Therapeutics, Inc.(x)*	14,530	101,129
Sesen Bio, Inc.(x)*	37,966	30,115
Shattuck Labs, Inc.*	4,805	97,926
Sigilon Therapeutics, Inc.*	17	96
Sorrento Therapeutics, Inc.(x)*	54,281	414,164
Spectrum Pharmaceuticals, Inc.*	34,334	74,848
Spero Therapeutics, Inc.*	5,031	92,621
SpringWorks Therapeutics, Inc.*	6,379	404,684
Stoke Therapeutics, Inc.*	4,228	107,560
Summit Therapeutics, Inc.(x)*	4,865	24,374
Sutro Biopharma, Inc.*	756	14,281
Syndax Pharmaceuticals, Inc.*	2,226	42,539
Syros Pharmaceuticals, Inc.(x)*	6,303	28,174
Talaris Therapeutics, Inc.(x)*	1,265	17,153
Taysha Gene Therapies, Inc.(x)*	4,046	75,337
Tenaya Therapeutics, Inc.(x)*	1,697	35,043
TG Therapeutics, Inc.*	27,948	930,109
Travere Therapeutics, Inc.*	878	21,292
Trevena, Inc.(x)*	12,200	15,006
Trillium Therapeutics, Inc.*	3,309	58,106
Turning Point Therapeutics, Inc.*	1,089	72,342
Twist Bioscience Corp.*	10,295	1,101,256
UroGen Pharma Ltd.(x)*	3,010	50,628
Vaxart, Inc.(x)*	23,499	186,817
Vaxcyte, Inc.(x)*	2,395	60,761
VBI Vaccines, Inc.(x)*	34,461	107,174
Vera Therapeutics, Inc.(x)*	824	14,296
Verastem, Inc.*	38,518	118,635
Vericel Corp.(x)*	10,140	494,832
Verve Therapeutics, Inc.(x)*	1,980	93,060
Vincerx Pharma, Inc.(x)*	2,756	44,565
Vir Biotechnology, Inc.*	13,103	570,243
Viracta Therapeutics, Inc.(x)*	1,727	13,851
VistaGen Therapeutics, Inc.(x)*	35,562	97,440
Vor BioPharma, Inc.(x)*	287	4,500
Werewolf Therapeutics, Inc.(x)*	1,025	17,589
Xencor, Inc.*	12,414	405,441
XOMA Corp.(x)*	179	4,430
Y-mAbs Therapeutics, Inc.*	7,647	218,245
Zentalis Pharmaceuticals, Inc.*	7,805	520,125
ZIOPHARM Oncology, Inc.(x)*	46,198	84,080

		63,525,058

Health Care Equipment & Supplies (5.4%)
Accelerate Diagnostics, Inc.*	6,948	40,507
Accuray, Inc.*	20,707	81,793
Acutus Medical, Inc.(x)*	4,112	36,350
Alphatec Holdings, Inc.(x)*	14,149	172,476
Angle plc*	1,626,233	2,948,092
Apyx Medical Corp.*	6,845	94,803
Asensus Surgical, Inc.(x)*	16,339	30,227
Aspira Women’s Health, Inc.(x)*	15,001	48,753
AtriCure, Inc.*	9,772	679,643
Atrion Corp.	305	212,737
Axogen, Inc.*	8,513	134,505
Axonics, Inc.*	9,939	646,930
BioLife Solutions, Inc.*	5,332	225,650
Bioventus, Inc., Class A(x)*	2,926	41,432
Butterfly Network, Inc.(x)*	39,643	413,873
Cardiovascular Systems, Inc.*	8,603	282,436
Cerus Corp.*	37,309	227,212
ClearPoint Neuro, Inc.(x)*	4,204	74,621
CONMED Corp.	6,332	828,416
CryoLife, Inc.*	7,296	162,628
CryoPort, Inc.*	8,843	588,148
Cutera, Inc.*	3,815	177,779
CVRx, Inc.(x)*	1,345	22,246
CytoSorbents Corp.*	9,159	74,371
Eargo, Inc.(x)*	4,259	28,663
Figs, Inc., Class A(x)*	136,012	5,051,486
Glaukos Corp.*	9,803	472,211
Haemonetics Corp.*	7,508	529,990
Heska Corp.*	2,128	550,173
Inari Medical, Inc.*	7,410	600,951
Inogen, Inc.*	4,230	182,271
Intersect ENT, Inc.*	7,227	196,574
iRadimed Corp.*	1,311	44,036
iRhythm Technologies, Inc.*	6,439	377,068
Lantheus Holdings, Inc.*	2,253	57,857
LeMaitre Vascular, Inc.	4,014	213,103
LivaNova plc*	9,385	743,198
Meridian Bioscience, Inc.*	1,079	20,760
Merit Medical Systems, Inc.*	9,956	714,841
Misonix, Inc.*	1,563	39,544
Neogen Corp.*	21,980	954,591
Neuronetics, Inc.*	5,020	32,931
NeuroPace, Inc.(x)*	1,465	23,220
Nevro Corp.*	7,540	877,505
NuVasive, Inc.*	11,304	676,544
Ortho Clinical Diagnostics Holdings plc*	23,804	439,898
OrthoPediatrics Corp.*	3,002	196,661
Outset Medical, Inc.*	46,599	2,303,855
PAVmed, Inc.(x)*	15,807	134,992
Penumbra, Inc.*	6,581	1,753,836
Pulmonx Corp.*	5,657	203,539
Pulse Biosciences, Inc.(x)*	2,813	60,761
Quotient Ltd.*	389,616	911,701
Retractable Technologies, Inc.(x)*	3,579	39,476
RxSight, Inc.(x)*	1,293	16,382
SeaSpine Holdings Corp.*	3,563	56,046
Senseonics Holdings, Inc.(x)*	93,970	318,558
Shockwave Medical, Inc.*	7,354	1,514,042
SI-BONE, Inc.*	7,147	153,089
Sientra, Inc.*	10,635	60,939
Sight Sciences, Inc.*	1,883	42,744
Silk Road Medical, Inc.*	7,407	407,607
Soliton, Inc.(x)*	2,512	51,144
STAAR Surgical Co.*	10,353	1,330,671
Stereotaxis, Inc.*	10,578	56,910
Surmodics, Inc.*	3,013	167,523
Tactile Systems Technology, Inc.*	4,217	187,446
TransMedics Group, Inc.*	5,624	186,098
Treace Medical Concepts, Inc.*	2,392	64,345
Utah Medical Products, Inc.	78	7,242
Vapotherm, Inc.*	4,925	109,680
Varex Imaging Corp.*	1,205	33,981
ViewRay, Inc.*	30,309	218,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Warby Parker, Inc., Class A*	58,662	$3,112,019
Zynex, Inc.(x)*	4,274	48,681

		34,821,539

Health Care Providers & Services (5.4%)
1Life Healthcare, Inc.*	25,442	515,200
Accolade, Inc.*	11,004	464,039
Addus HomeCare Corp.*	1,450	115,637
Agiliti, Inc.(x)*	5,202	99,046
agilon health, Inc.*	136,374	3,574,363
Alignment Healthcare, Inc.(x)*	101,742	1,625,837
AMN Healthcare Services, Inc.*	10,270	1,178,482
Apollo Medical Holdings, Inc.(x)*	8,198	746,428
Apria, Inc.*	1,531	56,877
Aveanna Healthcare Holdings, Inc.*	8,613	69,076
Biodesix, Inc.(x)*	2,615	21,495
Castle Biosciences, Inc.*	4,282	284,753
Community Health Systems, Inc.*	23,612	276,260
CorVel Corp.*	1,924	358,287
Covetrus, Inc.*	436,522	7,918,509
Cross Country Healthcare, Inc.*	904	19,201
Ensign Group, Inc. (The)	11,457	858,015
Exagen, Inc.*	742	10,091
Fulgent Genetics, Inc.(x)*	578	51,991
Guardant Health, Inc.*	28,508	3,563,785
Hanger, Inc.*	8,337	183,081
HealthEquity, Inc.*	44,779	2,899,888
InfuSystem Holdings, Inc.*	3,646	47,507
Innovage Holding Corp.*	3,968	26,228
Joint Corp. (The)*	3,008	294,844
LHC Group, Inc.*	6,649	1,043,295
LifeStance Health Group, Inc.(x)*	6,024	87,348
MEDNAX, Inc.*	8,846	251,492
ModivCare, Inc.*	902	163,821
National Research Corp.	3,045	128,408
Ontrak, Inc.(x)*	1,828	18,353
Owens & Minor, Inc.	13,063	408,741
Patterson Cos., Inc.	4,776	143,949
Pennant Group, Inc. (The)*	5,568	156,405
PetIQ, Inc.(x)*	5,783	144,402
Privia Health Group, Inc.*	63,911	1,505,743
Progyny, Inc.*	13,736	769,216
R1 RCM, Inc.*	26,008	572,436
RadNet, Inc.*	10,005	293,247
Select Medical Holdings Corp.	24,113	872,167
Sharps Compliance Corp.(x)*	2,991	24,736
Signify Health, Inc., Class A(x)*	63,885	1,141,625
SOC Telemed, Inc.(x)*	10,007	22,616
Surgery Partners, Inc.*	6,926	293,247
Talkspace, Inc.(r)*	192,245	663,101
Tenet Healthcare Corp.*	2,770	184,039
Tivity Health, Inc.*	5,862	135,178
US Physical Therapy, Inc.	2,795	309,127
Viemed Healthcare, Inc.*	1,286	7,137

		34,598,749

Health Care Technology (3.8%)
Doximity, Inc., Class A*	109,692	8,852,144
Evolent Health, Inc., Class A*	3,441	106,671
Forian, Inc.(x)*	3,703	38,215
Health Catalyst, Inc.*	10,867	543,459
iCAD, Inc.*	4,841	52,041
Inovalon Holdings, Inc., Class A*	16,470	663,576
Inspire Medical Systems, Inc.*	29,023	6,758,876
Multiplan Corp.(x)*	7,895	44,449
NantHealth, Inc.*	2,744	4,418
Omnicell, Inc.*	9,374	1,391,383
OptimizeRx Corp.*	3,770	322,523
Phreesia, Inc.*	10,603	654,205
Schrodinger, Inc.*	31,289	$1,710,883
Sema4 Holdings Corp.(r)(x)*	411,938	2,907,747
Simulations Plus, Inc.	3,385	133,707
Tabula Rasa HealthCare, Inc.*	4,913	128,770
Vocera Communications, Inc.*	7,543	345,168

		24,658,235

Life Sciences Tools & Services (3.9%)
23andMe Holding Co.(r)*	168,386	1,418,787
AbCellera Biologics, Inc.(x)*	56,440	1,131,058
Absci Corp.*	1,692	19,678
Akoya Biosciences, Inc.(x)*	1,587	22,154
Alpha Teknova, Inc.(x)*	789	19,638
Berkeley Lights, Inc.*	10,610	207,532
Bionano Genomics, Inc.(x)*	61,462	338,041
ChromaDex Corp.(x)*	9,977	62,556
Codexis, Inc.*	13,177	306,497
Cytek Biosciences, Inc.*	2,741	58,685
Fluidigm Corp.(x)*	1,206	7,948
Harvard Bioscience, Inc.*	7,504	52,378
Inotiv, Inc.*	2,890	84,504
Medpace Holdings, Inc.*	6,315	1,195,303
NanoString Technologies, Inc.*	165,259	7,934,085
NeoGenomics, Inc.*	24,721	1,192,541
Olink Holding AB (ADR)(x)*	58,342	1,414,793
Pacific Biosciences of California, Inc.*	19,383	495,236
Personalis, Inc.*	672	12,929
Quanterix Corp.*	6,743	335,734
Rapid Micro Biosystems, Inc., Class A*	918	16,955
Seer, Inc.(x)*	92,578	3,196,718
Singular Genomics Systems, Inc.(x)*	1,401	15,677
SomaLogic, Inc.(r)(x)*	164,933	1,941,344
Stevanato Group SpA(x)*	137,579	3,482,124

		24,962,895

Pharmaceuticals (1.6%)
9 Meters Biopharma, Inc.(x)*	46,705	60,716
Aclaris Therapeutics, Inc.(x)*	11,061	199,098
Aerie Pharmaceuticals, Inc.*	9,319	106,237
Amneal Pharmaceuticals, Inc.*	22,034	117,662
Amphastar Pharmaceuticals, Inc.*	2,529	48,076
Ampio Pharmaceuticals, Inc.(x)*	42,072	69,839
Angion Biomedica Corp.(x)*	4,576	44,708
Antares Pharma, Inc.*	35,968	130,923
Arvinas, Inc.*	9,514	781,861
ATAI Life Sciences NV(x)*	108,262	1,601,195
Atea Pharmaceuticals, Inc.(x)*	1,115	39,092
Avalo Therapeutics, Inc.*	10,921	23,808
Axsome Therapeutics, Inc.(x)*	6,093	200,825
BioDelivery Sciences International, Inc.*	20,872	75,348
Cassava Sciences, Inc.(x)*	8,350	518,368
Collegium Pharmaceutical, Inc.*	7,603	150,083
Corcept Therapeutics, Inc.*	21,081	414,874
CorMedix, Inc.(x)*	1,141	5,306
Cyteir Therapeutics, Inc.*	983	17,252
Durect Corp.*	53,787	68,847
Edgewise Therapeutics, Inc.(x)*	2,691	44,671
Esperion Therapeutics, Inc.(x)*	5,693	68,601
Evolus, Inc.(x)*	7,224	55,047
GH Research plc(x)*	47,187	1,040,945
Harmony Biosciences Holdings, Inc.(x)*	4,925	188,775
Innoviva, Inc.*	1,173	19,601
Intra-Cellular Therapies, Inc.*	15,422	574,932
Kala Pharmaceuticals, Inc.(x)*	8,196	21,474
Kaleido Biosciences, Inc.(x)*	4,605	25,143

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
KemPharm, Inc.(x)*	3,190	$29,763
Landos Biopharma, Inc.(x)*	899	13,125
Marinus Pharmaceuticals, Inc.(x)*	8,201	93,327
Mind Medicine MindMed, Inc.(x)*	75,525	175,973
NGM Biopharmaceuticals, Inc.*	701	14,735
Nuvation Bio, Inc.(x)*	12,110	120,373
Ocular Therapeutix, Inc.*	16,596	165,960
Omeros Corp.(x)*	13,039	179,808
Oramed Pharmaceuticals, Inc.(x)*	6,566	144,321
Pacira BioSciences, Inc.*	9,533	533,848
Paratek Pharmaceuticals, Inc.(x)*	9,916	48,192
Phathom Pharmaceuticals, Inc.*	4,460	143,166
Phibro Animal Health Corp., Class A	4,502	96,973
Pliant Therapeutics, Inc.(x)*	5,032	84,940
Rain Therapeutics, Inc.(x)*	1,061	15,873
Reata Pharmaceuticals, Inc., Class A*	5,203	523,474
Relmada Therapeutics, Inc.*	3,448	90,372
Revance Therapeutics, Inc.*	15,386	428,654
Seelos Therapeutics, Inc.(x)*	20,958	50,509
SIGA Technologies, Inc.*	10,564	78,068
Tarsus Pharmaceuticals, Inc.*	1,333	28,726
Terns Pharmaceuticals, Inc.(x)*	2,118	22,070
TherapeuticsMD, Inc.(x)*	88,632	65,712
Theravance Biopharma, Inc.*	11,891	87,993
Verrica Pharmaceuticals, Inc.(x)*	3,299	41,237
WaVe Life Sciences Ltd.*	8,175	40,057

		10,030,556

Total Health Care		192,597,032

Industrials (8.3%)
Aerospace & Defense (0.2%)
Aerojet Rocketdyne Holdings, Inc.	13,014	566,760
AeroVironment, Inc.*	4,908	423,659
Byrna Technologies, Inc.*	3,986	87,134
Kratos Defense & Security Solutions, Inc.*	6,048	134,931
PAE, Inc.*	16,074	96,122

		1,308,606

Air Freight & Logistics (0.1%)
Echo Global Logistics, Inc.*	1,879	89,647
Forward Air Corp.	5,941	493,222

		582,869

Airlines (0.1%)
Allegiant Travel Co.*	3,359	656,617
Frontier Group Holdings, Inc.(x)*	7,528	118,867
Sun Country Airlines Holdings, Inc.*	3,747	125,675

		901,159

Building Products (0.6%)
AAON, Inc.	9,124	596,162
Cornerstone Building Brands, Inc.*	12,062	176,226
CSW Industrials, Inc.	3,183	406,469
Gibraltar Industries, Inc.*	2,080	144,872
Insteel Industries, Inc.	433	16,476
JELD-WEN Holding, Inc.*	7,302	182,769
Masonite International Corp.*	5,268	559,093
PGT Innovations, Inc.*	6,147	117,408
Resideo Technologies, Inc.*	3,827	94,871
Simpson Manufacturing Co., Inc.	9,466	1,012,578
UFP Industries, Inc.	11,849	805,495

		4,112,419

Commercial Services & Supplies (0.8%)
Brink’s Co. (The)	10,622	672,373
Casella Waste Systems, Inc., Class A*	9,863	748,996
Cimpress plc*	3,688	320,229
Covanta Holding Corp.	26,169	526,520
Harsco Corp.*	7,390	125,260
Healthcare Services Group, Inc.	8,587	214,589
Heritage-Crystal Clean, Inc.*	1,357	39,326
HNI Corp.	1,047	38,446
Interface, Inc.	3,000	45,450
Montrose Environmental Group, Inc.*	5,035	310,861
Pitney Bowes, Inc.	13,090	94,379
SP Plus Corp.*	5,152	158,012
Tetra Tech, Inc.	11,732	1,752,057
US Ecology, Inc.*	845	27,336
Viad Corp.*	4,394	199,531

		5,273,365

Construction & Engineering (0.6%)
Ameresco, Inc., Class A*	6,719	392,591
Comfort Systems USA, Inc.	7,775	554,513
Construction Partners, Inc., Class A*	6,316	210,765
Dycom Industries, Inc.*	5,309	378,213
EMCOR Group, Inc.	1,137	131,187
IES Holdings, Inc.*	1,919	87,679
Infrastructure and Energy Alternatives, Inc.*	2,384	27,249
MYR Group, Inc.*	2,696	268,252
NV5 Global, Inc.*	695	68,506
Sterling Construction Co., Inc.*	1,267	28,723
WillScot Mobile Mini Holdings Corp.*	45,290	1,436,599

		3,584,277

Electrical Equipment (0.7%)
Advent Technologies Holdings, Inc.(x)*	2,642	22,985
Allied Motion Technologies, Inc.	2,503	78,294
Array Technologies, Inc.*	6,318	117,009
Atkore, Inc.*	10,050	873,546
Babcock & Wilcox Enterprises, Inc.*	2,971	19,044
Beam Global(x)*	1,680	45,982
Blink Charging Co.(x)*	7,948	227,392
Bloom Energy Corp., Class A*	30,375	568,620
EnerSys	1,037	77,194
Eos Energy Enterprises, Inc.(x)*	9,252	129,806
FTC Solar, Inc.(x)*	4,093	31,885
FuelCell Energy, Inc.(x)*	54,742	366,224
GrafTech International Ltd.	39,017	402,655
Romeo Power, Inc.(x)*	21,360	105,732
Stem, Inc.(x)*	10,581	252,780
TPI Composites, Inc.*	7,809	263,554
Vicor Corp.*	4,598	616,868

		4,199,570

Industrial Conglomerates (0.1%)
Raven Industries, Inc.*	7,773	447,802

Machinery (2.5%)
AgEagle Aerial Systems, Inc.(x)*	9,521	28,658
Alamo Group, Inc.	1,949	271,944
Albany International Corp., Class A	1,340	103,006
Blue Bird Corp.*	1,545	32,229
Chart Industries, Inc.*	4,782	913,888
CIRCOR International, Inc.*	4,128	136,265
Commercial Vehicle Group, Inc.*	2,729	25,816
Desktop Metal, Inc., Class A(x)*	435,193	3,120,334
Douglas Dynamics, Inc.	5,058	183,605
Energy Recovery, Inc.*	9,190	174,886
Enerpac Tool Group Corp.	13,234	274,341
ESCO Technologies, Inc.	453	34,881
Evoqua Water Technologies Corp.*	25,219	947,226
ExOne Co. (The)(x)*	77	1,800
Federal Signal Corp.	13,171	508,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Electric Co., Inc.	10,095	$806,086
Gorman-Rupp Co. (The)	650	23,276
Helios Technologies, Inc.	7,061	579,779
Hillenbrand, Inc.	8,790	374,893
Hydrofarm Holdings Group, Inc.(x)*	8,441	319,492
Hyliion Holdings Corp.(x)*	4,995	41,958
John Bean Technologies Corp.	6,837	960,940
Kadant, Inc.	2,516	513,516
Lindsay Corp.	2,152	326,652
Luxfer Holdings plc	2,644	51,902
Lydall, Inc.*	1,694	105,180
Meritor, Inc.*	12,592	268,336
Mueller Industries, Inc.	4,727	194,280
Mueller Water Products, Inc., Class A	2,321	35,326
Nikola Corp.(x)*	48,890	521,656
Omega Flex, Inc.	688	98,171
Proto Labs, Inc.*	981	65,335
RBC Bearings, Inc.*	771	163,606
REV Group, Inc.	769	13,196
Rexnord Corp.	13,936	895,945
Shyft Group, Inc. (The)	7,539	286,557
SPX Corp.*	7,957	425,302
SPX FLOW, Inc.	735	53,728
Tennant Co.	4,047	299,276
Terex Corp.	14,947	629,269
Titan International, Inc.*	1,972	14,119
Wabash National Corp.	1,189	17,990
Watts Water Technologies, Inc., Class A	3,331	559,908
Welbilt, Inc.*	28,510	662,572

		16,065,789

Professional Services (1.7%)
ASGN, Inc.*	10,136	1,146,787
Atlas Technical Consultants, Inc.(x)*	800	8,136
CRA International, Inc.	1,438	142,851
Exponent, Inc.	11,299	1,278,482
First Advantage Corp.*	5,478	104,356
Forrester Research, Inc.*	2,559	126,056
Franklin Covey Co.*	3,002	122,451
Heidrick & Struggles International, Inc.	1,936	86,404
HireQuest, Inc.(x)	999	19,311
Huron Consulting Group, Inc.*	614	31,928
Insperity, Inc.	7,917	876,729
KBR, Inc.	27,017	1,064,470
Kforce, Inc.	4,438	264,682
TriNet Group, Inc.*	8,854	837,411
Upwork, Inc.*	103,064	4,640,972
Willdan Group, Inc.*	1,995	71,002

		10,822,028

Road & Rail (0.2%)
Daseke, Inc.*	8,664	79,795
HyreCar, Inc.(x)*	3,953	33,600
PAM Transportation Services, Inc.*	64	2,879
Saia, Inc.*	5,776	1,374,861
Universal Logistics Holdings, Inc.	1,160	23,293
Werner Enterprises, Inc.	1,562	69,150

		1,583,578

Trading Companies & Distributors (0.7%)
Alta Equipment Group, Inc.*	1,031	14,156
Applied Industrial Technologies, Inc.	8,486	764,843
Beacon Roofing Supply, Inc.*	9,145	436,765
BlueLinx Holdings, Inc.*	2,006	98,053
Boise Cascade Co.	1,826	98,567
CAI International, Inc.	802	44,840
Custom Truck One Source, Inc.(x)*	3,130	29,203
EVI Industries, Inc.(x)*	40,592	1,104,102
Global Industrial Co.	2,085	79,001
H&E Equipment Services, Inc.	7,111	246,823
Herc Holdings, Inc.*	5,457	892,001
Karat Packaging, Inc.(x)*	983	20,673
Lawson Products, Inc.*	1,017	50,860
McGrath RentCorp	3,669	263,985
Textainer Group Holdings Ltd.*	1,342	46,849
Transcat, Inc.*	1,543	99,493
WESCO International, Inc.*	1,726	199,042

		4,489,256

Total Industrials		53,370,718

Information Technology (20.4%)
Communications Equipment (0.4%)
ADTRAN, Inc.	626	11,744
CalAmp Corp.*	7,847	78,078
Calix, Inc.*	9,965	492,570
Cambium Networks Corp.*	2,293	82,984
Casa Systems, Inc.*	6,821	46,246
Clearfield, Inc.*	2,497	110,242
DZS, Inc.*	1,716	21,038
EMCORE Corp.*	1,361	10,180
Extreme Networks, Inc.*	27,228	268,196
Harmonic, Inc.*	4,016	35,140
Infinera Corp.*	39,780	330,970
Inseego Corp.(x)*	3,462	23,057
Plantronics, Inc.*	3,820	98,212
Viavi Solutions, Inc.*	44,658	702,917

		2,311,574

Electronic Equipment, Instruments & Components (1.3%)
908 Devices, Inc.(x)*	2,781	90,438
Advanced Energy Industries, Inc.	8,400	737,100
Akoustis Technologies, Inc.(x)*	9,432	91,490
Arlo Technologies, Inc.*	18,226	116,829
Badger Meter, Inc.	6,380	645,273
CTS Corp.	1,565	48,374
Fabrinet*	6,936	711,009
FARO Technologies, Inc.*	1,989	130,896
Identiv, Inc.(x)*	4,297	80,956
II-VI, Inc.*	21,191	1,257,898
Insight Enterprises, Inc.*	2,800	252,224
Iteris, Inc.*	8,930	47,150
Itron, Inc.*	8,105	612,981
Kimball Electronics, Inc.*	348	8,968
Luna Innovations, Inc.*	6,925	65,788
MicroVision, Inc.(x)*	35,780	395,369
Napco Security Technologies, Inc.*	3,222	138,804
nLight, Inc.*	9,316	262,618
Novanta, Inc.*	7,708	1,190,886
OSI Systems, Inc.*	361	34,223
Ouster, Inc.(x)*	6,388	46,760
PAR Technology Corp.(x)*	5,277	324,588
Plexus Corp.*	5,415	484,155
Rogers Corp.*	3,591	669,650
Velodyne Lidar, Inc.(x)*	16,412	97,159
Vishay Intertechnology, Inc.	4,181	83,996

		8,625,582

IT Services (3.0%)
BigCommerce Holdings, Inc.*	10,570	535,265
Brightcove, Inc.*	8,936	103,121
Cantaloupe, Inc.(x)*	12,467	134,394
Cass Information Systems, Inc.	621	25,989
CSG Systems International, Inc.	3,347	161,325
DigitalOcean Holdings, Inc.(x)*	10,153	788,177
Evertec, Inc.	13,186	602,864
Evo Payments, Inc., Class A*	10,449	247,432
ExlService Holdings, Inc.*	7,164	882,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Fastly, Inc., Class A(x)*	276,831	$11,195,046
Flywire Corp.(x)*	2,139	93,774
GreenBox POS(x)*	3,928	32,563
GreenSky, Inc., Class A*	15,301	171,065
Grid Dynamics Holdings, Inc.*	9,124	266,603
Hackett Group, Inc. (The)	5,028	98,649
I3 Verticals, Inc., Class A*	4,788	115,918
IBEX Holdings Ltd.*	1,751	29,767
International Money Express, Inc.*	6,894	115,130
MAXIMUS, Inc.	13,374	1,112,717
Paya Holdings, Inc., Class A(x)*	18,038	196,073
Perficient, Inc.*	7,099	821,354
Priority Technology Holdings, Inc.*	2,781	18,577
Rackspace Technology, Inc.(x)*	8,711	123,870
Repay Holdings Corp.*	8,182	188,432
TTEC Holdings, Inc.	4,052	378,984
Tucows, Inc., Class A(x)*	2,100	165,795
Unisys Corp.*	11,440	287,602
Verra Mobility Corp.*	29,491	444,429

		19,336,947

Semiconductors & Semiconductor Equipment (2.5%)
Alpha & Omega Semiconductor Ltd.*	3,702	116,132
Ambarella, Inc.*	7,617	1,186,272
Amkor Technology, Inc.	4,604	114,870
Atomera, Inc.(x)*	4,431	102,312
Axcelis Technologies, Inc.*	7,282	342,472
CEVA, Inc.*	4,998	213,265
CMC Materials, Inc.	6,379	786,084
Cohu, Inc.*	9,103	290,750
Diodes, Inc.*	7,355	666,289
FormFactor, Inc.*	14,850	554,350
Ichor Holdings Ltd.*	3,974	163,292
Impinj, Inc.*	4,106	234,576
Kopin Corp.*	16,439	84,332
Kulicke & Soffa Industries, Inc.	13,343	777,630
Lattice Semiconductor Corp.*	29,573	1,911,894
MACOM Technology Solutions Holdings, Inc.*	10,670	692,163
MaxLinear, Inc.*	15,480	762,390
Meta Materials, Inc.(x)*	47,537	274,764
NVE Corp.	987	63,138
Onto Innovation, Inc.*	3,360	242,760
Power Integrations, Inc.	13,153	1,302,015
Semtech Corp.*	14,093	1,098,831
Silicon Laboratories, Inc.*	9,679	1,356,609
SiTime Corp.*	2,839	579,639
SkyWater Technology, Inc.(x)*	1,583	43,058
SMART Global Holdings, Inc.*	3,890	173,105
SunPower Corp.(x)*	13,860	314,345
Synaptics, Inc.*	7,733	1,389,852
Ultra Clean Holdings, Inc.*	9,682	412,453

		16,249,642

Software (13.0%)
8x8, Inc.*	24,152	564,915
A10 Networks, Inc.*	10,986	148,091
ACI Worldwide, Inc.*	25,764	791,728
Agilysys, Inc.*	3,819	199,963
Alarm.com Holdings, Inc.*	10,315	806,530
Alkami Technology, Inc.*	1,406	34,700
Altair Engineering, Inc., Class A*	10,109	696,915
American Software, Inc., Class A	5,252	124,735
Appfolio, Inc., Class A*	4,085	491,834
Appian Corp.(x)*	126,057	11,661,533
Asana, Inc., Class A*	14,811	1,537,974
Avaya Holdings Corp.*	18,075	357,704
Benefitfocus, Inc.*	4,185	46,454
Blackbaud, Inc.*	10,572	743,740
Blackline, Inc.*	11,709	1,382,365
Bottomline Technologies DE, Inc.*	1,682	66,069
Box, Inc., Class A*	31,111	736,397
BTRS Holdings, Inc.(x)*	13,854	147,407
C3.ai, Inc., Class A(x)*	66,789	3,095,002
Cerence, Inc.*	8,252	793,100
ChannelAdvisor Corp.*	4,606	116,209
Clear Secure, Inc., Class A*	98,700	4,051,635
Cloudera, Inc.*	30,836	492,451
CommVault Systems, Inc.*	9,883	744,289
Cornerstone OnDemand, Inc.*	13,743	786,924
Couchbase, Inc.*	1,513	47,069
CS Disco, Inc.(x)*	671	32,168
Digimarc Corp.(x)*	2,816	96,983
Digital Turbine, Inc.*	19,763	1,358,706
Domo, Inc., Class B*	6,020	508,329
eGain Corp.*	1,621	16,534
Envestnet, Inc.*	11,181	897,163
EverCommerce, Inc.(x)*	2,629	43,352
Intapp, Inc.(x)*	1,608	41,422
Intelligent Systems Corp.(x)*	1,577	64,042
InterDigital, Inc.	2,694	182,707
j2 Global, Inc.*	9,475	1,294,475
JFrog Ltd.(x)*	99,513	3,333,686
Kaltura, Inc.(x)*	1,826	18,790
Latch, Inc.(x)*	377,920	4,259,158
LivePerson, Inc.*	14,143	833,730
Marathon Digital Holdings, Inc.(x)*	1,128	35,622
Matterport, Inc.(x)*	393,740	7,445,623
MeridianLink, Inc.(x)*	2,008	44,899
MicroStrategy, Inc., Class A(x)*	4,171	2,412,506
Mimecast Ltd.*	13,244	842,318
Mitek Systems, Inc.*	9,387	173,660
Model N, Inc.*	7,076	237,046
Momentive Global, Inc.*	28,266	554,014
Monday.com Ltd.(x)*	14,021	4,573,650
Olo, Inc., Class A*	263,055	7,899,542
ON24, Inc.*	3,769	75,154
OneSpan, Inc.*	7,728	145,132
PagerDuty, Inc.*	17,622	729,903
Progress Software Corp.	9,680	476,159
PROS Holdings, Inc.*	8,775	311,337
Q2 Holdings, Inc.*	11,934	956,391
QAD, Inc., Class A	2,307	201,609
Qualys, Inc.*	7,427	826,551
Rapid7, Inc.*	12,132	1,371,159
Rekor Systems, Inc.(x)*	5,009	57,553
Rimini Street, Inc.*	9,724	93,837
Riot Blockchain, Inc.(x)*	18,389	472,597
Sailpoint Technologies Holdings, Inc.*	19,971	856,357
Sapiens International Corp. NV	6,660	191,675
ShotSpotter, Inc.*	1,873	68,121
Sprout Social, Inc., Class A*	9,757	1,189,866
SPS Commerce, Inc.*	7,861	1,268,058
Sumo Logic, Inc.*	18,644	300,541
Telos Corp.*	8,650	245,833
Tenable Holdings, Inc.*	19,788	913,018
Upland Software, Inc.*	6,391	213,715
Varonis Systems, Inc.*	23,100	1,405,635
Veritone, Inc.(x)*	6,134	146,541
Viant Technology, Inc., Class A*	2,526	30,868
Vonage Holdings Corp.*	52,711	849,701
Workiva, Inc.*	9,348	1,317,694
Yext, Inc.*	24,446	294,085
Zix Corp.*	11,431	80,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Zuora, Inc., Class A*	24,120	$399,910

		83,355,675

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	24,229	667,993
Avid Technology, Inc.*	7,875	227,745
Corsair Gaming, Inc.(x)*	6,103	158,251
Diebold Nixdorf, Inc.*	16,885	170,707
Eastman Kodak Co.(x)*	8,886	60,514
Turtle Beach Corp.*	2,574	71,609

		1,356,819

Total Information Technology		131,236,239

Materials (2.1%)
Chemicals (1.2%)
American Vanguard Corp.	1,320	19,866
Amyris, Inc.(x)*	4,201	57,680
Avient Corp.	2,054	95,203
Balchem Corp.	7,009	1,016,796
Cabot Corp.	12,313	617,128
Chase Corp.	436	44,537
Danimer Scientific, Inc.(x)*	14,537	237,535
Ferro Corp.*	14,895	302,964
Hawkins, Inc.	2,754	96,059
HB Fuller Co.	2,047	132,154
Ingevity Corp.*	8,672	618,921
Innospec, Inc.	1,651	139,047
Kronos Worldwide, Inc.	962	11,938
Livent Corp.*	35,196	813,380
Marrone Bio Innovations, Inc.*	23,382	21,067
Orion Engineered Carbons SA*	13,160	239,907
PureCycle Technologies, Inc.(x)*	6,926	91,977
Quaker Chemical Corp.	2,938	698,421
Sensient Technologies Corp.	4,746	432,266
Stepan Co.	394	44,498
Tredegar Corp.	4,767	58,062
Trinseo SA	8,510	459,370
Zymergen, Inc.(x)*	103,066	1,357,379

		7,606,155

Construction Materials (0.0%)
Forterra, Inc.*	6,341	149,394
United States Lime & Minerals, Inc.	36	4,349

		153,743

Containers & Packaging (0.1%)
Greif, Inc., Class A	756	48,837
Greif, Inc., Class B	221	14,321
Myers Industries, Inc.	3,706	72,527
O-I Glass, Inc.*	34,452	491,630
Ranpak Holdings Corp.*	1,344	36,046
UFP Technologies, Inc.*	115	7,083

		670,444

Metals & Mining (0.8%)
Allegheny Technologies, Inc.*	16,975	282,294
Century Aluminum Co.*	662	8,904
Coeur Mining, Inc.*	37,785	233,134
Compass Minerals International, Inc.	7,473	481,261
Gatos Silver, Inc.*	8,394	97,622
Hecla Mining Co.	33,957	186,764
Kaiser Aluminum Corp.	410	44,674
Materion Corp.	1,695	116,345
MP Materials Corp.(x)*	68,366	2,203,436
Novagold Resources, Inc.*	51,930	357,278
Perpetua Resources Corp.*	5,828	29,023
PolyMet Mining Corp.(x)*	2,135	6,512
Royal Gold, Inc.	7,895	753,894
Ryerson Holding Corp.	2,168	48,281
Schnitzer Steel Industries, Inc., Class A	528	23,132
Warrior Met Coal, Inc.	1,064	24,759

		4,897,313

Total Materials		13,327,655

Real Estate (3.7%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Alexander’s, Inc. (REIT)	473	123,273
American Finance Trust, Inc. (REIT)	2,099	16,876
CatchMark Timber Trust, Inc. (REIT), Class A	7,888	93,631
Clipper Realty, Inc. (REIT)	1,967	15,933
Community Healthcare Trust, Inc. (REIT)	3,364	152,019
EastGroup Properties, Inc. (REIT)	8,646	1,440,683
Gladstone Commercial Corp. (REIT)	2,387	50,199
Gladstone Land Corp. (REIT)	3,531	80,401
Indus Realty Trust, Inc. (REIT)	715	50,121
Innovative Industrial Properties, Inc. (REIT)	2,703	624,853
Monmouth Real Estate Investment Corp. (REIT)	3,163	58,990
National Storage Affiliates Trust (REIT)	17,683	933,486
NexPoint Residential Trust, Inc. (REIT)	983	60,828
Outfront Media, Inc. (REIT)	6,247	157,424
PS Business Parks, Inc. (REIT)	3,696	579,311
Ryman Hospitality Properties, Inc. (REIT)*	10,792	903,290
Safehold, Inc. (REIT)	2,590	186,195
Saul Centers, Inc. (REIT)	2,447	107,815
Tanger Factory Outlet Centers, Inc. (REIT)(x)	6,245	101,793
UMH Properties, Inc. (REIT)	7,874	180,315
Universal Health Realty Income Trust (REIT)	2,605	143,978

		6,061,414

Real Estate Management & Development (2.7%)
Cushman & Wakefield plc(x)*	29,902	556,476
eXp World Holdings, Inc.(x)	13,674	543,815
Fathom Holdings, Inc.(x)*	1,113	29,717
Forestar Group, Inc.*	827	15,407
Marcus & Millichap, Inc.*	537	21,813
Newmark Group, Inc., Class A	32,643	467,121
Rafael Holdings, Inc., Class B(x)*	2,155	66,223
Redfin Corp.(x)*	307,485	15,404,999
RMR Group, Inc. (The), Class A	402	13,447
St Joe Co. (The)	7,273	306,193

		17,425,211

Total Real Estate		23,486,625

Utilities (0.1%)
Electric Utilities (0.0%)
Via Renewables, Inc.	2,697	27,483

Independent Power and Renewable Electricity Producers (0.0%)
Clearway Energy, Inc., Class A	1,919	54,116
Clearway Energy, Inc., Class C	4,606	139,423
Sunnova Energy International, Inc.*	2,707	89,169

		282,708

Water Utilities (0.1%)
American States Water Co.	4,161	355,849
Cadiz, Inc.(x)*	221	1,556
Global Water Resources, Inc.	2,802	52,453
Middlesex Water Co.	1,404	144,303
Pure Cycle Corp.*	3,784	50,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
York Water Co. (The)	1,741	$76,047

		680,573

Total Utilities		990,764

Total Common Stocks (97.3%) (Cost $516,288,122)		625,273,826

CLOSED END FUND:
Hipgnosis Songs Fund Ltd. (The)(m)	4,607,271	7,563,466

Total Closed End Fund(1.2%) (Cost $7,658,936)		7,563,466

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
4.000%, 6/15/23(e)	$2,000	1,990

Total Financials		1,990

Total Long-Term Debt Securities (0.0%) (Cost $2,027)		1,990

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Contra Aduro Biotech I, CVR(r)(x)*	2,595	—
Oncternal Therapeutics, Inc., CVR(r)(x)*	90	—

		—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	899	—

Total Rights (0.0%) (Cost $7,785)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Internet & Direct Marketing Retail (0.0%)
Original BARK Co. (The), expiring 8/29/25*	41,156	69,965

Total Consumer Discretionary		69,965

Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26*	10,119	34,911

Total Health Care		34,911

Total Warrants (0.0%) (Cost $—)		104,876

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.6%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	20,000,000	20,000,000
JPMorgan Prime Money Market Fund, IM Shares	9,273,365	9,278,002

Total Investment Companies		29,278,002

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.7%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $6,200,026, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $6,323,999.(xx)	$6,200,000	6,200,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $19,136,540, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $19,519,256.(xx)	19,136,524	19,136,524
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $17,000,033, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $17,347,081.(xx)	17,000,000	17,000,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $9,000,473, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $9,995,564.(xx)	9,000,000	9,000,000
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $11,000,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.000%, maturing 10/7/21-2/15/51; total market value $11,220,000.(xx)	11,000,000	11,000,000

Total Repurchase Agreements		62,336,524

Total Short-Term Investments (14.3%) (Cost $91,614,674)		91,614,526

Total Investments in Securities (112.8%) (Cost $615,571,544)		724,558,684
Other Assets Less Liabilities (-12.8%)		(82,065,354)

Net Assets (100%)		$642,493,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $7,860,079 or 1.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $127,581,868. This was collateralized by $50,094,414 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.875%, maturing 10/5/21 – 11/15/50 and by cash of $82,636,992 of which $82,336,524 was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

SPACs — Special Purpose Acquisition Companies

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	11	12/2021	USD	1,210,440	(10,150)

					(10,150)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$7,563,466	$—		$7,563,466
Common Stocks
Communication Services	32,298,302	—	—		32,298,302
Consumer Discretionary	110,348,793	8,807,282	—		119,156,075
Consumer Staples	19,004,421	—	—		19,004,421
Energy	6,893,220	—	—		6,893,220
Financials	30,512,498	779,726	1,620,551		32,912,775
Health Care	182,717,961	2,948,092	6,930,979		192,597,032
Industrials	53,370,718	—	—		53,370,718
Information Technology	131,236,239	—	—		131,236,239
Materials	13,327,655	—	—		13,327,655
Real Estate	23,486,625	—	—		23,486,625
Utilities	990,764	—	—		990,764
Corporate Bond
Financials	—	1,990	—		1,990
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	29,278,002	—	—		29,278,002
Repurchase Agreements	—	62,336,524	—		62,336,524
Warrants
Consumer Discretionary	69,965	—	—		69,965
Health Care	34,911	—	—		34,911

Total Assets	$633,570,074	$82,437,080	$8,551,530		$724,558,684

Liabilities:
Futures	$(10,150)	$—	$—		$(10,150)

Total Liabilities	$(10,150)	$—	$—		$(10,150)

Total	$633,559,924	$82,437,080	$8,551,530		$724,548,534

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,884,046
Aggregate gross unrealized depreciation	(59,823,179)

Net unrealized appreciation	$108,060,867

Federal income tax cost of investments in securities and derivative instruments, if applicable	$616,487,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Financials	Investments in Common Stock- Health Care	Investments in Rights- Health Care
Balance as of 12/31/20	$—	$—	$—	(a)
Realized gains (losses)	—	—	—
Change in unrealized appreciation (depreciation)	(150,369)	(2,398,804)	—
Net accretion (amortization)	—	—	—
Purchases	1,770,920	9,329,783	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 09/30/21	$1,620,551	$6,930,979	$—	(a)

Investment Type	Balance at 09/30/2021		Valuation Technique(s)	Unobservable Input(s)*	Range (Weighted Average)
Common Stocks	$8,551,530		Market Comparables	Discount for lack of marketability	5.00% - 11.50% (7.28%)
Rights	—	(a)	Intrinsic Calculation	Not Applicable	Not Applicable

	$8,551,530

*

Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Value is Zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.4%)
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
1.276%, 1/16/30(l)§	$300,000	$299,465
CIT Mortgage Loan Trust,
Series 2007-1 1M1
1.586%, 10/25/37(l)§	200,000	197,386
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
0.776%, 10/25/35(l)	100,000	96,798
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
1.136%, 9/25/34(l)	39,877	39,553
Series 2007-1 1A
0.226%, 7/25/37(l)	87,906	82,601
Series 2007-6 1A
0.286%, 9/25/37(l)	18,900	18,059
Series 2007-8 1A1
0.276%, 11/25/37(l)	182,419	172,047
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
0.312%, 7/25/37(l)§	345,029	273,150
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
0.826%, 8/25/47(l)	46,964	46,069
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A
1.264%, 9/15/37(l)§	100,000	100,000
GSAA Trust,
Series 2006-7 AF4A
6.720%, 3/25/46(e)	24,357	17,699
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
0.306%, 4/25/37(l)	24,519	20,968
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
0.246%, 5/25/37(l)	9,945	9,855
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
1.214%, 5/15/36(l)§	37,725	37,725
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
0.206%, 8/25/36(l)	73,508	37,266
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
0.236%, 10/25/36(l)	119,828	52,319
Mountain View CLO X Ltd.,
Series 2015-10A AR
0.949%, 10/13/27(l)§	100,742	100,744
New Century Home Equity Loan Trust,
Series 2004-4 M1
0.851%, 2/25/35(l)	62,315	61,206
Option One Mortgage Loan Trust,
Series 2004-3 M2
0.941%, 11/25/34(l)	15,696	15,375
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1
1.025%, 10/24/27(l)§	243,093	243,111
RAAC Trust,
Series 2007-SP3 A1
1.286%, 9/25/47(l)	2,625	2,626
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
0.406%, 7/25/36(l)	175,624	79,722
Series 2006-HE2 A2C
0.386%, 7/25/36(l)	52,119	27,970
Shackleton CLO Ltd.,
Series 2016-9A AR
1.264%, 10/20/28(l)§	297,207	297,223
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
0.286%, 6/25/37(l)	123,040	99,632
Series 2007-OPT2 2A3
0.266%, 7/25/37(l)	65,239	62,082
SP-Static CLO I Ltd.,
Series 2020-1A A
1.538%, 7/22/28(l)§	145,699	145,708
STWD Ltd.,
Series 2019-FL1 A
1.244%, 7/15/38(l)§	300,000	300,000
TICP CLO III-2 Ltd.,
Series 2018-3R A
0.974%, 4/20/28(l)§	166,948	166,958
Towd Point Mortgage Trust,
Series 2019-SJ3 A1
3.000%, 11/25/59(l)§	137,736	139,074

Total Asset-Backed Securities		3,242,391

Collateralized Mortgage Obligations (2.0%)
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35	41,691	31,754
Series 2006-HY11 A1
0.326%, 6/25/36(l)	97,142	96,351
Series 2007-1T1 1A1
6.000%, 3/25/37	157,328	88,593
Series 2007-4CB 1A35
6.000%, 4/25/37	39,520	39,643
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)	51,762	51,827
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§	152,251	153,389
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1
6.000%, 3/25/37	52,116	37,661
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
3.154%, 3/25/37(l)	64,598	64,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		$6,978	$7,161
CSMC Trust,
Series 2007-4R 1A1
6.113%, 10/26/36(l)§		3,996	3,928
Series 2015-3R 5A2
0.236%, 9/29/36(l)§		189,706	186,118
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
0.667%, 10/19/45(l)		46,019	45,126
GNMA,
Series 2016-H17 FC
0.920%, 8/20/66(l)		197,182	200,071
GSR Mortgage Loan Trust,
Series 2004-12 3A6
2.461%, 12/25/34(l)		4,919	5,005
Series 2005-AR4 6A1
3.071%, 7/25/35(l)		28,001	29,096
Hawksmoor Mortgages,
Series 2019-1A A
1.100%, 5/25/53(l)§	GBP	301,148	407,392
Homeward Opportunities Fund I Trust,
Series 2020-2 A1
1.657%, 5/25/65(l)§		$145,188	145,773
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
0.546%, 3/25/36(l)		78,226	76,727
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
2.372%, 4/25/35(l)		8,737	9,397
Lehman Mortgage Trust,
Series 2005-3 4A1
5.080%, 1/25/36(l)		10,044	10,370
Lehman XS Trust,
Series 2007-20N A1
1.236%, 12/25/37(l)		164,860	173,936
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		53,140	57,387
RALI Trust,
Series 2007-QH8 A
1.017%, 10/25/37(l)		35,579	34,872
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		120,742	64,819
Residential Mortgage Securities 32 plc,
Series 32A A
1.300%, 6/20/70(l)§	GBP	168,358	229,140
Sequoia Mortgage Trust,
Series 6 A
0.727%, 4/19/27(l)		$75,432	75,234
Stratton Mortgage Funding plc,
Series 2019-1 A
1.250%, 5/25/51(l)(m)	GBP	233,856	316,412
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		$28,840	24,963

Total Collateralized Mortgage Obligations			2,667,134

Commercial Mortgage-Backed Securities (0.2%)
AREIT Trust,
Series 2020-CRE4 A
2.784%, 4/15/37(l)§		111,016	111,571
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.214%, 9/15/36(l)§		51,662	51,629
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
1.534%, 12/15/31(l)§		141,981	140,946

Total Commercial Mortgage-Backed Securities			304,146

Corporate Bonds (6.8%)
Financials (6.8%)
Banks (0.6%)
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/53	DKK	2,800,000	387,033
Series cc2
1.000%, 10/1/50(m)		2,620,504	383,886
Series CC2
0.500%, 10/1/43		293,696	42,453

			813,372

Consumer Finance (0.1%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		$200,000	203,750

Thrifts & Mortgage Finance (6.1%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	686,262	99,194
1.000%, 10/1/50(m)		268,944	39,419
Series CCE
1.000%, 10/1/50		8,910,545	1,291,739
1.000%, 10/1/53		2,191,997	311,437
Nykredit Realkredit A/S
Series 01E
0.500%, 10/1/43(m)		3,620,882	522,371
0.500%, 10/1/53(m)		1,400,000	193,536
1.000%, 10/1/53(m)		4,373,064	622,437
Series 01E*
1.000%, 10/1/53(m)		2,938,498	424,546
Series 01eE
1.500%, 10/1/53(m)		3,396,360	513,435
Series 01EE
1.000%, 10/1/50(m)		10,331,396	1,496,253
1.500%, 10/1/53(m)		1,697,134	252,895
Series CCE
1.000%, 10/1/50(m)		3,655,814	534,334
Realkredit Danmark A/S
1.000%, 10/1/53(m)		5,178,283	737,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 27S
1.500%, 10/1/53(m)	DKK	7,498,397	$1,118,590

			8,157,698

Total Financials			9,174,820

Total Corporate Bonds			9,174,820

Foreign Government Securities (62.2%)
Argentine Republic (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%),
36.145%, 4/3/22(k)(r) .	ARS	250,000	1,343
Bonos and Obligaciones del Estado
1.450%, 10/31/71(m)	EUR	400,000	410,154
Bonos de la Tesoreria
5.940%, 2/12/29	PEN	400,000	96,888
6.150%, 8/12/32		600,000	140,255
Buoni Poliennali del Tesoro
2.600%, 9/15/23 TIPS(m)	EUR	745,109	951,166
2.350%, 9/15/24 TIPS(m)		606,418	796,243
1.400%, 5/26/25 TIPS(m)		3,433,150	4,355,587
1.300%, 5/15/28 TIPS(m)		1,816,416	2,445,482
0.400%, 5/15/30 TIPS(m)		4,866,709	6,240,506
2.550%, 9/15/41 TIPS(m)		470,788	847,661
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	690,975	794,628
1.500%, 12/1/44 TIPS		160,059	161,319
1.250%, 12/1/47 TIPS		461,768	453,729
0.500%, 12/1/50 TIPS		273,780	230,755
Commonwealth of Australia
1.250%, 2/21/22 TIPS(m)	AUD	1,284,552	939,627
3.000%, 9/20/25 TIPS(m)		2,741,340	2,314,868
French Republic
1.100%, 7/25/22 TIPS(m)	EUR	2,031,050	2,448,416
0.250%, 7/25/24 TIPS(m)		1,304,220	1,637,272
0.100%, 3/1/25 TIPS(m)		697,937	863,771
0.100%, 3/1/26 TIPS(m)		2,200,000	2,820,004
1.850%, 7/25/27 TIPS(m)		1,486,849	2,146,687
0.100%, 7/25/31 TIPS(m)		408,496	559,839
0.100%, 7/25/36 TIPS(m)		1,725,805	2,468,477
1.800%, 7/25/40 TIPS(m)		490,128	937,330
Series OATe
0.100%, 3/1/29 TIPS(m)		1,853,550	2,476,813
Series OATi
0.100%, 3/1/28 TIPS(m)		844,576	1,093,380
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	142,594,200	1,310,282
0.100%, 3/10/27 TIPS		71,505,000	661,228
0.100%, 3/10/28 TIPS		130,595,730	1,205,310
0.100%, 3/10/29 TIPS		181,973,780	1,685,217
0.005%, 3/10/31 TIPS		60,501,600	556,214
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,188,608	517,118
Kingdom of Spain
1.000%, 11/30/30 TIPS(m)	EUR	1,121,831	1,602,314
0.700%, 11/30/33 TIPS(m)		105,069	150,000
Kingdom of Sweden
0.250%, 6/1/22 TIPS(m)	SEK	700,000	89,136
1.000%, 6/1/25 TIPS(m)		500,000	69,021
0.125%, 6/1/26 TIPS		6,950,000	948,836
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	2,079,031	115,754
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	453,880	340,947
2.500%, 9/20/35 TIPS(m)		110,760	96,541
U.K. Treasury Bonds
0.125%, 1/30/26(m)	GBP	1,900,000	2,511,240
0.625%, 10/22/50(m)		200,000	220,599
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS(m)		1,336,932	1,956,085
0.125%, 8/10/28 TIPS(m)		875,256	1,468,076
0.125%, 8/10/31 TIPS(m)		2,445,222	4,378,712
1.250%, 11/22/32 TIPS(m)		703,490	1,439,947
0.125%, 11/22/36 TIPS(m)		293,728	588,662
0.125%, 8/10/41 TIPS(m)		272,715	596,899
0.625%, 11/22/42 TIPS(m)		215,684	522,529
0.125%, 3/22/44 TIPS(m)		504,080	1,143,918
0.125%, 3/22/46 TIPS(m)		1,847,524	4,343,848
0.750%, 11/22/47 TIPS(m)		1,102,800	3,023,045
0.125%, 8/10/48 TIPS(m)		533,635	1,319,510
0.500%, 3/22/50 TIPS(m)		42,947	117,765
0.125%, 3/22/51 TIPS(m)		207,744	535,294
0.250%, 3/22/52 TIPS(m)		795,148	2,153,201
1.250%, 11/22/55 TIPS(m)		541,660	1,949,624
0.125%, 11/22/56 TIPS(m)		351,769	1,009,994
0.125%, 3/22/58 TIPS(m)		265,044	782,306
0.375%, 3/22/62 TIPS(m)		439,151	1,492,155
0.125%, 11/22/65 TIPS(m)		850,454	2,955,613
0.125%, 3/22/68 TIPS(m)		195,755	731,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 3MO
0.125%, 3/22/24 TIPS(m)	GBP	378,063	$561,723

Total Foreign Government Securities			83,781,952

U.S. Treasury Obligations (47.4%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		$1,868,333	2,143,453
2.000%, 1/15/26 TIPS		407,145	474,456
1.750%, 1/15/28 TIPS		1,168,917	1,404,423
3.875%, 4/15/29 TIPS		830,335	1,156,103
2.125%, 2/15/40 TIPS		530,498	784,624
2.125%, 2/15/41 TIPS		1,134,442	1,696,606
0.750%, 2/15/42 TIPS		1,558,565	1,884,154
0.625%, 2/15/43 TIPS		326,543	385,865
1.375%, 2/15/44 TIPS		1,792,227	2,451,551
0.750%, 2/15/45 TIPS		1,657,856	2,030,567
1.000%, 2/15/46 TIPS(z)		2,166,098	2,808,080
0.875%, 2/15/47 TIPS		137,976	175,956
1.000%, 2/15/48 TIPS		559,075	738,040
0.125%, 2/15/51 TIPS		587,210	640,372
U.S. Treasury Inflation Linked Notes
0.125%, 1/15/22 TIPS		48,248	48,613
0.125%, 4/15/22 TIPS(z)		5,035,849	5,106,629
0.125%, 1/15/23 TIPS		1,271,446	1,314,438
0.625%, 1/15/24 TIPS		468,012	499,112
0.500%, 4/15/24 TIPS		2,143,251	2,287,511
0.125%, 10/15/24 TIPS		2,021,733	2,161,177
0.250%, 1/15/25 TIPS		922,096	990,021
0.125%, 4/15/25 TIPS		1,056,920	1,132,929
0.125%, 10/15/25 TIPS		210,432	227,679
0.625%, 1/15/26 TIPS(z)		2,504,711	2,761,952
0.125%, 4/15/26 TIPS(z)		1,145,100	1,239,655
0.125%, 7/15/26 TIPS		1,286,991	1,402,446
0.375%, 1/15/27 TIPS(z)		2,576,788	2,841,929
0.375%, 7/15/27 TIPS		658,464	731,424
0.500%, 1/15/28 TIPS(z)		2,745,896	3,068,744
0.750%, 7/15/28 TIPS(z)		2,740,727	3,135,812
0.875%, 1/15/29 TIPS		1,264,992	1,458,238
0.250%, 7/15/29 TIPS(z)		2,527,319	2,809,214
0.125%, 1/15/30 TIPS(z)		4,668,840	5,125,191
0.125%, 7/15/30 TIPS		1,203,213	1,325,989
0.125%, 1/15/31 TIPS		1,489,211	1,632,950
0.125%, 7/15/31 TIPS		3,361,347	3,698,487

Total U.S. Treasury Obligations			63,774,390

Total Long-Term Debt Securities (121.0%) (Cost $156,891,196)			162,944,833

	Number of Shares		Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares		357,870	358,049

Total Short-Term Investment (0.3%) (Cost $358,049)			358,049

Total Investments in Securities (121.3%) (Cost $157,249,245)			163,302,882
Other Assets Less Liabilities (-21.3%)			(28,669,478)

Net Assets (100%)			$134,633,404

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $3,787,817 or 2.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $82,058,702 or 60.9% of net assets.

(r)	Value determined using significant unobservable inputs.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

GNMA — Government National Mortgage Association

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PEN — Peruvian Sol

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.0%#
Australia	2.4
Canada	1.2
Cayman Islands	1.3
Denmark	7.1
France	13.0
Italy	11.6
Japan	4.0
Mexico	0.1
New Zealand	0.3
Peru	0.2
Spain	1.6
Sweden	0.8
United Kingdom	27.3
United States	50.4
Cash and Other	(21.3)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	21	12/2021	EUR	4,130,931	(65,414)
Long Gilt	24	12/2021	GBP	4,047,051	(124,319)
U.S. Treasury 5 Year Note	127	12/2021	USD	15,588,258	(99,389)

					(289,122)

Short Contracts
Euro-Bobl	(59)	12/2021	EUR	(9,221,474)	62,181
Euro-BTP	(25)	12/2021	EUR	(4,400,282)	58,329
Euro-Buxl	(17)	12/2021	EUR	(4,004,161)	109,093
Euro-OAT	(1)	12/2021	EUR	(192,228)	3,479
Euro-Schatz	(187)	12/2021	EUR	(24,304,888)	15,990
Japan 10 Year Bond	(2)	12/2021	JPY	(2,720,158)	8,091
U.S. Treasury 2 Year Note	(13)	12/2021	USD	(2,860,711)	1,513
U.S. Treasury 10 Year Note	(10)	12/2021	USD	(1,316,094)	19,439
U.S. Treasury 10 Year Ultra
Note	(16)	12/2021	USD	(2,324,000)	23,423
U.S. Treasury Long Bond	(24)	12/2021	USD	(3,821,250)	102,340
U.S. Treasury Ultra Bond	(8)	12/2021	USD	(1,528,500)	63,863

					467,741

					178,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	172,047	DKK	1,080,000	Bank of America	10/1/2021	3,822
USD	411,850	DKK	2,595,000	Goldman Sachs Bank USA	10/1/2021	7,644
USD	9,420,216	DKK	58,584,941	JPMorgan Chase Bank	10/1/2021	294,836
NOK	5,265,000	USD	597,518	Goldman Sachs Bank USA	10/4/2021	4,764
USD	101,106	BRL	535,000	Goldman Sachs Bank USA**	10/4/2021	2,864
USD	1,002,453	CAD	1,263,000	Bank of America	10/4/2021	5,295
USD	11,256,651	EUR	9,529,899	Barclays Bank plc	10/4/2021	217,692
USD	24,645,523	EUR	20,828,358	Goldman Sachs Bank USA	10/4/2021	518,995
USD	141,816	GBP	103,000	Bank of America	10/4/2021	3,034
USD	34,392,687	GBP	25,089,000	Barclays Bank plc	10/4/2021	587,768
USD	23,227	GBP	17,000	Goldman Sachs Bank USA	10/4/2021	321
USD	381,077	GBP	276,000	JPMorgan Chase Bank	10/4/2021	9,194
USD	5,380,083	JPY	590,900,000	Barclays Bank plc	10/4/2021	70,770
USD	452,483	NZD	642,000	JPMorgan Chase Bank	10/4/2021	9,278
USD	493,211	SEK	4,255,000	Bank of America	10/4/2021	7,169
USD	2,692,316	AUD	3,686,862	Bank of America	10/5/2021	26,889
USD	25,549	MXN	525,000	JPMorgan Chase Bank	10/5/2021	120
USD	94,743	MXN	1,923,000	Goldman Sachs Bank USA	10/27/2021	1,915
USD	1,386,973	AUD	1,912,434	Bank of America	11/2/2021	4,201
USD	34,605,518	EUR	29,843,257	Barclays Bank plc	11/2/2021	17,152
USD	34,460,893	GBP	25,485,000	Bank of America	11/2/2021	121,080
USD	99,907	BRL	535,000	Goldman Sachs Bank USA**	11/3/2021	2,128
USD	342,968	PEN	1,285,545	Goldman Sachs Bank USA**	11/12/2021	32,366
USD	25,763	MXN	525,000	Goldman Sachs Bank USA	1/21/2022	728
USD	3,981,345	DKK	25,205,895	Bank of America	4/1/2022	40,422

Total unrealized appreciation						1,990,447

BRL	535,000	USD	100,375	Goldman Sachs Bank USA**	10/4/2021	(2,133)
EUR	428,000	USD	503,063	Bank of America	10/4/2021	(7,288)
EUR	87,000	USD	101,883	JPMorgan Chase Bank	10/4/2021	(1,106)
AUD	1,912,434	USD	1,386,803	Bank of America	10/5/2021	(4,203)
MXN	525,000	USD	26,152	Goldman Sachs Bank USA	10/5/2021	(723)
NOK	5,265,000	USD	605,261	Bank of America	11/2/2021	(3,112)
USD	5,296,964	JPY	590,900,000	Barclays Bank plc	11/2/2021	(13,410)
USD	441,311	NZD	642,000	Bank of America	11/2/2021	(1,820)
IDR	3,686,610,523	USD	256,567	JPMorgan Chase Bank**	11/15/2021	(97)
USD	632,000	IDR	9,094,480,000	Bank of America**	11/15/2021	(685)
IDR	5,436,044,085	USD	377,660	Goldman Sachs Bank USA**	12/15/2021	(616)
USD	5,711,426	DKK	36,565,000	Goldman Sachs Bank USA	4/1/2022	(5,484)

Total unrealized depreciation						(40,677)

Net unrealized appreciation						1,949,770

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Written Call Options Contracts as of September 30, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month EURIBOR	Exchange Traded	41	EUR	(10,250,000)	EUR	100.63	9/19/2022	(594)

Total Written Options Contracts (Premiums Received ($10,061))								(594)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,242,391	$—	$3,242,391
Collateralized Mortgage Obligations	—	2,667,134	—	2,667,134
Commercial Mortgage-Backed Securities	—	304,146	—	304,146
Corporate Bonds
Financials	—	9,174,820	—	9,174,820
Foreign Government Securities	—	83,780,609	1,343	83,781,952
Forward Currency Contracts	—	1,990,447	—	1,990,447
Futures	467,741	—	—	467,741
Short-Term Investment
Investment Company	358,049	—	—	358,049
U.S. Treasury Obligations	—	63,774,390	—	63,774,390

Total Assets	$825,790	$164,933,937	$1,343	$165,761,070

Liabilities:
Forward Currency Contracts	$—	$(40,677)	$—	$(40,677)
Futures	(289,122)	—	—	(289,122)
Options Written
Call Options Written	(594)	—	—	(594)

Total Liabilities	$(289,716)	$(40,677)	$—	$(330,393)

Total	$536,074	$164,893,260	$1,343	$165,430,677

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,322,757
Aggregate gross unrealized depreciation	(2,160,880)

Net unrealized appreciation	$9,161,877

Federal income tax cost of investments in securities and derivative instruments, if applicable	$156,268,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.7%)
Anchorage Capital CLO Ltd.,
Series 2020-16A A
1.534%, 10/20/31(l)§	$200,000	$200,034
Argent Mortgage Loan Trust,
Series 2005-W1 A1
0.566%, 5/25/35(l)	20,040	18,459
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A
1.276%, 1/16/30(l)§	300,000	299,465
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
2.261%, 1/25/35(l)	309,016	310,545
Catamaran CLO Ltd.,
Series 2013-1A AR
0.979%, 1/27/28(l)§	88,074	88,077
C-BASS TRUST,
Series 2006-CB9 A1
0.146%, 11/25/36(l)	1,885	1,081
CIT Mortgage Loan Trust,
Series 2007-1 1A
1.436%, 10/25/37(l)§	13,373	13,486
Series 2007-1 1M1
1.586%, 10/25/37(l)§	200,000	197,386
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
0.166%, 1/25/37(l)	4,058	3,463
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3 A3
0.336%, 6/25/37(l)	25,919	25,844
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
0.336%, 3/25/37(l)	40,000	37,898
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
1.136%, 6/25/35(l)	25,000	24,611
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
0.826%, 8/25/47(l)	15,655	15,356
Ellington Loan Acquisition Trust,
Series 2007-1 A1
1.186%, 5/25/37(l)§	24,936	24,983
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
0.346%, 8/25/31(l)	723	710
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
0.791%, 11/25/36(l)	100,000	97,778
Fremont Home Loan Trust,
Series 2006-C 1A1
0.221%, 10/25/36(l)	35,846	32,733
GSAMP Trust,
Series 2007-FM1 A2A
0.156%, 12/25/36(l)	3,094	1,782
ICG US CLO Ltd.,
Series 2020-1A A1
1.538%, 10/22/31(l)§	200,000	200,031
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
0.226%, 7/25/36(l)	19,409	7,164
Jamestown CLO V Ltd.,
Series 2014-5A AR
1.354%, 1/17/27(l)§	2,892	2,893
Legacy Mortgage Asset Trust,
Series 2019-GS3 A1
3.750%, 4/25/59(e)§	70,977	71,376
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)	35,451	26,461
Lehman XS Trust,
Series 2006-7 1A1A
0.406%, 5/25/36(l)	31,327	31,369
Series 2006-8 3A4
6.900%, 6/25/36(e)	19,157	19,254
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
1.214%, 5/15/36(l)§	37,725	37,725
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
0.246%, 9/25/37(l)	883	425
Series 2007-HE2 A2A
0.326%, 2/25/37(l)	9,438	3,850
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
0.136%, 11/25/36(l)	355	156
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
0.791%, 1/25/36(l)	52,501	52,088
OCP CLO Ltd.,
Series 2015-10A A1R
0.945%, 10/26/27(l)§	25,666	25,668
OZLM XXIV Ltd.,
Series 2019-24A A1AR
1.276%, 7/20/32(l)§	200,000	200,016
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1
1.025%, 10/24/27(l)§	121,547	121,556
Park Place Securities, Inc.,
Series 2005-WCW1 M2
0.791%, 9/25/35(l)	42,596	42,647
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3
1.136%, 10/25/34(l)	150,000	149,060
Series 2005-WHQ4 M2
0.821%, 9/25/35(l)	24,455	24,447
RAAC Trust,
Series 2006-SP3 M1
0.596%, 8/25/36(l)	4,550	4,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Renaissance Home Equity Loan Trust,
Series 2002-3 A
0.846%, 12/25/32(l)	$1,942	$1,882
Saxon Asset Securities Trust,
Series 2007-3 1A
0.396%, 9/25/37(l)	50,179	49,312
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
0.406%, 7/25/36(l)	175,624	79,722
Series 2007-HE1 A2A
0.146%, 12/25/36(l)	10,765	3,387
SLM Student Loan Trust,
Series 2008-9 A
1.625%, 4/25/23(l)	68,648	69,158
Soundview Home Loan Trust,
Series 2006-NLC1 A1
0.146%, 11/25/36(l)§	1,827	670
Series 2007-WMC1 3A1
0.196%, 2/25/37(l)	564,353	198,283
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
1.586%, 4/25/35(l)	3,984	3,980
STWD Ltd.,
Series 2019-FL1 A
1.244%, 7/15/38(l)§	200,000	200,000
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR
1.164%, 4/15/31(l)§	200,000	200,018
Towd Point Mortgage Trust,
Series 2019-HY2 A1
1.084%, 5/25/58(l)§	40,678	41,018
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28	5,606	6,210
Venture XX CLO Ltd.,
Series 2015-20A AR
0.946%, 4/15/27(l)§	52,044	52,046
Z Capital Credit Partners CLO Ltd.,
Series 2015-1A A1R
1.076%, 7/16/27(l)§	18,952	18,952

Total Asset-Backed Securities		3,339,053

Collateralized Mortgage Obligations (3.3%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
0.326%, 7/25/37(l)	27,177	26,030
Alternative Loan Trust,
Series 2005-62 2A1
1.092%, 12/25/35(l)	1,050	966
Series 2006-OA11 A1B
0.466%, 9/25/46(l)	65,879	64,830
Series 2006-OA19 A1
0.267%, 2/20/47(l)	9,292	7,258
Series 2007-1T1 1A1
6.000%, 3/25/37	104,884	59,061
Series 2007-4CB 1A35
6.000%, 4/25/37	39,519	39,641
Series 2007-OA7 A1A
0.266%, 5/25/47(l)	3,853	3,698
American Home Mortgage Investment Trust,
Series 2005-2 4A1
1.654%, 9/25/45(l)	690	692
Banc of America Funding Trust,
Series 2006-A 1A1
2.606%, 2/20/36(l)	4,627	4,678
Series 2006-G 2A1
0.527%, 7/20/36(l)	76	76
Series 2006-J 2A1
3.162%, 1/20/47(l)	90,153	88,740
Series 2006-J 4A1
3.411%, 1/20/47(l)	3,769	3,634
Banc of America Mortgage Trust,
Series 2005-E 2A1
2.487%, 6/25/35(l)	768	728
Series 2006-A 2A1
2.673%, 2/25/36(l)	4,714	4,704
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
2.913%, 9/25/35(l)	24,641	19,010
Series 2006-2 23A1
3.311%, 3/25/36(l)	10,026	8,683
Bear Stearns ARM Trust,
Series 2004-10 13A1
2.767%, 1/25/35(l)	3,934	4,045
Series 2005-1 2A1
2.890%, 3/25/35(l)	5,373	5,407
Series 2005-9 A1
2.380%, 10/25/35(l)	6,249	6,418
Series 2006-2 3A2
2.970%, 7/25/36(l)	3,645	3,578
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35	991	885
Series 2006-6 A4
6.000%, 4/25/36	12,666	9,236
Series 2006-HYB3 3A1B
2.877%, 5/20/36(l)	2,323	2,415
Series 2007-1 A1
6.000%, 3/25/37	37,225	26,900
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
2.520%, 3/25/36(l)	5,907	5,931
Series 2007-10 22AA
3.123%, 9/25/37(l)	8,304	8,281
Series 2019-C A1
3.228%, 9/25/59(e)§	150,811	150,970
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)	141,975	119,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
CSMC Trust,
Series 2007-4R 1A1
6.113%, 10/26/36(l)§		$5,397	$5,306
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
0.186%, 10/25/36(l)		202	165
Eurosail-UK plc,
Series 2007-3X A3A
1.013%, 6/13/45(l)(m)	GBP	39,375	53,013
Series 2007-3X A3C
1.013%, 6/13/45(l)(m)		17,497	23,574
FHLMC,
Series 278 F1
0.534%, 9/15/42 STRIPS(l)		$88,337	87,961
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1
1.292%, 10/25/44(l)		41,228	42,283
Series T-63 1A1
1.299%, 2/25/45(l)		12,651	12,736
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.156%, 6/25/34(l)		3,428	3,524
Series 2006-FA8 1A7
6.000%, 2/25/37		10,306	6,198
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.754%, 8/25/35(l)		4,344	3,417
FNMA,
Series 2003-W8 3F2
0.436%, 5/25/42(l)		967	974
Series 2004-63 FA
0.236%, 8/25/34(l)		659	654
Series 2006-30 KF
0.526%, 5/25/36(l)		243	245
Series 2006-5 3A2
1.946%, 5/25/35(l)		3,645	3,720
Series 2007-63 FC
0.436%, 7/25/37(l)		117	117
GNMA,
Series 2017-H10 FB
1.029%, 4/20/67(l)		68,219	69,012
Series 2018-H15 FG
0.382%, 8/20/68(l)		125,538	124,083
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.626%, 11/25/45(l)		5,718	5,232
Series 2006-AR4 A6A
0.266%, 9/25/46(l)		61,505	60,613
GreenPoint MTA Trust,
Series 2005-AR1 A2
0.526%, 6/25/45(l)		4,434	4,203
GSR Mortgage Loan Trust,
Series 2004-12 3A6
2.461%, 12/25/34(l)		3,689	3,754
Series 2005-AR1 1A1
2.654%, 1/25/35(l)		1,282	1,282
Series 2005-AR4 6A1
3.071%, 7/25/35(l)		3,000	3,118
Series 2005-AR6 2A1
2.859%, 9/25/35(l)		3,462	3,562
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
0.647%, 2/19/36(l)		2,222	1,471
Series 2005-2 2A1A
0.527%, 5/19/35(l)		1,101	1,063
Series 2005-9 2A1A
0.767%, 6/20/35(l)		2,166	2,143
Hawksmoor Mortgages,
Series 2019-1A A
1.100%, 5/25/53(l)§	GBP	225,861	305,544
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
2.931%, 11/25/35(l)		$1,469	1,439
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
0.866%, 5/25/34(l)		349	345
Series 2004-AR11 2A
2.880%, 12/25/34(l)		1,785	1,855
Series 2005-AR14 1A1A
0.646%, 7/25/35(l)		4,483	3,681
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
0.546%, 3/25/36(l)		181,261	177,787
Series 2006-A7 1A4
0.544%, 12/25/36(l)		34,150	33,475
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
2.285%, 2/25/35(l)		1,629	1,661
Series 2005-A6 2A1
2.566%, 8/25/35(l)		2,728	2,771
Series 2005-A6 4A1
2.376%, 9/25/35(l)		332	318
Series 2005-A6 7A1
2.944%, 8/25/35(l)		2,755	2,599
Series 2007-A1 1A1
2.765%, 7/25/35(l)		2,873	2,962
Series 2007-A1 3A3
2.694%, 7/25/35(l)		3,612	3,685
Series 2008-R2 1A1
2.889%, 7/27/37(l)§		11,824	11,558
Lehman XS Trust,
Series 2007-20N A1
1.236%, 12/25/37(l)		36,634	38,650
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.731%, 11/21/34(l)		2,183	2,219
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
0.784%, 11/15/31(l)		1,537	1,573
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9 5A1
2.942%, 12/25/35(l)		1,850	1,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
2.038%, 6/25/36(l)		$4,901	$5,180
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.524%, 12/15/30(l)		1,747	1,720
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§		65,116	67,458
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§		284,393	293,758
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
0.846%, 12/25/35(l)		167,299	169,295
RALI Trust,
Series 2005-QO1 A1
0.386%, 8/25/35(l)		1,806	1,546
Series 2007-QH8 A
1.017%, 10/25/37(l)		39,530	38,744
Residential Asset Securitization Trust,
Series 2005-A5 A3
0.486%, 5/25/35(l)		19,386	14,074
Series 2006-A10 A5
6.500%, 9/25/36		8,623	4,629
Series 2007-A6 2A1
6.500%, 6/25/37		123,329	46,317
Residential Mortgage Securities 32 plc,
Series 32A A
1.300%, 6/20/70(l)§	GBP	84,179	114,570
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		$5,013	4,907
Sequoia Mortgage Trust,
Series 2007-3 1A1
0.487%, 7/20/36(l)		11,266	11,002
Series 5 A
0.787%, 10/19/26(l)		617	614
Stratton Mortgage Funding plc,
Series 2019-1 A
1.250%, 5/25/51(l)(m)	GBP	77,952	105,471
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.440%, 2/25/34(l)		$1,591	1,615
Series 2004-19 2A1
1.492%, 1/25/35(l)		1,704	1,603
Series 2005-17 3A1
2.825%, 8/25/35(l)		1,981	1,914
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.747%, 10/19/34(l)		1,241	1,230
Series 2005-AR5 A1
0.587%, 7/19/35(l)		1,818	1,778
Series 2005-AR5 A2
0.587%, 7/19/35(l)		2,332	2,270
Series 2005-AR5 A3
0.587%, 7/19/35(l)		$6,129	$6,255
Series 2006-AR3 11A1
0.506%, 4/25/36(l)		3,939	3,770
Series 2006-AR4 2A1
0.466%, 6/25/36(l)		1,282	1,275
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
1.100%, 10/20/51(l)§	GBP	241,617	328,111
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.292%, 11/25/42(l)		$280	278
Series 2005-AR10 3A1
2.021%, 8/25/35(l)		371	369
Series 2005-AR14 2A1
2.992%, 12/25/35(l)		1,621	1,674
Series 2006-AR3 A1A
1.092%, 2/25/46(l)		1,969	1,997
Series 2006-AR7 3A
1.763%, 7/25/46(l)		11,897	11,743
Series 2007-OA4 1A
0.862%, 5/25/47(l)		4,998	4,881

Total Collateralized Mortgage Obligations			3,043,472

Commercial Mortgage-Backed Securities (0.1%)
AREIT Trust,
Series 2020-CRE4 A
2.784%, 4/15/37(l)§		55,508	55,785
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.214%, 9/15/36(l)§		12,915	12,908
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§		24,875	25,141

Total Commercial Mortgage-Backed Securities			93,834

Corporate Bonds (1.5%)
Communication Services (0.0%)
Media (0.0%)
Charter Communications Operating LLC
4.464%, 7/23/22		10,000	10,206

Total Communication Services			10,206

Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 0.562%, 10/28/21(k)		200,000	200,056

Total Consumer Discretionary			200,056

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petrobras Global Finance BV
5.093%, 1/15/30		$103,000	$108,513

Total Energy			108,513

Financials (1.2%)
Banks (0.5%)
Bank of America Corp.
Series FF
(ICE LIBOR USD 3 Month + 2.93%),
5.875%, 3/15/28(k)(y)		20,000	22,785
UniCredit SpA
7.830%, 12/4/23§		350,000	398,758

			421,543

Capital Markets (0.5%)
British Transco International Finance BV
(Zero Coupon), 11/4/21(m)		20,000	19,991
Deutsche Bank AG
4.250%, 10/14/21		400,000	400,432

			420,423

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		200,000	203,750

Total Financials			1,045,716

Information Technology (0.0%)
Software (0.0%)
VMware, Inc.
3.900%, 8/21/27		10,000	11,113

Total Information Technology			11,113

Total Corporate Bonds			1,375,604

Foreign Government Securities (10.3%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	2,322,425	2,946,426
0.400%, 5/15/30 TIPS(m)		1,346,111	1,726,098
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	226,883	228,448
Commonwealth of Australia
1.250%, 2/21/22 TIPS(m)	AUD	261,668	191,405
3.000%, 9/20/25 TIPS(m)		422,730	356,966
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	100,000	128,182
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	83,014,340	766,166
0.100%, 3/10/29 TIPS		58,312,040	540,014
0.005%, 3/10/31 TIPS		50,418,000	463,512
Kingdom of Saudi Arabia
4.000%, 4/17/25(m)		$200,000	218,900
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	98,441
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	260,981	$196,044
3.000%, 9/20/30 TIPS(m)		584,948	506,389
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	48,444
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS(m)	GBP	297,096	434,686
Series 3MO 0.125%, 3/22/24 TIPS(m)		378,063	561,723

Total Foreign Government Securities			9,411,844

Mortgage-Backed Securities (3.7%)
FNMA UMBS
3.500%, 2/1/48		$157,921	167,485
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 10/25/51 TBA		3,000,000	3,173,907

Total Mortgage-Backed Securities			3,341,392

U.S. Government Agency Securities (11.9%)
FFCB
0.530%, 1/18/22		321,000	321,432
1.550%, 1/28/22		500,000	502,378
0.140%, 4/1/22		500,000	500,162
0.300%, 4/27/22		2,483,000	2,486,096
FNMA
1.375%, 10/7/21		282,000	282,066
2.250%, 4/12/22		6,640,000	6,715,354

Total U.S. Government Agency Securities			10,807,488

U.S. Treasury Obligations (106.6%)
U.S. Treasury Bonds
1.625%, 11/15/50(z)		1,040,000	931,678
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,182,921	1,378,486
2.375%, 1/15/27 TIPS		27,075	32,899
1.750%, 1/15/28 TIPS		2,528,092	3,037,436
3.625%, 4/15/28 TIPS		3,375,820	4,505,853
2.500%, 1/15/29 TIPS		597,633	764,021
3.875%, 4/15/29 TIPS		981,456	1,366,514
2.125%, 2/15/40 TIPS		972,579	1,438,477
2.125%, 2/15/41 TIPS		299,194	447,456
0.750%, 2/15/42 TIPS		1,280,681	1,548,220
0.625%, 2/15/43 TIPS		641,212	757,699
1.375%, 2/15/44 TIPS		2,014,791	2,755,992
0.750%, 2/15/45 TIPS		2,202,746	2,697,957
1.000%, 2/15/46 TIPS		2,154,577	2,793,143
0.875%, 2/15/47 TIPS		1,029,165	1,312,456
1.000%, 2/15/48 TIPS		1,029,584	1,359,162
0.250%, 2/15/50 TIPS		371,658	416,787
0.125%, 2/15/51 TIPS		901,787	983,428
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS(z)		7,779,410	7,888,752
0.125%, 7/15/22 TIPS		1,946,942	1,994,302
0.125%, 1/15/23 TIPS		898,882	929,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
0.625%, 4/15/23 TIPS(z)	$8,331,026	$8,716,195
0.375%, 7/15/23 TIPS	2,592,573	2,730,842
0.625%, 1/15/24 TIPS	1,801,846	1,921,582
0.500%, 4/15/24 TIPS	2,706,125	2,888,272
0.125%, 10/15/24 TIPS	2,234,547	2,388,669
0.250%, 1/15/25 TIPS	115,262	123,753
0.125%, 4/15/25 TIPS	2,261,809	2,424,469
0.375%, 7/15/25 TIPS	287,803	313,755
0.625%, 1/15/26 TIPS	1,907,257	2,103,137
0.125%, 7/15/26 TIPS	216,397	235,809
0.375%, 1/15/27 TIPS	1,367,506	1,508,217
0.375%, 7/15/27 TIPS(z)	5,323,511	5,913,376
0.500%, 1/15/28 TIPS	3,497,393	3,908,598
0.750%, 7/15/28 TIPS	3,382,405	3,869,990
0.875%, 1/15/29 TIPS	1,405,547	1,620,264
0.250%, 7/15/29 TIPS	2,662,864	2,959,877
0.125%, 1/15/30 TIPS	4,042,791	4,437,950
0.125%, 7/15/30 TIPS	2,608,736	2,874,931
0.125%, 1/15/31 TIPS	2,118,455	2,322,928
0.125%, 7/15/31 TIPS(z)	3,840,084	4,225,241
U.S. Treasury Notes
1.750%, 12/31/24	330,000	342,352

Total U.S. Treasury Obligations		97,170,202

Total Long-Term Debt Securities (141.1%) (Cost $124,526,060)		128,582,889

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (57.1%)
Federal Agricultural Mortgage Corp.
0.08%, 12/15/21(o)(p)	18,000,000	17,996,913
FHLB
0.06%, 1/6/22(o)(p)	27,000,000	26,995,240
FNMA
0.08%, 10/27/21(o)(p)	7,000,000	6,999,597

Total U.S. Government Agency Securities		51,991,750

Total Short-Term Investments (57.1%) (Cost $51,996,281)		51,991,750

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Call Interest Rate Swaptions Purchased Payable (0.1%)
32 Years, November 2022 @0.19% v. 6 Month EURIBOR Exercise Price: EUR 0.19 Notional Amount: EUR 250,000 Counterparty: Morgan Stanley*	250,000	35,780
32 Years, November 2022 @0.20% v. 6 Month EURIBOR Exercise Price: EUR 0.20 Notional Amount: EUR 700,000 Counterparty: Barclays Bank plc*	700,000	99,165

Total Options Purchased (0.1%) (Cost $70,485)		134,945

Total Investments in Securities (198.3%) (Cost $176,592,826)		180,709,584
Other Assets Less Liabilities (-98.3%)		(89,584,324)

Net Assets (100%)		$91,125,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $3,813,711 or 4.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $7,468,868 or 8.2% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2021.

(p)	Yield to maturity.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2021.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CDX — Credit Default Swap In

CLO — Collateralized Loan Obligation

CNY — Chinese Renminbi

CPI — Consumer Price Index

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FRCPI — French Consumer Price Index

GBP — British Pound

GNMA — Government National Mortgage Association

HICPxT — Harmonised Index of Consumer Prices ex Tobacco

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	21	12/2021	EUR	4,130,931	(63,533)
U.S. Treasury 2 Year Note	3	12/2021	USD	660,164	(51)
U.S. Treasury 5 Year Note	52	12/2021	USD	6,382,594	(41,101)
U.S. Treasury 10 Year Note	43	12/2021	USD	5,659,203	(77,382)

					(182,067)

Short Contracts
Euro-Bobl	(20)	12/2021	EUR	(3,125,923)	17,454
Euro-BTP	(7)	12/2021	EUR	(1,232,079)	16,331
Euro-Buxl	(8)	12/2021	EUR	(1,884,311)	45,789
Euro-Schatz	(118)	12/2021	EUR	(15,336,774)	9,102
Japan 10 Year Bond	(1)	12/2021	JPY	(1,360,079)	4,761
Long Gilt	(7)	12/2021	GBP	(1,180,390)	21,984
U.S. Treasury 10 Year Ultra Note	(25)	12/2021	USD	(3,631,250)	71,543
U.S. Treasury Long Bond	(38)	12/2021	USD	(6,050,313)	176,211
U.S. Treasury Ultra Bond	(9)	12/2021	USD	(1,719,563)	61,716

					424,891

					242,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	227,000	CNY	1,465,016	JPMorgan Chase Bank**	10/12/2021	407
CNY	952,134	USD	147,041	Bank of America**	10/22/2021	109
CNY	180,163	USD	27,788	Goldman Sachs Bank USA**	10/22/2021	56
USD	39,710	CNY	256,717	HSBC Bank plc**	10/22/2021	35
USD	97,809	MXN	1,979,000	Citibank NA	11/8/2021	2,444
IDR	398,200,824	USD	27,699	Morgan Stanley**	11/15/2021	3
USD	350,409	AUD	478,000	Citibank NA	11/17/2021	4,774
USD	267,215	EUR	228,000	Bank of America	11/17/2021	2,882
USD	5,008,716	EUR	4,250,239	Citibank NA	11/17/2021	81,187
USD	602,713	GBP	438,000	HSBC Bank plc	11/17/2021	12,532
USD	19,340	GBP	14,000	JPMorgan Chase Bank	11/17/2021	476
USD	1,496,298	GBP	1,081,000	Morgan Stanley	11/17/2021	39,711
USD	1,793,898	JPY	197,704,939	Barclays Bank plc	11/17/2021	16,946
USD	712,633	NZD	1,015,000	Goldman Sachs Bank USA	11/17/2021	12,139
CNY	199,300	USD	30,651	Goldman Sachs Bank USA**	12/15/2021	24
USD	58,373	PEN	215,001	Citibank NA**	3/25/2022	6,878

Total unrealized appreciation						180,603

USD	205,525	AUD	285,000	BNP Paribas	10/5/2021	(516)
IDR	1,216,450,567	USD	84,658	JPMorgan Chase Bank**	11/15/2021	(32)
USD	187,000	IDR	2,689,995,000	HSBC Bank plc**	11/15/2021	(137)
USD	43,000	IDR	618,727,000	JPMorgan Chase Bank**	11/15/2021	(44)
EUR	229,000	USD	268,765	Citibank NA	11/17/2021	(3,272)
CNY	257,349	USD	39,710	HSBC Bank plc**	11/22/2021	(29)
CNY	148,629	USD	22,881	Citibank NA**	12/15/2021	(5)
IDR	1,394,611,486	USD	96,888	Goldman Sachs Bank USA**	12/15/2021	(158)
IDR	320,129,106	USD	22,242	HSBC Bank plc**	12/15/2021	(38)

Total unrealized depreciation						(4,231)

Net unrealized appreciation						176,372

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Written Call Options Contracts as of September 30, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Years, November 2022 @(0.526)% v.3 Month EURIBOR	Goldman Sachs Bank USA	6,000,000	EUR	(6,000,000)	EUR	(0.53)	11/17/2022	(1,642)
FNMA/FHLMC UMBS, 30 Year, Single Family	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	1.02	10/7/2021	—

								(1,642)

Written Put Options Contracts as of September 30, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
12 Years, November 2022 @0.00% v.6 Month EURIBOR	Barclays Bank plc	2,100,000	EUR	(2,100,000)	EUR	0.01	11/4/2022	(95,751)
12 Years, November 2032 @0.00% v.6 Month EURIBOR	Morgan Stanley	800,000	EUR	(800,000)	EUR	1.00	11/2/2022	(36,323)
CDX North American High Yield 36-V1	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	1.02	1/19/2022	(460)
CDX North American High Yield 36-V1	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	1.04	12/15/2021	(376)
CDX North American High Yield 37-V1	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	1.01	12/15/2021	—
CDX North American Investment Grade 36-V1	Bank of America	200,000	USD	(200,000)	USD	0.01	11/17/2021	(81)
CDX North American Investment Grade 36-V1	Bank of America	100,000	USD	(100,000)	USD	0.01	11/17/2021	(28)
CDX North American Investment Grade 36-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	0.01	1/19/2022	(210)
CDX North American Investment Grade 36-V1	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	0.01	11/17/2021	(33)
CDX North American Investment Grade 36-V1	Goldman Sachs Bank USA	500,000	USD	(500,000)	USD	0.01	12/15/2021	(266)
CDX North American Investment Grade 36-V1	Morgan Stanley	400,000	USD	(400,000)	USD	0.01	11/17/2021	(133)
CDX North American Investment Grade 36-V1	Morgan Stanley	300,000	USD	(300,000)	USD	0.01	12/15/2021	(186)
CDX North American Investment Grade 36-V1	Morgan Stanley	200,000	USD	(200,000)	USD	0.01	12/15/2021	(107)
CDX North American Investment Grade 37-V1	Barclays Bank plc	500,000	USD	(500,000)	USD	0.01	1/19/2022	(555)
iTraxx Europe Crossover 35-V1	Barclays Bank plc	200,000	EUR	(200,000)	EUR	0.04	1/19/2022	(1,167)
iTraxx Europe Main.35-V1	Bank of America	100,000	EUR	(100,000)	EUR	0.01	12/15/2021	(62)
iTraxx Europe Main.35-V1	Barclays Bank plc	500,000	EUR	(500,000)	EUR	0.01	12/15/2021	(311)
iTraxx Europe Main.35-V1	Barclays Bank plc	160,000	EUR	(160,000)	EUR	0.01	10/20/2021	(9)
iTraxx Europe Main.35-V1	JPMorgan Chase Bank	100,000	EUR	(100,000)	EUR	0.01	12/15/2021	(62)
iTraxx Europe Main.36-V1	Barclays Bank plc	100,000	EUR	(100,000)	EUR	0.01	1/19/2022	(116)

								(136,236)

Total Written Options Contracts (Premiums Received ($86,248))								(137,878)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of September 30, 2021 (Note 1):

Floating Rate Index1	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
HICPXT at termination	0.33% at termination	Receive	7/15/2022	EUR	200,000	9,676	9,669
UKRPI at termination	4.22% at termination	Receive	8/15/2022	GBP	100,000	2,713	2,713
UKRPI at termination	4.18% at termination	Receive	9/15/2022	GBP	400,000	9,328	9,328
UKRPI at termination	4.48% at termination	Receive	9/15/2023	GBP	100,000	1,006	1,006
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	1,216	1,238
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	8,803	8,663
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	1,238	1,238
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	900,000	11,138	11,138
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	48,494	48,494
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	8,952	8,952
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	19,855	19,855
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	7,475	7,475
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	406	406
FRCPI at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	14,080	14,080
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	1,441	1,441
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	999	961
UKRPI at termination	4.07% at termination	Pay	9/15/2031	GBP	100,000	728	728

						147,548	147,385

HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(7,201)	(7,973)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	200,000	(14,768)	(15,926)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(7,447)	(7,963)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(7,263)	(7,963)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	700,000	(42,905)	(31,732)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	1,000,000	(64,436)	(45,332)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(12,291)	(9,066)
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	340,000	(9,688)	(9,688)
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	(4,155)	(4,155)
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	(2,041)	(2,041)
UKRPI at termination	3.48% at termination	Pay	8/15/2030	GBP	800,000	(96,726)	(88,363)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(10,823)	(11,817)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(11,759)	(11,817)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(10,936)	(11,817)
USCPI at termination	2.16% at termination	Pay	1/19/2022	USD	100,000	(3,493)	(3,493)
USCPI at termination	2.17% at termination	Pay	1/19/2022	USD	500,000	(17,416)	(17,416)
USCPI at termination	2.18% at termination	Pay	1/19/2022	USD	200,000	(6,934)	(6,937)
USCPI at termination	2.20% at termination	Pay	1/21/2022	USD	300,000	(10,370)	(10,370)
USCPI at termination	2.17% at termination	Pay	2/1/2022	USD	500,000	(17,661)	(17,661)
USCPI at termination	2.16% at termination	Pay	2/4/2022	USD	250,000	(8,848)	(8,852)
USCPI at termination	2.16% at termination	Pay	2/4/2022	USD	550,000	(19,475)	(19,475)
USCPI at termination	2.20% at termination	Pay	2/5/2022	USD	700,000	(24,456)	(24,456)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(11,083)	(11,062)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(21,551)	(22,124)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(66,372)	(66,372)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	(9,802)	(9,802)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	(19,816)	(19,603)

						(539,716)	(503,276)

Total Centrally Cleared Inflation-linked swap contracts outstanding						(392,168)	(355,891)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2021 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 Month EURIBOR Quarterly	(0.53) at termination	Pay	11/21/2023	EUR	3,000,000	—	(4,966)	(4,966)

Total Centrally Cleared Interest rate swap contracts outstanding						—	(4,966)	(4,966)

(1)	Value of floating rate index at September 30, 2021 was as follows:

Floating Rate Index	Value
FRCPI EUR	1.07%
HICPxT EUR	1.08%
UKRPI GBP	3.08%
USCPI USD	2.74%
3 Month LIBOR USD	0.13%
3 Month EURIBOR EUR	(0.55)%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,339,053		$—	$3,339,053
Centrally Cleared Inflation-linked Swaps	—	147,548		—	147,548
Collateralized Mortgage Obligations	—	3,043,472		—	3,043,472
Commercial Mortgage-Backed Securities	—	93,834		—	93,834
Corporate Bonds
Communication Services	—	10,206		—	10,206
Consumer Discretionary	—	200,056		—	200,056
Energy	—	108,513		—	108,513
Financials	—	1,045,716		—	1,045,716
Information Technology	—	11,113		—	11,113
Foreign Government Securities	—	9,411,844		—	9,411,844
Forward Currency Contracts	—	180,603		—	180,603
Futures	424,891	—		—	424,891
Mortgage-Backed Securities	—	3,341,392		—	3,341,392
Options Purchased
Call Options Purchased	—	134,945		—	134,945
Short-Term Investments
U.S. Government Agency Securities	—	51,991,750		—	51,991,750
U.S. Government Agency Securities	—	10,807,488		—	10,807,488
U.S. Treasury Obligations	—	97,170,202		—	97,170,202

Total Assets	$424,891	$181,037,735		$—	$181,462,626

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(539,716	) $	—	$(539,716)
Centrally Cleared Interest Rate Swaps	—	(4,966)		—	(4,966)
Forward Currency Contracts	—	(4,231)		—	(4,231)
Futures	(182,067)	—		—	(182,067)
Options Written
Call Options Written	—	(1,642)		—	(1,642)
Put Options Written	—	(136,236)		—	(136,236)

Total Liabilities	$(182,067)	$(686,791)		$—	$(868,858)

Total	$242,824	$180,350,944		$—	$180,593,768

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,437,208
Aggregate gross unrealized depreciation	(1,123,992)

Net unrealized appreciation	$4,313,216

Federal income tax cost of investments in securities and derivative instruments, if applicable	$176,316,829

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (11.5%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4
0.346%, 9/25/36(l)		$146,677	$144,061
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25		284,826	275,598
Series 2016-3 A
3.250%, 10/15/28		159,464	154,774
Series 2016-3 AA
3.000%, 10/15/28		238,989	238,988
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1
0.791%, 11/25/35(l)		248,701	248,551
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A ARR
1.176%, 7/15/30(l)§		1,000,000	1,000,057
Anchorage Capital CLO Ltd.,
Series 2020-16A A
1.534%, 10/20/31(l)§		1,000,000	1,000,170
Argent Securities Trust,
Series 2006-M1 A2C
0.386%, 7/25/36(l)		698,113	274,139
Series 2006-W2 A2B
0.466%, 3/25/36(l)		236,547	159,805
Assurant CLO Ltd.,
Series 2018-3A AR
1.174%, 10/20/31(l)§		900,000	900,290
Atrium XII,
Series 12A AR
0.968%, 4/22/27(l)§		630,375	630,505
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
0.406%, 8/25/36(l)		24,020	23,395
Series 2006-HE9 1A2
0.236%, 11/25/36(l)		220,486	209,576
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
1.211%, 2/25/35(l)		156,152	155,818
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
0.910%, 1/15/33(l)§	EUR	700,000	810,924
BRSP Ltd.,
Series 2021-FL1 A
1.237%, 8/19/38(l)§		$800,000	800,000
Cathedral Lake CLO Ltd.,
Series 2015-2A A1RR
0.976%, 7/16/29(l)§		752,566	752,584
CBAM Ltd.,
Series 2018-5A A
1.154%, 4/17/31(l)§		1,000,000	1,000,018
Series 2018-8A A1
1.254%, 10/20/29(l)§		1,000,000	1,000,053
C-BASS TRUST,
Series 2006-CB9 A1
0.146%, 11/25/36(l)		13,191	7,563
Chesapeake Funding II LLC,
Series 2018-2A A1
3.230%, 8/15/30§		131,110	131,510
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
7.250%, 5/25/36(e)		134,403	90,034
CLNC Ltd.,
Series 2019-FL1 A
1.414%, 8/20/35(l)§		700,000	700,457
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
0.836%, 5/25/34(l)		32,700	32,478
Series 2006-2 M1
0.686%, 6/25/36(l)		197,769	195,100
Series 2006-21 2A4
0.316%, 5/25/37(l)		300,000	288,784
Series 2006-24 1A
0.226%, 6/25/47(l)		863,410	805,365
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR
1.164%, 4/20/30(l)§		1,000,000	1,000,221
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
0.630%, 9/15/31(l)§	EUR	700,000	807,329
CWABS Asset-Backed Certificates Trust,
Series 2007-12 2A3
0.886%, 8/25/47(l)		$19,100	18,719
EMC Mortgage Loan Trust,
Series 2001-A A
0.824%, 5/25/40(l)§		3,435	3,329
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/16/24§		900,000	914,567
Fremont Home Loan Trust,
Series 2005-D M1
0.701%, 11/25/35(l)		300,000	283,918
Series 2006-E 2A1
0.146%, 1/25/37(l)		2,423	1,319
Galaxy XV CLO Ltd.,
Series 2013-15A ARR
1.096%, 10/15/30(l)§		900,000	900,348
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)		283,346	154,178
GSAMP Trust,
Series 2006-NC2 A2B
0.266%, 6/25/36(l)		140,967	94,815
GSPA Monetization Trust,
6.422%, 10/9/29§		275,938	296,121
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
0.316%, 4/25/37(l)		505,946	492,141
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		870,553	954,764
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
0.701%, 10/25/35(l)		228,459	225,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-FRE1 M1
0.671%, 5/25/35(l)	$147,325	$146,024
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
0.346%, 3/25/37(l)	69,177	68,240
LCM XV LP,
Series 15A AR2
1.134%, 7/20/30(l)§	800,000	800,038
Lehman XS Trust,
Series 2006-8 2A1
0.446%, 6/25/36(l)	34,254	33,681
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.214%, 5/15/28(l)§	212,768	212,768
LP Credit Card ABS Master Trust,
Series 2018-1 A
1.638%, 8/20/24(l)§	469,129	469,129
Marble Point CLO X Ltd.,
Series 2017-1A AR
1.166%, 10/15/30(l)§	800,000	800,018
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
0.666%, 12/25/35(l)	75,228	74,082
Series 2006-FRE2 A5
0.566%, 3/25/36(l)	186,816	148,168
MF1 Ltd.,
Series 2020-FL4 A
1.864%, 11/15/35(l)§	800,000	804,996
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
0.336%, 8/25/36(l)	504,017	313,381
Series 2006-WMC2 A2C
0.386%, 7/25/36(l)	261,845	124,703
Newcastle Mortgage Securities Trust,
Series 2006-1 M5
0.806%, 3/25/36(l)	900,000	854,898
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
0.326%, 11/25/36(l)	114,687	51,407
OCP CLO Ltd.,
Series 2015-9A A1R
0.926%, 7/15/27(l)§	45,403	45,409
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	97,898	98,099
Option One Mortgage Loan Trust,
Series 2007-5 1A1
0.306%, 5/25/37(l)	408,474	300,860
Series 2007-CP1 1A1
0.226%, 3/25/37(l)	205,442	187,877
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
0.776%, 11/25/35(l)	555,634	548,533
OZLM IX Ltd.,
Series 2014-9A A1A3
0.000%, 10/20/31(l)§	900,000	900,000
OZLM XVI Ltd.,
Series 2017-16A A1R
1.155%, 5/16/30(l)§	800,000	800,040
Palmer Square CLO Ltd.,
Series 2018-3A A1
0.975%, 8/15/26(l)§	91,758	91,794
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1
0.000%, 10/15/29(l)§	800,000	800,000
RAAC Trust,
Series 2006-SP2 M1
0.596%, 2/25/36(l)	722,718	718,082
RAMP Trust,
Series 2005-RS4 M5
0.766%, 4/25/35(l)	300,000	298,873
RASC Trust,
Series 2005-EMX5 A3
0.746%, 12/25/35(l)	129,591	111,987
Series 2006-EMX2 M1
0.686%, 2/25/36(l)	208,672	203,660
Series 2006-KS7 A4
0.326%, 9/25/36(l)	119,601	119,078
Series 2007-KS3 AI3
0.336%, 4/25/37(l)	22,579	22,388
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	549,029	265,398
Saranac CLO VI Ltd.,
Series 2018-6A A1R
1.254%, 8/13/31(l)§	800,000	799,998
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
0.216%, 5/25/37(l)	42,335	35,907
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
0.626%, 2/25/36(l)	71,936	47,156
SLM Student Loan Trust,
Series 2003-10A A3
0.586%, 12/15/27(l)§	88,116	87,938
Series 2003-11 A6
0.666%, 12/15/25(l)§	196,332	196,522
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
1.184%, 10/20/28(l)§	890,562	890,585
Sound Point CLO XV Ltd.,
Series 2017-1A ARR
1.038%, 1/23/29(l)§	800,000	800,049
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
1.105%, 7/25/30(l)§	800,000	800,010
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
0.986%, 10/25/37(l)	660,791	583,805
Series 2007-WMC1 3A1
0.196%, 2/25/37(l)	78,820	27,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
0.236%, 11/25/37(l)	$602,429	$419,976
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
0.536%, 5/25/37(l)§	236,691	231,927
STWD Ltd.,
Series 2021-FL2 A
1.284%, 4/18/38(l)§	800,000	800,242
Sunrun Demeter Issuer,
Series 2021-2A A
2.270%, 1/30/57§	800,000	799,692
TRTX Issuer Ltd.,
Series 2019-FL3 A
1.314%, 10/15/34(l)§	900,000	899,998
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28	630,842	642,417
Series 2020-1 A
5.875%, 10/15/27	927,475	1,032,778
Venture XX CLO Ltd.,
Series 2015-20A AR
0.946%, 4/15/27(l)§	104,088	104,092
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
0.336%, 4/25/37(l)	229,026	113,488

Total Asset-Backed Securities		37,905,639

Collateralized Mortgage Obligations (6.0%)
Alba plc,
Series 2007-1 A3
0.241%, 3/17/39(l)(m) . GBP	361,676	473,349
Alternative Loan Trust,
Series 2005-32T1 A3
1.086%, 8/25/35(l)	$107,481	57,848
Series 2006-45T1 1A16
6.000%, 2/25/37	247,798	165,407
Series 2006-OA11 A1B
0.466%, 9/25/46(l)	378,085	372,069
Series 2006-OA12 A1B
0.277%, 9/20/46(l)	135,046	123,767
Series 2006-OA3 1A1
0.486%, 5/25/36(l)	34,473	31,958
American Home Mortgage Investment Trust,
Series 2004-4 4A
2.154%, 2/25/45(l)	3,422	3,447
Series 2006-2 3A2
6.700%, 6/25/36(e)	485,068	116,317
Banc of America Funding Trust,
Series 2005-D A1
2.778%, 5/25/35(l)	8,212	8,512
Series 2007-2 1A2
6.000%, 3/25/37	74,075	67,004
Banc of America Mortgage Trust,
Series 2003-D 2A4
3.436%, 5/25/33(l)	4,459	4,727
BCAP LLC Trust,
Series 2007-AA2 12A1
0.506%, 5/25/47(l)	80,353	77,916
Series 2011-RR5 12A1
4.801%, 3/26/37(e)§	23,725	24,719
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
2.622%, 5/25/35(l)	26,706	26,955
Series 2005-7 22A1
2.913%, 9/25/35(l)	23,101	17,822
Series 2006-3 35A1
3.171%, 5/25/36(l)	61,519	40,098
Bear Stearns ARM Trust,
Series 2002-11 1A1
2.509%, 2/25/33(l)	144	150
Series 2002-11 1A2
2.831%, 2/25/33(l)	329	308
Series 2003-1 6A1
2.500%, 4/25/33(l)	883	941
Series 2003-8 2A1
2.259%, 1/25/34(l)	6,026	6,139
Series 2004-1 12A5
2.798%, 4/25/34(l)	11,602	11,758
Series 2004-10 22A1
4.577%, 1/25/35(l)	3,863	4,049
Series 2004-10 23A1
2.866%, 1/25/35(l)	1,485	1,512
Series 2004-3 1A1
3.130%, 7/25/34(l)	10,832	10,549
Series 2004-8 2A1
2.981%, 11/25/34(l)	29,841	30,123
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
2.708%, 1/26/36(l)	38,506	32,329
Series 2007-R6 2A1
2.727%, 12/26/46(l)	32,244	28,959
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
2.831%, 1/25/36(l)	45,513	42,045
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
2.802%, 11/25/34(l)	20,432	20,780
Series 2004-HYB9 1A1
2.684%, 2/20/35(l)	8,170	8,277
Series 2005-HYB9 3A2A
1.985%, 2/20/36(l)	4,483	3,976
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
2.470%, 10/25/35(l)	2,897	2,948
Series 2009-7 5A2
5.500%, 12/25/35§	64,630	45,768
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
2.570%, 5/25/35(l)	9,567	9,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-6 A2
2.210%, 9/25/35(l)		$95,772	$100,890
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1
4.957%, 6/25/32(l)		490	510
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
0.386%, 3/25/37(l)		127,467	128,989
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
0.586%, 2/25/35(l)		4,790	4,737
Eurosail-UK plc,
Series 2007-1X A3C
0.223%, 3/13/45(l)(m)	GBP	98,379	131,512
Series 2007-2X A3C
0.213%, 3/13/45(l)(m)		29,219	38,953
FHLMC,
Series 1529 Z
7.000%, 6/15/23		$1,248	1,297
Series 2248 FB
0.584%, 9/15/30(l)		124	125
Series 2266 F
0.534%, 11/15/30(l)		38	39
Series 3360 FC
0.804%, 5/15/37(l)		5,687	5,800
Series 4989 FA
0.450%, 8/15/40(l)		349,516	350,933
Series 4989 FB
0.450%, 10/15/40(l)		283,299	284,448
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
1.299%, 2/25/45(l)		4,217	4,245
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
2.808%, 8/25/35(l)		56,810	53,603
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
2.793%, 10/25/35(l)		42,239	42,759
FNMA,
Series 1993-45 Z
7.000%, 4/25/23		994	1,029
Series 2003-25 KP
5.000%, 4/25/33		11,194	12,497
Series 2004-W2 5AF
0.436%, 3/25/44(l)		11,658	11,698
Series 2005-79 NF
0.496%, 9/25/35(l)		7,184	7,248
Series 2006-118 A1
0.146%, 12/25/36(l)		4,434	4,409
Series 2006-5 3A2
1.946%, 5/25/35(l)		3,645	3,720
Series 2007-42 AF
0.336%, 5/25/37(l)		771	773
Series 2007-73 A1
0.136%, 7/25/37(l)		11,532	11,333
Series 2015-58 AI
1.713%, 8/25/55 IO(l)		292,793	14,766
GNMA,
Series 2015-H18 FB
0.690%, 7/20/65(l)		480,359	483,446
Series 2015-H19 FK
0.690%, 8/20/65(l)		340,376	342,589
Series 2016-H02 FH
1.090%, 1/20/66(l)		123,607	126,019
Series 2016-H06 FJ
0.740%, 7/20/63(l)		779	780
Series 2016-H14 FA
0.890%, 6/20/66(l)		196,047	198,613
Series 2016-H17 FC
0.920%, 8/20/66(l)		525,818	533,522
Series 2016-H17 FM
0.540%, 8/20/66(l)		4,357	4,362
Series 2016-H20 PT
2.819%, 9/20/66(l)		594,400	630,547
Series 2016-H22 FA
0.860%, 10/20/66(l)		320,537	324,551
Series 2017-H10 FB
1.029%, 4/20/67(l)		409,315	414,072
Series 2018-38 WF
0.386%, 10/20/43(l)		242,056	241,418
Great Hall Mortgages No. 1plc,
Series 2007-2A AC
0.252%, 6/18/39(l)§		91,078	89,900
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.859%, 9/25/35(l)		30,467	31,347
Series 2005-AR7 6A1
2.622%, 11/25/35(l)		9,319	9,486
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
1.587%, 10/19/35(l)		62,103	47,808
Series 2005-14 4A1A
2.871%, 12/19/35(l)		75,015	50,127
Series 2005-2 2A1A
0.527%, 5/19/35(l)		8,803	8,500
Series 2005-4 3A1
2.676%, 7/19/35(l)		31,826	27,077
Hawksmoor Mortgages,
Series 2019-1A A
1.100%, 5/25/53(l)§	GBP	2,032,749	2,749,893
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
0.256%, 1/25/37(l)		$67,209	68,100
Series 2006-AR9 2A1
2.962%, 6/25/36(l)		203,917	171,438
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		11,710	7,712
Series 2006-A3 6A1
2.579%, 8/25/34(l)		47,064	47,757
Series 2006-A6 1A4L
3.230%, 10/25/36(l)		64,194	54,963
Landmark Mortgage Securities No. 3 plc,
Series 3 A
0.357%, 4/17/44(l)(m) .	GBP	663,465	862,493

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		$761,467	$764,467
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
0.832%, 1/25/47(l)		68,272	144,403
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
1.950%, 4/25/35(l)		49,876	49,944
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
2.361%, 7/25/35(l)		69,091	64,858
MortgageIT Trust,
Series 2005-5 A2
0.706%, 12/25/35(l)		46,113	46,563
Prime Mortgage Trust,
Series 2004-CL1 1A2
0.486%, 2/25/34(l)		1,412	1,377
Series 2006-CL1 A1
0.586%, 2/25/35(l)		58,282	57,247
RALI Trust,
Series 2005-QA13 2A1
3.948%, 12/25/35(l)		9,831	9,243
Series 2006-QS12 1A1
6.500%, 9/25/36		180,227	117,157
Series 2006-QS13 1A10
6.000%, 9/25/36		15,149	14,434
Series 2007-QA3 A1
0.186%, 5/25/37(l)		232,944	228,469
RBSSP Resecuritization Trust,
Series 2009-12 18A1
2.106%, 12/25/35(l)§		5,131	5,134
Residential Asset Securitization Trust,
Series 2005-A11 1A1
0.536%, 10/25/35(l)		44,453	28,772
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		62,651	61,324
STARM Mortgage Loan Trust,
Series 2007-1 2A1
2.348%, 2/25/37(l)		43,388	40,552
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
0.486%, 4/25/47(l)		49,435	48,210
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
0.587%, 7/19/35(l)		30,643	31,276
Series 2006-AR6 1A3
0.466%, 7/25/46(l)		984,595	803,464
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
0.747%, 9/19/32(l)		656	657
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
1.529%, 3/25/37(l)		$36,938	$34,719
Series 2007-3 3A1
1.479%, 6/25/47(l)		241,072	207,625
Towd Point Mortgage Funding,
Series 2019-A13A A1
0.950%, 7/20/45(l)§	GBP	1,664,800	2,249,156
Towd Point Mortgage Funding plc,
Series 2020-A14X A
0.950%, 5/20/45(l)(m)		1,641,564	2,219,556
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
2.442%, 5/20/36(l)		$40,807	42,126
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
0.666%, 10/25/45(l)		4,209	4,227
Series 2005-AR6 1A1A
0.586%, 2/25/45(l)		255,894	261,137
Series 2006-AR16 3A3
3.113%, 12/25/36(l)		15,126	15,030
Series 2007-HY5 2A1
3.288%, 5/25/37(l)		102,553	92,087
Series 2007-HY7 4A2
3.096%, 7/25/37(l)		56,387	57,283
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
0.999%, 12/21/49(l)§	GBP	669,711	903,810
Series 3A B
1.699%, 12/21/49(l)§		100,000	135,490
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
2.240%, 10/25/36(l)		$569,655	550,090

Total Collateralized Mortgage Obligations			19,904,954

Commercial Mortgage-Backed Securities (4.2%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		568,379	571,331
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		600,000	628,906
AREIT Trust,
Series 2020-CRE4 A
2.784%, 4/15/37(l)§		333,047	334,712
Series 2021-CRE5 A
0.000%, 7/17/26(l)§		800,000	800,000
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	911,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Business Mortgage Finance 7 plc,
Series 7X A1
2.071%, 2/15/41(l)(m)	GBP	59,634	$80,304
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		$300,000	318,810
Commercial Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51		700,000	797,277
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	1,056,987
Extended Stay America Trust,
Series 2021-ESH A
1.164%, 7/15/38(l)§		795,860	798,086
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1
1.332%, 8/25/22 IO(l)		1,931,750	15,792
FNMA ACES,
Series 2020-M33 X2
2.358%, 1/25/31 IO(l)		1,900,000	258,200
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§		400,000	399,837
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50		427,998	443,165
Series 2016-GS3 WMB
3.722%, 10/10/49(l)§		100,000	98,293
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	600,438
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A
1.084%, 6/15/32(l)§		89,025	88,997
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
1.014%, 7/15/36(l)§		800,000	799,247
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48		57,739	59,560
Series 2015-C27 ASB
3.557%, 12/15/47		248,859	261,572
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.509%, 4/5/42(l)§		800,000	818,195
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		700,000	750,498
PFP Ltd.,
Series 2021-8 A
1.100%, 8/9/37(l)§		800,000	800,000
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A
0.983%, 11/11/34(l)§		324,032	324,134
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52		800,000	921,987
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§		900,000	974,951

Total Commercial Mortgage- Backed Securities			13,912,355

Corporate Bonds (35.7%)
Communication Services (2.4%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
2.250%, 2/1/32		800,000	777,584
Verizon Communications, Inc.
2.355%, 3/15/32§		1,303,000	1,287,033

			2,064,617

Entertainment (0.9%)
Electronic Arts, Inc.
1.850%, 2/15/31		800,000	773,300
Netflix, Inc.
4.625%, 5/15/29	EUR	500,000	723,968
Walt Disney Co. (The)
2.650%, 1/13/31		$1,300,000	1,357,294

			2,854,562

Media (0.6%)
Charter Communications Operating LLC
4.464%, 7/23/22		100,000	102,063
2.250%, 1/15/29		800,000	799,000
Discovery Communications LLC
3.625%, 5/15/30		900,000	974,078

			1,875,141

Wireless Telecommunication Services (0.3%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		612,500	652,619
5.152%, 3/20/28§		400,000	456,000

			1,108,619

Total Communication Services			7,902,939

Consumer Discretionary (3.7%)
Automobiles (2.1%)
BMW Finance NV
2.250%, 8/12/22§		700,000	712,124
Daimler Finance North America LLC
2.550%, 8/15/22§		700,000	713,281
3.700%, 5/4/23§		700,000	733,366
Hyundai Capital America
1.150%, 11/10/22§		800,000	803,864
1.650%, 9/17/26§		800,000	792,699

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		$800,000	$792,129
2.750%, 3/9/28§		800,000	806,207
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	898,620
Volkswagen Group of America Finance LLC
3.200%, 9/26/26§		700,000	748,874

			7,001,164

Hotels, Restaurants & Leisure (1.0%)
Choice Hotels International, Inc.
3.700%, 12/1/29		700,000	744,561
Expedia Group, Inc.
3.250%, 2/15/30		700,000	722,210
Starbucks Corp.
2.550%, 11/15/30		900,000	920,343
Wynn Las Vegas LLC
5.500%, 3/1/25§		800,000	816,000

			3,203,114

Household Durables (0.6%)
Mohawk Industries, Inc.
3.625%, 5/15/30		900,000	977,616
NVR, Inc.
3.000%, 5/15/30		900,000	937,753

			1,915,369

Total Consumer Discretionary			12,119,647

Consumer Staples (0.6%)
Beverages (0.2%)
Bacardi Ltd.
4.450%, 5/15/25§		500,000	548,930

Food Products (0.2%)
Conagra Brands, Inc.
4.300%, 5/1/24		700,000	759,181

Tobacco (0.2%)
Imperial Brands Finance plc
3.875%, 7/26/29§		800,000	856,708

Total Consumer Staples			2,164,819

Energy (1.7%)
Energy Equipment & Services (0.1%)
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK(m)		342,355	189,230
7.350%, 12/1/26 PIK§		852	471
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64(y)§		200,000	1,500

			191,201

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
3.400%, 2/15/31		600,000	630,996
Energy Transfer LP
5.250%, 4/15/29		600,000	701,520
Greenko Solar Mauritius Ltd.
5.950%, 7/29/26§		700,000	738,412
MPLX LP
4.000%, 3/15/28		300,000	331,306
ONEOK Partners LP
6.850%, 10/15/37		800,000	1,080,055
Sabine Pass Liquefaction LLC
4.200%, 3/15/28		100,000	111,682
4.500%, 5/15/30		800,000	920,071
Saudi Arabian Oil Co.
2.750%, 4/16/22§		800,000	809,150

			5,323,192

Total Energy			5,514,393

Financials (12.2%)
Banks (5.6%)
Banco Santander SA
2.746%, 5/28/25		700,000	734,756
Bank of America Corp.
4.125%, 1/22/24		200,000	216,025
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)		800,000	804,763
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 1.094%, 7/20/23(k)§		600,000	608,822
Barclays plc
(ICE LIBOR USD 3 Month + 1.63%), 1.744%, 1/10/23(k)		900,000	903,501
BNP Paribas SA
3.500%, 3/1/23§		700,000	729,645
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25(k)§		700,000	757,072
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24(k)		900,000	917,012
(ICE LIBOR USD 3 Month + 1.02%), 1.143%, 6/1/24(k)		700,000	708,666
(SOFR + 0.69%), 0.776%, 10/30/24(k)		800,000	802,506
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		600,000	619,872
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26(k)§		1,000,000	998,516
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)		700,000	739,633
(SOFR + 1.51%), 2.739%, 10/15/30(k)		900,000	932,091
Lloyds Bank plc
7.500%, 4/2/32(e)(m)		600,000	467,235
Lloyds Banking Group plc
(GBP Swap Semi 5 Year + 5.01%), 7.625%, 6/27/23(k)(m)(y)	GBP	200,000	289,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.860%, 3/2/23(k)		$700,000	$705,694
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.109%, 7/10/24(k)		900,000	906,131
(SOFR + 0.87%), 0.849%, 9/8/24(k)		800,000	802,457
NatWest Group plc
2.500%, 3/22/23(m)	EUR	100,000	120,401
Societe Generale SA
4.250%, 9/14/23§		$700,000	747,275
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.56%),
3.785%, 5/21/25(k)§		700,000	745,927
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25		800,000	806,041
UniCredit SpA
7.830%, 12/4/23§		900,000	1,025,376
Wells Fargo & Co.
(EURIBOR 3 Month + 1.85%), 1.741%, 5/4/30(k)(m)	EUR	500,000	620,827
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)		$800,000	822,000

			18,531,935

Capital Markets (3.4%)
Cantor Fitzgerald LP
6.500%, 6/17/22§		300,000	312,046
Credit Suisse AG
6.500%, 8/8/23(m)		200,000	218,750
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23(k)(y)§		700,000	763,000
Deutsche Bank AG
4.250%, 10/14/21		500,000	500,540
3.300%, 11/16/22		600,000	618,773
3.950%, 2/27/23		500,000	521,868
(SOFR + 2.58%), 3.961%, 11/26/25(k)		1,800,000	1,946,844
Goldman Sachs Group, Inc. (The)
3.500%, 1/23/25		100,000	107,103
3.750%, 5/22/25		700,000	757,566
(ICE LIBOR USD 3 Month + 1.17%), 1.295%, 5/15/26(k)		300,000	306,892
Intercontinental Exchange, Inc.
3.000%, 6/15/50		700,000	688,312
Lazard Group LLC
4.500%, 9/19/28		700,000	807,126
Nomura Holdings, Inc.
1.851%, 7/16/25		900,000	911,986
Owl Rock Capital Corp.
2.875%, 6/11/28		800,000	795,642
Stifel Financial Corp.
4.000%, 5/15/30		900,000	998,529
UBS Group AG
4.125%, 9/24/25§		200,000	220,789
4.125%, 4/15/26§		600,000	666,991

			11,142,757

Consumer Finance (2.1%)
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.88%), 0.999%, 10/12/21(k)		400,000	399,920
(ICE LIBOR USD 3 Month + 1.08%), 1.198%, 8/3/22(k)		925,000	922,225
3.350%, 11/1/22		800,000	810,400
(ICE LIBOR USD 3 Month + 1.24%), 1.360%, 2/15/23(k)		600,000	594,000
5.584%, 3/18/24		900,000	964,413
General Motors Financial Co., Inc.
3.550%, 7/8/22		700,000	716,644
OneMain Finance Corp.
6.125%, 5/15/22		800,000	821,000
Volkswagen Bank GmbH
1.250%, 8/1/22(m)	EUR	300,000	351,945
1.875%, 1/31/24(m)		1,100,000	1,329,748

			6,910,295

Diversified Financial Services (0.8%)
GE Capital Funding LLC
3.450%, 5/15/25		$900,000	971,091
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35		700,000	838,421
NTT Finance Corp.
1.162%, 4/3/26§		1,000,000	991,823

			2,801,335

Insurance (0.3%)
First American Financial Corp.
4.000%, 5/15/30		700,000	768,985
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	147,420

			916,405

Total Financials			40,302,727

Health Care (1.6%)
Biotechnology (0.4%)
AbbVie, Inc.
2.950%, 11/21/26		$700,000	749,555
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		700,000	664,804

			1,414,359

Health Care Providers & Services (0.6%)
Anthem, Inc.
2.550%, 3/15/31		800,000	820,481
Cigna Corp.
3.050%, 11/30/22		100,000	102,976
CVS Health Corp.
4.300%, 3/25/28		198,000	225,533

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 9/15/31	$900,000	$882,209

		2,031,199

Pharmaceuticals (0.6%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 1.126%, 12/15/23(k)§	300,000	303,647
Mylan, Inc.
3.125%, 1/15/23§	700,000	723,215
Zoetis, Inc.
2.000%, 5/15/30	900,000	887,034

		1,913,896

Total Health Care		5,359,454

Industrials (2.1%)
Aerospace & Defense (1.2%)
Boeing Co. (The)
1.433%, 2/4/24	800,000	801,276
2.750%, 2/1/26	800,000	832,229
Leidos, Inc.
4.375%, 5/15/30	800,000	906,008
Spirit AeroSystems, Inc.	700,000	695,625
4.600%, 6/15/28
Textron, Inc.
2.450%, 3/15/31	600,000	600,959

		3,836,097

Commercial Services & Supplies (0.2%)
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	800,000	773,274

Marine (0.3%)
AP Moller - Maersk A/S
4.500%, 6/20/29§	700,000	805,177

Road & Rail (0.4%)
Central Japan Railway Co.
3.400%, 9/6/23(m)	600,000	631,264
Pacific National Finance Pty. Ltd.
4.750%, 3/22/28(m)	700,000	758,114

		1,389,378

Total Industrials		6,803,926

Information Technology (3.2%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.500%, 4/1/22	100,000	100,977

IT Services (1.0%)
CGI, Inc.
1.450%, 9/14/26§	800,000	791,326
Fiserv, Inc.
2.250%, 6/1/27	900,000	926,804
Global Payments, Inc.
2.900%, 5/15/30	700,000	722,241
PayPal Holdings, Inc.
2.850%, 10/1/29	700,000	744,708

		3,185,079
Semiconductors & Semiconductor Equipment (1.5%)
Broadcom, Inc.
4.110%, 9/15/28	576,000	638,977
4.150%, 11/15/30	854,000	942,755
2.450%, 2/15/31§	800,000	774,148
3.469%, 4/15/34§	752,000	773,512
3.137%, 11/15/35§	215,000	211,881
3.187%, 11/15/36§	46,000	45,791
NXP BV
3.875%, 9/1/22§	800,000	823,636
5.350%, 3/1/26§	500,000	575,875

		4,786,575

Software (0.2%)
VMware, Inc.	500,000	588,823

4.700%, 5/15/30
Technology Hardware, Storage & Peripherals (0.5%)
Dell International LLC
5.450%, 6/15/23	900,000	965,251
5.850%, 7/15/25	700,000	812,121

		1,777,372

Total Information Technology		10,438,826

Real Estate (4.9%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26	300,000	334,229
4.500%, 7/30/29	200,000	231,968
American Tower Corp. (REIT)
3.375%, 5/15/24	800,000	849,830
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30	800,000	811,164
Boston Properties LP (REIT)
4.500%, 12/1/28	600,000	690,577
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 1.176%, 2/1/22(k)	200,000	200,438
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	800,000	816,736
EPR Properties (REIT)
3.750%, 8/15/29	700,000	719,888
Equinix, Inc. (REIT)
2.500%, 5/15/31	800,000	804,948
Federal Realty Investment Trust (REIT)
3.500%, 6/1/30	900,000	976,610
GLP Capital LP (REIT)
5.250%, 6/1/25	100,000	111,258
5.750%, 6/1/28	200,000	234,150
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§	500,000	539,410
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	700,000	756,494
Highwoods Realty LP (REIT)
4.125%, 3/15/28	100,000	110,870
Mid-America Apartments LP (REIT)
2.750%, 3/15/30	700,000	727,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		$800,000	$807,373
Physicians Realty LP (REIT)
4.300%, 3/15/27		100,000	112,882
Public Storage (REIT)
3.094%, 9/15/27		500,000	545,656
Realty Income Corp. (REIT)
3.000%, 1/15/27		300,000	321,650
3.250%, 1/15/31		600,000	651,039
Sabra Health Care LP (REIT)
4.800%, 6/1/24		700,000	771,334
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§		900,000	1,036,394
Service Properties Trust (REIT)
4.500%, 6/15/23		200,000	203,000
4.950%, 2/15/27		500,000	495,000
Simon Property Group LP (REIT)
2.450%, 9/13/29		700,000	712,188
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	214,418
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		400,000	448,737
Welltower, Inc. (REIT)
2.750%, 1/15/31		800,000	822,799

			16,058,333

Total Real Estate			16,058,333

Utilities (3.3%)
Electric Utilities (2.5%)
Duke Energy Corp.
2.450%, 6/1/30		600,000	606,519
Duke Energy Ohio, Inc.
3.650%, 2/1/29		500,000	550,806
Edison International
3.550%, 11/15/24		600,000	635,885
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	786,129
ITC Holdings Corp.
2.950%, 5/14/30§		600,000	627,320
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30		900,000	903,636
Niagara Mohawk Power Corp.
4.278%, 12/15/28§		900,000	1,024,405
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.500%, 11/15/21(k)		800,000	799,883
3.750%, 2/15/24		600,000	625,015
3.500%, 6/15/25(x)		300,000	312,270
3.150%, 1/1/26		600,000	618,037
2.950%, 3/1/26		600,000	612,751

			8,102,656

Gas Utilities (0.6%)
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.620%, 3/2/23(k)		1,000,000	1,000,159
National Fuel Gas Co.
2.950%, 3/1/31		1,000,000	1,011,475

			2,011,634

Multi-Utilities (0.2%)
WEC Energy Group, Inc.
1.375%, 10/15/27		800,000	782,900

Total Utilities			10,897,190

Total Corporate Bonds			117,562,254

Foreign Government Securities (2.0%)
Japan Finance Organization for Municipalities
3.375%, 9/27/23§		1,100,000	1,159,961
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	638,275
Province of Ontario
3.150%, 6/2/22	CAD	300,000	241,306
Province of Quebec
3.500%, 12/1/22		300,000	245,411
3.750%, 9/1/24		200,000	170,930
Republic of Chile
2.450%, 1/31/31		$800,000	793,150
Republic of Peru
6.350%, 8/12/28(m)	PEN	1,000,000	249,311
5.940%, 2/12/29§		2,100,000	508,663
6.950%, 8/12/31(m)		3,000,000	749,721
State of Qatar
3.875%, 4/23/23§		$800,000	842,400
4.000%, 3/14/29§		700,000	795,200

Total Foreign Government Securities			6,394,328

Mortgage-Backed Securities (16.6%)
FHLMC
4.500%, 4/1/29		21,978	24,253
6.000%, 1/1/37		61,195	71,956
4.000%, 1/1/41		43,041	46,830
3.500%, 3/1/48		92,405	98,027
FHLMC UMBS
3.500%, 2/1/49		34,604	37,057
3.500%, 7/1/49		89,283	95,610
3.500%, 2/1/50		21,540	22,904
3.500%, 4/1/50		32,010	34,319
FNMA
2.310%, 8/1/22		191,597	193,487
2.045%, 5/1/38(l)		159,161	167,620
FNMA UMBS
4.500%, 1/1/34		52,558	57,506
5.500%, 4/1/34		28,962	33,131
5.500%, 5/1/34		61,854	70,698
3.000%, 7/1/35		1,005,576	1,057,383
5.500%, 3/1/38		38,309	44,571
5.000%, 8/1/39		58,287	65,885
4.500%, 12/1/41		13,609	15,184
4.500%, 7/1/44		53,135	59,117
3.500%, 2/1/48		14,999	15,907
3.500%, 11/1/48		17,872	18,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 11/25/51 TBA		$30,300,000	$30,305,917
2.500%, 11/25/51 TBA		7,300,000	7,508,164
3.000%, 12/25/51 TBA		2,000,000	2,086,641
3.500%, 12/25/51 TBA		9,000,000	9,528,398
GNMA
3.000%, 7/15/45		16,876	17,911
3.000%, 8/15/45		73,273	77,673
4.500%, 1/20/49		418,024	447,042
5.000%, 1/20/49		6,196	6,691
5.000%, 2/20/49		77,242	83,417
5.000%, 7/20/49		2,346,921	2,531,797

Total Mortgage-Backed Securities			54,824,050

Municipal Bonds (0.5%)
City Of Chicago General Obligation Bonds,
Taxable Series 2015 B
7.750%, 1/1/42		50,000	56,717
New York State Urban Development Corp., St Personal Income Tax,
Series 2020B
1.346%, 3/15/26		800,000	804,504
The Regent of The University of California General Revenue Bonds 2020,
Series BG
1.614%, 5/15/30		700,000	678,169

Total Municipal Bonds			1,539,390

U.S. Treasury Obligations (24.1%)
U.S. Treasury Bonds
1.375%, 11/15/40		14,000,000	12,546,106
1.875%, 2/15/41		3,100,000	3,025,520
2.250%, 5/15/41		800,000	830,049
3.125%, 2/15/42		500,000	595,005
3.375%, 5/15/44		1,400,000	1,735,136
3.125%, 8/15/44		2,100,000	2,505,625
2.875%, 8/15/45		600,000	689,822
3.000%, 8/15/48		16,200,000	19,249,755
2.875%, 5/15/49		900,000	1,049,929
1.250%, 5/15/50		1,300,000	1,060,242
1.375%, 8/15/50		1,200,000	1,009,783
U.S. Treasury Notes
2.875%, 9/30/23#(v)		26,400,000	27,753,951
2.875%, 8/15/28		6,700,000	7,397,370

Total U.S. Treasury Obligations			79,448,293

Total Long-Term Debt Securities (100.6%) (Cost $326,673,867)			331,491,263

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (3.6%)
Federative Republic of Brazil
0.00%, 1/1/22(p)	BRL	5,600,000	1,011,579
0.00%, 10/1/22(p)		64,600,000	10,885,287

Total Foreign Government Treasury Bills			11,896,866

Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc.,
0.03%, dated 9/30/21, due 10/1/21, repurchase price $124,700, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $127,194.(xx)		124,700	124,700

U.S. Government Agency Security (5.2%)
FHLB
0.04%, 10/13/21(o)(p)		17,000,000	16,999,772

U.S. Treasury Obligations (5.2%)
U.S. Treasury Bills
0.05%, 1/25/22(p)		5,300,000	5,299,194
0.05%, 1/27/22(p)(v)(w)		2,600,000	2,599,566
0.05%, 2/3/22(p)		4,200,000	4,199,257
0.05%, 3/24/22(p)		5,000,000	4,998,758

Total U.S. Treasury Obligations			17,096,775

Total Short-Term Investments (14.0%) (Cost $46,431,137)			46,118,113

Total Investments in Securities (114.6%) (Cost $373,105,004)			377,609,376
Other Assets Less Liabilities (-14.6%)			(47,984,095)

Net Assets (100%)			$329,625,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $75,792,006 or 23.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $121,949.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $9,929,824 or 3.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2021.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,269,811.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $260,956

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)	At September 30, 2021, the Portfolio had loaned securities with a total value of $122,158. This was collateralized by cash of $124,700 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CDI — Interbank Certificate Of Deposit

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

PEN — Peruvian Sol

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.7%
Bermuda	0.2
Brazil	3.7
Canada	0.8
Cayman Islands	5.8
Chile	0.2
China	0.4
Denmark	0.5
France	0.9
Germany	2.6
India	0.2
Ireland	0.5
Italy	0.3
Japan	2.6
Jersey	0.2
Peru	0.5
Qatar	0.5
Saudi Arabia	0.2
Spain	0.2
Switzerland	0.8
United Kingdom	4.1
United States	88.7
Cash and Other	(14.6)

100.0%

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	91	12/2021	USD	11,169,539	(71,926)
U.S. Treasury 10 Year Note	234	12/2021	USD	30,796,594	(349,753)

					(421,679)

Short Contracts
Euro-Buxl	(4)	12/2021	EUR	(942,156)	26,193
Japan 10 Year Bond	(2)	12/2021	JPY	(2,720,158)	8,091
U.S. Treasury Long Bond	(30)	12/2021	USD	(4,776,562)	149,488

					183,772

					(237,907)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,193,280	BRL	64,600,000	Goldman Sachs Bank USA**	10/4/2021	330,819
USD	200,179	PEN	772,091	Citibank NA**	10/4/2021	13,436
USD	914,829	PEN	3,616,319	Citibank NA**	10/12/2021	40,340
USD	270,735	PEN	1,058,925	Citibank NA**	10/27/2021	14,761
USD	10,174,553	BRL	54,484,730	Goldman Sachs Bank USA**	11/3/2021	216,729
USD	377,507	PEN	1,415,011	Goldman Sachs Bank USA**	11/12/2021	35,625
USD	678,514	CAD	850,000	Goldman Sachs Bank USA	11/17/2021	7,468
USD	5,331,956	EUR	4,525,000	Citibank NA	11/17/2021	85,882
USD	11,366,073	GBP	8,206,000	Morgan Stanley	11/17/2021	308,942
USD	84,385	JPY	9,300,000	Barclays Bank plc	11/17/2021	797
USD	186,383	PEN	772,091	Citibank NA**	3/17/2022	1,352
USD	88,861	PEN	367,273	Citibank NA**	5/31/2022	1,491
USD	864,218	PEN	3,616,319	Bank of America**	6/23/2022	6,032
USD	11,288,181	BRL	64,600,000	Goldman Sachs Bank USA**	10/4/2022	341,310

Total unrealized appreciation						1,404,984

BRL	119,084,730	USD	22,436,536	Goldman Sachs Bank USA**	10/4/2021	(569,074)
BRL	10,115,270	USD	1,870,496	Morgan Stanley**	10/4/2021	(13,035)
PEN	772,091	USD	187,902	Citibank NA**	10/4/2021	(1,159)
USD	11,404,375	BRL	64,600,000	JPMorgan Chase Bank**	10/4/2021	(458,087)
PEN	3,616,319	USD	879,455	Bank of America**	10/12/2021	(4,966)
CLP	807,350,224	USD	1,050,007	Citibank NA**	10/20/2021	(55,846)
BRL	64,600,000	USD	12,137,154	Goldman Sachs Bank USA**	11/3/2021	(330,627)
AUD	2,554,000	USD	1,861,527	Morgan Stanley	11/17/2021	(14,768)
GBP	286,000	USD	391,334	Morgan Stanley	11/17/2021	(5,965)
USD	979,620	BRL	5,600,000	JPMorgan Chase Bank**	1/4/2022	(31,780)

Total unrealized depreciation						(1,485,307)

Net unrealized depreciation						(80,323)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
General Electric Co.	1.00	Quarterly	12/20/2023	0.35	USD 400,000	(8,012)	13,917	5,905
General Electric Co.	1.00	Quarterly	6/20/2024	0.42	USD 100,000	(658)	2,285	1,627
British	1.00
Telecommunications plc		Quarterly	12/20/2028	1.14	EUR 200,000	(2,734)	585	(2,149)
British	1.00
Telecommunications plc		Quarterly	12/20/2028	1.14	EUR 600,000	(7,014)	567	(6,447)
Rolls-Royce plc	1.00	Quarterly	6/20/2024	1.15	EUR 300,000	347	(1,690)	(1,343)
Rolls-Royce plc	1.00	Quarterly	6/20/2024	1.15	EUR 300,000	434	(1,777)	(1,343)
Rolls-Royce plc	1.00	Quarterly	6/20/2025	1.46	EUR 200,000	(23,141)	19,283	(3,858)
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.35	EUR 800,000	109,644	161	109,805
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.35	EUR 800,000	104,040	5,766	109,806
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.35	EUR 700,000	91,062	5,018	96,080
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.35	EUR 800,000	105,848	3,958	109,806
iTraxx Europe Crossover35-V1	5.00	Quarterly	6/20/2026	2.35	EUR 500,000	66,232	2,396	68,628
iTraxx Europe Crossover36-V1	5.00	Quarterly	12/20/2026	2.53	EUR 600,000	84,767	(1,347)	83,420
iTraxx Europe Crossover36-V1	5.00	Quarterly	12/20/2026	2.53	EUR 500,000	70,878	(1,362)	69,516
iTraxx Europe Crossover36-V1	5.00	Quarterly	12/20/2026	2.53	EUR 700,000	102,142	(4,819)	97,323
iTraxx Europe Crossover36-V1	5.00	Quarterly	12/20/2026	2.53	EUR 500,000	72,156	(2,639)	69,517
iTraxx Europe Crossover36-V1	5.00	Quarterly	12/20/2026	2.53	EUR 500,000	72,478	(2,961)	69,517
iTraxx Europe Crossover36-V1	5.00	Quarterly	12/20/2026	2.53	EUR 750,000	107,798	(3,523)	104,275
iTraxx Europe Crossover36-V1	5.00	Quarterly	12/20/2026	2.53	EUR 750,000	106,932	(2,657)	104,275

						1,053,199	31,161	1,084,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
General Electric Co.	1.00	Quarterly	6/20/2024	0.42	USD 300,000	(1,899)	6,781	4,882

						(1,899)	6,781	4,882

Total Centrally Cleared Credit default swap contracts outstanding						1,051,300	37,942	1,089,242

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2021 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SONIA Annual	0.75 annually	Receive	3/16/2052	GBP	5,000,000	(87,670)	507,933	420,263
1 day CDI At Termination	2.88 at termination	Receive	1/3/2022	BRL	3,885,301	—	9,632	9,632
1 day CDI At Termination	2.88 at termination	Receive	1/3/2022	BRL	97,223	—	246	246
1 day CDI At Termination	2.86 at termination	Receive	1/3/2022	BRL	5,251,029	(3)	13,453	13,450

1 day CDI At Termination	2.86 at termination	Receive	1/3/2022	BRL	4,278,138	(54)	10,987	10,933
1 day CDI At Termination	2.85 at termination	Receive	1/3/2022	BRL	11,374,522	(19)	29,143	29,124
1 day CDI At Termination	2.87 at termination	Receive	1/3/2022	BRL	3,207,212	—	8,090	8,090
1 day CDI At Termination	2.87 at termination	Receive	1/3/2022	BRL	3,887,074	—	9,780	9,780
1 day CDI At Termination	2.86 at termination	Receive	1/3/2022	BRL	7,773,258	—	19,609	19,609

						(87,746)	608,873	521,127

6 month LIBOR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	(102,648)	(31,698)	(134,346)
6 month LIBOR Semi-Annual	0.56 semi-annually	Receive	3/15/2051	JPY	4,000,000	(200)	(148)	(348)
6 month LIBOR Semi-Annual	0.56 semi-annually	Receive	3/15/2051	JPY	54,000,000	—	(4,700)	(4,700)
6 month LIBOR Semi-Annual	0.57 semi-annually	Receive	3/19/2051	JPY	77,000,000	—	(8,315)	(8,315)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	5,816,153	(90)	(10,887)	(10,977)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	10,662,947	(167)	(19,958)	(20,125)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	3,586,627	10	(6,779)	(6,769)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	1,260,389	—	(2,399)	(2,399)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	5,816,153	(15)	(10,962)	(10,977)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day CDI At Termination	3.98 at termination	Pay	1/3/2022	BRL	10,654,803	—	(14,291)	(14,291)
1 day CDI At Termination	3.70 at termination	Pay	1/3/2022	BRL	15,513,885	(1,195)	(23,920)	(25,115)
1 day CDI At Termination	3.70 at termination	Pay	1/3/2022	BRL	10,665,796	(282)	(16,985)	(17,267)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	73,836,395	5,816	(96,994)	(91,178)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	20,163,385	(267)	(24,632)	(24,899)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	6,721,128	12	(8,311)	(8,299)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	11,521,934	(175)	(14,053)	(14,228)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	25,924,352	1,723	(33,736)	(32,013)
1 day CDI At Termination	3.36 at termination	Pay	1/3/2022	BRL	9,601,612	564	(12,421)	(11,857)
1 day CDI At Termination	3.35 at termination	Pay	1/3/2022	BRL	4,846,794	120	(9,268)	(9,148)

						(96,794)	(350,457)	(447,251)

Total Centrally Cleared Interest rate swap contracts outstanding						(184,540)	258,416	73,876

(1)	Value of floating rate index at September 30, 2021 was as follows:

Floating Rate Index	Value
1 Day SONIA GBP	0.05%
1 Day CDI BRL	10.22%
6 Month LIBOR JPY	(0.04)%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$37,905,639	$—	$37,905,639
Centrally Cleared Credit Default Swaps	—	60,717	—	60,717
Centrally Cleared Interest Rate Swaps	—	608,873	—	608,873
Collateralized Mortgage Obligations	—	19,904,954	—	19,904,954
Commercial Mortgage-Backed Securities	—	13,912,355	—	13,912,355
Corporate Bonds
Communication Services	—	7,902,939	—	7,902,939
Consumer Discretionary	—	12,119,647	—	12,119,647
Consumer Staples	—	2,164,819	—	2,164,819
Energy	—	5,514,393	—	5,514,393
Financials	—	40,302,727	—	40,302,727
Health Care	—	5,359,454	—	5,359,454
Industrials	—	6,803,926	—	6,803,926
Information Technology	—	10,438,826	—	10,438,826
Real Estate	—	16,058,333	—	16,058,333
Utilities	—	10,897,190	—	10,897,190
Foreign Government Securities	—	6,394,328	—	6,394,328
Forward Currency Contracts	—	1,404,984	—	1,404,984
Futures	183,772	—	—	183,772
Mortgage-Backed Securities	—	54,824,050	—	54,824,050
Municipal Bonds	—	1,539,390	—	1,539,390
Short-Term Investments
Foreign Government Treasury Bills	—	11,896,866	—	11,896,866
Repurchase Agreement	—	124,700	—	124,700
U.S. Government Agency Security	—	16,999,772	—	16,999,772
U.S. Treasury Obligations	—	17,096,775	—	17,096,775
U.S. Treasury Obligations	—	79,448,293	—	79,448,293

Total Assets	$183,772	$379,683,950	$—	$379,867,722

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(22,775)	$—	$(22,775)
Centrally Cleared Interest Rate Swaps	—	(350,457)	—	(350,457)
Forward Currency Contracts	—	(1,485,307)	—	(1,485,307)
Futures	(421,679)	—	—	(421,679)

Total Liabilities	$(421,679)	$(1,858,539)	$—	$(2,280,218)

Total	$(237,907)	$377,825,411	$—	$377,587,504

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,687,871
Aggregate gross unrealized depreciation	(6,635,489)

Net unrealized appreciation	$5,052,382

Federal income tax cost of investments in securities and derivative instruments, if applicable	$373,401,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.2%)
AmeriCredit Automobile Receivables Trust,
Series 2020-3 A2
0.420%, 3/18/24	$2,613,257	$2,615,129
Arkansas Student Loan Authority,
Series 2010-1 A
1.024%, 11/25/43(l)	642,495	635,708
CarMax Auto Owner Trust,
Series 2020-3 A2A
0.490%, 6/15/23	547,437	547,705
Chesapeake Funding II LLC,
Series 2018-2A A2
0.454%, 8/15/30(l)§	1,092,585	1,094,104
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
0.704%, 4/22/26(l)	3,000,000	3,037,927
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
0.166%, 1/25/37(l)	37,560	32,053
Dell Equipment Finance Trust,
Series 2020-2 A2
0.470%, 10/24/22§	4,805,152	4,809,682
Series 2021-2 A2
0.330%, 12/22/26§	4,000,000	3,997,694
DT Auto Owner Trust,
Series 2020-3A A
0.540%, 4/15/24§	2,872,190	2,875,373
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
0.816%, 4/25/39(l)§	485,805	487,794
Enterprise Fleet Financing LLC,
Series 2019-3 A2
2.060%, 5/20/25§	1,000,474	1,011,971
Federal Express Corp. Pass-Through Trust,
Series 1998
6.720%, 1/15/22	196,957	200,085
FirstKey Homes Trust,
Series 2020-SFR2 A
1.266%, 10/19/37§	5,284,924	5,269,292
Ford Credit Floorplan Master Owner Trust,
Series 2019-3 A2
0.684%, 9/15/24(l)	2,200,000	2,211,433
Series 2020-1 A1
0.700%, 9/15/25	6,400,000	6,429,404
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3 A2
0.484%, 10/15/23(l)	7,000,000	7,000,820
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A2
0.400%, 4/15/25§	3,300,000	3,301,053
GLS Auto Receivables Issuer Trust,
Series 2020-3A A
0.690%, 10/16/23§	470,785	471,119
GMF Floorplan Owner Revolving Trust,
Series 2020-1 A
0.680%, 8/15/25§	3,000,000	3,012,087
GSAA Trust,
Series 2007-6 A4
0.686%, 5/25/47(l)	99,577	78,466
LCCM Trust,
Series 2021-FL2 A
1.285%, 12/13/38(l)§	12,000,000	11,996,240
LL ABS Trust,
Series 2021-1A A
1.070%, 5/15/29§	579,760	579,412
LMREC LLC,
Series 2021-CRE4 A
1.135%, 4/22/37(l)§	10,500,000	10,502,095
Marlette Funding Trust,
Series 2019-3A A
2.690%, 9/17/29§	21,178	21,191
Massachusetts Educational Financing Authority,
Series 2008-1 A1
1.075%, 4/25/38(l)	91,211	92,072
Mill City Mortgage Loan Trust,
Series 2017-2 A1
2.750%, 7/25/59(l)§	579,791	587,769
Navient Private Education Loan Trust,
Series 2015-AA A2A
2.650%, 12/15/28§	235,175	238,869
Series 2020-IA A1B
1.084%, 4/15/69(l)§	4,796,508	4,826,577
Navient Private Education Refi Loan Trust,
Series 2020-A A1
0.434%, 11/15/68(l)§	267,147	267,197
Series 2020-DA A
1.690%, 5/15/69§	2,063,416	2,083,562
Series 2020-GA A
1.170%, 9/16/69§	1,676,723	1,684,224
Series 2021-FA A
1.110%, 2/18/70§	12,000,000	11,956,278
Navient Student Loan Trust,
Series 2017-5A A
0.886%, 7/26/66(l)§	2,916,559	2,945,624
Nelnet Student Loan Trust,
Series 2005-3 A5
0.245%, 12/24/35(l)	2,666,264	2,638,104
Series 2013-5A A
0.716%, 1/25/37(l)§	1,199,537	1,201,959
Series 2016-1A A
0.886%, 9/25/65(l)§	5,937,387	5,986,387
Series 2019-2A A
0.986%, 6/27/67(l)§	1,145,011	1,163,782
Nissan Master Owner Trust Receivables,
Series 2019-A A
0.644%, 2/15/24(l)	2,000,000	2,003,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Northstar Education Finance, Inc.,
Series 2012-1 A
0.786%, 12/26/31(l)§	$473,543	$475,736
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2
6.264%, 11/20/21	81,259	81,220
Oscar US Funding XIII LLC,
Series 2021-2A A2
0.390%, 8/12/24§	7,000,000	6,989,324
PFS Financing Corp.,
Series 2020-B A
1.210%, 6/15/24§	3,000,000	3,019,971
Series 2020-F A
0.930%, 8/15/24§	1,300,000	1,306,829
PHEAA Student Loan Trust,
Series 2016-2A A
1.036%, 11/25/65(l)§	2,028,812	2,055,261
PRET LLC,
Series 2021-NPL3 A1
1.868%, 7/25/51(e)§	6,896,475	6,880,933
SLC Student Loan Trust,
Series 2005-3 A3
0.236%, 6/15/29(l)	1,135,365	1,132,848
Series 2006-1 A5
0.226%, 3/15/27(l)	911,532	909,997
SLM Student Loan Trust,
Series 2004-10 A7B
0.725%, 10/25/29(l)§	1,577,818	1,571,590
Series 2005-7 A4
0.275%, 10/25/29(l)	1,287,735	1,278,961
Series 2005-8 A4
0.675%, 1/25/28(l)	100,076	100,079
Series 2008-9 A
1.625%, 4/25/23(l)	1,606,667	1,618,598
Series 2010-1 A
0.486%, 3/25/25(l)	2,200,923	2,188,632
Series 2012-3 A
0.736%, 12/27/38(l)	5,576,182	5,617,587
SMB Private Education Loan Trust,
Series 2015-A A2B
1.084%, 6/15/27(l)§	840,159	840,536
Series 2015-B A2B
1.284%, 7/15/27(l)§	404,588	405,226
Series 2016-C A2A
2.340%, 9/15/34§	3,058,720	3,119,408
Series 2020-PTA A2A
1.600%, 9/15/54§	1,944,686	1,964,921
SoFi Professional Loan Program LLC,
Series 2015-D A2
2.720%, 10/27/36§	78,431	80,420
Series 2016-E A1
0.936%, 7/25/39(l)§	38,376	38,398
Tesla Auto Lease Trust,
Series 2021-B A2
0.360%, 9/22/25§	3,500,000	3,496,904
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	1,536,666	1,596,813
Series 2019-HY2 A1
1.084%, 5/25/58(l)§	1,016,945	1,025,461
Series 2019-HY3 A1A
1.084%, 10/25/59(l)§	1,053,714	1,062,485
Series 2020-1 A1
2.710%, 1/25/60(l)§	3,239,863	3,325,118
Series 2020-2 A1A
1.636%, 4/25/60(l)§	9,316,197	9,288,767
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	5,600,000	5,674,952
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	283	297
Series 2004-20C 1
4.340%, 3/1/24	3,756	3,872
Series 2005-20B 1
4.625%, 2/1/25	6,294	6,625
Series 2008-20G 1
5.870%, 7/1/28	692,391	765,216
Series 2008-20H 1
6.020%, 8/1/28	533,172	590,594
Westlake Automobile Receivables Trust,
Series 2020-3A A2
0.560%, 5/15/24§	1,547,158	1,549,147
World Omni Select Auto Trust,
Series 2020-A A2
0.470%, 6/17/24	2,412,165	2,414,161

Total Asset-Backed Securities		182,370,965

Collateralized Mortgage Obligations (13.0%)
Alternative Loan Trust,
Series 2005-61 2A1
0.646%, 12/25/35(l)	6,710	6,736
Series 2005-62 2A1
1.092%, 12/25/35(l)	29,157	26,799
Series 2006-OA22 A1
0.246%, 2/25/47(l)	139,518	131,333
Series 2007-OA7 A1A
0.266%, 5/25/47(l)	32,099	30,809
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.466%, 5/25/46(l)	1,717,800	1,548,648
Arroyo Mortgage Trust,
Series 2021-1R A1
1.175%, 10/25/48(l)§	1,124,963	1,125,729
BCAP LLC Trust,
Series 2006-AA2 A1
0.426%, 1/25/37(l)	173,346	172,485
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
2.913%, 9/25/35(l)	374,217	288,706
Bear Stearns ARM Trust,
Series 2002-11 1A2
2.831%, 2/25/33(l)	1,141	1,070
Series 2003-3 3A2
2.868%, 5/25/33(l)	9,338	9,472
Series 2003-8 2A1
2.259%, 1/25/34(l)	837	853
Series 2003-8 4A1
2.536%, 1/25/34(l)	3,571	3,702
Series 2004-10 15A1
2.330%, 1/25/35(l)	18,282	18,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-10 21A1
3.178%, 1/25/35(l)	$231,040	$245,099
Series 2007-3 1A1
3.151%, 5/25/47(l)	843,835	843,277
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
2.885%, 8/25/34(l)	13,648	13,935
Series 2005-25 A11
5.500%, 11/25/35	66,377	47,910
Series 2005-3 1A2
0.666%, 4/25/35(l)	55,604	52,702
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
2.470%, 5/25/35(l)	1,453	1,474
Series 2005-11 A2A
2.470%, 10/25/35(l)	42,482	43,231
Series 2005-12 2A1
0.886%, 8/25/35(l)§	152,371	143,569
Series 2019-B A1
3.258%, 4/25/66(l)§	919,179	926,057
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
2.220%, 9/25/35(l)	3,282	3,453
Series 2005-6 A2
2.210%, 9/25/35(l)	11,317	11,922
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.696%, 3/25/32(l)§	364	349
CSMC Trust,
Series 2019-RP10 A1
2.986%, 12/26/59(l)§	870,953	875,463
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1
5.000%, 10/25/18	3,887	3,881
Series 2005-AR2 7A1
2.544%, 10/25/35(l)	10,039	9,980
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
0.186%, 10/25/36(l)	561	458
FHLMC,
Series 2142 Z
6.500%, 4/15/29	1,805	2,006
Series 2411 FJ
0.434%, 12/15/29(l)	428	429
Series 3017 CF
0.384%, 8/15/25(l)	13,451	13,441
Series 3222 FN
0.484%, 9/15/36(l)	10,313	10,397
Series 3241 FM
0.464%, 11/15/36(l)	6,930	6,980
Series 3245 NF
0.564%, 11/15/36(l)	212,643	215,545
Series 328 F4
0.450%, 2/15/38 STRIPS(l)	970,319	965,109
Series 330 F4
0.450%, 10/15/37 STRIPS(l)	2,982,323	2,999,025
Series 343 F4
0.450%, 10/15/37 STRIPS(l)	947,320	954,054
Series 3807 FM
0.584%, 2/15/41(l)	233,050	229,445
Series 3850 FC
0.504%, 4/15/41(l)	204,114	206,032
Series 3898 TF
0.584%, 7/15/39(l)	17,271	17,537
Series 3927 FH
0.534%, 9/15/41(l)	215,849	219,076
Series 4283 JF
0.484%, 12/15/43(l)	1,883,123	1,896,263
Series 4367 GF
0.450%, 3/15/37(l)	2,076,314	2,068,474
Series 4615 AF
0.450%, 10/15/38(l)	723,978	733,406
Series 4678 AF
0.500%, 12/15/42(l)	3,021,101	3,049,980
Series 4774 BF
0.384%, 2/15/48(l)	2,956,462	2,961,804
Series 4779 WF
0.450%, 7/15/44(l)	3,485,759	3,466,228
Series 4875 F
0.534%, 4/15/49(l)	1,829,919	1,840,828
Series 4906 WF
0.500%, 12/15/38(l)	1,572,312	1,595,798
Series 4913 FC
0.520%, 6/15/44(l)	2,428,061	2,437,410
Series 4948 E
2.500%, 10/25/48	683,614	704,880
Series 5115 EM
1.000%, 9/15/44	8,992,490	8,983,216
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	2,618	3,165
Series T-62 1A1
1.292%, 10/25/44(l)	150,502	154,352
Series T-63 1A1
1.299%, 2/25/45(l)	190,286	191,562
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.156%, 6/25/34(l)	24,990	25,692
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.754%, 8/25/35(l)	26,554	20,884
FNMA,
Series 2003-W8 3F2
0.436%, 5/25/42(l)	10,071	10,141
Series 2005-38 F
0.386%, 5/25/35(l)	17,913	17,998
Series 2006-118 A2
0.146%, 12/25/36(l)	64,611	64,045
Series 2006-5 3A2
1.946%, 5/25/35(l)	30,367	30,985
Series 2007-109 GF
0.766%, 12/25/37(l)	515,539	527,949
Series 2007-84 FN
0.586%, 8/25/37(l)	187,011	188,742
Series 2010-74 AF
0.626%, 7/25/37(l)	159,289	161,937
Series 2014-42 FA
0.500%, 7/25/44(l)	825,031	824,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-84 BF
0.450%, 12/25/44(l)	$1,732,509	$1,744,266
Series 2014-86 PA
2.000%, 12/25/44	335,340	342,729
Series 2015-64 KF
0.450%, 9/25/45(l)	3,509,291	3,502,859
Series 2016-11 AF
0.600%, 3/25/46(l)	2,584,582	2,584,403
Series 2016-40 PF
0.550%, 7/25/46(l)	2,238,011	2,240,052
Series 2016-84 DF
0.520%, 11/25/46(l)	707,351	707,218
Series 2016-97 CF
0.520%, 12/25/56(l)	1,461,480	1,460,568
Series 2017-108 AF
0.386%, 1/25/48(l)	1,273,550	1,276,882
Series 2019-41 F
0.586%, 8/25/59(l)	6,146,110	6,200,044
Series 2019-41 FD
0.586%, 8/25/59(l)	1,240,776	1,251,001
Series 2019-53 FA
0.500%, 9/25/49(l)	2,907,202	2,907,108
Series 2019-60 WF
0.500%, 10/25/59(l)	1,578,599	1,576,926
Series 2020-22 FA
0.486%, 4/25/50(l)	5,015,191	5,061,675
GCAT LLC,
Series 2020-4 A1
2.611%, 12/25/25(e)§	1,882,401	1,891,707
GCAT Trust,
Series 2021-NQM3 A1
1.091%, 5/25/66(l)§	2,320,644	2,320,837
GNMA,
Series 2012-H08 FC
0.660%, 4/20/62(l)	1,247,043	1,253,149
Series 2012-H11 FA
0.790%, 2/20/62(l)	3,625,614	3,651,510
Series 2012-H12 FA
0.640%, 4/20/62(l)	1,558,551	1,565,221
Series 2012-H12 FB
1.140%, 2/20/62(l)	1,567,730	1,589,186
Series 2013-H13 FT
0.520%, 5/20/63(l)	890,019	882,985
Series 2015-H04 FA
0.740%, 12/20/64(l)	1,301,189	1,311,718
Series 2015-H32 FA
0.840%, 12/20/65(l)	2,908,639	2,943,240
Series 2016-H14 FA
0.890%, 6/20/66(l)	2,613,954	2,648,174
Series 2016-H17 FK
0.940%, 7/20/66(l)	643,789	653,587
Series 2016-H20 PT
2.819%, 9/20/66(l)	2,641,777	2,802,431
Series 2017-H07 FG
0.550%, 2/20/67(l)	6,939,153	6,959,101
Series 2017-H12 FE
0.290%, 6/20/66(l)	63,275	63,319
Series 2018-H18 FC
0.440%, 8/20/65(l)	3,492,688	3,494,250
Series 2019-54 KF
0.506%, 5/20/44(l)	2,445,253	2,446,534
Series 2019-90 F
0.537%, 7/20/49(l)	2,357,062	2,373,166
Series 2020-17 EU
2.500%, 10/20/49	391,484	408,796
Series 2020-63 PF
0.487%, 4/20/50(l)	8,029,578	8,057,775
Series 2021-122 FA
0.450%, 7/20/51(l)	13,926,887	13,856,482
Series 2021-H09 FG
1.550%, 6/20/71(l)	1,500,477	1,620,880
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.626%, 11/25/45(l)	11,437	10,464
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1
1.750%, 12/25/60(l)§	6,913,926	7,003,078
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9
0.900%, 2/25/52(l)§	2,482,093	2,487,629
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.859%, 9/25/35(l)	11,649	11,986
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
0.527%, 5/19/35(l)	6,129	5,918
Series 2006-1 2A1A
0.567%, 3/19/36(l)	48,782	48,900
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
2.880%, 12/25/34(l)	27,269	28,336
JP Morgan Mortgage Trust,
Series 2021-12 A11
0.900%, 2/25/52(l)§	1,000,000	1,000,000
Legacy Mortgage Asset Trust,
Series 2019-GS6 A1
3.000%, 6/25/59(e)§	691,467	693,820
Series 2021-SL2 A
1.875%, 10/25/68(e)§	1,300,000	1,299,786
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.731%, 11/21/34(l)	12,322	12,524
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	241,556	251,769
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
0.784%, 11/15/31(l)	7,112	7,279
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
0.586%, 11/25/35(l)	22,786	22,798
MFA Trust,
Series 2020-NQM2 A1
1.381%, 4/25/65(l)§	2,278,061	2,283,746
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.524%, 12/15/30(l)	2,425	2,388
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	6,541,048	6,756,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-RPL1 A1
2.750%, 11/25/59(l)§	$5,475,784	$5,630,366
Series 2021-NQ2R A1
0.941%, 10/25/58(l)§	2,922,208	2,924,587
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1
1.992%, 2/25/61(e)§	1,893,265	1,890,702
RALI Trust,
Series 2005-QO1 A1
0.386%, 8/25/35(l)	10,033	8,589
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
0.426%, 6/25/35(l)§	12,090	11,713
Securitized Asset Sales, Inc.,
Series 1993-6 A5
2.158%, 11/26/23(l)	240	237
Sequoia Mortgage Trust,
Series 10 2A1
0.847%, 10/20/27(l)	680	676
Series 2003-4 2A1
0.787%, 7/20/33(l)	482,735	486,754
Series 2005-2 A2
0.658%, 3/20/35(l)	261,752	256,401
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	1,045,150	1,049,558
Series 2021-2 A1
0.943%, 5/25/65(l)§	7,280,323	7,275,232
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.440%, 2/25/34(l)	13,251	13,455
Series 2004-19 2A1
1.492%, 1/25/35(l)	9,463	8,900
Series 2005-17 3A1
2.825%, 8/25/35(l)	33,002	31,884
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.747%, 10/19/34(l)	16,350	16,200
Series 2005-AR5 A1
0.587%, 7/19/35(l)	27,834	27,232
Series 2005-AR5 A2
0.587%, 7/19/35(l)	30,840	30,030
Series 2006-AR4 2A1
0.466%, 6/25/36(l)	7,124	7,081
Series 2006-AR5 1A1
0.506%, 5/25/36(l)	465,880	409,730
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.292%, 11/25/42(l)	1,558	1,545
Series 2002-AR2 A
1.513%, 2/27/34(l)	916	940
Series 2003-AR1 A5
2.351%, 3/25/33(l)	127,866	129,888
Series 2004-AR1 A
2.427%, 3/25/34(l)	196,672	203,635
Series 2005-AR13 A1A1
0.666%, 10/25/45(l)	32,142	32,278
Series 2005-AR15 A1A1
0.604%, 11/25/45(l)	10,393	10,309
Series 2006-AR15 2A
1.763%, 11/25/46(l)	10,704	10,594
Series 2006-AR3 A1A
1.092%, 2/25/46(l)	16,402	16,634
Series 2006-AR7 3A
1.763%, 7/25/46(l)	66,069	65,218

Total Collateralized Mortgage Obligations		180,513,567

Commercial Mortgage-Backed Securities (4.4%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
0.964%, 9/15/34(l)§	1,000,000	1,000,001
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§	4,231,269	4,253,240
AREIT Trust,
Series 2019-CRE3 A
1.184%, 9/14/36(l)§	1,729,565	1,728,945
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A
1.284%, 3/15/34(l)§	1,300,000	1,300,015
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.214%, 9/15/36(l)§	374,547	374,313
BCP Trust,
Series 2021-330N A
0.883%, 6/15/38(l)§	7,000,000	6,982,015
Beast Mortgage Trust,
Series 2021-1818 A
1.300%, 3/15/36(l)§	2,500,000	2,500,993
BWAY Mortgage Trust,
Series 2021-1450 A
1.334%, 9/15/36(l)§	2,500,000	2,499,999
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,500,000	3,720,170
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB
2.710%, 8/10/49	2,349,000	2,440,794
CSMC Trust,
Series 2017-CHOP A
1.084%, 7/15/32(l)§	8,000,000	7,980,232
DBCG Mortgage Trust,
Series 2017-BBG A
0.784%, 6/15/34(l)§	5,000,000	5,000,000
Extended Stay America Trust,
Series 2021-ESH A
1.164%, 7/15/38(l)§	6,963,772	6,983,256
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A
1.084%, 6/15/32(l)§	44,512	44,499
Series 2019-FL12 A
1.534%, 12/15/31(l)§	709,903	704,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	$4,600,000	$4,881,358
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ
6.215%, 6/11/42(l)	3,304,093	3,330,785
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A
0.834%, 2/15/33(l)§	847,850	847,985
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A
1.036%, 7/25/36(l)§	3,000,000	2,999,061
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	711,121	742,920
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF
0.644%, 8/15/47(l)§	948,669	954,766

Total Commercial Mortgage-Backed Securities		61,270,077

Corporate Bonds (48.1%)
Communication Services (2.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.89%), 1.015%, 2/15/23(k)	4,400,000	4,439,694
(SOFR + 0.64%), 0.690%, 3/25/24(k)	1,800,000	1,803,273
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.118%, 3/16/22(k)	5,275,000	5,296,029

		11,538,996

Entertainment (0.1%)
TWDC Enterprises 18 Corp.
(ICE LIBOR USD 3 Month + 0.39%), 0.506%, 3/4/22(k)	1,350,000	1,351,874

Media (1.1%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,400,000	1,428,882
(ICE LIBOR USD 3 Month + 1.65%), 1.776%, 2/1/24(k)	12,200,000	12,535,500
Time Warner Entertainment Co. LP
8.375%, 3/15/23	1,105,000	1,227,699

		15,192,081

Total Communication Services		28,082,951

Consumer Discretionary (7.0%)
Automobiles (5.5%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.64%), 0.778%, 4/6/22(k)(x)§	6,000,000	6,017,492
(SOFR + 0.38%), 0.430%, 8/12/24(k)§	4,000,000	4,020,492
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.67%), 0.791%, 11/5/21(k)§	8,500,000	8,505,100
(ICE LIBOR USD 3 Month + 0.90%), 1.025%, 2/15/22(k)§	3,000,000	3,008,823
(ICE LIBOR USD 3 Month + 0.88%), 1.011%, 2/22/22(k)§	11,100,000	11,132,658
Hyundai Capital America
3.250%, 9/20/22(m)	2,000,000	2,050,942
1.150%, 11/10/22§	6,200,000	6,229,946
2.375%, 2/10/23§	500,000	510,835
0.800%, 4/3/23§	2,500,000	2,500,062
1.250%, 9/18/23§	4,300,000	4,330,080
Nissan Motor Acceptance Co. LLC
(ICE LIBOR USD 3 Month + 0.89%), 1.019%, 1/13/22(k)§	15,300,000	15,316,960
2.650%, 7/13/22(m)(x)	1,500,000	1,522,616
(ICE LIBOR USD 3 Month + 0.69%), 0.822%, 9/28/22(k)§	1,500,000	1,501,359
Volkswagen Group of America Finance LLC
4.000%, 11/12/21§	1,500,000	1,505,914
0.750%, 11/23/22§	8,000,000	8,023,687

		76,176,966

Hotels, Restaurants & Leisure (1.0%)
Hyatt Hotels Corp.
(SOFR + 1.05%), 1.000%, 10/1/23(k)	1,100,000	1,101,430
Marriott International, Inc.
Series Z
4.150%, 12/1/23	12,100,000	12,886,030

		13,987,460

Household Durables (0.5%)
Lennar Corp.
4.125%, 1/15/22	4,500,000	4,512,366
5.375%, 10/1/22	2,100,000	2,194,958

		6,707,324

Total Consumer Discretionary		96,871,750

Consumer Staples (1.8%)
Food & Staples Retailing (0.3%)
7-Eleven, Inc.
0.625%, 2/10/23§	4,000,000	4,000,090

Food Products (0.5%)
Conagra Brands, Inc.
0.500%, 8/11/23	3,000,000	2,999,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.82%), 0.948%, 8/10/22(k)	$4,110,000	$4,110,193

		7,110,133

Tobacco (1.0%)
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 1.005%, 8/15/22(k)	13,900,000	13,972,119

Total Consumer Staples		25,082,342

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
BP Capital Markets America, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 0.772%, 9/19/22(k)(x)	1,000,000	1,004,657
Energy Transfer LP
5.875%, 3/1/22	6,655,000	6,711,339
Hanwha Energy USA Holdings Corp.
2.375%, 7/30/22(m)	1,286,000	1,304,728
Phillips 66
(ICE LIBOR USD 3 Month + 0.62%), 0.745%, 2/15/24(k)	2,700,000	2,701,436
Plains All American Pipeline LP
3.650%, 6/1/22	3,200,000	3,229,568
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	8,500,000	8,601,286

		23,553,014

Total Energy		23,553,014

Financials (22.1%)
Banks (7.1%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	2,571,000	2,648,429
(SOFR + 0.69%), 0.740%, 4/22/25(k)	10,670,000	10,774,771
CIT Group, Inc.
5.000%, 8/15/22	12,700,000	13,158,470
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.224%, 5/17/24(k)	14,241,000	14,393,064
(ICE LIBOR USD 3 Month + 1.02%), 1.143%, 6/1/24(k)	3,000,000	3,037,141
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.355%, 10/24/23(k)	9,128,000	9,233,780
(ICE LIBOR USD 3 Month + 0.73%), 0.868%, 4/23/24(k)	2,000,000	2,014,239
(ICE LIBOR USD 3 Month + 0.89%), 1.028%, 7/23/24(k)	1,500,000	1,517,792
MUFG Union Bank NA
(SOFR + 0.71%), 0.760%, 12/9/22(k)	10,555,000	10,619,332
2.100%, 12/9/22	6,500,000	6,627,463
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.33%), 0.453%, 2/24/23(k)	5,000,000	5,005,516
Santander Holdings USA, Inc.
4.450%, 12/3/21	12,800,000	12,842,792
3.400%, 1/18/23	2,802,000	2,897,913
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.359%, 10/31/23(k)	4,200,000	4,250,732

		99,021,434

Capital Markets (3.0%)
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 1.05%), 1.179%, 10/30/23(k)	4,584,000	4,630,006
Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 0.590%, 11/17/23(k)	9,000,000	9,028,960
(ICE LIBOR USD 3 Month + 1.60%), 1.721%, 11/29/23(k)	905,000	930,375
(SOFR + 0.79%), 0.840%, 12/9/26(k)	1,800,000	1,806,224
(ICE LIBOR USD 3 Month + 1.75%), 1.882%, 10/28/27(k)	10,911,000	11,494,771
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.40%), 1.525%, 10/24/23(k)	10,544,000	10,673,496
(ICE LIBOR USD 3 Month + 1.22%), 1.345%, 5/8/24(k)(x)	2,800,000	2,841,965

		41,405,797

Consumer Finance (5.8%)
Ally Financial, Inc.
4.125%, 2/13/22	13,821,000	13,997,139
American Express Co.
(ICE LIBOR USD 3 Month + 0.62%), 0.751%, 5/20/22(k)	21,000,000	21,042,542
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.29%), 0.406%, 12/10/21(k)	2,000,000	1,997,274
(ICE LIBOR USD 3 Month + 0.45%), 0.575%, 2/15/22(k)(x)	5,000,000	5,007,818
(ICE LIBOR USD 3 Month + 0.54%), 0.672%, 6/27/22(k)	3,200,000	3,210,669
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.22%), 0.358%, 1/6/22(k)	8,000,000	8,002,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.222%, 11/6/21(k)	$6,000,000	$6,005,250
4.200%, 11/6/21	6,240,000	6,260,669
(ICE LIBOR USD 3 Month + 1.55%), 1.683%, 1/14/22(k)	4,060,000	4,074,657
3.450%, 4/10/22	1,120,000	1,131,630
Harley-Davidson Financial Services, Inc.
4.050%, 2/4/22§	6,500,000	6,576,980
3.350%, 2/15/23§	1,390,000	1,434,915
Synchrony Financial
2.850%, 7/25/22	1,000,000	1,017,258

		79,759,705

Diversified Financial Services (0.6%)
AIG Global Funding
0.800%, 7/7/23§	2,200,000	2,216,196
Synchrony Bank
3.000%, 6/15/22	6,110,000	6,208,503

		8,424,699

Insurance (5.6%)
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 1.368%, 7/1/22(k)§	9,200,000	9,269,064
3.000%, 7/1/22§	1,816,000	1,851,521
GA Global Funding Trust
1.000%, 4/8/24§	10,000,000	10,043,901
(SOFR + 0.50%), 0.550%, 9/13/24(k)§	1,200,000	1,203,773
Jackson National Life Global Funding
(SOFR + 0.60%), 0.650%, 1/6/23(k)§	2,000,000	2,012,492
Metropolitan Life Global Funding I
(SOFR + 0.35%), 0.400%, 9/8/22(k)§	13,300,000	13,324,323
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.44%), 0.559%, 7/12/22(k)§	1,500,000	1,504,582
(SOFR + 0.48%), 0.530%, 6/9/26(k)§	12,000,000	12,083,915
Pacific Life Global Funding II
(SOFR + 0.62%), 0.670%, 6/4/26(k)(x)§	13,000,000	12,918,649
Principal Life Global Funding II
(SOFR + 0.45%), 0.500%, 4/12/24(k)§	7,000,000	7,004,985
Protective Life Global Funding
1.082%, 6/9/23(x)§	7,000,000	7,068,961

		78,286,166

Total Financials		306,897,801

Health Care (1.7%)
Biotechnology (1.0%)
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.46%), 0.587%, 11/19/21(k)(x)	3,500,000	3,502,185
3.450%, 3/15/22	10,000,000	10,087,402

		13,589,587

Pharmaceuticals (0.7%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 1.126%, 12/15/23(k)§	3,300,000	3,340,121
Bayer US Finance LLC
3.000%, 10/8/21§	1,000,000	1,000,520
Bristol-Myers Squibb Co.
(ICE LIBOR USD 3 Month + 0.38%), 0.505%, 5/16/22(k)	6,000,000	6,011,298

		10,351,939

Total Health Care		23,941,526

Industrials (4.4%)
Aerospace & Defense (1.3%)
Boeing Co. (The)
4.508%, 5/1/23	9,900,000	10,455,667
1.875%, 6/15/23	700,000	712,302
1.433%, 2/4/24	4,600,000	4,607,339
Leidos, Inc.
2.950%, 5/15/23	1,500,000	1,551,221

		17,326,529

Airlines (1.0%)
Southwest Airlines Co.
5.250%, 5/4/25	12,200,000	13,757,574

Machinery (0.7%)
CNH Industrial Capital LLC
3.875%, 10/15/21	2,000,000	2,002,110
4.375%, 4/5/22	2,243,000	2,286,150
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)	3,000,000	3,051,411
0.849%, 9/9/23(m)	3,000,000	3,009,385

		10,349,056

Road & Rail (0.1%)
DAE Funding LLC
5.250%, 11/15/21§	1,000,000	1,000,625

Trading Companies & Distributors (1.3%)
Air Lease Corp.
3.500%, 1/15/22	4,000,000	4,036,881
2.250%, 1/15/23	800,000	816,828
Aviation Capital Group LLC
2.875%, 1/20/22§	4,300,000	4,321,751
GATX Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.841%, 11/5/21(k)	200,000	200,144
International Lease Finance Corp.
8.625%, 1/15/22	1,168,000	1,194,257
5.875%, 8/15/22	7,000,000	7,324,614

		17,894,475

Total Industrials		60,328,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (1.0%)
Electronic Equipment, Instruments & Components (0.3%)
SYNNEX Corp.
1.250%, 8/9/24§	$3,700,000	$3,690,750

IT Services (0.1%)
Fidelity National Information Services, Inc.
0.375%, 3/1/23	2,000,000	2,000,015

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
0.750%, 5/11/23	8,300,000	8,353,608

Total Information Technology		14,044,373

Materials (1.1%)
Chemicals (0.1%)
International Flavors & Fragrances, Inc.
0.697%, 9/15/22§	1,000,000	1,002,930

Containers & Packaging (1.0%)
Berry Global, Inc.
0.950%, 2/15/24§	2,400,000	2,402,712
4.875%, 7/15/26§	10,981,000	11,489,420

		13,892,132

Total Materials		14,895,062

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)
4.700%, 3/15/22	6,000,000	6,114,000
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%),
1.176%, 2/1/22(k)	2,400,000	2,405,254

		8,519,254

Total Real Estate		8,519,254

Utilities (4.7%)
Electric Utilities (3.6%)
American Electric Power Co., Inc.
Series A
(ICE LIBOR USD 3 Month + 0.48%),
0.606%, 11/1/23(k)(x)	8,300,000	8,304,650
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.65%),
0.764%, 3/11/22(k)	300,000	300,620
NextEra Energy Capital Holdings, Inc.
0.650%, 3/1/23	4,500,000	4,515,135
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%),
1.500%, 11/15/21(k)	4,100,000	4,099,401
(ICE LIBOR USD 3 Month + 1.48%),
1.598%, 6/16/22(k)	5,500,000	5,488,374
1.750%, 6/16/22	6,900,000	6,889,505
3.250%, 6/15/23	200,000	206,074
4.250%, 8/1/23	1,000,000	1,042,897
3.750%, 2/15/24	400,000	416,677
3.400%, 8/15/24	800,000	828,118
Southern California Edison Co.
(SOFR + 0.64%), 0.690%, 4/3/23(k)	10,000,000	10,012,102
Southern Co. (The)
Series 21-A
0.600%, 2/26/24	8,000,000	7,982,218

		50,085,771

Gas Utilities (0.8%)
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%),
0.496%, 3/9/23(k)	7,500,000	7,501,023
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%),
0.620%, 3/2/23(k)	3,000,000	3,000,477
Southern Natural Gas Co. LLC
0.625%, 4/28/23§	600,000	599,689

		11,101,189

Multi-Utilities (0.3%)
Dominion Energy, Inc.
Series D
(ICE LIBOR USD 3 Month + 0.53%),
0.646%, 9/15/23(k)	4,500,000	4,501,062

Total Utilities		65,688,022

Total Corporate Bonds		667,904,354

Mortgage-Backed Securities (0.0%)
FHLMC
2.365%, 11/1/23(l)	793	804
2.350%, 1/1/34(l)	2,815	2,969
2.301%, 11/1/35(l)	7,260	7,635
1.975%, 7/1/36(l)	175,217	183,935
1.792%, 9/1/36(l)	93,984	98,518
1.994%, 10/1/36(l)	98,394	103,466
FNMA
2.422%, 11/1/34(l)	78,645	83,045
1.804%, 1/1/35(l)	2,937	3,073
1.834%, 7/1/35(l)	9,749	10,252
1.991%, 12/1/35(l)	20,517	21,524
1.795%, 3/1/36(l)	10,779	11,237
2.216%, 3/1/36(l)	19,804	20,841
1.293%, 3/1/44(l)	84,554	86,219
1.293%, 7/1/44(l)	892	910
1.293%, 10/1/44(l)	6,050	6,170

Total Mortgage-Backed Securities		640,598

Municipal Bonds (0.8%)
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	1,060,000	1,069,029
State of California, High Speed Passenger Train, General Obligation Bonds, Series C
(ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap),
0.863%, 4/1/47(k)	7,000,000	7,002,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap),
1.156%, 1/1/42(k)	$3,000,000	$3,004,234

Total Municipal Bonds		11,076,082

Supranational (1.0%)
Asian Development Bank
(ICE LIBOR USD 3 Month + 0.01%),
0.126%, 12/15/21	3,330,000	3,330,045
European Investment Bank
(SOFR + 0.29%), 0.340%, 6/10/22(m)	10,000,000	10,011,883

Total Supranational		13,341,928

U.S. Government Agency Securities (15.8%)
FHLB
0.625%, 11/27/24	6,000,000	5,995,186
0.750%, 2/24/26	30,000,000	29,873,256
0.900%, 3/3/26	10,000,000	9,966,420
1.000%, 3/23/26	17,550,000	17,532,429
0.830%, 2/10/27	15,000,000	14,770,773
1.020%, 2/24/27	30,000,000	29,773,011
0.900%, 2/26/27	14,100,000	13,905,716
FHLMC
0.600%, 10/15/25	13,000,000	12,874,970
0.600%, 10/20/25	7,400,000	7,328,588
0.650%, 10/22/25	20,000,000	19,843,304
0.650%, 10/27/25	11,400,000	11,312,179
0.800%, 10/27/26	15,000,000	14,795,217
0.800%, 10/28/26	15,000,000	14,797,995
FNMA
0.700%, 7/30/25	5,000,000	4,977,074
0.875%, 12/18/26	12,000,000	11,857,710

Total U.S. Government Agency Securities		219,603,828

U.S. Treasury Obligations (18.4%)
U.S. Treasury Notes
0.375%, 9/15/24(z)	256,200,000	255,079,125

Total U.S. Treasury Obligations		255,079,125

Total Long-Term Debt Securities (114.7%) (Cost $1,589,217,535)		1,591,800,524

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $1,300,005, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $1,326,000.(xx)	$1,300,000	1,300,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $7,241,269, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $7,386,088.(xx)	7,241,263	7,241,263

Total Repurchase Agreements		8,541,263

U.S. Treasury Obligations (0.0%)
U.S. Treasury Bills
0.05%, 3/17/22#(p)	801,000	800,816

Total Short-Term Investments (0.7%) (Cost $10,342,102)		10,342,079

Total Investments in Securities (115.4%) (Cost $1,599,559,637)		1,602,142,603
Other Assets Less Liabilities (-15.4%)		(214,084,932)

Net Assets (100%)		$1,388,057,671

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $800,816.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $425,850,210 or 30.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $20,950,965 or 1.5% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $9,337,299. This was collateralized by cash of $9,541,263 which was subsequently invested in an investment company and joint repurchase agreements.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(404)	12/2021	USD	(88,902,094)	(14,198)
U.S. Treasury 5 Year Note	(2,340)	12/2021	USD	(287,216,720)	710,519
U.S. Treasury 10 Year Note	(34)	12/2021	USD	(4,474,719)	69,546
U.S. Treasury 10 Year Ultra Note	(191)	12/2021	USD	(27,742,750)	633,955

					1,399,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$182,370,965	$—	$182,370,965
Collateralized Mortgage Obligations	—	180,513,567	—	180,513,567
Commercial Mortgage-Backed Securities	—	61,270,077	—	61,270,077
Corporate Bonds
Communication Services	—	28,082,951	—	28,082,951
Consumer Discretionary	—	96,871,750	—	96,871,750
Consumer Staples	—	25,082,342	—	25,082,342
Energy	—	23,553,014	—	23,553,014
Financials	—	306,897,801	—	306,897,801
Health Care	—	23,941,526	—	23,941,526
Industrials	—	60,328,259	—	60,328,259
Information Technology	—	14,044,373	—	14,044,373
Materials	—	14,895,062	—	14,895,062
Real Estate	—	8,519,254	—	8,519,254
Utilities	—	65,688,022	—	65,688,022
Futures	1,414,020	—	—	1,414,020
Mortgage-Backed Securities	—	640,598	—	640,598
Municipal Bonds	—	11,076,082	—	11,076,082
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	8,541,263	—	8,541,263
U.S. Treasury Obligations	—	800,816	—	800,816
Supranational	—	13,341,928	—	13,341,928
U.S. Government Agency Securities	—	219,603,828	—	219,603,828
U.S. Treasury Obligations	—	255,079,125	—	255,079,125

Total Assets	$2,414,020	$1,601,142,603	$—	$1,603,556,623

Liabilities:
Futures	(14,198)	—	—	(14,198)

Total Liabilities	$(14,198)	$—	$—	$(14,198)

Total	$2,399,822	$1,601,142,603	$—	$1,603,542,425

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,346,581
Aggregate gross unrealized depreciation	(3,552,655)

Net unrealized appreciation	$3,793,926

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,599,748,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.4%)
AB Issuer LLC,
Series 2021-1 A2
3.734%, 7/30/51§		$343,000	$347,514
ACREC Ltd.,
Series 2021-FL1 A
0.000%, 10/18/36(l)§		800,000	800,000
Affirm Asset Securitization Trust,
Series 2020-A A
2.100%, 2/18/25§		130,000	130,734
Series 2021-B B
1.240%, 8/17/26§		125,000	125,146
Series 2021-Z1 A
1.070%, 8/15/25§		144,918	145,230
AGL CLO 12 Ltd.,
Series 2021-12A A1
1.290%, 7/20/34(l)§		398,434	398,708
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		642,292	655,577
Series 2017-1 AA
3.300%, 1/15/30§		507,840	518,016
American Airlines Pass- Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		734,973	748,555
Anchorage Capital CLO 11 Ltd.,
Series 2019-11A AR
1.278%, 7/22/32(l)§		700,000	700,340
Anchorage Capital CLO Ltd.,
Series 2020-16A A
1.534%, 10/20/31(l)§		900,000	900,153
Aqueduct European CLO DAC,
Series 2017-1A AR
0.640%, 7/20/30(l)§	EUR	796,225	922,340
Armada Euro CLO III DAC,
Series 3A A1R
0.720%, 7/15/31(l)§		700,000	808,987
Avant Loans Funding Trust,
Series 2021-REV1 A
1.210%, 7/15/30§		$475,000	475,671
Avis Budget Rental Car
Funding AESOP LLC,
Series 2018-2A A
4.000%, 3/20/25§		365,000	391,218
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1
1.265%, 7/20/34(l)§		502,006	502,361
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
0.910%, 1/15/33(l)§	EUR	600,000	695,077
Brex Commercial Charge Card Master Trust,
Series 2021-1 A
2.090%, 7/15/24§		$179,000	180,904
BRSP Ltd.,
Series 2021-FL1 A
1.237%, 8/19/38(l)§		800,000	800,000
Carvana Auto Receivables Trust,
Series 2021-N3 C
1.020%, 6/12/28		147,000	146,923
Catamaran CLO Ltd.,
Series 2014-1A A1AR
1.482%, 4/22/30(l)§		994,896	994,894
CBAM Ltd.,
Series 2018-5A A
1.154%, 4/17/31(l)§		900,000	900,016
Series 2018-8A A1
1.254%, 10/20/29(l)§		900,000	900,048
CIFC Funding Ltd.,
Series 2015-5A A1R
0.985%, 10/25/27(l)§		815,804	816,177
CLNC Ltd.,
Series 2019-FL1 A
1.414%, 8/20/35(l)§		800,000	800,522
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR
0.630%, 9/15/31(l)§	EUR	600,000	691,996
CVC Cordatus Loan Fund XI DAC,
Series 11A AR
0.650%, 10/15/31(l)§		700,000	810,882
CVS Pass-Through Trust,
5.789%, 1/10/26§		$155,654	160,040
Domino’s Pizza Master Issuer LLC,
Series 2021-1A A2I
2.662%, 4/25/51§		187,530	193,246
Dorchester Park CLO DAC,
Series 2015-1A AR
1.034%, 4/20/28(l)§		350,840	350,910
Dryden 78 CLO Ltd.,
Series 2020-78A C
2.084%, 4/17/33(l)§		250,000	250,399
Elevation CLO Ltd.,
Series 2020-11A C
2.326%, 4/15/33(l)§		250,000	244,025
Elmwood CLO IX Ltd.,
Series 2021-2A A
1.265%, 7/20/34(l)§		257,000	257,234
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/16/24§		1,000,000	1,016,186
FHF Trust,
Series 2021-2A A
0.830%, 12/15/26§		153,000	152,809
First Investors Auto Owner Trust,
Series 2020-1A A
1.490%, 1/15/25§		49,218	49,365
Series 2021-2A C
1.470%, 11/15/27§		290,000	288,413
Flagship Credit Auto Trust,
Series 2016-4 D
3.890%, 11/15/22§		82,811	82,902
Series 2019-4 B
2.530%, 11/17/25§		390,000	398,042
Ford Credit Auto Owner Trust,
Series 2021-1 D
2.310%, 10/17/33§		245,000	244,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
FREED ABS Trust,
Series 2021-3FP A
0.620%, 11/20/28§		$411,000	$410,994
GCI Funding I LLC,
Series 2021-1 A
2.380%, 6/18/46§		164,681	165,418
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR
1.204%, 4/20/34(l)§		262,213	262,376
GSF Mortgage Corp.,
1.433%, 8/15/26(l)		45,300	45,274
2.435%, 8/15/26(l)		88,000	90,439
2.638%, 8/15/26(l)		12,000	12,307
Hardee’s Funding LLC,
Series 2018-1A A23
5.710%, 6/20/48§		138,957	155,223
Series 2020-1A A2
3.981%, 12/20/50§		139,108	148,698
Harvest CLO XX DAC,
Series 20A AR
0.680%, 10/20/31(l)§	EUR	700,000	808,713
Invitation Homes Trust,
Series 2018-SFR2 C
1.364%, 6/17/37(l)§		$99,984	100,136
Series 2018-SFR3 C
1.384%, 7/17/37(l)§		177,769	178,038
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32		870,553	954,764
LCM XV LP,
Series 15A AR2
1.134%, 7/20/30(l)§		800,000	800,038
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.214%, 5/15/28(l)§		243,163	243,163
LP Credit Card ABS Master Trust,
Series 2018-1 A
1.638%, 8/20/24(l)§		527,770	527,770
Magnetite XXVI Ltd.,
Series 2020-26A A1R
1.210%, 7/25/34(l)§		467,227	467,226
Marlette Funding Trust,
Series 2019-3A A
2.690%, 9/17/29§		3,600	3,603
Mission Lane Credit Card Master Trust,
Series 2021-A A
1.590%, 9/15/26§		100,000	99,564
MKS CLO Ltd.,
Series 2017-1A AR
1.134%, 7/20/30(l)§		800,000	799,241
Neighborly Issuer LLC,
Series 2021-1A A2
3.584%, 4/30/51§		135,931	140,248
Nelnet Student Loan Trust,
Series 2021-BA B
2.680%, 4/20/62§		100,000	100,196
Series 2021-CA B
2.530%, 4/20/62§		147,147	146,254
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A
1.241%, 7/16/35(l)§		469,642	469,809
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A
1.241%, 7/17/35(l)§		287,510	287,663
OCP CLO Ltd.,
Series 2020-18A AR
1.224%, 7/20/32(l)§		344,000	344,469
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§		111,884	112,113
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
1.025%, 7/25/29(l)		170,631	171,403
SoFi Consumer Loan Program Trust,
Series 2019-3 A
2.900%, 5/25/28§		8,058	8,072
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR
1.295%, 7/20/32(l)§		800,000	800,068
Sound Point CLO XII Ltd.,
Series 2016-2A AR2
1.184%, 10/20/28(l)§		801,506	801,527
Sound Point CLO XVI Ltd.,
Series 2017-2A AR
1.105%, 7/25/30(l)§		700,000	700,008
Steele Creek CLO Ltd.,
Series 2015-1A AR2
1.031%, 5/21/29(l)§		743,581	743,112
Sunrun Demeter Issuer,
Series 2021-2A A
2.270%, 1/30/57§		800,000	799,692
TICP CLO III-2 Ltd.,
Series 2018-3R A
0.974%, 4/20/28(l)§		385,265	385,288
TRTX Issuer Ltd.,
Series 2019-FL3 A
1.314%, 10/15/34(l)§		800,000	799,998
United Airlines Pass- Through Trust,
Series 2020-1 A
5.875%, 10/15/27		834,728	929,500
United States Small Business Administration,
Series 2004-20A
1 4.930%, 1/1/24		7,449	7,793
Series 2004-20C 1
4.340%, 3/1/24		71,477	73,682
Series 2005-20B
1 4.625%, 2/1/25		9,652	10,161
Series 2008-20G
1 5.870%, 7/1/28		163,498	180,694
Upstart Securitization Trust,
Series 2020-3 A
1.702%, 11/20/30§		86,376	86,818
Series 2021-3 A
0.830%, 7/20/31§		332,213	332,371
Venture XVII CLO Ltd.,
Series 2014-17A ARR
1.006%, 4/15/27(l)§		655,697	655,724
Voya CLO Ltd.,
Series 2019-1A DR
2.976%, 4/15/31(l)§		100,000	99,762

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Wellfleet CLO Ltd.,
Series 2017-1A A1RR
1.024%, 4/20/29(l)§		$758,884	$758,770
WhiteHorse X Ltd.,
Series 2015-10A A1R
1.064%, 4/17/27(l)§		8,619	8,620
World Financial Network Credit Card Master Trust,
Series 2019-B M
3.040%, 4/15/26		250,000	254,638

Total Asset-Backed Securities			36,477,708

Collateralized Mortgage Obligations (1.8%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.675%, 9/25/35(l)		58,871	56,270
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36		463,407	465,805
Series 2005-J12 2A1
0.626%, 8/25/35(l)		461,217	310,488
Series 2006-OA22 A1
0.246%, 2/25/47(l)		101,926	95,947
Series 2006-OA6 1A2
0.506%, 7/25/46(l)		36,213	34,728
Series 2006-OC7 2A2A
0.426%, 7/25/46(l)		1,999	7,091
Series 2007-14T2 A1
6.000%, 7/25/37		411,655	273,981
Series 2007-OH1 A1D
0.296%, 4/25/47(l)		65,847	56,730
Banc of America Funding Trust,
Series 2004-A 1A3
2.496%, 9/20/34(l)		10,535	10,744
Series 2006-H 4A2
2.915%, 9/20/46(l)		102,911	98,376
Series 2006-J 4A1
3.411%, 1/20/47(l)		7,541	7,272
Bayview MSR Opportunity Master Fund Trust,
Series 2021-2 A2
2.500%, 6/25/51(l)§		118,009	120,023
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
2.913%, 9/25/35(l)		120,353	92,851
Series 2006-4 21A1
2.706%, 8/25/36(l)		52,229	38,811
Bear Stearns ARM Trust,
Series 2003-9 2A1
2.929%, 2/25/34(l)		23,142	23,567
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
0.246%, 12/25/46(l)		397,940	393,223
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
2.708%, 1/26/36(l)		51,343	43,106
Bellemeade Re Ltd.,
Series 2019-1A M1B
1.836%, 3/25/29(l)§		260,000	260,000
Series 2019-3A M1B
1.686%, 7/25/29(l)§		170,392	170,884
Series 2021-1A M1B
2.250%, 3/25/31(l)§		402,735	408,736
Series 2021-2A M1A
1.250%, 6/25/31(l)§		237,395	237,917
Bellemeade RE Ltd.,
Series 2021-3A A2
1.050%, 9/25/31(l)§		301,251	302,569
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3
2.186%, 4/25/47(l)§		55,209	56,007
CHL Mortgage Pass- Through Trust,
Series 2004-12 11A1
2.885%, 8/25/34(l)		628	641
Series 2005-11 3A1
2.518%, 4/25/35(l)		65,374	58,307
Series 2005-2 1A1
0.726%, 3/25/35(l)		33,086	29,584
CIM Trust,
Series 2021-INV1 A2
2.500%, 7/1/51(l)§		299,798	304,330
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
2.754%, 8/25/35(l)		6,881	7,158
Series 2009-7 5A2
5.500%, 12/25/35§		323,160	228,844
Collateralized Mortgage Obligation,
3.647%, 3/15/35(l)		300,000	310,293
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		466,151	345,286
Eagle RE Ltd.,
Series 2020-1 M1A
0.986%, 1/25/30(l)§		275,000	273,917
EMF-NL Prime BV,
Series 2008-APRX A2
0.252%, 4/17/41(l)(m)	EUR	167,732	186,842
Eurohome UK Mortgages plc,
Series 2007-1 A
0.220%, 6/15/44(l)(m)	GBP	528,526	695,699
Eurosail-UK plc,
Series 2007-4X A3
1.013%, 6/13/45(l)(m)		721,776	972,464
FHLMC,
Series 4989 FA
0.450%, 8/15/40(l) $		$349,516	350,933
Series 4989 FB
0.450%, 10/15/40(l)		288,255	289,425
Series 5015 BI
4.000%, 9/25/50 IO		730,854	130,780
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2
2.850%, 10/25/50(l)§		242,575	245,550
Series 2020-DNA6 M1
0.950%, 12/25/50(l)§		52,201	52,220
Series 2021-DNA5 M2
1.700%, 1/25/34(l)§		126,291	127,323
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA2 M2
3.536%, 10/25/29(l)		250,000	259,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Flagstar Mortgage Trust,
Series 2021-8INV A3
2.500%, 9/25/51(l)§		$264,800	$267,810
FNMA,
Series 2014-C04 1M2
4.986%, 11/25/24(l)		111,550	115,705
Series 2014-C04 2M2
5.086%, 11/25/24(l)		45,407	46,323
Series 2015-C02 1M2
4.086%, 5/25/25(l)		10,742	10,935
Series 2016-C03 2M2
5.986%, 10/25/28(l)		110,596	116,168
Series 2016-C06 1M2
4.336%, 4/25/29(l)		112,064	116,107
Series 2017-C01 1M2
3.636%, 7/25/29(l)		209,987	216,255
GNMA,
Series 2015-H20 FB
0.690%, 8/20/65(l)		499,370	502,698
Series 2016-H11 F
0.890%, 5/20/66(l)		524,160	531,033
Series 2016-H15 FA
0.890%, 7/20/66(l)		646,249	654,253
Series 2017-H10 FB
1.029%, 4/20/67(l)		1,227,943	1,242,215
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		365,102	230,354
Series 2005-AR6 2A1
2.859%, 9/25/35(l)		53,520	55,065
Series 2006-AR2 2A1
2.723%, 4/25/36(l)		80,715	66,084
Series 2007-AR1 2A1
2.773%, 3/25/47(l)		205,609	161,305
HarborView Mortgage Loan Trust,
Series 2006-13 A
0.267%, 11/19/46(l)		60,378	51,348
Hawksmoor Mortgages,
Series 2019-1A A
1.100%, 5/25/53(l)§	GBP	2,333,897	3,157,285
Home RE Ltd.,
Series 2020-1 M1B
3.336%, 10/25/30(l)§		$210,368	212,233
Impac CMB Trust,
Series 2003-8 2A1
0.986%, 10/25/33(l)		632	637
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
0.356%, 7/25/35(l)		216,160	168,787
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
2.979%, 8/25/35(l)		363,930	334,305
Series 2006-AR39 A1
0.266%, 2/25/37(l)		506,943	506,599
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.579%, 8/25/34(l)		40,910	41,513
Series 2007-A1 3A3
2.694%, 7/25/35(l)		39,207	39,990
Series 2007-S3 1A90
7.000%, 8/25/37		52,684	37,847
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		676,860	679,526
Lehman XS Trust,
Series 2006-4N A1C1
0.546%, 4/25/46(l)		57,900	62,387
Ludgate Funding plc,
Series 2007-1 A2A
0.236%, 1/1/61(l)(m)	GBP	663,685	862,897
Series 2008-W1X A1
0.676%, 1/1/61(l)(m)		96,297	128,181
Mello Mortgage Capital Acceptance,
Series 2021-INV2 A3
2.500%, 8/25/51(l)§		$251,779	255,428
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
1.654%, 12/25/32(l)		12,315	12,092
Mortgage Insurance-Linked Notes,
Series 2021-3 M1A
1.950%, 2/25/34(l)§		169,755	170,174
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
0.546%, 4/25/36(l)		223,201	215,272
New Residential Mortgage Loan Trust,
Series 2021-INV1 A2
2.500%, 6/25/51(l)§		374,097	380,454
Oaktown Re V Ltd.,
Series 2020-2A M1A
2.486%, 10/25/30(l)§		36,351	36,351
PMT Credit Risk Transfer Trust,
Series 2019-1R A
2.087%, 3/27/24(l)§		42,719	42,723
Series 2019-2R A
2.837%, 5/27/23(l)§		62,181	61,559
Series 2019-3R A
2.787%, 10/27/22(l)§		30,670	30,838
Radnor RE Ltd.,
Series 2019-1 M1B
2.036%, 2/25/29(l)§		150,054	150,640
Series 2019-2 M1B
1.836%, 6/25/29(l)§		250,000	250,499
Series 2020-1 M1A
1.036%, 1/25/30(l)§		250,000	249,376
RALI Trust,
Series 2005-QO2 A1
1.452%, 9/25/45(l)		306,606	302,287
Series 2006-QA6 A1
0.466%, 7/25/36(l)		515,611	529,778
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
0.424%, 1/25/36(l)§		251,383	247,812
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		14,414	8,633
Series 2006-A12 A1
6.250%, 11/25/36		169,689	92,593
Sequoia Mortgage Trust,
Series 10 2A1
0.847%, 10/20/27(l)		2,082	2,069
Series 2003-4 2A1
0.787%, 7/20/33(l)		17,658	17,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.587%, 7/19/35(l)		$59,851	$58,556
Series 2006-AR3 11A1
0.506%, 4/25/36(l)		262,587	251,342
Series 2006-AR6 1A3
0.466%, 7/25/46(l)		929,895	758,827
Towd Point Mortgage Funding,
Series 2019-A13A A1
0.950%, 7/20/45(l)§	GBP	1,165,360	1,574,410
Towd Point Mortgage Funding plc,
Series 2020-A14X A
0.950%, 5/20/45(l)(m)		1,550,366	2,096,247
Traingle Re Ltd.,
Series 2020-1 M1A
3.086%, 10/25/30(l)§		$47,142	47,142
Series 2021-1 M1A
1.786%, 8/25/33(l)§		49,594	49,600
UWM Mortgage Trust,
Series 2021-INV1 A3
2.500%, 8/25/51(l)§		325,278	329,789
WaMu Mortgage Pass- Through Certificates Trust,
Series 2006-AR14 1A4
2.609%, 11/25/36(l)		333,778	334,133
Series 2006-AR9 1A
1.092%, 8/25/46(l)		97,295	97,676

Total Collateralized Mortgage Obligations			27,703,790

Commercial Mortgage-Backed Securities (1.9%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		505,226	507,850
Ashford Hospitality Trust,
Series 2018-KEYS A
1.084%, 6/15/35(l)§		179,846	179,848
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§		135,000	124,252
Series 2017-SCH AF
1.084%, 11/15/33(l)§		565,000	551,975
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 AS
3.989%, 9/15/48(l)		39,000	41,911
BBCMS Mortgage Trust,
Series 2020-BID A
2.224%, 10/15/37(l)§		325,000	326,929
BCP Trust,
Series 2021-330N A
0.883%, 6/15/38(l)§		66,381	66,210
Benchmark Mortgage Trust,
Series 2019-B9 A5
4.016%, 3/15/52		800,000	911,076
BFLD Trust,
Series 2020-EYP A
1.234%, 10/15/35(l)§		800,000	803,992
Series 2021-FPM A
1.684%, 6/15/38(l)§		494,000	494,309
BHMS Mortgage Trust,
Series 2018-ATLS A
1.334%, 7/15/35(l)§		267,464	267,631
Braemar Hotels & Resorts Trust,
Series 2018-PRME A
0.904%, 6/15/35(l)§		300,000	299,779
BX Commercial Mortgage Trust,
Series 2019-IMC A
1.084%, 4/15/34(l)§		205,649	205,649
Series 2019-IMC E
2.234%, 4/15/34(l)§		133,619	133,120
BX Trust,
Series 2018-EXCL A
1.171%, 9/15/37(l)§		265,081	262,440
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50(l)		470,000	517,522
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§		630,000	646,854
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)		235,000	244,166
Series 2015-GC27 A5
3.137%, 2/10/48		596,977	633,608
Series 2016-C1 A4
3.209%, 5/10/49		606,000	652,398
CLNY Trust,
Series 2019-IKPR D
2.109%, 11/15/38(l)§		250,000	249,610
Commercial Mortgage Trust,
Series 2012-CR5 E
4.464%, 12/10/45(l)§		250,000	225,716
Series 2013-SFS A1
1.873%, 4/12/35§		58,026	57,998
Series 2014-UBS4 A5
3.694%, 8/10/47		495,000	528,053
Series 2015-CR26 ASB
3.373%, 10/10/48		2,446,899	2,555,159
Series 2015-DC1 A5
3.350%, 2/10/48		400,000	427,752
Series 2016-COR1 ASB
2.972%, 10/10/49		1,500,000	1,569,683
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4
3.504%, 6/15/57		121,432	130,341
Series 2015-C3 A4
3.718%, 8/15/48		302,887	328,030
Series 2015-C4 A4
3.808%, 11/15/48		400,000	436,255
DBWF Mortgage Trust,
Series 2018-GLKS A
1.117%, 12/19/30(l)§		203,119	203,376
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§		1,000,000	1,056,987
Extended Stay America Trust,
Series 2021-ESH A
1.164%, 7/15/38(l)§		795,860	798,086

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Great Wolf Trust,
Series 2019-WOLF A
1.118%, 12/15/36(l)§	$257,000	$256,920
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A
1.284%, 6/15/38(l)§	303,566	303,855
Series 2019-SMP A
1.234%, 8/15/32(l)§	300,000	300,000
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§	574,989	581,136
Series 2012-GC6 B
6.045%, 1/10/45(l)§	230,000	230,666
Series 2013-G1 A2
3.557%, 4/10/31(l)§	507,108	496,564
Series 2014-GC22 A5
3.862%, 6/10/47	283,842	304,478
Series 2015-GC30 AAB
3.120%, 5/10/50	713,329	738,608
Series 2018-GS9 A4
3.992%, 3/10/51(l)	510,000	575,052
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6 E 5.310%,
5/15/45(l)§	189,221	136,239
Series 2012-C8 AS
3.424%, 10/15/45§	400,000	406,185
Series 2012-C8 C
4.780%, 10/15/45(l)§	405,000	394,806
Series 2012-LC9 E
4.508%, 12/15/47(l)§	455,400	396,737
Series 2018-LAQ A
1.084%, 6/15/32(l)§	111,281	111,246
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	510,000	546,847
Series 2014-C22 XA
0.977%, 9/15/47 IO(l)	6,584,800	131,821
Series 2015-C31 A3
3.801%, 8/15/48	328,580	356,038
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 XA
1.189%, 9/15/50 IO(l)	2,257,827	99,763
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	233,836	237,866
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A
1.014%, 7/15/36(l)§	800,000	799,247
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 A4
3.306%, 4/15/48	400,000	426,737
Series 2015-C27 ASB
3.557%, 12/15/47	663,623	697,526
Morgan Stanley Capital I Trust,
Series 2015-XLF2 SNMA
2.034%, 11/15/26(l)§	116,829	105,235
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
1.584%, 7/15/36(l)§	170,000	169,960
PFP Ltd.,
Series 2021-8 A
1.100%, 8/9/37(l)§	800,000	800,000
Starwood Retail Property Trust,
Series 2014-STAR A
1.554%, 11/15/27(l)§	512,648	336,124
UBS Commercial Mortgage Trust,
Series 2018-C10 A4
4.313%, 5/15/51	400,000	455,872
Series 2018-C8 A4
3.983%, 2/15/51	335,000	376,037
Series 2018-C9 A4
4.117%, 3/15/51(l)	510,000	572,594
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45	465,583	473,878
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.453%, 11/15/49(l)	275,000	293,416
WFRBS Commercial Mortgage Trust,
Series 2014-C24 AS
3.931%, 11/15/47	65,800	69,724
Series 2014-C25 A5
3.631%, 11/15/47	400,000	430,526

Total Commercial Mortgage-Backed Securities		29,050,268

Corporate Bonds (10.9%)
Communication Services (0.7%)
Diversified Telecommunication Services (0.3%)
Altice France SA
7.375%, 5/1/26§	217,000	224,118
AT&T, Inc.
4.350%, 3/1/29	800,000	917,302
2.250%, 2/1/32	700,000	680,386
4.500%, 5/15/35	700,000	816,940
3.500%, 9/15/53	286,000	281,662
3.650%, 9/15/59	219,000	216,333
CCO Holdings LLC
5.500%, 5/1/26§	85,000	87,446
Level 3 Financing, Inc.
3.875%, 11/15/29§	700,000	745,780
Verizon Communications, Inc.
2.550%, 3/21/31	900,000	910,776

		4,880,743

Entertainment (0.1%)
Electronic Arts, Inc.
1.850%, 2/15/31	800,000	773,300
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	251,000	248,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Walt Disney Co. (The)
2.650%, 1/13/31		$700,000	$730,851

			1,752,766

Interactive Media & Services (0.1%)
Baidu, Inc.
1.625%, 2/23/27		249,000	245,604
3.425%, 4/7/30		230,000	243,190
Tencent Holdings Ltd.
1.810%, 1/26/26§		226,000	227,808
3.240%, 6/3/50§		226,000	213,260
Weibo Corp.
3.375%, 7/8/30		577,000	573,682

			1,503,544

Media (0.2%)
Charter Communications Operating LLC
4.464%, 7/23/22		800,000	816,504
4.200%, 3/15/28		23,000	25,621
2.250%, 1/15/29		800,000	799,000
5.125%, 7/1/49		82,000	96,278
4.800%, 3/1/50		54,000	60,725
CSC Holdings LLC
6.750%, 11/15/21		65,000	65,000
5.375%, 2/1/28§		500,000	521,250
Discovery Communications LLC
5.200%, 9/20/47		81,000	99,578
5.300%, 5/15/49		38,000	47,459
4.650%, 5/15/50		28,000	32,368
Fox Corp.
4.709%, 1/25/29		113,000	131,820
5.576%, 1/25/49		190,000	255,619
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		84,000	97,709
Time Warner Cable LLC
4.500%, 9/15/42		290,000	314,041

			3,362,972

Wireless Telecommunication Services (0.0%)
T-Mobile USA, Inc.
3.400%, 10/15/52§		250,000	243,527

Total Communication Services			11,743,552

Consumer Discretionary (0.8%)
Auto Components (0.0%)
Clarios Global LP
4.375%, 5/15/26§	EUR	175,000	209,498

Automobiles (0.4%)
Daimler Finance North America LLC
2.550%, 8/15/22§		$1,000,000	1,018,973
Ford Credit Canada Co.
(CDOR03 + 3.03%),
3.469%, 1/10/22(k)	CAD	1,000,000	787,305
General Motors Co.
6.125%, 10/1/25		$51,000	59,689
Hyundai Capital America
1.150%, 11/10/22§		800,000	803,864
1.650%, 9/17/26§		800,000	792,699
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	806,207
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	637,821
3.201%, 9/17/28(m)	EUR	600,000	780,317
4.810%, 9/17/30§		$800,000	898,620

			6,585,495

Hotels, Restaurants & Leisure (0.2%)
Booking Holdings, Inc.
4.625%, 4/13/30		382,000	453,104
Choice Hotels International, Inc.
3.700%, 12/1/29		900,000	957,293
Expedia Group, Inc.
6.250%, 5/1/25§		700,000	806,387
4.625%, 8/1/27		174,000	196,887
Las Vegas Sands Corp.
3.200%, 8/8/24		800,000	820,406
3.900%, 8/8/29(x)		381,000	387,137

			3,621,214

Household Durables (0.0%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43		162,000	203,253

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		496,000	475,862
Prosus NV
3.680%, 1/21/30§		230,000	237,949
4.027%, 8/3/50§		215,000	200,488

			914,299

Specialty Retail (0.1%)
Advance Auto Parts, Inc.
3.900%, 4/15/30		367,000	405,596
Lowe’s Cos., Inc.
3.650%, 4/5/29		126,000	138,925
Ross Stores, Inc.
4.700%, 4/15/27		355,000	407,029

			951,550

Total Consumer Discretionary			12,485,309

Consumer Staples (0.3%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 1/23/49		341,000	461,371
4.500%, 6/1/50		800,000	952,878
Bacardi Ltd.
4.450%, 5/15/25§		800,000	878,288

			2,292,537

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc.
3.500%, 2/15/23§		298,000	304,002
Cencosud SA
5.150%, 2/12/25(m)		297,000	325,827

			629,829

Food Products (0.1%)
BRF GmbH
4.350%, 9/29/26(m)		224,000	230,342
Danone SA
2.589%, 11/2/23§		900,000	932,948

			1,163,290

Household Products (0.0%)
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§		304,000	300,337
Spectrum Brands, Inc.
5.750%, 7/15/25		14,000	14,315

			314,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Tobacco (0.1%)
Altria Group, Inc.
4.800%, 2/14/29		$59,000	$67,596
3.400%, 5/6/30		310,000	326,706
BAT Capital Corp.
2.259%, 3/25/28		469,000	464,126
2.726%, 3/25/31		183,000	179,776

			1,038,204

Total Consumer Staples			5,438,512

Energy (0.6%)
Energy Equipment & Services (0.0%)
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK(m)		246,643	136,327
7.350%, 12/1/26 PIK§		615	340
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22(m)		52,253	51,861
7.720%, 12/1/26 PIK(m)		736,169	165,442
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64(y)§		207,137	1,553
Transocean Poseidon Ltd.
6.875%, 2/1/27§		106,000	105,205

			460,728

Oil, Gas & Consumable Fuels (0.6%)
Azure Power Energy Ltd.
3.575%, 8/19/26(x)§		800,000	808,000
BP Capital Markets America, Inc.
2.939%, 6/4/51		518,000	490,965
Cenovus Energy, Inc.
4.250%, 4/15/27		225,000	249,777
4.400%, 4/15/29(x)		511,000	572,128
Chevron USA, Inc.
3.850%, 1/15/28		307,000	346,048
5.250%, 11/15/43		243,000	330,729
Devon Energy Corp.
5.600%, 7/15/41		210,000	262,868
Enbridge Energy Partners LP
7.375%, 10/15/45		282,000	443,397
Energy Transfer LP
4.250%, 3/15/23		240,000	248,993
4.750%, 1/15/26		325,000	362,858
6.250%, 4/15/49		112,000	145,199
Eni SpA
4.250%, 5/9/29§		325,000	370,279
Marathon Petroleum Corp.
5.125%, 12/15/26		229,000	265,357
6.500%, 3/1/41		72,000	98,958
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		900,000	910,391
Occidental Petroleum Corp.
6.950%, 7/1/24		400,000	449,000
Oleoducto Central SA
4.000%, 7/14/27§		460,000	472,017
ONEOK Partners LP
6.125%, 2/1/41		7,000	8,972
ONEOK, Inc.
4.350%, 3/15/29		208,000	233,103
6.350%, 1/15/31		44,000	56,076
5.200%, 7/15/48		11,000	13,259
Petroleos Mexicanos
6.750%, 9/21/47		188,000	162,874
Plains All American Pipeline LP
4.500%, 12/15/26		106,000	117,830
3.550%, 12/15/29		163,000	170,936
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		205,168	225,403
9.250%, 7/6/24(m)		205,169	225,403
Suncor Energy, Inc.
6.800%, 5/15/38		239,000	340,591
Tengizchevroil Finance Co. International Ltd.
3.250%, 8/15/30§		230,000	232,645
TransCanada PipeLines Ltd.
6.100%, 6/1/40		379,000	516,725
Williams Cos., Inc. (The)
3.500%, 11/15/30		143,000	155,170

			9,285,951

Total Energy			9,746,679

Financials (4.0%)
Banks (2.0%)
Banco de Credito del Peru (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%),
3.125%, 7/1/30(k)§		268,000	263,645
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	1,700,000	285,533
Banco Santander SA
5.179%, 11/19/25		$600,000	681,128
3.490%, 5/28/30		200,000	214,076
Bangkok Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%),
3.466%, 9/23/36(k)§		800,000	792,480
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 1.125%, 4/24/23(k)		600,000	603,020
(SOFR + 1.32%), 2.687%, 4/22/32(k)		290,000	294,990
(SOFR + 1.22%), 2.299%, 7/21/32(k)		201,000	197,749
Series DD
(ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26(k)(y)		83,000	95,948
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)		800,000	804,763
Series Z
(ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24(k)(y)		129,000	144,351
Barclays Bank plc
7.625%, 11/21/22		220,000	235,132
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32(k)(y)§		51,000	69,360
Barclays plc
3.684%, 1/10/23		600,000	605,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 1.43%),
1.555%, 2/15/23(k)		$700,000	$703,003
(ICE LIBOR USD 3 Month + 1.40%),
4.610%, 2/15/23(k)		900,000	913,329
(GBP Swap Semi 1 Year + 1.60%), 2.375%, 10/6/23(k)(m)	GBP	400,000	547,567
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)		$200,000	211,535
3.250%, 2/12/27(m)	GBP	500,000	720,990
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		$800,000	795,867
(SOFR + 1.39%), 2.871%, 4/19/32(k)§		326,000	332,008
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23(k)(y)		115,000	119,456
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)		227,000	254,044
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)		155,000	174,252
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25(k)(y)		139,000	143,518
Citizens Financial Group, Inc.
4.300%, 12/3/25		452,000	500,585
Corp. Financiera de Desarrollo SA
2.400%, 9/28/27§		470,000	462,950
Credit Agricole SA
3.750%, 4/24/23§		800,000	840,934
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	826,496
Danske Bank A/S
5.375%, 1/12/24§		800,000	876,796
Discover Bank
4.200%, 8/8/23		800,000	853,075
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)		250,000	265,801
Fifth Third Bancorp
Series L
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.500%, 9/30/25(k)(y)		86,000	93,315
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 4.37%), 6.375%, 3/30/25(k)(y)		447,000	488,347
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)		200,000	220,878
ING Groep NV
(USD ICE Swap Rate 5 Year + 5.12%), 6.875%, 4/16/22(k)(m)(y)		200,000	205,000
JPMorgan Chase & Co.
(SOFR + 1.89%), 2.182%, 6/1/28(k)		900,000	916,799
(SOFR + 1.25%), 2.580%, 4/22/32(k)		408,000	413,701
Series I
(ICE LIBOR USD 3 Month + 3.47%), 3.598%, 1/30/22(k)(y)		138,000	138,345
Series V
(ICE LIBOR USD 3 Month + 3.32%), 3.465%, 1/1/22(k)(y)		369,000	370,138
Series Z
(ICE LIBOR USD 3 Month + 3.80%), 3.926%, 2/1/22(k)(y)		118,000	118,000
Lloyds Banking Group plc
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.412%, 3/7/25(k)	AUD	1,100,000	812,889
4.000%, 3/7/25		1,300,000	1,022,952
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.860%, 3/2/23(k)		$800,000	806,508
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24(k)		700,000	708,169
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)		900,000	954,926
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)		339,000	348,789
NatWest Group plc
3.875%, 9/12/23		800,000	848,385
Santander Holdings USA, Inc.
4.400%, 7/13/27		137,000	153,634
Societe Generale SA
4.250%, 9/14/23§		800,000	854,028
Standard Chartered plc
5.200%, 1/26/24§		200,000	217,013
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25(k)§		800,000	797,277
(ICE LIBOR USD 3 Month + 1.51%), 1.639%, 1/30/27(k)(y)§		200,000	193,500
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	1,043,071
1.474%, 7/8/25		700,000	705,286
Truist Financial Corp.
Series Q
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.100%, 3/1/30(k)(x)(y)		286,000	327,827
UniCredit SpA
7.830%, 12/4/23§		1,600,000	1,822,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32(k)§		$200,000	$201,993
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(y)		171,000	194,299
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.359%, 10/31/23(k)		1,500,000	1,518,119
(SOFR + 2.00%), 2.188%, 4/30/26(k)		156,000	160,928
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)		90,000	98,202
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26(k)(y)		114,000	117,135

			31,701,890

Capital Markets (1.0%)
Bank of New York Mellon Corp. (The)
Series E
(ICE LIBOR USD 3 Month + 3.42%), 3.542%, 12/20/21(k)(y)		309,000	309,000
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.700%, 9/20/25(k)(y)		69,000	75,720
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	855,373
Charles Schwab Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25(k)(y)		150,000	166,312
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)		326,000	339,855
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23(k)(y)§		200,000	213,500
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§		900,000	924,040
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§		1,000,000	1,054,759
(SOFR + 3.73%), 4.194%, 4/1/31(k)§		254,000	283,705
(SOFR + 1.73%), 3.091%, 5/14/32(k)§		310,000	316,575
Deutsche Bank AG
3.300%, 11/16/22		1,100,000	1,134,418
3.950%, 2/27/23		1,000,000	1,043,736
(SOFR + 2.58%), 3.961%, 11/26/25(k)		2,020,000	2,184,792
Goldman Sachs Group, Inc. (The)
3.750%, 5/22/25		100,000	108,224
(ICE LIBOR USD 3 Month + 1.75%), 1.882%, 10/28/27(k)		700,000	737,452
(SOFR + 1.28%), 2.615%, 4/22/32(k)		326,000	329,379
(SOFR + 1.25%), 2.383%, 7/21/32(k)		109,000	107,811
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22(k)(y)		81,000	81,810
Moody’s Corp.
4.250%, 2/1/29		61,000	69,939
Morgan Stanley
3.125%, 7/27/26		800,000	862,078
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)		373,000	411,966
Series H
(ICE LIBOR USD 3 Month + 3.61%), 3.736%, 1/15/22(k)(y)		35,000	35,133
Owl Rock Capital Corp.
2.875%, 6/11/28		800,000	795,642
Stifel Financial Corp.
4.000%, 5/15/30		900,000	998,529
UBS AG
7.625%, 8/17/22		960,000	1,015,200
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25(k)(m)(y)		200,000	227,500

			14,682,448

Consumer Finance (0.4%)
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 1.876%, 1/15/67(k)§		1,070,000	620,964
American Express Co.
Series B
(ICE LIBOR USD 3 Month + 3.43%), 3.553%, 11/15/21(k)(y)		28,000	28,037
CDBL Funding 1
3.500%, 10/24/27(m)		250,000	263,780
Ford Motor Credit Co. LLC
5.584%, 3/18/24		700,000	750,099
5.125%, 6/16/25		900,000	975,375
3.250%, 9/15/25	EUR	600,000	739,681
General Motors Financial Co., Inc.
3.550%, 7/8/22		$800,000	819,022
4.300%, 7/13/25		70,000	76,629
5.250%, 3/1/26		47,000	53,692
Harley-Davidson Financial Services, Inc. 3.350%, 6/8/25§		453,000	479,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LeasePlan Corp. NV
2.875%, 10/24/24§		$800,000	$836,022
OneMain Finance Corp.
6.125%, 5/15/22		700,000	718,375
Synchrony Financial
4.500%, 7/23/25		326,000	359,356

			6,720,961

Diversified Financial Services (0.3%)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		124,023	124,026
GE Capital European Funding Unlimited Co.
4.625%, 2/22/27	EUR	50,000	71,004
GE Capital Funding LLC
3.450%, 5/15/25		$700,000	755,293
4.050%, 5/15/27		900,000	1,009,096
4.400%, 5/15/30		1,327,000	1,539,672
NTT Finance Corp.
1.162%, 4/3/26§		1,000,000	991,824
Private Export Funding Corp.
Series II
2.050%, 11/15/22		79,000	80,546
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53(k)		91,000	96,011

			4,667,472

Insurance (0.2%)
Alleghany Corp.
3.625%, 5/15/30		328,000	357,962
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	266,400
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	172,870
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	794,796
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)		380,000	395,078
Sitka Holdings LLC
(ICE LIBOR USD 3 Month + 4.50%, 5.25% Floor), 5.250%, 7/6/26(k)§		900,000	910,125
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)		200,000	230,185

			3,127,416

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§		1,000,000	1,042,719

Total Financials			61,942,906

Health Care (0.3%)
Biotechnology (0.1%)
AbbVie, Inc.
2.950%, 11/21/26		800,000	856,634

Health Care Providers & Services (0.1%)
Anthem, Inc.
2.550%, 3/15/31		800,000	820,481
Centene Corp.
2.625%, 8/1/31		140,000	138,704
Cigna Corp.
4.375%, 10/15/28		165,000	190,558
CVS Health Corp.
4.300%, 3/25/28		12,000	13,668
2.125%, 9/15/31		800,000	784,186
HCA, Inc.
5.250%, 6/15/26		47,000	53,927
Ochsner LSU Health System of North Louisiana
Series 2021
2.510%, 5/15/31		240,000	235,272

			2,236,796

Pharmaceuticals (0.1%)
Bayer US Finance II LLC
3.875%, 12/15/23§		400,000	425,850
4.250%, 12/15/25§		1,000,000	1,106,902
Teva Pharmaceutical Finance Netherlands II BV
1.250%, 3/31/23(m)	EUR	600,000	684,064

			2,216,816

Total Health Care			5,310,246

Industrials (0.9%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
1.950%, 2/1/24		$700,000	715,518
1.433%, 2/4/24		800,000	801,276
2.750%, 2/1/26		900,000	936,258
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	255,750
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28§		800,000	787,356
Raytheon Technologies Corp.
4.125%, 11/16/28		363,000	412,966
Textron, Inc.
3.875%, 3/1/25		100,000	108,202

			4,017,326

Building Products (0.1%)
CRH America Finance, Inc.
4.500%, 4/4/48§		1,000,000	1,206,793
Masco Corp.
1.500%, 2/15/28		800,000	777,374

			1,984,167

Commercial Services & Supplies (0.1%)
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50		700,000	676,615

Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24§		235,000	252,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
CITIC Ltd.
2.850%, 2/25/30(m)	$250,000	$253,562

		506,378

Machinery (0.1%)
CNH Industrial Capital LLC
3.875%, 10/15/21	500,000	500,528
Flowserve Corp.
2.800%, 1/15/32	202,000	199,745
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)	1,000,000	1,017,137
Parker-Hannifin Corp.
3.250%, 6/14/29	121,000	129,619
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)	185,000	198,181

		2,045,210

Professional Services (0.0%)
IHS Markit Ltd.
4.750%, 8/1/28	16,000	18,677
4.250%, 5/1/29	71,000	81,118

		99,795

Road & Rail (0.1%)
ENA Master Trust
4.000%, 5/19/48§	206,000	210,030
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§	197,619	210,267
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	750,000	775,253

		1,195,550

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.875%, 1/15/26	30,000	31,276
3.625%, 4/1/27	16,000	17,139
2.100%, 9/1/28	16,000	15,572
4.625%, 10/1/28	178,000	199,613
Aircastle Ltd.
4.250%, 6/15/26	9,000	9,820
2.850%, 1/26/28§	298,000	300,767
Aviation Capital Group LLC
4.375%, 1/30/24§	88,000	93,610
5.500%, 12/15/24§	255,000	285,642
1.950%, 1/30/26§	192,000	191,207
1.950%, 9/20/26§	62,000	61,362
3.500%, 11/1/27§	38,000	40,063
Mitsubishi Corp.
2.625%, 7/14/22(m)	800,000	813,061

		2,059,132

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§	900,000	900,147

Total Industrials		13,484,320

Information Technology (0.8%)
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.500%, 4/1/22(x)	800,000	807,812
IT Services (0.1%)
CGI, Inc.
1.450%, 9/14/26§	800,000	791,326
Fiserv, Inc.
2.250%, 6/1/27	900,000	926,804
3.500%, 7/1/29	241,000	262,406

		1,980,536

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc.
4.110%, 9/15/28	855,000	948,481
4.150%, 11/15/30	284,000	313,516
2.450%, 2/15/31§	800,000	774,148
3.419%, 4/15/33§	700,000	721,325
3.469%, 4/15/34§	769,000	790,998
3.137%, 11/15/35§	578,000	569,616
3.187%, 11/15/36§	356,000	354,380
KLA Corp.
4.100%, 3/15/29	58,000	66,233
Micron Technology, Inc.
4.975%, 2/6/26	700,000	802,734
4.185%, 2/15/27	223,000	250,927
NXP BV
5.550%, 12/1/28§	131,000	158,412
SK Hynix, Inc.
2.375%, 1/19/31§	323,000	313,190

		6,063,960

Software (0.0%)
Infor, Inc.
1.750%, 7/15/25§	119,000	120,667
Oracle Corp.
2.875%, 3/25/31	242,000	249,010
3.950%, 3/25/51	284,000	298,953

		668,630

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
5.450%, 6/15/23	800,000	858,001
5.850%, 7/15/25	600,000	696,104
6.020%, 6/15/26	190,000	226,510
Seagate HDD Cayman
4.125%, 1/15/31	700,000	729,750

		2,510,365

Total Information Technology		12,031,303

Materials (0.3%)
Chemicals (0.1%)
Alpek SAB de CV
4.250%, 9/18/29§	200,000	214,130
LYB International Finance BV
4.000%, 7/15/23	195,000	206,801
Syngenta Finance NV
4.441%, 4/24/23§	700,000	732,696

		1,153,627

Construction Materials (0.0%)
Inversiones CMPC SA
4.375%, 5/15/23(m)	205,000	213,751
4.375%, 4/4/27(m)	201,000	221,552

		435,303

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26§	800,000	799,792
WRKCo., Inc.
4.000%, 3/15/28	280,000	312,714

		1,112,506

Metals & Mining (0.1%)
GUSAP III LP
4.250%, 1/21/30§	250,000	266,562
Indonesia Asahan Aluminium Persero PT
4.750%, 5/15/25§	299,000	324,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Industrias Penoles SAB de CV
4.750%, 8/6/50§		$310,000	$342,996
Yamana Gold, Inc.
2.630%, 8/15/31§		293,000	284,845

			1,218,833

Paper & Forest Products (0.0%)
Suzano Austria GmbH
2.500%, 9/15/28		388,000	377,252
3.750%, 1/15/31		61,000	62,510

			439,762

Total Materials			4,360,031

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)
3.375%, 5/15/24		1,000,000	1,062,288
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30		900,000	912,560
Boston Properties LP (REIT)
3.400%, 6/21/29		800,000	861,339
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27		800,000	875,515
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		700,000	714,644
Crown Castle International Corp. (REIT)
3.700%, 6/15/26		800,000	879,056
Digital Realty Trust LP (REIT)
3.600%, 7/1/29		256,000	279,663
EPR Properties (REIT)
4.500%, 4/1/25		800,000	855,436
Equinix, Inc. (REIT)
2.500%, 5/15/31		800,000	804,948
Essex Portfolio LP (REIT)
2.550%, 6/15/31		800,000	806,900
GLP Capital LP (REIT)
5.250%, 6/1/25		600,000	667,548
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26		800,000	864,564
Host Hotels & Resorts LP (REIT)
Series D
3.750%, 10/15/23		12,000	12,573
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,890,997
Mid-America Apartments LP (REIT)
3.600%, 6/1/27		800,000	882,580
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		900,000	908,295
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31		800,000	813,777
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§		900,000	1,036,394
Spirit Realty LP (REIT)
3.400%, 1/15/30		800,000	848,670
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		800,000	897,474
Vornado Realty LP (REIT)
3.400%, 6/1/31		256,000	264,825
Welltower, Inc. (REIT)
2.750%, 1/15/31		700,000	719,949

			17,859,995

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	700,000	852,046
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	488,303	858,668

			1,710,714

Total Real Estate			19,570,709

Utilities (0.9%)
Electric Utilities (0.5%)
Appalachian Power Co.
Series AA
2.700%, 4/1/31		$800,000	819,993
Avangrid, Inc.
3.800%, 6/1/29		900,000	1,001,378
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§		490,000	399,442
Comision Federal de Electricidad
3.348%, 2/9/31(x)§		258,000	253,372
Edison International
3.550%, 11/15/24		600,000	635,885
Enel Finance International NV
2.250%, 7/12/31§		800,000	785,670
Entergy Corp.
1.900%, 6/15/28		371,000	366,260
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	786,129
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%),
1.500%, 11/15/21(k)		800,000	799,883
3.500%, 6/15/25(x)		700,000	728,631
3.150%, 1/1/26		600,000	618,037
2.950%, 3/1/26		600,000	612,751
Terraform Global Operating LLC
6.125%, 3/1/26§		26,000	26,780

			7,834,211

Gas Utilities (0.2%)
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%),
0.620%, 3/2/23(k)		900,000	900,143
National Fuel Gas Co.
2.950%, 3/1/31		1,000,000	1,011,475
SGSP Australia Assets Pty Ltd.
3.300%, 4/9/23(e)(m)		1,000,000	1,037,415

			2,949,033

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	314,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Dominion Energy, Inc.
Series C
2.250%, 8/15/31		$800,000	$796,266
San Diego Gas & Electric Co.
Series VVV
1.700%, 10/1/30		800,000	770,051
WEC Energy Group, Inc.
1.375%, 10/15/27		700,000	685,038

			2,565,742

Water Utilities (0.0%)
American Water Capital Corp.
3.450%, 6/1/29		72,000	78,962

Total Utilities			13,427,948

Total Corporate Bonds			169,541,515

Foreign Government Securities (0.5%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%),
36.145%, 4/3/22(k)(r)	ARS	150,000	806
Canada Government Bond
0.500%, 12/1/50 TIPS	CAD	306,634	258,446
Dominican Republic Government Bond
4.875%, 9/23/32§		$276,000	281,313
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	813,488
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	957,413
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%),
37.896%, 4/12/25(k)(m)(r)	ARS	240,000	1,233
Republic of Colombia
3.125%, 4/15/31		$235,000	219,549
Republic of Panama
9.375%, 4/1/29		190,000	277,875
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	543,732
6.350%, 8/12/28(m)		2,000,000	498,621
6.950%, 8/12/31(m)		1,000,000	249,907
State of Qatar
4.500%, 4/23/28§		$900,000	1,049,512
5.103%, 4/23/48§		800,000	1,059,900
Tokyo Metropolitan Government
2.500%, 6/8/22§		1,400,000	1,420,469
United Arab Emirates Government Bond
2.125%, 9/30/24§		425,000	440,937

Total Foreign Government Securities			8,073,201

Loan Participation (0.1%)
Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, New Term Loan (ICE LIBOR USD 3 Month + 1.75%),
1.882%, 10/6/23(k)		2,100,000	2,097,702

Total Financials			2,097,702

Total Loan Participation			2,097,702

Mortgage-Backed Securities (4.6%)
FHLMC
2.370%, 11/1/31(l)		1,806	1,890
5.500%, 1/1/35		34,449	39,647
5.500%, 7/1/35		27,455	31,402
4.000%, 7/1/44		206,176	226,048
4.000%, 2/1/46		302,749	329,647
4.500%, 10/1/48		211,523	232,237
4.500%, 11/1/48		391,310	429,264
5.000%, 11/1/48		136,167	152,050
FHLMC UMBS
3.500%, 9/1/49		432,702	467,427
3.500%, 10/1/49		415,305	446,215
3.500%, 11/1/49		178,047	190,833
3.500%, 1/1/50		589,627	640,814
FNMA
2.325%, 1/1/28(l)		7,841	8,020
1.556%, 3/1/33(l)		11,235	11,375
2.015%, 1/1/36(l)		85,527	90,023
1.835%, 2/1/37(l)		45,927	47,471
2.180%, 12/1/40(l)		2,742	2,822
FNMA UMBS
9.000%, 8/1/26		259	282
2.500%, 5/1/30		7,042	7,366
2.500%, 8/1/31		292,503	305,500
2.500%, 11/1/31		454,981	475,483
2.500%, 12/1/31		147,173	153,804
2.500%, 1/1/32		483,306	505,084
2.500%, 2/1/32		19,356	20,222
5.500%, 4/1/33		33,228	37,872
5.500%, 7/1/33		32,252	36,758
5.500%, 4/1/34		17,384	19,869
5.500%, 5/1/34		12,545	14,339
5.500%, 11/1/34		50,649	58,091
5.500%, 2/1/35		185,633	212,553
4.500%, 8/1/35		5,027	5,540
5.000%, 10/1/35		14,770	16,626
5.000%, 7/1/36		15,672	17,629
5.000%, 12/1/39		38,792	43,787
4.000%, 12/1/40		134,696	146,483
4.500%, 3/1/41		12,959	14,459
4.500%, 7/1/41		1,750	1,953
3.500%, 2/1/42		79,592	86,843
3.500%, 11/1/42		890,664	971,812
3.500%, 1/1/43		143,755	156,807
3.500%, 4/1/43		537,294	586,111
4.000%, 10/1/43		518,640	568,959
3.000%, 5/1/45		45,471	48,249
3.000%, 8/1/45		450,626	477,596
3.500%, 3/1/48		949,952	1,026,186
3.500%, 5/1/48		770,028	831,823
4.500%, 9/1/48		556,214	610,534
3.500%, 10/1/49		451,028	483,559
3.500%, 11/1/49		327,703	351,237
3.500%, 1/1/50		542,058	585,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 1)
FNMA/FHLMC UMBS, 30
Year, Single Family 2.000%, 10/25/51 TBA	$1,510,000	$1,513,067
2.500%, 10/25/51 TBA	4,783,000	4,929,106
2.000%, 11/25/51 TBA	29,300,000	29,305,722
2.500%, 11/25/51 TBA	10,400,000	10,696,562
3.500%, 11/25/51 TBA	7,000,000	7,410,704
3.000%, 12/25/51 TBA	3,200,000	3,338,625
GNMA
2.250%, 7/20/27(l)	646	656
3.000%, 5/15/43	182,228	194,367
3.000%, 7/15/45	219,954	233,163
3.000%, 5/20/46	199,759	210,440
3.500%, 10/15/49	158,794	167,461
3.500%, 1/15/50	37,298	39,140
3.500%, 2/15/50	242,576	254,982

Total Mortgage-Backed Securities		70,520,324

Municipal Bonds (0.2%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B
7.750%, 1/1/42	100,000	113,433
City of Chicago Taxable General Obligation Bonds,
Series 2008A
5.630%, 1/1/22	165,000	166,546
City of New York, General Obligation Bonds,
Series D
1.923%, 8/1/31	205,000	201,377
Florida State Board of Administration Finance Corp. Revenue Bonds,
Series 2020A
1.705%, 7/1/27	288,000	292,635
Port Authority of New York and New Jersey Consolidated Notes,
Series AAA
1.086%, 7/1/23	180,000	182,315
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H
5.235%, 5/15/22	955,000	983,990
State of California
5.700%, 11/1/21	225,000	225,946
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds,
Taxable Series 2020B
3.007%, 1/1/33	800,000	834,149
The Regent of The University of California General Revenue Bonds 2021,
Series BJ
3.071%, 5/15/51	335,000	339,478
Tobacco Settlement Finance Authority Taxable Tobacco Settlement,
Series 2020
3.000%, 6/1/35	202,177	207,473

Total Municipal Bonds		3,547,342

U.S. Government Agency Securities (33.0%)
FFCB
2.550%, 3/1/22	4,370,000	4,414,967
1.750%, 7/1/22	30,000,000	30,369,450
0.125%, 11/23/22	6,000,000	5,999,248
FHLB
1.375%, 2/17/23	30,000,000	30,503,652
2.125%, 3/10/23	7,440,000	7,643,643
2.125%, 6/9/23	26,595,000	27,426,916
3.250%, 6/9/23	20,495,000	21,534,176
2.500%, 2/13/24	2,365,000	2,483,732
2.875%, 9/13/24	40,000,000	42,723,260
2.750%, 12/13/24	39,420,000	42,096,657
2.375%, 3/14/25	5,500,000	5,823,293
1.875%, 9/11/26	20,000,000	20,819,686
3.250%, 11/16/28	12,910,000	14,555,025
FHLMC
2.375%, 1/13/22	25,607,000	25,775,090
2.750%, 6/19/23	34,032,000	35,482,828
1.500%, 2/12/25	42,935,000	44,239,550
0.800%, 10/28/26	3,000,000	2,959,599
FNMA
0.250%, 7/10/23	25,000,000	24,993,487
2.875%, 9/12/23	42,290,000	44,372,385
2.500%, 2/5/24	3,545,000	3,722,190
1.625%, 1/7/25	30,000,000	31,014,969
1.875%, 9/24/26	25,816,000	26,887,065
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	7,191,000	7,308,452
Iraq Government AID Bonds
2.149%, 1/18/22	7,460,000	7,503,574
Tennessee Valley Authority
1.875%, 8/15/22	850,000	863,184

Total U.S. Government Agency Securities		511,516,078

U.S. Treasury Obligations (43.0%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,347,000	5,622,182
5.375%, 2/15/31	973,300	1,308,043
4.250%, 5/15/39	200,000	271,682
4.375%, 11/15/39	200,000	276,219
4.625%, 2/15/40	200,000	285,168
1.375%, 11/15/40	10,200,000	9,140,734
1.875%, 2/15/41	4,800,000	4,684,677
3.750%, 8/15/41	94,000	121,513
3.000%, 5/15/42	1,010,500	1,178,575
3.625%, 8/15/43	627,300	802,888
3.750%, 11/15/43	421,000	549,192
3.625%, 2/15/44	1,055,000	1,354,073
3.375%, 5/15/44	800,000	991,506
3.125%, 8/15/44	4,689,100	5,594,822
3.000%, 11/15/44	483,700	566,097
3.000%, 5/15/45	400,000	469,306
2.875%, 8/15/45	2,700,000	3,104,198
3.000%, 5/15/47	5,900,000	6,978,576
3.000%, 2/15/48	1,500,000	1,778,569
2.875%, 5/15/49	4,200,000	4,899,668
1.250%, 5/15/50	1,200,000	978,685
1.375%, 8/15/50	5,000,000	4,207,430
1.625%, 11/15/50	617,900	553,542
1.875%, 2/15/51	3,572,700	3,397,675
2.000%, 8/15/51	774,700	759,327
U.S. Treasury Inflation Linked Notes
0.375%, 1/15/27 TIPS	3,058,353	3,373,046
0.125%, 1/15/31 TIPS	409,009	448,486
U.S. Treasury Notes
0.125%, 6/30/22	2,063,500	2,064,240
0.125%, 8/31/22	14,028,000	14,031,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal		Value
	Amount		(Note 1)
0.125%, 11/30/22		$6,483,100	$6,482,723
2.875%, 9/30/23		4,844,000	5,092,429
2.125%, 7/31/24#		10,000,000	10,461,298
2.125%, 9/30/24		4,700,000	4,923,234
0.375%, 4/30/25		21,997,400	21,749,527
2.125%, 5/15/25		30,428,000	31,978,200
0.250%, 8/31/25		17,001,000	16,650,744
0.250%, 9/30/25		33,171,600	32,456,390
2.250%, 11/15/25		42,200,700	44,627,553
0.375%, 12/31/25		39,993,000	39,177,275
0.375%, 1/31/26		14,206,200	13,896,025
1.625%, 2/15/26		4,984,200	5,141,205
0.500%, 2/28/26		7,534,300	7,405,040
1.625%, 5/15/26		11,867,700	12,238,045
0.750%, 5/31/26		60,308,800	59,776,334
0.875%, 9/30/26		336,500	334,607
2.000%, 11/15/26		22,393,100	23,491,542
2.250%, 2/15/27		12,748,000	13,535,704
2.250%, 8/15/27		26,294,000	27,933,520
2.250%, 11/15/27		11,532,000	12,253,816
2.750%, 2/15/28		11,215,000	12,265,731
2.875%, 5/15/28		5,240,000	5,777,538
1.000%, 7/31/28		12,507,400	12,256,121
3.125%, 11/15/28		12,759,300	14,326,018
2.625%, 2/15/29		9,196,800	10,021,214
2.375%, 5/15/29		30,797,500	33,031,834
1.625%, 8/15/29		1,173,000	1,193,901
1.750%, 11/15/29		3,249,400	3,336,792
1.500%, 2/15/30		3,823,800	3,845,302
0.625%, 5/15/30		9,042,700	8,433,035
0.625%, 8/15/30		26,672,200	24,797,272
0.875%, 11/15/30		24,458,500	23,193,360
1.125%, 2/15/31		18,181,900	17,594,337
1.625%, 5/15/31		23,768,600	24,023,647
1.250%, 8/15/31		2,324,200	2,265,732

Total U.S. Treasury Obligations			665,759,008

Total Long-Term Debt Securities (98.4%) (Cost $1,503,552,217)			1,524,286,936

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.9%)
Federative Republic of Brazil
0.00%, 1/1/22(p)	BRL	7,000,000	1,264,473
0.00%, 4/1/22(p)		60,600,000	10,716,858
0.00%, 7/1/22(p)		5,200,000	898,980

Total Foreign Government Treasury Bills			12,880,311

	Number of Shares		Value (Note 1)
Investment Company (0.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)		500,000	500,000

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $ 568,743, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $580,117.(xx)		$568,743	568,743
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $102,000.(xx)		100,000	100,000

Total Repurchase Agreements			668,743

U.S. Treasury Obligations (3.5%)
U.S. Treasury Bills
0.06%, 11/4/21(p)		2,093,700	2,093,578
0.03%, 11/18/21(p)		860,000	859,964
0.04%, 11/26/21(p)		895,000	894,941
0.03%, 12/2/21(p)(v)(w)		1,100,000	1,099,933
0.03%, 12/21/21(p)		1,795,000	1,794,858
0.04%, 12/28/21(p)		1,795,000	1,794,820
0.04%, 12/30/21(p)		1,155,000	1,154,877
0.03%, 1/4/22(p)		1,795,000	1,794,840
0.05%, 1/25/22(p)		2,100,000	2,099,681
0.05%, 2/17/22(p)		11,700,000	11,697,689
0.05%, 2/24/22(p)		2,200,000	2,199,557
0.05%, 3/24/22(p)		19,700,000	19,695,105
0.05%, 3/31/22(p)		3,000,000	2,999,190
0.05%, 4/21/22(p)		2,155,000	2,154,348
0.06%, 6/16/22(p)		1,160,000	1,159,491

Total U.S. Treasury Obligations			53,492,872

Total Short-Term Investments (4.4%) (Cost $67,602,009)			67,541,926

Total Investments in Securities (102.8%) (Cost $1,571,154,226)			1,591,828,862

Other Assets Less Liabilities (-2.8%)			(43,278,161)

Net Assets (100%)			$1,548,550,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $111,394,395 or 7.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $406,944.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $16,583,153 or 1.1% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $710,957.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $270,983.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $1,145,333. This was collateralized by cash of $1,168,743 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MYR — Malaysian Ringgit

PIK — Payment-in Kind Security

PEN — Peruvian Sol

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	26	12/2021	USD	5,721,422	(3,282)
U.S. Treasury 5 Year Note	39	12/2021	USD	4,786,945	(34,011)
U.S. Treasury 10 Year Note	283	12/2021	USD	37,245,453	(409,773)
U.S. Treasury 10 Year Ultra Note	15	12/2021	USD	2,178,750	(36,091)
U.S. Treasury Ultra Bond	48	12/2021	USD	9,171,000	(268,087)

					(751,244)

Short Contracts
Canada 10 Year Bond	(7)	12/2021	CAD	(791,134)	14,598
Euro-Buxl	(6)	12/2021	EUR	(1,413,233)	39,289
Japan 10 Year Bond	(11)	12/2021	JPY	(14,960,870)	44,571
Long Gilt	(58)	12/2021	GBP	(9,780,372)	307,803
U.S. Treasury Long Bond	(17)	12/2021	USD	(2,706,719)	72,491

					478,752

					(272,492)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	58,300,000	USD	10,685,288	JPMorgan Chase Bank**	10/4/2021	20,308
USD	1,827,397	BRL	9,740,029	Goldman Sachs Bank USA**	10/4/2021	38,842
USD	793,708	CAD	1,000,000	Bank of America	10/4/2021	4,193
USD	8,695,943	EUR	7,362,000	Barclays Bank plc	10/4/2021	168,171
USD	1,844,429	AUD	2,513,000	Bank of America	10/5/2021	27,648
MYR	1,188,496	USD	283,651	Barclays Bank plc**	10/20/2021	22
USD	8,536,797	EUR	7,362,000	Barclays Bank plc	11/2/2021	4,231
USD	263,367	EUR	221,584	JPMorgan Chase Bank	11/8/2021	6,520
USD	1,651,756	PEN	6,191,275	Goldman Sachs Bank USA**	11/12/2021	155,875
USD	12,389,996	GBP	8,934,000	Barclays Bank plc	11/17/2021	351,926
USD	283,076	MYR	1,188,496	Barclays Bank plc**	12/15/2021	115
USD	911,785	BRL	5,200,000	Goldman Sachs Bank USA**	7/5/2022	10,938

Total unrealized appreciation						788,789

BRL	9,740,029	USD	1,840,693	Goldman Sachs Bank USA**	10/4/2021	(52,137)
USD	10,308,045	BRL	58,300,000	JPMorgan Chase Bank**	10/4/2021	(397,552)
AUD	2,362,000	USD	1,716,829	Goldman Sachs Bank USA	10/5/2021	(9,214)
AUD	2,040,000	USD	1,480,237	JPMorgan Chase Bank	10/5/2021	(5,413)
USD	281,281	MYR	1,188,496	Barclays Bank plc**	10/20/2021	(2,392)
BRL	9,740,029	USD	1,818,866	Goldman Sachs Bank USA**	11/3/2021	(38,744)
CLP	764,550,588	USD	1,068,047	Deutsche Bank AG**	11/9/2021	(128,494)
GBP	243,000	USD	332,025	JPMorgan Chase Bank	11/17/2021	(4,596)
USD	286,698	CAD	364,933	JPMorgan Chase Bank	11/19/2021	(1,403)
USD	1,224,526	BRL	7,000,000	JPMorgan Chase Bank**	1/4/2022	(39,725)
USD	10,724,145	BRL	60,600,000	JPMorgan Chase Bank**	4/4/2022	(4,586)

Total unrealized depreciation						(684,256)

Net unrealized appreciation						104,533

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$36,477,708	$—	$36,477,708
Collateralized Mortgage Obligations	—	27,703,790	—	27,703,790
Commercial Mortgage-Backed Securities	—	29,050,268	—	29,050,268
Corporate Bonds
Communication Services	—	11,743,552	—	11,743,552
Consumer Discretionary	—	12,485,309	—	12,485,309
Consumer Staples	—	5,438,512	—	5,438,512
Energy	—	9,746,679	—	9,746,679
Financials	—	61,942,906	—	61,942,906
Health Care	—	5,310,246	—	5,310,246
Industrials	—	13,484,320	—	13,484,320
Information Technology	—	12,031,303	—	12,031,303
Materials	—	4,360,031	—	4,360,031
Real Estate	—	19,570,709	—	19,570,709
Utilities	—	13,427,948	—	13,427,948
Foreign Government Securities	—	8,071,162	2,039	8,073,201
Forward Currency Contracts	—	788,789	—	788,789
Futures	478,752	—	—	478,752
Loan Participations
Financials	—	2,097,702	—	2,097,702
Mortgage-Backed Securities	—	70,520,324	—	70,520,324
Municipal Bonds	—	3,547,342	—	3,547,342
Short-Term Investments
Foreign Government Treasury Bills	—	12,880,311	—	12,880,311
Investment Company	500,000	—	—	500,000
Repurchase Agreements	—	668,743	—	668,743
U.S. Treasury Obligations	—	53,492,872	—	53,492,872
U.S. Government Agency Securities	—	511,516,078	—	511,516,078
U.S. Treasury Obligations	—	665,759,008	—	665,759,008

Total Assets	$978,752	$1,592,115,612	$2,039	$1,593,096,403

Liabilities:
Forward Currency Contracts	$—	$(684,256)	$—	$(684,256)
Futures	(751,244)	—	—	(751,244)

Total Liabilities	$(751,244)	$(684,256)	$—	$(1,435,500)

Total	$227,508	$1,591,431,356	$2,039	$1,591,660,903

(a)	A security with a market value of $285,533 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,726,121
Aggregate gross unrealized depreciation	(14,772,324)

Net unrealized appreciation	$19,953,797

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,571,707,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	4,900	$297,430
ATN International, Inc.	5,700	267,045
Bandwidth, Inc., Class A*	11,100	1,002,108
Cogent Communications Holdings, Inc.	23,225	1,645,259
Consolidated Communications Holdings, Inc.*	37,941	348,678
Globalstar, Inc.(x)*	313,300	523,211
IDT Corp., Class B*	10,100	423,695
Iridium Communications, Inc.*	67,800	2,701,830
Liberty Latin America Ltd., Class A*	21,700	283,836
Liberty Latin America Ltd., Class C*	87,119	1,143,001
Ooma, Inc.*	10,000	186,100
Radius Global Infrastructure, Inc.(x)*	29,800	486,634

		9,308,827

Entertainment (1.0%)
AMC Entertainment Holdings, Inc., Class A(x)*	260,538	9,916,076
Chicken Soup For The Soul Entertainment, Inc.(x)*	300	6,861
Cinemark Holdings, Inc.(x)*	61,700	1,185,257
CuriosityStream, Inc.(x)*	3,500	36,890
Eros STX Global Corp.(x)*	115,700	106,386
IMAX Corp.*	27,000	512,460
Liberty Media Corp.-Liberty Braves, Class A*	9,200	247,572
Liberty Media Corp.-Liberty Braves, Class C*	18,100	478,202
Lions Gate Entertainment Corp., Class A*	30,100	427,119
Lions Gate Entertainment Corp., Class B*	59,500	773,500
LiveXLive Media, Inc.(x)*	700	2,093
Madison Square Garden Entertainment Corp.*	14,616	1,062,145
Marcus Corp. (The)(x)*	12,700	221,615

		14,976,176

Interactive Media & Services (0.5%)
Cargurus, Inc.*	49,800	1,564,218
Cars.com, Inc.*	41,200	521,180
Eventbrite, Inc., Class A*	36,700	693,997
EverQuote, Inc., Class A*	8,800	163,944
fuboTV, Inc.(x)*	67,900	1,626,884
Liberty TripAdvisor Holdings, Inc., Class A*	31,800	98,262
MediaAlpha, Inc., Class A*	100	1,868
QuinStreet, Inc.*	24,700	433,732
TrueCar, Inc.*	41,300	171,808
Yelp, Inc.*	44,500	1,657,180

		6,933,073

Media (1.2%)
Advantage Solutions, Inc.*	600	5,190
AMC Networks, Inc., Class A*	15,300	712,827
Boston Omaha Corp., Class A*	8,500	329,630
Cardlytics, Inc.*	14,900	1,250,706
Clear Channel Outdoor Holdings, Inc.*	187,400	507,854
comScore, Inc.*	300	1,170
Daily Journal Corp.*	600	192,222
Emerald Holding, Inc.*	12,900	55,986
Entercom Communications Corp.*	55,600	204,608
Entravision Communications Corp., Class A	38,300	271,930
EW Scripps Co. (The), Class A	34,312	619,675
Fluent, Inc.*	8,000	18,160
Gannett Co., Inc.*	37,589	251,094
Gray Television, Inc.	44,100	1,006,362
Hemisphere Media Group, Inc.*	8,900	108,402
iHeartMedia, Inc., Class A*	57,800	1,446,156
John Wiley & Sons, Inc., Class A	22,300	1,164,283
Loral Space & Communications, Inc.	9,796	421,326
Magnite, Inc.*	59,623	1,669,444
Meredith Corp.*	21,500	1,197,550
National CineMedia, Inc.	43,723	155,654
Scholastic Corp.	14,860	529,759
Sinclair Broadcast Group, Inc., Class A	30,000	950,400
TechTarget, Inc.*	15,100	1,244,542
TEGNA, Inc.	121,100	2,388,092
Thryv Holdings, Inc.*	100	3,004
WideOpenWest, Inc.*	32,900	646,485

		17,352,511

Wireless Telecommunication Services (0.1%)
Gogo, Inc.(x)*	25,900	448,070
Shenandoah Telecommunications Co.	26,848	847,860
Telephone and Data Systems, Inc.	52,200	1,017,900
United States Cellular Corp.*	600	19,134

		2,332,964

Total Communication Services		50,903,551

Consumer Discretionary (11.4%)
Auto Components (1.4%)
Adient plc*	49,600	2,055,920
American Axle & Manufacturing Holdings, Inc.*	62,275	548,643
Cooper-Standard Holdings, Inc.*	5,600	122,696
Dana, Inc.	85,565	1,902,966
Dorman Products, Inc.*	15,200	1,438,984
Fox Factory Holding Corp.*	22,400	3,237,696
Gentherm, Inc.*	16,800	1,359,624
Goodyear Tire & Rubber Co. (The)*	163,523	2,894,357
LCI Industries	13,370	1,800,003
Modine Manufacturing Co.*	23,200	262,856
Motorcar Parts of America, Inc.*	9,900	193,050
Patrick Industries, Inc.	13,725	1,143,292
Standard Motor Products, Inc.	12,800	559,488
Stoneridge, Inc.*	13,300	271,187
Tenneco, Inc., Class A*	36,497	520,812
Visteon Corp.*	16,000	1,510,240
XL Fleet Corp.(x)*	55,700	343,112
XPEL, Inc.(m)*	9,200	697,912

		20,862,838

Automobiles (0.2%)
Canoo, Inc.(x)*	46,800	359,892
Fisker, Inc.(x)*	81,900	1,199,835
Lordstown Motors Corp.(x)*	57,900	462,042
Winnebago Industries, Inc.	17,346	1,256,718
Workhorse Group, Inc.(x)*	53,000	405,450

		3,683,937

Distributors (0.0%)
Funko, Inc., Class A(x)*	7,800	142,038
Greenlane Holdings, Inc., Class A(x)*	7,000	16,590

		158,628

Diversified Consumer Services (0.7%)
2U, Inc.*	37,000	1,242,090
Adtalem Global Education, Inc.*	36,000	1,361,160
American Public Education, Inc.*	5,907	151,278
Carriage Services, Inc.	6,500	289,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Coursera, Inc.*	29,100	$921,015
Graham Holdings Co., Class B	2,000	1,178,320
Houghton Mifflin Harcourt Co.*	65,600	881,008
Laureate Education, Inc., Class A*	59,700	1,014,303
OneSpaWorld Holdings Ltd.(x)*	23,400	233,298
Perdoceo Education Corp.*	38,600	407,616
PowerSchool Holdings, Inc., Class A(x)*	21,700	534,037
Regis Corp.*	10,252	35,677
Strategic Education, Inc.	12,664	892,812
Stride, Inc.*	23,184	833,233
Vivint Smart Home, Inc.*	40,200	379,890
WW International, Inc.*	26,600	485,450

		10,841,022

Hotels, Restaurants & Leisure (2.5%)
Accel Entertainment, Inc.*	8,800	106,832
Bally’s Corp.*	13,200	661,848
Biglari Holdings, Inc., Class B*	391	67,178
BJ’s Restaurants, Inc.*	12,134	506,716
Bloomin’ Brands, Inc.*	59,800	1,495,000
Bluegreen Vacations Holding Corp.*	5,209	134,392
Brinker International, Inc.*	25,300	1,240,965
Carrols Restaurant Group, Inc.	7,900	28,914
Century Casinos, Inc.*	5,700	76,779
Cheesecake Factory, Inc. (The)*	25,721	1,208,887
Chuy’s Holdings, Inc.*	8,900	280,617
Cracker Barrel Old Country Store, Inc.	13,701	1,915,948
Dave & Buster’s Entertainment, Inc.*	24,100	923,753
Del Taco Restaurants, Inc.	7,200	62,856
Denny’s Corp.*	40,100	655,234
Dine Brands Global, Inc.*	11,281	916,130
El Pollo Loco Holdings, Inc.*	13,700	231,530
Everi Holdings, Inc.*	36,800	889,824
Fiesta Restaurant Group, Inc.*	10,600	116,176
GAN Ltd.(x)*	17,200	255,764
Golden Entertainment, Inc.*	6,400	314,176
Hilton Grand Vacations, Inc.*	49,100	2,335,687
International Game Technology plc*	57,300	1,508,136
Jack in the Box, Inc.	14,239	1,385,882
Lindblad Expeditions Holdings, Inc.*	11,800	172,162
Monarch Casino & Resort, Inc.*	3,200	214,368
Nathan’s Famous, Inc.	1,000	61,170
NEOGAMES SA*	3,500	128,520
Noodles & Co.*	8,300	97,940
Papa John’s International, Inc.	18,642	2,367,347
PlayAGS, Inc.*	3,800	29,944
Red Rock Resorts, Inc., Class A*	38,900	1,992,458
Rush Street Interactive, Inc.(x)*	27,200	522,512
Ruth’s Hospitality Group, Inc.*	9,300	192,603
Scientific Games Corp., Class A*	49,600	4,120,272
SeaWorld Entertainment, Inc.*	28,400	1,571,088
Shake Shack, Inc., Class A*	20,200	1,584,892
Texas Roadhouse, Inc.	39,618	3,618,312
Wingstop, Inc.	16,600	2,721,238

		36,714,050

Household Durables (1.8%)
Beazer Homes USA, Inc.*	7,300	125,925
Casper Sleep, Inc.*	1,300	5,551
Cavco Industries, Inc.*	4,900	1,160,026
Century Communities, Inc.	15,000	921,750
Ethan Allen Interiors, Inc.	9,554	226,430
GoPro, Inc., Class A*	57,100	534,456
Green Brick Partners, Inc.*	8,700	178,524
Hamilton Beach Brands Holding Co., Class A	2,600	40,742
Helen of Troy Ltd.*	12,198	2,740,647
Hooker Furnishings Corp.	4,800	129,552
Installed Building Products, Inc.	13,200	1,414,380
iRobot Corp.(x)*	15,900	1,248,150
KB Home	47,900	1,864,268
La-Z-Boy, Inc.	28,209	909,176
Legacy Housing Corp.*	2,100	37,737
LGI Homes, Inc.*	12,900	1,830,639
Lifetime Brands, Inc.	4,300	78,217
Lovesac Co. (The)*	7,200	475,848
M.D.C. Holdings, Inc.	30,074	1,405,057
M/I Homes, Inc.*	16,200	936,360
Meritage Homes Corp.*	21,939	2,128,083
Purple Innovation, Inc.*	25,900	544,418
Skyline Champion Corp.*	28,500	1,711,710
Sonos, Inc.*	65,353	2,114,823
Taylor Morrison Home Corp., Class A*	71,320	1,838,630
Tri Pointe Homes, Inc.*	60,701	1,275,935
Tupperware Brands Corp.*	28,400	599,808
Universal Electronics, Inc.*	4,500	221,625
Vuzix Corp.(x)*	30,300	316,938

		27,015,405

Internet & Direct Marketing Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	6,500	198,315
CarParts.com, Inc.*	24,400	380,884
Duluth Holdings, Inc., Class B*	1,700	23,171
Groupon, Inc.(x)*	12,315	280,905
Lands’ End, Inc.*	2,700	63,558
Liquidity Services, Inc.*	11,600	250,676
Overstock.com, Inc.(x)*	23,200	1,807,744
PetMed Express, Inc.(x)	1,500	40,305
Porch Group, Inc.(x)*	38,900	687,752
Quotient Technology, Inc.*	56,100	326,502
RealReal, Inc. (The)*	42,900	565,422
Revolve Group, Inc.*	18,500	1,142,745
Shutterstock, Inc.	10,900	1,235,188
Stamps.com, Inc.*	9,300	3,067,047
Stitch Fix, Inc., Class A*	32,400	1,294,380

		11,364,594

Leisure Products (0.4%)
Acushnet Holdings Corp.	19,900	929,330
American Outdoor Brands, Inc.*	358	8,792
Callaway Golf Co.*	59,763	1,651,252
Clarus Corp.	5,224	133,891
Johnson Outdoors, Inc., Class A	2,100	222,180
Latham Group, Inc.*	4,000	65,600
Malibu Boats, Inc., Class A*	11,900	832,762
Marine Products Corp.	1,900	23,769
MasterCraft Boat Holdings, Inc.*	3,600	90,288
Smith & Wesson Brands, Inc.	29,835	619,375
Sturm Ruger & Co., Inc.	10,600	782,068
Vista Outdoor, Inc.*	28,000	1,128,680

		6,487,987

Multiline Retail (0.4%)
Big Lots, Inc.	17,900	776,144
Dillard’s, Inc., Class A(x)	3,200	552,064
Franchise Group, Inc.	14,600	516,986
Macy’s, Inc.	158,600	3,584,360

		5,429,554

Specialty Retail (2.4%)
Aaron’s Co., Inc. (The)	17,500	481,950
Abercrombie & Fitch Co., Class A*	39,300	1,478,859
Academy Sports & Outdoors, Inc.*	39,200	1,568,784
American Eagle Outfitters, Inc.	78,500	2,025,300
America’s Car-Mart, Inc.*	2,500	291,950
Arko Corp.*	60,900	615,090
Asbury Automotive Group, Inc.*	11,442	2,251,099
Bed Bath & Beyond, Inc.*	56,600	977,765
Boot Barn Holdings, Inc.*	15,600	1,386,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Buckle, Inc. (The)	11,389	$450,890
Caleres, Inc.	16,363	363,586
Camping World Holdings, Inc., Class A	18,900	734,643
Cato Corp. (The), Class A	13,523	223,670
Chico’s FAS, Inc.*	25,200	113,148
Children’s Place, Inc. (The)*	7,600	571,976
Citi Trends, Inc.*	5,100	372,096
Conn’s, Inc.*	7,900	180,357
Designer Brands, Inc., Class A*	33,100	461,083
Genesco, Inc.*	6,557	378,536
Group 1 Automotive, Inc.	8,837	1,660,296
GrowGeneration Corp.(x)*	27,900	688,293
Guess?, Inc.	21,800	458,018
Haverty Furniture Cos., Inc.	6,100	205,631
Hibbett, Inc.	6,255	442,479
Lumber Liquidators Holdings, Inc.*	8,200	153,176
MarineMax, Inc.*	11,400	553,128
Monro, Inc.	17,604	1,012,406
Murphy USA, Inc.	13,800	2,308,188
National Vision Holdings, Inc.*	44,592	2,531,488
ODP Corp. (The)*	31,300	1,257,008
OneWater Marine, Inc., Class A	100	4,021
Party City Holdco, Inc.*	57,000	404,700
Rent-A-Center, Inc.	34,003	1,911,309
Sally Beauty Holdings, Inc.*	68,400	1,152,540
Shift Technologies, Inc.(x)*	16,200	112,428
Shoe Carnival, Inc.	13,000	421,460
Signet Jewelers Ltd.	26,900	2,124,024
Sleep Number Corp.*	12,300	1,149,804
Sonic Automotive, Inc., Class A	14,825	778,905
Sportsman’s Warehouse Holdings, Inc.*	16,000	281,600
Tilly’s, Inc., Class A	2,700	37,827
Urban Outfitters, Inc.*	39,800	1,181,662
Winmark Corp.	500	107,515
Zumiez, Inc.*	8,500	337,960

		36,203,020

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	31,134	4,467,106
Fossil Group, Inc.*	600	7,110
G-III Apparel Group Ltd.*	24,200	684,860
Kontoor Brands, Inc.	25,000	1,248,750
Movado Group, Inc.	3,900	122,811
Oxford Industries, Inc.	8,700	784,479
PLBY Group, Inc.(x)*	12,600	296,982
Rocky Brands, Inc.	100	4,761
Steven Madden Ltd.	48,310	1,940,130
Unifi, Inc.*	10,500	230,265
Vera Bradley, Inc.*	8,700	81,867
Wolverine World Wide, Inc.	44,780	1,336,235

		11,205,356

Total Consumer Discretionary		169,966,391

Consumer Staples (3.2%)
Beverages (0.4%)
Celsius Holdings, Inc.*	27,200	2,450,448
Coca-Cola Consolidated, Inc.	2,600	1,024,868
Duckhorn Portfolio, Inc. (The)(x)*	5,800	132,762
MGP Ingredients, Inc.	6,300	410,130
National Beverage Corp.	10,800	566,892
NewAge, Inc.(x)*	29,400	40,866
Primo Water Corp.	90,100	1,416,372

		6,042,338

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	16,209	499,723
BJ’s Wholesale Club Holdings, Inc.*	69,166	3,798,597
Chefs’ Warehouse, Inc. (The)*	15,100	491,807
HF Foods Group, Inc.(x)*	8,900	53,845
Ingles Markets, Inc., Class A	5,500	363,165
Natural Grocers by Vitamin Cottage, Inc.	12,300	138,006
Performance Food Group Co.*	76,564	3,557,163
PriceSmart, Inc.	11,452	888,103
Rite Aid Corp.(x)*	29,394	417,395
SpartanNash Co.	16,770	367,263
Sprouts Farmers Market, Inc.*	61,300	1,420,321
United Natural Foods, Inc.*	28,488	1,379,389
Village Super Market, Inc., Class A	5,700	123,576
Weis Markets, Inc.	5,851	307,470

		13,805,823

Food Products (1.0%)
AppHarvest, Inc.(x)*	13,200	86,064
B&G Foods, Inc.(x)	37,700	1,126,853
Calavo Growers, Inc.	8,900	340,336
Cal-Maine Foods, Inc.	17,384	628,605
Fresh Del Monte Produce, Inc.	18,504	596,199
Hostess Brands, Inc.*	68,900	1,196,793
J & J Snack Foods Corp.	8,603	1,314,710
John B Sanfilippo & Son, Inc.	3,000	245,160
Lancaster Colony Corp.	10,737	1,812,513
Landec Corp.*	15,500	142,910
Limoneira Co.	10,100	163,317
Mission Produce, Inc.(x)*	2,800	51,464
Sanderson Farms, Inc.	11,493	2,162,983
Seneca Foods Corp., Class A*	6,600	318,252
Simply Good Foods Co. (The)*	47,700	1,645,173
Tattooed Chef, Inc.(x)*	24,100	444,163
Tootsie Roll Industries, Inc.(x)	7,713	234,707
TreeHouse Foods, Inc.*	26,800	1,068,784
Utz Brands, Inc.	30,400	520,752

		14,099,738

Household Products (0.3%)
Central Garden & Pet Co.*	4,400	211,200
Central Garden & Pet Co., Class A*	23,733	1,020,519
Energizer Holdings, Inc.	35,100	1,370,655
Oil-Dri Corp. of America	3,500	122,500
WD-40 Co.	8,227	1,904,386

		4,629,260

Personal Products (0.5%)
Beauty Health Co. (The)(x)*	44,000	1,142,680
BellRing Brands, Inc., Class A*	22,669	697,072
Edgewell Personal Care Co.	30,100	1,092,630
elf Beauty, Inc.*	17,900	519,995
Honest Co., Inc. (The)(x)*	18,900	196,182
Inter Parfums, Inc.	9,100	680,407
Medifast, Inc.	6,000	1,155,840
Nature’s Sunshine Products, Inc.	1,900	27,835
Nu Skin Enterprises, Inc., Class A	25,600	1,036,032
Revlon, Inc., Class A(x)*	10,100	102,111
USANA Health Sciences, Inc.*	7,000	645,400

		7,296,184

Tobacco (0.1%)
Turning Point Brands, Inc.	6,200	296,050
Universal Corp.	14,153	684,014
Vector Group Ltd.	77,808	992,052

		1,972,116

Total Consumer Staples		47,845,459

Energy (4.5%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	71,000	585,750
Aspen Aerogels, Inc.*	11,100	510,711
Bristow Group, Inc.*	8,566	272,656
Cactus, Inc., Class A	26,600	1,003,352
ChampionX Corp.*	107,200	2,396,992
DMC Global, Inc.*	8,000	295,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Dril-Quip, Inc.*	21,700	$546,406
Frank’s International NV*	78,900	231,966
FTS International, Inc., Class A*	200	4,920
Helix Energy Solutions Group, Inc.(x)*	79,400	308,072
Helmerich & Payne, Inc.	54,300	1,488,363
Liberty Oilfield Services, Inc., Class A*	39,800	482,774
Nabors Industries Ltd.(x)*	2,300	221,904
National Energy Services Reunited Corp.(x)*	9,900	123,948
Newpark Resources, Inc.*	47,102	155,436
NexTier Oilfield Solutions, Inc.*	90,936	418,306
Oceaneering International, Inc.*	55,200	735,264
Oil States International, Inc.*	41,200	263,268
Patterson-UTI Energy, Inc.	105,600	950,400
ProPetro Holding Corp.*	45,200	390,980
RPC, Inc.*	58,000	281,880
Select Energy Services, Inc., Class A*	37,700	195,663
Solaris Oilfield Infrastructure, Inc., Class A	13,900	115,926
TETRA Technologies, Inc.*	17,300	53,976
Tidewater, Inc.*	21,350	257,481
US Silica Holdings, Inc.*	39,600	316,404

		12,608,078

Oil, Gas & Consumable Fuels (3.7%)
Aemetis, Inc.(x)*	11,400	208,392
Alto Ingredients, Inc.(x)*	28,800	142,272
Antero Resources Corp.*	140,000	2,633,400
Arch Resources, Inc.*	8,600	797,650
Berry Corp.	38,000	273,980
Bonanza Creek Energy, Inc.	14,300	684,970
Brigham Minerals, Inc., Class A	14,900	285,484
California Resources Corp.*	43,400	1,779,400
Callon Petroleum Co.(x)*	20,600	1,011,048
Centennial Resource Development, Inc., Class A*	93,400	625,780
Chesapeake Energy Corp.	51,000	3,141,090
Clean Energy Fuels Corp.(x)*	89,659	730,721
CNX Resources Corp.*	109,900	1,386,938
Comstock Resources, Inc.*	68,200	705,870
CONSOL Energy, Inc.*	16,600	431,932
Contango Oil & Gas Co.*	27,700	126,589
CVR Energy, Inc.	20,800	346,528
Delek US Holdings, Inc.*	48,627	873,827
Denbury, Inc.*	26,000	1,826,500
DHT Holdings, Inc.	61,500	401,595
Dorian LPG Ltd.	28,238	350,434
Earthstone Energy, Inc., Class A*	5,400	49,680
Energy Fuels, Inc.(x)*	74,600	523,692
Equitrans Midstream Corp.	211,100	2,140,554
Extraction Oil & Gas, Inc.*	2,900	163,705
Falcon Minerals Corp.	1,500	7,050
Frontline Ltd.(x)*	68,000	637,160
Gevo, Inc.(x)*	100,700	668,648
Golar LNG Ltd.*	55,100	714,647
Green Plains, Inc.*	20,000	653,000
International Seaways, Inc.	16,204	295,237
Jura Energy Corp.*	690	212
Kosmos Energy Ltd.*	232,500	688,200
Laredo Petroleum, Inc.*	6,500	526,955
Magnolia Oil & Gas Corp., Class A	87,600	1,558,404
Matador Resources Co.	58,500	2,225,340
Murphy Oil Corp.	75,600	1,887,732
Nordic American Tankers Ltd.(x)	78,901	201,986
Northern Oil and Gas, Inc.	24,700	528,580
Oasis Petroleum, Inc.	10,400	1,033,968
Ovintiv, Inc.	135,300	4,448,664
Par Pacific Holdings, Inc.*	23,800	374,136
PBF Energy, Inc., Class A*	55,700	722,429
PDC Energy, Inc.	59,180	2,804,540
Peabody Energy Corp.*	40,600	600,474
Penn Virginia Corp.*	3,400	90,678
Range Resources Corp.*	123,500	2,794,805
Renewable Energy Group, Inc.*	22,100	1,109,420
REX American Resources Corp.*	3,300	263,571
Riley Exploration Permian, Inc.(x)	200	4,696
Scorpio Tankers, Inc.	25,830	478,888
SFL Corp. Ltd.	51,305	429,936
SM Energy Co.	61,300	1,617,094
Southwestern Energy Co.*	347,246	1,923,743
Talos Energy, Inc.*	17,300	238,221
Teekay Corp.(x)*	1,500	5,490
Teekay Tankers Ltd., Class A*	3,900	56,667
Tellurian, Inc.(x)*	163,600	639,676
Uranium Energy Corp.(x)*	58,700	179,035
Ur-Energy, Inc.(x)*	29,500	50,740
Vine Energy, Inc., Class A*	3,800	62,586
W&T Offshore, Inc.*	77,944	289,952
Whiting Petroleum Corp.*	20,287	1,184,964
World Fuel Services Corp.	37,400	1,257,388

		54,896,943

Total Energy		67,505,021

Financials (15.3%)
Banks (8.1%)
1st Source Corp.	6,372	301,013
Allegiance Bancshares, Inc.	12,100	461,615
Altabancorp	5,300	234,048
Amalgamated Financial Corp.	5,400	85,428
Amerant Bancorp, Inc.*	2,800	69,272
American National Bankshares, Inc.	4,100	135,464
Ameris Bancorp	36,894	1,914,061
Arrow Financial Corp.	7,292	250,553
Associated Banc-Corp.	78,100	1,672,902
Atlantic Capital Bancshares, Inc.*	7,700	203,973
Atlantic Union Bankshares Corp.	40,474	1,491,467
Banc of California, Inc.	20,500	379,045
BancFirst Corp.	7,800	468,936
Bancorp, Inc. (The)*	29,700	755,865
BancorpSouth Bank	61,000	1,816,580
Bank First Corp.(x)	1,300	92,131
Bank of Marin Bancorp	3,500	132,125
Bank of NT Butterfield & Son Ltd. (The)	30,800	1,093,708
BankUnited, Inc.	52,900	2,212,278
Banner Corp.	23,000	1,269,830
Bar Harbor Bankshares	7,346	206,055
Berkshire Hills Bancorp, Inc.	25,670	692,577
Brookline Bancorp, Inc.	39,977	610,049
Bryn Mawr Bank Corp.	5,880	270,186
Business First Bancshares, Inc.	400	9,356
Byline Bancorp, Inc.	4,900	120,344
Cadence Bancorp	69,687	1,530,327
Cambridge Bancorp	900	79,200
Camden National Corp.	7,050	337,695
Capital City Bank Group, Inc.	6,500	160,810
Carter Bankshares, Inc.*	2,700	38,394
Cathay General Bancorp	41,947	1,736,186
CBTX, Inc.	7,000	184,660
Central Pacific Financial Corp.	9,400	241,392
Century Bancorp, Inc., Class A	1,300	149,812
CIT Group, Inc.	56,900	2,955,955
Citizens & Northern Corp.	5,002	126,351
City Holding Co.	8,450	658,339
Civista Bancshares, Inc.	300	6,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
CNB Financial Corp.	6,200	$150,908
Columbia Banking System, Inc.	40,955	1,555,880
Community Bank System, Inc.	28,102	1,922,739
Community Trust Bancorp, Inc.	6,725	283,122
ConnectOne Bancorp, Inc.	15,200	456,152
CrossFirst Bankshares, Inc.*	10,600	137,800
Customers Bancorp, Inc.*	13,500	580,770
CVB Financial Corp.	75,587	1,539,707
Dime Community Bancshares, Inc.	17,732	579,127
Eagle Bancorp, Inc.	15,350	882,625
Eastern Bankshares, Inc.	92,658	1,880,957
Enterprise Bancorp, Inc.	4,600	165,370
Enterprise Financial Services Corp.	17,827	807,207
Equity Bancshares, Inc., Class A	6,000	200,280
Farmers National Banc Corp.	11,400	179,094
FB Financial Corp.	18,916	811,118
Fidelity D&D Bancorp, Inc.(x)	100	5,043
Financial Institutions, Inc.	5,500	168,575
First Bancorp (Nasdaq Stock Exchange)	16,310	701,493
First Bancorp (Quotrix Stock Exchange)	125,900	1,655,585
First Bancorp, Inc. (The)	4,819	140,426
First Bancshares, Inc. (The)	3,500	135,730
First Busey Corp.	29,359	723,112
First Commonwealth Financial Corp.	51,113	696,670
First Community Bankshares, Inc	6,700	212,524
First Financial Bancorp	53,743	1,258,124
First Financial Bankshares, Inc.	73,248	3,365,746
First Financial Corp.	2,100	88,305
First Foundation, Inc.	14,800	389,240
First Internet Bancorp	2,900	90,422
First Interstate BancSystem, Inc., Class A	26,927	1,084,081
First Merchants Corp.	28,177	1,178,926
First Mid Bancshares, Inc.	3,300	135,498
First Midwest Bancorp, Inc.	65,868	1,252,151
First of Long Island Corp. (The)	7,675	158,105
Flushing Financial Corp.	11,542	260,849
Fulton Financial Corp.	99,800	1,524,944
German American Bancorp, Inc.	11,750	453,902
Glacier Bancorp, Inc.	53,014	2,934,325
Great Southern Bancorp, Inc.	4,830	264,732
Great Western Bancorp, Inc.	33,400	1,093,516
Guaranty Bancshares, Inc.	1,290	46,247
Hancock Whitney Corp.	48,987	2,308,267
Hanmi Financial Corp.	7,500	150,450
HarborOne Bancorp, Inc.	11,224	157,585
HBT Financial, Inc.	1,500	23,325
Heartland Financial USA, Inc.	20,100	966,408
Heritage Commerce Corp.	5,300	61,639
Heritage Financial Corp.	26,062	664,581
Hilltop Holdings, Inc.	42,000	1,372,140
Home BancShares, Inc.	78,601	1,849,482
HomeTrust Bancshares, Inc.	6,800	190,264
Hope Bancorp, Inc.	73,614	1,062,986
Horizon Bancorp, Inc.	13,950	253,472
Howard Bancorp, Inc.*	200	4,056
Independent Bank Corp.	6,100	131,028
Independent Bank Corp./MA	17,840	1,358,516
Independent Bank Group, Inc.	18,055	1,282,627
International Bancshares Corp.	31,390	1,307,080
Investors Bancorp, Inc.	139,840	2,112,982
Lakeland Bancorp, Inc.	17,135	302,090
Lakeland Financial Corp.	13,800	983,112
Live Oak Bancshares, Inc.	17,500	1,113,525
Macatawa Bank Corp.	13,400	107,602
Mercantile Bank Corp.	5,200	166,556
Metrocity Bankshares, Inc.	3,700	77,589
Midland States Bancorp, Inc.	6,400	158,272
MidWestOne Financial Group, Inc.	4,700	141,752
National Bank Holdings Corp., Class A	23,000	931,040
NBT Bancorp, Inc.	24,582	887,902
Nicolet Bankshares, Inc.*	1,700	126,106
Northrim BanCorp, Inc.	3,300	140,283
OceanFirst Financial Corp.	33,479	716,785
OFG Bancorp	38,600	973,492
Old National Bancorp	98,605	1,671,355
Old Second Bancorp, Inc.	13,600	177,616
Origin Bancorp, Inc.	8,900	376,915
Orrstown Financial Services, Inc.	200	4,680
Pacific Premier Bancorp, Inc.	43,333	1,795,720
Park National Corp.	7,648	932,674
Peapack-Gladstone Financial Corp.	5,800	193,488
Peoples Bancorp, Inc.	10,028	316,985
Peoples Financial Services Corp.	3,000	136,710
Preferred Bank	4,300	286,724
Primis Financial Corp.	7,100	102,666
QCR Holdings, Inc.	5,600	288,064
RBB Bancorp	3,200	80,672
Red River Bancshares, Inc.	700	34,895
Renasant Corp.	32,281	1,163,730
Republic Bancorp, Inc., Class A	3,200	162,080
Republic First Bancorp, Inc.*	19,800	60,984
S&T Bancorp, Inc.	21,057	620,550
Sandy Spring Bancorp, Inc.	26,548	1,216,429
Seacoast Banking Corp. of Florida	32,100	1,085,301
ServisFirst Bancshares, Inc.	25,200	1,960,560
Sierra Bancorp	6,266	152,138
Silvergate Capital Corp., Class A*	10,400	1,201,200
Simmons First National Corp., Class A	62,428	1,845,372
SmartFinancial, Inc.	100	2,585
South Plains Financial, Inc.	1,000	24,380
Southern First Bancshares, Inc.*	3,100	165,850
Southside Bancshares, Inc.	16,089	616,048
SouthState Corp.	40,394	3,016,220
Spirit of Texas Bancshares, Inc.	700	16,940
Stock Yards Bancorp, Inc.	12,150	712,597
Summit Financial Group, Inc.	4,900	120,099
Texas Capital Bancshares, Inc.*	29,200	1,752,584
Tompkins Financial Corp.	8,300	671,553
Towne Bank	43,621	1,357,049
TriCo Bancshares	22,012	955,321
TriState Capital Holdings, Inc.*	8,700	184,005
Triumph Bancorp, Inc.*	12,200	1,221,586
Trustmark Corp.	38,680	1,246,270
UMB Financial Corp.	25,418	2,458,175
United Bankshares, Inc.	66,464	2,417,960
United Community Banks, Inc.	51,100	1,677,102
Univest Financial Corp.	12,025	329,365
Valley National Bancorp	195,986	2,608,574
Veritex Holdings, Inc.	29,770	1,171,747
Washington Trust Bancorp, Inc.	8,000	423,840
WesBanco, Inc.	42,267	1,440,459
West BanCorp, Inc.	7,800	234,234
Westamerica Bancorp	14,174	797,429

		120,878,552

Capital Markets (1.6%)
Artisan Partners Asset Management, Inc., Class A	28,700	1,404,004
AssetMark Financial Holdings, Inc.*	2,900	72,123
Associated Capital Group, Inc., Class A	3,600	134,676
B Riley Financial, Inc.	10,274	606,577
BGC Partners, Inc., Class A	175,800	915,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Blucora, Inc.*	17,700	$275,943
Brightsphere Investment Group, Inc.	25,700	671,541
Cohen & Steers, Inc.	11,809	989,240
Cowen, Inc., Class A	11,850	406,573
Diamond Hill Investment Group, Inc.	1,013	177,944
Donnelley Financial Solutions, Inc.*	15,800	546,996
Federated Hermes, Inc., Class B	54,100	1,758,250
Focus Financial Partners, Inc., Class A*	30,024	1,572,357
GAMCO Investors, Inc., Class A	6,200	163,556
Greenhill & Co., Inc.	8,500	124,270
Hamilton Lane, Inc., Class A	16,900	1,433,458
Houlihan Lokey, Inc.	28,800	2,652,480
Moelis & Co., Class A	29,000	1,794,230
Open Lending Corp., Class A*	53,800	1,940,566
Oppenheimer Holdings, Inc., Class A	400	18,116
Piper Sandler Cos	8,300	1,149,218
PJT Partners, Inc., Class A	12,800	1,012,608
Pzena Investment Management, Inc., Class A	14,411	141,804
Sculptor Capital Management, Inc.	5,600	156,184
StepStone Group, Inc., Class A	19,300	822,952
StoneX Group, Inc.*	8,600	566,740
Virtus Investment Partners, Inc.	3,978	1,234,453
WisdomTree Investments, Inc.	52,600	298,242

		23,041,019

Consumer Finance (0.9%)
Curo Group Holdings Corp.	20,300	351,799
Encore Capital Group, Inc.*	15,600	768,612
Enova International, Inc.*	16,113	556,704
EZCORP, Inc., Class A*	10,996	83,240
FirstCash, Inc.	23,535	2,059,312
Green Dot Corp., Class A*	32,400	1,630,692
LendingClub Corp.*	49,400	1,395,056
LendingTree, Inc.*	6,000	838,980
Navient Corp.	85,800	1,692,834
Nelnet, Inc., Class A	11,569	916,728
Oportun Financial Corp.*	1,400	35,042
PRA Group, Inc.*	28,848	1,215,655
PROG Holdings, Inc.	37,200	1,562,772
Regional Management Corp.	4,000	232,720
World Acceptance Corp.(x)*	2,681	508,264

		13,848,410

Diversified Financial Services (0.1%)
Alerus Financial Corp.	1,000	29,880
Banco Latinoamericano de Comercio Exterior SA, Class E	11,281	197,869
Cannae Holdings, Inc.*	48,800	1,518,168
Marlin Business Services Corp.	3,400	75,582

		1,821,499

Insurance (1.8%)
Ambac Financial Group, Inc.*	13,600	194,752
American Equity Investment Life Holding Co.	49,493	1,463,508
American National Group, Inc.	3,800	718,314
AMERISAFE, Inc.	10,900	612,144
Argo Group International Holdings Ltd.	18,985	991,397
BRP Group, Inc., Class A*	19,000	632,510
Citizens, Inc.(x)*	25,449	158,038
CNO Financial Group, Inc.	60,501	1,424,194
Crawford & Co., Class A	300	2,691
Donegal Group, Inc., Class A	7,244	104,966
eHealth, Inc.*	14,700	595,350
Employers Holdings, Inc.	19,701	777,992
Enstar Group Ltd.*	6,488	1,522,928
Genworth Financial, Inc., Class A*	284,700	1,067,625
Goosehead Insurance, Inc., Class A	9,100	1,385,839
Greenlight Capital Re Ltd., Class A*	13,593	100,452
HCI Group, Inc.(x)	2,600	288,002
Heritage Insurance Holdings, Inc.	9,300	63,333
Horace Mann Educators Corp.	23,037	916,642
Independence Holding Co.	2,000	99,180
Investors Title Co.	600	109,560
James River Group Holdings Ltd.	16,800	633,864
Kinsale Capital Group, Inc.	10,400	1,681,680
MBIA, Inc.*	36,900	474,165
National Western Life Group, Inc., Class A	500	105,295
NI Holdings, Inc.*	1,600	28,096
Palomar Holdings, Inc.*	10,500	848,715
ProAssurance Corp.	29,700	706,266
RLI Corp.	21,796	2,185,485
Safety Insurance Group, Inc.	8,275	655,794
Selective Insurance Group, Inc.	32,632	2,464,695
Selectquote, Inc.*	70,977	917,733
SiriusPoint Ltd.*	37,600	348,176
State Auto Financial Corp.	5,634	287,052
Stewart Information Services Corp.	12,627	798,784
Tiptree, Inc.	9,900	99,198
Trupanion, Inc.*	19,700	1,530,099
United Fire Group, Inc.	9,164	211,688
United Insurance Holdings Corp.	13,200	47,916
Universal Insurance Holdings, Inc.	8,200	106,928

		27,361,046

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,007	1,275,484
Arbor Realty Trust, Inc. (REIT)	59,500	1,102,535
Blackstone Mortgage Trust, Inc. (REIT), Class A	79,400	2,407,408
BrightSpire Capital, Inc. (REIT)	37,100	348,369
Broadmark Realty Capital, Inc. (REIT)	74,200	731,612
Capstead Mortgage Corp. (REIT)	22,637	151,441
Chimera Investment Corp. (REIT)	110,700	1,643,895
Ellington Financial, Inc. (REIT)(x)	3,300	60,357
Granite Point Mortgage Trust, Inc. (REIT)	22,000	289,740
Great Ajax Corp. (REIT)	10,528	142,023
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	40,600	2,171,288
Invesco Mortgage Capital, Inc. (REIT)(x)	103,693	326,633
KKR Real Estate Finance Trust, Inc. (REIT)	4,200	88,620
Ladder Capital Corp. (REIT)	64,748	715,465
MFA Financial, Inc. (REIT)	261,800	1,196,426
New York Mortgage Trust, Inc. (REIT)	215,600	918,456
PennyMac Mortgage Investment Trust (REIT)	50,445	993,262
Ready Capital Corp. (REIT)	27,056	390,418
Redwood Trust, Inc. (REIT)	54,391	701,100
TPG RE Finance Trust, Inc. (REIT)	28,300	350,354
Two Harbors Investment Corp. (REIT)(x)	158,000	1,001,720

		17,006,606

Thrifts & Mortgage Finance (1.7%)
Axos Financial, Inc.*	34,400	1,772,976
Bridgewater Bancshares, Inc.*	4,200	73,542
Capitol Federal Financial, Inc.	78,400	900,816
Columbia Financial, Inc.*	19,300	357,050
Essent Group Ltd.	62,600	2,755,026
Federal Agricultural Mortgage Corp., Class C	3,600	390,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Flagstar Bancorp, Inc.	29,200	$1,482,776
Hingham Institution For Savings (The)	700	235,690
Home Bancorp, Inc.	3,800	146,984
HomeStreet, Inc.	10,100	415,615
Kearny Financial Corp.	60,511	752,152
Luther Burbank Corp.	9,700	130,077
Merchants Bancorp	2,200	86,834
Meridian Bancorp, Inc.	26,900	558,444
Meta Financial Group, Inc.	20,800	1,091,584
Mr Cooper Group, Inc.*	43,088	1,773,933
NMI Holdings, Inc., Class A*	46,300	1,046,843
Northfield Bancorp, Inc.	12,383	212,492
Northwest Bancshares, Inc.	64,710	859,349
PCSB Financial Corp.	800	14,752
PennyMac Financial Services, Inc.	18,200	1,112,566
Premier Financial Corp.	19,233	612,379
Provident Financial Services, Inc.	40,115	941,499
Radian Group, Inc.	102,800	2,335,616
Southern Missouri Bancorp, Inc.	3,900	175,071
TrustCo Bank Corp.	7,490	239,455
Walker & Dunlop, Inc.	15,845	1,798,408
Washington Federal, Inc.	44,800	1,537,088
Waterstone Financial, Inc.	10,600	217,194
WSFS Financial Corp.	29,553	1,516,364

		25,543,247

Total Financials		229,500,379

Health Care (19.8%)
Biotechnology (9.3%)
4D Molecular Therapeutics, Inc.(x)*	1,300	35,061
89bio, Inc.(x)*	4,300	84,237
ACADIA Pharmaceuticals, Inc.*	61,800	1,026,498
Adagio Therapeutics, Inc.(x)*	10,700	451,968
Adicet Bio, Inc.*	1,700	13,328
Adverum Biotechnologies, Inc.(x)*	65,300	141,701
Aeglea BioTherapeutics, Inc.*	11,500	91,425
Affimed NV*	60,600	374,508
Agenus, Inc.*	71,800	376,950
Agios Pharmaceuticals, Inc.*	31,800	1,467,570
Akebia Therapeutics, Inc.*	108,235	311,717
Akero Therapeutics, Inc.(x)*	11,300	252,555
Akouos, Inc.*	3,700	42,957
Albireo Pharma, Inc.*	12,300	383,760
Aldeyra Therapeutics, Inc.*	7,600	66,728
Alector, Inc.*	26,700	609,294
Aligos Therapeutics, Inc.*	1,400	21,714
Alkermes plc*	82,800	2,553,552
Allakos, Inc.*	18,000	1,905,660
Allogene Therapeutics, Inc.*	27,951	718,341
Allovir, Inc.*	7,200	180,432
Alpine Immune Sciences, Inc.(x)*	1,600	17,072
Altimmune, Inc.*	22,900	258,999
ALX Oncology Holdings, Inc.*	9,400	694,284
Amicus Therapeutics, Inc.*	144,800	1,382,840
AnaptysBio, Inc.*	13,900	376,968
Anavex Life Sciences Corp.(x)*	32,000	574,400
Anika Therapeutics, Inc.*	11,100	472,416
Annexon, Inc.(x)*	4,200	78,162
Apellis Pharmaceuticals, Inc.*	32,400	1,067,904
Applied Molecular Transport, Inc.(x)*	11,900	307,853
Applied Therapeutics, Inc.*	5,300	87,980
AquaBounty Technologies, Inc.(x)*	11,500	46,805
Arbutus Biopharma Corp.(x)*	14,100	60,489
Arcturus Therapeutics Holdings, Inc.*	12,200	582,916
Arcus Biosciences, Inc.*	17,600	613,712
Arcutis Biotherapeutics, Inc.*	9,500	226,955
Ardelyx, Inc.*	49,700	65,604
Arena Pharmaceuticals, Inc.*	32,433	1,931,385
Arrowhead Pharmaceuticals, Inc.*	57,100	3,564,753
Atara Biotherapeutics, Inc.*	33,300	596,070
Athenex, Inc.(x)*	48,600	146,286
Athersys, Inc.(x)*	153,600	204,288
Atossa Therapeutics, Inc.(x)*	65,400	213,204
Atreca, Inc., Class A(x)*	12,600	78,498
Avid Bioservices, Inc.*	26,400	569,448
Avidity Biosciences, Inc.*	5,100	125,613
Avita Medical, Inc.(x)*	1,900	33,668
Avrobio, Inc.*	17,100	95,418
Beam Therapeutics, Inc.*	24,200	2,105,642
Beyondspring, Inc.(x)*	8,600	135,536
BioAtla, Inc.*	7,700	226,688
BioCryst Pharmaceuticals, Inc.*	94,800	1,362,276
Biohaven Pharmaceutical Holding Co. Ltd.*	27,200	3,778,352
Biomea Fusion, Inc.(x)*	1,000	11,970
Bioxcel Therapeutics, Inc.(x)*	9,500	288,325
Black Diamond Therapeutics, Inc.(x)*	17,600	148,896
Bluebird Bio, Inc.*	34,900	666,939
Blueprint Medicines Corp.*	30,300	3,115,143
Bolt Biotherapeutics, Inc.(x)*	2,000	25,300
Bridgebio Pharma, Inc.(x)*	56,051	2,627,110
Brooklyn ImmunoTherapeutics, Inc.(x)*	25,600	238,080
C4 Therapeutics, Inc.*	17,800	795,304
Cardiff Oncology, Inc.(x)*	4,100	27,306
CareDx, Inc.*	26,800	1,698,316
Catalyst Pharmaceuticals, Inc.*	74,300	393,790
Celcuity, Inc.(x)*	800	14,400
Celldex Therapeutics, Inc.*	20,200	1,090,598
CEL-SCI Corp.(x)*	20,700	227,493
Cerevel Therapeutics Holdings, Inc.(x)*	20,200	595,900
ChemoCentryx, Inc.*	29,200	499,320
Chimerix, Inc.*	44,900	277,931
Chinook Therapeutics, Inc.*	14,960	190,890
Clene, Inc.(x)*	1,500	10,245
Clovis Oncology, Inc.(x)*	114,100	508,886
Codiak Biosciences, Inc.*	1,200	19,596
Cogent Biosciences, Inc.(x)*	3,200	26,912
Coherus Biosciences, Inc.(x)*	41,300	663,691
Cortexyme, Inc.(x)*	14,600	1,338,236
Crinetics Pharmaceuticals, Inc.*	15,600	328,380
Cue Biopharma, Inc.*	18,400	268,088
Cullinan Oncology, Inc.(x)*	7,600	171,532
Curis, Inc.*	39,000	305,370
Cytokinetics, Inc.*	39,900	1,426,026
CytomX Therapeutics, Inc.*	37,000	188,330
Deciphera Pharmaceuticals, Inc.*	21,600	733,968
Denali Therapeutics, Inc.*	46,900	2,366,105
DermTech, Inc.(x)*	12,200	391,742
Design Therapeutics, Inc.(x)*	1,900	27,911
Dicerna Pharmaceuticals, Inc.*	37,500	756,000
Dynavax Technologies Corp.(x)*	52,750	1,013,327
Dyne Therapeutics, Inc.*	2,500	40,600
Eagle Pharmaceuticals, Inc.*	6,200	345,836
Editas Medicine, Inc.*	32,000	1,314,560
Eiger BioPharmaceuticals, Inc.*	9,300	62,124
Emergent BioSolutions, Inc.*	24,800	1,241,736
Enanta Pharmaceuticals, Inc.*	8,800	499,928
Epizyme, Inc.(x)*	45,600	233,472
Evelo Biosciences, Inc.(x)*	7,000	49,280
Fate Therapeutics, Inc.*	40,300	2,388,581
FibroGen, Inc.*	48,200	492,604
Finch Therapeutics Group, Inc.(x)*	700	9,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Flexion Therapeutics, Inc.(x)*	33,400	$203,740
Foghorn Therapeutics, Inc.(x)*	1,400	19,502
Forma Therapeutics Holdings, Inc.(x)*	13,100	303,789
Forte Biosciences, Inc.(x)*	1,300	3,848
Fortress Biotech, Inc.*	16,300	52,486
Frequency Therapeutics, Inc.(x)*	21,100	148,966
G1 Therapeutics, Inc.(x)*	19,100	256,322
Gemini Therapeutics, Inc.(x)*	6,100	24,644
Generation Bio Co.(x)*	21,887	548,707
Geron Corp.(x)*	338,011	463,075
Global Blood Therapeutics, Inc.*	30,900	787,332
Gossamer Bio, Inc.(x)*	29,200	367,044
Greenwich Lifesciences, Inc.(x)*	1,500	58,605
Gritstone bio, Inc.(x)*	19,500	210,600
GT Biopharma, Inc.(x)*	3,900	26,286
Halozyme Therapeutics, Inc.*	71,435	2,905,976
Harpoon Therapeutics, Inc.(x)*	9,900	78,210
Heron Therapeutics, Inc.*	53,600	572,984
Homology Medicines, Inc.*	27,300	214,851
Hookipa Pharma, Inc.*	9,000	53,010
Humanigen, Inc.(x)*	12,500	74,125
iBio, Inc.(x)*	135,800	143,948
Ideaya Biosciences, Inc.*	6,300	160,587
IGM Biosciences, Inc.*	5,200	341,952
Immunic, Inc.(x)*	5,300	46,905
ImmunityBio, Inc.(x)*	28,600	278,564
ImmunoGen, Inc.*	125,368	710,837
Immunovant, Inc.(x)*	43,000	373,670
Impel Neuropharma, Inc.(x)*	600	7,308
Infinity Pharmaceuticals, Inc.(x)*	16,100	55,062
Inhibrx, Inc.*	14,100	469,671
Inovio Pharmaceuticals, Inc.(x)*	136,800	979,488
Inozyme Pharma, Inc.*	1,300	15,067
Insmed, Inc.*	58,400	1,608,336
Instil Bio, Inc.(x)*	4,000	71,500
Intellia Therapeutics, Inc.*	34,800	4,668,420
Intercept Pharmaceuticals, Inc.(x)*	16,400	243,540
Invitae Corp.(x)*	103,400	2,939,662
Ironwood Pharmaceuticals, Inc.*	105,700	1,380,442
iTeos Therapeutics, Inc.*	11,300	305,100
IVERIC bio, Inc.*	52,700	855,848
Jounce Therapeutics, Inc.*	32,600	242,218
Kadmon Holdings, Inc.*	88,000	766,480
KalVista Pharmaceuticals, Inc.*	7,500	130,875
Karuna Therapeutics, Inc.*	11,500	1,406,795
Karyopharm Therapeutics, Inc.(x)*	42,200	245,604
Keros Therapeutics, Inc.*	7,200	284,832
Kezar Life Sciences, Inc.*	27,200	235,008
Kiniksa Pharmaceuticals Ltd., Class A(x)*	20,400	232,356
Kinnate Biopharma, Inc.(x)*	1,200	27,624
Kodiak Sciences, Inc.*	17,800	1,708,444
Kronos Bio, Inc.(x)*	20,000	419,200
Krystal Biotech, Inc.*	13,400	699,614
Kura Oncology, Inc.(x)*	30,600	573,138
Kymera Therapeutics, Inc.*	14,900	875,226
Lexicon Pharmaceuticals, Inc.*	50,111	241,034
Ligand Pharmaceuticals, Inc.*	9,626	1,341,094
Lineage Cell Therapeutics, Inc.(x)*	16,900	42,588
MacroGenics, Inc.*	34,700	726,618
Madrigal Pharmaceuticals, Inc.*	6,500	518,635
Magenta Therapeutics, Inc.*	12,900	93,912
MannKind Corp.(x)*	120,000	522,000
MEI Pharma, Inc.*	6,500	17,940
MeiraGTx Holdings plc*	14,700	193,746
Mersana Therapeutics, Inc.*	26,500	249,895
MiMedx Group, Inc.*	57,300	347,238
Mirum Pharmaceuticals, Inc.*	6,500	129,480
Molecular Templates, Inc.*	22,100	148,291
Morphic Holding, Inc.*	10,700	606,048
Mustang Bio, Inc.*	35,300	94,957
Myriad Genetics, Inc.*	39,200	1,265,768
Neoleukin Therapeutics, Inc.*	8,200	59,286
NexImmune, Inc.(x)*	400	6,056
Nkarta, Inc.(x)*	11,100	308,691
Nurix Therapeutics, Inc.*	16,200	485,352
Ocugen, Inc.(x)*	95,300	684,254
Olema Pharmaceuticals, Inc.*	5,800	159,848
Oncocyte Corp.*	4,900	17,444
Oncorus, Inc.(x)*	1,200	11,208
Oncternal Therapeutics, Inc.*	9,000	37,530
OPKO Health, Inc.(x)*	230,900	842,785
Organogenesis Holdings, Inc.*	19,400	276,256
ORIC Pharmaceuticals, Inc.*	14,700	307,377
Outlook Therapeutics, Inc.(x)*	8,500	18,445
Oyster Point Pharma, Inc.*	5,400	63,990
Passage Bio, Inc.*	11,700	116,532
PDL BioPharma, Inc.(r)(x)*	111,727	192,672
PMV Pharmaceuticals, Inc.*	4,600	137,080
Portage Biotech, Inc.(x)*	400	8,128
Poseida Therapeutics, Inc.(x)*	3,000	21,870
Praxis Precision Medicines, Inc.(x)*	4,500	83,205
Precigen, Inc.*	55,700	277,943
Precision BioSciences, Inc.*	29,700	342,738
Prelude Therapeutics, Inc.(x)*	6,600	206,250
Prometheus Biosciences, Inc.*	2,000	47,420
Protagonist Therapeutics, Inc.*	21,300	377,436
Prothena Corp. plc*	17,600	1,253,648
PTC Therapeutics, Inc.*	39,000	1,451,190
Puma Biotechnology, Inc.*	28,800	201,888
Radius Health, Inc.*	25,500	316,455
RAPT Therapeutics, Inc.*	19,000	589,950
Recursion Pharmaceuticals, Inc., Class A(x)*	4,400	101,244
REGENXBIO, Inc.*	22,800	955,776
Relay Therapeutics, Inc.*	24,600	775,638
Reneo Pharmaceuticals, Inc.(x)*	900	6,705
Replimune Group, Inc.*	11,200	331,968
REVOLUTION Medicines, Inc.*	30,600	841,806
Rhythm Pharmaceuticals, Inc.*	19,400	253,364
Rigel Pharmaceuticals, Inc.*	101,740	369,316
Rocket Pharmaceuticals, Inc.*	18,800	561,932
Rubius Therapeutics, Inc.(x)*	34,100	609,708
Sana Biotechnology, Inc.(x)*	43,600	981,872
Sangamo Therapeutics, Inc.*	56,600	509,966
Scholar Rock Holding Corp.*	14,100	465,582
Selecta Biosciences, Inc.*	44,600	185,536
Sensei Biotherapeutics, Inc.(x)*	700	7,364
Seres Therapeutics, Inc.*	35,900	249,864
Sesen Bio, Inc.(x)*	76,900	60,997
Shattuck Labs, Inc.*	2,200	44,836
Sigilon Therapeutics, Inc.*	3,000	16,950
Silverback Therapeutics, Inc.(x)*	4,700	46,906
Solid Biosciences, Inc.*	29,100	69,549
Sorrento Therapeutics, Inc.(x)*	134,500	1,026,235
Spectrum Pharmaceuticals, Inc.*	104,965	228,824
Spero Therapeutics, Inc.*	5,328	98,088
SpringWorks Therapeutics, Inc.*	15,100	957,944
Spruce Biosciences, Inc.(x)*	800	4,808
SQZ Biotechnologies Co.*	2,300	33,166
Stoke Therapeutics, Inc.*	7,800	198,432
Summit Therapeutics, Inc.(x)*	2,700	13,527
Surface Oncology, Inc.*	12,600	95,382
Sutro Biopharma, Inc.*	10,600	200,234
Syndax Pharmaceuticals, Inc.*	17,300	330,603
Syros Pharmaceuticals, Inc.*	41,200	184,164
Talaris Therapeutics, Inc.*	1,400	18,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Taysha Gene Therapies, Inc.(x)*	2,200	$40,964
TCR2 Therapeutics, Inc.*	17,600	149,776
TG Therapeutics, Inc.*	62,500	2,080,000
Tonix Pharmaceuticals Holding Corp.(x)*	101,100	60,771
Travere Therapeutics, Inc.*	27,500	666,875
Trevena, Inc.(x)*	21,100	25,953
Trillium Therapeutics, Inc.*	50,500	886,780
Turning Point Therapeutics, Inc.*	23,683	1,573,262
Twist Bioscience Corp.*	25,512	2,729,019
UroGen Pharma Ltd.(x)*	11,900	200,158
Vanda Pharmaceuticals, Inc.*	34,600	593,044
Vaxart, Inc.(x)*	43,500	345,825
Vaxcyte, Inc.(x)*	12,800	324,736
VBI Vaccines, Inc.(x)*	99,100	308,201
Veracyte, Inc.*	32,200	1,495,690
Verastem, Inc.*	43,300	133,364
Vericel Corp.(x)*	21,900	1,068,720
Verve Therapeutics, Inc.(x)*	8,000	376,000
Viking Therapeutics, Inc.(x)*	42,600	267,528
Vincerx Pharma, Inc.(x)*	1,500	24,255
Vir Biotechnology, Inc.*	36,600	1,592,832
Viracta Therapeutics, Inc.(x)*	3,900	31,278
VistaGen Therapeutics, Inc.(x)*	19,800	54,252
Vor BioPharma, Inc.(x)*	1,000	15,680
Werewolf Therapeutics, Inc.(x)*	1,100	18,876
XBiotech, Inc.(x)	15,700	203,315
Xencor, Inc.*	32,200	1,051,652
XOMA Corp.(x)*	800	19,800
Y-mAbs Therapeutics, Inc.*	17,300	493,742
Zentalis Pharmaceuticals, Inc.*	16,054	1,069,839
ZIOPHARM Oncology, Inc.(x)*	111,725	203,339

		138,610,007

Health Care Equipment & Supplies (3.6%)
Accelerate Diagnostics, Inc.(x)*	23,800	138,754
Accuray, Inc.*	68,147	269,181
Acutus Medical, Inc.(x)*	5,600	49,504
Alphatec Holdings, Inc.(x)*	50,700	618,033
AngioDynamics, Inc.*	18,800	487,672
Apyx Medical Corp.*	4,400	60,940
Asensus Surgical, Inc.(x)*	116,300	215,155
Aspira Women’s Health, Inc.(x)*	25,500	82,875
AtriCure, Inc.*	27,700	1,926,535
Atrion Corp.	800	558,000
Avanos Medical, Inc.*	26,300	820,560
Axogen, Inc.*	26,100	412,380
Axonics, Inc.*	21,500	1,399,435
BioLife Solutions, Inc.*	8,500	359,720
Bioventus, Inc., Class A(x)*	1,500	21,240
Butterfly Network, Inc.(x)*	92,200	962,568
Cardiovascular Systems, Inc.*	18,300	600,789
Cerus Corp.*	93,500	569,415
ClearPoint Neuro, Inc.(x)*	3,600	63,900
CONMED Corp.	15,787	2,065,413
CryoLife, Inc.*	18,068	402,736
CryoPort, Inc.*	19,300	1,283,643
Cutera, Inc.*	15,500	722,300
CytoSorbents Corp.*	25,300	205,436
DarioHealth Corp.(x)*	3,100	42,315
Eargo, Inc.*	7,300	49,129
Glaukos Corp.*	22,922	1,104,153
Haemonetics Corp.*	26,000	1,835,340
Heska Corp.*	4,900	1,266,846
Inari Medical, Inc.*	17,499	1,419,169
Inogen, Inc.*	9,400	405,046
Integer Holdings Corp.*	17,518	1,565,058
Intersect ENT, Inc.*	17,500	476,000
Invacare Corp.*	32,600	155,176
iRadimed Corp.*	4,900	164,591
iRhythm Technologies, Inc.*	16,000	936,960
Lantheus Holdings, Inc.*	34,800	893,664
LeMaitre Vascular, Inc.	9,200	488,428
LivaNova plc*	27,800	2,201,482
Meridian Bioscience, Inc.*	25,677	494,025
Merit Medical Systems, Inc.*	25,907	1,860,123
Mesa Laboratories, Inc.	2,300	695,428
Misonix, Inc.*	1,700	43,010
Natus Medical, Inc.*	19,400	486,552
Neogen Corp.*	60,844	2,642,455
Neuronetics, Inc.*	3,600	23,616
NeuroPace, Inc.(x)*	1,200	19,020
Nevro Corp.*	19,400	2,257,772
NuVasive, Inc.*	28,409	1,700,279
OraSure Technologies, Inc.*	31,086	351,583
Ortho Clinical Diagnostics Holdings plc*	47,934	885,820
Orthofix Medical, Inc.*	10,000	381,200
OrthoPediatrics Corp.*	5,800	379,958
Outset Medical, Inc.*	23,600	1,166,784
PAVmed, Inc.(x)*	20,200	172,508
Pulmonx Corp.(x)*	13,100	471,338
Pulse Biosciences, Inc.(x)*	13,761	297,237
Quotient Ltd.*	21,900	51,246
Retractable Technologies, Inc.(x)*	13,900	153,317
SeaSpine Holdings Corp.*	13,400	210,782
Senseonics Holdings, Inc.(x)*	214,400	726,816
Shockwave Medical, Inc.*	17,423	3,587,047
SI-BONE, Inc.*	13,400	287,028
Sientra, Inc.*	48,100	275,613
Silk Road Medical, Inc.*	18,300	1,007,049
Soliton, Inc.(x)*	13,900	283,004
STAAR Surgical Co.*	24,600	3,161,838
Stereotaxis, Inc.*	11,400	61,332
Surmodics, Inc.*	7,821	434,847
Tactile Systems Technology, Inc.*	8,700	386,715
Talis Biomedical Corp.(x)*	3,200	20,000
TransMedics Group, Inc.*	9,600	317,664
Treace Medical Concepts, Inc.*	3,200	86,080
Utah Medical Products, Inc.	2,600	241,384
Vapotherm, Inc.*	11,900	265,013
Varex Imaging Corp.*	21,600	609,120
ViewRay, Inc.*	95,700	689,997
Wright Medical Group NV Escrow(r)*	80,733	—
Zynex, Inc.(x)*	18,000	205,020

		54,689,161

Health Care Providers & Services (3.1%)
1Life Healthcare, Inc.*	60,200	1,219,050
Accolade, Inc.*	25,996	1,096,251
AdaptHealth Corp.*	40,797	950,162
Addus HomeCare Corp.*	7,000	558,250
Agiliti, Inc.(x)*	6,000	114,240
Alignment Healthcare, Inc.*	3,500	55,930
AMN Healthcare Services, Inc.*	27,200	3,121,200
Apollo Medical Holdings, Inc.(x)*	18,700	1,702,635
Apria, Inc.*	3,700	137,455
Aveanna Healthcare Holdings, Inc.*	11,200	89,824
Biodesix, Inc.(x)*	1,000	8,220
Brookdale Senior Living, Inc.*	104,400	657,720
Castle Biosciences, Inc.*	11,000	731,500
Community Health Systems, Inc.*	64,100	749,970
CorVel Corp.*	4,500	837,990
Covetrus, Inc.*	64,200	1,164,588
Cross Country Healthcare, Inc.*	28,795	611,606
Ensign Group, Inc. (The)	28,800	2,156,832
Exagen, Inc.*	900	12,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Fulgent Genetics, Inc.(x)*	10,300	$926,485
Hanger, Inc.*	20,500	450,180
HealthEquity, Inc.*	43,100	2,791,156
InfuSystem Holdings, Inc.*	1,900	24,757
Innovage Holding Corp.*	3,600	23,796
Joint Corp. (The)*	5,300	519,506
LHC Group, Inc.*	17,207	2,699,951
Magellan Health, Inc.*	13,815	1,306,208
MEDNAX, Inc.*	47,800	1,358,954
ModivCare, Inc.*	6,723	1,221,031
National HealthCare Corp.	7,200	503,856
National Research Corp.	7,625	321,546
Ontrak, Inc.(x)*	8,800	88,352
Option Care Health, Inc.*	75,575	1,833,450
Owens & Minor, Inc.	36,800	1,151,472
Patterson Cos., Inc.	45,800	1,380,412
Pennant Group, Inc. (The)*	14,400	404,496
PetIQ, Inc.(x)*	9,900	247,203
Privia Health Group, Inc.*	10,100	237,956
Progyny, Inc.*	32,600	1,825,600
R1 RCM, Inc.*	67,900	1,494,479
RadNet, Inc.*	24,800	726,888
Select Medical Holdings Corp.	59,303	2,144,990
Sharps Compliance Corp.*	4,700	38,869
SOC Telemed, Inc.*	9,300	21,018
Surgery Partners, Inc.*	16,400	694,376
Tenet Healthcare Corp.*	58,200	3,866,808
Tivity Health, Inc.*	33,301	767,921
Triple-S Management Corp., Class B*	14,543	514,386
US Physical Therapy, Inc.	6,907	763,914
Viemed Healthcare, Inc.(x)*	7,800	43,290

		46,368,969

Health Care Technology (1.3%)
Allscripts Healthcare Solutions, Inc.*	72,200	965,314
American Well Corp., Class A*	100,500	915,555
Castlight Health, Inc., Class B*	14,400	22,608
Computer Programs and Systems, Inc.*	10,002	354,671
Evolent Health, Inc., Class A*	37,700	1,168,700
Forian, Inc.(x)*	1,800	18,576
Health Catalyst, Inc.*	23,100	1,155,231
HealthStream, Inc.*	13,000	371,540
iCAD, Inc.*	3,900	41,925
Inovalon Holdings, Inc., Class A*	35,900	1,446,411
Inspire Medical Systems, Inc.*	15,100	3,516,488
Multiplan Corp.(x)*	114,600	645,198
NantHealth, Inc.*	11,300	18,193
NextGen Healthcare, Inc.*	30,276	426,892
Omnicell, Inc.*	23,155	3,436,897
OptimizeRx Corp.*	8,700	744,285
Phreesia, Inc.*	24,700	1,523,990
Schrodinger, Inc.*	23,395	1,279,238
Simulations Plus, Inc.(x)	5,500	217,250
Tabula Rasa HealthCare, Inc.(x)*	9,700	254,237
Vocera Communications, Inc.*	15,700	718,432

		19,241,631

Life Sciences Tools & Services (0.9%)
Akoya Biosciences, Inc.(x)*	1,300	18,148
Berkeley Lights, Inc.*	24,700	483,132
Bionano Genomics, Inc.(x)*	145,200	798,600
ChromaDex Corp.(x)*	21,900	137,313
Codexis, Inc.*	28,400	660,584
Fluidigm Corp.(x)*	55,300	364,427
Harvard Bioscience, Inc.*	5,500	38,390
Inotiv, Inc.*	1,400	40,936
Medpace Holdings, Inc.*	15,600	2,952,768
NanoString Technologies, Inc.*	21,800	1,046,618
NeoGenomics, Inc.*	57,900	2,793,096
Pacific Biosciences of California, Inc.*	97,000	2,478,350
Personalis, Inc.*	15,600	300,144
Quanterix Corp.*	12,900	642,291
Seer, Inc.(x)*	21,000	725,130

		13,479,927

Pharmaceuticals (1.6%)
9 Meters Biopharma, Inc.(x)*	37,400	48,620
Aclaris Therapeutics, Inc.(x)*	10,000	180,000
Aerie Pharmaceuticals, Inc.*	31,300	356,820
Amneal Pharmaceuticals, Inc.*	70,766	377,891
Amphastar Pharmaceuticals, Inc.*	20,400	387,804
Ampio Pharmaceuticals, Inc.(x)*	19,400	32,204
Angion Biomedica Corp.(x)*	1,000	9,770
ANI Pharmaceuticals, Inc.*	6,850	224,817
Antares Pharma, Inc.*	78,900	287,196
Arvinas, Inc.*	22,800	1,873,704
Atea Pharmaceuticals, Inc.(x)*	33,300	1,167,498
Athira Pharma, Inc.*	27,400	257,012
Avalo Therapeutics, Inc.*	19,100	41,638
Axsome Therapeutics, Inc.(x)*	18,700	616,352
BioDelivery Sciences International, Inc.*	53,200	192,052
Cara Therapeutics, Inc.*	25,400	392,430
Cassava Sciences, Inc.(x)*	17,600	1,092,608
Citius Pharmaceuticals, Inc.(x)*	117,500	238,525
Collegium Pharmaceutical, Inc.*	21,500	424,410
Corcept Therapeutics, Inc.*	68,300	1,344,144
CorMedix, Inc.(x)*	8,900	41,385
Cymabay Therapeutics, Inc.(x)*	66,300	241,995
Durect Corp.*	18,600	23,808
Edgewise Therapeutics, Inc.(x)*	2,400	39,840
Endo International plc*	125,100	405,324
Esperion Therapeutics, Inc.(x)*	12,800	154,240
Evolus, Inc.(x)*	32,900	250,698
EyePoint Pharmaceuticals, Inc.(x)*	1,200	12,504
Fulcrum Therapeutics, Inc.(x)*	3,800	107,198
Harmony Biosciences Holdings, Inc.*	3,800	145,654
Ikena Oncology, Inc.(x)*	1,000	12,620
Innoviva, Inc.*	47,500	793,725
Intra-Cellular Therapies, Inc.*	35,400	1,319,712
Kala Pharmaceuticals, Inc.(x)*	55,400	145,148
Kaleido Biosciences, Inc.(x)*	5,500	30,030
KemPharm, Inc.(x)*	11,400	106,362
Landos Biopharma, Inc.(x)*	500	7,300
Marinus Pharmaceuticals, Inc.(x)*	6,100	69,418
Mind Medicine MindMed, Inc.(x)*	166,200	387,246
NGM Biopharmaceuticals, Inc.*	18,300	384,666
Nuvation Bio, Inc.*	12,800	127,232
Ocular Therapeutix, Inc.*	43,200	432,000
Omeros Corp.(x)*	23,200	319,928
Oramed Pharmaceuticals, Inc.(x)*	5,000	109,900
Pacira BioSciences, Inc.*	28,300	1,584,800
Paratek Pharmaceuticals, Inc.(x)*	34,000	165,240
Phathom Pharmaceuticals, Inc.*	6,400	205,440
Phibro Animal Health Corp., Class A	10,550	227,247
Pliant Therapeutics, Inc.(x)*	12,900	217,752
Prestige Consumer Healthcare, Inc.*	29,800	1,672,078
Provention Bio, Inc.(x)*	46,100	295,040
Rain Therapeutics, Inc.(x)*	1,500	22,440
Reata Pharmaceuticals, Inc., Class A*	14,200	1,428,662
Relmada Therapeutics, Inc.*	9,200	241,132
Revance Therapeutics, Inc.*	35,400	986,244
Seelos Therapeutics, Inc.(x)*	41,100	99,051
SIGA Technologies, Inc.*	31,300	231,307

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Supernus Pharmaceuticals, Inc.*	26,500	$706,755
Tarsus Pharmaceuticals, Inc.(x)*	1,100	23,705
Terns Pharmaceuticals, Inc.(x)*	1,100	11,462
TherapeuticsMD, Inc.(x)*	246,400	182,681
Theravance Biopharma, Inc.*	27,900	206,460
Verrica Pharmaceuticals, Inc.(x)*	7,100	88,750
WaVe Life Sciences Ltd.*	25,100	122,990
Zogenix, Inc.*	32,012	486,262

		24,418,926

Total Health Care		296,808,621

Industrials (14.3%)
Aerospace & Defense (0.6%)
AAR Corp.*	19,012	616,559
Aerojet Rocketdyne Holdings, Inc.	39,300	1,711,515
AeroVironment, Inc.*	11,621	1,003,125
Astronics Corp.*	13,900	195,434
Ducommun, Inc.*	3,300	166,155
Kaman Corp.	16,392	584,703
Kratos Defense & Security Solutions, Inc.*	61,000	1,360,910
Maxar Technologies, Inc.	39,400	1,115,808
Moog, Inc., Class A	18,353	1,399,049
National Presto Industries, Inc.	1,800	147,744
PAE, Inc.*	11,300	67,574
Park Aerospace Corp.	11,672	159,673
Parsons Corp.*	13,600	459,136
Triumph Group, Inc.*	27,700	516,051
Vectrus, Inc.*	2,200	110,616

		9,614,052

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	29,400	758,814
Atlas Air Worldwide Holdings, Inc.*	14,327	1,170,229
Echo Global Logistics, Inc.*	13,300	634,543
Forward Air Corp.	17,140	1,422,963
Hub Group, Inc., Class A*	19,033	1,308,519
Radiant Logistics, Inc.*	20,100	128,439

		5,423,507

Airlines (0.3%)
Allegiant Travel Co.*	7,577	1,481,152
Hawaiian Holdings, Inc.*	30,300	656,298
Mesa Air Group, Inc.*	5,200	39,832
SkyWest, Inc.*	29,400	1,450,596
Spirit Airlines, Inc.*	49,900	1,294,406

		4,922,284

Building Products (1.1%)
AAON, Inc.	23,200	1,515,888
American Woodmark Corp.*	9,500	621,015
Apogee Enterprises, Inc.	15,900	600,384
Caesarstone Ltd.	12,400	154,008
Cornerstone Building Brands, Inc.*	21,600	315,576
CSW Industrials, Inc.	8,300	1,059,910
Gibraltar Industries, Inc.*	18,200	1,267,630
Griffon Corp.	16,443	404,498
Insteel Industries, Inc.	5,100	194,055
JELD-WEN Holding, Inc.*	38,026	951,791
Masonite International Corp.*	13,500	1,432,755
PGT Innovations, Inc.*	32,300	616,930
Quanex Building Products Corp.	9,267	198,406
Resideo Technologies, Inc.*	71,500	1,772,485
Simpson Manufacturing Co., Inc.	23,819	2,547,918
UFP Industries, Inc.	34,062	2,315,535

		15,968,784

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	36,832	1,657,808
ACCO Brands Corp.	38,986	334,890
Brady Corp., Class A	26,641	1,350,699
BrightView Holdings, Inc.*	7,500	110,700
Brink’s Co. (The)	28,200	1,785,060
Casella Waste Systems, Inc., Class A*	24,700	1,875,718
CECO Environmental Corp.*	15,100	106,304
Cimpress plc*	11,200	972,496
CoreCivic, Inc. (REIT)*	66,400	590,960
Covanta Holding Corp.	67,100	1,350,052
Deluxe Corp.	28,061	1,007,109
Ennis, Inc.	7,456	140,546
Harsco Corp.*	46,500	788,175
Healthcare Services Group, Inc.	39,669	991,328
Heritage-Crystal Clean, Inc.*	7,400	214,452
Herman Miller, Inc.	41,289	1,554,944
HNI Corp.	26,041	956,225
Interface, Inc.	8,698	131,775
KAR Auction Services, Inc.*	74,500	1,221,055
Kimball International, Inc., Class B	9,300	104,160
Matthews International Corp., Class A	18,359	636,874
Montrose Environmental Group, Inc.*	11,500	710,010
NL Industries, Inc.	5,045	29,059
Pitney Bowes, Inc.	105,100	757,771
SP Plus Corp.*	4,700	144,149
Steelcase, Inc., Class A	47,672	604,481
Team, Inc.*	6,900	20,769
Tetra Tech, Inc.	27,137	4,052,639
UniFirst Corp.	8,705	1,850,857
US Ecology, Inc.*	17,931	580,068
Viad Corp.*	9,724	441,567
VSE Corp.	3,000	144,510

		27,217,210

Construction & Engineering (1.3%)
Ameresco, Inc., Class A*	14,200	829,706
API Group Corp.(m)*	93,100	1,894,585
Arcosa, Inc.	27,500	1,379,675
Argan, Inc.	2,600	113,542
Comfort Systems USA, Inc.	20,743	1,479,391
Construction Partners, Inc., Class A*	14,700	490,539
Dycom Industries, Inc.*	17,516	1,247,840
EMCOR Group, Inc.	29,999	3,461,285
Fluor Corp.(x)*	81,300	1,298,361
Granite Construction, Inc.	26,435	1,045,504
Great Lakes Dredge & Dock Corp.*	31,200	470,808
IES Holdings, Inc.*	3,000	137,070
Matrix Service Co.*	8,500	88,910
MYR Group, Inc.*	6,300	626,850
Northwest Pipe Co.*	200	4,740
NV5 Global, Inc.*	5,600	551,992
Primoris Services Corp.	21,700	531,433
Sterling Construction Co., Inc.*	3,400	77,078
Tutor Perini Corp.*	16,095	208,913
WillScot Mobile Mini Holdings Corp.*	105,510	3,346,777

		19,284,999

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	3,150	98,532
American Superconductor Corp.*	200	2,916
Array Technologies, Inc.*	65,900	1,220,468
Atkore, Inc.*	26,200	2,277,304
AZZ, Inc.	14,586	775,975
Blink Charging Co.(x)*	18,800	537,868
Bloom Energy Corp., Class A(x)*	71,900	1,345,968
Encore Wire Corp.	11,628	1,102,684
EnerSys	25,039	1,863,903
FuelCell Energy, Inc.(x)*	159,000	1,063,710
GrafTech International Ltd.	88,000	908,160
Powell Industries, Inc.	3,500	85,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Preformed Line Products Co.	100	$6,504
Stem, Inc.(x)*	32,300	771,647
Thermon Group Holdings, Inc.*	9,200	159,252
TPI Composites, Inc.*	16,300	550,125
Vicor Corp.*	9,400	1,261,104

		14,032,115

Industrial Conglomerates (0.1%)
Raven Industries, Inc.*	20,826	1,199,786

Machinery (4.0%)
Alamo Group, Inc.	5,400	753,462
Albany International Corp., Class A	16,391	1,259,976
Altra Industrial Motion Corp.	33,531	1,855,941
Astec Industries, Inc.	10,543	567,319
Barnes Group, Inc.	29,106	1,214,593
Blue Bird Corp.*	2,300	47,978
Chart Industries, Inc.*	19,421	3,711,547
CIRCOR International, Inc.*	4,209	138,939
Columbus McKinnon Corp.	11,100	536,685
Desktop Metal, Inc., Class A(x)*	76,100	545,637
Douglas Dynamics, Inc.	11,600	421,080
Energy Recovery, Inc.*	1,200	22,836
Enerpac Tool Group Corp.	32,513	673,995
EnPro Industries, Inc.	12,954	1,128,553
ESCO Technologies, Inc.	14,552	1,120,504
Evoqua Water Technologies Corp.*	61,970	2,327,593
Federal Signal Corp.	34,400	1,328,528
Franklin Electric Co., Inc.	26,452	2,112,192
Gorman-Rupp Co. (The)	4,637	166,051
Greenbrier Cos., Inc. (The)	16,300	700,737
Helios Technologies, Inc.	20,950	1,720,205
Hillenbrand, Inc.	41,438	1,767,331
Hydrofarm Holdings Group, Inc.*	19,600	741,860
Hyliion Holdings Corp.(x)*	60,500	508,200
Hyster-Yale Materials Handling, Inc.	1,600	80,416
Ideanomics, Inc.(x)*	210,800	415,276
John Bean Technologies Corp.	18,031	2,534,257
Kadant, Inc.	6,200	1,265,420
Kennametal, Inc.	44,700	1,530,081
Lindsay Corp.	6,075	922,124
Luxfer Holdings plc	9,100	178,633
Lydall, Inc.*	5,500	341,495
Manitowoc Co., Inc. (The)*	4,275	91,571
Meritor, Inc.*	47,235	1,006,578
Miller Industries, Inc.	4,400	149,776
Mueller Industries, Inc.	32,514	1,336,325
Mueller Water Products, Inc., Class A	89,493	1,362,083
Nikola Corp.(x)*	103,500	1,104,345
NN, Inc.*	13,600	71,400
Omega Flex, Inc.	1,100	156,959
Park-Ohio Holdings Corp.	4,800	122,496
Proto Labs, Inc.*	16,900	1,125,540
RBC Bearings, Inc.*	12,600	2,673,720
REV Group, Inc.	7,200	123,552
Rexnord Corp.	61,200	3,934,548
Shyft Group, Inc. (The)	15,400	585,354
SPX Corp.*	23,500	1,256,075
SPX FLOW, Inc.	21,800	1,593,580
Standex International Corp.	7,279	719,966
Tennant Co.	11,231	830,532
Terex Corp.	35,900	1,511,390
TriMas Corp.*	26,900	870,484
Trinity Industries, Inc.	44,800	1,217,216
Wabash National Corp.	27,700	419,101
Watts Water Technologies, Inc., Class A	16,359	2,749,784
Welbilt, Inc.*	73,500	1,708,140

		59,359,959

Marine (0.1%)
Costamare, Inc.	2,300	35,627
Matson, Inc.	24,800	2,001,608

		2,037,235

Professional Services (1.7%)
Acacia Research Corp.*	15,841	107,560
ASGN, Inc.*	29,200	3,303,688
Barrett Business Services, Inc.	1,800	137,268
CBIZ, Inc.*	27,400	886,116
CRA International, Inc.	2,400	238,416
Exponent, Inc.	29,292	3,314,390
Forrester Research, Inc.*	3,500	172,410
Franklin Covey Co.*	5,900	240,661
GP Strategies Corp.*	4,300	89,010
Heidrick & Struggles International, Inc.	2,300	102,649
Huron Consulting Group, Inc.*	12,444	647,088
ICF International, Inc.	10,400	928,616
Insperity, Inc.	21,374	2,366,957
KBR, Inc.	70,900	2,793,460
Kelly Services, Inc., Class A	5,234	98,818
Kforce, Inc.	12,100	721,644
Korn Ferry	32,852	2,377,171
ManTech International Corp., Class A	14,141	1,073,585
Mistras Group, Inc.*	5,800	58,928
Resources Connection, Inc.	10,795	170,345
TriNet Group, Inc.*	22,800	2,156,424
TrueBlue, Inc.*	15,815	428,270
Upwork, Inc.*	60,200	2,710,806
Willdan Group, Inc.*	2,000	71,180

		25,195,460

Road & Rail (0.7%)
ArcBest Corp.	15,400	1,259,258
Avis Budget Group, Inc.*	26,400	3,075,864
Covenant Logistics Group, Inc., Class A*	3,300	91,245
Daseke, Inc.*	2,400	22,104
Heartland Express, Inc.	22,655	362,933
Marten Transport Ltd.	32,874	515,793
Saia, Inc.*	13,400	3,189,602
Universal Logistics Holdings, Inc.	2,900	58,232
Werner Enterprises, Inc.	35,166	1,556,799

		10,131,830

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc.*	1,900	26,087
Applied Industrial Technologies, Inc.	20,888	1,882,635
Beacon Roofing Supply, Inc.*	28,776	1,374,342
Boise Cascade Co.	22,700	1,225,346
CAI International, Inc.	8,400	469,644
DXP Enterprises, Inc.*	5,500	162,635
GATX Corp.	17,800	1,594,168
Global Industrial Co.	5,171	195,929
GMS, Inc.*	22,400	981,120
H&E Equipment Services, Inc.	17,900	621,309
Herc Holdings, Inc.*	13,900	2,272,094
Lawson Products, Inc.*	1,500	75,015
McGrath RentCorp	13,445	967,368
MRC Global, Inc.*	29,300	215,062
NOW, Inc.*	42,800	327,420
Rush Enterprises, Inc., Class A	25,350	1,144,806
Rush Enterprises, Inc., Class B	5,500	251,735
Textainer Group Holdings Ltd.*	29,800	1,040,318
Titan Machinery, Inc.*	2,900	75,139
Triton International Ltd.	33,900	1,764,156
Veritiv Corp.*	7,900	707,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
WESCO International, Inc.*	22,492	$2,593,777
Willis Lease Finance Corp.*	300	11,157

		19,978,786

Total Industrials		214,366,007

Information Technology (14.0%)
Communications Equipment (0.6%)
ADTRAN, Inc.	14,906	279,637
CalAmp Corp.*	20,900	207,955
Calix, Inc.*	30,000	1,482,900
Casa Systems, Inc.*	22,900	155,262
Clearfield, Inc.*	6,000	264,900
Comtech Telecommunications Corp.	8,900	227,929
Digi International, Inc.*	8,400	176,568
DZS, Inc.*	3,000	36,780
EchoStar Corp., Class A*	21,300	543,363
Extreme Networks, Inc.*	66,800	657,980
Harmonic, Inc.*	29,559	258,641
Infinera Corp.*	86,261	717,692
Inseego Corp.(x)*	30,500	203,130
KVH Industries, Inc.*	2,600	25,038
NETGEAR, Inc.*	18,629	594,451
NetScout Systems, Inc.*	40,654	1,095,625
Plantronics, Inc.*	19,159	492,578
Ribbon Communications, Inc.*	23,848	142,611
Viavi Solutions, Inc.*	132,700	2,088,698

		9,651,738

Electronic Equipment, Instruments & Components (2.3%)
Advanced Energy Industries, Inc.	22,703	1,992,188
Aeva Technologies, Inc.(x)*	24,300	192,942
Akoustis Technologies, Inc.(x)*	9,500	92,150
Arlo Technologies, Inc.*	41,290	264,669
Badger Meter, Inc.	17,060	1,725,448
Belden, Inc.	25,035	1,458,539
Benchmark Electronics, Inc.	28,448	759,846
CTS Corp.	18,000	556,380
Daktronics, Inc.*	26,600	144,438
ePlus, Inc.*	7,300	749,053
Fabrinet*	20,000	2,050,200
FARO Technologies, Inc.*	10,567	695,414
II-VI, Inc.*	57,571	3,417,415
Insight Enterprises, Inc.*	20,443	1,841,506
Iteris, Inc.*	7,400	39,072
Itron, Inc.*	23,100	1,747,053
Kimball Electronics, Inc.*	14,000	360,780
Knowles Corp.*	50,700	950,118
Methode Electronics, Inc.	20,900	878,845
MicroVision, Inc.(x)*	81,700	902,785
Napco Security Technologies, Inc.*	6,200	267,096
nLight, Inc.*	19,300	544,067
Novanta, Inc.*	19,300	2,981,850
OSI Systems, Inc.*	10,068	954,446
PAR Technology Corp.(x)*	11,500	707,365
PC Connection, Inc.	4,700	206,941
Plexus Corp.*	14,075	1,258,446
Rogers Corp.*	10,384	1,936,408
Sanmina Corp.*	42,200	1,626,388
ScanSource, Inc.*	9,939	345,778
TTM Technologies, Inc.*	52,901	664,966
Vishay Intertechnology, Inc.	76,500	1,536,885
Vishay Precision Group, Inc.*	7,700	267,729

		34,117,206

IT Services (1.5%)
BigCommerce Holdings, Inc.*	24,200	1,225,488
Brightcove, Inc.*	16,000	184,640
Cass Information Systems, Inc.	7,978	333,879
Conduent, Inc.*	92,800	611,552
CSG Systems International, Inc.	18,365	885,193
DigitalOcean Holdings, Inc.(x)*	25,000	1,940,750
Evertec, Inc.	37,900	1,732,788
Evo Payments, Inc., Class A*	23,900	565,952
ExlService Holdings, Inc.*	18,700	2,302,344
Grid Dynamics Holdings, Inc.*	21,300	622,386
Hackett Group, Inc. (The)	14,019	275,053
I3 Verticals, Inc., Class A*	6,200	150,102
International Money Express, Inc.*	9,600	160,320
LiveRamp Holdings, Inc.*	37,785	1,784,585
MAXIMUS, Inc.	31,668	2,634,778
MoneyGram International, Inc.*	24,000	192,480
Paya Holdings, Inc., Class A*	41,500	451,105
Perficient, Inc.*	16,400	1,897,480
Rackspace Technology, Inc.(x)*	4,600	65,412
Repay Holdings Corp.*	43,700	1,006,411
StarTek, Inc.*	4,000	22,040
TTEC Holdings, Inc.	10,425	975,050
Tucows, Inc., Class A(x)*	3,100	244,745
Unisys Corp.*	33,864	851,341
Verra Mobility Corp.*	71,700	1,080,519

		22,196,393

Semiconductors & Semiconductor Equipment (3.0%)
Alpha & Omega Semiconductor Ltd.*	9,500	298,015
Ambarella, Inc.*	18,400	2,865,616
Amkor Technology, Inc.	57,800	1,442,110
Axcelis Technologies, Inc.*	16,700	785,401
AXT, Inc.*	1,800	14,994
CEVA, Inc.*	11,400	486,438
CMC Materials, Inc.	17,980	2,215,675
Cohu, Inc.*	22,631	722,834
Diodes, Inc.*	21,908	1,984,646
DSP Group, Inc.*	6,400	140,224
FormFactor, Inc.*	39,481	1,473,826
Ichor Holdings Ltd.*	14,500	595,805
Impinj, Inc.*	9,200	525,596
Kulicke & Soffa Industries, Inc.	31,600	1,841,648
Lattice Semiconductor Corp.*	68,500	4,428,525
MACOM Technology Solutions Holdings, Inc.*	23,213	1,505,827
MaxLinear, Inc.*	41,693	2,053,380
Meta Materials, Inc.(x)*	110,600	639,268
NeoPhotonics Corp.*	7,900	68,809
NVE Corp.	2,043	130,691
Onto Innovation, Inc.*	23,632	1,707,412
PDF Solutions, Inc.*	11,100	255,744
Photronics, Inc.*	30,600	417,078
Power Integrations, Inc.	32,348	3,202,129
Rambus, Inc.*	62,400	1,385,280
Semtech Corp.*	37,096	2,892,375
Silicon Laboratories, Inc.*	23,700	3,321,792
SiTime Corp.*	6,600	1,347,522
SMART Global Holdings, Inc.*	5,200	231,400
SunPower Corp.(x)*	42,900	972,972
Synaptics, Inc.*	20,137	3,619,223
Ultra Clean Holdings, Inc.*	22,200	945,720
Veeco Instruments, Inc.*	26,786	594,917

		45,112,892

Software (6.4%) 8x8, Inc.*	58,200	1,361,298
A10 Networks, Inc.*	14,000	188,720
ACI Worldwide, Inc.*	66,216	2,034,818
Agilysys, Inc.*	10,100	528,836
Alarm.com Holdings, Inc.*	26,100	2,040,759
Alkami Technology, Inc.*	1,500	37,020
Altair Engineering, Inc., Class A*	21,800	1,502,892
American Software, Inc., Class A	10,500	249,375
Appfolio, Inc., Class A*	10,400	1,252,160
Appian Corp.(x)*	19,900	1,840,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Asana, Inc., Class A*	38,200	$3,966,688
Avaya Holdings Corp.*	58,500	1,157,715
Benefitfocus, Inc.*	17,400	193,140
Blackbaud, Inc.*	27,087	1,905,570
Blackline, Inc.*	28,900	3,411,934
Bottomline Technologies DE, Inc.*	23,491	922,726
Box, Inc., Class A*	81,100	1,919,637
Cerence, Inc.*	21,200	2,037,532
ChannelAdvisor Corp.*	8,900	224,547
Cloudera, Inc.*	135,311	2,160,917
CommVault Systems, Inc.*	22,214	1,672,936
Cornerstone OnDemand, Inc.*	34,800	1,992,648
Digimarc Corp.(x)*	4,900	168,756
Digital Turbine, Inc.*	47,500	3,265,625
Domo, Inc., Class B*	11,400	962,616
E2open Parent Holdings, Inc.(x)*	81,900	925,470
Ebix, Inc.	10,500	282,765
Envestnet, Inc.*	30,600	2,455,344
GTY Technology Holdings, Inc.*	4,800	36,096
Intelligent Systems Corp.(x)*	3,700	150,257
InterDigital, Inc.	19,925	1,351,314
j2 Global, Inc.*	23,278	3,180,240
JFrog Ltd.(x)*	26,600	891,100
LivePerson, Inc.*	33,100	1,951,245
Marathon Digital Holdings, Inc.(x)*	49,300	1,556,894
MicroStrategy, Inc., Class A(x)*	4,009	2,318,806
Mimecast Ltd.*	32,500	2,067,000
Mitek Systems, Inc.*	11,100	205,350
Model N, Inc.*	19,700	659,950
Momentive Global, Inc.*	68,800	1,348,480
OneSpan, Inc.*	15,200	285,456
PagerDuty, Inc.*	41,700	1,727,214
Ping Identity Holding Corp.*	25,000	614,250
Progress Software Corp.	28,777	1,415,541
PROS Holdings, Inc.*	22,600	801,848
Q2 Holdings, Inc.*	28,600	2,292,004
QAD, Inc., Class A	4,000	349,560
Qualys, Inc.*	19,200	2,136,768
Rapid7, Inc.*	27,200	3,074,144
Rimini Street, Inc.*	800	7,720
Riot Blockchain, Inc.(x)*	43,500	1,117,950
Sailpoint Technologies Holdings, Inc.*	48,500	2,079,680
Sapiens International Corp. NV	14,100	405,798
SecureWorks Corp., Class A(x)*	15,600	310,128
ShotSpotter, Inc.*	6,000	218,220
Smith Micro Software, Inc.*	800	3,872
Sprout Social, Inc., Class A*	22,800	2,780,460
SPS Commerce, Inc.*	19,200	3,097,152
Sumo Logic, Inc.*	42,100	678,652
Telos Corp.*	20,100	571,242
Tenable Holdings, Inc.*	46,800	2,159,352
Upland Software, Inc.*	12,700	424,688
Varonis Systems, Inc.*	54,000	3,285,900
Verint Systems, Inc.*	35,751	1,601,287
VirnetX Holding Corp.(x)*	7,900	30,968
Vonage Holdings Corp.*	128,100	2,064,972
Workiva, Inc.*	21,600	3,044,736
Xperi Holding Corp.	58,883	1,109,356
Yext, Inc.*	62,600	753,078
Zix Corp.*	22,600	159,782
Zuora, Inc., Class A*	48,200	799,156

		95,781,059

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	60,700	1,673,499
Avid Technology, Inc.*	20,800	601,536
Diebold Nixdorf, Inc.*	26,200	264,882
Quantum Corp.*	5,800	30,044
Super Micro Computer, Inc.*	25,600	936,192

		3,506,153

Total Information Technology		210,365,441

Materials (3.7%)
Chemicals (1.9%)
AdvanSix, Inc.*	13,400	532,650
American Vanguard Corp.	9,000	135,450
Amyris, Inc.*	86,300	1,184,899
Avient Corp.	48,200	2,234,070
Balchem Corp.	17,985	2,609,084
Cabot Corp.	29,000	1,453,480
Chase Corp.	3,900	398,385
Danimer Scientific, Inc.(x)*	35,500	580,070
Ecovyst, Inc.	16,200	188,892
Ferro Corp.*	52,173	1,061,199
FutureFuel Corp.	9,100	64,883
GCP Applied Technologies, Inc.*	20,900	458,128
Hawkins, Inc.	5,700	198,816
HB Fuller Co.	28,859	1,863,137
Ingevity Corp.*	24,100	1,720,017
Innospec, Inc.	13,600	1,145,392
Koppers Holdings, Inc.*	8,313	259,864
Kraton Corp.*	17,000	775,880
Kronos Worldwide, Inc.	12,700	157,607
Livent Corp.*	83,771	1,935,948
Minerals Technologies, Inc.	19,850	1,386,324
Orion Engineered Carbons SA*	33,700	614,351
Quaker Chemical Corp.	7,400	1,759,128
Rayonier Advanced Materials, Inc.*	14,300	107,250
Sensient Technologies Corp.	20,725	1,887,633
Stepan Co.	11,288	1,274,867
Tredegar Corp.	1,629	19,841
Trinseo SA	25,400	1,371,092
Tronox Holdings plc, Class A	49,000	1,207,850

		28,586,187

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	63,188	2,020,120
United States Lime & Minerals, Inc.	300	36,240

		2,056,360

Containers & Packaging (0.2%)
Greif, Inc., Class A	14,700	949,620
Greif, Inc., Class B	2,900	187,920
Myers Industries, Inc.	15,100	295,507
O-I Glass, Inc.*	90,400	1,290,008
Ranpak Holdings Corp.*	19,000	509,580
UFP Technologies, Inc.*	2,900	178,611

		3,411,246

Metals & Mining (1.2%)
Allegheny Technologies, Inc.*	70,900	1,179,067
Arconic Corp.*	57,400	1,810,396
Carpenter Technology Corp.	28,500	933,090
Century Aluminum Co.*	9,700	130,465
Coeur Mining, Inc.*	133,936	826,385
Commercial Metals Co.	65,900	2,007,314
Compass Minerals International, Inc.	19,400	1,249,360
Constellium SE*	63,400	1,190,652
Haynes International, Inc.	5,533	206,104
Hecla Mining Co.	302,409	1,663,250
Kaiser Aluminum Corp.	10,191	1,110,411
Materion Corp.	11,445	785,585
MP Materials Corp.(x)*	37,600	1,211,848
Novagold Resources, Inc.*	130,900	900,592
Olympic Steel, Inc.	6,600	160,776
Ryerson Holding Corp.	15,800	351,866
Schnitzer Steel Industries, Inc., Class A	10,400	455,624
SunCoke Energy, Inc.	18,510	116,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
TimkenSteel Corp.*	10,400	$136,032
Warrior Met Coal, Inc.	23,900	556,153
Worthington Industries, Inc.	20,480	1,079,296

		18,060,509

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	7,538	288,932
Domtar Corp.*	23,500	1,281,690
Glatfelter Corp.(x)	23,115	325,921
Neenah, Inc.	8,800	410,168
Schweitzer-Mauduit International, Inc.	16,964	587,972
Verso Corp., Class A	3,500	72,625

		2,967,308

Total Materials		55,081,610

Real Estate (6.9%)
Equity Real Estate Investment Trusts (REITs) (6.1%)
Acadia Realty Trust (REIT)	45,373	926,063
Agree Realty Corp. (REIT)	34,700	2,298,181
Alexander & Baldwin, Inc. (REIT)	42,186	988,840
Alexander’s, Inc. (REIT)	375	97,733
American Assets Trust, Inc. (REIT)	24,218	906,238
American Finance Trust, Inc. (REIT)	60,500	486,420
Apartment Investment and Management Co. (REIT), Class A	76,900	526,765
Apple Hospitality REIT, Inc. (REIT)	108,400	1,705,132
Armada Hoffler Properties, Inc. (REIT)	9,600	128,352
Brandywine Realty Trust (REIT)	87,600	1,175,592
Broadstone Net Lease, Inc. (REIT)(x)	73,400	1,821,054
BRT Apartments Corp. (REIT)	2,600	50,128
CareTrust REIT, Inc. (REIT)	54,013	1,097,544
CatchMark Timber Trust, Inc. (REIT), Class A	14,100	167,367
Centerspace (REIT)	6,949	656,680
Chatham Lodging Trust (REIT)*	19,500	238,875
City Office REIT, Inc. (REIT)	23,500	419,710
Clipper Realty, Inc. (REIT)	4,100	33,210
Columbia Property Trust, Inc. (REIT)	66,100	1,257,222
Community Healthcare Trust, Inc. (REIT)	12,200	551,318
CorePoint Lodging, Inc. (REIT)*	26,750	414,625
Corporate Office Properties Trust (REIT)	58,300	1,572,934
CTO Realty Growth, Inc. (REIT)	2,826	151,926
DiamondRock Hospitality Co. (REIT)*	115,298	1,089,566
DigitalBridge Group, Inc. (REIT)(x)*	280,100	1,689,003
Diversified Healthcare Trust (REIT)	124,300	421,377
Easterly Government Properties, Inc. (REIT)	38,100	787,146
EastGroup Properties, Inc. (REIT)	21,727	3,620,370
Empire State Realty Trust, Inc. (REIT), Class A	73,800	740,214
Equity Commonwealth (REIT)	60,500	1,571,790
Essential Properties Realty Trust, Inc. (REIT)	57,400	1,602,608
Farmland Partners, Inc. (REIT)	14,800	177,452
Four Corners Property Trust, Inc. (REIT)	46,300	1,243,618
Franklin Street Properties Corp. (REIT)	29,499	136,875
Getty Realty Corp. (REIT)	26,475	775,982
Gladstone Commercial Corp. (REIT)	5,000	105,150
Gladstone Land Corp. (REIT)(x)	900	20,493
Global Medical REIT, Inc. (REIT)	30,200	443,940
Global Net Lease, Inc. (REIT)	47,766	765,211
Healthcare Realty Trust, Inc. (REIT)	68,958	2,053,569
Hersha Hospitality Trust (REIT)*	8,819	82,281
Independence Realty Trust, Inc. (REIT)	48,700	991,045
Indus Realty Trust, Inc. (REIT)	619	43,392
Industrial Logistics Properties Trust (REIT)	44,973	1,142,764
Innovative Industrial Properties, Inc. (REIT)	12,000	2,774,040
iStar, Inc. (REIT)(x)	39,400	988,152
Kite Realty Group Trust (REIT)	47,157	960,117
Lexington Realty Trust (REIT)	165,286	2,107,396
LTC Properties, Inc. (REIT)	21,469	680,353
Macerich Co. (The) (REIT)	102,000	1,704,420
Mack-Cali Realty Corp. (REIT)*	51,100	874,832
Monmouth Real Estate Investment Corp. (REIT)	51,551	961,426
National Health Investors, Inc. (REIT)	23,728	1,269,448
National Storage Affiliates Trust (REIT)	41,000	2,164,390
NETSTREIT Corp. (REIT)	20,500	484,825
NexPoint Residential Trust, Inc. (REIT)	9,600	594,048
Office Properties Income Trust (REIT)	26,231	664,431
One Liberty Properties, Inc. (REIT)	6,133	186,995
Outfront Media, Inc. (REIT)	75,100	1,892,520
Paramount Group, Inc. (REIT)	96,400	866,636
Pebblebrook Hotel Trust (REIT)	78,412	1,757,213
Physicians Realty Trust (REIT)	118,000	2,079,160
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	1,247,988
PotlatchDeltic Corp. (REIT)	36,552	1,885,352
Preferred Apartment Communities, Inc. (REIT), Class A	8,400	102,732
PS Business Parks, Inc. (REIT)	11,580	1,815,049
Retail Opportunity Investments Corp. (REIT)	61,700	1,074,814
Retail Properties of America, Inc. (REIT), Class A	123,700	1,593,256
Retail Value, Inc. (REIT)	6,733	177,280
RLJ Lodging Trust (REIT)	96,886	1,439,726
RPT Realty (REIT)	28,400	362,384
Ryman Hospitality Properties, Inc. (REIT)*	28,234	2,363,186
Sabra Health Care REIT, Inc. (REIT)	119,323	1,756,435
Safehold, Inc. (REIT)	10,000	718,900
Saul Centers, Inc. (REIT)	4,100	180,646
Seritage Growth Properties (REIT), Class A(x)*	1,700	25,211
Service Properties Trust (REIT)	94,600	1,060,466
SITE Centers Corp. (REIT)	88,300	1,363,352
STAG Industrial, Inc. (REIT)	84,800	3,328,400
Summit Hotel Properties, Inc. (REIT)*	53,300	513,279
Sunstone Hotel Investors, Inc. (REIT)*	124,778	1,489,849
Tanger Factory Outlet Centers, Inc. (REIT)(x)	51,300	836,190
Terreno Realty Corp. (REIT)	37,300	2,358,479
UMH Properties, Inc. (REIT)	21,400	490,060
Uniti Group, Inc. (REIT)	104,700	1,295,139
Universal Health Realty Income Trust (REIT)	5,550	306,748
Urban Edge Properties (REIT)	64,100	1,173,671
Urstadt Biddle Properties, Inc. (REIT), Class A	9,389	177,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Washington REIT (REIT)	42,117	$1,042,396
Whitestone REIT (REIT)	6,900	67,482
Xenia Hotels & Resorts, Inc. (REIT)*	63,000	1,117,620

		91,549,981

Real Estate Management & Development (0.8%)
Cushman & Wakefield plc(x)*	57,996	1,079,306
eXp World Holdings, Inc.(x)	32,000	1,272,640
Forestar Group, Inc.*	7,333	136,614
FRP Holdings, Inc.*	4,000	223,680
Kennedy-Wilson Holdings, Inc.	69,624	1,456,534
Marcus & Millichap, Inc.*	15,900	645,858
Newmark Group, Inc., Class A	84,124	1,203,814
Rafael Holdings, Inc., Class B(x)*	600	18,438
RE/MAX Holdings, Inc., Class A	4,800	149,568
Realogy Holdings Corp.*	64,400	1,129,576
Redfin Corp.(x)*	53,897	2,700,240
RMR Group, Inc. (The), Class A	6,826	228,330
St Joe Co. (The)	18,100	762,010
Tejon Ranch Co.*	7,402	131,459

		11,138,067

Total Real Estate		102,688,048

Utilities (2.4%)
Electric Utilities (0.6%)
ALLETE, Inc.	28,423	1,691,737
MGE Energy, Inc.	20,079	1,475,806
Otter Tail Corp.	22,725	1,271,918
PNM Resources, Inc.	45,881	2,270,192
Portland General Electric Co.	45,432	2,134,850

		8,844,503

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A(x)	27,719	1,659,814
Chesapeake Utilities Corp.	8,950	1,074,447
New Jersey Resources Corp.	53,822	1,873,544
Northwest Natural Holding Co.	17,142	788,361
ONE Gas, Inc.	23,600	1,495,532
South Jersey Industries, Inc.	51,252	1,089,617
Southwest Gas Holdings, Inc.	32,736	2,189,384
Spire, Inc.	23,352	1,428,675

		11,599,374

Independent Power and Renewable Electricity Producers (0.3%)
Clearway Energy, Inc., Class A	15,300	431,460
Clearway Energy, Inc., Class C	41,682	1,261,714
Ormat Technologies, Inc.(x)	22,300	1,485,403
Sunnova Energy International, Inc.*	44,400	1,462,536

		4,641,113

Multi-Utilities (0.4%)
Avista Corp.	36,899	1,443,489
Black Hills Corp.	34,619	2,172,689
NorthWestern Corp.	27,978	1,603,139
Unitil Corp.	5,600	239,568

		5,458,885

Water Utilities (0.3%)
American States Water Co.	20,958	1,792,328
Artesian Resources Corp., Class A	3,800	145,046
California Water Service Group	27,600	1,626,468
Global Water Resources, Inc.	1,400	26,208
Middlesex Water Co.	7,100	729,738
SJW Group	14,900	984,294
York Water Co. (The)	3,300	144,144

		5,448,226

Total Utilities		35,992,101

Total Common Stocks (98.9%) (Cost $907,232,378)		1,481,022,629

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
4.000%, 6/15/23(e)	$13,000	12,936

Total Financials		12,936

Total Long-Term Debt Securities (0.0%) (Cost $13,662)		12,936

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	61,700	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	19,900	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	82,700	28,532
Alder Biopharmaceuticals, Inc., CVR (r)(x)*	47,700	31,482
Contra Aduro Biotech I, CVR (r)(x)*	11,260	—
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	—

		60,014

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR (r)*	17,500	7,087
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		7,087

Total Health Care		67,101

Total Rights (0.0%) (Cost $93,373)		67,101

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $15,371,500, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $15,678,914.(xx)	$15,371,483	15,371,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Cantor Fitzgerald & Co., 0.06%, dated 9/30/21, due 10/5/21, repurchase price $5,000,038, collateralized by various U.S. Government Agency Securities, ranging from 0.484%-6.000%, maturing 9/25/29-7/20/71; total market value $5,100,000.(xx)	$5,000,000	$5,000,000
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $6,200,026, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $6,323,999.(xx)	6,200,000	6,200,000
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $3,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $3,061,250.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $7,000,368, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $7,774,327.(xx)	7,000,000	7,000,000
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $15,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.000%, maturing 10/7/21-2/15/51; total market value $15,300,000.(xx)	15,000,000	15,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $1,000,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $1,020,051.(xx)	1,000,000	1,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $1,200,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $1,224,036.(xx)	1,200,000	1,200,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $200,001, collateralized by various Common Stocks; total market value $222,230.(xx)	200,000	200,000

Total Repurchase Agreements		53,971,483

Total Short-Term Investments (3.9%) (Cost $58,971,483)		58,971,483

Total Investments in Securities (102.8%) (Cost $966,310,896)		1,540,074,149
Other Assets Less Liabilities (-2.8%)		(41,516,729)

Net Assets (100%)		$1,498,557,420

*	Non-income producing.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $2,592,497 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $89,855,129. This was collateralized by $33,165,099 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.250%, maturing 10/5/21 - 2/15/51 and by cash of $58,971,483 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	153	12/2021	USD	16,836,120	(320,636)

					(320,636)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$50,903,551	$—	$—		$50,903,551
Consumer Discretionary	169,905,221	61,170	—		169,966,391
Consumer Staples	47,845,459	—	—		47,845,459
Energy	67,505,021	—	—		67,505,021
Financials	229,500,379	—	—		229,500,379
Health Care	296,615,949	—	192,672		296,808,621
Industrials	214,366,007	—	—		214,366,007
Information Technology	210,365,441	—	—		210,365,441
Materials	55,081,610	—	—		55,081,610
Real Estate	102,688,048	—	—		102,688,048
Utilities	35,992,101	—	—		35,992,101
Corporate Bond
Financials	—	12,936	—		12,936
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	67,101		67,101
Short-Term Investments
Investment Company	5,000,000	—	—		5,000,000
Repurchase Agreements	—	53,971,483	—		53,971,483

Total Assets	$1,485,768,787	$54,045,589	$259,773		$1,540,074,149

Liabilities:
Futures	$(320,636)	$—	$—		$(320,636)

Total Liabilities	$(320,636)	$—	$—		$(320,636)

Total	$1,485,448,151	$54,045,589	$259,773		$1,539,753,513

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$673,640,044
Aggregate gross unrealized depreciation	(107,411,336)

Net unrealized appreciation	$566,228,708

Federal income tax cost of investments in securities and derivative instruments, if applicable	$973,524,805

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (24.2%)
Entertainment (6.4%)
Activision Blizzard, Inc.	111,361	$8,618,228
Netflix, Inc.*	88,524	54,029,738
ROBLOX Corp., Class A(x)*	96,655	7,302,285
Sea Ltd. (ADR)*	192,146	61,242,695
Spotify Technology SA*	108,672	24,488,148

		155,681,094

Interactive Media & Services (17.8%)
Alphabet, Inc., Class A*	37,096	99,176,898
Alphabet, Inc., Class C*	31,588	84,191,812
Facebook, Inc., Class A*	428,431	145,405,197
IAC/InterActiveCorp*	13,519	1,761,390
Kuaishou Technology(m)(x)*	39,200	414,539
Match Group, Inc.*	123,497	19,387,794
Pinterest, Inc., Class A*	190,422	9,702,001
Snap, Inc., Class A*	793,413	58,609,418
Tencent Holdings Ltd.	268,000	15,713,971
Vimeo, Inc.*	64,042	1,880,914

		436,243,934

Total Communication Services		591,925,028

Consumer Discretionary (21.5%)
Auto Components (0.1%)
Aptiv plc*	17,663	2,631,257

Automobiles (3.3%)
Ferrari NV	89,860	18,791,523
Tesla, Inc.*	79,496	61,647,558

		80,439,081

Hotels, Restaurants & Leisure (2.6%)
Airbnb, Inc., Class A*	9,993	1,676,326
Booking Holdings, Inc.*	7,212	17,120,350
Chipotle Mexican Grill, Inc.*	9,931	18,049,791
DraftKings, Inc., Class A(x)*	151,441	7,293,399
Las Vegas Sands Corp.*	201,335	7,368,861
Wynn Resorts Ltd.*	155,705	13,195,999

		64,704,726

Internet & Direct Marketing Retail (12.3%)
Alibaba Group Holding Ltd. (ADR)*	119,144	17,639,269
Amazon.com, Inc.*	71,643	235,350,121
Coupang, Inc.*	254,951	7,100,386
DoorDash, Inc., Class A*	90,787	18,700,306
Farfetch Ltd., Class A*	277,227	10,390,468
Meituan, Class B(m)*	174,300	5,442,813
Pinduoduo, Inc. (ADR)*	60,134	5,452,350

		300,075,713

Specialty Retail (1.7%)
Carvana Co.*	32,843	9,903,478
Ross Stores, Inc.	292,848	31,876,505

		41,779,983

Textiles, Apparel & Luxury Goods (1.5%)
Lululemon Athletica, Inc.*	52,646	21,305,836
NIKE, Inc., Class B	106,484	15,464,671

		36,770,507

Total Consumer Discretionary		526,401,267

Financials (1.8%)
Capital Markets (1.7%)
MarketAxess Holdings, Inc.	9,810	4,126,969
MSCI, Inc.	11,471	6,978,268
S&P Global, Inc.	40,736	17,308,319
Tradeweb Markets, Inc., Class A	63,478	5,127,753
XP, Inc., Class A*	207,324	8,328,205

		41,869,514

Insurance (0.1%)
Bright Health Group, Inc.(x)*	131,684	1,074,541

Total Financials		42,944,055

Health Care (8.6%)
Biotechnology (0.4%)
Argenx SE (ADR)*	16,250	4,907,500
Incyte Corp.*	71,613	4,925,542

		9,833,042

Health Care Equipment & Supplies (3.1%)
Align Technology, Inc.*	8,979	5,974,896
Intuitive Surgical, Inc.*	38,814	38,586,938
Stryker Corp.	115,570	30,478,121

		75,039,955

Health Care Providers & Services (2.7%)
Anthem, Inc.	28,578	10,653,879
Cigna Corp.	50,127	10,033,420
HCA Healthcare, Inc.	99,532	24,158,407
Humana, Inc.	18,224	7,091,870
UnitedHealth Group, Inc.	38,945	15,217,369

		67,154,945

Life Sciences Tools & Services (0.5%)
Avantor, Inc.*	305,111	12,479,040

Pharmaceuticals (1.9%)
AstraZeneca plc (ADR)	246,245	14,789,475
Eli Lilly and Co.	133,372	30,815,600

		45,605,075

Total Health Care		210,112,057

Industrials (5.0%)
Aerospace & Defense (0.7%)
Airbus SE*	139,725	18,345,212

Air Freight & Logistics (0.8%)
FedEx Corp.	84,337	18,494,261

Airlines (0.3%)
Southwest Airlines Co.*	126,901	6,526,518

Commercial Services & Supplies (0.7%)
Cintas Corp.	45,515	17,325,740

Electrical Equipment (0.7%)
Generac Holdings, Inc.*	39,227	16,030,898

Industrial Conglomerates (1.0%)
Roper Technologies, Inc.	54,008	24,094,589

Professional Services (0.6%)
TransUnion	135,180	15,182,066

Road & Rail (0.2%)
Norfolk Southern Corp.	23,290	5,572,132

Total Industrials		121,571,416

Information Technology (38.5%)
Electronic Equipment, Instruments & Components (1.1%)
Teledyne Technologies, Inc.*	49,485	21,257,766
Zebra Technologies Corp., Class A*	9,950	5,128,429

		26,386,195

IT Services (9.5%)
Affirm Holdings, Inc.(x)*	38,510	4,587,696
Afterpay Ltd.*	231,486	20,026,123
Fiserv, Inc.*	220,688	23,944,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Global Payments, Inc.	113,563	$17,895,258
Mastercard, Inc., Class A	115,735	40,238,745
MongoDB, Inc.*	35,810	16,884,773
PayPal Holdings, Inc.*	93,568	24,347,329
Shopify, Inc., Class A*	9,187	12,455,551
Snowflake, Inc., Class A*	17,764	5,372,367
Square, Inc., Class A*	35,095	8,417,185
StoneCo Ltd., Class A*	96,528	3,351,452
Toast, Inc., Class A(x)*	10,158	507,392
Visa, Inc., Class A	241,665	53,830,879

		231,859,398

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*	191,713	19,727,268
ASML Holding NV (Registered) (NYRS)	50,483	37,615,388
NVIDIA Corp.	84,756	17,558,053
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	150,613	16,815,941

		91,716,650

Software (19.1%)
Avalara, Inc.*	53,434	9,338,660
Bill.com Holdings, Inc.*	8,512	2,272,278
Black Knight, Inc.*	157,818	11,362,896
Ceridian HCM Holding, Inc.*	49,041	5,522,997
Coupa Software, Inc.*	10,727	2,351,144
Datadog, Inc., Class A*	92,000	13,004,200
Intuit, Inc.	104,093	56,159,214
Microsoft Corp.	805,531	227,095,300
Paycom Software, Inc.*	14,205	7,042,129
salesforce.com, Inc.*	131,989	35,798,057
SentinelOne, Inc., Class A*	134,500	7,205,165
ServiceNow, Inc.*	55,439	34,498,027
Splunk, Inc.*	65,839	9,527,562
Trade Desk, Inc. (The), Class A*	117,501	8,260,320
UiPath, Inc., Class A(x)*	227,040	11,944,574
Workday, Inc., Class A*	27,245	6,808,253
Zoom Video Communications, Inc., Class A*	72,185	18,876,378

		467,067,154

Technology Hardware, Storage & Peripherals (5.1%)
Apple, Inc.	875,020	123,815,330

Total Information Technology		940,844,727

Materials (0.1%)
Chemicals (0.1%)
Linde plc	8,004	2,348,214

Total Materials		2,348,214

Total Common Stocks (99.7%) (Cost $1,084,116,788)		2,436,146,764

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	500,000	500,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $3,753,282, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $3,828,344.(xx)	$3,753,278	$3,753,278
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $600,003, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $612,000.(xx)	600,000	600,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $102,005.(xx)	100,000	100,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $59,139, collateralized by various Common Stocks; total market value $65,712.(xx)	59,139	59,139

Total Repurchase Agreements		4,512,417

Total Short-Term Investments (0.2%) (Cost $5,012,417)		5,012,417

Total Investments in Securities (99.9%) (Cost $1,089,129,205)		2,441,159,181
Other Assets Less Liabilities (0.1%)		1,612,367

Net Assets (100%)		$2,442,771,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $5,857,352 or 0.2% of net assets.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $20,196,463. This was collateralized by $15,544,029 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/5/21 - 5/15/50 and by cash of $5,012,417 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$575,796,518	$16,128,510	$—	$591,925,028
Consumer Discretionary	520,958,454	5,442,813	—	526,401,267
Financials	42,944,055	—	—	42,944,055
Health Care	210,112,057	—	—	210,112,057
Industrials	103,226,204	18,345,212	—	121,571,416
Information Technology	920,818,604	20,026,123	—	940,844,727
Materials	2,348,214	—	—	2,348,214
Short-Term Investments
Investment Company	500,000	—	—	500,000
Repurchase Agreements	—	4,512,417	—	4,512,417

Total Assets	$2,376,704,106	$64,455,075	$—	$2,441,159,181

Total Liabilities	$—	$—	$—	$—

Total	$2,376,704,106	$64,455,075	$—	$2,441,159,181

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,403,939,811
Aggregate gross unrealized depreciation	(52,312,564)

Net unrealized appreciation	$1,351,627,247

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,089,531,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.1%)
Internet & Direct Marketing Retail (0.1%)
Shop Apotheke Europe NV(m)*	847	$125,260

Total Consumer Discretionary		125,260

Consumer Staples (0.0%)
Food Products (0.0%)
Freshpet, Inc.*	253	36,101

Total Consumer Staples		36,101

Financials (0.6%)
Capital Markets (0.5%)
BCLS Acquisition Corp., Class A*	8,220	82,200
CM Life Sciences III, Inc.*	15,639	163,037
Dynamics Special Purpose Corp., Class A(x)*	13,193	131,138
Eucrates Biomedical Acquisition Corp.*	8,136	80,628
Frontier Acquisition Corp.*	8,744	86,303
FS Development Corp. II, Class A*	7,198	71,620
Health Sciences Acquisitions Corp. 2(x)*	9,046	89,465
Helix Acquisition Corp., Class A*	8,368	82,592
Orion Acquisition Corp.*	8,946	88,387
Revolution Healthcare Acquisition Corp.*	22,085	217,537

		1,092,907

Insurance (0.1%)
Bright Health Group, Inc.(x)*	46,181	376,837

Total Financials		1,469,744

Health Care (99.1%)
Biotechnology (32.8%)
AbbVie, Inc.	32,087	3,461,225
Abcam plc*	20,390	405,487
AC Immune SA(x)*	4,100	27,511
ACADIA Pharmaceuticals, Inc.*	20,216	335,788
Acceleron Pharma, Inc.*	18,591	3,199,511
ADC Therapeutics SA(x)*	14,071	382,168
Agios Pharmaceuticals, Inc.*	7,387	340,910
Akero Therapeutics, Inc.(x)*	5,029	112,398
Alector, Inc.*	8,716	198,899
Alkermes plc*	2,198	67,786
Allogene Therapeutics, Inc.*	14,746	378,972
Alnylam Pharmaceuticals, Inc.*	14,825	2,799,108
Amgen, Inc.	8,323	1,769,886
Amicus Therapeutics, Inc.*	7,300	69,715
Annexon, Inc.*	7,474	139,091
Apellis Pharmaceuticals, Inc.*	17,777	585,930
Arcutis Biotherapeutics, Inc.*	5,166	123,416
Argenx SE (ADR)*	10,309	3,113,318
Ascendis Pharma A/S (ADR)*	10,082	1,606,970
Avidity Biosciences, Inc.*	13,108	322,850
BeiGene Ltd. (ADR)*	3,524	1,279,212
Biogen, Inc.*	6,722	1,902,259
BioNTech SE (ADR)*	10,829	2,956,209
Blueprint Medicines Corp.*	9,275	953,563
Burning Rock Biotech Ltd. (ADR)*	8,454	151,158
C4 Therapeutics, Inc.(x)*	14,524	648,932
Celldex Therapeutics, Inc.*	9,453	510,367
Centessa Pharmaceuticals plc (ADR)(x)*	12,694	211,990
Cerevel Therapeutics Holdings, Inc.*	20,087	592,567
Cortexyme, Inc.(x)*	800	73,328
CRISPR Therapeutics AG*	3,524	394,441
CureVac NV(x)*	5,502	300,519
Day One Biopharmaceuticals, Inc.(x)*	5,736	136,115
Deciphera Pharmaceuticals, Inc.*	2,495	84,780
Denali Therapeutics, Inc.*	18,202	918,291
Design Therapeutics, Inc.(x)*	10,293	151,204
Dicerna Pharmaceuticals, Inc.*	10,841	218,555
Enanta Pharmaceuticals, Inc.*	2,700	153,387
Exact Sciences Corp.*	16,730	1,596,879
Exelixis, Inc.*	58,557	1,237,895
Fate Therapeutics, Inc.*	14,928	884,783
F-star Therapeutics, Inc.(x)*	8,823	64,584
Generation Bio Co.*	22,389	561,292
Genmab A/S*	2,874	1,255,606
Genmab A/S (ADR)*	600	26,220
Ginkgo Bioworks Holdings, Inc.(x)*	48,700	564,433
Global Blood Therapeutics, Inc.*	4,532	115,475
Ideaya Biosciences, Inc.*	10,189	259,718
IGM Biosciences, Inc.(x)*	4,660	306,442
Imago Biosciences, Inc.(x)*	8,805	176,364
Immuneering Corp., Class A(x)*	16,187	429,765
Immunocore Holdings plc (ADR)(x)*	4,373	162,107
Incyte Corp.*	30,061	2,067,596
Insmed, Inc.*	30,259	833,333
Intellia Therapeutics, Inc.*	6,529	875,865
Invitae Corp.(x)*	12,398	352,475
Ionis Pharmaceuticals, Inc.*	16,753	561,896
Iovance Biotherapeutics, Inc.*	18,637	459,588
IVERIC bio, Inc.*	33,015	536,164
Karuna Therapeutics, Inc.*	6,150	752,330
Kodiak Sciences, Inc.*	16,361	1,570,329
Kronos Bio, Inc.(x)*	6,614	138,629
Kymera Therapeutics, Inc.*	9,376	550,746
Lyell Immunopharma, Inc.(x)*	16,640	246,272
MaxCyte, Inc. (London stock Exchange)*	9,938	120,875
MaxCyte, Inc. (Nasdaq Stock Exchange)(x)*	5,249	64,090
MeiraGTx Holdings plc*	6,898	90,916
Mersana Therapeutics, Inc.*	11,162	105,258
Mirati Therapeutics, Inc.*	8,725	1,543,540
Moderna, Inc.*	16,009	6,161,224
Molecular Templates, Inc.*	9,753	65,443
Monte Rosa Therapeutics, Inc.(x)*	13,280	295,878
Morphic Holding, Inc.*	2,955	167,371
Neurocrine Biosciences, Inc.*	4,444	426,224
Novavax, Inc.*	3,626	751,706
Nurix Therapeutics, Inc.*	9,013	270,029
PMV Pharmaceuticals, Inc.*	2,500	74,500
Prelude Therapeutics, Inc.(x)*	4,600	143,750
Protagonist Therapeutics, Inc.*	6,920	122,622
Prothena Corp. plc*	14,236	1,014,030
PTC Therapeutics, Inc.*	6,403	238,256
Radius Health, Inc.*	8,890	110,325
RAPT Therapeutics, Inc.*	9,437	293,019
Recursion Pharmaceuticals, Inc., Class A(x)*	6,211	142,915
Regeneron Pharmaceuticals, Inc.*	5,620	3,401,112
REGENXBIO, Inc.*	2,900	121,568
Relay Therapeutics, Inc.*	4,516	142,389
Repare Therapeutics, Inc.(x)*	4,000	104,960
Replimune Group, Inc.*	15,265	452,455
REVOLUTION Medicines, Inc.*	11,378	313,009
Rocket Pharmaceuticals, Inc.*	12,222	365,316
Sage Therapeutics, Inc.*	5,451	241,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Sana Biotechnology, Inc.*	5,826	$131,202
Sarepta Therapeutics, Inc.*	4,263	394,242
Scholar Rock Holding Corp.*	12,453	411,198
Seagen, Inc.*	12,338	2,094,992
Seres Therapeutics, Inc.(x)*	7,748	53,926
Solid Biosciences, Inc.*	22,313	53,328
SpringWorks Therapeutics, Inc.*	3,526	223,689
Stoke Therapeutics, Inc.*	6,584	167,497
Syndax Pharmaceuticals, Inc.*	5,141	98,245
Tenaya Therapeutics, Inc.(x)*	8,483	175,174
Turning Point Therapeutics, Inc.*	6,591	437,840
Twist Bioscience Corp.*	5,984	640,108
Ultragenyx Pharmaceutical, Inc.*	19,111	1,723,621
uniQure NV*	8,235	263,602
Vertex Pharmaceuticals, Inc.*	18,967	3,440,424
Xencor, Inc.*	13,573	443,294
Zai Lab Ltd. (ADR)*	5,421	571,319
Zentalis Pharmaceuticals, Inc.*	11,335	755,364
Zymeworks, Inc.*	6,020	174,821

		77,262,802

Health Care Equipment & Supplies (22.8%)
Alcon, Inc.	7,935	642,811
AtriCure, Inc.*	4,436	308,524
Becton Dickinson and Co.	12,132	2,982,288
Cooper Cos., Inc. (The)	2,541	1,050,221
Danaher Corp.	30,060	9,151,466
Dentsply Sirona, Inc.	9,690	562,504
Dexcom, Inc.*	3,586	1,961,040
Hologic, Inc.*	35,738	2,637,822
ICU Medical, Inc.*	692	161,499
Inari Medical, Inc.*	2,289	185,638
Insulet Corp.*	4,343	1,234,411
Intuitive Surgical, Inc.*	9,225	9,171,034
iRhythm Technologies, Inc.*	3,468	203,086
Lantheus Holdings, Inc.*	15,361	394,470
Nevro Corp.*	3,798	442,011
Novocure Ltd.*	6,837	794,254
Ortho Clinical Diagnostics Holdings plc*	47,837	884,028
Outset Medical, Inc.*	9,447	467,060
Penumbra, Inc.*	7,179	1,913,204
PROCEPT BioRobotics Corp.*	3,300	125,895
Pulmonx Corp.(x)*	2,856	102,759
Quidel Corp.*	5,517	778,725
Sartorius AG (Preference)(q)	2,689	1,712,485
Shockwave Medical, Inc.*	10,421	2,145,475
STERIS plc	2,580	527,042
Stryker Corp.	21,227	5,597,984
Teleflex, Inc.	5,024	1,891,787
Warby Parker, Inc., Class A*	27,000	1,432,350
West Pharmaceutical Services, Inc.	8,018	3,403,962
Zimmer Biomet Holdings, Inc.	5,508	806,151

		53,671,986

Health Care Providers & Services (16.0%)
Accolade, Inc.*	6,762	285,153
Agiliti, Inc.*	20,174	384,113
agilon health, Inc.*	12,470	326,839
Alignment Healthcare, Inc.*	32,366	517,209
Anthem, Inc.	10,139	3,779,819
Centene Corp.*	56,135	3,497,772
Cigna Corp.	11,152	2,232,184
Guardant Health, Inc.*	11,078	1,384,861
HCA Healthcare, Inc.	14,621	3,548,809
Humana, Inc.	10,229	3,980,615
Molina Healthcare, Inc.*	8,309	2,254,315
Oak Street Health, Inc.(x)*	6,602	280,783
Option Care Health, Inc.*	21,453	520,450
Pennant Group, Inc. (The)*	8,287	232,782
Surgery Partners, Inc.*	11,037	467,306
UnitedHealth Group, Inc.	35,855	14,009,983

		37,702,993

Health Care Technology (3.0%)
Certara, Inc.*	13,327	441,124
Definitive Healthcare Corp.(x)*	7,568	324,137
Doximity, Inc., Class A*	31,440	2,537,208
Multiplan Corp.(x)*	24,952	140,480
Phreesia, Inc.*	15,309	944,565
Schrodinger, Inc.*	3,394	185,584
Sema4 Holdings Corp.(r)(x)*	16,297	115,036
Sophia Genetics SA(x)*	14,265	250,065
Veeva Systems, Inc., Class A*	7,427	2,140,239

		7,078,438

Life Sciences Tools & Services (12.6%)
10X Genomics, Inc., Class A*	6,669	970,873
Adaptive Biotechnologies Corp.*	16,245	552,168
Agilent Technologies, Inc.	27,834	4,384,690
Avantor, Inc.*	54,153	2,214,858
Berkeley Lights, Inc.*	7,250	141,810
Bio-Techne Corp.	1,500	726,855
Bruker Corp.	25,359	1,980,538
Evotec SE*	12,751	608,451
Lonza Group AG (Registered)	1,039	778,409
Maravai LifeSciences Holdings, Inc., Class A*	11,502	564,518
Mettler-Toledo International, Inc.*	637	877,378
Olink Holding AB (ADR)(x)*	20,790	504,157
Pacific Biosciences of California, Inc.*	37,928	969,060
Quanterix Corp.*	8,650	430,684
Quantum-Si, Inc.(x)*	22,200	185,148
Rapid Micro Biosystems, Inc., Class A*	7,704	142,293
Repligen Corp.*	1,728	499,375
Seer, Inc.(x)*	34,423	1,188,626
SomaLogic, Inc.(r)(x)*	46,035	541,855
Thermo Fisher Scientific, Inc.	17,643	10,079,975
Waters Corp.*	1,557	556,316
Wuxi Biologics Cayman, Inc.(m)*	45,000	727,347

		29,625,384

Pharmaceuticals (11.9%)
Arvinas, Inc.*	6,940	570,329
AstraZeneca plc (ADR)	80,669	4,844,980
ATAI Life Sciences NV(x)*	6,911	102,214
Atea Pharmaceuticals, Inc.(x)*	14,215	498,378
Cara Therapeutics, Inc.*	10,046	155,211
Catalent, Inc.*	10,004	1,331,232
Daiichi Sankyo Co. Ltd.	17,200	458,858
DICE Therapeutics, Inc.(x)*	5,816	190,474
Eisai Co. Ltd.	5,800	436,771
Elanco Animal Health, Inc.*	15,013	478,765
Eli Lilly and Co.	27,311	6,310,207
Longboard Pharmaceuticals, Inc.(x)*	6,852	61,051
Merck & Co., Inc.	55,090	4,137,810
Merck KGaA	6,181	1,344,114
NGM Biopharmaceuticals, Inc.*	4,589	96,461
Pfizer, Inc.	92,560	3,981,006
Reata Pharmaceuticals, Inc., Class A*	3,127	314,607
Roche Holding AG	5,578	2,035,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Royalty Pharma plc, Class A	22,153	$800,609

		28,148,510

Total Health Care		233,490,113

Total Common Stocks (99.8%) (Cost $155,891,022)		235,121,218

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Progenics Pharmaceuticals, Inc., CVR(r)(x)* (Cost $—)	13,100	2,297

	Number of	Value
	Warrants	(Note 1)
WARRANTS:
Health Care (0.0%)
Health Care Technology (0.0%)
Sema4 Holdings Corp., expiring 9/24/27*	3,332	7,064

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26*	1,418	4,892

Total Health Care		11,956

Total Warrants (0.0%) (Cost $—)		11,956

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreement (1.9%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $4,505,727, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $4,595,838.(xx)	$4,505,723	4,505,723

Total Short-Term Investments (2.3%) (Cost $5,505,723)		5,505,723

Total Investments in Securities (102.1%) (Cost $161,396,745)		240,641,194
Other Assets Less Liabilities (-2.1%)		(5,001,881)

Net Assets (100%)		$235,639,313

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $852,607 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021..

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $6,638,443. This was collateralized by $1,315,700 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/7/21 - 8/15/50 and by cash of $5,505,723 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$125,260	$—	$125,260
Consumer Staples	36,101	—	—	36,101
Financials	1,469,744	—	—	1,469,744
Health Care	222,306,575	10,526,647	656,891	233,490,113
Rights
Health Care	—	—	2,297	2,297
Short-Term Investments
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreement	—	4,505,723	—	4,505,723
Warrants
Health Care	11,956	—	—	11,956

Total Assets	$224,824,376	$15,157,630	$659,188	$240,641,194

Total Liabilities	$—	$—	$—	$—

Total	$224,824,376	$15,157,630	$659,188	$240,641,194

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,564,686
Aggregate gross unrealized depreciation	(6,086,535)

Net unrealized appreciation	$78,478,151

Federal income tax cost of investments in securities and derivative instruments, if applicable	$162,163,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Interactive Media & Services (2.4%)
Twitter, Inc.*	688,791	$41,596,088

Total Communication Services		41,596,088

Consumer Discretionary (8.1%)
Auto Components (2.4%)
Cie Generale des Etablissements Michelin SCA (ADR)	1,342,608	41,218,066

Household Durables (5.7%)
Lennar Corp., Class A	514,381	48,187,212
Sony Group Corp. (ADR)(x)	467,868	51,736,843

		99,924,055

Total Consumer Discretionary		141,142,121

Consumer Staples (6.8%)
Beverages (2.0%)
Coca-Cola Co. (The)	660,000	34,630,200

Food & Staples Retailing (0.9%)
Walgreens Boots Alliance, Inc.	353,631	16,638,338

Food Products (1.7%)
Tyson Foods, Inc., Class A	373,340	29,471,460

Household Products (2.2%)
Procter & Gamble Co. (The)	271,247	37,920,331

Total Consumer Staples		118,660,329

Energy (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Cabot Oil & Gas Corp.	1,612,275	35,083,104
Phillips 66	310,103	21,716,513

Total Energy		56,799,617

Financials (17.4%)
Banks (7.8%)
Commerce Bancshares, Inc.	327,281	22,804,940
Cullen/Frost Bankers, Inc.	262,684	31,159,576
East West Bancorp, Inc.	228,699	17,733,321
Mitsubishi UFJ Financial Group, Inc. (ADR)(x)	3,352,813	19,882,181
PNC Financial Services Group, Inc. (The)	227,481	44,504,383

		136,084,401

Capital Markets (2.4%)
Ameriprise Financial, Inc.	159,300	42,074,316

Consumer Finance (3.3%)
Capital One Financial Corp.	355,565	57,590,863

Insurance (3.9%)
Chubb Ltd.	170,446	29,568,972
Cincinnati Financial Corp.	330,572	37,757,934

		67,326,906

Total Financials		303,076,486

Health Care (14.5%)
Biotechnology (2.1%)
Amgen, Inc.	174,100	37,022,365

Health Care Equipment & Supplies (9.0%)
Alcon, Inc.	475,793	38,287,063
Danaher Corp.	254,107	77,360,335
Medtronic plc	332,693	41,703,068

		157,350,466

Pharmaceuticals (3.4%)
Elanco Animal Health, Inc.*	1,014,944	32,366,564
Novartis AG (ADR)	321,200	26,267,736

		58,634,300

Total Health Care		253,007,131

Industrials (11.9%)
Aerospace & Defense (1.8%)
General Dynamics Corp.	155,400	30,463,062

Building Products (2.6%)
Johnson Controls International plc	674,080	45,891,366

Industrial Conglomerates (2.4%)
Honeywell International, Inc.	198,449	42,126,754

Machinery (5.1%)
Parker-Hannifin Corp.	157,971	44,171,851
Xylem, Inc.	360,058	44,531,974

		88,703,825

Total Industrials		207,185,007

Information Technology (19.2%)
IT Services (2.4%)
PayPal Holdings, Inc.*	161,446	42,009,864

Semiconductors & Semiconductor Equipment (5.2%)
Microchip Technology, Inc.	318,961	48,957,324
QUALCOMM, Inc.	326,306	42,086,948

		91,044,272

Software (11.6%)
Adobe, Inc.*	121,714	70,073,184
ANSYS, Inc.*	161,424	54,956,801
Microsoft Corp.	269,178	75,886,661

		200,916,646

Total Information Technology		333,970,782

Materials (9.4%)
Chemicals (6.9%)
Corteva, Inc.	1,114,484	46,897,487
Ecolab, Inc.	197,750	41,254,605
RPM International, Inc.	411,306	31,937,911

		120,090,003

Construction Materials (2.5%)
Martin Marietta Materials, Inc.	126,146	43,101,565

Total Materials		163,191,568

Real Estate (4.6%)
Equity Real Estate Investment Trusts (REITs) (4.6%)
Crown Castle International Corp. (REIT)	241,916	41,928,881
Equity LifeStyle Properties, Inc. (REIT)	247,900	19,360,990
Sun Communities, Inc. (REIT)	103,843	19,221,339

Total Real Estate		80,511,210

Total Common Stocks (97.6%) (Cost $1,516,959,801)		1,699,140,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	$5,000,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (2.8%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $14,186,625, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $14,470,343. (xx)	$14,186,609	14,186,609
Cantor Fitzgerald & Co., 0.06%, dated 9/30/21, due 10/5/21, repurchase price $5,000,038, collateralized by various U.S. Government Agency Securities, ranging from 0.484%-6.000%, maturing 9/25/29-7/20/71; total market value $5,100,000. (xx)	5,000,000	5,000,000
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $7,400,031, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $7,547,999. (xx)	7,400,000	7,400,000
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $10,830,300, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $11,046,897. (xx)	10,830,291	10,830,291
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $2,000,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $2,040,833. (xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $10,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 10/28/21-2/15/41; total market value $10,200,000. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		49,416,900

Total Short-Term Investments (3.1%) (Cost $54,416,900)		54,416,900

Total Investments in Securities (100.7%) (Cost $1,571,376,701)		1,753,557,239
Other Assets Less Liabilities (-0.7%)		(12,863,240)

Net Assets (100%)		$1,740,693,999

*	Non-income producing.
(x)	All or a portion of security is on loan at September 30, 2021.
(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $52,522,898. This was collateralized by $74,690 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/7/21 – 2/15/49 and by cash of $54,416,900 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$41,596,088	$—	$—	$41,596,088
Consumer Discretionary	141,142,121	—	—	141,142,121
Consumer Staples	118,660,329	—	—	118,660,329
Energy	56,799,617	—	—	56,799,617
Financials	303,076,486	—	—	303,076,486
Health Care	253,007,131	—	—	253,007,131
Industrials	207,185,007	—	—	207,185,007
Information Technology	333,970,782	—	—	333,970,782
Materials	163,191,568	—	—	163,191,568
Real Estate	80,511,210	—	—	80,511,210
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	49,416,900	—	49,416,900

Total Assets	$1,704,140,339	$49,416,900	$—	$1,753,557,239

Total Liabilities	$—	$—	$—	$—

Total	$1,704,140,339	$49,416,900	$—	$1,753,557,239

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,228,098
Aggregate gross unrealized depreciation	(32,396,511)

Net unrealized appreciation	$177,831,587

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,575,725,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (84.6%)
Energy Equipment & Services (2.1%)
Tenaris SA	134,138	$1,414,543
Tenaris SA (ADR)	16,931	357,413

		1,771,956

Oil, Gas & Consumable Fuels (82.5%)
ARC Resources Ltd.	37,436	350,833
BP plc	717,353	3,249,643
BP plc (ADR)	28,169	769,859
Cabot Oil & Gas Corp.	74,438	1,619,771
Chesapeake Energy Corp.	29,415	1,811,670
Chevron Corp.	36,239	3,676,446
Cimarex Energy Co.	23,074	2,012,053
ConocoPhillips	63,854	4,327,385
Enbridge, Inc.	95,838	3,818,084
EOG Resources, Inc.	11,612	932,095
Equinor ASA	166,777	4,250,042
Exxon Mobil Corp.	63,503	3,735,246
Hess Corp.	43,160	3,371,228
LUKOIL PJSC (ADR)	41,367	3,915,800
Marathon Petroleum Corp.	66,290	4,097,385
Petroleo Brasileiro SA	379,400	1,954,216
Pioneer Natural Resources Co.	24,425	4,067,007
Royal Dutch Shell plc, Class A	395,169	8,730,037
Royal Dutch Shell plc, Class B	48,071	1,064,980
Royal Dutch Shell plc (ADR), Class B	2,146	95,003
TC Energy Corp. (New York Stock Exchange)(x)	18,463	887,886
TC Energy Corp. (Toronto Stock Exchange)(x)	41,309	1,988,155
TotalEnergies SE	108,393	5,194,093
TotalEnergies SE (ADR)	59,676	2,860,271
Williams Cos., Inc. (The)	89,136	2,312,188

		71,091,376

Total Energy		72,863,332

Utilities (14.2%)
Electric Utilities (8.5%)
American Electric Power Co., Inc.	6,617	537,168
Avangrid, Inc.	6,483	315,074
Duke Energy Corp.	10,444	1,019,230
Edison International	10,042	557,030
Enel SpA	93,011	714,095
Exelon Corp.	16,450	795,193
FirstEnergy Corp.	20,330	724,155
Iberdrola SA	68,122	680,373
NextEra Energy, Inc.	12,047	945,930
Pinnacle West Capital Corp.	3,510	253,984
Southern Co. (The)	12,314	763,098

		7,305,330

Gas Utilities (0.3%)
China Gas Holdings Ltd.	86,200	254,186

Independent Power and Renewable Electricity Producers (2.2%)
China Longyuan Power Group Corp. Ltd., Class H	768,000	1,876,626

Multi-Utilities (3.2%)
CenterPoint Energy, Inc.	13,934	342,776
Engie SA	73,456	964,073
National Grid plc	50,762	603,829
RWE AG	10,784	381,229
Sempra Energy	4,157	525,861

		2,817,768

Total Utilities		12,253,910

Total Common Stocks (98.8%) (Cost $74,429,719)		85,117,242

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (2.9%)
Deutsche Bank Securities, Inc., 0.03%, dated 9/30/21, due 10/1/21, repurchase price $2,511,167, collateralized by various U.S. Government Treasury Securities, 0.875%, maturing 6/30/26; total market value $2,561,388.(xx)	$2,511,165	2,511,165

Total Short-Term Investment (2.9%) (Cost $2,511,165)		2,511,165

Total Investments in Securities (101.7%) (Cost $76,940,884)		87,628,407
Other Assets Less Liabilities (-1.7%)		(1,493,063)

Net Assets (100%)		$86,135,344

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $2,409,144. This was collateralized by cash of $2,511,165 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Brazil	2.3%
Canada	8.2
China	2.5
France	10.5
Germany	0.4
Italy	0.8
Netherlands	11.5
Norway	4.9
Russia	4.5
Spain	0.8
United Kingdom	5.4
United States	49.9
Cash and Other	(1.7)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Energy	$48,959,994	$23,903,338	$—	$72,863,332
Utilities	6,779,499	5,474,411	—	12,253,910
Short-Term Investment
Repurchase Agreement	—	2,511,165	—	2,511,165

Total Assets	$55,739,493	$31,888,914	$—	$87,628,407

Total Liabilities	$—	$—	$—	$—

Total	$55,739,493	$31,888,914	$—	$87,628,407

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,657,990
Aggregate gross unrealized depreciation	(2,265,663)

Net unrealized appreciation	$10,392,327

Federal income tax cost of investments in securities and derivative instruments, if applicable	$77,236,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.1%)
Diversified Telecommunication Services (0.0%)
Cogent Communications Holdings, Inc.	2,600	$184,184
Iridium Communications, Inc.*	4,900	195,265

		379,449

Entertainment (1.6%)
Liberty Media Corp.-Liberty Formula One, Class C*	17,651	907,438
Live Nation Entertainment, Inc.*	14,170	1,291,312
Madison Square Garden Entertainment Corp.*	27,961	2,031,926
Madison Square Garden Sports Corp., Class A*	18,320	3,406,604
Netflix, Inc.*	20,495	12,508,918
Playtika Holding Corp.*	10,127	279,809
Roku, Inc.*	3,400	1,065,390
Sea Ltd. (ADR)*	2,717	865,989
Skillz, Inc.(x)*	10,200	100,164
Spotify Technology SA*	16,308	3,674,845
Take-Two Interactive Software, Inc.*	1,200	184,884
Walt Disney Co. (The)*	2,800	473,676
Warner Music Group Corp., Class A	10,111	432,144
World Wrestling Entertainment, Inc., Class A	33,979	1,911,659
Zynga, Inc., Class A*	32,200	242,466

		29,377,224

Interactive Media & Services (10.4%)
Alphabet, Inc., Class A*	20,466	54,716,260
Alphabet, Inc., Class C*	10,030	26,733,059
Facebook, Inc., Class A*	154,276	52,359,732
IAC/InterActiveCorp*	8,546	1,113,458
Match Group, Inc.*	45,332	7,116,671
Pinterest, Inc., Class A*	31,300	1,594,735
Snap, Inc., Class A*	238,915	17,648,651
Tencent Holdings Ltd. (ADR)	45,884	2,742,487
Twitter, Inc.*	183,454	11,078,787
Vimeo, Inc.*	24,072	706,995
Zillow Group, Inc., Class A*	1,700	150,586
Zillow Group, Inc., Class C(x)*	4,900	431,886
ZoomInfo Technologies, Inc., Class A*	141,300	8,646,147

		185,039,454

Media (2.0%)
Altice USA, Inc., Class A*	7,000	145,040
AMC Networks, Inc., Class A*	62,288	2,901,998
Cable One, Inc.	200	362,626
Charter Communications, Inc., Class A*	3,918	2,850,580
Comcast Corp., Class A	228,042	12,754,389
Discovery, Inc., Class A(x)*	103,311	2,622,033
Discovery, Inc., Class C*	27,953	678,419
Liberty Broadband Corp., Class A*	26,390	4,442,757
Liberty Broadband Corp., Class C*	18,696	3,228,799
Liberty Media Corp.-Liberty SiriusXM, Class A*	38,952	1,837,366
Liberty Media Corp.-Liberty SiriusXM, Class C*	71,205	3,380,101
Nexstar Media Group, Inc., Class A	1,400	212,744

		35,416,852

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	17,780	2,271,573

Total Communication Services		252,484,552

Consumer Discretionary (12.3%)
Auto Components (0.2%)
Aptiv plc*	15,223	2,267,770
Fox Factory Holding Corp.*	1,300	187,902
QuantumScape Corp.(x)*	7,000	171,780

		2,627,452

Automobiles (1.1%)
Tesla, Inc.*	23,737	18,407,569
Thor Industries, Inc.	1,800	220,968

		18,628,537

Distributors (0.0%)
Pool Corp.	1,212	526,505
Diversified Consumer Services (0.0%)
2U, Inc.*	2,000	67,140
Bright Horizons Family Solutions, Inc.*	2,000	278,840
Chegg, Inc.*	4,800	326,496

		672,476

Hotels, Restaurants & Leisure (2.4%)
Bloomin’ Brands, Inc.*	6,400	160,000
Booking Holdings, Inc.*	2,188	5,194,028
Boyd Gaming Corp.*	3,300	208,758
Caesars Entertainment, Inc.*	4,400	494,032
Chipotle Mexican Grill, Inc.*	5,629	10,230,820
Choice Hotels International, Inc.	1,600	202,192
Churchill Downs, Inc.	1,400	336,112
Darden Restaurants, Inc.	2,600	393,822
Domino’s Pizza, Inc.	1,208	576,168
DraftKings, Inc., Class A(x)*	29,325	1,412,292
Expedia Group, Inc.*	4,200	688,380
Hilton Worldwide Holdings, Inc.*	5,500	726,605
Las Vegas Sands Corp.*	9,837	360,034
Marriott International, Inc., Class A*	8,100	1,199,529
McDonald’s Corp.	3,968	956,724
MGM Resorts International	106,260	4,585,119
Penn National Gaming, Inc.*	3,268	236,799
Planet Fitness, Inc., Class A*	4,000	314,200
Red Rock Resorts, Inc., Class A*	4,800	245,856
Scientific Games Corp., Class A*	3,400	282,438
Starbucks Corp.	35,193	3,882,140
Texas Roadhouse, Inc.	2,900	264,857
Travel + Leisure Co.	3,300	179,949
Vail Resorts, Inc.*	1,200	400,860
Wendy’s Co. (The)	9,500	205,960
Wingstop, Inc.	49,500	8,114,535
Wyndham Hotels & Resorts, Inc.	2,700	208,413
Wynn Resorts Ltd.*	3,158	267,641
Yum China Holdings, Inc.	4,100	238,251
Yum! Brands, Inc.	2,362	288,896

		42,855,410

Household Durables (0.1%)
DR Horton, Inc.	4,100	344,277
Helen of Troy Ltd.*	1,000	224,680
iRobot Corp.(x)*	990	77,715
NVR, Inc.*	100	479,408
PulteGroup, Inc.	3,700	169,904
Tempur Sealy International, Inc.	5,400	250,614
Toll Brothers, Inc.	3,500	193,515
TopBuild Corp.*	1,400	286,734

		2,026,847

Internet & Direct Marketing Retail (4.9%)
Alibaba Group Holding Ltd. (ADR)*	8,675	1,284,334
Amazon.com, Inc.*	23,068	75,779,303
Coupang, Inc.*	33,282	926,904
DoorDash, Inc., Class A*	5,923	1,220,019
eBay, Inc.	20,300	1,414,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Etsy, Inc.*	3,700	$769,452
Farfetch Ltd., Class A*	18,581	696,416
MercadoLibre, Inc.*	2,704	4,541,097
Stitch Fix, Inc., Class A*	3,300	131,835
Wayfair, Inc., Class A*	1,200	306,612

		87,070,273

Leisure Products (0.1%)
Brunswick Corp.	2,100	200,067
Mattel, Inc.*	10,800	200,448
Peloton Interactive, Inc., Class A*	7,900	687,695
Polaris, Inc.	2,200	263,252
YETI Holdings, Inc.*	3,300	282,777

		1,634,239

Multiline Retail (0.5%)
Dollar General Corp.	15,017	3,185,706
Nordstrom, Inc.(x)*	5,700	150,765
Target Corp.	24,000	5,490,480

		8,826,951

Specialty Retail (1.7%)
American Eagle Outfitters, Inc.	5,400	139,320
AutoZone, Inc.*	91	154,517
Bath & Body Works, Inc.	4,100	258,423
Best Buy Co., Inc.	1,800	190,278
Burlington Stores, Inc.*	1,800	510,426
CarMax, Inc.*	2,299	294,180
Carvana Co.*	8,714	2,627,619
Five Below, Inc.*	2,400	424,344
Floor & Decor Holdings, Inc., Class A*	3,600	434,844
GameStop Corp., Class A(x)*	1,800	315,846
Home Depot, Inc. (The)	32,093	10,534,848
Leslie’s, Inc.*	8,133	167,052
Lithia Motors, Inc., Class A	600	190,224
Lowe’s Cos., Inc.	21,392	4,339,581
O’Reilly Automotive, Inc.*	596	364,192
Petco Health & Wellness Co., Inc.(x)*	10,048	212,013
RH*	500	333,455
Ross Stores, Inc.	42,295	4,603,811
TJX Cos., Inc. (The)	35,986	2,374,356
Tractor Supply Co.	4,328	876,896
Ulta Beauty, Inc.*	1,604	578,916
Victoria’s Secret & Co.*	1,366	75,485
Vroom, Inc.(x)*	4,700	103,729
Williams-Sonoma, Inc.	1,100	195,063

		30,299,418

Textiles, Apparel & Luxury Goods (1.3%)
Columbia Sportswear Co.	2,000	191,680
Crocs, Inc.*	2,100	301,308
Deckers Outdoor Corp.*	600	216,120
Hanesbrands, Inc.	10,800	185,328
Lululemon Athletica, Inc.*	38,007	15,381,433
NIKE, Inc., Class B	46,547	6,760,021
Skechers USA, Inc., Class A*	4,100	172,692
Tapestry, Inc.	4,700	173,994
VF Corp.	6,204	415,606

		23,798,182

Total Consumer Discretionary		218,966,290

Consumer Staples (1.8%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	400	203,900
Brown-Forman Corp., Class A	3,700	231,879
Brown-Forman Corp., Class B	2,710	181,597
Coca-Cola Co. (The)	81,854	4,294,879
Monster Beverage Corp.*	11,473	1,019,147
PepsiCo, Inc.	34,218	5,146,729

		11,078,131

Food & Staples Retailing (0.7%)
BJ’s Wholesale Club Holdings, Inc.*	6,000	329,520
Costco Wholesale Corp.	24,336	10,935,382
Sysco Corp.	14,566	1,143,431

		12,408,333

Food Products (0.1%)
Beyond Meat, Inc.(x)*	1,800	189,468
Darling Ingredients, Inc.*	3,100	222,890
Freshpet, Inc.*	1,500	214,035
Hershey Co. (The)	3,538	598,806
Kellogg Co.	3,300	210,936
Lamb Weston Holdings, Inc.	3,200	196,384
Lancaster Colony Corp.	1,300	219,453

		1,851,972

Household Products (0.2%)
Church & Dwight Co., Inc.	2,376	196,187
Clorox Co. (The)	3,784	626,668
Colgate-Palmolive Co.	13,200	997,656
Kimberly-Clark Corp.	5,100	675,444

		2,495,955

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	6,882	2,064,118

Tobacco (0.1%)
Altria Group, Inc.	30,725	1,398,602

Total Consumer Staples		31,297,111

Energy (0.4%)
Energy Equipment & Services (0.0%)
Core Laboratories NV	32,132	891,663
Halliburton Co.	8,500	183,770

		1,075,433

Oil, Gas & Consumable Fuels (0.4%)
Cheniere Energy, Inc.*	7,200	703,224
ConocoPhillips	56,680	3,841,204
Continental Resources, Inc.	5,300	244,595
Diamondback Energy, Inc.	2,600	246,142
EOG Resources, Inc.	2,300	184,621
Hess Corp.	2,300	179,653
New Fortress Energy, Inc.(x)	5,000	138,750
Occidental Petroleum Corp.	6,500	192,270
Ovintiv, Inc.	6,400	210,432
Pioneer Natural Resources Co.	2,900	482,879
Texas Pacific Land Corp.	200	241,872

		6,665,642

Total Energy		7,741,075

Financials (2.3%)
Banks (0.2%)
Citizens Financial Group, Inc.	4,300	202,014
First Financial Bankshares, Inc.	4,800	220,560
SVB Financial Group*	5,710	3,693,685
Western Alliance Bancorp	2,100	228,522

		4,344,781

Capital Markets (1.1%)
Ameriprise Financial, Inc.	1,900	501,828
Ares Management Corp.	5,300	391,299
Blackstone, Inc., Class A	20,300	2,361,702
Charles Schwab Corp. (The)	14,141	1,030,030
FactSet Research Systems, Inc.	1,576	622,173
Goldman Sachs Group, Inc. (The)	600	226,818
LPL Financial Holdings, Inc.	2,400	376,224
MarketAxess Holdings, Inc.	2,083	876,297
Moody’s Corp.	5,097	1,809,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley	45,750	$4,451,933
Morningstar, Inc.	800	207,224
MSCI, Inc.	1,669	1,015,319
Raymond James Financial, Inc.	2,250	207,630
S&P Global, Inc.	8,492	3,608,166
T. Rowe Price Group, Inc.	2,744	539,745
XP, Inc., Class A*	10,608	426,123

		18,652,507

Consumer Finance (0.8%)
American Express Co.	12,400	2,077,372
Credit Acceptance Corp.(x)*	500	292,650
Discover Financial Services	5,000	614,250
Synchrony Financial	4,100	200,408
Upstart Holdings, Inc.*	37,241	11,784,542

		14,969,222

Insurance (0.2%)
Aon plc, Class A	3,959	1,131,364
Arch Capital Group Ltd.*	5,200	198,536
Brown & Brown, Inc.	5,000	277,250
Erie Indemnity Co., Class A	1,100	196,262
Lincoln National Corp.	3,200	220,000
Markel Corp.*	200	239,026
Marsh & McLennan Cos., Inc.	1,801	272,725
RenaissanceRe Holdings Ltd.	1,200	167,280

		2,702,443

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A(x)	12,300	197,292

Total Financials		40,866,245

Health Care (12.4%)
Biotechnology (3.6%)
AbbVie, Inc.	86,032	9,280,272
ACADIA Pharmaceuticals, Inc.*	4,400	73,084
Acceleron Pharma, Inc.*	2,000	344,200
Agios Pharmaceuticals, Inc.*	20,471	944,737
Allogene Therapeutics, Inc.*	4,700	120,790
Alnylam Pharmaceuticals, Inc.*	3,500	660,835
Amgen, Inc.	34,461	7,328,132
Amicus Therapeutics, Inc.*	11,000	105,050
Arrowhead Pharmaceuticals, Inc.*	3,800	237,234
Ascendis Pharma A/S (ADR)*	25,880	4,125,013
Biogen, Inc.*	46,774	13,236,574
Biohaven Pharmaceutical Holding Co. Ltd.*	2,900	402,839
Blueprint Medicines Corp.*	2,700	277,587
Bridgebio Pharma, Inc.(x)*	6,100	285,907
ChemoCentryx, Inc.*	3,600	61,560
Clovis Oncology, Inc.(x)*	5,800	25,868
CureVac NV(x)*	3,500	191,170
Deciphera Pharmaceuticals, Inc.*	3,200	108,736
Denali Therapeutics, Inc.*	2,700	136,215
Exact Sciences Corp.*	5,127	489,372
Exelixis, Inc.*	8,600	181,804
Fate Therapeutics, Inc.*	3,000	177,810
FibroGen, Inc.*	3,200	32,704
Heron Therapeutics, Inc.*	6,100	65,209
Horizon Therapeutics plc*	2,100	230,034
ImmunoGen, Inc.*	17,169	97,348
Incyte Corp.*	13,684	941,186
Insmed, Inc.*	7,200	198,288
Intercept Pharmaceuticals, Inc.(x)*	100	1,485
Invitae Corp.(x)*	7,400	210,382
Ionis Pharmaceuticals, Inc.*	66,182	2,219,744
Iovance Biotherapeutics, Inc.*	7,000	172,620
Ironwood Pharmaceuticals, Inc.*	8,500	111,010
Karuna Therapeutics, Inc.*	1,900	232,427
Ligand Pharmaceuticals, Inc.*	913	127,199
Madrigal Pharmaceuticals, Inc.*	600	47,874
Mirati Therapeutics, Inc.*	1,900	336,129
Moderna, Inc.*	10,100	3,887,086
Natera, Inc.*	2,200	245,168
Neurocrine Biosciences, Inc.*	3,946	378,461
Novavax, Inc.*	2,200	456,082
PTC Therapeutics, Inc.*	3,800	141,398
Puma Biotechnology, Inc.*	4,600	32,246
Radius Health, Inc.*	2,600	32,266
Regeneron Pharmaceuticals, Inc.*	332	200,920
REGENXBIO, Inc.*	2,500	104,800
Sana Biotechnology, Inc.(x)*	801	18,038
Sangamo Therapeutics, Inc.*	1,980	17,840
Sarepta Therapeutics, Inc.*	3,300	305,184
Seagen, Inc.*	4,000	679,200
Twist Bioscience Corp.*	1,500	160,455
Ultragenyx Pharmaceutical, Inc.*	22,370	2,017,550
Vertex Pharmaceuticals, Inc.*	60,255	10,929,654
Vir Biotechnology, Inc.*	4,200	182,784
Xencor, Inc.*	4,700	153,502

		63,761,062

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	25,900	3,059,567
ABIOMED, Inc.*	1,848	601,561
Accuray, Inc.*	2,250	8,888
Align Technology, Inc.*	7,102	4,725,884
Atrion Corp.	66	46,035
Becton Dickinson and Co.	5,825	1,431,902
Boston Scientific Corp.*	72,460	3,144,039
Danaher Corp.	1,000	304,440
Dexcom, Inc.*	18,800	10,280,968
Edwards Lifesciences Corp.*	19,266	2,181,104
Globus Medical, Inc., Class A*	2,700	206,874
Haemonetics Corp.*	2,000	141,180
IDEXX Laboratories, Inc.*	2,600	1,616,940
Insulet Corp.*	2,376	675,331
Intuitive Surgical, Inc.*	8,141	8,093,375
iRhythm Technologies, Inc.*	1,800	105,408
LivaNova plc*	1,800	142,542
Masimo Corp.*	1,800	487,278
Medtronic plc	25,469	3,192,539
Merit Medical Systems, Inc.*	3,700	265,660
Neogen Corp.*	4,400	191,092
Nevro Corp.*	1,100	128,018
Novocure Ltd.*	3,100	360,127
NuVasive, Inc.*	2,100	125,685
Penumbra, Inc.*	1,200	319,800
ResMed, Inc.	4,479	1,180,440
Shockwave Medical, Inc.*	1,000	205,880
STAAR Surgical Co.*	1,400	179,942
STERIS plc	1,940	396,303
Stryker Corp.	20,820	5,490,650
Tandem Diabetes Care, Inc.*	3,100	370,078
Teleflex, Inc.	500	188,275
West Pharmaceutical Services, Inc.	2,300	976,442
Wright Medical Group NV Escrow(r)*	6,100	—

		50,824,247

Health Care Providers & Services (2.4%)
agilon health, Inc.*	4,800	125,808
Amedisys, Inc.*	1,300	193,830
AMN Healthcare Services, Inc.*	3,100	355,725
Anthem, Inc.	2,703	1,007,679
Cardinal Health, Inc.	5,100	252,246
Centene Corp.*	15,540	968,297
Chemed Corp.	500	232,560
Cigna Corp.	19,759	3,954,962
CorVel Corp.*	924	172,067
DaVita, Inc.*	2,600	302,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Encompass Health Corp.	2,900	$217,616
Guardant Health, Inc.(x)*	31,310	3,914,063
HCA Healthcare, Inc.	18,343	4,452,213
HealthEquity, Inc.*	3,200	207,232
Humana, Inc.	15,464	6,017,816
LHC Group, Inc.*	1,000	156,910
McKesson Corp.	1,043	207,953
Molina Healthcare, Inc.*	1,200	325,572
Oak Street Health, Inc.(x)*	3,900	165,867
Select Medical Holdings Corp.	7,500	271,275
Tenet Healthcare Corp.*	2,900	192,676
UnitedHealth Group, Inc.	48,214	18,839,138

		42,533,781

Health Care Technology (0.1%)
Certara, Inc.*	692	22,905
Multiplan Corp.(x)*	21,500	121,045
Omnicell, Inc.*	1,650	244,910
Schrodinger, Inc.*	2,500	136,700
Veeva Systems, Inc., Class A*	4,200	1,210,314

		1,735,874

Life Sciences Tools & Services (2.7%)
10X Genomics, Inc., Class A*	13,600	1,979,888
Adaptive Biotechnologies Corp.*	4,889	166,177
Agilent Technologies, Inc.	8,100	1,275,993
Avantor, Inc.*	74,436	3,044,432
Bio-Rad Laboratories, Inc., Class A*	5,170	3,856,562
Bio-Techne Corp.	1,100	533,027
Bruker Corp.	3,100	242,110
Charles River Laboratories International, Inc.*	5,100	2,104,617
ICON plc*	18,000	4,716,360
Illumina, Inc.*	4,572	1,854,449
IQVIA Holdings, Inc.*	2,800	670,712
Maravai LifeSciences Holdings, Inc., Class A*	6,719	329,769
Medpace Holdings, Inc.*	1,100	208,208
Mettler-Toledo International, Inc.*	720	991,699
Pacific Biosciences of California, Inc.*	6,400	163,520
PPD, Inc.*	6,900	322,851
Repligen Corp.*	68,900	19,911,411
Sotera Health Co.*	9,561	250,020
Syneos Health, Inc.*	2,800	244,944
Thermo Fisher Scientific, Inc.	7,345	4,196,419
Waters Corp.*	1,700	607,410

		47,670,578

Pharmaceuticals (0.8%)
Aerie Pharmaceuticals, Inc.*	2,800	31,920
Amneal Pharmaceuticals, Inc.*	10,300	55,002
Bausch Health Cos., Inc.*	19,922	554,828
Catalent, Inc.*	1,800	239,526
Eli Lilly and Co.	48,232	11,144,003
Innoviva, Inc.*	3,432	57,349
Reata Pharmaceuticals, Inc., Class A*	1,200	120,732
Royalty Pharma plc, Class A	5,100	184,314
Zoetis, Inc.	13,447	2,610,600

		14,998,274

Total Health Care		221,523,816

Industrials (4.3%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	2,300	402,546
BWX Technologies, Inc.	3,600	193,896
HEICO Corp.	1,600	210,992
HEICO Corp., Class A	1,520	180,014
Howmet Aerospace, Inc.	5,900	184,080
L3Harris Technologies, Inc.	25,087	5,525,161
Lockheed Martin Corp.	6,430	2,218,993
Northrop Grumman Corp.	500	180,075
TransDigm Group, Inc.*	7,462	4,660,541
Virgin Galactic Holdings, Inc.(x)*	4,900	123,970

		13,880,268

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,529	220,023
Expeditors International of Washington, Inc.	3,254	387,649
FedEx Corp.	3,200	701,728
GXO Logistics, Inc.*	2,400	188,256
United Parcel Service, Inc., Class B	21,639	3,940,462

		5,438,118

Airlines (0.1%)
Delta Air Lines, Inc.*	19,100	813,851

Building Products (0.7%)
AAON, Inc.	2,449	160,018
Advanced Drainage Systems, Inc.	1,700	183,889
Allegion plc	2,945	389,270
Armstrong World Industries, Inc.	2,100	200,487
Carlisle Cos., Inc.	1,100	218,669
Carrier Global Corp.	13,700	709,112
Fortune Brands Home & Security, Inc.	2,100	187,782
Johnson Controls International plc	80,303	5,467,028
Trane Technologies plc	22,640	3,908,796
Trex Co., Inc.*	5,000	509,650

		11,934,701

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	145,590
Cimpress plc*	1,300	112,879
Cintas Corp.	2,972	1,131,321
Copart, Inc.*	6,430	891,970
IAA, Inc.*	4,000	218,280
Rollins, Inc.	10,575	373,615
Tetra Tech, Inc.	2,200	328,548
Waste Management, Inc.	2,400	358,464

		3,560,667

Construction & Engineering (0.0%)
EMCOR Group, Inc.	2,200	253,836

Electrical Equipment (0.3%)
AMETEK, Inc.	30,660	3,802,147
Array Technologies, Inc.*	185	3,426
EnerSys	2,200	163,768
Generac Holdings, Inc.*	1,700	694,739
Plug Power, Inc.*	16,500	421,410
Rockwell Automation, Inc.	2,434	715,693
Vertiv Holdings Co., Class A	8,400	202,356

		6,003,539

Industrial Conglomerates (0.1%)
3M Co.	2,490	436,796
Honeywell International, Inc.	4,500	955,260

		1,392,056

Machinery (0.7%)
AGCO Corp.	1,600	196,048
Allison Transmission Holdings, Inc.	5,900	208,388
Caterpillar, Inc.	14,100	2,706,777
Deere & Co.	8,400	2,814,588
Donaldson Co., Inc.	3,200	183,712
Graco, Inc.	4,326	302,690
Illinois Tool Works, Inc.	8,404	1,736,519
Ingersoll Rand, Inc.*	38,699	1,950,817
Lincoln Electric Holdings, Inc.	1,700	218,943
Middleby Corp. (The)*	1,200	204,612
Nikola Corp.(x)*	11,100	118,437
Nordson Corp.	947	225,528

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Parker-Hannifin Corp.	700	$195,734
Pentair plc	12,916	938,089
Proto Labs, Inc.*	1,400	93,240
Toro Co. (The)	3,044	296,516
Welbilt, Inc.*	8,200	190,568
Xylem, Inc.	3,500	432,880

		13,014,086

Professional Services (0.3%)
ASGN, Inc.*	2,300	260,222
Booz Allen Hamilton Holding Corp.	5,200	412,620
CoStar Group, Inc.*	25,853	2,224,909
Equifax, Inc.	1,416	358,843
Exponent, Inc.	2,352	266,129
Insperity, Inc.	1,900	210,406
Robert Half International, Inc.	2,900	290,957
TransUnion	5,400	606,474
Verisk Analytics, Inc.	2,968	594,401

		5,224,961

Road & Rail (0.7%)
JB Hunt Transport Services, Inc.	1,700	284,274
Kansas City Southern	700	189,448
Lyft, Inc., Class A*	48,040	2,574,463
Old Dominion Freight Line, Inc.	2,650	757,847
Saia, Inc.*	800	190,424
TuSimple Holdings, Inc., Class A(x)*	3,500	129,955
Uber Technologies, Inc.*	41,200	1,845,760
Union Pacific Corp.	32,784	6,425,992
XPO Logistics, Inc.*	2,400	190,992

		12,589,155

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	2,600	234,338
Fastenal Co.	17,504	903,382
SiteOne Landscape Supply, Inc.*	2,000	398,940
United Rentals, Inc.*	700	245,651
WW Grainger, Inc.	1,207	474,423

		2,256,734

Total Industrials		76,361,972

Information Technology (38.2%)
Communications Equipment (0.0%)
Arista Networks, Inc.*	1,500	515,460
Plantronics, Inc.*	2,400	61,704
Ubiquiti, Inc.	700	209,069

		786,233

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	33,588	2,459,649
CDW Corp.	4,400	800,888
Cognex Corp.	5,104	409,443
Corning, Inc.	7,700	280,973
II-VI, Inc.*	4,000	237,440
IPG Photonics Corp.*	1,300	205,920
Jabil, Inc.	3,500	204,295
Keysight Technologies, Inc.*	2,800	460,012
Novanta, Inc.*	2,000	309,000
TE Connectivity Ltd.	78,101	10,717,019
Zebra Technologies Corp., Class A*	1,800	927,756

		17,012,395

IT Services (7.0%)
Accenture plc, Class A	15,244	4,876,860
Affirm Holdings, Inc.(x)*	52,490	6,253,134
Automatic Data Processing, Inc.	11,587	2,316,473
Broadridge Financial Solutions, Inc.	3,600	599,904
Cass Information Systems, Inc.	525	21,971
Cloudflare, Inc., Class A*	7,100	799,815
EPAM Systems, Inc.*	1,700	969,816
Euronet Worldwide, Inc.*	1,400	178,192
Fidelity National Information Services, Inc.	32,854	3,997,675
Fiserv, Inc.*	1,863	202,135
FleetCor Technologies, Inc.*	806	210,584
Gartner, Inc.*	2,711	823,819
Genpact Ltd.	4,400	209,044
Global Payments, Inc.	40,583	6,395,069
Globant SA*	1,600	449,616
GoDaddy, Inc., Class A*	2,300	160,310
Hackett Group, Inc. (The)	2,178	42,732
Jack Henry & Associates, Inc.	1,228	201,466
Mastercard, Inc., Class A	26,160	9,095,309
MAXIMUS, Inc.	2,900	241,280
MongoDB, Inc.*	33,931	15,998,806
Okta, Inc.*	3,600	854,424
Paychex, Inc.	7,873	885,319
PayPal Holdings, Inc.*	95,880	24,948,935
Shift4 Payments, Inc., Class A*	2,000	155,040
Shopify, Inc., Class A*	331	448,763
Snowflake, Inc., Class A*	6,157	1,862,061
Square, Inc., Class A*	35,600	8,538,304
StoneCo Ltd., Class A*	8,500	295,120
Switch, Inc., Class A	11,100	281,829
Twilio, Inc., Class A*	19,100	6,093,855
Visa, Inc., Class A	120,261	26,788,138
Western Union Co. (The)	9,600	194,112
WEX, Inc.*	1,000	176,140
Wix.com Ltd.*	1,600	313,552

		125,879,602

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Micro Devices, Inc.*	49,784	5,122,774
Allegro MicroSystems, Inc.*	508	16,236
Analog Devices, Inc.	6,662	1,115,752
Applied Materials, Inc.	50,100	6,449,373
ASML Holding NV (Registered) (NYRS)	5,270	3,926,730
Broadcom, Inc.	38,481	18,660,591
Brooks Automation, Inc.	2,700	276,345
CMC Materials, Inc.	1,500	184,845
Cree, Inc.*	101,740	8,213,470
Enphase Energy, Inc.*	4,500	674,865
Entegris, Inc.	4,700	591,730
KLA Corp.	4,800	1,605,648
Lam Research Corp.	4,500	2,561,175
Lattice Semiconductor Corp.*	5,700	368,505
Microchip Technology, Inc.	26,488	4,065,643
Micron Technology, Inc.	43,070	3,057,109
MKS Instruments, Inc.	1,800	271,638
Monolithic Power Systems, Inc.	1,700	823,956
NVE Corp.	164	10,491
NVIDIA Corp.	135,590	28,088,824
NXP Semiconductors NV	2,500	489,675
ON Semiconductor Corp.*	6,800	311,236
QUALCOMM, Inc.	61,265	7,901,960
Semtech Corp.*	3,234	252,155
Silicon Laboratories, Inc.*	2,000	280,320
Skyworks Solutions, Inc.	2,300	378,994
Teradyne, Inc.	5,200	567,684
Texas Instruments, Inc.	17,081	3,283,139
Universal Display Corp.	1,518	259,517
Xilinx, Inc.	7,577	1,144,051

		100,954,431

Software (18.5%)
8x8, Inc.*	6,300	147,357
Adobe, Inc.*	14,270	8,215,524
American Software, Inc., Class A	192	4,560
Anaplan, Inc.*	5,600	340,984
ANSYS, Inc.*	1,100	374,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Appfolio, Inc., Class A*	1,300	$156,520
Appian Corp.(x)*	1,500	138,765
Asana, Inc., Class A*	3,400	353,056
Aspen Technology, Inc.*	2,000	245,600
Atlassian Corp. plc, Class A*	4,100	1,604,822
Autodesk, Inc.*	48,158	13,733,217
Avalara, Inc.*	3,400	594,218
Bentley Systems, Inc., Class B	4,000	242,560
Bill.com Holdings, Inc.*	34,817	9,294,398
Blackbaud, Inc.*	1,300	91,455
C3.ai, Inc., Class A(x)*	539	24,977
Cadence Design Systems, Inc.*	8,605	1,303,141
Cerence, Inc.*	17,936	1,723,829
Citrix Systems, Inc.	38,152	4,096,380
Cloudera, Inc.*	16,800	268,296
CommVault Systems, Inc.*	2,600	195,806
Coupa Software, Inc.*	2,900	635,622
Crowdstrike Holdings, Inc., Class A*	5,862	1,440,762
Datadog, Inc., Class A*	82,000	11,590,700
Digital Turbine, Inc.*	3,500	240,625
DocuSign, Inc.*	61,660	15,873,134
Dolby Laboratories, Inc., Class A	20,246	1,781,648
DoubleVerify Holdings, Inc.(x)*	4,600	157,136
Dropbox, Inc., Class A*	8,900	260,058
Dynatrace, Inc.*	156,842	11,131,077
Elastic NV*	2,400	357,576
Envestnet, Inc.*	2,800	224,672
Everbridge, Inc.*	1,300	196,352
Fair Isaac Corp.*	900	358,137
FireEye, Inc.*	123,220	2,193,316
Five9, Inc.*	2,400	383,376
Fortinet, Inc.*	58,284	17,021,259
HubSpot, Inc.*	17,800	12,034,402
Intuit, Inc.	30,753	16,591,551
JFrog Ltd.(x)*	473	15,846
LivePerson, Inc.*	630	37,139
Manhattan Associates, Inc.*	2,400	367,272
McAfee Corp., Class A	7,778	171,972
Microsoft Corp.#	343,509	96,842,057
New Relic, Inc.*	1,900	136,363
NortonLifeLock, Inc.	7,300	184,690
Nuance Communications, Inc.*	3,700	203,648
Nutanix, Inc., Class A*	5,700	214,890
OneSpan, Inc.*	1,452	27,269
Oracle Corp.	50,702	4,417,665
Palantir Technologies, Inc., Class A*	48,500	1,165,940
Palo Alto Networks, Inc.*	29,500	14,130,500
Paycom Software, Inc.*	1,500	743,625
Paylocity Holding Corp.*	1,500	420,600
Pegasystems, Inc.	1,400	177,940
PTC, Inc.*	3,300	395,307
Q2 Holdings, Inc.*	2,400	192,336
Qualys, Inc.*	2,000	222,580
RingCentral, Inc., Class A*	2,500	543,750
salesforce.com, Inc.*	89,161	24,182,246
SentinelOne, Inc., Class A*	12,900	691,053
ServiceNow, Inc.*	43,096	26,817,348
Smartsheet, Inc., Class A*	4,900	337,218
Splunk, Inc.*	16,393	2,372,231
Synopsys, Inc.*	9,553	2,860,264
Trade Desk, Inc. (The), Class A*	13,000	913,900
Tyler Technologies, Inc.*	1,046	479,748
UiPath, Inc., Class A(x)*	8,657	455,445
Unity Software, Inc.*	4,422	558,277
Varonis Systems, Inc.*	4,200	255,570
VMware, Inc., Class A(x)*	1,300	193,310
Workday, Inc., Class A*	28,498	7,121,365
Zendesk, Inc.*	30,500	3,549,895
Zix Corp.*	6,336	44,796
Zoom Video Communications, Inc., Class A*	11,884	3,107,666
Zscaler, Inc.*	2,500	655,550

		330,828,634

Technology Hardware, Storage & Peripherals (6.0%)
Apple, Inc.	662,804	93,786,766
Dell Technologies, Inc., Class C*	4,000	416,160
HP, Inc.	12,900	352,944
NetApp, Inc.	5,300	475,728
Pure Storage, Inc., Class A*	12,200	306,952
Seagate Technology Holdings plc	105,236	8,684,075
Western Digital Corp.*	55,511	3,133,041

		107,155,666

Total Information Technology		682,616,961

Materials (0.9%)
Chemicals (0.3%)
Axalta Coating Systems Ltd.*	6,500	189,735
Celanese Corp.	1,300	195,832
Dow, Inc.	3,200	184,192
Ecolab, Inc.	6,540	1,364,375
FMC Corp.	2,100	192,276
LyondellBasell Industries NV, Class A	1,900	178,315
Olin Corp.	4,300	207,475
PPG Industries, Inc.	3,000	429,030
RPM International, Inc.	2,278	176,887
Scotts Miracle-Gro Co. (The)	1,200	175,632
Sherwin-Williams Co. (The)	7,718	2,158,956
Westlake Chemical Corp.	2,200	200,508

		5,653,213

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,800	372,978
Ball Corp.	2,800	251,916
Crown Holdings, Inc.	2,000	201,560
Sealed Air Corp.	3,400	186,286

		1,012,740

Metals & Mining (0.5%)
Freeport-McMoRan, Inc.	264,233	8,595,499
Southern Copper Corp.	3,200	179,648
Steel Dynamics, Inc.	3,300	192,984

		8,968,131

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	3,400	208,658

Total Materials		15,842,742

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	14,067	3,733,522
CoreSite Realty Corp. (REIT)	1,600	221,664
Crown Castle International Corp. (REIT)	12,832	2,224,042
Equinix, Inc. (REIT)	1,907	1,506,778
Equity LifeStyle Properties, Inc. (REIT)	3,316	258,980
Extra Space Storage, Inc. (REIT)	1,200	201,588
Iron Mountain, Inc. (REIT)	6,100	265,045
Lamar Advertising Co. (REIT), Class A	2,200	249,590
Public Storage (REIT)	3,719	1,104,915
Ryman Hospitality Properties, Inc. (REIT)*	2,400	200,880
SBA Communications Corp. (REIT)	666	220,160
Simon Property Group, Inc. (REIT)	9,562	1,242,773

		11,429,937

Real Estate Management & Development (0.0%)
Cushman & Wakefield plc(x)*	10,700	199,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Total Real Estate		$11,629,064

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	6,200	253,146

Independent Power and Renewable Electricity Producers (0.0%)
Brookfield Renewable Corp.	4,300	166,883

Total Utilities		420,029

Total Common Stocks (87.4%) (Cost $666,660,553)		1,559,749,857

EXCHANGE TRADED FUNDS (ETF):
Equity (9.2%)
iShares Russell 1000 Growth ETF(x)	149,114	40,863,200
Vanguard Growth ETF	283,474	82,255,651
Vanguard Russell 1000 Growth ETF(x)	580,151	40,883,241

Total Exchange Traded Funds (9.2%) (Cost $145,807,071)		164,002,092

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc.(x) (Cost $189,578)	4,100	252,519

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	32,834,948	32,851,365

Total Investment Companies		33,851,365

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $17,576,072, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $17,927,575. (xx)	$17,576,053	17,576,053
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $3,300,014, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $3,366,000. (xx)	3,300,000	3,300,000
National Bank of Canada, 0.07%, dated 9/30/21, due 10/1/21, repurchase price $4,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 10/28/21-8/15/47; total market value $4,081,666. (xx)	$4,000,000	$4,000,000

Total Repurchase Agreements		24,876,053

Total Short-Term Investments (3.3%) (Cost $58,727,427)		58,727,418

Total Investments in Securities (99.9%) (Cost $871,384,629)		1,782,731,886
Other Assets Less Liabilities (0.1%)		2,466,778

Net Assets (100%)		$1,785,198,664

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,329,920.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $30,995,831. This was collateralized by $5,806,892 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 10/7/21 – 8/15/50 and by cash of $25,876,053 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	54	12/2021	USD	15,857,100	(1,002,864)
S&P 500 E-Mini Index	93	12/2021	USD	19,984,538	(956,219)
S&P Midcap 400 E-Mini Index	30	12/2021	USD	7,899,600	(234,938)

					(2,194,021)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$252,484,552	$—	$—		$252,484,552
Consumer Discretionary	218,966,290	—	—		218,966,290
Consumer Staples	31,297,111	—	—		31,297,111
Energy	7,741,075	—	—		7,741,075
Financials	40,866,245	—	—		40,866,245
Health Care	221,523,816	—	—	(a)	221,523,816
Industrials	76,361,972	—	—		76,361,972
Information Technology	682,616,961	—	—		682,616,961
Materials	15,842,742	—	—		15,842,742
Real Estate	11,629,064	—	—		11,629,064
Utilities	420,029	—	—		420,029
Exchange Traded Funds	164,002,092	—	—		164,002,092
Master Limited Partnership
Financials	252,519	—	—		252,519
Short-Term Investments
Investment Companies	33,851,365	—	—		33,851,365
Repurchase Agreements	—	24,876,053	—		24,876,053

Total Assets	$1,757,855,833	24,876,053	$—		$1,782,731,886

Liabilities:
Futures	$(2,194,021)	$—	$—		$(2,194,021)

Total Liabilities	$(2,194,021)	$—	$—		$(2,194,021)

Total	$1,755,661,812	$24,876,053	$—		$1,780,537,865

(a)	Value is zero.

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$923,916,969
Aggregate gross unrealized depreciation	(17,616,114)

Net unrealized appreciation	$906,300,855

Federal income tax cost of investments in securities and derivative instruments, if applicable	$874,237,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.7%)
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§		$898,132	$887,776
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 0.426%, 1/25/37(l)		1,484,814	1,099,504
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		250,494	255,675
Series 2017-1 AA 3.300%, 1/15/30§		16,928	17,267
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60(e)§		292,307	293,559
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§		750,000	752,761
Series 2021-1A B 2.482%, 8/15/46§		500,000	502,523
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25		237,355	229,665
Series 2013-2 A 4.950%, 1/15/23		11,300	11,564
Series 2015-2 AA 3.600%, 9/22/27		88,737	91,741
Series 2015-2 B 4.400%, 9/22/23		102,219	99,175
Series 2016-1 B 5.250%, 1/15/24		1,051	1,038
Series 2016-2 B 4.375%, 6/15/24§		35,700	34,428
Series 2016-3 AA 3.000%, 10/15/28		242,972	242,971
Series 2017-1 B 4.950%, 2/15/25		9,090	9,113
Series 2019-1 A 3.500%, 2/15/32		459,358	445,121
Series 2019-1 AA 3.150%, 2/15/32		68,904	70,177
Series 2019-1 B 3.850%, 2/15/28		68,675	64,972
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§		3,000,000	3,044,954
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2020-FL1 B 1.964%, 2/15/35(l)§		145,000	145,091
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2019-FL1 B 1.784%, 5/15/37(l)§		145,000	145,046
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A 1.216%, 1/15/31(l)§		491,101	489,177
BDS Ltd.,
Series 2019-FL4 B 1.834%, 8/15/36(l)§		145,000	144,693
Blackbird Capital Aircraft,
Series 2021-1A B 3.446%, 7/15/46§		746,094	749,623
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A A1R2 1.274%, 4/20/34(l)§		500,000	500,466
CIFC Funding Ltd.,
Series 2015-5A A1R 0.985%, 10/25/27(l)§		489,483	489,706
CLNC Ltd.,
Series 2019-FL1 B 2.064%, 8/20/35(l)§		145,000	144,361
Cork Street CLO Designated Activity Co.,
Series 1A A1BE 0.760%, 11/27/28(l)§	EUR	211,565	245,066
CPS Auto Receivables Trust,
Series 2021-A D 1.160%, 12/15/26§		$750,000	749,200
Series 2021-A E 2.530%, 3/15/28§		500,000	499,124
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37(l)		5,511,717	2,001,819
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§		900,000	883,476
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28		47,010	46,893
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§		492,500	527,077
Dorchester Park CLO DAC,
Series 2015-1A AR 1.034%, 4/20/28(l)§		219,275	219,319
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A 5.250%, 5/30/23§		393,542	393,582
Driver Australia Five Trust,
Series 5 A 0.940%, 7/21/26(l)(m) .	AUD	92,322	66,794
Elevation CLO Ltd.,
Series 2018-9A A1 1.246%, 7/15/31(l)§		$500,000	500,003
FS RIALTO,
Series 2021-FL2 A 1.305%, 4/16/28(l)§		350,000	350,416
Generate CLO 9 Ltd.,
Series 9A A 0.000%, 10/20/34(l)§		500,000	500,000
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§		768,607	764,981
Greystone CRE Notes Ltd.,
Series 2019-FL2 B 1.684%, 9/15/37(l)§		145,000	144,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
GSAA Home Equity Trust,
Series 2006-5 2A1
0.226%, 3/25/36(l)	$11,836	$5,202
Series 2007-10 A2A
6.500%, 11/25/37	2,063,220	1,292,372
Series 2007-8 A2
0.786%, 8/25/37(l)	185,000	182,390
Helios Issuer LLC,
Series 2020-AA A
2.980%, 6/20/47§	378,889	391,055
Hertz Vehicle Financing III LP,
Series 2021-2A C
2.520%, 12/27/27§	375,000	379,798
Hertz Vehicle Financing LLC,
Series 2021-1A C
2.050%, 12/26/25§	375,000	378,142
Home Partners of America Trust,
Series 2021-1 D
2.477%, 9/19/41§	662,497	649,764
Series 2021-1 F
3.325%, 9/19/41§	564,866	554,877
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
0.366%, 10/25/36(l)	7,904,349	3,315,344
Invitation Homes Trust,
Series 2018-SFR3 A
1.084%, 7/17/37(l)§	108,395	108,471
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1
1.275%, 4/25/30(l)§	500,000	500,100
JetBlue Pass-Through Trust,
Series 2020-1 A
4.000%, 11/15/32	677,097	742,594
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5
0.566%, 8/25/36(l)	4,573,468	2,691,109
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	2,155,260	2,134,443
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.214%, 5/15/28(l)§	151,977	151,977
Series 2019-CRE2 AS
1.584%, 5/15/36(l)§	246,000	246,000
Series 2019-CRE2 B
1.784%, 5/15/36(l)§	145,000	145,000
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
0.196%, 10/25/36(l)	2,824,379	1,165,413
LP Credit Card ABS Master Trust,
Series 2018-1 A
1.638%, 8/20/24(l)§	351,847	351,847
Madison Park Funding XXXIV Ltd.,
Series 2019-34A AR
1.245%, 4/25/32(l)§	500,000	500,371
Marathon CLO V Ltd.,
Series 2013-5A A1R
1.001%, 11/21/27(l)§	142,817	142,850
Marble Point CLO XXII Ltd.,
Series 2021-2A A
1.325%, 7/25/34(l)§ $	500,000	500,271
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
0.406%, 7/25/37(l)	3,678,634	2,467,386
Midocean Credit CLO IX,
Series 2018-9A A1
1.284%, 7/20/31(l)§	500,000	500,055
NBC Funding LLC,
Series 2021-1 A2
2.989%, 7/30/51§	1,000,000	1,005,586
NLY Commercial Mortgage Trust,
Series 2019-FL2 B
1.984%, 2/15/36(l)§	145,000	144,691
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
0.406%, 2/25/37(l)	1,442,969	1,409,490
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
1.234%, 4/19/31(l)§	492,590	490,476
NRZ Excess Spread- Collateralized Notes,
Series 2020-PLS1 A
3.844%, 12/25/25§	1,001,667	1,012,216
OFSI Fund IX Ltd.,
Series 2018-1A A
1.276%, 7/15/31(l)§	500,000	500,001
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	69,927	70,071
OneMain Financial Issuance Trust,
Series 2019-2A A
3.140%, 10/14/36§	210,000	224,752
Series 2020-1A A
3.840%, 5/14/32§	160,000	165,400
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
1.025%, 7/25/29(l)	101,115	101,572
PPM CLO Ltd.,
Series 2018-1A A
1.276%, 7/15/31(l)§	500,000	500,077
Pretium Mortgage Credit Partners I LLC,
Series 2020-NPL3 A1
3.105%, 6/27/60(e)§	1,724,505	1,734,173
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	245,625	256,443
Progress Residential Trust,
Series 2021-SFR5 F
3.158%, 7/17/38§	2,000,000	1,988,758
RASC Trust,
Series 2007-EMX1 A13
0.284%, 1/25/37(l)	1,421,277	1,314,675
Rockford Tower CLO Ltd.,
Series 2018-1A A
1.231%, 5/20/31(l)§	500,000	500,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	$423,336	$419,752
SBA Tower Trust (REIT),
3.869%, 10/8/24§	800,000	835,581
Scholar Funding Trust,
Series 2013-A A
0.735%, 1/30/45(l)§	109,563	109,351
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
0.256%, 8/25/36(l)	2,450,316	1,036,220
SLM Private Credit Student Loan Trust,
Series 2006-A A5
0.406%, 6/15/39(l)	152,027	149,401
Series 2006-B A5
0.386%, 12/15/39(l)	55,056	54,152
SLM Private Education Loan Trust,
Series 2010-C A5
4.834%, 10/15/41(l)§	249,000	278,181
SLM Student Loan Trust,
Series 2005-7 A4
0.275%, 10/25/29(l)	214,622	213,160
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	104,767
Series 2020-PTA A2A
1.600%, 9/15/54§	252,809	255,440
Series 2021-A B
2.310%, 1/15/53§	100,000	101,558
Series 2021-A C
2.990%, 1/15/53§	240,000	243,940
Series 2021-A D1
3.860%, 1/15/53§	100,000	101,380
SoFi Professional Loan Program LLC,
Series 2016-D A1
1.036%, 1/25/39(l)§	48,752	48,834
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	1,037,341
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
1.305%, 10/26/31(l)§	500,000	500,232
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
1.284%, 4/18/31(l)§	500,000	500,012
Soundview Home Loan Trust,
Series 2007-OPT5 2A2
1.036%, 10/25/37(l)	3,879,735	3,469,962
STAR Trust,
Series 2021-SFR1 G
3.285%, 4/17/38(l)§	2,000,000	2,014,112
Steele Creek CLO Ltd.,
Series 2014-1RA A
1.204%, 4/21/31(l)§	500,000	500,017
Sunrun Demeter Issuer,
Series 2021-2A A
2.270%, 1/30/57§	700,000	699,731
Symphony CLO XVII Ltd.,
Series 2016-17A AR
1.006%, 4/15/28(l)§	458,518	458,538
Taco Bell Funding LLC,
Series 2021-1A A23
2.542%, 8/25/51§	500,000	500,374
Series 2021-1A A2I
1.946%, 8/25/51§	750,000	749,338
Telos CLO Ltd.,
Series 2014-5A A1R
1.084%, 4/17/28(l)§	173,518	173,521
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
0.974%, 4/20/28(l)§	386,197	386,220
TICP CLO III-2 Ltd.,
Series 2018-3R A
0.974%, 4/20/28(l)§	256,844	256,859
TIF Funding II LLC,
Series 2021-1A A
1.650%, 2/20/46§	948,333	930,466
Towd Point Mortgage Trust,
Series 2019-1 M1
3.705%, 3/25/58(l)§	1,500,000	1,612,417
TRTX Issuer Ltd.,
Series 2019-FL3 AS
1.614%, 10/15/34(l)§	250,000	249,922
Turkish Airlines Pass- Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	548,025	512,255
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	66,051	70,347
United Airlines Pass- Through Trust,
Series 2014-1 A
4.000%, 4/11/26	128,502	135,538
Series 2015-1 AA
3.450%, 12/1/27	11,374	11,834
Series 2016-2 AA
2.875%, 10/7/28	15,771	16,060
Series 2016-2 B
3.650%, 10/7/25	3,287	3,254
Series 2019-1 AA
4.150%, 8/25/31	409,728	442,751
Series 2020-1 A
5.875%, 10/15/27	1,150,069	1,280,645
Series 2020-1 B
4.875%, 1/15/26	46,713	49,293
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	4,245	4,441
Series 2004-20C 1
4.340%, 3/1/24	40,644	41,898
Series 2005-20B 1
4.625%, 2/1/25	5,477	5,765
Series 2008-20G 1
5.870%, 7/1/28	92,969	102,748
Upstart Securitization Trust,
Series 2020-2 A
2.309%, 11/20/30§	241,435	241,585
Vantage Data Centers Issuer LLC,
Series 2019-1A A2
3.188%, 7/15/44§	734,375	758,165
Venture XVII CLO Ltd.,
Series 2014-17A ARR
1.006%, 4/15/27(l)§	409,811	409,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Vibrant CLO X Ltd.,
Series 2018-10A A1
1.334%, 10/20/31(l)§		$500,000	$498,389
VR Funding LLC,
Series 2020-1A A
2.790%, 11/15/50§		860,291	863,949
WhiteHorse X Ltd.,
Series 2015-10A A1R
1.064%, 4/17/27(l)§		5,387	5,387

Total Asset-Backed Securities			73,215,227

Collateralized Mortgage Obligations (8.0%)
Alternative Loan Trust,
Series 2006-OA22 A1
0.246%, 2/25/47(l)		34,004	32,009
Series 2006-OA6 1A2
0.506%, 7/25/46(l)		20,547	19,705
Series 2007-OH1 A1D
0.296%, 4/25/47(l)		37,451	32,265
American Home Mortgage Investment Trust,
Series 2006-1 2A1
1.904%, 12/25/35(l)		4,422,375	1,466,950
Angel Oak Mortgage Trust I LLC,
Series 2019-4 A3
3.301%, 7/26/49(l)§		39,770	40,059
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
2.927%, 7/25/36(l)		1,397,679	1,152,292
Bear Stearns ARM Trust,
Series 2004-8 11A2
2.601%, 11/25/34(l)		150,903	146,261
Series 2005-1 2A1
2.890%, 3/25/35(l)		131,881	132,729
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,738,938	1,159,503
CHL GMSR Issuer Trust,
Series 2018-GT1 A
2.836%, 5/25/23(l)§		1,323,000	1,324,902
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		435,952	439,257
Series 2005-24 A1
5.500%, 11/25/35		356,325	276,242
Series 2006-9 A10
6.000%, 5/25/36		2,969,898	2,033,925
Citigroup Mortgage Loan Trust,
Series 2019-B A1
3.258%, 4/25/66(l)§		1,531,966	1,543,428
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		1,482,367	1,456,582
COLT Mortgage Loan Trust,
Series 2020-2 M1
5.250%, 3/25/65(l)§		100,000	102,386
Series 2020-3 A3
2.380%, 4/27/65(l)§		37,955	38,076
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		1,091,535	1,125,577
Series 2021-JR1 A1
2.465%, 9/27/66(l)§		428,437	428,113
Eurohome UK Mortgages plc,
Series 2007-1 A
0.220%, 6/15/44(l)(m) .	GBP	263,545	346,904
EuroMASTR plc,
Series 2007-1V A2
0.270%, 6/15/40(l)(m)		184,803	239,976
Eurosail-UK plc,
Series 2007-4X A3
1.013%, 6/13/45(l)(m)		508,192	684,698
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$886,979	1,004,430
Series 4116 AP
1.350%, 8/15/42		1,458,553	1,460,893
Series 4316 BZ
3.000%, 3/15/44		5,095,523	5,388,573
Series 4430 NZ
3.000%, 1/15/45		2,442,196	2,591,825
Series 4438 B
3.000%, 10/15/43		359,212	367,446
Series 4440 ZD
2.500%, 2/15/45		7,072,200	7,241,293
Series 4499 AB
3.000%, 6/15/42		481,376	489,196
Series 4610 KA
2.500%, 5/15/39		498,150	500,940
Series 4624 GA
2.500%, 4/15/40		40,847	40,839
Series 4989 FA
0.450%, 8/15/40(l)		279,613	280,747
Series 4989 FB
0.450%, 10/15/40(l)		216,192	217,068
Series 5004 LS
6.064%, 7/25/50 IO(l)		4,573,078	1,003,885
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		741,239	415,620
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42		984,677	1,011,151
Series 2013-123 PZ
2.700%, 3/25/43		4,992,655	5,179,694
Series 2015-11 A
3.000%, 5/25/34		646,746	674,728
Series 2016-72 PA
3.000%, 7/25/46		849,292	874,154
Series 2016-81 PA
3.000%, 2/25/44		396,457	402,740
Series 2020-77 S
4.100%, 11/25/50 IO(l)		8,408,131	1,251,399
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§		500,000	501,394
GNMA,
Series 2013-116 LS
6.063%, 8/20/43 IO(l)		1,130,758	211,795
Series 2013-26 MS
6.163%, 2/20/43 IO(l)		1,085,852	206,994
Series 2014-20 TS
6.013%, 2/20/44 IO(l)		1,071,469	184,823
Series 2015-H15 FC
0.670%, 6/20/65(l)		279,717	281,508

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2015-H16 FM
0.690%, 7/20/65(l)		$441,109	$444,162
Series 2015-H18 FB
0.690%, 7/20/65(l)		266,866	268,581
Series 2015-H19 FK
0.690%, 8/20/65(l)		510,565	513,884
Series 2015-H20 FB
0.690%, 8/20/65(l)		312,106	314,186
Series 2015-H20 FC
0.710%, 8/20/65(l)		1,222,219	1,231,154
Series 2015-H22 FC
0.690%, 9/20/65(l)		596,728	600,870
Series 2015-H29 FA
0.790%, 10/20/65(l)		2,815	2,831
Series 2016-H11 F
0.890%, 5/20/66(l)		327,600	331,896
Series 2016-H14 FA
0.890%, 6/20/66(l)		326,744	331,022
Series 2016-H15 FA
0.890%, 7/20/66(l)		387,750	392,552
Series 2021-57 IA
2.500%, 12/20/50 IO		6,044,615	867,936
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
0.252%, 6/18/39(l)(m)		327,879	323,639
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.859%, 9/25/35(l)		32,343	33,276
Series 2006-AR2 2A1
2.723%, 4/25/36(l)		45,907	37,586
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.033%, 1/19/35(l)		184,097	201,739
Hawksmoor Mortgages,
Series 2019-1A A
1.100%, 5/25/53(l)§	GBP	1,581,027	2,138,806
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1
3.228%, 8/25/25(e)§		$1,194,830	1,217,741
Impac CMB Trust,
Series 2003-8 2A1
0.986%, 10/25/33(l)		360	363
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
2.914%, 6/25/37(l)		922,233	752,496
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
0.356%, 2/25/37(l)		1,141,919	910,364
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36(l)§		1,254,084	976,187
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		743,610	489,698
Series 2006-A3 6A1
2.579%, 8/25/34(l)		23,268	23,611
Series 2007-A1 3A3
2.694%, 7/25/35(l)		24,014	24,493
Series 2021-INV5 A2A
2.500%, 12/25/51(l)§		1,394,000	1,409,760
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1
2.882%, 10/25/59(e)§		592,252	594,585
Series 2020-GS4 A1
3.250%, 2/25/60(e)§		848,274	853,504
Ludgate Funding plc,
Series 2007-1 A2A
0.236%, 1/1/61(l)(m)	GBP	102,105	132,753
Series 2008-W1X A1
0.676%, 1/1/61(l)(m)		256,792	341,816
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$35,525	38,279
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
1.654%, 12/25/32(l)		7,004	6,878
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1
2.693%, 10/25/60(l)§		1,141,100	1,141,753
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
0.426%, 4/16/36(l)§		282,695	263,580
MortgageIT Trust,
Series 2005-4 A1
0.646%, 10/25/35(l)		133,033	133,696
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		295,087	310,456
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		471,904	486,220
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-AP1 A2
5.515%, 1/25/36(l)		3,397,906	1,427,185
Series 2006-AP1 A5
6.059%, 1/25/36(e)		2,554,408	1,071,781
PRPM,
Series 2019-GS1 A1
3.500%, 10/25/24(l)§		1,192,311	1,195,309
PRPM LLC,
Series 2020-3 A1
2.857%, 9/25/25(e)§		940,323	942,192
Series 2021-2 A1
2.115%, 3/25/26(l)§		2,228,240	2,231,495
RALI Trust,
Series 2006-QO3 A1
0.506%, 4/25/46(l)		3,888,169	1,470,748
RBSSP Resecuritization Trust,
Series 2009-12 18A1
2.106%, 12/25/35(l)§		1,126	1,127
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
0.426%, 6/25/35(l)§		43,540	42,181
Series 2006-R1 AF1
0.424%, 1/25/36(l)§		143,647	141,607
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		2,932,050	1,599,917

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2006-A9CB A7
6.000%, 9/25/36		$3,991,680	$2,013,662
Resloc UK plc,
Series 2007-1X A3B
0.229%, 12/15/43(l)(m)	GBP	102,744	133,658
RFMSI Trust,
Series 2006-S10 1A1
6.000%, 10/25/36		$507,292	497,231
Series 2006-SA2 3A1
4.184%, 8/25/36(l)		387,281	355,262
Sequoia Mortgage Trust,
Series 10 2A1
0.847%, 10/20/27(l)		1,185	1,177
Series 2003-4 2A1
0.787%, 7/20/33(l)		10,043	10,127
Series 6 A
0.727%, 4/19/27(l)		75,432	75,234
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,526,913
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
2.524%, 4/25/34(l)		179,292	187,313
Series 2005-19XS 2A1
0.386%, 10/25/35(l)		90,871	91,468
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.587%, 7/19/35(l)		26,654	26,078
Series 2006-AR6 1A3
0.466%, 7/25/46(l)		820,495	669,553
Toorak Mortgage Corp. Ltd.,
Series 2020-1 A2
3.228%, 3/25/23(e)§		1,200,000	1,200,417
Towd Point Mortgage Funding,
Series 2019-A13A A1
0.950%, 7/20/45(l)§	GBP	832,400	1,124,578
Towd Point Mortgage Funding plc,
Series 2020-A14X A
0.950%, 5/20/45(l)(m)		1,367,970	1,849,630
Uropa Securities plc,
Series 2007-1 A3A
0.277%, 10/10/40(l)(m)		597,541	779,180
VOLT C LLC,
Series 2021-NPL9 A1
1.992%, 5/25/51(e)§		$664,605	662,344
VOLT XCIX LLC,
Series 2021-NPL8 A1
2.116%, 4/25/51(e)§		394,540	394,892
VOLT XCVI LLC,
Series 2021-NPL5 A1
2.116%, 3/27/51(e)§		716,934	717,333
ZH Trust,
Series 2021-2 A
2.349%, 10/17/27§		350,000	350,000

Total Collateralized Mortgage Obligations			87,936,919

Commercial Mortgage-Backed Securities (6.1%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C
4.280%, 8/10/35(l)§		100,000	107,325
Series 2015-1211 D
4.280%, 8/10/35(l)§		100,000	104,697
20 Times Square Trust,
Series 2018-20TS B
3.203%, 5/15/35(l)§		268,000	269,002
245 Park Avenue Trust,
Series 2017-245P XA
0.271%, 6/5/37 IO(l)§		1,000,000	10,063
280 Park Avenue Mortgage Trust,
Series 2017-280P D
1.620%, 9/15/34(l)§		200,000	200,000
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		442,073	444,368
ACRES Commercial Realty Corp.,
Series 2020-RSO8 B
1.914%, 3/15/35(l)§		145,000	145,244
Alen Mortgage Trust,
Series 2021-ACEN D
3.184%, 4/15/34(l)§		100,000	100,311
AOA Mortgage Trust,
Series 2015-1177 C
3.110%, 12/13/29(l)§		200,000	199,907
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D
1.750%, 5/15/53§		100,000	89,979
Series 2020-MF1 E
1.750%, 5/15/53§		100,000	83,315
AREIT Trust,
Series 2021-CRE5 A
0.000%, 7/17/26(l)§		800,000	800,000
Ashford Hospitality Trust,
Series 2018-ASHF D
2.184%, 4/15/35(l)§		16,000	15,860
Series 2018-KEYS A
1.084%, 6/15/35(l)§		600,000	600,008
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
2.034%, 12/15/36(l)§		290,000	288,732
Series 2017-ATRM E
3.134%, 12/15/36(l)§		224,000	217,562
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.727%, 8/14/34(l)§		100,000	104,699
Series 2017-SCH AF
1.084%, 11/15/33(l)§		100,000	97,695
Series 2017-SCH CL
1.584%, 11/15/32(l)§		100,000	90,263
Series 2017-SCH DL
2.084%, 11/15/32(l)§		100,000	85,197
Series 2018-DSNY C
1.434%, 9/15/34(l)§		100,000	99,625
Series 2018-DSNY D
1.784%, 9/15/34(l)§		200,000	198,780
Series 2021-JACX A
1.150%, 9/15/38(l)§		800,000	800,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 B
4.504%, 9/15/48(l)	$350,000	$365,348
Series 2016-UB10 C
5.018%, 7/15/49(l)	368,000	401,221
Series 2017-BNK3 XB
0.778%, 2/15/50 IO(l)	1,000,000	31,026
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 B
1.584%, 3/15/36(l)§	211,725	211,594
BANK,
Series 2017-BNK4 C
4.372%, 5/15/50(l)	300,000	321,469
Series 2017-BNK5 C
4.396%, 6/15/60(l)	30,000	32,156
Series 2017-BNK6 XA
0.947%, 7/15/60 IO(l)	3,420,713	123,862
Series 2018-BN10 XA
0.873%, 2/15/61 IO(l)	3,652,721	143,135
Series 2019-BN19 AS
3.446%, 8/15/61	249,000	268,392
Series 2019-BN19 C
4.167%, 8/15/61(l)	215,000	228,576
Series 2019-BN20 AS
3.243%, 9/15/62(l)	310,000	328,616
Series 2019-BN20 XB
0.462%, 9/15/62 IO(l)	530,000	14,645
Series 2019-BN21 A5
2.851%, 10/17/52	20,000	21,224
Series 2020-BN25 AS
2.841%, 1/15/63	22,000	22,831
Series 2020-BN28 D
2.500%, 3/15/63§	40,000	36,162
Series 2020-BN30 XB
0.827%, 12/15/53 IO(l)	5,331,000	313,858
Series 2021-BN32 A5
2.643%, 4/15/54	120,000	125,210
Series 2021-BN33 A5
2.556%, 5/15/64	710,000	736,020
Series 2021-BN33 XB
0.595%, 5/15/64 IO(l)	4,550,000	210,685
Series 2021-BN35 A5
2.285%, 6/15/64	75,323	76,173
Barclays Commercial Mortgage Trust,
Series 2019-C3 B
4.096%, 5/15/52	170,000	190,818
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	975,855
BBCMS Mortgage Trust,
Series 2017-C1 B
4.089%, 2/15/50	100,000	109,040
Series 2017-DELC E
2.584%, 8/15/36(l)§	122,000	121,695
Series 2017-DELC F
3.584%, 8/15/36(l)§	121,000	120,697
Series 2018-TALL A
0.806%, 3/15/37(l)§	15,000	14,953
Series 2019-BWAY D
2.244%, 11/15/34(l)§	14,000	13,706
Series 2021-C11 XA
1.393%, 9/15/54 IO(l)	3,492,000	369,665
Series 2021-C9 XA
1.767%, 2/15/54 IO(l)	2,704,902	333,451
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§	86,800	91,636
Series 2015-SRCH XA
1.104%, 8/10/35 IO(l)§	970,554	41,826
Series 2018-CBM A
1.084%, 7/15/37(l)§	149,000	149,002
Series 2021-C10 XA
1.434%, 7/15/54 IO(l)	3,618,774	360,100
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§	2,277,000	41,952
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7 B
5.214%, 2/11/41(l)	28,425	28,424
Series 2007-T26 AM
5.513%, 1/12/45(l)	9,678	9,584
Benchmark Mortgage Trust,
Series 2018-B2 C
4.337%, 2/15/51(l)	35,000	38,013
Series 2018-B3 D
3.207%, 4/10/51(l)§	10,000	9,099
Series 2018-B5 A3
3.944%, 7/15/51	60,000	67,620
Series 2018-B5 C
4.763%, 7/15/51(l)	150,000	166,878
Series 2019-B10 3CCA
4.029%, 3/15/62(l)§	60,000	63,861
Series 2019-B13 XA
1.263%, 8/15/57 IO(l)	772,312	53,552
Series 2019-B9 A5
4.016%, 3/15/52	700,000	797,191
Series 2019-B9 XA
1.207%, 3/15/52 IO(l)	990,644	64,587
Series 2020-B16 C
3.655%, 2/15/53(l)	10,000	10,307
Series 2020-B16 XA
1.047%, 2/15/53 IO(l)	3,948,050	260,454
Series 2020-B17 XB
0.652%, 3/15/53 IO(l)	1,000,000	37,896
Series 2020-B21 XA
1.570%, 12/17/53 IO(l)	998,896	106,401
Series 2020-IG3 XA
0.814%, 9/15/48 IO(l)§	6,761,343	232,468
Series 2021-B23 XA
1.385%, 2/15/54 IO(l)	997,883	93,361
Series 2021-B24 XA
1.274%, 3/15/54 IO(l)	1,158,207	97,878
Series 2021-B25 A5
2.577%, 4/15/54	40,000	41,512
Series 2021-B25 XA
1.231%, 4/15/54 IO(l)	219,688	18,744
Series 2021-B27 XA
1.390%, 7/15/54 IO(l)	3,691,357	360,747
Series 2021-B28 A5
2.224%, 8/15/54(l)	348,000	350,017
BFLD Trust,
Series 2020-EYP A
1.234%, 10/15/35(l)§	700,000	703,493
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	100,000	107,379
Series 2013-1515 C
3.446%, 3/10/33§	100,000	105,049
Series 2021-1450 A
1.334%, 9/15/36(l)§	700,000	700,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
BX Commercial Mortgage Trust,
Series 2018-BIOA D
1.405%, 3/15/37(l)§	$100,000	$100,094
Series 2019-XL D
1.534%, 10/15/36(l)§	229,754	230,040
Series 2020-BXLP D
1.334%, 12/15/36(l)§	92,160	92,131
Series 2020-VIV2 C
3.660%, 3/9/44(l)§	200,000	209,016
Series 2020-VIV3 B
3.662%, 3/9/44(l)§	20,000	21,486
Series 2020-VIV4 A
2.843%, 3/9/44§	290,000	301,498
Series 2021-SOAR D
1.484%, 6/15/38(l)§	170,000	170,265
Series 2021-VINO D
1.436%, 5/15/38(l)§	200,000	199,875
Series 2021-VOLT E
2.100%, 9/15/36(l)§	247,000	247,309
Series 2021-VOLT F
2.500%, 9/15/36(l)§	247,000	247,310
BX Trust,
Series 2017-APPL E
3.234%, 7/15/34(l)§	63,449	63,469
Series 2017-SLCT D
2.134%, 7/15/34(l)§	36,101	36,112
Series 2017-SLCT E
3.234%, 7/15/34(l)§	113,900	114,042
Series 2019-OC11 A
3.202%, 12/9/41§	10,000	10,667
Series 2019-OC11 D
4.075%, 12/9/41(l)§	114,000	120,697
Series 2019-OC11 E
4.075%, 12/9/41(l)§	325,000	333,559
Series 2021-VIEW D
2.984%, 6/15/23(l)§	120,000	120,000
Series 2021-VIV5 A
1.000%, 3/9/44(l)§	140,000	144,670
BXP Trust,
Series 2017-CC D
3.670%, 8/13/37(l)§	30,000	31,577
Series 2017-GM D
3.539%, 6/13/39(l)§	80,000	83,648
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
1.834%, 12/15/37(l)§	100,000	100,094
CD Mortgage Trust,
Series 2017-CD3
A4 3.631%, 2/10/50	10,000	10,987
Series 2017-CD6 C
4.408%, 11/13/50(l)	371,000	395,643
Series 2018-CD7 C
5.012%, 8/15/51(l)	250,000	275,503
CFCRE Commercial Mortgage Trust,
Series 2016-C3
A3 3.865%, 1/10/48	10,000	10,933
Series 2016-C4 XA
1.799%, 5/10/58 IO(l)	637,145	39,465
Series 2016-C4 XB
0.866%, 5/10/58 IO(l)	110,000	3,436
Series 2017-C8 B
4.199%, 6/15/50(l)	37,000	40,259
Series 2018-TAN A
4.236%, 2/15/33§	100,000	103,070
Series 2018-TAN C
5.295%, 2/15/33§	100,000	103,058
CHC Commercial Mortgage Trust,
Series 2019-CHC B
1.584%, 6/15/34(l)§	101,261	101,134
CIM Retail Portfolio Trust,
Series 2021-RETL A
1.484%, 8/15/36(l)§	120,000	120,188
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B
3.772%, 2/10/48	320,000	336,745
Series 2016-P3 C
5.057%, 4/15/49(l)	10,000	10,400
Series 2016-P4 A4
2.902%, 7/10/49	175,000	186,204
Series 2017-C4 A4
3.471%, 10/12/50	20,000	21,904
Series 2018-C6 A4
4.412%, 11/10/51	30,000	34,856
Series 2019-C7 A4
3.102%, 12/15/72	10,000	10,782
Series 2019-PRM D
4.350%, 5/10/36§	100,000	103,170
Series 2020-420K D
3.422%, 11/10/42(l)§	150,000	147,249
Series 2020-420K E
3.422%, 11/10/42(l)§	150,000	139,020
Series 2020-420K X
0.912%, 11/10/42 IO(l)§	1,000,000	63,547
Series 2021-KEYS A
1.280%, 10/15/36(l)§	700,000	700,000
Commercial Mortgage Pass-Through Certificates,
Series 2021-LBA A
0.774%, 3/15/38(l)§	260,000	259,919
Commercial Mortgage Trust,
Series 2013-CR6 XA
1.143%, 3/10/46 IO(l)	505,729	4,429
Series 2013-GAM E
3.531%, 2/10/28(l)§	100,000	96,235
Series 2013-LC13 B
5.009%, 8/10/46(l)§	274,000	291,290
Series 2014-CR18 A4
3.550%, 7/15/47	8,428	8,826
Series 2014-CR21 A3
3.528%, 12/10/47	18,273	19,401
Series 2014-UBS5 B
4.514%, 9/10/47(l)	130,000	138,654
Series 2015-3BP B
3.346%, 2/10/35(l)§	300,000	315,500
Series 2015-3BP XA
0.168%, 2/10/35 IO(l)§	1,287,000	4,117
Series 2015-CR22 C
4.244%, 3/10/48(l)	300,000	318,525
Series 2015-CR22 XA
1.022%, 3/10/48 IO(l)	3,160,620	69,783
Series 2015-CR24 B
4.526%, 8/10/48(l)	105,000	114,118
Series 2015-CR26 ASB
3.373%, 10/10/48	1,631,266	1,703,439
Series 2015-DC1 XA
1.164%, 2/10/48 IO(l)	2,998,919	72,684
Series 2015-LC23 A4
3.774%, 10/10/48	20,000	21,881
Series 2016-COR1 ASB
2.972%, 10/10/49	1,000,000	1,046,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-COR2 D
3.000%, 9/10/50§	$46,000	$43,003
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§	50,000	4,912
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 B
1.314%, 5/15/36(l)§	260,000	260,162
Series 2020-FACT C
2.684%, 10/15/37(l)§	303,000	306,018
Series 2020-NET A
2.257%, 8/15/37§	282,000	288,651
Series 2020-NET D
3.828%, 8/15/37(l)§	200,000	207,913
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.404%, 4/15/50(l)	300,000	287,214
Series 2015-C1 XA
0.966%, 4/15/50 IO(l)	3,850,836	86,511
Series 2015-C2 A4
3.504%, 6/15/57	10,000	10,734
Series 2015-C4 D
3.713%, 11/15/48(l)	70,000	70,945
Series 2016-C5 B
4.463%, 11/15/48(l)	30,000	32,630
Series 2016-C5 C
4.802%, 11/15/48(l)	90,000	95,616
Series 2017-CX10 XB
0.217%, 11/15/50 IO(l)	1,000,000	13,878
Series 2018-CX12 A4
4.224%, 8/15/51(l)	10,000	11,359
Series 2018-CX12 C
4.916%, 8/15/51(l)	58,000	63,889
Series 2019-C15 A4
4.053%, 3/15/52	50,000	56,445
Series 2019-C16 C
4.237%, 6/15/52(l)	40,000	42,254
Series 2019-C16 XA
1.729%, 6/15/52 IO(l)	988,616	95,232
Series 2019-C17 C
3.934%, 9/15/52	45,000	47,805
Series 2019-C17 XA
1.506%, 9/15/52 IO(l)	5,031,436	425,087
Series 2019-C17 XB
0.701%, 9/15/52 IO(l)	1,000,000	40,084
Series 2019-C18 D
2.500%, 12/15/52§	170,000	156,335
Series 2020-C19 A3
2.561%, 3/15/53	79,298	81,560
CSMC Trust,
Series 2017-PFHP A
1.034%, 12/15/30(l)§	50,000	50,012
Series 2017-TIME A
3.646%, 11/13/39§	100,000	102,005
Series 2021-980M D
3.653%, 7/15/31(l)§	321,000	318,329
Series 2021-ADV A
1.484%, 7/15/38(l)§	800,000	800,000
CSWF,
Series 2018-TOP F
2.834%, 8/15/35(l)§	294,400	293,941
DBGS Mortgage Trust,
Series 2018-5BP B
1.064%, 6/15/33(l)§	100,000	99,750
Series 2019-1735 X
0.431%, 4/10/37 IO(l)§	1,365,000	27,533
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	21,393
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	14,988
DBUBS Mortgage Trust,
Series 2017-BRBK A
3.452%, 10/10/34§	60,000	63,609
Series 2017-BRBK D
3.648%, 10/10/34(l)§	100,000	103,048
DOLP Trust,
Series 2021-NYC A
2.956%, 5/10/41§	1,000,000	1,056,987
Extended Stay America Trust,
Series 2021-ESH A
1.164%, 7/15/38(l)§	2,089,131	2,094,977
Series 2021-ESH B
1.464%, 7/15/38(l)§	308,396	309,744
Series 2021-ESH D
2.334%, 7/15/38(l)§	298,447	301,057
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2
2.995%, 12/25/25	188,000	202,455
Series K099 X1
1.005%, 9/25/29 IO(l)	199,206	12,357
Series K104 X1
1.248%, 2/25/52 IO(l)	798,193	64,875
Series K105 X1
1.645%, 3/25/53 IO(l)	859,111	94,835
Series K109 X1
1.699%, 4/25/30 IO(l)	2,475,403	286,702
Series K110 X1
1.814%, 4/25/30 IO(l)	539,037	66,315
Series K111 X1
1.681%, 5/25/30 IO(l)	260,388	30,666
Series K113 X1
1.490%, 6/25/30 IO(l)	999,940	104,642
Series K115 X1
1.429%, 6/25/30 IO(l)	2,158,198	217,157
Series K120 X1 1.134%,
10/25/30 IO(l)	2,466,086	195,998
Series K121 X1
1.124%, 10/25/30 IO(l)	119,832	9,415
Series K122 X1
0.974%, 11/25/30 IO(l)	1,434,418	98,862
Series K-1517 A2
1.716%, 7/25/35	2,500,000	2,389,205
Series K722 X1
1.438%, 3/25/23 IO(l)	2,414,322	31,987
Series KL05 X1P
1.024%, 6/25/29 IO(l)	662,000	43,009
Series KL06 XFX
1.364%, 12/25/29 IO	170,000	15,157
FNMA ACES,
Series 2020-M15 X1
1.687%, 9/25/31 IO(l)	4,791,188	603,057
FREMF Mortgage Trust,
Series 2018-K80 B
4.373%, 8/25/50(l)§	20,000	22,489
FRESB Mortgage Trust,
Series 2018-SB53 A10F
3.660%, 6/25/28(l)	20,709	22,322
GCT Commercial Mortgage Trust,
Series 2021-GCT C
1.784%, 2/15/38(l)§	120,000	120,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA,
Series 2012-23
0.201%, 6/16/53 IO(l) .	$25,051	$132
Series 2013-191
0.366%, 11/16/53 IO(l)	28,439	347
Series 2013-30
0.602%, 9/16/53 IO(l)	87,958	1,559
Series 2013-63
0.756%, 9/16/51 IO(l)	138,423	2,747
Series 2015-22
0.548%, 3/16/55 IO(l)	72,707	1,755
Series 2016-26
0.758%, 2/16/58 IO(l)	237,888	9,093
Series 2016-96
0.796%, 12/16/57 IO(l)	46,588	2,120
Series 2021-143
0.989%, 10/16/63 IO(l)	7,748,525	655,191
Series 2021-20
1.117%, 8/16/62 IO(l)	6,570,758	610,757
Series 2021-22
0.989%, 5/16/63 IO(l)	7,031,429	607,887
Series 2021-52
0.847%, 4/16/63 IO(l)	7,850,047	624,088
Series 2021-71
0.8915%, 10/16/62 IO(l)	7,854,456	649,205
Grace Trust,
Series 2020-GRCE D
2.769%, 12/10/40(l)§	142,000	137,366
Great Wolf Trust,
Series 2019-WOLF E
2.816%, 12/15/36(l)§	254,000	248,922
Series 2019-WOLF F
3.215%, 12/15/36(l)§	254,000	245,748
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	56,523
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	99,959
Series 2018-TWR D
1.684%, 7/15/31(l)§	110,000	107,801
Series 2019-BOCA A
1.284%, 6/15/38(l)§	100,000	100,095
Series 2020-TWN3 B
2.584%, 11/15/37(l)§	100,000	100,413
Series 2020-TWN3 D
3.784%, 11/15/37(l)§	100,000	100,415
GS Mortgage Securities Trust,
Series 2012-GCJ9 C
4.448%, 11/10/45(l)§	20,000	20,300
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	30,999
Series 2015-GC28 XA
1.131%, 2/10/48 IO(l)	2,717,742	75,114
Series 2015-GC32 C
4.569%, 7/10/48(l)	10,000	10,621
Series 2015-GS1 A3
3.734%, 11/10/48	10,000	10,923
Series 2015-GS1 XA
0.910%, 11/10/48 IO(l)	1,888,385	53,538
Series 2016-GS3 XA
1.340%, 10/10/49 IO(l)	297,191	15,129
Series 2017-GS7 D
3.000%, 8/10/50§	10,000	9,445
Series 2017-GS7 E
3.000%, 8/10/50§	10,000	8,919
Series 2017-GS7 XA
1.261%, 8/10/50 IO(l) .	2,481,624	125,987
Series 2018-GS9 C
4.505%, 3/10/51(l)	375,000	408,245
Series 2019-GSA1 C
3.932%, 11/10/52(l)	10,000	10,554
Series 2019-GSA1 XA
0.955%, 11/10/52 IO(l)	1,192,481	68,855
Series 2020-GC45 XA
0.7188%, 2/13/53 IO(l)	3,319,354	150,900
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	108,466
HPLY Trust,
Series 2019-HIT F
3.234%, 11/15/36(l)§	200,130	196,879
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	105,545
Series 2017-APTS BFL
1.034%, 6/15/34(l)§	108,433	108,414
Series 2017-APTS CFL
1.184%, 6/15/34(l)§	108,433	108,459
Series 2017-APTS DFX
3.613%, 6/15/34(l)§	100,000	96,137
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC D
1.784%, 4/15/38(l)§	90,000	90,112
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 D
1.984%, 6/15/32(l)§	8,010	7,907
Series 2018-AON A
4.128%, 7/5/31§	36,000	37,910
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX A4FL
1.384%, 6/15/45(l)§	22,929	23,046
Series 2015-JP1 C
4.888%, 1/15/49(l)	100,000	107,812
Series 2016-JP3 B
3.397%, 8/15/49(l)	331,000	346,132
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	8,012
Series 2018-LAQ A
1.084%, 6/15/32(l)§	69,328	69,306
Series 2018-PHH A
2.560%, 6/15/35(l)§	106,599	107,251
Series 2018-WPT DFX
5.350%, 7/5/33§	60,000	62,829
Series 2018-WPT EFX
5.542%, 7/5/33(l)§	120,000	123,933
Series 2018-WPT FFX
5.542%, 7/5/33(l)§	181,000	184,718
Series 2020-609M D
2.854%, 10/15/33(l)§	130,000	130,286
Series 2020-ACE C
3.817%, 1/10/37(l)§	187,000	184,359
Series 2020-LOOP E
3.990%, 12/5/38(l)§	181,000	179,404
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 B
4.705%, 9/15/47(l)	150,000	154,781

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-C23 D
4.133%, 9/15/47(l)§	$365,000	$365,866
Series 2014-C25 XA
0.980%, 11/15/47 IO(l)	3,033,908	67,210
Series 2015-C27 D
3.944%, 2/15/48(l)§	300,000	270,883
Series 2015-C32 XA
1.357%, 11/15/48 IO(l)	1,685,034	48,403
Series 2015-C33 C
4.765%, 12/15/48(l)	221,000	234,791
Series 2015-C33 D1
4.265%, 12/15/48(l)§	200,000	198,257
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5
3.490%, 7/15/50	20,000	21,855
Series 2017-JP6 C
3.908%, 7/15/50(l)	350,000	367,281
Series 2017-JP7 B
4.050%, 9/15/50	10,000	10,908
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	21,135
Series 2019-COR5 C
3.750%, 6/13/52	16,000	16,737
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.709%, 6/15/49 IO(l)	1,453,870	75,636
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	61,760
Series 2018-C8 A4
4.211%, 6/15/51	10,000	11,372
Series 2020-COR7 B
3.294%, 5/13/53(l)	298,000	314,115
Series 2020-COR7 XA
1.782%, 5/13/53 IO(l)	2,556,307	267,261
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A
2.558%, 11/5/44§	700,000	707,530
Ladder Capital Commercial Mortgage Mortgage Trust,
Series 2013-GCP XA
1.338%, 2/15/36 IO(l)§	968,225	60,001
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	316,837
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
1.095%, 3/10/50 IO(l)§	2,650,936	63,555
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 A
2.214%, 7/15/35(l)§	152,965	154,399
Series 2021-FL5 A
1.014%, 7/15/36(l)§	700,000	699,341
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14 C
5.218%, 2/15/47(l)	65,000	69,612
Series 2015-C20 ASB
3.069%, 2/15/48	577,394	595,596
Series 2015-C20 B
4.160%, 2/15/48	150,000	159,767
Series 2015-C20 C
4.600%, 2/15/48(l)	150,000	156,450
Series 2015-C20 XA
1.414%, 2/15/48 IO(l)	2,323,198	75,492
Series 2015-C23 A4
3.719%, 7/15/50	15,000	16,239
Series 2015-C25 C
4.677%, 10/15/48(l)	70,000	75,404
Series 2015-C27 ASB
3.557%, 12/15/47	414,764	435,954
Series 2016-C31 ASB
2.952%, 11/15/49	1,000,000	1,045,097
Series 2016-C31 C
4.432%, 11/15/49(l)	215,000	219,491
Series 2016-C32 A4
3.720%, 12/15/49	166,000	182,901
Series 2017-C33 C
4.558%, 5/15/50(l)	40,000	42,646
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ
6.215%, 6/11/42(l)	16,520	16,654
Series 2017-H1 B
4.075%, 6/15/50	198,000	216,101
Series 2017-H1 D
2.546%, 6/15/50§	210,000	174,920
Series 2017-H1 XD
2.319%, 6/15/50 IO(l)§	300,000	32,001
Series 2017-HR2 D
2.730%, 12/15/50	210,000	191,024
Series 2018-H3 C
5.010%, 7/15/51(l)	10,000	11,203
Series 2018-H3 D
3.000%, 7/15/51§	17,000	15,817
Series 2018-H4 C
5.244%, 12/15/51(l)	10,000	11,122
Series 2018-L1 A3
4.139%, 10/15/51	10,000	11,204
Series 2018-MP A
4.419%, 7/11/40(l)§	219,000	245,244
Series 2019-H6 XB
0.869%, 6/15/52 IO(l)	1,000,000	50,205
Series 2019-L2 XA
1.190%, 3/15/52 IO(l)	2,899,314	186,322
Series 2019-L3 XA
0.763%, 11/15/52 IO(l)	4,527,131	211,271
Series 2020-L4 B
3.082%, 2/15/53	207,000	217,006
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
1.034%, 6/15/35(l)§	210,717	208,101
Series 2018-SOX A
4.404%, 6/17/38§	100,000	109,993
Series 2021-APPL A
0.000%, 8/15/38(l)§	700,000	700,000
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.511%, 5/10/39 IO(l)§	1,000,000	20,740
One Market Plaza Trust,
Series 2017-1MKT D
4.146%, 2/10/32§	100,000	101,057
Series 2017-1MKT XCP
0.218%, 2/10/32 IO(l)§	1,000,000	620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2017-1MKT XNCP
0.000%, 2/10/32 IO(1)§		$200,000	$—
PFP Ltd.,
Series 2019-6 A
1.135%, 4/14/37(1)§		126,967	126,807
Series 2021-8 A
1.100%, 8/9/37(1)§		700,000	700,000
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.593%, 9/15/39(1)§		30,000	30,208
SLG Office Trust,
Series 2021-OVA A
2.585%, 7/15/41§		425,000	439,278
Soho Trust
Series 2021-SOHO B
2. 786%, 8/10/38(1)§		371,000	353,019
TPGI Trust
Series 2021-DGWD D
1.580%, 6/15/26(1)§		270,000	269,831
UBS Commercial Mortgage Trust,
Series 2017-C2 C
4.295%, 8/15/50(1)		366,000	385,229
Series 2018-C12 B
4.788%, 8/15/51(1)		75,000	84,855
Series 2018-C8 C
4.858%, 2/15/51(1)		226,000	250,612
Series 2019-C17 XA
1.624%, 10/15/52 IO(1)		984,634	93,122
Series 2019-C18 XA
1.168%, 12/15/52 IO(1)		985,621	63,319
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 D
5.206%, 8/10/49(1)§		10,000	10,129
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(1)§		605,319	637,271
VNDO Trust,
Series 2016-350P D
4.033%, 1/10/35(1)§		100,000	101,753
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C
3.894%, 2/15/48		150,000	145,145
Series 2015-C27 XA
1.025%, 2/15/48 IO(1)		3,402,510	81,123
Series 2015-LC20 C
4.056%, 4/15/50(1)		219,000	227,323
Series 2015-NXS1 XA
1.231%, 5/15/48 IO(1)		2,005,365	59,872
Series 2015-NXS2 XA
0.803%, 7/15/58 IO(1)		3,618,214	73,462
Series 2016-BNK1 XD
1.397%, 8/15/49 IO(1)§		1,000,000	54,532
Series 2016-C32 A3FL
1.504%, 1/15/59(1)		37,852	38,039
Series 2016-C33 C
3.896%, 3/15/59		129,000	133,218
Series 2016-C33 XA
1.778%, 3/15/59 IO(1)		987,060	59,821
Series 2016-C34 A3FL
1.124%, 6/15/49(1)§		30,000	30,482
Series 2016-C35 B
3.438%, 7/15/48		325,000	341,150
Series 2017-C38 XA
1.162%, 7/15/50 IO(1)		2,506,285	114,685
Series 2017-C39 D
4.492%, 9/15/50(1)§		10,000	9,187
Series 2017-C39 XA
1.250%, 9/15/50 IO(1)		2,448,385	121,762
Series 2017-C41 B
4.188%, 11/15/50(1)		220,000	231,557
Series 2017-C42 B
4.002%, 12/15/50(1)		250,000	270,858
Series 2017-HSDB A
0.933%, 12/13/31(1)§		100,000	98,383
Series 2018-C45 C
4.727%, 6/15/51		20,000	21,737
Series 2018-C46 B
4.633%, 8/15/51		24,000	27,143
Series 2019-C49 B
4.546%, 3/15/52		90,000	102,206
Series 2019-C49 C
4.866%, 3/15/52(1)		80,000	89,572
Series 2019-C50 B
4.192%, 5/15/52		150,000	165,035
Series 2019-C50 C
4.345%, 5/15/52		25,000	26,720
Series 2019-C50 XA
1.576%, 5/15/52 IO(1)		945,352	77,694
Series2020-C55AS
2.937%, 2/15/53		207,000	215,062
Series 2020-C55 XA
1.438%, 2/15/53 IO(1)		4,069,117	361,283
Series 2020-C56 XA
1.547%, 6/15/53 IO(1)		3,740,037	355,330
Series 2020-C58 XA
2.009%, 7/15/53 IO(1)		2,300,353	312,311
Series 2020-SDAL D
2.174%, 2/15/37(1)§		40,000	39,010
Series 2021-C59 XA
1.687%, 4/15/54 IO(1)		3,026,433	349,529
Series 2021-FCMT D
3.584%, 5/15/31(1)§		110,000	110,069
Series 2021-SAVE C
1.884%, 2/15/40(1)§		159,079	159,869
Series 2021-SAVE D
2.584%, 2/15/40(1)§		159,079	160,271
Series 2021-SAVE E
3.734%, 2/15/40(1)§		159,079	160,660

Total Commercial Mortgage- Backed Securities			66,494,999

Corporate Bonds (27.3%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.9%)
Altice France SA
7.375%, 5/1/26§		200,000	206,560
AT&T,Inc.
3.400%, 5/15/25		150,000	162,313
3.800%, 2/15/27		100,000	110,972
4.250%, 3/1/27		150,000	170,012
4.100%, 2/15/28		220,000	247,778
4.350%, 3/1/29		918,000	1,052,604
4.300%, 2/15/30		427,000	488,939
2.750%, 6/1/31		213,000	217,875
2.250%, 2/1/32		712,000	692,050
2.550%, 12/1/33		77,000	75,672
4.500%, 5/15/35		600,000	700,234
2.600%, 5/19/38	EUR	125,000	164,481
3.500%, 9/15/53		$256,000	252,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
3.650%, 9/15/59		$76,000	$75,074
3.850%, 6/1/60		74,000	76,331
3.500%, 2/1/61		106,000	101,030
Deutsche Telekom International Finance BV
3.600%, 1/19/27§		150,000	165,145
Level 3 Financing, Inc.
3.400%, 3/1/27§		600,000	632,010
Verizon Communications, Inc.
0.750%, 3/22/24		35,000	35,113
0.850%, 11/20/25		50,000	49,379
1.450%, 3/20/26		40,000	40,318
4.125%, 3/16/27		150,000	169,782
2.100%, 3/22/28		331,000	335,788
4.329%, 9/21/28		778,000	892,129
3.150%, 3/22/30		305,000	326,300
1.500%, 9/18/30		528,000	498,485
1.680%, 10/30/30		271,000	256,115
2.550%, 3/21/31		961,000	972,507
4.272%, 1/15/36		15,000	17,543
2.650%, 11/20/40		259,000	243,201
3.400%, 3/22/41		160,000	167,232
2.850%, 9/3/41		13,000	12,663
3.850%, 11/1/42		25,000	27,203
4.862%, 8/21/46		28,000	35,560
3.550%, 3/22/51		104,000	108,826
3.700%, 3/22/61		101,000	106,134

			9,885,475

Entertainment (0.2%)
Activision Blizzard, Inc.
3.400%, 6/15/27		10,000	10,930
1.350%, 9/15/30		173,000	160,350
2.500%, 9/15/50		78,000	68,030
Electronic Arts, Inc.
1.850%, 2/15/31		700,000	676,638
NBCUniversal Media LLC
4.450%, 1/15/43		20,000	24,147
TWDC Enterprises 18 Corp.
2.350%, 12/1/22(x)		45,000	46,070
3.150%, 9/17/25		75,000	80,872
Walt Disney Co. (The)
3.800%, 3/22/30		250,000	284,789
2.650%, 1/13/31(x)		600,000	626,443
2.750%, 9/1/49		163,000	155,391
4.700%, 3/23/50		21,000	27,457

			2,161,117

Interactive Media & Services (0.0%)
Alphabet, Inc.
0.450%, 8/15/25		110,000	108,113

Media (0.6%)
Charter Communications Operating LLC
4.908%, 7/23/25		200,000	224,864
2.250%, 1/15/29		717,000	716,104
6.384%, 10/23/35		39,000	51,229
6.484%, 10/23/45		377,000	512,132
5.375%, 5/1/47		30,000	35,793
5.750%, 4/1/48		89,000	112,356
3.850%, 4/1/61		988,000	938,343
4.400%, 12/1/61		71,000	73,896
3.950%, 6/30/62		55,000	53,029
Comcast Corp.
3.700%, 4/15/24		55,000	59,096
3.150%, 3/1/26		125,000	135,014
3.300%, 4/1/27		353,000	386,329
4.150%, 10/15/28		245,000	282,202
2.650%, 2/1/30		834,000	870,461
3.400%, 4/1/30		226,000	247,765
3.250%, 11/1/39		105,000	110,585
3.969%, 11/1/47		96,000	108,662
3.999%, 11/1/49		122,000	139,956
3.450%, 2/1/50		165,000	173,416
2.937%, 11/1/56§		15,000	14,152
Cox Communications, Inc.
3.600%, 6/15/51§		127,000	131,526
Discovery Communications LLC
2.950%, 3/20/23		40,000	41,351
3.800%, 3/13/24		50,000	53,208
3.900%, 11/15/24		50,000	54,140
1.900%, 3/19/27	EUR	108,000	133,297
Fox Corp.
4.709%, 1/25/29		$100,000	116,655
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	17,448
4.750%, 3/30/30		73,000	86,492
ViacomCBS, Inc.
3.700%, 8/15/24		62,000	66,669
4.950%, 1/15/31		200,000	239,442
4.375%, 3/15/43		46,000	52,125
5.850%, 9/1/43		79,000	107,414

			6,345,151

Wireless Telecommunication Services (0.2%)
Rogers Communications, Inc.
4.100%, 10/1/23		50,000	53,379
T-Mobile USA, Inc.
3.500%, 4/15/25		200,000	214,742
3.750%, 4/15/27		501,000	551,105
3.875%, 4/15/30		1,182,000	1,306,169
3.600%, 11/15/60§		10,000	9,798
Vodafone Group plc
4.375%, 5/30/28		200,000	229,180
5.250%, 5/30/48		61,000	78,675
4.875%, 6/19/49		86,000	106,722

			2,549,770

Total Communication Services			21,049,626

Consumer Discretionary (1.6%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24		40,000	42,942
Magna International, Inc.
2.450%, 6/15/30		52,000	52,687

			95,629

Automobiles (0.7%)
BMW US Capital LLC
2.550%, 4/1/31§		156,000	160,452
1.950%, 8/12/31§		168,000	164,089
Daimler Finance North America LLC
3.750%, 11/5/21§		700,000	702,153
2.550%, 8/15/22§		700,000	713,281
Ford Credit Canada Co.
(CDOR03 + 3.03%),
3.469%, 1/10/22(k)	CAD	900,000	708,574
General Motors Co.
6.125%, 10/1/25		$318,000	372,179
5.000%, 10/1/28		42,000	48,571
Hyundai Capital America
3.950%, 2/1/22§		100,000	101,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
1.150%, 11/10/22§		$700,000	$703,381
2.375%, 2/10/23§		135,000	137,925
0.800%, 4/3/23§		700,000	700,018
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		828,000	834,425
2.450%, 9/15/28§		47,000	46,466
Nissan Motor Co. Ltd.
3.201%, 9/17/28(m)	EUR	500,000	650,264
4.810%, 9/17/30§		$1,103,000	1,238,972

			7,281,839

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
2.750%, 3/15/23		50,000	51,605
Choice Hotels International, Inc.
3.700%, 12/1/29		600,000	638,195
Expedia Group, Inc.
6.250%, 5/1/25§		620,000	714,229
5.000%, 2/15/26		10,000	11,270
3.250%, 2/15/30		236,000	243,488
Las Vegas Sands Corp.
3.200%, 8/8/24		100,000	102,551
Marriott International, Inc.
Series FF
4.625%, 6/15/30		25,000	28,497
Series HH
2.850%, 4/15/31		89,000	89,529
Series X
4.000%, 4/15/28		25,000	27,416
McDonald’s Corp.
3.350%, 4/1/23		15,000	15,616
1.450%, 9/1/25		55,000	55,843
3.700%, 1/30/26		75,000	82,621
2.625%, 9/1/29		179,000	186,627
2.125%, 3/1/30		55,000	55,156
3.600%, 7/1/30		104,000	115,314
4.450%, 9/1/48		136,000	166,742
Sands China Ltd.
5.125%, 8/8/25		700,000	754,271
5.400%, 8/8/28		200,000	220,872
Starbucks Corp.
2.450%, 6/15/26		50,000	52,420
3.550%, 8/15/29		100,000	110,426
2.250%, 3/12/30		211,000	211,998
2.550%, 11/15/30		700,000	715,822

			4,650,508

Household Durables (0.1%)
DR Horton, Inc.
4.375%, 9/15/22		400,000	410,794
2.600%, 10/15/25		50,000	52,434
1.300%, 10/15/26		253,000	249,340
Leggett & Platt, Inc.
3.500%, 11/15/27		25,000	27,094
Lennar Corp.
4.125%, 1/15/22		180,000	180,494
5.250%, 6/1/26		130,000	149,013
4.750%, 11/29/27		100,000	115,861
Mohawk Industries, Inc.
3.625%, 5/15/30		25,000	27,156
PulteGroup, Inc.
5.500%, 3/1/26		56,000	64,851
Whirlpool Corp.
4.000%, 3/1/24		30,000	32,272

			1,309,309

Internet & Direct Marketing Retail (0.2%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27		200,000	213,754
Amazon.com, Inc.
2.400%, 2/22/23		100,000	102,722
0.450%, 5/12/24		25,000	24,940
3.800%, 12/5/24		50,000	54,792
5.200%, 12/3/25(x)		100,000	116,914
1.000%, 5/12/26		50,000	49,923
3.150%, 8/22/27		50,000	54,809
1.650%, 5/12/28		270,000	271,699
1.500%, 6/3/30		85,000	82,714
2.100%, 5/12/31		50,000	50,590
2.500%, 6/3/50		225,000	210,054
eBay, Inc.
1.900%, 3/11/25		70,000	72,080
1.400%, 5/10/26		305,000	305,827

			1,610,818

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27		15,000	16,307

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25		75,000	83,070
Dollar Tree, Inc.
4.000%, 5/15/25		100,000	109,215
Target Corp.
3.375%, 4/15/29		100,000	110,602

			302,887

Specialty Retail (0.2%)
AutoNation, Inc.
3.500%, 11/15/24		25,000	26,718
Home Depot, Inc. (The)
2.125%, 9/15/26		65,000	67,982
0.900%, 3/15/28(x)		65,000	62,281
2.950%, 6/15/29		336,000	361,430
1.875%, 9/15/31		85,000	83,318
2.750%, 9/15/51		27,000	26,027
Lowe’s Cos., Inc.
4.000%, 4/15/25		395,000	432,097
2.500%, 4/15/26		100,000	105,342
1.300%, 4/15/28		59,000	57,271
3.650%, 4/5/29		369,000	406,853
2.800%, 9/15/41		77,000	74,805
O’Reilly Automotive, Inc.
4.350%, 6/1/28		50,000	57,498
Ross Stores, Inc.
0.875%, 4/15/26		50,000	49,007

			1,810,629

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23		36,000	36,938
Ralph Lauren Corp.
2.950%, 6/15/30		15,000	15,772
VF Corp.
2.950%, 4/23/30		200,000	209,976

			262,686

Total Consumer Discretionary			17,340,612

Consumer Staples (1.2%)
Beverages (0.5%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36		346,000	417,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28		$505,000	$569,466
4.750%, 1/23/29		250,000	293,669
3.500%, 6/1/30		474,000	520,074
3.750%, 7/15/42		67,000	71,782
4.500%, 6/1/50		600,000	714,659
Bacardi Ltd.
4.450%, 5/15/25§		500,000	548,930
Coca-Cola Co. (The)
2.900%, 5/25/27		50,000	54,227
2.125%, 9/6/29		200,000	204,821
2.000%, 3/5/31		65,000	65,016
2.500%, 6/1/40		71,000	68,993
1.000%, 3/9/41	EUR	100,000	111,415
2.875%, 5/5/41		$27,000	27,700
Constellation Brands, Inc.
4.250%, 5/1/23		25,000	26,400
Diageo Capital plc
2.375%, 10/24/29		200,000	205,585
Keurig Dr Pepper, Inc.
4.057%, 5/25/23		100,000	105,646
3.200%, 5/1/30		166,000	178,440
Molson Coors Beverage Co.
3.000%, 7/15/26		100,000	106,812
PepsiCo, Inc.
2.750%, 3/1/23		62,000	64,188
2.750%, 4/30/25		75,000	79,557
3.000%, 10/15/27(x)		100,000	109,555
2.750%, 3/19/30		200,000	212,912
Suntory Holdings Ltd.
2.550%, 6/28/22§		400,000	405,450

			5,163,109

Food & Staples Retailing (0.2%)
7-Eleven, Inc.
1.800%, 2/10/31§		700,000	665,642
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27§		155,000	170,327
Costco Wholesale Corp.
1.600%, 4/20/30		200,000	194,714
Kroger Co. (The)
2.650%, 10/15/26		50,000	52,952
4.500%, 1/15/29		25,000	29,246
Sysco Corp.
5.650%, 4/1/25		800,000	919,996
3.250%, 7/15/27		50,000	54,075
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		50,000	54,348
3.450%, 6/1/26		75,000	81,404
Walmart, Inc.
2.550%, 4/11/23		54,000	55,579
3.400%, 6/26/23		25,000	26,263
3.300%, 4/22/24		37,000	39,408
2.650%, 12/15/24		50,000	53,041
3.050%, 7/8/26		40,000	43,538
3.250%, 7/8/29		200,000	221,815
2.375%, 9/24/29		3,000	3,141
1.800%, 9/22/31		15,000	14,834
2.650%, 9/22/51		87,000	86,004

			2,766,327

Food Products (0.2%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26		50,000	53,203
Bunge Ltd. Finance Corp.
4.350%, 3/15/24		50,000	54,034
2.750%, 5/14/31		25,000	25,233
Campbell Soup Co.
3.650%, 3/15/23		15,000	15,657
4.150%, 3/15/28		25,000	28,123
Conagra Brands, Inc.
3.200%, 1/25/23		15,000	15,429
4.850%, 11/1/28		225,000	264,356
Danone SA
2.589%, 11/2/23§		600,000	621,965
General Mills, Inc.
2.600%, 10/12/22		25,000	25,519
3.700%, 10/17/23		20,000	21,231
4.200%, 4/17/28		215,000	244,349
Hershey Co. (The)
3.375%, 5/15/23		25,000	26,178
Hormel Foods Corp.
1.700%, 6/3/28(x)		70,000	70,275
J M Smucker Co. (The)
2.375%, 3/15/30		15,000	15,211
Kellogg Co.
2.650%, 12/1/23		42,000	43,919
Mondelez International, Inc.
2.750%, 4/13/30		308,000	321,865
Unilever Capital Corp.
2.900%, 5/5/27		100,000	107,472

			1,954,019

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24		25,000	27,006
1.800%, 5/15/30		44,000	42,770
Colgate-Palmolive Co.
3.250%, 3/15/24		62,000	66,007
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	11,446
3.200%, 4/25/29		50,000	54,713
Procter & Gamble Co. (The)
0.550%, 10/29/25		50,000	49,164
1.200%, 10/29/30		50,000	47,430

			298,536

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24		10,000	10,410
1.950%, 3/15/31		45,000	44,741

			55,151

Tobacco (0.3%)
Altria Group, Inc.
4.400%, 2/14/26		101,000	113,258
2.625%, 9/16/26		97,000	101,568
4.800%, 2/14/29		74,000	84,781
3.400%, 5/6/30		66,000	69,557
3.125%, 6/15/31	EUR	300,000	398,169
2.450%, 2/4/32		$153,000	146,661
5.800%, 2/14/39		78,000	95,598
4.500%, 5/2/43		73,000	77,873
6.200%, 2/14/59		11,000	14,138
BAT Capital Corp.
3.222%, 8/15/24		50,000	53,122
3.215%, 9/6/26		45,000	47,932
3.557%, 8/15/27		100,000	107,540
2.259%, 3/25/28		225,000	222,662
4.906%, 4/2/30		387,000	441,558
2.726%, 3/25/31		31,000	30,454
5.282%, 4/2/50		32,000	36,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Imperial Brands Finance plc
3.125%, 7/26/24§		$500,000	$524,883
Philip Morris International, Inc.
2.625%, 3/6/23		36,000	37,198
3.250%, 11/10/24		150,000	161,105
1.450%, 8/1/39	EUR	125,000	136,825
Reynolds American, Inc.
4.450%, 6/12/25		$100,000	110,292
5.850%, 8/15/45		42,000	51,265

			3,063,137

Total Consumer Staples			13,300,279

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27		100,000	108,809
Halliburton Co.
3.500%, 8/1/23		3,000	3,141
3.800%, 11/15/25		7,000	7,652
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK(m)		197,313	109,061
7.350%, 12/1/26 PIK§		492	272
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§		40,641	40,336
7.720%, 12/1/26 PIK§		572,574	128,677
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon),
12/31/64(y)§		163,662	1,227
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25		25,000	25,188
Schlumberger Investment SA
2.650%, 6/26/30		200,000	206,233

			630,596

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
4.800%, 5/3/29		20,000	22,938
3.400%, 2/15/31		500,000	525,830
BP Capital Markets America, Inc.
3.790%, 2/6/24		30,000	32,111
3.194%, 4/6/25		40,000	42,734
3.588%, 4/14/27		100,000	109,881
4.234%, 11/6/28		200,000	228,880
3.001%, 3/17/52		100,000	95,146
3.379%, 2/8/61		20,000	19,835
BP Capital Markets plc
2.500%, 11/6/22		27,000	27,654
3.814%, 2/10/24		244,000	261,719
3.119%, 5/4/26		75,000	80,928
3.279%, 9/19/27		50,000	54,614
Cameron LNG LLC
3.302%, 1/15/35§		278,000	294,397
3.402%, 1/15/38§		95,000	99,406
Canadian Natural Resources Ltd.
2.950%, 1/15/23		50,000	51,455
Cenovus Energy, Inc.
3.750%, 2/15/52		10,000	9,702
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24		180,000	203,342
5.875%, 3/31/25		51,000	57,522
5.125%, 6/30/27		424,000	489,635
3.700%, 11/15/29		230,000	250,090
Chevron Corp.
2.355%, 12/5/22		27,000	27,502
3.191%, 6/24/23		75,000	78,174
2.895%, 3/3/24		150,000	158,146
2.954%, 5/16/26		50,000	53,826
Chevron USA, Inc.
0.687%, 8/12/25		65,000	64,183
5.250%, 11/15/43		70,000	95,272
Cimarex Energy Co.
4.375%, 3/15/29		100,000	112,653
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23		128,000	132,144
ConocoPhillips Co.
6.950%, 4/15/29		200,000	266,955
Devon Energy Corp.
5.850%, 12/15/25		23,000	26,536
4.500%, 1/15/30§		25,000	27,281
Diamondback Energy, Inc.
2.875%, 12/1/24		30,000	31,415
3.500%, 12/1/29		537,000	573,484
Eastern Gas Transmission & Storage, Inc.
4.800%, 11/1/43§		25,000	30,434
Ecopetrol SA
5.375%, 6/26/26		10,000	10,837
6.875%, 4/29/30		56,000	65,408
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.50%),
0.624%, 2/18/22(k)		600,000	601,055
3.700%, 7/15/27		50,000	54,952
Energy Transfer LP
5.875%, 1/15/24		100,000	109,294
4.050%, 3/15/25		100,000	107,803
2.900%, 5/15/25		700,000	733,575
3.750%, 5/15/30		100,000	107,604
5.000%, 5/15/50		700,000	810,107
Enterprise Products Operating LLC
3.350%, 3/15/23		64,000	66,207
3.700%, 2/15/26		100,000	109,500
2.800%, 1/31/30		30,000	31,397
EOG Resources, Inc.
4.150%, 1/15/26		27,000	30,069
4.375%, 4/15/30		200,000	232,817
Equinor ASA
1.750%, 1/22/26		55,000	56,309
3.625%, 9/10/28		100,000	110,947
Exxon Mobil Corp.
1.571%, 4/15/23		200,000	203,721
2.019%, 8/16/24		50,000	51,937
3.043%, 3/1/26		50,000	53,957
2.275%, 8/16/26		200,000	209,797
1.408%, 6/26/39	EUR	200,000	222,649
Galaxy Pipeline Assets Bidco Ltd.
2.940%, 9/30/40§		$200,000	199,372
Kinder Morgan Energy Partners LP
4.250%, 9/1/24		75,000	81,403
Kinder Morgan, Inc.
5.300%, 12/1/34		72,000	88,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Magellan Midstream Partners LP
3.250%, 6/1/30		$15,000	$15,922
Marathon Petroleum Corp.
5.125%, 12/15/26		100,000	115,877
3.800%, 4/1/28		15,000	16,432
5.000%, 9/15/54		65,000	77,313
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		600,000	606,928
MPLX LP
3.500%, 12/1/22		25,000	25,791
4.000%, 2/15/25		100,000	108,332
4.000%, 3/15/28		200,000	220,870
NGPL PipeCo LLC
4.875%, 8/15/27§		178,000	201,096
3.250%, 7/15/31§		164,000	167,956
Northwest Pipeline LLC
4.000%, 4/1/27		399,000	441,675
Occidental Petroleum Corp.
6.950%, 7/1/24		300,000	336,750
3.200%, 8/15/26		600,000	611,070
ONEOK Partners LP
3.375%, 10/1/22		36,000	36,747
ONEOK, Inc.
5.850%, 1/15/26		65,000	76,188
4.350%, 3/15/29		50,000	56,034
Petroleos Mexicanos
6.875%, 10/16/25(m)		26,000	28,470
5.350%, 2/12/28		44,000	43,260
6.500%, 1/23/29		161,000	164,989
7.690%, 1/23/50		50,000	47,040
Series 13-2
7.190%, 9/12/24	MXN	1,203,000	55,359
Phillips 66 Partners LP
3.550%, 10/1/26		$25,000	26,851
Pioneer Natural Resources Co.
0.550%, 5/15/23		15,000	14,995
1.900%, 8/15/30		110,000	104,890
Plains All American Pipeline LP
4.500%, 12/15/26		50,000	55,580
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		164,135	180,322
Sabine Pass Liquefaction LLC
5.750%, 5/15/24		492,000	547,162
5.625%, 3/1/25		1,357,000	1,537,459
5.875%, 6/30/26		272,000	319,450
5.000%, 3/15/27		65,000	74,755
4.200%, 3/15/28		234,000	261,337
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	54,284
Suncor Energy, Inc.
6.500%, 6/15/38		23,000	31,869
TotalEnergies Capital International SA
3.750%, 4/10/24		75,000	80,749
3.455%, 2/19/29		100,000	110,548
TransCanada PipeLines Ltd.
4.250%, 5/15/28		100,000	113,850
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		502,000	625,974
4.000%, 3/15/28		472,000	526,272
3.950%, 5/15/50		28,000	31,273
Valero Energy Corp.
2.850%, 4/15/25		100,000	105,296
4.000%, 4/1/29		65,000	71,347
Williams Cos., Inc. (The)
3.700%, 1/15/23		10,000	10,325
4.500%, 11/15/23		50,000	53,543
4.300%, 3/4/24		50,000	53,664
4.550%, 6/24/24		25,000	27,250
2.600%, 3/15/31		65,000	65,815
7.750%, 6/15/31		35,000	48,336
Series A
7.500%, 1/15/31		16,000	22,176

			17,594,514

Total Energy			18,225,110

Financials (9.2%)
Banks (5.2%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)	EUR	900,000	151,165
Banco Santander Chile
2.700%, 1/10/25§		$500,000	518,150
Banco Santander SA
3.125%, 2/23/23		200,000	206,985
2.706%, 6/27/24		200,000	210,361
1.849%, 3/25/26		200,000	202,282
3.306%, 6/27/29		200,000	215,275
2.749%, 12/3/30		200,000	198,038
Bangkok Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 3.466%, 9/23/36(k)§		700,000	693,420
Bank of America Corp.
3.300%, 1/11/23		100,000	103,739
(ICE LIBOR USD 3 Month + 1.00%), 1.125%, 4/24/23(k)		400,000	402,013
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)		345,000	355,390
4.125%, 1/22/24		62,000	66,968
(ICE LIBOR USD 3 Month + 0.79%), 0.906%, 3/5/24(k)		300,000	301,759
4.000%, 4/1/24		50,000	54,080
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)		146,000	154,454
(SOFR + 0.74%), 0.810%, 10/24/24(k)		50,000	50,175
4.000%, 1/22/25		75,000	81,728
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)		150,000	159,684
(SOFR + 0.91%), 0.981%, 9/25/25(k)		50,000	50,060
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)		729,000	761,482
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)		230,000	245,352
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)		100,000	102,408
4.450%, 3/3/26		154,000	172,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
3.500%, 4/19/26		$149,000	$162,510
(SOFR + 1.01%), 1.197%, 10/24/26(k)		134,000	132,778
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)		53,000	57,664
(SOFR + 0.96%), 1.734%, 7/22/27(k)		780,000	783,071
3.248%, 10/21/27		348,000	374,769
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)		479,000	527,764
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)		125,000	137,115
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)		196,000	214,694
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)		239,000	258,617
(SOFR + 1.06%), 2.087%, 6/14/29(k)		145,000	144,553
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)		50,000	56,619
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)		240,000	267,858
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)		264,000	280,626
(ICE LIBOR USD 3 Month + 1.19%), 2.884%, 10/22/30(k)		304,000	317,043
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)		300,000	303,439
(SOFR + 1.37%), 1.922%, 10/24/31(k)		300,000	287,499
(SOFR + 1.32%), 2.687%, 4/22/32(k)		250,000	254,302
(SOFR + 1.22%), 2.299%, 7/21/32(k)		175,000	172,170
(SOFR + 1.93%), 2.676%, 6/19/41(k)		28,000	26,810
(SOFR + 1.58%), 3.311%, 4/22/42(k)		180,000	188,923
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)		100,000	113,925
Series L
3.950%, 4/21/25		244,000	265,297
Series N
(SOFR + 0.91%), 1.658%, 3/11/27(k)		700,000	704,168
(SOFR + 1.22%), 2.651%, 3/11/32(k)		171,000	173,916
Bank of Montreal
2.550%, 11/6/22		27,000	27,613
1.250%, 9/15/26		50,000	49,599
(SOFR + 0.60%), 0.949%, 1/22/27(k)		50,000	49,147
Series E
3.300%, 2/5/24		50,000	53,199
Bank of Nova Scotia (The)
1.950%, 2/1/23		200,000	204,257
3.400%, 2/11/24		100,000	106,519
4.500%, 12/16/25		100,000	112,252
1.300%, 9/15/26		100,000	99,238
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 1.094%, 7/20/23(k)§		600,000	608,822
Barclays Bank plc
7.625%, 11/21/22		220,000	235,132
Barclays plc
(ICE LIBOR USD 3 Month + 1.63%), 1.744%, 1/10/23(k)		600,000	602,334
3.684%, 1/10/23		200,000	201,722
3.650%, 3/16/25		200,000	215,100
(SOFR + 2.71%), 2.852%, 5/7/26(k)		200,000	209,768
3.250%, 2/12/27(m)	GBP	500,000	720,990
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)		$279,000	324,203
BBVA Bancomer SA
6.750%, 9/30/22§		200,000	210,334
BNP Paribas SA
3.250%, 3/3/23		45,000	46,866
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		700,000	696,384
Canadian Imperial Bank of Commerce
0.500%, 12/14/23		50,000	49,850
3.100%, 4/2/24		100,000	105,711
1.250%, 6/22/26		50,000	49,417
Citigroup, Inc.
2.700%, 10/27/22		50,000	51,177
3.375%, 3/1/23		50,000	52,097
3.875%, 10/25/23		75,000	80,201
(SOFR + 1.67%), 1.678%, 5/15/24(k)		750,000	764,177
3.750%, 6/16/24		75,000	81,097
4.000%, 8/5/24		50,000	54,162
(SOFR + 0.69%), 0.776%, 10/30/24(k)		100,000	100,313
4.400%, 6/10/25		214,000	236,727
3.400%, 5/1/26		100,000	108,848
(SOFR + 0.77%), 1.462%, 6/9/27(k)		200,000	199,073
4.450%, 9/29/27		200,000	227,031
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)		149,000	163,277
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)		400,000	435,604
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)		250,000	279,784
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)		150,000	168,631
(SOFR + 1.42%), 2.976%, 11/5/30(k)		452,000	471,900
Citizens Financial Group, Inc.
2.850%, 7/27/26		100,000	106,064
3.250%, 4/30/30		103,000	109,627
Comerica, Inc.
4.000%, 2/1/29		50,000	57,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Cooperatieve Rabobank UA
2.750%, 1/10/23	$250,000	$257,461
Credit Agricole SA
3.750%, 4/24/23§	500,000	525,584
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22	750,000	774,840
Danske Bank A/S
5.000%, 1/12/22§	1,468,000	1,485,744
5.375%, 1/12/24(m)	200,000	219,199
5.375%, 1/12/24§	500,000	547,998
1.549%, 9/10/27§	280,000	277,732
Discover Bank
4.200%, 8/8/23	500,000	533,172
Fifth Third Bancorp
2.375%, 1/28/25	50,000	51,921
Fifth Third Bank NA
1.800%, 1/30/23(x)	250,000	254,547
Grupo Aval Ltd.
4.750%, 9/26/22(m)	200,000	204,700
4.375%, 2/4/30§	200,000	196,725
HSBC Holdings plc
(SOFR + 1.40%), 2.633%, 11/7/25(k)	200,000	208,521
4.300%, 3/8/26	200,000	222,206
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	200,000	220,270
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	226,000	256,603
(SOFR + 1.29%), 2.206%, 8/17/29(k)	200,000	198,260
4.950%, 3/31/30	400,000	474,638
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	200,000	220,841
(SOFR + 1.19%), 2.804%, 5/24/32(k)	200,000	203,032
Huntington Bancshares, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36(k)§	100,000	98,305
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	250,000	255,960
ING Groep NV
3.550%, 4/9/24	200,000	214,113
4.625%, 1/6/26§	250,000	283,085
JPMorgan Chase & Co.
2.972%, 1/15/23	200,000	201,561
3.200%, 1/25/23	54,000	56,036
2.700%, 5/18/23	50,000	51,676
3.875%, 2/1/24	100,000	107,415
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)	49,000	51,316
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)	73,000	77,133
3.875%, 9/10/24	50,000	54,304
(SOFR + 0.60%), 0.653%, 9/16/24(k)	135,000	135,195
(SOFR + 0.42%), 0.563%, 2/16/25(k)	30,000	29,867
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	55,000	58,028
(SOFR + 0.58%), 0.969%, 6/23/25(k)	50,000	50,049
3.900%, 7/15/25	168,000	183,922
(SOFR + 1.59%), 2.005%, 3/13/26(k)	127,000	130,037
(SOFR + 1.85%), 2.083%, 4/22/26(k)	347,000	356,396
3.200%, 6/15/26	31,000	33,432
2.950%, 10/1/26	100,000	107,198
(SOFR + 0.80%), 1.045%, 11/19/26(k)	200,000	196,774
4.125%, 12/15/26	125,000	140,378
(ICE LIBOR USD 3 Month + 1.25%), 3.960%, 1/29/27(k)	258,000	284,664
(SOFR + 0.77%), 1.470%, 9/22/27(k)	40,000	39,733
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)	1,156,000	1,271,217
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	75,000	81,968
(SOFR + 1.89%), 2.182%, 6/1/28(k)	700,000	713,065
(SOFR + 1.02%), 2.069%, 6/1/29(k)	55,000	55,088
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	102,000	117,470
(SOFR + 1.51%), 2.739%, 10/15/30(k)	200,000	207,132
(SOFR + 3.79%), 4.493%, 3/24/31(k)	56,000	65,180
(SOFR + 2.04%), 2.522%, 4/22/31(k)	250,000	254,532
(SOFR + 2.52%), 2.956%, 5/13/31(k)	200,000	208,574
(SOFR + 1.25%), 2.580%, 4/22/32(k)	75,000	76,048
(SOFR + 1.51%), 2.525%, 11/19/41(k)	98,000	92,859
(ICE LIBOR USD 3 Month + 1.46%), 4.032%, 7/24/48(k)	135,000	156,496
(ICE LIBOR USD 3 Month + 1.38%), 3.964%, 11/15/48(k)	52,000	59,717
(ICE LIBOR USD 3 Month + 1.22%), 3.897%, 1/23/49(k)	35,000	39,780
KeyBank NA
(SOFR + 0.32%), 0.433%, 6/14/24(k)	250,000	249,796
Korea Development Bank (The)
2.125%, 10/1/24	200,000	208,440
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/22	135,000	138,607
2.125%, 1/17/23	118,000	120,886
1.625%, 2/15/23	375,000	382,085
0.250%, 4/25/23	130,000	129,945
0.250%, 10/19/23	100,000	99,756
0.500%, 9/20/24	200,000	199,513
2.500%, 11/20/24	125,000	132,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
0.625%, 1/22/26		$135,000	$133,500
2.875%, 4/3/28		90,000	98,728
0.750%, 9/30/30(x)		105,000	98,082
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	78,199
0.875%, 3/30/26		20,000	19,940
1.750%, 7/27/26		75,000	77,572
0.875%, 9/3/30		100,000	93,862
Series 37
2.500%, 11/15/27		50,000	53,731
Series 40
0.500%, 5/27/25		30,000	29,712
Lloyds Banking Group plc
3.900%, 3/12/24		500,000	537,059
4.500%, 11/4/24		200,000	219,239
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.412%, 3/7/25(k)	AUD	700,000	517,293
4.000%, 3/7/25		800,000	629,509
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)		$200,000	215,480
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26(k)		200,000	207,009
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.627%, 5/11/27(k)		202,000	201,348
Mitsubishi UFJ Financial Group, Inc.
2.998%, 2/22/22		37,000	37,404
(ICE LIBOR USD 3 Month + 0.74%), 0.860%, 3/2/23(k)		500,000	504,067
3.761%, 7/26/23		50,000	52,980
2.801%, 7/18/24		200,000	210,469
2.193%, 2/25/25		548,000	564,963
3.741%, 3/7/29		100,000	111,120
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24(k)		600,000	607,002
(SOFR + 1.36%), 2.555%, 9/13/25(k)		325,000	339,721
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)		600,000	617,325
3.663%, 2/28/27(x)		200,000	219,951
4.018%, 3/5/28		500,000	563,080
(SOFR + 1.77%), 2.201%, 7/10/31(k)		311,000	304,515
NatWest Group plc
3.875%, 9/12/23		700,000	742,337
5.125%, 5/28/24		40,000	44,046
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)		200,000	235,755
Norinchukin Bank (The)
2.080%, 9/22/31§		700,000	691,458
Oesterreichische Kontrollbank AG
3.125%, 11/7/23		50,000	52,755
0.375%, 9/17/25		90,000	88,137
PNC Bank NA
4.050%, 7/26/28		250,000	284,232
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24		75,000	80,764
(SOFR + 0.98%),
2.307%, 4/23/32(k)		65,000	65,748
Royal Bank of Canada
1.950%, 1/17/23		65,000	66,367
0.500%, 10/26/23		35,000	35,044
0.425%, 1/19/24		85,000	84,679
2.550%, 7/16/24		25,000	26,240
0.650%, 7/29/24		25,000	24,928
4.650%, 1/27/26		75,000	85,000
Santander Holdings USA, Inc.
3.400%, 1/18/23		50,000	51,712
3.450%, 6/2/25		50,000	53,387
4.500%, 7/17/25		50,000	55,036
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)		218,000	217,117
Santander UK plc
4.000%, 3/13/24		50,000	53,982
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	554,844
Societe Generale SA
4.250%, 9/14/23§		500,000	533,768
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25(k)§		700,000	697,618
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22		25,000	25,658
2.696%, 7/16/24		200,000	210,155
2.448%, 9/27/24		700,000	730,150
2.348%, 1/15/25		625,000	647,962
1.474%, 7/8/25		600,000	604,531
3.784%, 3/9/26		100,000	110,164
1.402%, 9/17/26		200,000	198,320
3.364%, 7/12/27		100,000	108,819
3.352%, 10/18/27		100,000	108,688
3.202%, 9/17/29		50,000	52,454
2.142%, 9/23/30		100,000	96,535
Svenska Handelsbanken AB
3.900%, 11/20/23		250,000	268,542
Toronto-Dominion Bank (The)
1.900%, 12/1/22		50,000	50,936
3.250%, 3/11/24		100,000	106,289
1.150%, 6/12/25		50,000	50,187
0.750%, 1/6/26		200,000	196,198
1.250%, 9/10/26		50,000	49,608
Truist Bank
3.200%, 4/1/24		50,000	52,966
2.150%, 12/6/24		250,000	260,410
4.050%, 11/3/25		20,000	22,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Truist Financial Corp.
3.750%, 12/6/23	$25,000	$26,715
2.850%, 10/26/24	25,000	26,579
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,139,307
US Bancorp
3.700%, 1/30/24	75,000	79,922
3.000%, 7/30/29	59,000	63,011
Series V
2.375%, 7/22/26	150,000	157,868
US Bank NA
2.850%, 1/23/23	250,000	257,793
Wells Fargo & Co.
3.750%, 1/24/24	50,000	53,477
(SOFR + 1.60%), 1.654%, 6/2/24(k)	100,000	101,926
3.000%, 2/19/25	100,000	106,079
3.550%, 9/29/25	100,000	108,835
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	765,000	787,963
3.000%, 4/22/26	50,000	53,543
3.000%, 10/23/26	131,000	140,144
4.300%, 7/22/27	100,000	113,439
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	99,000	108,022
4.150%, 1/24/29	200,000	226,516
(SOFR + 1.43%), 2.879%, 10/30/30(k)	178,000	185,985
(SOFR + 1.26%), 2.572%, 2/11/31(k)	585,000	594,888
(SOFR + 2.53%), 3.068%, 4/30/41(k)	297,000	303,108
Series M
3.450%, 2/13/23	54,000	56,236
Westpac Banking Corp.
3.300%, 2/26/24	100,000	106,493
1.150%, 6/3/26	50,000	49,830
2.700%, 8/19/26	75,000	80,038
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.894%, 2/4/30(k)	250,000	258,724

		57,285,153

Capital Markets (2.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	54,089
Ameriprise Financial, Inc.
3.000%, 4/2/25	200,000	212,131
Ares Capital Corp.
3.875%, 1/15/26	100,000	106,970
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	75,000	76,418
3.450%, 8/11/23	100,000	105,761
2.100%, 10/24/24	100,000	103,949
2.450%, 8/17/26	75,000	79,195
(ICE LIBOR USD 3 Month + 1.07%), 3.442%, 2/7/28(k)	68,000	74,719
Series 0012
3.650%, 2/4/24	50,000	53,474
Series E
(ICE LIBOR USD 3 Month + 3.42%), 3.542%, 12/20/21(k)(y)	75,000	75,000
Series F
(ICE LIBOR USD 3 Month + 3.13%), 4.625%, 9/20/26(k)(y)	120,000	129,900
BlackRock, Inc.
3.500%, 3/18/24	50,000	53,569
3.250%, 4/30/29	15,000	16,428
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	55,235
2.724%, 4/15/31	80,000	81,697
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	641,530
Charles Schwab Corp. (The)
2.650%, 1/25/23	50,000	51,437
3.750%, 4/1/24	25,000	26,835
3.850%, 5/21/25	50,000	54,750
0.900%, 3/11/26	65,000	64,267
3.200%, 3/2/27	11,000	11,992
3.300%, 4/1/27	30,000	32,666
2.000%, 3/20/28	200,000	204,072
2.300%, 5/13/31	50,000	50,815
CME Group, Inc.
3.000%, 3/15/25	75,000	79,838
Credit Suisse AG
2.950%, 4/9/25	250,000	264,832
1.250%, 8/7/26	466,000	459,105
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§	600,000	616,027
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	600,000	632,855
4.550%, 4/17/26	250,000	280,920
Deutsche Bank AG
4.250%, 10/14/21	600,000	600,648
3.300%, 11/16/22	700,000	721,902
3.950%, 2/27/23	400,000	417,494
0.898%, 5/28/24	150,000	149,783
(SOFR + 1.13%), 1.447%, 4/1/25(k)	512,000	514,680
(SOFR + 2.58%), 3.961%, 11/26/25(k)	950,000	1,027,501
1.686%, 3/19/26	448,000	450,528
(SOFR + 1.87%), 2.129%, 11/24/26(k)	700,000	711,412
(SOFR + 1.72%), 3.035%, 5/28/32(k)	150,000	152,387
E*TRADE Financial Corp.
3.800%, 8/24/27	111,000	123,294
4.500%, 6/20/28	25,000	28,645
Goldman Sachs Group, Inc. (The)
4.000%, 3/3/24	92,000	98,966
3.500%, 1/23/25	557,000	596,563
3.500%, 4/1/25	259,000	278,233
3.750%, 5/22/25	684,000	740,251
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	100,000	106,769
3.750%, 2/25/26	125,000	137,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.17%), 1.295%, 5/15/26(k)	$291,000	$297,685
3.500%, 11/16/26	206,000	223,119
3.850%, 1/26/27	6,000	6,582
(SOFR + 0.80%), 1.431%, 3/9/27(k)	227,000	226,089
(SOFR + 0.82%), 1.542%, 9/10/27(k)	100,000	99,600
(ICE LIBOR USD 3 Month + 1.75%), 1.882%, 10/28/27(k)	600,000	632,102
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	353,000	388,150
(ICE LIBOR USD 3 Month + 1.16%), 3.814%, 4/23/29(k)	178,000	196,845
3.800%, 3/15/30	500,000	555,029
(SOFR + 1.25%), 2.383%, 7/21/32(k)	240,000	237,381
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	15,122
Intercontinental Exchange, Inc.
0.700%, 6/15/23	90,000	90,352
3.750%, 12/1/25	30,000	32,961
3.100%, 9/15/27	41,000	44,359
3.750%, 9/21/28	56,000	62,289
2.100%, 6/15/30	189,000	186,076
JAB Holdings BV
2.200%, 11/23/30§	600,000	586,473
Jefferies Group LLC
5.125%, 1/20/23	18,000	19,029
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	15,000
Series 1
0.000%, 12/30/16(h)	10,200,000	14,025
Moody’s Corp.
3.250%, 1/15/28	53,000	57,458
2.000%, 8/19/31	100,000	97,579
Morgan Stanley
3.125%, 1/23/23	200,000	207,053
3.750%, 2/25/23	54,000	56,475
4.100%, 5/22/23	27,000	28,502
3.700%, 10/23/24	100,000	108,467
(SOFR + 0.53%), 0.790%, 5/30/25(k)	50,000	49,826
(SOFR + 1.15%), 2.720%, 7/22/25(k)	15,000	15,718
4.000%, 7/23/25	146,000	160,739
3.875%, 1/27/26	65,000	71,758
3.125%, 7/27/26	625,000	673,499
(SOFR + 0.72%), 0.985%, 12/10/26(k)(x)	150,000	147,209
3.625%, 1/20/27	225,000	247,894
(SOFR + 0.88%), 1.593%, 5/4/27(k)	372,000	372,742
(SOFR + 0.86%), 1.512%, 7/20/27(k)	159,000	158,194
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	379,000	414,567
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	228,000	251,818
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	639,000	736,710
(SOFR + 1.14%), 2.699%, 1/22/31(k)	951,000	981,652
(SOFR + 1.03%), 1.794%, 2/13/32(k)	250,000	237,284
(SOFR + 1.18%), 2.239%, 7/21/32(k)	83,000	81,559
(SOFR + 1.36%), 2.484%, 9/16/36(k)	150,000	146,769
(SOFR + 1.49%), 3.217%, 4/22/42(k)	20,000	20,777
Series F
3.875%, 4/29/24	75,000	80,874
Nasdaq, Inc.
3.850%, 6/30/26	100,000	110,853
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	831,113
Northern Trust Corp.
3.150%, 5/3/29	25,000	27,260
Owl Rock Capital Corp.
3.400%, 7/15/26	50,000	52,077
2.875%, 6/11/28	725,000	721,050
Prospect Capital Corp.
3.437%, 10/15/28	25,000	24,304
S&P Global, Inc.
1.250%, 8/15/30	25,000	23,481
State Street Corp.
2.400%, 1/24/30	37,000	38,317
Series H
(ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23(k)(y)	335,000	353,425
Stifel Financial Corp.
4.000%, 5/15/30	700,000	776,633
UBS AG
7.625%, 8/17/22	400,000	423,000
UBS Group AG
(USD Swap Semi 5 Year + 4.34%), 7.000%, 1/31/24(k)(y)§	200,000	217,204

		24,538,648

Consumer Finance (0.9%)
AerCap Ireland Capital DAC
4.125%, 7/3/23	150,000	157,847
6.500%, 7/15/25	400,000	463,790
4.450%, 4/3/26	196,000	213,956
Ally Financial, Inc.
5.800%, 5/1/25	200,000	229,950
American Express Co.
3.400%, 2/27/23	25,000	26,006
3.700%, 8/3/23	150,000	158,440
3.000%, 10/30/24	25,000	26,709
American Express Credit Corp.
3.300%, 5/3/27	265,000	294,060
American Honda Finance Corp.
0.400%, 10/21/22	50,000	50,053
0.650%, 9/8/23	40,000	40,132
3.550%, 1/12/24	25,000	26,631
0.750%, 8/9/24	65,000	64,977
2.150%, 9/10/24	100,000	104,015
2.000%, 3/24/28	10,000	10,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Avolon Holdings Funding Ltd.
3.950%, 7/1/24§	$400,000	$424,118
Capital One Financial Corp.
3.900%, 1/29/24	181,000	193,617
3.300%, 10/30/24	100,000	107,051
4.200%, 10/29/25	250,000	275,958
3.800%, 1/31/28	200,000	222,031
Caterpillar Financial Services Corp.
3.650%, 12/7/23	50,000	53,456
2.850%, 5/17/24	25,000	26,400
2.150%, 11/8/24	50,000	52,139
0.800%, 11/13/25	60,000	59,387
0.900%, 3/2/26	100,000	98,842
1.100%, 9/14/27	50,000	49,260
Discover Financial Services
3.950%, 11/6/24	75,000	81,171
4.500%, 1/30/26	44,000	49,242
4.100%, 2/9/27	40,000	44,462
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 1.08%), 1.198%, 8/3/22(k)	600,000	598,200
3.087%, 1/9/23	800,000	811,760
5.125%, 6/16/25	700,000	758,625
General Motors Financial Co., Inc.
3.550%, 7/8/22	500,000	511,888
3.700%, 5/9/23	375,000	391,064
1.700%, 8/18/23	58,000	59,075
5.100%, 1/17/24	24,000	26,161
3.500%, 11/7/24	50,000	53,366
4.000%, 1/15/25	75,000	81,061
4.350%, 4/9/25	108,000	118,428
2.750%, 6/20/25	216,000	225,809
5.250%, 3/1/26	50,000	57,119
4.350%, 1/17/27	200,000	223,767
3.600%, 6/21/30	50,000	53,626
2.700%, 6/10/31	47,000	46,740
John Deere Capital Corp.
2.700%, 1/6/23	250,000	257,454
0.450%, 6/7/24	35,000	34,904
2.650%, 6/24/24	25,000	26,352
0.625%, 9/10/24	30,000	30,013
0.700%, 1/15/26	43,000	42,218
1.050%, 6/17/26	50,000	49,726
LeasePlan Corp. NV
2.875%, 10/24/24§	600,000	627,017
PACCAR Financial Corp.
0.800%, 6/8/23	30,000	30,176
0.350%, 8/11/23	25,000	24,982
Synchrony Financial
4.375%, 3/19/24	10,000	10,805
4.250%, 8/15/24	37,000	39,977
4.500%, 7/23/25	4,000	4,409
3.700%, 8/4/26	107,000	115,930
Toyota Motor Credit Corp.
0.350%, 10/14/22	50,000	50,023
0.400%, 4/6/23	55,000	55,033
0.500%, 8/14/23	40,000	40,085
0.800%, 10/16/25	50,000	49,349
1.125%, 6/18/26	35,000	34,796
3.200%, 1/11/27	100,000	108,809
1.900%, 4/6/28	100,000	100,936
2.150%, 2/13/30	89,000	89,973
3.375%, 4/1/30	200,000	220,294
1.650%, 1/10/31	71,000	68,806

		9,732,600

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc.
3.000%, 2/11/23	75,000	77,675
3.125%, 3/15/26	35,000	37,982
Block Financial LLC
5.500%, 11/1/22	36,000	36,973
2.500%, 7/15/28	10,000	10,113
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§	46,455	46,457
GE Capital Funding LLC
3.450%, 5/15/25	600,000	647,394
4.400%, 5/15/30	700,000	812,185
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	200,000	239,549
MDGH - GMTN BV
2.500%, 11/7/24§	200,000	208,800
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25	100,000	105,413
1.000%, 6/15/26	50,000	49,319
NTT Finance Corp.
1.162%, 4/3/26§	800,000	793,459
ORIX Corp.
2.250%, 3/9/31	20,000	19,887
Private Export Funding Corp.
Series II
2.050%, 11/15/22	46,000	46,900
Shell International Finance BV
3.400%, 8/12/23	75,000	79,186
2.875%, 5/10/26	50,000	53,836
2.500%, 9/12/26	50,000	52,960
2.375%, 11/7/29	499,000	516,671
2.750%, 4/6/30	200,000	212,037
Voya Financial, Inc.
3.650%, 6/15/26	50,000	54,733

		4,101,529

Insurance (0.4%)
Aflac, Inc.
3.625%, 11/15/24	125,000	135,986
American Financial Group, Inc.
3.500%, 8/15/26	15,000	16,298
American International Group, Inc.
2.500%, 6/30/25	50,000	52,354
3.750%, 7/10/25	500,000	542,819
4.200%, 4/1/28	25,000	28,374
4.250%, 3/15/29	25,000	28,639
3.400%, 6/30/30	237,000	258,231
4.500%, 7/16/44	72,000	87,710
4.750%, 4/1/48	20,000	25,387
Aon Corp.
2.200%, 11/15/22	20,000	20,397
4.500%, 12/15/28	94,000	108,597
3.750%, 5/2/29	215,000	238,858
2.800%, 5/15/30	128,000	132,830
2.050%, 8/23/31	100,000	97,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Aon plc
4.600%, 6/14/44		$5,000	$6,184
Assurant, Inc.
2.650%, 1/15/32		50,000	49,412
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		40,000	38,408
Brighthouse Financial, Inc.
3.700%, 6/22/27(x)		50,000	54,598
Chubb INA Holdings, Inc.
3.350%, 5/3/26		75,000	81,905
CNA Financial Corp.
2.050%, 8/15/30		20,000	19,551
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	28,268
Globe Life, Inc.
2.150%, 8/15/30		50,000	49,276
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	55,987
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29		29,000	30,241
5.950%, 10/15/36		21,000	28,490
Kemper Corp.
2.400%, 9/30/30		25,000	24,660
Lincoln National Corp.
4.000%, 9/1/23		15,000	15,986
Loews Corp.
3.750%, 4/1/26		50,000	55,228
Markel Corp.
3.500%, 11/1/27		25,000	27,296
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24		50,000	53,736
4.375%, 3/15/29		10,000	11,596
1.979%, 3/21/30	EUR	100,000	128,488
2.250%, 11/15/30		$146,000	146,496
MetLife, Inc.
4.550%, 3/23/30		200,000	237,530
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	11,139
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)		70,000	75,505
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	11,151
3.150%, 6/15/30		20,000	21,202
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	54,521
Sitka Holdings LLC
(ICE LIBOR USD 3 Month + 4.50%, 5.25% Floor), 5.250%, 7/6/26(k)§		800,000	809,000
Sompo International Holdings Ltd.
4.700%, 10/15/22		36,000	37,511
Trinity Acquisition plc
4.400%, 3/15/26		50,000	55,932
Willis North America, Inc.
3.600%, 5/15/24		22,000	23,451

			4,016,533

Thrifts & Mortgage Finance (0.1%)
BPCE SA
4.000%, 9/12/23§		600,000	638,136
2.700%, 10/1/29§		250,000	258,315
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§		600,000	625,631

			1,522,082

Total Financials			101,196,545

Health Care (2.1%)
Biotechnology (0.5%)
AbbVie, Inc.
3.250%, 10/1/22		36,000	36,783
2.900%, 11/6/22		73,000	74,926
2.300%, 11/21/22		50,000	51,068
2.600%, 11/21/24		641,000	672,539
3.800%, 3/15/25		527,000	574,431
3.600%, 5/14/25		175,000	189,367
3.200%, 5/14/26		137,000	147,583
2.950%, 11/21/26		500,000	535,396
3.200%, 11/21/29		270,000	291,198
4.550%, 3/15/35		23,000	27,398
4.500%, 5/14/35		34,000	40,413
4.300%, 5/14/36		142,000	166,071
4.050%, 11/21/39		24,000	27,463
4.450%, 5/14/46		143,000	172,205
Amgen, Inc.
3.625%, 5/22/24		50,000	53,477
2.450%, 2/21/30		406,000	414,216
4.400%, 5/1/45		149,000	177,905
Baxalta, Inc.
4.000%, 6/23/25		38,000	41,512
Biogen, Inc.
2.250%, 5/1/30		457,000	453,743
3.150%, 5/1/50		80,000	76,672
Gilead Sciences, Inc.
0.750%, 9/29/23		45,000	45,006
3.650%, 3/1/26		125,000	137,181
1.650%, 10/1/30		220,000	210,414
4.750%, 3/1/46		145,000	181,848
4.150%, 3/1/47		106,000	123,618
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	854,748

			5,777,181

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.400%, 11/30/23		35,000	37,029
2.950%, 3/15/25		100,000	106,535
3.750%, 11/30/26		28,000	31,384
Becton Dickinson and Co.
3.700%, 6/6/27		33,000	36,477
2.823%, 5/20/30		35,000	36,559
Boston Scientific Corp.
3.450%, 3/1/24		25,000	26,560
3.750%, 3/1/26		100,000	110,036
4.000%, 3/1/29		35,000	39,686
2.650%, 6/1/30		104,000	107,027
DH Europe Finance II Sarl
1.800%, 9/18/49	EUR	100,000	120,804
Medtronic Global Holdings SCA
1.375%, 10/15/40		100,000	117,206
Medtronic, Inc.
3.500%, 3/15/25		$31,000	33,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Stryker Corp.
3.500%, 3/15/26		$50,000	$54,684
1.950%, 6/15/30		200,000	197,355
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25		200,000	214,579

			1,269,518

Health Care Providers & Services (0.9%)
Aetna, Inc.
2.800%, 6/15/23		100,000	103,521
6.625%, 6/15/36		31,000	44,611
4.500%, 5/15/42		11,000	13,030
AmerisourceBergen Corp.
3.450%, 12/15/27		50,000	54,532
Anthem, Inc.
2.950%, 12/1/22		100,000	102,778
3.650%, 12/1/27		364,000	403,740
2.550%, 3/15/31		700,000	717,920
3.600%, 3/15/51		71,000	77,222
Cardinal Health, Inc.
3.500%, 11/15/24		50,000	53,769
3.410%, 6/15/27		75,000	81,812
Centene Corp.
2.450%, 7/15/28		69,000	69,345
3.000%, 10/15/30		198,000	202,950
Cigna Corp.
3.750%, 7/15/23		19,000	20,081
3.400%, 3/1/27		229,000	249,895
4.375%, 10/15/28		1,380,000	1,593,761
CVS Health Corp.
3.700%, 3/9/23		29,000	30,282
3.375%, 8/12/24		75,000	79,958
3.875%, 7/20/25		80,000	87,594
1.300%, 8/21/27		65,000	63,829
4.300%, 3/25/28		55,000	62,648
3.250%, 8/15/29		484,000	520,006
3.750%, 4/1/30		355,000	394,192
2.125%, 9/15/31		800,000	784,186
5.125%, 7/20/45		109,000	139,439
5.050%, 3/25/48		22,000	28,368
HCA, Inc.
4.750%, 5/1/23		433,000	458,183
5.000%, 3/15/24		316,000	346,895
5.250%, 4/15/25		1,060,000	1,197,546
5.250%, 6/15/26		25,000	28,684
4.500%, 2/15/27		20,000	22,552
4.125%, 6/15/29		20,000	22,281
2.375%, 7/15/31		100,000	97,811
Humana, Inc.
3.850%, 10/1/24		50,000	53,996
1.350%, 2/3/27		25,000	24,620
4.875%, 4/1/30		118,000	140,855
Laboratory Corp. of America Holdings
3.600%, 2/1/25		200,000	215,377
McKesson Corp.
2.700%, 12/15/22		27,000	27,554
1.300%, 8/15/26		40,000	39,660
Quest Diagnostics, Inc.
3.450%, 6/1/26		30,000	32,620
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23		10,000	10,454
UnitedHealth Group, Inc.
2.875%, 3/15/23		27,000	27,990
2.375%, 8/15/24		70,000	73,286
3.750%, 7/15/25		75,000	82,633
1.150%, 5/15/26		100,000	100,010
3.450%, 1/15/27		50,000	55,071
2.950%, 10/15/27		100,000	108,185
2.750%, 5/15/40		26,000	25,997
4.625%, 11/15/41		113,000	142,386
4.750%, 7/15/45		96,000	124,790
3.700%, 8/15/49		37,000	42,568
3.250%, 5/15/51		21,000	22,229

			9,503,702

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26		159,000	170,553
2.750%, 9/15/29		169,000	176,374
2.100%, 6/4/30		36,000	35,610
PerkinElmer, Inc.
3.300%, 9/15/29		15,000	16,122
2.250%, 9/15/31		35,000	34,587
Thermo Fisher Scientific, Inc.
2.950%, 9/19/26		30,000	32,192
1.750%, 10/15/28		35,000	34,916
4.497%, 3/25/30		131,000	154,763
1.875%, 10/1/49	EUR	100,000	121,389

			776,506

Pharmaceuticals (0.5%)
AstraZeneca plc
3.125%, 6/12/27		$75,000	81,465
1.375%, 8/6/30		431,000	408,968
Bayer US Finance II LLC
3.875%, 12/15/23§		600,000	638,775
4.250%, 12/15/25§		600,000	664,141
Bristol-Myers Squibb Co.
2.750%, 2/15/23		50,000	51,518
2.900%, 7/26/24		99,000	104,935
3.875%, 8/15/25		48,000	52,861
3.200%, 6/15/26		25,000	27,189
3.900%, 2/20/28		50,000	56,407
3.400%, 7/26/29		200,000	221,395
Eli Lilly and Co.
3.375%, 3/15/29		13,000	14,349
GlaxoSmithKline Capitalplc
3.000%, 6/1/24		70,000	74,279
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		36,000	37,307
Johnson & Johnson
0.550%, 9/1/25		100,000	98,401
2.450%, 3/1/26		125,000	132,359
3.700%, 3/1/46		21,000	24,527
Merck & Co., Inc.
2.800%, 5/18/23		62,000	64,438
2.900%, 3/7/24		100,000	105,309
2.750%, 2/10/25		50,000	52,851
3.400%, 3/7/29		100,000	110,965
2.450%, 6/24/50		15,000	13,872
Novartis Capital Corp.
3.400%, 5/6/24		50,000	53,620
Pfizer, Inc.
3.400%, 5/15/24		50,000	53,544
2.750%, 6/3/26		50,000	53,775
3.600%, 9/15/28		25,000	28,016
3.450%, 3/15/29		12,000	13,369
2.625%, 4/1/30		82,000	86,470
1.700%, 5/28/30		504,000	497,247
Royalty Pharma plc
1.200%, 9/2/25		70,000	69,438
Sanofi
3.625%, 6/19/28		25,000	28,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		$50,000	$53,884
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23		50,000	53,979
5.000%, 11/26/28		200,000	239,523
2.050%, 3/31/30		400,000	392,560
2.000%, 7/9/40	EUR	125,000	155,024
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24		$600,000	629,363
Utah Acquisition Sub, Inc.
3.950%, 6/15/26		50,000	55,085
Viatris, Inc.
2.700%, 6/22/30§		200,000	201,367
Zoetis, Inc.
3.000%, 9/12/27		50,000	53,747
2.000%, 5/15/30		50,000	49,280

			5,803,864

Total Health Care			23,130,771

Industrials (2.2%)
Aerospace & Defense (1.0%)
BAE Systems Holdings, Inc.
3.850%, 12/15/25§		151,000	165,280
BAE Systems plc
3.400%, 4/15/30§		264,000	283,853
Boeing Co. (The)
1.950%, 2/1/24		600,000	613,301
1.433%, 2/4/24		700,000	701,117
4.875%, 5/1/25		155,000	172,532
2.750%, 2/1/26		800,000	832,229
2.196%, 2/4/26		400,000	403,235
2.250%, 6/15/26		59,000	60,079
2.700%, 2/1/27		75,000	77,650
5.040%, 5/1/27		100,000	114,847
3.450%, 11/1/28		25,000	26,297
5.150%, 5/1/30		100,000	116,895
5.805%, 5/1/50		80,000	106,074
5.930%, 5/1/60		81,000	110,411
Embraer Netherlands Finance BV
5.400%, 2/1/27		3,000	3,197
Embraer Overseas Ltd.
5.696%, 9/16/23(m)		10,000	10,611
General Dynamics Corp.
2.250%, 11/15/22		62,000	63,022
1.150%, 6/1/26(x)		17,000	17,053
3.625%, 4/1/30		426,000	478,540
Huntington Ingalls Industries, Inc.
3.844%, 5/1/25		100,000	108,016
2.043%, 8/16/28§		700,000	688,936
4.200%, 5/1/30		142,000	159,622
L3Harris Technologies, Inc.
4.400%, 6/15/28		520,000	592,198
1.800%, 1/15/31		468,000	447,511
Leidos, Inc.
4.375%, 5/15/30		616,000	697,626
Lockheed Martin Corp.
3.550%, 1/15/26		50,000	55,115
4.070%, 12/15/42		139,000	165,886
2.800%, 6/15/50		61,000	60,191
4.090%, 9/15/52		29,000	35,559
Northrop Grumman Corp.
3.250%, 8/1/23		75,000	78,820
2.930%, 1/15/25		100,000	105,776
3.250%, 1/15/28		338,000	364,742
4.030%, 10/15/47		128,000	149,687
5.250%, 5/1/50		28,000	38,787
Raytheon Technologies Corp.
3.200%, 3/15/24		75,000	79,370
3.150%, 12/15/24		50,000	53,005
3.500%, 3/15/27		151,000	165,333
3.125%, 5/4/27		100,000	108,193
7.200%, 8/15/27		27,000	35,044
7.000%, 11/1/28		143,000	186,029
4.125%, 11/16/28		311,000	353,809
2.150%, 5/18/30	EUR	100,000	129,120
2.250%, 7/1/30		$38,000	38,214
5.400%, 5/1/35		3,000	3,877
4.500%, 6/1/42		23,000	28,114
4.200%, 12/15/44		32,000	36,051
2.820%, 9/1/51		150,000	142,502
Spirit AeroSystems, Inc.
4.600%, 6/15/28(x)		500,000	496,875
Textron, Inc.
3.875%, 3/1/25		500,000	541,009
4.000%, 3/15/26		25,000	27,566
3.900%, 9/17/29		164,000	182,097

			10,710,903

Air Freight & Logistics (0.1%)
FedEx Corp.
4.200%, 10/17/28		100,000	114,395
4.250%, 5/15/30		174,000	198,889
2.400%, 5/15/31		288,000	288,981
3.900%, 2/1/35		51,000	57,644
4.100%, 2/1/45		26,000	29,192
United Parcel Service, Inc.
2.500%, 4/1/23		25,000	25,767
2.400%, 11/15/26		50,000	52,708
3.400%, 3/15/29		159,000	175,596
2.500%, 9/1/29		35,000	36,648
4.450%, 4/1/30		24,000	28,514
5.200%, 4/1/40		20,000	26,568
4.875%, 11/15/40		31,000	39,947

			1,074,849

Airlines (0.0%)
Southwest Airlines Co.
4.750%, 5/4/23		25,000	26,624
5.250%, 5/4/25		75,000	84,575
5.125%, 6/15/27		50,000	58,479

			169,678

Building Products (0.1%)
Carlisle Cos., Inc.
0.550%, 9/1/23		10,000	9,985
Carrier Global Corp.
2.242%, 2/15/25		238,000	246,032
2.722%, 2/15/30		250,000	257,697
Fortune Brands Home & Security, Inc.
3.250%, 9/15/29		50,000	53,820
Johnson Controls International plc
2.000%, 9/16/31		30,000	29,098
5.125%, 9/14/45		3,000	3,913
Masco Corp.
1.500%, 2/15/28		700,000	680,202
2.000%, 10/1/30		25,000	24,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Owens Corning
3.950%, 8/15/29	$100,000	$111,264
3.875%, 6/1/30	20,000	21,999

		1,438,172

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	111,640
RELX Capital, Inc.
4.000%, 3/18/29	158,000	177,338
3.000%, 5/22/30	262,000	277,408
Republic Services, Inc.
2.500%, 8/15/24	100,000	104,586
3.375%, 11/15/27	53,000	57,811
2.300%, 3/1/30	52,000	52,514
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	600,000	579,955
Waste Management, Inc.
3.150%, 11/15/27	50,000	54,146
1.150%, 3/15/28	195,000	187,259
2.000%, 6/1/29	36,000	36,158
2.950%, 6/1/41	42,000	42,593

		1,681,408

Construction & Engineering (0.0%)
Quanta Services, Inc.
0.950%, 10/1/24	10,000	10,004

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	45,000	46,158
Emerson Electric Co.
1.800%, 10/15/27	25,000	25,391
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	79,122

		150,671

Industrial Conglomerates (0.1%)
3M Co.
1.750%, 2/14/23	50,000	50,938
3.250%, 2/14/24	25,000	26,530
2.875%, 10/15/27	75,000	81,036
General Electric Co.
3.450%, 5/1/27	200,000	219,141
3.625%, 5/1/30	700,000	778,012
4.500%, 3/11/44	2,000	2,408
Honeywell International, Inc.
2.300%, 8/15/24	100,000	104,616
1.350%, 6/1/25	15,000	15,221
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	33,318
2.950%, 9/15/29	51,000	53,928
2.000%, 6/30/30	42,000	41,063
1.750%, 2/15/31	200,000	190,692

		1,596,903

Machinery (0.1%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	37,308
CNH Industrial Capital LLC
1.950%, 7/2/23	30,000	30,630
4.200%, 1/15/24	290,000	311,053
1.875%, 1/15/26	25,000	25,308
Cummins, Inc.
0.750%, 9/1/25(x)	10,000	9,893
Dover Corp.
3.150%, 11/15/25	50,000	53,378
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	53,401
Otis Worldwide Corp.
2.565%, 2/15/30	102,000	104,716
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	106,858
3.250%, 6/14/29	104,000	111,408
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	636,114

		1,480,067

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	36,954
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	32,435
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	28,400

		97,789

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	53,600
4.450%, 3/15/43	102,000	126,806
3.300%, 9/15/51	125,000	134,600
Canadian Pacific Railway Co.
2.050%, 3/5/30	109,000	107,407
CSX Corp.
2.400%, 2/15/30	52,000	53,239
4.100%, 3/15/44	42,000	48,624
4.300%, 3/1/48	80,000	96,560
4.650%, 3/1/68	22,000	28,133
ERAC USA Finance LLC
2.600%, 12/1/21§	400,000	400,684
Norfolk Southern Corp.
2.900%, 6/15/26	177,000	188,925
3.800%, 8/1/28	25,000	27,928
2.300%, 5/15/31	25,000	25,174
3.050%, 5/15/50	99,000	97,915
4.050%, 8/15/52	44,000	51,247
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	450,000	465,152
Ryder System, Inc.
2.500%, 9/1/22	20,000	20,365
3.650%, 3/18/24	25,000	26,749
2.500%, 9/1/24	116,000	121,335
4.625%, 6/1/25	423,000	472,610
Union Pacific Corp.
2.750%, 4/15/23	62,000	63,812
3.250%, 8/15/25	100,000	107,523
2.750%, 3/1/26	152,000	161,449
2.375%, 5/20/31	10,000	10,239
3.200%, 5/20/41	43,000	45,012
2.950%, 3/10/52	13,000	12,873
3.950%, 8/15/59	22,000	25,752
3.839%, 3/20/60	146,000	167,084
3.750%, 2/5/70	24,000	26,663

		3,167,460

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.000%, 9/15/23	50,000	51,964
0.700%, 2/15/24	50,000	49,682
3.750%, 6/1/26	100,000	108,233
1.875%, 8/17/26	432,000	429,887
3.000%, 2/1/30	50,000	50,548
Aircastle Ltd.
5.000%, 4/1/23	10,000	10,607
4.125%, 5/1/24	10,000	10,621

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Aviation Capital Group LLC
3.500%, 11/1/27§		$700,000	$737,997
GATX Corp.
3.250%, 9/15/26		50,000	53,462
Mitsubishi Corp.
2.625%, 7/14/22(m)		500,000	508,163
United Rentals North America, Inc.
3.875%, 11/15/27		120,000	125,550

			2,136,714

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd.
2.450%, 3/16/31§		800,000	800,131

Total Industrials			24,514,749

Information Technology (2.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.500%, 9/20/26(x)		50,000	53,413
Juniper Networks, Inc.
3.750%, 8/15/29		55,000	60,232
2.000%, 12/10/30		11,000	10,508
Motorola Solutions, Inc.
4.600%, 2/23/28		50,000	57,419
4.600%, 5/23/29		377,000	436,288
2.750%, 5/24/31		236,000	240,295
5.500%, 9/1/44		96,000	122,918

			981,073

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27		50,000	53,875
Amphenol Corp.
2.200%, 9/15/31		60,000	59,446
Arrow Electronics, Inc.
3.500%, 4/1/22		500,000	504,882
3.250%, 9/8/24		50,000	52,918
Corning, Inc.
4.375%, 11/15/57		27,000	32,244
5.850%, 11/15/68		30,000	43,489
Jabil, Inc.
3.950%, 1/12/28		100,000	110,253
Keysight Technologies, Inc.
4.600%, 4/6/27		75,000	86,341
Tyco Electronics Group SA
3.450%, 8/1/24		20,000	21,247

			964,695

IT Services (0.6%)
Automatic Data Processing, Inc.
1.700%, 5/15/28		20,000	20,213
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31		100,000	101,338
CGI, Inc.
1.450%, 9/14/26§		700,000	692,410
DXC Technology Co.
1.800%, 9/15/26		50,000	49,904
Fidelity National Information Services, Inc.
0.600%, 3/1/24		15,000	14,981
1.500%, 5/21/27	EUR	190,000	233,206
1.000%, 12/3/28		250,000	298,233
2.250%, 3/1/31		$50,000	49,508
Fiserv, Inc.
3.800%, 10/1/23		25,000	26,634
2.750%, 7/1/24		100,000	105,224
2.250%, 6/1/27		700,000	720,848
3.500%, 7/1/29		763,000	830,771
2.650%, 6/1/30		24,000	24,528
Global Payments, Inc.
4.000%, 6/1/23		50,000	52,703
4.800%, 4/1/26		236,000	268,459
3.200%, 8/15/29		606,000	640,978
International Business Machines Corp.
3.000%, 5/15/24		100,000	106,064
3.450%, 2/19/26		100,000	109,337
3.300%, 5/15/26		276,000	300,474
3.500%, 5/15/29		464,000	511,903
1.950%, 5/15/30(x)		482,000	474,738
5.875%, 11/29/32		60,000	80,313
Mastercard, Inc.
2.000%, 3/3/25		50,000	51,822
2.950%, 11/21/26		50,000	54,189
2.950%, 6/1/29		36,000	38,815
PayPal Holdings, Inc.
2.400%, 10/1/24		27,000	28,333
2.650%, 10/1/26		680,000	724,447
Visa, Inc.
3.150%, 12/14/25		100,000	108,303
0.750%, 8/15/27		45,000	43,857
2.050%, 4/15/30		65,000	65,854
4.150%, 12/14/35		88,000	105,572
Western Union Co. (The)
4.250%, 6/9/23		25,000	26,411

			6,960,370

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc.
2.950%, 4/1/25		200,000	212,483
Applied Materials, Inc.
1.750%, 6/1/30		30,000	29,531
4.350%, 4/1/47		55,000	68,865
Broadcom Corp.
3.875%, 1/15/27		275,000	301,708
Broadcom, Inc.
4.700%, 4/15/25		250,000	278,971
3.150%, 11/15/25		40,000	42,562
4.250%, 4/15/26		100,000	111,293
3.459%, 9/15/26		26,000	28,058
4.110%, 9/15/28		518,000	574,635
4.750%, 4/15/29		329,000	378,271
5.000%, 4/15/30		134,000	157,245
4.150%, 11/15/30		332,000	366,504
2.450%, 2/15/31§		787,000	761,568
4.300%, 11/15/32		61,000	68,244
3.419%, 4/15/33§		26,000	26,792
3.469%, 4/15/34§		758,000	779,683
3.137%, 11/15/35§		309,000	304,518
3.187%, 11/15/36§		500,000	497,725
Intel Corp.
2.700%, 12/15/22		45,000	46,306
3.700%, 7/29/25		100,000	109,340
2.450%, 11/15/29		20,000	20,821
3.250%, 11/15/49		124,000	128,271
3.200%, 8/12/61		62,000	62,297
KLA Corp.
4.650%, 11/1/24		50,000	55,458
4.100%, 3/15/29		288,000	328,881
5.000%, 3/15/49		27,000	36,204
3.300%, 3/1/50		146,000	153,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Lam Research Corp.
3.750%, 3/15/26		$378,000	$417,989
4.000%, 3/15/29		30,000	34,291
4.875%, 3/15/49		75,000	101,036
2.875%, 6/15/50		57,000	56,644
Maxim Integrated Products, Inc.
3.450%, 6/15/27		25,000	27,390
Micron Technology, Inc.
2.497%, 4/24/23		200,000	205,776
4.640%, 2/6/24		10,000	10,844
4.975%, 2/6/26		500,000	573,381
4.185%, 2/15/27		25,000	28,131
NVIDIA Corp.
0.584%, 6/14/24		40,000	40,040
3.200%, 9/16/26		40,000	43,728
1.550%, 6/15/28		406,000	403,712
2.850%, 4/1/30		142,000	152,117
2.000%, 6/15/31		50,000	49,748
3.500%, 4/1/50		56,000	62,065
NXP BV
3.875%, 6/18/26§		835,000	918,249
4.300%, 6/18/29§		320,000	361,660
3.400%, 5/1/30§		25,000	26,966
2.500%, 5/11/31§		546,000	549,276
QUALCOMM, Inc.
2.600%, 1/30/23		50,000	51,308
3.250%, 5/20/27		75,000	82,205
2.150%, 5/20/30		100,000	101,304
4.300%, 5/20/47		167,000	206,375
Texas Instruments, Inc.
1.375%, 3/12/25		15,000	15,231
2.250%, 9/4/29		30,000	30,891
Xilinx, Inc.
2.950%, 6/1/24		50,000	52,620

			10,532,302

Software (0.5%)
Adobe, Inc.
1.900%, 2/1/25		30,000	30,946
Autodesk, Inc.
3.600%, 12/15/22		36,000	37,030
3.500%, 6/15/27		281,000	307,976
Citrix Systems, Inc.
1.250%, 3/1/26		25,000	24,576
4.500%, 12/1/27		245,000	269,287
3.300%, 3/1/30		814,000	828,025
Microsoft Corp.
2.375%, 5/1/23		102,000	104,910
2.700%, 2/12/25		75,000	79,942
2.400%, 8/8/26		100,000	106,053
3.300%, 2/6/27		100,000	110,496
2.921%, 3/17/52		282,000	292,558
Oracle Corp.
2.500%, 10/15/22		73,000	74,657
2.625%, 2/15/23		70,000	71,998
3.400%, 7/8/24		75,000	80,069
2.950%, 11/15/24		75,000	79,679
2.500%, 4/1/25		200,000	208,930
2.950%, 5/15/25		100,000	106,581
1.650%, 3/25/26		25,000	25,322
2.650%, 7/15/26		45,000	47,397
2.300%, 3/25/28		70,000	71,571
2.875%, 3/25/31		250,000	257,242
3.900%, 5/15/35		25,000	27,375
3.850%, 7/15/36		32,000	34,532
6.125%, 7/8/39		26,000	34,936
3.600%, 4/1/40		364,000	376,745
3.650%, 3/25/41		372,000	384,838
4.500%, 7/8/44		66,000	76,203
4.000%, 7/15/46		382,000	405,990
3.600%, 4/1/50		76,000	76,221
4.100%, 3/25/61		25,000	26,582
salesforce.com, Inc.
0.625%, 7/15/24		30,000	30,060
1.500%, 7/15/28		35,000	34,729
1.950%, 7/15/31		40,000	39,720
3.050%, 7/15/61		12,000	12,098
ServiceNow, Inc.
1.400%, 9/1/30		260,000	243,906
VMware, Inc.
1.400%, 8/15/26		20,000	19,870
4.650%, 5/15/27		500,000	572,769
3.900%, 8/21/27		100,000	111,130
1.800%, 8/15/28		89,000	87,469
2.200%, 8/15/31		100,000	97,412

			5,907,830

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
2.400%, 5/3/23		136,000	140,373
0.750%, 5/11/23		115,000	115,743
2.850%, 5/11/24		200,000	211,329
1.125%, 5/11/25		100,000	100,670
0.700%, 2/8/26		100,000	98,702
3.250%, 2/23/26		110,000	119,642
3.350%, 2/9/27		50,000	55,222
2.900%, 9/12/27		150,000	162,341
1.650%, 5/11/30		90,000	88,479
1.650%, 2/8/31		100,000	97,332
2.375%, 2/8/41		91,000	87,182
4.650%, 2/23/46		21,000	27,280
2.700%, 8/5/51		27,000	26,189
2.550%, 8/20/60		69,000	62,493
2.800%, 2/8/61		157,000	150,346
Dell International LLC
5.450%, 6/15/23		660,000	707,851
5.850%, 7/15/25		525,000	609,091
6.020%, 6/15/26		362,000	431,561
4.900%, 10/1/26		266,000	302,879
5.300%, 10/1/29		200,000	241,504
Hewlett Packard Enterprise Co.
4.650%, 10/1/24		385,000	426,011
4.900%, 10/15/25(e)		50,000	56,514
HP, Inc.
2.200%, 6/17/25		100,000	103,136
1.450%, 6/17/26(x)§		50,000	49,684
3.400%, 6/17/30(x)		25,000	26,545
6.000%, 9/15/41		20,000	25,838
Seagate HDD Cayman
4.091%, 6/1/29		51,000	53,633
4.125%, 1/15/31		600,000	625,500

			5,203,070

Total Information Technology			30,549,340

Materials (0.5%)
Chemicals (0.2%)
Albemarle Corp.
4.150%, 12/1/24		100,000	108,788
Celanese US Holdings LLC
4.625%, 11/15/22		10,000	10,456
Dow Chemical Co. (The)
3.625%, 5/15/26		25,000	27,334
1.125%, 3/15/32	EUR	170,000	200,736
DuPont de Nemours, Inc.
4.205%, 11/15/23		$100,000	107,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.493%, 11/15/25	$204,000	$228,939
Ecolab, Inc.
1.300%, 1/30/31	29,000	27,204
2.750%, 8/18/55§	140,000	134,105
Linde, Inc.
2.700%, 2/21/23	36,000	36,982
LYB International Finance BV
4.000%, 7/15/23	20,000	21,210
LYB International Finance II BV
3.500%, 3/2/27	100,000	108,807
LYB International Finance III LLC
4.200%, 5/1/50	98,000	111,510
Mosaic Co. (The)
3.250%, 11/15/22	50,000	51,423
Nutrien Ltd.
3.150%, 10/1/22	36,000	36,728
PPG Industries, Inc.
2.800%, 8/15/29	100,000	104,794
RPM International, Inc.
4.550%, 3/1/29	25,000	28,503
4.250%, 1/15/48	6,000	6,643
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	82,243
2.300%, 5/15/30	81,000	81,288
Syngenta Finance NV
4.441%, 4/24/23§	400,000	418,683
Westlake Chemical Corp.
3.375%, 6/15/30	30,000	32,112
3.375%, 8/15/61	61,000	57,235

		2,023,097

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
2.400%, 7/15/31	25,000	25,096
Series CB
2.500%, 3/15/30	35,000	35,581

		60,677

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	35,769
Berry Global, Inc.
1.570%, 1/15/26§	700,000	699,818
International Paper Co.
6.000%, 11/15/41	26,000	36,246
4.800%, 6/15/44	19,000	23,721
Packaging Corp. of America
3.400%, 12/15/27	35,000	38,083
3.050%, 10/1/51	28,000	27,575
WRKCo., Inc.
4.000%, 3/15/28	50,000	55,842

		917,054

Metals & Mining (0.2%)
Anglo American Capitalplc
5.625%, 4/1/30§	216,000	259,099
Glencore Funding LLC
1.625%, 4/27/26§	159,000	158,200
2.500%, 9/1/30§	147,000	143,201
2.850%, 4/27/31§	101,000	101,354
2.625%, 9/23/31§	98,000	95,899
3.375%, 9/23/51§	49,000	46,480
Newmont Corp.
2.250%, 10/1/30	116,000	115,278
Nucor Corp.
3.950%, 5/1/28	20,000	22,449
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	37,780
2.150%, 8/15/30	600,000	585,396
Steel Dynamics, Inc.
2.800%, 12/15/24	50,000	52,574
2.400%, 6/15/25	15,000	15,559
Vale Overseas Ltd.
3.750%, 7/8/30	135,000	139,347

		1,772,616

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	25,000	28,513
Georgia-Pacific LLC
2.100%, 4/30/27§	73,000	74,878
7.750%, 11/15/29	20,000	28,303
2.300%, 4/30/30§	42,000	42,716
8.875%, 5/15/31	36,000	56,119
Suzano Austria GmbH
3.750%, 1/15/31	100,000	102,475
3.125%, 1/15/32	45,000	43,374

		376,378

Total Materials		5,149,822

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Agree LP (REIT)
2.000%, 6/15/28	15,000	14,837
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	25,000	26,921
3.800%, 4/15/26	50,000	55,085
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27	50,000	54,591
American Tower Corp. (REIT)
3.000%, 6/15/23	50,000	52,052
5.000%, 2/15/24	50,000	54,861
3.375%, 5/15/24	700,000	743,601
2.400%, 3/15/25	700,000	726,673
2.300%, 9/15/31	20,000	19,733
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	50,000	53,503
3.300%, 6/1/29	15,000	16,318
2.300%, 3/1/30	700,000	709,769
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	106,189
2.750%, 10/1/26	50,000	52,727
2.550%, 4/1/32	700,000	699,838
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	500,000	518,692
3.950%, 11/15/27	25,000	27,022
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	100,000	108,051
3.900%, 3/15/27	500,000	547,197

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Camden Property Trust (REIT)
4.100%, 10/15/28		$10,000	$11,416
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23		149,000	156,386
Corporate Office Properties LP (REIT)
5.000%, 7/1/25		100,000	111,502
2.250%, 3/15/26		600,000	612,552
Crown Castle International Corp. (REIT)
3.150%, 7/15/23		50,000	52,181
1.350%, 7/15/25		10,000	10,005
3.700%, 6/15/26		500,000	549,410
3.650%, 9/1/27		50,000	54,786
CyrusOne LP (REIT)
1.450%, 1/22/27	EUR	500,000	581,783
Duke Realty LP (REIT)
3.250%, 6/30/26		$30,000	32,333
EPR Properties (REIT)
4.500%, 4/1/25		500,000	534,648
Equinix, Inc. (REIT)
1.000%, 9/15/25		100,000	98,452
1.800%, 7/15/27		20,000	20,047
3.200%, 11/18/29		25,000	26,387
2.500%, 5/15/31		700,000	704,329
ERP Operating LP (REIT)
3.000%, 4/15/23		75,000	77,471
Essex Portfolio LP (REIT)
3.875%, 5/1/24		25,000	26,736
4.000%, 3/1/29		25,000	28,006
2.550%, 6/15/31		700,000	706,037
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24		50,000	53,278
GLP Capital LP (REIT)
5.375%, 11/1/23		10,000	10,809
3.350%, 9/1/24		100,000	105,578
5.250%, 6/1/25		410,000	456,158
5.375%, 4/15/26		15,000	17,017
5.750%, 6/1/28		10,000	11,707
Kilroy Realty LP (REIT)
3.450%, 12/15/24		25,000	26,644
4.375%, 10/1/25		1,000,000	1,112,352
Kimco Realty Corp. (REIT)
1.900%, 3/1/28		50,000	49,745
Life Storage LP (REIT)
3.875%, 12/15/27		25,000	27,824
Mid-America Apartments LP (REIT)
3.950%, 3/15/29		50,000	56,231
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		700,000	706,451
Office Properties Income Trust (REIT)
4.500%, 2/1/25		100,000	107,181
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		83,000	87,853
4.500%, 1/15/25		500,000	544,278
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30		25,000	25,498
Public Storage (REIT)
0.875%, 2/15/26		25,000	24,708
3.094%, 9/15/27		600,000	654,787
3.385%, 5/1/29		15,000	16,434
Regency Centers LP (REIT)
2.950%, 9/15/29		25,000	26,218
Sabra Health Care LP (REIT)
4.800%, 6/1/24		500,000	550,953
3.900%, 10/15/29		25,000	26,307
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§		700,000	806,084
Service Properties Trust (REIT)
4.750%, 10/1/26		500,000	495,000
Simon Property Group LP (REIT)
3.300%, 1/15/26		75,000	81,171
1.375%, 1/15/27		100,000	98,949
3.375%, 6/15/27		75,000	81,542
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	25,620
Spirit Realty LP (REIT)
3.200%, 1/15/27		300,000	319,372
2.100%, 3/15/28		50,000	49,507
3.400%, 1/15/30		200,000	212,168
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	108,499
Unibail-Rodamco-Westfield SE (REIT)
1.000%, 3/14/25(m)	EUR	500,000	602,415
Ventas Realty LP (REIT)
3.500%, 4/15/24		$25,000	26,542
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24		10,000	10,781
4.625%, 11/1/25		500,000	560,921
4.875%, 6/1/26		10,000	11,439
Welltower, Inc. (REIT)
3.625%, 3/15/24		20,000	21,309
4.000%, 6/1/25		100,000	109,288
2.050%, 1/15/29		30,000	29,728
2.750%, 1/15/31		600,000	617,100
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	55,232

			18,002,805

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	400,000	486,883
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§		$500,000	505,333

			992,216

Total Real Estate			18,995,021

Utilities (2.4%)
Electric Utilities (1.9%)
AEP Texas, Inc.
3.950%, 6/1/28		189,000	210,617
3.450%, 5/15/51		89,000	91,686
AEP Transmission Co. LLC
3.150%, 9/15/49		147,000	151,158
Series M
3.650%, 4/1/50		65,000	72,202
Series N
2.750%, 8/15/51		15,000	14,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Alabama Power Co.
3.450%, 10/1/49	$94,000	$101,589
3.125%, 7/15/51(x)	40,000	40,904
Series 20-A
1.450%, 9/15/30	50,000	47,322
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	26,851
2.300%, 3/1/30	25,000	24,854
Appalachian Power Co.
Series AA
2.700%, 4/1/31	700,000	717,494
Atlantic City Electric Co.
4.000%, 10/15/28	76,000	85,970
Avangrid, Inc.
3.150%, 12/1/24	25,000	26,586
3.200%, 4/15/25	200,000	212,980
3.800%, 6/1/29	700,000	778,849
Baltimore Gas & Electric Co.
2.250%, 6/15/31	24,000	24,067
3.500%, 8/15/46	12,000	13,080
3.750%, 8/15/47	33,000	37,385
3.200%, 9/15/49	68,000	70,556
2.900%, 6/15/50	102,000	100,470
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48	30,000	35,299
Series AE
2.350%, 4/1/31	105,000	106,425
Series AF
3.350%, 4/1/51	60,000	64,679
Commonwealth Edison Co.
Series 127
3.200%, 11/15/49	8,000	8,271
Series 130
3.125%, 3/15/51	94,000	96,115
DTE Electric Co.
2.650%, 6/15/22	45,000	45,483
3.950%, 3/1/49	144,000	169,486
Series A
1.900%, 4/1/28	65,000	65,796
4.050%, 5/15/48	50,000	59,176
Duke Energy Carolinas LLC
2.500%, 3/15/23	50,000	51,347
3.950%, 11/15/28	21,000	23,709
2.450%, 8/15/29	25,000	25,814
2.550%, 4/15/31	177,000	183,276
3.875%, 3/15/46	79,000	89,901
Duke Energy Corp.
2.650%, 9/1/26	75,000	78,934
3.400%, 6/15/29	30,000	32,381
2.550%, 6/15/31	25,000	25,343
Duke Energy Florida LLC
3.800%, 7/15/28	30,000	33,471
2.500%, 12/1/29	750,000	776,909
1.750%, 6/15/30	70,000	67,805
Duke Energy Ohio, Inc.
3.650%, 2/1/29	24,000	26,439
Duke Energy Progress LLC
3.250%, 8/15/25	50,000	53,872
3.450%, 3/15/29	508,000	560,123
2.900%, 8/15/51	95,000	92,701
Edison International
2.400%, 9/15/22	11,000	11,178
3.125%, 11/15/22	7,000	7,168
3.550%, 11/15/24	430,000	455,717
4.950%, 4/15/25	120,000	132,327
Emera US Finance LP
3.550%, 6/15/26	50,000	53,968
Enel Finance International NV
2.250%, 7/12/31§	800,000	785,670
Entergy Arkansas LLC
3.350%, 6/15/52	29,000	30,483
Entergy Corp.
0.900%, 9/15/25	95,000	93,146
Entergy Louisiana LLC
0.620%, 11/17/23	50,000	49,978
4.200%, 9/1/48	91,000	108,444
Evergy, Inc.
2.450%, 9/15/24	35,000	36,447
Eversource Energy
Series M
3.300%, 1/15/28	150,000	162,205
Exelon Corp.
3.950%, 6/15/25	75,000	81,546
4.050%, 4/15/30	200,000	225,981
5.100%, 6/15/45	20,000	26,157
4.700%, 4/15/50	28,000	35,221
FEL Energy VI Sarl
5.750%, 12/1/40(m)	198,923	207,788
FirstEnergy Corp.
2.050%, 3/1/25	22,000	22,193
2.650%, 3/1/30	120,000	119,460
Series B
4.400%, 7/15/27(e)	143,000	155,621
2.250%, 9/1/30	131,000	126,769
FirstEnergy Transmission LLC
4.350%, 1/15/25§	531,000	579,637
4.550%, 4/1/49§	179,000	208,614
Florida Power & Light Co.
4.050%, 10/1/44	15,000	17,992
3.950%, 3/1/48	40,000	47,792
3.150%, 10/1/49	235,000	248,223
Fortis, Inc.
3.055%, 10/4/26	75,000	80,186
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	27,835
IPALCO Enterprises, Inc.
4.250%, 5/1/30	600,000	673,825
ITC Holdings Corp.
3.350%, 11/15/27	25,000	27,075
MidAmerican Energy Co.
3.100%, 5/1/27	75,000	81,481
3.650%, 4/15/29	360,000	402,468
4.250%, 7/15/49	87,000	107,195
3.150%, 4/15/50	23,000	23,972
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	18,000	20,160
NextEra Energy Capital Holdings, Inc.
2.800%, 1/15/23	75,000	77,122
3.625%, 6/15/23	50,000	52,081
2.750%, 5/1/25	250,000	263,652
3.550%, 5/1/27	25,000	27,345
1.900%, 6/15/28	47,000	46,926
2.750%, 11/1/29	600,000	627,383
Northern States Power Co.
2.250%, 4/1/31	5,000	5,062
4.000%, 8/15/45	32,000	37,835
2.900%, 3/1/50	103,000	103,234
2.600%, 6/1/51	30,000	28,343
3.200%, 4/1/52	20,000	21,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
NRG Energy, Inc.
2.450%, 12/2/27§	$143,000	$143,556
4.450%, 6/15/29§	23,000	25,312
NSTAR Electric Co.
2.375%, 10/15/22	45,000	45,728
3.250%, 5/15/29	10,000	10,883
3.950%, 4/1/30	3,000	3,426
Ohio Power Co.
4.000%, 6/1/49	52,000	60,254
Series Q
1.625%, 1/15/31	97,000	92,363
Series R
2.900%, 10/1/51	61,000	58,837
Oklahoma Gas & Electric Co.
3.250%, 4/1/30	200,000	215,053
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25	35,000	34,131
3.700%, 11/15/28	228,000	255,274
3.800%, 6/1/49	125,000	145,576
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.500%, 11/15/21(k)	700,000	699,897
3.500%, 6/15/25(x)	600,000	624,540
3.450%, 7/1/25	500,000	521,404
3.150%, 1/1/26	500,000	515,031
2.950%, 3/1/26	500,000	510,626
3.250%, 6/1/31	900,000	889,300
PECO Energy Co.
2.800%, 6/15/50	25,000	24,686
3.050%, 3/15/51	105,000	106,664
Pennsylvania Electric Co.
3.250%, 3/15/28§	500,000	527,381
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	53,258
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	53,043
3.650%, 9/1/28	90,000	100,481
3.200%, 5/15/29	100,000	108,844
Public Service Electric and Gas Co.
2.050%, 8/1/50	51,000	43,793
Southern California Edison Co.
1.845%, 2/1/22	8,214	8,204
2.850%, 8/1/29	40,000	41,445
2.250%, 6/1/30	277,000	273,186
Series 20C
1.200%, 2/1/26	24,000	23,729
Series C
3.500%, 10/1/23	50,000	52,457
Series D
3.400%, 6/1/23	25,000	26,076
Series E
3.700%, 8/1/25	125,000	135,731
Series G
2.500%, 6/1/31	50,000	50,012
Southern Co. (The)
2.950%, 7/1/23	25,000	25,960
3.250%, 7/1/26	100,000	107,529
Series A
3.700%, 4/30/30	600,000	658,193
Southwestern Electric Power Co.
Series N
1.650%, 3/15/26	100,000	101,140
Southwestern Public Service Co.
Series 6
4.400%, 11/15/48	54,000	66,567
Series 8
3.150%, 5/1/50	70,000	72,009
Tampa Electric Co.
4.300%, 6/15/48	15,000	18,279
4.450%, 6/15/49	59,000	73,964
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	365,000	392,137
Union Electric Co.
2.950%, 3/15/30(x)	250,000	265,403
Virginia Electric and Power Co.
4.000%, 1/15/43	54,000	61,909
Series B
4.200%, 5/15/45	16,000	19,130
Series C
2.750%, 3/15/23	50,000	51,403
Vistra Operations Co. LLC
4.300%, 7/15/29§	182,000	193,471
Wisconsin Power & Light Co.
3.050%, 10/15/27	75,000	80,339
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	108,292

		21,161,694

Gas Utilities (0.3%)
Atmos Energy Corp.
4.125%, 3/15/49	38,000	44,710
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.620%, 3/2/23(k)	800,000	800,127
0.700%, 3/2/23	45,000	45,009
1.750%, 10/1/30	347,000	331,656
National Fuel Gas Co.
3.950%, 9/15/27	50,000	53,609
2.950%, 3/1/31	800,000	809,180
ONE Gas, Inc.
2.000%, 5/15/30	30,000	29,399
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31	65,000	65,282
3.640%, 11/1/46	9,000	9,484
Promigas SA ESP
3.750%, 10/16/29§	200,000	200,802
Southern California Gas Co.
Series XX
2.550%, 2/1/30	200,000	205,645

		2,594,903

Multi-Utilities (0.2%)
Ameren Illinois Co.
3.800%, 5/15/28	60,000	67,081
3.250%, 3/15/50	70,000	74,416
Berkshire Hathaway Energy Co.
3.750%, 11/15/23(x)	50,000	53,023
Black Hills Corp.
1.037%, 8/23/24	55,000	54,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
CenterPoint Energy, Inc.
2.500%, 9/1/24		$25,000	$26,090
1.450%, 6/1/26		30,000	29,959
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	26,756
Consumers Energy Co.
3.375%, 8/15/23		87,000	91,090
3.800%, 11/15/28		3,000	3,362
3.250%, 8/15/46		85,000	89,742
3.750%, 2/15/50		59,000	67,825
3.500%, 8/1/51		69,000	76,010
2.650%, 8/15/52		21,000	20,088
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54(k)		50,000	54,500
Series A
1.450%, 4/15/26		40,000	40,052
Series C
2.250%, 8/15/31		45,000	44,790
DTE Energy Co.
Series C
2.529%, 10/1/24(e)		20,000	20,867
Series F
1.050%, 6/1/25		35,000	34,651
NiSource, Inc.
0.950%, 8/15/25		60,000	59,233
Sempra Energy
2.875%, 10/1/22		32,000	32,531
2.900%, 2/1/23		100,000	102,944
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	587,175

			1,657,092

Water Utilities (0.0%)
American Water Capital Corp.
2.300%, 6/1/31		100,000	101,210
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	207,025

			308,235

Total Utilities			25,721,924

Total Corporate Bonds			299,173,799

Foreign Government Securities (1.4%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%),
36.145%, 4/3/22(k)(r)	ARS	100,000	537
Bonos and Obligaciones del Estado
3.450%, 7/30/66(m)	EUR	255,000	452,970
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	2,700,000	631,146
Canada Government Bond
2.000%, 11/15/22		$100,000	102,034
1.625%, 1/22/25		100,000	103,046
Export Development Canada
2.750%, 3/15/23		50,000	51,765
Export-Import Bank of Korea
0.375%, 2/9/24		200,000	199,234
0.625%, 2/9/26		200,000	194,958
Hungary Government Bond
5.750%, 11/22/23		200,000	221,413
5.375%, 3/25/24		160,000	177,680
Italian Republic Government Bond
2.375%, 10/17/24		200,000	207,271
Japan Bank for International Cooperation
2.375%, 11/16/22		200,000	204,637
0.625%, 7/15/25		200,000	197,536
2.375%, 4/20/26		200,000	210,842
2.250%, 11/4/26		50,000	52,438
3.500%, 10/31/28		200,000	225,859
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	638,275
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	11,600,000	576,727
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	128,852
5.100%, 6/18/50		77,594	98,632
Province of Alberta
3.350%, 11/1/23		150,000	159,028
Province of British Columbia
2.000%, 10/23/22		50,000	50,903
1.750%, 9/27/24		15,000	15,498
Province of New Brunswick
2.500%, 12/12/22		25,000	25,586
Province of Ontario
2.200%, 10/3/22		100,000	101,923
3.400%, 10/17/23		200,000	212,239
3.200%, 5/16/24		162,000	173,022
Province of Quebec
2.625%, 2/13/23		102,000	105,206
1.500%, 2/11/25		300,000	307,743
2.500%, 4/20/26		50,000	53,192
2.750%, 4/12/27		50,000	53,938
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%),
37.896%, 4/12/25(k)(m)(r)	ARS	310,000	1,593
Republic of Austria
2.100%, 9/20/17(m)	EUR	118,000	218,978
Republic of Chile
3.125%, 1/21/26		$100,000	106,706
Republic of Colombia
4.500%, 3/15/29		492,000	519,613
3.125%, 4/15/31		466,000	435,361
Republic of Indonesia
2.850%, 2/14/30		200,000	206,288
7.125%, 6/15/42	IDR	1,318,000,000	93,985
3.050%, 3/12/51		$200,000	188,272
Republic of Panama
4.000%, 9/22/24		200,000	215,225
4.500%, 4/1/56		200,000	217,038
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	543,732
4.125%, 8/25/27		$122,000	134,718
2.783%, 1/23/31		70,000	69,269
3.550%, 3/10/51(x)		117,000	116,218

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Philippines
2.457%, 5/5/30		$200,000	$203,772
3.200%, 7/6/46		200,000	196,022
Republic of Poland
4.000%, 1/22/24		75,000	80,896
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	784,087
Russian Federation
7.650%, 4/10/30	RUB	11,980,000	169,358
6.100%, 7/18/35		29,622,000	362,116
5.900%, 3/12/31		83,074,000	1,039,805
State of Israel Government Bond
2.875%, 3/16/26		$200,000	214,100
State of Qatar
4.500%, 4/23/28§		500,000	583,062
5.103%, 4/23/48§		500,000	662,438
Svensk Exportkredit AB
0.500%, 8/26/25		200,000	197,814
Tokyo Metropolitan Government
2.500%, 6/8/22§		900,000	913,158
United Mexican States
3.750%, 1/11/28		200,000	217,475
3.250%, 4/16/30(x)		200,000	204,975
4.500%, 1/31/50		400,000	409,950

Total Foreign Government Securities			15,240,154

Loan Participations (0.2%)
Consumer Discretionary (0.1%)
Diversified Consumer Services (0.1%)
Cornerstone Building Brands, Inc., Tranche B Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.750%, 4/12/28(k)		967,638	964,614

Total Consumer Discretionary			964,614

Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, New Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 1.882%, 10/6/23(k)		910,000	909,004

Total Financials			909,004

Total Loan Participations			1,873,618

Mortgage-Backed Securities (19.0%)
FHLMC
3.000%, 9/1/27		11,606	12,118
3.000%, 7/1/28		6,679	6,982
2.500%, 1/1/29		20,484	21,399
3.000%, 1/1/30		16,333	17,296
2.500%, 3/1/30		15,020	15,718
2.500%, 5/1/30		41,068	42,966
3.000%, 5/1/30		32,778	34,834
3.000%, 6/1/30		63,167	67,011
2.500%, 7/1/30		14,725	15,406
3.000%, 7/1/30		34,616	36,677
2.500%, 8/1/30		49,301	51,579
3.000%, 8/1/30		10,616	11,262
2.500%, 9/1/30		59,951	62,723
2.500%, 4/1/31		55,650	58,137
3.500%, 4/1/31		1,801	1,933
2.370%, 11/1/31(l)		1,010	1,057
3.000%, 10/1/32		4,037	4,259
3.000%, 11/1/32		5,620	5,928
3.000%, 12/1/32		5,215	5,502
5.500%, 2/1/35		6,111	7,011
4.500%, 2/1/39		12,524	13,845
4.500%, 12/1/39		4,840	5,362
4.000%, 8/1/40		5,438	5,921
4.000%, 9/1/40		13,171	14,334
4.000%, 4/1/41		269	293
4.500%, 5/1/41		26,414	29,479
5.500%, 6/1/41		23,302	27,118
5.000%, 11/1/41		52,778	60,103
3.500%, 4/1/42		44,791	49,000
3.500%, 8/1/42		36,182	39,682
3.500%, 10/1/42		2,098	2,290
3.000%, 3/1/43		28,118	30,005
3.500%, 6/1/43		22,919	25,128
3.500%, 7/1/43		7,316	8,084
4.500%, 9/1/43		38,957	43,398
4.500%, 11/1/43		8,791	9,795
4.500%, 12/1/43		35,729	39,842
3.500%, 1/1/44		9,544	10,548
4.000%, 4/1/44		24,039	26,627
3.500%, 6/1/44		7,880	8,600
4.000%, 7/1/44		7,567	8,297
3.000%, 1/1/45		1,496,628	1,588,575
3.000%, 7/1/45		815,566	864,651
3.500%, 9/1/45		4,556	5,031
4.000%, 9/1/45		32,018	35,470
4.000%, 12/1/45		12,169	13,442
3.000%, 12/1/46		180,535	194,128
3.500%, 3/1/47		52,442	56,546
4.500%, 4/1/47		81,497	89,990
4.500%, 5/1/47		29,708	33,054
4.500%, 7/1/47		114,833	127,182
3.500%, 10/1/47		56,816	62,610
3.500%, 12/1/47		51,725	57,000
3.500%, 1/1/48		18,739	20,502
4.500%, 7/1/48		245,954	273,499
4.500%, 8/1/48		456,489	506,567
5.000%, 11/1/48		12,848	14,141
4.500%, 4/1/49		51,422	56,651
3.000%, 4/1/50		1,401,391	1,474,752
FHLMC UMBS
3.500%, 1/1/34		55,039	59,779
3.500%, 5/1/35		212,927	229,732
3.000%, 9/1/37		7,247	7,656
3.000%, 6/1/38		138,861	147,258
2.500%, 3/1/41		2,789,437	2,891,220
4.000%, 1/1/45		389,748	424,141
4.000%, 9/1/45		381,137	424,904
3.500%, 3/1/46		157,553	170,922
3.500%, 9/1/46		56,765	60,837
4.000%, 7/1/47		84,022	91,491
3.500%, 1/1/48		37,426	39,693
4.000%, 4/1/48		274,818	306,462
4.000%, 6/1/48		8,207	8,968
4.000%, 8/1/48		70,460	78,001
4.500%, 1/1/49		95,907	103,535
4.000%, 5/1/49		9,004	9,794
3.500%, 1/1/50		44,294	47,489
3.500%, 6/1/50		111,951	119,851
4.000%, 6/1/50		134,663	146,528
3.000%, 7/1/50		23,687	25,503
2.500%, 8/1/50		5,144,398	5,344,167
3.000%, 8/1/50		1,425,235	1,521,210
3.000%, 6/1/51		2,327,781	2,442,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
2.325%, 1/1/28(l)	$4,460	$4,561
2.740%, 7/1/29	4,000,000	4,272,903
1.895%, 5/1/30	2,500,000	2,534,052
1.556%, 3/1/33(l)	6,390	6,469
2.015%, 1/1/36(l)	48,644	51,201
3.440%, 1/1/37	2,113,869	2,407,996
6.000%, 7/1/39	10,350	11,964
2.180%, 12/1/40(l)	1,559	1,605
4.000%, 1/1/41	6,606	7,156
2.593%, 5/1/44(l)	1,431,692	1,481,703
3.500%, 12/1/44	420,450	445,487
3.500%, 2/1/45	774,878	819,083
3.000%, 4/1/45	489,086	511,938
3.000%, 5/1/45	895,560	937,404
FNMA UMBS
2.500%, 9/1/27	15,080	15,717
2.500%, 4/1/28	4,863	5,080
2.500%, 8/1/28	13,484	14,083
3.500%, 3/1/29	16,927	18,067
3.000%, 4/1/29	22,542	23,887
3.000%, 5/1/29	28,747	30,489
3.000%, 6/1/29	24,916	26,403
3.000%, 9/1/29	22,625	23,995
3.000%, 10/1/29	15,151	16,097
3.000%, 1/1/30	122,476	129,896
2.500%, 2/1/30	6,599	6,895
3.000%, 3/1/30	23,892	25,384
2.500%, 4/1/30	12,924	13,518
3.000%, 4/1/30	19,418	20,595
2.500%, 5/1/30	7,703	8,060
3.000%, 5/1/30	11,750	12,484
2.500%, 7/1/30	22,777	23,825
3.000%, 7/1/30	43,825	46,513
2.500%, 8/1/30	73,589	76,958
3.000%, 8/1/30	105,910	112,342
3.500%, 8/1/30	17,155	18,401
2.500%, 9/1/30	34,110	35,679
3.000%, 9/1/30	47,032	49,945
2.500%, 11/1/30	69,676	72,851
2.500%, 3/1/31	7,972	8,306
3.000%, 3/1/31	6,254	6,627
2.500%, 6/1/31	20,890	21,877
2.500%, 7/1/31	15,677	16,417
2.500%, 8/1/31	1,889	1,978
3.000%, 8/1/31	118,067	125,131
4.000%, 8/1/31	7,096	7,629
3.000%, 9/1/31	15,315	16,252
2.000%, 10/1/31	6,109	6,308
2.500%, 10/1/31	118,754	124,392
2.000%, 11/1/31	78,260	80,788
2.500%, 11/1/31	51,881	54,387
2.000%, 12/1/31	8,283	8,552
2.500%, 2/1/32	3,490	3,650
2.000%, 3/1/32	54,511	56,279
2.500%, 3/1/32	13,671	14,360
3.500%, 4/1/32	154,536	166,586
3.500%, 5/1/32	115,107	123,975
3.000%, 6/1/32	30,466	32,464
2.500%, 8/1/32	84,130	87,973
3.000%, 9/1/32	28,688	30,506
2.500%, 2/1/33	146,745	153,495
4.000%, 10/1/33	29,723	31,987
6.000%, 2/1/34	17,126	19,807
5.500%, 5/1/34	75,487	86,280
6.000%, 8/1/34	9,212	10,687
3.000%, 9/1/34	1,124,850	1,196,389
3.500%, 12/1/34	936,675	1,006,208
5.000%, 2/1/35	85,944	96,415
5.500%, 2/1/35	49,422	56,540
6.000%, 4/1/35	149,225	172,302
3.000%, 8/1/35	86,785	92,438
5.000%, 9/1/35	5,092	5,686
2.500%, 10/1/35	170,151	179,175
2.500%, 12/1/35	550,088	577,496
3.000%, 12/1/35	75,132	80,161
5.500%, 12/1/35	24,973	28,700
4.000%, 1/1/36	34,102	36,902
3.000%, 5/1/36	40,572	43,563
3.000%, 10/1/36	2,822	2,999
3.000%, 11/1/36	31,141	33,222
3.000%, 12/1/36	48,297	51,543
6.000%, 2/1/38	6,649	7,844
6.000%, 3/1/38	2,590	3,050
6.000%, 5/1/38	7,579	8,932
6.000%, 10/1/38	1,958	2,299
6.000%, 12/1/38	3,412	4,019
5.500%, 1/1/39	12,362	14,375
4.500%, 7/1/39	161,479	178,678
5.500%, 9/1/39	35,207	40,839
5.500%, 12/1/39	16,226	18,837
5.500%, 3/1/40	2,283	2,646
6.500%, 5/1/40	60,496	73,091
4.500%, 7/1/40	17,179	19,167
4.000%, 9/1/40	29,393	31,953
2.000%, 11/1/40	1,756,730	1,786,779
4.000%, 12/1/40	330,953	360,029
2.000%, 2/1/41	3,759,225	3,832,925
5.500%, 4/1/41	3,975	4,645
4.500%, 5/1/41	1,316	1,469
4.500%, 7/1/41	2,547	2,841
5.000%, 7/1/41	91,922	104,650
5.000%, 8/1/41	2,449	2,788
4.500%, 9/1/41	12,181	13,590
4.500%, 10/1/41	4,954	5,527
3.500%, 1/1/42	21,306	22,909
4.000%, 1/1/42	41,984	46,018
3.500%, 4/1/42	9,491	10,300
3.500%, 5/1/42	1,182	1,282
4.000%, 5/1/42	50,911	55,803
3.500%, 6/1/42	2,574	2,793
3.500%, 7/1/42	3,032	3,289
4.500%, 8/1/42	11,492	12,811
4.500%, 9/1/42	17,429	19,295
3.000%, 3/1/43	144,562	154,208
3.000%, 4/1/43	83,511	89,084
3.000%, 5/1/43	67,856	72,745
3.000%, 6/1/43	35,647	38,616
4.500%, 9/1/43	31,539	35,095
4.500%, 11/1/43	112,400	127,372
4.500%, 12/1/43	17,774	19,797
5.000%, 12/1/43	139,588	158,916
4.500%, 1/1/44	20,768	23,097
4.500%, 6/1/44	166,178	185,198
3.000%, 10/1/44	1,277,464	1,362,701
3.500%, 2/1/45	222,445	241,350
4.500%, 7/1/45	48,911	54,861
4.500%, 11/1/45	73,578	82,150
4.500%, 12/1/45	38,269	42,577
3.000%, 6/1/46	14,455	15,622
4.500%, 7/1/46	146,971	166,870
3.000%, 8/1/46	2,159	2,338
3.000%, 9/1/46	33,753	36,391
3.000%, 11/1/46	3,691	3,936
3.500%, 11/1/46	9,130	9,871
4.000%, 11/1/46	25,914	28,144
3.000%, 12/1/46	1,524,227	1,609,485
2.500%, 2/1/47	1,178,275	1,221,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 2/1/47	$61,748	$66,409
4.000%, 3/1/47	1,435,067	1,547,534
3.000%, 4/1/47	1,573,816	1,659,646
3.500%, 5/1/47	50,218	54,511
4.000%, 6/1/47	85,805	92,682
4.000%, 8/1/47	40,303	44,027
4.000%, 10/1/47	39,667	42,824
4.500%, 10/1/47	12,681	14,089
3.500%, 11/1/47	60,703	64,479
4.500%, 11/1/47	100,936	111,435
3.500%, 12/1/47	60,697	64,416
3.500%, 1/1/48	94,856	101,799
4.000%, 1/1/48	40,334	43,473
4.500%, 1/1/48	101,142	111,588
3.500%, 2/1/48	27,278	28,930
3.500%, 3/1/48	213,628	226,566
3.500%, 4/1/48	10,018	10,981
4.500%, 4/1/48	35,415	40,257
4.500%, 5/1/48	666,498	740,130
3.500%, 6/1/48	1,057,233	1,121,262
4.500%, 7/1/48	813,049	878,199
4.000%, 8/1/48	56,978	62,478
4.500%, 8/1/48	76,402	84,771
5.000%, 8/1/48	7,932	8,728
5.000%, 9/1/48	25,944	28,534
4.500%, 11/1/48	59,882	65,955
4.000%, 1/1/49	118,584	129,830
4.500%, 2/1/49	225,664	249,888
4.500%, 5/1/49	429,363	487,798
5.000%, 5/1/49	70,250	77,211
3.500%, 6/1/49	1,292,338	1,372,584
4.500%, 9/1/49	31,863	34,676
3.000%, 8/1/50	267,825	283,561
4.000%, 9/1/50	166,173	182,249
2.500%, 10/1/50	1,822,306	1,894,210
2.000%, 12/1/50	3,851,741	3,873,090
4.000%, 1/1/51	123,218	137,862
2.500%, 4/1/51	1,435,448	1,487,265
3.000%, 6/1/51	2,929,233	3,082,345
2.000%, 8/1/51	4,948,455	4,988,253
2.500%, 9/1/51	4,800,000	5,011,521
3.500%, 9/1/51	2,474,358	2,642,769
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 10/25/36 TBA	1,913,000	1,931,233
2.000%, 10/25/36 TBA	3,021,000	3,109,978
2.500%, 10/25/36 TBA	418,600	435,998
3.000%, 10/25/36 TBA	278,000	292,335
3.500%, 10/25/36 TBA	183,000	195,052
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 10/25/51 TBA	565,000	566,148
2.500%, 10/25/51 TBA	21,336,752	21,988,524
3.000%, 10/25/51 TBA	190,569	199,338
3.500%, 10/25/51 TBA	1,535,418	1,624,424
4.000%, 10/25/51 TBA	1,579,000	1,691,874
5.000%, 10/25/51 TBA	574,000	631,041
1.500%, 11/25/51 TBA	2,424,000	2,349,765
2.000%, 11/25/51 TBA	12,345,000	12,347,411
2.500%, 11/25/51 TBA	2,954,000	3,038,235
3.000%, 11/25/51 TBA	2,710,000	2,831,315
3.500%, 11/25/51 TBA	4,400,000	4,658,156
2.000%, 12/25/51 TBA	25,800,000	25,748,601
2.500%, 12/25/51 TBA	5,900,000	6,053,954
3.000%, 12/25/51 TBA	3,000,000	3,129,961
GNMA
2.250%, 7/20/27(l)	367	373
5.500%, 4/15/33	598	671
5.000%, 12/15/38	4,025	4,544
4.000%, 4/20/39	1,649	1,788
5.000%, 7/15/39	19,414	22,018
4.000%, 7/20/39	3,648	3,955
5.000%, 10/20/39	3,931	4,392
4.500%, 12/20/39	1,545	1,703
4.500%, 1/20/40	1,861	2,051
4.500%, 2/20/40	1,526	1,682
4.500%, 5/20/40	128	142
4.000%, 10/20/40	19,651	21,327
4.000%, 11/20/40	60,543	65,708
5.000%, 12/15/40	14,503	16,451
4.000%, 12/20/40	23,881	25,917
4.000%, 1/20/41	20,754	22,525
4.000%, 3/15/41	13,727	15,020
4.500%, 7/20/41	8,828	9,825
3.500%, 1/15/42	11,815	12,800
4.500%, 2/15/42	115,456	130,739
5.000%, 7/20/42	10,523	11,762
3.500%, 4/15/43	19,034	20,498
3.500%, 4/20/43	40,779	44,149
3.500%, 2/20/44	133,348	144,121
5.000%, 7/20/44	1,555	1,748
4.000%, 10/20/44	675	737
3.500%, 1/20/45	286,416	301,678
3.000%, 2/15/45	30,629	32,670
3.500%, 5/20/45	28,709	30,696
3.000%, 7/15/45	219,954	233,163
4.000%, 8/20/45	384,400	418,283
3.500%, 4/20/46	572,317	608,536
3.500%, 5/20/46	27,535	29,277
3.500%, 6/20/46	343,301	365,027
3.500%, 7/20/46	119,093	126,630
3.500%, 9/20/46	408,824	434,697
3.500%, 10/20/46	50,940	54,867
4.000%, 5/20/47	6,229	6,683
4.000%, 6/20/47	59,216	63,529
4.000%, 11/20/47	70,052	74,946
4.000%, 12/20/47	33,787	36,126
4.500%, 9/20/48	31,706	34,266
5.000%, 1/20/49	7,540	8,143
5.000%, 2/20/49	328,287	354,532
4.500%, 3/20/49	138,880	148,542
5.000%, 6/20/49	312,361	336,943
5.000%, 7/20/49	87,299	94,176
3.000%, 10/20/49	942,258	984,547
3.500%, 11/15/49	20,745	21,804
5.000%, 12/20/49	78,331	84,434
3.500%, 2/15/50	237,114	248,826
3.000%, 2/20/50	477,000	497,774
3.000%, 3/20/50	2,428,559	2,534,327
4.500%, 4/20/50	47,337	50,538
4.000%, 5/20/50	23,839	25,292
3.000%, 6/20/50	83,778	87,427
3.000%, 2/20/51	300,001	313,066
2.500%, 3/20/51	2,390,096	2,495,362
3.000%, 3/20/51	700,000	731,580
2.500%, 4/20/51	2,346,563	2,448,445
2.500%, 8/20/51	2,179,556	2,276,911
2.000%, 10/15/51 TBA	3,801,000	3,852,670
2.500%, 10/15/51 TBA	3,679,000	3,795,981
3.000%, 10/15/51 TBA	2,143,305	2,238,582
4.000%, 10/15/51 TBA	587,500	623,438
4.500%, 10/15/51 TBA	232,000	247,406
5.000%, 10/15/51 TBA	239,000	257,373
3.500%, 11/15/51 TBA	1,047,000	1,101,068

Total Mortgage-Backed Securities		208,238,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Municipal Bonds (0.4%)
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2010B
8.084%, 2/15/50	$55,000	$102,118
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	60,000	92,010
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	60,000	86,570
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	25,000	39,153
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	80,000	113,054
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	46,000	69,068
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	55,000	80,281
New Jersey Economic Development Authority, Revenue Bonds, Series B, AGM (Zero Coupon), 2/15/22	800,000	798,782
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	75,000	122,436
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	54,357
Port Authority of New York and New Jersey Consolidated Notes, Series AAA
1.086%, 7/1/23	35,000	35,450
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	561,544
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	60,000	105,549
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	115,903
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	130,000	219,056
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	270,000	314,698
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable Series 2020B
3.057%, 1/1/34	600,000	625,210
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	59,913
Texas Transportation Commission State of Texas Mobility Fund General Obligation Build America Bonds Series 2009A
5.517%, 4/1/39	80,000	115,030
The Regent of The University of California General Revenue Bonds 2020, Series BG
0.883%, 5/15/25	35,000	35,316
University of California, General Revenue Bonds, Series 2012-AD
4.858%, 5/15/12	57,000	80,063

Total Municipal Bonds		3,825,561

Supranational (0.6%)
African Development Bank
0.875%, 3/23/26	150,000	149,845
Asian Development Bank
2.750%, 3/17/23	85,000	88,100
0.250%, 7/14/23	135,000	134,871
0.250%, 10/6/23	100,000	99,794
0.375%, 6/11/24	90,000	89,670
0.500%, 2/4/26	200,000	196,538
1.000%, 4/14/26	100,000	100,210
2.625%, 1/12/27	50,000	53,899
1.875%, 1/24/30	200,000	205,615
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	65,000	64,861
0.500%, 5/28/25	100,000	98,958
Corp. Andina de Fomento
2.375%, 5/12/23	250,000	256,215
Council of Europe Development Bank
2.500%, 2/27/24	30,000	31,446
0.875%, 9/22/26(x)	50,000	49,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
European Bank for Reconstruction & Development
2.750%, 3/7/23	$25,000	$25,897
0.500%, 1/28/26	200,000	196,674
European Investment Bank
2.875%, 8/15/23	100,000	104,796
0.250%, 9/15/23	110,000	109,766
3.250%, 1/29/24	50,000	53,256
2.625%, 3/15/24	85,000	89,502
2.250%, 6/24/24	200,000	209,440
1.875%, 2/10/25	100,000	104,042
1.625%, 3/14/25	100,000	103,210
0.625%, 7/25/25	250,000	248,600
2.125%, 4/13/26	75,000	78,860
0.750%, 10/26/26	139,000	136,600
1.625%, 10/9/29	55,000	55,696
0.750%, 9/23/30	100,000	93,429
Inter-American Development Bank
2.500%, 1/18/23	100,000	102,946
3.000%, 2/21/24	75,000	79,519
2.125%, 1/15/25	100,000	104,703
1.750%, 3/14/25	300,000	310,593
0.625%, 7/15/25	1,000,000	993,959
2.250%, 6/18/29	50,000	52,819
International Bank for Reconstruction & Development
2.125%, 2/13/23	68,000	69,761
1.750%, 4/19/23	100,000	102,318
1.875%, 6/19/23	100,000	102,735
0.250%, 11/24/23	50,000	49,890
2.500%, 3/19/24	100,000	105,010
1.625%, 1/15/25	200,000	206,166
0.625%, 4/22/25	250,000	249,049
0.375%, 7/28/25(x)	100,000	98,417
2.500%, 7/29/25	75,000	79,796
3.125%, 11/20/25	25,000	27,323
1.875%, 10/27/26	150,000	156,012
0.750%, 11/24/27	95,000	91,693
1.125%, 9/13/28	200,000	196,556
0.750%, 8/26/30	170,000	158,962
International Finance Corp.
2.875%, 7/31/23	30,000	31,356
1.375%, 10/16/24	90,000	91,671
0.750%, 10/8/26	80,000	78,549
0.750%, 8/27/30	100,000	92,919
Nordic Investment Bank
0.375%, 5/19/23	200,000	200,373

Total Supranational		7,062,354

U.S. Government Agency Securities (1.4%)
FFCB
1.040%, 1/25/29	250,000	240,767
1.380%, 1/14/31	250,000	244,114
FHLB
1.625%, 12/20/21	1,000,000	1,003,439
0.125%, 10/21/22	165,000	164,960
2.500%, 2/13/24	200,000	210,041
2.875%, 9/13/24	75,000	80,106
0.375%, 9/4/25	120,000	118,182
3.250%, 11/16/28	250,000	281,855
FHLMC
2.375%, 1/13/22	300,000	301,969
0.250%, 8/24/23	215,000	214,839
0.125%, 10/16/23	190,000	189,474
0.250%, 12/4/23	420,000	419,091
0.375%, 9/23/25	230,000	226,132
0.650%, 10/22/25	2,600,000	2,579,629
0.650%, 10/27/25	2,600,000	2,579,971
0.800%, 10/28/26	2,600,000	2,564,986
FNMA
2.000%, 1/5/22	200,000	201,005
0.250%, 5/22/23	500,000	500,078
0.250%, 7/10/23	455,000	454,881
1.750%, 7/2/24	100,000	103,395
2.625%, 9/6/24	332,000	352,774
0.625%, 4/22/25	430,000	428,847
0.500%, 6/17/25	250,000	248,203
0.375%, 8/25/25	240,000	236,212
2.125%, 4/24/26	110,000	115,828
1.875%, 9/24/26	100,000	104,149
0.750%, 10/8/27	500,000	485,072
0.875%, 8/5/30	500,000	470,834
Iraq Government AID Bonds
2.149%, 1/18/22	200,000	201,168
Tennessee Valley Authority
2.875%, 9/15/24	50,000	53,394
0.750%, 5/15/25	335,000	335,429

Total U.S. Government Agency Securities		15,710,824

U.S. Treasury Obligations (28.7%)
U.S. Treasury Bonds
7.125%, 2/15/23	200,000	219,058
6.875%, 8/15/25	200,000	246,742
6.750%, 8/15/26	100,000	127,489
4.250%, 5/15/39	187,000	254,022
4.500%, 8/15/39	208,000	291,165
4.375%, 11/15/39	908,000	1,254,036
4.625%, 2/15/40	626,000	892,575
1.125%, 5/15/40	755,000	650,935
1.125%, 8/15/40	755,000	648,119
3.875%, 8/15/40	526,000	688,088
1.375%, 11/15/40	5,995,000	5,372,422
4.250%, 11/15/40	526,000	721,283
1.875%, 2/15/41	2,300,000	2,244,741
4.375%, 5/15/41	3,200,000	4,470,979
1.750%, 8/15/41	3,700	3,529
3.125%, 2/15/43	780,000	926,867
2.875%, 5/15/43	2,680,000	3,066,862
3.625%, 8/15/43	2,480,000	3,174,177
3.750%, 11/15/43	2,180,000	2,843,798
3.625%, 2/15/44	1,300,000	1,668,526
3.375%, 5/15/44	1,200,000	1,487,260
3.125%, 8/15/44	800,000	954,524
3.000%, 11/15/44	1,000,000	1,170,348
2.500%, 2/15/45	3,083,000	3,319,275
3.000%, 5/15/45	300,000	351,979
2.875%, 8/15/45	1,800,000	2,069,466
2.250%, 8/15/46	600,000	617,794
2.875%, 11/15/46	715,000	825,825
3.000%, 5/15/47	1,100,000	1,301,090
2.750%, 11/15/47	3,083,000	3,492,348
3.000%, 2/15/48#	5,180,000	6,141,991
2.875%, 5/15/49	900,000	1,049,929
2.250%, 8/15/49	945,000	977,005
1.250%, 5/15/50	1,000,000	815,571
1.375%, 8/15/50	3,402,000	2,862,735
1.625%, 11/15/50	2,500,000	2,239,610
1.875%, 2/15/51	13,000	12,363
2.375%, 5/15/51	4,600,000	4,896,149
2.000%, 8/15/51	4,600,000	4,508,719
U.S. Treasury Notes
1.500%, 1/31/22	18,000	18,086
1.750%, 4/30/22	18,000	18,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
1.750%, 7/15/22		$4,510,000	$4,569,026
1.500%, 8/15/22		153,000	154,883
1.500%, 9/15/22		7,000	7,094
1.375%, 10/15/22		56,000	56,733
0.125%, 10/31/22		135,000	135,032
1.625%, 11/15/22		705,000	716,856
0.125%, 11/30/22		1,050,000	1,049,939
2.000%, 11/30/22		500,000	510,888
1.625%, 12/15/22		37,000	37,664
2.125%, 12/31/22		3,435,000	3,519,547
1.500%, 1/15/23		164,000	166,844
1.750%, 1/31/23		775,000	791,310
1.375%, 2/15/23		2,000,000	2,033,102
2.000%, 2/15/23		3,225,000	3,306,082
1.500%, 2/28/23		1,645,000	1,675,752
0.500%, 3/15/23		4,510,000	4,530,710
0.125%, 3/31/23		672,000	671,396
0.250%, 4/15/23		4,510,000	4,513,046
0.125%, 4/30/23		4,172,000	4,166,472
1.625%, 4/30/23		600,000	613,380
0.125%, 5/15/23		1,000,000	998,594
1.750%, 5/15/23		2,133,000	2,186,242
0.125%, 5/31/23		672,000	670,905
1.625%, 5/31/23		925,000	946,536
2.750%, 5/31/23		1,010,000	1,052,380
1.375%, 6/30/23		1,900,000	1,937,920
2.625%, 6/30/23		200,000	208,298
1.250%, 7/31/23		850,000	865,572
2.500%, 8/15/23		800,000	833,370
1.375%, 8/31/23		850,000	867,926
1.375%, 9/30/23		1,050,000	1,072,800
1.625%, 10/31/23		900,000	924,682
0.250%, 11/15/23		1,700,000	1,697,704
2.750%, 11/15/23		950,000	998,988
2.125%, 11/30/23		1,050,000	1,090,766
2.250%, 12/31/23		1,420,000	1,480,472
2.250%, 1/31/24		2,250,000	2,348,967
2.500%, 1/31/24		1,200,000	1,259,533
2.750%, 2/15/24		837,000	884,145
2.125%, 2/29/24		2,650,000	2,761,012
2.125%, 3/31/24		2,230,000	2,324,930
0.375%, 4/15/24		1,547,000	1,545,251
2.000%, 4/30/24		1,475,000	1,534,689
2.500%, 5/15/24		1,387,000	1,461,696
2.000%, 5/31/24		2,200,000	2,290,250
0.250%, 6/15/24		262,000	260,518
1.750%, 6/30/24		508,000	525,900
2.000%, 6/30/24		550,000	573,033
1.750%, 7/31/24		1,019,000	1,055,380
2.125%, 7/31/24		6,560,000	6,862,611
2.375%, 8/15/24		2,200,000	2,318,271
1.250%, 8/31/24		1,500,000	1,532,336
1.875%, 8/31/24		1,800,000	1,871,443
1.500%, 9/30/24		1,682,000	1,730,892
2.125%, 9/30/24		1,650,000	1,728,369
1.500%, 10/31/24		8,801,000	9,058,850
2.250%, 10/31/24		1,800,000	1,893,836
2.250%, 11/15/24		2,600,000	2,736,514
1.500%, 11/30/24		1,516,000	1,560,173
2.125%, 11/30/24		300,000	314,619
1.750%, 12/31/24		8,230,000	8,538,052
2.250%, 12/31/24		850,000	895,422
1.375%, 1/31/25		352,000	360,835
2.000%, 2/15/25		962,000	1,006,140
0.500%, 3/31/25		464,000	461,354
0.375%, 4/30/25		6,991,000	6,912,223
2.125%, 5/15/25		1,953,000	2,052,499
2.000%, 8/15/25		2,750,000	2,879,389
0.250%, 8/31/25		1,200,000	1,175,277
2.250%, 11/15/25		3,400,000	3,595,525
0.375%, 11/30/25		1,543,000	1,513,158
0.375%, 12/31/25		2,043,000	2,001,330
0.375%, 1/31/26		3,100,000	3,032,315
1.625%, 2/15/26		3,375,000	3,481,315
0.750%, 4/30/26		2,805,000	2,782,446
2.375%, 4/30/26		650,000	692,457
1.625%, 5/15/26		6,950,000	7,166,882
0.750%, 5/31/26		1,166,000	1,155,705
0.875%, 6/30/26		2,000,000	1,992,103
0.625%, 7/31/26		1,750,000	1,721,325
1.500%, 8/15/26		8,903,000	9,123,111
0.875%, 9/30/26		5,500,000	5,469,063
2.000%, 11/15/26		3,400,000	3,566,779
1.625%, 11/30/26		1,118,000	1,151,893
2.250%, 2/15/27		1,125,000	1,194,514
0.625%, 3/31/27		1,750,000	1,707,203
2.375%, 5/15/27		2,510,000	2,683,414
0.500%, 5/31/27		2,228,000	2,151,343
2.250%, 8/15/27		7,195,000	7,643,633
0.500%, 8/31/27		1,000,000	961,982
2.250%, 11/15/27		3,510,000	3,729,699
0.625%, 11/30/27		875,000	844,620
2.750%, 2/15/28		1,310,000	1,432,734
1.250%, 3/31/28		348,000	347,837
1.250%, 4/30/28		442,000	441,471
2.875%, 5/15/28		2,110,000	2,326,451
1.250%, 5/31/28		91,000	90,816
1.000%, 7/31/28		418,000	409,602
2.875%, 8/15/28		2,540,000	2,804,376
1.250%, 9/30/28		5,500,000	5,473,360
3.125%, 11/15/28		3,728,000	4,185,762
2.625%, 2/15/29		3,224,000	3,513,004
2.375%, 5/15/29		2,630,000	2,820,804
1.625%, 8/15/29		539,000	548,604
1.750%, 11/15/29		1,111,000	1,140,880
1.500%, 2/15/30		2,351,000	2,364,220
0.625%, 5/15/30		2,090,000	1,949,091
0.625%, 8/15/30		3,822,000	3,553,332
0.875%, 11/15/30(x)		4,000,000	3,793,096
1.125%, 2/15/31		3,594,000	3,477,857
1.625%, 5/15/31		3,308,000	3,343,496
1.250%, 8/15/31(x)		6,450,000	6,287,743

Total U.S. Treasury Obligations			314,335,328

Total Long-Term Debt Securities (99.8%) (Cost $1,100,512,299)			1,093,107,521

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (1.0%)
Federative Republic of Brazil
0.00%, 1/1/22(p)	BRL	6,000,000	1,083,834
0.00%, 4/1/22(p)		52,200,000	9,231,353
0.00%, 7/1/22(p)		6,300,000	1,089,149

Total Foreign Government Treasury Bills			11,404,336

	Number of Shares		Value (Note 1)
Investment Companies (3.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)		1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares		32,485,585	32,501,828

Total Investment Companies			33,501,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $2,568,030, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $2,619,388.(xx)	$2,568,027	$2,568,027
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $500,002, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		3,068,027

U.S. Treasury Obligations (4.4%)
U.S. Treasury Bills
0.05%, 11/12/21(p)(v)	1,700,000	1,699,890
0.04%, 11/26/21(p)	11,800,000	11,799,217
0.03%, 12/2/21(p)	2,300,000	2,299,860
0.03%, 1/4/22(p)	22,100,000	22,098,033
0.05%, 1/27/22(p)	2,000,000	1,999,666
0.05%, 2/3/22(p)	2,400,000	2,399,576
0.05%, 2/17/22(p)	2,500,000	2,499,506
0.05%, 2/24/22(p)	2,400,000	2,399,516
0.05%, 3/31/22(p)(w)	800,000	799,784

Total U.S. Treasury Obligations		47,995,048

Total Short-Term Investments (8.8%) (Cost $96,026,993)		95,969,239

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Mid-Curve 1-Year Eurodollar 12/10/2021 at USD 99.38, American Style Notional Amount: USD 252,250,000 Exchange Traded*	1,009	56,756
Mid-Curve 2-Year Eurodollar 03/11/2022 at USD 98.75, American Style Notional Amount: USD 28,000,000 Exchange Traded*	112	56,700

Total Options Purchased (0.0%) (Cost $233,147)		113,456

Total Investments Before Securities Sold Short (108.6%) (Cost $1,196,772,439)		1,189,190,216

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.1%)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 10/25/51 TBA	$(722,000)	(780,775)
GNMA
3.500%, 10/15/51 TBA	(70,000)	(73,599)

Total Securities Sold Short (-0.1%) (Proceeds Received $855,171)		(854,374)

Total Investments after Securities Sold Short (108.5%) (Cost $1,195,917,268)		1,188,335,842
Other Assets Less Liabilities (-8.5%)		(93,284,337)

Net Assets (100%)		$1,095,051,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2021, the market value of these securities amounted to $154,297,283 or 14.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $379,428.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2021.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $10,016,030 or 0.9% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $–.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $–.

(x)	All or a portion of security is on loan at September 30, 2021.

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $5,870,369. This was collateralized by $1,919,875 of various U.S. Government Treasury Securities, ranging from 0.125% – 2.875%, maturing 10/31/21 – 7/15/31 and by cash of $4,068,027 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

PIK — Payment-in Kind Security

PEN — Peruvian Sol

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2021 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	38	12/2021	USD	8,362,078	(6,691)
U.S. Treasury 5 Year Note	25	12/2021	USD	3,068,555	(19,760)
U.S. Treasury 10 Year Note	281	12/2021	USD	36,982,234	(372,153)
U.S. Treasury Long Bond	15	12/2021	USD	2,388,281	(52,465)
U.S. Treasury Ultra Bond	25	12/2021	USD	4,776,563	(145,387)
3 Month Eurodollar	87	12/2022	USD	21,642,338	3,528

					(592,928)

Short Contracts
Euro-Bund	(3)	12/2021	EUR	(590,133)	9,669
Euro-Buxl	(10)	12/2021	EUR	(2,355,389)	76,168
Japan 10 Year Bond	(8)	12/2021	JPY	(10,880,633)	32,502
Long Gilt	(51)	12/2021	GBP	(8,599,983)	270,955
U.S. Treasury 5 Year Note	(59)	12/2021	USD	(7,241,789)	31,909
U.S. Treasury 10 Year Note	(115)	12/2021	USD	(15,135,078)	188,258
U.S. Treasury 10 Year Ultra Note	(34)	12/2021	USD	(4,938,500)	54,887
U.S. Treasury Long Bond	(21)	12/2021	USD	(3,343,594)	89,548
3 Month Eurodollar	(114)	3/2024	USD	(28,136,625)	(145)

					753,751

					160,823

Forward Foreign Currency Contracts outstanding as of September 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	50,200,000	USD	9,200,711	JPMorgan Chase Bank**	10/4/2021	17,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

USD	1,630,031	BRL	8,688,063	Goldman Sachs Bank USA**	10/4/2021	34,646
USD	722,274	CAD	910,000	Bank of America	10/4/2021	3,815
USD	3,021,492	EUR	2,558,000	Barclays Bank plc	10/4/2021	58,433
USD	788,471	EUR	672,000	JPMorgan Chase Bank	10/4/2021	10,060
USD	9,188,566	GBP	6,703,000	Barclays Bank plc	10/4/2021	156,944
USD	181,727	PEN	715,934	Goldman Sachs Bank USA**	10/4/2021	8,567
USD	1,225,705	AUD	1,670,000	Bank of America	10/5/2021	18,373
USD	1,090,025	PEN	4,028,187	HSBC Bank plc**	10/12/2021	115,939
MYR	740,401	USD	176,707	Barclays Bank plc**	10/20/2021	14
USD	103,880	MXN	2,088,000	Barclays Bank plc	10/29/2021	3,115
USD	104,222	MXN	2,083,555	Deutsche Bank AG	10/29/2021	3,672
USD	145,052	MXN	2,932,000	Standard Chartered Bank	10/29/2021	3,556
USD	257,638	MXN	5,266,471	UBS AG	10/29/2021	3,483
USD	3,520,472	EUR	3,036,000	Barclays Bank plc	11/2/2021	1,745
USD	8,743,345	GBP	6,466,000	Bank of America	11/2/2021	30,720
USD	398,094	PEN	1,492,174	Goldman Sachs Bank USA**	11/12/2021	37,568
USD	56,804	MXN	1,156,538	Bank of New York Mellon Corp.	11/24/2021	1,209
USD	57,196	CAD	72,000	Westpac Banking Corp.	12/15/2021	352
USD	1,845,492	EUR	1,558,000	BNP Paribas	12/15/2021	37,961
USD	1,846,825	EUR	1,558,000	HSBC Bank plc	12/15/2021	39,294
USD	176,349	MYR	740,401	Barclays Bank plc**	12/15/2021	72
USD	172,881	PEN	715,934	Bank of America**	1/18/2022	603
USD	962,645	PEN	4,028,187	Bank of America**	6/23/2022	6,719
USD	1,104,662	BRL	6,300,000	Goldman Sachs Bank USA**	7/5/2022	13,252

Total unrealized appreciation						607,599

BRL	8,688,063	USD	1,641,890	Goldman Sachs Bank USA**	10/4/2021	(46,506)
EUR	194,000	USD	229,086	HSBC Bank plc	10/4/2021	(4,367)
GBP	6,466,000	USD	8,742,960	Bank of America	10/4/2021	(30,671)
GBP	237,000	USD	326,958	Barclays Bank plc	10/4/2021	(7,624)
PEN	715,934	USD	173,749	Bank of America**	10/4/2021	(588)
USD	8,876,207	BRL	50,200,000	JPMorgan Chase Bank**	10/4/2021	(341,991)
AUD	2,176,000	USD	1,581,634	Goldman Sachs Bank USA	10/5/2021	(8,489)
AUD	1,845,000	USD	1,338,707	JPMorgan Chase Bank	10/5/2021	(4,859)
PEN	4,028,187	USD	979,618	Bank of America**	10/12/2021	(5,531)
USD	175,230	MYR	740,401	Barclays Bank plc**	10/20/2021	(1,490)
USD	662,087	RUB	49,381,772	Deutsche Bank AG**	10/26/2021	(13,563)
USD	732,239	RUB	54,378,702	HSBC Bank plc**	10/26/2021	(11,783)
USD	82,997	RUB	6,204,984	JPMorgan Chase Bank**	10/26/2021	(1,901)
IDR	2,274,108,968	USD	158,935	Deutsche Bank AG**	10/29/2021	(446)
IDR	485,238,401	USD	33,929	JPMorgan Chase Bank**	10/29/2021	(111)
USD	229,752	IDR	3,364,883,505	HSBC Bank plc**	10/29/2021	(4,757)
USD	117,592	IDR	1,709,618,019	JPMorgan Chase Bank**	10/29/2021	(1,556)
BRL	8,688,063	USD	1,622,421	Goldman Sachs Bank USA**	11/3/2021	(34,559)
CLP	670,226,700	USD	936,280	Deutsche Bank AG**	11/9/2021	(112,642)
USD	98,385	IDR	1,427,334,166	HSBC Bank plc**	11/17/2021	(891)
USD	68,907	RUB	5,095,900	HSBC Bank plc**	12/2/2021	(344)
USD	53,394	RUB	3,958,801	JPMorgan Chase Bank**	12/2/2021	(404)
USD	1,049,593	BRL	6,000,000	JPMorgan Chase Bank**	1/4/2022	(34,050)
USD	9,237,630	BRL	52,200,000	JPMorgan Chase Bank**	4/4/2022	(3,950)

Total unrealized depreciation						(673,073)

Net unrealized depreciation						(65,474)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Written Put Options Contracts as of September 30, 2021 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Mid-Curve 2-Year Eurodollar	Exchange Traded	112	USD (28,000,000)	USD 98.25	3/11/2022	(16,100)

Total Written Options Contracts (Premiums Received ($9,580))						(16,100)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$73,215,227	$—	$73,215,227
Collateralized Mortgage Obligations	—	87,936,919	—	87,936,919
Commercial Mortgage-Backed Securities	—	66,494,999	—	66,494,999
Corporate Bonds
Communication Services	—	21,049,626	—	21,049,626
Consumer Discretionary	—	17,340,612	—	17,340,612
Consumer Staples	—	13,300,279	—	13,300,279
Energy	—	18,225,110	—	18,225,110
Financials	—	101,196,545	—	101,196,545
Health Care	—	23,130,771	—	23,130,771
Industrials	—	24,514,749	—	24,514,749
Information Technology	—	30,549,340	—	30,549,340
Materials	—	5,149,822	—	5,149,822
Real Estate	—	18,995,021	—	18,995,021
Utilities	—	25,721,924	—	25,721,924
Foreign Government Securities	—	15,238,024	2,130	15,240,154
Forward Currency Contracts	—	607,599	—	607,599
Futures	757,424	—	—	757,424
Loan Participations
Consumer Discretionary	—	964,614	—	964,614
Financials	—	909,004	—	909,004
Mortgage-Backed Securities	—	208,238,738	—	208,238,738
Municipal Bonds	—	3,825,561	—	3,825,561
Options Purchased
Put Options Purchased	113,456	—	—	113,456
Short-Term Investments
Foreign Government Treasury Bills	—	11,404,336	—	11,404,336
Investment Companies	33,501,828	—	—	33,501,828
Repurchase Agreements	—	3,068,027	—	3,068,027
U.S. Treasury Obligations	—	47,995,048	—	47,995,048
Supranational	—	7,062,354	—	7,062,354
U.S. Government Agency Securities	—	15,710,824	—	15,710,824
U.S. Treasury Obligations	—	314,335,328	—	314,335,328

Total Assets	$34,372,708	$1,156,180,401	$2,130	$1,190,555,239

Liabilities:
Forward Currency Contracts	$—	$(673,073)	$—	$(673,073)
Futures	(596,601)	—	—	(596,601)
Mortgage-Backed Securities	—	(854,374)	—	(854,374)
Options Written
Put Options Written	(16,100)	—	—	(16,100)

Total Liabilities	$(612,701)	$(1,527,447)	$—	$(2,140,148)

Total	$33,760,007	$1,154,652,954	$2,130	$1,188,415,091

(a)	A security with a market value of $151,165 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,882,160
Aggregate gross unrealized depreciation	(32,088,335)

Net unrealized depreciation	$(8,206,175)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,196,621,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.8%)
Entertainment (0.6%)
Activision Blizzard, Inc.	21,500	$1,663,885
Electronic Arts, Inc.	30,095	4,281,014
Netflix, Inc.*	2,756	1,682,097
ROBLOX Corp., Class A*	19,384	1,464,461
Skillz, Inc.(x)*	7,100	69,722
Take-Two Interactive Software, Inc.*	6,695	1,031,499
Zynga, Inc., Class A*	28,408	213,912

		10,406,590

Interactive Media & Services (10.2%)
Alphabet, Inc., Class A*	15,254	40,781,874
Alphabet, Inc., Class C*	21,620	57,624,002
Bumble, Inc., Class A*	1,450	72,471
Cargurus, Inc.*	27,700	870,057
Eventbrite, Inc., Class A*	2,050	38,766
Facebook, Inc., Class A*	162,414	55,121,687
fuboTV, Inc.(x)*	3,900	93,444
IAC/InterActiveCorp*	2,280	297,061
Match Group, Inc.*	17,115	2,686,884
MediaAlpha, Inc., Class A*	550	10,274
Pinterest, Inc., Class A*	15,330	781,064
Snap, Inc., Class A*	171,039	12,634,651
Tencent Holdings Ltd.	21,352	1,251,958
TripAdvisor, Inc.*	2,686	90,921
Twitter, Inc.*	22,064	1,332,445
Vimeo, Inc.*	4,282	125,762
Yelp, Inc.*	1,913	71,240
Zillow Group, Inc., Class A*	8,037	711,918
Zillow Group, Inc., Class C(x)*	4,639	408,881
ZoomInfo Technologies, Inc., Class A*	245,600	15,028,264

		190,033,624

Total Communication Services		200,440,214

Consumer Discretionary (5.7%)
Auto Components (0.2%)
Aptiv plc*	27,380	4,078,799

Automobiles (0.1%)
Tesla, Inc.*	925	717,319

Hotels, Restaurants & Leisure (0.8%)
Airbnb, Inc., Class A*	14,082	2,362,255
Booking Holdings, Inc.*	4,195	9,958,385
Expedia Group, Inc.*	10,460	1,714,394
Trainline plc(m)*	307,597	1,454,446

		15,489,480

Internet & Direct Marketing Retail (4.6%)
Amazon.com, Inc.*	23,433	76,978,342
Cazoo Group Ltd.(x)*	78,334	608,655
Chewy, Inc., Class A*	2,390	162,783
Coupang, Inc.*	37,695	1,049,806
eBay, Inc.	17,990	1,253,363
Etsy, Inc.*	10,938	2,274,667
Groupon, Inc.(x)*	568	12,956
Overstock.com, Inc.(x)*	1,190	92,725
Porch Group, Inc.(x)*	2,070	36,598
Qurate Retail, Inc., Class A	10,160	103,530
RealReal, Inc. (The)*	2,230	29,391
Revolve Group, Inc.*	1,050	64,859
Shutterstock, Inc.	10,920	1,237,454
Stamps.com, Inc.*	510	168,193
Stitch Fix, Inc., Class A*	1,980	79,101
Wayfair, Inc., Class A*	2,144	547,813

		84,700,236

Total Consumer Discretionary		104,985,834

Health Care (0.2%)
Health Care Equipment & Supplies (0.1%)
Hoya Corp.	12,476	1,951,220

Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	4,465	1,286,679

Total Health Care		3,237,899

Industrials (0.3%)
Electrical Equipment (0.0%)
Bloom Energy Corp., Class A*	3,575	66,924

Road & Rail (0.3%)
Lyft, Inc., Class A*	105,045	5,629,362

Total Industrials		5,696,286

Information Technology (50.5%)
Communications Equipment (1.3%)
Arista Networks, Inc.*	9,936	3,414,407
Calix, Inc.*	1,500	74,145
Cambium Networks Corp.*	300	10,857
Ciena Corp.*	4,240	217,724
Cisco Systems, Inc.	234,415	12,759,208
CommScope Holding Co., Inc.*	5,629	76,498
EchoStar Corp., Class A*	1,130	28,826
Extreme Networks, Inc.*	3,500	34,475
F5 Networks, Inc.*	15,336	3,048,490
Harmonic, Inc.*	2,810	24,587
Infinera Corp.*	5,730	47,674
Inseego Corp.(x)*	2,100	13,986
Juniper Networks, Inc.	8,970	246,854
Lumentum Holdings, Inc.*	10,481	875,583
Motorola Solutions, Inc.	4,669	1,084,702
NETGEAR, Inc.*	800	25,528
NetScout Systems, Inc.*	2,010	54,169
Nokia OYJ (ADR)*	177,737	968,667
Plantronics, Inc.*	1,170	30,081
Ribbon Communications, Inc.*	3,300	19,734
Ubiquiti, Inc.	173	51,670
Viasat, Inc.*	1,980	109,039
Viavi Solutions, Inc.*	6,290	99,005

		23,315,909

Electronic Equipment, Instruments & Components (1.8%)
Advanced Energy Industries, Inc.	1,020	89,505
Amphenol Corp., Class A	16,538	1,211,078
Arrow Electronics, Inc.*	1,970	221,211
Avnet, Inc.	2,740	101,298
Badger Meter, Inc.	800	80,912
Belden, Inc.	1,230	71,660
Benchmark Electronics, Inc.	970	25,909
CDW Corp.	3,826	696,409
Celestica, Inc.*	2,949	26,187
Cognex Corp.	14,075	1,129,096
Coherent, Inc.*	690	172,562
Corning, Inc.	87,802	3,203,895
Fabrinet*	1,000	102,510
Flex Ltd.*	205,039	3,625,090
II-VI, Inc.*	2,878	170,838
Insight Enterprises, Inc.*	960	86,477
IPG Photonics Corp.*	13,695	2,169,288
Itron, Inc.*	1,210	91,512
Jabil, Inc.	4,020	234,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Keysight Technologies, Inc.*	5,111	$839,686
Knowles Corp.*	2,504	46,925
Littelfuse, Inc.	670	183,091
Methode Electronics, Inc.	1,010	42,470
MicroVision, Inc.(x)*	4,550	50,277
National Instruments Corp.	3,640	142,797
Novanta, Inc.*	960	148,320
OSI Systems, Inc.*	440	41,712
PAR Technology Corp.(x)*	650	39,982
Plexus Corp.*	760	67,952
Rogers Corp.*	530	98,834
Samsung SDI Co. Ltd.	22,686	13,647,011
Sanmina Corp.*	1,773	68,331
SYNNEX Corp.	1,143	118,986
Taiyo Yuden Co. Ltd.	42,889	2,524,173
TE Connectivity Ltd.	9,086	1,246,781
Trimble, Inc.*	6,920	569,170
TTM Technologies, Inc.*	2,960	37,207
Velodyne Lidar, Inc.(x)*	2,700	15,984
Vishay Intertechnology, Inc.	3,640	73,128
Vontier Corp.	4,650	156,240
Zebra Technologies Corp., Class A*	1,480	762,822

		34,431,963

IT Services (11.3%)
Accenture plc, Class A	17,568	5,620,355
Adyen NV(m)*	790	2,196,643
Affirm Holdings, Inc.(x)*	2,550	303,782
Akamai Technologies, Inc.*	4,480	468,563
Alliance Data Systems Corp.	1,335	134,688
Automatic Data Processing, Inc.	11,730	2,345,062
Broadridge Financial Solutions, Inc.	3,210	534,914
CGI, Inc.*	6,030	511,103
Cloudflare, Inc., Class A*	21,795	2,455,207
Cognizant Technology Solutions Corp., Class A	14,520	1,077,529
Concentrix Corp.*	1,193	211,161
Conduent, Inc.*	4,450	29,326
CSG Systems International, Inc.	860	41,452
DXC Technology Co.*	178,625	6,003,586
EPAM Systems, Inc.*	7,804	4,452,026
Euronet Worldwide, Inc.*	1,470	187,102
Evertec, Inc.	1,613	73,746
ExlService Holdings, Inc.*	920	113,270
Fastly, Inc., Class A(x)*	2,900	117,276
Fidelity National Information Services, Inc.	17,096	2,080,241
Fiserv, Inc.*	38,127	4,136,779
FleetCor Technologies, Inc.*	14,530	3,796,253
Gartner, Inc.*	2,300	698,924
Genpact Ltd.	83,587	3,971,218
Global Payments, Inc.	43,328	6,827,626
GoDaddy, Inc., Class A*	4,659	324,732
Infosys Ltd. (ADR)	72,475	1,612,569
International Business Machines Corp.	24,782	3,442,963
Jack Henry & Associates, Inc.	2,050	336,323
LiveRamp Holdings, Inc.*	1,880	88,792
Mastercard, Inc., Class A	24,130	8,389,518
MAXIMUS, Inc.	1,690	140,608
MongoDB, Inc.*	63,425	29,905,522
Okta, Inc.*	21,235	5,039,915
Paychex, Inc.	8,850	995,183
PayPal Holdings, Inc.*	122,106	31,773,202
Perficient, Inc.*	900	104,130
Repay Holdings Corp.*	2,050	47,212
Sabre Corp.*	8,905	105,435
Shift4 Payments, Inc., Class A*	1,300	100,776
Shopify, Inc., Class A*	10,195	13,822,177
Snowflake, Inc., Class A*	16,271	4,920,839
SolarWinds Corp.	1,220	20,411
Square, Inc., Class A(x)*	85,528	20,513,036
StoneCo Ltd., Class A*	25,081	870,812
Switch, Inc., Class A	3,450	87,596
Toast, Inc., Class A(x)*	2,002	100,000
TTEC Holdings, Inc.	480	44,894
Twilio, Inc., Class A*	63,145	20,146,412
Unisys Corp.*	1,850	46,509
VeriSign, Inc.*	2,690	551,477
Verra Mobility Corp.*	3,670	55,307
Visa, Inc., Class A	70,873	15,786,961
Western Union Co. (The)	11,200	226,464
WEX, Inc.*	9,931	1,749,246

		209,736,853

Semiconductors & Semiconductor Equipment (12.1%)
Advanced Micro Devices, Inc.*	147,700	15,198,330
Allegro MicroSystems, Inc.*	1,500	47,940
Ambarella, Inc.*	1,000	155,740
Amkor Technology, Inc.	2,750	68,613
Analog Devices, Inc.	14,879	2,491,935
Applied Materials, Inc.	105,575	13,590,670
ASML Holding NV	3,335	2,460,137
ASML Holding NV (Registered) (NYRS)	2,855	2,127,289
BE Semiconductor Industries NV	39,515	3,119,567
Broadcom, Inc.	11,385	5,520,928
Brooks Automation, Inc.	2,030	207,770
Cirrus Logic, Inc.*	1,570	129,289
CMC Materials, Inc.	790	97,352
Cohu, Inc.*	1,300	41,522
Cree, Inc.*	3,165	255,510
Diodes, Inc.*	1,210	109,614
Enphase Energy, Inc.*	3,700	554,889
Entegris, Inc.	3,740	470,866
First Solar, Inc.*	2,710	258,697
FormFactor, Inc.*	2,100	78,393
Globalwafers Co. Ltd.	85,806	2,423,857
Ichor Holdings Ltd.*	750	30,817
Infineon Technologies AG	148,195	6,092,171
Intel Corp.	112,290	5,982,811
KLA Corp.	24,554	8,213,559
Koh Young Technology, Inc.	66,940	1,093,495
Kulicke & Soffa Industries, Inc.	1,680	97,910
Lam Research Corp.	17,056	9,707,422
Lattice Semiconductor Corp.*	3,760	243,084
MACOM Technology Solutions Holdings, Inc.*	1,329	86,212
Marvell Technology, Inc.	262,806	15,849,830
MaxLinear, Inc.*	1,910	94,068
Microchip Technology, Inc.	7,577	1,162,994
Micron Technology, Inc.	235,597	16,722,675
MKS Instruments, Inc.	1,540	232,401
Monolithic Power Systems, Inc.	1,220	591,310
NVIDIA Corp.	135,255	28,019,426
NXP Semiconductors NV	46,835	9,173,571
ON Semiconductor Corp.*	285,036	13,046,098
Onto Innovation, Inc.*	1,350	97,537
Power Integrations, Inc.	1,640	162,344
Qorvo, Inc.*	24,451	4,087,963
QUALCOMM, Inc.	31,196	4,023,660
Rambus, Inc.*	3,000	66,600
Semtech Corp.*	1,770	138,007
Silicon Laboratories, Inc.*	1,110	155,578
SiTime Corp.*	350	71,459
SK Hynix, Inc.	68,605	5,915,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Skyworks Solutions, Inc.	27,149	$4,473,612
SolarEdge Technologies, Inc.*	1,460	387,221
STMicroelectronics NV	133,300	5,811,546
SunPower Corp.(x)*	2,264	51,348
Synaptics, Inc.*	970	174,338
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	120,675	13,473,364
Teradyne, Inc.	45,396	4,955,881
Texas Instruments, Inc.	36,438	7,003,748
Tokyo Electron Ltd.	13,200	5,818,592
Ultra Clean Holdings, Inc.*	1,200	51,120
Universal Display Corp.	1,200	205,152
Xilinx, Inc.	6,860	1,035,791

		224,009,466

Software (19.7%)
8x8, Inc.*	3,060	71,573
ACI Worldwide, Inc.*	3,220	98,951
Adobe, Inc.*	26,183	15,074,077
Alarm.com Holdings, Inc.*	1,260	98,519
Altair Engineering, Inc., Class A*	13,235	912,421
Alteryx, Inc., Class A*	28,445	2,079,330
Anaplan, Inc.*	3,960	241,124
ANSYS, Inc.*	2,430	827,293
Appfolio, Inc., Class A*	480	57,792
Appian Corp.(x)*	1,090	100,836
Asana, Inc., Class A*	260,005	26,998,919
Aspen Technology, Inc.*	1,884	231,355
Atlassian Corp. plc, Class A*	16,690	6,532,800
Autodesk, Inc.*	8,369	2,386,588
Avalara, Inc.*	11,271	1,969,833
Avaya Holdings Corp.*	2,300	45,517
Bill.com Holdings, Inc.*	2,450	654,027
Black Knight, Inc.*	4,321	311,112
Blackbaud, Inc.*	1,150	80,902
BlackBerry Ltd.(x)*	14,113	137,319
Blackline, Inc.*	1,440	170,006
Bottomline Technologies DE, Inc.*	1,080	42,422
Box, Inc., Class A*	56,395	1,334,870
BTRS Holdings, Inc.(x)*	2,000	21,280
Cadence Design Systems, Inc.*	7,650	1,158,516
CDK Global, Inc.	3,363	143,096
Cerence, Inc.*	1,050	100,916
Ceridian HCM Holding, Inc.*	26,366	2,969,339
Citrix Systems, Inc.	3,430	368,279
Cloudera, Inc.*	6,158	98,343
CommVault Systems, Inc.*	1,250	94,137
Cornerstone OnDemand, Inc.*	1,562	89,440
Coupa Software, Inc.*	2,050	449,319
Crowdstrike Holdings, Inc., Class A*	84,575	20,786,844
Datadog, Inc., Class A*	24,895	3,518,908
Descartes Systems Group, Inc. (The)*	2,310	187,711
Digital Turbine, Inc.*	2,400	165,000
DocuSign, Inc.*	19,005	4,892,457
Dolby Laboratories, Inc., Class A	1,793	157,784
Domo, Inc., Class B*	750	63,330
Dropbox, Inc., Class A*	7,903	230,926
Duck Creek Technologies, Inc.*	2,050	90,692
Dynatrace, Inc.*	5,380	381,819
E2open Parent Holdings, Inc.(x)*	4,800	54,240
Elastic NV*	1,990	296,490
Envestnet, Inc.*	1,490	119,558
Everbridge, Inc.*	1,040	157,082
Fair Isaac Corp.*	790	314,365
FireEye, Inc.*	44,180	786,404
Five9, Inc.*	1,880	300,311
Fortinet, Inc.*	14,495	4,233,120
Guidewire Software, Inc.*	25,817	3,068,867
HubSpot, Inc.*	50,501	34,143,221
InterDigital, Inc.	840	56,969
Intuit, Inc.	26,010	14,032,655
j2 Global, Inc.*	1,302	177,879
Jamf Holding Corp.*	1,500	57,780
KnowBe4, Inc., Class A(x)*	44,233	971,357
Lightspeed Commerce, Inc.*	3,450	332,683
LivePerson, Inc.*	1,780	104,931
Manhattan Associates, Inc.*	1,740	266,272
Marathon Digital Holdings, Inc.(x)*	2,750	86,845
McAfee Corp., Class A	1,450	32,059
Medallia, Inc.*	3,200	108,384
Microsoft Corp.	275,793	77,751,563
MicroStrategy, Inc., Class A(x)*	220	127,248
Mimecast Ltd.*	1,650	104,940
Momentive Global, Inc.*	3,520	68,992
Monday.com Ltd.(x)*	4,515	1,472,793
Money Forward, Inc.*	13,200	938,319
N-Able, Inc.(x)*	1,870	23,207
NCR Corp.*	3,630	140,699
New Relic, Inc.*	1,585	113,755
NortonLifeLock, Inc.	16,070	406,571
Nuance Communications, Inc.*	7,850	432,064
Nutanix, Inc., Class A*	5,630	212,251
Open Text Corp.	7,466	363,893
Oracle Corp.	45,592	3,972,431
PagerDuty, Inc.*	2,050	84,911
Palantir Technologies, Inc., Class A*	43,350	1,042,134
Palo Alto Networks, Inc.*	20,676	9,903,804
Paycom Software, Inc.*	43,708	21,668,241
Paylocity Holding Corp.*	1,098	307,879
Pegasystems, Inc.	1,100	139,810
Ping Identity Holding Corp.*	1,350	33,170
Progress Software Corp.	1,174	57,749
PROS Holdings, Inc.*	1,060	37,609
PTC, Inc.*	2,882	345,235
Q2 Holdings, Inc.*	1,560	125,018
QAD, Inc., Class A	300	26,217
Qualtrics International, Inc., Class A*	1,700	72,658
Qualys, Inc.*	900	100,161
Rapid7, Inc.*	9,403	1,062,727
RingCentral, Inc., Class A*	6,615	1,438,763
Riot Blockchain, Inc.(x)*	2,250	57,825
Sailpoint Technologies Holdings, Inc.*	2,540	108,915
salesforce.com, Inc.*	104,113	28,237,528
Sansan, Inc.*	10,400	1,000,960
SentinelOne, Inc., Class A*	12,967	694,642
ServiceNow, Inc.*	10,288	6,401,914
Smartsheet, Inc., Class A*	14,043	966,439
Splunk, Inc.*	4,510	652,642
Sprout Social, Inc., Class A*	1,250	152,437
SPS Commerce, Inc.*	990	159,697
SS&C Technologies Holdings, Inc.	6,140	426,116
Synopsys, Inc.*	4,240	1,269,498
Telos Corp.*	1,450	41,209
Tenable Holdings, Inc.*	2,460	113,504
Teradata Corp.*	2,975	170,616
Trade Desk, Inc. (The), Class A*	115,885	8,146,716
Tyler Technologies, Inc.*	1,140	522,861
UiPath, Inc., Class A(x)*	17,741	933,354
Varonis Systems, Inc.*	83,998	5,111,278
Verint Systems, Inc.*	1,759	78,786
VMware, Inc., Class A(x)*	2,220	330,114
Vonage Holdings Corp.*	6,950	112,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
Workday, Inc., Class A*	29,113	$7,275,048
Workiva, Inc.*	1,180	166,333
Xperi Holding Corp.	2,850	53,694
Yext, Inc.*	3,130	37,654
Zendesk, Inc.*	3,311	385,367
Zoom Video Communications, Inc., Class A*	5,990	1,566,385
Zscaler, Inc.*	82,560	21,648,883
Zuora, Inc., Class A*	3,070	50,901

		365,575,356

Technology Hardware, Storage & Peripherals (4.3%)
3D Systems Corp.*	3,450	95,116
Apple, Inc.	427,312	60,464,648
Corsair Gaming, Inc.(x)*	900	23,337
Dell Technologies, Inc., Class C*	7,666	797,571
Hewlett Packard Enterprise Co.	36,102	514,453
HP, Inc.	33,247	909,638
NetApp, Inc.	6,168	553,640
Pure Storage, Inc., Class A*	7,330	184,423
Samsung Electronics Co. Ltd.	104,654	6,513,540
Seagate Technology Holdings plc	68,865	5,682,740
Super Micro Computer, Inc.*	1,150	42,055
Western Digital Corp.*	64,136	3,619,836
Xerox Holdings Corp.	3,793	76,505

		79,477,502

Total Information Technology		936,547,049

Total Common Stocks (67.5%) (Cost $569,587,163)		1,250,907,282

EXCHANGE TRADED FUNDS (ETF):
Equity (30.4%)
iShares Expanded Tech Sector ETF(x)‡	463,650	187,152,323
Technology Select Sector SPDR Fund	1,259,400	188,053,608
Vanguard Information Technology ETF(x)	467,400	187,562,946

Total Exchange Traded Funds (30.4%) (Cost $181,039,948)		562,768,877

SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	26,185,381	26,198,473

Total Investment Companies		28,198,473

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., 0.04%, dated 9/30/21, due 10/1/21, repurchase price $8,101,925, collateralized by various U.S. Government Treasury Securities, 0.250%, maturing 1/15/25; total market value $8,263,954.(xx)	$8,101,916	8,101,916
Deutsche Bank AG, 0.15%, dated 9/30/21, due 10/1/21, repurchase price $700,003, collateralized by various Corporate Bonds, 1.750%, maturing 1/14/27, Foreign Government Agency Securities, ranging from 0.125%-2.000%, maturing 2/12/22-7/20/28, U.S. Government Treasury Securities, ranging from 0.000%-5.250%, maturing 2/15/29-2/15/41; total market value $714,000.(xx)	700,000	700,000
NBC Global Finance Ltd., 0.27%, dated 9/30/21, due 10/7/21, repurchase price $5,000,263, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.095%-2.000%, maturing 7/31/22-2/15/50; total market value $5,553,091.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $77,884, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-2.750%, maturing 2/28/22-11/15/42; total market value $79,446.(xx)	77,884	77,884
Societe Generale SA, 0.05%, dated 9/30/21, due 10/1/21, repurchase price $900,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.125%-3.000%, maturing 2/28/22-8/15/48; total market value $918,027.(xx)	900,000	900,000
Societe Generale SA, 0.19%, dated 9/30/21, due 10/1/21, repurchase price $200,001, collateralized by various Common Stocks; total market value $222,230.(xx)	200,000	200,000

Total Repurchase Agreements		14,979,800

Total Short-Term Investments (2.3%) (Cost $43,179,368)		43,178,273

Total Investments in Securities (100.2%) (Cost $793,806,479)		1,856,854,432
Other Assets Less Liabilities (-0.2%)		(4,106,760)

Net Assets (100%)		$1,852,747,672

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2021, the market value of these securities amounted to $3,651,089 or 0.2% of net assets.

(x)	All or a portion of security is on loan at September 30, 2021.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

(xx)

At September 30, 2021, the Portfolio had loaned securities with a total value of $42,994,205. This was collateralized by $28,025,120 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/7/21 - 11/15/50 and by cash of $16,979,800 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2021, were as follows:

Security Description	Shares at September 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2021($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF(x)	463,650	172,098,869	5,791,382	(16,974,638)	1,581,133	24,655,577	187,152,323	257,555	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$199,188,256	$1,251,958	$—	$200,440,214
Consumer Discretionary	103,531,388	1,454,446	—	104,985,834
Health Care	1,286,679	1,951,220	—	3,237,899
Industrials	5,696,286	—	—	5,696,286
Information Technology	876,991,195	59,555,854	—	936,547,049
Exchange Traded Funds	562,768,877	—	—	562,768,877
Short-Term Investments
Investment Companies	28,198,473	—	—	28,198,473
Repurchase Agreements	—	14,979,800	—	14,979,800

Total Assets	$1,777,661,154	$79,193,278	$—	$1,856,854,432

Total Liabilities	$—	$—	$—	$—

Total	$1,777,661,154	$79,193,278	$—	$1,856,854,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

As of September 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,061,085,885
Aggregate gross unrealized depreciation	(9,311,602)

Net unrealized appreciation	$1,051,774,283

Federal income tax cost of investments in securities and derivative instruments, if applicable	$805,080,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2021 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the EQ Advisors Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (“Administrator”), an affiliate of Equitable Investment Management Group, LLC, the Trust’s Investment Adviser (“EIM”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2021, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2021 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income.

At September 30, 2021, these Portfolios had the following loan commitments in which all or a portion of the commitment were unfunded which could be extended at the option of the borrowers:

						Unfunded Commitment		Funded Commitment		Total Commitment
Portfolio	Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
1290 VT High Yield Bond	National Mentor Holdings, Inc.	1st Lien Term Loan	03/02/2028	3.75%	ICE LIBOR USD 3 Month + 3.75%	$15,041	$15,039	$—	$—	$15,041	$15,039
1290 VT High Yield Bond	Sovos Compliance LLC	1st Lien Term Loan	08/11/2028	4.50%	ICE LIBOR USD 1 Month + 4.50%	$22,089	$22,213	$—	$—	$22,089	$22,213
EQ/Franklin Strategic Income	Aveanna Healthcare LLC	1st Lien New Term Loan	07/17/2028	3.75%	ICE LIBOR USD 1 Month + 3.75%	$4,642	$4,636	$—	$—	$4,642	$4,636
EQ/Franklin Strategic Income	DexKo Global, Inc.	1st Lien Term Loan	10/04/2028	3.75%	ICE LIBOR USD 3 Month + 3.75%	$1,394	$1,392	$—	$—	$1,394	$1,392
EQ/Franklin Strategic Income	Osmosis Buyer Ltd.	Term Loan B	07/31/2028	4.00%	ICE LIBOR USD 1 Month + 4.00%	$3,848	$3,857	$—	$—	$3,848	$3,857
EQ/Franklin Strategic Income	Sovos Compliance LLC	1st Lien Term Loan	08/11/2028	4.50%	ICE LIBOR USD 1 Month + 4.50%	$1,356	$1,363	$—	$—	$1,356	$1,363

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.